UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024–December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Bond Plus Portfolio Class I

Bond Plus Portfolio Class P

Core Income Portfolio Class I

Core Income Portfolio Class P

Diversified Bond Portfolio Class I

Diversified Bond Portfolio Class P

Floating Rate Income Portfolio Class I

Floating Rate Income Portfolio Class P

High Yield Bond Portfolio Class I

High Yield Bond Portfolio Class P

Inflation Managed Portfolio Class I

Inflation Managed Portfolio Class P

Intermediate Bond Portfolio Class I

Intermediate Bond Portfolio Class P

Managed Bond Portfolio Class I

Managed Bond Portfolio Class P

Short Duration Bond Portfolio Class I

Short Duration Bond Portfolio Class P

Emerging Markets Debt Portfolio Class I

Emerging Markets Debt Portfolio Class P

Dividend Growth Portfolio Class I

Dividend Growth Portfolio Class P

Equity Index Portfolio Class I

Equity Index Portfolio Class P

Focused Growth Portfolio Class I

Focused Growth Portfolio Class P

Growth Portfolio Class I

Growth Portfolio Class P

Hedged Equity Portfolio Class I

Hedged Equity Portfolio Class P

Large-Cap Core Portfolio Class I

Large-Cap Core Portfolio Class P

Large-Cap Growth Portfolio Class I

Large-Cap Growth Portfolio Class P

Large-Cap Plus Bond Alpha Portfolio Class I

Large-Cap Plus Bond Alpha Portfolio Class P

Large-Cap Value Portfolio Class I

Large-Cap Value Portfolio Class P

Mid-Cap Plus Bond Alpha Portfolio Class I

Mid-Cap Plus Bond Alpha Portfolio Class P

Mid-Cap Growth Portfolio Class I

Mid-Cap Growth Portfolio Class P

Mid-Cap Value Portfolio Class I

Mid-Cap Value Portfolio Class P

QQQ Plus Bond Alpha Portfolio Class I

QQQ Plus Bond Alpha Portfolio Class P

Small-Cap Equity Portfolio Class I

Small-Cap Equity Portfolio Class P

Small-Cap Growth Portfolio Class I

Small-Cap Growth Portfolio Class P

Small-Cap Index Portfolio Class I

Small-Cap Index Portfolio Class P

Small-Cap Plus Bond Alpha Portfolio Class I

Small-Cap Plus Bond Alpha Portfolio Class P

Small-Cap Value Portfolio Class I

Small-Cap Value Portfolio Class P

Value Portfolio Class I

Value Portfolio Class P

Value Advantage Portfolio Class I

Value Advantage Portfolio Class P

Emerging Markets Portfolio Class I

Emerging Markets Portfolio Class P

International Equity Plus Bond Alpha Portfolio Class I

International Equity Plus Bond Alpha Portfolio Class P

International Growth Portfolio Class I

International Growth Portfolio Class P

International Large-Cap Portfolio Class I

International Large-Cap Portfolio Class P

International Small-Cap Portfolio Class I

International Small-Cap Portfolio Class P

International Value Portfolio Class I

International Value Portfolio Class P

Health Sciences Portfolio Class I

Health Sciences Portfolio Class P

Real Estate Portfolio Class I

Real Estate Portfolio Class P

Technology Portfolio Class I

Technology Portfolio Class P

ESG Diversified Portfolio Class I

ESG Diversified Portfolio Class P

ESG Diversified Growth Portfolio Class I

ESG Diversified Growth Portfolio Class P

PSF Avantis Balanced Allocation Portfolio Class D

PSF Avantis Balanced Allocation Portfolio Class P

Pacific Dynamix - Conservative Growth Portfolio Class I

Pacific Dynamix - Conservative Growth Portfolio Class P

Pacific Dynamix - Moderate Growth Portfolio Class I

Pacific Dynamix - Moderate Growth Portfolio Class P

Pacific Dynamix - Growth Portfolio Class I

Pacific Dynamix - Growth Portfolio Class P

Pacific Dynamix - Aggressive Growth Portfolio Class I

Pacific Dynamix - Aggressive Growth Portfolio Class P

Portfolio Optimization Conservative Portfolio Class I

Portfolio Optimization Conservative Portfolio Class P

Portfolio Optimization Moderate-Conservative Portfolio Class I

Portfolio Optimization Moderate-Conservative Portfolio Class P

Portfolio Optimization Moderate Portfolio Class I

Portfolio Optimization Moderate Portfolio Class P

Portfolio Optimization Growth Portfolio Class I

Portfolio Optimization Growth Portfolio Class P

Portfolio Optimization Aggressive-Growth Portfolio Class I

Portfolio Optimization Aggressive-Growth Portfolio Class P

PD 1-3 Year Corporate Bond Portfolio Class P

PD Aggregate Bond Index Portfolio Class P

PD High Yield Bond Market Portfolio Class P

PD Large-Cap Growth Index Portfolio Class P

PD Large-Cap Value Index Portfolio Class P

PD Mid-Cap Index Portfolio Class P

PD Small-Cap Growth Index Portfolio Class P

PD Small-Cap Value Index Portfolio Class P

PD Emerging Markets Index Portfolio Class P

PD International Large-Cap Index Portfolio Class P

Bond Plus Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$197,326,365
  # of Portfolio Holdings258
  Total Advisory Fees Paid$66,364
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
Short-Term Investments
U.S. Treasury Obligations
Asset-Backed Securities
Others (each less than 3.0%)
Derivatives
Other Assets and Liabilities, Net
45.7%
30.2%
10.0%
4.8%
1.8%
(1.2%)
8.7%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	8.7%
Derivatives	(1.2%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.8%
U.S. Treasury Obligations	10.0%
Short-Term Investments	30.2%
Corporate Bonds & Notes	45.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Bond Plus Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$197,326,365
  # of Portfolio Holdings258
  Total Advisory Fees Paid$66,364
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.7%
Derivatives	(1.2%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.8%
U.S. Treasury Obligations	10.0%
Short-Term Investments	30.2%
Corporate Bonds & Notes	45.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.76%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to bank loans was additive to performance due to floating rate bank loans outperforming fixed rate bonds.

+ The Fund’s focus on corporate bonds, particularly an overweight to BBB and BB-rated bonds, was additive to performance as spreads compressed in 2024.

+ Security selection contributed to relative returns due to select issuers in Banking and Consumer Cyclical.

Top detractors from performance:

- Exposure to longer duration U.S. treasuries was a detractor as yields rose across intermediate and long maturities in 2024, inversely impacting their prices.

- An underweight to non-agency commercial mortgage-backed securities detracted.

- An overweight to student loan asset-backed securities detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Core Income (Class I)	Bloomberg US Aggregate Bond Index
4/27/2015	$10,000	$10,000
4/30/2015	$9,960	$9,940
5/31/2015	$9,932	$9,916
6/30/2015	$9,808	$9,808
7/31/2015	$9,826	$9,877
8/31/2015	$9,741	$9,862
9/30/2015	$9,698	$9,929
10/31/2015	$9,789	$9,931
11/30/2015	$9,733	$9,904
12/31/2015	$9,657	$9,872
1/31/2016	$9,692	$10,008
2/29/2016	$9,752	$10,079
3/31/2016	$9,939	$10,172
4/30/2016	$10,053	$10,211
5/31/2016	$10,054	$10,213
6/30/2016	$10,207	$10,397
7/31/2016	$10,347	$10,463
8/31/2016	$10,371	$10,451
9/30/2016	$10,371	$10,445
10/31/2016	$10,320	$10,365
11/30/2016	$10,113	$10,120
12/31/2016	$10,162	$10,134
1/31/2017	$10,210	$10,154
2/28/2017	$10,297	$10,222
3/31/2017	$10,289	$10,217
4/30/2017	$10,374	$10,295
5/31/2017	$10,446	$10,375
6/30/2017	$10,460	$10,364
7/31/2017	$10,526	$10,409
8/31/2017	$10,597	$10,502
9/30/2017	$10,594	$10,452
10/31/2017	$10,631	$10,458
11/30/2017	$10,617	$10,445
12/31/2017	$10,671	$10,493
1/31/2018	$10,624	$10,372
2/28/2018	$10,506	$10,274
3/31/2018	$10,512	$10,339
4/30/2018	$10,456	$10,263
5/31/2018	$10,480	$10,336
6/30/2018	$10,459	$10,323
7/31/2018	$10,526	$10,326
8/31/2018	$10,560	$10,392
9/30/2018	$10,560	$10,325
10/31/2018	$10,466	$10,244
11/30/2018	$10,447	$10,305
12/31/2018	$10,464	$10,494
1/31/2019	$10,677	$10,605
2/28/2019	$10,727	$10,599
3/31/2019	$10,910	$10,803
4/30/2019	$10,952	$10,806
5/31/2019	$11,113	$10,997
6/30/2019	$11,272	$11,135
7/31/2019	$11,327	$11,160
8/31/2019	$11,627	$11,449
9/30/2019	$11,562	$11,388
10/31/2019	$11,593	$11,422
11/30/2019	$11,597	$11,417
12/31/2019	$11,607	$11,409
1/31/2020	$11,845	$11,628
2/29/2020	$11,956	$11,838
3/31/2020	$11,345	$11,768
4/30/2020	$11,700	$11,977
5/31/2020	$11,943	$12,033
6/30/2020	$12,158	$12,109
7/31/2020	$12,465	$12,289
8/31/2020	$12,405	$12,190
9/30/2020	$12,409	$12,184
10/31/2020	$12,367	$12,129
11/30/2020	$12,639	$12,248
12/31/2020	$12,718	$12,265
1/31/2021	$12,645	$12,177
2/28/2021	$12,509	$12,001
3/31/2021	$12,379	$11,851
4/30/2021	$12,479	$11,945
5/31/2021	$12,533	$11,984
6/30/2021	$12,656	$12,068
7/31/2021	$12,761	$12,203
8/31/2021	$12,748	$12,180
9/30/2021	$12,665	$12,075
10/31/2021	$12,656	$12,071
11/30/2021	$12,656	$12,107
12/31/2021	$12,668	$12,076
1/31/2022	$12,420	$11,816
2/28/2022	$12,269	$11,684
3/31/2022	$11,988	$11,359
4/30/2022	$11,548	$10,928
5/31/2022	$11,532	$10,999
6/30/2022	$11,229	$10,826
7/31/2022	$11,539	$11,091
8/31/2022	$11,300	$10,777
9/30/2022	$10,800	$10,312
10/31/2022	$10,729	$10,178
11/30/2022	$11,142	$10,552
12/31/2022	$11,097	$10,505
1/31/2023	$11,550	$10,828
2/28/2023	$11,295	$10,548
3/31/2023	$11,520	$10,816
4/30/2023	$11,610	$10,882
5/31/2023	$11,481	$10,763
6/30/2023	$11,526	$10,725
7/31/2023	$11,552	$10,717
8/31/2023	$11,491	$10,649
9/30/2023	$11,222	$10,378
10/31/2023	$11,029	$10,214
11/30/2023	$11,555	$10,677
12/31/2023	$11,982	$11,086
1/31/2024	$11,990	$11,055
2/29/2024	$11,880	$10,899
3/31/2024	$12,002	$11,000
4/30/2024	$11,766	$10,722
5/31/2024	$11,956	$10,904
6/30/2024	$12,045	$11,007
7/31/2024	$12,281	$11,264
8/31/2024	$12,431	$11,426
9/30/2024	$12,598	$11,579
10/31/2024	$12,360	$11,292
11/30/2024	$12,504	$11,411
12/31/2024	$12,315	$11,224

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception April 27, 2015
Class I	2.78%	1.19%	2.17%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.20%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$335,080,162
  # of Portfolio Holdings234
  Total Advisory Fees Paid$3,150,194
  Portfolio Turnover Rate96%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
45.2%
Asset-Backed Securities
15.8%
Senior Loan Notes
14.8%
U.S. Treasury Obligations
11.4%
Mortgage-Backed Securities
10.4%
Other Assets and Liabilities, Net
2.4%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	2.4%
Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	11.4%
Senior Loan Notes	14.8%
Asset-Backed Securities	15.8%
Corporate Bonds & Notes	45.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	0.55%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to bank loans was additive to performance due to floating rate bank loans outperforming fixed rate bonds.

+ The Fund’s focus on corporate bonds, particularly an overweight to BBB and BB-rated bonds, was additive to performance as spreads compressed in 2024.

+ Security selection contributed to relative returns due to select issuers in Banking and Consumer Cyclical.

Top detractors from performance:

- Exposure to longer duration U.S. treasuries was a detractor as yields rose across intermediate and long maturities in 2024, inversely impacting their prices.

- An underweight to non-agency commercial mortgage-backed securities detracted.

- An overweight to student loan asset-backed securities detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Core Income (Class P)	Bloomberg US Aggregate Bond Index
4/27/2015	$10,000	$10,000
4/30/2015	$9,960	$9,940
5/31/2015	$9,934	$9,916
6/30/2015	$9,811	$9,808
7/31/2015	$9,831	$9,877
8/31/2015	$9,747	$9,862
9/30/2015	$9,706	$9,929
10/31/2015	$9,799	$9,931
11/30/2015	$9,745	$9,904
12/31/2015	$9,670	$9,872
1/31/2016	$9,707	$10,008
2/29/2016	$9,769	$10,079
3/31/2016	$9,957	$10,172
4/30/2016	$10,073	$10,211
5/31/2016	$10,076	$10,213
6/30/2016	$10,231	$10,397
7/31/2016	$10,373	$10,463
8/31/2016	$10,399	$10,451
9/30/2016	$10,400	$10,445
10/31/2016	$10,351	$10,365
11/30/2016	$10,145	$10,120
12/31/2016	$10,196	$10,134
1/31/2017	$10,245	$10,154
2/28/2017	$10,334	$10,222
3/31/2017	$10,328	$10,217
4/30/2017	$10,415	$10,295
5/31/2017	$10,489	$10,375
6/30/2017	$10,505	$10,364
7/31/2017	$10,573	$10,409
8/31/2017	$10,646	$10,502
9/30/2017	$10,645	$10,452
10/31/2017	$10,684	$10,458
11/30/2017	$10,672	$10,445
12/31/2017	$10,728	$10,493
1/31/2018	$10,682	$10,372
2/28/2018	$10,565	$10,274
3/31/2018	$10,573	$10,339
4/30/2018	$10,519	$10,263
5/31/2018	$10,544	$10,336
6/30/2018	$10,525	$10,323
7/31/2018	$10,595	$10,326
8/31/2018	$10,630	$10,392
9/30/2018	$10,632	$10,325
10/31/2018	$10,540	$10,244
11/30/2018	$10,522	$10,305
12/31/2018	$10,540	$10,494
1/31/2019	$10,757	$10,605
2/28/2019	$10,809	$10,599
3/31/2019	$10,996	$10,803
4/30/2019	$11,040	$10,806
5/31/2019	$11,204	$10,997
6/30/2019	$11,366	$11,135
7/31/2019	$11,423	$11,160
8/31/2019	$11,727	$11,449
9/30/2019	$11,665	$11,388
10/31/2019	$11,697	$11,422
11/30/2019	$11,704	$11,417
12/31/2019	$11,715	$11,409
1/31/2020	$11,957	$11,628
2/29/2020	$12,072	$11,838
3/31/2020	$11,457	$11,768
4/30/2020	$11,817	$11,977
5/31/2020	$12,064	$12,033
6/30/2020	$12,284	$12,109
7/31/2020	$12,596	$12,289
8/31/2020	$12,538	$12,190
9/30/2020	$12,544	$12,184
10/31/2020	$12,503	$12,129
11/30/2020	$12,781	$12,248
12/31/2020	$12,863	$12,265
1/31/2021	$12,791	$12,177
2/28/2021	$12,655	$12,001
3/31/2021	$12,526	$11,851
4/30/2021	$12,630	$11,945
5/31/2021	$12,686	$11,984
6/30/2021	$12,813	$12,068
7/31/2021	$12,921	$12,203
8/31/2021	$12,910	$12,180
9/30/2021	$12,828	$12,075
10/31/2021	$12,821	$12,071
11/30/2021	$12,823	$12,107
12/31/2021	$12,838	$12,076
1/31/2022	$12,589	$11,816
2/28/2022	$12,438	$11,684
3/31/2022	$12,155	$11,359
4/30/2022	$11,710	$10,928
5/31/2022	$11,696	$10,999
6/30/2022	$11,391	$10,826
7/31/2022	$11,707	$11,091
8/31/2022	$11,466	$10,777
9/30/2022	$10,961	$10,312
10/31/2022	$10,891	$10,178
11/30/2022	$11,312	$10,552
12/31/2022	$11,268	$10,505
1/31/2023	$11,730	$10,828
2/28/2023	$11,473	$10,548
3/31/2023	$11,704	$10,816
4/30/2023	$11,797	$10,882
5/31/2023	$11,667	$10,763
6/30/2023	$11,715	$10,725
7/31/2023	$11,744	$10,717
8/31/2023	$11,684	$10,649
9/30/2023	$11,412	$10,378
10/31/2023	$11,217	$10,214
11/30/2023	$11,755	$10,677
12/31/2023	$12,192	$11,086
1/31/2024	$12,201	$11,055
2/29/2024	$12,091	$10,899
3/31/2024	$12,217	$11,000
4/30/2024	$11,980	$10,722
5/31/2024	$12,175	$10,904
6/30/2024	$12,267	$11,007
7/31/2024	$12,510	$11,264
8/31/2024	$12,665	$11,426
9/30/2024	$12,837	$11,579
10/31/2024	$12,597	$11,292
11/30/2024	$12,745	$11,411
12/31/2024	$12,555	$11,224

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception April 27, 2015
Class P	2.98%	1.39%	2.38%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.20%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$335,080,162
  # of Portfolio Holdings234
  Total Advisory Fees Paid$3,150,194
  Portfolio Turnover Rate96%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Mortgage-Backed Securities	10.4%
U.S. Treasury Obligations	11.4%
Senior Loan Notes	14.8%
Asset-Backed Securities	15.8%
Corporate Bonds & Notes	45.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to investment grade corporates was a key contributor to relative performance, led by strong issuer selection in banking, consumer cyclical, and finance industries.

+ Securitized credit performed well, delivering positive returns largely due to the overweight allocation.

+ An out of benchmark allocation to high yield corporates aided relative performance.

Top detractors from performance:

- Exposure to non-dollar sovereign debt detracted most from relative performance at the sector level.

- Yield curve effects impacted performance as an overweight to the belly of the curve (which rose) and underweight to the 2-year (which fell) detracted.

- Duration positioning, which was slightly longer than that of the benchmark index, held back relative returns as yields sharply rose during the final month of the period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Diversified Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,226	$10,210
2/28/2015	$10,197	$10,114
3/31/2015	$10,227	$10,161
4/30/2015	$10,208	$10,124
5/31/2015	$10,185	$10,100
6/30/2015	$10,037	$9,990
7/31/2015	$10,146	$10,059
8/31/2015	$10,086	$10,045
9/30/2015	$10,092	$10,113
10/31/2015	$10,187	$10,114
11/30/2015	$10,171	$10,088
12/31/2015	$10,105	$10,055
1/31/2016	$10,151	$10,193
2/29/2016	$10,169	$10,266
3/31/2016	$10,384	$10,360
4/30/2016	$10,495	$10,400
5/31/2016	$10,475	$10,402
6/30/2016	$10,710	$10,589
7/31/2016	$10,854	$10,656
8/31/2016	$10,895	$10,644
9/30/2016	$10,900	$10,638
10/31/2016	$10,837	$10,556
11/30/2016	$10,543	$10,307
12/31/2016	$10,615	$10,321
1/31/2017	$10,681	$10,341
2/28/2017	$10,791	$10,411
3/31/2017	$10,834	$10,405
4/30/2017	$10,931	$10,486
5/31/2017	$11,047	$10,567
6/30/2017	$11,105	$10,556
7/31/2017	$11,183	$10,601
8/31/2017	$11,305	$10,696
9/30/2017	$11,269	$10,645
10/31/2017	$11,258	$10,652
11/30/2017	$11,274	$10,638
12/31/2017	$11,345	$10,687
1/31/2018	$11,264	$10,564
2/28/2018	$11,102	$10,464
3/31/2018	$11,234	$10,531
4/30/2018	$11,106	$10,452
5/31/2018	$11,101	$10,527
6/30/2018	$11,072	$10,514
7/31/2018	$11,147	$10,516
8/31/2018	$11,135	$10,584
9/30/2018	$11,087	$10,516
10/31/2018	$10,893	$10,433
11/30/2018	$10,934	$10,495
12/31/2018	$11,191	$10,688
1/31/2019	$11,486	$10,801
2/28/2019	$11,474	$10,795
3/31/2019	$11,705	$11,003
4/30/2019	$11,729	$11,005
5/31/2019	$11,914	$11,201
6/30/2019	$12,173	$11,341
7/31/2019	$12,199	$11,366
8/31/2019	$12,476	$11,661
9/30/2019	$12,481	$11,599
10/31/2019	$12,583	$11,634
11/30/2019	$12,547	$11,628
12/31/2019	$12,645	$11,620
1/31/2020	$12,875	$11,843
2/29/2020	$12,966	$12,056
3/31/2020	$12,386	$11,985
4/30/2020	$12,836	$12,198
5/31/2020	$13,115	$12,255
6/30/2020	$13,279	$12,332
7/31/2020	$13,657	$12,517
8/31/2020	$13,614	$12,416
9/30/2020	$13,523	$12,409
10/31/2020	$13,443	$12,353
11/30/2020	$13,836	$12,475
12/31/2020	$13,955	$12,492
1/31/2021	$13,769	$12,402
2/28/2021	$13,478	$12,223
3/31/2021	$13,241	$12,071
4/30/2021	$13,438	$12,166
5/31/2021	$13,530	$12,206
6/30/2021	$13,657	$12,291
7/31/2021	$13,818	$12,429
8/31/2021	$13,829	$12,405
9/30/2021	$13,667	$12,298
10/31/2021	$13,687	$12,294
11/30/2021	$13,646	$12,331
12/31/2021	$13,686	$12,299
1/31/2022	$13,300	$12,034
2/28/2022	$12,979	$11,900
3/31/2022	$12,479	$11,569
4/30/2022	$11,814	$11,130
5/31/2022	$11,886	$11,202
6/30/2022	$11,522	$11,026
7/31/2022	$11,924	$11,296
8/31/2022	$11,535	$10,977
9/30/2022	$10,819	$10,502
10/31/2022	$10,660	$10,366
11/30/2022	$11,234	$10,748
12/31/2022	$11,137	$10,699
1/31/2023	$11,650	$11,028
2/28/2023	$11,241	$10,743
3/31/2023	$11,478	$11,016
4/30/2023	$11,546	$11,083
5/31/2023	$11,381	$10,962
6/30/2023	$11,463	$10,923
7/31/2023	$11,497	$10,915
8/31/2023	$11,315	$10,846
9/30/2023	$10,850	$10,570
10/31/2023	$10,573	$10,403
11/30/2023	$11,063	$10,874
12/31/2023	$11,538	$11,291
1/31/2024	$11,543	$11,260
2/29/2024	$11,396	$11,101
3/31/2024	$11,496	$11,203
4/30/2024	$11,138	$10,920
5/31/2024	$11,276	$11,105
6/30/2024	$11,517	$11,210
7/31/2024	$11,787	$11,472
8/31/2024	$11,968	$11,637
9/30/2024	$12,139	$11,793
10/31/2024	$11,823	$11,500
11/30/2024	$11,951	$11,622
12/31/2024	$11,726	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	1.62%	(1.50%)	1.60%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,087,900,977
  # of Portfolio Holdings1,038
  Total Advisory Fees Paid$9,348,235
  Portfolio Turnover Rate133%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
38.5%
U.S. Treasury Obligations
19.0%
Mortgage-Backed Securities
16.3%
Asset-Backed Securities
14.7%
Foreign Government Bonds & Notes
5.1%
Others (each less than 3.0%)
4.1%
Derivatives
(0.1%)
Other Assets and Liabilities, Net
2.4%
0
20
40

Value	Value
Other Assets and Liabilities, Net	2.4%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.1%
Foreign Government Bonds & Notes	5.1%
Asset-Backed Securities	14.7%
Mortgage-Backed Securities	16.3%
U.S. Treasury Obligations	19.0%
Corporate Bonds & Notes	38.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.44%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to investment grade corporates was a key contributor to relative performance, led by strong issuer selection in banking, consumer cyclical, and finance industries.

+ Securitized credit performed well, delivering positive returns largely due to the overweight allocation.

+ An out of benchmark allocation to high yield corporates aided relative performance.

Top detractors from performance:

- Exposure to non-dollar sovereign debt detracted most from relative performance at the sector level.

- Yield curve effects impacted performance as an overweight to the belly of the curve (which rose) and underweight to the 2-year (which fell) detracted.

- Duration positioning, which was slightly longer than that of the benchmark index, held back relative returns as yields sharply rose during the final month of the period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Diversified Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,227	$10,210
2/28/2015	$10,200	$10,114
3/31/2015	$10,232	$10,161
4/30/2015	$10,215	$10,124
5/31/2015	$10,193	$10,100
6/30/2015	$10,047	$9,990
7/31/2015	$10,158	$10,059
8/31/2015	$10,100	$10,045
9/30/2015	$10,108	$10,113
10/31/2015	$10,204	$10,114
11/30/2015	$10,189	$10,088
12/31/2015	$10,125	$10,055
1/31/2016	$10,173	$10,193
2/29/2016	$10,192	$10,266
3/31/2016	$10,410	$10,360
4/30/2016	$10,523	$10,400
5/31/2016	$10,505	$10,402
6/30/2016	$10,742	$10,589
7/31/2016	$10,888	$10,656
8/31/2016	$10,931	$10,644
9/30/2016	$10,939	$10,638
10/31/2016	$10,877	$10,556
11/30/2016	$10,583	$10,307
12/31/2016	$10,657	$10,321
1/31/2017	$10,725	$10,341
2/28/2017	$10,838	$10,411
3/31/2017	$10,883	$10,405
4/30/2017	$10,982	$10,486
5/31/2017	$11,100	$10,567
6/30/2017	$11,160	$10,556
7/31/2017	$11,240	$10,601
8/31/2017	$11,365	$10,696
9/30/2017	$11,331	$10,645
10/31/2017	$11,322	$10,652
11/30/2017	$11,340	$10,638
12/31/2017	$11,413	$10,687
1/31/2018	$11,334	$10,564
2/28/2018	$11,172	$10,464
3/31/2018	$11,307	$10,531
4/30/2018	$11,180	$10,452
5/31/2018	$11,177	$10,527
6/30/2018	$11,150	$10,514
7/31/2018	$11,227	$10,516
8/31/2018	$11,217	$10,584
9/30/2018	$11,170	$10,516
10/31/2018	$10,977	$10,433
11/30/2018	$11,020	$10,495
12/31/2018	$11,281	$10,688
1/31/2019	$11,580	$10,801
2/28/2019	$11,570	$10,795
3/31/2019	$11,804	$11,003
4/30/2019	$11,831	$11,005
5/31/2019	$12,020	$11,201
6/30/2019	$12,283	$11,341
7/31/2019	$12,311	$11,366
8/31/2019	$12,593	$11,661
9/30/2019	$12,600	$11,599
10/31/2019	$12,705	$11,634
11/30/2019	$12,671	$11,628
12/31/2019	$12,772	$11,620
1/31/2020	$13,007	$11,843
2/29/2020	$13,100	$12,056
3/31/2020	$12,516	$11,985
4/30/2020	$12,974	$12,198
5/31/2020	$13,257	$12,255
6/30/2020	$13,426	$12,332
7/31/2020	$13,810	$12,517
8/31/2020	$13,769	$12,416
9/30/2020	$13,679	$12,409
10/31/2020	$13,601	$12,353
11/30/2020	$14,000	$12,475
12/31/2020	$14,123	$12,492
1/31/2021	$13,938	$12,402
2/28/2021	$13,645	$12,223
3/31/2021	$13,407	$12,071
4/30/2021	$13,609	$12,166
5/31/2021	$13,705	$12,206
6/30/2021	$13,835	$12,291
7/31/2021	$14,001	$12,429
8/31/2021	$14,014	$12,405
9/30/2021	$13,853	$12,298
10/31/2021	$13,875	$12,294
11/30/2021	$13,836	$12,331
12/31/2021	$13,878	$12,299
1/31/2022	$13,489	$12,034
2/28/2022	$13,166	$11,900
3/31/2022	$12,661	$11,569
4/30/2022	$11,988	$11,130
5/31/2022	$12,064	$11,202
6/30/2022	$11,695	$11,026
7/31/2022	$12,106	$11,296
8/31/2022	$11,713	$10,977
9/30/2022	$10,988	$10,502
10/31/2022	$10,828	$10,366
11/30/2022	$11,413	$10,748
12/31/2022	$11,317	$10,699
1/31/2023	$11,840	$11,028
2/28/2023	$11,426	$10,743
3/31/2023	$11,668	$11,016
4/30/2023	$11,740	$11,083
5/31/2023	$11,574	$10,962
6/30/2023	$11,660	$10,923
7/31/2023	$11,696	$10,915
8/31/2023	$11,513	$10,846
9/30/2023	$11,042	$10,570
10/31/2023	$10,761	$10,403
11/30/2023	$11,262	$10,874
12/31/2023	$11,748	$11,291
1/31/2024	$11,754	$11,260
2/29/2024	$11,606	$11,101
3/31/2024	$11,711	$11,203
4/30/2024	$11,347	$10,920
5/31/2024	$11,490	$11,105
6/30/2024	$11,737	$11,210
7/31/2024	$12,017	$11,472
8/31/2024	$12,208	$11,637
9/30/2024	$12,385	$11,793
10/31/2024	$12,064	$11,500
11/30/2024	$12,196	$11,622
12/31/2024	$11,968	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	1.87%	(1.29%)	1.81%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,087,900,977
  # of Portfolio Holdings1,038
  Total Advisory Fees Paid$9,348,235
  Portfolio Turnover Rate133%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.4%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.1%
Foreign Government Bonds & Notes	5.1%
Asset-Backed Securities	14.7%
Mortgage-Backed Securities	16.3%
U.S. Treasury Obligations	19.0%
Corporate Bonds & Notes	38.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Credit Suisse Leveraged Loan Index) to BB-rated loans was a key contributor to performance as BBs underperformed given their lower carry.

+ An overweight and security selection within performing second-lien loans contributed to relative performance.

+ Security selection in the information technology and financials sectors were additive to relative performance.

Top detractors from performance:

- An underweight to discounted names negatively impacted performance, as loans priced between $80-90 outperformed in the year.

- An underweight to the media/telecom sector detracted as this sector bounced back following underperformance in 2023.

- An underweight and security selection in the health care sector held back relative returns as the Fund did not own many of the names in this sector that rallied in 2024.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Floating Rate Income (Class I)	Credit Suisse Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,989	$10,026	$10,210
2/28/2015	$10,126	$10,167	$10,114
3/31/2015	$10,150	$10,207	$10,161
4/30/2015	$10,246	$10,299	$10,124
5/31/2015	$10,265	$10,319	$10,100
6/30/2015	$10,215	$10,287	$9,990
7/31/2015	$10,239	$10,296	$10,059
8/31/2015	$10,171	$10,229	$10,045
9/30/2015	$10,170	$10,161	$10,113
10/31/2015	$10,182	$10,147	$10,114
11/30/2015	$10,134	$10,057	$10,088
12/31/2015	$10,086	$9,962	$10,055
1/31/2016	$10,039	$9,889	$10,193
2/29/2016	$10,023	$9,834	$10,266
3/31/2016	$10,238	$10,094	$10,360
4/30/2016	$10,354	$10,285	$10,400
5/31/2016	$10,417	$10,379	$10,402
6/30/2016	$10,410	$10,383	$10,589
7/31/2016	$10,525	$10,529	$10,656
8/31/2016	$10,582	$10,612	$10,644
9/30/2016	$10,658	$10,704	$10,638
10/31/2016	$10,729	$10,787	$10,556
11/30/2016	$10,770	$10,822	$10,307
12/31/2016	$10,932	$10,945	$10,321
1/31/2017	$11,009	$11,004	$10,341
2/28/2017	$11,060	$11,068	$10,411
3/31/2017	$11,056	$11,077	$10,405
4/30/2017	$11,117	$11,125	$10,486
5/31/2017	$11,141	$11,168	$10,567
6/30/2017	$11,125	$11,160	$10,556
7/31/2017	$11,194	$11,248	$10,601
8/31/2017	$11,195	$11,232	$10,696
9/30/2017	$11,231	$11,278	$10,645
10/31/2017	$11,294	$11,353	$10,652
11/30/2017	$11,302	$11,366	$10,638
12/31/2017	$11,343	$11,410	$10,687
1/31/2018	$11,428	$11,533	$10,564
2/28/2018	$11,437	$11,554	$10,464
3/31/2018	$11,459	$11,591	$10,531
4/30/2018	$11,498	$11,647	$10,452
5/31/2018	$11,522	$11,670	$10,527
6/30/2018	$11,544	$11,682	$10,514
7/31/2018	$11,620	$11,778	$10,516
8/31/2018	$11,682	$11,827	$10,584
9/30/2018	$11,753	$11,907	$10,516
10/31/2018	$11,737	$11,908	$10,433
11/30/2018	$11,628	$11,811	$10,495
12/31/2018	$11,340	$11,541	$10,688
1/31/2019	$11,608	$11,806	$10,801
2/28/2019	$11,817	$11,991	$10,795
3/31/2019	$11,756	$11,977	$11,003
4/30/2019	$11,945	$12,167	$11,005
5/31/2019	$11,915	$12,139	$11,201
6/30/2019	$11,959	$12,166	$11,341
7/31/2019	$12,061	$12,261	$11,366
8/31/2019	$12,045	$12,227	$11,661
9/30/2019	$12,101	$12,278	$11,599
10/31/2019	$12,079	$12,219	$11,634
11/30/2019	$12,146	$12,286	$11,628
12/31/2019	$12,260	$12,484	$11,620
1/31/2020	$12,277	$12,550	$11,843
2/29/2020	$12,135	$12,381	$12,056
3/31/2020	$11,318	$10,838	$11,985
4/30/2020	$11,693	$11,303	$12,198
5/31/2020	$12,136	$11,732	$12,255
6/30/2020	$12,116	$11,890	$12,332
7/31/2020	$12,320	$12,114	$12,517
8/31/2020	$12,460	$12,296	$12,416
9/30/2020	$12,483	$12,381	$12,409
10/31/2020	$12,465	$12,402	$12,353
11/30/2020	$12,678	$12,666	$12,475
12/31/2020	$12,837	$12,831	$12,492
1/31/2021	$12,945	$12,993	$12,402
2/28/2021	$13,009	$13,081	$12,223
3/31/2021	$13,010	$13,089	$12,071
4/30/2021	$13,068	$13,155	$12,166
5/31/2021	$13,142	$13,223	$12,206
6/30/2021	$13,195	$13,278	$12,291
7/31/2021	$13,194	$13,277	$12,429
8/31/2021	$13,249	$13,342	$12,405
9/30/2021	$13,324	$13,428	$12,298
10/31/2021	$13,368	$13,460	$12,294
11/30/2021	$13,347	$13,439	$12,331
12/31/2021	$13,430	$13,524	$12,299
1/31/2022	$13,474	$13,572	$12,034
2/28/2022	$13,424	$13,505	$11,900
3/31/2022	$13,371	$13,510	$11,569
4/30/2022	$13,356	$13,533	$11,130
5/31/2022	$13,048	$13,194	$11,202
6/30/2022	$12,712	$12,922	$11,026
7/31/2022	$13,024	$13,163	$11,296
8/31/2022	$13,233	$13,365	$10,977
9/30/2022	$12,853	$13,076	$10,502
10/31/2022	$13,020	$13,187	$10,366
11/30/2022	$13,201	$13,333	$10,748
12/31/2022	$13,223	$13,381	$10,699
1/31/2023	$13,574	$13,724	$11,028
2/28/2023	$13,609	$13,811	$10,743
3/31/2023	$13,731	$13,797	$11,016
4/30/2023	$13,902	$13,928	$11,083
5/31/2023	$13,850	$13,916	$10,962
6/30/2023	$14,165	$14,227	$10,923
7/31/2023	$14,353	$14,413	$10,915
8/31/2023	$14,504	$14,579	$10,846
9/30/2023	$14,609	$14,707	$10,570
10/31/2023	$14,625	$14,711	$10,403
11/30/2023	$14,813	$14,887	$10,874
12/31/2023	$15,028	$15,126	$11,291
1/31/2024	$15,107	$15,244	$11,260
2/29/2024	$15,266	$15,380	$11,101
3/31/2024	$15,419	$15,508	$11,203
4/30/2024	$15,501	$15,613	$10,920
5/31/2024	$15,617	$15,755	$11,105
6/30/2024	$15,659	$15,798	$11,210
7/31/2024	$15,760	$15,914	$11,472
8/31/2024	$15,823	$16,009	$11,637
9/30/2024	$15,917	$16,126	$11,793
10/31/2024	$16,028	$16,263	$11,500
11/30/2024	$16,166	$16,399	$11,622
12/31/2024	$16,239	$16,495	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.05%	5.78%	4.97%
Credit Suisse Leveraged Loan Index	9.05%	5.73%	5.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$366,272,588
  # of Portfolio Holdings121
  Total Advisory Fees Paid$2,030,952
  Portfolio Turnover Rate102%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
28.5%
Financial
20.2%
Consumer, Non-Cyclical
18.1%
Technology
15.0%
Consumer, Cyclical
9.2%
Exchange-Traded Funds
5.1%
Others (each less than 3.0%)
2.6%
Other Assets & Liabilities, Net
1.3%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	5.1%
Consumer, Cyclical	9.2%
Technology	15.0%
Consumer, Non-Cyclical	18.1%
Financial	20.2%
Industrial	28.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	0.72%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Credit Suisse Leveraged Loan Index) to BB-rated loans was a key contributor to performance as BBs underperformed given their lower carry.

+ An overweight and security selection within performing second-lien loans contributed to relative performance.

+ Security selection in the information technology and financials sectors were additive to relative performance.

Top detractors from performance:

- An underweight to discounted names negatively impacted performance, as loans priced between $80-90 outperformed in the year.

- An underweight to the media/telecom sector detracted as this sector bounced back following underperformance in 2023.

- An underweight and security selection in the health care sector held back relative returns as the Fund did not own many of the names in this sector that rallied in 2024.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Floating Rate Income (Class P)	Credit Suisse Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,991	$10,026	$10,210
2/28/2015	$10,130	$10,167	$10,114
3/31/2015	$10,155	$10,207	$10,161
4/30/2015	$10,253	$10,299	$10,124
5/31/2015	$10,274	$10,319	$10,100
6/30/2015	$10,225	$10,287	$9,990
7/31/2015	$10,251	$10,296	$10,059
8/31/2015	$10,185	$10,229	$10,045
9/30/2015	$10,185	$10,161	$10,113
10/31/2015	$10,199	$10,147	$10,114
11/30/2015	$10,152	$10,057	$10,088
12/31/2015	$10,106	$9,962	$10,055
1/31/2016	$10,061	$9,889	$10,193
2/29/2016	$10,046	$9,834	$10,266
3/31/2016	$10,263	$10,094	$10,360
4/30/2016	$10,381	$10,285	$10,400
5/31/2016	$10,446	$10,379	$10,402
6/30/2016	$10,441	$10,383	$10,589
7/31/2016	$10,558	$10,529	$10,656
8/31/2016	$10,617	$10,612	$10,644
9/30/2016	$10,695	$10,704	$10,638
10/31/2016	$10,768	$10,787	$10,556
11/30/2016	$10,811	$10,822	$10,307
12/31/2016	$10,975	$10,945	$10,321
1/31/2017	$11,055	$11,004	$10,341
2/28/2017	$11,108	$11,068	$10,411
3/31/2017	$11,106	$11,077	$10,405
4/30/2017	$11,169	$11,125	$10,486
5/31/2017	$11,194	$11,168	$10,567
6/30/2017	$11,181	$11,160	$10,556
7/31/2017	$11,251	$11,248	$10,601
8/31/2017	$11,254	$11,232	$10,696
9/30/2017	$11,292	$11,278	$10,645
10/31/2017	$11,357	$11,353	$10,652
11/30/2017	$11,367	$11,366	$10,638
12/31/2017	$11,411	$11,410	$10,687
1/31/2018	$11,498	$11,533	$10,564
2/28/2018	$11,509	$11,554	$10,464
3/31/2018	$11,533	$11,591	$10,531
4/30/2018	$11,574	$11,647	$10,452
5/31/2018	$11,601	$11,670	$10,527
6/30/2018	$11,624	$11,682	$10,514
7/31/2018	$11,703	$11,778	$10,516
8/31/2018	$11,767	$11,827	$10,584
9/30/2018	$11,841	$11,907	$10,516
10/31/2018	$11,826	$11,908	$10,433
11/30/2018	$11,718	$11,811	$10,495
12/31/2018	$11,431	$11,541	$10,688
1/31/2019	$11,703	$11,806	$10,801
2/28/2019	$11,915	$11,991	$10,795
3/31/2019	$11,853	$11,977	$11,003
4/30/2019	$12,046	$12,167	$11,005
5/31/2019	$12,018	$12,139	$11,201
6/30/2019	$12,064	$12,166	$11,341
7/31/2019	$12,169	$12,261	$11,366
8/31/2019	$12,155	$12,227	$11,661
9/30/2019	$12,213	$12,278	$11,599
10/31/2019	$12,193	$12,219	$11,634
11/30/2019	$12,262	$12,286	$11,628
12/31/2019	$12,380	$12,484	$11,620
1/31/2020	$12,399	$12,550	$11,843
2/29/2020	$12,257	$12,381	$12,056
3/31/2020	$11,434	$10,838	$11,985
4/30/2020	$11,815	$11,303	$12,198
5/31/2020	$12,265	$11,732	$12,255
6/30/2020	$12,247	$11,890	$12,332
7/31/2020	$12,455	$12,114	$12,517
8/31/2020	$12,599	$12,296	$12,416
9/30/2020	$12,624	$12,381	$12,409
10/31/2020	$12,608	$12,402	$12,353
11/30/2020	$12,825	$12,666	$12,475
12/31/2020	$12,988	$12,831	$12,492
1/31/2021	$13,100	$12,993	$12,402
2/28/2021	$13,167	$13,081	$12,223
3/31/2021	$13,170	$13,089	$12,071
4/30/2021	$13,232	$13,155	$12,166
5/31/2021	$13,308	$13,223	$12,206
6/30/2021	$13,364	$13,278	$12,291
7/31/2021	$13,366	$13,277	$12,429
8/31/2021	$13,423	$13,342	$12,405
9/30/2021	$13,502	$13,428	$12,298
10/31/2021	$13,548	$13,460	$12,294
11/30/2021	$13,529	$13,439	$12,331
12/31/2021	$13,616	$13,524	$12,299
1/31/2022	$13,663	$13,572	$12,034
2/28/2022	$13,614	$13,505	$11,900
3/31/2022	$13,562	$13,510	$11,569
4/30/2022	$13,550	$13,533	$11,130
5/31/2022	$13,240	$13,194	$11,202
6/30/2022	$12,901	$12,922	$11,026
7/31/2022	$13,219	$13,163	$11,296
8/31/2022	$13,434	$13,365	$10,977
9/30/2022	$13,050	$13,076	$10,502
10/31/2022	$13,222	$13,187	$10,366
11/30/2022	$13,408	$13,333	$10,748
12/31/2022	$13,432	$13,381	$10,699
1/31/2023	$13,791	$13,724	$11,028
2/28/2023	$13,830	$13,811	$10,743
3/31/2023	$13,955	$13,797	$11,016
4/30/2023	$14,131	$13,928	$11,083
5/31/2023	$14,081	$13,916	$10,962
6/30/2023	$14,404	$14,227	$10,923
7/31/2023	$14,598	$14,413	$10,915
8/31/2023	$14,755	$14,579	$10,846
9/30/2023	$14,846	$14,707	$10,570
10/31/2023	$14,865	$14,711	$10,403
11/30/2023	$15,059	$14,887	$10,874
12/31/2023	$15,281	$15,126	$11,291
1/31/2024	$15,381	$15,244	$11,260
2/29/2024	$15,545	$15,380	$11,101
3/31/2024	$15,704	$15,508	$11,203
4/30/2024	$15,789	$15,613	$10,920
5/31/2024	$15,911	$15,755	$11,105
6/30/2024	$15,956	$15,798	$11,210
7/31/2024	$16,062	$15,914	$11,472
8/31/2024	$16,128	$16,009	$11,637
9/30/2024	$16,227	$16,126	$11,793
10/31/2024	$16,344	$16,263	$11,500
11/30/2024	$16,487	$16,399	$11,622
12/31/2024	$16,564	$16,495	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.39%	6.00%	5.18%
Credit Suisse Leveraged Loan Index	9.05%	5.73%	5.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$366,272,588
  # of Portfolio Holdings121
  Total Advisory Fees Paid$2,030,952
  Portfolio Turnover Rate102%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	2.6%
Exchange-Traded Funds	5.1%
Consumer, Cyclical	9.2%
Technology	15.0%
Consumer, Non-Cyclical	18.1%
Financial	20.2%
Industrial	28.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Industrial Sector Risk was added and LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to single B-rated securities contributed to performance as lower quality rated bonds outperformed higher-quality bonds.

+ Security selection was additive to relative returns due to issuer selections in the Energy and Capital Goods sectors.

+ An allocation to collateralized loan obligations was additive to performance as a result of rising U.S. treasury yields and spread compression.

Top detractors from performance:

- An underweight to high yield corporates detracted from relative performance as option adjusted spreads compressed during 2024.

- An underweight to CC-rated securities detracted from relative returns as that quality bucket was the top performer in 2024.

- Security selection in the Consumer Non-Cyclical and Technology sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	High Yield Bond (Class I)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,045	$10,066	$10,210
2/28/2015	$10,318	$10,308	$10,114
3/31/2015	$10,280	$10,252	$10,161
4/30/2015	$10,436	$10,376	$10,124
5/31/2015	$10,476	$10,407	$10,100
6/30/2015	$10,322	$10,253	$9,990
7/31/2015	$10,261	$10,193	$10,059
8/31/2015	$10,114	$10,015	$10,045
9/30/2015	$9,821	$9,757	$10,113
10/31/2015	$10,080	$10,025	$10,114
11/30/2015	$9,850	$9,803	$10,088
12/31/2015	$9,536	$9,557	$10,055
1/31/2016	$9,314	$9,403	$10,193
2/29/2016	$9,374	$9,457	$10,266
3/31/2016	$9,751	$9,877	$10,360
4/30/2016	$10,071	$10,264	$10,400
5/31/2016	$10,129	$10,327	$10,402
6/30/2016	$10,209	$10,422	$10,589
7/31/2016	$10,469	$10,704	$10,656
8/31/2016	$10,692	$10,928	$10,644
9/30/2016	$10,781	$11,001	$10,638
10/31/2016	$10,803	$11,043	$10,556
11/30/2016	$10,799	$10,991	$10,307
12/31/2016	$11,001	$11,194	$10,321
1/31/2017	$11,168	$11,356	$10,341
2/28/2017	$11,338	$11,521	$10,411
3/31/2017	$11,306	$11,496	$10,405
4/30/2017	$11,416	$11,628	$10,486
5/31/2017	$11,500	$11,729	$10,567
6/30/2017	$11,496	$11,745	$10,556
7/31/2017	$11,642	$11,875	$10,601
8/31/2017	$11,639	$11,870	$10,696
9/30/2017	$11,754	$11,977	$10,645
10/31/2017	$11,825	$12,028	$10,652
11/30/2017	$11,830	$11,997	$10,638
12/31/2017	$11,854	$12,033	$10,687
1/31/2018	$11,933	$12,106	$10,564
2/28/2018	$11,811	$12,003	$10,464
3/31/2018	$11,727	$11,930	$10,531
4/30/2018	$11,784	$12,008	$10,452
5/31/2018	$11,774	$12,005	$10,527
6/30/2018	$11,820	$12,053	$10,514
7/31/2018	$11,923	$12,184	$10,516
8/31/2018	$12,005	$12,274	$10,584
9/30/2018	$12,065	$12,343	$10,516
10/31/2018	$11,847	$12,145	$10,433
11/30/2018	$11,760	$12,041	$10,495
12/31/2018	$11,466	$11,783	$10,688
1/31/2019	$11,998	$12,315	$10,801
2/28/2019	$12,206	$12,520	$10,795
3/31/2019	$12,293	$12,638	$11,003
4/30/2019	$12,446	$12,817	$11,005
5/31/2019	$12,313	$12,665	$11,201
6/30/2019	$12,600	$12,954	$11,341
7/31/2019	$12,637	$13,027	$11,366
8/31/2019	$12,722	$13,079	$11,661
9/30/2019	$12,779	$13,127	$11,599
10/31/2019	$12,766	$13,163	$11,634
11/30/2019	$12,839	$13,206	$11,628
12/31/2019	$13,070	$13,470	$11,620
1/31/2020	$13,042	$13,473	$11,843
2/29/2020	$12,776	$13,283	$12,056
3/31/2020	$11,273	$11,761	$11,985
4/30/2020	$11,762	$12,294	$12,198
5/31/2020	$12,240	$12,831	$12,255
6/30/2020	$12,316	$12,953	$12,332
7/31/2020	$12,864	$13,556	$12,517
8/31/2020	$13,005	$13,687	$12,416
9/30/2020	$12,941	$13,546	$12,409
10/31/2020	$13,030	$13,613	$12,353
11/30/2020	$13,575	$14,152	$12,475
12/31/2020	$13,821	$14,419	$12,492
1/31/2021	$13,824	$14,467	$12,402
2/28/2021	$13,925	$14,520	$12,223
3/31/2021	$13,980	$14,542	$12,071
4/30/2021	$14,126	$14,700	$12,166
5/31/2021	$14,175	$14,743	$12,206
6/30/2021	$14,339	$14,940	$12,291
7/31/2021	$14,376	$14,996	$12,429
8/31/2021	$14,456	$15,074	$12,405
9/30/2021	$14,451	$15,074	$12,298
10/31/2021	$14,423	$15,046	$12,294
11/30/2021	$14,302	$14,898	$12,331
12/31/2021	$14,570	$15,178	$12,299
1/31/2022	$14,188	$14,764	$12,034
2/28/2022	$14,084	$14,612	$11,900
3/31/2022	$13,957	$14,446	$11,569
4/30/2022	$13,441	$13,933	$11,130
5/31/2022	$13,458	$13,966	$11,202
6/30/2022	$12,604	$13,025	$11,026
7/31/2022	$13,306	$13,793	$11,296
8/31/2022	$13,002	$13,476	$10,977
9/30/2022	$12,474	$12,941	$10,502
10/31/2022	$12,811	$13,277	$10,366
11/30/2022	$13,146	$13,564	$10,748
12/31/2022	$13,062	$13,481	$10,699
1/31/2023	$13,575	$13,994	$11,028
2/28/2023	$13,338	$13,815	$10,743
3/31/2023	$13,508	$13,961	$11,016
4/30/2023	$13,667	$14,102	$11,083
5/31/2023	$13,490	$13,972	$10,962
6/30/2023	$13,710	$14,206	$10,923
7/31/2023	$13,877	$14,403	$10,915
8/31/2023	$13,925	$14,444	$10,846
9/30/2023	$13,749	$14,272	$10,570
10/31/2023	$13,544	$14,104	$10,403
11/30/2023	$14,155	$14,743	$10,874
12/31/2023	$14,658	$15,293	$11,291
1/31/2024	$14,686	$15,292	$11,260
2/29/2024	$14,741	$15,337	$11,101
3/31/2024	$14,945	$15,518	$11,203
4/30/2024	$14,770	$15,372	$10,920
5/31/2024	$14,905	$15,541	$11,105
6/30/2024	$15,041	$15,688	$11,210
7/31/2024	$15,309	$15,993	$11,472
8/31/2024	$15,516	$16,254	$11,637
9/30/2024	$15,711	$16,517	$11,793
10/31/2024	$15,619	$16,428	$11,500
11/30/2024	$15,753	$16,617	$11,622
12/31/2024	$15,706	$16,546	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.14%	3.74%	4.62%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$765,962,653
  # of Portfolio Holdings220
  Total Advisory Fees Paid$2,539,748
  Portfolio Turnover Rate80%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
24.7%
Consumer, Non-Cyclical
14.8%
Consumer, Cyclical
13.0%
Energy
10.9%
Communications
8.7%
Financial
8.4%
Asset-Backed Securities
4.1%
Utilities
4.1%
Technology
4.0%
Others (each less than 3.0%)
2.2%
Other Assets & Liabilities, Net
5.1%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	5.1%
Others (each less than 3.0%)	2.2%
Technology	4.0%
Utilities	4.1%
Asset-Backed Securities	4.1%
Financial	8.4%
Communications	8.7%
Energy	10.9%
Consumer, Cyclical	13.0%
Consumer, Non-Cyclical	14.8%
Industrial	24.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.43%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to the  benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to single B-rated securities contributed to performance as lower quality rated bonds outperformed higher-quality bonds.

+ Security selection was additive to relative returns due to issuer selections in the Energy and Capital Goods sectors.

+ An allocation to collateralized loan obligations was additive to performance as a result of rising U.S. treasury yields and spread compression.

Top detractors from performance:

- An underweight to high yield corporates detracted from relative performance as option adjusted spreads compressed during 2024.

- An underweight to CC-rated securities detracted from relative returns as that quality bucket was the top performer in 2024.

- Security selection in the Consumer Non-Cyclical and Technology sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	High Yield Bond (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,046	$10,066	$10,210
2/28/2015	$10,321	$10,308	$10,114
3/31/2015	$10,285	$10,252	$10,161
4/30/2015	$10,443	$10,376	$10,124
5/31/2015	$10,485	$10,407	$10,100
6/30/2015	$10,332	$10,253	$9,990
7/31/2015	$10,273	$10,193	$10,059
8/31/2015	$10,127	$10,015	$10,045
9/30/2015	$9,836	$9,757	$10,113
10/31/2015	$10,097	$10,025	$10,114
11/30/2015	$9,868	$9,803	$10,088
12/31/2015	$9,555	$9,557	$10,055
1/31/2016	$9,334	$9,403	$10,193
2/29/2016	$9,396	$9,457	$10,266
3/31/2016	$9,776	$9,877	$10,360
4/30/2016	$10,098	$10,264	$10,400
5/31/2016	$10,158	$10,327	$10,402
6/30/2016	$10,240	$10,422	$10,589
7/31/2016	$10,503	$10,704	$10,656
8/31/2016	$10,728	$10,928	$10,644
9/30/2016	$10,819	$11,001	$10,638
10/31/2016	$10,843	$11,043	$10,556
11/30/2016	$10,840	$10,991	$10,307
12/31/2016	$11,045	$11,194	$10,321
1/31/2017	$11,214	$11,356	$10,341
2/28/2017	$11,387	$11,521	$10,411
3/31/2017	$11,357	$11,496	$10,405
4/30/2017	$11,469	$11,628	$10,486
5/31/2017	$11,555	$11,729	$10,567
6/30/2017	$11,553	$11,745	$10,556
7/31/2017	$11,702	$11,875	$10,601
8/31/2017	$11,701	$11,870	$10,696
9/30/2017	$11,818	$11,977	$10,645
10/31/2017	$11,892	$12,028	$10,652
11/30/2017	$11,899	$11,997	$10,638
12/31/2017	$11,925	$12,033	$10,687
1/31/2018	$12,007	$12,106	$10,564
2/28/2018	$11,886	$12,003	$10,464
3/31/2018	$11,803	$11,930	$10,531
4/30/2018	$11,862	$12,008	$10,452
5/31/2018	$11,854	$12,005	$10,527
6/30/2018	$11,903	$12,053	$10,514
7/31/2018	$12,009	$12,184	$10,516
8/31/2018	$12,093	$12,274	$10,584
9/30/2018	$12,156	$12,343	$10,516
10/31/2018	$11,938	$12,145	$10,433
11/30/2018	$11,852	$12,041	$10,495
12/31/2018	$11,558	$11,783	$10,688
1/31/2019	$12,096	$12,315	$10,801
2/28/2019	$12,307	$12,520	$10,795
3/31/2019	$12,397	$12,638	$11,003
4/30/2019	$12,553	$12,817	$11,005
5/31/2019	$12,422	$12,665	$11,201
6/30/2019	$12,713	$12,954	$11,341
7/31/2019	$12,753	$13,027	$11,366
8/31/2019	$12,841	$13,079	$11,661
9/30/2019	$12,901	$13,127	$11,599
10/31/2019	$12,890	$13,163	$11,634
11/30/2019	$12,966	$13,206	$11,628
12/31/2019	$13,200	$13,470	$11,620
1/31/2020	$13,175	$13,473	$11,843
2/29/2020	$12,908	$13,283	$12,056
3/31/2020	$11,391	$11,761	$11,985
4/30/2020	$11,888	$12,294	$12,198
5/31/2020	$12,373	$12,831	$12,255
6/30/2020	$12,452	$12,953	$12,332
7/31/2020	$13,008	$13,556	$12,517
8/31/2020	$13,153	$13,687	$12,416
9/30/2020	$13,090	$13,546	$12,409
10/31/2020	$13,182	$13,613	$12,353
11/30/2020	$13,736	$14,152	$12,475
12/31/2020	$13,987	$14,419	$12,492
1/31/2021	$13,992	$14,467	$12,402
2/28/2021	$14,097	$14,520	$12,223
3/31/2021	$14,155	$14,542	$12,071
4/30/2021	$14,305	$14,700	$12,166
5/31/2021	$14,357	$14,743	$12,206
6/30/2021	$14,526	$14,940	$12,291
7/31/2021	$14,566	$14,996	$12,429
8/31/2021	$14,650	$15,074	$12,405
9/30/2021	$14,647	$15,074	$12,298
10/31/2021	$14,621	$15,046	$12,294
11/30/2021	$14,501	$14,898	$12,331
12/31/2021	$14,774	$15,178	$12,299
1/31/2022	$14,390	$14,764	$12,034
2/28/2022	$14,286	$14,612	$11,900
3/31/2022	$14,160	$14,446	$11,569
4/30/2022	$13,639	$13,933	$11,130
5/31/2022	$13,659	$13,966	$11,202
6/30/2022	$12,794	$13,025	$11,026
7/31/2022	$13,508	$13,793	$11,296
8/31/2022	$13,202	$13,476	$10,977
9/30/2022	$12,669	$12,941	$10,502
10/31/2022	$13,013	$13,277	$10,366
11/30/2022	$13,356	$13,564	$10,748
12/31/2022	$13,272	$13,481	$10,699
1/31/2023	$13,796	$13,994	$11,028
2/28/2023	$13,557	$13,815	$10,743
3/31/2023	$13,732	$13,961	$11,016
4/30/2023	$13,896	$14,102	$11,083
5/31/2023	$13,718	$13,972	$10,962
6/30/2023	$13,944	$14,206	$10,923
7/31/2023	$14,117	$14,403	$10,915
8/31/2023	$14,167	$14,444	$10,846
9/30/2023	$13,991	$14,272	$10,570
10/31/2023	$13,785	$14,104	$10,403
11/30/2023	$14,409	$14,743	$10,874
12/31/2023	$14,924	$15,293	$11,291
1/31/2024	$14,955	$15,292	$11,260
2/29/2024	$15,013	$15,337	$11,101
3/31/2024	$15,223	$15,518	$11,203
4/30/2024	$15,048	$15,372	$10,920
5/31/2024	$15,188	$15,541	$11,105
6/30/2024	$15,329	$15,688	$11,210
7/31/2024	$15,605	$15,993	$11,472
8/31/2024	$15,819	$16,254	$11,637
9/30/2024	$16,020	$16,517	$11,793
10/31/2024	$15,928	$16,428	$11,500
11/30/2024	$16,067	$16,617	$11,622
12/31/2024	$16,022	$16,546	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	7.36%	3.95%	4.83%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$765,962,653
  # of Portfolio Holdings220
  Total Advisory Fees Paid$2,539,748
  Portfolio Turnover Rate80%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	5.1%
Others (each less than 3.0%)	2.2%
Technology	4.0%
Utilities	4.1%
Asset-Backed Securities	4.1%
Financial	8.4%
Communications	8.7%
Energy	10.9%
Consumer, Cyclical	13.0%
Consumer, Non-Cyclical	14.8%
Industrial	24.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in Europe contributed to performance, particularly an overweight (relative to the  benchmark index, the Bloomberg US TIPS Index) to the 10-year portion of the curve as the European Central Bank cut its key interest rates during the year.

+ Exposure to securitized assets such as collateralized loan obligations and collateralized debt obligations contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

+ Overweight exposure to U.S. breakeven inflation contributed to performance as the Consumer Price Index remained above the Federal Reserve’s longer-term target.

Top detractors from performance:

- Interest rate strategies in the U.S., particularly overweight exposure to the 7-, 10-, and 20-year portions of the yield curve, detracted from performance as interest rates rose within these tenors, reducing the value of these holdings.

- Exposure to duration in the United Kingdom detracted from performance because  rates across most of the yield curve rose, negatively impacting sovereign bonds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Inflation Managed (Class I)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,333	$10,315	$10,210
2/28/2015	$10,242	$10,191	$10,114
3/31/2015	$10,142	$10,142	$10,161
4/30/2015	$10,176	$10,217	$10,124
5/31/2015	$10,048	$10,133	$10,100
6/30/2015	$9,969	$10,034	$9,990
7/31/2015	$10,026	$10,055	$10,059
8/31/2015	$9,877	$9,978	$10,045
9/30/2015	$9,760	$9,920	$10,113
10/31/2015	$9,832	$9,945	$10,114
11/30/2015	$9,799	$9,935	$10,088
12/31/2015	$9,694	$9,856	$10,055
1/31/2016	$9,828	$10,003	$10,193
2/29/2016	$9,867	$10,114	$10,266
3/31/2016	$10,115	$10,296	$10,360
4/30/2016	$10,167	$10,331	$10,400
5/31/2016	$10,085	$10,258	$10,402
6/30/2016	$10,301	$10,471	$10,589
7/31/2016	$10,380	$10,562	$10,656
8/31/2016	$10,334	$10,515	$10,644
9/30/2016	$10,431	$10,572	$10,638
10/31/2016	$10,390	$10,530	$10,556
11/30/2016	$10,183	$10,328	$10,307
12/31/2016	$10,190	$10,318	$10,321
1/31/2017	$10,307	$10,405	$10,341
2/28/2017	$10,365	$10,454	$10,411
3/31/2017	$10,373	$10,448	$10,405
4/30/2017	$10,417	$10,510	$10,486
5/31/2017	$10,423	$10,505	$10,567
6/30/2017	$10,324	$10,406	$10,556
7/31/2017	$10,381	$10,452	$10,601
8/31/2017	$10,479	$10,563	$10,696
9/30/2017	$10,431	$10,496	$10,645
10/31/2017	$10,456	$10,518	$10,652
11/30/2017	$10,458	$10,532	$10,638
12/31/2017	$10,566	$10,628	$10,687
1/31/2018	$10,485	$10,537	$10,564
2/28/2018	$10,390	$10,435	$10,464
3/31/2018	$10,470	$10,544	$10,531
4/30/2018	$10,463	$10,538	$10,452
5/31/2018	$10,470	$10,583	$10,527
6/30/2018	$10,540	$10,625	$10,514
7/31/2018	$10,505	$10,574	$10,516
8/31/2018	$10,551	$10,651	$10,584
9/30/2018	$10,458	$10,538	$10,516
10/31/2018	$10,291	$10,387	$10,433
11/30/2018	$10,317	$10,437	$10,495
12/31/2018	$10,338	$10,494	$10,688
1/31/2019	$10,531	$10,635	$10,801
2/28/2019	$10,537	$10,634	$10,795
3/31/2019	$10,724	$10,829	$11,003
4/30/2019	$10,757	$10,865	$11,005
5/31/2019	$10,923	$11,045	$11,201
6/30/2019	$10,997	$11,139	$11,341
7/31/2019	$11,036	$11,179	$11,366
8/31/2019	$11,236	$11,445	$11,661
9/30/2019	$11,126	$11,289	$11,599
10/31/2019	$11,127	$11,318	$11,634
11/30/2019	$11,159	$11,335	$11,628
12/31/2019	$11,231	$11,378	$11,620
1/31/2020	$11,468	$11,617	$11,843
2/29/2020	$11,565	$11,778	$12,056
3/31/2020	$11,250	$11,571	$11,985
4/30/2020	$11,605	$11,893	$12,198
5/31/2020	$11,691	$11,929	$12,255
6/30/2020	$11,875	$12,062	$12,332
7/31/2020	$12,162	$12,339	$12,517
8/31/2020	$12,308	$12,474	$12,416
9/30/2020	$12,254	$12,428	$12,409
10/31/2020	$12,190	$12,347	$12,353
11/30/2020	$12,345	$12,486	$12,475
12/31/2020	$12,514	$12,629	$12,492
1/31/2021	$12,593	$12,671	$12,402
2/28/2021	$12,368	$12,467	$12,223
3/31/2021	$12,347	$12,443	$12,071
4/30/2021	$12,531	$12,617	$12,166
5/31/2021	$12,672	$12,770	$12,206
6/30/2021	$12,740	$12,847	$12,291
7/31/2021	$13,085	$13,190	$12,429
8/31/2021	$13,058	$13,167	$12,405
9/30/2021	$12,958	$13,073	$12,298
10/31/2021	$13,059	$13,221	$12,294
11/30/2021	$13,154	$13,339	$12,331
12/31/2021	$13,226	$13,381	$12,299
1/31/2022	$12,912	$13,111	$12,034
2/28/2022	$13,003	$13,223	$11,900
3/31/2022	$12,837	$12,977	$11,569
4/30/2022	$12,562	$12,712	$11,130
5/31/2022	$12,415	$12,585	$11,202
6/30/2022	$12,008	$12,187	$11,026
7/31/2022	$12,530	$12,718	$11,296
8/31/2022	$12,193	$12,380	$10,977
9/30/2022	$11,373	$11,560	$10,502
10/31/2022	$11,538	$11,704	$10,366
11/30/2022	$11,748	$11,918	$10,748
12/31/2022	$11,656	$11,796	$10,699
1/31/2023	$11,871	$12,012	$11,028
2/28/2023	$11,707	$11,848	$10,743
3/31/2023	$12,023	$12,190	$11,016
4/30/2023	$12,044	$12,203	$11,083
5/31/2023	$11,880	$12,057	$10,962
6/30/2023	$11,847	$12,017	$10,923
7/31/2023	$11,881	$12,032	$10,915
8/31/2023	$11,770	$11,924	$10,846
9/30/2023	$11,559	$11,704	$10,570
10/31/2023	$11,467	$11,620	$10,403
11/30/2023	$11,793	$11,934	$10,874
12/31/2023	$12,083	$12,256	$11,291
1/31/2024	$12,148	$12,277	$11,260
2/29/2024	$12,024	$12,146	$11,101
3/31/2024	$12,115	$12,246	$11,203
4/30/2024	$11,919	$12,039	$10,920
5/31/2024	$12,141	$12,246	$11,105
6/30/2024	$12,221	$12,342	$11,210
7/31/2024	$12,472	$12,562	$11,472
8/31/2024	$12,563	$12,661	$11,637
9/30/2024	$12,750	$12,851	$11,793
10/31/2024	$12,502	$12,620	$11,500
11/30/2024	$12,575	$12,681	$11,622
12/31/2024	$12,368	$12,481	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.36%	1.95%	2.15%
Bloomberg US Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$352,448,424
  # of Portfolio Holdings302
  Total Advisory Fees Paid$1,485,340
  Portfolio Turnover Rate235%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
89.4%
Mortgage-Backed Securities
18.9%
Short-Term Investments
9.6%
Foreign Government Bonds & Notes
8.7%
Asset-Backed Securities
7.0%
Others (each less than 3.0%)
0.4%
Derivatives
0.1%
Other Assets and Liabilities, Net
(34.1%)
-80
-40
0
40
80
120

Value	Value
Other Assets and Liabilities, Net	(34.1%)
Derivatives	0.1%
Others (each less than 3.0%)	0.4%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.7%
Short-Term Investments	9.6%
Mortgage-Backed Securities	18.9%
U.S. Treasury Obligations	89.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$113	1.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in Europe contributed to performance, particularly an overweight (relative to the  benchmark index, the Bloomberg US TIPS Index) to the 10-year portion of the curve as the European Central Bank cut its key interest rates during the year.

+ Exposure to securitized assets such as collateralized loan obligations and collateralized debt obligations contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

+ Overweight exposure to U.S. breakeven inflation contributed to performance as the Consumer Price Index remained above the Federal Reserve’s longer-term target.

Top detractors from performance:

- Interest rate strategies in the U.S., particularly overweight exposure to the 7-, 10-, and 20-year portions of the yield curve, detracted from performance as interest rates rose within these tenors, reducing the value of these holdings.

- Exposure to duration in the United Kingdom detracted from performance because  rates across most of the yield curve rose, negatively impacting sovereign bonds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Inflation Managed (Class P)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,335	$10,315	$10,210
2/28/2015	$10,246	$10,191	$10,114
3/31/2015	$10,147	$10,142	$10,161
4/30/2015	$10,183	$10,217	$10,124
5/31/2015	$10,056	$10,133	$10,100
6/30/2015	$9,979	$10,034	$9,990
7/31/2015	$10,038	$10,055	$10,059
8/31/2015	$9,891	$9,978	$10,045
9/30/2015	$9,775	$9,920	$10,113
10/31/2015	$9,848	$9,945	$10,114
11/30/2015	$9,817	$9,935	$10,088
12/31/2015	$9,713	$9,856	$10,055
1/31/2016	$9,850	$10,003	$10,193
2/29/2016	$9,889	$10,114	$10,266
3/31/2016	$10,140	$10,296	$10,360
4/30/2016	$10,194	$10,331	$10,400
5/31/2016	$10,113	$10,258	$10,402
6/30/2016	$10,332	$10,471	$10,589
7/31/2016	$10,412	$10,562	$10,656
8/31/2016	$10,368	$10,515	$10,644
9/30/2016	$10,467	$10,572	$10,638
10/31/2016	$10,427	$10,530	$10,556
11/30/2016	$10,222	$10,328	$10,307
12/31/2016	$10,231	$10,318	$10,321
1/31/2017	$10,350	$10,405	$10,341
2/28/2017	$10,410	$10,454	$10,411
3/31/2017	$10,420	$10,448	$10,405
4/30/2017	$10,465	$10,510	$10,486
5/31/2017	$10,473	$10,505	$10,567
6/30/2017	$10,376	$10,406	$10,556
7/31/2017	$10,434	$10,452	$10,601
8/31/2017	$10,534	$10,563	$10,696
9/30/2017	$10,488	$10,496	$10,645
10/31/2017	$10,515	$10,518	$10,652
11/30/2017	$10,519	$10,532	$10,638
12/31/2017	$10,629	$10,628	$10,687
1/31/2018	$10,549	$10,537	$10,564
2/28/2018	$10,456	$10,435	$10,464
3/31/2018	$10,538	$10,544	$10,531
4/30/2018	$10,533	$10,538	$10,452
5/31/2018	$10,541	$10,583	$10,527
6/30/2018	$10,613	$10,625	$10,514
7/31/2018	$10,580	$10,574	$10,516
8/31/2018	$10,628	$10,651	$10,584
9/30/2018	$10,536	$10,538	$10,516
10/31/2018	$10,369	$10,387	$10,433
11/30/2018	$10,398	$10,437	$10,495
12/31/2018	$10,420	$10,494	$10,688
1/31/2019	$10,617	$10,635	$10,801
2/28/2019	$10,624	$10,634	$10,795
3/31/2019	$10,815	$10,829	$11,003
4/30/2019	$10,850	$10,865	$11,005
5/31/2019	$11,019	$11,045	$11,201
6/30/2019	$11,095	$11,139	$11,341
7/31/2019	$11,137	$11,179	$11,366
8/31/2019	$11,340	$11,445	$11,661
9/30/2019	$11,232	$11,289	$11,599
10/31/2019	$11,234	$11,318	$11,634
11/30/2019	$11,268	$11,335	$11,628
12/31/2019	$11,344	$11,378	$11,620
1/31/2020	$11,584	$11,617	$11,843
2/29/2020	$11,684	$11,778	$12,056
3/31/2020	$11,368	$11,571	$11,985
4/30/2020	$11,729	$11,893	$12,198
5/31/2020	$11,818	$11,929	$12,255
6/30/2020	$12,006	$12,062	$12,332
7/31/2020	$12,297	$12,339	$12,517
8/31/2020	$12,447	$12,474	$12,416
9/30/2020	$12,395	$12,428	$12,409
10/31/2020	$12,333	$12,347	$12,353
11/30/2020	$12,491	$12,486	$12,475
12/31/2020	$12,664	$12,629	$12,492
1/31/2021	$12,746	$12,671	$12,402
2/28/2021	$12,521	$12,467	$12,223
3/31/2021	$12,501	$12,443	$12,071
4/30/2021	$12,689	$12,617	$12,166
5/31/2021	$12,835	$12,770	$12,206
6/30/2021	$12,906	$12,847	$12,291
7/31/2021	$13,258	$13,190	$12,429
8/31/2021	$13,232	$13,167	$12,405
9/30/2021	$13,134	$13,073	$12,298
10/31/2021	$13,238	$13,221	$12,294
11/30/2021	$13,336	$13,339	$12,331
12/31/2021	$13,412	$13,381	$12,299
1/31/2022	$13,096	$13,111	$12,034
2/28/2022	$13,190	$13,223	$11,900
3/31/2022	$13,024	$12,977	$11,569
4/30/2022	$12,746	$12,712	$11,130
5/31/2022	$12,599	$12,585	$11,202
6/30/2022	$12,189	$12,187	$11,026
7/31/2022	$12,721	$12,718	$11,296
8/31/2022	$12,380	$12,380	$10,977
9/30/2022	$11,550	$11,560	$10,502
10/31/2022	$11,719	$11,704	$10,366
11/30/2022	$11,934	$11,918	$10,748
12/31/2022	$11,843	$11,796	$10,699
1/31/2023	$12,064	$12,012	$11,028
2/28/2023	$11,899	$11,848	$10,743
3/31/2023	$12,222	$12,190	$11,016
4/30/2023	$12,246	$12,203	$11,083
5/31/2023	$12,081	$12,057	$10,962
6/30/2023	$12,049	$12,017	$10,923
7/31/2023	$12,086	$12,032	$10,915
8/31/2023	$11,975	$11,924	$10,846
9/30/2023	$11,762	$11,704	$10,570
10/31/2023	$11,671	$11,620	$10,403
11/30/2023	$12,004	$11,934	$10,874
12/31/2023	$12,302	$12,256	$11,291
1/31/2024	$12,370	$12,277	$11,260
2/29/2024	$12,246	$12,146	$11,101
3/31/2024	$12,340	$12,246	$11,203
4/30/2024	$12,143	$12,039	$10,920
5/31/2024	$12,371	$12,246	$11,105
6/30/2024	$12,455	$12,342	$11,210
7/31/2024	$12,713	$12,562	$11,472
8/31/2024	$12,808	$12,661	$11,637
9/30/2024	$13,000	$12,851	$11,793
10/31/2024	$12,750	$12,620	$11,500
11/30/2024	$12,826	$12,681	$11,622
12/31/2024	$12,617	$12,481	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	2.56%	2.15%	2.35%
Bloomberg US Treasury Inflation Protected Securities Index	1.84%	1.87%	2.24%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$352,448,424
  # of Portfolio Holdings302
  Total Advisory Fees Paid$1,485,340
  Portfolio Turnover Rate235%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.1%)
Derivatives	0.1%
Others (each less than 3.0%)	0.4%
Asset-Backed Securities	7.0%
Foreign Government Bonds & Notes	8.7%
Short-Term Investments	9.6%
Mortgage-Backed Securities	18.9%
U.S. Treasury Obligations	89.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Underweight (relative to the benchmark index) to U.S. Treasuries and overweight allocation to Agency Mortgages was a key contributor to performance.

+ Security selection in Corporate Credit driven by our underweight to industrials and overweight financials contributed to performance.

+ Security selection in and overweight to Securitized Credit (which includes non-agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset-Backed Securities) added to performance due to positive duration-neutral returns being generated across all three sectors.

Top detractors from performance:

- Underweight allocation to Credit detracted from performance as U.S. Credit outperformed duration neutral Treasuries over the year.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Intermediate Bond (Class I)	Bloomberg US Aggregate Bond Index
11/1/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$10,021	$10,030
12/31/2021	$9,984	$10,004
1/31/2022	$9,791	$9,788
2/28/2022	$9,680	$9,679
3/31/2022	$9,398	$9,410
4/30/2022	$9,089	$9,053
5/31/2022	$9,113	$9,112
6/30/2022	$8,975	$8,969
7/31/2022	$9,155	$9,188
8/31/2022	$8,928	$8,928
9/30/2022	$8,581	$8,542
10/31/2022	$8,447	$8,432
11/30/2022	$8,727	$8,742
12/31/2022	$8,688	$8,702
1/31/2023	$8,968	$8,970
2/28/2023	$8,767	$8,738
3/31/2023	$8,974	$8,960
4/30/2023	$9,021	$9,014
5/31/2023	$8,917	$8,916
6/30/2023	$8,887	$8,885
7/31/2023	$8,879	$8,878
8/31/2023	$8,833	$8,822
9/30/2023	$8,625	$8,597
10/31/2023	$8,485	$8,462
11/30/2023	$8,856	$8,845
12/31/2023	$9,187	$9,184
1/31/2024	$9,198	$9,158
2/29/2024	$9,081	$9,029
3/31/2024	$9,161	$9,112
4/30/2024	$8,949	$8,882
5/31/2024	$9,098	$9,033
6/30/2024	$9,189	$9,118
7/31/2024	$9,404	$9,331
8/31/2024	$9,531	$9,465
9/30/2024	$9,657	$9,592
10/31/2024	$9,427	$9,354
11/30/2024	$9,533	$9,453
12/31/2024	$9,381	$9,298

Average Annual Total Returns (%)

Fund	1 Year	Since Inception November 1, 2021
Class I	2.11%	(1.99%)
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$679,415,054
  # of Portfolio Holdings547
  Total Advisory Fees Paid$3,709,673
  Portfolio Turnover Rate56%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Mortgage-Backed Securities
37.4%
Corporate Bonds & Notes
26.3%
U.S. Treasury Obligations
20.0%
Asset-Backed Securities
14.4%
Others (each less than 3.0%)
1.0%
Other Assets and Liabilities, Net
0.9%
0
20
40

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	14.4%
U.S. Treasury Obligations	20.0%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	37.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.44%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Underweight (relative to the benchmark index) to U.S. Treasuries and overweight allocation to Agency Mortgages was a key contributor to performance.

+ Security selection in Corporate Credit driven by our underweight to industrials and overweight financials contributed to performance.

+ Security selection in and overweight to Securitized Credit (which includes non-agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset-Backed Securities) added to performance due to positive duration-neutral returns being generated across all three sectors.

Top detractors from performance:

- Underweight allocation to Credit detracted from performance as U.S. Credit outperformed duration neutral Treasuries over the year.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Intermediate Bond (Class P)	Bloomberg US Aggregate Bond Index
10/23/2020	$10,000	$10,000
10/31/2020	$9,992	$10,001
11/30/2020	$10,126	$10,099
12/31/2020	$10,157	$10,113
1/31/2021	$10,078	$10,041
2/28/2021	$9,939	$9,896
3/31/2021	$9,832	$9,772
4/30/2021	$9,911	$9,849
5/31/2021	$9,945	$9,882
6/30/2021	$10,016	$9,951
7/31/2021	$10,114	$10,062
8/31/2021	$10,095	$10,043
9/30/2021	$10,013	$9,956
10/31/2021	$9,997	$9,953
11/30/2021	$10,019	$9,983
12/31/2021	$9,984	$9,957
1/31/2022	$9,792	$9,743
2/28/2022	$9,683	$9,634
3/31/2022	$9,403	$9,366
4/30/2022	$9,095	$9,011
5/31/2022	$9,120	$9,069
6/30/2022	$8,983	$8,927
7/31/2022	$9,166	$9,145
8/31/2022	$8,940	$8,887
9/30/2022	$8,594	$8,503
10/31/2022	$8,461	$8,392
11/30/2022	$8,743	$8,701
12/31/2022	$8,706	$8,662
1/31/2023	$8,987	$8,928
2/28/2023	$8,788	$8,697
3/31/2023	$8,996	$8,918
4/30/2023	$9,045	$8,972
5/31/2023	$8,942	$8,875
6/30/2023	$8,914	$8,843
7/31/2023	$8,907	$8,837
8/31/2023	$8,862	$8,781
9/30/2023	$8,655	$8,557
10/31/2023	$8,517	$8,422
11/30/2023	$8,890	$8,804
12/31/2023	$9,224	$9,141
1/31/2024	$9,236	$9,116
2/29/2024	$9,120	$8,987
3/31/2024	$9,202	$9,070
4/30/2024	$8,991	$8,841
5/31/2024	$9,142	$8,991
6/30/2024	$9,235	$9,076
7/31/2024	$9,453	$9,288
8/31/2024	$9,581	$9,421
9/30/2024	$9,710	$9,547
10/31/2024	$9,480	$9,311
11/30/2024	$9,588	$9,409
12/31/2024	$9,437	$9,255

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 23, 2020
Class P	2.32%	(1.37%)
Bloomberg US Aggregate Bond Index	1.25%	(1.83%)

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$679,415,054
  # of Portfolio Holdings547
  Total Advisory Fees Paid$3,709,673
  Portfolio Turnover Rate56%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	14.4%
U.S. Treasury Obligations	20.0%
Corporate Bonds & Notes	26.3%
Mortgage-Backed Securities	37.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Managed Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ A long exposure to securitized credit, namely U.S. non-agency residential mortgage-backed securities, contributed to performance as spreads tightened and the market rebounded from the previous two years of high interest rates.

+ An overweight (relative to the benchmark index) to financial companies, with a preference for senior issues of systemically important banks, added value as spreads narrowed.

+ Curve positioning in the U.S., namely underweight exposure to exposure to the 7-, 10-, and 30-year portions of the yield curve, contributed to performance, as yields rose within these tenors.

+ Long exposure to the Turkish lira due to the cash rate differential compared to the U.S. dollar contributed to performance as tighter monetary policy benefited the Turkish lira.

Top detractors from performance:

- Long exposure to duration in certain Latin American countries, particularly Brazil and Mexico, hurt performance as these yields rose over the year.

- Short exposure to interest rates in Canada detracted from performance as the value of shorter maturity bonds increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Managed Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,256	$10,210
2/28/2015	$10,191	$10,114
3/31/2015	$10,215	$10,161
4/30/2015	$10,168	$10,124
5/31/2015	$10,138	$10,100
6/30/2015	$10,038	$9,990
7/31/2015	$10,153	$10,059
8/31/2015	$10,082	$10,045
9/30/2015	$10,049	$10,113
10/31/2015	$10,127	$10,114
11/30/2015	$10,111	$10,088
12/31/2015	$10,056	$10,055
1/31/2016	$10,161	$10,193
2/29/2016	$10,130	$10,266
3/31/2016	$10,273	$10,360
4/30/2016	$10,326	$10,400
5/31/2016	$10,348	$10,402
6/30/2016	$10,484	$10,589
7/31/2016	$10,588	$10,656
8/31/2016	$10,568	$10,644
9/30/2016	$10,603	$10,638
10/31/2016	$10,544	$10,556
11/30/2016	$10,287	$10,307
12/31/2016	$10,345	$10,321
1/31/2017	$10,411	$10,341
2/28/2017	$10,489	$10,411
3/31/2017	$10,493	$10,405
4/30/2017	$10,563	$10,486
5/31/2017	$10,644	$10,567
6/30/2017	$10,666	$10,556
7/31/2017	$10,727	$10,601
8/31/2017	$10,850	$10,696
9/30/2017	$10,819	$10,645
10/31/2017	$10,804	$10,652
11/30/2017	$10,776	$10,638
12/31/2017	$10,833	$10,687
1/31/2018	$10,724	$10,564
2/28/2018	$10,647	$10,464
3/31/2018	$10,692	$10,531
4/30/2018	$10,604	$10,452
5/31/2018	$10,642	$10,527
6/30/2018	$10,656	$10,514
7/31/2018	$10,694	$10,516
8/31/2018	$10,722	$10,584
9/30/2018	$10,671	$10,516
10/31/2018	$10,633	$10,433
11/30/2018	$10,650	$10,495
12/31/2018	$10,768	$10,688
1/31/2019	$10,906	$10,801
2/28/2019	$10,925	$10,795
3/31/2019	$11,092	$11,003
4/30/2019	$11,115	$11,005
5/31/2019	$11,312	$11,201
6/30/2019	$11,437	$11,341
7/31/2019	$11,432	$11,366
8/31/2019	$11,742	$11,661
9/30/2019	$11,696	$11,599
10/31/2019	$11,736	$11,634
11/30/2019	$11,705	$11,628
12/31/2019	$11,682	$11,620
1/31/2020	$11,955	$11,843
2/29/2020	$12,119	$12,056
3/31/2020	$11,860	$11,985
4/30/2020	$12,100	$12,198
5/31/2020	$12,204	$12,255
6/30/2020	$12,356	$12,332
7/31/2020	$12,547	$12,517
8/31/2020	$12,526	$12,416
9/30/2020	$12,535	$12,409
10/31/2020	$12,487	$12,353
11/30/2020	$12,631	$12,475
12/31/2020	$12,657	$12,492
1/31/2021	$12,598	$12,402
2/28/2021	$12,428	$12,223
3/31/2021	$12,269	$12,071
4/30/2021	$12,378	$12,166
5/31/2021	$12,419	$12,206
6/30/2021	$12,519	$12,291
7/31/2021	$12,634	$12,429
8/31/2021	$12,621	$12,405
9/30/2021	$12,528	$12,298
10/31/2021	$12,494	$12,294
11/30/2021	$12,513	$12,331
12/31/2021	$12,513	$12,299
1/31/2022	$12,300	$12,034
2/28/2022	$12,165	$11,900
3/31/2022	$11,760	$11,569
4/30/2022	$11,294	$11,130
5/31/2022	$11,343	$11,202
6/30/2022	$11,100	$11,026
7/31/2022	$11,339	$11,296
8/31/2022	$11,046	$10,977
9/30/2022	$10,573	$10,502
10/31/2022	$10,383	$10,366
11/30/2022	$10,780	$10,748
12/31/2022	$10,759	$10,699
1/31/2023	$11,127	$11,028
2/28/2023	$10,851	$10,743
3/31/2023	$11,079	$11,016
4/30/2023	$11,149	$11,083
5/31/2023	$11,056	$10,962
6/30/2023	$11,024	$10,923
7/31/2023	$11,055	$10,915
8/31/2023	$10,987	$10,846
9/30/2023	$10,713	$10,570
10/31/2023	$10,514	$10,403
11/30/2023	$11,022	$10,874
12/31/2023	$11,464	$11,291
1/31/2024	$11,483	$11,260
2/29/2024	$11,340	$11,101
3/31/2024	$11,458	$11,203
4/30/2024	$11,183	$10,920
5/31/2024	$11,400	$11,105
6/30/2024	$11,498	$11,210
7/31/2024	$11,776	$11,472
8/31/2024	$11,919	$11,637
9/30/2024	$12,091	$11,793
10/31/2024	$11,800	$11,500
11/30/2024	$11,957	$11,622
12/31/2024	$11,773	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.70%	0.15%	1.65%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,841,614,859
  # of Portfolio Holdings1,238
  Total Advisory Fees Paid$8,199,014
  Portfolio Turnover Rate628%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Mortgage-Backed Securities
69.4%
Corporate Bonds & Notes
41.4%
U.S. Treasury Obligations
18.6%
Asset-Backed Securities
11.3%
Foreign Government Bonds & Notes
4.4%
Others (each less than 3.0%)
2.4%
Derivatives
0.7%
Other Assets and Liabilities, Net
(48.2%)
-80
-40
0
40
80

Value	Value
Other Assets and Liabilities, Net	(48.2%)
Derivatives	0.7%
Others (each less than 3.0%)	2.4%
Foreign Government Bonds & Notes	4.4%
Asset-Backed Securities	11.3%
U.S. Treasury Obligations	18.6%
Corporate Bonds & Notes	41.4%
Mortgage-Backed Securities	69.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Managed Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Managed Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.70%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ A long exposure to securitized credit, namely U.S. non-agency residential mortgage-backed securities, contributed to performance as spreads tightened and the market rebounded from the previous two years of high interest rates.

+ An overweight (relative to the benchmark index) to financial companies, with a preference for senior issues of systemically important banks, added value as spreads narrowed.

+ Curve positioning in the U.S., namely underweight exposure to exposure to the 7-, 10-, and 30-year portions of the yield curve, contributed to performance, as yields rose within these tenors.

+ Long exposure to the Turkish lira due to the cash rate differential compared to the U.S. dollar contributed to performance as tighter monetary policy benefited the Turkish lira.

Top detractors from performance:

- Long exposure to duration in certain Latin American countries, particularly Brazil and Mexico, hurt performance as these yields rose over the year.

- Short exposure to interest rates in Canada detracted from performance as the value of shorter maturity bonds increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Managed Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,257	$10,210
2/28/2015	$10,195	$10,114
3/31/2015	$10,220	$10,161
4/30/2015	$10,174	$10,124
5/31/2015	$10,146	$10,100
6/30/2015	$10,048	$9,990
7/31/2015	$10,164	$10,059
8/31/2015	$10,096	$10,045
9/30/2015	$10,064	$10,113
10/31/2015	$10,144	$10,114
11/30/2015	$10,129	$10,088
12/31/2015	$10,076	$10,055
1/31/2016	$10,183	$10,193
2/29/2016	$10,154	$10,266
3/31/2016	$10,299	$10,360
4/30/2016	$10,353	$10,400
5/31/2016	$10,377	$10,402
6/30/2016	$10,515	$10,589
7/31/2016	$10,621	$10,656
8/31/2016	$10,603	$10,644
9/30/2016	$10,640	$10,638
10/31/2016	$10,583	$10,556
11/30/2016	$10,327	$10,307
12/31/2016	$10,387	$10,321
1/31/2017	$10,454	$10,341
2/28/2017	$10,534	$10,411
3/31/2017	$10,540	$10,405
4/30/2017	$10,613	$10,486
5/31/2017	$10,695	$10,567
6/30/2017	$10,719	$10,556
7/31/2017	$10,782	$10,601
8/31/2017	$10,908	$10,696
9/30/2017	$10,879	$10,645
10/31/2017	$10,865	$10,652
11/30/2017	$10,839	$10,638
12/31/2017	$10,898	$10,687
1/31/2018	$10,790	$10,564
2/28/2018	$10,715	$10,464
3/31/2018	$10,762	$10,531
4/30/2018	$10,675	$10,452
5/31/2018	$10,715	$10,527
6/30/2018	$10,731	$10,514
7/31/2018	$10,771	$10,516
8/31/2018	$10,801	$10,584
9/30/2018	$10,751	$10,516
10/31/2018	$10,715	$10,433
11/30/2018	$10,733	$10,495
12/31/2018	$10,854	$10,688
1/31/2019	$10,995	$10,801
2/28/2019	$11,016	$10,795
3/31/2019	$11,187	$11,003
4/30/2019	$11,211	$11,005
5/31/2019	$11,412	$11,201
6/30/2019	$11,540	$11,341
7/31/2019	$11,537	$11,366
8/31/2019	$11,852	$11,661
9/30/2019	$11,807	$11,599
10/31/2019	$11,849	$11,634
11/30/2019	$11,821	$11,628
12/31/2019	$11,800	$11,620
1/31/2020	$12,077	$11,843
2/29/2020	$12,245	$12,056
3/31/2020	$11,985	$11,985
4/30/2020	$12,230	$12,198
5/31/2020	$12,337	$12,255
6/30/2020	$12,492	$12,332
7/31/2020	$12,688	$12,517
8/31/2020	$12,668	$12,416
9/30/2020	$12,680	$12,409
10/31/2020	$12,634	$12,353
11/30/2020	$12,781	$12,475
12/31/2020	$12,809	$12,492
1/31/2021	$12,752	$12,402
2/28/2021	$12,582	$12,223
3/31/2021	$12,423	$12,071
4/30/2021	$12,535	$12,166
5/31/2021	$12,580	$12,206
6/30/2021	$12,682	$12,291
7/31/2021	$12,801	$12,429
8/31/2021	$12,790	$12,405
9/30/2021	$12,698	$12,298
10/31/2021	$12,666	$12,294
11/30/2021	$12,687	$12,331
12/31/2021	$12,689	$12,299
1/31/2022	$12,475	$12,034
2/28/2022	$12,340	$11,900
3/31/2022	$11,932	$11,569
4/30/2022	$11,460	$11,130
5/31/2022	$11,512	$11,202
6/30/2022	$11,268	$11,026
7/31/2022	$11,512	$11,296
8/31/2022	$11,217	$10,977
9/30/2022	$10,738	$10,502
10/31/2022	$10,547	$10,366
11/30/2022	$10,952	$10,748
12/31/2022	$10,932	$10,699
1/31/2023	$11,308	$11,028
2/28/2023	$11,029	$10,743
3/31/2023	$11,263	$11,016
4/30/2023	$11,336	$11,083
5/31/2023	$11,243	$10,962
6/30/2023	$11,212	$10,923
7/31/2023	$11,247	$10,915
8/31/2023	$11,178	$10,846
9/30/2023	$10,902	$10,570
10/31/2023	$10,701	$10,403
11/30/2023	$11,220	$10,874
12/31/2023	$11,672	$11,291
1/31/2024	$11,693	$11,260
2/29/2024	$11,549	$11,101
3/31/2024	$11,671	$11,203
4/30/2024	$11,393	$10,920
5/31/2024	$11,616	$11,105
6/30/2024	$11,718	$11,210
7/31/2024	$12,003	$11,472
8/31/2024	$12,151	$11,637
9/30/2024	$12,329	$11,793
10/31/2024	$12,034	$11,500
11/30/2024	$12,196	$11,622
12/31/2024	$12,010	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	2.90%	0.35%	1.85%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,841,614,859
  # of Portfolio Holdings1,238
  Total Advisory Fees Paid$8,199,014
  Portfolio Turnover Rate628%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(48.2%)
Derivatives	0.7%
Others (each less than 3.0%)	2.4%
Foreign Government Bonds & Notes	4.4%
Asset-Backed Securities	11.3%
U.S. Treasury Obligations	18.6%
Corporate Bonds & Notes	41.4%
Mortgage-Backed Securities	69.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to the benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade (IG) corporate bonds and a corresponding underweight to Treasuries also contributed as IG corporates outperformed Treasuries. Consumer spending remained robust, along with increased fiscal spending, leading to strong investment grade corporate credit returns.

+ Security selection across individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from relative performance as the Fund’s longer positioning hurt performance as two-year rates increased.

- Security selection among Treasuries detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Short Duration Bond (Class I)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,041	$10,052	$10,210
2/28/2015	$10,039	$10,036	$10,114
3/31/2015	$10,057	$10,059	$10,161
4/30/2015	$10,073	$10,067	$10,124
5/31/2015	$10,080	$10,075	$10,100
6/30/2015	$10,067	$10,072	$9,990
7/31/2015	$10,068	$10,078	$10,059
8/31/2015	$10,055	$10,072	$10,045
9/30/2015	$10,071	$10,102	$10,113
10/31/2015	$10,077	$10,098	$10,114
11/30/2015	$10,068	$10,079	$10,088
12/31/2015	$10,031	$10,065	$10,055
1/31/2016	$10,042	$10,118	$10,193
2/29/2016	$10,037	$10,127	$10,266
3/31/2016	$10,104	$10,164	$10,360
4/30/2016	$10,143	$10,178	$10,400
5/31/2016	$10,146	$10,170	$10,402
6/30/2016	$10,201	$10,232	$10,589
7/31/2016	$10,216	$10,234	$10,656
8/31/2016	$10,211	$10,223	$10,644
9/30/2016	$10,227	$10,234	$10,638
10/31/2016	$10,225	$10,230	$10,556
11/30/2016	$10,182	$10,188	$10,307
12/31/2016	$10,201	$10,194	$10,321
1/31/2017	$10,221	$10,214	$10,341
2/28/2017	$10,243	$10,230	$10,411
3/31/2017	$10,253	$10,236	$10,405
4/30/2017	$10,276	$10,255	$10,486
5/31/2017	$10,299	$10,272	$10,567
6/30/2017	$10,299	$10,268	$10,556
7/31/2017	$10,325	$10,294	$10,601
8/31/2017	$10,341	$10,315	$10,696
9/30/2017	$10,337	$10,302	$10,645
10/31/2017	$10,338	$10,299	$10,652
11/30/2017	$10,322	$10,277	$10,638
12/31/2017	$10,329	$10,281	$10,687
1/31/2018	$10,312	$10,253	$10,564
2/28/2018	$10,301	$10,244	$10,464
3/31/2018	$10,303	$10,260	$10,531
4/30/2018	$10,306	$10,249	$10,452
5/31/2018	$10,335	$10,288	$10,527
6/30/2018	$10,335	$10,289	$10,514
7/31/2018	$10,349	$10,294	$10,516
8/31/2018	$10,384	$10,330	$10,584
9/30/2018	$10,387	$10,323	$10,516
10/31/2018	$10,386	$10,334	$10,433
11/30/2018	$10,401	$10,364	$10,495
12/31/2018	$10,446	$10,445	$10,688
1/31/2019	$10,504	$10,486	$10,801
2/28/2019	$10,529	$10,502	$10,795
3/31/2019	$10,601	$10,571	$11,003
4/30/2019	$10,633	$10,595	$11,005
5/31/2019	$10,698	$10,668	$11,201
6/30/2019	$10,755	$10,728	$11,341
7/31/2019	$10,756	$10,721	$11,366
8/31/2019	$10,828	$10,808	$11,661
9/30/2019	$10,828	$10,802	$11,599
10/31/2019	$10,861	$10,840	$11,634
11/30/2019	$10,864	$10,839	$11,628
12/31/2019	$10,888	$10,866	$11,620
1/31/2020	$10,955	$10,926	$11,843
2/29/2020	$11,022	$11,015	$12,056
3/31/2020	$10,696	$11,049	$11,985
4/30/2020	$10,893	$11,119	$12,198
5/31/2020	$11,015	$11,156	$12,255
6/30/2020	$11,118	$11,179	$12,332
7/31/2020	$11,174	$11,199	$12,517
8/31/2020	$11,204	$11,204	$12,416
9/30/2020	$11,212	$11,205	$12,409
10/31/2020	$11,221	$11,207	$12,353
11/30/2020	$11,263	$11,218	$12,475
12/31/2020	$11,294	$11,228	$12,492
1/31/2021	$11,314	$11,232	$12,402
2/28/2021	$11,314	$11,228	$12,223
3/31/2021	$11,297	$11,223	$12,071
4/30/2021	$11,313	$11,232	$12,166
5/31/2021	$11,325	$11,245	$12,206
6/30/2021	$11,312	$11,228	$12,291
7/31/2021	$11,326	$11,247	$12,429
8/31/2021	$11,323	$11,247	$12,405
9/30/2021	$11,315	$11,238	$12,298
10/31/2021	$11,278	$11,201	$12,294
11/30/2021	$11,260	$11,192	$12,331
12/31/2021	$11,243	$11,175	$12,299
1/31/2022	$11,166	$11,095	$12,034
2/28/2022	$11,105	$11,046	$11,900
3/31/2022	$10,957	$10,897	$11,569
4/30/2022	$10,867	$10,838	$11,130
5/31/2022	$10,896	$10,905	$11,202
6/30/2022	$10,806	$10,828	$11,026
7/31/2022	$10,878	$10,885	$11,296
8/31/2022	$10,808	$10,800	$10,977
9/30/2022	$10,637	$10,668	$10,502
10/31/2022	$10,591	$10,655	$10,366
11/30/2022	$10,696	$10,742	$10,748
12/31/2022	$10,729	$10,763	$10,699
1/31/2023	$10,859	$10,849	$11,028
2/28/2023	$10,782	$10,769	$10,743
3/31/2023	$10,886	$10,925	$11,016
4/30/2023	$10,931	$10,963	$11,083
5/31/2023	$10,899	$10,929	$10,962
6/30/2023	$10,863	$10,885	$10,923
7/31/2023	$10,921	$10,930	$10,915
8/31/2023	$10,956	$10,969	$10,846
9/30/2023	$10,944	$10,964	$10,570
10/31/2023	$10,959	$10,998	$10,403
11/30/2023	$11,107	$11,126	$10,874
12/31/2023	$11,252	$11,259	$11,291
1/31/2024	$11,317	$11,303	$11,260
2/29/2024	$11,282	$11,262	$11,101
3/31/2024	$11,334	$11,307	$11,203
4/30/2024	$11,304	$11,269	$10,920
5/31/2024	$11,387	$11,351	$11,105
6/30/2024	$11,447	$11,414	$11,210
7/31/2024	$11,580	$11,550	$11,472
8/31/2024	$11,685	$11,655	$11,637
9/30/2024	$11,783	$11,752	$11,793
10/31/2024	$11,724	$11,686	$11,500
11/30/2024	$11,774	$11,725	$11,622
12/31/2024	$11,800	$11,750	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.87%	1.62%	1.67%
Bloomberg 1-3 Year US Government/Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$984,284,126
  # of Portfolio Holdings669
  Total Advisory Fees Paid$4,496,651
  Portfolio Turnover Rate137%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
39.2%
U.S. Treasury Obligations
26.1%
Asset-Backed Securities
18.0%
Mortgage-Backed Securities
13.1%
Others (each less than 3.0%)
1.7%
Derivatives
0.1%
Other Assets and Liabilities, Net
1.8%
0
20
40

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.1%
Others (each less than 3.0%)	1.7%
Mortgage-Backed Securities	13.1%
Asset-Backed Securities	18.0%
U.S. Treasury Obligations	26.1%
Corporate Bonds & Notes	39.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.44%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to the benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade (IG) corporate bonds and a corresponding underweight to Treasuries also contributed as IG corporates outperformed Treasuries. Consumer spending remained robust, along with increased fiscal spending, leading to strong investment grade corporate credit returns.

+ Security selection across individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from relative performance as the Fund’s longer positioning hurt performance as two-year rates increased.

- Security selection among Treasuries detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Short Duration Bond (Class P)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,043	$10,052	$10,210
2/28/2015	$10,042	$10,036	$10,114
3/31/2015	$10,062	$10,059	$10,161
4/30/2015	$10,080	$10,067	$10,124
5/31/2015	$10,088	$10,075	$10,100
6/30/2015	$10,077	$10,072	$9,990
7/31/2015	$10,080	$10,078	$10,059
8/31/2015	$10,068	$10,072	$10,045
9/30/2015	$10,086	$10,102	$10,113
10/31/2015	$10,093	$10,098	$10,114
11/30/2015	$10,086	$10,079	$10,088
12/31/2015	$10,051	$10,065	$10,055
1/31/2016	$10,064	$10,118	$10,193
2/29/2016	$10,060	$10,127	$10,266
3/31/2016	$10,130	$10,164	$10,360
4/30/2016	$10,170	$10,178	$10,400
5/31/2016	$10,174	$10,170	$10,402
6/30/2016	$10,231	$10,232	$10,589
7/31/2016	$10,248	$10,234	$10,656
8/31/2016	$10,245	$10,223	$10,644
9/30/2016	$10,263	$10,234	$10,638
10/31/2016	$10,262	$10,230	$10,556
11/30/2016	$10,221	$10,188	$10,307
12/31/2016	$10,242	$10,194	$10,321
1/31/2017	$10,264	$10,214	$10,341
2/28/2017	$10,287	$10,230	$10,411
3/31/2017	$10,299	$10,236	$10,405
4/30/2017	$10,324	$10,255	$10,486
5/31/2017	$10,349	$10,272	$10,567
6/30/2017	$10,350	$10,268	$10,556
7/31/2017	$10,379	$10,294	$10,601
8/31/2017	$10,396	$10,315	$10,696
9/30/2017	$10,394	$10,302	$10,645
10/31/2017	$10,396	$10,299	$10,652
11/30/2017	$10,382	$10,277	$10,638
12/31/2017	$10,391	$10,281	$10,687
1/31/2018	$10,376	$10,253	$10,564
2/28/2018	$10,366	$10,244	$10,464
3/31/2018	$10,370	$10,260	$10,531
4/30/2018	$10,374	$10,249	$10,452
5/31/2018	$10,406	$10,288	$10,527
6/30/2018	$10,408	$10,289	$10,514
7/31/2018	$10,423	$10,294	$10,516
8/31/2018	$10,460	$10,330	$10,584
9/30/2018	$10,465	$10,323	$10,516
10/31/2018	$10,465	$10,334	$10,433
11/30/2018	$10,483	$10,364	$10,495
12/31/2018	$10,530	$10,445	$10,688
1/31/2019	$10,590	$10,486	$10,801
2/28/2019	$10,617	$10,502	$10,795
3/31/2019	$10,691	$10,571	$11,003
4/30/2019	$10,725	$10,595	$11,005
5/31/2019	$10,793	$10,668	$11,201
6/30/2019	$10,851	$10,728	$11,341
7/31/2019	$10,854	$10,721	$11,366
8/31/2019	$10,929	$10,808	$11,661
9/30/2019	$10,931	$10,802	$11,599
10/31/2019	$10,967	$10,840	$11,634
11/30/2019	$10,971	$10,839	$11,628
12/31/2019	$10,997	$10,866	$11,620
1/31/2020	$11,067	$10,926	$11,843
2/29/2020	$11,136	$11,015	$12,056
3/31/2020	$10,808	$11,049	$11,985
4/30/2020	$11,010	$11,119	$12,198
5/31/2020	$11,135	$11,156	$12,255
6/30/2020	$11,241	$11,179	$12,332
7/31/2020	$11,299	$11,199	$12,517
8/31/2020	$11,332	$11,204	$12,416
9/30/2020	$11,342	$11,205	$12,409
10/31/2020	$11,353	$11,207	$12,353
11/30/2020	$11,397	$11,218	$12,475
12/31/2020	$11,430	$11,228	$12,492
1/31/2021	$11,452	$11,232	$12,402
2/28/2021	$11,454	$11,228	$12,223
3/31/2021	$11,439	$11,223	$12,071
4/30/2021	$11,456	$11,232	$12,166
5/31/2021	$11,471	$11,245	$12,206
6/30/2021	$11,459	$11,228	$12,291
7/31/2021	$11,475	$11,247	$12,429
8/31/2021	$11,475	$11,247	$12,405
9/30/2021	$11,469	$11,238	$12,298
10/31/2021	$11,433	$11,201	$12,294
11/30/2021	$11,417	$11,192	$12,331
12/31/2021	$11,402	$11,175	$12,299
1/31/2022	$11,325	$11,095	$12,034
2/28/2022	$11,265	$11,046	$11,900
3/31/2022	$11,116	$10,897	$11,569
4/30/2022	$11,027	$10,838	$11,130
5/31/2022	$11,059	$10,905	$11,202
6/30/2022	$10,969	$10,828	$11,026
7/31/2022	$11,044	$10,885	$11,296
8/31/2022	$10,975	$10,800	$10,977
9/30/2022	$10,803	$10,668	$10,502
10/31/2022	$10,758	$10,655	$10,366
11/30/2022	$10,867	$10,742	$10,748
12/31/2022	$10,901	$10,763	$10,699
1/31/2023	$11,036	$10,849	$11,028
2/28/2023	$10,959	$10,769	$10,743
3/31/2023	$11,067	$10,925	$11,016
4/30/2023	$11,114	$10,963	$11,083
5/31/2023	$11,084	$10,929	$10,962
6/30/2023	$11,049	$10,885	$10,923
7/31/2023	$11,110	$10,930	$10,915
8/31/2023	$11,147	$10,969	$10,846
9/30/2023	$11,137	$10,964	$10,570
10/31/2023	$11,154	$10,998	$10,403
11/30/2023	$11,307	$11,126	$10,874
12/31/2023	$11,456	$11,259	$11,291
1/31/2024	$11,524	$11,303	$11,260
2/29/2024	$11,491	$11,262	$11,101
3/31/2024	$11,546	$11,307	$11,203
4/30/2024	$11,517	$11,269	$10,920
5/31/2024	$11,603	$11,351	$11,105
6/30/2024	$11,666	$11,414	$11,210
7/31/2024	$11,804	$11,550	$11,472
8/31/2024	$11,913	$11,655	$11,637
9/30/2024	$12,015	$11,752	$11,793
10/31/2024	$11,956	$11,686	$11,500
11/30/2024	$12,009	$11,725	$11,622
12/31/2024	$12,038	$11,750	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	5.08%	1.83%	1.87%
Bloomberg 1-3 Year US Government/Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$984,284,126
  # of Portfolio Holdings669
  Total Advisory Fees Paid$4,496,651
  Portfolio Turnover Rate137%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.1%
Others (each less than 3.0%)	1.7%
Mortgage-Backed Securities	13.1%
Asset-Backed Securities	18.0%
U.S. Treasury Obligations	26.1%
Corporate Bonds & Notes	39.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.04%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Argentina debt holdings were a top performer for the Fund as the Milei government remained on its path of aggressive and frontloaded fiscal adjustment. The result was a fiscal surplus, a sharp contraction in real incomes, and a rapidly declining inflation rate, which led to the Fund’s sovereign credit position gaining significantly.

+ Sovereign credit position in Ecuador performed strongly  based on the view that the new President, Daniel Noboa, is relatively market friendly, and Ecuador secured significant additional multilateral funding.

+ Ukraine sovereign credit positions contributed to performance as the Ukrainian government successfully completed its Eurobond restructuring, along with hopes of a ceasefire.

+ Egypt credit position added to performance based on the government signing a transformative property deal with Abu Dhabi based ADQ.

Top detractors from performance:

- Positions across Brazil, including local currency debt and foreign exchange of the Brazilian Real, experienced continued volatility, culminating in losses for the year.

- Indonesia local bonds detracted from performance as market sentiment and price action resulted in a negative impact.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets Debt (Class I)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,976	$10,065
2/28/2015	$10,068	$10,088
3/31/2015	$10,014	$10,013
4/30/2015	$10,434	$10,222
5/31/2015	$10,369	$10,139
6/30/2015	$10,203	$10,014
7/31/2015	$10,077	$9,945
8/31/2015	$9,781	$9,687
9/30/2015	$9,541	$9,511
10/31/2015	$9,874	$9,812
11/30/2015	$9,843	$9,723
12/31/2015	$9,558	$9,566
1/31/2016	$9,397	$9,560
2/29/2016	$9,594	$9,700
3/31/2016	$10,306	$10,200
4/30/2016	$10,641	$10,406
5/31/2016	$10,438	$10,220
6/30/2016	$10,936	$10,596
7/31/2016	$11,181	$10,738
8/31/2016	$11,303	$10,851
9/30/2016	$11,548	$10,944
10/31/2016	$11,392	$10,867
11/30/2016	$10,941	$10,389
12/31/2016	$11,185	$10,527
1/31/2017	$11,497	$10,700
2/28/2017	$11,764	$10,886
3/31/2017	$11,840	$10,994
4/30/2017	$12,022	$11,133
5/31/2017	$12,061	$11,262
6/30/2017	$12,049	$11,281
7/31/2017	$12,227	$11,420
8/31/2017	$12,487	$11,592
9/30/2017	$12,531	$11,593
10/31/2017	$12,450	$11,513
11/30/2017	$12,462	$11,580
12/31/2017	$12,649	$11,698
1/31/2018	$12,940	$11,872
2/28/2018	$12,710	$11,711
3/31/2018	$12,762	$11,754
4/30/2018	$12,420	$11,557
5/31/2018	$12,053	$11,303
6/30/2018	$11,796	$11,135
7/31/2018	$12,131	$11,355
8/31/2018	$11,712	$11,020
9/30/2018	$11,963	$11,205
10/31/2018	$11,752	$11,028
11/30/2018	$11,822	$11,109
12/31/2018	$11,959	$11,234
1/31/2019	$12,628	$11,705
2/28/2019	$12,656	$11,745
3/31/2019	$12,668	$11,800
4/30/2019	$12,688	$11,833
5/31/2019	$12,676	$11,880
6/30/2019	$13,211	$12,320
7/31/2019	$13,141	$12,444
8/31/2019	$12,740	$12,373
9/30/2019	$12,735	$12,419
10/31/2019	$12,801	$12,584
11/30/2019	$12,611	$12,504
12/31/2019	$13,098	$12,800
1/31/2020	$13,070	$12,877
2/29/2020	$12,697	$12,689
3/31/2020	$10,410	$11,146
4/30/2020	$10,642	$11,526
5/31/2020	$11,519	$12,109
6/30/2020	$11,870	$12,383
7/31/2020	$12,400	$12,757
8/31/2020	$12,499	$12,803
9/30/2020	$12,217	$12,617
10/31/2020	$12,185	$12,645
11/30/2020	$12,847	$13,151
12/31/2020	$13,327	$13,450
1/31/2021	$13,023	$13,350
2/28/2021	$12,672	$13,112
3/31/2021	$12,415	$12,908
4/30/2021	$12,897	$13,127
5/31/2021	$13,145	$13,311
6/30/2021	$13,136	$13,327
7/31/2021	$13,098	$13,337
8/31/2021	$13,287	$13,446
9/30/2021	$12,868	$13,170
10/31/2021	$12,757	$13,093
11/30/2021	$12,431	$12,869
12/31/2021	$12,511	$13,014
1/31/2022	$12,403	$12,816
2/28/2022	$12,005	$12,114
3/31/2022	$12,227	$11,914
4/30/2022	$11,765	$11,370
5/31/2022	$11,859	$11,415
6/30/2022	$10,893	$10,890
7/31/2022	$10,936	$11,046
8/31/2022	$10,973	$11,012
9/30/2022	$10,459	$10,457
10/31/2022	$10,457	$10,362
11/30/2022	$11,208	$11,053
12/31/2022	$11,352	$11,200
1/31/2023	$11,830	$11,592
2/28/2023	$11,582	$11,323
3/31/2023	$11,729	$11,545
4/30/2023	$11,840	$11,632
5/31/2023	$11,845	$11,526
6/30/2023	$12,179	$11,779
7/31/2023	$12,318	$12,005
8/31/2023	$12,112	$11,820
9/30/2023	$11,801	$11,554
10/31/2023	$11,681	$11,434
11/30/2023	$12,309	$11,990
12/31/2023	$12,754	$12,431
1/31/2024	$12,691	$12,350
2/29/2024	$12,826	$12,397
3/31/2024	$13,131	$12,524
4/30/2024	$12,966	$12,311
5/31/2024	$13,066	$12,511
6/30/2024	$12,961	$12,531
7/31/2024	$13,245	$12,767
8/31/2024	$13,460	$13,068
9/30/2024	$13,777	$13,350
10/31/2024	$13,569	$13,030
11/30/2024	$13,721	$13,085
12/31/2024	$13,632	$12,916

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.88%	0.80%	3.15%
JPMorgan Emerging Markets Blended-Equal Weighted Index	3.90%	0.18%	2.59%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$118,173,076
  # of Portfolio Holdings230
  Total Advisory Fees Paid$1,858,709
  Portfolio Turnover Rate219%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Corporate Bonds & Notes	40.5%
Foreign Government Bonds & Notes	51.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Others (each less than 3.0%)	49.9%
Peru	3.0%
Israel	3.3%
Nigeria	4.3%
Turkey	5.6%
South Africa	6.6%
Brazil	9.2%
Mexico	10.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$86	0.83%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Argentina debt holdings were a top performer for the Fund as the Milei government remained on its path of aggressive and frontloaded fiscal adjustment. The result was a fiscal surplus, a sharp contraction in real incomes, and a rapidly declining inflation rate, which led to the Fund’s sovereign credit position gaining significantly.

+ Sovereign credit position in Ecuador performed strongly  based on the view that the new President, Daniel Noboa, is relatively market friendly, and Ecuador secured significant additional multilateral funding.

+ Ukraine sovereign credit positions contributed to performance as the Ukrainian government successfully completed its Eurobond restructuring, along with hopes of a ceasefire.

+ Egypt credit position added to performance based on the government signing a transformative property deal with Abu Dhabi based ADQ.

Top detractors from performance:

- Positions across Brazil, including local currency debt and foreign exchange of the Brazilian Real, experienced continued volatility, culminating in losses for the year.

- Indonesia local bonds detracted from performance as market sentiment and price action resulted in a negative impact.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets Debt (Class P)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,978	$10,065
2/28/2015	$10,072	$10,088
3/31/2015	$10,019	$10,013
4/30/2015	$10,440	$10,222
5/31/2015	$10,377	$10,139
6/30/2015	$10,213	$10,014
7/31/2015	$10,089	$9,945
8/31/2015	$9,795	$9,687
9/30/2015	$9,555	$9,511
10/31/2015	$9,890	$9,812
11/30/2015	$9,861	$9,723
12/31/2015	$9,577	$9,566
1/31/2016	$9,417	$9,560
2/29/2016	$9,617	$9,700
3/31/2016	$10,332	$10,200
4/30/2016	$10,669	$10,406
5/31/2016	$10,468	$10,220
6/30/2016	$10,969	$10,596
7/31/2016	$11,216	$10,738
8/31/2016	$11,340	$10,851
9/30/2016	$11,588	$10,944
10/31/2016	$11,434	$10,867
11/30/2016	$10,983	$10,389
12/31/2016	$11,229	$10,527
1/31/2017	$11,544	$10,700
2/28/2017	$11,814	$10,886
3/31/2017	$11,893	$10,994
4/30/2017	$12,078	$11,133
5/31/2017	$12,119	$11,262
6/30/2017	$12,109	$11,281
7/31/2017	$12,290	$11,420
8/31/2017	$12,553	$11,592
9/30/2017	$12,599	$11,593
10/31/2017	$12,521	$11,513
11/30/2017	$12,535	$11,580
12/31/2017	$12,725	$11,698
1/31/2018	$13,019	$11,872
2/28/2018	$12,790	$11,711
3/31/2018	$12,844	$11,754
4/30/2018	$12,503	$11,557
5/31/2018	$12,135	$11,303
6/30/2018	$11,878	$11,135
7/31/2018	$12,217	$11,355
8/31/2018	$11,797	$11,020
9/30/2018	$12,052	$11,205
10/31/2018	$11,842	$11,028
11/30/2018	$11,914	$11,109
12/31/2018	$12,055	$11,234
1/31/2019	$12,732	$11,705
2/28/2019	$12,761	$11,745
3/31/2019	$12,776	$11,800
4/30/2019	$12,798	$11,833
5/31/2019	$12,787	$11,880
6/30/2019	$13,329	$12,320
7/31/2019	$13,262	$12,444
8/31/2019	$12,859	$12,373
9/30/2019	$12,856	$12,419
10/31/2019	$12,925	$12,584
11/30/2019	$12,735	$12,504
12/31/2019	$13,229	$12,800
1/31/2020	$13,203	$12,877
2/29/2020	$12,829	$12,689
3/31/2020	$10,520	$11,146
4/30/2020	$10,755	$11,526
5/31/2020	$11,644	$12,109
6/30/2020	$12,001	$12,383
7/31/2020	$12,539	$12,757
8/31/2020	$12,641	$12,803
9/30/2020	$12,358	$12,617
10/31/2020	$12,328	$12,645
11/30/2020	$13,000	$13,151
12/31/2020	$13,487	$13,450
1/31/2021	$13,182	$13,350
2/28/2021	$12,829	$13,112
3/31/2021	$12,570	$12,908
4/30/2021	$13,060	$13,127
5/31/2021	$13,314	$13,311
6/30/2021	$13,307	$13,327
7/31/2021	$13,271	$13,337
8/31/2021	$13,464	$13,446
9/30/2021	$13,043	$13,170
10/31/2021	$12,932	$13,093
11/30/2021	$12,604	$12,869
12/31/2021	$12,687	$13,014
1/31/2022	$12,579	$12,816
2/28/2022	$12,177	$12,114
3/31/2022	$12,405	$11,914
4/30/2022	$11,939	$11,370
5/31/2022	$12,035	$11,415
6/30/2022	$11,057	$10,890
7/31/2022	$11,103	$11,046
8/31/2022	$11,142	$11,012
9/30/2022	$10,622	$10,457
10/31/2022	$10,621	$10,362
11/30/2022	$11,387	$11,053
12/31/2022	$11,535	$11,200
1/31/2023	$12,022	$11,592
2/28/2023	$11,773	$11,323
3/31/2023	$11,924	$11,545
4/30/2023	$12,039	$11,632
5/31/2023	$12,046	$11,526
6/30/2023	$12,387	$11,779
7/31/2023	$12,532	$12,005
8/31/2023	$12,323	$11,820
9/30/2023	$12,010	$11,554
10/31/2023	$11,889	$11,434
11/30/2023	$12,531	$11,990
12/31/2023	$12,985	$12,431
1/31/2024	$12,924	$12,350
2/29/2024	$13,063	$12,397
3/31/2024	$13,376	$12,524
4/30/2024	$13,211	$12,311
5/31/2024	$13,314	$12,511
6/30/2024	$13,209	$12,531
7/31/2024	$13,501	$12,767
8/31/2024	$13,722	$13,068
9/30/2024	$14,048	$13,350
10/31/2024	$13,838	$13,030
11/30/2024	$13,996	$13,085
12/31/2024	$13,906	$12,916

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	7.09%	1.00%	3.35%
JPMorgan Emerging Markets Blended-Equal Weighted Index	3.90%	0.18%	2.59%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$118,173,076
  # of Portfolio Holdings230
  Total Advisory Fees Paid$1,858,709
  Portfolio Turnover Rate219%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Corporate Bonds & Notes	40.5%
Foreign Government Bonds & Notes	51.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.2%
Derivatives	(0.3%)
Others (each less than 3.0%)	49.9%
Peru	3.0%
Israel	3.3%
Nigeria	4.3%
Turkey	5.6%
South Africa	6.6%
Brazil	9.2%
Mexico	10.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.87%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to financials benefited relative performance, as did favorable stock selection in the sector. Shares of American Express advanced in a year of healthy topline growth, while the Fund's position in JPMorgan Chase Bank benefited returns as net interest income grew throughout the year. More broadly, the Federal Reserve’s rate cutting cycle, as well as expectations for a favorable regulatory environment under the incoming U.S. presidential administration, boosted names in the sector.

Top detractors from performance:

- Stock selection and an underweight in information technology detracted from performance. In an extremely narrow market through most of 2024, technology companies that do not meet our dividend growth investment mandate had positive annual returns due to ongoing enthusiasm over artificial intelligence.

- Security choices in consumer discretionary weighed on returns. Leading benchmark names that do not pay dividends and thus fall outside of our investable universe led performance in the sector.

- An underweight allocation to the communication services sector weighed on returns. Issuers in this sector generally appreciated due to enthusiasm over the potential impact AI can have on their performance. The sector remains one of the Fund’s most significant underweight positions due to a lack of companies that meet our investment criteria for dividend growth.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Dividend Growth (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,708	$9,700
2/28/2015	$10,292	$10,257
3/31/2015	$10,175	$10,095
4/30/2015	$10,158	$10,192
5/31/2015	$10,330	$10,323
6/30/2015	$10,124	$10,123
7/31/2015	$10,319	$10,335
8/31/2015	$9,728	$9,712
9/30/2015	$9,531	$9,471
10/31/2015	$10,266	$10,270
11/30/2015	$10,342	$10,301
12/31/2015	$10,209	$10,138
1/31/2016	$9,804	$9,635
2/29/2016	$9,830	$9,622
3/31/2016	$10,435	$10,275
4/30/2016	$10,551	$10,315
5/31/2016	$10,754	$10,500
6/30/2016	$10,901	$10,527
7/31/2016	$11,192	$10,915
8/31/2016	$11,196	$10,931
9/30/2016	$11,139	$10,933
10/31/2016	$10,899	$10,733
11/30/2016	$11,238	$11,131
12/31/2016	$11,379	$11,351
1/31/2017	$11,551	$11,566
2/28/2017	$11,922	$12,025
3/31/2017	$11,943	$12,039
4/30/2017	$12,127	$12,163
5/31/2017	$12,363	$12,334
6/30/2017	$12,441	$12,411
7/31/2017	$12,590	$12,666
8/31/2017	$12,628	$12,705
9/30/2017	$12,813	$12,967
10/31/2017	$13,104	$13,270
11/30/2017	$13,532	$13,677
12/31/2017	$13,549	$13,829
1/31/2018	$14,188	$14,621
2/28/2018	$13,658	$14,082
3/31/2018	$13,429	$13,724
4/30/2018	$13,460	$13,777
5/31/2018	$13,582	$14,108
6/30/2018	$13,739	$14,195
7/31/2018	$14,266	$14,724
8/31/2018	$14,598	$15,203
9/30/2018	$14,740	$15,290
10/31/2018	$14,016	$14,245
11/30/2018	$14,570	$14,535
12/31/2018	$13,375	$13,223
1/31/2019	$14,276	$14,282
2/28/2019	$14,808	$14,741
3/31/2019	$15,109	$15,027
4/30/2019	$15,635	$15,636
5/31/2019	$15,099	$14,642
6/30/2019	$16,018	$15,674
7/31/2019	$16,217	$15,899
8/31/2019	$16,237	$15,648
9/30/2019	$16,397	$15,940
10/31/2019	$16,511	$16,286
11/30/2019	$17,030	$16,877
12/31/2019	$17,473	$17,386
1/31/2020	$17,501	$17,379
2/29/2020	$16,074	$15,949
3/31/2020	$14,166	$13,979
4/30/2020	$15,514	$15,771
5/31/2020	$16,312	$16,522
6/30/2020	$16,417	$16,850
7/31/2020	$17,328	$17,801
8/31/2020	$18,143	$19,080
9/30/2020	$17,736	$18,355
10/31/2020	$17,311	$17,867
11/30/2020	$19,195	$19,823
12/31/2020	$19,821	$20,585
1/31/2021	$19,300	$20,377
2/28/2021	$19,796	$20,939
3/31/2021	$20,790	$21,856
4/30/2021	$21,937	$23,022
5/31/2021	$22,150	$23,183
6/30/2021	$22,282	$23,724
7/31/2021	$22,957	$24,288
8/31/2021	$23,473	$25,026
9/30/2021	$22,399	$23,863
10/31/2021	$23,884	$25,534
11/30/2021	$23,419	$25,357
12/31/2021	$24,935	$26,494
1/31/2022	$23,682	$25,123
2/28/2022	$22,994	$24,371
3/31/2022	$23,700	$25,276
4/30/2022	$22,387	$23,071
5/31/2022	$22,431	$23,114
6/30/2022	$21,051	$21,206
7/31/2022	$22,631	$23,161
8/31/2022	$21,868	$22,217
9/30/2022	$20,159	$20,170
10/31/2022	$21,870	$21,804
11/30/2022	$23,258	$23,022
12/31/2022	$22,319	$21,696
1/31/2023	$23,058	$23,059
2/28/2023	$22,427	$22,496
3/31/2023	$22,744	$23,322
4/30/2023	$23,203	$23,686
5/31/2023	$22,518	$23,789
6/30/2023	$23,820	$25,361
7/31/2023	$24,456	$26,176
8/31/2023	$23,934	$25,759
9/30/2023	$22,963	$24,531
10/31/2023	$22,641	$24,015
11/30/2023	$24,414	$26,208
12/31/2023	$25,291	$27,399
1/31/2024	$25,491	$27,859
2/29/2024	$26,611	$29,347
3/31/2024	$27,318	$30,291
4/30/2024	$26,444	$29,054
5/31/2024	$27,439	$30,494
6/30/2024	$27,736	$31,589
7/31/2024	$28,533	$31,973
8/31/2024	$29,349	$32,749
9/30/2024	$29,545	$33,448
10/31/2024	$28,711	$33,145
11/30/2024	$30,287	$35,090
12/31/2024	$28,640	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.24%	10.39%	11.10%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$675,830,532
  # of Portfolio Holdings101
  Total Advisory Fees Paid$4,531,841
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
21.9%
Financial
20.3%
Technology
19.8%
Industrial
15.0%
Consumer, Cyclical
9.9%
Energy
4.7%
Utilities
3.1%
Others (each less than 3.0%)
3.6%
Other Assets & Liabilities, Net
1.7%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Energy	4.7%
Consumer, Cyclical	9.9%
Industrial	15.0%
Technology	19.8%
Financial	20.3%
Consumer, Non-Cyclical	21.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) to financials benefited relative performance, as did favorable stock selection in the sector. Shares of American Express advanced in a year of healthy topline growth, while the Fund's position in JPMorgan Chase Bank benefited returns as net interest income grew throughout the year. More broadly, the Federal Reserve’s rate cutting cycle, as well as expectations for a favorable regulatory environment under the incoming U.S. presidential administration, boosted names in the sector.

Top detractors from performance:

- Stock selection and an underweight in information technology detracted from performance. In an extremely narrow market through most of 2024, technology companies that do not meet our dividend growth investment mandate had positive annual returns due to ongoing enthusiasm over artificial intelligence.

- Security choices in consumer discretionary weighed on returns. Leading benchmark names that do not pay dividends and thus fall outside of our investable universe led performance in the sector.

- An underweight allocation to the communication services sector weighed on returns. Issuers in this sector generally appreciated due to enthusiasm over the potential impact AI can have on their performance. The sector remains one of the Fund’s most significant underweight positions due to a lack of companies that meet our investment criteria for dividend growth.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Dividend Growth (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,710	$9,700
2/28/2015	$10,295	$10,257
3/31/2015	$10,180	$10,095
4/30/2015	$10,165	$10,192
5/31/2015	$10,338	$10,323
6/30/2015	$10,134	$10,123
7/31/2015	$10,331	$10,335
8/31/2015	$9,741	$9,712
9/30/2015	$9,546	$9,471
10/31/2015	$10,283	$10,270
11/30/2015	$10,361	$10,301
12/31/2015	$10,229	$10,138
1/31/2016	$9,825	$9,635
2/29/2016	$9,853	$9,622
3/31/2016	$10,461	$10,275
4/30/2016	$10,579	$10,315
5/31/2016	$10,785	$10,500
6/30/2016	$10,933	$10,527
7/31/2016	$11,227	$10,915
8/31/2016	$11,233	$10,931
9/30/2016	$11,178	$10,933
10/31/2016	$10,939	$10,733
11/30/2016	$11,281	$11,131
12/31/2016	$11,425	$11,351
1/31/2017	$11,598	$11,566
2/28/2017	$11,974	$12,025
3/31/2017	$11,996	$12,039
4/30/2017	$12,183	$12,163
5/31/2017	$12,422	$12,334
6/30/2017	$12,502	$12,411
7/31/2017	$12,654	$12,666
8/31/2017	$12,695	$12,705
9/30/2017	$12,883	$12,967
10/31/2017	$13,178	$13,270
11/30/2017	$13,610	$13,677
12/31/2017	$13,630	$13,829
1/31/2018	$14,275	$14,621
2/28/2018	$13,744	$14,082
3/31/2018	$13,516	$13,724
4/30/2018	$13,549	$13,777
5/31/2018	$13,674	$14,108
6/30/2018	$13,835	$14,195
7/31/2018	$14,367	$14,724
8/31/2018	$14,705	$15,203
9/30/2018	$14,850	$15,290
10/31/2018	$14,123	$14,245
11/30/2018	$14,684	$14,535
12/31/2018	$13,482	$13,223
1/31/2019	$14,392	$14,282
2/28/2019	$14,930	$14,741
3/31/2019	$15,236	$15,027
4/30/2019	$15,770	$15,636
5/31/2019	$15,232	$14,642
6/30/2019	$16,161	$15,674
7/31/2019	$16,365	$15,899
8/31/2019	$16,388	$15,648
9/30/2019	$16,552	$15,940
10/31/2019	$16,670	$16,286
11/30/2019	$17,197	$16,877
12/31/2019	$17,648	$17,386
1/31/2020	$17,678	$17,379
2/29/2020	$16,239	$15,949
3/31/2020	$14,314	$13,979
4/30/2020	$15,679	$15,771
5/31/2020	$16,488	$16,522
6/30/2020	$16,598	$16,850
7/31/2020	$17,522	$17,801
8/31/2020	$18,348	$19,080
9/30/2020	$17,940	$18,355
10/31/2020	$17,513	$17,867
11/30/2020	$19,422	$19,823
12/31/2020	$20,059	$20,585
1/31/2021	$19,535	$20,377
2/28/2021	$20,040	$20,939
3/31/2021	$21,050	$21,856
4/30/2021	$22,215	$23,022
5/31/2021	$22,435	$23,183
6/30/2021	$22,572	$23,724
7/31/2021	$23,260	$24,288
8/31/2021	$23,787	$25,026
9/30/2021	$22,701	$23,863
10/31/2021	$24,211	$25,534
11/30/2021	$23,743	$25,357
12/31/2021	$25,285	$26,494
1/31/2022	$24,019	$25,123
2/28/2022	$23,324	$24,371
3/31/2022	$24,044	$25,276
4/30/2022	$22,716	$23,071
5/31/2022	$22,764	$23,114
6/30/2022	$21,367	$21,206
7/31/2022	$22,975	$23,161
8/31/2022	$22,205	$22,217
9/30/2022	$20,472	$20,170
10/31/2022	$22,214	$21,804
11/30/2022	$23,627	$23,022
12/31/2022	$22,677	$21,696
1/31/2023	$23,432	$23,059
2/28/2023	$22,794	$22,496
3/31/2023	$23,121	$23,322
4/30/2023	$23,591	$23,686
5/31/2023	$22,898	$23,789
6/30/2023	$24,227	$25,361
7/31/2023	$24,877	$26,176
8/31/2023	$24,351	$25,759
9/30/2023	$23,367	$24,531
10/31/2023	$23,043	$24,015
11/30/2023	$24,852	$26,208
12/31/2023	$25,749	$27,399
1/31/2024	$25,956	$27,859
2/29/2024	$27,101	$29,347
3/31/2024	$27,827	$30,291
4/30/2024	$26,941	$29,054
5/31/2024	$27,959	$30,494
6/30/2024	$28,266	$31,589
7/31/2024	$29,083	$31,973
8/31/2024	$29,920	$32,749
9/30/2024	$30,125	$33,448
10/31/2024	$29,280	$33,145
11/30/2024	$30,892	$35,090
12/31/2024	$29,234	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	13.53%	10.62%	11.32%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$675,830,532
  # of Portfolio Holdings101
  Total Advisory Fees Paid$4,531,841
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Energy	4.7%
Consumer, Cyclical	9.9%
Industrial	15.0%
Technology	19.8%
Financial	20.3%
Consumer, Non-Cyclical	21.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.28%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index  were the performance by the information technology, financials, and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the materials, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of  futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Equity Index (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,697	$9,700
2/28/2015	$10,252	$10,257
3/31/2015	$10,088	$10,095
4/30/2015	$10,182	$10,192
5/31/2015	$10,311	$10,323
6/30/2015	$10,112	$10,123
7/31/2015	$10,322	$10,335
8/31/2015	$9,698	$9,712
9/30/2015	$9,455	$9,471
10/31/2015	$10,250	$10,270
11/30/2015	$10,279	$10,301
12/31/2015	$10,114	$10,138
1/31/2016	$9,609	$9,635
2/29/2016	$9,594	$9,622
3/31/2016	$10,242	$10,275
4/30/2016	$10,280	$10,315
5/31/2016	$10,462	$10,500
6/30/2016	$10,486	$10,527
7/31/2016	$10,868	$10,915
8/31/2016	$10,881	$10,931
9/30/2016	$10,881	$10,933
10/31/2016	$10,680	$10,733
11/30/2016	$11,073	$11,131
12/31/2016	$11,288	$11,351
1/31/2017	$11,499	$11,566
2/28/2017	$11,953	$12,025
3/31/2017	$11,964	$12,039
4/30/2017	$12,084	$12,163
5/31/2017	$12,251	$12,334
6/30/2017	$12,324	$12,411
7/31/2017	$12,575	$12,666
8/31/2017	$12,610	$12,705
9/30/2017	$12,867	$12,967
10/31/2017	$13,164	$13,270
11/30/2017	$13,565	$13,677
12/31/2017	$13,713	$13,829
1/31/2018	$14,495	$14,621
2/28/2018	$13,956	$14,082
3/31/2018	$13,593	$13,724
4/30/2018	$13,641	$13,777
5/31/2018	$13,965	$14,108
6/30/2018	$14,048	$14,195
7/31/2018	$14,567	$14,724
8/31/2018	$15,038	$15,203
9/30/2018	$15,120	$15,290
10/31/2018	$14,082	$14,245
11/30/2018	$14,365	$14,535
12/31/2018	$13,064	$13,223
1/31/2019	$14,107	$14,282
2/28/2019	$14,557	$14,741
3/31/2019	$14,835	$15,027
4/30/2019	$15,433	$15,636
5/31/2019	$14,448	$14,642
6/30/2019	$15,463	$15,674
7/31/2019	$15,682	$15,899
8/31/2019	$15,429	$15,648
9/30/2019	$15,715	$15,940
10/31/2019	$16,051	$16,286
11/30/2019	$16,630	$16,877
12/31/2019	$17,127	$17,386
1/31/2020	$17,116	$17,379
2/29/2020	$15,704	$15,949
3/31/2020	$13,765	$13,979
4/30/2020	$15,523	$15,771
5/31/2020	$16,261	$16,522
6/30/2020	$16,580	$16,850
7/31/2020	$17,511	$17,801
8/31/2020	$18,765	$19,080
9/30/2020	$18,048	$18,355
10/31/2020	$17,566	$17,867
11/30/2020	$19,484	$19,823
12/31/2020	$20,229	$20,585
1/31/2021	$20,019	$20,377
2/28/2021	$20,567	$20,939
3/31/2021	$21,463	$21,856
4/30/2021	$22,602	$23,022
5/31/2021	$22,754	$23,183
6/30/2021	$23,279	$23,724
7/31/2021	$23,827	$24,288
8/31/2021	$24,545	$25,026
9/30/2021	$23,398	$23,863
10/31/2021	$25,031	$25,534
11/30/2021	$24,852	$25,357
12/31/2021	$25,967	$26,494
1/31/2022	$24,624	$25,123
2/28/2022	$23,884	$24,371
3/31/2022	$24,761	$25,276
4/30/2022	$22,600	$23,071
5/31/2022	$22,635	$23,114
6/30/2022	$20,762	$21,206
7/31/2022	$22,671	$23,161
8/31/2022	$21,740	$22,217
9/30/2022	$19,739	$20,170
10/31/2022	$21,330	$21,804
11/30/2022	$22,515	$23,022
12/31/2022	$21,213	$21,696
1/31/2023	$22,543	$23,059
2/28/2023	$21,987	$22,496
3/31/2023	$22,789	$23,322
4/30/2023	$23,139	$23,686
5/31/2023	$23,233	$23,789
6/30/2023	$24,763	$25,361
7/31/2023	$25,553	$26,176
8/31/2023	$25,141	$25,759
9/30/2023	$23,936	$24,531
10/31/2023	$23,427	$24,015
11/30/2023	$25,560	$26,208
12/31/2023	$26,714	$27,399
1/31/2024	$27,155	$27,859
2/29/2024	$28,599	$29,347
3/31/2024	$29,512	$30,291
4/30/2024	$28,300	$29,054
5/31/2024	$29,694	$30,494
6/30/2024	$30,753	$31,589
7/31/2024	$31,122	$31,973
8/31/2024	$31,870	$32,749
9/30/2024	$32,542	$33,448
10/31/2024	$32,239	$33,145
11/30/2024	$34,127	$35,090
12/31/2024	$33,303	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	24.66%	14.22%	12.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$5,003,694,054
  # of Portfolio Holdings504
  Total Advisory Fees Paid$2,342,244
  Portfolio Turnover Rate3%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
31.4%
Communications
15.5%
Consumer, Non-Cyclical
15.3%
Financial
14.5%
Consumer, Cyclical
9.0%
Industrial
7.1%
Energy
3.2%
Others (each less than 3.0%)
3.8%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.2%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Energy	3.2%
Industrial	7.1%
Consumer, Cyclical	9.0%
Financial	14.5%
Consumer, Non-Cyclical	15.3%
Communications	15.5%
Technology	31.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.08%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index  were the performance by the information technology, financials, and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the materials, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of  futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Equity Index (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,699	$9,700
2/28/2015	$10,256	$10,257
3/31/2015	$10,093	$10,095
4/30/2015	$10,189	$10,192
5/31/2015	$10,319	$10,323
6/30/2015	$10,122	$10,123
7/31/2015	$10,334	$10,335
8/31/2015	$9,711	$9,712
9/30/2015	$9,469	$9,471
10/31/2015	$10,267	$10,270
11/30/2015	$10,298	$10,301
12/31/2015	$10,134	$10,138
1/31/2016	$9,629	$9,635
2/29/2016	$9,616	$9,622
3/31/2016	$10,268	$10,275
4/30/2016	$10,307	$10,315
5/31/2016	$10,492	$10,500
6/30/2016	$10,518	$10,527
7/31/2016	$10,902	$10,915
8/31/2016	$10,917	$10,931
9/30/2016	$10,919	$10,933
10/31/2016	$10,719	$10,733
11/30/2016	$11,115	$11,131
12/31/2016	$11,333	$11,351
1/31/2017	$11,547	$11,566
2/28/2017	$12,005	$12,025
3/31/2017	$12,017	$12,039
4/30/2017	$12,140	$12,163
5/31/2017	$12,309	$12,334
6/30/2017	$12,385	$12,411
7/31/2017	$12,639	$12,666
8/31/2017	$12,677	$12,705
9/30/2017	$12,938	$12,967
10/31/2017	$13,239	$13,270
11/30/2017	$13,644	$13,677
12/31/2017	$13,795	$13,829
1/31/2018	$14,584	$14,621
2/28/2018	$14,045	$14,082
3/31/2018	$13,681	$13,724
4/30/2018	$13,732	$13,777
5/31/2018	$14,060	$14,108
6/30/2018	$14,146	$14,195
7/31/2018	$14,671	$14,724
8/31/2018	$15,148	$15,203
9/30/2018	$15,233	$15,290
10/31/2018	$14,190	$14,245
11/30/2018	$14,477	$14,535
12/31/2018	$13,169	$13,223
1/31/2019	$14,222	$14,282
2/28/2019	$14,677	$14,741
3/31/2019	$14,961	$15,027
4/30/2019	$15,566	$15,636
5/31/2019	$14,576	$14,642
6/30/2019	$15,602	$15,674
7/31/2019	$15,825	$15,899
8/31/2019	$15,573	$15,648
9/30/2019	$15,864	$15,940
10/31/2019	$16,206	$16,286
11/30/2019	$16,793	$16,877
12/31/2019	$17,298	$17,386
1/31/2020	$17,290	$17,379
2/29/2020	$15,866	$15,949
3/31/2020	$13,909	$13,979
4/30/2020	$15,689	$15,771
5/31/2020	$16,437	$16,522
6/30/2020	$16,762	$16,850
7/31/2020	$17,706	$17,801
8/31/2020	$18,978	$19,080
9/30/2020	$18,256	$18,355
10/31/2020	$17,771	$17,867
11/30/2020	$19,715	$19,823
12/31/2020	$20,472	$20,585
1/31/2021	$20,263	$20,377
2/28/2021	$20,821	$20,939
3/31/2021	$21,731	$21,856
4/30/2021	$22,889	$23,022
5/31/2021	$23,046	$23,183
6/30/2021	$23,582	$23,724
7/31/2021	$24,142	$24,288
8/31/2021	$24,873	$25,026
9/30/2021	$23,715	$23,863
10/31/2021	$25,374	$25,534
11/30/2021	$25,197	$25,357
12/31/2021	$26,332	$26,494
1/31/2022	$24,974	$25,123
2/28/2022	$24,227	$24,371
3/31/2022	$25,121	$25,276
4/30/2022	$22,932	$23,071
5/31/2022	$22,972	$23,114
6/30/2022	$21,075	$21,206
7/31/2022	$23,016	$23,161
8/31/2022	$22,075	$22,217
9/30/2022	$20,046	$20,170
10/31/2022	$21,665	$21,804
11/30/2022	$22,873	$23,022
12/31/2022	$21,554	$21,696
1/31/2023	$22,909	$23,059
2/28/2023	$22,348	$22,496
3/31/2023	$23,166	$23,322
4/30/2023	$23,527	$23,686
5/31/2023	$23,626	$23,789
6/30/2023	$25,186	$25,361
7/31/2023	$25,994	$26,176
8/31/2023	$25,579	$25,759
9/30/2023	$24,357	$24,531
10/31/2023	$23,843	$24,015
11/30/2023	$26,018	$26,208
12/31/2023	$27,198	$27,399
1/31/2024	$27,651	$27,859
2/29/2024	$29,126	$29,347
3/31/2024	$30,061	$30,291
4/30/2024	$28,831	$29,054
5/31/2024	$30,257	$30,494
6/30/2024	$31,341	$31,589
7/31/2024	$31,722	$31,973
8/31/2024	$32,490	$32,749
9/30/2024	$33,181	$33,448
10/31/2024	$32,878	$33,145
11/30/2024	$34,808	$35,090
12/31/2024	$33,974	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	24.91%	14.45%	13.01%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$5,003,694,054
  # of Portfolio Holdings504
  Total Advisory Fees Paid$2,342,244
  Portfolio Turnover Rate3%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Energy	3.2%
Industrial	7.1%
Consumer, Cyclical	9.0%
Financial	14.5%
Consumer, Non-Cyclical	15.3%
Communications	15.5%
Technology	31.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector was the key contributor to performance. Howmet Aerospace and Vertiv Holdings were among the top individual security contributors in the sector. Howmet Aerospace, a manufacturer of specialized aircraft components, experienced a notable performance boost thanks to stronger-than-expected quarterly earnings and raised guidance for the year. Vertiv has established itself as a key provider of liquid cooling solutions in the growing data center market and the stock surged following an exceptional quarterly earnings.

+ An underweight (relative to the benchmark index, the Russell 1000 Growth Index) in the consumer staples sector contributed to relative performance. The more defensive sector lagged in a market environment where investors favored higher growth sectors like technology and communication services.

Top detractors from performance:

- Stock selection in the consumer discretionary sector detracted from relative performance. Caesars Entertainment and Louis Vuitton Moet Hennessy (LVMH) were among the top individual security detractors in the sector. Caesars stock fell after the hotel and casino operator missed earnings and revenue estimates while shares in luxury brand LVMH declined on a sharp drop in sales driven by broader industry headwinds.

- An overweight and stock selection in the real estate sector detracted from relative performance. Real estate analytics company CoStar was among the top individual security detractors in the sector as a higher interest rate environment led to lower demand for Costar’s products in the near term.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Focused Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,852	$9,847	$9,700
2/28/2015	$10,727	$10,503	$10,257
3/31/2015	$10,632	$10,384	$10,095
4/30/2015	$10,663	$10,436	$10,192
5/31/2015	$10,837	$10,583	$10,323
6/30/2015	$10,706	$10,396	$10,123
7/31/2015	$11,243	$10,749	$10,335
8/31/2015	$10,649	$10,096	$9,712
9/30/2015	$10,327	$9,846	$9,471
10/31/2015	$11,128	$10,694	$10,270
11/30/2015	$11,251	$10,724	$10,301
12/31/2015	$11,009	$10,567	$10,138
1/31/2016	$10,066	$9,977	$9,635
2/29/2016	$9,870	$9,973	$9,622
3/31/2016	$10,579	$10,645	$10,275
4/30/2016	$10,693	$10,548	$10,315
5/31/2016	$11,059	$10,753	$10,500
6/30/2016	$10,800	$10,711	$10,527
7/31/2016	$11,368	$11,216	$10,915
8/31/2016	$11,356	$11,160	$10,931
9/30/2016	$11,526	$11,201	$10,933
10/31/2016	$11,113	$10,938	$10,733
11/30/2016	$11,166	$11,176	$11,131
12/31/2016	$11,268	$11,314	$11,351
1/31/2017	$11,920	$11,696	$11,566
2/28/2017	$12,184	$12,182	$12,025
3/31/2017	$12,308	$12,322	$12,039
4/30/2017	$12,668	$12,604	$12,163
5/31/2017	$13,167	$12,932	$12,334
6/30/2017	$13,290	$12,898	$12,411
7/31/2017	$13,605	$13,241	$12,666
8/31/2017	$13,782	$13,483	$12,705
9/30/2017	$14,053	$13,659	$12,967
10/31/2017	$14,420	$14,188	$13,270
11/30/2017	$14,636	$14,619	$13,677
12/31/2017	$14,592	$14,733	$13,829
1/31/2018	$15,892	$15,776	$14,621
2/28/2018	$15,749	$15,363	$14,082
3/31/2018	$15,622	$14,941	$13,724
4/30/2018	$15,635	$14,994	$13,777
5/31/2018	$16,433	$15,651	$14,108
6/30/2018	$16,571	$15,801	$14,195
7/31/2018	$17,200	$16,265	$14,724
8/31/2018	$18,026	$17,155	$15,203
9/30/2018	$18,245	$17,251	$15,290
10/31/2018	$16,415	$15,708	$14,245
11/30/2018	$16,756	$15,875	$14,535
12/31/2018	$15,319	$14,510	$13,223
1/31/2019	$16,896	$15,814	$14,282
2/28/2019	$17,688	$16,380	$14,741
3/31/2019	$17,980	$16,846	$15,027
4/30/2019	$18,723	$17,607	$15,636
5/31/2019	$17,716	$16,495	$14,642
6/30/2019	$18,899	$17,628	$15,674
7/31/2019	$19,463	$18,026	$15,899
8/31/2019	$19,289	$17,888	$15,648
9/30/2019	$19,215	$17,890	$15,940
10/31/2019	$19,413	$18,394	$16,286
11/30/2019	$20,395	$19,210	$16,877
12/31/2019	$20,752	$19,790	$17,386
1/31/2020	$21,213	$20,232	$17,379
2/29/2020	$19,911	$18,854	$15,949
3/31/2020	$17,990	$17,000	$13,979
4/30/2020	$20,422	$19,515	$15,771
5/31/2020	$21,850	$20,825	$16,522
6/30/2020	$22,788	$21,732	$16,850
7/31/2020	$24,347	$23,404	$17,801
8/31/2020	$26,890	$25,819	$19,080
9/30/2020	$25,652	$24,604	$18,355
10/31/2020	$25,288	$23,769	$17,867
11/30/2020	$27,613	$26,203	$19,823
12/31/2020	$28,699	$27,408	$20,585
1/31/2021	$28,250	$27,205	$20,377
2/28/2021	$29,002	$27,199	$20,939
3/31/2021	$28,957	$27,666	$21,856
4/30/2021	$31,200	$29,548	$23,022
5/31/2021	$30,883	$29,140	$23,183
6/30/2021	$32,445	$30,968	$23,724
7/31/2021	$33,693	$31,988	$24,288
8/31/2021	$34,882	$33,184	$25,026
9/30/2021	$33,114	$31,326	$23,863
10/31/2021	$34,541	$34,039	$25,534
11/30/2021	$33,901	$34,247	$25,357
12/31/2021	$34,377	$34,971	$26,494
1/31/2022	$30,762	$31,970	$25,123
2/28/2022	$29,682	$30,612	$24,371
3/31/2022	$30,122	$31,809	$25,276
4/30/2022	$26,004	$27,968	$23,071
5/31/2022	$24,999	$27,318	$23,114
6/30/2022	$22,516	$25,154	$21,206
7/31/2022	$25,140	$28,173	$23,161
8/31/2022	$23,541	$26,861	$22,217
9/30/2022	$21,169	$24,249	$20,170
10/31/2022	$22,030	$25,667	$21,804
11/30/2022	$23,920	$26,836	$23,022
12/31/2022	$22,758	$24,782	$21,696
1/31/2023	$24,588	$26,847	$23,059
2/28/2023	$24,371	$26,528	$22,496
3/31/2023	$25,764	$28,342	$23,322
4/30/2023	$26,050	$28,621	$23,686
5/31/2023	$26,899	$29,926	$23,789
6/30/2023	$28,652	$31,972	$25,361
7/31/2023	$29,573	$33,050	$26,176
8/31/2023	$29,015	$32,753	$25,759
9/30/2023	$27,273	$30,972	$24,531
10/31/2023	$26,743	$30,531	$24,015
11/30/2023	$29,811	$33,859	$26,208
12/31/2023	$31,398	$35,358	$27,399
1/31/2024	$32,505	$36,240	$27,859
2/29/2024	$34,507	$38,713	$29,347
3/31/2024	$35,492	$39,394	$30,291
4/30/2024	$33,597	$37,723	$29,054
5/31/2024	$35,452	$39,981	$30,494
6/30/2024	$37,030	$42,677	$31,589
7/31/2024	$36,739	$41,951	$31,973
8/31/2024	$37,829	$42,825	$32,749
9/30/2024	$38,938	$44,038	$33,448
10/31/2024	$38,895	$43,893	$33,145
11/30/2024	$40,997	$46,740	$35,090
12/31/2024	$40,172	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	27.95%	14.12%	14.92%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$631,507,757
  # of Portfolio Holdings38
  Total Advisory Fees Paid$6,417,187
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
38.9%
Communications
25.3%
Consumer, Non-Cyclical
14.3%
Financial
8.8%
Industrial
5.2%
Consumer, Cyclical
5.2%
Others (each less than 3.0%)
2.4%
Other Assets & Liabilities, Net
(0.1%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.4%
Consumer, Cyclical	5.2%
Industrial	5.2%
Financial	8.8%
Consumer, Non-Cyclical	14.3%
Communications	25.3%
Technology	38.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$86	0.75%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector was the key contributor to performance. Howmet Aerospace and Vertiv Holdings were among the top individual security contributors in the sector. Howmet Aerospace, a manufacturer of specialized aircraft components, experienced a notable performance boost thanks to stronger-than-expected quarterly earnings and raised guidance for the year. Vertiv has established itself as a key provider of liquid cooling solutions in the growing data center market and the stock surged following an exceptional quarterly earnings.

+ An underweight (relative to the benchmark index, the Russell 1000 Growth Index) in the consumer staples sector contributed to relative performance. The more defensive sector lagged in a market environment where investors favored higher growth sectors like technology and communication services.

Top detractors from performance:

- Stock selection in the consumer discretionary sector detracted from relative performance. Caesars Entertainment and Louis Vuitton Moet Hennessy (LVMH) were among the top individual security detractors in the sector. Caesars stock fell after the hotel and casino operator missed earnings and revenue estimates while shares in luxury brand LVMH declined on a sharp drop in sales driven by broader industry headwinds.

- An overweight and stock selection in the real estate sector detracted from relative performance. Real estate analytics company CoStar was among the top individual security detractors in the sector as a higher interest rate environment led to lower demand for Costar’s products in the near term.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Focused Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,854	$9,847	$9,700
2/28/2015	$10,731	$10,503	$10,257
3/31/2015	$10,637	$10,384	$10,095
4/30/2015	$10,670	$10,436	$10,192
5/31/2015	$10,846	$10,583	$10,323
6/30/2015	$10,717	$10,396	$10,123
7/31/2015	$11,256	$10,749	$10,335
8/31/2015	$10,663	$10,096	$9,712
9/30/2015	$10,342	$9,846	$9,471
10/31/2015	$11,147	$10,694	$10,270
11/30/2015	$11,272	$10,724	$10,301
12/31/2015	$11,032	$10,567	$10,138
1/31/2016	$10,089	$9,977	$9,635
2/29/2016	$9,894	$9,973	$9,622
3/31/2016	$10,607	$10,645	$10,275
4/30/2016	$10,723	$10,548	$10,315
5/31/2016	$11,092	$10,753	$10,500
6/30/2016	$10,834	$10,711	$10,527
7/31/2016	$11,406	$11,216	$10,915
8/31/2016	$11,396	$11,160	$10,931
9/30/2016	$11,569	$11,201	$10,933
10/31/2016	$11,156	$10,938	$10,733
11/30/2016	$11,212	$11,176	$11,131
12/31/2016	$11,316	$11,314	$11,351
1/31/2017	$11,973	$11,696	$11,566
2/28/2017	$12,240	$12,182	$12,025
3/31/2017	$12,367	$12,322	$12,039
4/30/2017	$12,731	$12,604	$12,163
5/31/2017	$13,234	$12,932	$12,334
6/30/2017	$13,360	$12,898	$12,411
7/31/2017	$13,680	$13,241	$12,666
8/31/2017	$13,860	$13,483	$12,705
9/30/2017	$14,135	$13,659	$12,967
10/31/2017	$14,507	$14,188	$13,270
11/30/2017	$14,727	$14,619	$13,677
12/31/2017	$14,685	$14,733	$13,829
1/31/2018	$15,996	$15,776	$14,621
2/28/2018	$15,855	$15,363	$14,082
3/31/2018	$15,730	$14,941	$13,724
4/30/2018	$15,746	$14,994	$13,777
5/31/2018	$16,553	$15,651	$14,108
6/30/2018	$16,695	$15,801	$14,195
7/31/2018	$17,331	$16,265	$14,724
8/31/2018	$18,167	$17,155	$15,203
9/30/2018	$18,391	$17,251	$15,290
10/31/2018	$16,549	$15,708	$14,245
11/30/2018	$16,896	$15,875	$14,535
12/31/2018	$15,450	$14,510	$13,223
1/31/2019	$17,043	$15,814	$14,282
2/28/2019	$17,846	$16,380	$14,741
3/31/2019	$18,143	$16,846	$15,027
4/30/2019	$18,896	$17,607	$15,636
5/31/2019	$17,883	$16,495	$14,642
6/30/2019	$19,081	$17,628	$15,674
7/31/2019	$19,653	$18,026	$15,899
8/31/2019	$19,481	$17,888	$15,648
9/30/2019	$19,410	$17,890	$15,940
10/31/2019	$19,614	$18,394	$16,286
11/30/2019	$20,609	$19,210	$16,877
12/31/2019	$20,974	$19,790	$17,386
1/31/2020	$21,443	$20,232	$17,379
2/29/2020	$20,130	$18,854	$15,949
3/31/2020	$18,191	$17,000	$13,979
4/30/2020	$20,654	$19,515	$15,771
5/31/2020	$22,102	$20,825	$16,522
6/30/2020	$23,055	$21,732	$16,850
7/31/2020	$24,636	$23,404	$17,801
8/31/2020	$27,214	$25,819	$19,080
9/30/2020	$25,966	$24,604	$18,355
10/31/2020	$25,602	$23,769	$17,867
11/30/2020	$27,961	$26,203	$19,823
12/31/2020	$29,065	$27,408	$20,585
1/31/2021	$28,616	$27,205	$20,377
2/28/2021	$29,382	$27,199	$20,939
3/31/2021	$29,341	$27,666	$21,856
4/30/2021	$31,619	$29,548	$23,022
5/31/2021	$31,303	$29,140	$23,183
6/30/2021	$32,892	$30,968	$23,724
7/31/2021	$34,163	$31,988	$24,288
8/31/2021	$35,376	$33,184	$25,026
9/30/2021	$33,587	$31,326	$23,863
10/31/2021	$35,041	$34,039	$25,534
11/30/2021	$34,398	$34,247	$25,357
12/31/2021	$34,887	$34,971	$26,494
1/31/2022	$31,223	$31,970	$25,123
2/28/2022	$30,132	$30,612	$24,371
3/31/2022	$30,584	$31,809	$25,276
4/30/2022	$26,407	$27,968	$23,071
5/31/2022	$25,391	$27,318	$23,114
6/30/2022	$22,873	$25,154	$21,206
7/31/2022	$25,543	$28,173	$23,161
8/31/2022	$23,923	$26,861	$22,217
9/30/2022	$21,516	$24,249	$20,170
10/31/2022	$22,394	$25,667	$21,804
11/30/2022	$24,320	$26,836	$23,022
12/31/2022	$23,142	$24,782	$21,696
1/31/2023	$25,007	$26,847	$23,059
2/28/2023	$24,791	$26,528	$22,496
3/31/2023	$26,211	$28,342	$23,322
4/30/2023	$26,507	$28,621	$23,686
5/31/2023	$27,376	$29,926	$23,789
6/30/2023	$29,164	$31,972	$25,361
7/31/2023	$30,107	$33,050	$26,176
8/31/2023	$29,544	$32,753	$25,759
9/30/2023	$27,774	$30,972	$24,531
10/31/2023	$27,240	$30,531	$24,015
11/30/2023	$30,370	$33,859	$26,208
12/31/2023	$31,992	$35,358	$27,399
1/31/2024	$33,125	$36,240	$27,859
2/29/2024	$35,171	$38,713	$29,347
3/31/2024	$36,182	$39,394	$30,291
4/30/2024	$34,255	$37,723	$29,054
5/31/2024	$36,152	$39,981	$30,494
6/30/2024	$37,768	$42,677	$31,589
7/31/2024	$37,478	$41,951	$31,973
8/31/2024	$38,596	$42,825	$32,749
9/30/2024	$39,733	$44,038	$33,448
10/31/2024	$39,697	$43,893	$33,145
11/30/2024	$41,848	$46,740	$35,090
12/31/2024	$41,014	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	28.20%	14.35%	15.16%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$631,507,757
  # of Portfolio Holdings38
  Total Advisory Fees Paid$6,417,187
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	2.4%
Consumer, Cyclical	5.2%
Industrial	5.2%
Financial	8.8%
Consumer, Non-Cyclical	14.3%
Communications	25.3%
Technology	38.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.78%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The timing of the portfolio’s overweight position in shares of Nvidia contributed positively to performance as the stock price increased in 2024 due to strong customer demand for AI technology.

+ Security selection in the consumer non-cyclical sector contributed to relative returns, primarily due to positioning (relative to the benchmark index, the Russell 1000 Growth Index) in health care-related names UnitedHealth (underweight) and Merck (not owning).

+ An overweight  in Spotify Technology added to performance, as the audio streaming company saw continued growth in monthly active users and implemented price increases.

Top detractors from performance:

- Security selection within the technology sector detracted from relative returns, led by an underweight to Broadcom, as the company delivered strong earnings per share results led by stronger-than-expected semiconductor solutions revenues driven by generative AI spending on networking products and custom AI engines.

- The  off-benchmark position in semi-conductor company ASML detracted as management guided third-quarter revenue below analyst expectations, citing a weakening macro environment and the potential for further export controls to China.

- An overweight in CoStar Group detracted as the stock underperformed due to ongoing concerns over commercial real estate and a decline in core bookings.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,847	$9,700
2/28/2015	$10,480	$10,503	$10,257
3/31/2015	$10,353	$10,384	$10,095
4/30/2015	$10,292	$10,436	$10,192
5/31/2015	$10,475	$10,583	$10,323
6/30/2015	$10,378	$10,396	$10,123
7/31/2015	$10,855	$10,749	$10,335
8/31/2015	$10,209	$10,096	$9,712
9/30/2015	$9,893	$9,846	$9,471
10/31/2015	$10,732	$10,694	$10,270
11/30/2015	$10,850	$10,724	$10,301
12/31/2015	$10,746	$10,567	$10,138
1/31/2016	$10,192	$9,977	$9,635
2/29/2016	$9,997	$9,973	$9,622
3/31/2016	$10,563	$10,645	$10,275
4/30/2016	$10,512	$10,548	$10,315
5/31/2016	$10,833	$10,753	$10,500
6/30/2016	$10,738	$10,711	$10,527
7/31/2016	$11,268	$11,216	$10,915
8/31/2016	$11,177	$11,160	$10,931
9/30/2016	$11,190	$11,201	$10,933
10/31/2016	$10,987	$10,938	$10,733
11/30/2016	$10,928	$11,176	$11,131
12/31/2016	$10,984	$11,314	$11,351
1/31/2017	$11,439	$11,696	$11,566
2/28/2017	$11,890	$12,182	$12,025
3/31/2017	$12,058	$12,322	$12,039
4/30/2017	$12,445	$12,604	$12,163
5/31/2017	$12,990	$12,932	$12,334
6/30/2017	$12,903	$12,898	$12,411
7/31/2017	$13,324	$13,241	$12,666
8/31/2017	$13,511	$13,483	$12,705
9/30/2017	$13,567	$13,659	$12,967
10/31/2017	$14,165	$14,188	$13,270
11/30/2017	$14,408	$14,619	$13,677
12/31/2017	$14,460	$14,733	$13,829
1/31/2018	$15,781	$15,776	$14,621
2/28/2018	$15,512	$15,363	$14,082
3/31/2018	$15,212	$14,941	$13,724
4/30/2018	$15,307	$14,994	$13,777
5/31/2018	$15,974	$15,651	$14,108
6/30/2018	$16,219	$15,801	$14,195
7/31/2018	$16,519	$16,265	$14,724
8/31/2018	$17,278	$17,155	$15,203
9/30/2018	$17,552	$17,251	$15,290
10/31/2018	$15,850	$15,708	$14,245
11/30/2018	$16,084	$15,875	$14,535
12/31/2018	$14,807	$14,510	$13,223
1/31/2019	$16,125	$15,814	$14,282
2/28/2019	$16,884	$16,380	$14,741
3/31/2019	$17,478	$16,846	$15,027
4/30/2019	$18,270	$17,607	$15,636
5/31/2019	$17,479	$16,495	$14,642
6/30/2019	$18,636	$17,628	$15,674
7/31/2019	$18,992	$18,026	$15,899
8/31/2019	$19,059	$17,888	$15,648
9/30/2019	$18,836	$17,890	$15,940
10/31/2019	$19,143	$18,394	$16,286
11/30/2019	$19,926	$19,210	$16,877
12/31/2019	$20,454	$19,790	$17,386
1/31/2020	$21,193	$20,232	$17,379
2/29/2020	$19,891	$18,854	$15,949
3/31/2020	$17,930	$17,000	$13,979
4/30/2020	$20,344	$19,515	$15,771
5/31/2020	$21,668	$20,825	$16,522
6/30/2020	$22,449	$21,732	$16,850
7/31/2020	$24,051	$23,404	$17,801
8/31/2020	$25,978	$25,819	$19,080
9/30/2020	$24,931	$24,604	$18,355
10/31/2020	$24,029	$23,769	$17,867
11/30/2020	$26,005	$26,203	$19,823
12/31/2020	$26,909	$27,408	$20,585
1/31/2021	$26,366	$27,205	$20,377
2/28/2021	$26,715	$27,199	$20,939
3/31/2021	$26,991	$27,666	$21,856
4/30/2021	$29,075	$29,548	$23,022
5/31/2021	$28,783	$29,140	$23,183
6/30/2021	$30,365	$30,968	$23,724
7/31/2021	$31,461	$31,988	$24,288
8/31/2021	$32,652	$33,184	$25,026
9/30/2021	$30,737	$31,326	$23,863
10/31/2021	$32,990	$34,039	$25,534
11/30/2021	$32,676	$34,247	$25,357
12/31/2021	$33,212	$34,971	$26,494
1/31/2022	$30,010	$31,970	$25,123
2/28/2022	$28,386	$30,612	$24,371
3/31/2022	$29,118	$31,809	$25,276
4/30/2022	$25,667	$27,968	$23,071
5/31/2022	$25,354	$27,318	$23,114
6/30/2022	$23,469	$25,154	$21,206
7/31/2022	$25,981	$28,173	$23,161
8/31/2022	$24,446	$26,861	$22,217
9/30/2022	$22,011	$24,249	$20,170
10/31/2022	$23,052	$25,667	$21,804
11/30/2022	$24,349	$26,836	$23,022
12/31/2022	$22,846	$24,782	$21,696
1/31/2023	$24,614	$26,847	$23,059
2/28/2023	$23,723	$26,528	$22,496
3/31/2023	$25,270	$28,342	$23,322
4/30/2023	$25,686	$28,621	$23,686
5/31/2023	$26,658	$29,926	$23,789
6/30/2023	$28,284	$31,972	$25,361
7/31/2023	$28,948	$33,050	$26,176
8/31/2023	$29,028	$32,753	$25,759
9/30/2023	$27,468	$30,972	$24,531
10/31/2023	$27,256	$30,531	$24,015
11/30/2023	$29,930	$33,859	$26,208
12/31/2023	$30,966	$35,358	$27,399
1/31/2024	$32,366	$36,240	$27,859
2/29/2024	$35,132	$38,713	$29,347
3/31/2024	$36,048	$39,394	$30,291
4/30/2024	$34,390	$37,723	$29,054
5/31/2024	$36,545	$39,981	$30,494
6/30/2024	$38,527	$42,677	$31,589
7/31/2024	$37,911	$41,951	$31,973
8/31/2024	$38,407	$42,825	$32,749
9/30/2024	$39,004	$44,038	$33,448
10/31/2024	$38,748	$43,893	$33,145
11/30/2024	$41,170	$46,740	$35,090
12/31/2024	$40,819	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	31.82%	14.82%	15.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,744,256,652
  # of Portfolio Holdings70
  Total Advisory Fees Paid$9,072,851
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
40.2%
Communications
21.1%
Consumer, Non-Cyclical
10.7%
Financial
10.2%
Industrial
8.2%
Consumer, Cyclical
6.6%
Others (each less than 3.0%)
3.1%
Other Assets & Liabilities, Net
(0.1%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.1%
Consumer, Cyclical	6.6%
Industrial	8.2%
Financial	10.2%
Consumer, Non-Cyclical	10.7%
Communications	21.1%
Technology	40.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.58%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The timing of the portfolio’s overweight position in shares of Nvidia contributed positively to performance as the stock price increased in 2024 due to strong customer demand for AI technology.

+ Security selection in the consumer non-cyclical sector contributed to relative returns, primarily due to positioning (relative to the benchmark index, the Russell 1000 Growth Index) in health care-related names UnitedHealth (underweight) and Merck (not owning).

+ An overweight  in Spotify Technology added to performance, as the audio streaming company saw continued growth in monthly active users and implemented price increases.

Top detractors from performance:

- Security selection within the technology sector detracted from relative returns, led by an underweight to Broadcom, as the company delivered strong earnings per share results led by stronger-than-expected semiconductor solutions revenues driven by generative AI spending on networking products and custom AI engines.

- The  off-benchmark position in semi-conductor company ASML detracted as management guided third-quarter revenue below analyst expectations, citing a weakening macro environment and the potential for further export controls to China.

- An overweight in CoStar Group detracted as the stock underperformed due to ongoing concerns over commercial real estate and a decline in core bookings.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,804	$9,847	$9,700
2/28/2015	$10,483	$10,503	$10,257
3/31/2015	$10,358	$10,384	$10,095
4/30/2015	$10,298	$10,436	$10,192
5/31/2015	$10,484	$10,583	$10,323
6/30/2015	$10,388	$10,396	$10,123
7/31/2015	$10,868	$10,749	$10,335
8/31/2015	$10,223	$10,096	$9,712
9/30/2015	$9,907	$9,846	$9,471
10/31/2015	$10,750	$10,694	$10,270
11/30/2015	$10,870	$10,724	$10,301
12/31/2015	$10,768	$10,567	$10,138
1/31/2016	$10,214	$9,977	$9,635
2/29/2016	$10,020	$9,973	$9,622
3/31/2016	$10,590	$10,645	$10,275
4/30/2016	$10,540	$10,548	$10,315
5/31/2016	$10,864	$10,753	$10,500
6/30/2016	$10,770	$10,711	$10,527
7/31/2016	$11,304	$11,216	$10,915
8/31/2016	$11,214	$11,160	$10,931
9/30/2016	$11,229	$11,201	$10,933
10/31/2016	$11,028	$10,938	$10,733
11/30/2016	$10,970	$11,176	$11,131
12/31/2016	$11,028	$11,314	$11,351
1/31/2017	$11,487	$11,696	$11,566
2/28/2017	$11,941	$12,182	$12,025
3/31/2017	$12,112	$12,322	$12,039
4/30/2017	$12,502	$12,604	$12,163
5/31/2017	$13,052	$12,932	$12,334
6/30/2017	$12,968	$12,898	$12,411
7/31/2017	$13,393	$13,241	$12,666
8/31/2017	$13,582	$13,483	$12,705
9/30/2017	$13,641	$13,659	$12,967
10/31/2017	$14,245	$14,188	$13,270
11/30/2017	$14,492	$14,619	$13,677
12/31/2017	$14,546	$14,733	$13,829
1/31/2018	$15,878	$15,776	$14,621
2/28/2018	$15,610	$15,363	$14,082
3/31/2018	$15,310	$14,941	$13,724
4/30/2018	$15,409	$14,994	$13,777
5/31/2018	$16,083	$15,651	$14,108
6/30/2018	$16,332	$15,801	$14,195
7/31/2018	$16,637	$16,265	$14,724
8/31/2018	$17,405	$17,155	$15,203
9/30/2018	$17,683	$17,251	$15,290
10/31/2018	$15,971	$15,708	$14,245
11/30/2018	$16,210	$15,875	$14,535
12/31/2018	$14,925	$14,510	$13,223
1/31/2019	$16,256	$15,814	$14,282
2/28/2019	$17,024	$16,380	$14,741
3/31/2019	$17,626	$16,846	$15,027
4/30/2019	$18,428	$17,607	$15,636
5/31/2019	$17,633	$16,495	$14,642
6/30/2019	$18,803	$17,628	$15,674
7/31/2019	$19,166	$18,026	$15,899
8/31/2019	$19,237	$17,888	$15,648
9/30/2019	$19,015	$17,890	$15,940
10/31/2019	$19,328	$18,394	$16,286
11/30/2019	$20,122	$19,210	$16,877
12/31/2019	$20,658	$19,790	$17,386
1/31/2020	$21,408	$20,232	$17,379
2/29/2020	$20,096	$18,854	$15,949
3/31/2020	$18,119	$17,000	$13,979
4/30/2020	$20,561	$19,515	$15,771
5/31/2020	$21,903	$20,825	$16,522
6/30/2020	$22,696	$21,732	$16,850
7/31/2020	$24,320	$23,404	$17,801
8/31/2020	$26,273	$25,819	$19,080
9/30/2020	$25,218	$24,604	$18,355
10/31/2020	$24,310	$23,769	$17,867
11/30/2020	$26,314	$26,203	$19,823
12/31/2020	$27,232	$27,408	$20,585
1/31/2021	$26,688	$27,205	$20,377
2/28/2021	$27,045	$27,199	$20,939
3/31/2021	$27,329	$27,666	$21,856
4/30/2021	$29,444	$29,548	$23,022
5/31/2021	$29,153	$29,140	$23,183
6/30/2021	$30,761	$30,968	$23,724
7/31/2021	$31,876	$31,988	$24,288
8/31/2021	$33,088	$33,184	$25,026
9/30/2021	$31,153	$31,326	$23,863
10/31/2021	$33,443	$34,039	$25,534
11/30/2021	$33,129	$34,247	$25,357
12/31/2021	$33,678	$34,971	$26,494
1/31/2022	$30,437	$31,970	$25,123
2/28/2022	$28,795	$30,612	$24,371
3/31/2022	$29,541	$31,809	$25,276
4/30/2022	$26,045	$27,968	$23,071
5/31/2022	$25,732	$27,318	$23,114
6/30/2022	$23,822	$25,154	$21,206
7/31/2022	$26,377	$28,173	$23,161
8/31/2022	$24,823	$26,861	$22,217
9/30/2022	$22,354	$24,249	$20,170
10/31/2022	$23,414	$25,667	$21,804
11/30/2022	$24,737	$26,836	$23,022
12/31/2022	$23,213	$24,782	$21,696
1/31/2023	$25,014	$26,847	$23,059
2/28/2023	$24,112	$26,528	$22,496
3/31/2023	$25,689	$28,342	$23,322
4/30/2023	$26,117	$28,621	$23,686
5/31/2023	$27,109	$29,926	$23,789
6/30/2023	$28,767	$31,972	$25,361
7/31/2023	$29,447	$33,050	$26,176
8/31/2023	$29,534	$32,753	$25,759
9/30/2023	$27,951	$30,972	$24,531
10/31/2023	$27,740	$30,531	$24,015
11/30/2023	$30,467	$33,859	$26,208
12/31/2023	$31,527	$35,358	$27,399
1/31/2024	$32,958	$36,240	$27,859
2/29/2024	$35,780	$38,713	$29,347
3/31/2024	$36,719	$39,394	$30,291
4/30/2024	$35,036	$37,723	$29,054
5/31/2024	$37,237	$39,981	$30,494
6/30/2024	$39,264	$42,677	$31,589
7/31/2024	$38,642	$41,951	$31,973
8/31/2024	$39,155	$42,825	$32,749
9/30/2024	$39,770	$44,038	$33,448
10/31/2024	$39,516	$43,893	$33,145
11/30/2024	$41,993	$46,740	$35,090
12/31/2024	$41,642	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	32.08%	15.05%	15.33%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,744,256,652
  # of Portfolio Holdings70
  Total Advisory Fees Paid$9,072,851
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
40.2%
Communications
21.1%
Consumer, Non-Cyclical
10.7%

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	3.1%
Consumer, Cyclical	6.6%
Industrial	8.2%
Financial	10.2%
Consumer, Non-Cyclical	10.7%
Communications	21.1%
Technology	40.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.86%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s underweight (relative to the benchmark index) in Intel was a key contributor to performance as the company’s stock performance was impacted by a series of financial challenges and strategic shifts.

+ An overweight in technology company Nvidia contributed to performance as the stock performance has been robust, driven by record revenues and significant year-on-year and quarter-on-quarter growth.

Top detractors from performance:

- An overweight in NXP Semiconductors detracted from performance as the company experienced a mixed stock performance, with notable fluctuations due to varying financial results.

- An underweight in Walmart detracted from performance due to a positive stock performance marked by consistent financial growth and strategic advancements.

- An underweight in Broadcom detracted from performance  as the company’s stock performance was marked by strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Hedged Equity (Class I)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,056	$10,070
6/30/2021	$10,154	$10,305
7/31/2021	$10,257	$10,550
8/31/2021	$10,373	$10,870
9/30/2021	$10,128	$10,365
10/31/2021	$10,411	$11,091
11/30/2021	$10,369	$11,014
12/31/2021	$10,537	$11,508
1/31/2022	$10,355	$10,912
2/28/2022	$10,151	$10,586
3/31/2022	$10,096	$10,979
4/30/2022	$9,562	$10,021
5/31/2022	$9,629	$10,040
6/30/2022	$9,552	$9,211
7/31/2022	$9,989	$10,060
8/31/2022	$9,824	$9,650
9/30/2022	$9,095	$8,761
10/31/2022	$9,349	$9,471
11/30/2022	$9,911	$10,000
12/31/2022	$9,700	$9,424
1/31/2023	$10,092	$10,016
2/28/2023	$9,998	$9,771
3/31/2023	$10,350	$10,130
4/30/2023	$10,506	$10,288
5/31/2023	$10,582	$10,333
6/30/2023	$10,956	$11,016
7/31/2023	$11,193	$11,370
8/31/2023	$11,143	$11,189
9/30/2023	$10,636	$10,655
10/31/2023	$10,518	$10,431
11/30/2023	$11,108	$11,384
12/31/2023	$11,221	$11,901
1/31/2024	$11,372	$12,101
2/29/2024	$11,749	$12,747
3/31/2024	$11,863	$13,157
4/30/2024	$11,562	$12,620
5/31/2024	$11,989	$13,246
6/30/2024	$12,416	$13,721
7/31/2024	$12,488	$13,888
8/31/2024	$12,779	$14,225
9/30/2024	$13,048	$14,529
10/31/2024	$13,014	$14,397
11/30/2024	$13,468	$15,242
12/31/2024	$13,227	$14,879

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class I	17.87%	7.91%
S&P 500® Index	25.02%	11.42%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$427,622,266
  # of Portfolio Holdings164
  Total Advisory Fees Paid$2,137,528
  Portfolio Turnover Rate34%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
31.6%
Financial
14.7%
Communications
14.6%
Consumer, Non-Cyclical
14.1%
Consumer, Cyclical
8.6%
Industrial
7.4%
Energy
3.1%
Others (each less than 3.0%)
4.0%
Derivatives
(0.1%)
Other Assets & Liabilities, Net
2.0%
0
20
40

Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.0%
Energy	3.1%
Industrial	7.4%
Consumer, Cyclical	8.6%
Consumer, Non-Cyclical	14.1%
Communications	14.6%
Financial	14.7%
Technology	31.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.66%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s underweight (relative to the benchmark index) in Intel was a key contributor to performance as the company’s stock performance was impacted by a series of financial challenges and strategic shifts.

+ An overweight in technology company Nvidia contributed to performance as the stock performance has been robust, driven by record revenues and significant year-on-year and quarter-on-quarter growth.

Top detractors from performance:

- An overweight in NXP Semiconductors detracted from performance as the company experienced a mixed stock performance, with notable fluctuations due to varying financial results.

- An underweight in Walmart detracted from performance due to a positive stock performance marked by consistent financial growth and strategic advancements.

- An underweight in Broadcom detracted from performance  as the company’s stock performance was marked by strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Hedged Equity (Class P)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,058	$10,070
6/30/2021	$10,158	$10,305
7/31/2021	$10,262	$10,550
8/31/2021	$10,380	$10,870
9/30/2021	$10,136	$10,365
10/31/2021	$10,422	$11,091
11/30/2021	$10,381	$11,014
12/31/2021	$10,551	$11,508
1/31/2022	$10,371	$10,912
2/28/2022	$10,168	$10,586
3/31/2022	$10,114	$10,979
4/30/2022	$9,581	$10,021
5/31/2022	$9,650	$10,040
6/30/2022	$9,575	$9,211
7/31/2022	$10,014	$10,060
8/31/2022	$9,851	$9,650
9/30/2022	$9,121	$8,761
10/31/2022	$9,377	$9,471
11/30/2022	$9,943	$10,000
12/31/2022	$9,732	$9,424
1/31/2023	$10,127	$10,016
2/28/2023	$10,035	$9,771
3/31/2023	$10,390	$10,130
4/30/2023	$10,548	$10,288
5/31/2023	$10,626	$10,333
6/30/2023	$11,004	$11,016
7/31/2023	$11,244	$11,370
8/31/2023	$11,196	$11,189
9/30/2023	$10,687	$10,655
10/31/2023	$10,571	$10,431
11/30/2023	$11,166	$11,384
12/31/2023	$11,281	$11,901
1/31/2024	$11,435	$12,101
2/29/2024	$11,816	$12,747
3/31/2024	$11,933	$13,157
4/30/2024	$11,632	$12,620
5/31/2024	$12,064	$13,246
6/30/2024	$12,495	$13,721
7/31/2024	$12,569	$13,888
8/31/2024	$12,865	$14,225
9/30/2024	$13,138	$14,529
10/31/2024	$13,105	$14,397
11/30/2024	$13,565	$15,242
12/31/2024	$13,324	$14,879

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class P	18.11%	8.13%
S&P 500® Index	25.02%	11.42%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$427,622,266
  # of Portfolio Holdings164
  Total Advisory Fees Paid$2,137,528
  Portfolio Turnover Rate34%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Derivatives	(0.1%)
Others (each less than 3.0%)	4.0%
Energy	3.1%
Industrial	7.4%
Consumer, Cyclical	8.6%
Consumer, Non-Cyclical	14.1%
Communications	14.6%
Financial	14.7%
Technology	31.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.68%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) in technology company Nvidia was a key contributor to the Fund’s performance as the company’s stock performance was driven by record revenues and significant year-on-year and quarter-on-quarter growth.

+ An overweight in financial company Wells Fargo contributed to performance as the company was positively influenced by investor optimism around deregulation, along with an increase in net income and earnings per share.

+ An overweight in Howmet Aerospace contributed to performance  as the stock performance for the aerospace company was driven by stronger-than-expected quarterly earnings and multiple counts of raised guidance throughout the year.

Top detractors from performance:

- An underweight in technology company Broadcom detracted from performance as its stock price increased as a result of strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

- An overweight in Regeneron Pharmaceuticals detracted from performance as the pharmaceuticals company experienced volatile stock performance and overall decline due to competitive pressures and legal challenges.

- An overweight in Dutch semiconductor company NXP Semiconductors detracted from performance due to varying financial results, weaknesses in key markets and broader market challenges.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Core (Class I)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,667	$9,700
2/28/2015	$10,302	$10,257
3/31/2015	$10,166	$10,095
4/30/2015	$10,227	$10,192
5/31/2015	$10,383	$10,323
6/30/2015	$10,239	$10,123
7/31/2015	$10,556	$10,335
8/31/2015	$9,964	$9,712
9/30/2015	$9,671	$9,471
10/31/2015	$10,456	$10,270
11/30/2015	$10,505	$10,301
12/31/2015	$10,335	$10,138
1/31/2016	$9,824	$9,635
2/29/2016	$9,816	$9,622
3/31/2016	$10,444	$10,275
4/30/2016	$10,525	$10,315
5/31/2016	$10,718	$10,500
6/30/2016	$10,821	$10,527
7/31/2016	$11,145	$10,915
8/31/2016	$11,112	$10,931
9/30/2016	$11,081	$10,933
10/31/2016	$10,899	$10,733
11/30/2016	$11,303	$11,131
12/31/2016	$11,558	$11,351
1/31/2017	$11,751	$11,566
2/28/2017	$12,214	$12,025
3/31/2017	$12,243	$12,039
4/30/2017	$12,393	$12,163
5/31/2017	$12,610	$12,334
6/30/2017	$12,670	$12,411
7/31/2017	$12,900	$12,666
8/31/2017	$12,972	$12,705
9/30/2017	$13,254	$12,967
10/31/2017	$13,142	$13,270
11/30/2017	$13,421	$13,677
12/31/2017	$13,532	$13,829
1/31/2018	$14,130	$14,621
2/28/2018	$13,497	$14,082
3/31/2018	$13,104	$13,724
4/30/2018	$13,076	$13,777
5/31/2018	$13,403	$14,108
6/30/2018	$13,529	$14,195
7/31/2018	$13,956	$14,724
8/31/2018	$14,424	$15,203
9/30/2018	$14,469	$15,290
10/31/2018	$13,528	$14,245
11/30/2018	$13,833	$14,535
12/31/2018	$12,484	$13,223
1/31/2019	$13,571	$14,282
2/28/2019	$14,042	$14,741
3/31/2019	$14,300	$15,027
4/30/2019	$15,055	$15,636
5/31/2019	$14,179	$14,642
6/30/2019	$15,142	$15,674
7/31/2019	$15,383	$15,899
8/31/2019	$15,182	$15,648
9/30/2019	$15,275	$15,940
10/31/2019	$15,532	$16,286
11/30/2019	$15,999	$16,877
12/31/2019	$16,496	$17,386
1/31/2020	$16,493	$17,379
2/29/2020	$15,197	$15,949
3/31/2020	$13,123	$13,979
4/30/2020	$14,858	$15,771
5/31/2020	$15,350	$16,522
6/30/2020	$15,561	$16,850
7/31/2020	$16,617	$17,801
8/31/2020	$17,685	$19,080
9/30/2020	$17,038	$18,355
10/31/2020	$16,615	$17,867
11/30/2020	$18,227	$19,823
12/31/2020	$18,794	$20,585
1/31/2021	$18,760	$20,377
2/28/2021	$19,236	$20,939
3/31/2021	$20,291	$21,856
4/30/2021	$21,393	$23,022
5/31/2021	$21,512	$23,183
6/30/2021	$21,842	$23,724
7/31/2021	$22,246	$24,288
8/31/2021	$22,790	$25,026
9/30/2021	$21,837	$23,863
10/31/2021	$23,343	$25,534
11/30/2021	$23,093	$25,357
12/31/2021	$24,012	$26,494
1/31/2022	$22,582	$25,123
2/28/2022	$22,169	$24,371
3/31/2022	$22,550	$25,276
4/30/2022	$20,464	$23,071
5/31/2022	$20,365	$23,114
6/30/2022	$18,774	$21,206
7/31/2022	$20,474	$23,161
8/31/2022	$19,673	$22,217
9/30/2022	$17,946	$20,170
10/31/2022	$19,124	$21,804
11/30/2022	$20,328	$23,022
12/31/2022	$19,062	$21,696
1/31/2023	$20,258	$23,059
2/28/2023	$19,881	$22,496
3/31/2023	$20,503	$23,322
4/30/2023	$20,748	$23,686
5/31/2023	$21,005	$23,789
6/30/2023	$22,250	$25,361
7/31/2023	$23,022	$26,176
8/31/2023	$22,694	$25,759
9/30/2023	$21,603	$24,531
10/31/2023	$21,229	$24,015
11/30/2023	$23,077	$26,208
12/31/2023	$24,220	$27,399
1/31/2024	$24,556	$27,859
2/29/2024	$26,022	$29,347
3/31/2024	$26,926	$30,291
4/30/2024	$25,808	$29,054
5/31/2024	$27,138	$30,494
6/30/2024	$28,080	$31,589
7/31/2024	$28,515	$31,973
8/31/2024	$29,050	$32,749
9/30/2024	$29,695	$33,448
10/31/2024	$29,546	$33,145
11/30/2024	$31,204	$35,090
12/31/2024	$30,024	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	23.96%	12.72%	11.62%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,613,657,005
  # of Portfolio Holdings51
  Total Advisory Fees Paid$11,037,205
  Portfolio Turnover Rate63%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
34.5%
Financial
15.0%
Industrial
11.7%
Consumer, Non-Cyclical
11.3%
Communications
11.2%
Consumer, Cyclical
7.6%
Energy
4.8%
Utilities
3.6%
Other Assets & Liabilities, Net
0.3%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.3%
Utilities	3.6%
Energy	4.8%
Consumer, Cyclical	7.6%
Communications	11.2%
Consumer, Non-Cyclical	11.3%
Industrial	11.7%
Financial	15.0%
Technology	34.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	0.48%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight allocation (relative to the benchmark index) in technology company Nvidia was a key contributor to the Fund’s performance as the company’s stock performance was driven by record revenues and significant year-on-year and quarter-on-quarter growth.

+ An overweight in financial company Wells Fargo contributed to performance as the company was positively influenced by investor optimism around deregulation, along with an increase in net income and earnings per share.

+ An overweight in Howmet Aerospace contributed to performance  as the stock performance for the aerospace company was driven by stronger-than-expected quarterly earnings and multiple counts of raised guidance throughout the year.

Top detractors from performance:

- An underweight in technology company Broadcom detracted from performance as its stock price increased as a result of strong growth driven by sizable demand for AI-related products and the successful integration of VMware.

- An overweight in Regeneron Pharmaceuticals detracted from performance as the pharmaceuticals company experienced volatile stock performance and overall decline due to competitive pressures and legal challenges.

- An overweight in Dutch semiconductor company NXP Semiconductors detracted from performance due to varying financial results, weaknesses in key markets and broader market challenges.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Core (Class P)	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,669	$9,700
2/28/2015	$10,305	$10,257
3/31/2015	$10,171	$10,095
4/30/2015	$10,234	$10,192
5/31/2015	$10,391	$10,323
6/30/2015	$10,249	$10,123
7/31/2015	$10,568	$10,335
8/31/2015	$9,977	$9,712
9/30/2015	$9,686	$9,471
10/31/2015	$10,474	$10,270
11/30/2015	$10,524	$10,301
12/31/2015	$10,356	$10,138
1/31/2016	$9,845	$9,635
2/29/2016	$9,839	$9,622
3/31/2016	$10,470	$10,275
4/30/2016	$10,553	$10,315
5/31/2016	$10,748	$10,500
6/30/2016	$10,854	$10,527
7/31/2016	$11,180	$10,915
8/31/2016	$11,149	$10,931
9/30/2016	$11,120	$10,933
10/31/2016	$10,939	$10,733
11/30/2016	$11,346	$11,131
12/31/2016	$11,604	$11,351
1/31/2017	$11,800	$11,566
2/28/2017	$12,267	$12,025
3/31/2017	$12,298	$12,039
4/30/2017	$12,450	$12,163
5/31/2017	$12,670	$12,334
6/30/2017	$12,733	$12,411
7/31/2017	$12,966	$12,666
8/31/2017	$13,041	$12,705
9/30/2017	$13,327	$12,967
10/31/2017	$13,216	$13,270
11/30/2017	$13,499	$13,677
12/31/2017	$13,613	$13,829
1/31/2018	$14,217	$14,621
2/28/2018	$13,582	$14,082
3/31/2018	$13,189	$13,724
4/30/2018	$13,163	$13,777
5/31/2018	$13,494	$14,108
6/30/2018	$13,624	$14,195
7/31/2018	$14,055	$14,724
8/31/2018	$14,529	$15,203
9/30/2018	$14,577	$15,290
10/31/2018	$13,632	$14,245
11/30/2018	$13,941	$14,535
12/31/2018	$12,584	$13,223
1/31/2019	$13,682	$14,282
2/28/2019	$14,158	$14,741
3/31/2019	$14,421	$15,027
4/30/2019	$15,185	$15,636
5/31/2019	$14,304	$14,642
6/30/2019	$15,278	$15,674
7/31/2019	$15,524	$15,899
8/31/2019	$15,323	$15,648
9/30/2019	$15,420	$15,940
10/31/2019	$15,682	$16,286
11/30/2019	$16,156	$16,877
12/31/2019	$16,660	$17,386
1/31/2020	$16,661	$17,379
2/29/2020	$15,353	$15,949
3/31/2020	$13,261	$13,979
4/30/2020	$15,016	$15,771
5/31/2020	$15,516	$16,522
6/30/2020	$15,732	$16,850
7/31/2020	$16,802	$17,801
8/31/2020	$17,885	$19,080
9/30/2020	$17,234	$18,355
10/31/2020	$16,809	$17,867
11/30/2020	$18,442	$19,823
12/31/2020	$19,020	$20,585
1/31/2021	$18,988	$20,377
2/28/2021	$19,473	$20,939
3/31/2021	$20,544	$21,856
4/30/2021	$21,664	$23,022
5/31/2021	$21,788	$23,183
6/30/2021	$22,126	$23,724
7/31/2021	$22,539	$24,288
8/31/2021	$23,094	$25,026
9/30/2021	$22,133	$23,863
10/31/2021	$23,663	$25,534
11/30/2021	$23,413	$25,357
12/31/2021	$24,349	$26,494
1/31/2022	$22,902	$25,123
2/28/2022	$22,488	$24,371
3/31/2022	$22,878	$25,276
4/30/2022	$20,765	$23,071
5/31/2022	$20,667	$23,114
6/30/2022	$19,056	$21,206
7/31/2022	$20,785	$23,161
8/31/2022	$19,975	$22,217
9/30/2022	$18,225	$20,170
10/31/2022	$19,424	$21,804
11/30/2022	$20,651	$23,022
12/31/2022	$19,368	$21,696
1/31/2023	$20,587	$23,059
2/28/2023	$20,207	$22,496
3/31/2023	$20,842	$23,322
4/30/2023	$21,095	$23,686
5/31/2023	$21,360	$23,789
6/30/2023	$22,630	$25,361
7/31/2023	$23,419	$26,176
8/31/2023	$23,089	$25,759
9/30/2023	$21,982	$24,531
10/31/2023	$21,606	$24,015
11/30/2023	$23,490	$26,208
12/31/2023	$24,658	$27,399
1/31/2024	$25,005	$27,859
2/29/2024	$26,502	$29,347
3/31/2024	$27,427	$30,291
4/30/2024	$26,292	$29,054
5/31/2024	$27,652	$30,494
6/30/2024	$28,616	$31,589
7/31/2024	$29,065	$31,973
8/31/2024	$29,615	$32,749
9/30/2024	$30,278	$33,448
10/31/2024	$30,130	$33,145
11/30/2024	$31,827	$35,090
12/31/2024	$30,628	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	24.21%	12.95%	11.84%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,613,657,005
  # of Portfolio Holdings51
  Total Advisory Fees Paid$11,037,205
  Portfolio Turnover Rate63%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Utilities	3.6%
Energy	4.8%
Consumer, Cyclical	7.6%
Communications	11.2%
Consumer, Non-Cyclical	11.3%
Industrial	11.7%
Financial	15.0%
Technology	34.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.86%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the information technology sector was a key contributor to performance for the year, with Nvidia leading the way as the chipmaker consistently reported strong financial results.

+ Taiwan Semiconductor Manufacturing Company, which is not in the benchmark index, the Russell 1000 Growth Index, helped performance as the chipmaker’s stock gained substantially driven by its strong position in the AI supply chain.

+ Apple Inc. helped performance as the shares of the personal electronics company rose with new products in various product categories.

Top detractors from performance:

- Not having a position in benchmark holding Broadcom was a key detractor as the stock for this chipmaker rose along with AI enthusiasm. Strong sales growth was also driven by Broadcom’s diverse semiconductor business.

- An overweight position in database company MongoDB hurt performance as the stock price fell due to the shrinking gap in capabilities between the Cloud companies and MongoDB.

- A lack of exposure to Tesla also hurt relative performance as the electric vehicle maker shares rose based on expectation that Tesla’s CEO Elon Musk will hold an influential position in the incoming U.S. administration.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,800	$9,847	$9,700
2/28/2015	$10,461	$10,503	$10,257
3/31/2015	$10,349	$10,384	$10,095
4/30/2015	$10,476	$10,436	$10,192
5/31/2015	$10,681	$10,583	$10,323
6/30/2015	$10,589	$10,396	$10,123
7/31/2015	$11,040	$10,749	$10,335
8/31/2015	$10,283	$10,096	$9,712
9/30/2015	$9,819	$9,846	$9,471
10/31/2015	$10,654	$10,694	$10,270
11/30/2015	$10,784	$10,724	$10,301
12/31/2015	$10,609	$10,567	$10,138
1/31/2016	$9,769	$9,977	$9,635
2/29/2016	$9,529	$9,973	$9,622
3/31/2016	$10,070	$10,645	$10,275
4/30/2016	$9,988	$10,548	$10,315
5/31/2016	$10,358	$10,753	$10,500
6/30/2016	$10,162	$10,711	$10,527
7/31/2016	$10,733	$11,216	$10,915
8/31/2016	$10,790	$11,160	$10,931
9/30/2016	$10,969	$11,201	$10,933
10/31/2016	$10,712	$10,938	$10,733
11/30/2016	$10,588	$11,176	$11,131
12/31/2016	$10,663	$11,314	$11,351
1/31/2017	$11,135	$11,696	$11,566
2/28/2017	$11,605	$12,182	$12,025
3/31/2017	$11,745	$12,322	$12,039
4/30/2017	$12,107	$12,604	$12,163
5/31/2017	$12,447	$12,932	$12,334
6/30/2017	$12,528	$12,898	$12,411
7/31/2017	$13,084	$13,241	$12,666
8/31/2017	$13,234	$13,483	$12,705
9/30/2017	$13,248	$13,659	$12,967
10/31/2017	$13,897	$14,188	$13,270
11/30/2017	$14,176	$14,619	$13,677
12/31/2017	$14,255	$14,733	$13,829
1/31/2018	$15,750	$15,776	$14,621
2/28/2018	$15,422	$15,363	$14,082
3/31/2018	$15,061	$14,941	$13,724
4/30/2018	$15,346	$14,994	$13,777
5/31/2018	$15,977	$15,651	$14,108
6/30/2018	$16,303	$15,801	$14,195
7/31/2018	$16,497	$16,265	$14,724
8/31/2018	$17,179	$17,155	$15,203
9/30/2018	$17,255	$17,251	$15,290
10/31/2018	$15,439	$15,708	$14,245
11/30/2018	$15,876	$15,875	$14,535
12/31/2018	$14,524	$14,510	$13,223
1/31/2019	$15,959	$15,814	$14,282
2/28/2019	$16,503	$16,380	$14,741
3/31/2019	$16,989	$16,846	$15,027
4/30/2019	$17,743	$17,607	$15,636
5/31/2019	$16,879	$16,495	$14,642
6/30/2019	$17,985	$17,628	$15,674
7/31/2019	$18,073	$18,026	$15,899
8/31/2019	$17,938	$17,888	$15,648
9/30/2019	$17,544	$17,890	$15,940
10/31/2019	$17,855	$18,394	$16,286
11/30/2019	$18,784	$19,210	$16,877
12/31/2019	$19,222	$19,790	$17,386
1/31/2020	$19,897	$20,232	$17,379
2/29/2020	$18,849	$18,854	$15,949
3/31/2020	$16,944	$17,000	$13,979
4/30/2020	$19,472	$19,515	$15,771
5/31/2020	$20,997	$20,825	$16,522
6/30/2020	$21,842	$21,732	$16,850
7/31/2020	$23,156	$23,404	$17,801
8/31/2020	$25,179	$25,819	$19,080
9/30/2020	$24,203	$24,604	$18,355
10/31/2020	$23,442	$23,769	$17,867
11/30/2020	$25,542	$26,203	$19,823
12/31/2020	$26,593	$27,408	$20,585
1/31/2021	$26,034	$27,205	$20,377
2/28/2021	$26,565	$27,199	$20,939
3/31/2021	$26,595	$27,666	$21,856
4/30/2021	$28,603	$29,548	$23,022
5/31/2021	$28,215	$29,140	$23,183
6/30/2021	$30,000	$30,968	$23,724
7/31/2021	$31,023	$31,988	$24,288
8/31/2021	$32,032	$33,184	$25,026
9/30/2021	$30,125	$31,326	$23,863
10/31/2021	$32,090	$34,039	$25,534
11/30/2021	$31,636	$34,247	$25,357
12/31/2021	$31,983	$34,971	$26,494
1/31/2022	$28,367	$31,970	$25,123
2/28/2022	$26,934	$30,612	$24,371
3/31/2022	$27,583	$31,809	$25,276
4/30/2022	$23,761	$27,968	$23,071
5/31/2022	$23,234	$27,318	$23,114
6/30/2022	$21,182	$25,154	$21,206
7/31/2022	$23,837	$28,173	$23,161
8/31/2022	$22,074	$26,861	$22,217
9/30/2022	$19,645	$24,249	$20,170
10/31/2022	$20,438	$25,667	$21,804
11/30/2022	$21,627	$26,836	$23,022
12/31/2022	$19,862	$24,782	$21,696
1/31/2023	$22,052	$26,847	$23,059
2/28/2023	$21,543	$26,528	$22,496
3/31/2023	$23,230	$28,342	$23,322
4/30/2023	$23,300	$28,621	$23,686
5/31/2023	$24,385	$29,926	$23,789
6/30/2023	$26,045	$31,972	$25,361
7/31/2023	$26,989	$33,050	$26,176
8/31/2023	$26,829	$32,753	$25,759
9/30/2023	$25,350	$30,972	$24,531
10/31/2023	$24,819	$30,531	$24,015
11/30/2023	$27,502	$33,859	$26,208
12/31/2023	$28,823	$35,358	$27,399
1/31/2024	$30,001	$36,240	$27,859
2/29/2024	$32,664	$38,713	$29,347
3/31/2024	$33,450	$39,394	$30,291
4/30/2024	$31,975	$37,723	$29,054
5/31/2024	$33,771	$39,981	$30,494
6/30/2024	$35,609	$42,677	$31,589
7/31/2024	$34,959	$41,951	$31,973
8/31/2024	$36,029	$42,825	$32,749
9/30/2024	$36,798	$44,038	$33,448
10/31/2024	$36,425	$43,893	$33,145
11/30/2024	$38,086	$46,740	$35,090
12/31/2024	$37,461	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	29.97%	14.28%	14.12%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,752,519,254
  # of Portfolio Holdings118
  Total Advisory Fees Paid$10,541,946
  Portfolio Turnover Rate68%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
39.9%
Consumer, Non-Cyclical
21.0%
Communications
18.9%
Financial
7.0%
Industrial
5.8%
Consumer, Cyclical
3.8%
Others (each less than 3.0%)
2.7%
Other Assets & Liabilities, Net
0.9%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.8%
Industrial	5.8%
Financial	7.0%
Communications	18.9%
Consumer, Non-Cyclical	21.0%
Technology	39.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.66%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the information technology sector was a key contributor to performance for the year, with Nvidia leading the way as the chipmaker consistently reported strong financial results.

+ Taiwan Semiconductor Manufacturing Company, which is not in the benchmark index, the Russell 1000 Growth Index, helped performance as the chipmaker’s stock gained substantially driven by its strong position in the AI supply chain.

+ Apple Inc. helped performance as the shares of the personal electronics company rose with new products in various product categories.

Top detractors from performance:

- Not having a position in benchmark holding Broadcom was a key detractor as the stock for this chipmaker rose along with AI enthusiasm. Strong sales growth was also driven by Broadcom’s diverse semiconductor business.

- An overweight position in database company MongoDB hurt performance as the stock price fell due to the shrinking gap in capabilities between the Cloud companies and MongoDB.

- A lack of exposure to Tesla also hurt relative performance as the electric vehicle maker shares rose based on expectation that Tesla’s CEO Elon Musk will hold an influential position in the incoming U.S. administration.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,847	$9,700
2/28/2015	$10,465	$10,503	$10,257
3/31/2015	$10,354	$10,384	$10,095
4/30/2015	$10,483	$10,436	$10,192
5/31/2015	$10,690	$10,583	$10,323
6/30/2015	$10,600	$10,396	$10,123
7/31/2015	$11,053	$10,749	$10,335
8/31/2015	$10,296	$10,096	$9,712
9/30/2015	$9,834	$9,846	$9,471
10/31/2015	$10,672	$10,694	$10,270
11/30/2015	$10,803	$10,724	$10,301
12/31/2015	$10,630	$10,567	$10,138
1/31/2016	$9,790	$9,977	$9,635
2/29/2016	$9,551	$9,973	$9,622
3/31/2016	$10,095	$10,645	$10,275
4/30/2016	$10,014	$10,548	$10,315
5/31/2016	$10,388	$10,753	$10,500
6/30/2016	$10,193	$10,711	$10,527
7/31/2016	$10,767	$11,216	$10,915
8/31/2016	$10,826	$11,160	$10,931
9/30/2016	$11,008	$11,201	$10,933
10/31/2016	$10,751	$10,938	$10,733
11/30/2016	$10,628	$11,176	$11,131
12/31/2016	$10,705	$11,314	$11,351
1/31/2017	$11,181	$11,696	$11,566
2/28/2017	$11,655	$12,182	$12,025
3/31/2017	$11,798	$12,322	$12,039
4/30/2017	$12,164	$12,604	$12,163
5/31/2017	$12,507	$12,932	$12,334
6/30/2017	$12,590	$12,898	$12,411
7/31/2017	$13,152	$13,241	$12,666
8/31/2017	$13,305	$13,483	$12,705
9/30/2017	$13,321	$13,659	$12,967
10/31/2017	$13,976	$14,188	$13,270
11/30/2017	$14,259	$14,619	$13,677
12/31/2017	$14,340	$14,733	$13,829
1/31/2018	$15,847	$15,776	$14,621
2/28/2018	$15,520	$15,363	$14,082
3/31/2018	$15,159	$14,941	$13,724
4/30/2018	$15,448	$14,994	$13,777
5/31/2018	$16,086	$15,651	$14,108
6/30/2018	$16,417	$15,801	$14,195
7/31/2018	$16,615	$16,265	$14,724
8/31/2018	$17,305	$17,155	$15,203
9/30/2018	$17,384	$17,251	$15,290
10/31/2018	$15,557	$15,708	$14,245
11/30/2018	$16,001	$15,875	$14,535
12/31/2018	$14,640	$14,510	$13,223
1/31/2019	$16,090	$15,814	$14,282
2/28/2019	$16,640	$16,380	$14,741
3/31/2019	$17,133	$16,846	$15,027
4/30/2019	$17,896	$17,607	$15,636
5/31/2019	$17,028	$16,495	$14,642
6/30/2019	$18,147	$17,628	$15,674
7/31/2019	$18,239	$18,026	$15,899
8/31/2019	$18,105	$17,888	$15,648
9/30/2019	$17,711	$17,890	$15,940
10/31/2019	$18,028	$18,394	$16,286
11/30/2019	$18,969	$19,210	$16,877
12/31/2019	$19,414	$19,790	$17,386
1/31/2020	$20,100	$20,232	$17,379
2/29/2020	$19,044	$18,854	$15,949
3/31/2020	$17,122	$17,000	$13,979
4/30/2020	$19,680	$19,515	$15,771
5/31/2020	$21,225	$20,825	$16,522
6/30/2020	$22,083	$21,732	$16,850
7/31/2020	$23,415	$23,404	$17,801
8/31/2020	$25,465	$25,819	$19,080
9/30/2020	$24,482	$24,604	$18,355
10/31/2020	$23,716	$23,769	$17,867
11/30/2020	$25,845	$26,203	$19,823
12/31/2020	$26,913	$27,408	$20,585
1/31/2021	$26,352	$27,205	$20,377
2/28/2021	$26,893	$27,199	$20,939
3/31/2021	$26,928	$27,666	$21,856
4/30/2021	$28,966	$29,548	$23,022
5/31/2021	$28,578	$29,140	$23,183
6/30/2021	$30,391	$30,968	$23,724
7/31/2021	$31,432	$31,988	$24,288
8/31/2021	$32,461	$33,184	$25,026
9/30/2021	$30,533	$31,326	$23,863
10/31/2021	$32,531	$34,039	$25,534
11/30/2021	$32,076	$34,247	$25,357
12/31/2021	$32,433	$34,971	$26,494
1/31/2022	$28,771	$31,970	$25,123
2/28/2022	$27,322	$30,612	$24,371
3/31/2022	$27,985	$31,809	$25,276
4/30/2022	$24,111	$27,968	$23,071
5/31/2022	$23,580	$27,318	$23,114
6/30/2022	$21,502	$25,154	$21,206
7/31/2022	$24,201	$28,173	$23,161
8/31/2022	$22,414	$26,861	$22,217
9/30/2022	$19,951	$24,249	$20,170
10/31/2022	$20,760	$25,667	$21,804
11/30/2022	$21,972	$26,836	$23,022
12/31/2022	$20,182	$24,782	$21,696
1/31/2023	$22,411	$26,847	$23,059
2/28/2023	$21,897	$26,528	$22,496
3/31/2023	$23,616	$28,342	$23,322
4/30/2023	$23,690	$28,621	$23,686
5/31/2023	$24,798	$29,926	$23,789
6/30/2023	$26,491	$31,972	$25,361
7/31/2023	$27,455	$33,050	$26,176
8/31/2023	$27,297	$32,753	$25,759
9/30/2023	$25,797	$30,972	$24,531
10/31/2023	$25,260	$30,531	$24,015
11/30/2023	$27,996	$33,859	$26,208
12/31/2023	$29,345	$35,358	$27,399
1/31/2024	$30,550	$36,240	$27,859
2/29/2024	$33,267	$38,713	$29,347
3/31/2024	$34,074	$39,394	$30,291
4/30/2024	$32,577	$37,723	$29,054
5/31/2024	$34,412	$39,981	$30,494
6/30/2024	$36,290	$42,677	$31,589
7/31/2024	$35,634	$41,951	$31,973
8/31/2024	$36,731	$42,825	$32,749
9/30/2024	$37,521	$44,038	$33,448
10/31/2024	$37,147	$43,893	$33,145
11/30/2024	$38,848	$46,740	$35,090
12/31/2024	$38,216	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	30.23%	14.51%	14.35%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,752,519,254
  # of Portfolio Holdings118
  Total Advisory Fees Paid$10,541,946
  Portfolio Turnover Rate68%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	2.7%
Consumer, Cyclical	3.8%
Industrial	5.8%
Financial	7.0%
Communications	18.9%
Consumer, Non-Cyclical	21.0%
Technology	39.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$805,509,846
  # of Portfolio Holdings273
  Total Advisory Fees Paid$244,688
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
46.2%
Short-Term Investments
31.5%
U.S. Treasury Obligations
10.2%
Asset-Backed Securities
3.2%
Others (each less than 3.0%)
1.8%
Derivatives
(3.3%)
Other Assets and Liabilities, Net
10.4%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	10.4%
Derivatives	(3.3%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	3.2%
U.S. Treasury Obligations	10.2%
Short-Term Investments	31.5%
Corporate Bonds & Notes	46.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$805,509,846
  # of Portfolio Holdings273
  Total Advisory Fees Paid$244,688
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	10.4%
Derivatives	(3.3%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	3.2%
U.S. Treasury Obligations	10.2%
Short-Term Investments	31.5%
Corporate Bonds & Notes	46.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the poorly performing materials sector stood out as the Fund avoided highly commoditized businesses that led the decline.

+ An overweight (relative to the benchmark index, the Russell 1000 Value Index) in financials, with a focus on payments and consumer finance companies like Visa, Capital One and American Express, contributed to performance. These firms gained from economic resilience, robust consumer spending, yield curve normalization and the anticipated reduction in regulatory pressures from the incoming administration.

+ Underweights to the real estate and consumer discretionary sectors were also beneficial.

Top detractors from performance:

- Stock selection in the information technology (IT) sector was a key relative detractor, led by Intel ’s stock price declining due to continued softness in the company’s core PC and server markets as well as concerns on the company’s longer-term competitive position.

- Also in the IT sector, Microchip Technology hurt performance as the stock price fell due to a significant cyclical downturn as customers depleted inventories the company had stockpiled during the COVID-era chip shortages.

- The health care company CVS Health detracted from performance as the company was weighed down by mispricing at its Aetna business and by slowly declining retail profits.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,548	$9,600	$9,700
2/28/2015	$10,140	$10,065	$10,257
3/31/2015	$9,958	$9,928	$10,095
4/30/2015	$10,085	$10,021	$10,192
5/31/2015	$10,220	$10,141	$10,323
6/30/2015	$10,036	$9,939	$10,123
7/31/2015	$10,163	$9,982	$10,335
8/31/2015	$9,591	$9,388	$9,712
9/30/2015	$9,274	$9,104	$9,471
10/31/2015	$9,926	$9,791	$10,270
11/30/2015	$9,927	$9,829	$10,301
12/31/2015	$9,701	$9,617	$10,138
1/31/2016	$9,191	$9,120	$9,635
2/29/2016	$9,202	$9,118	$9,622
3/31/2016	$9,826	$9,775	$10,275
4/30/2016	$10,087	$9,980	$10,315
5/31/2016	$10,031	$10,135	$10,500
6/30/2016	$9,991	$10,223	$10,527
7/31/2016	$10,226	$10,520	$10,915
8/31/2016	$10,249	$10,601	$10,931
9/30/2016	$10,209	$10,579	$10,933
10/31/2016	$10,137	$10,415	$10,733
11/30/2016	$10,762	$11,010	$11,131
12/31/2016	$10,950	$11,285	$11,351
1/31/2017	$11,131	$11,365	$11,566
2/28/2017	$11,462	$11,774	$12,025
3/31/2017	$11,391	$11,654	$12,039
4/30/2017	$11,411	$11,632	$12,163
5/31/2017	$11,410	$11,621	$12,334
6/30/2017	$11,664	$11,811	$12,411
7/31/2017	$11,854	$11,967	$12,666
8/31/2017	$11,631	$11,828	$12,705
9/30/2017	$11,926	$12,178	$12,967
10/31/2017	$11,951	$12,267	$13,270
11/30/2017	$12,286	$12,642	$13,677
12/31/2017	$12,477	$12,827	$13,829
1/31/2018	$13,144	$13,323	$14,621
2/28/2018	$12,472	$12,687	$14,082
3/31/2018	$12,079	$12,464	$13,724
4/30/2018	$12,075	$12,505	$13,777
5/31/2018	$12,030	$12,579	$14,108
6/30/2018	$12,230	$12,610	$14,195
7/31/2018	$12,661	$13,109	$14,724
8/31/2018	$12,785	$13,303	$15,203
9/30/2018	$12,832	$13,329	$15,290
10/31/2018	$12,184	$12,639	$14,245
11/30/2018	$12,617	$13,016	$14,535
12/31/2018	$11,310	$11,767	$13,223
1/31/2019	$12,215	$12,682	$14,282
2/28/2019	$12,685	$13,088	$14,741
3/31/2019	$12,709	$13,171	$15,027
4/30/2019	$13,224	$13,638	$15,636
5/31/2019	$12,585	$12,761	$14,642
6/30/2019	$13,385	$13,677	$15,674
7/31/2019	$13,534	$13,791	$15,899
8/31/2019	$13,246	$13,385	$15,648
9/30/2019	$13,511	$13,863	$15,940
10/31/2019	$13,688	$14,056	$16,286
11/30/2019	$14,175	$14,491	$16,877
12/31/2019	$14,530	$14,890	$17,386
1/31/2020	$14,180	$14,569	$17,379
2/29/2020	$12,954	$13,158	$15,949
3/31/2020	$11,044	$10,910	$13,979
4/30/2020	$12,172	$12,136	$15,771
5/31/2020	$12,659	$12,552	$16,522
6/30/2020	$12,714	$12,469	$16,850
7/31/2020	$13,284	$12,962	$17,801
8/31/2020	$13,915	$13,497	$19,080
9/30/2020	$13,546	$13,166	$18,355
10/31/2020	$13,253	$12,993	$17,867
11/30/2020	$15,008	$14,741	$19,823
12/31/2020	$15,383	$15,306	$20,585
1/31/2021	$14,984	$15,166	$20,377
2/28/2021	$15,804	$16,082	$20,939
3/31/2021	$16,850	$17,028	$21,856
4/30/2021	$17,772	$17,709	$23,022
5/31/2021	$18,240	$18,123	$23,183
6/30/2021	$18,134	$17,915	$23,724
7/31/2021	$18,308	$18,059	$24,288
8/31/2021	$18,723	$18,417	$25,026
9/30/2021	$17,988	$17,776	$23,863
10/31/2021	$19,002	$18,678	$25,534
11/30/2021	$18,329	$18,020	$25,357
12/31/2021	$19,400	$19,157	$26,494
1/31/2022	$18,982	$18,711	$25,123
2/28/2022	$18,633	$18,493	$24,371
3/31/2022	$19,073	$19,015	$25,276
4/30/2022	$17,778	$17,943	$23,071
5/31/2022	$18,197	$18,292	$23,114
6/30/2022	$16,590	$16,694	$21,206
7/31/2022	$17,655	$17,801	$23,161
8/31/2022	$17,391	$17,270	$22,217
9/30/2022	$15,824	$15,756	$20,170
10/31/2022	$17,790	$17,371	$21,804
11/30/2022	$18,840	$18,457	$23,022
12/31/2022	$18,114	$17,713	$21,696
1/31/2023	$18,715	$18,631	$23,059
2/28/2023	$18,181	$17,974	$22,496
3/31/2023	$18,159	$17,891	$23,322
4/30/2023	$18,454	$18,161	$23,686
5/31/2023	$17,891	$17,460	$23,789
6/30/2023	$19,132	$18,620	$25,361
7/31/2023	$19,864	$19,275	$26,176
8/31/2023	$19,460	$18,754	$25,759
9/30/2023	$18,839	$18,031	$24,531
10/31/2023	$18,647	$17,395	$24,015
11/30/2023	$20,024	$18,707	$26,208
12/31/2023	$20,815	$19,743	$27,399
1/31/2024	$20,695	$19,764	$27,859
2/29/2024	$21,315	$20,493	$29,347
3/31/2024	$22,248	$21,517	$30,291
4/30/2024	$21,226	$20,598	$29,054
5/31/2024	$21,686	$21,251	$30,494
6/30/2024	$21,565	$21,051	$31,589
7/31/2024	$22,299	$22,127	$31,973
8/31/2024	$22,586	$22,721	$32,749
9/30/2024	$22,745	$23,036	$33,448
10/31/2024	$22,608	$22,783	$33,145
11/30/2024	$24,249	$24,238	$35,090
12/31/2024	$22,474	$22,580	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.97%	9.11%	8.43%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,150,654,436
  # of Portfolio Holdings51
  Total Advisory Fees Paid$8,293,891
  Portfolio Turnover Rate30%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Utilities
Energy
Technology
Communications
Basic Materials
Consumer, Cyclical
Other Assets & Liabilities, Net
25.5%
17.3%
13.9%
8.8%
8.2%
7.9%
7.5%
5.2%
3.8%
1.9%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.9%
Consumer, Cyclical	3.8%
Basic Materials	5.2%
Communications	7.5%
Technology	7.9%
Energy	8.2%
Utilities	8.8%
Industrial	13.9%
Consumer, Non-Cyclical	17.3%
Financial	25.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the poorly performing materials sector stood out as the Fund avoided highly commoditized businesses that led the decline.

+ An overweight (relative to the benchmark index, the Russell 1000 Value Index) in financials, with a focus on payments and consumer finance companies like Visa, Capital One and American Express, contributed to performance. These firms gained from economic resilience, robust consumer spending, yield curve normalization and the anticipated reduction in regulatory pressures from the incoming administration.

+ Underweights to the real estate and consumer discretionary sectors were also beneficial.

Top detractors from performance:

- Stock selection in the information technology (IT) sector was a key relative detractor, led by Intel ’s stock price declining due to continued softness in the company’s core PC and server markets as well as concerns on the company’s longer-term competitive position.

- Also in the IT sector, Microchip Technology hurt performance as the stock price fell due to a significant cyclical downturn as customers depleted inventories the company had stockpiled during the COVID-era chip shortages.

- The health care company CVS Health detracted from performance as the company was weighed down by mispricing at its Aetna business and by slowly declining retail profits.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,550	$9,600	$9,700
2/28/2015	$10,143	$10,065	$10,257
3/31/2015	$9,963	$9,928	$10,095
4/30/2015	$10,091	$10,021	$10,192
5/31/2015	$10,228	$10,141	$10,323
6/30/2015	$10,046	$9,939	$10,123
7/31/2015	$10,175	$9,982	$10,335
8/31/2015	$9,604	$9,388	$9,712
9/30/2015	$9,288	$9,104	$9,471
10/31/2015	$9,943	$9,791	$10,270
11/30/2015	$9,945	$9,829	$10,301
12/31/2015	$9,721	$9,617	$10,138
1/31/2016	$9,211	$9,120	$9,635
2/29/2016	$9,224	$9,118	$9,622
3/31/2016	$9,850	$9,775	$10,275
4/30/2016	$10,114	$9,980	$10,315
5/31/2016	$10,059	$10,135	$10,500
6/30/2016	$10,021	$10,223	$10,527
7/31/2016	$10,259	$10,520	$10,915
8/31/2016	$10,283	$10,601	$10,931
9/30/2016	$10,244	$10,579	$10,933
10/31/2016	$10,174	$10,415	$10,733
11/30/2016	$10,803	$11,010	$11,131
12/31/2016	$10,994	$11,285	$11,351
1/31/2017	$11,178	$11,365	$11,566
2/28/2017	$11,512	$11,774	$12,025
3/31/2017	$11,442	$11,654	$12,039
4/30/2017	$11,464	$11,632	$12,163
5/31/2017	$11,465	$11,621	$12,334
6/30/2017	$11,722	$11,811	$12,411
7/31/2017	$11,915	$11,967	$12,666
8/31/2017	$11,693	$11,828	$12,705
9/30/2017	$11,992	$12,178	$12,967
10/31/2017	$12,019	$12,267	$13,270
11/30/2017	$12,358	$12,642	$13,677
12/31/2017	$12,552	$12,827	$13,829
1/31/2018	$13,225	$13,323	$14,621
2/28/2018	$12,551	$12,687	$14,082
3/31/2018	$12,157	$12,464	$13,724
4/30/2018	$12,155	$12,505	$13,777
5/31/2018	$12,112	$12,579	$14,108
6/30/2018	$12,316	$12,610	$14,195
7/31/2018	$12,752	$13,109	$14,724
8/31/2018	$12,879	$13,303	$15,203
9/30/2018	$12,928	$13,329	$15,290
10/31/2018	$12,277	$12,639	$14,245
11/30/2018	$12,716	$13,016	$14,535
12/31/2018	$11,401	$11,767	$13,223
1/31/2019	$12,315	$12,682	$14,282
2/28/2019	$12,791	$13,088	$14,741
3/31/2019	$12,817	$13,171	$15,027
4/30/2019	$13,339	$13,638	$15,636
5/31/2019	$12,697	$12,761	$14,642
6/30/2019	$13,506	$13,677	$15,674
7/31/2019	$13,658	$13,791	$15,899
8/31/2019	$13,370	$13,385	$15,648
9/30/2019	$13,640	$13,863	$15,940
10/31/2019	$13,821	$14,056	$16,286
11/30/2019	$14,315	$14,491	$16,877
12/31/2019	$14,676	$14,890	$17,386
1/31/2020	$14,325	$14,569	$17,379
2/29/2020	$13,088	$13,158	$15,949
3/31/2020	$11,160	$10,910	$13,979
4/30/2020	$12,302	$12,136	$15,771
5/31/2020	$12,796	$12,552	$16,522
6/30/2020	$12,855	$12,469	$16,850
7/31/2020	$13,432	$12,962	$17,801
8/31/2020	$14,073	$13,497	$19,080
9/30/2020	$13,702	$13,166	$18,355
10/31/2020	$13,408	$12,993	$17,867
11/30/2020	$15,187	$14,741	$19,823
12/31/2020	$15,568	$15,306	$20,585
1/31/2021	$15,167	$15,166	$20,377
2/28/2021	$16,000	$16,082	$20,939
3/31/2021	$17,061	$17,028	$21,856
4/30/2021	$17,998	$17,709	$23,022
5/31/2021	$18,475	$18,123	$23,183
6/30/2021	$18,371	$17,915	$23,724
7/31/2021	$18,550	$18,059	$24,288
8/31/2021	$18,974	$18,417	$25,026
9/30/2021	$18,232	$17,776	$23,863
10/31/2021	$19,263	$18,678	$25,534
11/30/2021	$18,584	$18,020	$25,357
12/31/2021	$19,674	$19,157	$26,494
1/31/2022	$19,253	$18,711	$25,123
2/28/2022	$18,902	$18,493	$24,371
3/31/2022	$19,352	$19,015	$25,276
4/30/2022	$18,040	$17,943	$23,071
5/31/2022	$18,468	$18,292	$23,114
6/30/2022	$16,841	$16,694	$21,206
7/31/2022	$17,924	$17,801	$23,161
8/31/2022	$17,660	$17,270	$22,217
9/30/2022	$16,070	$15,756	$20,170
10/31/2022	$18,071	$17,371	$21,804
11/30/2022	$19,140	$18,457	$23,022
12/31/2022	$18,406	$17,713	$21,696
1/31/2023	$19,020	$18,631	$23,059
2/28/2023	$18,480	$17,974	$22,496
3/31/2023	$18,461	$17,891	$23,322
4/30/2023	$18,764	$18,161	$23,686
5/31/2023	$18,195	$17,460	$23,789
6/30/2023	$19,460	$18,620	$25,361
7/31/2023	$20,208	$19,275	$26,176
8/31/2023	$19,800	$18,754	$25,759
9/30/2023	$19,171	$18,031	$24,531
10/31/2023	$18,979	$17,395	$24,015
11/30/2023	$20,384	$18,707	$26,208
12/31/2023	$21,193	$19,743	$27,399
1/31/2024	$21,074	$19,764	$27,859
2/29/2024	$21,709	$20,493	$29,347
3/31/2024	$22,663	$21,517	$30,291
4/30/2024	$21,625	$20,598	$29,054
5/31/2024	$22,098	$21,251	$30,494
6/30/2024	$21,978	$21,051	$31,589
7/31/2024	$22,730	$22,127	$31,973
8/31/2024	$23,026	$22,721	$32,749
9/30/2024	$23,192	$23,036	$33,448
10/31/2024	$23,057	$22,783	$33,145
11/30/2024	$24,734	$24,238	$35,090
12/31/2024	$22,928	$22,580	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.19%	9.33%	8.65%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,150,654,436
  # of Portfolio Holdings51
  Total Advisory Fees Paid$8,293,891
  Portfolio Turnover Rate30%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.9%
Consumer, Cyclical	3.8%
Basic Materials	5.2%
Communications	7.5%
Technology	7.9%
Energy	8.2%
Utilities	8.8%
Industrial	13.9%
Consumer, Non-Cyclical	17.3%
Financial	25.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

What affected Fund performance during the reporting period?

Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”) assumed management of the Fund from Blackrock Investment Management, LLC (“BlackRock”) on November 1, 2024. The following are separate discussions from each firm for the period it managed the Fund.

PLFA managed portion

Swaps and futures contributed to this portion of the Fund by providing exposure to the U.S. mid-capitalization equity market, less fees and costs of using the swaps and futures. The only detractors from performance were fees, expenses and trading costs.

FDS managed portion

Top contributors to performance:

+ Allocation to financials contributed to performance, including debt holdings of JP Morgan, Barclays PLC and Deutsche Bank.

+ Allocation to bonds in the energy sector was beneficial as the sector was aided by a rise in the price of oil and other energy related factors.

Top detractors from performance:

- A longer portfolio duration hindered performance given rates increased.

- An allocation to the consumer staples sector held back performance.

BlackRock

Top contributors to performance:

+ Investment Grade Credit contributed to performance due to strong fundamentals and a robust technical environment.

+ Asset-Backed Securities added to returns due to a strong performance given the tightening of AAA-rated securities.

Top detractors from performance:

- Duration hurt performance as rates fell during a period when the debt collateral portfolio was short duration.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Plus Bond Alpha (Class I)	Russell Midcap Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,852	$9,844	$9,700
2/28/2015	$10,468	$10,389	$10,257
3/31/2015	$10,601	$10,395	$10,095
4/30/2015	$10,391	$10,301	$10,192
5/31/2015	$10,587	$10,452	$10,323
6/30/2015	$10,388	$10,235	$10,123
7/31/2015	$10,506	$10,311	$10,335
8/31/2015	$10,050	$9,767	$9,712
9/30/2015	$9,806	$9,416	$9,471
10/31/2015	$10,270	$9,999	$10,270
11/30/2015	$10,384	$10,025	$10,301
12/31/2015	$10,157	$9,756	$10,138
1/31/2016	$9,635	$9,117	$9,635
2/29/2016	$9,581	$9,220	$9,622
3/31/2016	$10,205	$9,975	$10,275
4/30/2016	$10,285	$10,081	$10,315
5/31/2016	$10,626	$10,246	$10,500
6/30/2016	$10,681	$10,293	$10,527
7/31/2016	$11,100	$10,762	$10,915
8/31/2016	$11,008	$10,736	$10,931
9/30/2016	$11,187	$10,757	$10,933
10/31/2016	$10,920	$10,416	$10,733
11/30/2016	$11,793	$10,978	$11,131
12/31/2016	$12,028	$11,102	$11,351
1/31/2017	$12,362	$11,370	$11,566
2/28/2017	$12,739	$11,692	$12,025
3/31/2017	$12,659	$11,674	$12,039
4/30/2017	$12,790	$11,764	$12,163
5/31/2017	$13,008	$11,871	$12,334
6/30/2017	$13,145	$11,989	$12,411
7/31/2017	$13,300	$12,166	$12,666
8/31/2017	$13,336	$12,071	$12,705
9/30/2017	$13,905	$12,406	$12,967
10/31/2017	$14,364	$12,613	$13,270
11/30/2017	$14,933	$13,037	$13,677
12/31/2017	$14,947	$13,158	$13,829
1/31/2018	$15,520	$13,654	$14,621
2/28/2018	$14,884	$13,090	$14,082
3/31/2018	$14,858	$13,098	$13,724
4/30/2018	$14,892	$13,078	$13,777
5/31/2018	$15,314	$13,375	$14,108
6/30/2018	$15,205	$13,467	$14,195
7/31/2018	$15,502	$13,802	$14,724
8/31/2018	$16,177	$14,231	$15,203
9/30/2018	$16,240	$14,140	$15,290
10/31/2018	$14,485	$12,965	$14,245
11/30/2018	$14,790	$13,284	$14,535
12/31/2018	$13,495	$11,966	$13,223
1/31/2019	$14,729	$13,257	$14,282
2/28/2019	$15,516	$13,827	$14,741
3/31/2019	$15,476	$13,945	$15,027
4/30/2019	$15,999	$14,476	$15,636
5/31/2019	$14,778	$13,587	$14,642
6/30/2019	$15,654	$14,521	$15,674
7/31/2019	$15,865	$14,728	$15,899
8/31/2019	$15,365	$14,309	$15,648
9/30/2019	$15,546	$14,590	$15,940
10/31/2019	$15,721	$14,744	$16,286
11/30/2019	$15,984	$15,271	$16,877
12/31/2019	$16,308	$15,621	$17,386
1/31/2020	$16,183	$15,496	$17,379
2/29/2020	$14,724	$14,150	$15,949
3/31/2020	$12,208	$11,392	$13,979
4/30/2020	$13,902	$13,028	$15,771
5/31/2020	$15,123	$13,944	$16,522
6/30/2020	$15,639	$14,195	$16,850
7/31/2020	$16,663	$15,029	$17,801
8/31/2020	$17,430	$15,557	$19,080
9/30/2020	$17,083	$15,255	$18,355
10/31/2020	$17,199	$15,352	$17,867
11/30/2020	$19,424	$17,474	$19,823
12/31/2020	$20,795	$18,292	$20,585
1/31/2021	$20,785	$18,244	$20,377
2/28/2021	$22,325	$19,260	$20,939
3/31/2021	$22,621	$19,781	$21,856
4/30/2021	$23,481	$20,789	$23,022
5/31/2021	$23,406	$20,956	$23,183
6/30/2021	$23,446	$21,265	$23,724
7/31/2021	$23,586	$21,428	$24,288
8/31/2021	$23,937	$21,973	$25,026
9/30/2021	$23,091	$21,068	$23,863
10/31/2021	$24,670	$22,321	$25,534
11/30/2021	$23,472	$21,544	$25,357
12/31/2021	$24,205	$22,424	$26,494
1/31/2022	$22,505	$20,772	$25,123
2/28/2022	$23,050	$20,622	$24,371
3/31/2022	$24,050	$21,150	$25,276
4/30/2022	$22,242	$19,521	$23,071
5/31/2022	$22,233	$19,537	$23,114
6/30/2022	$19,961	$17,587	$21,206
7/31/2022	$21,201	$19,323	$23,161
8/31/2022	$20,577	$18,717	$22,217
9/30/2022	$18,838	$16,982	$20,170
10/31/2022	$20,100	$18,489	$21,804
11/30/2022	$20,996	$19,600	$23,022
12/31/2022	$20,028	$18,541	$21,696
1/31/2023	$21,359	$20,081	$23,059
2/28/2023	$20,691	$19,594	$22,496
3/31/2023	$20,405	$19,293	$23,322
4/30/2023	$20,422	$19,191	$23,686
5/31/2023	$19,898	$18,655	$23,789
6/30/2023	$21,505	$20,211	$25,361
7/31/2023	$22,180	$21,013	$26,176
8/31/2023	$21,381	$20,284	$25,759
9/30/2023	$20,510	$19,265	$24,531
10/31/2023	$19,495	$18,303	$24,015
11/30/2023	$21,425	$20,176	$26,208
12/31/2023	$23,102	$21,735	$27,399
1/31/2024	$22,790	$21,426	$27,859
2/29/2024	$24,062	$22,623	$29,347
3/31/2024	$25,102	$23,604	$30,291
4/30/2024	$23,772	$22,329	$29,054
5/31/2024	$24,452	$22,966	$30,494
6/30/2024	$24,234	$22,814	$31,589
7/31/2024	$25,388	$23,889	$31,973
8/31/2024	$25,867	$24,373	$32,749
9/30/2024	$26,444	$24,915	$33,448
10/31/2024	$26,297	$24,781	$33,145
11/30/2024	$28,611	$26,967	$35,090
12/31/2024	$26,556	$25,070	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	14.95%	10.24%	10.26%
Russell Midcap Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$606,009,424
  # of Portfolio Holdings334
  Total Advisory Fees Paid$2,624,283
  Portfolio Turnover Rate306%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
47.5%
Short-Term Investments
26.1%
Asset-Backed Securities
13.5%
U.S. Treasury Obligations
9.9%
Mortgage-Backed Securities
4.7%
Derivatives
(4.4%)
Other Assets and Liabilities, Net
2.7%
-20
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(4.4%)
Mortgage-Backed Securities	4.7%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	13.5%
Short-Term Investments	26.1%
Corporate Bonds & Notes	47.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

          * Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.

          * Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

What affected Fund performance during the reporting period?

Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”) assumed management of the Fund from Blackrock Investment Management, LLC (“BlackRock”) on November 1, 2024. The following are separate discussions from each firm for the period it managed the Fund.

PLFA managed portion

Swaps and futures contributed to this portion of the Fund by providing exposure to the U.S. mid-capitalization equity market, less fees and costs of using the swaps and futures. The only detractors from performance were fees, expenses and trading costs.

FDS managed portion

Top contributors to performance:

+ Allocation to financials contributed to performance, including debt holdings of JP Morgan, Barclays PLC and Deutsche Bank.

+ Allocation to bonds in the energy sector was beneficial as the sector was aided by a rise in the price of oil and other energy related factors.

Top detractors from performance:

- A longer portfolio duration hindered performance given rates increased.

- An allocation to the consumer staples sector held back performance.

BlackRock

Top contributors to performance:

+ Investment Grade Credit contributed to performance due to strong fundamentals and a robust technical environment.

+ Asset-Backed Securities added to returns due to a strong performance given the tightening of AAA-rated securities.

Top detractors from performance:

- Duration hurt performance as rates fell during a period when the debt collateral portfolio was short duration.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Plus Bond Alpha (Class P)	Russell Midcap Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,854	$9,844	$9,700
2/28/2015	$10,471	$10,389	$10,257
3/31/2015	$10,606	$10,395	$10,095
4/30/2015	$10,397	$10,301	$10,192
5/31/2015	$10,596	$10,452	$10,323
6/30/2015	$10,399	$10,235	$10,123
7/31/2015	$10,518	$10,311	$10,335
8/31/2015	$10,063	$9,767	$9,712
9/30/2015	$9,820	$9,416	$9,471
10/31/2015	$10,287	$9,999	$10,270
11/30/2015	$10,403	$10,025	$10,301
12/31/2015	$10,177	$9,756	$10,138
1/31/2016	$9,655	$9,117	$9,635
2/29/2016	$9,603	$9,220	$9,622
3/31/2016	$10,231	$9,975	$10,275
4/30/2016	$10,312	$10,081	$10,315
5/31/2016	$10,656	$10,246	$10,500
6/30/2016	$10,713	$10,293	$10,527
7/31/2016	$11,135	$10,762	$10,915
8/31/2016	$11,044	$10,736	$10,931
9/30/2016	$11,226	$10,757	$10,933
10/31/2016	$10,960	$10,416	$10,733
11/30/2016	$11,838	$10,978	$11,131
12/31/2016	$12,076	$11,102	$11,351
1/31/2017	$12,414	$11,370	$11,566
2/28/2017	$12,794	$11,692	$12,025
3/31/2017	$12,716	$11,674	$12,039
4/30/2017	$12,850	$11,764	$12,163
5/31/2017	$13,071	$11,871	$12,334
6/30/2017	$13,210	$11,989	$12,411
7/31/2017	$13,368	$12,166	$12,666
8/31/2017	$13,407	$12,071	$12,705
9/30/2017	$13,981	$12,406	$12,967
10/31/2017	$14,445	$12,613	$13,270
11/30/2017	$15,020	$13,037	$13,677
12/31/2017	$15,037	$13,158	$13,829
1/31/2018	$15,615	$13,654	$14,621
2/28/2018	$14,978	$13,090	$14,082
3/31/2018	$14,954	$13,098	$13,724
4/30/2018	$14,991	$13,078	$13,777
5/31/2018	$15,418	$13,375	$14,108
6/30/2018	$15,311	$13,467	$14,195
7/31/2018	$15,612	$13,802	$14,724
8/31/2018	$16,295	$14,231	$15,203
9/30/2018	$16,361	$14,140	$15,290
10/31/2018	$14,595	$12,965	$14,245
11/30/2018	$14,905	$13,284	$14,535
12/31/2018	$13,603	$11,966	$13,223
1/31/2019	$14,849	$13,257	$14,282
2/28/2019	$15,645	$13,827	$14,741
3/31/2019	$15,608	$13,945	$15,027
4/30/2019	$16,137	$14,476	$15,636
5/31/2019	$14,909	$13,587	$14,642
6/30/2019	$15,794	$14,521	$15,674
7/31/2019	$16,010	$14,728	$15,899
8/31/2019	$15,508	$14,309	$15,648
9/30/2019	$15,693	$14,590	$15,940
10/31/2019	$15,873	$14,744	$16,286
11/30/2019	$16,141	$15,271	$16,877
12/31/2019	$16,471	$15,621	$17,386
1/31/2020	$16,348	$15,496	$17,379
2/29/2020	$14,876	$14,150	$15,949
3/31/2020	$12,336	$11,392	$13,979
4/30/2020	$14,051	$13,028	$15,771
5/31/2020	$15,287	$13,944	$16,522
6/30/2020	$15,811	$14,195	$16,850
7/31/2020	$16,849	$15,029	$17,801
8/31/2020	$17,627	$15,557	$19,080
9/30/2020	$17,280	$15,255	$18,355
10/31/2020	$17,400	$15,352	$17,867
11/30/2020	$19,654	$17,474	$19,823
12/31/2020	$21,045	$18,292	$20,585
1/31/2021	$21,038	$18,244	$20,377
2/28/2021	$22,601	$19,260	$20,939
3/31/2021	$22,905	$19,781	$21,856
4/30/2021	$23,779	$20,789	$23,022
5/31/2021	$23,707	$20,956	$23,183
6/30/2021	$23,752	$21,265	$23,724
7/31/2021	$23,898	$21,428	$24,288
8/31/2021	$24,257	$21,973	$25,026
9/30/2021	$23,404	$21,068	$23,863
10/31/2021	$25,008	$22,321	$25,534
11/30/2021	$23,797	$21,544	$25,357
12/31/2021	$24,545	$22,424	$26,494
1/31/2022	$22,825	$20,772	$25,123
2/28/2022	$23,381	$20,622	$24,371
3/31/2022	$24,400	$21,150	$25,276
4/30/2022	$22,569	$19,521	$23,071
5/31/2022	$22,564	$19,537	$23,114
6/30/2022	$20,262	$17,587	$21,206
7/31/2022	$21,524	$19,323	$23,161
8/31/2022	$20,893	$18,717	$22,217
9/30/2022	$19,132	$16,982	$20,170
10/31/2022	$20,416	$18,489	$21,804
11/30/2022	$21,330	$19,600	$23,022
12/31/2022	$20,350	$18,541	$21,696
1/31/2023	$21,706	$20,081	$23,059
2/28/2023	$21,031	$19,594	$22,496
3/31/2023	$20,743	$19,293	$23,322
4/30/2023	$20,764	$19,191	$23,686
5/31/2023	$20,235	$18,655	$23,789
6/30/2023	$21,872	$20,211	$25,361
7/31/2023	$22,562	$21,013	$26,176
8/31/2023	$21,754	$20,284	$25,759
9/30/2023	$20,871	$19,265	$24,531
10/31/2023	$19,841	$18,303	$24,015
11/30/2023	$21,809	$20,176	$26,208
12/31/2023	$23,521	$21,735	$27,399
1/31/2024	$23,207	$21,426	$27,859
2/29/2024	$24,505	$22,623	$29,347
3/31/2024	$25,569	$23,604	$30,291
4/30/2024	$24,219	$22,329	$29,054
5/31/2024	$24,916	$22,966	$30,494
6/30/2024	$24,698	$22,814	$31,589
7/31/2024	$25,878	$23,889	$31,973
8/31/2024	$26,371	$24,373	$32,749
9/30/2024	$26,963	$24,915	$33,448
10/31/2024	$26,818	$24,781	$33,145
11/30/2024	$29,183	$26,967	$35,090
12/31/2024	$27,091	$25,070	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	15.18%	10.46%	10.48%
Russell Midcap Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$606,009,424
  # of Portfolio Holdings334
  Total Advisory Fees Paid$2,624,283
  Portfolio Turnover Rate306%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(4.4%)
Mortgage-Backed Securities	4.7%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	13.5%
Short-Term Investments	26.1%
Corporate Bonds & Notes	47.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the name of the Fund changed from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.05% through April 30, 2026.

          * Effective November 1, 2024, investment policies were modified to investing in a combination of derivatives (total return swaps and futures contracts) that provide exposure to the U.S. mid-capitalization equity market and bonds (debt securities and derivatives that provide exposure to debt securities).

          * Borrowing Risk and Reverse Repurchase Agreements Risk were removed during the reporting period.

          * Effective November 1, 2024, Fidelity Diversifying Solutions began managing the Bond portion of the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.91%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Overweight (relative to the benchmark index, the Russell Midcap Growth Index) to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.

Top detractors from performance:

- Underweight in issues in the top quintile of market capitalization in the benchmark index was a key detraction as the stock for those issuers appreciated to a higher level than the overall index.

- A lack of exposure to benchmark index holdings data analytic company Palantir and mobile advertising company AppLovin hurt relative performance, as these two issuers accounted for almost a third of the benchmark index’s entire return for 2024.

- Stock selection, particularly in the information technology and healthcare sectors, hurt performance as the strategy of owning companies which the sub-adviser believed had under-recognized earnings power did not recover as originally anticipated.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Growth (Class I)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,801	$9,832	$9,700
2/28/2015	$10,372	$10,508	$10,257
3/31/2015	$10,403	$10,538	$10,095
4/30/2015	$10,398	$10,464	$10,192
5/31/2015	$10,455	$10,588	$10,323
6/30/2015	$10,353	$10,418	$10,123
7/31/2015	$10,281	$10,586	$10,335
8/31/2015	$9,540	$9,970	$9,712
9/30/2015	$9,143	$9,585	$9,471
10/31/2015	$9,566	$10,189	$10,270
11/30/2015	$9,666	$10,211	$10,301
12/31/2015	$9,427	$9,980	$10,138
1/31/2016	$8,499	$9,225	$9,635
2/29/2016	$8,656	$9,369	$9,622
3/31/2016	$9,365	$10,038	$10,275
4/30/2016	$9,531	$10,032	$10,315
5/31/2016	$9,683	$10,196	$10,500
6/30/2016	$9,622	$10,195	$10,527
7/31/2016	$10,113	$10,700	$10,915
8/31/2016	$10,148	$10,668	$10,931
9/30/2016	$10,038	$10,663	$10,933
10/31/2016	$9,556	$10,230	$10,733
11/30/2016	$10,035	$10,674	$11,131
12/31/2016	$10,018	$10,711	$11,351
1/31/2017	$10,357	$11,068	$11,566
2/28/2017	$10,608	$11,387	$12,025
3/31/2017	$10,685	$11,450	$12,039
4/30/2017	$10,950	$11,620	$12,163
5/31/2017	$11,080	$11,897	$12,334
6/30/2017	$11,318	$11,932	$12,411
7/31/2017	$11,466	$12,132	$12,666
8/31/2017	$11,607	$12,217	$12,705
9/30/2017	$11,913	$12,563	$12,967
10/31/2017	$12,211	$12,914	$13,270
11/30/2017	$12,696	$13,346	$13,677
12/31/2017	$12,773	$13,418	$13,829
1/31/2018	$13,587	$14,177	$14,621
2/28/2018	$13,359	$13,732	$14,082
3/31/2018	$13,376	$13,710	$13,724
4/30/2018	$13,428	$13,580	$13,777
5/31/2018	$14,086	$14,088	$14,108
6/30/2018	$14,229	$14,143	$14,195
7/31/2018	$14,510	$14,446	$14,724
8/31/2018	$15,469	$15,279	$15,203
9/30/2018	$15,477	$15,214	$15,290
10/31/2018	$13,775	$13,707	$14,245
11/30/2018	$14,132	$14,056	$14,535
12/31/2018	$12,794	$12,780	$13,223
1/31/2019	$14,225	$14,249	$14,282
2/28/2019	$15,296	$15,085	$14,741
3/31/2019	$15,518	$15,288	$15,027
4/30/2019	$16,028	$15,976	$15,636
5/31/2019	$14,965	$15,057	$14,642
6/30/2019	$16,271	$16,114	$15,674
7/31/2019	$16,820	$16,490	$15,899
8/31/2019	$16,263	$16,190	$15,648
9/30/2019	$16,326	$16,005	$15,940
10/31/2019	$16,681	$16,302	$16,286
11/30/2019	$17,432	$17,113	$16,877
12/31/2019	$17,713	$17,314	$17,386
1/31/2020	$17,821	$17,476	$17,379
2/29/2020	$16,813	$16,271	$15,949
3/31/2020	$14,492	$13,844	$13,979
4/30/2020	$17,069	$16,012	$15,771
5/31/2020	$19,174	$17,620	$16,522
6/30/2020	$19,922	$18,033	$16,850
7/31/2020	$21,889	$19,474	$17,801
8/31/2020	$22,566	$20,004	$19,080
9/30/2020	$22,108	$19,724	$18,355
10/31/2020	$22,010	$19,748	$17,867
11/30/2020	$25,136	$22,400	$19,823
12/31/2020	$26,593	$23,475	$20,585
1/31/2021	$26,887	$23,397	$20,377
2/28/2021	$27,512	$23,796	$20,939
3/31/2021	$27,110	$23,342	$21,856
4/30/2021	$28,635	$24,654	$23,022
5/31/2021	$28,214	$24,277	$23,183
6/30/2021	$29,618	$25,927	$23,724
7/31/2021	$30,650	$26,194	$24,288
8/31/2021	$30,975	$27,039	$25,026
9/30/2021	$29,623	$25,730	$23,863
10/31/2021	$31,333	$27,534	$25,534
11/30/2021	$30,133	$26,370	$25,357
12/31/2021	$31,026	$26,463	$26,494
1/31/2022	$26,568	$23,048	$25,123
2/28/2022	$26,096	$22,768	$24,371
3/31/2022	$26,640	$23,134	$25,276
4/30/2022	$23,551	$20,529	$23,071
5/31/2022	$22,913	$19,734	$23,114
6/30/2022	$20,807	$18,259	$21,206
7/31/2022	$23,487	$20,494	$23,161
8/31/2022	$22,296	$19,822	$22,217
9/30/2022	$20,272	$18,140	$20,170
10/31/2022	$21,377	$19,566	$21,804
11/30/2022	$22,797	$20,630	$23,022
12/31/2022	$21,493	$19,392	$21,696
1/31/2023	$23,741	$21,084	$23,059
2/28/2023	$23,467	$20,876	$22,496
3/31/2023	$23,855	$21,163	$23,322
4/30/2023	$23,142	$20,857	$23,686
5/31/2023	$23,212	$20,870	$23,789
6/30/2023	$25,354	$22,483	$25,361
7/31/2023	$25,863	$23,163	$26,176
8/31/2023	$24,231	$22,399	$25,759
9/30/2023	$22,524	$21,308	$24,531
10/31/2023	$21,022	$20,221	$24,015
11/30/2023	$23,402	$22,688	$26,208
12/31/2023	$25,710	$24,408	$27,399
1/31/2024	$25,099	$24,276	$27,859
2/29/2024	$26,863	$26,102	$29,347
3/31/2024	$27,528	$26,726	$30,291
4/30/2024	$25,774	$25,174	$29,054
5/31/2024	$26,226	$25,442	$30,494
6/30/2024	$25,954	$25,867	$31,589
7/31/2024	$26,130	$26,024	$31,973
8/31/2024	$26,466	$26,670	$32,749
9/30/2024	$27,421	$27,559	$33,448
10/31/2024	$26,513	$28,040	$33,145
11/30/2024	$28,414	$31,778	$35,090
12/31/2024	$26,347	$29,803	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.48%	8.27%	10.17%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$950,541,677
  # of Portfolio Holdings69
  Total Advisory Fees Paid$6,479,094
  Portfolio Turnover Rate60%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
23.8%
Consumer, Non-Cyclical
23.2%
Industrial
18.8%
Consumer, Cyclical
17.0%
Financial
8.6%
Communications
7.7%
Other Assets & Liabilities, Net
0.9%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.9%
Communications	7.7%
Financial	8.6%
Consumer, Cyclical	17.0%
Industrial	18.8%
Consumer, Non-Cyclical	23.2%
Technology	23.8%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.71%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Overweight (relative to the benchmark index, the Russell Midcap Growth Index) to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.

Top detractors from performance:

- Underweight in issues in the top quintile of market capitalization in the benchmark index was a key detraction as the stock for those issuers appreciated to a higher level than the overall index.

- A lack of exposure to benchmark index holdings data analytic company Palantir and mobile advertising company AppLovin hurt relative performance, as these two issuers accounted for almost a third of the benchmark index’s entire return for 2024.

- Stock selection, particularly in the information technology and healthcare sectors, hurt performance as the strategy of owning companies which the sub-adviser believed had under-recognized earnings power did not recover as originally anticipated.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Growth (Class P)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,802	$9,832	$9,700
2/28/2015	$10,375	$10,508	$10,257
3/31/2015	$10,408	$10,538	$10,095
4/30/2015	$10,405	$10,464	$10,192
5/31/2015	$10,464	$10,588	$10,323
6/30/2015	$10,364	$10,418	$10,123
7/31/2015	$10,293	$10,586	$10,335
8/31/2015	$9,552	$9,970	$9,712
9/30/2015	$9,156	$9,585	$9,471
10/31/2015	$9,582	$10,189	$10,270
11/30/2015	$9,683	$10,211	$10,301
12/31/2015	$9,446	$9,980	$10,138
1/31/2016	$8,517	$9,225	$9,635
2/29/2016	$8,676	$9,369	$9,622
3/31/2016	$9,388	$10,038	$10,275
4/30/2016	$9,556	$10,032	$10,315
5/31/2016	$9,711	$10,196	$10,500
6/30/2016	$9,650	$10,195	$10,527
7/31/2016	$10,145	$10,700	$10,915
8/31/2016	$10,182	$10,668	$10,931
9/30/2016	$10,073	$10,663	$10,933
10/31/2016	$9,591	$10,230	$10,733
11/30/2016	$10,073	$10,674	$11,131
12/31/2016	$10,058	$10,711	$11,351
1/31/2017	$10,400	$11,068	$11,566
2/28/2017	$10,654	$11,387	$12,025
3/31/2017	$10,733	$11,450	$12,039
4/30/2017	$11,001	$11,620	$12,163
5/31/2017	$11,133	$11,897	$12,334
6/30/2017	$11,374	$11,932	$12,411
7/31/2017	$11,524	$12,132	$12,666
8/31/2017	$11,669	$12,217	$12,705
9/30/2017	$11,978	$12,563	$12,967
10/31/2017	$12,279	$12,914	$13,270
11/30/2017	$12,770	$13,346	$13,677
12/31/2017	$12,849	$13,418	$13,829
1/31/2018	$13,670	$14,177	$14,621
2/28/2018	$13,443	$13,732	$14,082
3/31/2018	$13,462	$13,710	$13,724
4/30/2018	$13,516	$13,580	$13,777
5/31/2018	$14,181	$14,088	$14,108
6/30/2018	$14,327	$14,143	$14,195
7/31/2018	$14,613	$14,446	$14,724
8/31/2018	$15,581	$15,279	$15,203
9/30/2018	$15,592	$15,214	$15,290
10/31/2018	$13,879	$13,707	$14,245
11/30/2018	$14,241	$14,056	$14,535
12/31/2018	$12,895	$12,780	$13,223
1/31/2019	$14,340	$14,249	$14,282
2/28/2019	$15,422	$15,085	$14,741
3/31/2019	$15,648	$15,288	$15,027
4/30/2019	$16,166	$15,976	$15,636
5/31/2019	$15,096	$15,057	$14,642
6/30/2019	$16,417	$16,114	$15,674
7/31/2019	$16,973	$16,490	$15,899
8/31/2019	$16,414	$16,190	$15,648
9/30/2019	$16,480	$16,005	$15,940
10/31/2019	$16,841	$16,302	$16,286
11/30/2019	$17,602	$17,113	$16,877
12/31/2019	$17,889	$17,314	$17,386
1/31/2020	$18,001	$17,476	$17,379
2/29/2020	$16,986	$16,271	$15,949
3/31/2020	$14,644	$13,844	$13,979
4/30/2020	$17,250	$16,012	$15,771
5/31/2020	$19,381	$17,620	$16,522
6/30/2020	$20,140	$18,033	$16,850
7/31/2020	$22,132	$19,474	$17,801
8/31/2020	$22,821	$20,004	$19,080
9/30/2020	$22,361	$19,724	$18,355
10/31/2020	$22,266	$19,748	$17,867
11/30/2020	$25,432	$22,400	$19,823
12/31/2020	$26,911	$23,475	$20,585
1/31/2021	$27,213	$23,397	$20,377
2/28/2021	$27,851	$23,796	$20,939
3/31/2021	$27,448	$23,342	$21,856
4/30/2021	$28,997	$24,654	$23,022
5/31/2021	$28,575	$24,277	$23,183
6/30/2021	$30,002	$25,927	$23,724
7/31/2021	$31,053	$26,194	$24,288
8/31/2021	$31,388	$27,039	$25,026
9/30/2021	$30,022	$25,730	$23,863
10/31/2021	$31,761	$27,534	$25,534
11/30/2021	$30,549	$26,370	$25,357
12/31/2021	$31,460	$26,463	$26,494
1/31/2022	$26,945	$23,048	$25,123
2/28/2022	$26,470	$22,768	$24,371
3/31/2022	$27,026	$23,134	$25,276
4/30/2022	$23,897	$20,529	$23,071
5/31/2022	$23,253	$19,734	$23,114
6/30/2022	$21,119	$18,259	$21,206
7/31/2022	$23,843	$20,494	$23,161
8/31/2022	$22,639	$19,822	$22,217
9/30/2022	$20,586	$18,140	$20,170
10/31/2022	$21,713	$19,566	$21,804
11/30/2022	$23,158	$20,630	$23,022
12/31/2022	$21,838	$19,392	$21,696
1/31/2023	$24,126	$21,084	$23,059
2/28/2023	$23,851	$20,876	$22,496
3/31/2023	$24,250	$21,163	$23,322
4/30/2023	$23,529	$20,857	$23,686
5/31/2023	$23,604	$20,870	$23,789
6/30/2023	$25,786	$22,483	$25,361
7/31/2023	$26,308	$23,163	$26,176
8/31/2023	$24,652	$22,399	$25,759
9/30/2023	$22,919	$21,308	$24,531
10/31/2023	$21,394	$20,221	$24,015
11/30/2023	$23,821	$22,688	$26,208
12/31/2023	$26,174	$24,408	$27,399
1/31/2024	$25,557	$24,276	$27,859
2/29/2024	$27,357	$26,102	$29,347
3/31/2024	$28,039	$26,726	$30,291
4/30/2024	$26,257	$25,174	$29,054
5/31/2024	$26,722	$25,442	$30,494
6/30/2024	$26,450	$25,867	$31,589
7/31/2024	$26,633	$26,024	$31,973
8/31/2024	$26,980	$26,670	$32,749
9/30/2024	$27,959	$27,559	$33,448
10/31/2024	$27,037	$28,040	$33,145
11/30/2024	$28,980	$31,778	$35,090
12/31/2024	$26,876	$29,803	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	2.68%	8.48%	10.39%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$950,541,677
  # of Portfolio Holdings69
  Total Advisory Fees Paid$6,479,094
  Portfolio Turnover Rate60%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Communications	7.7%
Financial	8.6%
Consumer, Cyclical	17.0%
Industrial	18.8%
Consumer, Non-Cyclical	23.2%
Technology	23.8%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.93%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the consumer staples and information technology sectors were key contributors to performance relative to the benchmark index, the Russell Midcap Value Index.

+ An overweight (relative to the benchmark index) to food distributor US Foods added to performance as the stock appreciated  with the company’s accelerating volumes and improving efficiency, driving margins and earnings higher.

+ Dell Technologies, Inc. contributed as the technology company’s stock increased as it continues to meet revenue and earnings expectations.

Top detractors from performance:

- Holdings in the underperforming Energy and Industrials sectors detracted from relative returns.

- Holdings in oil services and oil exploration & production companies including Weatherford, Tidewater, Halliburton, and Chord Energy lagged as North American drilling activity was weaker than expected, influenced by weaker commodity prices, negatively impacting stock prices.

- Not owning defensive pipeline companies Williams and Kinder Morgan weighed on returns as shares of these issuers increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Value (Class I)	Russell MidCap® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,705	$9,857	$9,700
2/28/2015	$10,238	$10,261	$10,257
3/31/2015	$10,234	$10,242	$10,095
4/30/2015	$10,118	$10,126	$10,192
5/31/2015	$10,343	$10,305	$10,323
6/30/2015	$10,040	$10,041	$10,123
7/31/2015	$10,189	$10,027	$10,335
8/31/2015	$9,716	$9,553	$9,712
9/30/2015	$9,481	$9,234	$9,471
10/31/2015	$10,103	$9,798	$10,270
11/30/2015	$10,264	$9,826	$10,301
12/31/2015	$9,963	$9,522	$10,138
1/31/2016	$9,118	$8,996	$9,635
2/29/2016	$9,131	$9,059	$9,622
3/31/2016	$9,961	$9,895	$10,275
4/30/2016	$10,119	$10,108	$10,315
5/31/2016	$10,415	$10,273	$10,500
6/30/2016	$10,290	$10,367	$10,527
7/31/2016	$10,732	$10,806	$10,915
8/31/2016	$10,896	$10,783	$10,931
9/30/2016	$10,894	$10,828	$10,933
10/31/2016	$10,568	$10,566	$10,733
11/30/2016	$11,353	$11,227	$11,131
12/31/2016	$11,486	$11,426	$11,351
1/31/2017	$11,749	$11,618	$11,566
2/28/2017	$12,047	$11,943	$12,025
3/31/2017	$11,972	$11,856	$12,039
4/30/2017	$11,909	$11,878	$12,163
5/31/2017	$12,005	$11,842	$12,334
6/30/2017	$12,196	$12,018	$12,411
7/31/2017	$12,352	$12,177	$12,666
8/31/2017	$12,184	$11,950	$12,705
9/30/2017	$12,621	$12,275	$12,967
10/31/2017	$12,800	$12,374	$13,270
11/30/2017	$13,179	$12,793	$13,677
12/31/2017	$13,262	$12,951	$13,829
1/31/2018	$13,767	$13,248	$14,621
2/28/2018	$13,240	$12,596	$14,082
3/31/2018	$13,190	$12,627	$13,724
4/30/2018	$13,160	$12,689	$13,777
5/31/2018	$13,221	$12,827	$14,108
6/30/2018	$13,088	$12,931	$14,195
7/31/2018	$13,509	$13,282	$14,724
8/31/2018	$13,675	$13,463	$15,203
9/30/2018	$13,565	$13,357	$15,290
10/31/2018	$12,368	$12,394	$14,245
11/30/2018	$12,636	$12,692	$14,535
12/31/2018	$11,300	$11,359	$13,223
1/31/2019	$12,485	$12,529	$14,282
2/28/2019	$12,959	$12,927	$14,741
3/31/2019	$12,823	$12,992	$15,027
4/30/2019	$13,463	$13,420	$15,636
5/31/2019	$12,680	$12,558	$14,642
6/30/2019	$13,524	$13,407	$15,674
7/31/2019	$13,803	$13,518	$15,899
8/31/2019	$13,445	$13,041	$15,648
9/30/2019	$13,815	$13,571	$15,940
10/31/2019	$13,847	$13,644	$16,286
11/30/2019	$14,301	$14,007	$16,877
12/31/2019	$14,683	$14,433	$17,386
1/31/2020	$14,339	$14,153	$17,379
2/29/2020	$12,890	$12,751	$15,949
3/31/2020	$10,211	$9,857	$13,979
4/30/2020	$11,557	$11,173	$15,771
5/31/2020	$12,088	$11,691	$16,522
6/30/2020	$12,048	$11,823	$16,850
7/31/2020	$12,541	$12,381	$17,801
8/31/2020	$13,044	$12,872	$19,080
9/30/2020	$12,705	$12,580	$18,355
10/31/2020	$12,846	$12,697	$17,867
11/30/2020	$14,860	$14,480	$19,823
12/31/2020	$15,493	$15,150	$20,585
1/31/2021	$15,273	$15,115	$20,377
2/28/2021	$16,660	$16,286	$20,939
3/31/2021	$17,615	$17,127	$21,856
4/30/2021	$18,525	$17,955	$23,022
5/31/2021	$18,985	$18,310	$23,183
6/30/2021	$18,583	$18,097	$23,724
7/31/2021	$18,569	$18,209	$24,288
8/31/2021	$18,791	$18,599	$25,026
9/30/2021	$18,266	$17,914	$23,863
10/31/2021	$19,083	$18,868	$25,534
11/30/2021	$18,419	$18,294	$25,357
12/31/2021	$19,681	$19,443	$26,494
1/31/2022	$19,310	$18,613	$25,123
2/28/2022	$19,427	$18,526	$24,371
3/31/2022	$19,583	$19,089	$25,276
4/30/2022	$18,524	$17,955	$23,071
5/31/2022	$18,794	$18,300	$23,114
6/30/2022	$16,887	$16,288	$21,206
7/31/2022	$18,233	$17,690	$23,161
8/31/2022	$17,652	$17,148	$22,217
9/30/2022	$16,113	$15,485	$20,170
10/31/2022	$17,958	$16,948	$21,804
11/30/2022	$19,067	$18,019	$23,022
12/31/2022	$18,251	$17,104	$21,696
1/31/2023	$19,750	$18,485	$23,059
2/28/2023	$19,287	$17,893	$22,496
3/31/2023	$18,504	$17,330	$23,322
4/30/2023	$18,607	$17,331	$23,686
5/31/2023	$17,930	$16,562	$23,789
6/30/2023	$19,628	$17,998	$25,361
7/31/2023	$20,232	$18,782	$26,176
8/31/2023	$19,773	$18,117	$25,759
9/30/2023	$19,032	$17,196	$24,531
10/31/2023	$18,257	$16,344	$24,015
11/30/2023	$19,869	$17,885	$26,208
12/31/2023	$21,242	$19,278	$27,399
1/31/2024	$20,908	$18,933	$27,859
2/29/2024	$22,118	$19,837	$29,347
3/31/2024	$23,175	$20,864	$30,291
4/30/2024	$21,937	$19,772	$29,054
5/31/2024	$22,603	$20,482	$30,494
6/30/2024	$22,163	$20,154	$31,589
7/31/2024	$23,352	$21,372	$31,973
8/31/2024	$23,589	$21,775	$32,749
9/30/2024	$23,905	$22,185	$33,448
10/31/2024	$23,520	$21,906	$33,145
11/30/2024	$25,198	$23,519	$35,090
12/31/2024	$23,432	$21,798	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.31%	9.80%	8.89%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$326,731,566
  # of Portfolio Holdings130
  Total Advisory Fees Paid$2,681,785
  Portfolio Turnover Rate59%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
25.3%
Industrial
24.4%
Consumer, Cyclical
11.5%
Consumer, Non-Cyclical
10.9%
Technology
8.0%
Energy
5.4%
Utilities
5.0%
Basic Materials
4.0%
Others (each less than 3.0%)
2.6%
Other Assets & Liabilities, Net
2.9%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	2.9%
Others (each less than 3.0%)	2.6%
Basic Materials	4.0%
Utilities	5.0%
Energy	5.4%
Technology	8.0%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	11.5%
Industrial	24.4%
Financial	25.3%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.74%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the consumer staples and information technology sectors were key contributors to performance relative to the benchmark index, the Russell Midcap Value Index.

+ An overweight (relative to the benchmark index) to food distributor US Foods added to performance as the stock appreciated  with the company’s accelerating volumes and improving efficiency, driving margins and earnings higher.

+ Dell Technologies, Inc. contributed as the technology company’s stock increased as it continues to meet revenue and earnings expectations.

Top detractors from performance:

- Holdings in the underperforming Energy and Industrials sectors detracted from relative returns.

- Holdings in oil services and oil exploration & production companies including Weatherford, Tidewater, Halliburton, and Chord Energy lagged as North American drilling activity was weaker than expected, influenced by weaker commodity prices, negatively impacting stock prices.

- Not owning defensive pipeline companies Williams and Kinder Morgan weighed on returns as shares of these issuers increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Value (Class P)	Russell MidCap® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,707	$9,857	$9,700
2/28/2015	$10,242	$10,261	$10,257
3/31/2015	$10,239	$10,242	$10,095
4/30/2015	$10,124	$10,126	$10,192
5/31/2015	$10,351	$10,305	$10,323
6/30/2015	$10,050	$10,041	$10,123
7/31/2015	$10,201	$10,027	$10,335
8/31/2015	$9,729	$9,553	$9,712
9/30/2015	$9,495	$9,234	$9,471
10/31/2015	$10,120	$9,798	$10,270
11/30/2015	$10,283	$9,826	$10,301
12/31/2015	$9,983	$9,522	$10,138
1/31/2016	$9,138	$8,996	$9,635
2/29/2016	$9,153	$9,059	$9,622
3/31/2016	$9,986	$9,895	$10,275
4/30/2016	$10,145	$10,108	$10,315
5/31/2016	$10,445	$10,273	$10,500
6/30/2016	$10,321	$10,367	$10,527
7/31/2016	$10,766	$10,806	$10,915
8/31/2016	$10,932	$10,783	$10,931
9/30/2016	$10,932	$10,828	$10,933
10/31/2016	$10,606	$10,566	$10,733
11/30/2016	$11,397	$11,227	$11,131
12/31/2016	$11,532	$11,426	$11,351
1/31/2017	$11,798	$11,618	$11,566
2/28/2017	$12,099	$11,943	$12,025
3/31/2017	$12,025	$11,856	$12,039
4/30/2017	$11,964	$11,878	$12,163
5/31/2017	$12,063	$11,842	$12,334
6/30/2017	$12,257	$12,018	$12,411
7/31/2017	$12,416	$12,177	$12,666
8/31/2017	$12,249	$11,950	$12,705
9/30/2017	$12,690	$12,275	$12,967
10/31/2017	$12,872	$12,374	$13,270
11/30/2017	$13,256	$12,793	$13,677
12/31/2017	$13,341	$12,951	$13,829
1/31/2018	$13,852	$13,248	$14,621
2/28/2018	$13,324	$12,596	$14,082
3/31/2018	$13,275	$12,627	$13,724
4/30/2018	$13,247	$12,689	$13,777
5/31/2018	$13,312	$12,827	$14,108
6/30/2018	$13,179	$12,931	$14,195
7/31/2018	$13,606	$13,282	$14,724
8/31/2018	$13,775	$13,463	$15,203
9/30/2018	$13,666	$13,357	$15,290
10/31/2018	$12,463	$12,394	$14,245
11/30/2018	$12,735	$12,692	$14,535
12/31/2018	$11,391	$11,359	$13,223
1/31/2019	$12,587	$12,529	$14,282
2/28/2019	$13,067	$12,927	$14,741
3/31/2019	$12,932	$12,992	$15,027
4/30/2019	$13,580	$13,420	$15,636
5/31/2019	$12,792	$12,558	$14,642
6/30/2019	$13,645	$13,407	$15,674
7/31/2019	$13,930	$13,518	$15,899
8/31/2019	$13,571	$13,041	$15,648
9/30/2019	$13,947	$13,571	$15,940
10/31/2019	$13,981	$13,644	$16,286
11/30/2019	$14,442	$14,007	$16,877
12/31/2019	$14,830	$14,433	$17,386
1/31/2020	$14,486	$14,153	$17,379
2/29/2020	$13,024	$12,751	$15,949
3/31/2020	$10,319	$9,857	$13,979
4/30/2020	$11,681	$11,173	$15,771
5/31/2020	$12,219	$11,691	$16,522
6/30/2020	$12,181	$11,823	$16,850
7/31/2020	$12,682	$12,381	$17,801
8/31/2020	$13,193	$12,872	$19,080
9/30/2020	$12,852	$12,580	$18,355
10/31/2020	$12,996	$12,697	$17,867
11/30/2020	$15,036	$14,480	$19,823
12/31/2020	$15,680	$15,150	$20,585
1/31/2021	$15,460	$15,115	$20,377
2/28/2021	$16,866	$16,286	$20,939
3/31/2021	$17,836	$17,127	$21,856
4/30/2021	$18,761	$17,955	$23,022
5/31/2021	$19,229	$18,310	$23,183
6/30/2021	$18,826	$18,097	$23,724
7/31/2021	$18,815	$18,209	$24,288
8/31/2021	$19,043	$18,599	$25,026
9/30/2021	$18,513	$17,914	$23,863
10/31/2021	$19,346	$18,868	$25,534
11/30/2021	$18,675	$18,294	$25,357
12/31/2021	$19,958	$19,443	$26,494
1/31/2022	$19,585	$18,613	$25,123
2/28/2022	$19,707	$18,526	$24,371
3/31/2022	$19,869	$19,089	$25,276
4/30/2022	$18,797	$17,955	$23,071
5/31/2022	$19,075	$18,300	$23,114
6/30/2022	$17,142	$16,288	$21,206
7/31/2022	$18,511	$17,690	$23,161
8/31/2022	$17,925	$17,148	$22,217
9/30/2022	$16,364	$15,485	$20,170
10/31/2022	$18,241	$16,948	$21,804
11/30/2022	$19,371	$18,019	$23,022
12/31/2022	$18,545	$17,104	$21,696
1/31/2023	$20,071	$18,485	$23,059
2/28/2023	$19,604	$17,893	$22,496
3/31/2023	$18,812	$17,330	$23,322
4/30/2023	$18,919	$17,331	$23,686
5/31/2023	$18,234	$16,562	$23,789
6/30/2023	$19,964	$17,998	$25,361
7/31/2023	$20,582	$18,782	$26,176
8/31/2023	$20,118	$18,117	$25,759
9/30/2023	$19,367	$17,196	$24,531
10/31/2023	$18,583	$16,344	$24,015
11/30/2023	$20,227	$17,885	$26,208
12/31/2023	$21,628	$19,278	$27,399
1/31/2024	$21,291	$18,933	$27,859
2/29/2024	$22,526	$19,837	$29,347
3/31/2024	$23,607	$20,864	$30,291
4/30/2024	$22,350	$19,772	$29,054
5/31/2024	$23,033	$20,482	$30,494
6/30/2024	$22,587	$20,154	$31,589
7/31/2024	$23,803	$21,372	$31,973
8/31/2024	$24,049	$21,775	$32,749
9/30/2024	$24,375	$22,185	$33,448
10/31/2024	$23,987	$21,906	$33,145
11/30/2024	$25,702	$23,519	$35,090
12/31/2024	$23,905	$21,798	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	10.53%	10.02%	9.11%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$326,731,566
  # of Portfolio Holdings130
  Total Advisory Fees Paid$2,681,785
  Portfolio Turnover Rate59%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.9%
Others (each less than 3.0%)	2.6%
Basic Materials	4.0%
Utilities	5.0%
Energy	5.4%
Technology	8.0%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	11.5%
Industrial	24.4%
Financial	25.3%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of October 15, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.66%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$206,712,910
  # of Portfolio Holdings288
  Total Advisory Fees Paid$65,990
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
46.2%
Short-Term Investments
31.0%
U.S. Treasury Obligations
9.9%
Asset-Backed Securities
5.1%
Others (each less than 3.0%)
1.9%
Derivatives
(5.2%)
Other Assets and Liabilities, Net
11.1%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	11.1%
Derivatives	(5.2%)
Others (each less than 3.0%)	1.9%
Asset-Backed Securities	5.1%
U.S. Treasury Obligations	9.9%
Short-Term Investments	31.0%
Corporate Bonds & Notes	46.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Underlying Fund Risk was added to the Fund during the

             reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of October 15, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.46%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$206,712,910
  # of Portfolio Holdings288
  Total Advisory Fees Paid$65,990
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	11.1%
Derivatives	(5.2%)
Others (each less than 3.0%)	1.9%
Asset-Backed Securities	5.1%
U.S. Treasury Obligations	9.9%
Short-Term Investments	31.0%
Corporate Bonds & Notes	46.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 15, 2024. For more complete information, you may review the Fund’s

October 15, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Underlying Fund Risk was added to the Fund during the

             reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to performance were the financials, industrials and information technology sectors.

+ Returns from cash holdings contributed to performance.

Top detractors from performance:

- Key detractors to performance were the consumer discretionary, energy and health care sectors.

- The cost of futures to equitize cash and security mis-weights detracted from performance.

Franklin managed portion

Top contributors to performance:

+ Restaurant operator Brinker was a key contributor to performance (relative to its benchmark index, the Russell 2000 Value Index) as it saw strong traffic trends at its core Chili’s restaurants.

+ ACI Worldwide, a payments company, aided performance due to improving demand and a large share repurchase program.

Top detractors from performance:

- The United Kingdom energy services company John Wood hurt relative performance after its acquisition by a Middle Eastern company fell through.

- Shares of Veren, a Canada-based oil and gas producer, fell amid weak oil price due to concerns about global demand.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Equity (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,512	$9,584	$9,700
2/28/2015	$10,005	$10,029	$10,257
3/31/2015	$10,106	$10,198	$10,095
4/30/2015	$10,000	$9,980	$10,192
5/31/2015	$10,060	$10,063	$10,323
6/30/2015	$10,084	$10,076	$10,123
7/31/2015	$9,853	$9,798	$10,335
8/31/2015	$9,384	$9,317	$9,712
9/30/2015	$8,955	$8,994	$9,471
10/31/2015	$9,523	$9,498	$10,270
11/30/2015	$9,735	$9,768	$10,301
12/31/2015	$9,212	$9,253	$10,138
1/31/2016	$8,677	$8,632	$9,635
2/29/2016	$8,750	$8,690	$9,622
3/31/2016	$9,502	$9,411	$10,275
4/30/2016	$9,654	$9,610	$10,315
5/31/2016	$9,838	$9,786	$10,500
6/30/2016	$10,017	$9,816	$10,527
7/31/2016	$10,488	$10,346	$10,915
8/31/2016	$10,715	$10,603	$10,931
9/30/2016	$10,774	$10,686	$10,933
10/31/2016	$10,449	$10,335	$10,733
11/30/2016	$11,633	$11,707	$11,131
12/31/2016	$12,014	$12,190	$11,351
1/31/2017	$11,977	$12,103	$11,566
2/28/2017	$12,089	$12,278	$12,025
3/31/2017	$11,984	$12,174	$12,039
4/30/2017	$12,104	$12,222	$12,163
5/31/2017	$11,761	$11,842	$12,334
6/30/2017	$12,045	$12,256	$12,411
7/31/2017	$12,127	$12,333	$12,666
8/31/2017	$11,824	$12,030	$12,705
9/30/2017	$12,589	$12,882	$12,967
10/31/2017	$12,771	$12,899	$13,270
11/30/2017	$13,152	$13,272	$13,677
12/31/2017	$13,062	$13,146	$13,829
1/31/2018	$13,186	$13,308	$14,621
2/28/2018	$12,565	$12,642	$14,082
3/31/2018	$12,764	$12,799	$13,724
4/30/2018	$12,892	$13,020	$13,777
5/31/2018	$13,545	$13,778	$14,108
6/30/2018	$13,571	$13,861	$14,195
7/31/2018	$13,802	$14,106	$14,724
8/31/2018	$14,112	$14,442	$15,203
9/30/2018	$13,744	$14,084	$15,290
10/31/2018	$12,516	$12,823	$14,245
11/30/2018	$12,822	$13,029	$14,535
12/31/2018	$11,376	$11,455	$13,223
1/31/2019	$12,546	$12,707	$14,282
2/28/2019	$13,055	$13,201	$14,741
3/31/2019	$12,688	$12,821	$15,027
4/30/2019	$13,171	$13,306	$15,636
5/31/2019	$12,013	$12,219	$14,642
6/30/2019	$12,791	$12,997	$15,674
7/31/2019	$12,912	$13,018	$15,899
8/31/2019	$12,330	$12,291	$15,648
9/30/2019	$13,010	$12,923	$15,940
10/31/2019	$13,371	$13,236	$16,286
11/30/2019	$13,633	$13,545	$16,877
12/31/2019	$14,101	$14,020	$17,386
1/31/2020	$13,415	$13,263	$17,379
2/29/2020	$12,033	$11,975	$15,949
3/31/2020	$9,301	$9,020	$13,979
4/30/2020	$10,439	$10,133	$15,771
5/31/2020	$10,899	$10,424	$16,522
6/30/2020	$11,239	$10,726	$16,850
7/31/2020	$11,496	$10,947	$17,801
8/31/2020	$12,006	$11,536	$19,080
9/30/2020	$11,410	$11,000	$18,355
10/31/2020	$11,811	$11,393	$17,867
11/30/2020	$13,855	$13,593	$19,823
12/31/2020	$14,865	$14,669	$20,585
1/31/2021	$15,351	$15,441	$20,377
2/28/2021	$16,945	$16,892	$20,939
3/31/2021	$17,945	$17,775	$21,856
4/30/2021	$18,381	$18,134	$23,022
5/31/2021	$18,823	$18,698	$23,183
6/30/2021	$18,340	$18,585	$23,724
7/31/2021	$17,869	$17,920	$24,288
8/31/2021	$18,363	$18,400	$25,026
9/30/2021	$17,922	$18,031	$23,863
10/31/2021	$18,476	$18,719	$25,534
11/30/2021	$17,849	$18,079	$25,357
12/31/2021	$18,798	$18,816	$26,494
1/31/2022	$17,930	$17,719	$25,123
2/28/2022	$18,194	$18,013	$24,371
3/31/2022	$18,253	$18,365	$25,276
4/30/2022	$16,908	$16,940	$23,071
5/31/2022	$17,292	$17,265	$23,114
6/30/2022	$15,486	$15,559	$21,206
7/31/2022	$16,948	$17,066	$23,161
8/31/2022	$16,337	$16,526	$22,217
9/30/2022	$14,828	$14,842	$20,170
10/31/2022	$16,649	$16,711	$21,804
11/30/2022	$17,346	$17,221	$23,022
12/31/2022	$16,369	$16,091	$21,696
1/31/2023	$17,899	$17,627	$23,059
2/28/2023	$17,518	$17,220	$22,496
3/31/2023	$16,483	$15,986	$23,322
4/30/2023	$16,088	$15,587	$23,686
5/31/2023	$15,621	$15,280	$23,789
6/30/2023	$16,955	$16,494	$25,361
7/31/2023	$17,970	$17,739	$26,176
8/31/2023	$17,220	$16,885	$25,759
9/30/2023	$16,312	$16,006	$24,531
10/31/2023	$15,397	$15,051	$24,015
11/30/2023	$16,626	$16,406	$26,208
12/31/2023	$18,492	$18,448	$27,399
1/31/2024	$17,822	$17,610	$27,859
2/29/2024	$18,393	$18,186	$29,347
3/31/2024	$19,226	$18,983	$30,291
4/30/2024	$18,095	$17,774	$29,054
5/31/2024	$18,960	$18,605	$30,494
6/30/2024	$18,574	$18,291	$31,589
7/31/2024	$20,786	$20,520	$31,973
8/31/2024	$20,452	$20,135	$32,749
9/30/2024	$20,355	$20,148	$33,448
10/31/2024	$20,099	$19,833	$33,145
11/30/2024	$22,157	$21,746	$35,090
12/31/2024	$20,286	$19,934	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.70%	7.54%	7.33%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$411,317,850
  # of Portfolio Holdings1,458
  Total Advisory Fees Paid$1,642,875
  Portfolio Turnover Rate65%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
36.4%
Industrial
23.1%
Consumer, Cyclical
11.9%
Consumer, Non-Cyclical
9.4%
Energy
4.8%
Technology
4.1%
Basic Materials
4.0%
Others (each less than 3.0%)
5.3%
Derivatives
0.0%
Other Assets & Liabilities, Net
1.0%
0
20
40

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	5.3%
Basic Materials	4.0%
Technology	4.1%
Energy	4.8%
Consumer, Non-Cyclical	9.4%
Consumer, Cyclical	11.9%
Industrial	23.1%
Financial	36.4%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.72%

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to performance were the financials, industrials and information technology sectors.

+ Returns from cash holdings contributed to performance.

Top detractors from performance:

- Key detractors to performance were the consumer discretionary, energy and health care sectors.

- The cost of futures to equitize cash and security mis-weights detracted from performance.

Franklin managed portion

Top contributors to performance:

+ Restaurant operator Brinker was a key contributor to performance (relative to its benchmark index, the Russell 2000 Value Index) as it saw strong traffic trends at its core Chili’s restaurants.

+ ACI Worldwide, a payments company, aided performance due to improving demand and a large share repurchase program.

Top detractors from performance:

- The United Kingdom energy services company John Wood hurt relative performance after its acquisition by a Middle Eastern company fell through.

- Shares of Veren, a Canada-based oil and gas producer, fell amid weak oil price due to concerns about global demand.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Equity (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,513	$9,584	$9,700
2/28/2015	$10,009	$10,029	$10,257
3/31/2015	$10,111	$10,198	$10,095
4/30/2015	$10,007	$9,980	$10,192
5/31/2015	$10,069	$10,063	$10,323
6/30/2015	$10,094	$10,076	$10,123
7/31/2015	$9,864	$9,798	$10,335
8/31/2015	$9,396	$9,317	$9,712
9/30/2015	$8,969	$8,994	$9,471
10/31/2015	$9,539	$9,498	$10,270
11/30/2015	$9,753	$9,768	$10,301
12/31/2015	$9,230	$9,253	$10,138
1/31/2016	$8,696	$8,632	$9,635
2/29/2016	$8,770	$8,690	$9,622
3/31/2016	$9,526	$9,411	$10,275
4/30/2016	$9,680	$9,610	$10,315
5/31/2016	$9,866	$9,786	$10,500
6/30/2016	$10,046	$9,816	$10,527
7/31/2016	$10,521	$10,346	$10,915
8/31/2016	$10,751	$10,603	$10,931
9/30/2016	$10,812	$10,686	$10,933
10/31/2016	$10,487	$10,335	$10,733
11/30/2016	$11,677	$11,707	$11,131
12/31/2016	$12,062	$12,190	$11,351
1/31/2017	$12,027	$12,103	$11,566
2/28/2017	$12,141	$12,278	$12,025
3/31/2017	$12,037	$12,174	$12,039
4/30/2017	$12,160	$12,222	$12,163
5/31/2017	$11,818	$11,842	$12,334
6/30/2017	$12,105	$12,256	$12,411
7/31/2017	$12,189	$12,333	$12,666
8/31/2017	$11,887	$12,030	$12,705
9/30/2017	$12,657	$12,882	$12,967
10/31/2017	$12,843	$12,899	$13,270
11/30/2017	$13,229	$13,272	$13,677
12/31/2017	$13,140	$13,146	$13,829
1/31/2018	$13,267	$13,308	$14,621
2/28/2018	$12,644	$12,642	$14,082
3/31/2018	$12,847	$12,799	$13,724
4/30/2018	$12,978	$13,020	$13,777
5/31/2018	$13,637	$13,778	$14,108
6/30/2018	$13,665	$13,861	$14,195
7/31/2018	$13,901	$14,106	$14,724
8/31/2018	$14,215	$14,442	$15,203
9/30/2018	$13,847	$14,084	$15,290
10/31/2018	$12,612	$12,823	$14,245
11/30/2018	$12,922	$13,029	$14,535
12/31/2018	$11,466	$11,455	$13,223
1/31/2019	$12,648	$12,707	$14,282
2/28/2019	$13,163	$13,201	$14,741
3/31/2019	$12,796	$12,821	$15,027
4/30/2019	$13,284	$13,306	$15,636
5/31/2019	$12,118	$12,219	$14,642
6/30/2019	$12,905	$12,997	$15,674
7/31/2019	$13,030	$13,018	$15,899
8/31/2019	$12,445	$12,291	$15,648
9/30/2019	$13,134	$12,923	$15,940
10/31/2019	$13,500	$13,236	$16,286
11/30/2019	$13,767	$13,545	$16,877
12/31/2019	$14,242	$14,020	$17,386
1/31/2020	$13,551	$13,263	$17,379
2/29/2020	$12,157	$11,975	$15,949
3/31/2020	$9,399	$9,020	$13,979
4/30/2020	$10,550	$10,133	$15,771
5/31/2020	$11,017	$10,424	$16,522
6/30/2020	$11,363	$10,726	$16,850
7/31/2020	$11,625	$10,947	$17,801
8/31/2020	$12,142	$11,536	$19,080
9/30/2020	$11,541	$11,000	$18,355
10/31/2020	$11,948	$11,393	$17,867
11/30/2020	$14,018	$13,593	$19,823
12/31/2020	$15,043	$14,669	$20,585
1/31/2021	$15,537	$15,441	$20,377
2/28/2021	$17,154	$16,892	$20,939
3/31/2021	$18,169	$17,775	$21,856
4/30/2021	$18,614	$18,134	$23,022
5/31/2021	$19,065	$18,698	$23,183
6/30/2021	$18,579	$18,585	$23,724
7/31/2021	$18,104	$17,920	$24,288
8/31/2021	$18,608	$18,400	$25,026
9/30/2021	$18,164	$18,031	$23,863
10/31/2021	$18,728	$18,719	$25,534
11/30/2021	$18,097	$18,079	$25,357
12/31/2021	$19,061	$18,816	$26,494
1/31/2022	$18,185	$17,719	$25,123
2/28/2022	$18,455	$18,013	$24,371
3/31/2022	$18,518	$18,365	$25,276
4/30/2022	$17,157	$16,940	$23,071
5/31/2022	$17,549	$17,265	$23,114
6/30/2022	$15,719	$15,559	$21,206
7/31/2022	$17,205	$17,066	$23,161
8/31/2022	$16,589	$16,526	$22,217
9/30/2022	$15,059	$14,842	$20,170
10/31/2022	$16,910	$16,711	$21,804
11/30/2022	$17,621	$17,221	$23,022
12/31/2022	$16,632	$16,091	$21,696
1/31/2023	$18,189	$17,627	$23,059
2/28/2023	$17,805	$17,220	$22,496
3/31/2023	$16,756	$15,986	$23,322
4/30/2023	$16,357	$15,587	$23,686
5/31/2023	$15,885	$15,280	$23,789
6/30/2023	$17,244	$16,494	$25,361
7/31/2023	$18,280	$17,739	$26,176
8/31/2023	$17,519	$16,885	$25,759
9/30/2023	$16,599	$16,006	$24,531
10/31/2023	$15,671	$15,051	$24,015
11/30/2023	$16,924	$16,406	$26,208
12/31/2023	$18,827	$18,448	$27,399
1/31/2024	$18,148	$17,610	$27,859
2/29/2024	$18,731	$18,186	$29,347
3/31/2024	$19,584	$18,983	$30,291
4/30/2024	$18,434	$17,774	$29,054
5/31/2024	$19,319	$18,605	$30,494
6/30/2024	$18,928	$18,291	$31,589
7/31/2024	$21,186	$20,520	$31,973
8/31/2024	$20,849	$20,135	$32,749
9/30/2024	$20,754	$20,148	$33,448
10/31/2024	$20,496	$19,833	$33,145
11/30/2024	$22,599	$21,746	$35,090
12/31/2024	$20,694	$19,934	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	9.92%	7.76%	7.54%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$411,317,850
  # of Portfolio Holdings1,458
  Total Advisory Fees Paid$1,642,875
  Portfolio Turnover Rate65%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	5.3%
Basic Materials	4.0%
Technology	4.1%
Energy	4.8%
Consumer, Non-Cyclical	9.4%
Consumer, Cyclical	11.9%
Industrial	23.1%
Financial	36.4%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the energy sector contributed to relative returns, as TechnipFMC, which makes subsea equipment for oil and gas exploration and production companies, generated strong earnings growth and increased its share repurchase commitment.

+ Performance benefited from an overweight position (relative to its benchmark index, the Russell 2000 Growth Index) in Zeta Global Holdings, an advertising software company that delivered strong revenue growth.

+ Relative performance benefited from an overweight position in Natera as the diagnostics company delivered strong earnings growth as their flagship prenatal tests saw record growth.

Top detractors from performance:

- Security selection within the technology, consumer cyclicals and industrials sectors detracted from relative returns.

- Not owning Super Micro Computer while it was in the benchmark index detracted from relative performance as its shares gained sharply on a surge in demand for the hardware that powers generative AI capabilities in data centers.

- Owning non-benchmark holding Five9 detracted from relative performance as the cloud-based contact center software company stock fell on lowered revenue growth outlook and concerns about AI’s long-term impact on the business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Growth (Class I)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,744	$9,772	$9,700
2/28/2015	$10,524	$10,475	$10,257
3/31/2015	$10,722	$10,663	$10,095
4/30/2015	$10,373	$10,349	$10,192
5/31/2015	$10,963	$10,730	$10,323
6/30/2015	$11,065	$10,874	$10,123
7/31/2015	$11,091	$10,918	$10,335
8/31/2015	$9,915	$10,091	$9,712
9/30/2015	$9,317	$9,453	$9,471
10/31/2015	$9,396	$9,990	$10,270
11/30/2015	$9,620	$10,356	$10,301
12/31/2015	$9,165	$9,862	$10,138
1/31/2016	$7,986	$8,793	$9,635
2/29/2016	$7,777	$8,731	$9,622
3/31/2016	$8,232	$9,400	$10,275
4/30/2016	$8,180	$9,494	$10,315
5/31/2016	$8,403	$9,750	$10,500
6/30/2016	$8,408	$9,705	$10,527
7/31/2016	$9,075	$10,339	$10,915
8/31/2016	$9,168	$10,449	$10,931
9/30/2016	$9,328	$10,600	$10,933
10/31/2016	$8,677	$9,941	$10,733
11/30/2016	$9,115	$10,830	$11,131
12/31/2016	$8,939	$10,978	$11,351
1/31/2017	$9,303	$11,156	$11,566
2/28/2017	$9,649	$11,430	$12,025
3/31/2017	$9,694	$11,565	$12,039
4/30/2017	$9,766	$11,778	$12,163
5/31/2017	$9,828	$11,671	$12,334
6/30/2017	$10,094	$12,073	$12,411
7/31/2017	$10,279	$12,176	$12,666
8/31/2017	$10,316	$12,161	$12,705
9/30/2017	$10,814	$12,823	$12,967
10/31/2017	$11,147	$13,022	$13,270
11/30/2017	$11,426	$13,396	$13,677
12/31/2017	$11,640	$13,411	$13,829
1/31/2018	$12,096	$13,934	$14,621
2/28/2018	$12,218	$13,538	$14,082
3/31/2018	$12,496	$13,720	$13,724
4/30/2018	$12,775	$13,733	$13,777
5/31/2018	$14,091	$14,598	$14,108
6/30/2018	$14,386	$14,712	$14,195
7/31/2018	$14,323	$14,965	$14,724
8/31/2018	$16,192	$15,897	$15,203
9/30/2018	$16,151	$15,525	$15,290
10/31/2018	$13,881	$13,560	$14,245
11/30/2018	$13,754	$13,772	$14,535
12/31/2018	$12,287	$12,163	$13,223
1/31/2019	$14,227	$13,568	$14,282
2/28/2019	$15,782	$14,444	$14,741
3/31/2019	$15,612	$14,248	$15,027
4/30/2019	$15,993	$14,682	$15,636
5/31/2019	$15,572	$13,593	$14,642
6/30/2019	$17,028	$14,640	$15,674
7/31/2019	$17,531	$14,783	$15,899
8/31/2019	$16,597	$14,145	$15,648
9/30/2019	$15,095	$14,029	$15,940
10/31/2019	$15,419	$14,428	$16,286
11/30/2019	$15,969	$15,278	$16,877
12/31/2019	$16,207	$15,628	$17,386
1/31/2020	$16,556	$15,456	$17,379
2/29/2020	$15,902	$14,340	$15,949
3/31/2020	$13,450	$11,601	$13,979
4/30/2020	$15,736	$13,329	$15,771
5/31/2020	$17,513	$14,589	$16,522
6/30/2020	$18,163	$15,149	$16,850
7/31/2020	$19,187	$15,670	$17,801
8/31/2020	$20,247	$16,589	$19,080
9/30/2020	$20,206	$16,234	$18,355
10/31/2020	$20,335	$16,357	$17,867
11/30/2020	$22,891	$19,241	$19,823
12/31/2020	$25,214	$21,040	$20,585
1/31/2021	$25,613	$22,054	$20,377
2/28/2021	$26,003	$22,782	$20,939
3/31/2021	$25,476	$22,066	$21,856
4/30/2021	$26,754	$22,547	$23,022
5/31/2021	$26,349	$21,903	$23,183
6/30/2021	$27,450	$22,930	$23,724
7/31/2021	$27,375	$22,095	$24,288
8/31/2021	$28,370	$22,496	$25,026
9/30/2021	$27,102	$21,634	$23,863
10/31/2021	$28,168	$22,647	$25,534
11/30/2021	$26,047	$21,541	$25,357
12/31/2021	$25,640	$21,636	$26,494
1/31/2022	$22,058	$18,736	$25,123
2/28/2022	$21,863	$18,818	$24,371
3/31/2022	$21,490	$18,904	$25,276
4/30/2022	$19,209	$16,585	$23,071
5/31/2022	$19,009	$16,272	$23,114
6/30/2022	$17,463	$15,264	$21,206
7/31/2022	$19,176	$16,973	$23,161
8/31/2022	$18,638	$16,814	$22,217
9/30/2022	$16,885	$15,301	$20,170
10/31/2022	$18,209	$16,754	$21,804
11/30/2022	$18,940	$17,026	$23,022
12/31/2022	$17,968	$15,933	$21,696
1/31/2023	$19,899	$17,518	$23,059
2/28/2023	$19,431	$17,329	$22,496
3/31/2023	$19,215	$16,901	$23,322
4/30/2023	$19,140	$16,705	$23,686
5/31/2023	$18,379	$16,708	$23,789
6/30/2023	$19,877	$18,093	$25,361
7/31/2023	$20,668	$18,939	$26,176
8/31/2023	$19,798	$17,953	$25,759
9/30/2023	$18,593	$16,769	$24,531
10/31/2023	$17,398	$15,476	$24,015
11/30/2023	$18,759	$16,885	$26,208
12/31/2023	$20,519	$18,906	$27,399
1/31/2024	$20,250	$18,300	$27,859
2/29/2024	$21,459	$19,787	$29,347
3/31/2024	$21,926	$20,340	$30,291
4/30/2024	$20,523	$18,774	$29,054
5/31/2024	$21,075	$19,779	$30,494
6/30/2024	$21,092	$19,746	$31,589
7/31/2024	$22,061	$21,363	$31,973
8/31/2024	$21,992	$21,126	$32,749
9/30/2024	$21,885	$21,407	$33,448
10/31/2024	$21,864	$21,123	$33,145
11/30/2024	$23,643	$23,713	$35,090
12/31/2024	$21,863	$21,772	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.55%	6.17%	8.14%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$405,895,209
  # of Portfolio Holdings113
  Total Advisory Fees Paid$2,221,807
  Portfolio Turnover Rate108%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
29.2%
Technology
22.7%
Industrial
19.1%
Financial
8.9%
Consumer, Cyclical
7.8%
Energy
6.4%
Others (each less than 3.0%)
6.0%
Other Assets & Liabilities, Net
(0.1%)
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	6.0%
Energy	6.4%
Consumer, Cyclical	7.8%
Financial	8.9%
Industrial	19.1%
Technology	22.7%
Consumer, Non-Cyclical	29.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the energy sector contributed to relative returns, as TechnipFMC, which makes subsea equipment for oil and gas exploration and production companies, generated strong earnings growth and increased its share repurchase commitment.

+ Performance benefited from an overweight position (relative to its benchmark index, the Russell 2000 Growth Index) in Zeta Global Holdings, an advertising software company that delivered strong revenue growth.

+ Relative performance benefited from an overweight position in Natera as the diagnostics company delivered strong earnings growth as their flagship prenatal tests saw record growth.

Top detractors from performance:

- Security selection within the technology, consumer cyclicals and industrials sectors detracted from relative returns.

- Not owning Super Micro Computer while it was in the benchmark index detracted from relative performance as its shares gained sharply on a surge in demand for the hardware that powers generative AI capabilities in data centers.

- Owning non-benchmark holding Five9 detracted from relative performance as the cloud-based contact center software company stock fell on lowered revenue growth outlook and concerns about AI’s long-term impact on the business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Growth (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,746	$9,772	$9,700
2/28/2015	$10,528	$10,475	$10,257
3/31/2015	$10,728	$10,663	$10,095
4/30/2015	$10,379	$10,349	$10,192
5/31/2015	$10,972	$10,730	$10,323
6/30/2015	$11,076	$10,874	$10,123
7/31/2015	$11,104	$10,918	$10,335
8/31/2015	$9,928	$10,091	$9,712
9/30/2015	$9,331	$9,453	$9,471
10/31/2015	$9,412	$9,990	$10,270
11/30/2015	$9,637	$10,356	$10,301
12/31/2015	$9,183	$9,862	$10,138
1/31/2016	$8,003	$8,793	$9,635
2/29/2016	$7,795	$8,731	$9,622
3/31/2016	$8,253	$9,400	$10,275
4/30/2016	$8,202	$9,494	$10,315
5/31/2016	$8,427	$9,750	$10,500
6/30/2016	$8,433	$9,705	$10,527
7/31/2016	$9,103	$10,339	$10,915
8/31/2016	$9,199	$10,449	$10,931
9/30/2016	$9,360	$10,600	$10,933
10/31/2016	$8,709	$9,941	$10,733
11/30/2016	$9,150	$10,830	$11,131
12/31/2016	$8,975	$10,978	$11,351
1/31/2017	$9,341	$11,156	$11,566
2/28/2017	$9,691	$11,430	$12,025
3/31/2017	$9,737	$11,565	$12,039
4/30/2017	$9,811	$11,778	$12,163
5/31/2017	$9,875	$11,671	$12,334
6/30/2017	$10,144	$12,073	$12,411
7/31/2017	$10,331	$12,176	$12,666
8/31/2017	$10,370	$12,161	$12,705
9/30/2017	$10,873	$12,823	$12,967
10/31/2017	$11,210	$13,022	$13,270
11/30/2017	$11,491	$13,396	$13,677
12/31/2017	$11,709	$13,411	$13,829
1/31/2018	$12,170	$13,934	$14,621
2/28/2018	$12,294	$13,538	$14,082
3/31/2018	$12,576	$13,720	$13,724
4/30/2018	$12,858	$13,733	$13,777
5/31/2018	$14,186	$14,598	$14,108
6/30/2018	$14,485	$14,712	$14,195
7/31/2018	$14,424	$14,965	$14,724
8/31/2018	$16,309	$15,897	$15,203
9/30/2018	$16,269	$15,525	$15,290
10/31/2018	$13,985	$13,560	$14,245
11/30/2018	$13,859	$13,772	$14,535
12/31/2018	$12,383	$12,163	$13,223
1/31/2019	$14,340	$13,568	$14,282
2/28/2019	$15,909	$14,444	$14,741
3/31/2019	$15,742	$14,248	$15,027
4/30/2019	$16,128	$14,682	$15,636
5/31/2019	$15,706	$13,593	$14,642
6/30/2019	$17,178	$14,640	$15,674
7/31/2019	$17,688	$14,783	$15,899
8/31/2019	$16,749	$14,145	$15,648
9/30/2019	$15,235	$14,029	$15,940
10/31/2019	$15,566	$14,428	$16,286
11/30/2019	$16,123	$15,278	$16,877
12/31/2019	$16,366	$15,628	$17,386
1/31/2020	$16,722	$15,456	$17,379
2/29/2020	$16,063	$14,340	$15,949
3/31/2020	$13,589	$11,601	$13,979
4/30/2020	$15,901	$13,329	$15,771
5/31/2020	$17,700	$14,589	$16,522
6/30/2020	$18,359	$15,149	$16,850
7/31/2020	$19,398	$15,670	$17,801
8/31/2020	$20,473	$16,589	$19,080
9/30/2020	$20,435	$16,234	$18,355
10/31/2020	$20,568	$16,357	$17,867
11/30/2020	$23,158	$19,241	$19,823
12/31/2020	$25,512	$21,040	$20,585
1/31/2021	$25,921	$22,054	$20,377
2/28/2021	$26,320	$22,782	$20,939
3/31/2021	$25,790	$22,066	$21,856
4/30/2021	$27,088	$22,547	$23,022
5/31/2021	$26,683	$21,903	$23,183
6/30/2021	$27,803	$22,930	$23,724
7/31/2021	$27,731	$22,095	$24,288
8/31/2021	$28,744	$22,496	$25,026
9/30/2021	$27,464	$21,634	$23,863
10/31/2021	$28,548	$22,647	$25,534
11/30/2021	$26,404	$21,541	$25,357
12/31/2021	$25,995	$21,636	$26,494
1/31/2022	$22,367	$18,736	$25,123
2/28/2022	$22,173	$18,818	$24,371
3/31/2022	$21,799	$18,904	$25,276
4/30/2022	$19,489	$16,585	$23,071
5/31/2022	$19,288	$16,272	$23,114
6/30/2022	$17,723	$15,264	$21,206
7/31/2022	$19,465	$16,973	$23,161
8/31/2022	$18,922	$16,814	$22,217
9/30/2022	$17,145	$15,301	$20,170
10/31/2022	$18,492	$16,754	$21,804
11/30/2022	$19,238	$17,026	$23,022
12/31/2022	$18,254	$15,933	$21,696
1/31/2023	$20,219	$17,518	$23,059
2/28/2023	$19,746	$17,329	$22,496
3/31/2023	$19,530	$16,901	$23,322
4/30/2023	$19,457	$16,705	$23,686
5/31/2023	$18,687	$16,708	$23,789
6/30/2023	$20,213	$18,093	$25,361
7/31/2023	$21,021	$18,939	$26,176
8/31/2023	$20,140	$17,953	$25,759
9/30/2023	$18,917	$16,769	$24,531
10/31/2023	$17,704	$15,476	$24,015
11/30/2023	$19,092	$16,885	$26,208
12/31/2023	$20,887	$18,906	$27,399
1/31/2024	$20,617	$18,300	$27,859
2/29/2024	$21,851	$19,787	$29,347
3/31/2024	$22,330	$20,340	$30,291
4/30/2024	$20,905	$18,774	$29,054
5/31/2024	$21,470	$19,779	$30,494
6/30/2024	$21,491	$19,746	$31,589
7/31/2024	$22,483	$21,363	$31,973
8/31/2024	$22,416	$21,126	$32,749
9/30/2024	$22,311	$21,407	$33,448
10/31/2024	$22,293	$21,123	$33,145
11/30/2024	$24,111	$23,713	$35,090
12/31/2024	$22,299	$21,772	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.76%	6.38%	8.35%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$405,895,209
  # of Portfolio Holdings113
  Total Advisory Fees Paid$2,221,807
  Portfolio Turnover Rate108%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	6.0%
Energy	6.4%
Consumer, Cyclical	7.8%
Financial	8.9%
Industrial	19.1%
Technology	22.7%
Consumer, Non-Cyclical	29.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Technology Sector Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.56%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the Information Technology, Industrials and Financial sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the Energy, Materials and Utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Index (Class I)	Russell 2000® Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,674	$9,678	$9,700
2/28/2015	$10,245	$10,253	$10,257
3/31/2015	$10,418	$10,432	$10,095
4/30/2015	$10,145	$10,165	$10,192
5/31/2015	$10,372	$10,398	$10,323
6/30/2015	$10,447	$10,475	$10,123
7/31/2015	$10,320	$10,354	$10,335
8/31/2015	$9,663	$9,703	$9,712
9/30/2015	$9,187	$9,227	$9,471
10/31/2015	$9,702	$9,747	$10,270
11/30/2015	$10,015	$10,064	$10,301
12/31/2015	$9,507	$9,559	$10,138
1/31/2016	$8,667	$8,718	$9,635
2/29/2016	$8,665	$8,718	$9,622
3/31/2016	$9,353	$9,413	$10,275
4/30/2016	$9,496	$9,561	$10,315
5/31/2016	$9,704	$9,777	$10,500
6/30/2016	$9,695	$9,770	$10,527
7/31/2016	$10,270	$10,354	$10,915
8/31/2016	$10,446	$10,537	$10,931
9/30/2016	$10,558	$10,654	$10,933
10/31/2016	$10,052	$10,148	$10,733
11/30/2016	$11,168	$11,279	$11,131
12/31/2016	$11,472	$11,595	$11,351
1/31/2017	$11,514	$11,641	$11,566
2/28/2017	$11,731	$11,866	$12,025
3/31/2017	$11,744	$11,881	$12,039
4/30/2017	$11,869	$12,012	$12,163
5/31/2017	$11,619	$11,767	$12,334
6/30/2017	$12,014	$12,174	$12,411
7/31/2017	$12,098	$12,264	$12,666
8/31/2017	$11,939	$12,108	$12,705
9/30/2017	$12,680	$12,864	$12,967
10/31/2017	$12,782	$12,974	$13,270
11/30/2017	$13,145	$13,348	$13,677
12/31/2017	$13,085	$13,294	$13,829
1/31/2018	$13,421	$13,641	$14,621
2/28/2018	$12,896	$13,113	$14,082
3/31/2018	$13,055	$13,283	$13,724
4/30/2018	$13,163	$13,397	$13,777
5/31/2018	$13,956	$14,211	$14,108
6/30/2018	$14,046	$14,312	$14,195
7/31/2018	$14,283	$14,562	$14,724
8/31/2018	$14,895	$15,190	$15,203
9/30/2018	$14,529	$14,824	$15,290
10/31/2018	$12,946	$13,214	$14,245
11/30/2018	$13,145	$13,424	$14,535
12/31/2018	$11,574	$11,830	$13,223
1/31/2019	$12,870	$13,160	$14,282
2/28/2019	$13,533	$13,845	$14,741
3/31/2019	$13,241	$13,555	$15,027
4/30/2019	$13,684	$14,015	$15,636
5/31/2019	$12,615	$12,925	$14,642
6/30/2019	$13,499	$13,839	$15,674
7/31/2019	$13,570	$13,918	$15,899
8/31/2019	$12,892	$13,231	$15,648
9/30/2019	$13,155	$13,507	$15,940
10/31/2019	$13,496	$13,862	$16,286
11/30/2019	$14,046	$14,433	$16,877
12/31/2019	$14,443	$14,849	$17,386
1/31/2020	$13,971	$14,373	$17,379
2/29/2020	$12,788	$13,163	$15,949
3/31/2020	$9,995	$10,303	$13,979
4/30/2020	$11,361	$11,718	$15,771
5/31/2020	$12,099	$12,481	$16,522
6/30/2020	$12,517	$12,922	$16,850
7/31/2020	$12,857	$13,280	$17,801
8/31/2020	$13,578	$14,028	$19,080
9/30/2020	$13,120	$13,559	$18,355
10/31/2020	$13,389	$13,843	$17,867
11/30/2020	$15,849	$16,395	$19,823
12/31/2020	$17,210	$17,813	$20,585
1/31/2021	$18,074	$18,709	$20,377
2/28/2021	$19,193	$19,876	$20,939
3/31/2021	$19,380	$20,075	$21,856
4/30/2021	$19,785	$20,497	$23,022
5/31/2021	$19,809	$20,539	$23,183
6/30/2021	$20,182	$20,937	$23,724
7/31/2021	$19,444	$20,181	$24,288
8/31/2021	$19,870	$20,632	$25,026
9/30/2021	$19,277	$20,024	$23,863
10/31/2021	$20,090	$20,876	$25,534
11/30/2021	$19,242	$20,006	$25,357
12/31/2021	$19,660	$20,453	$26,494
1/31/2022	$17,762	$18,484	$25,123
2/28/2022	$17,944	$18,681	$24,371
3/31/2022	$18,160	$18,914	$25,276
4/30/2022	$16,354	$17,039	$23,071
5/31/2022	$16,374	$17,065	$23,114
6/30/2022	$15,017	$15,661	$21,206
7/31/2022	$16,575	$17,296	$23,161
8/31/2022	$16,228	$16,942	$22,217
9/30/2022	$14,665	$15,319	$20,170
10/31/2022	$16,274	$17,005	$21,804
11/30/2022	$16,646	$17,402	$23,022
12/31/2022	$15,559	$16,273	$21,696
1/31/2023	$17,071	$17,859	$23,059
2/28/2023	$16,777	$17,557	$22,496
3/31/2023	$15,970	$16,718	$23,322
4/30/2023	$15,675	$16,418	$23,686
5/31/2023	$15,526	$16,266	$23,789
6/30/2023	$16,774	$17,589	$25,361
7/31/2023	$17,781	$18,664	$26,176
8/31/2023	$16,880	$17,731	$25,759
9/30/2023	$15,877	$16,687	$24,531
10/31/2023	$14,789	$15,549	$24,015
11/30/2023	$16,121	$16,956	$26,208
12/31/2023	$18,079	$19,028	$27,399
1/31/2024	$17,369	$18,288	$27,859
2/29/2024	$18,341	$19,322	$29,347
3/31/2024	$18,987	$20,013	$30,291
4/30/2024	$17,643	$18,605	$29,054
5/31/2024	$18,520	$19,538	$30,494
6/30/2024	$18,339	$19,357	$31,589
7/31/2024	$20,188	$21,324	$31,973
8/31/2024	$19,877	$21,006	$32,749
9/30/2024	$20,006	$21,152	$33,448
10/31/2024	$19,705	$20,847	$33,145
11/30/2024	$21,856	$23,134	$35,090
12/31/2024	$20,038	$21,223	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.84%	6.77%	7.20%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$698,464,963
  # of Portfolio Holdings1,972
  Total Advisory Fees Paid$2,245,742
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
24.6%
Consumer, Non-Cyclical
22.9%
Industrial
16.2%
Consumer, Cyclical
10.9%
Technology
10.1%
Energy
5.1%
Communications
4.3%
Basic Materials
3.2%
Others (each less than 3.0%)
2.7%
Derivatives
(0.1%)
Other Assets & Liabilities, Net
0.1%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	2.7%
Basic Materials	3.2%
Communications	4.3%
Energy	5.1%
Technology	10.1%
Consumer, Cyclical	10.9%
Industrial	16.2%
Consumer, Non-Cyclical	22.9%
Financial	24.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.36%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the Information Technology, Industrials and Financial sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the Energy, Materials and Utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Index (Class P)	Russell 2000® Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,675	$9,678	$9,700
2/28/2015	$10,248	$10,253	$10,257
3/31/2015	$10,423	$10,432	$10,095
4/30/2015	$10,152	$10,165	$10,192
5/31/2015	$10,381	$10,398	$10,323
6/30/2015	$10,457	$10,475	$10,123
7/31/2015	$10,332	$10,354	$10,335
8/31/2015	$9,676	$9,703	$9,712
9/30/2015	$9,200	$9,227	$9,471
10/31/2015	$9,718	$9,747	$10,270
11/30/2015	$10,033	$10,064	$10,301
12/31/2015	$9,526	$9,559	$10,138
1/31/2016	$8,686	$8,718	$9,635
2/29/2016	$8,685	$8,718	$9,622
3/31/2016	$9,376	$9,413	$10,275
4/30/2016	$9,521	$9,561	$10,315
5/31/2016	$9,732	$9,777	$10,500
6/30/2016	$9,724	$9,770	$10,527
7/31/2016	$10,302	$10,354	$10,915
8/31/2016	$10,481	$10,537	$10,931
9/30/2016	$10,595	$10,654	$10,933
10/31/2016	$10,089	$10,148	$10,733
11/30/2016	$11,211	$11,279	$11,131
12/31/2016	$11,518	$11,595	$11,351
1/31/2017	$11,562	$11,641	$11,566
2/28/2017	$11,781	$11,866	$12,025
3/31/2017	$11,796	$11,881	$12,039
4/30/2017	$11,924	$12,012	$12,163
5/31/2017	$11,675	$11,767	$12,334
6/30/2017	$12,073	$12,174	$12,411
7/31/2017	$12,160	$12,264	$12,666
8/31/2017	$12,003	$12,108	$12,705
9/30/2017	$12,749	$12,864	$12,967
10/31/2017	$12,854	$12,974	$13,270
11/30/2017	$13,221	$13,348	$13,677
12/31/2017	$13,164	$13,294	$13,829
1/31/2018	$13,504	$13,641	$14,621
2/28/2018	$12,978	$13,113	$14,082
3/31/2018	$13,140	$13,283	$13,724
4/30/2018	$13,251	$13,397	$13,777
5/31/2018	$14,051	$14,211	$14,108
6/30/2018	$14,144	$14,312	$14,195
7/31/2018	$14,385	$14,562	$14,724
8/31/2018	$15,004	$15,190	$15,203
9/30/2018	$14,638	$14,824	$15,290
10/31/2018	$13,045	$13,214	$14,245
11/30/2018	$13,248	$13,424	$14,535
12/31/2018	$11,666	$11,830	$13,223
1/31/2019	$12,974	$13,160	$14,282
2/28/2019	$13,645	$13,845	$14,741
3/31/2019	$13,353	$13,555	$15,027
4/30/2019	$13,802	$14,015	$15,636
5/31/2019	$12,726	$12,925	$14,642
6/30/2019	$13,620	$13,839	$15,674
7/31/2019	$13,694	$13,918	$15,899
8/31/2019	$13,013	$13,231	$15,648
9/30/2019	$13,279	$13,507	$15,940
10/31/2019	$13,626	$13,862	$16,286
11/30/2019	$14,184	$14,433	$16,877
12/31/2019	$14,588	$14,849	$17,386
1/31/2020	$14,113	$14,373	$17,379
2/29/2020	$12,920	$13,163	$15,949
3/31/2020	$10,100	$10,303	$13,979
4/30/2020	$11,483	$11,718	$15,771
5/31/2020	$12,230	$12,481	$16,522
6/30/2020	$12,654	$12,922	$16,850
7/31/2020	$13,000	$13,280	$17,801
8/31/2020	$13,732	$14,028	$19,080
9/30/2020	$13,271	$13,559	$18,355
10/31/2020	$13,546	$13,843	$17,867
11/30/2020	$16,036	$16,395	$19,823
12/31/2020	$17,417	$17,813	$20,585
1/31/2021	$18,294	$18,709	$20,377
2/28/2021	$19,430	$19,876	$20,939
3/31/2021	$19,622	$20,075	$21,856
4/30/2021	$20,035	$20,497	$23,022
5/31/2021	$20,064	$20,539	$23,183
6/30/2021	$20,445	$20,937	$23,724
7/31/2021	$19,700	$20,181	$24,288
8/31/2021	$20,135	$20,632	$25,026
9/30/2021	$19,538	$20,024	$23,863
10/31/2021	$20,365	$20,876	$25,534
11/30/2021	$19,509	$20,006	$25,357
12/31/2021	$19,936	$20,453	$26,494
1/31/2022	$18,014	$18,484	$25,123
2/28/2022	$18,202	$18,681	$24,371
3/31/2022	$18,423	$18,914	$25,276
4/30/2022	$16,594	$17,039	$23,071
5/31/2022	$16,617	$17,065	$23,114
6/30/2022	$15,243	$15,661	$21,206
7/31/2022	$16,827	$17,296	$23,161
8/31/2022	$16,477	$16,942	$22,217
9/30/2022	$14,893	$15,319	$20,170
10/31/2022	$16,530	$17,005	$21,804
11/30/2022	$16,911	$17,402	$23,022
12/31/2022	$15,809	$16,273	$21,696
1/31/2023	$17,349	$17,859	$23,059
2/28/2023	$17,052	$17,557	$22,496
3/31/2023	$16,235	$16,718	$23,322
4/30/2023	$15,937	$16,418	$23,686
5/31/2023	$15,788	$16,266	$23,789
6/30/2023	$17,060	$17,589	$25,361
7/31/2023	$18,088	$18,664	$26,176
8/31/2023	$17,174	$17,731	$25,759
9/30/2023	$16,157	$16,687	$24,531
10/31/2023	$15,052	$15,549	$24,015
11/30/2023	$16,410	$16,956	$26,208
12/31/2023	$18,406	$19,028	$27,399
1/31/2024	$17,686	$18,288	$27,859
2/29/2024	$18,679	$19,322	$29,347
3/31/2024	$19,341	$20,013	$30,291
4/30/2024	$17,975	$18,605	$29,054
5/31/2024	$18,871	$19,538	$30,494
6/30/2024	$18,689	$19,357	$31,589
7/31/2024	$20,578	$21,324	$31,973
8/31/2024	$20,263	$21,006	$32,749
9/30/2024	$20,398	$21,152	$33,448
10/31/2024	$20,096	$20,847	$33,145
11/30/2024	$22,293	$23,134	$35,090
12/31/2024	$20,442	$21,223	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	11.06%	6.98%	7.41%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$698,464,963
  # of Portfolio Holdings1,972
  Total Advisory Fees Paid$2,245,742
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	2.7%
Basic Materials	3.2%
Communications	4.3%
Energy	5.1%
Technology	10.1%
Consumer, Cyclical	10.9%
Industrial	16.2%
Consumer, Non-Cyclical	22.9%
Financial	24.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.70%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$94,294,798
  # of Portfolio Holdings244
  Total Advisory Fees Paid$38,147
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
48.8%
Short-Term Investments
28.7%
U.S. Treasury Obligations
10.4%
Asset-Backed Securities
7.4%
Others (each less than 3.0%)
2.5%
Derivatives
(5.9%)
Other Assets and Liabilities, Net
8.1%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	8.1%
Derivatives	(5.9%)
Others (each less than 3.0%)	2.5%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	10.4%
Short-Term Investments	28.7%
Corporate Bonds & Notes	48.8%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$94,294,798
  # of Portfolio Holdings244
  Total Advisory Fees Paid$38,147
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	8.1%
Derivatives	(5.9%)
Others (each less than 3.0%)	2.5%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	10.4%
Short-Term Investments	28.7%
Corporate Bonds & Notes	48.8%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

What affected Fund performance during the reporting period?

American Century Investment Management, Inc., through its division Avantis Investors (“Avantis”) assumed management of the Fund from AllianceBernstein L.P. (“AB”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Avantis

Top contributors to performance:

+ A higher allocation (relative to the benchmark index, the Russell 2000 Value Index) to stocks trading at lower price-to-book ratios contributed to performance.

+ From a sector standpoint, a lower allocation to health care companies contributed.

Top detractors from performance:

- Overweight positions in the energy and consumer discretionary sectors weighed on relative results.

- Not holding real estate investment trusts detracted from relative results.

AB

Top contributors to performance:

+ Aerospace materials firm ATI, Inc. contributed to performance as its stock price rose as the result of financial results, better than-expected sales, and share repurchase.

+ Encore Wire added to performance after announcing an agreement to be purchased by Prysmian Group.

Top detractors from performance:

- Shares of telecommunications company Calix detracted as the company reported lower guidance driven by a number of customers who had paused their purchases.

- Integra Lifesciences detracted after the medical device company offered weaker guidance driven by supply chain bottlenecks.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Value (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,574	$9,584	$9,700
2/28/2015	$10,189	$10,029	$10,257
3/31/2015	$10,372	$10,198	$10,095
4/30/2015	$10,185	$9,980	$10,192
5/31/2015	$10,337	$10,063	$10,323
6/30/2015	$10,208	$10,076	$10,123
7/31/2015	$10,020	$9,798	$10,335
8/31/2015	$9,583	$9,317	$9,712
9/30/2015	$9,244	$8,994	$9,471
10/31/2015	$9,812	$9,498	$10,270
11/30/2015	$10,130	$9,768	$10,301
12/31/2015	$9,566	$9,253	$10,138
1/31/2016	$8,968	$8,632	$9,635
2/29/2016	$9,145	$8,690	$9,622
3/31/2016	$9,970	$9,411	$10,275
4/30/2016	$10,034	$9,610	$10,315
5/31/2016	$10,147	$9,786	$10,500
6/30/2016	$9,994	$9,816	$10,527
7/31/2016	$10,589	$10,346	$10,915
8/31/2016	$10,862	$10,603	$10,931
9/30/2016	$10,925	$10,686	$10,933
10/31/2016	$10,638	$10,335	$10,733
11/30/2016	$12,088	$11,707	$11,131
12/31/2016	$12,398	$12,190	$11,351
1/31/2017	$12,407	$12,103	$11,566
2/28/2017	$12,471	$12,278	$12,025
3/31/2017	$12,365	$12,174	$12,039
4/30/2017	$12,374	$12,222	$12,163
5/31/2017	$12,107	$11,842	$12,334
6/30/2017	$12,356	$12,256	$12,411
7/31/2017	$12,513	$12,333	$12,666
8/31/2017	$11,976	$12,030	$12,705
9/30/2017	$12,970	$12,882	$12,967
10/31/2017	$13,143	$12,899	$13,270
11/30/2017	$13,480	$13,272	$13,677
12/31/2017	$13,471	$13,146	$13,829
1/31/2018	$13,671	$13,308	$14,621
2/28/2018	$12,965	$12,642	$14,082
3/31/2018	$13,151	$12,799	$13,724
4/30/2018	$13,441	$13,020	$13,777
5/31/2018	$13,933	$13,778	$14,108
6/30/2018	$13,949	$13,861	$14,195
7/31/2018	$14,131	$14,106	$14,724
8/31/2018	$14,394	$14,442	$15,203
9/30/2018	$14,108	$14,084	$15,290
10/31/2018	$12,681	$12,823	$14,245
11/30/2018	$12,863	$13,029	$14,535
12/31/2018	$11,276	$11,455	$13,223
1/31/2019	$12,617	$12,707	$14,282
2/28/2019	$13,028	$13,201	$14,741
3/31/2019	$12,594	$12,821	$15,027
4/30/2019	$13,091	$13,306	$15,636
5/31/2019	$11,985	$12,219	$14,642
6/30/2019	$12,943	$12,997	$15,674
7/31/2019	$13,136	$13,018	$15,899
8/31/2019	$12,256	$12,291	$15,648
9/30/2019	$12,825	$12,923	$15,940
10/31/2019	$12,968	$13,236	$16,286
11/30/2019	$13,451	$13,545	$16,877
12/31/2019	$13,823	$14,020	$17,386
1/31/2020	$13,073	$13,263	$17,379
2/29/2020	$11,659	$11,975	$15,949
3/31/2020	$8,587	$9,020	$13,979
4/30/2020	$9,842	$10,133	$15,771
5/31/2020	$10,184	$10,424	$16,522
6/30/2020	$10,417	$10,726	$16,850
7/31/2020	$10,702	$10,947	$17,801
8/31/2020	$11,068	$11,536	$19,080
9/30/2020	$10,564	$11,000	$18,355
10/31/2020	$11,105	$11,393	$17,867
11/30/2020	$13,111	$13,593	$19,823
12/31/2020	$14,298	$14,669	$20,585
1/31/2021	$14,729	$15,441	$20,377
2/28/2021	$16,831	$16,892	$20,939
3/31/2021	$17,953	$17,775	$21,856
4/30/2021	$18,595	$18,134	$23,022
5/31/2021	$19,238	$18,698	$23,183
6/30/2021	$18,520	$18,585	$23,724
7/31/2021	$18,042	$17,920	$24,288
8/31/2021	$18,557	$18,400	$25,026
9/30/2021	$18,413	$18,031	$23,863
10/31/2021	$19,093	$18,719	$25,534
11/30/2021	$18,395	$18,079	$25,357
12/31/2021	$19,389	$18,816	$26,494
1/31/2022	$18,487	$17,719	$25,123
2/28/2022	$18,624	$18,013	$24,371
3/31/2022	$18,316	$18,365	$25,276
4/30/2022	$16,858	$16,940	$23,071
5/31/2022	$17,269	$17,265	$23,114
6/30/2022	$15,479	$15,559	$21,206
7/31/2022	$17,041	$17,066	$23,161
8/31/2022	$16,278	$16,526	$22,217
9/30/2022	$14,667	$14,842	$20,170
10/31/2022	$16,623	$16,711	$21,804
11/30/2022	$17,167	$17,221	$23,022
12/31/2022	$16,130	$16,091	$21,696
1/31/2023	$17,644	$17,627	$23,059
2/28/2023	$17,376	$17,220	$22,496
3/31/2023	$16,039	$15,986	$23,322
4/30/2023	$15,449	$15,587	$23,686
5/31/2023	$14,833	$15,280	$23,789
6/30/2023	$16,095	$16,494	$25,361
7/31/2023	$17,020	$17,739	$26,176
8/31/2023	$16,304	$16,885	$25,759
9/30/2023	$15,393	$16,006	$24,531
10/31/2023	$14,431	$15,051	$24,015
11/30/2023	$15,540	$16,406	$26,208
12/31/2023	$17,344	$18,448	$27,399
1/31/2024	$16,589	$17,610	$27,859
2/29/2024	$17,119	$18,186	$29,347
3/31/2024	$18,004	$18,983	$30,291
4/30/2024	$16,712	$17,774	$29,054
5/31/2024	$17,535	$18,605	$30,494
6/30/2024	$16,998	$18,291	$31,589
7/31/2024	$18,833	$20,520	$31,973
8/31/2024	$18,146	$20,135	$32,749
9/30/2024	$18,236	$20,148	$33,448
10/31/2024	$17,989	$19,833	$33,145
11/30/2024	$20,027	$21,746	$35,090
12/31/2024	$18,417	$19,934	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.18%	5.91%	6.30%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$348,023,388
  # of Portfolio Holdings550
  Total Advisory Fees Paid$1,909,741
  Portfolio Turnover Rate124%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
30.3%
Consumer, Cyclical
18.3%
Industrial
18.0%
Energy
14.9%
Consumer, Non-Cyclical
9.2%
Communications
4.0%
Basic Materials
3.6%
Others (each less than 3.0%)
1.4%
Other Assets & Liabilities, Net
0.3%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.3%
Others (each less than 3.0%)	1.4%
Basic Materials	3.6%
Communications	4.0%
Consumer, Non-Cyclical	9.2%
Energy	14.9%
Industrial	18.0%
Consumer, Cyclical	18.3%
Financial	30.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.

          * Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.68%

What affected Fund performance during the reporting period?

American Century Investment Management, Inc., through its division Avantis Investors (“Avantis”) assumed management of the Fund from AllianceBernstein L.P. (“AB”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Avantis

Top contributors to performance:

+ A higher allocation (relative to the benchmark index, the Russell 2000 Value Index) to stocks trading at lower price-to-book ratios contributed to performance.

+ From a sector standpoint, a lower allocation to health care companies contributed.

Top detractors from performance:

- Overweight positions in the energy and consumer discretionary sectors weighed on relative results.

- Not holding real estate investment trusts detracted from relative results.

AB

Top contributors to performance:

+ Aerospace materials firm ATI, Inc. contributed to performance as its stock price rose as the result of financial results, better than-expected sales, and share repurchase.

+ Encore Wire added to performance after announcing an agreement to be purchased by Prysmian Group.

Top detractors from performance:

- Shares of telecommunications company Calix detracted as the company reported lower guidance driven by a number of customers who had paused their purchases.

- Integra Lifesciences detracted after the medical device company offered weaker guidance driven by supply chain bottlenecks.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Value (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,575	$9,584	$9,700
2/28/2015	$10,192	$10,029	$10,257
3/31/2015	$10,377	$10,198	$10,095
4/30/2015	$10,192	$9,980	$10,192
5/31/2015	$10,346	$10,063	$10,323
6/30/2015	$10,218	$10,076	$10,123
7/31/2015	$10,031	$9,798	$10,335
8/31/2015	$9,596	$9,317	$9,712
9/30/2015	$9,258	$8,994	$9,471
10/31/2015	$9,829	$9,498	$10,270
11/30/2015	$10,148	$9,768	$10,301
12/31/2015	$9,585	$9,253	$10,138
1/31/2016	$8,988	$8,632	$9,635
2/29/2016	$9,166	$8,690	$9,622
3/31/2016	$9,995	$9,411	$10,275
4/30/2016	$10,060	$9,610	$10,315
5/31/2016	$10,175	$9,786	$10,500
6/30/2016	$10,024	$9,816	$10,527
7/31/2016	$10,622	$10,346	$10,915
8/31/2016	$10,898	$10,603	$10,931
9/30/2016	$10,963	$10,686	$10,933
10/31/2016	$10,677	$10,335	$10,733
11/30/2016	$12,134	$11,707	$11,131
12/31/2016	$12,447	$12,190	$11,351
1/31/2017	$12,458	$12,103	$11,566
2/28/2017	$12,524	$12,278	$12,025
3/31/2017	$12,420	$12,174	$12,039
4/30/2017	$12,431	$12,222	$12,163
5/31/2017	$12,165	$11,842	$12,334
6/30/2017	$12,417	$12,256	$12,411
7/31/2017	$12,577	$12,333	$12,666
8/31/2017	$12,040	$12,030	$12,705
9/30/2017	$13,041	$12,882	$12,967
10/31/2017	$13,218	$12,899	$13,270
11/30/2017	$13,558	$13,272	$13,677
12/31/2017	$13,551	$13,146	$13,829
1/31/2018	$13,755	$13,308	$14,621
2/28/2018	$13,047	$12,642	$14,082
3/31/2018	$13,236	$12,799	$13,724
4/30/2018	$13,530	$13,020	$13,777
5/31/2018	$14,027	$13,778	$14,108
6/30/2018	$14,046	$13,861	$14,195
7/31/2018	$14,232	$14,106	$14,724
8/31/2018	$14,499	$14,442	$15,203
9/30/2018	$14,213	$14,084	$15,290
10/31/2018	$12,777	$12,823	$14,245
11/30/2018	$12,964	$13,029	$14,535
12/31/2018	$11,366	$11,455	$13,223
1/31/2019	$12,719	$12,707	$14,282
2/28/2019	$13,136	$13,201	$14,741
3/31/2019	$12,700	$12,821	$15,027
4/30/2019	$13,204	$13,306	$15,636
5/31/2019	$12,090	$12,219	$14,642
6/30/2019	$13,059	$12,997	$15,674
7/31/2019	$13,256	$13,018	$15,899
8/31/2019	$12,370	$12,291	$15,648
9/30/2019	$12,947	$12,923	$15,940
10/31/2019	$13,093	$13,236	$16,286
11/30/2019	$13,583	$13,545	$16,877
12/31/2019	$13,961	$14,020	$17,386
1/31/2020	$13,206	$13,263	$17,379
2/29/2020	$11,779	$11,975	$15,949
3/31/2020	$8,677	$9,020	$13,979
4/30/2020	$9,947	$10,133	$15,771
5/31/2020	$10,294	$10,424	$16,522
6/30/2020	$10,531	$10,726	$16,850
7/31/2020	$10,821	$10,947	$17,801
8/31/2020	$11,193	$11,536	$19,080
9/30/2020	$10,686	$11,000	$18,355
10/31/2020	$11,235	$11,393	$17,867
11/30/2020	$13,266	$13,593	$19,823
12/31/2020	$14,470	$14,669	$20,585
1/31/2021	$14,908	$15,441	$20,377
2/28/2021	$17,038	$16,892	$20,939
3/31/2021	$18,178	$17,775	$21,856
4/30/2021	$18,830	$18,134	$23,022
5/31/2021	$19,485	$18,698	$23,183
6/30/2021	$18,761	$18,585	$23,724
7/31/2021	$18,279	$17,920	$24,288
8/31/2021	$18,805	$18,400	$25,026
9/30/2021	$18,661	$18,031	$23,863
10/31/2021	$19,355	$18,719	$25,534
11/30/2021	$18,650	$18,079	$25,357
12/31/2021	$19,661	$18,816	$26,494
1/31/2022	$18,749	$17,719	$25,123
2/28/2022	$18,892	$18,013	$24,371
3/31/2022	$18,582	$18,365	$25,276
4/30/2022	$17,105	$16,940	$23,071
5/31/2022	$17,526	$17,265	$23,114
6/30/2022	$15,712	$15,559	$21,206
7/31/2022	$17,300	$17,066	$23,161
8/31/2022	$16,528	$16,526	$22,217
9/30/2022	$14,895	$14,842	$20,170
10/31/2022	$16,884	$16,711	$21,804
11/30/2022	$17,440	$17,221	$23,022
12/31/2022	$16,389	$16,091	$21,696
1/31/2023	$17,931	$17,627	$23,059
2/28/2023	$17,661	$17,220	$22,496
3/31/2023	$16,305	$15,986	$23,322
4/30/2023	$15,707	$15,587	$23,686
5/31/2023	$15,084	$15,280	$23,789
6/30/2023	$16,370	$16,494	$25,361
7/31/2023	$17,313	$17,739	$26,176
8/31/2023	$16,588	$16,885	$25,759
9/30/2023	$15,663	$16,006	$24,531
10/31/2023	$14,687	$15,051	$24,015
11/30/2023	$15,819	$16,406	$26,208
12/31/2023	$17,658	$18,448	$27,399
1/31/2024	$16,892	$17,610	$27,859
2/29/2024	$17,435	$18,186	$29,347
3/31/2024	$18,338	$18,983	$30,291
4/30/2024	$17,026	$17,774	$29,054
5/31/2024	$17,867	$18,605	$30,494
6/30/2024	$17,323	$18,291	$31,589
7/31/2024	$19,196	$20,520	$31,973
8/31/2024	$18,499	$20,135	$32,749
9/30/2024	$18,594	$20,148	$33,448
10/31/2024	$18,345	$19,833	$33,145
11/30/2024	$20,427	$21,746	$35,090
12/31/2024	$18,787	$19,934	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.40%	6.12%	6.51%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$348,023,388
  # of Portfolio Holdings550
  Total Advisory Fees Paid$1,909,741
  Portfolio Turnover Rate124%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.3%
Others (each less than 3.0%)	1.4%
Basic Materials	3.6%
Communications	4.0%
Consumer, Non-Cyclical	9.2%
Energy	14.9%
Industrial	18.0%
Consumer, Cyclical	18.3%
Financial	30.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.17% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definitions of a small-capitalization company and a U.S. company were modified.

          * Effective May 1, 2024, American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.88%

What affected Fund performance during the reporting period?

Putnam Investment Management, LLC (“Putnam”) assumed management of the Fund from American Century Investment Management, Inc. (“ACIM”) on November 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Putnam

Top contributors to performance:

+ Security selection within the financials, utilities, and industrials sectors contributed to relative results.

+ An underweight positioning (relative to the benchmark index, the Russell 1000 Value Index) in the real estate sector contributed to performance.

Top detractors from performance:

- Sector allocation decisions including an overweight to materials and an underweight to financials detracted.

- Security selection in information technology, consumer discretionary, and energy sectors detracted.

ACIM

Top contributors to performance:

+ An overweight to Allstate Corp was a key contributor to performance as the insurance company improved its profitability after implementing policy increases.

+ Not holding Intel helped performance as the shares of the semiconductor company underperformed after the company provided a weaker data center and foundry outlook.

Top detractors from performance:

- Xcel Energy detracted from performance after disclosing its equipment contributed to a wildfire in Texas, exposing the company to liability.

- Roche Holding detracted as the Switzerland-based pharmaceutical company underperformed after it decreased its guidance due to currency headwinds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,496	$9,600	$9,700
2/28/2015	$10,107	$10,065	$10,257
3/31/2015	$9,989	$9,928	$10,095
4/30/2015	$10,241	$10,021	$10,192
5/31/2015	$10,277	$10,141	$10,323
6/30/2015	$10,081	$9,939	$10,123
7/31/2015	$10,114	$9,982	$10,335
8/31/2015	$9,377	$9,388	$9,712
9/30/2015	$8,970	$9,104	$9,471
10/31/2015	$9,717	$9,791	$10,270
11/30/2015	$9,771	$9,829	$10,301
12/31/2015	$9,395	$9,617	$10,138
1/31/2016	$8,679	$9,120	$9,635
2/29/2016	$8,581	$9,118	$9,622
3/31/2016	$9,208	$9,775	$10,275
4/30/2016	$9,509	$9,980	$10,315
5/31/2016	$9,526	$10,135	$10,500
6/30/2016	$9,379	$10,223	$10,527
7/31/2016	$9,759	$10,520	$10,915
8/31/2016	$10,014	$10,601	$10,931
9/30/2016	$10,022	$10,579	$10,933
10/31/2016	$9,937	$10,415	$10,733
11/30/2016	$10,838	$11,010	$11,131
12/31/2016	$11,039	$11,285	$11,351
1/31/2017	$11,107	$11,365	$11,566
2/28/2017	$11,422	$11,774	$12,025
3/31/2017	$11,252	$11,654	$12,039
4/30/2017	$11,250	$11,632	$12,163
5/31/2017	$11,158	$11,621	$12,334
6/30/2017	$11,408	$11,811	$12,411
7/31/2017	$11,618	$11,967	$12,666
8/31/2017	$11,502	$11,828	$12,705
9/30/2017	$12,095	$12,178	$12,967
10/31/2017	$12,334	$12,267	$13,270
11/30/2017	$12,701	$12,642	$13,677
12/31/2017	$13,000	$12,827	$13,829
1/31/2018	$13,642	$13,323	$14,621
2/28/2018	$12,950	$12,687	$14,082
3/31/2018	$12,666	$12,464	$13,724
4/30/2018	$12,944	$12,505	$13,777
5/31/2018	$13,034	$12,579	$14,108
6/30/2018	$12,982	$12,610	$14,195
7/31/2018	$13,521	$13,109	$14,724
8/31/2018	$13,621	$13,303	$15,203
9/30/2018	$13,620	$13,329	$15,290
10/31/2018	$12,566	$12,639	$14,245
11/30/2018	$12,746	$13,016	$14,535
12/31/2018	$11,392	$11,767	$13,223
1/31/2019	$12,419	$12,682	$14,282
2/28/2019	$12,733	$13,088	$14,741
3/31/2019	$12,706	$13,171	$15,027
4/30/2019	$13,335	$13,638	$15,636
5/31/2019	$12,231	$12,761	$14,642
6/30/2019	$13,057	$13,677	$15,674
7/31/2019	$13,227	$13,791	$15,899
8/31/2019	$12,515	$13,385	$15,648
9/30/2019	$13,019	$13,863	$15,940
10/31/2019	$13,194	$14,056	$16,286
11/30/2019	$13,676	$14,491	$16,877
12/31/2019	$14,208	$14,890	$17,386
1/31/2020	$13,521	$14,569	$17,379
2/29/2020	$12,151	$13,158	$15,949
3/31/2020	$9,668	$10,910	$13,979
4/30/2020	$10,858	$12,136	$15,771
5/31/2020	$11,184	$12,552	$16,522
6/30/2020	$11,317	$12,469	$16,850
7/31/2020	$11,592	$12,962	$17,801
8/31/2020	$12,062	$13,497	$19,080
9/30/2020	$11,545	$13,166	$18,355
10/31/2020	$11,436	$12,993	$17,867
11/30/2020	$12,836	$14,741	$19,823
12/31/2020	$13,222	$15,306	$20,585
1/31/2021	$13,043	$15,166	$20,377
2/28/2021	$13,505	$16,082	$20,939
3/31/2021	$14,440	$17,028	$21,856
4/30/2021	$14,904	$17,709	$23,022
5/31/2021	$15,253	$18,123	$23,183
6/30/2021	$15,036	$17,915	$23,724
7/31/2021	$15,310	$18,059	$24,288
8/31/2021	$15,529	$18,417	$25,026
9/30/2021	$15,117	$17,776	$23,863
10/31/2021	$15,692	$18,678	$25,534
11/30/2021	$15,044	$18,020	$25,357
12/31/2021	$16,084	$19,157	$26,494
1/31/2022	$16,104	$18,711	$25,123
2/28/2022	$16,002	$18,493	$24,371
3/31/2022	$16,432	$19,015	$25,276
4/30/2022	$15,688	$17,943	$23,071
5/31/2022	$16,075	$18,292	$23,114
6/30/2022	$14,890	$16,694	$21,206
7/31/2022	$15,511	$17,801	$23,161
8/31/2022	$15,023	$17,270	$22,217
9/30/2022	$13,943	$15,756	$20,170
10/31/2022	$15,437	$17,371	$21,804
11/30/2022	$16,337	$18,457	$23,022
12/31/2022	$15,998	$17,713	$21,696
1/31/2023	$16,447	$18,631	$23,059
2/28/2023	$15,969	$17,974	$22,496
3/31/2023	$15,725	$17,891	$23,322
4/30/2023	$16,100	$18,161	$23,686
5/31/2023	$15,241	$17,460	$23,789
6/30/2023	$16,125	$18,620	$25,361
7/31/2023	$16,420	$19,275	$26,176
8/31/2023	$15,928	$18,754	$25,759
9/30/2023	$15,338	$18,031	$24,531
10/31/2023	$15,001	$17,395	$24,015
11/30/2023	$15,934	$18,707	$26,208
12/31/2023	$16,601	$19,743	$27,399
1/31/2024	$16,758	$19,764	$27,859
2/29/2024	$17,028	$20,493	$29,347
3/31/2024	$17,766	$21,517	$30,291
4/30/2024	$17,128	$20,598	$29,054
5/31/2024	$17,463	$21,251	$30,494
6/30/2024	$17,100	$21,051	$31,589
7/31/2024	$18,088	$22,127	$31,973
8/31/2024	$18,695	$22,721	$32,749
9/30/2024	$18,785	$23,036	$33,448
10/31/2024	$18,589	$22,783	$33,145
11/30/2024	$19,568	$24,238	$35,090
12/31/2024	$18,285	$22,580	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.14%	5.17%	6.22%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,018,069,167
  # of Portfolio Holdings71
  Total Advisory Fees Paid$5,688,188
  Portfolio Turnover Rate140%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
26.1%
Financial
22.3%
Consumer, Cyclical
12.4%
Industrial
12.0%
Technology
7.8%
Energy
6.1%
Utilities
4.2%
Basic Materials
3.6%
Communications
3.2%
Derivatives
0.1%
Other Assets & Liabilities, Net
2.2%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	2.2%
Derivatives	0.1%
Communications	3.2%
Basic Materials	3.6%
Utilities	4.2%
Energy	6.1%
Technology	7.8%
Industrial	12.0%
Consumer, Cyclical	12.4%
Financial	22.3%
Consumer, Non-Cyclical	26.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.

          * Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.

          * ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.

          * Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.68%

What affected Fund performance during the reporting period?

Putnam Investment Management, LLC (“Putnam”) assumed management of the Fund from American Century Investment Management, Inc. (“ACIM”) on November 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

Putnam

Top contributors to performance:

+ Security selection within the financials, utilities, and industrials sectors contributed to relative results.

+ An underweight positioning (relative to the benchmark index, the Russell 1000 Value Index) in the real estate sector contributed to performance.

Top detractors from performance:

- Sector allocation decisions including an overweight to materials and an underweight to financials detracted.

- Security selection in information technology, consumer discretionary, and energy sectors detracted.

ACIM

Top contributors to performance:

+ An overweight to Allstate Corp was a key contributor to performance as the insurance company improved its profitability after implementing policy increases.

+ Not holding Intel helped performance as the shares of the semiconductor company underperformed after the company provided a weaker data center and foundry outlook.

Top detractors from performance:

- Xcel Energy detracted from performance after disclosing its equipment contributed to a wildfire in Texas, exposing the company to liability.

- Roche Holding detracted as the Switzerland-based pharmaceutical company underperformed after it decreased its guidance due to currency headwinds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,497	$9,600	$9,700
2/28/2015	$10,110	$10,065	$10,257
3/31/2015	$9,994	$9,928	$10,095
4/30/2015	$10,248	$10,021	$10,192
5/31/2015	$10,286	$10,141	$10,323
6/30/2015	$10,091	$9,939	$10,123
7/31/2015	$10,125	$9,982	$10,335
8/31/2015	$9,390	$9,388	$9,712
9/30/2015	$8,984	$9,104	$9,471
10/31/2015	$9,733	$9,791	$10,270
11/30/2015	$9,788	$9,829	$10,301
12/31/2015	$9,414	$9,617	$10,138
1/31/2016	$8,698	$9,120	$9,635
2/29/2016	$8,601	$9,118	$9,622
3/31/2016	$9,231	$9,775	$10,275
4/30/2016	$9,534	$9,980	$10,315
5/31/2016	$9,553	$10,135	$10,500
6/30/2016	$9,407	$10,223	$10,527
7/31/2016	$9,790	$10,520	$10,915
8/31/2016	$10,047	$10,601	$10,931
9/30/2016	$10,057	$10,579	$10,933
10/31/2016	$9,973	$10,415	$10,733
11/30/2016	$10,879	$11,010	$11,131
12/31/2016	$11,083	$11,285	$11,351
1/31/2017	$11,153	$11,365	$11,566
2/28/2017	$11,472	$11,774	$12,025
3/31/2017	$11,303	$11,654	$12,039
4/30/2017	$11,302	$11,632	$12,163
5/31/2017	$11,212	$11,621	$12,334
6/30/2017	$11,465	$11,811	$12,411
7/31/2017	$11,678	$11,967	$12,666
8/31/2017	$11,563	$11,828	$12,705
9/30/2017	$12,162	$12,178	$12,967
10/31/2017	$12,404	$12,267	$13,270
11/30/2017	$12,775	$12,642	$13,677
12/31/2017	$13,078	$12,827	$13,829
1/31/2018	$13,726	$13,323	$14,621
2/28/2018	$13,032	$12,687	$14,082
3/31/2018	$12,749	$12,464	$13,724
4/30/2018	$13,030	$12,505	$13,777
5/31/2018	$13,123	$12,579	$14,108
6/30/2018	$13,073	$12,610	$14,195
7/31/2018	$13,618	$13,109	$14,724
8/31/2018	$13,721	$13,303	$15,203
9/30/2018	$13,722	$13,329	$15,290
10/31/2018	$12,662	$12,639	$14,245
11/30/2018	$12,845	$13,016	$14,535
12/31/2018	$11,483	$11,767	$13,223
1/31/2019	$12,520	$12,682	$14,282
2/28/2019	$12,839	$13,088	$14,741
3/31/2019	$12,814	$13,171	$15,027
4/30/2019	$13,450	$13,638	$15,636
5/31/2019	$12,339	$12,761	$14,642
6/30/2019	$13,175	$13,677	$15,674
7/31/2019	$13,349	$13,791	$15,899
8/31/2019	$12,632	$13,385	$15,648
9/30/2019	$13,143	$13,863	$15,940
10/31/2019	$13,321	$14,056	$16,286
11/30/2019	$13,810	$14,491	$16,877
12/31/2019	$14,350	$14,890	$17,386
1/31/2020	$13,659	$14,569	$17,379
2/29/2020	$12,277	$13,158	$15,949
3/31/2020	$9,770	$10,910	$13,979
4/30/2020	$10,974	$12,136	$15,771
5/31/2020	$11,306	$12,552	$16,522
6/30/2020	$11,442	$12,469	$16,850
7/31/2020	$11,722	$12,962	$17,801
8/31/2020	$12,199	$13,497	$19,080
9/30/2020	$11,678	$13,166	$18,355
10/31/2020	$11,570	$12,993	$17,867
11/30/2020	$12,988	$14,741	$19,823
12/31/2020	$13,381	$15,306	$20,585
1/31/2021	$13,202	$15,166	$20,377
2/28/2021	$13,672	$16,082	$20,939
3/31/2021	$14,621	$17,028	$21,856
4/30/2021	$15,094	$17,709	$23,022
5/31/2021	$15,449	$18,123	$23,183
6/30/2021	$15,232	$17,915	$23,724
7/31/2021	$15,512	$18,059	$24,288
8/31/2021	$15,737	$18,417	$25,026
9/30/2021	$15,322	$17,776	$23,863
10/31/2021	$15,908	$18,678	$25,534
11/30/2021	$15,253	$18,020	$25,357
12/31/2021	$16,310	$19,157	$26,494
1/31/2022	$16,333	$18,711	$25,123
2/28/2022	$16,232	$18,493	$24,371
3/31/2022	$16,672	$19,015	$25,276
4/30/2022	$15,919	$17,943	$23,071
5/31/2022	$16,314	$18,292	$23,114
6/30/2022	$15,114	$16,694	$21,206
7/31/2022	$15,747	$17,801	$23,161
8/31/2022	$15,255	$17,270	$22,217
9/30/2022	$14,160	$15,756	$20,170
10/31/2022	$15,681	$17,371	$21,804
11/30/2022	$16,597	$18,457	$23,022
12/31/2022	$16,255	$17,713	$21,696
1/31/2023	$16,715	$18,631	$23,059
2/28/2023	$16,232	$17,974	$22,496
3/31/2023	$15,986	$17,891	$23,322
4/30/2023	$16,370	$18,161	$23,686
5/31/2023	$15,499	$17,460	$23,789
6/30/2023	$16,401	$18,620	$25,361
7/31/2023	$16,704	$19,275	$26,176
8/31/2023	$16,206	$18,754	$25,759
9/30/2023	$15,608	$18,031	$24,531
10/31/2023	$15,267	$17,395	$24,015
11/30/2023	$16,220	$18,707	$26,208
12/31/2023	$16,902	$19,743	$27,399
1/31/2024	$17,065	$19,764	$27,859
2/29/2024	$17,342	$20,493	$29,347
3/31/2024	$18,097	$21,517	$30,291
4/30/2024	$17,450	$20,598	$29,054
5/31/2024	$17,794	$21,251	$30,494
6/30/2024	$17,428	$21,051	$31,589
7/31/2024	$18,437	$22,127	$31,973
8/31/2024	$19,059	$22,721	$32,749
9/30/2024	$19,154	$23,036	$33,448
10/31/2024	$18,957	$22,783	$33,145
11/30/2024	$19,959	$24,238	$35,090
12/31/2024	$18,653	$22,580	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	10.36%	5.39%	6.43%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,018,069,167
  # of Portfolio Holdings71
  Total Advisory Fees Paid$5,688,188
  Portfolio Turnover Rate140%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Derivatives	0.1%
Communications	3.2%
Basic Materials	3.6%
Utilities	4.2%
Energy	6.1%
Technology	7.8%
Industrial	12.0%
Consumer, Cyclical	12.4%
Financial	22.3%
Consumer, Non-Cyclical	26.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective November 1, 2024, the investment adviser initiated a management fee waiver of 0.085% through April 30, 2026.

          * Effective November 1, 2024, the Fund began principally investing in mid-capitalization companies.

          * ESG Considerations Risk was deleted and Mid-Capitalization Companies Risk was added during the reporting period.

          * Effective November 1, 2024, Putnam Investment Management, LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Individual stock selection, especially within the consumer discretionary sector (relative to the benchmark index, the Russell 3000 Value Index), was a key contributor to performance. Shares of Dick’s Sporting Goods rallied on better-than-expected earnings and improved outlook.

+ Three of the Fund’s top five overall contributors were within the financial sector: Wells Fargo, M&T Bank, and Capital One. The stocks for these money center banks rallied on excitement for a soft-landing from the Federal Reserve.

+ Individual stock selection within the energy sector aided performance, including pipeline companies Kinder Morgan and Williams values increasing based upon a growing demand for natural gas needed to fuel growth of data centers.

Top detractors from performance:

- Merck, a pharmaceutical company, stood out as a top detractor as its stock price declined due to disappointing growth in its new product portfolio, which is needed to offset upcoming patent expirations over the next several years.

- Microchip, a semiconductor manufacturer, was a top detractor after disappointing on the pace of recovery in end market demand.

- Our inability to own JPMorgan Chase was a key detractor as money center bank stocks rallied.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value Advantage (Class I)	Russell 3000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,661	$9,599	$9,700
2/28/2015	$10,209	$10,062	$10,257
3/31/2015	$10,155	$9,949	$10,095
4/30/2015	$10,115	$10,017	$10,192
5/31/2015	$10,226	$10,135	$10,323
6/30/2015	$10,065	$9,949	$10,123
7/31/2015	$10,170	$9,966	$10,335
8/31/2015	$9,586	$9,381	$9,712
9/30/2015	$9,270	$9,095	$9,471
10/31/2015	$9,824	$9,767	$10,270
11/30/2015	$9,812	$9,823	$10,301
12/31/2015	$9,531	$9,587	$10,138
1/31/2016	$8,986	$9,080	$9,635
2/29/2016	$8,985	$9,083	$9,622
3/31/2016	$9,565	$9,745	$10,275
4/30/2016	$9,699	$9,949	$10,315
5/31/2016	$9,827	$10,106	$10,500
6/30/2016	$9,807	$10,190	$10,527
7/31/2016	$10,092	$10,504	$10,915
8/31/2016	$10,245	$10,598	$10,931
9/30/2016	$10,189	$10,584	$10,933
10/31/2016	$10,152	$10,406	$10,733
11/30/2016	$10,841	$11,060	$11,131
12/31/2016	$11,102	$11,351	$11,351
1/31/2017	$11,157	$11,419	$11,566
2/28/2017	$11,547	$11,809	$12,025
3/31/2017	$11,427	$11,690	$12,039
4/30/2017	$11,428	$11,674	$12,163
5/31/2017	$11,347	$11,635	$12,334
6/30/2017	$11,578	$11,841	$12,411
7/31/2017	$11,809	$11,992	$12,666
8/31/2017	$11,540	$11,841	$12,705
9/30/2017	$11,942	$12,228	$12,967
10/31/2017	$12,067	$12,311	$13,270
11/30/2017	$12,480	$12,686	$13,677
12/31/2017	$12,692	$12,848	$13,829
1/31/2018	$13,223	$13,320	$14,621
2/28/2018	$12,565	$12,682	$14,082
3/31/2018	$12,341	$12,486	$13,724
4/30/2018	$12,389	$12,540	$13,777
5/31/2018	$12,416	$12,664	$14,108
6/30/2018	$12,557	$12,700	$14,195
7/31/2018	$13,058	$13,181	$14,724
8/31/2018	$13,321	$13,385	$15,203
9/30/2018	$13,178	$13,384	$15,290
10/31/2018	$12,444	$12,654	$14,245
11/30/2018	$12,830	$13,019	$14,535
12/31/2018	$11,542	$11,746	$13,223
1/31/2019	$12,470	$12,686	$14,282
2/28/2019	$12,904	$13,098	$14,741
3/31/2019	$12,974	$13,148	$15,027
4/30/2019	$13,504	$13,617	$15,636
5/31/2019	$12,656	$12,725	$14,642
6/30/2019	$13,469	$13,632	$15,674
7/31/2019	$13,618	$13,738	$15,899
8/31/2019	$13,101	$13,310	$15,648
9/30/2019	$13,621	$13,799	$15,940
10/31/2019	$13,833	$14,001	$16,286
11/30/2019	$14,210	$14,427	$16,877
12/31/2019	$14,653	$14,831	$17,386
1/31/2020	$14,121	$14,480	$17,379
2/29/2020	$12,741	$13,077	$15,949
3/31/2020	$10,092	$10,779	$13,979
4/30/2020	$11,236	$11,998	$15,771
5/31/2020	$11,565	$12,405	$16,522
6/30/2020	$11,554	$12,347	$16,850
7/31/2020	$11,887	$12,822	$17,801
8/31/2020	$12,323	$13,361	$19,080
9/30/2020	$11,911	$13,016	$18,355
10/31/2020	$11,896	$12,881	$17,867
11/30/2020	$13,673	$14,658	$19,823
12/31/2020	$14,246	$15,257	$20,585
1/31/2021	$14,135	$15,178	$20,377
2/28/2021	$15,200	$16,130	$20,939
3/31/2021	$16,262	$17,071	$21,856
4/30/2021	$17,123	$17,730	$23,022
5/31/2021	$17,571	$18,153	$23,183
6/30/2021	$17,301	$17,953	$23,724
7/31/2021	$17,322	$18,043	$24,288
8/31/2021	$17,753	$18,409	$25,026
9/30/2021	$17,205	$17,786	$23,863
10/31/2021	$17,995	$18,674	$25,534
11/30/2021	$17,192	$18,017	$25,357
12/31/2021	$18,310	$19,128	$26,494
1/31/2022	$18,479	$18,639	$25,123
2/28/2022	$18,501	$18,455	$24,371
3/31/2022	$18,714	$18,966	$25,276
4/30/2022	$17,909	$17,871	$23,071
5/31/2022	$18,261	$18,218	$23,114
6/30/2022	$16,658	$16,613	$21,206
7/31/2022	$17,598	$17,745	$23,161
8/31/2022	$17,187	$17,214	$22,217
9/30/2022	$15,790	$15,690	$20,170
10/31/2022	$17,410	$17,321	$21,804
11/30/2022	$18,427	$18,369	$23,022
12/31/2022	$17,565	$17,601	$21,696
1/31/2023	$18,500	$18,558	$23,059
2/28/2023	$17,866	$17,917	$22,496
3/31/2023	$17,270	$17,762	$23,322
4/30/2023	$17,463	$17,990	$23,686
5/31/2023	$16,730	$17,314	$23,789
6/30/2023	$17,831	$18,477	$25,361
7/31/2023	$18,569	$19,170	$26,176
8/31/2023	$17,965	$18,628	$25,759
9/30/2023	$17,377	$17,894	$24,531
10/31/2023	$16,873	$17,238	$24,015
11/30/2023	$18,127	$18,553	$26,208
12/31/2023	$19,252	$19,653	$27,399
1/31/2024	$19,379	$19,618	$27,859
2/29/2024	$20,046	$20,337	$29,347
3/31/2024	$21,105	$21,347	$30,291
4/30/2024	$20,248	$20,410	$29,054
5/31/2024	$20,725	$21,074	$30,494
6/30/2024	$20,493	$20,867	$31,589
7/31/2024	$21,779	$22,006	$31,973
8/31/2024	$22,447	$22,544	$32,749
9/30/2024	$22,534	$22,842	$33,448
10/31/2024	$22,536	$22,585	$33,145
11/30/2024	$24,144	$24,064	$35,090
12/31/2024	$22,430	$22,400	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.50%	8.89%	8.41%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$752,174,323
  # of Portfolio Holdings132
  Total Advisory Fees Paid$6,177,918
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Energy
Consumer, Cyclical
Communications
Technology
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
36.3%
20.0%
13.5%
7.3%
6.4%
5.5%
4.9%
3.6%
1.4%
1.1%
0
20
40

Value	Value
Other Assets & Liabilities, Net	1.1%
Others (each less than 3.0%)	1.4%
Utilities	3.6%
Technology	4.9%
Communications	5.5%
Consumer, Cyclical	6.4%
Energy	7.3%
Industrial	13.5%
Consumer, Non-Cyclical	20.0%
Financial	36.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.67%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Individual stock selection, especially within the consumer discretionary sector (relative to the benchmark index, the Russell 3000 Value Index), was a key contributor to performance. Shares of Dick’s Sporting Goods rallied on better-than-expected earnings and improved outlook.

+ Three of the Fund’s top five overall contributors were within the financial sector: Wells Fargo, M&T Bank, and Capital One. The stocks for these money center banks rallied on excitement for a soft-landing from the Federal Reserve.

+ Individual stock selection within the energy sector aided performance, including pipeline companies Kinder Morgan and Williams values increasing based upon a growing demand for natural gas needed to fuel growth of data centers.

Top detractors from performance:

- Merck, a pharmaceutical company, stood out as a top detractor as its stock price declined due to disappointing growth in its new product portfolio, which is needed to offset upcoming patent expirations over the next several years.

- Microchip, a semiconductor manufacturer, was a top detractor after disappointing on the pace of recovery in end market demand.

- Our inability to own JPMorgan Chase was a key detractor as money center bank stocks rallied.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value Advantage (Class P)	Russell 3000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,662	$9,599	$9,700
2/28/2015	$10,212	$10,062	$10,257
3/31/2015	$10,160	$9,949	$10,095
4/30/2015	$10,122	$10,017	$10,192
5/31/2015	$10,234	$10,135	$10,323
6/30/2015	$10,075	$9,949	$10,123
7/31/2015	$10,182	$9,966	$10,335
8/31/2015	$9,599	$9,381	$9,712
9/30/2015	$9,283	$9,095	$9,471
10/31/2015	$9,840	$9,767	$10,270
11/30/2015	$9,830	$9,823	$10,301
12/31/2015	$9,550	$9,587	$10,138
1/31/2016	$9,005	$9,080	$9,635
2/29/2016	$9,005	$9,083	$9,622
3/31/2016	$9,589	$9,745	$10,275
4/30/2016	$9,724	$9,949	$10,315
5/31/2016	$9,855	$10,106	$10,500
6/30/2016	$9,836	$10,190	$10,527
7/31/2016	$10,124	$10,504	$10,915
8/31/2016	$10,280	$10,598	$10,931
9/30/2016	$10,225	$10,584	$10,933
10/31/2016	$10,189	$10,406	$10,733
11/30/2016	$10,882	$11,060	$11,131
12/31/2016	$11,147	$11,351	$11,351
1/31/2017	$11,204	$11,419	$11,566
2/28/2017	$11,597	$11,809	$12,025
3/31/2017	$11,478	$11,690	$12,039
4/30/2017	$11,481	$11,674	$12,163
5/31/2017	$11,401	$11,635	$12,334
6/30/2017	$11,635	$11,841	$12,411
7/31/2017	$11,870	$11,992	$12,666
8/31/2017	$11,602	$11,841	$12,705
9/30/2017	$12,008	$12,228	$12,967
10/31/2017	$12,136	$12,311	$13,270
11/30/2017	$12,553	$12,686	$13,677
12/31/2017	$12,768	$12,848	$13,829
1/31/2018	$13,305	$13,320	$14,621
2/28/2018	$12,645	$12,682	$14,082
3/31/2018	$12,422	$12,486	$13,724
4/30/2018	$12,471	$12,540	$13,777
5/31/2018	$12,501	$12,664	$14,108
6/30/2018	$12,645	$12,700	$14,195
7/31/2018	$13,152	$13,181	$14,724
8/31/2018	$13,419	$13,385	$15,203
9/30/2018	$13,277	$13,384	$15,290
10/31/2018	$12,540	$12,654	$14,245
11/30/2018	$12,930	$13,019	$14,535
12/31/2018	$11,634	$11,746	$13,223
1/31/2019	$12,572	$12,686	$14,282
2/28/2019	$13,011	$13,098	$14,741
3/31/2019	$13,084	$13,148	$15,027
4/30/2019	$13,622	$13,617	$15,636
5/31/2019	$12,768	$12,725	$14,642
6/30/2019	$13,591	$13,632	$15,674
7/31/2019	$13,743	$13,738	$15,899
8/31/2019	$13,223	$13,310	$15,648
9/30/2019	$13,751	$13,799	$15,940
10/31/2019	$13,967	$14,001	$16,286
11/30/2019	$14,350	$14,427	$16,877
12/31/2019	$14,800	$14,831	$17,386
1/31/2020	$14,265	$14,480	$17,379
2/29/2020	$12,873	$13,077	$15,949
3/31/2020	$10,198	$10,779	$13,979
4/30/2020	$11,357	$11,998	$15,771
5/31/2020	$11,690	$12,405	$16,522
6/30/2020	$11,682	$12,347	$16,850
7/31/2020	$12,020	$12,822	$17,801
8/31/2020	$12,463	$13,361	$19,080
9/30/2020	$12,048	$13,016	$18,355
10/31/2020	$12,035	$12,881	$17,867
11/30/2020	$13,835	$14,658	$19,823
12/31/2020	$14,418	$15,257	$20,585
1/31/2021	$14,308	$15,178	$20,377
2/28/2021	$15,388	$16,130	$20,939
3/31/2021	$16,466	$17,071	$21,856
4/30/2021	$17,341	$17,730	$23,022
5/31/2021	$17,798	$18,153	$23,183
6/30/2021	$17,527	$17,953	$23,724
7/31/2021	$17,552	$18,043	$24,288
8/31/2021	$17,991	$18,409	$25,026
9/30/2021	$17,439	$17,786	$23,863
10/31/2021	$18,242	$18,674	$25,534
11/30/2021	$17,431	$18,017	$25,357
12/31/2021	$18,568	$19,128	$26,494
1/31/2022	$18,742	$18,639	$25,123
2/28/2022	$18,768	$18,455	$24,371
3/31/2022	$18,987	$18,966	$25,276
4/30/2022	$18,174	$17,871	$23,071
5/31/2022	$18,533	$18,218	$23,114
6/30/2022	$16,909	$16,613	$21,206
7/31/2022	$17,866	$17,745	$23,161
8/31/2022	$17,452	$17,214	$22,217
9/30/2022	$16,036	$15,690	$20,170
10/31/2022	$17,684	$17,321	$21,804
11/30/2022	$18,720	$18,369	$23,022
12/31/2022	$17,848	$17,601	$21,696
1/31/2023	$18,801	$18,558	$23,059
2/28/2023	$18,160	$17,917	$22,496
3/31/2023	$17,557	$17,762	$23,322
4/30/2023	$17,756	$17,990	$23,686
5/31/2023	$17,014	$17,314	$23,789
6/30/2023	$18,136	$18,477	$25,361
7/31/2023	$18,890	$19,170	$26,176
8/31/2023	$18,279	$18,628	$25,759
9/30/2023	$17,683	$17,894	$24,531
10/31/2023	$17,174	$17,238	$24,015
11/30/2023	$18,453	$18,553	$26,208
12/31/2023	$19,602	$19,653	$27,399
1/31/2024	$19,734	$19,618	$27,859
2/29/2024	$20,416	$20,337	$29,347
3/31/2024	$21,499	$21,347	$30,291
4/30/2024	$20,629	$20,410	$29,054
5/31/2024	$21,119	$21,074	$30,494
6/30/2024	$20,885	$20,867	$31,589
7/31/2024	$22,200	$22,006	$31,973
8/31/2024	$22,885	$22,544	$32,749
9/30/2024	$22,977	$22,842	$33,448
10/31/2024	$22,983	$22,585	$33,145
11/30/2024	$24,627	$24,064	$35,090
12/31/2024	$22,882	$22,400	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	16.74%	9.11%	8.63%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$752,174,323
  # of Portfolio Holdings132
  Total Advisory Fees Paid$6,177,918
  Portfolio Turnover Rate55%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.1%
Others (each less than 3.0%)	1.4%
Utilities	3.6%
Technology	4.9%
Communications	5.5%
Consumer, Cyclical	6.4%
Energy	7.3%
Industrial	13.5%
Consumer, Non-Cyclical	20.0%
Financial	36.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective January 1, 2024, the investment adviser initiated a management fee waiver of 0.02% through April 30, 2025.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.07%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ From a sector perspective, a key contributor to relative performance was an underweight (relative to the benchmark index) and stock selection in the poorly performing materials sector.

+ Stock selection in real estate contributed to relative performance, including a rally in Oberoi Realty, a real estate development company based in India.

+ Stock selection in the information technology sector also contributed to relative performance, driven largely by strong returns from Taiwan Semiconductor Manufacturing Company as the company delivered solid results due to demand driven mainly by robust AI-semiconductor needs, high-performance computers and next-gen smartphones.

Top detractors from performance:

- A significant detractor from relative performance was stock selection and an overweight to consumer staples. Weakness in this sector was driven by Fomento Economico Mexicano, a Mexican beverage and retail company, and Pernod Ricard, the French wines and spirits company.

- Stock selection in financials was a detractor from relative performance driven by strong performance from lower quality and state-owned banks, which the sub-adviser typically avoids.

- Stock selection in consumer discretionary also detracted from relative performance. Yum China Holdings was a detractor in this sector as the Fund was underweight in the Chinese fast food company when its stock price increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets (Class I)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,893	$10,060
2/28/2015	$10,111	$10,371
3/31/2015	$9,889	$10,224
4/30/2015	$10,296	$11,010
5/31/2015	$10,104	$10,569
6/30/2015	$9,948	$10,295
7/31/2015	$9,470	$9,581
8/31/2015	$8,492	$8,715
9/30/2015	$8,236	$8,452
10/31/2015	$8,975	$9,055
11/30/2015	$8,792	$8,702
12/31/2015	$8,616	$8,508
1/31/2016	$8,131	$7,956
2/29/2016	$8,032	$7,943
3/31/2016	$8,862	$8,994
4/30/2016	$8,842	$9,043
5/31/2016	$8,729	$8,706
6/30/2016	$8,892	$9,054
7/31/2016	$9,174	$9,509
8/31/2016	$9,444	$9,746
9/30/2016	$9,702	$9,871
10/31/2016	$9,700	$9,895
11/30/2016	$9,191	$9,439
12/31/2016	$9,173	$9,460
1/31/2017	$9,635	$9,978
2/28/2017	$9,790	$10,283
3/31/2017	$10,178	$10,543
4/30/2017	$10,455	$10,774
5/31/2017	$10,735	$11,092
6/30/2017	$10,862	$11,204
7/31/2017	$11,455	$11,872
8/31/2017	$11,726	$12,136
9/30/2017	$11,770	$12,088
10/31/2017	$12,060	$12,512
11/30/2017	$11,984	$12,537
12/31/2017	$12,339	$12,987
1/31/2018	$13,364	$14,069
2/28/2018	$12,726	$13,421
3/31/2018	$12,723	$13,171
4/30/2018	$12,579	$13,113
5/31/2018	$12,540	$12,648
6/30/2018	$12,205	$12,123
7/31/2018	$12,266	$12,389
8/31/2018	$11,917	$12,054
9/30/2018	$11,781	$11,990
10/31/2018	$10,669	$10,946
11/30/2018	$11,199	$11,397
12/31/2018	$10,859	$11,094
1/31/2019	$11,786	$12,066
2/28/2019	$12,032	$12,094
3/31/2019	$12,211	$12,195
4/30/2019	$12,605	$12,452
5/31/2019	$11,800	$11,548
6/30/2019	$12,569	$12,269
7/31/2019	$12,365	$12,119
8/31/2019	$11,990	$11,528
9/30/2019	$12,121	$11,748
10/31/2019	$12,749	$12,244
11/30/2019	$12,882	$12,227
12/31/2019	$13,639	$13,139
1/31/2020	$13,065	$12,526
2/29/2020	$12,443	$11,866
3/31/2020	$10,424	$10,038
4/30/2020	$11,292	$10,958
5/31/2020	$11,476	$11,042
6/30/2020	$12,373	$11,853
7/31/2020	$13,179	$12,913
8/31/2020	$13,724	$13,198
9/30/2020	$13,419	$12,986
10/31/2020	$13,461	$13,254
11/30/2020	$14,999	$14,480
12/31/2020	$16,003	$15,544
1/31/2021	$16,091	$16,021
2/28/2021	$16,419	$16,143
3/31/2021	$16,199	$15,899
4/30/2021	$16,341	$16,295
5/31/2021	$16,880	$16,673
6/30/2021	$16,821	$16,702
7/31/2021	$15,425	$15,578
8/31/2021	$15,721	$15,986
9/30/2021	$15,278	$15,350
10/31/2021	$15,461	$15,502
11/30/2021	$14,763	$14,870
12/31/2021	$14,677	$15,149
1/31/2022	$14,302	$14,862
2/28/2022	$13,089	$14,418
3/31/2022	$12,362	$14,092
4/30/2022	$11,412	$13,308
5/31/2022	$11,653	$13,367
6/30/2022	$10,973	$12,479
7/31/2022	$11,199	$12,448
8/31/2022	$10,986	$12,500
9/30/2022	$9,869	$11,035
10/31/2022	$9,684	$10,692
11/30/2022	$11,382	$12,278
12/31/2022	$10,968	$12,105
1/31/2023	$12,060	$13,061
2/28/2023	$11,488	$12,214
3/31/2023	$11,977	$12,584
4/30/2023	$12,140	$12,442
5/31/2023	$11,669	$12,233
6/30/2023	$12,064	$12,697
7/31/2023	$12,591	$13,488
8/31/2023	$11,623	$12,657
9/30/2023	$11,194	$12,326
10/31/2023	$10,949	$11,847
11/30/2023	$11,502	$12,795
12/31/2023	$11,950	$13,295
1/31/2024	$11,312	$12,678
2/29/2024	$11,712	$13,281
3/31/2024	$12,176	$13,610
4/30/2024	$11,977	$13,671
5/31/2024	$12,190	$13,748
6/30/2024	$12,242	$14,290
7/31/2024	$12,294	$14,333
8/31/2024	$12,429	$14,564
9/30/2024	$12,862	$15,537
10/31/2024	$12,412	$14,846
11/30/2024	$11,909	$14,312
12/31/2024	$11,768	$14,293

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.52%)	(2.91%)	1.64%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$597,067,197
  # of Portfolio Holdings82
  Total Advisory Fees Paid$5,172,920
  Portfolio Turnover Rate98%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	0.3%
Energy	3.1%
Basic Materials	3.1%
Industrial	4.8%
Consumer, Cyclical	12.4%
Communications	13.5%
Consumer, Non-Cyclical	15.8%
Financial	20.3%
Technology	25.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Others (each less than 3.0%)	21.3%
Italy	3.5%
Brazil	4.7%
South Korea	5.9%
Mexico	7.2%
India	17.1%
Taiwan	17.9%
China	20.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * China Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.89%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ From a sector perspective, a key contributor to relative performance was an underweight (relative to the benchmark index) and stock selection in the poorly performing materials sector.

+ Stock selection in real estate contributed to relative performance, including a rally in Oberoi Realty, a real estate development company based in India.

+ Stock selection in the information technology sector also contributed to relative performance, driven largely by strong returns from Taiwan Semiconductor Manufacturing Company as the company delivered solid results due to demand driven mainly by robust AI-semiconductor needs, high-performance computers and next-gen smartphones.

Top detractors from performance:

- A significant detractor from relative performance was stock selection and an overweight to consumer staples. Weakness in this sector was driven by Fomento Economico Mexicano, a Mexican beverage and retail company, and Pernod Ricard, the French wines and spirits company.

- Stock selection in financials was a detractor from relative performance driven by strong performance from lower quality and state-owned banks, which the sub-adviser typically avoids.

- Stock selection in consumer discretionary also detracted from relative performance. Yum China Holdings was a detractor in this sector as the Fund was underweight in the Chinese fast food company when its stock price increased.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets (Class P)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,895	$10,060
2/28/2015	$10,114	$10,371
3/31/2015	$9,893	$10,224
4/30/2015	$10,303	$11,010
5/31/2015	$10,112	$10,569
6/30/2015	$9,958	$10,295
7/31/2015	$9,481	$9,581
8/31/2015	$8,503	$8,715
9/30/2015	$8,248	$8,452
10/31/2015	$8,990	$9,055
11/30/2015	$8,808	$8,702
12/31/2015	$8,633	$8,508
1/31/2016	$8,149	$7,956
2/29/2016	$8,051	$7,943
3/31/2016	$8,884	$8,994
4/30/2016	$8,866	$9,043
5/31/2016	$8,753	$8,706
6/30/2016	$8,919	$9,054
7/31/2016	$9,203	$9,509
8/31/2016	$9,475	$9,746
9/30/2016	$9,736	$9,871
10/31/2016	$9,735	$9,895
11/30/2016	$9,226	$9,439
12/31/2016	$9,210	$9,460
1/31/2017	$9,675	$9,978
2/28/2017	$9,832	$10,283
3/31/2017	$10,223	$10,543
4/30/2017	$10,504	$10,774
5/31/2017	$10,787	$11,092
6/30/2017	$10,917	$11,204
7/31/2017	$11,514	$11,872
8/31/2017	$11,789	$12,136
9/30/2017	$11,834	$12,088
10/31/2017	$12,128	$12,512
11/30/2017	$12,054	$12,537
12/31/2017	$12,413	$12,987
1/31/2018	$13,446	$14,069
2/28/2018	$12,807	$13,421
3/31/2018	$12,805	$13,171
4/30/2018	$12,663	$13,113
5/31/2018	$12,625	$12,648
6/30/2018	$12,291	$12,123
7/31/2018	$12,354	$12,389
8/31/2018	$12,004	$12,054
9/30/2018	$11,869	$11,990
10/31/2018	$10,751	$10,946
11/30/2018	$11,286	$11,397
12/31/2018	$10,946	$11,094
1/31/2019	$11,882	$12,066
2/28/2019	$12,132	$12,094
3/31/2019	$12,315	$12,195
4/30/2019	$12,714	$12,452
5/31/2019	$11,905	$11,548
6/30/2019	$12,682	$12,269
7/31/2019	$12,479	$12,119
8/31/2019	$12,102	$11,528
9/30/2019	$12,236	$11,748
10/31/2019	$12,872	$12,244
11/30/2019	$13,009	$12,227
12/31/2019	$13,776	$13,139
1/31/2020	$13,198	$12,526
2/29/2020	$12,572	$11,866
3/31/2020	$10,534	$10,038
4/30/2020	$11,413	$10,958
5/31/2020	$11,601	$11,042
6/30/2020	$12,509	$11,853
7/31/2020	$13,327	$12,913
8/31/2020	$13,880	$13,198
9/30/2020	$13,574	$12,986
10/31/2020	$13,619	$13,254
11/30/2020	$15,177	$14,480
12/31/2020	$16,196	$15,544
1/31/2021	$16,288	$16,021
2/28/2021	$16,622	$16,143
3/31/2021	$16,403	$15,899
4/30/2021	$16,548	$16,295
5/31/2021	$17,098	$16,673
6/30/2021	$17,041	$16,702
7/31/2021	$15,630	$15,578
8/31/2021	$15,932	$15,986
9/30/2021	$15,486	$15,350
10/31/2021	$15,673	$15,502
11/30/2021	$14,969	$14,870
12/31/2021	$14,884	$15,149
1/31/2022	$14,506	$14,862
2/28/2022	$13,277	$14,418
3/31/2022	$12,542	$14,092
4/30/2022	$11,581	$13,308
5/31/2022	$11,827	$13,367
6/30/2022	$11,139	$12,479
7/31/2022	$11,370	$12,448
8/31/2022	$11,156	$12,500
9/30/2022	$10,023	$11,035
10/31/2022	$9,837	$10,692
11/30/2022	$11,563	$12,278
12/31/2022	$11,145	$12,105
1/31/2023	$12,256	$13,061
2/28/2023	$11,677	$12,214
3/31/2023	$12,176	$12,584
4/30/2023	$12,344	$12,442
5/31/2023	$11,867	$12,233
6/30/2023	$12,271	$12,697
7/31/2023	$12,809	$13,488
8/31/2023	$11,826	$12,657
9/30/2023	$11,391	$12,326
10/31/2023	$11,144	$11,847
11/30/2023	$11,709	$12,795
12/31/2023	$12,167	$13,295
1/31/2024	$11,519	$12,678
2/29/2024	$11,928	$13,281
3/31/2024	$12,403	$13,610
4/30/2024	$12,203	$13,671
5/31/2024	$12,421	$13,748
6/30/2024	$12,476	$14,290
7/31/2024	$12,532	$14,333
8/31/2024	$12,671	$14,564
9/30/2024	$13,115	$15,537
10/31/2024	$12,658	$14,846
11/30/2024	$12,147	$14,312
12/31/2024	$12,005	$14,293

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	(1.33%)	(2.71%)	1.84%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$597,067,197
  # of Portfolio Holdings82
  Total Advisory Fees Paid$5,172,920
  Portfolio Turnover Rate98%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	0.3%
Energy	3.1%
Basic Materials	3.1%
Industrial	4.8%
Consumer, Cyclical	12.4%
Communications	13.5%
Consumer, Non-Cyclical	15.8%
Financial	20.3%
Technology	25.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Others (each less than 3.0%)	21.3%
Italy	3.5%
Brazil	4.7%
South Korea	5.9%
Mexico	7.2%
India	17.1%
Taiwan	17.9%
China	20.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * China Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.70%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$243,379,347
  # of Portfolio Holdings266
  Total Advisory Fees Paid$79,887
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Corporate Bonds & Notes
46.2%
Short-Term Investments
30.9%
U.S. Treasury Obligations
10.1%
Asset-Backed Securities
4.4%
Others (each less than 3.0%)
1.8%
Derivatives
(2.5%)
Other Assets and Liabilities, Net
9.1%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	9.1%
Derivatives	(2.5%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	10.1%
Short-Term Investments	30.9%
Corporate Bonds & Notes	46.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of October 31, 2024 (Fund Inception) to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.50%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$243,379,347
  # of Portfolio Holdings266
  Total Advisory Fees Paid$79,887
  Portfolio Turnover Rate0%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	9.1%
Derivatives	(2.5%)
Others (each less than 3.0%)	1.8%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	10.1%
Short-Term Investments	30.9%
Corporate Bonds & Notes	46.2%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the information technology sector was the top contributor to the Fund’s relative performance. This was highlighted by solid performance from Taiwan Semiconductor as well as software makers SAP, Shopify and Xero, whose stock prices increased due to results exceeding plans and seeing profitability benefits as AI efforts drove an uplift across business.

+ Argenx, a health care company, contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ Industria de Diseno Textil, the Spanish clothing company, helped relative performance due to positive sales momentum and good expense control.

Top detractors from performance:

- The Fund’s underweight (relative to the benchmark index) to the financials sector was a key detractor from relative performance due to an underweight to the well-performing banking industry.

- Stock selection in financials hurt performance due to weakness among Hong Kong-based insurer AIA Group and Hong Kong Exchanges & Clearing as a result of a sluggish Chinese recovery.

- Shares of EDP-Energias, a Portuguese utility company, were pressured by negative sentiment toward renewable energy, rising yields and flagging demand in some of its end markets in Europe.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Growth (Class I)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,504	$9,535
12/31/2021	$9,915	$10,023
1/31/2022	$9,067	$9,538
2/28/2022	$8,580	$9,370
3/31/2022	$8,579	$9,430
4/30/2022	$7,946	$8,820
5/31/2022	$7,977	$8,886
6/30/2022	$7,380	$8,062
7/31/2022	$7,996	$8,463
8/31/2022	$7,444	$8,061
9/30/2022	$6,764	$7,307
10/31/2022	$7,233	$7,700
11/30/2022	$8,034	$8,567
12/31/2022	$7,779	$8,574
1/31/2023	$8,417	$9,269
2/28/2023	$8,121	$9,075
3/31/2023	$8,592	$9,300
4/30/2023	$8,763	$9,563
5/31/2023	$8,398	$9,158
6/30/2023	$8,702	$9,575
7/31/2023	$8,830	$9,885
8/31/2023	$8,446	$9,506
9/30/2023	$7,970	$9,181
10/31/2023	$7,762	$8,809
11/30/2023	$8,474	$9,627
12/31/2023	$8,848	$10,138
1/31/2024	$8,937	$10,196
2/29/2024	$9,313	$10,383
3/31/2024	$9,545	$10,725
4/30/2024	$9,043	$10,450
5/31/2024	$9,429	$10,855
6/30/2024	$9,489	$10,679
7/31/2024	$9,661	$10,993
8/31/2024	$10,186	$11,350
9/30/2024	$10,254	$11,455
10/31/2024	$9,712	$10,832
11/30/2024	$9,853	$10,771
12/31/2024	$9,502	$10,526

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class I	7.39%	(1.60%)
MSCI EAFE Index	3.82%	1.63%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$676,980,846
  # of Portfolio Holdings68
  Total Advisory Fees Paid$6,069,018
  Portfolio Turnover Rate64%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	3.4%
Communications	11.0%
Technology	12.7%
Consumer, Cyclical	14.0%
Financial	15.9%
Industrial	16.0%
Consumer, Non-Cyclical	26.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	12.5%
Switzerland	3.6%
Italy	3.8%
Denmark	4.3%
Netherlands	4.5%
Spain	5.3%
United States	7.6%
Germany	7.8%
Canada	9.0%
France	9.7%
United Kingdom	14.7%
Japan	16.3%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.75%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the information technology sector was the top contributor to the Fund’s relative performance. This was highlighted by solid performance from Taiwan Semiconductor as well as software makers SAP, Shopify and Xero, whose stock prices increased due to results exceeding plans and seeing profitability benefits as AI efforts drove an uplift across business.

+ Argenx, a health care company, contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ Industria de Diseno Textil, the Spanish clothing company, helped relative performance due to positive sales momentum and good expense control.

Top detractors from performance:

- The Fund’s underweight (relative to the benchmark index) to the financials sector was a key detractor from relative performance due to an underweight to the well-performing banking industry.

- Stock selection in financials hurt performance due to weakness among Hong Kong-based insurer AIA Group and Hong Kong Exchanges & Clearing as a result of a sluggish Chinese recovery.

- Shares of EDP-Energias, a Portuguese utility company, were pressured by negative sentiment toward renewable energy, rising yields and flagging demand in some of its end markets in Europe.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Growth (Class P)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,506	$9,535
12/31/2021	$9,919	$10,023
1/31/2022	$9,072	$9,538
2/28/2022	$8,585	$9,370
3/31/2022	$8,587	$9,430
4/30/2022	$7,954	$8,820
5/31/2022	$7,986	$8,886
6/30/2022	$7,390	$8,062
7/31/2022	$8,008	$8,463
8/31/2022	$7,457	$8,061
9/30/2022	$6,776	$7,307
10/31/2022	$7,247	$7,700
11/30/2022	$8,051	$8,567
12/31/2022	$7,798	$8,574
1/31/2023	$8,438	$9,269
2/28/2023	$8,143	$9,075
3/31/2023	$8,617	$9,300
4/30/2023	$8,805	$9,563
5/31/2023	$8,439	$9,158
6/30/2023	$8,746	$9,575
7/31/2023	$8,877	$9,885
8/31/2023	$8,492	$9,506
9/30/2023	$8,015	$9,181
10/31/2023	$7,807	$8,809
11/30/2023	$8,524	$9,627
12/31/2023	$8,902	$10,138
1/31/2024	$8,993	$10,196
2/29/2024	$9,373	$10,383
3/31/2024	$9,608	$10,725
4/30/2024	$9,104	$10,450
5/31/2024	$9,495	$10,855
6/30/2024	$9,556	$10,679
7/31/2024	$9,732	$10,993
8/31/2024	$10,262	$11,350
9/30/2024	$10,332	$11,455
10/31/2024	$9,788	$10,832
11/30/2024	$9,932	$10,771
12/31/2024	$9,580	$10,526

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class P	7.61%	(1.34%)
MSCI EAFE Index	3.82%	1.63%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$676,980,846
  # of Portfolio Holdings68
  Total Advisory Fees Paid$6,069,018
  Portfolio Turnover Rate64%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Others (each less than 3.0%)	3.4%
Communications	11.0%
Technology	12.7%
Consumer, Cyclical	14.0%
Financial	15.9%
Industrial	16.0%
Consumer, Non-Cyclical	26.1%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	12.5%
Switzerland	3.6%
Italy	3.8%
Denmark	4.3%
Netherlands	4.5%
Spain	5.3%
United States	7.6%
Germany	7.8%
Canada	9.0%
France	9.7%
United Kingdom	14.7%
Japan	16.3%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	1.00%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector contributed to relative returns as the Fund owned several companies that manufacture electrical equipment products needed for the energy transition.

+ Security selection and an overweight position (relative to the benchmark index) in the technology sector also supported relative performance.

+ An overweight position in electronics company Hitachi (Japan) boosted relative performance as the company’s share price climbed as a result of revenue results, led by strong sales growth in its IT services division.

Top detractors from performance:

- A combination of security selection and an underweight allocation to the financial sector detracted from relative returns. The Federal Reserve forecasted fewer interest rate cuts in 2025 than it had previously anticipated as a result of inflation remaining higher than expected, causing financials to rally and finished the year as the best-performing sector in the  benchmark index.

- An underweight allocation to the communications sector hurt relative performance as entertainment companies and wireless telecommunication services were standout performers.

- A combination of security selection and an overweight allocation to the consumer, non-cyclical sector detracted from relative returns. In particular, alcoholic beverage producers were under pressure due to cyclical pressures (e.g., excess inventory).

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Large-Cap (Class I)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,123	$10,049
2/28/2015	$10,724	$10,650
3/31/2015	$10,603	$10,488
4/30/2015	$11,046	$10,916
5/31/2015	$11,024	$10,860
6/30/2015	$10,696	$10,552
7/31/2015	$10,889	$10,772
8/31/2015	$10,036	$9,979
9/30/2015	$9,697	$9,472
10/31/2015	$10,312	$10,213
11/30/2015	$10,187	$10,054
12/31/2015	$9,956	$9,919
1/31/2016	$9,360	$9,201
2/29/2016	$9,153	$9,033
3/31/2016	$9,707	$9,620
4/30/2016	$9,869	$9,899
5/31/2016	$9,801	$9,809
6/30/2016	$9,573	$9,480
7/31/2016	$9,956	$9,960
8/31/2016	$10,079	$9,967
9/30/2016	$10,165	$10,090
10/31/2016	$9,935	$9,883
11/30/2016	$9,707	$9,687
12/31/2016	$9,949	$10,018
1/31/2017	$10,346	$10,308
2/28/2017	$10,398	$10,456
3/31/2017	$10,752	$10,744
4/30/2017	$11,170	$11,017
5/31/2017	$11,736	$11,421
6/30/2017	$11,756	$11,401
7/31/2017	$11,999	$11,730
8/31/2017	$11,990	$11,726
9/30/2017	$12,244	$12,017
10/31/2017	$12,467	$12,200
11/30/2017	$12,550	$12,328
12/31/2017	$12,686	$12,526
1/31/2018	$13,291	$13,154
2/28/2018	$12,676	$12,560
3/31/2018	$12,467	$12,334
4/30/2018	$12,687	$12,615
5/31/2018	$12,561	$12,332
6/30/2018	$12,416	$12,181
7/31/2018	$12,844	$12,481
8/31/2018	$12,665	$12,240
9/30/2018	$12,641	$12,346
10/31/2018	$11,594	$11,364
11/30/2018	$11,688	$11,349
12/31/2018	$11,187	$10,798
1/31/2019	$11,856	$11,508
2/28/2019	$12,289	$11,801
3/31/2019	$12,483	$11,876
4/30/2019	$12,983	$12,210
5/31/2019	$12,409	$11,623
6/30/2019	$13,272	$12,313
7/31/2019	$12,921	$12,157
8/31/2019	$12,914	$11,842
9/30/2019	$13,155	$12,181
10/31/2019	$13,616	$12,619
11/30/2019	$13,857	$12,761
12/31/2019	$14,323	$13,176
1/31/2020	$14,037	$12,900
2/29/2020	$13,107	$11,734
3/31/2020	$11,365	$10,168
4/30/2020	$12,114	$10,825
5/31/2020	$12,632	$11,296
6/30/2020	$13,161	$11,681
7/31/2020	$13,615	$11,953
8/31/2020	$14,195	$12,568
9/30/2020	$13,937	$12,241
10/31/2020	$13,205	$11,752
11/30/2020	$15,105	$13,574
12/31/2020	$15,861	$14,205
1/31/2021	$15,464	$14,054
2/28/2021	$15,627	$14,369
3/31/2021	$16,026	$14,700
4/30/2021	$16,594	$15,142
5/31/2021	$17,318	$15,636
6/30/2021	$17,126	$15,460
7/31/2021	$17,371	$15,576
8/31/2021	$17,738	$15,851
9/30/2021	$17,085	$15,391
10/31/2021	$17,833	$15,769
11/30/2021	$17,362	$15,035
12/31/2021	$18,205	$15,805
1/31/2022	$17,472	$15,042
2/28/2022	$16,787	$14,776
3/31/2022	$16,757	$14,871
4/30/2022	$15,734	$13,909
5/31/2022	$15,946	$14,013
6/30/2022	$14,624	$12,713
7/31/2022	$15,360	$13,346
8/31/2022	$14,504	$12,712
9/30/2022	$13,344	$11,523
10/31/2022	$14,013	$12,143
11/30/2022	$15,840	$13,510
12/31/2022	$15,439	$13,521
1/31/2023	$16,818	$14,616
2/28/2023	$16,285	$14,311
3/31/2023	$17,003	$14,666
4/30/2023	$17,556	$15,080
5/31/2023	$16,899	$14,442
6/30/2023	$17,636	$15,099
7/31/2023	$17,940	$15,587
8/31/2023	$17,306	$14,990
9/30/2023	$16,360	$14,478
10/31/2023	$16,089	$13,891
11/30/2023	$17,507	$15,181
12/31/2023	$18,319	$15,987
1/31/2024	$18,188	$16,079
2/29/2024	$18,743	$16,373
3/31/2024	$19,167	$16,912
4/30/2024	$18,522	$16,479
5/31/2024	$19,441	$17,117
6/30/2024	$19,116	$16,841
7/31/2024	$19,668	$17,335
8/31/2024	$20,398	$17,899
9/30/2024	$20,695	$18,064
10/31/2024	$19,594	$17,082
11/30/2024	$19,451	$16,985
12/31/2024	$18,992	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	3.68%	5.81%	6.62%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,188,641,862
  # of Portfolio Holdings78
  Total Advisory Fees Paid$9,271,665
  Portfolio Turnover Rate23%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	6.6%
Basic Materials	5.5%
Technology	11.2%
Consumer, Cyclical	13.2%
Industrial	17.0%
Financial	20.4%
Consumer, Non-Cyclical	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.8%)
Others (each less than 3.0%)	19.8%
Canada	3.6%
Italy	4.0%
Germany	9.3%
Switzerland	9.5%
United Kingdom	9.9%
United States	11.9%
France	15.1%
Japan	17.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.80%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector contributed to relative returns as the Fund owned several companies that manufacture electrical equipment products needed for the energy transition.

+ Security selection and an overweight position (relative to the benchmark index) in the technology sector also supported relative performance.

+ An overweight position in electronics company Hitachi (Japan) boosted relative performance as the company’s share price climbed as a result of revenue results, led by strong sales growth in its IT services division.

Top detractors from performance:

- A combination of security selection and an underweight allocation to the financial sector detracted from relative returns. The Federal Reserve forecasted fewer interest rate cuts in 2025 than it had previously anticipated as a result of inflation remaining higher than expected, causing financials to rally and finished the year as the best-performing sector in the  benchmark index.

- An underweight allocation to the communications sector hurt relative performance as entertainment companies and wireless telecommunication services were standout performers.

- A combination of security selection and an overweight allocation to the consumer, non-cyclical sector detracted from relative returns. In particular, alcoholic beverage producers were under pressure due to cyclical pressures (e.g., excess inventory).

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Large-Cap (Class P)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,125	$10,049
2/28/2015	$10,728	$10,650
3/31/2015	$10,608	$10,488
4/30/2015	$11,053	$10,916
5/31/2015	$11,033	$10,860
6/30/2015	$10,706	$10,552
7/31/2015	$10,902	$10,772
8/31/2015	$10,049	$9,979
9/30/2015	$9,712	$9,472
10/31/2015	$10,329	$10,213
11/30/2015	$10,205	$10,054
12/31/2015	$9,976	$9,919
1/31/2016	$9,380	$9,201
2/29/2016	$9,175	$9,033
3/31/2016	$9,731	$9,620
4/30/2016	$9,896	$9,899
5/31/2016	$9,829	$9,809
6/30/2016	$9,602	$9,480
7/31/2016	$9,987	$9,960
8/31/2016	$10,113	$9,967
9/30/2016	$10,201	$10,090
10/31/2016	$9,972	$9,883
11/30/2016	$9,745	$9,687
12/31/2016	$9,989	$10,018
1/31/2017	$10,389	$10,308
2/28/2017	$10,443	$10,456
3/31/2017	$10,801	$10,744
4/30/2017	$11,222	$11,017
5/31/2017	$11,793	$11,421
6/30/2017	$11,815	$11,401
7/31/2017	$12,061	$11,730
8/31/2017	$12,054	$11,726
9/30/2017	$12,311	$12,017
10/31/2017	$12,538	$12,200
11/30/2017	$12,623	$12,328
12/31/2017	$12,762	$12,526
1/31/2018	$13,373	$13,154
2/28/2018	$12,756	$12,560
3/31/2018	$12,548	$12,334
4/30/2018	$12,771	$12,615
5/31/2018	$12,647	$12,332
6/30/2018	$12,503	$12,181
7/31/2018	$12,936	$12,481
8/31/2018	$12,758	$12,240
9/30/2018	$12,736	$12,346
10/31/2018	$11,683	$11,364
11/30/2018	$11,780	$11,349
12/31/2018	$11,277	$10,798
1/31/2019	$11,953	$11,508
2/28/2019	$12,391	$11,801
3/31/2019	$12,590	$11,876
4/30/2019	$13,096	$12,210
5/31/2019	$12,519	$11,623
6/30/2019	$13,392	$12,313
7/31/2019	$13,040	$12,157
8/31/2019	$13,035	$11,842
9/30/2019	$13,280	$12,181
10/31/2019	$13,748	$12,619
11/30/2019	$13,994	$12,761
12/31/2019	$14,467	$13,176
1/31/2020	$14,181	$12,900
2/29/2020	$13,243	$11,734
3/31/2020	$11,485	$10,168
4/30/2020	$12,244	$10,825
5/31/2020	$12,769	$11,296
6/30/2020	$13,307	$11,681
7/31/2020	$13,768	$11,953
8/31/2020	$14,356	$12,568
9/30/2020	$14,098	$12,241
10/31/2020	$13,360	$11,752
11/30/2020	$15,285	$13,574
12/31/2020	$16,053	$14,205
1/31/2021	$15,653	$14,054
2/28/2021	$15,821	$14,369
3/31/2021	$16,227	$14,700
4/30/2021	$16,805	$15,142
5/31/2021	$17,541	$15,636
6/30/2021	$17,350	$15,460
7/31/2021	$17,601	$15,576
8/31/2021	$17,976	$15,851
9/30/2021	$17,317	$15,391
10/31/2021	$18,078	$15,769
11/30/2021	$17,604	$15,035
12/31/2021	$18,462	$15,805
1/31/2022	$17,721	$15,042
2/28/2022	$17,029	$14,776
3/31/2022	$17,001	$14,871
4/30/2022	$15,966	$13,909
5/31/2022	$16,184	$14,013
6/30/2022	$14,845	$12,713
7/31/2022	$15,594	$13,346
8/31/2022	$14,728	$12,712
9/30/2022	$13,552	$11,523
10/31/2022	$14,234	$12,143
11/30/2022	$16,093	$13,510
12/31/2022	$15,688	$13,521
1/31/2023	$17,091	$14,616
2/28/2023	$16,552	$14,311
3/31/2023	$17,286	$14,666
4/30/2023	$17,851	$15,080
5/31/2023	$17,186	$14,442
6/30/2023	$17,938	$15,099
7/31/2023	$18,251	$15,587
8/31/2023	$17,608	$14,990
9/30/2023	$16,649	$14,478
10/31/2023	$16,375	$13,891
11/30/2023	$17,821	$15,181
12/31/2023	$18,651	$15,987
1/31/2024	$18,521	$16,079
2/29/2024	$19,090	$16,373
3/31/2024	$19,525	$16,912
4/30/2024	$18,870	$16,479
5/31/2024	$19,810	$17,117
6/30/2024	$19,482	$16,841
7/31/2024	$20,048	$17,335
8/31/2024	$20,796	$17,899
9/30/2024	$21,102	$18,064
10/31/2024	$19,983	$17,082
11/30/2024	$19,841	$16,985
12/31/2024	$19,375	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	3.88%	6.02%	6.84%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,188,641,862
  # of Portfolio Holdings78
  Total Advisory Fees Paid$9,271,665
  Portfolio Turnover Rate23%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	6.6%
Basic Materials	5.5%
Technology	11.2%
Consumer, Cyclical	13.2%
Industrial	17.0%
Financial	20.4%
Consumer, Non-Cyclical	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.8%)
Others (each less than 3.0%)	19.8%
Canada	3.6%
Italy	4.0%
Germany	9.3%
Switzerland	9.5%
United Kingdom	9.9%
United States	11.9%
France	15.1%
Japan	17.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.15%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI ACWI ex USA Small Cap Index) in International Games System, a gaming company in Taiwan, was a top contributor. The company was on pace for record sales and earnings as its online game business, with a higher margin, grew faster than its arcade game business.

+ Non-benchmark holding in Germany-based Rheinmetall AG also contributed. Rheinmetall, an automotive and arms manufacturer, continued to benefit from upward trending defense budgets across the European continent as well as orders to replace materiel donated to Ukraine.

+ An overweight in Danish bank Spar Nord also contributed as net interest income grew due to the higher level of interest rates and net fee income from asset management increased.

Top detractors from performance:

- An overweight position in John Wood Group was a significant detractor. The United Kingdom-based engineering and consulting company has been struggling with restructuring challenges.

- An overweight in Tsuruha Holdings, Japan’s largest operator of drugstores, detracted from performance as the company’s sales were weak.

- A non-benchmark holding in Hypera SA, a Brazilian pharmaceutical company, hurt performance as its net revenues, gross margin, and net profit declined due to less operating leverage, higher marketing expenses, and increased discounts on certain products.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Small-Cap (Class I)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,951	$9,963	$10,049
2/28/2015	$10,619	$10,507	$10,650
3/31/2015	$10,558	$10,393	$10,488
4/30/2015	$11,101	$11,014	$10,916
5/31/2015	$11,271	$11,076	$10,860
6/30/2015	$11,179	$10,832	$10,552
7/31/2015	$11,205	$10,625	$10,772
8/31/2015	$10,579	$10,032	$9,979
9/30/2015	$10,233	$9,746	$9,472
10/31/2015	$10,710	$10,324	$10,213
11/30/2015	$10,707	$10,250	$10,054
12/31/2015	$10,643	$10,260	$9,919
1/31/2016	$10,045	$9,474	$9,201
2/29/2016	$9,839	$9,506	$9,033
3/31/2016	$10,692	$10,330	$9,620
4/30/2016	$10,803	$10,619	$9,899
5/31/2016	$10,962	$10,549	$9,809
6/30/2016	$10,513	$10,240	$9,480
7/31/2016	$11,031	$10,810	$9,960
8/31/2016	$10,942	$10,784	$9,967
9/30/2016	$11,316	$11,050	$10,090
10/31/2016	$11,016	$10,759	$9,883
11/30/2016	$10,732	$10,440	$9,687
12/31/2016	$11,007	$10,661	$10,018
1/31/2017	$11,408	$11,070	$10,308
2/28/2017	$11,647	$11,361	$10,456
3/31/2017	$11,977	$11,597	$10,744
4/30/2017	$12,330	$11,945	$11,017
5/31/2017	$12,704	$12,269	$11,421
6/30/2017	$12,806	$12,320	$11,401
7/31/2017	$13,356	$12,756	$11,730
8/31/2017	$13,576	$12,894	$11,726
9/30/2017	$13,890	$13,171	$12,017
10/31/2017	$14,108	$13,417	$12,200
11/30/2017	$14,188	$13,617	$12,328
12/31/2017	$14,520	$14,035	$12,526
1/31/2018	$15,274	$14,725	$13,154
2/28/2018	$14,496	$14,146	$12,560
3/31/2018	$14,412	$13,952	$12,334
4/30/2018	$14,512	$14,147	$12,615
5/31/2018	$14,329	$14,004	$12,332
6/30/2018	$13,938	$13,622	$12,181
7/31/2018	$14,082	$13,717	$12,481
8/31/2018	$13,778	$13,584	$12,240
9/30/2018	$13,638	$13,416	$12,346
10/31/2018	$12,220	$12,111	$11,364
11/30/2018	$12,015	$12,141	$11,349
12/31/2018	$11,303	$11,481	$10,798
1/31/2019	$12,375	$12,380	$11,508
2/28/2019	$12,528	$12,640	$11,801
3/31/2019	$12,442	$12,659	$11,876
4/30/2019	$12,738	$12,939	$12,210
5/31/2019	$11,840	$12,271	$11,623
6/30/2019	$12,499	$12,813	$12,313
7/31/2019	$12,294	$12,727	$12,157
8/31/2019	$11,948	$12,360	$11,842
9/30/2019	$12,254	$12,661	$12,181
10/31/2019	$12,732	$13,173	$12,619
11/30/2019	$12,966	$13,394	$12,761
12/31/2019	$13,571	$14,055	$13,176
1/31/2020	$13,026	$13,616	$12,900
2/29/2020	$11,896	$12,364	$11,734
3/31/2020	$9,444	$9,978	$10,168
4/30/2020	$10,585	$11,191	$10,825
5/31/2020	$11,270	$11,869	$11,296
6/30/2020	$11,530	$12,256	$11,681
7/31/2020	$11,992	$12,869	$11,953
8/31/2020	$12,668	$13,715	$12,568
9/30/2020	$12,650	$13,542	$12,241
10/31/2020	$12,253	$13,183	$11,752
11/30/2020	$13,728	$15,007	$13,574
12/31/2020	$14,714	$16,056	$14,205
1/31/2021	$14,723	$16,028	$14,054
2/28/2021	$15,202	$16,608	$14,369
3/31/2021	$15,878	$16,945	$14,700
4/30/2021	$16,649	$17,723	$15,142
5/31/2021	$17,176	$18,133	$15,636
6/30/2021	$16,910	$18,021	$15,460
7/31/2021	$17,161	$18,166	$15,576
8/31/2021	$17,304	$18,585	$15,851
9/30/2021	$16,581	$18,020	$15,391
10/31/2021	$16,881	$18,302	$15,769
11/30/2021	$15,995	$17,396	$15,035
12/31/2021	$16,755	$18,131	$15,805
1/31/2022	$16,167	$17,000	$15,042
2/28/2022	$15,644	$16,779	$14,776
3/31/2022	$15,394	$16,950	$14,871
4/30/2022	$14,613	$15,856	$13,909
5/31/2022	$14,842	$15,710	$14,013
6/30/2022	$13,494	$13,976	$12,713
7/31/2022	$14,070	$14,783	$13,346
8/31/2022	$13,336	$14,396	$12,712
9/30/2022	$11,988	$12,806	$11,523
10/31/2022	$12,695	$13,222	$12,143
11/30/2022	$14,005	$14,486	$13,510
12/31/2022	$13,892	$14,510	$13,521
1/31/2023	$14,945	$15,555	$14,616
2/28/2023	$14,707	$15,158	$14,311
3/31/2023	$14,954	$15,192	$14,666
4/30/2023	$15,089	$15,416	$15,080
5/31/2023	$14,660	$14,988	$14,442
6/30/2023	$15,024	$15,503	$15,099
7/31/2023	$15,577	$16,290	$15,587
8/31/2023	$15,114	$15,836	$14,990
9/30/2023	$14,579	$15,240	$14,478
10/31/2023	$13,970	$14,388	$13,891
11/30/2023	$15,254	$15,780	$15,181
12/31/2023	$16,285	$16,782	$15,987
1/31/2024	$15,991	$16,494	$16,079
2/29/2024	$16,195	$16,660	$16,373
3/31/2024	$16,700	$17,136	$16,912
4/30/2024	$16,181	$16,887	$16,479
5/31/2024	$16,855	$17,434	$17,117
6/30/2024	$16,490	$17,249	$16,841
7/31/2024	$17,105	$17,906	$17,335
8/31/2024	$17,290	$18,236	$17,899
9/30/2024	$17,392	$18,784	$18,064
10/31/2024	$16,330	$17,802	$17,082
11/30/2024	$16,512	$17,724	$16,985
12/31/2024	$16,125	$17,346	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.98%)	3.51%	4.89%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$386,656,452
  # of Portfolio Holdings169
  Total Advisory Fees Paid$1,414,872
  Portfolio Turnover Rate86%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Others (each less than 3.0%)	5.2%
Energy	5.5%
Technology	7.1%
Exchange-Traded Funds	7.9%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	17.7%
Financial	17.8%
Industrial	23.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.2%
Others (each less than 3.0%)	37.1%
Canada	3.0%
France	3.2%
Australia	3.3%
Spain	3.4%
Taiwan	3.7%
China	4.0%
United States	4.1%
United Kingdom	14.6%
Japan	21.4%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI ACWI ex USA Small Cap Index) in International Games System, a gaming company in Taiwan, was a top contributor. The company was on pace for record sales and earnings as its online game business, with a higher margin, grew faster than its arcade game business.

+ Non-benchmark holding in Germany-based Rheinmetall AG also contributed. Rheinmetall, an automotive and arms manufacturer, continued to benefit from upward trending defense budgets across the European continent as well as orders to replace materiel donated to Ukraine.

+ An overweight in Danish bank Spar Nord also contributed as net interest income grew due to the higher level of interest rates and net fee income from asset management increased.

Top detractors from performance:

- An overweight position in John Wood Group was a significant detractor. The United Kingdom-based engineering and consulting company has been struggling with restructuring challenges.

- An overweight in Tsuruha Holdings, Japan’s largest operator of drugstores, detracted from performance as the company’s sales were weak.

- A non-benchmark holding in Hypera SA, a Brazilian pharmaceutical company, hurt performance as its net revenues, gross margin, and net profit declined due to less operating leverage, higher marketing expenses, and increased discounts on certain products.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Small-Cap (Class P)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,953	$9,963	$10,049
2/28/2015	$10,623	$10,507	$10,650
3/31/2015	$10,563	$10,393	$10,488
4/30/2015	$11,108	$11,014	$10,916
5/31/2015	$11,281	$11,076	$10,860
6/30/2015	$11,190	$10,832	$10,552
7/31/2015	$11,218	$10,625	$10,772
8/31/2015	$10,593	$10,032	$9,979
9/30/2015	$10,248	$9,746	$9,472
10/31/2015	$10,728	$10,324	$10,213
11/30/2015	$10,727	$10,250	$10,054
12/31/2015	$10,664	$10,260	$9,919
1/31/2016	$10,067	$9,474	$9,201
2/29/2016	$9,862	$9,506	$9,033
3/31/2016	$10,719	$10,330	$9,620
4/30/2016	$10,832	$10,619	$9,899
5/31/2016	$10,994	$10,549	$9,809
6/30/2016	$10,545	$10,240	$9,480
7/31/2016	$11,066	$10,810	$9,960
8/31/2016	$10,979	$10,784	$9,967
9/30/2016	$11,355	$11,050	$10,090
10/31/2016	$11,056	$10,759	$9,883
11/30/2016	$10,773	$10,440	$9,687
12/31/2016	$11,051	$10,661	$10,018
1/31/2017	$11,455	$11,070	$10,308
2/28/2017	$11,697	$11,361	$10,456
3/31/2017	$12,030	$11,597	$10,744
4/30/2017	$12,388	$11,945	$11,017
5/31/2017	$12,766	$12,269	$11,421
6/30/2017	$12,869	$12,320	$11,401
7/31/2017	$13,425	$12,756	$11,730
8/31/2017	$13,648	$12,894	$11,726
9/30/2017	$13,967	$13,171	$12,017
10/31/2017	$14,188	$13,417	$12,200
11/30/2017	$14,271	$13,617	$12,328
12/31/2017	$14,607	$14,035	$12,526
1/31/2018	$15,368	$14,725	$13,154
2/28/2018	$14,587	$14,146	$12,560
3/31/2018	$14,505	$13,952	$12,334
4/30/2018	$14,609	$14,147	$12,615
5/31/2018	$14,427	$14,004	$12,332
6/30/2018	$14,035	$13,622	$12,181
7/31/2018	$14,183	$13,717	$12,481
8/31/2018	$13,879	$13,584	$12,240
9/30/2018	$13,740	$13,416	$12,346
10/31/2018	$12,314	$12,111	$11,364
11/30/2018	$12,110	$12,141	$11,349
12/31/2018	$11,393	$11,481	$10,798
1/31/2019	$12,476	$12,380	$11,508
2/28/2019	$12,633	$12,640	$11,801
3/31/2019	$12,548	$12,659	$11,876
4/30/2019	$12,849	$12,939	$12,210
5/31/2019	$11,945	$12,271	$11,623
6/30/2019	$12,612	$12,813	$12,313
7/31/2019	$12,407	$12,727	$12,157
8/31/2019	$12,060	$12,360	$11,842
9/30/2019	$12,370	$12,661	$12,181
10/31/2019	$12,855	$13,173	$12,619
11/30/2019	$13,093	$13,394	$12,761
12/31/2019	$13,707	$14,055	$13,176
1/31/2020	$13,158	$13,616	$12,900
2/29/2020	$12,019	$12,364	$11,734
3/31/2020	$9,543	$9,978	$10,168
4/30/2020	$10,698	$11,191	$10,825
5/31/2020	$11,392	$11,869	$11,296
6/30/2020	$11,657	$12,256	$11,681
7/31/2020	$12,127	$12,869	$11,953
8/31/2020	$12,813	$13,715	$12,568
9/30/2020	$12,796	$13,542	$12,241
10/31/2020	$12,397	$13,183	$11,752
11/30/2020	$13,891	$15,007	$13,574
12/31/2020	$14,891	$16,056	$14,205
1/31/2021	$14,903	$16,028	$14,054
2/28/2021	$15,390	$16,608	$14,369
3/31/2021	$16,077	$16,945	$14,700
4/30/2021	$16,860	$17,723	$15,142
5/31/2021	$17,397	$18,133	$15,636
6/30/2021	$17,131	$18,021	$15,460
7/31/2021	$17,388	$18,166	$15,576
8/31/2021	$17,535	$18,585	$15,851
9/30/2021	$16,806	$18,020	$15,391
10/31/2021	$17,113	$18,302	$15,769
11/30/2021	$16,218	$17,396	$15,035
12/31/2021	$16,991	$18,131	$15,805
1/31/2022	$16,397	$17,000	$15,042
2/28/2022	$15,869	$16,779	$14,776
3/31/2022	$15,618	$16,950	$14,871
4/30/2022	$14,828	$15,856	$13,909
5/31/2022	$15,063	$15,710	$14,013
6/30/2022	$13,697	$13,976	$12,713
7/31/2022	$14,285	$14,783	$13,346
8/31/2022	$13,542	$14,396	$12,712
9/30/2022	$12,175	$12,806	$11,523
10/31/2022	$12,896	$13,222	$12,143
11/30/2022	$14,228	$14,486	$13,510
12/31/2022	$14,116	$14,510	$13,521
1/31/2023	$15,188	$15,555	$14,616
2/28/2023	$14,949	$15,158	$14,311
3/31/2023	$15,202	$15,192	$14,666
4/30/2023	$15,342	$15,416	$15,080
5/31/2023	$14,909	$14,988	$14,442
6/30/2023	$15,281	$15,503	$15,099
7/31/2023	$15,846	$16,290	$15,587
8/31/2023	$15,378	$15,836	$14,990
9/30/2023	$14,836	$15,240	$14,478
10/31/2023	$14,218	$14,388	$13,891
11/30/2023	$15,528	$15,780	$15,181
12/31/2023	$16,581	$16,782	$15,987
1/31/2024	$16,284	$16,494	$16,079
2/29/2024	$16,494	$16,660	$16,373
3/31/2024	$17,012	$17,136	$16,912
4/30/2024	$16,486	$16,887	$16,479
5/31/2024	$17,174	$17,434	$17,117
6/30/2024	$16,806	$17,249	$16,841
7/31/2024	$17,436	$17,906	$17,335
8/31/2024	$17,627	$18,236	$17,899
9/30/2024	$17,734	$18,784	$18,064
10/31/2024	$16,654	$17,802	$17,082
11/30/2024	$16,843	$17,724	$16,985
12/31/2024	$16,451	$17,346	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	(0.78%)	3.72%	5.10%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$386,656,452
  # of Portfolio Holdings169
  Total Advisory Fees Paid$1,414,872
  Portfolio Turnover Rate86%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.2%
Others (each less than 3.0%)	5.2%
Energy	5.5%
Technology	7.1%
Exchange-Traded Funds	7.9%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	17.7%
Financial	17.8%
Industrial	23.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.2%
Others (each less than 3.0%)	37.1%
Canada	3.0%
France	3.2%
Australia	3.3%
Spain	3.4%
Taiwan	3.7%
China	4.0%
United States	4.1%
United Kingdom	14.6%
Japan	21.4%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.91%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Country selection within the Europe Developed (excluding the United Kingdom) region, where resilient labor markets reinforced the view that an inflation soft landing was achievable, was a key contributor to performance.

+ Sector allocation contributed to outperformance. An overweight allocation (relative to the benchmark index) to financials contributed to results as that sector gained.

+ UniCredit S.p.A. and BPER Banca S.p.A. were the top individual contributors to performance. Both Italian banks reported strong results amid a backdrop of challenging interest rates.

Top detractors from performance:

- Security selection in the industrials, consumer discretionary, and communication services sectors detracted from performance.

- An overweight allocation to the poor performing energy sector hurt performance.

- Banco Bradesco SA, a Brazilian bank, was the largest individual detractor from performance as the bank struggled amid a challenging macroeconomic landscape in Brazil.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Value (Class I)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,116	$10,049
2/28/2015	$10,660	$10,650
3/31/2015	$10,450	$10,488
4/30/2015	$10,922	$10,916
5/31/2015	$10,982	$10,860
6/30/2015	$10,690	$10,552
7/31/2015	$10,795	$10,772
8/31/2015	$9,932	$9,979
9/30/2015	$9,519	$9,472
10/31/2015	$10,056	$10,213
11/30/2015	$9,974	$10,054
12/31/2015	$9,737	$9,919
1/31/2016	$9,036	$9,201
2/29/2016	$8,686	$9,033
3/31/2016	$9,306	$9,620
4/30/2016	$9,541	$9,899
5/31/2016	$9,447	$9,809
6/30/2016	$9,058	$9,480
7/31/2016	$9,488	$9,960
8/31/2016	$9,651	$9,967
9/30/2016	$9,662	$10,090
10/31/2016	$9,654	$9,883
11/30/2016	$9,652	$9,687
12/31/2016	$10,026	$10,018
1/31/2017	$10,334	$10,308
2/28/2017	$10,353	$10,456
3/31/2017	$10,709	$10,744
4/30/2017	$10,765	$11,017
5/31/2017	$11,040	$11,421
6/30/2017	$11,137	$11,401
7/31/2017	$11,487	$11,730
8/31/2017	$11,413	$11,726
9/30/2017	$11,799	$12,017
10/31/2017	$11,940	$12,200
11/30/2017	$11,978	$12,328
12/31/2017	$12,189	$12,526
1/31/2018	$12,945	$13,154
2/28/2018	$12,364	$12,560
3/31/2018	$12,124	$12,334
4/30/2018	$12,400	$12,615
5/31/2018	$11,807	$12,332
6/30/2018	$11,540	$12,181
7/31/2018	$11,984	$12,481
8/31/2018	$11,630	$12,240
9/30/2018	$11,969	$12,346
10/31/2018	$11,095	$11,364
11/30/2018	$11,020	$11,349
12/31/2018	$10,366	$10,798
1/31/2019	$11,142	$11,508
2/28/2019	$11,246	$11,801
3/31/2019	$11,060	$11,876
4/30/2019	$11,359	$12,210
5/31/2019	$10,610	$11,623
6/30/2019	$11,261	$12,313
7/31/2019	$10,828	$12,157
8/31/2019	$10,430	$11,842
9/30/2019	$10,952	$12,181
10/31/2019	$11,414	$12,619
11/30/2019	$11,564	$12,761
12/31/2019	$12,087	$13,176
1/31/2020	$11,141	$12,900
2/29/2020	$10,076	$11,734
3/31/2020	$7,869	$10,168
4/30/2020	$8,518	$10,825
5/31/2020	$8,841	$11,296
6/30/2020	$9,096	$11,681
7/31/2020	$9,128	$11,953
8/31/2020	$9,816	$12,568
9/30/2020	$9,263	$12,241
10/31/2020	$9,000	$11,752
11/30/2020	$10,731	$13,574
12/31/2020	$11,220	$14,205
1/31/2021	$11,153	$14,054
2/28/2021	$12,091	$14,369
3/31/2021	$12,631	$14,700
4/30/2021	$12,797	$15,142
5/31/2021	$13,597	$15,636
6/30/2021	$13,167	$15,460
7/31/2021	$13,019	$15,576
8/31/2021	$13,294	$15,851
9/30/2021	$13,384	$15,391
10/31/2021	$13,623	$15,769
11/30/2021	$12,855	$15,035
12/31/2021	$13,505	$15,805
1/31/2022	$14,158	$15,042
2/28/2022	$13,743	$14,776
3/31/2022	$13,552	$14,871
4/30/2022	$12,912	$13,909
5/31/2022	$13,553	$14,013
6/30/2022	$12,256	$12,713
7/31/2022	$12,424	$13,346
8/31/2022	$11,987	$12,712
9/30/2022	$10,969	$11,523
10/31/2022	$11,732	$12,143
11/30/2022	$13,337	$13,510
12/31/2022	$13,334	$13,521
1/31/2023	$14,620	$14,616
2/28/2023	$14,378	$14,311
3/31/2023	$14,230	$14,666
4/30/2023	$14,594	$15,080
5/31/2023	$13,960	$14,442
6/30/2023	$14,801	$15,099
7/31/2023	$15,534	$15,587
8/31/2023	$15,083	$14,990
9/30/2023	$14,839	$14,478
10/31/2023	$14,375	$13,891
11/30/2023	$15,418	$15,181
12/31/2023	$16,028	$15,987
1/31/2024	$15,678	$16,079
2/29/2024	$15,919	$16,373
3/31/2024	$16,749	$16,912
4/30/2024	$16,611	$16,479
5/31/2024	$17,335	$17,117
6/30/2024	$16,519	$16,841
7/31/2024	$17,357	$17,335
8/31/2024	$17,851	$17,899
9/30/2024	$18,078	$18,064
10/31/2024	$17,344	$17,082
11/30/2024	$17,055	$16,985
12/31/2024	$16,651	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	3.89%	6.62%	5.23%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$993,296,678
  # of Portfolio Holdings138
  Total Advisory Fees Paid$6,134,133
  Portfolio Turnover Rate53%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Others (each less than 3.0%)	3.2%
Basic Materials	4.9%
Industrial	7.7%
Energy	8.0%
Communications	11.8%
Consumer, Cyclical	13.7%
Consumer, Non-Cyclical	17.8%
Financial	30.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.0%
Others (each less than 3.0%)	18.2%
Brazil	3.6%
Switzerland	4.1%
South Korea	4.4%
Italy	4.8%
Netherlands	5.1%
United States	6.3%
Germany	7.5%
France	11.6%
United Kingdom	12.0%
Japan	20.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Japan Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.71%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Country selection within the Europe Developed (excluding the United Kingdom) region, where resilient labor markets reinforced the view that an inflation soft landing was achievable, was a key contributor to performance.

+ Sector allocation contributed to outperformance. An overweight allocation (relative to the benchmark index) to financials contributed to results as that sector gained.

+ UniCredit S.p.A. and BPER Banca S.p.A. were the top individual contributors to performance. Both Italian banks reported strong results amid a backdrop of challenging interest rates.

Top detractors from performance:

- Security selection in the industrials, consumer discretionary, and communication services sectors detracted from performance.

- An overweight allocation to the poor performing energy sector hurt performance.

- Banco Bradesco SA, a Brazilian bank, was the largest individual detractor from performance as the bank struggled amid a challenging macroeconomic landscape in Brazil.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Value (Class P)	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,118	$10,049
2/28/2015	$10,664	$10,650
3/31/2015	$10,455	$10,488
4/30/2015	$10,929	$10,916
5/31/2015	$10,991	$10,860
6/30/2015	$10,700	$10,552
7/31/2015	$10,807	$10,772
8/31/2015	$9,945	$9,979
9/30/2015	$9,533	$9,472
10/31/2015	$10,073	$10,213
11/30/2015	$9,992	$10,054
12/31/2015	$9,756	$9,919
1/31/2016	$9,056	$9,201
2/29/2016	$8,706	$9,033
3/31/2016	$9,329	$9,620
4/30/2016	$9,567	$9,899
5/31/2016	$9,473	$9,809
6/30/2016	$9,085	$9,480
7/31/2016	$9,518	$9,960
8/31/2016	$9,683	$9,967
9/30/2016	$9,696	$10,090
10/31/2016	$9,689	$9,883
11/30/2016	$9,689	$9,687
12/31/2016	$10,066	$10,018
1/31/2017	$10,377	$10,308
2/28/2017	$10,398	$10,456
3/31/2017	$10,758	$10,744
4/30/2017	$10,815	$11,017
5/31/2017	$11,093	$11,421
6/30/2017	$11,193	$11,401
7/31/2017	$11,546	$11,730
8/31/2017	$11,474	$11,726
9/30/2017	$11,864	$12,017
10/31/2017	$12,008	$12,200
11/30/2017	$12,048	$12,328
12/31/2017	$12,262	$12,526
1/31/2018	$13,025	$13,154
2/28/2018	$12,442	$12,560
3/31/2018	$12,203	$12,334
4/30/2018	$12,483	$12,615
5/31/2018	$11,888	$12,332
6/30/2018	$11,621	$12,181
7/31/2018	$12,070	$12,481
8/31/2018	$11,715	$12,240
9/30/2018	$12,059	$12,346
10/31/2018	$11,180	$11,364
11/30/2018	$11,106	$11,349
12/31/2018	$10,449	$10,798
1/31/2019	$11,233	$11,508
2/28/2019	$11,339	$11,801
3/31/2019	$11,154	$11,876
4/30/2019	$11,457	$12,210
5/31/2019	$10,704	$11,623
6/30/2019	$11,362	$12,313
7/31/2019	$10,927	$12,157
8/31/2019	$10,528	$11,842
9/30/2019	$11,056	$12,181
10/31/2019	$11,524	$12,619
11/30/2019	$11,678	$12,761
12/31/2019	$12,208	$13,176
1/31/2020	$11,255	$12,900
2/29/2020	$10,181	$11,734
3/31/2020	$7,952	$10,168
4/30/2020	$8,609	$10,825
5/31/2020	$8,937	$11,296
6/30/2020	$9,196	$11,681
7/31/2020	$9,230	$11,953
8/31/2020	$9,928	$12,568
9/30/2020	$9,370	$12,241
10/31/2020	$9,105	$11,752
11/30/2020	$10,859	$13,574
12/31/2020	$11,355	$14,205
1/31/2021	$11,289	$14,054
2/28/2021	$12,241	$14,369
3/31/2021	$12,790	$14,700
4/30/2021	$12,959	$15,142
5/31/2021	$13,772	$15,636
6/30/2021	$13,339	$15,460
7/31/2021	$13,191	$15,576
8/31/2021	$13,472	$15,851
9/30/2021	$13,565	$15,391
10/31/2021	$13,810	$15,769
11/30/2021	$13,033	$15,035
12/31/2021	$13,695	$15,805
1/31/2022	$14,359	$15,042
2/28/2022	$13,941	$14,776
3/31/2022	$13,749	$14,871
4/30/2022	$13,103	$13,909
5/31/2022	$13,755	$14,013
6/30/2022	$12,441	$12,713
7/31/2022	$12,613	$13,346
8/31/2022	$12,172	$12,712
9/30/2022	$11,140	$11,523
10/31/2022	$11,917	$12,143
11/30/2022	$13,550	$13,510
12/31/2022	$13,549	$13,521
1/31/2023	$14,858	$14,616
2/28/2023	$14,614	$14,311
3/31/2023	$14,466	$14,666
4/30/2023	$14,839	$15,080
5/31/2023	$14,197	$14,442
6/30/2023	$15,054	$15,099
7/31/2023	$15,803	$15,587
8/31/2023	$15,347	$14,990
9/30/2023	$15,100	$14,478
10/31/2023	$14,631	$13,891
11/30/2023	$15,695	$15,181
12/31/2023	$16,319	$15,987
1/31/2024	$15,965	$16,079
2/29/2024	$16,213	$16,373
3/31/2024	$17,061	$16,912
4/30/2024	$16,923	$16,479
5/31/2024	$17,664	$17,117
6/30/2024	$16,835	$16,841
7/31/2024	$17,693	$17,335
8/31/2024	$18,200	$17,899
9/30/2024	$18,433	$18,064
10/31/2024	$17,688	$17,082
11/30/2024	$17,396	$16,985
12/31/2024	$16,987	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	4.10%	6.83%	5.44%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$993,296,678
  # of Portfolio Holdings138
  Total Advisory Fees Paid$6,134,133
  Portfolio Turnover Rate53%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	2.0%
Others (each less than 3.0%)	3.2%
Basic Materials	4.9%
Industrial	7.7%
Energy	8.0%
Communications	11.8%
Consumer, Cyclical	13.7%
Consumer, Non-Cyclical	17.8%
Financial	30.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.0%
Others (each less than 3.0%)	18.2%
Brazil	3.6%
Switzerland	4.1%
South Korea	4.4%
Italy	4.8%
Netherlands	5.1%
United States	6.3%
Germany	7.5%
France	11.6%
United Kingdom	12.0%
Japan	20.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Japan Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.14%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to the health care sector benchmark index, the Russell 3000 Health Care Index) in Boston Scientific was the largest contributor. The share price rallied as the company saw strong adoption of its recently approved devices by the U.S. Food and Drug Administration (“FDA”) in high-growth cardiovascular end markets, while also benefiting from a robust pipeline of future commercial opportunities.

+ An overweight position in Argenx contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ An overweight position in Intuitive Surgical contributed positively to relative performance. The company experienced strong growth in installations and procedural volumes for its da Vinci surgical robotic system and received FDA approval for its latest-generation model.

Top detractors from performance:

- An underweight position in Eli Lilly was the largest detractor, as the shares increased as driven by strong demand for its glucagon-like peptide-1 (GLP-1) weight-loss drugs.

- An overweight position in Biogen detracted from relative returns. Despite achieving the first-ever approval for an Alzheimer’s disease treatment, the company’s shares traded down as it faced slower drug uptake due to the requirements for specialized screening and limited availability of infusion centers.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Health Sciences (Class I)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,193	$10,159	$9,700
2/28/2015	$10,717	$10,637	$10,257
3/31/2015	$10,966	$10,780	$10,095
4/30/2015	$10,735	$10,580	$10,192
5/31/2015	$11,457	$11,127	$10,323
6/30/2015	$11,490	$11,143	$10,123
7/31/2015	$11,872	$11,461	$10,335
8/31/2015	$10,966	$10,544	$9,712
9/30/2015	$10,138	$9,847	$9,471
10/31/2015	$10,664	$10,512	$10,270
11/30/2015	$10,745	$10,582	$10,301
12/31/2015	$10,959	$10,714	$10,138
1/31/2016	$9,767	$9,720	$9,635
2/29/2016	$9,597	$9,647	$9,622
3/31/2016	$9,899	$9,959	$10,275
4/30/2016	$10,335	$10,265	$10,315
5/31/2016	$10,587	$10,501	$10,500
6/30/2016	$10,608	$10,560	$10,527
7/31/2016	$11,143	$11,140	$10,915
8/31/2016	$10,814	$10,797	$10,931
9/30/2016	$10,880	$10,813	$10,933
10/31/2016	$10,083	$10,038	$10,733
11/30/2016	$10,337	$10,311	$11,131
12/31/2016	$10,304	$10,357	$11,351
1/31/2017	$10,650	$10,633	$11,566
2/28/2017	$11,360	$11,310	$12,025
3/31/2017	$11,375	$11,279	$12,039
4/30/2017	$11,723	$11,462	$12,163
5/31/2017	$11,795	$11,515	$12,334
6/30/2017	$12,292	$12,098	$12,411
7/31/2017	$12,340	$12,162	$12,666
8/31/2017	$12,498	$12,407	$12,705
9/30/2017	$12,581	$12,552	$12,967
10/31/2017	$12,550	$12,444	$13,270
11/30/2017	$12,905	$12,823	$13,677
12/31/2017	$12,774	$12,753	$13,829
1/31/2018	$13,649	$13,616	$14,621
2/28/2018	$13,032	$13,048	$14,082
3/31/2018	$12,786	$12,715	$13,724
4/30/2018	$12,920	$12,848	$13,777
5/31/2018	$13,309	$13,078	$14,108
6/30/2018	$13,611	$13,282	$14,195
7/31/2018	$14,233	$14,077	$14,724
8/31/2018	$14,949	$14,779	$15,203
9/30/2018	$15,377	$15,089	$15,290
10/31/2018	$14,230	$13,925	$14,245
11/30/2018	$15,013	$14,808	$14,535
12/31/2018	$13,783	$13,471	$13,223
1/31/2019	$14,716	$14,275	$14,282
2/28/2019	$14,948	$14,563	$14,741
3/31/2019	$15,044	$14,639	$15,027
4/30/2019	$14,453	$14,233	$15,636
5/31/2019	$14,235	$13,864	$14,642
6/30/2019	$15,318	$14,849	$15,674
7/31/2019	$15,420	$14,648	$15,899
8/31/2019	$15,388	$14,467	$15,648
9/30/2019	$15,049	$14,313	$15,940
10/31/2019	$15,892	$15,003	$16,286
11/30/2019	$16,762	$15,911	$16,877
12/31/2019	$17,335	$16,449	$17,386
1/31/2020	$16,971	$16,052	$17,379
2/29/2020	$16,080	$15,094	$15,949
3/31/2020	$15,312	$14,330	$13,979
4/30/2020	$17,273	$16,307	$15,771
5/31/2020	$18,223	$17,019	$16,522
6/30/2020	$17,987	$16,748	$16,850
7/31/2020	$18,817	$17,620	$17,801
8/31/2020	$19,256	$18,065	$19,080
9/30/2020	$19,075	$17,833	$18,355
10/31/2020	$18,303	$17,309	$17,867
11/30/2020	$19,639	$18,809	$19,823
12/31/2020	$20,591	$19,630	$20,585
1/31/2021	$20,627	$20,066	$20,377
2/28/2021	$20,204	$19,741	$20,939
3/31/2021	$20,649	$20,050	$21,856
4/30/2021	$21,564	$20,883	$23,022
5/31/2021	$21,590	$20,974	$23,183
6/30/2021	$22,151	$21,687	$23,724
7/31/2021	$22,633	$22,445	$24,288
8/31/2021	$22,880	$22,982	$25,026
9/30/2021	$21,663	$21,723	$23,863
10/31/2021	$22,537	$22,651	$25,534
11/30/2021	$21,578	$21,713	$25,357
12/31/2021	$23,141	$23,282	$26,494
1/31/2022	$21,173	$21,335	$25,123
2/28/2022	$20,975	$21,139	$24,371
3/31/2022	$21,853	$22,221	$25,276
4/30/2022	$20,783	$20,860	$23,071
5/31/2022	$20,895	$21,010	$23,114
6/30/2022	$20,523	$20,571	$21,206
7/31/2022	$21,166	$21,373	$23,161
8/31/2022	$20,062	$20,206	$22,217
9/30/2022	$19,443	$19,600	$20,170
10/31/2022	$21,205	$21,334	$21,804
11/30/2022	$22,215	$22,288	$23,022
12/31/2022	$21,798	$21,862	$21,696
1/31/2023	$21,603	$21,698	$23,059
2/28/2023	$20,641	$20,726	$22,496
3/31/2023	$21,257	$21,146	$23,322
4/30/2023	$21,977	$21,821	$23,686
5/31/2023	$21,276	$20,981	$23,789
6/30/2023	$22,165	$21,874	$25,361
7/31/2023	$22,120	$22,073	$26,176
8/31/2023	$22,025	$21,864	$25,759
9/30/2023	$21,336	$21,025	$24,531
10/31/2023	$20,626	$20,166	$24,015
11/30/2023	$21,621	$21,337	$26,208
12/31/2023	$22,544	$22,488	$27,399
1/31/2024	$23,293	$23,031	$27,859
2/29/2024	$23,982	$23,902	$29,347
3/31/2024	$24,467	$24,405	$30,291
4/30/2024	$23,440	$23,089	$29,054
5/31/2024	$24,082	$23,677	$30,494
6/30/2024	$24,670	$24,156	$31,589
7/31/2024	$25,119	$24,890	$31,973
8/31/2024	$26,156	$26,218	$32,749
9/30/2024	$25,682	$25,784	$33,448
10/31/2024	$24,624	$24,676	$33,145
11/30/2024	$24,981	$24,797	$35,090
12/31/2024	$23,454	$23,270	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.04%	6.23%	8.90%
Russell 3000 Health Care Index	3.48%	7.18%	8.81%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$373,651,024
  # of Portfolio Holdings121
  Total Advisory Fees Paid$3,702,572
  Portfolio Turnover Rate32%

What did the Fund invest in?

Industry Weightings

Medical-Drugs
25.6%
Medical-Biomedical/Gene
19.3%
Medical Instruments
14.5%
Medical Products
12.1%
Diagnostic Equipment
8.3%
Medical-HMO
6.9%
Others (each less than 3.0%)
10.5%
Other Assets and Liabilities, Net
2.8%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	2.8%
Others (each less than 3.0%)	10.5%
Medical-HMO	6.9%
Diagnostic Equipment	8.3%
Medical Products	12.1%
Medical Instruments	14.5%
Medical-Biomedical/Gene	19.3%
Medical-Drugs	25.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$96	0.94%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight position (relative to the health care sector benchmark index, the Russell 3000 Health Care Index) in Boston Scientific was the largest contributor. The share price rallied as the company saw strong adoption of its recently approved devices by the U.S. Food and Drug Administration (“FDA”) in high-growth cardiovascular end markets, while also benefiting from a robust pipeline of future commercial opportunities.

+ An overweight position in Argenx contributed to relative performance as the Dutch biotechnology company shares rose based upon strong sales for its Vyvgart treatment for a rare autoimmune disease and confidence in its long-term pipeline.

+ An overweight position in Intuitive Surgical contributed positively to relative performance. The company experienced strong growth in installations and procedural volumes for its da Vinci surgical robotic system and received FDA approval for its latest-generation model.

Top detractors from performance:

- An underweight position in Eli Lilly was the largest detractor, as the shares increased as driven by strong demand for its glucagon-like peptide-1 (GLP-1) weight-loss drugs.

- An overweight position in Biogen detracted from relative returns. Despite achieving the first-ever approval for an Alzheimer’s disease treatment, the company’s shares traded down as it faced slower drug uptake due to the requirements for specialized screening and limited availability of infusion centers.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Health Sciences (Class P)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,194	$10,159	$9,700
2/28/2015	$10,720	$10,637	$10,257
3/31/2015	$10,972	$10,780	$10,095
4/30/2015	$10,742	$10,580	$10,192
5/31/2015	$11,467	$11,127	$10,323
6/30/2015	$11,502	$11,143	$10,123
7/31/2015	$11,886	$11,461	$10,335
8/31/2015	$10,981	$10,544	$9,712
9/30/2015	$10,154	$9,847	$9,471
10/31/2015	$10,683	$10,512	$10,270
11/30/2015	$10,766	$10,582	$10,301
12/31/2015	$10,982	$10,714	$10,138
1/31/2016	$9,789	$9,720	$9,635
2/29/2016	$9,621	$9,647	$9,622
3/31/2016	$9,925	$9,959	$10,275
4/30/2016	$10,364	$10,265	$10,315
5/31/2016	$10,619	$10,501	$10,500
6/30/2016	$10,642	$10,560	$10,527
7/31/2016	$11,181	$11,140	$10,915
8/31/2016	$10,852	$10,797	$10,931
9/30/2016	$10,920	$10,813	$10,933
10/31/2016	$10,122	$10,038	$10,733
11/30/2016	$10,379	$10,311	$11,131
12/31/2016	$10,348	$10,357	$11,351
1/31/2017	$10,697	$10,633	$11,566
2/28/2017	$11,412	$11,310	$12,025
3/31/2017	$11,429	$11,279	$12,039
4/30/2017	$11,781	$11,462	$12,163
5/31/2017	$11,856	$11,515	$12,334
6/30/2017	$12,357	$12,098	$12,411
7/31/2017	$12,407	$12,162	$12,666
8/31/2017	$12,569	$12,407	$12,705
9/30/2017	$12,655	$12,552	$12,967
10/31/2017	$12,626	$12,444	$13,270
11/30/2017	$12,985	$12,823	$13,677
12/31/2017	$12,856	$12,753	$13,829
1/31/2018	$13,739	$13,616	$14,621
2/28/2018	$13,120	$13,048	$14,082
3/31/2018	$12,874	$12,715	$13,724
4/30/2018	$13,012	$12,848	$13,777
5/31/2018	$13,406	$13,078	$14,108
6/30/2018	$13,712	$13,282	$14,195
7/31/2018	$14,342	$14,077	$14,724
8/31/2018	$15,066	$14,779	$15,203
9/30/2018	$15,499	$15,089	$15,290
10/31/2018	$14,346	$13,925	$14,245
11/30/2018	$15,137	$14,808	$14,535
12/31/2018	$13,900	$13,471	$13,223
1/31/2019	$14,844	$14,275	$14,282
2/28/2019	$15,080	$14,563	$14,741
3/31/2019	$15,180	$14,639	$15,027
4/30/2019	$14,586	$14,233	$15,636
5/31/2019	$14,369	$13,864	$14,642
6/30/2019	$15,464	$14,849	$15,674
7/31/2019	$15,570	$14,648	$15,899
8/31/2019	$15,541	$14,467	$15,648
9/30/2019	$15,201	$14,313	$15,940
10/31/2019	$16,056	$15,003	$16,286
11/30/2019	$16,938	$15,911	$16,877
12/31/2019	$17,519	$16,449	$17,386
1/31/2020	$17,154	$16,052	$17,379
2/29/2020	$16,256	$15,094	$15,949
3/31/2020	$15,483	$14,330	$13,979
4/30/2020	$17,469	$16,307	$15,771
5/31/2020	$18,432	$17,019	$16,522
6/30/2020	$18,197	$16,748	$16,850
7/31/2020	$19,040	$17,620	$17,801
8/31/2020	$19,488	$18,065	$19,080
9/30/2020	$19,308	$17,833	$18,355
10/31/2020	$18,529	$17,309	$17,867
11/30/2020	$19,885	$18,809	$19,823
12/31/2020	$20,852	$19,630	$20,585
1/31/2021	$20,892	$20,066	$20,377
2/28/2021	$20,467	$19,741	$20,939
3/31/2021	$20,922	$20,050	$21,856
4/30/2021	$21,852	$20,883	$23,022
5/31/2021	$21,882	$20,974	$23,183
6/30/2021	$22,455	$21,687	$23,724
7/31/2021	$22,947	$22,445	$24,288
8/31/2021	$23,202	$22,982	$25,026
9/30/2021	$21,971	$21,723	$23,863
10/31/2021	$22,861	$22,651	$25,534
11/30/2021	$21,892	$21,713	$25,357
12/31/2021	$23,482	$23,282	$26,494
1/31/2022	$21,489	$21,335	$25,123
2/28/2022	$21,291	$21,139	$24,371
3/31/2022	$22,186	$22,221	$25,276
4/30/2022	$21,103	$20,860	$23,071
5/31/2022	$21,220	$21,010	$23,114
6/30/2022	$20,846	$20,571	$21,206
7/31/2022	$21,503	$21,373	$23,161
8/31/2022	$20,385	$20,206	$22,217
9/30/2022	$19,760	$19,600	$20,170
10/31/2022	$21,553	$21,334	$21,804
11/30/2022	$22,584	$22,288	$23,022
12/31/2022	$22,164	$21,862	$21,696
1/31/2023	$21,969	$21,698	$23,059
2/28/2023	$20,994	$20,726	$22,496
3/31/2023	$21,624	$21,146	$23,322
4/30/2023	$22,361	$21,821	$23,686
5/31/2023	$21,651	$20,981	$23,789
6/30/2023	$22,559	$21,874	$25,361
7/31/2023	$22,517	$22,073	$26,176
8/31/2023	$22,425	$21,864	$25,759
9/30/2023	$21,727	$21,025	$24,531
10/31/2023	$21,007	$20,166	$24,015
11/30/2023	$22,024	$21,337	$26,208
12/31/2023	$22,968	$22,488	$27,399
1/31/2024	$23,735	$23,031	$27,859
2/29/2024	$24,441	$23,902	$29,347
3/31/2024	$24,939	$24,405	$30,291
4/30/2024	$23,896	$23,089	$29,054
5/31/2024	$24,555	$23,677	$30,494
6/30/2024	$25,159	$24,156	$31,589
7/31/2024	$25,622	$24,890	$31,973
8/31/2024	$26,684	$26,218	$32,749
9/30/2024	$26,204	$25,784	$33,448
10/31/2024	$25,129	$24,676	$33,145
11/30/2024	$25,498	$24,797	$35,090
12/31/2024	$23,943	$23,270	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	4.24%	6.45%	9.12%
Russell 3000 Health Care Index	3.48%	7.18%	8.81%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$373,651,024
  # of Portfolio Holdings121
  Total Advisory Fees Paid$3,702,572
  Portfolio Turnover Rate32%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.8%
Others (each less than 3.0%)	10.5%
Medical-HMO	6.9%
Diagnostic Equipment	8.3%
Medical Products	12.1%
Medical Instruments	14.5%
Medical-Biomedical/Gene	19.3%
Medical-Drugs	25.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.99%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to U.S. senior housing REITs was the key contributor to Fund performance as they demonstrated continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions.

+ An underweight to the net lease REIT Realty Income Corporation contributed to relative performance as the stock was negatively impacted due to tenant credit concerns, narrowed investment spreads, and the uncertainty associated with a new private fund business.

Top detractors from performance:

- Relative performance was negatively impacted due to an underweight to the document storage REIT Iron Mountain as the company’s stock rallied as a result of pivoting its business to data centers.

- An underweight to cyclical malls hurt performance as these stocks generally rallied in 2024 on signs of resilient economic growth.

- Exposure to out-of-benchmark REIT American Tower Corporation detracted from performance as the company’s stock price suffered due to an upward movement in real interest rates and a strengthening U.S. dollar.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Real Estate (Class I)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,565	$10,672	$9,700
2/28/2015	$10,245	$10,284	$10,257
3/31/2015	$10,439	$10,448	$10,095
4/30/2015	$9,853	$9,828	$10,192
5/31/2015	$9,821	$9,796	$10,323
6/30/2015	$9,395	$9,331	$10,123
7/31/2015	$9,918	$9,853	$10,335
8/31/2015	$9,284	$9,231	$9,712
9/30/2015	$9,518	$9,495	$9,471
10/31/2015	$10,135	$10,039	$10,270
11/30/2015	$9,973	$9,965	$10,301
12/31/2015	$10,152	$10,128	$10,138
1/31/2016	$9,705	$9,786	$9,635
2/29/2016	$9,756	$9,739	$9,622
3/31/2016	$10,762	$10,723	$10,275
4/30/2016	$10,455	$10,461	$10,315
5/31/2016	$10,546	$10,701	$10,500
6/30/2016	$11,197	$11,421	$10,527
7/31/2016	$11,703	$11,895	$10,915
8/31/2016	$11,329	$11,452	$10,931
9/30/2016	$11,063	$11,219	$10,933
10/31/2016	$10,390	$10,575	$10,733
11/30/2016	$10,368	$10,386	$11,131
12/31/2016	$10,821	$10,851	$11,351
1/31/2017	$10,767	$10,843	$11,566
2/28/2017	$11,092	$11,211	$12,025
3/31/2017	$10,749	$10,925	$12,039
4/30/2017	$10,606	$10,938	$12,163
5/31/2017	$10,456	$10,860	$12,334
6/30/2017	$10,725	$11,072	$12,411
7/31/2017	$10,783	$11,208	$12,666
8/31/2017	$10,643	$11,172	$12,705
9/30/2017	$10,762	$11,142	$12,967
10/31/2017	$10,597	$11,025	$13,270
11/30/2017	$11,070	$11,303	$13,677
12/31/2017	$11,171	$11,257	$13,829
1/31/2018	$10,735	$10,782	$14,621
2/28/2018	$9,963	$9,945	$14,082
3/31/2018	$10,283	$10,313	$13,724
4/30/2018	$10,313	$10,456	$13,777
5/31/2018	$10,538	$10,859	$14,108
6/30/2018	$10,937	$11,318	$14,195
7/31/2018	$10,990	$11,393	$14,724
8/31/2018	$11,267	$11,731	$15,203
9/30/2018	$11,071	$11,406	$15,290
10/31/2018	$10,735	$11,062	$14,245
11/30/2018	$11,224	$11,571	$14,535
12/31/2018	$10,339	$10,601	$13,223
1/31/2019	$11,533	$11,844	$14,282
2/28/2019	$11,728	$11,915	$14,741
3/31/2019	$12,159	$12,289	$15,027
4/30/2019	$12,228	$12,252	$15,636
5/31/2019	$12,364	$12,276	$14,642
6/30/2019	$12,527	$12,411	$15,674
7/31/2019	$12,711	$12,560	$15,899
8/31/2019	$13,231	$12,978	$15,648
9/30/2019	$13,510	$13,327	$15,940
10/31/2019	$13,828	$13,508	$16,286
11/30/2019	$13,735	$13,292	$16,877
12/31/2019	$13,574	$13,181	$17,386
1/31/2020	$13,853	$13,328	$17,379
2/29/2020	$12,756	$12,263	$15,949
3/31/2020	$10,471	$9,591	$13,979
4/30/2020	$11,311	$10,375	$15,771
5/31/2020	$11,477	$10,387	$16,522
6/30/2020	$11,718	$10,683	$16,850
7/31/2020	$12,399	$11,115	$17,801
8/31/2020	$12,416	$11,202	$19,080
9/30/2020	$12,033	$10,826	$18,355
10/31/2020	$11,700	$10,541	$17,867
11/30/2020	$12,765	$11,665	$19,823
12/31/2020	$13,129	$12,034	$20,585
1/31/2021	$13,060	$12,048	$20,377
2/28/2021	$13,372	$12,524	$20,939
3/31/2021	$14,059	$13,056	$21,856
4/30/2021	$15,160	$14,102	$23,022
5/31/2021	$15,324	$14,227	$23,183
6/30/2021	$15,787	$14,590	$23,724
7/31/2021	$16,669	$15,293	$24,288
8/31/2021	$16,961	$15,579	$25,026
9/30/2021	$16,036	$14,699	$23,863
10/31/2021	$17,190	$15,832	$25,534
11/30/2021	$16,930	$15,705	$25,357
12/31/2021	$18,422	$17,053	$26,494
1/31/2022	$17,099	$15,866	$25,123
2/28/2022	$16,413	$15,354	$24,371
3/31/2022	$17,447	$16,323	$25,276
4/30/2022	$16,740	$15,590	$23,071
5/31/2022	$15,758	$14,625	$23,114
6/30/2022	$14,635	$13,522	$21,206
7/31/2022	$15,971	$14,725	$23,161
8/31/2022	$15,063	$13,838	$22,217
9/30/2022	$13,383	$12,132	$20,170
10/31/2022	$13,697	$12,718	$21,804
11/30/2022	$14,417	$13,445	$23,022
12/31/2022	$13,699	$12,727	$21,696
1/31/2023	$15,147	$14,070	$23,059
2/28/2023	$14,473	$13,394	$22,496
3/31/2023	$14,117	$13,031	$23,322
4/30/2023	$14,306	$13,132	$23,686
5/31/2023	$13,725	$12,723	$23,789
6/30/2023	$14,390	$13,335	$25,361
7/31/2023	$14,742	$13,711	$26,176
8/31/2023	$14,278	$13,288	$25,759
9/30/2023	$13,420	$12,359	$24,531
10/31/2023	$12,946	$11,814	$24,015
11/30/2023	$14,251	$13,034	$26,208
12/31/2023	$15,481	$14,288	$27,399
1/31/2024	$14,749	$13,692	$27,859
2/29/2024	$14,965	$13,958	$29,347
3/31/2024	$15,222	$14,199	$30,291
4/30/2024	$14,174	$13,190	$29,054
5/31/2024	$14,962	$13,801	$30,494
6/30/2024	$15,315	$14,168	$31,589
7/31/2024	$16,242	$15,049	$31,973
8/31/2024	$17,213	$16,010	$32,749
9/30/2024	$17,586	$16,406	$33,448
10/31/2024	$17,111	$15,927	$33,145
11/30/2024	$17,824	$16,616	$35,090
12/31/2024	$16,645	$15,358	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.51%	4.16%	5.23%
MSCI U.S. REITs Index	7.49%	3.10%	4.38%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$382,225,972
  # of Portfolio Holdings36
  Total Advisory Fees Paid$2,689,567
  Portfolio Turnover Rate44%

What did the Fund invest in?

Industry Weightings

REITS-Diversified
23.9%
REITS-Health Care
21.3%
REITS-Apartments
17.7%
REITS-Warehouse/Industrial
12.3%
REITS-Shopping Centers
5.6%
REITS-Storage
5.5%
REITS-Office Property
4.7%
Others (each less than 3.0%)
8.2%
Other Assets and Liabilities, Net
0.8%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	8.2%
REITS-Office Property	4.7%
REITS-Storage	5.5%
REITS-Shopping Centers	5.6%
REITS-Warehouse/Industrial	12.3%
REITS-Apartments	17.7%
REITS-Health Care	21.3%
REITS-Diversified	23.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.79%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to U.S. senior housing REITs was the key contributor to Fund performance as they demonstrated continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions.

+ An underweight to the net lease REIT Realty Income Corporation contributed to relative performance as the stock was negatively impacted due to tenant credit concerns, narrowed investment spreads, and the uncertainty associated with a new private fund business.

Top detractors from performance:

- Relative performance was negatively impacted due to an underweight to the document storage REIT Iron Mountain as the company’s stock rallied as a result of pivoting its business to data centers.

- An underweight to cyclical malls hurt performance as these stocks generally rallied in 2024 on signs of resilient economic growth.

- Exposure to out-of-benchmark REIT American Tower Corporation detracted from performance as the company’s stock price suffered due to an upward movement in real interest rates and a strengthening U.S. dollar.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Real Estate (Class P)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,567	$10,672	$9,700
2/28/2015	$10,249	$10,284	$10,257
3/31/2015	$10,444	$10,448	$10,095
4/30/2015	$9,859	$9,828	$10,192
5/31/2015	$9,829	$9,796	$10,323
6/30/2015	$9,404	$9,331	$10,123
7/31/2015	$9,930	$9,853	$10,335
8/31/2015	$9,296	$9,231	$9,712
9/30/2015	$9,533	$9,495	$9,471
10/31/2015	$10,152	$10,039	$10,270
11/30/2015	$9,991	$9,965	$10,301
12/31/2015	$10,172	$10,128	$10,138
1/31/2016	$9,726	$9,786	$9,635
2/29/2016	$9,778	$9,739	$9,622
3/31/2016	$10,789	$10,723	$10,275
4/30/2016	$10,483	$10,461	$10,315
5/31/2016	$10,576	$10,701	$10,500
6/30/2016	$11,230	$11,421	$10,527
7/31/2016	$11,740	$11,895	$10,915
8/31/2016	$11,366	$11,452	$10,931
9/30/2016	$11,101	$11,219	$10,933
10/31/2016	$10,428	$10,575	$10,733
11/30/2016	$10,407	$10,386	$11,131
12/31/2016	$10,864	$10,851	$11,351
1/31/2017	$10,812	$10,843	$11,566
2/28/2017	$11,140	$11,211	$12,025
3/31/2017	$10,797	$10,925	$12,039
4/30/2017	$10,655	$10,938	$12,163
5/31/2017	$10,506	$10,860	$12,334
6/30/2017	$10,779	$11,072	$12,411
7/31/2017	$10,839	$11,208	$12,666
8/31/2017	$10,699	$11,172	$12,705
9/30/2017	$10,821	$11,142	$12,967
10/31/2017	$10,657	$11,025	$13,270
11/30/2017	$11,135	$11,303	$13,677
12/31/2017	$11,238	$11,257	$13,829
1/31/2018	$10,801	$10,782	$14,621
2/28/2018	$10,026	$9,945	$14,082
3/31/2018	$10,350	$10,313	$13,724
4/30/2018	$10,382	$10,456	$13,777
5/31/2018	$10,609	$10,859	$14,108
6/30/2018	$11,013	$11,318	$14,195
7/31/2018	$11,068	$11,393	$14,724
8/31/2018	$11,349	$11,731	$15,203
9/30/2018	$11,153	$11,406	$15,290
10/31/2018	$10,817	$11,062	$14,245
11/30/2018	$11,312	$11,571	$14,535
12/31/2018	$10,421	$10,601	$13,223
1/31/2019	$11,627	$11,844	$14,282
2/28/2019	$11,824	$11,915	$14,741
3/31/2019	$12,262	$12,289	$15,027
4/30/2019	$12,333	$12,252	$15,636
5/31/2019	$12,473	$12,276	$14,642
6/30/2019	$12,639	$12,411	$15,674
7/31/2019	$12,827	$12,560	$15,899
8/31/2019	$13,353	$12,978	$15,648
9/30/2019	$13,638	$13,327	$15,940
10/31/2019	$13,961	$13,508	$16,286
11/30/2019	$13,869	$13,292	$16,877
12/31/2019	$13,709	$13,181	$17,386
1/31/2020	$13,993	$13,328	$17,379
2/29/2020	$12,887	$12,263	$15,949
3/31/2020	$10,581	$9,591	$13,979
4/30/2020	$11,431	$10,375	$15,771
5/31/2020	$11,601	$10,387	$16,522
6/30/2020	$11,847	$10,683	$16,850
7/31/2020	$12,537	$11,115	$17,801
8/31/2020	$12,556	$11,202	$19,080
9/30/2020	$12,171	$10,826	$18,355
10/31/2020	$11,836	$10,541	$17,867
11/30/2020	$12,916	$11,665	$19,823
12/31/2020	$13,286	$12,034	$20,585
1/31/2021	$13,218	$12,048	$20,377
2/28/2021	$13,537	$12,524	$20,939
3/31/2021	$14,234	$13,056	$21,856
4/30/2021	$15,352	$14,102	$23,022
5/31/2021	$15,520	$14,227	$23,183
6/30/2021	$15,992	$14,590	$23,724
7/31/2021	$16,888	$15,293	$24,288
8/31/2021	$17,186	$15,579	$25,026
9/30/2021	$16,252	$14,699	$23,863
10/31/2021	$17,425	$15,832	$25,534
11/30/2021	$17,164	$15,705	$25,357
12/31/2021	$18,680	$17,053	$26,494
1/31/2022	$17,341	$15,866	$25,123
2/28/2022	$16,648	$15,354	$24,371
3/31/2022	$17,700	$16,323	$25,276
4/30/2022	$16,985	$15,590	$23,071
5/31/2022	$15,991	$14,625	$23,114
6/30/2022	$14,855	$13,522	$21,206
7/31/2022	$16,213	$14,725	$23,161
8/31/2022	$15,294	$13,838	$22,217
9/30/2022	$13,590	$12,132	$20,170
10/31/2022	$13,912	$12,718	$21,804
11/30/2022	$14,646	$13,445	$23,022
12/31/2022	$13,919	$12,727	$21,696
1/31/2023	$15,392	$14,070	$23,059
2/28/2023	$14,710	$13,394	$22,496
3/31/2023	$14,351	$13,031	$23,322
4/30/2023	$14,545	$13,132	$23,686
5/31/2023	$13,957	$12,723	$23,789
6/30/2023	$14,635	$13,335	$25,361
7/31/2023	$14,996	$13,711	$26,176
8/31/2023	$14,526	$13,288	$25,759
9/30/2023	$13,656	$12,359	$24,531
10/31/2023	$13,175	$11,814	$24,015
11/30/2023	$14,506	$13,034	$26,208
12/31/2023	$15,761	$14,288	$27,399
1/31/2024	$15,018	$13,692	$27,859
2/29/2024	$15,240	$13,958	$29,347
3/31/2024	$15,505	$14,199	$30,291
4/30/2024	$14,440	$13,190	$29,054
5/31/2024	$15,245	$13,801	$30,494
6/30/2024	$15,607	$14,168	$31,589
7/31/2024	$16,555	$15,049	$31,973
8/31/2024	$17,547	$16,010	$32,749
9/30/2024	$17,931	$16,406	$33,448
10/31/2024	$17,449	$15,927	$33,145
11/30/2024	$18,179	$16,616	$35,090
12/31/2024	$16,979	$15,358	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	7.73%	4.37%	5.44%
MSCI U.S. REITs Index	7.49%	3.10%	4.38%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$382,225,972
  # of Portfolio Holdings36
  Total Advisory Fees Paid$2,689,567
  Portfolio Turnover Rate44%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.8%
Others (each less than 3.0%)	8.2%
REITS-Office Property	4.7%
REITS-Storage	5.5%
REITS-Shopping Centers	5.6%
REITS-Warehouse/Industrial	12.3%
REITS-Apartments	17.7%
REITS-Health Care	21.3%
REITS-Diversified	23.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.07%

What affected Fund performance during the reporting period?

FIAM LLC (“FIAM”) assumed management of the Fund from MFS Investment Management (“MFS”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

FIAM

Top contributors to performance:

+ An overweight position (relative to the technology sector benchmark index, MSCI US IMI Information Technology 25/50 Index) in Nvidia was a key contributor as the chipmaker posted strong financial results due to AI growth opportunities.

+ An overweight in semiconductor firm Marvell Technology contributed as the stock price benefited from the exuberance for AI.

Top detractors from performance:

- An underweight position in Broadcom was the biggest detractor as the stock price rose due to demand for high-capacity chips used in AI.

- An overweight in ON Semiconductor detracted as the company was challenged when electric vehicle volumes disappointed.

MFS

Top contributors to performance:

+ An overweight position (to its technology sector benchmark index, the S&P North American Technology Index) and security selection in the computer systems industry contributed.

+ An off-benchmark position in Hitachi benefited due to positive developments related to its distribution transformer business line.

Top detractors from performance:

- An underweight to Nvidia detracted.

- An underweight to Alphabet detracted as the company outperformed based on strong earnings.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Technology (Class I)	U.S. IMI Information Technology 25/50 Index	S&P 500® Index	S&P North American Technology Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,728	$9,645	$9,700	$9,639
2/28/2015	$10,484	$10,439	$10,257	$10,447
3/31/2015	$10,498	$10,152	$10,095	$10,149
4/30/2015	$10,472	$10,318	$10,192	$10,401
5/31/2015	$10,845	$10,559	$10,323	$10,616
6/30/2015	$10,429	$10,150	$10,123	$10,230
7/31/2015	$10,378	$10,374	$10,335	$10,636
8/31/2015	$9,588	$9,773	$9,712	$10,062
9/30/2015	$9,060	$9,653	$9,471	$9,944
10/31/2015	$9,788	$10,643	$10,270	$11,051
11/30/2015	$10,003	$10,755	$10,301	$11,194
12/31/2015	$9,696	$10,467	$10,138	$10,991
1/31/2016	$8,652	$9,865	$9,635	$10,276
2/29/2016	$8,365	$9,757	$9,622	$10,180
3/31/2016	$8,936	$10,617	$10,275	$11,041
4/30/2016	$8,914	$10,118	$10,315	$10,691
5/31/2016	$9,079	$10,660	$10,500	$11,271
6/30/2016	$8,778	$10,400	$10,527	$11,017
7/31/2016	$9,468	$11,198	$10,915	$11,836
8/31/2016	$9,525	$11,439	$10,931	$12,091
9/30/2016	$9,762	$11,729	$10,933	$12,431
10/31/2016	$9,270	$11,660	$10,733	$12,353
11/30/2016	$9,067	$11,706	$11,131	$12,355
12/31/2016	$9,055	$11,862	$11,351	$12,481
1/31/2017	$9,558	$12,381	$11,566	$13,093
2/28/2017	$9,963	$12,983	$12,025	$13,674
3/31/2017	$10,227	$13,267	$12,039	$13,993
4/30/2017	$10,611	$13,581	$12,163	$14,363
5/31/2017	$11,183	$14,175	$12,334	$15,007
6/30/2017	$10,930	$13,817	$12,411	$14,664
7/31/2017	$11,474	$14,381	$12,666	$15,300
8/31/2017	$11,774	$14,820	$12,705	$15,630
9/30/2017	$11,784	$14,948	$12,967	$15,796
10/31/2017	$12,501	$16,044	$13,270	$16,991
11/30/2017	$12,576	$16,222	$13,677	$17,198
12/31/2017	$12,566	$16,217	$13,829	$17,196
1/31/2018	$13,829	$17,437	$14,621	$18,846
2/28/2018	$13,730	$17,453	$14,082	$18,930
3/31/2018	$13,503	$16,873	$13,724	$18,347
4/30/2018	$13,680	$16,854	$13,777	$18,498
5/31/2018	$14,509	$18,047	$14,108	$19,714
6/30/2018	$14,680	$17,996	$14,195	$19,769
7/31/2018	$14,815	$18,358	$14,724	$20,105
8/31/2018	$15,669	$19,724	$15,203	$21,588
9/30/2018	$15,624	$19,649	$15,290	$21,527
10/31/2018	$13,841	$17,940	$14,245	$19,321
11/30/2018	$13,850	$17,626	$14,535	$19,259
12/31/2018	$12,791	$16,139	$13,223	$17,691
1/31/2019	$14,200	$17,423	$14,282	$19,445
2/28/2019	$14,884	$18,681	$14,741	$20,369
3/31/2019	$15,253	$19,451	$15,027	$21,227
4/30/2019	$16,236	$20,694	$15,636	$22,617
5/31/2019	$15,324	$18,849	$14,642	$20,723
6/30/2019	$16,138	$20,494	$15,674	$22,286
7/31/2019	$16,630	$21,212	$15,899	$23,079
8/31/2019	$16,106	$20,747	$15,648	$22,511
9/30/2019	$15,787	$21,003	$15,940	$22,581
10/31/2019	$16,265	$21,787	$16,286	$23,297
11/30/2019	$17,056	$23,006	$16,877	$24,393
12/31/2019	$17,437	$23,929	$17,386	$25,242
1/31/2020	$18,339	$24,823	$17,379	$26,165
2/29/2020	$17,442	$22,987	$15,949	$24,402
3/31/2020	$15,721	$20,772	$13,979	$22,027
4/30/2020	$18,097	$23,708	$15,771	$25,596
5/31/2020	$19,534	$25,557	$16,522	$27,582
6/30/2020	$20,577	$27,360	$16,850	$29,127
7/31/2020	$22,199	$28,992	$17,801	$31,064
8/31/2020	$24,190	$32,242	$19,080	$34,181
9/30/2020	$23,136	$30,649	$18,355	$32,278
10/31/2020	$22,322	$29,290	$17,867	$31,419
11/30/2020	$24,677	$32,939	$19,823	$35,126
12/31/2020	$25,674	$34,863	$20,585	$36,640
1/31/2021	$25,475	$34,633	$20,377	$36,361
2/28/2021	$26,163	$35,123	$20,939	$37,589
3/31/2021	$25,766	$35,349	$21,856	$37,890
4/30/2021	$27,405	$37,167	$23,022	$40,332
5/31/2021	$26,797	$36,706	$23,183	$39,888
6/30/2021	$28,579	$39,389	$23,724	$42,546
7/31/2021	$28,914	$40,707	$24,288	$43,607
8/31/2021	$29,862	$42,116	$25,026	$45,232
9/30/2021	$28,333	$39,732	$23,863	$42,468
10/31/2021	$30,010	$42,969	$25,534	$45,203
11/30/2021	$29,226	$44,243	$25,357	$45,740
12/31/2021	$29,233	$45,390	$26,494	$46,313
1/31/2022	$26,547	$41,898	$25,123	$42,211
2/28/2022	$25,161	$40,030	$24,371	$40,040
3/31/2022	$25,611	$41,285	$25,276	$41,193
4/30/2022	$22,242	$36,459	$23,071	$35,494
5/31/2022	$22,051	$35,830	$23,114	$34,948
6/30/2022	$20,065	$32,463	$21,206	$31,472
7/31/2022	$22,194	$36,789	$23,161	$35,495
8/31/2022	$20,888	$34,710	$22,217	$33,459
9/30/2022	$18,493	$30,602	$20,170	$29,483
10/31/2022	$19,167	$32,892	$21,804	$30,693
11/30/2022	$20,084	$34,667	$23,022	$32,599
12/31/2022	$18,691	$31,881	$21,696	$29,937
1/31/2023	$20,706	$34,974	$23,059	$33,533
2/28/2023	$20,148	$35,136	$22,496	$33,144
3/31/2023	$21,734	$38,541	$23,322	$36,360
4/30/2023	$21,908	$38,428	$23,686	$36,252
5/31/2023	$23,589	$41,659	$23,789	$39,915
6/30/2023	$24,614	$44,289	$25,361	$42,082
7/31/2023	$25,715	$45,520	$26,176	$44,277
8/31/2023	$25,794	$44,511	$25,759	$43,703
9/30/2023	$24,406	$41,594	$24,531	$41,170
10/31/2023	$24,046	$40,901	$24,015	$40,161
11/30/2023	$27,323	$46,256	$26,208	$45,377
12/31/2023	$28,724	$48,542	$27,399	$48,237
1/31/2024	$30,464	$49,526	$27,859	$50,279
2/29/2024	$32,587	$51,969	$29,347	$54,321
3/31/2024	$33,312	$52,701	$30,291	$55,622
4/30/2024	$31,516	$49,714	$29,054	$52,803
5/31/2024	$33,960	$53,637	$30,494	$56,284
6/30/2024	$36,903	$57,987	$31,589	$60,838
7/31/2024	$36,178	$57,142	$31,973	$59,303
8/31/2024	$36,616	$57,724	$32,749	$60,083
9/30/2024	$37,132	$59,102	$33,448	$61,969
10/31/2024	$37,188	$58,659	$33,145	$61,617
11/30/2024	$39,458	$62,691	$35,090	$65,187
12/31/2024	$39,480	$62,687	$34,254	$65,639

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	37.45%	17.76%	14.72%
U.S. IMI Information Technology 25/50 Index	29.14%	21.24%	20.15%
S&P 500® Index	25.02%	14.53%	13.10%
S&P North American Technology Index	36.08%	21.06%	20.70%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Effective May 1, 2024, the technology sector benchmark index for the Fund changed from the S&P North American Technology Index to the MSCI US IMI Information Technology 25/50 Index. The technology sector index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$414,038,433
  # of Portfolio Holdings38
  Total Advisory Fees Paid$3,060,713
  Portfolio Turnover Rate123%

What did the Fund invest in?

Industry Weightings

Electronic Components-Semiconductor
35.6%
Computers
17.9%
Applications Software
13.2%
Enterprise Software/Services
4.8%
Semicon Component-Integrator Circuit
4.5%
Internet Application Software
4.3%
Networking Products
3.5%
Computer Software
3.1%
Others (each less than 3.0%)
10.2%
Other Assets and Liabilities, Net
2.9%
0
20
40

Value	Value
Other Assets and Liabilities, Net	2.9%
Others (each less than 3.0%)	10.2%
Computer Software	3.1%
Networking Products	3.5%
Internet Application Software	4.3%
Semicon Component-Integrator Circuit	4.5%
Enterprise Software/Services	4.8%
Applications Software	13.2%
Computers	17.9%
Electronic Components-Semiconductor	35.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.

          * Effective May 1, 2024, FIAM LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.87%

What affected Fund performance during the reporting period?

FIAM LLC (“FIAM”) assumed management of the Fund from MFS Investment Management (“MFS”) on May 1, 2024. The following are discussions from each sub-adviser for the period it managed the Fund.

FIAM

Top contributors to performance:

+ An overweight position (relative to the technology sector benchmark index, MSCI US IMI Information Technology 25/50 Index) in Nvidia was a key contributor as the chipmaker posted strong financial results due to AI growth opportunities.

+ An overweight in semiconductor firm Marvell Technology contributed as the stock price benefited from the exuberance for AI.

Top detractors from performance:

- An underweight position in Broadcom was the biggest detractor as the stock price rose due to demand for high-capacity chips used in AI.

- An overweight in ON Semiconductor detracted as the company was challenged when electric vehicle volumes disappointed.

MFS

Top contributors to performance:

+ An overweight position (to its technology sector benchmark index, the S&P North American Technology Index) and security selection in the computer systems industry contributed.

+ An off-benchmark position in Hitachi benefited due to positive developments related to its distribution transformer business line.

Top detractors from performance:

- An underweight to Nvidia detracted.

- An underweight to Alphabet detracted as the company outperformed based on strong earnings.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Technology (Class P)	U.S. IMI Information Technology 25/50 Index	S&P 500® Index	S&P North American Technology Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,730	$9,645	$9,700	$9,639
2/28/2015	$10,488	$10,439	$10,257	$10,447
3/31/2015	$10,504	$10,152	$10,095	$10,149
4/30/2015	$10,479	$10,318	$10,192	$10,401
5/31/2015	$10,855	$10,559	$10,323	$10,616
6/30/2015	$10,440	$10,150	$10,123	$10,230
7/31/2015	$10,391	$10,374	$10,335	$10,636
8/31/2015	$9,601	$9,773	$9,712	$10,062
9/30/2015	$9,074	$9,653	$9,471	$9,944
10/31/2015	$9,805	$10,643	$10,270	$11,051
11/30/2015	$10,022	$10,755	$10,301	$11,194
12/31/2015	$9,716	$10,467	$10,138	$10,991
1/31/2016	$8,672	$9,865	$9,635	$10,276
2/29/2016	$8,386	$9,757	$9,622	$10,180
3/31/2016	$8,960	$10,617	$10,275	$11,041
4/30/2016	$8,939	$10,118	$10,315	$10,691
5/31/2016	$9,106	$10,660	$10,500	$11,271
6/30/2016	$8,806	$10,400	$10,527	$11,017
7/31/2016	$9,499	$11,198	$10,915	$11,836
8/31/2016	$9,559	$11,439	$10,931	$12,091
9/30/2016	$9,798	$11,729	$10,933	$12,431
10/31/2016	$9,307	$11,660	$10,733	$12,353
11/30/2016	$9,104	$11,706	$11,131	$12,355
12/31/2016	$9,093	$11,862	$11,351	$12,481
1/31/2017	$9,601	$12,381	$11,566	$13,093
2/28/2017	$10,009	$12,983	$12,025	$13,674
3/31/2017	$10,275	$13,267	$12,039	$13,993
4/30/2017	$10,664	$13,581	$12,163	$14,363
5/31/2017	$11,240	$14,175	$12,334	$15,007
6/30/2017	$10,988	$13,817	$12,411	$14,664
7/31/2017	$11,537	$14,381	$12,666	$15,300
8/31/2017	$11,841	$14,820	$12,705	$15,630
9/30/2017	$11,854	$14,948	$12,967	$15,796
10/31/2017	$12,577	$16,044	$13,270	$16,991
11/30/2017	$12,654	$16,222	$13,677	$17,198
12/31/2017	$12,647	$16,217	$13,829	$17,196
1/31/2018	$13,920	$17,437	$14,621	$18,846
2/28/2018	$13,822	$17,453	$14,082	$18,930
3/31/2018	$13,597	$16,873	$13,724	$18,347
4/30/2018	$13,777	$16,854	$13,777	$18,498
5/31/2018	$14,615	$18,047	$14,108	$19,714
6/30/2018	$14,789	$17,996	$14,195	$19,769
7/31/2018	$14,927	$18,358	$14,724	$20,105
8/31/2018	$15,791	$19,724	$15,203	$21,588
9/30/2018	$15,749	$19,649	$15,290	$21,527
10/31/2018	$13,954	$17,940	$14,245	$19,321
11/30/2018	$13,965	$17,626	$14,535	$19,259
12/31/2018	$12,900	$16,139	$13,223	$17,691
1/31/2019	$14,325	$17,423	$14,282	$19,445
2/28/2019	$15,017	$18,681	$14,741	$20,369
3/31/2019	$15,392	$19,451	$15,027	$21,227
4/30/2019	$16,387	$20,694	$15,636	$22,617
5/31/2019	$15,470	$18,849	$14,642	$20,723
6/30/2019	$16,294	$20,494	$15,674	$22,286
7/31/2019	$16,794	$21,212	$15,899	$23,079
8/31/2019	$16,268	$20,747	$15,648	$22,511
9/30/2019	$15,948	$21,003	$15,940	$22,581
10/31/2019	$16,435	$21,787	$16,286	$23,297
11/30/2019	$17,237	$23,006	$16,877	$24,393
12/31/2019	$17,625	$23,929	$17,386	$25,242
1/31/2020	$18,540	$24,823	$17,379	$26,165
2/29/2020	$17,636	$22,987	$15,949	$24,402
3/31/2020	$15,899	$20,772	$13,979	$22,027
4/30/2020	$18,305	$23,708	$15,771	$25,596
5/31/2020	$19,762	$25,557	$16,522	$27,582
6/30/2020	$20,820	$27,360	$16,850	$29,127
7/31/2020	$22,466	$28,992	$17,801	$31,064
8/31/2020	$24,485	$32,242	$19,080	$34,181
9/30/2020	$23,422	$30,649	$18,355	$32,278
10/31/2020	$22,602	$29,290	$17,867	$31,419
11/30/2020	$24,991	$32,939	$19,823	$35,126
12/31/2020	$26,004	$34,863	$20,585	$36,640
1/31/2021	$25,807	$34,633	$20,377	$36,361
2/28/2021	$26,509	$35,123	$20,939	$37,589
3/31/2021	$26,111	$35,349	$21,856	$37,890
4/30/2021	$27,776	$37,167	$23,022	$40,332
5/31/2021	$27,164	$36,706	$23,183	$39,888
6/30/2021	$28,976	$39,389	$23,724	$42,546
7/31/2021	$29,320	$40,707	$24,288	$43,607
8/31/2021	$30,287	$42,116	$25,026	$45,232
9/30/2021	$28,741	$39,732	$23,863	$42,468
10/31/2021	$30,448	$42,969	$25,534	$45,203
11/30/2021	$29,657	$44,243	$25,357	$45,740
12/31/2021	$29,669	$45,390	$26,494	$46,313
1/31/2022	$26,948	$41,898	$25,123	$42,211
2/28/2022	$25,545	$40,030	$24,371	$40,040
3/31/2022	$26,006	$41,285	$25,276	$41,193
4/30/2022	$22,589	$36,459	$23,071	$35,494
5/31/2022	$22,399	$35,830	$23,114	$34,948
6/30/2022	$20,385	$32,463	$21,206	$31,472
7/31/2022	$22,552	$36,789	$23,161	$35,495
8/31/2022	$21,228	$34,710	$22,217	$33,459
9/30/2022	$18,797	$30,602	$20,170	$29,483
10/31/2022	$19,486	$32,892	$21,804	$30,693
11/30/2022	$20,422	$34,667	$23,022	$32,599
12/31/2022	$19,008	$31,881	$21,696	$29,937
1/31/2023	$21,061	$34,974	$23,059	$33,533
2/28/2023	$20,497	$35,136	$22,496	$33,144
3/31/2023	$22,114	$38,541	$23,322	$36,360
4/30/2023	$22,294	$38,428	$23,686	$36,252
5/31/2023	$24,010	$41,659	$23,789	$39,915
6/30/2023	$25,057	$44,289	$25,361	$42,082
7/31/2023	$26,182	$45,520	$26,176	$44,277
8/31/2023	$26,267	$44,511	$25,759	$43,703
9/30/2023	$24,858	$41,594	$24,531	$41,170
10/31/2023	$24,495	$40,901	$24,015	$40,161
11/30/2023	$27,837	$46,256	$26,208	$45,377
12/31/2023	$29,270	$48,542	$27,399	$48,237
1/31/2024	$31,048	$49,526	$27,859	$50,279
2/29/2024	$33,217	$51,969	$29,347	$54,321
3/31/2024	$33,962	$52,701	$30,291	$55,622
4/30/2024	$32,136	$49,714	$29,054	$52,803
5/31/2024	$34,635	$53,637	$30,494	$56,284
6/30/2024	$37,642	$57,987	$31,589	$60,838
7/31/2024	$36,909	$57,142	$31,973	$59,303
8/31/2024	$37,362	$57,724	$32,749	$60,083
9/30/2024	$37,895	$59,102	$33,448	$61,969
10/31/2024	$37,958	$58,659	$33,145	$61,617
11/30/2024	$40,281	$62,691	$35,090	$65,187
12/31/2024	$40,311	$62,687	$34,254	$65,639

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	37.72%	17.99%	14.96%
U.S. IMI Information Technology 25/50 Index	29.14%	21.24%	20.15%
S&P 500® Index	25.02%	14.53%	13.10%
S&P North American Technology Index	36.08%	21.06%	20.70%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Effective May 1, 2024, the technology sector benchmark index for the Fund changed from the S&P North American Technology Index to the MSCI US IMI Information Technology 25/50 Index. The technology sector index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$414,038,433
  # of Portfolio Holdings38
  Total Advisory Fees Paid$3,060,713
  Portfolio Turnover Rate123%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	2.9%
Others (each less than 3.0%)	10.2%
Computer Software	3.1%
Networking Products	3.5%
Internet Application Software	4.3%
Semicon Component-Integrator Circuit	4.5%
Enterprise Software/Services	4.8%
Applications Software	13.2%
Computers	17.9%
Electronic Components-Semiconductor	35.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Effective May 1, 2024, the investment adviser initiated a management fee waiver of 0.11% through April 30, 2025.

          * Effective May 1, 2024, the Fund's definition of technology or technology-related companies was modified.

          * Effective May 1, 2024, FIAM LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the composite benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified (Class I)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,077	$10,091	$10,033	$10,070
6/30/2021	$10,198	$10,216	$10,103	$10,305
7/31/2021	$10,337	$10,346	$10,216	$10,550
8/31/2021	$10,489	$10,509	$10,197	$10,870
9/30/2021	$10,176	$10,202	$10,108	$10,365
10/31/2021	$10,603	$10,559	$10,106	$11,091
11/30/2021	$10,433	$10,467	$10,136	$11,014
12/31/2021	$10,700	$10,733	$10,110	$11,508
1/31/2022	$10,258	$10,331	$9,892	$10,912
2/28/2022	$10,031	$10,115	$9,781	$10,586
3/31/2022	$10,073	$10,174	$9,510	$10,979
4/30/2022	$9,444	$9,524	$9,149	$10,021
5/31/2022	$9,424	$9,567	$9,208	$10,040
6/30/2022	$8,866	$9,028	$9,063	$9,211
7/31/2022	$9,376	$9,537	$9,285	$10,060
8/31/2022	$9,015	$9,209	$9,022	$9,650
9/30/2022	$8,371	$8,530	$8,633	$8,761
10/31/2022	$8,712	$8,835	$8,521	$9,471
11/30/2022	$9,243	$9,343	$8,834	$10,000
12/31/2022	$8,925	$9,074	$8,794	$9,424
1/31/2023	$9,446	$9,552	$9,065	$10,016
2/28/2023	$9,216	$9,298	$8,830	$9,771
3/31/2023	$9,393	$9,580	$9,055	$10,130
4/30/2023	$9,448	$9,696	$9,110	$10,288
5/31/2023	$9,388	$9,620	$9,010	$10,333
6/30/2023	$9,717	$9,957	$8,978	$11,016
7/31/2023	$9,932	$10,159	$8,972	$11,370
8/31/2023	$9,810	$9,991	$8,915	$11,189
9/30/2023	$9,445	$9,628	$8,688	$10,655
10/31/2023	$9,216	$9,416	$8,551	$10,431
11/30/2023	$9,904	$10,101	$8,938	$11,384
12/31/2023	$10,333	$10,538	$9,281	$11,901
1/31/2024	$10,381	$10,591	$9,255	$12,101
2/29/2024	$10,672	$10,826	$9,124	$12,747
3/31/2024	$10,932	$11,073	$9,209	$13,157
4/30/2024	$10,557	$10,728	$8,976	$12,620
5/31/2024	$10,895	$11,087	$9,128	$13,246
6/30/2024	$11,098	$11,306	$9,215	$13,721
7/31/2024	$11,278	$11,513	$9,430	$13,888
8/31/2024	$11,490	$11,754	$9,565	$14,225
9/30/2024	$11,718	$11,977	$9,693	$14,529
10/31/2024	$11,477	$11,722	$9,453	$14,397
11/30/2024	$11,957	$12,065	$9,553	$15,242
12/31/2024	$11,592	$11,821	$9,397	$14,879

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class I	12.18%	4.10%
ESG Diversified Composite Benchmark	12.17%	4.66%
Bloomberg US Aggregate Bond Index	1.25%	(1.68%)
S&P 500® Index	25.02%	11.42%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$29,688,596
  # of Portfolio Holdings10
  Total Advisory Fees Paid$70,189
  Portfolio Turnover Rate81%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
66.0%
Fixed Income Mutual Funds
34.2%
Other Assets & Liabilities, Net
(0.2%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	34.2%
Equity Mutual Funds	66.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the composite benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified (Class P)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,079	$10,091	$10,033	$10,070
6/30/2021	$10,201	$10,216	$10,103	$10,305
7/31/2021	$10,342	$10,346	$10,216	$10,550
8/31/2021	$10,497	$10,509	$10,197	$10,870
9/30/2021	$10,184	$10,202	$10,108	$10,365
10/31/2021	$10,613	$10,559	$10,106	$11,091
11/30/2021	$10,446	$10,467	$10,136	$11,014
12/31/2021	$10,715	$10,733	$10,110	$11,508
1/31/2022	$10,274	$10,331	$9,892	$10,912
2/28/2022	$10,048	$10,115	$9,781	$10,586
3/31/2022	$10,092	$10,174	$9,510	$10,979
4/30/2022	$9,463	$9,524	$9,149	$10,021
5/31/2022	$9,445	$9,567	$9,208	$10,040
6/30/2022	$8,887	$9,028	$9,063	$9,211
7/31/2022	$9,400	$9,537	$9,285	$10,060
8/31/2022	$9,039	$9,209	$9,022	$9,650
9/30/2022	$8,395	$8,530	$8,633	$8,761
10/31/2022	$8,738	$8,835	$8,521	$9,471
11/30/2022	$9,273	$9,343	$8,834	$10,000
12/31/2022	$8,955	$9,074	$8,794	$9,424
1/31/2023	$9,479	$9,552	$9,065	$10,016
2/28/2023	$9,250	$9,298	$8,830	$9,771
3/31/2023	$9,429	$9,580	$9,055	$10,130
4/30/2023	$9,486	$9,696	$9,110	$10,288
5/31/2023	$9,427	$9,620	$9,010	$10,333
6/30/2023	$9,759	$9,957	$8,978	$11,016
7/31/2023	$9,977	$10,159	$8,972	$11,370
8/31/2023	$9,856	$9,991	$8,915	$11,189
9/30/2023	$9,491	$9,628	$8,688	$10,655
10/31/2023	$9,263	$9,416	$8,551	$10,431
11/30/2023	$9,955	$10,101	$8,938	$11,384
12/31/2023	$10,389	$10,538	$9,281	$11,901
1/31/2024	$10,439	$10,591	$9,255	$12,101
2/29/2024	$10,732	$10,826	$9,124	$12,747
3/31/2024	$10,997	$11,073	$9,209	$13,157
4/30/2024	$10,620	$10,728	$8,976	$12,620
5/31/2024	$10,962	$11,087	$9,128	$13,246
6/30/2024	$11,169	$11,306	$9,215	$13,721
7/31/2024	$11,352	$11,513	$9,430	$13,888
8/31/2024	$11,567	$11,754	$9,565	$14,225
9/30/2024	$11,799	$11,977	$9,693	$14,529
10/31/2024	$11,558	$11,722	$9,453	$14,397
11/30/2024	$12,043	$12,065	$9,553	$15,242
12/31/2024	$11,677	$11,821	$9,397	$14,879

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class P	12.40%	4.31%
ESG Diversified Composite Benchmark	12.17%	4.66%
Bloomberg US Aggregate Bond Index	1.25%	(1.68%)
S&P 500® Index	25.02%	11.42%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$29,688,596
  # of Portfolio Holdings10
  Total Advisory Fees Paid$70,189
  Portfolio Turnover Rate81%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	34.2%
Equity Mutual Funds	66.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified Growth (Class I)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,771	$9,874	$10,030	$9,931
12/31/2021	$10,109	$10,216	$10,004	$10,376
1/31/2022	$9,626	$9,780	$9,788	$9,839
2/28/2022	$9,389	$9,544	$9,679	$9,544
3/31/2022	$9,483	$9,706	$9,410	$9,899
4/30/2022	$8,813	$9,003	$9,053	$9,035
5/31/2022	$8,785	$9,037	$9,112	$9,052
6/30/2022	$8,187	$8,406	$8,969	$8,305
7/31/2022	$8,710	$8,970	$9,188	$9,071
8/31/2022	$8,342	$8,642	$8,928	$8,701
9/30/2022	$7,658	$7,917	$8,542	$7,899
10/31/2022	$8,064	$8,328	$8,432	$8,539
11/30/2022	$8,640	$8,865	$8,742	$9,016
12/31/2022	$8,281	$8,538	$8,702	$8,497
1/31/2023	$8,837	$9,050	$8,970	$9,031
2/28/2023	$8,608	$8,808	$8,738	$8,810
3/31/2023	$8,771	$9,089	$8,960	$9,134
4/30/2023	$8,820	$9,217	$9,014	$9,276
5/31/2023	$8,753	$9,154	$8,916	$9,317
6/30/2023	$9,143	$9,593	$8,885	$9,932
7/31/2023	$9,389	$9,854	$8,878	$10,251
8/31/2023	$9,229	$9,658	$8,822	$10,088
9/30/2023	$8,857	$9,272	$8,597	$9,607
10/31/2023	$8,620	$9,049	$8,462	$9,405
11/30/2023	$9,314	$9,790	$8,845	$10,264
12/31/2023	$9,744	$10,230	$9,184	$10,730
1/31/2024	$9,782	$10,307	$9,158	$10,910
2/29/2024	$10,129	$10,661	$9,029	$11,493
3/31/2024	$10,409	$10,953	$9,112	$11,863
4/30/2024	$10,034	$10,590	$8,882	$11,378
5/31/2024	$10,391	$11,002	$9,033	$11,943
6/30/2024	$10,600	$11,258	$9,118	$12,371
7/31/2024	$10,760	$11,445	$9,331	$12,522
8/31/2024	$10,978	$11,709	$9,465	$12,825
9/30/2024	$11,216	$11,954	$9,592	$13,099
10/31/2024	$10,978	$11,712	$9,354	$12,980
11/30/2024	$11,484	$12,128	$9,453	$13,742
12/31/2024	$11,096	$11,868	$9,298	$13,415

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class I	13.88%	3.33%
ESG Diversified Growth Composite Benchmark	16.01%	5.54%
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)
S&P 500® Index	25.02%	9.69%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$21,483,455
  # of Portfolio Holdings10
  Total Advisory Fees Paid$36,201
  Portfolio Turnover Rate66%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
81.2%
Fixed Income Mutual Funds
19.0%
Other Assets & Liabilities, Net
(0.2%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	19.0%
Equity Mutual Funds	81.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks relative to the Composite Benchmark benefited from the enthusiasm over artificial intelligence.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Fidelity® U.S. Sustainability Index Fund underperformed its benchmark and detracted from performance.

- The Calvert U.S. Mid-Cap Core Responsible Index Fund underperformed its benchmark and detracted from performance.

- The Calvert Green Bond Fund underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified Growth (Class P)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,773	$9,874	$10,030	$9,931
12/31/2021	$10,112	$10,216	$10,004	$10,376
1/31/2022	$9,631	$9,780	$9,788	$9,839
2/28/2022	$9,396	$9,544	$9,679	$9,544
3/31/2022	$9,491	$9,706	$9,410	$9,899
4/30/2022	$8,822	$9,003	$9,053	$9,035
5/31/2022	$8,796	$9,037	$9,112	$9,052
6/30/2022	$8,198	$8,406	$8,969	$8,305
7/31/2022	$8,723	$8,970	$9,188	$9,071
8/31/2022	$8,356	$8,642	$8,928	$8,701
9/30/2022	$7,673	$7,917	$8,542	$7,899
10/31/2022	$8,080	$8,328	$8,432	$8,539
11/30/2022	$8,659	$8,865	$8,742	$9,016
12/31/2022	$8,295	$8,538	$8,702	$8,497
1/31/2023	$8,853	$9,050	$8,970	$9,031
2/28/2023	$8,626	$8,808	$8,738	$8,810
3/31/2023	$8,791	$9,089	$8,960	$9,134
4/30/2023	$8,841	$9,217	$9,014	$9,276
5/31/2023	$8,776	$9,154	$8,916	$9,317
6/30/2023	$9,168	$9,593	$8,885	$9,932
7/31/2023	$9,416	$9,854	$8,878	$10,251
8/31/2023	$9,257	$9,658	$8,822	$10,088
9/30/2023	$8,885	$9,272	$8,597	$9,607
10/31/2023	$8,649	$9,049	$8,462	$9,405
11/30/2023	$9,347	$9,790	$8,845	$10,264
12/31/2023	$9,780	$10,230	$9,184	$10,730
1/31/2024	$9,820	$10,307	$9,158	$10,910
2/29/2024	$10,170	$10,661	$9,029	$11,493
3/31/2024	$10,453	$10,953	$9,112	$11,863
4/30/2024	$10,078	$10,590	$8,882	$11,378
5/31/2024	$10,439	$11,002	$9,033	$11,943
6/30/2024	$10,650	$11,258	$9,118	$12,371
7/31/2024	$10,813	$11,445	$9,331	$12,522
8/31/2024	$11,033	$11,709	$9,465	$12,825
9/30/2024	$11,275	$11,954	$9,592	$13,099
10/31/2024	$11,037	$11,712	$9,354	$12,980
11/30/2024	$11,547	$12,128	$9,453	$13,742
12/31/2024	$11,160	$11,868	$9,298	$13,415

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class P	14.11%	3.52%
ESG Diversified Growth Composite Benchmark	16.01%	5.54%
Bloomberg US Aggregate Bond Index	1.25%	(2.26%)
S&P 500® Index	25.02%	9.69%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$21,483,455
  # of Portfolio Holdings10
  Total Advisory Fees Paid$36,201
  Portfolio Turnover Rate66%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	19.0%
Equity Mutual Funds	81.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * ESG Underlying Funds managed by Dimensional Fund Advisors, LP were added to the Fund and ESG Underlying Funds managed by

            Pacific Investment Management Company LLC were removed from the Fund during the reporting period.

          * LIBOR Transition Risk was removed and Geographic Focus Risk, Small-Capitalization Companies Risk and Value Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class D

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$45	0.43%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® U.S. Large Cap Value ETF outperformed its benchmark and primarily contributed to performance.

+ The overweight to US equities relative to the Composite Benchmark contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Avantis® U.S. Large Cap Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® U.S. Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® Real Estate ETF underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PSF Avantis Balanced Allocation (Class D)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/29/2016	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,000	$9,996	$10,000	$10,000
5/31/2016	$10,053	$10,064	$10,003	$10,180
6/30/2016	$10,081	$10,097	$10,182	$10,206
7/31/2016	$10,358	$10,367	$10,247	$10,582
8/31/2016	$10,379	$10,370	$10,235	$10,597
9/30/2016	$10,419	$10,388	$10,229	$10,599
10/31/2016	$10,246	$10,239	$10,151	$10,406
11/30/2016	$10,431	$10,282	$9,911	$10,791
12/31/2016	$10,572	$10,432	$9,925	$11,004
1/31/2017	$10,710	$10,575	$9,944	$11,213
2/28/2017	$10,899	$10,815	$10,011	$11,658
3/31/2017	$10,930	$10,863	$10,006	$11,672
4/30/2017	$11,038	$10,988	$10,083	$11,792
5/31/2017	$11,126	$11,152	$10,160	$11,958
6/30/2017	$11,177	$11,176	$10,150	$12,032
7/31/2017	$11,343	$11,347	$10,194	$12,280
8/31/2017	$11,377	$11,402	$10,285	$12,317
9/30/2017	$11,537	$11,529	$10,236	$12,572
10/31/2017	$11,677	$11,679	$10,242	$12,865
11/30/2017	$11,840	$11,853	$10,229	$13,259
12/31/2017	$11,944	$11,962	$10,276	$13,407
1/31/2018	$12,240	$12,305	$10,158	$14,174
2/28/2018	$11,902	$11,971	$10,061	$13,652
3/31/2018	$11,810	$11,833	$10,126	$13,305
4/30/2018	$11,811	$11,859	$10,051	$13,356
5/31/2018	$11,941	$11,981	$10,122	$13,678
6/30/2018	$11,918	$11,986	$10,110	$13,762
7/31/2018	$12,136	$12,232	$10,112	$14,274
8/31/2018	$12,287	$12,408	$10,177	$14,739
9/30/2018	$12,267	$12,424	$10,112	$14,823
10/31/2018	$11,642	$11,854	$10,032	$13,810
11/30/2018	$11,743	$11,989	$10,092	$14,091
12/31/2018	$11,205	$11,502	$10,277	$12,819
1/31/2019	$11,811	$12,080	$10,386	$13,846
2/28/2019	$12,039	$12,297	$10,380	$14,291
3/31/2019	$12,189	$12,511	$10,580	$14,569
4/30/2019	$12,480	$12,793	$10,582	$15,158
5/31/2019	$12,042	$12,426	$10,770	$14,195
6/30/2019	$12,615	$12,993	$10,906	$15,196
7/31/2019	$12,655	$13,064	$10,930	$15,414
8/31/2019	$12,575	$13,055	$11,213	$15,170
9/30/2019	$12,747	$13,193	$11,153	$15,454
10/31/2019	$12,958	$13,409	$11,187	$15,788
11/30/2019	$13,180	$13,648	$11,181	$16,362
12/31/2019	$13,418	$13,896	$11,173	$16,855
1/31/2020	$13,384	$13,957	$11,388	$16,849
2/29/2020	$12,786	$13,351	$11,593	$15,462
3/31/2020	$11,445	$12,310	$11,525	$13,552
4/30/2020	$12,368	$13,227	$11,730	$15,289
5/31/2020	$12,819	$13,622	$11,784	$16,018
6/30/2020	$13,064	$13,848	$11,859	$16,336
7/31/2020	$13,491	$14,330	$12,036	$17,257
8/31/2020	$13,978	$14,858	$11,939	$18,498
9/30/2020	$13,696	$14,543	$11,932	$17,795
10/31/2020	$13,491	$14,256	$11,879	$17,322
11/30/2020	$14,599	$15,345	$11,995	$19,218
12/31/2020	$15,042	$15,726	$12,012	$19,957
1/31/2021	$14,951	$15,585	$11,926	$19,755
2/28/2021	$15,215	$15,741	$11,753	$20,300
3/31/2021	$15,487	$16,026	$11,607	$21,189
4/30/2021	$15,936	$16,534	$11,698	$22,320
5/31/2021	$16,138	$16,689	$11,737	$22,476
6/30/2021	$16,251	$16,883	$11,819	$23,000
7/31/2021	$16,469	$17,158	$11,951	$23,547
8/31/2021	$16,663	$17,425	$11,928	$24,263
9/30/2021	$16,195	$16,924	$11,825	$23,134
10/31/2021	$16,669	$17,518	$11,822	$24,755
11/30/2021	$16,472	$17,362	$11,857	$24,583
12/31/2021	$16,923	$17,828	$11,827	$25,685
1/31/2022	$16,282	$17,130	$11,572	$24,356
2/28/2022	$16,028	$16,777	$11,443	$23,627
3/31/2022	$16,032	$16,887	$11,125	$24,504
4/30/2022	$15,041	$15,804	$10,703	$22,367
5/31/2022	$15,190	$15,876	$10,772	$22,408
6/30/2022	$14,243	$14,965	$10,603	$20,559
7/31/2022	$15,080	$15,845	$10,862	$22,454
8/31/2022	$14,538	$15,262	$10,555	$21,538
9/30/2022	$13,471	$14,151	$10,099	$19,555
10/31/2022	$14,126	$14,708	$9,968	$21,138
11/30/2022	$14,859	$15,543	$10,335	$22,319
12/31/2022	$14,385	$15,113	$10,288	$21,033
1/31/2023	$15,176	$15,910	$10,604	$22,355
2/28/2023	$14,782	$15,521	$10,330	$21,809
3/31/2023	$14,956	$15,993	$10,593	$22,610
4/30/2023	$15,049	$16,212	$10,657	$22,963
5/31/2023	$14,797	$16,070	$10,541	$23,063
6/30/2023	$15,352	$16,635	$10,503	$24,587
7/31/2023	$15,737	$16,951	$10,496	$25,377
8/31/2023	$15,458	$16,689	$10,429	$24,973
9/30/2023	$14,936	$16,076	$10,164	$23,782
10/31/2023	$14,556	$15,725	$10,003	$23,282
11/30/2023	$15,578	$16,875	$10,456	$25,408
12/31/2023	$16,375	$17,612	$10,857	$26,562
1/31/2024	$16,369	$17,741	$10,827	$27,009
2/29/2024	$16,747	$18,116	$10,674	$28,451
3/31/2024	$17,202	$18,535	$10,773	$29,366
4/30/2024	$16,561	$17,936	$10,500	$28,167
5/31/2024	$17,183	$18,562	$10,678	$29,564
6/30/2024	$17,406	$18,887	$10,780	$30,624
7/31/2024	$17,743	$19,250	$11,031	$30,997
8/31/2024	$18,036	$19,664	$11,190	$31,749
9/30/2024	$18,326	$19,986	$11,340	$32,427
10/31/2024	$18,000	$19,543	$11,058	$32,133
11/30/2024	$18,795	$20,125	$11,175	$34,019
12/31/2024	$18,265	$19,709	$10,992	$33,208

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception April 29, 2016
Class D	11.54%	6.36%	7.19%
PSF Avantis Balanced Allocation Composite Benchmark	11.90%	7.24%	8.13%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.10%
S&P 500® Index	25.02%	14.53%	14.83%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$320,492,619
  # of Portfolio Holdings12
  Total Advisory Fees Paid$463,668
  Portfolio Turnover Rate96%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Exchange-Traded Funds
66.1%
Fixed Income Exchange-Traded Funds
17.9%
Fixed Income Mutual Funds
13.8%
Equity Mutual Funds
2.1%
Other Assets & Liabilities, Net
0.0%
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	0.0%
Equity Mutual Funds	2.1%
Fixed Income Mutual Funds	13.8%
Fixed Income Exchange-Traded Funds	17.9%
Equity Exchange-Traded Funds	66.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® U.S. Large Cap Value ETF outperformed its benchmark and primarily contributed to performance.

+ The overweight to US equities relative to the Composite Benchmark contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The Avantis® U.S. Large Cap Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® U.S. Equity ETF underperformed its benchmark and detracted from performance.

- The Avantis® Real Estate ETF underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PSF Avantis Balanced Allocation (Class P)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,995	$10,010	$10,053	$9,970
11/30/2019	$10,168	$10,189	$10,048	$10,332
12/31/2019	$10,353	$10,374	$10,041	$10,644
1/31/2020	$10,330	$10,420	$10,234	$10,640
2/29/2020	$9,870	$9,967	$10,419	$9,764
3/31/2020	$8,837	$9,190	$10,357	$8,558
4/30/2020	$9,552	$9,875	$10,542	$9,655
5/31/2020	$9,903	$10,169	$10,591	$10,115
6/30/2020	$10,093	$10,338	$10,657	$10,316
7/31/2020	$10,426	$10,698	$10,816	$10,898
8/31/2020	$10,805	$11,092	$10,729	$11,681
9/30/2020	$10,589	$10,857	$10,723	$11,237
10/31/2020	$10,433	$10,643	$10,675	$10,939
11/30/2020	$11,292	$11,456	$10,780	$12,136
12/31/2020	$11,637	$11,740	$10,795	$12,603
1/31/2021	$11,569	$11,635	$10,718	$12,475
2/28/2021	$11,775	$11,751	$10,563	$12,819
3/31/2021	$11,988	$11,964	$10,431	$13,381
4/30/2021	$12,339	$12,344	$10,513	$14,095
5/31/2021	$12,498	$12,459	$10,548	$14,193
6/30/2021	$12,588	$12,604	$10,622	$14,525
7/31/2021	$12,759	$12,809	$10,741	$14,870
8/31/2021	$12,913	$13,008	$10,720	$15,322
9/30/2021	$12,552	$12,635	$10,627	$14,609
10/31/2021	$12,923	$13,078	$10,624	$15,633
11/30/2021	$12,773	$12,961	$10,656	$15,524
12/31/2021	$13,125	$13,309	$10,629	$16,220
1/31/2022	$12,631	$12,788	$10,400	$15,381
2/28/2022	$12,436	$12,525	$10,284	$14,920
3/31/2022	$12,442	$12,607	$9,998	$15,474
4/30/2022	$11,675	$11,799	$9,618	$14,125
5/31/2022	$11,793	$11,852	$9,680	$14,151
6/30/2022	$11,060	$11,172	$9,529	$12,983
7/31/2022	$11,713	$11,829	$9,761	$14,180
8/31/2022	$11,294	$11,394	$9,486	$13,602
9/30/2022	$10,467	$10,565	$9,076	$12,349
10/31/2022	$10,979	$10,980	$8,958	$13,349
11/30/2022	$11,551	$11,603	$9,288	$14,095
12/31/2022	$11,185	$11,283	$9,246	$13,283
1/31/2023	$11,802	$11,878	$9,530	$14,117
2/28/2023	$11,498	$11,587	$9,284	$13,773
3/31/2023	$11,636	$11,940	$9,520	$14,278
4/30/2023	$11,710	$12,103	$9,577	$14,501
5/31/2023	$11,516	$11,997	$9,473	$14,564
6/30/2023	$11,952	$12,419	$9,439	$15,527
7/31/2023	$12,253	$12,655	$9,433	$16,025
8/31/2023	$12,039	$12,459	$9,372	$15,770
9/30/2023	$11,635	$12,001	$9,134	$15,018
10/31/2023	$11,341	$11,739	$8,990	$14,703
11/30/2023	$12,140	$12,598	$9,397	$16,045
12/31/2023	$12,764	$13,148	$9,757	$16,774
1/31/2024	$12,762	$13,245	$9,730	$17,056
2/29/2024	$13,059	$13,524	$9,593	$17,967
3/31/2024	$13,417	$13,837	$9,681	$18,545
4/30/2024	$12,919	$13,390	$9,437	$17,788
5/31/2024	$13,408	$13,857	$9,597	$18,670
6/30/2024	$13,584	$14,100	$9,688	$19,339
7/31/2024	$13,850	$14,371	$9,914	$19,575
8/31/2024	$14,082	$14,680	$10,056	$20,050
9/30/2024	$14,311	$14,920	$10,191	$20,478
10/31/2024	$14,059	$14,590	$9,938	$20,292
11/30/2024	$14,684	$15,024	$10,043	$21,483
12/31/2024	$14,273	$14,714	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.82%	6.63%	7.12%
PSF Avantis Balanced Allocation Composite Benchmark	11.90%	7.24%	7.75%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$320,492,619
  # of Portfolio Holdings12
  Total Advisory Fees Paid$463,668
  Portfolio Turnover Rate96%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Equity Mutual Funds	2.1%
Fixed Income Mutual Funds	13.8%
Fixed Income Exchange-Traded Funds	17.9%
Equity Exchange-Traded Funds	66.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Value Companies Risk and Mid-Capitalization Companies Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Conservative Growth (Class I)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,021	$10,032	$10,210	$9,700
2/28/2015	$10,204	$10,209	$10,114	$10,257
3/31/2015	$10,176	$10,171	$10,161	$10,095
4/30/2015	$10,223	$10,223	$10,124	$10,192
5/31/2015	$10,232	$10,239	$10,100	$10,323
6/30/2015	$10,092	$10,083	$9,990	$10,123
7/31/2015	$10,154	$10,205	$10,059	$10,335
8/31/2015	$9,867	$9,937	$10,045	$9,712
9/30/2015	$9,757	$9,853	$10,113	$9,471
10/31/2015	$10,047	$10,178	$10,114	$10,270
11/30/2015	$10,027	$10,154	$10,088	$10,301
12/31/2015	$9,890	$10,068	$10,055	$10,138
1/31/2016	$9,718	$9,932	$10,193	$9,635
2/29/2016	$9,726	$9,957	$10,266	$9,622
3/31/2016	$10,077	$10,282	$10,360	$10,275
4/30/2016	$10,166	$10,350	$10,400	$10,315
5/31/2016	$10,204	$10,396	$10,402	$10,500
6/30/2016	$10,292	$10,485	$10,589	$10,527
7/31/2016	$10,509	$10,692	$10,656	$10,915
8/31/2016	$10,538	$10,690	$10,644	$10,931
9/30/2016	$10,561	$10,700	$10,638	$10,933
10/31/2016	$10,427	$10,572	$10,556	$10,733
11/30/2016	$10,451	$10,522	$10,307	$11,131
12/31/2016	$10,566	$10,628	$10,321	$11,351
1/31/2017	$10,680	$10,732	$10,341	$11,566
2/28/2017	$10,842	$10,916	$10,411	$12,025
3/31/2017	$10,865	$10,944	$10,405	$12,039
4/30/2017	$10,963	$11,052	$10,486	$12,163
5/31/2017	$11,049	$11,186	$10,567	$12,334
6/30/2017	$11,094	$11,201	$10,556	$12,411
7/31/2017	$11,223	$11,333	$10,601	$12,666
8/31/2017	$11,263	$11,404	$10,696	$12,705
9/30/2017	$11,359	$11,471	$10,645	$12,967
10/31/2017	$11,448	$11,571	$10,652	$13,270
11/30/2017	$11,540	$11,681	$10,638	$13,677
12/31/2017	$11,617	$11,773	$10,687	$13,829
1/31/2018	$11,791	$11,948	$10,564	$14,621
2/28/2018	$11,527	$11,692	$10,464	$14,082
3/31/2018	$11,482	$11,627	$10,531	$13,724
4/30/2018	$11,475	$11,615	$10,452	$13,777
5/31/2018	$11,556	$11,727	$10,527	$14,108
6/30/2018	$11,543	$11,727	$10,514	$14,195
7/31/2018	$11,701	$11,889	$10,516	$14,724
8/31/2018	$11,809	$12,028	$10,584	$15,203
9/30/2018	$11,792	$12,012	$10,516	$15,290
10/31/2018	$11,371	$11,613	$10,433	$14,245
11/30/2018	$11,463	$11,725	$10,495	$14,535
12/31/2018	$11,170	$11,476	$10,688	$13,223
1/31/2019	$11,623	$11,906	$10,801	$14,282
2/28/2019	$11,769	$12,048	$10,795	$14,741
3/31/2019	$11,929	$12,263	$11,003	$15,027
4/30/2019	$12,119	$12,448	$11,005	$15,636
5/31/2019	$11,870	$12,285	$11,201	$14,642
6/30/2019	$12,280	$12,710	$11,341	$15,674
7/31/2019	$12,315	$12,766	$11,366	$15,899
8/31/2019	$12,331	$12,873	$11,661	$15,648
9/30/2019	$12,418	$12,940	$11,599	$15,940
10/31/2019	$12,561	$13,089	$11,634	$16,286
11/30/2019	$12,703	$13,244	$11,628	$16,877
12/31/2019	$12,898	$13,401	$11,620	$17,386
1/31/2020	$12,926	$13,528	$11,843	$17,379
2/29/2020	$12,581	$13,220	$12,056	$15,949
3/31/2020	$11,667	$12,497	$11,985	$13,979
4/30/2020	$12,392	$13,198	$12,198	$15,771
5/31/2020	$12,762	$13,479	$12,255	$16,522
6/30/2020	$12,950	$13,657	$12,332	$16,850
7/31/2020	$13,378	$14,047	$12,517	$17,801
8/31/2020	$13,690	$14,354	$12,416	$19,080
9/30/2020	$13,485	$14,145	$12,409	$18,355
10/31/2020	$13,362	$13,939	$12,353	$17,867
11/30/2020	$14,150	$14,692	$12,475	$19,823
12/31/2020	$14,473	$14,941	$12,492	$20,585
1/31/2021	$14,417	$14,815	$12,402	$20,377
2/28/2021	$14,537	$14,847	$12,223	$20,939
3/31/2021	$14,625	$14,969	$12,071	$21,856
4/30/2021	$14,926	$15,327	$12,166	$23,022
5/31/2021	$15,022	$15,442	$12,206	$23,183
6/30/2021	$15,168	$15,600	$12,291	$23,724
7/31/2021	$15,224	$15,826	$12,429	$24,288
8/31/2021	$15,363	$15,978	$12,405	$25,026
9/30/2021	$15,067	$15,626	$12,298	$23,863
10/31/2021	$15,355	$15,998	$12,294	$25,534
11/30/2021	$15,158	$15,918	$12,331	$25,357
12/31/2021	$15,405	$16,189	$12,299	$26,494
1/31/2022	$14,900	$15,657	$12,034	$25,123
2/28/2022	$14,679	$15,387	$11,900	$24,371
3/31/2022	$14,605	$15,320	$11,569	$25,276
4/30/2022	$13,801	$14,470	$11,130	$23,071
5/31/2022	$13,869	$14,546	$11,202	$23,114
6/30/2022	$13,158	$13,912	$11,026	$21,206
7/31/2022	$13,825	$14,570	$11,296	$23,161
8/31/2022	$13,385	$14,076	$10,977	$22,217
9/30/2022	$12,553	$13,192	$10,502	$20,170
10/31/2022	$12,912	$13,483	$10,366	$21,804
11/30/2022	$13,532	$14,150	$10,748	$23,022
12/31/2022	$13,191	$13,860	$10,699	$21,696
1/31/2023	$13,845	$14,491	$11,028	$23,059
2/28/2023	$13,512	$14,126	$10,743	$22,496
3/31/2023	$13,748	$14,528	$11,016	$23,322
4/30/2023	$13,850	$14,691	$11,083	$23,686
5/31/2023	$13,698	$14,550	$10,962	$23,789
6/30/2023	$14,023	$14,876	$10,923	$25,361
7/31/2023	$14,230	$15,061	$10,915	$26,176
8/31/2023	$14,030	$14,873	$10,846	$25,759
9/30/2023	$13,597	$14,384	$10,570	$24,531
10/31/2023	$13,318	$14,096	$10,403	$24,015
11/30/2023	$14,130	$14,998	$10,874	$26,208
12/31/2023	$14,732	$15,629	$11,291	$27,399
1/31/2024	$14,740	$15,688	$11,260	$27,859
2/29/2024	$14,939	$15,834	$11,101	$29,347
3/31/2024	$15,227	$16,128	$11,203	$30,291
4/30/2024	$14,761	$15,643	$10,920	$29,054
5/31/2024	$15,171	$16,094	$11,105	$30,494
6/30/2024	$15,337	$16,332	$11,210	$31,589
7/31/2024	$15,700	$16,672	$11,472	$31,973
8/31/2024	$15,990	$16,993	$11,637	$32,749
9/30/2024	$16,235	$17,257	$11,793	$33,448
10/31/2024	$15,908	$16,865	$11,500	$33,145
11/30/2024	$16,392	$17,273	$11,622	$35,090
12/31/2024	$15,989	$16,934	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.54%	4.39%	4.81%
Pacific Dynamix Conservative Growth Composite Benchmark	8.35%	4.79%	5.41%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$480,123,507
  # of Portfolio Holdings10
  Total Advisory Fees Paid$989,396
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
54.7%
Affiliated Equity Funds
45.3%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Conservative Growth (Class P)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,024	$10,053	$9,970
11/30/2019	$10,114	$10,143	$10,048	$10,332
12/31/2019	$10,270	$10,263	$10,041	$10,644
1/31/2020	$10,294	$10,360	$10,234	$10,640
2/29/2020	$10,021	$10,125	$10,419	$9,764
3/31/2020	$9,295	$9,571	$10,357	$8,558
4/30/2020	$9,874	$10,108	$10,542	$9,655
5/31/2020	$10,170	$10,323	$10,591	$10,115
6/30/2020	$10,322	$10,459	$10,657	$10,316
7/31/2020	$10,665	$10,758	$10,816	$10,898
8/31/2020	$10,916	$10,993	$10,729	$11,681
9/30/2020	$10,754	$10,833	$10,723	$11,237
10/31/2020	$10,657	$10,675	$10,675	$10,939
11/30/2020	$11,288	$11,252	$10,780	$12,136
12/31/2020	$11,547	$11,443	$10,795	$12,603
1/31/2021	$11,505	$11,347	$10,718	$12,475
2/28/2021	$11,602	$11,371	$10,563	$12,819
3/31/2021	$11,674	$11,464	$10,431	$13,381
4/30/2021	$11,917	$11,738	$10,513	$14,095
5/31/2021	$11,995	$11,827	$10,548	$14,193
6/30/2021	$12,114	$11,947	$10,622	$14,525
7/31/2021	$12,161	$12,120	$10,741	$14,870
8/31/2021	$12,274	$12,237	$10,720	$15,322
9/30/2021	$12,040	$11,967	$10,627	$14,609
10/31/2021	$12,271	$12,252	$10,624	$15,633
11/30/2021	$12,116	$12,191	$10,656	$15,524
12/31/2021	$12,316	$12,398	$10,629	$16,220
1/31/2022	$11,914	$11,991	$10,400	$15,381
2/28/2022	$11,740	$11,784	$10,284	$14,920
3/31/2022	$11,682	$11,733	$9,998	$15,474
4/30/2022	$11,041	$11,082	$9,618	$14,125
5/31/2022	$11,097	$11,140	$9,680	$14,151
6/30/2022	$10,530	$10,654	$9,529	$12,983
7/31/2022	$11,065	$11,158	$9,761	$14,180
8/31/2022	$10,715	$10,780	$9,486	$13,602
9/30/2022	$10,051	$10,103	$9,076	$12,349
10/31/2022	$10,340	$10,326	$8,958	$13,349
11/30/2022	$10,839	$10,837	$9,288	$14,095
12/31/2022	$10,567	$10,615	$9,246	$13,283
1/31/2023	$11,093	$11,098	$9,530	$14,117
2/28/2023	$10,827	$10,819	$9,284	$13,773
3/31/2023	$11,018	$11,127	$9,520	$14,278
4/30/2023	$11,102	$11,251	$9,577	$14,501
5/31/2023	$10,982	$11,143	$9,473	$14,564
6/30/2023	$11,245	$11,393	$9,439	$15,527
7/31/2023	$11,413	$11,535	$9,433	$16,025
8/31/2023	$11,254	$11,391	$9,372	$15,770
9/30/2023	$10,908	$11,016	$9,134	$15,018
10/31/2023	$10,686	$10,796	$8,990	$14,703
11/30/2023	$11,340	$11,486	$9,397	$16,045
12/31/2023	$11,825	$11,969	$9,757	$16,774
1/31/2024	$11,834	$12,015	$9,730	$17,056
2/29/2024	$11,995	$12,126	$9,593	$17,967
3/31/2024	$12,229	$12,351	$9,681	$18,545
4/30/2024	$11,856	$11,980	$9,437	$17,788
5/31/2024	$12,187	$12,326	$9,597	$18,670
6/30/2024	$12,323	$12,508	$9,688	$19,339
7/31/2024	$12,617	$12,768	$9,914	$19,575
8/31/2024	$12,852	$13,014	$10,056	$20,050
9/30/2024	$13,051	$13,216	$10,191	$20,478
10/31/2024	$12,790	$12,916	$9,938	$20,292
11/30/2024	$13,182	$13,229	$10,043	$21,483
12/31/2024	$12,860	$12,969	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	8.75%	4.60%	4.98%
Pacific Dynamix Conservative Growth Composite Benchmark	8.35%	4.79%	5.15%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$480,123,507
  # of Portfolio Holdings10
  Total Advisory Fees Paid$989,396
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and Consumer Non-Cyclical Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD Aggregate Bond Index Portfolio underperformed its benchmark and detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Moderate Growth (Class I)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,945	$9,943	$10,210	$9,700
2/28/2015	$10,247	$10,252	$10,114	$10,257
3/31/2015	$10,191	$10,173	$10,161	$10,095
4/30/2015	$10,276	$10,268	$10,124	$10,192
5/31/2015	$10,302	$10,304	$10,100	$10,323
6/30/2015	$10,146	$10,126	$9,990	$10,123
7/31/2015	$10,198	$10,273	$10,059	$10,335
8/31/2015	$9,783	$9,876	$10,045	$9,712
9/30/2015	$9,591	$9,718	$10,113	$9,471
10/31/2015	$10,004	$10,197	$10,114	$10,270
11/30/2015	$9,995	$10,176	$10,088	$10,301
12/31/2015	$9,815	$10,063	$10,055	$10,138
1/31/2016	$9,506	$9,790	$10,193	$9,635
2/29/2016	$9,488	$9,791	$10,266	$9,622
3/31/2016	$9,953	$10,226	$10,360	$10,275
4/30/2016	$10,056	$10,309	$10,400	$10,315
5/31/2016	$10,108	$10,376	$10,402	$10,500
6/30/2016	$10,163	$10,415	$10,589	$10,527
7/31/2016	$10,455	$10,691	$10,656	$10,915
8/31/2016	$10,496	$10,694	$10,644	$10,931
9/30/2016	$10,534	$10,712	$10,638	$10,933
10/31/2016	$10,363	$10,560	$10,556	$10,733
11/30/2016	$10,494	$10,611	$10,307	$11,131
12/31/2016	$10,644	$10,763	$10,321	$11,351
1/31/2017	$10,804	$10,912	$10,341	$11,566
2/28/2017	$11,013	$11,155	$10,411	$12,025
3/31/2017	$11,062	$11,201	$10,405	$12,039
4/30/2017	$11,179	$11,323	$10,486	$12,163
5/31/2017	$11,279	$11,486	$10,567	$12,334
6/30/2017	$11,348	$11,515	$10,556	$12,411
7/31/2017	$11,524	$11,693	$10,601	$12,666
8/31/2017	$11,561	$11,751	$10,696	$12,705
9/30/2017	$11,717	$11,883	$10,645	$12,967
10/31/2017	$11,857	$12,035	$10,652	$13,270
11/30/2017	$12,011	$12,213	$10,638	$13,677
12/31/2017	$12,112	$12,330	$10,687	$13,829
1/31/2018	$12,442	$12,677	$10,564	$14,621
2/28/2018	$12,076	$12,328	$10,464	$14,082
3/31/2018	$11,994	$12,187	$10,531	$13,724
4/30/2018	$12,005	$12,213	$10,452	$13,777
5/31/2018	$12,097	$12,346	$10,527	$14,108
6/30/2018	$12,069	$12,354	$10,514	$14,195
7/31/2018	$12,303	$12,607	$10,516	$14,724
8/31/2018	$12,437	$12,789	$10,584	$15,203
9/30/2018	$12,428	$12,804	$10,516	$15,290
10/31/2018	$11,809	$12,217	$10,433	$14,245
11/30/2018	$11,942	$12,356	$10,495	$14,535
12/31/2018	$11,442	$11,849	$10,688	$13,223
1/31/2019	$12,051	$12,454	$10,801	$14,282
2/28/2019	$12,255	$12,679	$10,795	$14,741
3/31/2019	$12,412	$12,897	$11,003	$15,027
4/30/2019	$12,691	$13,188	$11,005	$15,636
5/31/2019	$12,250	$12,811	$11,201	$14,642
6/30/2019	$12,800	$13,396	$11,341	$15,674
7/31/2019	$12,836	$13,470	$11,366	$15,899
8/31/2019	$12,750	$13,464	$11,661	$15,648
9/30/2019	$12,898	$13,605	$11,599	$15,940
10/31/2019	$13,105	$13,820	$11,634	$16,286
11/30/2019	$13,330	$14,069	$11,628	$16,877
12/31/2019	$13,610	$14,323	$11,620	$17,386
1/31/2020	$13,567	$14,390	$11,843	$17,379
2/29/2020	$12,968	$13,769	$12,056	$15,949
3/31/2020	$11,743	$12,679	$11,985	$13,979
4/30/2020	$12,697	$13,633	$12,198	$15,771
5/31/2020	$13,167	$14,038	$12,255	$16,522
6/30/2020	$13,408	$14,271	$12,332	$16,850
7/31/2020	$13,936	$14,775	$12,517	$17,801
8/31/2020	$14,449	$15,320	$12,416	$19,080
9/30/2020	$14,146	$14,990	$12,409	$18,355
10/31/2020	$13,968	$14,695	$12,353	$17,867
11/30/2020	$15,109	$15,815	$12,475	$19,823
12/31/2020	$15,594	$16,205	$12,492	$20,585
1/31/2021	$15,534	$16,059	$12,402	$20,377
2/28/2021	$15,803	$16,227	$12,223	$20,939
3/31/2021	$16,030	$16,528	$12,071	$21,856
4/30/2021	$16,477	$17,055	$12,166	$23,022
5/31/2021	$16,623	$17,220	$12,206	$23,183
6/30/2021	$16,803	$17,423	$12,291	$23,724
7/31/2021	$16,862	$17,705	$12,429	$24,288
8/31/2021	$17,100	$17,976	$12,405	$25,026
9/30/2021	$16,649	$17,460	$12,298	$23,863
10/31/2021	$17,157	$18,087	$12,294	$25,534
11/30/2021	$16,840	$17,925	$12,331	$25,357
12/31/2021	$17,249	$18,404	$12,299	$26,494
1/31/2022	$16,568	$17,695	$12,034	$25,123
2/28/2022	$16,282	$17,337	$11,900	$24,371
3/31/2022	$16,346	$17,464	$11,569	$25,276
4/30/2022	$15,282	$16,341	$11,130	$23,071
5/31/2022	$15,345	$16,417	$11,202	$23,114
6/30/2022	$14,368	$15,473	$11,026	$21,206
7/31/2022	$15,254	$16,382	$11,296	$23,161
8/31/2022	$14,729	$15,781	$10,977	$22,217
9/30/2022	$13,659	$14,635	$10,502	$20,170
10/31/2022	$14,274	$15,213	$10,366	$21,804
11/30/2022	$15,060	$16,063	$10,748	$23,022
12/31/2022	$14,542	$15,606	$10,699	$21,696
1/31/2023	$15,388	$16,431	$11,028	$23,059
2/28/2023	$15,005	$16,023	$10,743	$22,496
3/31/2023	$15,260	$16,504	$11,016	$23,322
4/30/2023	$15,389	$16,730	$11,083	$23,686
5/31/2023	$15,237	$16,581	$10,962	$23,789
6/30/2023	$15,791	$17,168	$10,923	$25,361
7/31/2023	$16,130	$17,495	$10,915	$26,176
8/31/2023	$15,841	$17,223	$10,846	$25,759
9/30/2023	$15,278	$16,592	$10,570	$24,531
10/31/2023	$14,915	$16,225	$10,403	$24,015
11/30/2023	$15,978	$17,414	$10,874	$26,208
12/31/2023	$16,730	$18,180	$11,291	$27,399
1/31/2024	$16,756	$18,309	$11,260	$27,859
2/29/2024	$17,194	$18,692	$11,101	$29,347
3/31/2024	$17,613	$19,127	$11,203	$30,291
4/30/2024	$16,993	$18,506	$10,920	$29,054
5/31/2024	$17,570	$19,150	$11,105	$30,494
6/30/2024	$17,803	$19,485	$11,210	$31,589
7/31/2024	$18,228	$19,865	$11,472	$31,973
8/31/2024	$18,597	$20,295	$11,637	$32,749
9/30/2024	$18,905	$20,633	$11,793	$33,448
10/31/2024	$18,560	$20,186	$11,500	$33,145
11/30/2024	$19,324	$20,812	$11,622	$35,090
12/31/2024	$18,758	$20,369	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.12%	6.63%	6.49%
Pacific Dynamix Moderate Growth Composite Benchmark	12.04%	7.30%	7.37%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,532,389,310
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,127,944
  Portfolio Turnover Rate15%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
66.4%
Affiliated Fixed Income Funds
33.6%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.6%
Affiliated Equity Funds	66.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD Aggregate Bond Index Portfolio underperformed its benchmark and detracted from performance.

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Moderate Growth (Class P)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,987	$10,010	$10,053	$9,970
11/30/2019	$10,161	$10,190	$10,048	$10,332
12/31/2019	$10,375	$10,375	$10,041	$10,644
1/31/2020	$10,345	$10,422	$10,234	$10,640
2/29/2020	$9,890	$9,973	$10,419	$9,764
3/31/2020	$8,957	$9,184	$10,357	$8,558
4/30/2020	$9,686	$9,875	$10,542	$9,655
5/31/2020	$10,047	$10,168	$10,591	$10,115
6/30/2020	$10,232	$10,337	$10,657	$10,316
7/31/2020	$10,637	$10,702	$10,816	$10,898
8/31/2020	$11,030	$11,096	$10,729	$11,681
9/30/2020	$10,801	$10,857	$10,723	$11,237
10/31/2020	$10,666	$10,644	$10,675	$10,939
11/30/2020	$11,540	$11,455	$10,780	$12,136
12/31/2020	$11,912	$11,738	$10,795	$12,603
1/31/2021	$11,868	$11,632	$10,718	$12,475
2/28/2021	$12,076	$11,754	$10,563	$12,819
3/31/2021	$12,251	$11,971	$10,431	$13,381
4/30/2021	$12,595	$12,353	$10,513	$14,095
5/31/2021	$12,708	$12,473	$10,548	$14,193
6/30/2021	$12,849	$12,620	$10,622	$14,525
7/31/2021	$12,896	$12,824	$10,741	$14,870
8/31/2021	$13,080	$13,020	$10,720	$15,322
9/30/2021	$12,737	$12,647	$10,627	$14,609
10/31/2021	$13,128	$13,100	$10,624	$15,633
11/30/2021	$12,888	$12,983	$10,656	$15,524
12/31/2021	$13,204	$13,330	$10,629	$16,220
1/31/2022	$12,684	$12,817	$10,400	$15,381
2/28/2022	$12,468	$12,557	$10,284	$14,920
3/31/2022	$12,519	$12,649	$9,998	$15,474
4/30/2022	$11,706	$11,836	$9,618	$14,125
5/31/2022	$11,756	$11,891	$9,680	$14,151
6/30/2022	$11,009	$11,207	$9,529	$12,983
7/31/2022	$11,690	$11,865	$9,761	$14,180
8/31/2022	$11,290	$11,430	$9,486	$13,602
9/30/2022	$10,471	$10,600	$9,076	$12,349
10/31/2022	$10,945	$11,019	$8,958	$13,349
11/30/2022	$11,549	$11,634	$9,288	$14,095
12/31/2022	$11,154	$11,303	$9,246	$13,283
1/31/2023	$11,805	$11,901	$9,530	$14,117
2/28/2023	$11,513	$11,606	$9,284	$13,773
3/31/2023	$11,710	$11,954	$9,520	$14,278
4/30/2023	$11,811	$12,118	$9,577	$14,501
5/31/2023	$11,697	$12,009	$9,473	$14,564
6/30/2023	$12,124	$12,435	$9,439	$15,527
7/31/2023	$12,386	$12,672	$9,433	$16,025
8/31/2023	$12,167	$12,475	$9,372	$15,770
9/30/2023	$11,736	$12,017	$9,134	$15,018
10/31/2023	$11,459	$11,752	$8,990	$14,703
11/30/2023	$12,278	$12,613	$9,397	$16,045
12/31/2023	$12,858	$13,168	$9,757	$16,774
1/31/2024	$12,880	$13,261	$9,730	$17,056
2/29/2024	$13,219	$13,539	$9,593	$17,967
3/31/2024	$13,543	$13,854	$9,681	$18,545
4/30/2024	$13,069	$13,404	$9,437	$17,788
5/31/2024	$13,515	$13,871	$9,597	$18,670
6/30/2024	$13,696	$14,113	$9,688	$19,339
7/31/2024	$14,026	$14,388	$9,914	$19,575
8/31/2024	$14,312	$14,700	$10,056	$20,050
9/30/2024	$14,551	$14,945	$10,191	$20,478
10/31/2024	$14,288	$14,621	$9,938	$20,292
11/30/2024	$14,879	$15,074	$10,043	$21,483
12/31/2024	$14,445	$14,753	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.35%	6.84%	7.37%
Pacific Dynamix Moderate Growth Composite Benchmark	12.04%	7.30%	7.81%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,532,389,310
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,127,944
  Portfolio Turnover Rate15%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.6%
Affiliated Equity Funds	66.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Growth (Class I)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,871	$9,868	$10,210	$9,700
2/28/2015	$10,293	$10,309	$10,114	$10,257
3/31/2015	$10,222	$10,186	$10,161	$10,095
4/30/2015	$10,334	$10,342	$10,124	$10,192
5/31/2015	$10,376	$10,388	$10,100	$10,323
6/30/2015	$10,207	$10,181	$9,990	$10,123
7/31/2015	$10,247	$10,353	$10,059	$10,335
8/31/2015	$9,711	$9,818	$10,045	$9,712
9/30/2015	$9,446	$9,573	$10,113	$9,471
10/31/2015	$9,972	$10,198	$10,114	$10,270
11/30/2015	$9,979	$10,169	$10,088	$10,301
12/31/2015	$9,755	$10,028	$10,055	$10,138
1/31/2016	$9,318	$9,610	$10,193	$9,635
2/29/2016	$9,275	$9,583	$10,266	$9,622
3/31/2016	$9,850	$10,120	$10,360	$10,275
4/30/2016	$9,964	$10,231	$10,400	$10,315
5/31/2016	$10,030	$10,304	$10,402	$10,500
6/30/2016	$10,055	$10,277	$10,589	$10,527
7/31/2016	$10,421	$10,625	$10,656	$10,915
8/31/2016	$10,477	$10,633	$10,644	$10,931
9/30/2016	$10,528	$10,665	$10,638	$10,933
10/31/2016	$10,320	$10,490	$10,556	$10,733
11/30/2016	$10,559	$10,612	$10,307	$11,131
12/31/2016	$10,748	$10,817	$10,321	$11,351
1/31/2017	$10,950	$11,015	$10,341	$11,566
2/28/2017	$11,200	$11,302	$10,411	$12,025
3/31/2017	$11,274	$11,380	$10,405	$12,039
4/30/2017	$11,410	$11,522	$10,486	$12,163
5/31/2017	$11,524	$11,725	$10,567	$12,334
6/30/2017	$11,621	$11,766	$10,556	$12,411
7/31/2017	$11,845	$11,996	$10,601	$12,666
8/31/2017	$11,871	$12,037	$10,696	$12,705
9/30/2017	$12,099	$12,241	$10,645	$12,967
10/31/2017	$12,288	$12,441	$10,652	$13,270
11/30/2017	$12,505	$12,679	$10,638	$13,677
12/31/2017	$12,631	$12,825	$10,687	$13,829
1/31/2018	$13,115	$13,349	$10,564	$14,621
2/28/2018	$12,646	$12,894	$10,464	$14,082
3/31/2018	$12,526	$12,675	$10,531	$13,724
4/30/2018	$12,563	$12,756	$10,452	$13,777
5/31/2018	$12,672	$12,882	$10,527	$14,108
6/30/2018	$12,632	$12,887	$10,514	$14,195
7/31/2018	$12,953	$13,231	$10,516	$14,724
8/31/2018	$13,117	$13,422	$10,584	$15,203
9/30/2018	$13,120	$13,473	$10,516	$15,290
10/31/2018	$12,281	$12,678	$10,433	$14,245
11/30/2018	$12,456	$12,832	$10,495	$14,535
12/31/2018	$11,711	$12,076	$10,688	$13,223
1/31/2019	$12,510	$12,850	$10,801	$14,282
2/28/2019	$12,790	$13,158	$10,795	$14,741
3/31/2019	$12,942	$13,366	$11,003	$15,027
4/30/2019	$13,318	$13,759	$11,005	$15,636
5/31/2019	$12,668	$13,164	$11,201	$14,642
6/30/2019	$13,375	$13,903	$11,341	$15,674
7/31/2019	$13,414	$13,977	$11,366	$15,899
8/31/2019	$13,217	$13,842	$11,661	$15,648
9/30/2019	$13,436	$14,067	$11,599	$15,940
10/31/2019	$13,713	$14,356	$11,634	$16,286
11/30/2019	$14,029	$14,686	$11,628	$16,877
12/31/2019	$14,397	$15,045	$11,620	$17,386
1/31/2020	$14,283	$15,027	$11,843	$17,379
2/29/2020	$13,406	$14,067	$12,056	$15,949
3/31/2020	$11,799	$12,598	$11,985	$13,979
4/30/2020	$12,959	$13,751	$12,198	$15,771
5/31/2020	$13,522	$14,270	$12,255	$16,522
6/30/2020	$13,815	$14,567	$12,332	$16,850
7/31/2020	$14,440	$15,159	$12,517	$17,801
8/31/2020	$15,152	$15,929	$12,416	$19,080
9/30/2020	$14,758	$15,482	$12,409	$18,355
10/31/2020	$14,504	$15,090	$12,353	$17,867
11/30/2020	$16,024	$16,607	$12,475	$19,823
12/31/2020	$16,670	$17,151	$12,492	$20,585
1/31/2021	$16,602	$16,986	$12,402	$20,377
2/28/2021	$17,010	$17,303	$12,223	$20,939
3/31/2021	$17,356	$17,786	$12,071	$21,856
4/30/2021	$17,964	$18,477	$12,166	$23,022
5/31/2021	$18,167	$18,720	$12,206	$23,183
6/30/2021	$18,385	$18,939	$12,291	$23,724
7/31/2021	$18,442	$19,260	$12,429	$24,288
8/31/2021	$18,788	$19,653	$12,405	$25,026
9/30/2021	$18,168	$18,975	$12,298	$23,863
10/31/2021	$18,924	$19,846	$12,294	$25,534
11/30/2021	$18,470	$19,550	$12,331	$25,357
12/31/2021	$19,060	$20,270	$12,299	$26,494
1/31/2022	$18,186	$19,382	$12,034	$25,123
2/28/2022	$17,831	$18,944	$11,900	$24,371
3/31/2022	$18,037	$19,281	$11,569	$25,276
4/30/2022	$16,723	$17,893	$11,130	$23,071
5/31/2022	$16,792	$17,972	$11,202	$23,114
6/30/2022	$15,532	$16,676	$11,026	$21,206
7/31/2022	$16,630	$17,811	$11,296	$23,161
8/31/2022	$16,029	$17,103	$10,977	$22,217
9/30/2022	$14,706	$15,693	$10,502	$20,170
10/31/2022	$15,581	$16,567	$10,366	$21,804
11/30/2022	$16,567	$17,639	$10,748	$23,022
12/31/2022	$15,879	$17,043	$10,699	$21,696
1/31/2023	$16,946	$18,086	$11,028	$23,059
2/28/2023	$16,502	$17,645	$10,743	$22,496
3/31/2023	$16,738	$18,188	$11,016	$23,322
4/30/2023	$16,889	$18,496	$11,083	$23,686
5/31/2023	$16,679	$18,298	$10,962	$23,789
6/30/2023	$17,455	$19,167	$10,923	$25,361
7/31/2023	$17,923	$19,659	$10,915	$26,176
8/31/2023	$17,526	$19,271	$10,846	$25,759
9/30/2023	$16,870	$18,505	$10,570	$24,531
10/31/2023	$16,426	$18,038	$10,403	$24,015
11/30/2023	$17,689	$19,531	$10,874	$26,208
12/31/2023	$18,576	$20,435	$11,291	$27,399
1/31/2024	$18,592	$20,635	$11,260	$27,859
2/29/2024	$19,232	$21,271	$11,101	$29,347
3/31/2024	$19,766	$21,866	$11,203	$30,291
4/30/2024	$19,034	$21,119	$10,920	$29,054
5/31/2024	$19,752	$21,969	$11,105	$30,494
6/30/2024	$20,012	$22,353	$11,210	$31,589
7/31/2024	$20,509	$22,782	$11,472	$31,973
8/31/2024	$20,948	$23,342	$11,637	$32,749
9/30/2024	$21,311	$23,743	$11,793	$33,448
10/31/2024	$20,917	$23,204	$11,500	$33,145
11/30/2024	$21,864	$24,016	$11,622	$35,090
12/31/2024	$21,157	$23,462	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.90%	8.00%	7.78%
Pacific Dynamix Growth Composite Benchmark	14.81%	9.29%	8.90%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,079,369,996
  # of Portfolio Holdings10
  Total Advisory Fees Paid$4,106,855
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
81.1%
Affiliated Fixed Income Funds
18.9%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.9%
Affiliated Equity Funds	81.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Growth (Class P)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,976	$9,998	$10,053	$9,970
11/30/2019	$10,208	$10,228	$10,048	$10,332
12/31/2019	$10,477	$10,477	$10,041	$10,644
1/31/2020	$10,396	$10,465	$10,234	$10,640
2/29/2020	$9,760	$9,796	$10,419	$9,764
3/31/2020	$8,591	$8,774	$10,357	$8,558
4/30/2020	$9,437	$9,576	$10,542	$9,655
5/31/2020	$9,849	$9,938	$10,591	$10,115
6/30/2020	$10,064	$10,144	$10,657	$10,316
7/31/2020	$10,521	$10,557	$10,816	$10,898
8/31/2020	$11,042	$11,093	$10,729	$11,681
9/30/2020	$10,757	$10,782	$10,723	$11,237
10/31/2020	$10,573	$10,509	$10,675	$10,939
11/30/2020	$11,683	$11,565	$10,780	$12,136
12/31/2020	$12,156	$11,944	$10,795	$12,603
1/31/2021	$12,109	$11,829	$10,718	$12,475
2/28/2021	$12,408	$12,050	$10,563	$12,819
3/31/2021	$12,663	$12,387	$10,431	$13,381
4/30/2021	$13,108	$12,867	$10,513	$14,095
5/31/2021	$13,258	$13,037	$10,548	$14,193
6/30/2021	$13,420	$13,189	$10,622	$14,525
7/31/2021	$13,464	$13,413	$10,741	$14,870
8/31/2021	$13,719	$13,686	$10,720	$15,322
9/30/2021	$13,269	$13,214	$10,627	$14,609
10/31/2021	$13,823	$13,821	$10,624	$15,633
11/30/2021	$13,493	$13,615	$10,656	$15,524
12/31/2021	$13,927	$14,116	$10,629	$16,220
1/31/2022	$13,291	$13,498	$10,400	$15,381
2/28/2022	$13,033	$13,193	$10,284	$14,920
3/31/2022	$13,186	$13,427	$9,998	$15,474
4/30/2022	$12,228	$12,461	$9,618	$14,125
5/31/2022	$12,280	$12,515	$9,680	$14,151
6/30/2022	$11,361	$11,614	$9,529	$12,983
7/31/2022	$12,166	$12,404	$9,761	$14,180
8/31/2022	$11,728	$11,910	$9,486	$13,602
9/30/2022	$10,762	$10,929	$9,076	$12,349
10/31/2022	$11,404	$11,537	$8,958	$13,349
11/30/2022	$12,128	$12,284	$9,288	$14,095
12/31/2022	$11,626	$11,869	$9,246	$13,283
1/31/2023	$12,410	$12,595	$9,530	$14,117
2/28/2023	$12,086	$12,288	$9,284	$13,773
3/31/2023	$12,261	$12,666	$9,520	$14,278
4/30/2023	$12,374	$12,880	$9,577	$14,501
5/31/2023	$12,222	$12,743	$9,473	$14,564
6/30/2023	$12,793	$13,348	$9,439	$15,527
7/31/2023	$13,138	$13,690	$9,433	$16,025
8/31/2023	$12,849	$13,420	$9,372	$15,770
9/30/2023	$12,371	$12,887	$9,134	$15,018
10/31/2023	$12,047	$12,562	$8,990	$14,703
11/30/2023	$12,975	$13,601	$9,397	$16,045
12/31/2023	$13,628	$14,231	$9,757	$16,774
1/31/2024	$13,642	$14,370	$9,730	$17,056
2/29/2024	$14,114	$14,813	$9,593	$17,967
3/31/2024	$14,509	$15,227	$9,681	$18,545
4/30/2024	$13,973	$14,708	$9,437	$17,788
5/31/2024	$14,503	$15,299	$9,597	$18,670
6/30/2024	$14,696	$15,567	$9,688	$19,339
7/31/2024	$15,064	$15,866	$9,914	$19,575
8/31/2024	$15,389	$16,255	$10,056	$20,050
9/30/2024	$15,658	$16,535	$10,191	$20,478
10/31/2024	$15,371	$16,159	$9,938	$20,292
11/30/2024	$16,070	$16,725	$10,043	$21,483
12/31/2024	$15,553	$16,339	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	14.12%	8.22%	8.91%
Pacific Dynamix Growth Composite Benchmark	14.81%	9.29%	9.96%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$2,079,369,996
  # of Portfolio Holdings10
  Total Advisory Fees Paid$4,106,855
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	18.9%
Affiliated Equity Funds	81.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk, Consumer Non-Cyclical Sector Risk and Financial Sector Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to December 31, 2024.You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.39%

What affected Fund performance during the reporting period?

The Fund commenced operations on April 30, 2024. As such, the following performance is for the period of April 30, 2024 through December 31, 2024.

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Aggressive Growth (Class I)	Bloomberg US Aggregate Bond Index	Pacific Dynamix - Aggressive Growth Composite Benchmark	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$9,962	$10,000	$9,843
5/31/2024	$10,421	$10,131	$10,308	$10,331
6/30/2024	$10,550	$10,227	$10,611	$10,702
7/31/2024	$10,823	$10,465	$10,766	$10,832
8/31/2024	$11,070	$10,616	$11,023	$11,095
9/30/2024	$11,264	$10,758	$11,241	$11,332
10/31/2024	$11,044	$10,491	$11,091	$11,229
11/30/2024	$11,590	$10,602	$11,653	$11,888
12/31/2024	$11,169	$10,429	$11,377	$11,605

Average Annual Total Returns (%)

Fund	Since Inception April 30, 2024
Class I	11.69%
Bloomberg US Aggregate Bond Index	4.29%
S&P 500® Index	16.05%
Pacific Dynamix - Aggressive Growth Composite Benchmark	13.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,364,277
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,871
  Portfolio Turnover Rate81%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Affiliated Equity Funds
96.7%
Affiliated Fixed Income Funds
3.6%
Other Assets & Liabilities, Net
(0.3%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of April 30, 2024 (Fund Inception) to December 31, 2024.You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a $10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.19%

What affected Fund performance during the reporting period?

The Fund commenced operations on April 30, 2024. As such, the following performance is for the period of April 30, 2024 through December 31, 2024.

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The underweight to fixed income also contributed to performance.

Top detractors from performance:

- The PD International Large-Cap Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Value Index Portfolio underperformed its benchmark and detracted from performance.

- The PD Large-Cap Growth Index Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Aggressive Growth (Class P)	Bloomberg US Aggregate Bond Index	Pacific Dynamix - Aggressive Growth Composite Benchmark	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$9,962	$10,000	$9,843
5/31/2024	$10,422	$10,131	$10,308	$10,331
6/30/2024	$10,555	$10,227	$10,611	$10,702
7/31/2024	$10,831	$10,465	$10,766	$10,832
8/31/2024	$11,079	$10,616	$11,023	$11,095
9/30/2024	$11,276	$10,758	$11,241	$11,332
10/31/2024	$11,058	$10,491	$11,091	$11,229
11/30/2024	$11,606	$10,602	$11,653	$11,888
12/31/2024	$11,187	$10,429	$11,377	$11,605

Average Annual Total Returns (%)

Fund	Since Inception April 30, 2024
Class P	11.87%
Bloomberg US Aggregate Bond Index	4.29%
S&P 500® Index	16.05%
Pacific Dynamix - Aggressive Growth Composite Benchmark	13.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,364,277
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,871
  Portfolio Turnover Rate81%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.33%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Small-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Conservative (Class I)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,058	$10,094	$10,210	$9,700
2/28/2015	$10,204	$10,149	$10,114	$10,257
3/31/2015	$10,170	$10,148	$10,161	$10,095
4/30/2015	$10,239	$10,160	$10,124	$10,192
5/31/2015	$10,250	$10,161	$10,100	$10,323
6/30/2015	$10,122	$10,045	$9,990	$10,123
7/31/2015	$10,199	$10,132	$10,059	$10,335
8/31/2015	$9,996	$9,994	$10,045	$9,712
9/30/2015	$9,888	$9,976	$10,113	$9,471
10/31/2015	$10,124	$10,142	$10,114	$10,270
11/30/2015	$10,111	$10,121	$10,088	$10,301
12/31/2015	$9,997	$10,070	$10,055	$10,138
1/31/2016	$9,872	$10,048	$10,193	$9,635
2/29/2016	$9,864	$10,084	$10,266	$9,622
3/31/2016	$10,137	$10,280	$10,360	$10,275
4/30/2016	$10,251	$10,327	$10,400	$10,315
5/31/2016	$10,256	$10,352	$10,402	$10,500
6/30/2016	$10,358	$10,460	$10,589	$10,527
7/31/2016	$10,509	$10,588	$10,656	$10,915
8/31/2016	$10,558	$10,583	$10,644	$10,931
9/30/2016	$10,592	$10,586	$10,638	$10,933
10/31/2016	$10,544	$10,494	$10,556	$10,733
11/30/2016	$10,477	$10,381	$10,307	$11,131
12/31/2016	$10,579	$10,440	$10,321	$11,351
1/31/2017	$10,676	$10,499	$10,341	$11,566
2/28/2017	$10,800	$10,615	$10,411	$12,025
3/31/2017	$10,842	$10,628	$10,405	$12,039
4/30/2017	$10,923	$10,713	$10,486	$12,163
5/31/2017	$10,992	$10,809	$10,567	$12,334
6/30/2017	$11,022	$10,813	$10,556	$12,411
7/31/2017	$11,115	$10,893	$10,601	$12,666
8/31/2017	$11,174	$10,963	$10,696	$12,705
9/30/2017	$11,223	$10,978	$10,645	$12,967
10/31/2017	$11,264	$11,031	$10,652	$13,270
11/30/2017	$11,311	$11,079	$10,638	$13,677
12/31/2017	$11,360	$11,142	$10,687	$13,829
1/31/2018	$11,452	$11,184	$10,564	$14,621
2/28/2018	$11,302	$11,029	$10,464	$14,082
3/31/2018	$11,301	$11,026	$10,531	$13,724
4/30/2018	$11,248	$10,994	$10,452	$13,777
5/31/2018	$11,234	$11,074	$10,527	$14,108
6/30/2018	$11,192	$11,072	$10,514	$14,195
7/31/2018	$11,307	$11,152	$10,516	$14,724
8/31/2018	$11,300	$11,245	$10,584	$15,203
9/30/2018	$11,302	$11,215	$10,516	$15,290
10/31/2018	$11,028	$11,001	$10,433	$14,245
11/30/2018	$11,052	$11,080	$10,495	$14,535
12/31/2018	$10,976	$11,038	$10,688	$13,223
1/31/2019	$11,329	$11,287	$10,801	$14,282
2/28/2019	$11,417	$11,354	$10,795	$14,741
3/31/2019	$11,552	$11,536	$11,003	$15,027
4/30/2019	$11,657	$11,628	$11,005	$15,636
5/31/2019	$11,639	$11,627	$11,201	$14,642
6/30/2019	$11,915	$11,883	$11,341	$15,674
7/31/2019	$11,932	$11,922	$11,366	$15,899
8/31/2019	$12,039	$12,082	$11,661	$15,648
9/30/2019	$12,067	$12,095	$11,599	$15,940
10/31/2019	$12,149	$12,183	$11,634	$16,286
11/30/2019	$12,184	$12,254	$11,628	$16,877
12/31/2019	$12,315	$12,327	$11,620	$17,386
1/31/2020	$12,415	$12,470	$11,843	$17,379
2/29/2020	$12,291	$12,408	$12,056	$15,949
3/31/2020	$11,436	$12,054	$11,985	$13,979
4/30/2020	$11,923	$12,464	$12,198	$15,771
5/31/2020	$12,204	$12,618	$12,255	$16,522
6/30/2020	$12,381	$12,729	$12,332	$16,850
7/31/2020	$12,696	$12,975	$12,517	$17,801
8/31/2020	$12,815	$13,080	$12,416	$19,080
9/30/2020	$12,714	$12,984	$12,409	$18,355
10/31/2020	$12,640	$12,869	$12,353	$17,867
11/30/2020	$13,114	$13,263	$12,475	$19,823
12/31/2020	$13,286	$13,382	$12,492	$20,585
1/31/2021	$13,187	$13,292	$12,402	$20,377
2/28/2021	$13,140	$13,238	$12,223	$20,939
3/31/2021	$13,088	$13,233	$12,071	$21,856
4/30/2021	$13,309	$13,426	$12,166	$23,022
5/31/2021	$13,405	$13,491	$12,206	$23,183
6/30/2021	$13,489	$13,592	$12,291	$23,724
7/31/2021	$13,584	$13,745	$12,429	$24,288
8/31/2021	$13,645	$13,802	$12,405	$25,026
9/30/2021	$13,468	$13,609	$12,298	$23,863
10/31/2021	$13,564	$13,766	$12,294	$25,534
11/30/2021	$13,464	$13,746	$12,331	$25,357
12/31/2021	$13,578	$13,851	$12,299	$26,494
1/31/2022	$13,236	$13,516	$12,034	$25,123
2/28/2022	$13,016	$13,345	$11,900	$24,371
3/31/2022	$12,766	$13,184	$11,569	$25,276
4/30/2022	$12,217	$12,644	$11,130	$23,071
5/31/2022	$12,248	$12,706	$11,202	$23,114
6/30/2022	$11,779	$12,361	$11,026	$21,206
7/31/2022	$12,203	$12,760	$11,296	$23,161
8/31/2022	$11,911	$12,420	$10,977	$22,217
9/30/2022	$11,306	$11,846	$10,502	$20,170
10/31/2022	$11,389	$11,925	$10,366	$21,804
11/30/2022	$11,846	$12,383	$10,748	$23,022
12/31/2022	$11,723	$12,247	$10,699	$21,696
1/31/2023	$12,180	$12,663	$11,028	$23,059
2/28/2023	$11,917	$12,396	$10,743	$22,496
3/31/2023	$12,148	$12,693	$11,016	$23,322
4/30/2023	$12,236	$12,796	$11,083	$23,686
5/31/2023	$12,100	$12,695	$10,962	$23,789
6/30/2023	$12,299	$12,829	$10,923	$25,361
7/31/2023	$12,423	$12,913	$10,915	$26,176
8/31/2023	$12,280	$12,813	$10,846	$25,759
9/30/2023	$11,932	$12,496	$10,570	$24,531
10/31/2023	$11,720	$12,312	$10,403	$24,015
11/30/2023	$12,324	$12,908	$10,874	$26,208
12/31/2023	$12,804	$13,361	$11,291	$27,399
1/31/2024	$12,836	$13,383	$11,260	$27,859
2/29/2024	$12,928	$13,388	$11,101	$29,347
3/31/2024	$13,138	$13,564	$11,203	$30,291
4/30/2024	$12,778	$13,249	$10,920	$29,054
5/31/2024	$13,045	$13,529	$11,105	$30,494
6/30/2024	$13,183	$13,682	$11,210	$31,589
7/31/2024	$13,476	$13,944	$11,472	$31,973
8/31/2024	$13,693	$14,158	$11,637	$32,749
9/30/2024	$13,885	$14,342	$11,793	$33,448
10/31/2024	$13,625	$14,061	$11,500	$33,145
11/30/2024	$13,939	$14,285	$11,622	$35,090
12/31/2024	$13,620	$14,075	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.38%	2.04%	3.14%
Portfolio Optimization Conservative Composite Benchmark	5.34%	2.69%	3.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$971,166,751
  # of Portfolio Holdings33
  Total Advisory Fees Paid$1,024,288
  Portfolio Turnover Rate35%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
71.2%
Affiliated Equity Funds
28.8%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	28.8%
Affiliated Fixed Income Funds	71.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Small-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Conservative (Class P)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,021	$10,031	$10,053	$9,970
11/30/2019	$10,051	$10,090	$10,048	$10,332
12/31/2019	$10,161	$10,150	$10,041	$10,644
1/31/2020	$10,245	$10,268	$10,234	$10,640
2/29/2020	$10,145	$10,217	$10,419	$9,764
3/31/2020	$9,440	$9,925	$10,357	$8,558
4/30/2020	$9,845	$10,263	$10,542	$9,655
5/31/2020	$10,078	$10,389	$10,591	$10,115
6/30/2020	$10,226	$10,481	$10,657	$10,316
7/31/2020	$10,488	$10,684	$10,816	$10,898
8/31/2020	$10,588	$10,770	$10,729	$11,681
9/30/2020	$10,506	$10,691	$10,723	$11,237
10/31/2020	$10,447	$10,597	$10,675	$10,939
11/30/2020	$10,840	$10,920	$10,780	$12,136
12/31/2020	$10,984	$11,019	$10,795	$12,603
1/31/2021	$10,905	$10,945	$10,718	$12,475
2/28/2021	$10,868	$10,900	$10,563	$12,819
3/31/2021	$10,826	$10,896	$10,431	$13,381
4/30/2021	$11,011	$11,055	$10,513	$14,095
5/31/2021	$11,092	$11,108	$10,548	$14,193
6/30/2021	$11,164	$11,192	$10,622	$14,525
7/31/2021	$11,244	$11,317	$10,741	$14,870
8/31/2021	$11,297	$11,365	$10,720	$15,322
9/30/2021	$11,152	$11,205	$10,627	$14,609
10/31/2021	$11,234	$11,335	$10,624	$15,633
11/30/2021	$11,153	$11,318	$10,656	$15,524
12/31/2021	$11,249	$11,405	$10,629	$16,220
1/31/2022	$10,967	$11,129	$10,400	$15,381
2/28/2022	$10,787	$10,989	$10,284	$14,920
3/31/2022	$10,581	$10,855	$9,998	$15,474
4/30/2022	$10,128	$10,411	$9,618	$14,125
5/31/2022	$10,155	$10,462	$9,680	$14,151
6/30/2022	$9,769	$10,178	$9,529	$12,983
7/31/2022	$10,121	$10,506	$9,761	$14,180
8/31/2022	$9,881	$10,227	$9,486	$13,602
9/30/2022	$9,381	$9,754	$9,076	$12,349
10/31/2022	$9,451	$9,819	$8,958	$13,349
11/30/2022	$9,832	$10,196	$9,288	$14,095
12/31/2022	$9,731	$10,084	$9,246	$13,283
1/31/2023	$10,113	$10,426	$9,530	$14,117
2/28/2023	$9,896	$10,207	$9,284	$13,773
3/31/2023	$10,090	$10,451	$9,520	$14,278
4/30/2023	$10,164	$10,537	$9,577	$14,501
5/31/2023	$10,053	$10,453	$9,473	$14,564
6/30/2023	$10,220	$10,563	$9,439	$15,527
7/31/2023	$10,325	$10,633	$9,433	$16,025
8/31/2023	$10,208	$10,550	$9,372	$15,770
9/30/2023	$9,921	$10,289	$9,134	$15,018
10/31/2023	$9,746	$10,137	$8,990	$14,703
11/30/2023	$10,249	$10,629	$9,397	$16,045
12/31/2023	$10,651	$11,001	$9,757	$16,774
1/31/2024	$10,679	$11,019	$9,730	$17,056
2/29/2024	$10,758	$11,023	$9,593	$17,967
3/31/2024	$10,934	$11,168	$9,681	$18,545
4/30/2024	$10,636	$10,909	$9,437	$17,788
5/31/2024	$10,860	$11,140	$9,597	$18,670
6/30/2024	$10,977	$11,266	$9,688	$19,339
7/31/2024	$11,223	$11,482	$9,914	$19,575
8/31/2024	$11,406	$11,658	$10,056	$20,050
9/30/2024	$11,567	$11,809	$10,191	$20,478
10/31/2024	$11,352	$11,578	$9,938	$20,292
11/30/2024	$11,617	$11,762	$10,043	$21,483
12/31/2024	$11,353	$11,589	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	6.59%	2.24%	2.48%
Portfolio Optimization Conservative Composite Benchmark	5.34%	2.69%	2.89%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$971,166,751
  # of Portfolio Holdings33
  Total Advisory Fees Paid$1,024,288
  Portfolio Turnover Rate35%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	28.8%
Affiliated Fixed Income Funds	71.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate-Conservative (Class I)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,983	$10,020	$10,210	$9,700
2/28/2015	$10,220	$10,205	$10,114	$10,257
3/31/2015	$10,185	$10,165	$10,161	$10,095
4/30/2015	$10,247	$10,218	$10,124	$10,192
5/31/2015	$10,289	$10,239	$10,100	$10,323
6/30/2015	$10,158	$10,095	$9,990	$10,123
7/31/2015	$10,237	$10,215	$10,059	$10,335
8/31/2015	$9,931	$9,947	$10,045	$9,712
9/30/2015	$9,768	$9,857	$10,113	$9,471
10/31/2015	$10,096	$10,184	$10,114	$10,270
11/30/2015	$10,102	$10,164	$10,088	$10,301
12/31/2015	$9,959	$10,086	$10,055	$10,138
1/31/2016	$9,713	$9,932	$10,193	$9,635
2/29/2016	$9,689	$9,946	$10,266	$9,622
3/31/2016	$10,048	$10,259	$10,360	$10,275
4/30/2016	$10,155	$10,320	$10,400	$10,315
5/31/2016	$10,197	$10,368	$10,402	$10,500
6/30/2016	$10,253	$10,435	$10,589	$10,527
7/31/2016	$10,466	$10,636	$10,656	$10,915
8/31/2016	$10,528	$10,636	$10,644	$10,931
9/30/2016	$10,575	$10,647	$10,638	$10,933
10/31/2016	$10,499	$10,526	$10,556	$10,733
11/30/2016	$10,517	$10,498	$10,307	$11,131
12/31/2016	$10,635	$10,604	$10,321	$11,351
1/31/2017	$10,768	$10,706	$10,341	$11,566
2/28/2017	$10,939	$10,885	$10,411	$12,025
3/31/2017	$10,998	$10,916	$10,405	$12,039
4/30/2017	$11,101	$11,021	$10,486	$12,163
5/31/2017	$11,191	$11,151	$10,567	$12,334
6/30/2017	$11,244	$11,165	$10,556	$12,411
7/31/2017	$11,380	$11,291	$10,601	$12,666
8/31/2017	$11,427	$11,352	$10,696	$12,705
9/30/2017	$11,536	$11,425	$10,645	$12,967
10/31/2017	$11,620	$11,527	$10,652	$13,270
11/30/2017	$11,716	$11,638	$10,638	$13,677
12/31/2017	$11,782	$11,724	$10,687	$13,829
1/31/2018	$12,000	$11,918	$10,564	$14,621
2/28/2018	$11,765	$11,677	$10,464	$14,082
3/31/2018	$11,736	$11,606	$10,531	$13,724
4/30/2018	$11,698	$11,604	$10,452	$13,777
5/31/2018	$11,701	$11,705	$10,527	$14,108
6/30/2018	$11,653	$11,707	$10,514	$14,195
7/31/2018	$11,817	$11,870	$10,516	$14,724
8/31/2018	$11,830	$12,003	$10,584	$15,203
9/30/2018	$11,831	$11,997	$10,516	$15,290
10/31/2018	$11,375	$11,611	$10,433	$14,245
11/30/2018	$11,437	$11,717	$10,495	$14,535
12/31/2018	$11,195	$11,453	$10,688	$13,223
1/31/2019	$11,676	$11,866	$10,801	$14,282
2/28/2019	$11,828	$12,010	$10,795	$14,741
3/31/2019	$11,955	$12,205	$11,003	$15,027
4/30/2019	$12,141	$12,392	$11,005	$15,636
5/31/2019	$11,966	$12,209	$11,201	$14,642
6/30/2019	$12,360	$12,618	$11,341	$15,674
7/31/2019	$12,375	$12,673	$11,366	$15,899
8/31/2019	$12,398	$12,747	$11,661	$15,648
9/30/2019	$12,471	$12,823	$11,599	$15,940
10/31/2019	$12,596	$12,974	$11,634	$16,286
11/30/2019	$12,699	$13,129	$11,628	$16,877
12/31/2019	$12,905	$13,287	$11,620	$17,386
1/31/2020	$12,926	$13,388	$11,843	$17,379
2/29/2020	$12,592	$13,059	$12,056	$15,949
3/31/2020	$11,479	$12,366	$11,985	$13,979
4/30/2020	$12,147	$13,031	$12,198	$15,771
5/31/2020	$12,540	$13,305	$12,255	$16,522
6/30/2020	$12,754	$13,471	$12,332	$16,850
7/31/2020	$13,167	$13,831	$12,517	$17,801
8/31/2020	$13,426	$14,145	$12,416	$19,080
9/30/2020	$13,239	$13,943	$12,409	$18,355
10/31/2020	$13,133	$13,745	$12,353	$17,867
11/30/2020	$13,899	$14,478	$12,475	$19,823
12/31/2020	$14,192	$14,722	$12,492	$20,585
1/31/2021	$14,073	$14,609	$12,402	$20,377
2/28/2021	$14,168	$14,657	$12,223	$20,939
3/31/2021	$14,243	$14,792	$12,071	$21,856
4/30/2021	$14,585	$15,132	$12,166	$23,022
5/31/2021	$14,726	$15,238	$12,206	$23,183
6/30/2021	$14,830	$15,381	$12,291	$23,724
7/31/2021	$14,951	$15,588	$12,429	$24,288
8/31/2021	$15,077	$15,743	$12,405	$25,026
9/30/2021	$14,798	$15,410	$12,298	$23,863
10/31/2021	$15,036	$15,769	$12,294	$25,534
11/30/2021	$14,845	$15,686	$12,331	$25,357
12/31/2021	$15,083	$15,958	$12,299	$26,494
1/31/2022	$14,600	$15,461	$12,034	$25,123
2/28/2022	$14,316	$15,209	$11,900	$24,371
3/31/2022	$14,124	$15,177	$11,569	$25,276
4/30/2022	$13,399	$14,394	$11,130	$23,071
5/31/2022	$13,441	$14,460	$11,202	$23,114
6/30/2022	$12,781	$13,855	$11,026	$21,206
7/31/2022	$13,349	$14,477	$11,296	$23,161
8/31/2022	$12,968	$14,029	$10,977	$22,217
9/30/2022	$12,184	$13,211	$10,502	$20,170
10/31/2022	$12,434	$13,519	$10,366	$21,804
11/30/2022	$13,059	$14,151	$10,748	$23,022
12/31/2022	$12,835	$13,881	$10,699	$21,696
1/31/2023	$13,448	$14,472	$11,028	$23,059
2/28/2023	$13,133	$14,154	$10,743	$22,496
3/31/2023	$13,351	$14,531	$11,016	$23,322
4/30/2023	$13,463	$14,688	$11,083	$23,686
5/31/2023	$13,293	$14,571	$10,962	$23,789
6/30/2023	$13,615	$14,907	$10,923	$25,361
7/31/2023	$13,812	$15,100	$10,915	$26,176
8/31/2023	$13,612	$14,928	$10,846	$25,759
9/30/2023	$13,173	$14,481	$10,570	$24,531
10/31/2023	$12,920	$14,223	$10,403	$24,015
11/30/2023	$13,683	$15,073	$10,874	$26,208
12/31/2023	$14,254	$15,654	$11,291	$27,399
1/31/2024	$14,302	$15,727	$11,260	$27,859
2/29/2024	$14,527	$15,904	$11,101	$29,347
3/31/2024	$14,819	$16,190	$11,203	$30,291
4/30/2024	$14,357	$15,753	$10,920	$29,054
5/31/2024	$14,731	$16,189	$11,105	$30,494
6/30/2024	$14,901	$16,420	$11,210	$31,589
7/31/2024	$15,238	$16,728	$11,472	$31,973
8/31/2024	$15,523	$17,032	$11,637	$32,749
9/30/2024	$15,748	$17,278	$11,793	$33,448
10/31/2024	$15,447	$16,930	$11,500	$33,145
11/30/2024	$15,878	$17,314	$11,622	$35,090
12/31/2024	$15,453	$17,016	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.41%	3.67%	4.45%
Portfolio Optimization Moderate-Conservative Composite Benchmark	8.70%	5.07%	5.46%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,448,296,578
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,526,818
  Portfolio Turnover Rate36%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the enthusiasm over artificial intelligence.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate-Conservative (Class P)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,007	$10,020	$10,053	$9,970
11/30/2019	$10,090	$10,139	$10,048	$10,332
12/31/2019	$10,256	$10,261	$10,041	$10,644
1/31/2020	$10,274	$10,339	$10,234	$10,640
2/29/2020	$10,010	$10,085	$10,419	$9,764
3/31/2020	$9,127	$9,550	$10,357	$8,558
4/30/2020	$9,660	$10,064	$10,542	$9,655
5/31/2020	$9,974	$10,275	$10,591	$10,115
6/30/2020	$10,146	$10,403	$10,657	$10,316
7/31/2020	$10,476	$10,682	$10,816	$10,898
8/31/2020	$10,684	$10,924	$10,729	$11,681
9/30/2020	$10,537	$10,768	$10,723	$11,237
10/31/2020	$10,454	$10,615	$10,675	$10,939
11/30/2020	$11,066	$11,181	$10,780	$12,136
12/31/2020	$11,301	$11,369	$10,795	$12,603
1/31/2021	$11,208	$11,282	$10,718	$12,475
2/28/2021	$11,285	$11,319	$10,563	$12,819
3/31/2021	$11,347	$11,424	$10,431	$13,381
4/30/2021	$11,622	$11,686	$10,513	$14,095
5/31/2021	$11,736	$11,768	$10,548	$14,193
6/30/2021	$11,821	$11,878	$10,622	$14,525
7/31/2021	$11,919	$12,038	$10,741	$14,870
8/31/2021	$12,022	$12,158	$10,720	$15,322
9/30/2021	$11,801	$11,900	$10,627	$14,609
10/31/2021	$11,993	$12,178	$10,624	$15,633
11/30/2021	$11,843	$12,114	$10,656	$15,524
12/31/2021	$12,035	$12,324	$10,629	$16,220
1/31/2022	$11,651	$11,940	$10,400	$15,381
2/28/2022	$11,426	$11,745	$10,284	$14,920
3/31/2022	$11,275	$11,721	$9,998	$15,474
4/30/2022	$10,698	$11,116	$9,618	$14,125
5/31/2022	$10,733	$11,167	$9,680	$14,151
6/30/2022	$10,209	$10,700	$9,529	$12,983
7/31/2022	$10,664	$11,180	$9,761	$14,180
8/31/2022	$10,361	$10,834	$9,486	$13,602
9/30/2022	$9,736	$10,202	$9,076	$12,349
10/31/2022	$9,937	$10,440	$8,958	$13,349
11/30/2022	$10,439	$10,928	$9,288	$14,095
12/31/2022	$10,262	$10,720	$9,246	$13,283
1/31/2023	$10,754	$11,177	$9,530	$14,117
2/28/2023	$10,503	$10,931	$9,284	$13,773
3/31/2023	$10,680	$11,222	$9,520	$14,278
4/30/2023	$10,771	$11,343	$9,577	$14,501
5/31/2023	$10,637	$11,253	$9,473	$14,564
6/30/2023	$10,896	$11,512	$9,439	$15,527
7/31/2023	$11,056	$11,661	$9,433	$16,025
8/31/2023	$10,897	$11,529	$9,372	$15,770
9/30/2023	$10,548	$11,183	$9,134	$15,018
10/31/2023	$10,347	$10,984	$8,990	$14,703
11/30/2023	$10,960	$11,641	$9,397	$16,045
12/31/2023	$11,419	$12,089	$9,757	$16,774
1/31/2024	$11,459	$12,146	$9,730	$17,056
2/29/2024	$11,641	$12,282	$9,593	$17,967
3/31/2024	$11,878	$12,503	$9,681	$18,545
4/30/2024	$11,509	$12,165	$9,437	$17,788
5/31/2024	$11,811	$12,502	$9,597	$18,670
6/30/2024	$11,949	$12,681	$9,688	$19,339
7/31/2024	$12,221	$12,918	$9,914	$19,575
8/31/2024	$12,452	$13,153	$10,056	$20,050
9/30/2024	$12,635	$13,343	$10,191	$20,478
10/31/2024	$12,395	$13,074	$9,938	$20,292
11/30/2024	$12,744	$13,371	$10,043	$21,483
12/31/2024	$12,405	$13,141	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	8.63%	3.88%	4.25%
Portfolio Optimization Moderate-Conservative Composite Benchmark	8.70%	5.07%	5.42%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,448,296,578
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,526,818
  Portfolio Turnover Rate36%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	45.3%
Affiliated Fixed Income Funds	54.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk, Technology Sector Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate (Class I)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,939	$9,965	$10,210	$9,700
2/28/2015	$10,256	$10,249	$10,114	$10,257
3/31/2015	$10,201	$10,178	$10,161	$10,095
4/30/2015	$10,274	$10,266	$10,124	$10,192
5/31/2015	$10,336	$10,302	$10,100	$10,323
6/30/2015	$10,190	$10,137	$9,990	$10,123
7/31/2015	$10,282	$10,279	$10,059	$10,335
8/31/2015	$9,886	$9,912	$10,045	$9,712
9/30/2015	$9,707	$9,764	$10,113	$9,471
10/31/2015	$10,108	$10,208	$10,114	$10,270
11/30/2015	$10,115	$10,186	$10,088	$10,301
12/31/2015	$9,964	$10,090	$10,055	$10,138
1/31/2016	$9,642	$9,831	$10,193	$9,635
2/29/2016	$9,606	$9,825	$10,266	$9,622
3/31/2016	$10,037	$10,221	$10,360	$10,275
4/30/2016	$10,139	$10,296	$10,400	$10,315
5/31/2016	$10,209	$10,357	$10,402	$10,500
6/30/2016	$10,239	$10,385	$10,589	$10,527
7/31/2016	$10,506	$10,642	$10,656	$10,915
8/31/2016	$10,578	$10,644	$10,644	$10,931
9/30/2016	$10,632	$10,663	$10,638	$10,933
10/31/2016	$10,522	$10,522	$10,556	$10,733
11/30/2016	$10,626	$10,555	$10,307	$11,131
12/31/2016	$10,769	$10,698	$10,321	$11,351
1/31/2017	$10,930	$10,834	$10,341	$11,566
2/28/2017	$11,134	$11,057	$10,411	$12,025
3/31/2017	$11,206	$11,106	$10,405	$12,039
4/30/2017	$11,325	$11,226	$10,486	$12,163
5/31/2017	$11,420	$11,383	$10,567	$12,334
6/30/2017	$11,492	$11,405	$10,556	$12,411
7/31/2017	$11,663	$11,567	$10,601	$12,666
8/31/2017	$11,690	$11,620	$10,696	$12,705
9/30/2017	$11,857	$11,740	$10,645	$12,967
10/31/2017	$11,975	$11,879	$10,652	$13,270
11/30/2017	$12,112	$12,039	$10,638	$13,677
12/31/2017	$12,193	$12,143	$10,687	$13,829
1/31/2018	$12,514	$12,462	$10,564	$14,621
2/28/2018	$12,198	$12,151	$10,464	$14,082
3/31/2018	$12,136	$12,025	$10,531	$13,724
4/30/2018	$12,126	$12,053	$10,452	$13,777
5/31/2018	$12,152	$12,161	$10,527	$14,108
6/30/2018	$12,102	$12,165	$10,514	$14,195
7/31/2018	$12,302	$12,394	$10,516	$14,724
8/31/2018	$12,339	$12,551	$10,584	$15,203
9/30/2018	$12,342	$12,567	$10,516	$15,290
10/31/2018	$11,725	$12,039	$10,433	$14,245
11/30/2018	$11,820	$12,163	$10,495	$14,535
12/31/2018	$11,394	$11,720	$10,688	$13,223
1/31/2019	$12,008	$12,259	$10,801	$14,282
2/28/2019	$12,226	$12,462	$10,795	$14,741
3/31/2019	$12,352	$12,662	$11,003	$15,027
4/30/2019	$12,608	$12,923	$11,005	$15,636
5/31/2019	$12,314	$12,589	$11,201	$14,642
6/30/2019	$12,810	$13,116	$11,341	$15,674
7/31/2019	$12,839	$13,179	$11,366	$15,899
8/31/2019	$12,811	$13,173	$11,661	$15,648
9/30/2019	$12,910	$13,304	$11,599	$15,940
10/31/2019	$13,074	$13,508	$11,634	$16,286
11/30/2019	$13,246	$13,726	$11,628	$16,877
12/31/2019	$13,497	$13,957	$11,620	$17,386
1/31/2020	$13,490	$14,012	$11,843	$17,379
2/29/2020	$12,991	$13,455	$12,056	$15,949
3/31/2020	$11,690	$12,495	$11,985	$13,979
4/30/2020	$12,533	$13,339	$12,198	$15,771
5/31/2020	$13,003	$13,703	$12,255	$16,522
6/30/2020	$13,254	$13,914	$12,332	$16,850
7/31/2020	$13,751	$14,354	$12,517	$17,801
8/31/2020	$14,130	$14,834	$12,416	$19,080
9/30/2020	$13,869	$14,548	$12,409	$18,355
10/31/2020	$13,719	$14,283	$12,353	$17,867
11/30/2020	$14,715	$15,292	$12,475	$19,823
12/31/2020	$15,094	$15,642	$12,492	$20,585
1/31/2021	$14,949	$15,512	$12,402	$20,377
2/28/2021	$15,154	$15,653	$12,223	$20,939
3/31/2021	$15,323	$15,909	$12,071	$21,856
4/30/2021	$15,776	$16,367	$12,166	$23,022
5/31/2021	$15,948	$16,512	$12,206	$23,183
6/30/2021	$16,066	$16,681	$12,291	$23,724
7/31/2021	$16,199	$16,928	$12,429	$24,288
8/31/2021	$16,392	$17,167	$12,405	$25,026
9/30/2021	$16,018	$16,718	$12,298	$23,863
10/31/2021	$16,398	$17,246	$12,294	$25,534
11/30/2021	$16,122	$17,097	$12,331	$25,357
12/31/2021	$16,479	$17,518	$12,299	$26,494
1/31/2022	$15,879	$16,889	$12,034	$25,123
2/28/2022	$15,540	$16,573	$11,900	$24,371
3/31/2022	$15,422	$16,665	$11,569	$25,276
4/30/2022	$14,524	$15,688	$11,130	$23,071
5/31/2022	$14,565	$15,755	$11,202	$23,114
6/30/2022	$13,738	$14,925	$11,026	$21,206
7/31/2022	$14,452	$15,722	$11,296	$23,161
8/31/2022	$13,994	$15,191	$10,977	$22,217
9/30/2022	$13,058	$14,179	$10,502	$20,170
10/31/2022	$13,483	$14,686	$10,366	$21,804
11/30/2022	$14,225	$15,466	$10,748	$23,022
12/31/2022	$13,889	$15,090	$10,699	$21,696
1/31/2023	$14,630	$15,828	$11,028	$23,059
2/28/2023	$14,282	$15,477	$10,743	$22,496
3/31/2023	$14,534	$15,913	$11,016	$23,322
4/30/2023	$14,676	$16,119	$11,083	$23,686
5/31/2023	$14,490	$15,985	$10,962	$23,789
6/30/2023	$14,999	$16,501	$10,923	$25,361
7/31/2023	$15,301	$16,794	$10,915	$26,176
8/31/2023	$15,029	$16,557	$10,846	$25,759
9/30/2023	$14,479	$16,007	$10,570	$24,531
10/31/2023	$14,180	$15,687	$10,403	$24,015
11/30/2023	$15,138	$16,747	$10,874	$26,208
12/31/2023	$15,817	$17,429	$11,291	$27,399
1/31/2024	$15,894	$17,549	$11,260	$27,859
2/29/2024	$16,329	$17,886	$11,101	$29,347
3/31/2024	$16,723	$18,272	$11,203	$30,291
4/30/2024	$16,143	$17,739	$10,920	$29,054
5/31/2024	$16,630	$18,312	$11,105	$30,494
6/30/2024	$16,845	$18,600	$11,210	$31,589
7/31/2024	$17,220	$18,940	$11,472	$31,973
8/31/2024	$17,580	$19,324	$11,637	$32,749
9/30/2024	$17,844	$19,619	$11,793	$33,448
10/31/2024	$17,528	$19,213	$11,500	$33,145
11/30/2024	$18,184	$19,729	$11,622	$35,090
12/31/2024	$17,590	$19,361	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.21%	5.44%	5.81%
Portfolio Optimization Moderate Composite Benchmark	11.09%	6.76%	6.83%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,665,079,844
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,956,495
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
66.3%
Affiliated Fixed Income Funds
33.7%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.7%
Affiliated Equity Funds	66.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to US equities relative to the Composite Benchmark primarily contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate (Class P)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,011	$10,053	$9,970
11/30/2019	$10,130	$10,172	$10,048	$10,332
12/31/2019	$10,325	$10,343	$10,041	$10,644
1/31/2020	$10,321	$10,384	$10,234	$10,640
2/29/2020	$9,941	$9,971	$10,419	$9,764
3/31/2020	$8,947	$9,260	$10,357	$8,558
4/30/2020	$9,593	$9,885	$10,542	$9,655
5/31/2020	$9,955	$10,155	$10,591	$10,115
6/30/2020	$10,149	$10,311	$10,657	$10,316
7/31/2020	$10,531	$10,637	$10,816	$10,898
8/31/2020	$10,823	$10,993	$10,729	$11,681
9/30/2020	$10,625	$10,781	$10,723	$11,237
10/31/2020	$10,512	$10,584	$10,675	$10,939
11/30/2020	$11,277	$11,332	$10,780	$12,136
12/31/2020	$11,569	$11,592	$10,795	$12,603
1/31/2021	$11,460	$11,496	$10,718	$12,475
2/28/2021	$11,619	$11,600	$10,563	$12,819
3/31/2021	$11,750	$11,789	$10,431	$13,381
4/30/2021	$12,100	$12,129	$10,513	$14,095
5/31/2021	$12,234	$12,237	$10,548	$14,193
6/30/2021	$12,327	$12,362	$10,622	$14,525
7/31/2021	$12,431	$12,545	$10,741	$14,870
8/31/2021	$12,581	$12,722	$10,720	$15,322
9/30/2021	$12,296	$12,389	$10,627	$14,609
10/31/2021	$12,590	$12,780	$10,624	$15,633
11/30/2021	$12,380	$12,670	$10,656	$15,524
12/31/2021	$12,656	$12,982	$10,629	$16,220
1/31/2022	$12,198	$12,516	$10,400	$15,381
2/28/2022	$11,939	$12,281	$10,284	$14,920
3/31/2022	$11,850	$12,350	$9,998	$15,474
4/30/2022	$11,162	$11,626	$9,618	$14,125
5/31/2022	$11,196	$11,676	$9,680	$14,151
6/30/2022	$10,562	$11,060	$9,529	$12,983
7/31/2022	$11,113	$11,651	$9,761	$14,180
8/31/2022	$10,762	$11,258	$9,486	$13,602
9/30/2022	$10,044	$10,507	$9,076	$12,349
10/31/2022	$10,372	$10,883	$8,958	$13,349
11/30/2022	$10,945	$11,462	$9,288	$14,095
12/31/2022	$10,689	$11,183	$9,246	$13,283
1/31/2023	$11,260	$11,730	$9,530	$14,117
2/28/2023	$10,994	$11,470	$9,284	$13,773
3/31/2023	$11,190	$11,792	$9,520	$14,278
4/30/2023	$11,301	$11,945	$9,577	$14,501
5/31/2023	$11,160	$11,846	$9,473	$14,564
6/30/2023	$11,554	$12,229	$9,439	$15,527
7/31/2023	$11,789	$12,446	$9,433	$16,025
8/31/2023	$11,581	$12,270	$9,372	$15,770
9/30/2023	$11,159	$11,862	$9,134	$15,018
10/31/2023	$10,930	$11,625	$8,990	$14,703
11/30/2023	$11,671	$12,411	$9,397	$16,045
12/31/2023	$12,196	$12,916	$9,757	$16,774
1/31/2024	$12,258	$13,005	$9,730	$17,056
2/29/2024	$12,595	$13,255	$9,593	$17,967
3/31/2024	$12,902	$13,541	$9,681	$18,545
4/30/2024	$12,456	$13,146	$9,437	$17,788
5/31/2024	$12,834	$13,570	$9,597	$18,670
6/30/2024	$13,002	$13,784	$9,688	$19,339
7/31/2024	$13,294	$14,036	$9,914	$19,575
8/31/2024	$13,574	$14,321	$10,056	$20,050
9/30/2024	$13,780	$14,539	$10,191	$20,478
10/31/2024	$13,538	$14,238	$9,938	$20,292
11/30/2024	$14,047	$14,621	$10,043	$21,483
12/31/2024	$13,591	$14,348	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.43%	5.65%	6.11%
Portfolio Optimization Moderate Composite Benchmark	11.09%	6.76%	7.23%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,665,079,844
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,956,495
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	33.7%
Affiliated Equity Funds	66.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Small Number of Holdings Risk, Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Growth (Class I)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,894	$9,880	$10,210	$9,700
2/28/2015	$10,288	$10,295	$10,114	$10,257
3/31/2015	$10,224	$10,182	$10,161	$10,095
4/30/2015	$10,296	$10,313	$10,124	$10,192
5/31/2015	$10,383	$10,371	$10,100	$10,323
6/30/2015	$10,224	$10,183	$9,990	$10,123
7/31/2015	$10,330	$10,354	$10,059	$10,335
8/31/2015	$9,838	$9,856	$10,045	$9,712
9/30/2015	$9,626	$9,633	$10,113	$9,471
10/31/2015	$10,109	$10,231	$10,114	$10,270
11/30/2015	$10,129	$10,211	$10,088	$10,301
12/31/2015	$9,967	$10,090	$10,055	$10,138
1/31/2016	$9,558	$9,692	$10,193	$9,635
2/29/2016	$9,506	$9,661	$10,266	$9,622
3/31/2016	$9,994	$10,163	$10,360	$10,275
4/30/2016	$10,085	$10,250	$10,400	$10,315
5/31/2016	$10,190	$10,333	$10,402	$10,500
6/30/2016	$10,184	$10,311	$10,589	$10,527
7/31/2016	$10,512	$10,636	$10,656	$10,915
8/31/2016	$10,592	$10,643	$10,644	$10,931
9/30/2016	$10,649	$10,670	$10,638	$10,933
10/31/2016	$10,497	$10,506	$10,556	$10,733
11/30/2016	$10,681	$10,636	$10,307	$11,131
12/31/2016	$10,845	$10,827	$10,321	$11,351
1/31/2017	$11,041	$11,007	$10,341	$11,566
2/28/2017	$11,273	$11,291	$10,411	$12,025
3/31/2017	$11,362	$11,360	$10,405	$12,039
4/30/2017	$11,500	$11,498	$10,486	$12,163
5/31/2017	$11,617	$11,686	$10,567	$12,334
6/30/2017	$11,715	$11,721	$10,556	$12,411
7/31/2017	$11,933	$11,931	$10,601	$12,666
8/31/2017	$11,945	$11,969	$10,696	$12,705
9/30/2017	$12,172	$12,156	$10,645	$12,967
10/31/2017	$12,330	$12,351	$10,652	$13,270
11/30/2017	$12,514	$12,583	$10,638	$13,677
12/31/2017	$12,622	$12,711	$10,687	$13,829
1/31/2018	$13,095	$13,215	$10,564	$14,621
2/28/2018	$12,677	$12,808	$10,464	$14,082
3/31/2018	$12,567	$12,598	$10,531	$13,724
4/30/2018	$12,589	$12,668	$10,452	$13,777
5/31/2018	$12,629	$12,795	$10,527	$14,108
6/30/2018	$12,571	$12,806	$10,514	$14,195
7/31/2018	$12,823	$13,134	$10,516	$14,724
8/31/2018	$12,878	$13,335	$10,584	$15,203
9/30/2018	$12,884	$13,386	$10,516	$15,290
10/31/2018	$12,073	$12,654	$10,433	$14,245
11/30/2018	$12,211	$12,808	$10,495	$14,535
12/31/2018	$11,588	$12,089	$10,688	$13,223
1/31/2019	$12,343	$12,805	$10,801	$14,282
2/28/2019	$12,631	$13,097	$10,795	$14,741
3/31/2019	$12,748	$13,298	$11,003	$15,027
4/30/2019	$13,090	$13,672	$11,005	$15,636
5/31/2019	$12,626	$13,106	$11,201	$14,642
6/30/2019	$13,249	$13,800	$11,341	$15,674
7/31/2019	$13,282	$13,881	$11,366	$15,899
8/31/2019	$13,162	$13,752	$11,661	$15,648
9/30/2019	$13,303	$13,962	$11,599	$15,940
10/31/2019	$13,519	$14,238	$11,634	$16,286
11/30/2019	$13,772	$14,554	$11,628	$16,877
12/31/2019	$14,097	$14,890	$11,620	$17,386
1/31/2020	$14,014	$14,875	$11,843	$17,379
2/29/2020	$13,288	$13,980	$12,056	$15,949
3/31/2020	$11,682	$12,646	$11,985	$13,979
4/30/2020	$12,704	$13,740	$12,198	$15,771
5/31/2020	$13,253	$14,230	$12,255	$16,522
6/30/2020	$13,538	$14,498	$12,332	$16,850
7/31/2020	$14,102	$15,052	$12,517	$17,801
8/31/2020	$14,630	$15,782	$12,416	$19,080
9/30/2020	$14,290	$15,369	$12,409	$18,355
10/31/2020	$14,086	$15,009	$12,353	$17,867
11/30/2020	$15,385	$16,404	$12,475	$19,823
12/31/2020	$15,891	$16,907	$12,492	$20,585
1/31/2021	$15,727	$16,757	$12,402	$20,377
2/28/2021	$16,104	$17,045	$12,223	$20,939
3/31/2021	$16,419	$17,498	$12,071	$21,856
4/30/2021	$17,016	$18,140	$12,166	$23,022
5/31/2021	$17,233	$18,338	$12,206	$23,183
6/30/2021	$17,369	$18,554	$12,291	$23,724
7/31/2021	$17,520	$18,860	$12,429	$24,288
8/31/2021	$17,802	$19,236	$12,405	$25,026
9/30/2021	$17,300	$18,604	$12,298	$23,863
10/31/2021	$17,869	$19,411	$12,294	$25,534
11/30/2021	$17,470	$19,167	$12,331	$25,357
12/31/2021	$17,975	$19,827	$12,299	$26,494
1/31/2022	$17,213	$18,999	$12,034	$25,123
2/28/2022	$16,801	$18,583	$11,900	$24,371
3/31/2022	$16,792	$18,899	$11,569	$25,276
4/30/2022	$15,668	$17,626	$11,130	$23,071
5/31/2022	$15,714	$17,691	$11,202	$23,114
6/30/2022	$14,665	$16,512	$11,026	$21,206
7/31/2022	$15,566	$17,583	$11,296	$23,161
8/31/2022	$15,003	$16,940	$10,977	$22,217
9/30/2022	$13,865	$15,644	$10,502	$20,170
10/31/2022	$14,511	$16,476	$10,366	$21,804
11/30/2022	$15,422	$17,461	$10,748	$23,022
12/31/2022	$14,942	$16,902	$10,699	$21,696
1/31/2023	$15,838	$17,853	$11,028	$23,059
2/28/2023	$15,445	$17,465	$10,743	$22,496
3/31/2023	$15,700	$17,985	$11,016	$23,322
4/30/2023	$15,851	$18,264	$11,083	$23,686
5/31/2023	$15,641	$18,125	$10,962	$23,789
6/30/2023	$16,210	$18,945	$10,923	$25,361
7/31/2023	$16,542	$19,406	$10,915	$26,176
8/31/2023	$16,236	$19,073	$10,846	$25,759
9/30/2023	$15,635	$18,367	$10,570	$24,531
10/31/2023	$15,302	$17,963	$10,403	$24,015
11/30/2023	$16,354	$19,344	$10,874	$26,208
12/31/2023	$17,100	$20,166	$11,291	$27,399
1/31/2024	$17,179	$20,373	$11,260	$27,859
2/29/2024	$17,658	$21,003	$11,101	$29,347
3/31/2024	$18,102	$21,554	$11,203	$30,291
4/30/2024	$17,446	$20,874	$10,920	$29,054
5/31/2024	$17,999	$21,673	$11,105	$30,494
6/30/2024	$18,241	$22,073	$11,210	$31,589
7/31/2024	$18,653	$22,446	$11,472	$31,973
8/31/2024	$19,076	$22,955	$11,637	$32,749
9/30/2024	$19,363	$23,327	$11,793	$33,448
10/31/2024	$19,005	$22,866	$11,500	$33,145
11/30/2024	$19,751	$23,626	$11,622	$35,090
12/31/2024	$19,043	$23,151	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.36%	6.20%	6.65%
Portfolio Optimization Growth Composite Benchmark	14.80%	9.23%	8.76%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,311,097,411
  # of Portfolio Holdings34
  Total Advisory Fees Paid$6,549,481
  Portfolio Turnover Rate50%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
80.5%
Affiliated Fixed Income Funds
19.5%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.5%
Affiliated Equity Funds	80.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and detracted from performance.

- The Emerging Markets Portfolio underperformed its benchmark and detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Growth (Class P)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,985	$9,996	$10,053	$9,970
11/30/2019	$10,173	$10,218	$10,048	$10,332
12/31/2019	$10,415	$10,454	$10,041	$10,644
1/31/2020	$10,355	$10,444	$10,234	$10,640
2/29/2020	$9,821	$9,815	$10,419	$9,764
3/31/2020	$8,635	$8,879	$10,357	$8,558
4/30/2020	$9,392	$9,647	$10,542	$9,655
5/31/2020	$9,799	$9,991	$10,591	$10,115
6/30/2020	$10,012	$10,179	$10,657	$10,316
7/31/2020	$10,431	$10,568	$10,816	$10,898
8/31/2020	$10,823	$11,080	$10,729	$11,681
9/30/2020	$10,573	$10,790	$10,723	$11,237
10/31/2020	$10,424	$10,538	$10,675	$10,939
11/30/2020	$11,388	$11,517	$10,780	$12,136
12/31/2020	$11,764	$11,870	$10,795	$12,603
1/31/2021	$11,645	$11,765	$10,718	$12,475
2/28/2021	$11,925	$11,967	$10,563	$12,819
3/31/2021	$12,161	$12,285	$10,431	$13,381
4/30/2021	$12,605	$12,736	$10,513	$14,095
5/31/2021	$12,768	$12,875	$10,548	$14,193
6/30/2021	$12,871	$13,027	$10,622	$14,525
7/31/2021	$12,985	$13,242	$10,741	$14,870
8/31/2021	$13,196	$13,506	$10,720	$15,322
9/30/2021	$12,826	$13,062	$10,627	$14,609
10/31/2021	$13,250	$13,629	$10,624	$15,633
11/30/2021	$12,956	$13,457	$10,656	$15,524
12/31/2021	$13,334	$13,921	$10,629	$16,220
1/31/2022	$12,770	$13,339	$10,400	$15,381
2/28/2022	$12,467	$13,047	$10,284	$14,920
3/31/2022	$12,462	$13,269	$9,998	$15,474
4/30/2022	$11,630	$12,375	$9,618	$14,125
5/31/2022	$11,666	$12,421	$9,680	$14,151
6/30/2022	$10,889	$11,593	$9,529	$12,983
7/31/2022	$11,560	$12,345	$9,761	$14,180
8/31/2022	$11,144	$11,893	$9,486	$13,602
9/30/2022	$10,301	$10,984	$9,076	$12,349
10/31/2022	$10,782	$11,568	$8,958	$13,349
11/30/2022	$11,461	$12,259	$9,288	$14,095
12/31/2022	$11,106	$11,867	$9,246	$13,283
1/31/2023	$11,774	$12,534	$9,530	$14,117
2/28/2023	$11,483	$12,262	$9,284	$13,773
3/31/2023	$11,675	$12,628	$9,520	$14,278
4/30/2023	$11,789	$12,823	$9,577	$14,501
5/31/2023	$11,635	$12,726	$9,473	$14,564
6/30/2023	$12,060	$13,301	$9,439	$15,527
7/31/2023	$12,309	$13,625	$9,433	$16,025
8/31/2023	$12,084	$13,391	$9,372	$15,770
9/30/2023	$11,638	$12,896	$9,134	$15,018
10/31/2023	$11,392	$12,612	$8,990	$14,703
11/30/2023	$12,178	$13,581	$9,397	$16,045
12/31/2023	$12,735	$14,158	$9,757	$16,774
1/31/2024	$12,796	$14,304	$9,730	$17,056
2/29/2024	$13,155	$14,747	$9,593	$17,967
3/31/2024	$13,488	$15,133	$9,681	$18,545
4/30/2024	$13,002	$14,656	$9,437	$17,788
5/31/2024	$13,416	$15,217	$9,597	$18,670
6/30/2024	$13,599	$15,497	$9,688	$19,339
7/31/2024	$13,908	$15,759	$9,914	$19,575
8/31/2024	$14,226	$16,116	$10,056	$20,050
9/30/2024	$14,442	$16,378	$10,191	$20,478
10/31/2024	$14,178	$16,054	$9,938	$20,292
11/30/2024	$14,737	$16,588	$10,043	$21,483
12/31/2024	$14,211	$16,254	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	11.58%	6.41%	7.03%
Portfolio Optimization Growth Composite Benchmark	14.80%	9.23%	9.85%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$6,311,097,411
  # of Portfolio Holdings34
  Total Advisory Fees Paid$6,549,481
  Portfolio Turnover Rate50%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	19.5%
Affiliated Equity Funds	80.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed and Restricted Securities Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and largely detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and largely detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Aggressive-Growth (Class I)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,860	$9,823	$10,210	$9,700
2/28/2015	$10,312	$10,334	$10,114	$10,257
3/31/2015	$10,237	$10,190	$10,161	$10,095
4/30/2015	$10,307	$10,357	$10,124	$10,192
5/31/2015	$10,410	$10,429	$10,100	$10,323
6/30/2015	$10,245	$10,221	$9,990	$10,123
7/31/2015	$10,344	$10,415	$10,059	$10,335
8/31/2015	$9,765	$9,815	$10,045	$9,712
9/30/2015	$9,517	$9,534	$10,113	$9,471
10/31/2015	$10,073	$10,244	$10,114	$10,270
11/30/2015	$10,102	$10,223	$10,088	$10,301
12/31/2015	$9,909	$10,083	$10,055	$10,138
1/31/2016	$9,396	$9,579	$10,193	$9,635
2/29/2016	$9,327	$9,529	$10,266	$9,622
3/31/2016	$9,907	$10,108	$10,360	$10,275
4/30/2016	$9,997	$10,208	$10,400	$10,315
5/31/2016	$10,097	$10,304	$10,402	$10,500
6/30/2016	$10,067	$10,240	$10,589	$10,527
7/31/2016	$10,430	$10,618	$10,656	$10,915
8/31/2016	$10,520	$10,629	$10,644	$10,931
9/30/2016	$10,584	$10,663	$10,638	$10,933
10/31/2016	$10,410	$10,480	$10,556	$10,733
11/30/2016	$10,653	$10,673	$10,307	$11,131
12/31/2016	$10,833	$10,902	$10,321	$11,351
1/31/2017	$11,050	$11,116	$10,341	$11,566
2/28/2017	$11,292	$11,445	$10,411	$12,025
3/31/2017	$11,394	$11,533	$10,405	$12,039
4/30/2017	$11,542	$11,686	$10,486	$12,163
5/31/2017	$11,674	$11,904	$10,567	$12,334
6/30/2017	$11,793	$11,947	$10,556	$12,411
7/31/2017	$12,038	$12,195	$10,601	$12,666
8/31/2017	$12,027	$12,222	$10,696	$12,705
9/30/2017	$12,313	$12,461	$10,645	$12,967
10/31/2017	$12,503	$12,699	$10,652	$13,270
11/30/2017	$12,728	$12,985	$10,638	$13,677
12/31/2017	$12,848	$13,134	$10,687	$13,829
1/31/2018	$13,428	$13,784	$10,564	$14,621
2/28/2018	$12,938	$13,295	$10,464	$14,082
3/31/2018	$12,792	$13,020	$10,531	$13,724
4/30/2018	$12,842	$13,125	$10,452	$13,777
5/31/2018	$12,897	$13,261	$10,527	$14,108
6/30/2018	$12,838	$13,274	$10,514	$14,195
7/31/2018	$13,131	$13,679	$10,516	$14,724
8/31/2018	$13,213	$13,907	$10,584	$15,203
9/30/2018	$13,220	$13,987	$10,516	$15,290
10/31/2018	$12,262	$13,086	$10,433	$14,245
11/30/2018	$12,437	$13,259	$10,495	$14,535
12/31/2018	$11,641	$12,329	$10,688	$13,223
1/31/2019	$12,507	$13,179	$10,801	$14,282
2/28/2019	$12,856	$13,540	$10,795	$14,741
3/31/2019	$12,947	$13,742	$11,003	$15,027
4/30/2019	$13,351	$14,202	$11,005	$15,636
5/31/2019	$12,743	$13,455	$11,201	$14,642
6/30/2019	$13,455	$14,278	$11,341	$15,674
7/31/2019	$13,475	$14,369	$11,366	$15,899
8/31/2019	$13,267	$14,141	$11,661	$15,648
9/30/2019	$13,461	$14,414	$11,599	$15,940
10/31/2019	$13,721	$14,750	$11,634	$16,286
11/30/2019	$14,022	$15,140	$11,628	$16,877
12/31/2019	$14,407	$15,561	$11,620	$17,386
1/31/2020	$14,221	$15,487	$11,843	$17,379
2/29/2020	$13,301	$14,318	$12,056	$15,949
3/31/2020	$11,409	$12,691	$11,985	$13,979
4/30/2020	$12,534	$13,960	$12,198	$15,771
5/31/2020	$13,132	$14,547	$12,255	$16,522
6/30/2020	$13,451	$14,861	$12,332	$16,850
7/31/2020	$14,063	$15,499	$12,517	$17,801
8/31/2020	$14,684	$16,419	$12,416	$19,080
9/30/2020	$14,293	$15,907	$12,409	$18,355
10/31/2020	$14,063	$15,471	$12,353	$17,867
11/30/2020	$15,590	$17,176	$12,475	$19,823
12/31/2020	$16,201	$17,806	$12,492	$20,585
1/31/2021	$16,039	$17,638	$12,402	$20,377
2/28/2021	$16,549	$18,045	$12,223	$20,939
3/31/2021	$16,960	$18,656	$12,071	$21,856
4/30/2021	$17,646	$19,448	$12,166	$23,022
5/31/2021	$17,913	$19,697	$12,206	$23,183
6/30/2021	$18,043	$19,944	$12,291	$23,724
7/31/2021	$18,170	$20,297	$12,429	$24,288
8/31/2021	$18,516	$20,786	$12,405	$25,026
9/30/2021	$17,933	$20,002	$12,298	$23,863
10/31/2021	$18,630	$21,035	$12,294	$25,534
11/30/2021	$18,121	$20,698	$12,331	$25,357
12/31/2021	$18,742	$21,564	$12,299	$26,494
1/31/2022	$17,872	$20,564	$12,034	$25,123
2/28/2022	$17,412	$20,066	$11,900	$24,371
3/31/2022	$17,488	$20,567	$11,569	$25,276
4/30/2022	$16,224	$19,045	$11,130	$23,071
5/31/2022	$16,279	$19,108	$11,202	$23,114
6/30/2022	$15,061	$17,631	$11,026	$21,206
7/31/2022	$16,072	$18,921	$11,296	$23,161
8/31/2022	$15,455	$18,181	$10,977	$22,217
9/30/2022	$14,179	$16,647	$10,502	$20,170
10/31/2022	$14,987	$17,742	$10,366	$21,804
11/30/2022	$16,036	$18,910	$10,748	$23,022
12/31/2022	$15,461	$18,207	$10,699	$21,696
1/31/2023	$16,497	$19,340	$11,028	$23,059
2/28/2023	$16,081	$18,922	$10,743	$22,496
3/31/2023	$16,330	$19,511	$11,016	$23,322
4/30/2023	$16,495	$19,855	$11,083	$23,686
5/31/2023	$16,223	$19,700	$10,962	$23,789
6/30/2023	$16,934	$20,774	$10,923	$25,361
7/31/2023	$17,355	$21,381	$10,915	$26,176
8/31/2023	$16,970	$20,958	$10,846	$25,759
9/30/2023	$16,313	$20,120	$10,570	$24,531
10/31/2023	$15,946	$19,638	$10,403	$24,015
11/30/2023	$17,112	$21,292	$10,874	$26,208
12/31/2023	$17,929	$22,235	$11,291	$27,399
1/31/2024	$17,986	$22,515	$11,260	$27,859
2/29/2024	$18,617	$23,396	$11,101	$29,347
3/31/2024	$19,146	$24,092	$11,203	$30,291
4/30/2024	$18,421	$23,287	$10,920	$29,054
5/31/2024	$19,065	$24,283	$11,105	$30,494
6/30/2024	$19,281	$24,765	$11,210	$31,589
7/31/2024	$19,743	$25,168	$11,472	$31,973
8/31/2024	$20,204	$25,788	$11,637	$32,749
9/30/2024	$20,510	$26,224	$11,793	$33,448
10/31/2024	$20,117	$25,700	$11,500	$33,145
11/30/2024	$20,987	$26,659	$11,622	$35,090
12/31/2024	$20,147	$26,089	$11,432	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.37%	6.94%	7.26%
Portfolio Optimization Aggressive-Growth Composite Benchmark	17.33%	10.89%	10.06%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,593,421,008
  # of Portfolio Holdings31
  Total Advisory Fees Paid$1,633,049
  Portfolio Turnover Rate54%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
96.4%
Affiliated Fixed Income Funds
3.6%
Other Assets & Liabilities, Net
(0.0%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.13%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The International Growth Portfolio outperformed its benchmark and contributed to performance.

+ The Value Advantage Portfolio outperformed its benchmark and contributed to performance.

+ The Core Income Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The Diversified Growth Portfolio underperformed its benchmark and largely detracted from performance.

- The Mid-Cap Growth Portfolio underperformed its benchmark and largely detracted from performance.

- Relative to the Composite Benchmark, the overweight to small capitalization stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Aggressive-Growth (Class P)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,974	$9,987	$10,053	$9,970
11/30/2019	$10,194	$10,251	$10,048	$10,332
12/31/2019	$10,476	$10,536	$10,041	$10,644
1/31/2020	$10,342	$10,486	$10,234	$10,640
2/29/2020	$9,675	$9,694	$10,419	$9,764
3/31/2020	$8,300	$8,593	$10,357	$8,558
4/30/2020	$9,120	$9,452	$10,542	$9,655
5/31/2020	$9,557	$9,849	$10,591	$10,115
6/30/2020	$9,791	$10,062	$10,657	$10,316
7/31/2020	$10,238	$10,494	$10,816	$10,898
8/31/2020	$10,692	$11,117	$10,729	$11,681
9/30/2020	$10,409	$10,770	$10,723	$11,237
10/31/2020	$10,243	$10,475	$10,675	$10,939
11/30/2020	$11,357	$11,629	$10,780	$12,136
12/31/2020	$11,804	$12,056	$10,795	$12,603
1/31/2021	$11,688	$11,942	$10,718	$12,475
2/28/2021	$12,062	$12,218	$10,563	$12,819
3/31/2021	$12,363	$12,632	$10,431	$13,381
4/30/2021	$12,865	$13,168	$10,513	$14,095
5/31/2021	$13,062	$13,336	$10,548	$14,193
6/30/2021	$13,159	$13,504	$10,622	$14,525
7/31/2021	$13,254	$13,742	$10,741	$14,870
8/31/2021	$13,508	$14,074	$10,720	$15,322
9/30/2021	$13,085	$13,543	$10,627	$14,609
10/31/2021	$13,596	$14,242	$10,624	$15,633
11/30/2021	$13,227	$14,014	$10,656	$15,524
12/31/2021	$13,683	$14,601	$10,629	$16,220
1/31/2022	$13,050	$13,924	$10,400	$15,381
2/28/2022	$12,716	$13,586	$10,284	$14,920
3/31/2022	$12,774	$13,925	$9,998	$15,474
4/30/2022	$11,852	$12,895	$9,618	$14,125
5/31/2022	$11,894	$12,938	$9,680	$14,151
6/30/2022	$11,006	$11,937	$9,529	$12,983
7/31/2022	$11,747	$12,811	$9,761	$14,180
8/31/2022	$11,298	$12,310	$9,486	$13,602
9/30/2022	$10,367	$11,271	$9,076	$12,349
10/31/2022	$10,960	$12,013	$8,958	$13,349
11/30/2022	$11,729	$12,803	$9,288	$14,095
12/31/2022	$11,310	$12,328	$9,246	$13,283
1/31/2023	$12,070	$13,095	$9,530	$14,117
2/28/2023	$11,767	$12,812	$9,284	$13,773
3/31/2023	$11,951	$13,211	$9,520	$14,278
4/30/2023	$12,074	$13,443	$9,577	$14,501
5/31/2023	$11,878	$13,338	$9,473	$14,564
6/30/2023	$12,400	$14,066	$9,439	$15,527
7/31/2023	$12,711	$14,477	$9,433	$16,025
8/31/2023	$12,430	$14,190	$9,372	$15,770
9/30/2023	$11,951	$13,623	$9,134	$15,018
10/31/2023	$11,684	$13,296	$8,990	$14,703
11/30/2023	$12,541	$14,416	$9,397	$16,045
12/31/2023	$13,142	$15,055	$9,757	$16,774
1/31/2024	$13,185	$15,244	$9,730	$17,056
2/29/2024	$13,651	$15,841	$9,593	$17,967
3/31/2024	$14,041	$16,312	$9,681	$18,545
4/30/2024	$13,511	$15,767	$9,437	$17,788
5/31/2024	$13,986	$16,441	$9,597	$18,670
6/30/2024	$14,147	$16,768	$9,688	$19,339
7/31/2024	$14,488	$17,040	$9,914	$19,575
8/31/2024	$14,829	$17,461	$10,056	$20,050
9/30/2024	$15,056	$17,756	$10,191	$20,478
10/31/2024	$14,770	$17,401	$9,938	$20,292
11/30/2024	$15,412	$18,050	$10,043	$21,483
12/31/2024	$14,797	$17,664	$9,879	$20,971

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.59%	7.15%	7.87%
Portfolio Optimization Aggressive-Growth Composite Benchmark	17.33%	10.89%	11.63%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	(0.24%)
S&P 500® Index	25.02%	14.53%	15.39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,593,421,008
  # of Portfolio Holdings31
  Total Advisory Fees Paid$1,633,049
  Portfolio Turnover Rate54%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	3.6%
Affiliated Equity Funds	96.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk and ESG Considerations Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD 1-3 Year Corporate Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.26%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US 1-3 Year Corporate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the consumer cyclical and communications sectors due to credit performing well.

+ An additional contributor to relative performance was yield curve positioning difference as the Fund had a higher duration and longer duration bonds delivered stronger returns led by yields declining across the curve.

Top detractors from performance:

- Key detractors to performance for the benchmark index were the rising Treasury yields.

- Fund fees and expenses impacted relative performance negatively.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD 1-3 Year Corporate Bond (Class P)	Bloomberg US 1-3 Year Corporate Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,051	$10,056	$10,210
2/28/2015	$10,050	$10,059	$10,114
3/31/2015	$10,065	$10,079	$10,161
4/30/2015	$10,079	$10,096	$10,124
5/31/2015	$10,080	$10,106	$10,100
6/30/2015	$10,059	$10,085	$9,990
7/31/2015	$10,063	$10,092	$10,059
8/31/2015	$10,046	$10,076	$10,045
9/30/2015	$10,084	$10,115	$10,113
10/31/2015	$10,101	$10,129	$10,114
11/30/2015	$10,091	$10,123	$10,088
12/31/2015	$10,065	$10,101	$10,055
1/31/2016	$10,086	$10,126	$10,193
2/29/2016	$10,092	$10,128	$10,266
3/31/2016	$10,175	$10,218	$10,360
4/30/2016	$10,209	$10,260	$10,400
5/31/2016	$10,202	$10,260	$10,402
6/30/2016	$10,260	$10,325	$10,589
7/31/2016	$10,279	$10,346	$10,656
8/31/2016	$10,271	$10,348	$10,644
9/30/2016	$10,274	$10,358	$10,638
10/31/2016	$10,277	$10,364	$10,556
11/30/2016	$10,232	$10,323	$10,307
12/31/2016	$10,246	$10,339	$10,321
1/31/2017	$10,272	$10,371	$10,341
2/28/2017	$10,301	$10,404	$10,411
3/31/2017	$10,308	$10,411	$10,405
4/30/2017	$10,332	$10,439	$10,486
5/31/2017	$10,354	$10,465	$10,567
6/30/2017	$10,359	$10,473	$10,556
7/31/2017	$10,398	$10,514	$10,601
8/31/2017	$10,414	$10,534	$10,696
9/30/2017	$10,412	$10,535	$10,645
10/31/2017	$10,416	$10,544	$10,652
11/30/2017	$10,391	$10,519	$10,638
12/31/2017	$10,399	$10,530	$10,687
1/31/2018	$10,378	$10,512	$10,564
2/28/2018	$10,351	$10,487	$10,464
3/31/2018	$10,350	$10,490	$10,531
4/30/2018	$10,362	$10,501	$10,452
5/31/2018	$10,397	$10,541	$10,527
6/30/2018	$10,396	$10,540	$10,514
7/31/2018	$10,418	$10,564	$10,516
8/31/2018	$10,458	$10,608	$10,584
9/30/2018	$10,464	$10,613	$10,516
10/31/2018	$10,463	$10,615	$10,433
11/30/2018	$10,468	$10,621	$10,495
12/31/2018	$10,538	$10,696	$10,688
1/31/2019	$10,616	$10,778	$10,801
2/28/2019	$10,646	$10,811	$10,795
3/31/2019	$10,722	$10,891	$11,003
4/30/2019	$10,749	$10,924	$11,005
5/31/2019	$10,806	$10,983	$11,201
6/30/2019	$10,878	$11,060	$11,341
7/31/2019	$10,890	$11,068	$11,366
8/31/2019	$10,969	$11,154	$11,661
9/30/2019	$10,978	$11,166	$11,599
10/31/2019	$11,023	$11,214	$11,634
11/30/2019	$11,026	$11,224	$11,628
12/31/2019	$11,060	$11,263	$11,620
1/31/2020	$11,122	$11,324	$11,843
2/29/2020	$11,179	$11,391	$12,056
3/31/2020	$10,831	$11,090	$11,985
4/30/2020	$11,074	$11,339	$12,198
5/31/2020	$11,200	$11,463	$12,255
6/30/2020	$11,268	$11,541	$12,332
7/31/2020	$11,314	$11,593	$12,517
8/31/2020	$11,331	$11,616	$12,416
9/30/2020	$11,322	$11,611	$12,409
10/31/2020	$11,337	$11,633	$12,353
11/30/2020	$11,367	$11,666	$12,475
12/31/2020	$11,385	$11,690	$12,492
1/31/2021	$11,384	$11,693	$12,402
2/28/2021	$11,387	$11,699	$12,223
3/31/2021	$11,372	$11,687	$12,071
4/30/2021	$11,391	$11,708	$12,166
5/31/2021	$11,410	$11,732	$12,206
6/30/2021	$11,397	$11,719	$12,291
7/31/2021	$11,412	$11,737	$12,429
8/31/2021	$11,413	$11,740	$12,405
9/30/2021	$11,409	$11,737	$12,298
10/31/2021	$11,370	$11,697	$12,294
11/30/2021	$11,345	$11,673	$12,331
12/31/2021	$11,343	$11,675	$12,299
1/31/2022	$11,260	$11,584	$12,034
2/28/2022	$11,200	$11,522	$11,900
3/31/2022	$11,070	$11,386	$11,569
4/30/2022	$10,990	$11,302	$11,130
5/31/2022	$11,056	$11,382	$11,202
6/30/2022	$10,956	$11,271	$11,026
7/31/2022	$11,046	$11,371	$11,296
8/31/2022	$10,975	$11,291	$10,977
9/30/2022	$10,823	$11,132	$10,502
10/31/2022	$10,797	$11,110	$10,366
11/30/2022	$10,942	$11,260	$10,748
12/31/2022	$10,966	$11,288	$10,699
1/31/2023	$11,079	$11,403	$11,028
2/28/2023	$11,004	$11,326	$10,743
3/31/2023	$11,089	$11,428	$11,016
4/30/2023	$11,151	$11,491	$11,083
5/31/2023	$11,132	$11,470	$10,962
6/30/2023	$11,114	$11,459	$10,923
7/31/2023	$11,187	$11,532	$10,915
8/31/2023	$11,215	$11,560	$10,846
9/30/2023	$11,200	$11,547	$10,570
10/31/2023	$11,222	$11,574	$10,403
11/30/2023	$11,387	$11,749	$10,874
12/31/2023	$11,537	$11,905	$11,291
1/31/2024	$11,592	$11,961	$11,260
2/29/2024	$11,564	$11,936	$11,101
3/31/2024	$11,620	$12,000	$11,203
4/30/2024	$11,588	$11,972	$10,920
5/31/2024	$11,675	$12,068	$11,105
6/30/2024	$11,726	$12,126	$11,210
7/31/2024	$11,872	$12,280	$11,472
8/31/2024	$11,978	$12,397	$11,637
9/30/2024	$12,084	$12,511	$11,793
10/31/2024	$12,029	$12,452	$11,500
11/30/2024	$12,081	$12,510	$11,622
12/31/2024	$12,104	$12,534	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	4.91%	1.82%	1.93%
Bloomberg US 1-3 Year Corporate Bond Index	5.28%	2.16%	2.28%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$130,903,592
  # of Portfolio Holdings503
  Total Advisory Fees Paid$231,640
  Portfolio Turnover Rate95%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
47.8%
Consumer, Non-Cyclical
13.1%
Consumer, Cyclical
8.5%
Technology
7.4%
Communications
5.8%
Industrial
5.7%
Utilities
5.4%
Energy
4.7%
Others (each less than 3.0%)
0.6%
Other Assets & Liabilities, Net
1.0%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	1.0%
Others (each less than 3.0%)	0.6%
Energy	4.7%
Utilities	5.4%
Industrial	5.7%
Communications	5.8%
Technology	7.4%
Consumer, Cyclical	8.5%
Consumer, Non-Cyclical	13.1%
Financial	47.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Aggregate Bond Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.20%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, Bloomberg US Aggregate Bond Index,  is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index was corporate spreads compression reaching historical lows and leading to overall positive credit returns.

+ An additional contributor to relative performance was an underweight to US Treasuries.

Top detractors from performance:

- Key detractors to performance for the benchmark index  were the sovereign sectors and the Republic of Indonesia bond holdings with varying maturity dates.

- A detractor from relative performance was variations in weights within the technology sector as well as differences in yield curve positioning as a result of the sub-adviser’s sampling process.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Aggregate Bond Index (Class P)	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,225	$10,210
2/28/2015	$10,115	$10,114
3/31/2015	$10,161	$10,161
4/30/2015	$10,122	$10,124
5/31/2015	$10,083	$10,100
6/30/2015	$9,974	$9,990
7/31/2015	$10,057	$10,059
8/31/2015	$10,026	$10,045
9/30/2015	$10,102	$10,113
10/31/2015	$10,106	$10,114
11/30/2015	$10,079	$10,088
12/31/2015	$10,039	$10,055
1/31/2016	$10,181	$10,193
2/29/2016	$10,252	$10,266
3/31/2016	$10,346	$10,360
4/30/2016	$10,382	$10,400
5/31/2016	$10,376	$10,402
6/30/2016	$10,571	$10,589
7/31/2016	$10,636	$10,656
8/31/2016	$10,614	$10,644
9/30/2016	$10,613	$10,638
10/31/2016	$10,523	$10,556
11/30/2016	$10,258	$10,307
12/31/2016	$10,273	$10,321
1/31/2017	$10,299	$10,341
2/28/2017	$10,366	$10,411
3/31/2017	$10,358	$10,405
4/30/2017	$10,436	$10,486
5/31/2017	$10,510	$10,567
6/30/2017	$10,503	$10,556
7/31/2017	$10,549	$10,601
8/31/2017	$10,639	$10,696
9/30/2017	$10,584	$10,645
10/31/2017	$10,588	$10,652
11/30/2017	$10,571	$10,638
12/31/2017	$10,620	$10,687
1/31/2018	$10,495	$10,564
2/28/2018	$10,396	$10,464
3/31/2018	$10,454	$10,531
4/30/2018	$10,372	$10,452
5/31/2018	$10,436	$10,527
6/30/2018	$10,433	$10,514
7/31/2018	$10,439	$10,516
8/31/2018	$10,496	$10,584
9/30/2018	$10,434	$10,516
10/31/2018	$10,353	$10,433
11/30/2018	$10,415	$10,495
12/31/2018	$10,605	$10,688
1/31/2019	$10,711	$10,801
2/28/2019	$10,703	$10,795
3/31/2019	$10,916	$11,003
4/30/2019	$10,911	$11,005
5/31/2019	$11,105	$11,201
6/30/2019	$11,239	$11,341
7/31/2019	$11,273	$11,366
8/31/2019	$11,564	$11,661
9/30/2019	$11,501	$11,599
10/31/2019	$11,527	$11,634
11/30/2019	$11,520	$11,628
12/31/2019	$11,498	$11,620
1/31/2020	$11,735	$11,843
2/29/2020	$11,936	$12,056
3/31/2020	$11,863	$11,985
4/30/2020	$12,038	$12,198
5/31/2020	$12,099	$12,255
6/30/2020	$12,179	$12,332
7/31/2020	$12,358	$12,517
8/31/2020	$12,243	$12,416
9/30/2020	$12,238	$12,409
10/31/2020	$12,176	$12,353
11/30/2020	$12,307	$12,475
12/31/2020	$12,321	$12,492
1/31/2021	$12,235	$12,402
2/28/2021	$12,056	$12,223
3/31/2021	$11,902	$12,071
4/30/2021	$11,998	$12,166
5/31/2021	$12,021	$12,206
6/30/2021	$12,115	$12,291
7/31/2021	$12,248	$12,429
8/31/2021	$12,221	$12,405
9/30/2021	$12,112	$12,298
10/31/2021	$12,106	$12,294
11/30/2021	$12,139	$12,331
12/31/2021	$12,094	$12,299
1/31/2022	$11,842	$12,034
2/28/2022	$11,705	$11,900
3/31/2022	$11,379	$11,569
4/30/2022	$10,943	$11,130
5/31/2022	$11,010	$11,202
6/30/2022	$10,839	$11,026
7/31/2022	$11,106	$11,296
8/31/2022	$10,788	$10,977
9/30/2022	$10,322	$10,502
10/31/2022	$10,183	$10,366
11/30/2022	$10,561	$10,748
12/31/2022	$10,488	$10,699
1/31/2023	$10,826	$11,028
2/28/2023	$10,545	$10,743
3/31/2023	$10,813	$11,016
4/30/2023	$10,878	$11,083
5/31/2023	$10,757	$10,962
6/30/2023	$10,717	$10,923
7/31/2023	$10,705	$10,915
8/31/2023	$10,636	$10,846
9/30/2023	$10,364	$10,570
10/31/2023	$10,198	$10,403
11/30/2023	$10,656	$10,874
12/31/2023	$11,050	$11,291
1/31/2024	$11,033	$11,260
2/29/2024	$10,871	$11,101
3/31/2024	$10,961	$11,203
4/30/2024	$10,689	$10,920
5/31/2024	$10,870	$11,105
6/30/2024	$10,971	$11,210
7/31/2024	$11,229	$11,472
8/31/2024	$11,387	$11,637
9/30/2024	$11,540	$11,793
10/31/2024	$11,247	$11,500
11/30/2024	$11,365	$11,622
12/31/2024	$11,175	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	1.13%	(0.57%)	1.12%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,110,188,014
  # of Portfolio Holdings3,888
  Total Advisory Fees Paid$1,695,728
  Portfolio Turnover Rate45%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
43.2%
Mortgage-Backed Securities
26.6%
Corporate Bonds & Notes
26.2%
Others (each less than 3.0%)
3.1%
Other Assets and Liabilities, Net
0.9%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	3.1%
Corporate Bonds & Notes	26.2%
Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	43.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD High Yield Bond Market Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.28%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributor to the performance for the benchmark index  was an attractive credit market.

+ Additional contributors to relative performance  was yield curve positioning difference as the Fund had a higher duration (as compared to the benchmark index) in an environment where rates are declining.

Top detractors from performance:

- Key detractors to performance for the benchmark index  were rising Treasury yields leading to higher borrowing cost for issuers and diminishing incentives for investing in risker bonds.

- In addition to Fund fees and expenses, detractors from relative performance  were cash holdings and an underweight in the energy sector.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD High Yield Bond Market (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,064	$10,066	$10,210
2/28/2015	$10,311	$10,308	$10,114
3/31/2015	$10,245	$10,252	$10,161
4/30/2015	$10,365	$10,376	$10,124
5/31/2015	$10,390	$10,407	$10,100
6/30/2015	$10,226	$10,253	$9,990
7/31/2015	$10,163	$10,193	$10,059
8/31/2015	$9,987	$10,015	$10,045
9/30/2015	$9,713	$9,757	$10,113
10/31/2015	$10,004	$10,025	$10,114
11/30/2015	$9,771	$9,803	$10,088
12/31/2015	$9,526	$9,557	$10,055
1/31/2016	$9,374	$9,403	$10,193
2/29/2016	$9,438	$9,457	$10,266
3/31/2016	$9,847	$9,877	$10,360
4/30/2016	$10,229	$10,264	$10,400
5/31/2016	$10,279	$10,327	$10,402
6/30/2016	$10,376	$10,422	$10,589
7/31/2016	$10,637	$10,704	$10,656
8/31/2016	$10,866	$10,928	$10,644
9/30/2016	$10,933	$11,001	$10,638
10/31/2016	$10,950	$11,043	$10,556
11/30/2016	$10,913	$10,991	$10,307
12/31/2016	$11,126	$11,194	$10,321
1/31/2017	$11,266	$11,356	$10,341
2/28/2017	$11,424	$11,521	$10,411
3/31/2017	$11,395	$11,496	$10,405
4/30/2017	$11,521	$11,628	$10,486
5/31/2017	$11,610	$11,729	$10,567
6/30/2017	$11,619	$11,745	$10,556
7/31/2017	$11,750	$11,875	$10,601
8/31/2017	$11,743	$11,870	$10,696
9/30/2017	$11,847	$11,977	$10,645
10/31/2017	$11,892	$12,028	$10,652
11/30/2017	$11,861	$11,997	$10,638
12/31/2017	$11,897	$12,033	$10,687
1/31/2018	$11,968	$12,106	$10,564
2/28/2018	$11,856	$12,003	$10,464
3/31/2018	$11,785	$11,930	$10,531
4/30/2018	$11,854	$12,008	$10,452
5/31/2018	$11,848	$12,005	$10,527
6/30/2018	$11,888	$12,053	$10,514
7/31/2018	$12,016	$12,184	$10,516
8/31/2018	$12,095	$12,274	$10,584
9/30/2018	$12,173	$12,343	$10,516
10/31/2018	$11,964	$12,145	$10,433
11/30/2018	$11,854	$12,041	$10,495
12/31/2018	$11,592	$11,783	$10,688
1/31/2019	$12,127	$12,315	$10,801
2/28/2019	$12,332	$12,520	$10,795
3/31/2019	$12,447	$12,638	$11,003
4/30/2019	$12,624	$12,817	$11,005
5/31/2019	$12,454	$12,665	$11,201
6/30/2019	$12,772	$12,954	$11,341
7/31/2019	$12,838	$13,027	$11,366
8/31/2019	$12,894	$13,079	$11,661
9/30/2019	$12,940	$13,127	$11,599
10/31/2019	$12,968	$13,163	$11,634
11/30/2019	$12,996	$13,206	$11,628
12/31/2019	$13,259	$13,470	$11,620
1/31/2020	$13,254	$13,473	$11,843
2/29/2020	$13,042	$13,283	$12,056
3/31/2020	$11,570	$11,761	$11,985
4/30/2020	$12,093	$12,294	$12,198
5/31/2020	$12,605	$12,831	$12,255
6/30/2020	$12,705	$12,953	$12,332
7/31/2020	$13,312	$13,556	$12,517
8/31/2020	$13,435	$13,687	$12,416
9/30/2020	$13,293	$13,546	$12,409
10/31/2020	$13,346	$13,613	$12,353
11/30/2020	$13,883	$14,152	$12,475
12/31/2020	$14,149	$14,419	$12,492
1/31/2021	$14,190	$14,467	$12,402
2/28/2021	$14,246	$14,520	$12,223
3/31/2021	$14,271	$14,542	$12,071
4/30/2021	$14,431	$14,700	$12,166
5/31/2021	$14,465	$14,743	$12,206
6/30/2021	$14,666	$14,940	$12,291
7/31/2021	$14,712	$14,996	$12,429
8/31/2021	$14,782	$15,074	$12,405
9/30/2021	$14,780	$15,074	$12,298
10/31/2021	$14,747	$15,046	$12,294
11/30/2021	$14,600	$14,898	$12,331
12/31/2021	$14,866	$15,178	$12,299
1/31/2022	$14,468	$14,764	$12,034
2/28/2022	$14,326	$14,612	$11,900
3/31/2022	$14,182	$14,446	$11,569
4/30/2022	$13,679	$13,933	$11,130
5/31/2022	$13,701	$13,966	$11,202
6/30/2022	$12,787	$13,025	$11,026
7/31/2022	$13,546	$13,793	$11,296
8/31/2022	$13,220	$13,476	$10,977
9/30/2022	$12,708	$12,941	$10,502
10/31/2022	$13,043	$13,277	$10,366
11/30/2022	$13,321	$13,564	$10,748
12/31/2022	$13,230	$13,481	$10,699
1/31/2023	$13,749	$13,994	$11,028
2/28/2023	$13,567	$13,815	$10,743
3/31/2023	$13,710	$13,961	$11,016
4/30/2023	$13,841	$14,102	$11,083
5/31/2023	$13,690	$13,972	$10,962
6/30/2023	$13,918	$14,206	$10,923
7/31/2023	$14,122	$14,403	$10,915
8/31/2023	$14,168	$14,444	$10,846
9/30/2023	$14,020	$14,272	$10,570
10/31/2023	$13,836	$14,104	$10,403
11/30/2023	$14,463	$14,743	$10,874
12/31/2023	$15,014	$15,293	$11,291
1/31/2024	$15,007	$15,292	$11,260
2/29/2024	$15,041	$15,337	$11,101
3/31/2024	$15,231	$15,518	$11,203
4/30/2024	$15,088	$15,372	$10,920
5/31/2024	$15,253	$15,541	$11,105
6/30/2024	$15,398	$15,688	$11,210
7/31/2024	$15,699	$15,993	$11,472
8/31/2024	$15,958	$16,254	$11,637
9/30/2024	$16,220	$16,517	$11,793
10/31/2024	$16,131	$16,428	$11,500
11/30/2024	$16,317	$16,617	$11,622
12/31/2024	$16,252	$16,546	$11,432

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.25%	4.15%	4.98%
Bloomberg US High Yield 2% Issuer Capped Bond Index	8.19%	4.20%	5.16%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$267,052,171
  # of Portfolio Holdings1,358
  Total Advisory Fees Paid$452,395
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Cyclical
Communications
Consumer, Non-Cyclical
Financial
Industrial
Energy
Basic Materials
Technology
Others (each less than 3.0%)
Other Assets & Liabilities, Net
19.8%
15.4%
15.2%
13.1%
11.3%
10.9%
4.8%
4.8%
3.0%
1.7%
0
10
20

Value	Value
Other Assets & Liabilities, Net	1.7%
Others (each less than 3.0%)	3.0%
Technology	4.8%
Basic Materials	4.8%
Energy	10.9%
Industrial	11.3%
Financial	13.1%
Consumer, Non-Cyclical	15.2%
Communications	15.4%
Consumer, Cyclical	19.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * LIBOR Transition Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Growth Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.17%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 1000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the information technology, consumer discretionary and communication services sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index  were the real estate, materials and utilities sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Large-Cap Growth Index (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,842	$9,847	$9,700
2/28/2015	$10,494	$10,503	$10,257
3/31/2015	$10,371	$10,384	$10,095
4/30/2015	$10,424	$10,436	$10,192
5/31/2015	$10,570	$10,583	$10,323
6/30/2015	$10,382	$10,396	$10,123
7/31/2015	$10,730	$10,749	$10,335
8/31/2015	$10,076	$10,096	$9,712
9/30/2015	$9,824	$9,846	$9,471
10/31/2015	$10,671	$10,694	$10,270
11/30/2015	$10,700	$10,724	$10,301
12/31/2015	$10,540	$10,567	$10,138
1/31/2016	$9,949	$9,977	$9,635
2/29/2016	$9,943	$9,973	$9,622
3/31/2016	$10,612	$10,645	$10,275
4/30/2016	$10,514	$10,548	$10,315
5/31/2016	$10,717	$10,753	$10,500
6/30/2016	$10,673	$10,711	$10,527
7/31/2016	$11,175	$11,216	$10,915
8/31/2016	$11,119	$11,160	$10,931
9/30/2016	$11,159	$11,201	$10,933
10/31/2016	$10,896	$10,938	$10,733
11/30/2016	$11,132	$11,176	$11,131
12/31/2016	$11,268	$11,314	$11,351
1/31/2017	$11,646	$11,696	$11,566
2/28/2017	$12,128	$12,182	$12,025
3/31/2017	$12,266	$12,322	$12,039
4/30/2017	$12,544	$12,604	$12,163
5/31/2017	$12,864	$12,932	$12,334
6/30/2017	$12,827	$12,898	$12,411
7/31/2017	$13,167	$13,241	$12,666
8/31/2017	$13,404	$13,483	$12,705
9/30/2017	$13,577	$13,659	$12,967
10/31/2017	$14,100	$14,188	$13,270
11/30/2017	$14,526	$14,619	$13,677
12/31/2017	$14,638	$14,733	$13,829
1/31/2018	$15,672	$15,776	$14,621
2/28/2018	$15,259	$15,363	$14,082
3/31/2018	$14,829	$14,941	$13,724
4/30/2018	$14,877	$14,994	$13,777
5/31/2018	$15,525	$15,651	$14,108
6/30/2018	$15,673	$15,801	$14,195
7/31/2018	$16,130	$16,265	$14,724
8/31/2018	$17,008	$17,155	$15,203
9/30/2018	$17,101	$17,251	$15,290
10/31/2018	$15,568	$15,708	$14,245
11/30/2018	$15,731	$15,875	$14,535
12/31/2018	$14,378	$14,510	$13,223
1/31/2019	$15,667	$15,814	$14,282
2/28/2019	$16,224	$16,380	$14,741
3/31/2019	$16,683	$16,846	$15,027
4/30/2019	$17,435	$17,607	$15,636
5/31/2019	$16,329	$16,495	$14,642
6/30/2019	$17,447	$17,628	$15,674
7/31/2019	$17,837	$18,026	$15,899
8/31/2019	$17,697	$17,888	$15,648
9/30/2019	$17,697	$17,890	$15,940
10/31/2019	$18,194	$18,394	$16,286
11/30/2019	$18,998	$19,210	$16,877
12/31/2019	$19,567	$19,790	$17,386
1/31/2020	$20,002	$20,232	$17,379
2/29/2020	$18,639	$18,854	$15,949
3/31/2020	$16,802	$17,000	$13,979
4/30/2020	$19,285	$19,515	$15,771
5/31/2020	$20,573	$20,825	$16,522
6/30/2020	$21,465	$21,732	$16,850
7/31/2020	$23,110	$23,404	$17,801
8/31/2020	$25,492	$25,819	$19,080
9/30/2020	$24,290	$24,604	$18,355
10/31/2020	$23,464	$23,769	$17,867
11/30/2020	$25,863	$26,203	$19,823
12/31/2020	$27,047	$27,408	$20,585
1/31/2021	$26,845	$27,205	$20,377
2/28/2021	$26,839	$27,199	$20,939
3/31/2021	$27,288	$27,666	$21,856
4/30/2021	$29,141	$29,548	$23,022
5/31/2021	$28,735	$29,140	$23,183
6/30/2021	$30,532	$30,968	$23,724
7/31/2021	$31,536	$31,988	$24,288
8/31/2021	$32,710	$33,184	$25,026
9/30/2021	$30,873	$31,326	$23,863
10/31/2021	$33,541	$34,039	$25,534
11/30/2021	$33,739	$34,247	$25,357
12/31/2021	$34,441	$34,971	$26,494
1/31/2022	$31,485	$31,970	$25,123
2/28/2022	$30,143	$30,612	$24,371
3/31/2022	$31,316	$31,809	$25,276
4/30/2022	$27,531	$27,968	$23,071
5/31/2022	$26,888	$27,318	$23,114
6/30/2022	$24,753	$25,154	$21,206
7/31/2022	$27,719	$28,173	$23,161
8/31/2022	$26,424	$26,861	$22,217
9/30/2022	$23,851	$24,249	$20,170
10/31/2022	$25,243	$25,667	$21,804
11/30/2022	$26,390	$26,836	$23,022
12/31/2022	$24,366	$24,782	$21,696
1/31/2023	$26,396	$26,847	$23,059
2/28/2023	$26,078	$26,528	$22,496
3/31/2023	$27,859	$28,342	$23,322
4/30/2023	$28,129	$28,621	$23,686
5/31/2023	$29,406	$29,926	$23,789
6/30/2023	$31,412	$31,972	$25,361
7/31/2023	$32,468	$33,050	$26,176
8/31/2023	$32,171	$32,753	$25,759
9/30/2023	$30,417	$30,972	$24,531
10/31/2023	$29,979	$30,531	$24,015
11/30/2023	$33,260	$33,859	$26,208
12/31/2023	$34,728	$35,358	$27,399
1/31/2024	$35,588	$36,240	$27,859
2/29/2024	$38,011	$38,713	$29,347
3/31/2024	$38,676	$39,394	$30,291
4/30/2024	$37,022	$37,723	$29,054
5/31/2024	$39,233	$39,981	$30,494
6/30/2024	$41,880	$42,677	$31,589
7/31/2024	$41,161	$41,951	$31,973
8/31/2024	$42,012	$42,825	$32,749
9/30/2024	$43,196	$44,038	$33,448
10/31/2024	$43,048	$43,893	$33,145
11/30/2024	$45,834	$46,740	$35,090
12/31/2024	$46,232	$47,152	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	33.13%	18.76%	16.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,193,545,929
  # of Portfolio Holdings387
  Total Advisory Fees Paid$1,425,605
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
46.9%
Communications
22.2%
Consumer, Non-Cyclical
9.7%
Consumer, Cyclical
9.5%
Financial
6.1%
Others (each less than 3.0%)
4.9%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.7%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	4.9%
Financial	6.1%
Consumer, Cyclical	9.5%
Consumer, Non-Cyclical	9.7%
Communications	22.2%
Technology	46.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Value Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.17%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 1000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and consumer staples sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, materials and real estate sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Large-Cap Value Index (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,602	$9,600	$9,700
2/28/2015	$10,069	$10,065	$10,257
3/31/2015	$9,929	$9,928	$10,095
4/30/2015	$10,022	$10,021	$10,192
5/31/2015	$10,141	$10,141	$10,323
6/30/2015	$9,938	$9,939	$10,123
7/31/2015	$9,986	$9,982	$10,335
8/31/2015	$9,390	$9,388	$9,712
9/30/2015	$9,107	$9,104	$9,471
10/31/2015	$9,797	$9,791	$10,270
11/30/2015	$9,834	$9,829	$10,301
12/31/2015	$9,623	$9,617	$10,138
1/31/2016	$9,125	$9,120	$9,635
2/29/2016	$9,122	$9,118	$9,622
3/31/2016	$9,776	$9,775	$10,275
4/30/2016	$9,973	$9,980	$10,315
5/31/2016	$10,125	$10,135	$10,500
6/30/2016	$10,211	$10,223	$10,527
7/31/2016	$10,506	$10,520	$10,915
8/31/2016	$10,584	$10,601	$10,931
9/30/2016	$10,561	$10,579	$10,933
10/31/2016	$10,395	$10,415	$10,733
11/30/2016	$10,986	$11,010	$11,131
12/31/2016	$11,259	$11,285	$11,351
1/31/2017	$11,340	$11,365	$11,566
2/28/2017	$11,746	$11,774	$12,025
3/31/2017	$11,625	$11,654	$12,039
4/30/2017	$11,602	$11,632	$12,163
5/31/2017	$11,587	$11,621	$12,334
6/30/2017	$11,773	$11,811	$12,411
7/31/2017	$11,928	$11,967	$12,666
8/31/2017	$11,788	$11,828	$12,705
9/30/2017	$12,134	$12,178	$12,967
10/31/2017	$12,222	$12,267	$13,270
11/30/2017	$12,595	$12,642	$13,677
12/31/2017	$12,778	$12,827	$13,829
1/31/2018	$13,270	$13,323	$14,621
2/28/2018	$12,635	$12,687	$14,082
3/31/2018	$12,411	$12,464	$13,724
4/30/2018	$12,448	$12,505	$13,777
5/31/2018	$12,522	$12,579	$14,108
6/30/2018	$12,551	$12,610	$14,195
7/31/2018	$13,044	$13,109	$14,724
8/31/2018	$13,236	$13,303	$15,203
9/30/2018	$13,261	$13,329	$15,290
10/31/2018	$12,571	$12,639	$14,245
11/30/2018	$12,944	$13,016	$14,535
12/31/2018	$11,703	$11,767	$13,223
1/31/2019	$12,613	$12,682	$14,282
2/28/2019	$13,014	$13,088	$14,741
3/31/2019	$13,095	$13,171	$15,027
4/30/2019	$13,558	$13,638	$15,636
5/31/2019	$12,685	$12,761	$14,642
6/30/2019	$13,593	$13,677	$15,674
7/31/2019	$13,704	$13,791	$15,899
8/31/2019	$13,299	$13,385	$15,648
9/30/2019	$13,769	$13,863	$15,940
10/31/2019	$13,960	$14,056	$16,286
11/30/2019	$14,390	$14,491	$16,877
12/31/2019	$14,783	$14,890	$17,386
1/31/2020	$14,466	$14,569	$17,379
2/29/2020	$13,068	$13,158	$15,949
3/31/2020	$10,854	$10,910	$13,979
4/30/2020	$12,082	$12,136	$15,771
5/31/2020	$12,504	$12,552	$16,522
6/30/2020	$12,424	$12,469	$16,850
7/31/2020	$12,915	$12,962	$17,801
8/31/2020	$13,450	$13,497	$19,080
9/30/2020	$13,117	$13,166	$18,355
10/31/2020	$12,943	$12,993	$17,867
11/30/2020	$14,681	$14,741	$19,823
12/31/2020	$15,242	$15,306	$20,585
1/31/2021	$15,104	$15,166	$20,377
2/28/2021	$16,017	$16,082	$20,939
3/31/2021	$16,957	$17,028	$21,856
4/30/2021	$17,634	$17,709	$23,022
5/31/2021	$18,039	$18,123	$23,183
6/30/2021	$17,833	$17,915	$23,724
7/31/2021	$17,974	$18,059	$24,288
8/31/2021	$18,328	$18,417	$25,026
9/30/2021	$17,685	$17,776	$23,863
10/31/2021	$18,584	$18,678	$25,534
11/30/2021	$17,932	$18,020	$25,357
12/31/2021	$19,057	$19,157	$26,494
1/31/2022	$18,607	$18,711	$25,123
2/28/2022	$18,387	$18,493	$24,371
3/31/2022	$18,902	$19,015	$25,276
4/30/2022	$17,826	$17,943	$23,071
5/31/2022	$18,166	$18,292	$23,114
6/30/2022	$16,577	$16,694	$21,206
7/31/2022	$17,677	$17,801	$23,161
8/31/2022	$17,147	$17,270	$22,217
9/30/2022	$15,642	$15,756	$20,170
10/31/2022	$17,244	$17,371	$21,804
11/30/2022	$18,320	$18,457	$23,022
12/31/2022	$17,577	$17,713	$21,696
1/31/2023	$18,487	$18,631	$23,059
2/28/2023	$17,833	$17,974	$22,496
3/31/2023	$17,748	$17,891	$23,322
4/30/2023	$18,012	$18,161	$23,686
5/31/2023	$17,318	$17,460	$23,789
6/30/2023	$18,467	$18,620	$25,361
7/31/2023	$19,114	$19,275	$26,176
8/31/2023	$18,599	$18,754	$25,759
9/30/2023	$17,876	$18,031	$24,531
10/31/2023	$17,241	$17,395	$24,015
11/30/2023	$18,541	$18,707	$26,208
12/31/2023	$19,565	$19,743	$27,399
1/31/2024	$19,583	$19,764	$27,859
2/29/2024	$20,305	$20,493	$29,347
3/31/2024	$21,316	$21,517	$30,291
4/30/2024	$20,405	$20,598	$29,054
5/31/2024	$21,050	$21,251	$30,494
6/30/2024	$20,849	$21,051	$31,589
7/31/2024	$21,912	$22,127	$31,973
8/31/2024	$22,494	$22,721	$32,749
9/30/2024	$22,802	$23,036	$33,448
10/31/2024	$22,548	$22,783	$33,145
11/30/2024	$23,986	$24,238	$35,090
12/31/2024	$22,344	$22,580	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	14.20%	8.61%	8.37%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$1,058,166,853
  # of Portfolio Holdings866
  Total Advisory Fees Paid$1,386,036
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
25.0%
Consumer, Non-Cyclical
21.7%
Industrial
13.9%
Consumer, Cyclical
9.0%
Technology
8.1%
Energy
6.6%
Communications
6.0%
Utilities
4.5%
Others (each less than 3.0%)
4.3%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.9%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	4.3%
Utilities	4.5%
Communications	6.0%
Energy	6.6%
Technology	8.1%
Consumer, Cyclical	9.0%
Industrial	13.9%
Consumer, Non-Cyclical	21.7%
Financial	25.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Mid-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.19%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell Midcap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and information technology sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, materials and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Mid-Cap Index (Class P)	Russell Midcap Index	S&P 500® Index
10/23/2020	$10,000	$10,000	$10,000
10/31/2020	$9,441	$9,502	$9,471
11/30/2020	$10,743	$10,816	$10,507
12/31/2020	$11,244	$11,322	$10,911
1/31/2021	$11,213	$11,292	$10,801
2/28/2021	$11,836	$11,921	$11,099
3/31/2021	$12,157	$12,244	$11,585
4/30/2021	$12,773	$12,868	$12,204
5/31/2021	$12,873	$12,971	$12,289
6/30/2021	$13,058	$13,162	$12,576
7/31/2021	$13,157	$13,263	$12,874
8/31/2021	$13,488	$13,601	$13,266
9/30/2021	$12,930	$13,040	$12,649
10/31/2021	$13,698	$13,816	$13,535
11/30/2021	$13,221	$13,335	$13,441
12/31/2021	$13,759	$13,879	$14,044
1/31/2022	$12,746	$12,857	$13,317
2/28/2022	$12,652	$12,764	$12,918
3/31/2022	$12,973	$13,091	$13,398
4/30/2022	$11,971	$12,083	$12,230
5/31/2022	$11,978	$12,092	$12,252
6/30/2022	$10,782	$10,886	$11,241
7/31/2022	$11,844	$11,960	$12,277
8/31/2022	$11,471	$11,585	$11,776
9/30/2022	$10,406	$10,511	$10,692
10/31/2022	$11,330	$11,444	$11,557
11/30/2022	$12,009	$12,132	$12,203
12/31/2022	$11,358	$11,476	$11,500
1/31/2023	$12,300	$12,429	$12,223
2/28/2023	$12,000	$12,128	$11,925
3/31/2023	$11,812	$11,942	$12,362
4/30/2023	$11,747	$11,879	$12,555
5/31/2023	$11,417	$11,547	$12,610
6/30/2023	$12,367	$12,510	$13,443
7/31/2023	$12,856	$13,006	$13,875
8/31/2023	$12,408	$12,555	$13,654
9/30/2023	$11,781	$11,925	$13,003
10/31/2023	$11,191	$11,329	$12,730
11/30/2023	$12,332	$12,488	$13,892
12/31/2023	$13,284	$13,453	$14,523
1/31/2024	$13,092	$13,262	$14,767
2/29/2024	$13,820	$14,003	$15,556
3/31/2024	$14,418	$14,610	$16,056
4/30/2024	$13,638	$13,821	$15,401
5/31/2024	$14,026	$14,215	$16,164
6/30/2024	$13,928	$14,121	$16,744
7/31/2024	$14,584	$14,786	$16,948
8/31/2024	$14,876	$15,086	$17,359
9/30/2024	$15,204	$15,422	$17,730
10/31/2024	$15,120	$15,339	$17,569
11/30/2024	$16,453	$16,692	$18,600
12/31/2024	$15,293	$15,517	$18,157

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 23, 2020
Class P	15.12%	10.66%
Russell Midcap Index	15.34%	11.05%
S&P 500® Index	25.02%	15.29%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$293,117,095
  # of Portfolio Holdings811
  Total Advisory Fees Paid$471,125
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
21.1%
Consumer, Non-Cyclical
17.3%
Technology
14.4%
Industrial
13.6%
Consumer, Cyclical
12.8%
Utilities
5.5%
Energy
5.4%
Communications
5.1%
Others (each less than 3.0%)
3.8%
Derivatives
0.0%
Other Assets & Liabilities, Net
1.0%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.0%
Derivatives	0.0%
Others (each less than 3.0%)	3.8%
Communications	5.1%
Energy	5.4%
Utilities	5.5%
Consumer, Cyclical	12.8%
Industrial	13.6%
Technology	14.4%
Consumer, Non-Cyclical	17.3%
Financial	21.1%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Growth Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.24%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the information technology, financials and industrials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the utilities, energy and materials and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Small-Cap Growth Index (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,766	$9,772	$9,700
2/28/2015	$10,464	$10,475	$10,257
3/31/2015	$10,649	$10,663	$10,095
4/30/2015	$10,334	$10,349	$10,192
5/31/2015	$10,705	$10,730	$10,323
6/30/2015	$10,847	$10,874	$10,123
7/31/2015	$10,884	$10,918	$10,335
8/31/2015	$10,061	$10,091	$9,712
9/30/2015	$9,437	$9,453	$9,471
10/31/2015	$9,971	$9,990	$10,270
11/30/2015	$10,336	$10,356	$10,301
12/31/2015	$9,840	$9,862	$10,138
1/31/2016	$8,779	$8,793	$9,635
2/29/2016	$8,717	$8,731	$9,622
3/31/2016	$9,383	$9,400	$10,275
4/30/2016	$9,477	$9,494	$10,315
5/31/2016	$9,732	$9,750	$10,500
6/30/2016	$9,685	$9,705	$10,527
7/31/2016	$10,316	$10,339	$10,915
8/31/2016	$10,425	$10,449	$10,931
9/30/2016	$10,571	$10,600	$10,933
10/31/2016	$9,915	$9,941	$10,733
11/30/2016	$10,804	$10,830	$11,131
12/31/2016	$10,950	$10,978	$11,351
1/31/2017	$11,129	$11,156	$11,566
2/28/2017	$11,401	$11,430	$12,025
3/31/2017	$11,535	$11,565	$12,039
4/30/2017	$11,747	$11,778	$12,163
5/31/2017	$11,636	$11,671	$12,334
6/30/2017	$12,034	$12,073	$12,411
7/31/2017	$12,135	$12,176	$12,666
8/31/2017	$12,118	$12,161	$12,705
9/30/2017	$12,775	$12,823	$12,967
10/31/2017	$12,970	$13,022	$13,270
11/30/2017	$13,341	$13,396	$13,677
12/31/2017	$13,353	$13,411	$13,829
1/31/2018	$13,870	$13,934	$14,621
2/28/2018	$13,473	$13,538	$14,082
3/31/2018	$13,665	$13,720	$13,724
4/30/2018	$13,674	$13,733	$13,777
5/31/2018	$14,531	$14,598	$14,108
6/30/2018	$14,640	$14,712	$14,195
7/31/2018	$14,887	$14,965	$14,724
8/31/2018	$15,820	$15,897	$15,203
9/30/2018	$15,447	$15,525	$15,290
10/31/2018	$13,493	$13,560	$14,245
11/30/2018	$13,703	$13,772	$14,535
12/31/2018	$12,095	$12,163	$13,223
1/31/2019	$13,490	$13,568	$14,282
2/28/2019	$14,356	$14,444	$14,741
3/31/2019	$14,157	$14,248	$15,027
4/30/2019	$14,587	$14,682	$15,636
5/31/2019	$13,502	$13,593	$14,642
6/30/2019	$14,537	$14,640	$15,674
7/31/2019	$14,676	$14,783	$15,899
8/31/2019	$14,039	$14,145	$15,648
9/30/2019	$13,929	$14,029	$15,940
10/31/2019	$14,321	$14,428	$16,286
11/30/2019	$15,159	$15,278	$16,877
12/31/2019	$15,501	$15,628	$17,386
1/31/2020	$15,325	$15,456	$17,379
2/29/2020	$14,216	$14,340	$15,949
3/31/2020	$11,529	$11,601	$13,979
4/30/2020	$13,243	$13,329	$15,771
5/31/2020	$14,489	$14,589	$16,522
6/30/2020	$15,044	$15,149	$16,850
7/31/2020	$15,560	$15,670	$17,801
8/31/2020	$16,470	$16,589	$19,080
9/30/2020	$16,112	$16,234	$18,355
10/31/2020	$16,238	$16,357	$17,867
11/30/2020	$19,101	$19,241	$19,823
12/31/2020	$20,882	$21,040	$20,585
1/31/2021	$21,890	$22,054	$20,377
2/28/2021	$22,612	$22,782	$20,939
3/31/2021	$21,902	$22,066	$21,856
4/30/2021	$22,376	$22,547	$23,022
5/31/2021	$21,747	$21,903	$23,183
6/30/2021	$22,754	$22,930	$23,724
7/31/2021	$21,923	$22,095	$24,288
8/31/2021	$22,318	$22,496	$25,026
9/30/2021	$21,462	$21,634	$23,863
10/31/2021	$22,459	$22,647	$25,534
11/30/2021	$21,360	$21,541	$25,357
12/31/2021	$21,458	$21,636	$26,494
1/31/2022	$18,594	$18,736	$25,123
2/28/2022	$18,672	$18,818	$24,371
3/31/2022	$18,754	$18,904	$25,276
4/30/2022	$16,451	$16,585	$23,071
5/31/2022	$16,137	$16,272	$23,114
6/30/2022	$15,128	$15,264	$21,206
7/31/2022	$16,821	$16,973	$23,161
8/31/2022	$16,663	$16,814	$22,217
9/30/2022	$15,161	$15,301	$20,170
10/31/2022	$16,598	$16,754	$21,804
11/30/2022	$16,864	$17,026	$23,022
12/31/2022	$15,780	$15,933	$21,696
1/31/2023	$17,347	$17,518	$23,059
2/28/2023	$17,155	$17,329	$22,496
3/31/2023	$16,724	$16,901	$23,322
4/30/2023	$16,525	$16,705	$23,686
5/31/2023	$16,524	$16,708	$23,789
6/30/2023	$17,888	$18,093	$25,361
7/31/2023	$18,711	$18,939	$26,176
8/31/2023	$17,734	$17,953	$25,759
9/30/2023	$16,560	$16,769	$24,531
10/31/2023	$15,281	$15,476	$24,015
11/30/2023	$16,669	$16,885	$26,208
12/31/2023	$18,660	$18,906	$27,399
1/31/2024	$18,057	$18,300	$27,859
2/29/2024	$19,516	$19,787	$29,347
3/31/2024	$20,058	$20,340	$30,291
4/30/2024	$18,512	$18,774	$29,054
5/31/2024	$19,501	$19,779	$30,494
6/30/2024	$19,462	$19,746	$31,589
7/31/2024	$21,048	$21,363	$31,973
8/31/2024	$20,807	$21,126	$32,749
9/30/2024	$21,081	$21,407	$33,448
10/31/2024	$20,800	$21,123	$33,145
11/30/2024	$23,346	$23,713	$35,090
12/31/2024	$21,421	$21,772	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	14.80%	6.68%	7.92%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$91,621,264
  # of Portfolio Holdings1,096
  Total Advisory Fees Paid$113,307
  Portfolio Turnover Rate57%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
30.5%
Industrial
20.2%
Technology
16.5%
Consumer, Cyclical
10.1%
Financial
9.7%
Communications
4.5%
Basic Materials
3.0%
Energy
3.0%
Others (each less than 3.0%)
1.9%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.6%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	1.9%
Energy	3.0%
Basic Materials	3.0%
Communications	4.5%
Financial	9.7%
Consumer, Cyclical	10.1%
Technology	16.5%
Industrial	20.2%
Consumer, Non-Cyclical	30.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Value Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Russell 2000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were the financials, industrials and information technology sectors

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the health care, energy and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash and security mis-weights.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Small-Cap Value Index (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,585	$9,584	$9,700
2/28/2015	$10,034	$10,029	$10,257
3/31/2015	$10,203	$10,198	$10,095
4/30/2015	$9,979	$9,980	$10,192
5/31/2015	$10,066	$10,063	$10,323
6/30/2015	$10,082	$10,076	$10,123
7/31/2015	$9,806	$9,798	$10,335
8/31/2015	$9,320	$9,317	$9,712
9/30/2015	$8,991	$8,994	$9,471
10/31/2015	$9,494	$9,498	$10,270
11/30/2015	$9,765	$9,768	$10,301
12/31/2015	$9,250	$9,253	$10,138
1/31/2016	$8,623	$8,632	$9,635
2/29/2016	$8,679	$8,690	$9,622
3/31/2016	$9,397	$9,411	$10,275
4/30/2016	$9,595	$9,610	$10,315
5/31/2016	$9,768	$9,786	$10,500
6/30/2016	$9,798	$9,816	$10,527
7/31/2016	$10,325	$10,346	$10,915
8/31/2016	$10,575	$10,603	$10,931
9/30/2016	$10,656	$10,686	$10,933
10/31/2016	$10,307	$10,335	$10,733
11/30/2016	$11,674	$11,707	$11,131
12/31/2016	$12,150	$12,190	$11,351
1/31/2017	$12,062	$12,103	$11,566
2/28/2017	$12,234	$12,278	$12,025
3/31/2017	$12,129	$12,174	$12,039
4/30/2017	$12,177	$12,222	$12,163
5/31/2017	$11,792	$11,842	$12,334
6/30/2017	$12,202	$12,256	$12,411
7/31/2017	$12,277	$12,333	$12,666
8/31/2017	$11,973	$12,030	$12,705
9/30/2017	$12,818	$12,882	$12,967
10/31/2017	$12,831	$12,899	$13,270
11/30/2017	$13,197	$13,272	$13,677
12/31/2017	$13,072	$13,146	$13,829
1/31/2018	$13,233	$13,308	$14,621
2/28/2018	$12,572	$12,642	$14,082
3/31/2018	$12,735	$12,799	$13,724
4/30/2018	$12,950	$13,020	$13,777
5/31/2018	$13,703	$13,778	$14,108
6/30/2018	$13,782	$13,861	$14,195
7/31/2018	$14,021	$14,106	$14,724
8/31/2018	$14,356	$14,442	$15,203
9/30/2018	$13,997	$14,084	$15,290
10/31/2018	$12,739	$12,823	$14,245
11/30/2018	$12,942	$13,029	$14,535
12/31/2018	$11,377	$11,455	$13,223
1/31/2019	$12,618	$12,707	$14,282
2/28/2019	$13,107	$13,201	$14,741
3/31/2019	$12,726	$12,821	$15,027
4/30/2019	$13,204	$13,306	$15,636
5/31/2019	$12,123	$12,219	$14,642
6/30/2019	$12,892	$12,997	$15,674
7/31/2019	$12,911	$13,018	$15,899
8/31/2019	$12,187	$12,291	$15,648
9/30/2019	$12,806	$12,923	$15,940
10/31/2019	$13,113	$13,236	$16,286
11/30/2019	$13,418	$13,545	$16,877
12/31/2019	$13,887	$14,020	$17,386
1/31/2020	$13,138	$13,263	$17,379
2/29/2020	$11,862	$11,975	$15,949
3/31/2020	$8,982	$9,020	$13,979
4/30/2020	$10,078	$10,133	$15,771
5/31/2020	$10,374	$10,424	$16,522
6/30/2020	$10,662	$10,726	$16,850
7/31/2020	$10,879	$10,947	$17,801
8/31/2020	$11,467	$11,536	$19,080
9/30/2020	$10,932	$11,000	$18,355
10/31/2020	$11,319	$11,393	$17,867
11/30/2020	$13,503	$13,593	$19,823
12/31/2020	$14,570	$14,669	$20,585
1/31/2021	$15,338	$15,441	$20,377
2/28/2021	$16,776	$16,892	$20,939
3/31/2021	$17,674	$17,775	$21,856
4/30/2021	$18,026	$18,134	$23,022
5/31/2021	$18,564	$18,698	$23,183
6/30/2021	$18,435	$18,585	$23,724
7/31/2021	$17,778	$17,920	$24,288
8/31/2021	$18,239	$18,400	$25,026
9/30/2021	$17,868	$18,031	$23,863
10/31/2021	$18,548	$18,719	$25,534
11/30/2021	$17,908	$18,079	$25,357
12/31/2021	$18,635	$18,816	$26,494
1/31/2022	$17,536	$17,719	$25,123
2/28/2022	$17,823	$18,013	$24,371
3/31/2022	$18,164	$18,365	$25,276
4/30/2022	$16,748	$16,940	$23,071
5/31/2022	$17,062	$17,265	$23,114
6/30/2022	$15,373	$15,559	$21,206
7/31/2022	$16,857	$17,066	$23,161
8/31/2022	$16,323	$16,526	$22,217
9/30/2022	$14,655	$14,842	$20,170
10/31/2022	$16,496	$16,711	$21,804
11/30/2022	$16,994	$17,221	$23,022
12/31/2022	$15,876	$16,091	$21,696
1/31/2023	$17,396	$17,627	$23,059
2/28/2023	$16,994	$17,220	$22,496
3/31/2023	$15,769	$15,986	$23,322
4/30/2023	$15,372	$15,587	$23,686
5/31/2023	$15,067	$15,280	$23,789
6/30/2023	$16,250	$16,494	$25,361
7/31/2023	$17,458	$17,739	$26,176
8/31/2023	$16,608	$16,885	$25,759
9/30/2023	$15,738	$16,006	$24,531
10/31/2023	$14,797	$15,051	$24,015
11/30/2023	$16,124	$16,406	$26,208
12/31/2023	$18,128	$18,448	$27,399
1/31/2024	$17,301	$17,610	$27,859
2/29/2024	$17,865	$18,186	$29,347
3/31/2024	$18,640	$18,983	$30,291
4/30/2024	$17,449	$17,774	$29,054
5/31/2024	$18,261	$18,605	$30,494
6/30/2024	$17,951	$18,291	$31,589
7/31/2024	$20,126	$20,520	$31,973
8/31/2024	$19,740	$20,135	$32,749
9/30/2024	$19,753	$20,148	$33,448
10/31/2024	$19,434	$19,833	$33,145
11/30/2024	$21,307	$21,746	$35,090
12/31/2024	$19,514	$19,934	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	7.64%	7.04%	6.91%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2024

  Total Net Assets$153,135,909
  # of Portfolio Holdings1,397
  Total Advisory Fees Paid$138,830
  Portfolio Turnover Rate39%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
38.9%
Consumer, Non-Cyclical
13.9%
Industrial
11.3%
Consumer, Cyclical
11.3%
Energy
7.0%
Utilities
5.0%
Communications
3.9%
Basic Materials
3.4%
Technology
3.1%
Others (each less than 3.0%)
1.5%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.7%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	1.5%
Technology	3.1%
Basic Materials	3.4%
Communications	3.9%
Utilities	5.0%
Energy	7.0%
Consumer, Cyclical	11.3%
Industrial	11.3%
Consumer, Non-Cyclical	13.9%
Financial	38.9%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Emerging Markets Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$79	0.77%

What affected Fund performance during the reporting period?

As an index fund, one of the key difference between the Fund’s performance and that of its benchmark index is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ Contributors to the performance for the benchmark index were Taiwan and China at a country level and the following holdings:  semiconductor company Taiwan Semiconductor (Taiwan) and technology company Tencent Holdings (China).

Top detractors from performance:

- Detractors to performance for the benchmark index  were South Korea and Brazil at a country level and the following holdings: electronics company Samsung Electronics (South Korea) and online retailer PDD Holdings (China).

- In addition to Fund fees and expenses, a detractor from relative performance was the removal of Russian securities from the benchmark index.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Emerging Markets Index (Class P)	MSCI Emerging Markets Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,078	$10,060
2/28/2015	$10,369	$10,371
3/31/2015	$10,148	$10,224
4/30/2015	$10,804	$11,010
5/31/2015	$10,390	$10,569
6/30/2015	$10,106	$10,295
7/31/2015	$9,455	$9,581
8/31/2015	$8,673	$8,715
9/30/2015	$8,456	$8,452
10/31/2015	$8,950	$9,055
11/30/2015	$8,637	$8,702
12/31/2015	$8,404	$8,508
1/31/2016	$8,049	$7,956
2/29/2016	$7,988	$7,943
3/31/2016	$9,043	$8,994
4/30/2016	$9,099	$9,043
5/31/2016	$8,728	$8,706
6/30/2016	$9,197	$9,054
7/31/2016	$9,681	$9,509
8/31/2016	$9,784	$9,746
9/30/2016	$9,911	$9,871
10/31/2016	$9,923	$9,895
11/30/2016	$9,394	$9,439
12/31/2016	$9,406	$9,460
1/31/2017	$9,958	$9,978
2/28/2017	$10,292	$10,283
3/31/2017	$10,626	$10,543
4/30/2017	$10,825	$10,774
5/31/2017	$11,129	$11,092
6/30/2017	$11,239	$11,204
7/31/2017	$11,844	$11,872
8/31/2017	$12,094	$12,136
9/30/2017	$11,981	$12,088
10/31/2017	$12,382	$12,512
11/30/2017	$12,418	$12,537
12/31/2017	$12,838	$12,987
1/31/2018	$13,804	$14,069
2/28/2018	$13,141	$13,421
3/31/2018	$13,092	$13,171
4/30/2018	$12,918	$13,113
5/31/2018	$12,389	$12,648
6/30/2018	$11,862	$12,123
7/31/2018	$12,303	$12,389
8/31/2018	$12,017	$12,054
9/30/2018	$11,864	$11,990
10/31/2018	$10,862	$10,946
11/30/2018	$11,335	$11,397
12/31/2018	$11,070	$11,094
1/31/2019	$11,964	$12,066
2/28/2019	$11,849	$12,094
3/31/2019	$11,965	$12,195
4/30/2019	$12,138	$12,452
5/31/2019	$11,425	$11,548
6/30/2019	$12,067	$12,269
7/31/2019	$11,735	$12,119
8/31/2019	$11,242	$11,528
9/30/2019	$11,553	$11,748
10/31/2019	$12,023	$12,244
11/30/2019	$11,967	$12,227
12/31/2019	$12,813	$13,139
1/31/2020	$12,022	$12,526
2/29/2020	$11,436	$11,866
3/31/2020	$9,312	$10,038
4/30/2020	$10,289	$10,958
5/31/2020	$10,469	$11,042
6/30/2020	$11,146	$11,853
7/31/2020	$12,051	$12,913
8/31/2020	$12,179	$13,198
9/30/2020	$12,081	$12,986
10/31/2020	$12,257	$13,254
11/30/2020	$13,501	$14,480
12/31/2020	$14,577	$15,544
1/31/2021	$14,879	$16,021
2/28/2021	$15,228	$16,143
3/31/2021	$15,279	$15,899
4/30/2021	$15,536	$16,295
5/31/2021	$15,773	$16,673
6/30/2021	$15,978	$16,702
7/31/2021	$14,872	$15,578
8/31/2021	$15,205	$15,986
9/30/2021	$14,584	$15,350
10/31/2021	$14,737	$15,502
11/30/2021	$14,126	$14,870
12/31/2021	$14,376	$15,149
1/31/2022	$14,341	$14,862
2/28/2022	$13,681	$14,418
3/31/2022	$13,012	$14,092
4/30/2022	$12,259	$13,308
5/31/2022	$12,388	$13,367
6/30/2022	$11,663	$12,479
7/31/2022	$11,611	$12,448
8/31/2022	$11,527	$12,500
9/30/2022	$10,191	$11,035
10/31/2022	$9,913	$10,692
11/30/2022	$11,495	$12,278
12/31/2022	$11,191	$12,105
1/31/2023	$12,165	$13,061
2/28/2023	$11,306	$12,214
3/31/2023	$11,653	$12,584
4/30/2023	$11,552	$12,442
5/31/2023	$11,295	$12,233
6/30/2023	$11,753	$12,697
7/31/2023	$12,478	$13,488
8/31/2023	$11,654	$12,657
9/30/2023	$11,322	$12,326
10/31/2023	$10,931	$11,847
11/30/2023	$11,751	$12,795
12/31/2023	$12,175	$13,295
1/31/2024	$11,611	$12,678
2/29/2024	$12,169	$13,281
3/31/2024	$12,483	$13,610
4/30/2024	$12,462	$13,671
5/31/2024	$12,651	$13,748
6/30/2024	$13,033	$14,290
7/31/2024	$13,124	$14,333
8/31/2024	$13,260	$14,564
9/30/2024	$14,030	$15,537
10/31/2024	$13,490	$14,846
11/30/2024	$13,112	$14,312
12/31/2024	$12,963	$14,293

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.47%	0.23%	2.63%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$80,525,195
  # of Portfolio Holdings1,297
  Total Advisory Fees Paid$161,022
  Portfolio Turnover Rate40%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	3.0%
Basic Materials	4.8%
Energy	4.8%
Consumer, Cyclical	8.1%
Industrial	8.1%
Consumer, Non-Cyclical	8.3%
Communications	16.1%
Technology	20.6%
Financial	25.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Derivatives	(0.1%)
Others (each less than 3.0%)	15.9%
Brazil	4.0%
Saudi Arabia	4.1%
South Korea	8.9%
India	19.3%
Taiwan	19.3%
China	27.5%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD International Large-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.24%

What affected Fund performance during the reporting period?

As an index fund, one of the key difference between the Fund’s performance and that of its benchmark index, the MSCI World ex USA Large Cap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index were Japan and Canada at a country level, and the following holdings: software company SAP SE (Germany) and conglomerate Hitachi Ltd (Japan).

+ An additional contributor to relative performance was a withholding tax benefit due to different tax methodology between the Fund and its benchmark index.

Top detractors from performance:

- Key detractors to performance for the benchmark index were Denmark and France at a country level, and the following holdings: food and drink company Nestle (Switzerland) and pharmaceutical company Novo Nordisk (Denmark).

- In addition to Fund fees and expenses, a detractor from relative performance was the performance of derivatives utilized to equitize daily cash flows.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principle investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index as well as to the returns of a broad-based securities market index that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD International Large-Cap Index (Class P)	MSCI World ex USA Large Cap Index	MSCI EAFE Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,001	$9,946	$10,049
2/28/2015	$10,599	$10,539	$10,650
3/31/2015	$10,429	$10,369	$10,488
4/30/2015	$10,890	$10,818	$10,916
5/31/2015	$10,835	$10,709	$10,860
6/30/2015	$10,524	$10,397	$10,552
7/31/2015	$10,612	$10,574	$10,772
8/31/2015	$9,862	$9,769	$9,979
9/30/2015	$9,411	$9,253	$9,472
10/31/2015	$10,007	$9,953	$10,213
11/30/2015	$9,924	$9,778	$10,054
12/31/2015	$9,686	$9,589	$9,919
1/31/2016	$9,159	$8,928	$9,201
2/29/2016	$8,904	$8,770	$9,033
3/31/2016	$9,525	$9,339	$9,620
4/30/2016	$9,775	$9,644	$9,899
5/31/2016	$9,721	$9,539	$9,809
6/30/2016	$9,491	$9,267	$9,480
7/31/2016	$9,888	$9,696	$9,960
8/31/2016	$9,949	$9,720	$9,967
9/30/2016	$10,080	$9,826	$10,090
10/31/2016	$9,882	$9,663	$9,883
11/30/2016	$9,746	$9,514	$9,687
12/31/2016	$9,991	$9,846	$10,018
1/31/2017	$10,356	$10,114	$10,308
2/28/2017	$10,442	$10,233	$10,456
3/31/2017	$10,729	$10,503	$10,744
4/30/2017	$10,973	$10,700	$11,017
5/31/2017	$11,298	$11,052	$11,421
6/30/2017	$11,365	$11,063	$11,401
7/31/2017	$11,698	$11,385	$11,730
8/31/2017	$11,722	$11,365	$11,726
9/30/2017	$12,004	$11,670	$12,017
10/31/2017	$12,199	$11,815	$12,200
11/30/2017	$12,303	$11,935	$12,328
12/31/2017	$12,496	$12,133	$12,526
1/31/2018	$13,111	$12,703	$13,154
2/28/2018	$12,444	$12,085	$12,560
3/31/2018	$12,346	$11,858	$12,334
4/30/2018	$12,540	$12,157	$12,615
5/31/2018	$12,344	$11,887	$12,332
6/30/2018	$12,166	$11,776	$12,181
7/31/2018	$12,489	$12,092	$12,481
8/31/2018	$12,227	$11,834	$12,240
9/30/2018	$12,323	$11,956	$12,346
10/31/2018	$11,294	$11,058	$11,364
11/30/2018	$11,312	$11,081	$11,349
12/31/2018	$10,691	$10,513	$10,798
1/31/2019	$11,485	$11,240	$11,508
2/28/2019	$11,748	$11,534	$11,801
3/31/2019	$11,805	$11,597	$11,876
4/30/2019	$12,168	$11,928	$12,210
5/31/2019	$11,491	$11,378	$11,623
6/30/2019	$12,180	$12,054	$12,313
7/31/2019	$11,927	$11,905	$12,157
8/31/2019	$11,689	$11,600	$11,842
9/30/2019	$12,051	$11,936	$12,181
10/31/2019	$12,449	$12,294	$12,619
11/30/2019	$12,627	$12,425	$12,761
12/31/2019	$13,009	$12,825	$13,176
1/31/2020	$12,638	$12,589	$12,900
2/29/2020	$11,677	$11,485	$11,734
3/31/2020	$9,842	$9,941	$10,168
4/30/2020	$10,588	$10,571	$10,825
5/31/2020	$11,178	$10,974	$11,296
6/30/2020	$11,534	$11,382	$11,681
7/31/2020	$11,788	$11,672	$11,953
8/31/2020	$12,408	$12,228	$12,568
9/30/2020	$12,131	$11,855	$12,241
10/31/2020	$11,695	$11,362	$11,752
11/30/2020	$13,395	$13,130	$13,574
12/31/2020	$14,082	$13,710	$14,205
1/31/2021	$13,911	$13,541	$14,054
2/28/2021	$14,294	$13,937	$14,369
3/31/2021	$14,749	$14,302	$14,700
4/30/2021	$15,194	$14,743	$15,142
5/31/2021	$15,841	$15,299	$15,636
6/30/2021	$15,630	$15,148	$15,460
7/31/2021	$15,733	$15,236	$15,576
8/31/2021	$15,947	$15,473	$15,851
9/30/2021	$15,460	$15,058	$15,391
10/31/2021	$16,038	$15,548	$15,769
11/30/2021	$15,319	$14,824	$15,035
12/31/2021	$16,081	$15,613	$15,805
1/31/2022	$15,633	$15,035	$15,042
2/28/2022	$15,181	$14,774	$14,776
3/31/2022	$15,286	$14,971	$14,871
4/30/2022	$14,293	$14,007	$13,909
5/31/2022	$14,606	$14,160	$14,013
6/30/2022	$13,296	$12,850	$12,713
7/31/2022	$13,939	$13,461	$13,346
8/31/2022	$13,143	$12,829	$12,712
9/30/2022	$11,964	$11,692	$11,523
10/31/2022	$12,707	$12,354	$12,143
11/30/2022	$14,365	$13,693	$13,510
12/31/2022	$14,034	$13,616	$13,521
1/31/2023	$15,234	$14,719	$14,616
2/28/2023	$14,727	$14,365	$14,311
3/31/2023	$15,205	$14,722	$14,666
4/30/2023	$15,644	$15,153	$15,080
5/31/2023	$15,009	$14,498	$14,442
6/30/2023	$15,758	$15,240	$15,099
7/31/2023	$16,130	$15,669	$15,587
8/31/2023	$15,491	$15,052	$14,990
9/30/2023	$14,948	$14,560	$14,478
10/31/2023	$14,508	$13,996	$13,891
11/30/2023	$15,762	$15,298	$15,181
12/31/2023	$16,594	$16,106	$15,987
1/31/2024	$16,550	$16,217	$16,079
2/29/2024	$17,027	$16,525	$16,373
3/31/2024	$17,607	$17,084	$16,912
4/30/2024	$17,040	$16,642	$16,479
5/31/2024	$17,898	$17,278	$17,117
6/30/2024	$17,555	$17,035	$16,841
7/31/2024	$18,074	$17,529	$17,335
8/31/2024	$18,707	$18,119	$17,899
9/30/2024	$18,823	$18,267	$18,064
10/31/2024	$17,868	$17,354	$17,082
11/30/2024	$17,901	$17,342	$16,985
12/31/2024	$17,327	$16,884	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	4.42%	5.90%	5.65%
MSCI World ex USA Large Cap Index	4.83%	5.65%	5.38%
MSCI EAFE Index	3.82%	4.73%	5.20%

Key Fund Statistics as of December 31, 2024

  Total Net Assets$722,237,591
  # of Portfolio Holdings344
  Total Advisory Fees Paid$1,048,435
  Portfolio Turnover Rate13%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	2.7%
Basic Materials	5.1%
Communications	5.2%
Energy	5.6%
Technology	7.0%
Industrial	12.7%
Consumer, Cyclical	12.8%
Consumer, Non-Cyclical	22.3%
Financial	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Derivatives	(0.0%)
Others (each less than 3.0%)	15.6%
Netherlands	3.9%
Switzerland	5.4%
Australia	6.1%
Germany	8.4%
France	9.1%
United States	9.7%
United Kingdom	9.9%
Canada	11.7%
Japan	19.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more complete information, you may review the Fund’s

May 1, 2024 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2025 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

          * Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 99 to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that Paul A. Keller, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation does not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor does it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition. Mr. Keller is a retired partner of PricewaterhouseCoopers LLP.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate audit fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2024 and 2023 were $1,900,000 and $1,668,000, respectively.

Audit-Related Fees

(b) For the fiscal years ended December 31, 2024 and December 31, 2023 there were no audit-related fees.

Tax Fees

(c) The aggregate tax fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2024 and 2023 were $312,141 and $167,100, respectively.

All Other Fees

(d) There were no other fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2024 and 2023.

(e)(l) The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor as outlined below in order to assure that the provision of such services does not impair the auditor’s independence:

A. Pre-Approval Requirements for Services to Registrant. Before the Auditor is engaged by the Registrant to render audit related or permissible non-audit services, either:

(i)	The Audit Committee shall pre-approve such engagement; or
(ii)	Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee hereby delegates authority to its Chairperson, and may delegate to one or more of its other members, the authority to grant pre-approvals. In the event of a pre-approval by the Chairperson or other authorized member of the Audit Committee, the person to whom authority is delegated under this Section shall report on such pre-approval to the full Audit Committee at its next regularly scheduled meeting.
(iii)	De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Registrant other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Registrant constitutes not more than 5 percent of the total amount of revenues paid by the Registrant to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the

Registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

B. Pre-Approval of Non-Audit Services Provided to the Adviser and Others. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity in the investment company complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant. Investment company complex means the Pacific Select Fund, the Pacific Funds Series Trust, the Adviser and any entity controlled by or under common control with the Adviser if such entity is an investment adviser or is engaged in the business of providing administrative, custodian, underwriting or transfer agent services to the Trusts or the Adviser.

(i)	De Minimis Exception: The De Minimis exceptions set forth above under Section (e)(1)A.(iii) apply to pre-approvals under this Section (e)(1)B. as well, except that the “total amount of revenues” calculation for this Section’s (e)(l)B. services is based on the total amount of revenues paid to the Auditor by the Registrant and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

C. Pre-Approval of Program and Subscription Services Provided to the Registrants and their Affiliates. The Audit Committee is deemed to have pre-approved Program and Subscription Services (“Programs’’) provided to the Registrant and their affiliates, entities within the Registrant’s investment company complex or their affiliates, including employees of Pacific Life and Pacific Life Fund Advisors LLC (collectively, “Fund Persons”) so long as: (1) such Programs are free to Fund Persons or if there is a charge, Fund Persons pay: (a) the going rate for such Programs, or (b) the Fund Persons receive a discount of $500 or less; or (2) the Program is approved under or covered by and in compliance with the policies and/or procedures of Pacific Life’s Audit Committee with respect to the provision of educational services by the Auditor or other parties. Any Programs that do not meet the above criteria require approval by the Audit Committee, its Chairperson or other delegates as provided in Section (e)(l)A.(iii). Programs are educational programs and seminars provided by the Auditor or its affiliates and include live programs, webcasts, podcasts, websites, database subscriptions, checklists, research reports, local office seminars, Debrief webcast series, Technical library and similar or related items. Any Programs that do not meet the above criteria require approval by the Audit Committee, its Chairperson or other delegates as provided in this Section.

(e)(2) No services included in (b)-(c) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. There were no service rendered included in (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the years ended December 31, 2024 and 2023 by the Registrant’s principal accountant for non- audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $2,481,141 and $1,886,665, respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PACIFIC SELECT FUND
Annual Financial Statements and Financial Highlights
Table OF contents
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements:

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.7%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 560,000 $ 524,214
6.165% due 07/15/27  40,000 40,610
Mosaic Co.
4.050% due 11/15/27  600,000 588,389
1,153,213
Communications - 1.5%
AT&T, Inc.
1.700% due 03/25/26  500,000 482,279
2.950% due 07/15/26  60,000 58,518
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  560,000 533,884
Discovery Communications LLC
3.950% due 03/20/28  600,000 568,355
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 57,986
3.200% due 03/15/27  600,000 579,750
3.625% due 12/15/25  600,000 593,354
T-Mobile USA, Inc.
2.625% due 04/15/26  75,000 73,143
2,947,269
Consumer, Cyclical - 2.6%
AutoZone, Inc.
3.125% due 04/21/26  60,000 58,825
5.050% due 07/15/26  600,000 603,861
Ford Motor Credit Co. LLC
5.800% due 03/05/27  600,000 605,809
5.850% due 05/17/27  1,200,000 1,213,196
6.950% due 06/10/26  200,000 204,658
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 95,364
2.350% due 02/26/27  900,000 853,288
5.400% due 05/08/27  80,000 80,855
6.000% due 01/09/28  780,000 800,638
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 540,716
5.650% due 06/26/26 ~ 80,000 80,819
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,166
5,195,195
Consumer, Non-Cyclical - 3.5%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  660,000 643,758
4.700% due 04/02/27  100,000 99,622
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  680,000 654,539
Centene Corp.
4.250% due 12/15/27  660,000 639,836
Cigna Group
3.400% due 03/01/27  780,000 758,646
CVS Health Corp.
1.300% due 08/21/27  500,000 453,212
2.875% due 06/01/26  580,000 563,570
6.250% due 06/01/27  500,000 513,016
a
Principal
Amount Value
HCA, Inc.
3.125% due 03/15/27  $ 660,000 $ 635,217
4.500% due 02/15/27  80,000 79,272
5.200% due 06/01/28  80,000 80,222
Humana, Inc.
1.350% due 02/03/27  20,000 18,608
3.950% due 03/15/27  600,000 588,711
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  660,000 627,309
5.125% due 02/01/28  480,000 477,003
6,832,541
Energy - 4.8%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  560,000 548,289
5.000% due 12/15/29 ~ 20,000 19,786
DCP Midstream Operating LP
5.625% due 07/15/27  258,000 262,109
Diamondback Energy, Inc.
5.200% due 04/18/27  660,000 666,438
Enbridge, Inc. (Canada)
5.250% due 04/05/27  40,000 40,484
5.300% due 04/05/29  640,000 646,788
5.900% due 11/15/26  600,000 612,181
Energy Transfer LP
3.900% due 07/15/26  500,000 493,802
4.000% due 10/01/27  600,000 587,014
4.200% due 04/15/27  80,000 78,961
4.400% due 03/15/27  600,000 594,465
6.050% due 12/01/26  60,000 61,323
EQT Corp.
3.125% due 05/15/26 ~ 80,000 77,970
3.900% due 10/01/27  860,000 836,804
Hess Corp.
4.300% due 04/01/27  680,000 673,248
MPLX LP
1.750% due 03/01/26  600,000 579,580
Northwest Pipeline LLC
4.000% due 04/01/27  680,000 667,803
Occidental Petroleum Corp.
5.000% due 08/01/27  600,000 601,233
ONEOK, Inc.
4.000% due 07/13/27  600,000 589,497
4.250% due 09/24/27  720,000 709,640
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,736
9,427,151
Financial - 26.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 613,451
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 629,256
3.650% due 07/21/27  600,000 582,337
6.100% due 01/15/27  500,000 511,469
6.450% due 04/15/27  150,000 154,700
Ally Financial, Inc.
4.750% due 06/09/27  680,000 675,587
7.100% due 11/15/27  330,000 348,377
American Express Co.
5.098% due 02/16/28  640,000 643,803
5.389% due 07/28/27  40,000 40,446

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.338% due 10/30/26  $ 600,000 $ 607,653
American Tower Corp.
3.375% due 10/15/26  500,000 488,751
3.600% due 01/15/28  540,000 519,736
Aon North America, Inc.
5.125% due 03/01/27  600,000 604,296
ARES Capital Corp.
2.150% due 07/15/26  600,000 574,112
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 61,000 61,012
Arthur J Gallagher & Co.
4.600% due 12/15/27  185,000 184,337
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 571,886
4.860% due 08/27/26 ~ 500,000 499,742
5.516% due 03/25/27 ~ 120,000 121,448
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 96,771
4.950% due 01/15/28 ~ 623,000 617,589
6.375% due 05/04/28 ~ 500,000 514,121
Bank of America Corp.
1.658% due 03/11/27  680,000 655,389
3.559% due 04/23/27  660,000 649,596
3.824% due 01/20/28  680,000 666,450
4.948% due 07/22/28  80,000 80,183
5.819% due 09/15/29  540,000 553,478
5.933% due 09/15/27  660,000 671,923
Bank of Montreal (Canada)
4.567% due 09/10/27  720,000 718,019
5.266% due 12/11/26  600,000 607,173
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  720,000 712,858
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 190,277
4.837% due 09/10/28  600,000 596,521
5.674% due 03/12/28  600,000 607,692
5.829% due 05/09/27  700,000 707,657
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,457
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 500,000 476,350
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,268
Capital One Financial Corp.
1.878% due 11/02/27  560,000 529,472
5.468% due 02/01/29  540,000 543,921
7.149% due 10/29/27  570,000 591,662
Citigroup, Inc.
1.122% due 01/28/27  680,000 653,184
1.462% due 06/09/27  680,000 647,667
3.070% due 02/24/28  600,000 577,196
Corebridge Financial, Inc.
3.650% due 04/05/27  660,000 641,810
Corebridge Global Funding
5.750% due 07/02/26 ~ 560,000 568,279
Crown Castle, Inc.
1.050% due 07/15/26  500,000 472,729
3.700% due 06/15/26  600,000 590,619
4.000% due 03/01/27  560,000 550,615
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 600,000 567,689
5.427% due 03/01/28 ~ 200,000 201,791
a
Principal
Amount Value
Deutsche Bank AG (Germany)
2.311% due 11/16/27  $ 600,000 $ 570,496
5.371% due 09/09/27  600,000 608,947
5.706% due 02/08/28  150,000 151,628
7.146% due 07/13/27  150,000 154,621
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,016
1.400% due 08/27/27 ~ 60,000 55,011
4.875% due 11/19/27 ~ 600,000 600,725
Goldman Sachs Bank USA
5.283% due 03/18/27  560,000 563,278
Goldman Sachs Group, Inc.
1.948% due 10/21/27  560,000 531,545
2.640% due 02/24/28  560,000 534,181
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  800,000 811,854
7.390% due 11/03/28  800,000 848,063
Huntington Bancshares, Inc.
4.000% due 05/15/25  300,000 299,190
4.443% due 08/04/28  130,000 128,693
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 193,297
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,601
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 75,707
1.578% due 04/22/27  680,000 653,130
2.069% due 06/01/29  770,000 699,947
2.182% due 06/01/28  680,000 638,863
2.947% due 02/24/28  500,000 481,028
5.012% due 01/23/30  580,000 579,578
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  600,000 605,163
5.985% due 08/07/27  800,000 812,044
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  800,000 761,741
5.414% due 09/13/28  600,000 608,355
Morgan Stanley
1.512% due 07/20/27  590,000 560,885
1.593% due 05/04/27  680,000 651,984
3.591% due 07/22/28 § 680,000 655,970
3.772% due 01/24/29  680,000 656,004
5.656% due 04/18/30  640,000 651,680
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 190,894
3.073% due 05/22/28  600,000 574,035
5.516% due 09/30/28  600,000 607,762
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  560,000 553,375
PNC Financial Services Group, Inc.
5.300% due 01/21/28  660,000 665,754
6.615% due 10/20/27  700,000 721,311
Royal Bank of Canada (Canada)
5.069% due 07/23/27  680,000 683,274
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 38,842
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 590,230
4.568% due 12/17/26  600,000 598,630
5.264% due 12/11/26  40,000 40,435
5.532% due 07/17/26  40,000 40,491

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Truist Financial Corp.
1.125% due 08/03/27  $ 700,000 $ 637,772
1.267% due 03/02/27  109,000 104,566
4.873% due 01/26/29  60,000 59,704
5.435% due 01/24/30  80,000 80,735
6.047% due 06/08/27  730,000 742,161
U.S. Bancorp
3.100% due 04/27/26  50,000 48,954
6.787% due 10/26/27  660,000 682,456
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 603,617
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 192,404
6.442% due 08/11/28 ~ 600,000 620,125
VICI Properties LP
4.750% due 02/15/28  640,000 635,068
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,363
Wells Fargo & Co.
2.393% due 06/02/28  580,000 546,395
3.196% due 06/17/27  600,000 586,323
3.526% due 03/24/28  520,000 504,505
5.707% due 04/22/28  80,000 81,326
6.303% due 10/23/29  660,000 687,042
Western Union Co.
1.350% due 03/15/26  60,000 57,391
52,345,970
Industrial - 1.3%
Boeing Co.
2.196% due 02/04/26  600,000 582,217
6.259% due 05/01/27  70,000 71,684
CNH Industrial Capital LLC
1.450% due 07/15/26  60,000 57,097
4.500% due 10/08/27  600,000 594,678
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 667,799
Sonoco Products Co.
4.450% due 09/01/26  600,000 596,167
2,569,642
Technology - 1.9%
Broadcom, Inc.
4.150% due 02/15/28  640,000 629,339
5.050% due 07/12/27  540,000 545,227
Dell International LLC/EMC Corp.
4.900% due 10/01/26  660,000 662,409
6.020% due 06/15/26  660,000 669,877
Micron Technology, Inc.
4.185% due 02/15/27  660,000 651,135
VMware LLC
1.400% due 08/15/26  540,000 511,906
3,669,893
Utilities - 3.0%
AES Corp.
1.375% due 01/15/26  660,000 636,009
5.450% due 06/01/28  60,000 60,347
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,512
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 58,816
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 575,839
a
Principal
Amount Value
2.850% due 08/15/26  $ 60,000 $ 58,288
Edison International
5.750% due 06/15/27  680,000 691,862
Exelon Corp.
2.750% due 03/15/27  660,000 632,115
FirstEnergy Corp.
3.900% due 07/15/27  600,000 584,716
NiSource, Inc.
5.250% due 03/30/28  660,000 665,903
Pacific Gas & Electric Co.
3.150% due 01/01/26  600,000 589,796
5.450% due 06/15/27  700,000 708,725
Southern Co.
5.500% due 03/15/29  40,000 40,826
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 618,000 619,059
5,982,813
Total Corporate Bonds & Notes
    (Cost $90,447,719) 90,123,687
MORTGAGE-BACKED SECURITIES - 1.8%
Collateralized Mortgage Obligations - Commercial - 1.8%
Benchmark Mortgage Trust
3.042% due 08/15/52  392,335 377,755
BLP Commercial Mortgage Trust
5.739% (SOFR + 1.342%)
due 03/15/41 ~ § 95,828 95,977
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 117,483 117,373
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 86,585 86,542
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 153,789 154,598
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 51,000 51,087
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 100,117 100,646
BX Trust
5.147% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,580
5.888% (SOFR + 1.491%)
due 04/15/37 ~ § 100,738 100,940
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 101,194
ELP Commercial Mortgage Trust
5.213% (SOFR + 0.815%)
due 11/15/38 ~ § 594,308 594,169
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 88,079 88,195
GS Mortgage Securities Trust
4.106% due 07/10/51 § 113,409 112,183
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  118,816 117,099
Morgan Stanley Capital I Trust
1.925% due 07/15/53  600,000 542,929
SREIT Trust
5.242% (SOFR + 0.845%)
due 11/15/38 ~ § 95,686 95,635

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.591% (SOFR + 1.194%)
due 11/15/38 ~ § $ 95,686 $ 95,562
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 169,000 169,124
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  58,022 55,745
3.212% due 09/15/50  468,738 460,605
3,613,938
Total Mortgage-Backed Securities
    (Cost $3,613,127) 3,613,938
ASSET-BACKED SECURITIES - 4.8%
Automobile Other - 0.6%
GMF Floorplan Owner Revolving Trust
5.348% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,819
5.748% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 1,001,504
1,132,323
Automobile Sequential - 1.4%
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,097
Carvana Auto Receivables Trust
4.640% due 01/10/30  395,000 394,449
Enterprise Fleet Financing LLC
5.060% due 03/20/31 ~ 150,000 150,878
5.160% due 09/20/30 ~ 150,000 151,741
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 144,135
1.530% due 05/15/34 ~ 150,000 141,760
4.610% due 08/15/29  25,000 25,035
Ford Credit Floorplan Master Owner Trust A
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 735,237
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 141,632
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,191
Hyundai Auto Lease Securitization Trust
5.410% due 05/17/27 ~ 130,000 131,572
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 378,000 377,097
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 144,305
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,339
2,808,468
Credit Card Bullet - 0.2%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 180,512
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,536
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 91,447
383,495
Other Asset-Backed Securities - 2.6%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 100,000 100,161
a
Principal
Amount Value
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § $ 800,000 $ 800,017
ARES XXXIV CLO Ltd. (Cayman)
5.967% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,500
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 1,000,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,202
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,177
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,003
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,000
Kubota Credit Owner Trust
5.260% due 11/15/28 ~ 150,000 152,189
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,001
Palmer Square Loan Funding Ltd. (Cayman)
6.056% (SOFR + 1.400%)
due 04/15/31 ~ § 502,000 502,502
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,004
Verizon Master Trust
4.620% due 11/20/30  260,000 260,091
Voya CLO Ltd. (Cayman)
due 01/20/38 # ~ § 500,000 500,285
5,118,137
Total Asset-Backed Securities
    (Cost $9,437,928) 9,442,423
U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Notes - 10.0%
3.500% due 09/30/26 ‡ 9,950,000 9,826,224
4.250% due 03/15/27 ‡ 9,950,000 9,948,960
19,775,184
Total U.S. Treasury Obligations
    (Cost $19,830,513) 19,775,184

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$2,925,774 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 30.2%
U.S. Treasury Bills - 30.2%
3.838% due 01/16/25 ‡ $ 59,657,100 $ 59,558,949
Total Short-Term Investments
(Cost $59,549,332) 59,558,949
TOTAL INVESTMENTS - 92.5%
(Cost $182,878,619) 182,514,181
DERIVATIVES - (1.2%) (2,449,266)
OTHER ASSETS & LIABILITIES, NET - 8.7% 17,261,450
NET ASSETS - 100.0% $ 197,326,365
Corporate Bonds & Notes 45 .7%
Short-Term Investments 30 .2%
U.S. Treasury Obligations 10 .0%
Asset-Backed Securities 4 .8%
Others (each less than 3.0%) 1 .8%
92 .5%
Derivatives ( 1 .2% )
Other Assets and Liabilities, Net 8 .7%
100 .0%
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/25 262 $ 54,029,069 $ 53,869,656 $ 159,413
CBOT 5 Year U.S. Treasury Notes 03/25 49 5,267,551 5,208,930 58,621
Total Futures Contracts $ 218,034
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.300% M GSC 07/15/25 $ 24,943,349 ( $ 331,709 ) $ – ( $ 331,709 )
iShares Core U.S. Aggregate Bond ETF SOFR + 0.480% M JPM 09/16/25 174,642,941 (2,335,591) – (2,335,591)
( $ 2,667,300 ) $ – ( $ 2,667,300 )
Total Swap Agreements ( $ 2,667,300 ) $ – ( $ 2,667,300 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (2,667,300)
$ – ( $ 2,667,300 )

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 90,123,687 $ – $ 90,123,687 $ –
Mortgage-Backed Securities 3,613,938 – 3,613,938 –
Asset-Backed Securities 9,442,423 – 9,442,423 –
U.S. Treasury Obligations 19,775,184 – 19,775,184 –
Short-Term Investments 59,558,949 – 59,558,949 –
Derivatives:
Interest Rate Contracts
Futures 218,034 218,034 – –
Total Assets 182,732,215 218,034 182,514,181 –
Liabilities Derivatives:
Interest Rate Contracts
Swaps (2,667,300) – (2,667,300) –
Total Liabilities (2,667,300) – (2,667,300) –
Total $ 180,064,915 $ 218,034 $ 179,846,881 $ –

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.2%
Basic Materials - 0.1%
Vale Overseas Ltd. (Brazil)
6.400% due 06/28/54  $ 250,000 $ 246,044
Communications - 1.2%
AT&T, Inc.
3.500% due 09/15/53  2,000,000 1,347,958
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  1,250,000 857,173
Verizon Communications, Inc.
3.400% due 03/22/41  2,350,000 1,778,553
3,983,684
Consumer, Cyclical - 5.4%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  2,486,525 2,351,942
3.600% due 03/22/29  2,329,521 2,252,767
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  533,000 493,720
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,000,000 992,477
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 1,249,428 1,178,514
British Airways Pass-Through Trust
Class AA (United Kingdom)
3.300% due 06/15/34 ~ 2,259,252 2,075,690
Delta Air Lines Pass-Through Trust
Class AA
3.625% due 01/30/29  243,052 235,998
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 125 124
4.750% due 10/20/28 ~ 1,000,000 986,928
Hyatt Hotels Corp.
5.375% due 12/15/31  400,000 398,329
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 250,000 251,756
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,250,000 1,183,187
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,033,525
U.S. Airways Pass-Through Trust Class A
4.625% due 12/03/26  689,329 687,193
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  310,593 285,194
5.800% due 07/15/37  2,688,557 2,751,461
United Airlines Pass-Through Trust
Class AA
4.150% due 02/25/33  510,531 488,418
5.450% due 08/15/38  400,000 401,943
18,049,166
Consumer, Non-Cyclical - 3.5%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
5.450% due 01/23/39  1,500,000 1,504,987
a
Principal
Amount Value
Block, Inc.
2.750% due 06/01/26  $ 2,000,000 $ 1,928,728
Cigna Group
6.125% due 11/15/41  350,000 356,903
Elevance Health, Inc.
5.650% due 06/15/54  1,000,000 959,069
J.M. Smucker Co.
6.200% due 11/15/33  1,000,000 1,054,929
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.000% due 05/15/32  3,000,000 2,503,052
Laboratory Corp. of America Holdings
4.800% due 10/01/34  800,000 758,564
UnitedHealth Group, Inc.
5.050% due 04/15/53  750,000 675,865
5.750% due 07/15/64  2,000,000 1,945,014
11,687,111
Energy - 3.1%
DT Midstream, Inc.
5.800% due 12/15/34 ~ 550,000 554,226
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  900,000 849,778
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,293,746
6.500% due 11/15/26  750,000 752,184
7.375% due 02/01/31 ~ 1,000,000 1,046,741
MPLX LP
5.650% due 03/01/53  1,000,000 932,921
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,693,279
6.875% due 08/04/26  1,500,000 1,475,145
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  2,000,000 1,820,840
10,418,860
Financial - 16.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  1,500,000 1,307,517
6.950% due 03/10/55  1,000,000 1,029,654
Arthur J Gallagher & Co.
5.150% due 02/15/35  600,000 585,282
Atlas Warehouse Lending Co. LP
6.250% due 01/15/30 ~ 1,250,000 1,242,970
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ 907,000 913,103
8.375% due 05/20/31 ~ 1,400,000 1,398,511
Bank of America Corp.
2.482% due 09/21/36  1,000,000 815,178
Barclays PLC (United Kingdom)
9.625% due 12/15/29  500,000 551,435
BBVA Bancomer SA (Mexico)
8.125% due 01/08/39 ~ 2,000,000 2,041,782
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,515,734
Citigroup, Inc.
5.411% due 09/19/39  1,000,000 952,947
6.174% due 05/25/34  1,000,000 1,019,159
Credit Agricole SA (France)
6.700% due 09/23/34 ~ 575,000 553,165
Extra Space Storage LP
5.400% due 02/01/34  1,000,000 990,958

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  $ 2,600,000 $ 2,234,866
5.625% due 09/15/34  1,500,000 1,476,961
Goldman Sachs Group, Inc.
2.383% due 07/21/32  1,500,000 1,250,651
2.615% due 04/22/32  250,000 213,132
5.851% due 04/25/35  2,000,000 2,038,647
6.125% due 11/10/34  600,000 593,768
7.500% due 05/10/29  750,000 784,286
Host Hotels & Resorts LP
2.900% due 12/15/31  2,000,000 1,702,560
JPMorgan Chase & Co.
4.946% due 10/22/35  2,000,000 1,927,781
5.294% due 07/22/35  1,500,000 1,484,745
5.766% due 04/22/35  1,700,000 1,739,683
6.875% due 06/01/29  500,000 523,369
Kite Realty Group LP
5.500% due 03/01/34  1,000,000 995,283
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 618,610
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,000,000 958,897
Morgan Stanley
2.484% due 09/16/36  3,650,000 2,970,174
5.042% due 07/19/30  1,000,000 996,859
5.831% due 04/19/35  1,500,000 1,529,247
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,500,000 1,125,901
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 942,733
PNC Financial Services Group, Inc.
5.676% due 01/22/35  750,000 758,998
6.250% due 03/15/30  1,000,000 1,011,914
Royal Bank of Canada (Canada)
6.350% due 11/24/84  1,500,000 1,437,907
Sun Communities Operating LP
5.700% due 01/15/33  1,100,000 1,096,149
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 750,000 743,682
7.750% due 04/12/31 ~ 1,500,000 1,566,306
Ventas Realty LP
5.000% due 01/15/35  1,000,000 956,035
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 2,700,000 2,589,166
Wells Fargo & Co.
5.557% due 07/25/34  1,500,000 1,498,584
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  1,250,000 1,229,078
53,913,367
Industrial - 2.9%
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 750,000 748,218
Boeing Co.
6.528% due 05/01/34  1,000,000 1,048,129
Flowserve Corp.
2.800% due 01/15/32  1,500,000 1,277,316
HEICO Corp.
5.350% due 08/01/33  1,000,000 998,193
Keysight Technologies, Inc.
4.950% due 10/15/34  1,000,000 962,463
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,767,757
a
Principal
Amount Value
Sonoco Products Co.
5.000% due 09/01/34  $ 1,900,000 $ 1,803,188
Veralto Corp.
5.450% due 09/18/33  1,300,000 1,305,263
9,910,527
Technology - 3.2%
Broadcom, Inc.
3.137% due 11/15/35 ~ 1,000,000 817,095
Fiserv, Inc.
5.150% due 08/12/34  2,200,000 2,151,158
5.600% due 03/02/33  500,000 506,646
Hewlett Packard Enterprise Co.
5.000% due 10/15/34  1,050,000 1,009,785
Intel Corp.
4.750% due 03/25/50  1,500,000 1,160,890
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,084,277
Oracle Corp.
5.500% due 09/27/64  3,000,000 2,747,553
Roper Technologies, Inc.
4.900% due 10/15/34  1,500,000 1,443,455
10,920,859
Utilities - 9.7%
Brooklyn Union Gas Co.
4.632% due 08/05/27 ~ 1,500,000 1,484,943
Dominion Energy, Inc.
6.625% due 05/15/55  1,100,000 1,121,080
7.000% due 06/01/54  500,000 529,242
DTE Energy Co.
5.850% due 06/01/34  1,250,000 1,284,016
Duke Energy Corp.
6.100% due 09/15/53  650,000 661,218
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 981,069
Duke Energy Progress NC Storm Funding
LLC
2.387% due 07/01/39  2,650,000 2,126,639
Edison International
5.000% due 12/15/26  2,000,000 1,954,454
8.125% due 06/15/53  1,675,000 1,731,141
IPALCO Enterprises, Inc.
4.250% due 05/01/30  1,250,000 1,179,221
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,250,000 834,301
National Grid PLC (United Kingdom)
5.809% due 06/12/33  750,000 765,438
Nevada Power Co.
5.900% due 05/01/53  1,750,000 1,758,298
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 2,000,000 2,047,852
NiSource, Inc.
6.950% due 11/30/54  750,000 765,456
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 ~ 1,250,000 1,219,259
Pacific Gas & Electric Co.
5.900% due 10/01/54  750,000 740,741
PacifiCorp
5.500% due 05/15/54  1,000,000 935,668
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 944,738
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  703,772 681,376

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  $ 1,000,000 $ 878,477
PPL Capital Funding, Inc.
5.250% due 09/01/34  600,000 591,051
Sempra
4.125% due 04/01/52  1,250,000 1,199,102
6.400% due 10/01/54  1,800,000 1,789,246
Southern California Gas Co.
5.600% due 04/01/54  1,000,000 978,562
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  750,000 726,389
Texas Electric Market Stabilization Funding
N LLC
4.265% due 08/01/36 ~ 913,037 884,259
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 700,000 693,091
6.950% due 10/15/33 ~ 850,000 916,762
32,403,089
Total Corporate Bonds & Notes
    (Cost $155,779,036) 151,532,707
SENIOR LOAN NOTES - 14.8%
Consumer, Cyclical - 3.0%
BCPE Empire Holdings, Inc. Term B
7.857% (SOFR + 3.500%)
due 12/11/28 § 1,990,000 2,003,405
Caesars Entertainment, Inc. Term B1
6.607% (SOFR + 4.357%)
due 02/06/31 § 1,230,663 1,237,431
ClubCorp Holdings, Inc. Term B
9.590% (SOFR + 4.329%)
due 09/18/26 § 1,704,173 1,712,085
Marriott Ownership Resorts, Inc. Term B
6.607% (SOFR + 2.250%)
due 04/01/31 § 744,380 745,124
SeaWorld Parks & Entertainment, Inc.
Term B3
6.357% (SOFR + 2.000%)
due 12/04/31 § 2,835,953 2,838,315
United Airlines, Inc. Term B
6.635% (SOFR + 2.000%)
due 02/22/31 § 1,625,156 1,632,847
10,169,207
Consumer, Non-Cyclical - 2.8%
Allied Universal Holdco LLC Term B
8.207% (SOFR + 3.750%)
due 05/12/28 § 1,595,900 1,602,882
Belron Finance LLC Term B
7.273% (SOFR + 2.750%)
due 10/16/31 § 498,750 504,257
Boost Newco Borrower LLC Term B1
6.829% (SOFR + 2.250%)
due 01/31/31 § 1,995,000 2,014,238
Grant Thornton LLP Term B
7.607% (SOFR + 3.250%)
due 06/02/31 § 1,995,000 1,997,494
Medline Borrower LP Term B
6.607% (SOFR + 2.250%)
due 10/23/28 § 1,712,768 1,722,831
a
Principal
Amount Value
Wand NewCo 3, Inc. Term B
7.607% (SOFR + 3.250%)
due 01/30/31 § $ 1,463,753 $ 1,472,101
9,313,803
Energy - 0.1%
Buckeye Partners LP Term B
6.107% (SOFR + 1.750%)
due 11/01/26 § 447,730 448,402
Financial - 3.3%
AssuredPartners, Inc. Term B5
7.857% (SOFR + 3.500%)
due 02/14/31 § 1,736,875 1,742,483
Avolon TLB Borrower 1 U.S. LLC Term B6
(Ireland)
6.120% (SOFR + 1.750%)
due 06/24/30 § 1,970,078 1,971,540
Deerfield Dakota Holding LLC Term B
8.079% (SOFR + 3.750%)
due 04/09/27 § 1,480,580 1,452,819
Delos Aircraft DAC Term B (Ireland)
6.079% (SOFR + 1.750%)
due 10/31/27 § 1,850,000 1,860,599
HUB International Ltd. Term B
7.367% (SOFR + 2.750%)
due 06/20/30 § 2,462,653 2,482,022
SBA Senior Finance II LLC Term B
6.110% (SOFR + 1.750%)
due 01/25/31 § 1,470,571 1,472,104
10,981,567
Industrial - 3.3%
Chariot Buyer LLC Term B
7.707% (SOFR + 3.250%)
due 11/03/28 § 1,478,346 1,488,641
Dynasty Acquisition Co., Inc.
Term B1
6.607% (SOFR + 2.250%)
due 10/31/31 § 1,049,640 1,055,918
Term B2
6.607% (SOFR + 2.250%)
due 10/31/31 § 399,249 401,638
Proampac PG Borrower LLC Term B
8.656% (SOFR + 4.000%)
due 09/15/28 § 1,924,299 1,932,237
Roper Industrial Products Investment Co.
7.079% (SOFR + 2.750%)
due 11/22/29 § 972,631 977,697
Titan Acquisition Ltd. Term B (Canada)
8.857% (SOFR + 4.500%)
due 02/15/29 § 1,630,330 1,645,104
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 1,970,187 1,985,812
TransDigm, Inc.
6.829% (SOFR + 2.500%)
due 02/28/31 § 1,737,538 1,741,684
11,228,731

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Technology - 2.3%
Central Parent LLC Term B
7.579% (SOFR + 3.250%)
due 07/06/29 § $ 2,476,269 $ 2,446,709
Dun & Bradstreet Corp. Term B2
6.588% (SOFR + 2.250%)
due 01/18/29 § 1,985,000 1,989,756
Epicor Software Corp.
7.107% (SOFR + 2.750%)
due 05/30/31 § 997,500 1,005,854
UKG, Inc. Term B
7.329% (SOFR + 4.329%)
due 02/10/31 § 2,114,637 2,132,540
7,574,859
Total Senior Loan Notes
    (Cost $49,389,756) 49,716,569
MORTGAGE-BACKED SECURITIES - 10.4%
Collateralized Mortgage Obligations - Residential - 0.5%
JP Morgan Mortgage Trust
5.592% due 02/25/64 ~ § 500,000 500,951
Morgan Stanley Residential Mortgage Loan
Trust
5.649% due 10/25/69 ~ § 1,000,000 1,001,417
1,502,368
Federal Home Loan Mortgage Corp. - 2.9%
3.000% due 07/01/52  1,774,627 1,511,485
5.500% due 05/01/38 - 10/01/53 4,221,197 4,222,880
6.000% due 01/01/39  2,037,855 2,072,867
6.500% due 07/01/53  1,751,060 1,791,670
9,598,902
Federal National Mortgage Association - 4.1%
3.000% due 02/01/50  884,869 768,285
4.500% due 04/01/50  818,235 781,157
5.500% due 09/01/44 - 01/01/55 2,909,317 2,882,314
6.000% due 07/01/53 - 09/01/53 3,737,436 3,759,092
6.500% due 09/01/53  5,532,186 5,661,679
13,852,527
Government National Mortgage Association - 2.3%
3.000% due 07/20/52  1,714,729 1,490,396
6.000% due 12/20/52 2,350,295 2,378,221
6.000% due 10/20/53  3,849,862 3,880,186
7,748,803
Uniform Mortgage-Backed Securities - 0.6%
due 01/01/55 # 2,000,000 1,973,810
Total Mortgage-Backed Securities
    (Cost $34,773,106) 34,676,410
ASSET-BACKED SECURITIES - 15.8%
Automobile Sequential - 0.0%
Ford Credit Auto Owner Trust
1.290% due 06/15/26  101,032 100,303
5.140% due 03/15/26  70,118 70,125
170,428
a
Principal
Amount Value
Other Asset-Backed Securities - 15.8%
Hilton Grand Vacations Trust
3.610% due 06/20/34 ~ $ 126,325 $ 123,327
Magnetite XIX Ltd. (Cayman)
5.959% (SOFR + 1.312%)
due 04/17/34 ~ § 4,500,000 4,500,000
Magnetite XXI Ltd. (Cayman)
5.899% (SOFR + 1.282%)
due 04/20/34 ~ § 5,000,000 5,013,820
MVW LLC
1.740% due 10/20/37 ~ 75,452 72,402
4.930% due 10/20/40 ~ 1,116,723 1,111,304
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 224,687 213,675
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 209,479 188,932
0.940% due 07/15/69 ~ 3,145,587 2,821,394
1.220% due 07/15/69 ~ 433,251 400,420
1.310% due 01/15/69 ~ 291,282 270,589
1.690% due 05/15/69 ~ 1,500,361 1,384,577
2.640% due 05/15/68 ~ 220,929 214,260
4.160% due 10/15/70 ~ 2,833,358 2,722,788
Navient Student Loan Trust
1.310% due 12/26/69 ~ 822,000 716,223
1.320% due 08/26/69 ~ 649,273 566,707
3.390% due 12/15/59 ~ 978,794 951,580
5.283% (SOFR + 0.714%)
due 12/26/69 ~ § 493,694 490,565
5.733% (SOFR + 1.164%)
due 06/25/69 ~ § 508,286 506,531
Neuberger Berman Loan Advisers CLO 31
Ltd. (Cayman)
5.919% (SOFR + 1.302%)
due 04/20/31 ~ § 980,688 981,403
OCP Aegis CLO Ltd. (Jersey)
due 01/20/36 # ~ § 850,000 850,000
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 1,350,000 1,342,172
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 300,000 300,776
Palmer Square Loan Funding Ltd. (Cayman)
5.900% (SOFR + 1.450%)
due 01/15/33 ~ § 1,700,000 1,699,885
6.033% (SOFR + 1.512%)
due 05/20/29 ~ § 1,911,824 1,915,940
6.279% (SOFR + 1.662%)
due 07/20/29 ~ § 2,500,000 2,508,479
6.318% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,811,245
6.561% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,051,539
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,788,837 3,766,375
SLM Student Loan Trust
5.995% (SOFR + 0.812%)
due 10/25/64 ~ § 371,868 372,260
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,184,649 1,051,947
1.290% due 07/15/53 ~ 465,233 431,845
1.680% due 02/15/51 ~ 628,541 580,325
2.230% due 09/15/37 ~ 1,440,416 1,371,770
2.340% due 09/15/34 ~ 12,984 12,948
2.820% due 10/15/35 ~ 253,600 249,500

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
2.880% due 09/15/34 ~ $ 346,998 $ 343,901
3.440% due 07/15/36 ~ 484,441 474,991
3.500% due 02/15/36 ~ 250,348 246,311
3.600% due 01/15/37 ~ 289,045 284,474
3.630% due 11/15/35 ~ 244,301 240,311
4.480% due 05/16/50 ~ 999,508 982,396
5.060% due 03/16/54 ~ 1,418,283 1,406,815
5.242% (SOFR + 0.844%)
due 01/15/53 ~ § 2,881,532 2,846,703
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 430,523 409,969
52,803,374
Total Asset-Backed Securities
    (Cost $53,473,091) 52,973,802
U.S. TREASURY OBLIGATIONS - 11.4%
U.S. Treasury Bonds - 11.4%
1.250% due 05/15/50  3,750,000 1,778,990
1.375% due 08/15/50  2,750,000 1,341,922
2.000% due 02/15/50  1,750,000 1,016,650
2.000% due 08/15/51  2,500,000 1,429,208
2.250% due 02/15/52  7,500,000 4,548,853
2.750% due 11/15/47  3,000,000 2,106,045
2.875% due 05/15/52  8,250,000 5,771,420
3.000% due 08/15/52  10,000,000 7,177,398
3.625% due 02/15/53  9,000,000 7,315,228
4.500% due 11/15/54  6,000,000 5,721,506
38,207,220
Total U.S. Treasury Obligations
    (Cost $49,066,302) 38,207,220
TOTAL INVESTMENTS - 97.6%
(Cost $342,481,291) 327,106,708
OTHER ASSETS & LIABILITIES, NET - 2.4% 7,973,454
NET ASSETS - 100.0% $ 335,080,162
Corporate Bonds & Notes 45 .2%
Asset-Backed Securities 15 .8%
Senior Loan Notes 14 .8%
U.S. Treasury Obligations 11 .4%
Mortgage-Backed Securities 10 .4%
97 .6%
Other Assets and Liabilities, Net 2 .4%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 151,532,707 $ – $ 151,532,707 $ –
Senior Loan Notes 49,716,569 – 49,716,569 –
Mortgage-Backed Securities 34,676,410 – 34,676,410 –
Asset-Backed Securities 52,973,802 – 52,973,802 –
U.S. Treasury Obligations 38,207,220 – 38,207,220 –
Total $ 327,106,708 $ – $ 327,106,708 $ –

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
spacing
Boeing Co. 47,862 $ 2,914,317
Total Preferred Stocks
    (Cost $2,423,045) 2,914,317
Principal
Amount
CORPORATE BONDS & NOTES - 38.5%
Basic Materials - 2.5%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 206,314
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 319,114
5.625% due 04/01/30 ~ 1,855,000 1,880,466
ArcelorMittal SA (Luxembourg)
6.800% due 11/29/32  2,270,000 2,426,666
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 3,125,000 2,650,651
Celanese U.S. Holdings LLC
6.050% due 03/15/25  210,000 210,169
6.330% due 07/15/29  605,000 617,713
6.379% due 07/15/32  1,005,000 1,021,311
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 2,450,000 2,608,515
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 1,510,000 1,360,568
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,385,000 1,349,580
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 2,340,000 1,669,044
Glencore Funding LLC (Australia)
6.375% due 10/06/30 ~ 3,085,000 3,241,362
6.500% due 10/06/33 ~ 19,550,000 20,749,221
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 1,175,000 1,163,222
Nutrien Ltd. (Canada)
5.800% due 03/27/53  670,000 659,839
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,210,000 1,045,362
6.750% due 05/02/34 ~ 1,755,000 1,790,912
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,665,000 2,240,121
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 775,100
Sociedad Quimica y Minera de Chile SA
(Chile)
3.500% due 09/10/51 ~ 2,055,000 1,362,732
6.500% due 11/07/33 ~ 1,985,000 2,048,753
Steel Dynamics, Inc.
5.375% due 08/15/34  1,810,000 1,795,439
53,192,174
Communications - 4.9%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  740,000 458,984
AT&T, Inc.
3.500% due 09/15/53  255,000 171,865
3.650% due 09/15/59  4,365,000 2,894,105
Baidu, Inc. (China)
3.075% due 04/07/25  705,000 701,448
a
Principal
Amount Value
Bharti Airtel Ltd. (India)
4.375% due 06/10/25 ~ $ 2,670,000 $ 2,659,828
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 01/15/34 ~ 3,525,000 2,863,869
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.700% due 04/01/51  330,000 206,353
3.900% due 06/01/52  285,000 183,554
4.400% due 12/01/61  2,315,000 1,542,858
4.800% due 03/01/50  3,775,000 2,839,611
5.125% due 07/01/49  425,000 333,134
5.250% due 04/01/53  2,955,000 2,390,624
6.384% due 10/23/35  2,305,000 2,303,047
6.834% due 10/23/55  360,000 352,154
CommScope LLC
6.000% due 03/01/26 ~ 1,140,000 1,135,725
Corning, Inc.
5.450% due 11/15/79  1,780,000 1,613,150
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 233,012
4.500% due 11/15/31 ~ 3,825,000 2,758,843
4.625% due 12/01/30 ~ 3,625,000 1,898,150
DISH DBS Corp.
5.250% due 12/01/26 ~ 690,000 628,470
5.750% due 12/01/28 ~ 1,285,000 1,101,077
EchoStar Corp.
6.750% due 11/30/30  3,042,911 2,764,085
10.750% due 11/30/29  8,512,925 9,162,976
Empresa Nacional de Telecomunicaciones
SA (Chile)
3.050% due 09/14/32 ~ 535,000 441,521
Expedia Group, Inc.
2.950% due 03/15/31  7,195,000 6,338,586
6.250% due 05/01/25 ~ 340,000 340,243
MercadoLibre, Inc. (Brazil)
3.125% due 01/14/31  745,000 646,020
Millicom International Cellular SA
(Guatemala)
4.500% due 04/27/31 ~ 955,000 837,708
Motorola Solutions, Inc.
5.400% due 04/15/34  2,835,000 2,837,656
Netflix, Inc.
4.875% due 06/15/30 ~ 11,605,000 11,559,091
4.900% due 08/15/34  435,000 426,232
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 990,000 921,659
Prosus NV (China)
3.061% due 07/13/31 ~ 3,720,000 3,125,772
3.832% due 02/08/51 ~ 450,000 291,218
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,719,065
T-Mobile USA, Inc.
2.550% due 02/15/31  2,510,000 2,160,036
2.700% due 03/15/32  8,100,000 6,860,632
2.875% due 02/15/31  950,000 835,978
3.875% due 04/15/30  2,600,000 2,447,848
4.700% due 01/15/35  10,000 9,463
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 1,965,000 1,223,334

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Time Warner Cable LLC
4.500% due 09/15/42  $ 2,115,000 $ 1,583,829
5.500% due 09/01/41  125,000 106,204
5.875% due 11/15/40  70,000 62,706
6.550% due 05/01/37  260,000 251,890
6.750% due 06/15/39  6,155,000 6,046,504
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 5,925,000 5,741,106
4.800% due 09/15/34  1,250,000 1,197,355
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 1,935,000 1,780,782
101,989,360
Consumer, Cyclical - 3.2%
American Airlines Pass-Through Trust
Class A
3.600% due 04/15/31  1,623,750 1,494,769
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,635,000 1,622,700
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 ~ 460,000 417,680
BorgWarner, Inc.
5.400% due 08/15/34  960,000 945,577
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 670,000 673,570
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,081,257
Choice Hotels International, Inc.
5.850% due 08/01/34  525,000 525,940
Daimler Truck Finance North America LLC
(Germany)
5.500% due 09/20/33 ~ 1,910,000 1,915,397
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 75,000 74,553
4.750% due 10/20/28 ~ 2,385,000 2,353,824
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,850,000 1,352,826
Dollar General Corp.
3.500% due 04/03/30  1,245,000 1,143,072
DR Horton, Inc.
5.000% due 10/15/34  1,605,000 1,550,654
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,550,000 1,269,008
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 600,203
4.125% due 08/17/27  1,085,000 1,049,591
5.125% due 06/16/25  295,000 294,898
6.800% due 05/12/28  380,000 392,825
7.122% due 11/07/33  1,065,000 1,112,064
Forestar Group, Inc.
3.850% due 05/15/26 ~ 835,000 813,763
General Motors Co.
5.600% due 10/15/32  555,000 559,980
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 531,426
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.625% due 01/15/32 ~ 1,035,000 1,039,413
Hyundai Capital America
5.400% due 06/24/31 ~ 645,000 645,290
6.100% due 09/21/28 ~ 4,890,000 5,032,450
a
Principal
Amount Value
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ $ 950,000 $ 962,930
Lear Corp.
3.550% due 01/15/52  2,275,000 1,500,871
Lithia Motors, Inc.
4.375% due 01/15/31 ~ 1,020,000 928,559
Marriott International, Inc.
5.300% due 05/15/34  1,500,000 1,489,377
MDC Holdings, Inc.
6.000% due 01/15/43  90,000 89,740
MGM Resorts International
6.500% due 04/15/32  1,825,000 1,820,315
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 335,000 337,353
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 535,000 534,667
5.875% due 02/15/27 ~ 2,590,000 2,583,791
Newell Brands, Inc.
5.700% due 04/01/26  5,000 5,002
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 860,000 891,805
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,345,000 2,311,967
NVR, Inc.
3.000% due 05/15/30  1,290,000 1,164,509
Phinia, Inc.
6.750% due 04/15/29 ~ 555,000 566,796
Royal Caribbean Cruises Ltd.
5.500% due 04/01/28 ~ 1,150,000 1,142,220
5.625% due 09/30/31 ~ 2,235,000 2,199,931
6.000% due 02/01/33 ~ 3,825,000 3,818,670
6.250% due 03/15/32 ~ 1,200,000 1,215,301
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 460,000 454,136
10.750% due 11/15/29 ~ 207,000 214,326
United Airlines Pass-Through Trust Class A
3.700% due 09/01/31  2,410,393 2,203,643
5.800% due 07/15/37  1,114,529 1,140,605
United Airlines, Inc.
4.625% due 04/15/29 ~ 1,105,000 1,051,514
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 4,690,000 4,857,485
Warnermedia Holdings, Inc.
5.391% due 03/15/62  3,025,000 2,226,202
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 1,020,000 981,984
6.875% due 04/23/32 ~ 1,210,000 1,148,855
66,335,284
Consumer, Non-Cyclical - 3.1%
Amgen, Inc.
5.750% due 03/02/63  1,760,000 1,689,423
Ashtead Capital, Inc. (United Kingdom)
5.800% due 04/15/34 ~ 1,235,000 1,236,721
5.950% due 10/15/33 ~ 1,570,000 1,588,774
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 310,000 248,346
BRF SA (Brazil)
5.750% due 09/21/50 ~ 2,290,000 1,813,823
Centene Corp.
2.625% due 08/01/31  4,365,000 3,597,461
3.000% due 10/15/30  3,945,000 3,406,594

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.375% due 02/15/30  $ 1,790,000 $ 1,595,435
4.625% due 12/15/29  535,000 506,402
CVS Health Corp.
7.000% due 03/10/55  520,000 523,045
CVS Pass-Through Trust
6.036% due 12/10/28  1,179,073 1,185,800
Elevance Health, Inc.
5.200% due 02/15/35  1,420,000 1,387,411
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,058,686
Global Payments, Inc.
5.400% due 08/15/32  3,965,000 3,964,447
HCA, Inc.
4.625% due 03/15/52  1,905,000 1,488,417
5.450% due 09/15/34  360,000 351,093
5.500% due 06/01/33  2,545,000 2,518,887
5.600% due 04/01/34  5,340,000 5,262,978
Icon Investments Six DAC
6.000% due 05/08/34  425,000 429,309
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  3,010,000 2,679,981
6.750% due 03/15/34  380,000 402,032
7.250% due 11/15/53  3,405,000 3,754,774
Kimberly-Clark de Mexico SAB de CV
(Mexico)
2.431% due 07/01/31 ~ 355,000 301,404
Kroger Co.
5.500% due 09/15/54  985,000 928,820
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,760,000 1,478,258
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,606,254
Roche Holdings, Inc.
4.985% due 03/08/34 ~ 3,280,000 3,250,065
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 300,000 259,789
Teva Pharmaceutical Finance Co. LLC
(Israel)
6.150% due 02/01/36  425,000 426,274
Teva Pharmaceutical Finance Netherlands
III BV (Israel)
3.150% due 10/01/26  6,225,000 5,986,968
4.100% due 10/01/46  7,955,000 5,729,545
4.750% due 05/09/27  530,000 517,848
8.125% due 09/15/31  340,000 380,429
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,260,050
Viatris, Inc.
4.000% due 06/22/50  375,000 255,675
64,071,218
Energy - 4.3%
Aker BP ASA (Norway)
4.000% due 01/15/31 ~ 3,285,000 3,030,930
5.125% due 10/01/34 ~ 655,000 615,705
6.000% due 06/13/33 ~ 2,745,000 2,760,198
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 1,795,000 1,750,682
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 ~ 1,440,000 1,401,483
Cheniere Energy Partners LP
5.950% due 06/30/33  5,710,000 5,848,981
a
Principal
Amount Value
Continental Resources, Inc.
2.875% due 04/01/32 ~ $ 7,535,000 $ 6,197,608
5.750% due 01/15/31 ~ 5,725,000 5,660,054
Crescent Energy Finance LLC
7.625% due 04/01/32 ~ 2,275,000 2,265,398
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,565,069
6.750% due 09/15/37 ~ 1,000,000 1,075,041
Devon Energy Corp.
4.500% due 01/15/30  1,280,000 1,238,630
Ecopetrol SA (Colombia)
7.750% due 02/01/32  1,315,000 1,277,186
8.375% due 01/19/36  1,465,000 1,414,051
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,174,869
5.875% due 03/30/31 ~ 480,000 422,822
Energy Transfer LP
5.300% due 04/15/47  2,765,000 2,448,981
5.550% due 05/15/34  885,000 881,048
5.600% due 09/01/34  1,300,000 1,299,710
5.750% due 02/15/33  3,000,000 3,043,133
6.550% due 12/01/33  2,100,000 2,236,962
EQM Midstream Partners LP
6.375% due 04/01/29 ~ 1,630,000 1,636,560
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,366
3.900% due 10/01/27  590,000 574,086
5.000% due 01/15/29  450,000 443,860
5.750% due 02/01/34  2,530,000 2,516,499
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 486,037
Helmerich & Payne, Inc.
5.500% due 12/01/34 ~ 4,380,000 4,162,209
Leviathan Bond Ltd. (Israel)
6.125% due 06/30/25 ~ 2,035,000 2,024,845
Ovintiv, Inc.
6.500% due 08/15/34  450,000 466,703
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 2,420,000 2,390,742
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 905,000 895,308
6.950% due 03/05/54 ~ 785,000 774,891
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,755,000 1,080,478
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 2,030,000 1,696,257
SM Energy Co.
6.750% due 08/01/29 ~ 830,000 822,404
7.000% due 08/01/32 ~ 985,000 972,094
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 670,000 611,599
Targa Resources Corp.
5.500% due 02/15/35  400,000 393,821
6.500% due 03/30/34  6,370,000 6,733,962
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.500% due 07/15/27  265,000 267,089
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 3,145,000 1,996,192
Var Energi ASA (Norway)
8.000% due 11/15/32 ~ 2,490,000 2,800,637
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,225,000 1,053,295

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Viper Energy, Inc.
7.375% due 11/01/31 ~ $ 550,000 $ 576,241
Western Midstream Operating LP
5.250% due 02/01/50  600,000 511,412
5.300% due 03/01/48  130,000 110,515
5.500% due 08/15/48  960,000 839,744
6.150% due 04/01/33  2,525,000 2,575,221
Whistler Pipeline LLC
5.700% due 09/30/31 ~ 595,000 594,419
5.950% due 09/30/34 ~ 665,000 667,301
Williams Cos., Inc.
7.500% due 01/15/31  1,862,000 2,060,073
90,367,401
Financial - 12.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 500,260
3.400% due 10/29/33  11,455,000 9,761,878
4.950% due 09/10/34  150,000 142,922
5.100% due 01/19/29  1,575,000 1,574,515
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 725,000 726,712
Air Lease Corp.
3.125% due 12/01/30  685,000 607,506
3.750% due 06/01/26  2,720,000 2,679,619
Aircastle Ltd.
2.850% due 01/26/28 ~ 2,945,000 2,741,832
5.950% due 02/15/29 ~ 355,000 362,762
6.500% due 07/18/28 ~ 5,140,000 5,314,794
American Homes 4 Rent LP
3.375% due 07/15/51  300,000 198,638
American Tower Corp.
5.900% due 11/15/33  4,225,000 4,354,625
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 6,845,000 6,483,017
3.950% due 07/15/26 ~ 1,065,000 1,034,423
6.350% due 10/23/29 ~ 2,310,000 2,293,042
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,435,000 2,510,074
ARES Capital Corp.
2.150% due 07/15/26  3,230,000 3,090,638
Arthur J Gallagher & Co.
5.000% due 02/15/32  235,000 232,072
5.150% due 02/15/35  615,000 599,914
5.450% due 07/15/34  585,000 588,683
Athene Holding Ltd.
5.875% due 01/15/34  3,630,000 3,681,644
Aviation Capital Group LLC
6.375% due 07/15/30 ~ 4,940,000 5,176,705
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 2,325,000 2,157,282
Banco Santander Chile (Chile)
2.700% due 01/10/25 ~ 1,270,000 1,268,756
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 860,000 859,842
5.621% due 12/10/29 ~ 760,000 758,100
Banco Santander SA (Spain)
1.849% due 03/25/26  1,200,000 1,154,916
2.958% due 03/25/31  1,000,000 871,671
Bank of America Corp.
2.592% due 04/29/31  1,320,000 1,163,358
a
Principal
Amount Value
2.972% due 02/04/33  $ 960,000 $ 825,411
3.419% due 12/20/28  1,967,000 1,886,443
3.974% due 02/07/30  660,000 632,786
5.288% due 04/25/34  2,850,000 2,827,155
5.518% due 10/25/35  2,785,000 2,724,487
5.872% due 09/15/34  9,050,000 9,298,719
6.204% due 11/10/28  1,690,000 1,749,931
Barclays PLC (United Kingdom)
6.224% due 05/09/34  2,320,000 2,384,030
BBVA Bancomer SA (Mexico)
1.875% due 09/18/25 ~ 1,200,000 1,171,968
5.250% due 09/10/29 ~ 1,065,000 1,046,224
Blue Owl Capital Corp.
2.625% due 01/15/27  2,475,000 2,338,217
5.950% due 03/15/29  1,305,000 1,310,740
Blue Owl Finance LLC
6.250% due 04/18/34  3,035,000 3,120,597
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 1,600,000 1,548,689
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 3,135,000 3,018,805
2.219% due 06/09/26 ~ 930,000 918,160
4.400% due 08/14/28 ~ 1,065,000 1,035,733
4.625% due 03/13/27 ~ 555,000 546,528
Brighthouse Financial, Inc.
5.625% due 05/15/30  2,065,000 2,113,447
Capital One Financial Corp.
6.377% due 06/08/34  3,330,000 3,459,048
Citigroup, Inc.
3.106% due 04/08/26  655,000 651,924
5.500% due 09/13/25  515,000 517,469
CNA Financial Corp.
5.125% due 02/15/34  460,000 451,769
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 7,635,000 7,670,572
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 990,000 961,089
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,900,000 2,826,504
7.079% due 02/10/34  2,190,000 2,255,226
EPR Properties
3.600% due 11/15/31  675,000 590,903
Equinix, Inc.
2.150% due 07/15/30  3,125,000 2,690,836
Extra Space Storage LP
2.350% due 03/15/32  655,000 536,346
5.900% due 01/15/31  1,375,000 1,418,958
Fidelity National Financial, Inc.
3.400% due 06/15/30  4,015,000 3,645,237
FS KKR Capital Corp.
3.400% due 01/15/26  2,975,000 2,918,997
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  1,260,000 1,083,050
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 519,780
6.750% due 10/01/37  2,212,000 2,370,238
Host Hotels & Resorts LP
5.500% due 04/15/35  3,320,000 3,252,068
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  1,130,000 1,067,263
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 230,673
7.200% due 11/28/33 ~ 1,945,000 2,105,592

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  $ 705,000 $ 667,336
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,455,000 1,331,325
6.250% due 01/15/33 ~ 695,000 692,683
Jefferies Financial Group, Inc.
6.200% due 04/14/34  745,000 768,200
6.250% due 01/15/36  3,960,000 4,082,625
JPMorgan Chase & Co.
2.522% due 04/22/31  1,330,000 1,172,169
2.739% due 10/15/30  1,560,000 1,405,957
2.956% due 05/13/31  2,215,000 1,982,154
4.452% due 12/05/29  530,000 519,575
4.912% due 07/25/33  6,300,000 6,161,957
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 1,095,000 738,389
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
6.400% due 03/26/29 ~ 375,000 386,135
Macquarie Bank Ltd. (Australia)
3.231% due 03/21/25 ~ 1,855,000 1,849,861
Main Street Capital Corp.
6.950% due 03/01/29  545,000 566,899
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35  3,160,000 3,086,151
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.309% due 07/20/32  1,490,000 1,246,800
Morgan Stanley
2.188% due 04/28/26  870,000 862,360
2.484% due 09/16/36  6,450,000 5,248,664
2.699% due 01/22/31  1,175,000 1,044,403
3.622% due 04/01/31  3,040,000 2,824,770
5.164% due 04/20/29  2,045,000 2,051,384
5.424% due 07/21/34  1,315,000 1,306,437
5.831% due 04/19/35  1,660,000 1,692,366
5.942% due 02/07/39  2,555,000 2,564,734
6.342% due 10/18/33  2,440,000 2,581,921
Navient Corp.
5.000% due 03/15/27  1,785,000 1,750,876
Norinchukin Bank (Japan)
5.094% due 10/16/29 ~ 515,000 511,633
OneMain Finance Corp.
6.625% due 05/15/29  2,295,000 2,326,441
PNC Financial Services Group, Inc.
5.068% due 01/24/34  920,000 896,613
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 ~ 315,000 299,097
3.875% due 03/01/31 ~ 5,795,000 5,052,787
4.000% due 10/15/33 ~ 5,070,000 4,227,313
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,720,000 1,631,605
SBA Communications Corp.
3.125% due 02/01/29  1,085,000 980,303
Societe Generale SA (France)
2.625% due 01/22/25 ~ 2,935,000 2,931,049
3.653% due 07/08/35 ~ 1,065,000 916,459
7.132% due 01/19/55 ~ 2,185,000 2,083,660
Standard Chartered PLC (United Kingdom)
2.819% due 01/30/26 ~ 2,895,000 2,889,298
3.265% due 02/18/36 ~ 4,590,000 3,970,507
6.296% due 07/06/34 ~ 2,610,000 2,711,128
a
Principal
Amount Value
Starwood Property Trust, Inc.
6.500% due 07/01/30 ~ $ 950,000 $ 951,824
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,779,347
Sumitomo Mitsui Financial Group, Inc.
(Japan)
3.040% due 07/16/29  2,255,000 2,072,360
Synchrony Financial
5.935% due 08/02/30  1,690,000 1,707,024
Truist Financial Corp.
5.867% due 06/08/34  1,000,000 1,018,537
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 710,125
3.091% due 05/14/32 ~ 2,240,000 1,949,244
4.194% due 04/01/31 ~ 3,155,000 2,982,554
4.751% due 05/12/28 ~ 675,000 671,141
5.699% due 02/08/35 ~ 1,270,000 1,278,827
6.442% due 08/11/28 ~ 680,000 702,808
6.537% due 08/12/33 ~ 1,885,000 1,999,218
9.016% due 11/15/33 ~ 2,780,000 3,358,637
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,585,000 2,475,344
3.127% due 06/03/32 ~ 440,000 382,715
5.459% due 06/30/35 ~ 455,000 439,799
VICI Properties LP
5.125% due 05/15/32  5,965,000 5,812,281
254,917,621
Industrial - 4.5%
Amphenol Corp.
5.000% due 01/15/35  1,730,000 1,689,708
5.250% due 04/05/34  780,000 782,672
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 4,340,000 4,329,686
Boeing Co.
2.196% due 02/04/26  485,000 470,625
5.150% due 05/01/30  2,750,000 2,713,492
5.705% due 05/01/40  4,460,000 4,248,447
5.805% due 05/01/50  7,040,000 6,558,718
5.930% due 05/01/60  155,000 143,763
6.298% due 05/01/29  895,000 928,176
6.388% due 05/01/31  710,000 742,659
6.528% due 05/01/34  790,000 828,022
6.858% due 05/01/54  4,565,000 4,856,515
7.008% due 05/01/64  1,170,000 1,242,785
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ 1,045,000 1,064,344
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 12,675,000 11,055,643
5.125% due 06/08/26 ~ 1,190,000 1,166,621
Embraer Netherlands Finance BV (Brazil)
7.000% due 07/28/30 ~ 1,720,000 1,795,597
Empresa de los Ferrocarriles del Estado
(Chile)
3.068% due 08/18/50 ~ 620,000 375,249
GATX Corp.
6.050% due 03/15/34  630,000 659,210
6.050% due 06/05/54  480,000 493,266
Ingersoll Rand, Inc.
5.700% due 08/14/33  2,770,000 2,835,800
Jabil, Inc.
3.000% due 01/15/31  785,000 692,106
5.450% due 02/01/29  500,000 504,274

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ $ 1,670,000 $ 1,692,441
L3Harris Technologies, Inc.
5.350% due 06/01/34  1,950,000 1,943,445
5.400% due 07/31/33  1,490,000 1,488,219
Martin Marietta Materials, Inc.
5.150% due 12/01/34  580,000 569,909
Mohawk Industries, Inc.
5.850% due 09/18/28  1,255,000 1,290,967
Nordson Corp.
5.800% due 09/15/33  505,000 520,765
Otis Worldwide Corp.
5.125% due 11/19/31  665,000 665,635
Owens Corning
5.700% due 06/15/34  690,000 701,341
7.000% due 12/01/36  3,525,000 3,929,159
RTX Corp.
5.150% due 02/27/33  4,600,000 4,563,364
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,720,000 1,505,572
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 2,565,000 2,412,760
6.000% due 11/25/29 ~ 655,000 652,806
SMBC Aviation Capital Finance DAC
(Ireland)
5.300% due 04/03/29 ~ 1,555,000 1,561,479
TD SYNNEX Corp.
6.100% due 04/12/34  3,345,000 3,434,987
Textron, Inc.
6.100% due 11/15/33  5,285,000 5,511,276
Trimble, Inc.
6.100% due 03/15/33  2,600,000 2,700,780
Veralto Corp.
5.450% due 09/18/33  3,805,000 3,820,405
Vulcan Materials Co.
5.350% due 12/01/34  1,900,000 1,895,516
Waste Management, Inc.
4.950% due 03/15/35  2,490,000 2,428,655
93,466,859
Technology - 2.8%
AppLovin Corp.
5.125% due 12/01/29  1,185,000 1,182,573
5.500% due 12/01/34  2,975,000 2,954,716
Atlassian Corp.
5.250% due 05/15/29  690,000 695,447
5.500% due 05/15/34  4,705,000 4,727,975
Broadcom, Inc.
3.137% due 11/15/35 ~ 1,030,000 841,607
3.187% due 11/15/36 ~ 11,060,000 8,913,948
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  5,745,000 5,117,505
5.550% due 08/22/34  1,740,000 1,717,179
Entegris, Inc.
4.750% due 04/15/29 ~ 2,200,000 2,108,430
Fiserv, Inc.
5.625% due 08/21/33  3,885,000 3,955,583
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  2,180,000 2,281,426
Leidos, Inc.
5.750% due 03/15/33  3,500,000 3,549,832
Microchip Technology, Inc.
5.050% due 03/15/29  2,730,000 2,725,537
5.050% due 02/15/30  545,000 541,373
a
Principal
Amount Value
Micron Technology, Inc.
5.875% due 09/15/33  $ 11,655,000 $ 11,958,738
Oracle Corp.
4.100% due 03/25/61  2,145,000 1,541,753
6.250% due 11/09/32  1,940,000 2,056,722
Western Digital Corp.
4.750% due 02/15/26  940,000 931,751
57,802,095
Utilities - 1.0%
AES Corp.
3.950% due 07/15/30 ~ 2,390,000 2,204,605
Boston Gas Co.
3.001% due 08/01/29 ~ 410,000 372,775
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,900,000 1,655,841
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 2,918,400 2,887,248
Duke Energy Corp.
5.450% due 06/15/34  1,840,000 1,838,768
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 494,721
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,100,000 2,265,590
Entergy Corp.
2.800% due 06/15/30  650,000 579,418
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 419,803
Lightning Power LLC
7.250% due 08/15/32 ~ 1,205,000 1,242,497
NRG Energy, Inc.
4.450% due 06/15/29 ~ 1,810,000 1,730,380
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 299,485
3.250% due 06/01/31  1,290,000 1,145,580
4.300% due 03/15/45  1,835,000 1,470,162
Southern Co.
5.700% due 03/15/34  1,335,000 1,363,321
Transelec SA (Chile)
4.250% due 01/14/25 ~ 885,000 883,664
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 475,000 470,312
21,324,170
Total Corporate Bonds & Notes
    (Cost $790,679,487) 803,466,182
CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%
Communications - 0.1%
EchoStar Corp.
3.875% due 11/30/30  2,526,413 2,663,557
Consumer, Non-Cyclical - 0.2%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27  2,890,000 2,692,758
Utilities - 0.1%
PPL Capital Funding, Inc.
2.875% due 03/15/28  1,810,000 1,894,617
Total Convertible Corporate Bonds & Notes
    (Cost $7,326,793) 7,250,932

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
SENIOR LOAN NOTES - 1.4%
Basic Materials - 0.1%
Asplundh Tree Expert LLC Term B
6.107% (SOFR + 1.750%)
due 05/23/31 § $ 2,858,646 $ 2,865,793
Consumer, Cyclical - 0.8%
Flutter Entertainment PLC Term B (United
Kingdom)
6.079% (SOFR + 1.750%)
due 11/30/30 § 1,160,634 1,164,986
Hilton Domestic Operating Co., Inc. Term
B4
6.088% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,924,956
Hilton Grand Vacations Borrower LLC
Term B
6.607% (SOFR + 2.250%)
due 01/17/31 § 4,343,774 4,362,778
6.857% (SOFR + 2.500%)
due 08/02/28 § 118,954 119,727
Resideo Funding, Inc. Term B
6.101% (SOFR + 1.750%)
due 06/13/31 § 2,374,715 2,383,991
6.586% (SOFR + 2.000%)
due 02/11/28 § ∞ 48,674 48,865
8.250% (SOFR + 0.750%)
due 02/11/28 § 530,621 533,108
Wyndham Hotels & Resorts, Inc. Term B
6.107% (SOFR + 1.750%)
due 05/24/30 § 5,372,937 5,391,828
15,930,239
Consumer, Non-Cyclical - 0.3%
Trans Union LLC Term B8
6.107% (SOFR + 1.750%)
due 06/24/31 § 5,441,077 5,439,379
Industrial - 0.2%
Summit Materials LLC Term B2
6.147% (SOFR + 1.750%)
due 01/12/29 § 3,810,802 3,820,923
Technology - 0.0%
Open Text Corp. 2024 1st Lien Term Loan
B (Canada)
due 01/31/30 ∞ 279,709 280,117
Utilities - 0.0%
NRG Energy, Inc. Term B
6.355% (SOFR + 1.750%)
due 04/16/31 § 617,640 619,426
Total Senior Loan Notes
    (Cost $28,889,062) 28,955,877
MORTGAGE-BACKED SECURITIES - 16.3%
Collateralized Mortgage Obligations - Commercial - 2.0%
Bank
2.978% due 11/15/62  600,000 541,845
5.203% due 02/15/56  1,020,000 1,015,428
5.745% due 08/15/56  525,000 541,280
a
Principal
Amount Value
Benchmark Mortgage Trust
6.363% due 07/15/56 § $ 235,000 $ 243,987
BPR Trust
6.295% (SOFR + 1.898%)
due 04/15/37 ~ § 100,000 100,507
BX Commercial Mortgage Trust
5.410% due 11/13/46 ~ § 885,000 886,430
5.801% due 11/13/46 ~ § 115,000 115,295
BX Trust
5.888% (SOFR + 1.491%)
due 07/15/29 ~ § 500,000 502,714
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,417,232
3.102% due 12/15/72  1,870,000 1,707,208
CSMC Trust
3.304% due 09/15/37 ~ 183,088 166,564
3.953% due 09/15/37 ~ 5,800,000 5,242,307
4.373% due 09/15/37 ~ 1,700,000 952,944
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 3,787,400 3,792,373
6.761% (SOFR + 2.364%)
due 07/15/38 ~ § 4,369,603 4,386,196
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.123% due 07/25/33 ± § Ω 7,991,495 99,678
0.230% due 06/25/32 § 22,499,584 372,553
0.254% due 05/25/33 ± § Ω 19,995,780 414,746
0.297% due 03/25/32 § 6,887,938 129,528
0.342% due 04/25/55 § 13,171,683 289,130
0.359% due 06/25/32 § 18,275,559 448,583
0.396% due 12/25/31 ± § Ω 14,896,266 288,553
0.471% due 02/25/36 ± § Ω 4,964,126 173,824
0.513% due 03/25/31 ± § Ω 16,805,332 418,844
0.562% due 12/25/27 ± § Ω 5,932,971 80,501
0.613% due 10/25/26 ± § Ω 14,801,663 139,446
0.717% due 12/25/30 ± § Ω 11,170,120 384,238
0.771% due 03/25/28 ± § Ω 6,027,783 89,515
0.876% due 06/25/29 ± § Ω 7,136,060 232,744
1.207% due 06/25/27 ± § Ω 1,359,404 25,397
1.278% due 07/25/26 ± § Ω 4,851,452 66,761
1.317% due 01/25/30 ± § Ω 3,292,205 180,623
Government National Mortgage Association
(IO)
0.064% due 10/16/48 ± § Ω 4,013,589 6,091
0.329% due 01/16/53 ± § Ω 22,878,699 223,793
0.445% due 08/16/58 ± § Ω 1,188,469 23,288
0.504% due 04/16/57 ± § Ω 1,553,272 39,508
0.520% due 12/16/59 ± § Ω 1,571,201 50,292
0.526% due 02/16/59 ± § Ω 1,794,925 53,595
0.565% due 07/16/58 ± § Ω 850,556 22,647
0.566% due 01/16/63 ± § Ω 4,759,689 211,592
0.571% due 02/16/62 ± § Ω 3,330,147 148,139
0.575% due 11/16/47 ± § Ω 6,943,056 130,293
0.611% due 06/16/64 ± § Ω 5,985,614 323,674
0.640% due 02/16/61 ± § Ω 2,079,869 100,840
0.685% due 11/16/55 ± § Ω 5,295,070 135,904
0.802% due 01/16/61 § 11,871,419 692,739
0.826% due 05/16/63 ± § Ω 4,494,485 271,923
0.835% due 05/16/60 ± § Ω 1,662,339 92,801
0.873% due 10/16/62 ± § Ω 2,612,816 162,890
0.912% due 11/16/60 ± § Ω 5,462,442 356,116

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
1.422% due 10/16/60 § $ 29,526,348 $ 2,772,539
GS Mortgage Securities Corp. Trust
3.550% due 03/05/33 ~ § 1,310,000 1,087,336
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,394,205
3.164% due 05/10/50  1,473,573 1,413,859
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,646,223
LEX Mortgage Trust
4.874% due 10/13/33 ~ § 500,000 491,095
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 274,357
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 5,314,000 4,899,455
42,472,168
Collateralized Mortgage Obligations - Residential - 3.3%
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § 1,245,671 1,191,939
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,120,714
CSMC Trust
1.101% due 05/25/66 ~ § 683,346 578,086
2.000% due 01/25/60 ~ 1,182,625 1,026,333
2.978% due 07/25/57 ~ § 10,355,000 9,504,033
Federal Home Loan Mortgage Corp.
REMICS (IO)
1.238% (5.836% - SOFR)
due 10/15/41 ± § Ω 178,861 14,845
1.288% (5.886% - SOFR)
due 05/15/44 ± § Ω 942,275 83,067
1.318% (5.916% - SOFR)
due 09/15/37 ± § Ω 508,122 41,046
1.338% (5.936% - SOFR)
due 08/15/39 ± § Ω 442,871 37,438
1.518% (6.116% - SOFR)
due 01/15/40 ± § Ω 87,443 6,215
1.538% (6.136% - SOFR)
due 09/15/42 ± § Ω 299,024 19,885
1.578% (6.176% - SOFR)
due 11/15/36 ± § Ω 159,851 14,474
3.000% due 12/15/31 ± Ω 89,270 2,995
3.500% due 06/15/27 ± Ω 181,590 2,885
Federal National Mortgage Association
Connecticut Avenue Securities Trust
5.669% (SOFR + 1.100%)
due 02/25/44 ~ § 819,700 820,984
Federal National Mortgage Association
Interest STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 342,796 7,614
3.500% due 11/25/41 ± Ω 522,261 77,237
4.000% due 11/25/41 ± Ω 864,997 154,705
4.500% due 11/25/39 ± Ω 112,685 19,029
5.000% due 01/25/38 - 01/25/39 ± Ω 299,607 53,376
5.000% due 01/25/39 ± § Ω 77,456 14,156
5.500% due 01/25/39 ± § Ω 72,472 14,445
6.000% due 01/25/38 - 07/25/38 ± Ω 302,952 61,443
Federal National Mortgage Association
REMICS (IO)
1.467% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,522,071 196,064
1.756% due 10/25/35 ± § Ω 120,204 5,212
a
Principal
Amount Value
1.797% (6.366% - SOFR)
due 04/25/40 ± § Ω $ 205,080 $ 20,965
1.917% (6.486% - SOFR)
due 07/25/42 ± § Ω 67,244 7,286
1.939% due 03/25/36 ± § Ω 73,905 2,915
1.967% (6.536% - SOFR)
due 03/25/42 ± § Ω 393,325 26,739
2.543% due 07/25/36 ± § Ω 134,278 10,116
3.000% due 04/25/32 - 09/25/32 ± Ω 244,512 9,185
3.500% due 07/25/28 ± Ω 148,606 3,954
4.500% due 09/25/48 ± Ω 1,709,975 225,236
4.909% due 12/25/36 ± § Ω 554,495 26,837
5.500% due 06/25/44 ± Ω 390,414 31,715
GITSIT Mortgage Loan Trust
7.466% due 06/25/54 ~ § 1,058,303 1,059,750
Government National Mortgage Association
REMICS
1.588% (5.986% - SOFR)
due 08/16/42 ± § Ω 333,844 28,340
1.638% (6.036% - SOFR)
due 06/16/43 ± § Ω 249,224 11,102
1.688% (6.086% - SOFR)
due 10/16/42 ± § Ω 457,809 44,379
1.995% (6.366% - SOFR)
due 04/20/40 ± § Ω 48,898 5,571
2.065% (6.436% - SOFR)
due 06/20/40 ± § Ω 910,695 112,201
2.088% (6.486% - SOFR)
due 04/16/42 ± § Ω 929,181 114,054
3.500% due 05/20/43 - 04/20/50 ± Ω 2,020,633 372,228
3.500% due 07/20/50 5,525,504 1,007,466
4.000% due 04/16/45 - 01/16/46 ± Ω 1,144,798 205,750
4.000% due 02/16/50 7,769,378 1,456,148
4.500% due 09/16/45 - 06/20/52 20,220,823 3,890,323
5.000% due 05/16/43 ± Ω 4,045,545 409,497
5.000% due 10/20/44 2,463,327 514,996
5.066% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 802,306 798,992
5.266% (SOFR + 0.614%)
due 03/20/61 ± § Ω 209,803 207,397
5.822% (SOFR + 1.114%)
due 05/20/60 ± § Ω 64,544 64,206
Legacy Mortgage Asset Trust
4.750% due 04/25/61 ~ § 1,560,498 1,561,153
5.250% due 07/25/67 ~ § 2,945,767 2,940,358
MFA Trust
6.330% due 09/25/54 § 990,727 993,280
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 550,558
2.500% due 11/25/60 ~ § 700,000 599,479
3.750% due 05/25/58 ~ § 244,631 238,530
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 2,982,998 2,776,649
6.664% due 03/25/39 ~ § 1,655,000 1,674,064
NLT Trust
3.200% due 10/25/62 ~ § 1,263,052 1,120,301
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,197,329 2,025,556
5.268% due 09/25/39 ~ § 770,000 760,988
6.509% due 05/25/39 ~ § 1,670,000 1,684,575
PRET LLC
5.925% due 10/25/54 ~ § 781,456 782,903
5.963% due 11/25/54 ~ § 3,007,888 3,017,577
6.996% due 07/25/54 ~ § 575,375 578,297

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
PRKCM Trust
2.071% due 11/25/56 ~ § $ 869,948 $ 753,610
PRPM LLC
3.750% due 03/25/54 ~ § 959,394 928,149
4.000% due 11/25/53 ~ § 2,029,792 1,984,428
4.200% due 12/25/64 ~ § 2,213,846 2,152,746
5.689% due 09/25/29 ~ § 291,132 290,244
5.870% due 11/25/29 ~ § 684,500 686,771
6.959% due 02/25/29 ~ § 1,778,058 1,787,939
7.026% due 03/25/29 ~ § 901,853 906,885
RCO VII Mortgage LLC
7.021% due 01/25/29 ~ § 2,561,570 2,570,440
Redwood Funding Trust
7.500% due 07/25/59 ~ § 608,020 612,006
7.745% due 12/25/54 ~ § 467,756 472,559
Roc Mortgage Trust
5.589% due 10/25/39 ~ § 1,810,000 1,798,810
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,098,357
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 494,314 470,892
3.750% due 12/25/58 ~ § 505,000 451,161
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,021,516
Verus Securitization Trust
1.013% due 09/25/66 ~ § 749,753 624,908
VOLT XCII LLC
4.893% due 02/27/51 ~ § 606,977 606,988
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 316,570 316,416
69,574,661
Federal Home Loan Mortgage Corp. - 4.0%
2.000% due 12/01/51  47,192,964 36,930,529
2.500% due 11/01/50 - 04/01/52 16,688,339 13,816,247
3.000% due 11/01/49 - 05/01/52 4,884,620 4,204,899
3.500% due 04/01/52 - 06/01/52 6,203,694 5,515,436
4.000% due 06/01/44 - 02/01/53 10,204,809 9,481,420
4.500% due 03/01/47 - 11/01/52 3,356,316 3,183,033
5.000% due 03/01/38 - 06/01/53 4,870,489 4,765,511
5.500% due 04/01/53 - 06/01/53 3,380,114 3,350,520
6.000% due 11/01/39  1,031,401 1,071,022
6.500% due 01/01/53  276,553 285,034
7.000% due 03/01/39  88,995 93,277
82,696,928
Federal National Mortgage Association - 6.9%
1.500% due 03/01/51  1,325,657 982,423
2.000% due 02/01/52  9,854,297 7,689,498
2.500% due 11/01/50 - 06/01/62 66,277,248 54,091,069
3.000% due 09/01/42 - 03/01/52 24,479,058 21,247,534
3.500% due 03/01/43 - 06/01/52 22,944,106 20,572,283
3.900% due 08/01/32  500,000 468,851
4.000% due 11/01/42 - 04/01/52 9,648,270 8,964,371
4.060% due 07/01/32  600,000 568,735
4.420% due 04/01/33  196,855 191,072
4.500% due 10/01/44 - 03/01/54 9,103,642 8,661,924
4.680% due 07/01/33  100,000 98,617
5.000% due 05/01/41 - 03/01/53 4,935,093 4,846,650
5.500% due 05/01/53 - 09/01/53 7,993,501 7,914,720
6.000% due 07/01/41 - 05/01/53 5,192,896 5,256,912
6.500% due 05/01/40 - 02/01/53 1,613,391 1,673,536
7.000% due 02/01/39  306,537 320,050
143,548,245
a
Principal
Amount Value
Government National Mortgage Association - 0.1%
4.500% due 03/20/41 - 03/20/49 $ 2,233,083 $ 2,153,193
5.000% due 10/20/47  268,404 265,925
6.000% due 09/20/38  464,095 486,623
2,905,741
Total Mortgage-Backed Securities
    (Cost $364,070,532) 341,197,743
ASSET-BACKED SECURITIES - 14.7%
Automobile Other - 2.4%
American Credit Acceptance Receivables
Trust
6.040% due 07/12/30 ~ 500,000 505,917
7.650% due 09/12/30 ~ 3,460,000 3,607,145
8.000% due 02/15/29 ~ 110,000 112,471
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 713,059
Avis Budget Rental Car Funding AESOP
LLC
3.340% due 08/20/26 ~ 5,000,000 4,929,079
6.110% due 12/20/30 ~ 675,000 667,426
6.480% due 06/20/30 ~ 2,080,000 2,097,030
7.340% due 02/20/30 ~ 100,000 104,092
Bridgecrest Lending Auto Securitization
Trust
6.070% due 02/15/30  1,000,000 1,018,929
6.300% due 02/15/30  1,100,000 1,123,023
7.840% due 08/15/29  2,265,000 2,377,814
CarMax Auto Owner Trust
5.690% due 11/15/29  1,330,000 1,353,278
6.000% due 07/15/30  2,700,000 2,745,200
6.420% due 10/15/30  45,000 46,087
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 591,544
5.800% due 05/10/30 ~ 710,000 717,050
6.300% due 05/10/30 ~ 300,000 304,329
6.440% due 09/10/30 ~ 400,000 406,975
6.590% due 02/11/30 ~ 1,495,000 1,536,399
7.220% due 02/11/30 ~ 1,000,000 1,036,140
Credit Acceptance Auto Loan Trust
5.390% due 01/16/35 ~ 510,000 502,452
6.700% due 10/16/34 ~ 680,000 696,670
6.710% due 07/17/34 ~ 390,000 399,733
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 686,712
5.700% due 07/16/29  100,000 101,339
5.980% due 09/16/30  300,000 303,529
GLS Auto Receivables Issuer Trust
5.950% due 12/17/29 ~ 3,500,000 3,540,385
6.190% due 02/15/30 ~ 160,000 162,898
6.440% due 05/15/29 ~ 2,697,000 2,751,249
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 97,525
5.920% due 08/15/30 ~ 400,000 403,947
6.340% due 08/15/31 ~ 600,000 605,237
6.430% due 01/15/31 ~ 1,390,000 1,410,807
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 98,829
5.330% due 02/15/29 ~ 1,040,000 1,046,733
5.640% due 06/15/29 ~ 1,040,000 1,050,793

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.150% due 06/16/31 ~ $ 600,000 $ 607,546
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 767,038
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  2,085,000 2,081,253
5.840% due 06/17/30  100,000 102,052
5.970% due 10/15/31  2,310,000 2,351,301
6.280% due 08/15/31  100,000 102,982
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 101,478
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 303,893
7.290% due 07/15/30 ~ 100,000 104,888
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,282,135
5.910% due 04/15/30 ~ 500,000 506,008
6.020% due 10/15/29 ~ 1,695,000 1,727,150
50,889,549
Automobile Sequential - 1.0%
Avis Budget Rental Car Funding AESOP
LLC
5.130% due 10/20/28 ~ 2,560,000 2,575,716
5.230% due 12/20/30 ~ 665,000 670,626
5.250% due 04/20/29 ~ 440,000 444,967
5.360% due 06/20/30 ~ 1,725,000 1,752,339
5.780% due 04/20/28 ~ 3,140,000 3,203,614
5.900% due 08/21/28 ~ 2,000,000 2,044,641
6.020% due 02/20/30 ~ 890,000 924,418
Carvana Auto Receivables Trust
5.080% due 03/11/30 ~ 1,463,000 1,474,446
6.420% due 01/10/28 ~ 1,125,076 1,134,496
Credit Acceptance Auto Loan Trust
5.950% due 06/15/34 ~ 1,445,000 1,474,759
Octane Receivables Trust
5.680% due 05/20/30 ~ 1,310,897 1,323,717
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 2,245,000 2,265,616
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 579,040
Wheels Fleet Lease Funding 1 LLC
4.800% due 09/19/39 ~ 480,000 479,794
20,348,189
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,164,670
6.200% due 08/15/29 ~ 715,000 719,473
1,884,143
Other Asset-Backed Securities - 11.2%
37 Capital CLO 4 Ltd.
10.156% (SOFR + 5.500%)
due 01/15/34 ~ § 1,500,000 1,514,383
AASET Ltd.
5.930% due 09/16/49 ~ 2,579,753 2,570,119
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,662,908
6.890% due 02/15/29 ~ 110,000 110,981
7.110% due 11/15/28 ~ 75,852 76,042
AGL CLO 35 Ltd. (Cayman)
6.412% (SOFR + 1.900%)
due 01/21/38 ~ § 2,215,000 2,214,835
a
Principal
Amount Value
AMMC CLO 18 Ltd. (Cayman)
6.383% (SOFR + 1.862%)
due 05/26/31 ~ § $ 2,615,000 $ 2,624,384
AMMC CLO XII Ltd. (Cayman)
6.283% (SOFR + 1.762%)
due 11/10/30 ~ § 2,635,000 2,648,654
Anchorage Capital CLO 13 LLC (Cayman)
6.718% (SOFR + 2.062%)
due 04/15/34 ~ § 2,085,000 2,090,594
Anchorage Capital CLO 19 Ltd. (Cayman)
6.768% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,428,822
Anchorage Capital CLO 28 Ltd. (Cayman)
6.867% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 570,960
Anchorage Capital CLO 30 Ltd. (Cayman)
6.065% (SOFR + 1.750%)
due 01/20/37 ~ § 2,825,000 2,825,097
Anchorage Capital CLO 6 Ltd. (Cayman)
6.732% (SOFR + 2.100%)
due 04/22/34 ~ § 2,530,000 2,540,007
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,824,742 1,800,895
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 90,204 91,011
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 1,871,108 1,893,395
Bain Capital CLO Ltd. (Jersey)
6.647% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,702,831
Bain Capital Credit CLO Ltd. (Cayman)
6.015% (SOFR + 1.700%)
due 01/21/38 ~ § 2,585,000 2,585,000
6.894% (SOFR + 2.262%)
due 04/18/34 ~ § 950,000 952,529
Ballyrock CLO 28 Ltd. (Cayman)
5.647% (SOFR + 1.320%)
due 01/20/38 ~ § 1,140,000 1,139,292
Benefit Street Partners CLO XXVIII Ltd.
(Jersey)
6.462% (SOFR + 1.900%)
due 10/20/37 ~ § 1,815,000 1,815,038
Benefit Street Partners CLO XXXVII Ltd.
(Cayman)
6.198% (SOFR + 1.850%)
due 01/25/38 ~ § 1,345,000 1,344,801
Betony CLO 2 Ltd. (Cayman)
6.451% (SOFR + 1.862%)
due 04/30/31 ~ § 775,000 777,432
BHG Securitization Trust
5.810% due 04/17/35 ~ 696,495 704,518
6.490% due 04/17/35 ~ 1,075,000 1,089,716
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,779,344 1,760,590
6.197% due 05/15/39 ~ 531,615 541,699
Canyon CLO Ltd. (Cayman)
6.618% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,779
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
6.285% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 752,891

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
CarVal CLO II Ltd. (Cayman)
7.056% (SOFR + 2.700%)
due 04/20/32 ~ § $ 1,810,000 $ 1,810,118
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 3,564,496 3,283,104
Cerberus Loan Funding XLVII LLC
6.406% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,708,389
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,680,536 1,520,405
2.720% due 01/18/47 ~ 3,684,528 3,316,243
College Ave Student Loans LLC
5.690% due 08/25/54 ~ 2,998,312 3,031,577
6.080% due 08/25/54 ~ 880,000 887,665
Compass Datacenters Issuer II LLC
5.022% due 08/25/49 ~ 1,700,000 1,671,493
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 2,414,622 2,435,755
DB Master Finance LLC
4.030% due 11/20/47 ~ 466,250 452,933
Dryden 53 CLO Ltd. (Cayman)
6.318% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 1,003,043
EverBright Solar Trust
6.430% due 06/22/54 ~ 838,016 820,226
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,023,750 997,599
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,171,318
2.189% due 08/17/38 ~ 4,049,000 3,844,219
FOCUS Brands Funding
8.241% due 10/30/53 ~ 495,000 522,503
Foundation Finance Trust
1.270% due 05/15/41 ~ 1,122,053 1,043,841
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,778,433
6.600% due 08/20/53 ~ 2,895,000 2,948,927
Golub Capital Partners CLO 53B Ltd.
(Cayman)
6.679% (SOFR + 2.062%)
due 07/20/34 ~ § 1,325,000 1,328,652
Golub Capital Partners CLO 72 B Ltd.
(Jersey)
6.726% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,820,790
GoodLeap Home Improvement Solutions
Trust
5.350% due 10/20/46 ~ 510,324 508,755
GreenSky Home Improvement Issuer Trust
5.150% due 10/27/59 ~ 285,000 284,912
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 603,544 608,041
Hardee's Funding LLC
7.253% due 03/20/54 ~ 456,550 467,299
Hildene Community Funding CDO Ltd.
(Cayman)
2.600% due 11/01/35 ~ 2,206,633 1,906,790
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 298,042 300,629
HIN Timeshare Trust
3.420% due 10/09/39 ~ 334,830 320,349
HINNT LLC
5.490% due 03/15/43 ~ 457,712 462,301
a
Principal
Amount Value
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ $ 3,969,750 $ 3,856,514
Invesco CLO Ltd. (Cayman)
6.543% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 837,057
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 5,958,225 5,669,540
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 895,540
KKR CLO 44 Ltd. (Cayman)
7.317% (SOFR + 2.700%)
due 01/20/36 ~ § 2,885,000 2,937,147
KKR CLO 54 Ltd. (Cayman)
6.021% (SOFR + 1.700%)
due 01/15/38 ~ § 2,065,000 2,064,561
Long Point Park CLO Ltd.
6.284% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 661,422
Madison Park Funding XLVIII Ltd. (Cayman)
6.879% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 962,824
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 479,826
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 100,863
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ 200,000 204,263
Milos CLO Ltd. (Cayman)
6.429% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,058,074
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 3,047,198 2,971,162
5.600% due 04/22/52 ~ 4,305,292 4,223,882
MVW LLC
4.430% due 03/20/42 ~ 863,597 846,913
5.320% due 02/20/43 ~ 1,039,674 1,045,365
6.200% due 02/20/43 ~ 364,009 367,997
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 977,468 872,333
1.690% due 05/15/69 ~ 2,716,607 2,531,310
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 613,968
OCP CLO Ltd. (Cayman)
5.681% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,610,000
6.934% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,143,766
Octagon Investment Partners 31 Ltd.
(Cayman)
6.132% (SOFR + 1.500%)
due 07/20/30 ~ § 2,035,000 2,040,110
OHA Credit Funding 17 Ltd. (Bermuda)
6.517% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,286,843
OHA Credit Partners XI Ltd. (Cayman)
6.417% (SOFR + 1.800%)
due 04/20/37 ~ § 1,260,000 1,268,916
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 529,490
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,107,417
4.050% due 10/14/36 ~ 2,735,000 2,558,752
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 845,000 847,186

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Palmer Square BDC CLO 1 Ltd. (Cayman)
6.256% (SOFR + 1.600%)
due 07/15/37 ~ § $ 4,330,000 $ 4,374,524
6.806% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,950,028
Palmer Square Loan Funding Ltd. (Cayman)
6.318% (SOFR + 1.662%)
due 10/15/29 ~ § 2,283,000 2,288,349
PK Alift Loan Funding 3 LP
5.842% due 09/15/39 ~ 557,312 561,083
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,472,950 5,046,535
4.008% due 12/05/51 ~ 194,500 176,775
5.765% due 06/05/54 ~ 3,346,613 3,366,286
Post CLO Ltd. (Cayman)
7.817% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 501,958
Post CLO VI Ltd. (Cayman)
6.255% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,807,572
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,076,473
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 209,363
2.688% due 05/17/26 ~ 455,000 442,183
4.896% due 06/17/39 ~ 275,000 272,199
5.192% due 06/17/39 ~ 490,000 485,746
RAD CLO 27 Ltd. (Cayman)
due 01/20/38 # ~ § 1,070,000 1,070,000
Regional Management Issuance Trust
5.110% due 12/15/33 ~ 580,000 581,326
5.740% due 12/15/33 ~ 140,000 140,532
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,697,329
5.420% due 11/20/37 ~ 1,435,000 1,453,747
5.910% due 08/20/32 ~ 885,000 894,578
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,320,682
Rockford Tower CLO Ltd. (Cayman)
7.529% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 973,100
7.783% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,937,661
Rockford Tower Ltd. (Cayman)
6.409% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,110,617
RR 28 Ltd. (Cayman)
6.206% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,020,497
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 376,408
SEB Funding LLC
4.969% due 01/30/52 ~ 399,000 389,452
7.386% due 04/30/54 ~ 1,400,000 1,433,753
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 1,254,226 1,254,838
7.120% due 09/20/40 ~ 51,691 52,763
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 308,815 284,420
1.340% due 03/17/53 ~ 1,907,066 1,762,530
1.390% due 01/15/53 ~ 972,971 873,472
1.590% due 01/15/53 ~ 189,277 171,183
3.960% due 07/15/42 ~ 1,155,000 1,104,490
4.000% due 07/15/42 ~ 120,000 114,587
a
Principal
Amount Value
5.240% due 03/15/56 ~ $ 2,878,296 $ 2,873,249
5.500% due 06/17/52 ~ 915,417 922,098
5.880% due 03/15/56 ~ 1,997,000 2,010,740
6.048% (SOFR + 1.450%)
due 03/15/56 ~ § 3,144,126 3,210,760
6.060% due 06/17/52 ~ 295,000 297,456
6.220% due 03/15/56 ~ 2,730,000 2,727,124
Sound Point CLO XXXII Ltd. (Cayman)
7.037% (SOFR + 2.412%)
due 10/25/34 ~ § 1,540,000 1,544,396
Stonepeak ABS
2.301% due 02/28/33 ~ 3,842,922 3,686,833
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 644,486 642,987
6.270% due 07/15/44 ~ 131,026 134,310
Subway Funding LLC
5.246% due 07/30/54 ~ 800,000 780,760
6.028% due 07/30/54 ~ 2,565,000 2,599,689
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,380,326 2,248,360
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 375,093 339,700
2.100% due 09/20/45 ~ 1,332,624 1,234,638
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,069,413 1,983,212
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 703,800 712,150
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 401,094 400,499
Trafigura Securitisation Finance PLC
(Ireland)
5.864% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,632,522
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,725,347
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 2,774,936 2,783,778
Wave LLC
3.597% due 09/15/44 ~ 758,609 712,948
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 159,594 155,746
Wingstop Funding LLC
5.858% due 12/05/54 ~ 750,000 753,317
Ziply Fiber Issuer LLC
6.640% due 04/20/54 ~ 4,100,000 4,206,649
232,825,860
Total Asset-Backed Securities
    (Cost $302,441,261) 305,947,741
U.S. GOVERNMENT AGENCY ISSUES - 0.1%
Tennessee Valley Authority
4.250% due 09/15/65  1,430,000 1,167,706
Total U.S. Government Agency Issues
    (Cost $1,198,817) 1,167,706
U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Bonds - 8.4%
2.000% due 11/15/41  18,120,000 12,176,389
3.000% due 11/15/44  7,825,000 5,941,142

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.250% due 05/15/42  $ 7,500,000 $ 6,103,500
3.625% due 08/15/43  510,000 432,171
3.625% due 02/15/53  535,000 434,850
3.625% due 05/15/53  24,820,000 20,183,989
3.875% due 05/15/43 ‡ 4,350,000 3,829,897
4.000% due 11/15/52  6,485,000 5,651,166
4.125% due 08/15/53 ‡ 72,350,000 64,460,683
4.250% due 02/15/54  10,750,000 9,810,050
4.375% due 08/15/43 ‡ 38,530,000 36,268,793
4.500% due 02/15/44  5,645,000 5,389,744
4.500% due 11/15/54  4,860,000 4,634,420
175,316,794
U.S. Treasury Notes - 10.6%
1.125% due 01/15/25  2,635,000 2,632,004
3.500% due 09/30/26  26,070,000 25,745,695
3.500% due 09/30/29  10,830,000 10,427,327
3.625% due 08/31/29  18,775,000 18,183,290
3.625% due 09/30/31  10,665,000 10,137,028
3.750% due 08/31/26  3,175,000 3,150,367
3.750% due 08/31/31  2,940,000 2,817,439
3.875% due 08/15/33  58,455,000 55,651,018
3.875% due 08/15/34  16,732,100 15,826,070
4.000% due 02/15/34  9,410,000 9,011,690
4.125% due 10/31/29  9,545,000 9,437,314
4.125% due 03/31/31  3,690,000 3,623,035
4.250% due 11/15/34  2,750,000 2,678,540
4.375% due 12/31/29  14,220,000 14,213,412
4.375% due 05/15/34  1,115,000 1,098,210
4.500% due 12/31/31  160,000 160,146
4.875% due 10/31/30  35,645,000 36,439,885
221,232,470
Total U.S. Treasury Obligations
    (Cost $407,477,899) 396,549,264
FOREIGN GOVERNMENT BONDS & NOTES - 5.1%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/33  BRL 86,357,000 10,756,222
Canadian Government (Canada)
4.000% due 08/01/26  CAD 5,305,000 3,750,018
Chile Government (Chile)
3.100% due 05/07/41  $ 3,510,000 2,516,664
3.500% due 01/31/34  3,055,000 2,637,016
4.340% due 03/07/42  1,490,000 1,252,926
Colombia Government (Colombia)
7.500% due 02/02/34  1,980,000 1,953,270
7.750% due 11/07/36  2,960,000 2,899,024
8.000% due 11/14/35  670,000 675,360
8.375% due 11/07/54  1,920,000 1,866,048
Costa Rica Government (Costa Rica)
7.158% due 03/12/45 ~ 600,000 619,200
Dominican Republic (Dominican Republic)
6.600% due 06/01/36 ~ 315,000 313,268
7.050% due 02/03/31 ~ 855,000 877,657
Hazine Mustesarligi Varlik Kiralama AS
(Turkey)
6.500% due 04/26/30 ~ 2,805,000 2,775,889
Indonesia Treasury (Indonesia)
6.750% due 07/15/35  IDR 20,061,000,000 1,224,397
6.875% due 04/15/29  94,174,000,000 5,827,291
Mexican Bonos (Mexico)
8.500% due 05/31/29  MXN 108,782,200 4,943,999
a
Principal
Amount Value
Nigeria Government (Nigeria)
10.375% due 12/09/34 ~ $ 1,735,000 $ 1,773,832
Philippine Government (Philippines)
2.650% due 12/10/45  1,635,000 1,039,099
2.950% due 05/05/45  2,275,000 1,528,262
Republic of Poland Government (Poland)
5.500% due 03/18/54  945,000 871,170
Republic of South Africa Government
(South Africa)
7.100% due 11/19/36 ~ 2,370,000 2,312,126
7.300% due 04/20/52  2,130,000 1,934,370
7.950% due 11/19/54 ~ 805,000 773,057
8.875% due 02/28/35  ZAR 84,940,000 4,100,687
9.000% due 01/31/40  107,450,000 4,850,133
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~ $ 445,000 371,505
3.900% due 10/19/31 ~ 1,005,000 828,305
5.375% due 05/29/27 ~ EUR 2,200,000 2,294,411
6.900% due 02/28/32 ~ $ 2,545,000 2,487,599
Romania Government (Romania)
5.750% due 03/24/35 ~ 3,756,000 3,357,145
Turkiye Government (Turkey)
6.500% due 01/03/35  6,770,000 6,341,019
7.125% due 07/17/32  4,285,000 4,255,691
U.K. Gilts (United Kingdom)
0.250% due 01/31/25 ~ GBP 6,930,000 8,642,758
4.125% due 01/29/27 ~ 1,995,000 2,484,638
Uruguay Government (Uruguay)
8.250% due 05/21/31  UYU 286,455,000 6,104,349
9.750% due 07/20/33  270,230,000 6,188,709
Total Foreign Government Bonds & Notes
    (Cost $117,859,750) 107,427,114
SHORT-TERM INVESTMENTS - 2.1%
U.S. Treasury Bills - 2.1%
3.014% due 01/07/25  $ 21,855,000 21,842,593
3.721% due 01/14/25  8,780,000 8,767,739
4.097% due 01/30/25  2,430,000 2,422,015
4.220% due 03/06/25 ‡ 4,210,000 4,179,205
5.413% due 03/20/25  7,275,000 7,210,323
44,421,875
Total Short-Term Investments
(Cost $44,418,302) 44,421,875
TOTAL INVESTMENTS - 97.7%
(Cost $2,066,784,948) 2,039,298,751
DERIVATIVES - (0.1%) (3,121,956)
OTHER ASSETS & LIABILITIES, NET - 2.4% 51,724,182
NET ASSETS - 100.0% $ 2,087,900,977

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $7,714,060 or 0.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2024, investments with a total aggregate value of
$16,331,480 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of December 31, 2024, open futures contracts outstanding were as follows:
Corporate Bonds & Notes 38 .5%
U.S. Treasury Obligations 19 .0%
Mortgage-Backed Securities 16 .3%
Asset-Backed Securities 14 .7%
Foreign Government Bonds & Notes 5 .1%
Others (each less than 3.0%) 4 .1%
97 .7%
Derivatives ( 0 .1% )
Other Assets and Liabilities, Net 2 .4%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/25 751 $ 154,490,817 $ 154,412,641 ( $ 78,176 )
CBOT 5 Year U.S. Treasury Notes 03/25 434 46,330,044 46,136,235 (193,809)
CBOT U.S. Treasury Bond 03/25 1,999 233,175,193 227,573,656 (5,601,537)
CBOT Ultra 10 Year U.S. Treasury Notes 03/25 131 14,782,700 14,581,938 (200,762)
( $ 6,074,284 )
Short Futures Outstanding
CBOT Ultra 10 Year U.S. Treasury Notes 03/25 1,936 218,453,328 215,501,000 2,952,328
a
Total Futures Contracts ( $ 3,121,956 )

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 2,914,317 $ 2,914,317 $ – $ –
Corporate Bonds & Notes 803,466,182 – 803,466,182 –
Convertible Corporate Bonds & Notes 7,250,932 – 7,250,932 –
Senior Loan Notes 28,955,877 – 28,955,877 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 42,472,168 – 37,523,912 4,948,256
Collateralized Mortgage Obligations - Residential 69,574,661 – 66,808,857 2,765,804
Federal Home Loan Mortgage Corp. 82,696,928 – 82,696,928 –
Federal National Mortgage Association 143,548,245 – 143,548,245 –
Government National Mortgage Association 2,905,741 – 2,905,741 –
Total Mortgage-Backed Securities 341,197,743 – 333,483,683 7,714,060
Asset-Backed Securities 305,947,741 – 305,947,741 –
U.S. Government Agency Issues 1,167,706 – 1,167,706 –
U.S. Treasury Obligations 396,549,264 – 396,549,264 –
Foreign Government Bonds & Notes 107,427,114 – 107,427,114 –
Short-Term Investments 44,421,875 – 44,421,875 –
Derivatives:
Interest Rate Contracts
Futures 2,952,328 2,952,328 – –
Total Assets 2,042,251,079 5,866,645 2,028,670,374 7,714,060
a
Liabilities Due to Custodian (205,214) – (205,214) –
Derivatives:
Interest Rate Contracts
Futures (6,074,284) (6,074,284) – –
Total Liabilities (6,279,498) (6,074,284) (205,214) –
Total $ 2,035,971,581 ( $ 207,639 ) $ 2,028,465,160 $ 7,714,060

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 5.1%
Invesco Senior Loan ETF 213,810 $ 4,504,976
iShares iBoxx High Yield Corporate Bond 39,920 3,139,708
SPDR Blackstone Senior Loan 95,685 3,992,935
SPDR Bloomberg High Yield Bond ETF 37,308 3,561,795
SPDR Bloomberg Short Term High Yield
Bond ETF 141,523 3,573,456
a
Total Exchange-Traded Funds
    (Cost $18,540,881) 18,772,870
Principal
Amount
CORPORATE BONDS & NOTES - 4.0%
Consumer, Non-Cyclical - 1.3%
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ $ 3,000,000 3,069,991
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,475,425 1,516,950
4,586,941
Financial - 2.6%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.750% due 10/15/27 ~ 2,851,000 2,830,302
7.000% due 01/15/31 ~ 1,715,000 1,723,576
7.375% due 10/01/32 ~ 3,250,000 3,283,969
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 1,850,000 1,870,506
9,708,353
Technology - 0.1%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 500,000 494,712
Total Corporate Bonds & Notes
    (Cost $14,713,971) 14,790,006
SENIOR LOAN NOTES - 89.6%
Communications - 1.8%
CNT Holdings I Corp. Term B
8.085% (SOFR + 3.500%)
due 11/08/27 § 4,449,852 4,484,022
Speedster Bidco GmbH Term B (Germany)
due 10/17/31 ∞ 1,000,000 1,004,531
StubHub Holdco Sub LLC Term B
9.107% (SOFR + 4.750%)
due 03/15/30 § 1,220,930 1,225,509
6,714,062
Consumer, Cyclical - 9.2%
Alterra Mountain Co. Term B
7.107% (SOFR + 2.750%)
due 08/17/28 § 5,979,911 6,006,073
BCPE Empire Holdings, Inc. Term B
7.857% (SOFR + 3.500%)
due 12/11/28 § 4,474,583 4,504,724
Caesars Entertainment, Inc. Term B1
6.607% (SOFR + 2.250%)
due 02/06/31 § 994,987 1,000,460
a
Principal
Amount Value
ClubCorp Holdings, Inc. Term B
9.590% (SOFR + 5.000%)
due 09/18/26 § ∞ $ 7,317,336 $ 7,351,310
FCG Acquisitions, Inc.
8.221% (SOFR + 3.750%)
due 03/31/28 § 746,777 753,311
MIC Glen LLC Term B2
8.721% (SOFR + 4.250%)
due 07/21/28 § 496,250 500,158
PetSmart LLC Term B
8.207% (SOFR + 3.750%)
due 02/11/28 § 1,745,812 1,741,811
SeaWorld Parks & Entertainment, Inc.
Term B3
6.357% (SOFR + 2.000%)
due 12/04/31 § 1,195,692 1,196,688
Weber-Stephen Products LLC
8.707% (SOFR + 4.250%)
due 10/30/27 § 748,077 745,739
Term B
7.721% (SOFR + 3.250%)
due 10/30/27 § ∞ 1,121,424 1,120,022
Whatabrands LLC Term B
6.857% (SOFR + 2.500%)
due 08/03/28 § ∞ 5,262,923 5,280,311
Windsor Holdings III LLC Term B
7.856% (SOFR + 3.500%)
due 08/01/30 § 3,475,652 3,504,433
33,705,040
Consumer, Non-Cyclical - 16.8%
8th Avenue Food & Provisions, Inc. Term B
8.221% (SOFR + 3.750%)
due 10/01/25 § 5,042,114 4,943,974
9.221% (SOFR + 4.750%)
due 10/01/25 § ∞ 746,474 733,411
Allied Universal Holdco LLC Term B
8.207% (SOFR + 3.750%)
due 05/12/28 § 3,710,620 3,726,854
Anticimex Global AB Term B1 (Sweden)
7.720% (SOFR + 3.150%)
due 11/16/28 § 4,342,091 4,376,467
Bausch & Lomb Corp.
8.329% (SOFR + 4.000%)
due 09/29/28 § 4,088,668 4,108,601
Term B
7.689% (SOFR + 3.250%)
due 05/10/27 § ∞ 6,106,791 6,137,703
Belron Finance LLC Term B
7.273% (SOFR + 2.750%)
due 10/16/31 § 2,743,125 2,773,415
Curium Bidco SARL Term B (Luxembourg)
7.829% (SOFR + 3.500%)
due 07/31/29 § 2,468,880 2,481,737
Fiesta Purchaser, Inc. Term B
7.607% (SOFR + 3.250%)
due 02/12/31 § 293,527 294,187
Grant Thornton Advisors Holdings LLC
Delayed Draw
due 06/02/31 ∞ 54,348 54,393
Term B
due 06/02/31 ∞ 445,652 446,580

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Grant Thornton LLP Term B
7.607% (SOFR + 3.250%)
due 06/02/31 § $ 1,244,547 $ 1,246,103
Mavis Tire Express Services Topco Corp.
Term B
7.857% (SOFR + 3.500%)
due 05/04/28 § 2,848,078 2,870,823
Medline Borrower LP Term B
6.607% (SOFR + 2.250%)
due 10/23/28 § 7,259,810 7,302,462
Packaging Coordinators Midco, Inc.
7.835% (SOFR + 3.250%)
due 11/30/27 § 3,990,000 4,009,950
Pathway Vet Alliance LLC Term B
8.340% (SOFR + 3.750%)
due 03/31/27 § 3,486,439 2,849,292
Southern Veterinary Partners LLC Term B
7.715% (SOFR + 3.250%)
due 12/04/31 § ∞ 6,226,159 6,277,718
Spin Holdco, Inc. Term B
8.706% (SOFR + 4.000%)
due 03/04/28 § 711,334 602,500
Veritiv Operating Co. Term B
8.829% (SOFR + 4.500%)
due 11/30/30 § 498,747 500,695
Wand NewCo 3, Inc. Term B
7.607% (SOFR + 3.250%)
due 01/30/31 § 5,737,827 5,770,550
61,507,415
Energy - 0.8%
Rockpoint Gas Storage Partners LP Term
B (Canada)
7.985% (SOFR + 3.500%)
due 09/18/31 § 750,000 755,812
Traverse Midstream Partners LLC Term B
7.854% (SOFR + 3.500%)
due 02/16/28 § 2,000,000 2,011,666
2,767,478
Financial - 17.6%
Acrisure LLC Term B6
7.357% (SOFR + 3.000%)
due 11/06/30 § 3,898,233 3,910,415
Alliant Holdings Intermediate LLC Term B6
7.106% (SOFR + 2.750%)
due 09/19/31 § ∞ 6,857,813 6,885,244
Amynta Agency Borrower, Inc. Term B
due 12/06/31 ∞ 750,000 750,750
7.338% (SOFR + 3.000%)
due 02/28/28 § 498,750 499,451
Apex Group Treasury LLC Term B
8.579% (SOFR + 3.750%)
due 07/27/28 § 3,920,871 3,964,981
9.076% (SOFR + 4.000%)
due 07/27/28 § 1,242,810 1,256,015
AssuredPartners, Inc. Term B5
7.857% (SOFR + 3.500%)
due 02/14/31 § 5,432,572 5,450,114
BroadStreet Partners, Inc. Term B4
7.357% (SOFR + 3.250%)
due 06/13/31 § 7,751,847 7,787,374
a
Principal
Amount Value
CoreLogic, Inc. Term B
7.971% (SOFR + 6.750%)
due 06/02/28 § ∞ $ 3,607,965 $ 3,565,683
Deerfield Dakota Holding LLC Term B
8.079% (SOFR + 3.750%)
due 04/09/27 § 2,357,119 2,312,923
11.340% (SOFR + 6.750%)
due 04/07/28 § ∞ 5,815,000 5,626,013
FNZ USA FinCo LLC Term B
9.554% (SOFR + 5.000%)
due 11/05/31 § 2,750,000 2,691,562
Howden Group Holdings Ltd. Term B
(United Kingdom)
7.857% (SOFR + 3.500%)
due 04/18/30 § 4,693,586 4,732,895
Hyperion Refinance SARL Term B (United
Kingdom)
7.357% (SOFR + 3.000%)
due 02/15/31 § ∞ 2,867,194 2,891,258
7.857% (SOFR + 3.500%)
due 02/15/31 § ∞ 247,494 249,969
IMA Financial Group, Inc. Term B
7.366% (SOFR + 3.000%)
due 11/01/28 § ∞ 3,602,734 3,611,741
TIH Insurance Holdings LLC (2nd Lien)
9.079% (SOFR + 4.750%)
due 05/06/32 § 7,000,000 7,195,419
USI, Inc. Term B
due 11/21/29 ∞ 1,246,875 1,247,098
64,628,905
Industrial - 28.5%
Apple Bidco LLC Term B
7.857% (SOFR + 3.500%)
due 09/22/28 § 5,168,902 5,208,594
Bleriot U.S. Bidco, Inc. Term B
7.107% (SOFR + 2.750%)
due 10/31/30 § 3,106,888 3,126,306
Brown Group Holding LLC
Term B1
6.857% (SOFR + 2.500%)
due 07/01/31 § 997,500 1,002,903
Term B2
7.807% (SOFR + 2.750%)
due 07/01/31 § 498,750 500,843
Chariot Buyer LLC Term B
7.707% (SOFR + 3.250%)
due 11/03/28 § 4,327,644 4,357,782
Charter Next Generation, Inc. Term B
7.525% (SOFR + 3.000%)
due 11/29/30 § 4,386,744 4,414,464
Cornerstone Building Brands, Inc. Term C
8.897% (SOFR + 4.500%)
due 05/15/31 § 1,620,938 1,563,394
Crosby U.S. Acquisition Corp. Term B
7.857% (SOFR + 3.500%)
due 08/16/29 § 6,206,945 6,280,100
Cube A&D Buyer, Inc.
8.132% (SOFR + 3.500%)
due 10/17/31 § 1,250,000 1,260,416
Dynasty Acquisition Co., Inc.
Term B1
6.607% (SOFR + 2.250%)
due 10/31/31 § 3,803,333 3,826,085

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Term B2
6.607% (SOFR + 2.250%)
due 10/31/31 § $ 1,446,667 $ 1,455,321
Engineered Machinery Holdings, Inc. (2nd
Lien)
10.590% (SOFR + 6.000%)
due 05/21/29 § ∞ 1,150,000 1,156,469
11.090% (SOFR + 6.500%)
due 05/21/29 § ∞ 875,000 879,375
Filtration Group Corp. Term B
7.971% (SOFR + 3.500%)
due 10/21/28 § 7,223,447 7,287,779
GFL Environmental, Inc. Term B
6.610% (SOFR + 2.000%)
due 07/03/31 § 1,496,250 1,501,327
Goat Holdco LLC Term B
due 12/10/31 ∞ 3,000,000 3,006,249
Icebox Holdco III, Inc. Term B
8.086% (SOFR + 3.500%)
due 12/22/28 § 992,347 1,001,118
11.340% (SOFR + 6.750%)
due 12/21/29 § 2,125,000 2,156,875
Kenan Advantage Group, Inc. Term B4
7.607% (SOFR + 3.250%)
due 01/25/29 § 2,231,923 2,247,268
LABL, Inc. Term B
9.457% (SOFR + 5.000%)
due 10/29/28 § 5,415,385 5,248,412
LaserShip, Inc. Term D
9.278% (SOFR + 4.500%)
due 08/10/29 § 470,047 165,691
Pregis TopCo LLC
8.471% (SOFR + 4.000%)
due 07/31/26 § 247,442 249,195
Term B
8.357% (SOFR + 4.000%)
due 07/31/26 § 2,962,021 2,986,458
Pretium PKG Holdings, Inc.
Term A
9.571% (SOFR + 5.000%)
due 10/02/28 § 787,671 816,224
Term A1
9.171% (SOFR + 4.600%)
due 10/02/28 § 2,147,948 1,719,029
Pro Mach Group, Inc. Term B
7.857% (SOFR + 3.500%)
due 08/31/28 § 2,486,892 2,511,761
Proampac PG Borrower LLC Term B
8.656% (SOFR + 4.000%)
due 09/15/28 § 3,663,782 3,678,895
Roper Industrial Products Investment Co.
7.079% (SOFR + 2.750%)
due 11/22/29 § 4,319,017 4,341,510
Signia Aerospace LLC
due 12/11/31 ± ∞
φ
269,231 270,240
Term B
7.359% (SOFR + 3.000%)
due 11/21/31 ± § 3,230,769 3,242,885
Spirit AeroSystems, Inc. Term B
9.085% (SOFR + 4.500%)
due 01/15/27 § 1,481,984 1,501,435
SPX Flow, Inc. Term B
7.357% (SOFR + 3.000%)
due 04/05/29 § ∞ 3,603,050 3,638,237
a
Principal
Amount Value
Star U.S. Bidco LLC Term B
8.107% (SOFR + 3.750%)
due 03/17/27 ± § $ 1,636,998 $ 1,649,275
STS Operating, Inc.
8.457% (SOFR + 4.000%)
due 03/25/31 § 608,469 610,675
Tidal Waste & Recycling Holdings LLC
Term B
7.829% (SOFR + 3.500%)
due 10/24/31 § 500,000 502,969
Titan Acquisition Ltd. Term B (Canada)
9.073% (SOFR + 4.500%)
due 02/15/29 § 3,793,988 3,828,369
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 4,457,028 4,492,377
TransDigm, Inc.
Term J
6.829% (SOFR + 2.500%)
due 02/28/31 § ∞ 4,205,406 4,215,440
Term K
7.079% (SOFR + 2.750%)
due 03/22/30 § 762,635 765,714
Term L
6.829% (SOFR + 2.500%)
due 01/19/32 § ∞ 3,241,875 3,251,704
Trident TPI Holdings, Inc. Term B7
8.188% (SOFR + 3.750%)
due 09/15/28 § 2,366,550 2,390,544
104,309,707
Technology - 14.9%
Applied Systems, Inc. (2nd Lien)
9.579% (SOFR + 5.250%)
due 02/23/32 § 6,500,000 6,698,386
BCPE Pequod Buyer, Inc. Term B
due 11/25/31 ∞ 1,000,000 1,010,000
Central Parent LLC Term B
7.579% (SOFR + 3.250%)
due 07/06/29 § ∞ 8,327,891 8,228,481
Ellucian Holdings, Inc.
(2nd Lien)
9.107% (SOFR + 4.750%)
due 11/15/32 § 3,500,000 3,563,875
Term B
7.357% (SOFR + 3.000%)
due 10/09/29 § 2,377,974 2,397,295
Epicor Software Corp.
7.107% (SOFR + 2.750%)
due 05/30/31 § ∞ 6,983,750 7,042,239
Peraton Corp. (2nd Lien)
12.364% (SOFR + 7.750%)
due 02/01/29 § 882,352 722,150
PointClickCare Technologies, Inc. Term B
(Canada)
7.579% (SOFR + 3.250%)
due 11/03/31 § 1,125,000 1,131,328
Polaris Newco LLC Term B
8.847% (SOFR + 4.000%)
due 06/02/28 § ∞ 6,726,051 6,746,371
Project Boost Purchaser LLC Term B
8.147% (SOFR + 3.500%)
due 07/16/31 § 1,997,429 2,014,126

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of December 31, 2024, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $5,162,400 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
a
Principal
Amount Value
9.897% (SOFR + 5.250%)
due 07/16/32 § $ 1,850,000 $ 1,892,781
RealPage, Inc.
8.079% (SOFR + 3.750%)
due 04/24/28 § ∞ 1,225,000 1,231,891
UKG, Inc. Term B
7.329% (SOFR + 3.000%)
due 02/10/31 § 11,659,789 11,758,501
54,437,424
Total Senior Loan Notes
    (Cost $327,287,426) 328,070,031
TOTAL INVESTMENTS - 98.7%
(Cost $360,542,278) 361,632,907
OTHER ASSETS & LIABILITIES, NET - 1.3% 4,639,681
NET ASSETS - 100.0% $ 366,272,588
Industrial 28 .5%
Financial 20 .2%
Consumer, Non-Cyclical 18 .1%
Technology 15 .0%
Consumer, Cyclical 9 .2%
Exchange-Traded Funds 5 .1%
Others (each less than 3.0%) 2 .6%
98 .7%
Other Assets & Liabilities, Net 1 .3%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 18,772,870 $ 18,772,870 $ – $ –
Corporate Bonds & Notes 14,790,006 – 14,790,006 –
Senior Loan Notes 328,070,031 – 322,907,631 5,162,400
Total $ 361,632,907 $ 18,772,870 $ 337,697,637 $ 5,162,400
Senior Loan
Notes
Value, Beginning of Year $ 7,038,240
Purchases 5,879,063
Sales (Includes Paydowns) (3,895,500)
Accrued Discounts (Premiums) 20,457
Net Realized Gains (Losses) 79,909
Change in Net Unrealized Appreciation (Depreciation) 5,212
Transfers In –
Transfers Out (3,964,981)
Value, End of Year $ 5,162,400
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Year, if Applicable $ 38,788
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 3,964,981 3 2 Unobservable Single Broker Quote Vendor Price (Observable Inputs)

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.2%
Industrial - 0.2%
spacing
Chart Industries, Inc. * 7,071 $ 1,349,430
Total Common Stocks
    (Cost $942,807) 1,349,430
Principal
Amount
CORPORATE BONDS & NOTES - 87.3%
Basic Materials - 2.2%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 4,300,000 3,972,569
Novelis Corp.
3.875% due 08/15/31 ~ 4,725,000 4,073,461
4.750% due 01/30/30 ~ 1,033,000 954,623
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ 6,700,000 6,834,569
Perenti Finance Pty. Ltd. (Australia)
6.500% due 10/07/25 ~ 594,041 594,398
7.500% due 04/26/29 ~ 800,000 830,344
17,259,964
Communications - 8.7%
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 3,950,000 3,447,345
4.250% due 01/15/34 ~ 1,000,000 812,445
4.750% due 03/01/30 ~ 5,510,000 5,037,910
5.375% due 06/01/29 ~ 3,200,000 3,063,299
Ciena Corp.
4.000% due 01/31/30 ~ 3,670,000 3,388,605
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
9.000% due 09/15/29 ~ 6,550,000 5,973,956
CSC Holdings LLC
3.375% due 02/15/31 ~ 1,800,000 1,270,975
11.750% due 01/31/29 ~ 5,450,000 5,385,696
DISH Network Corp.
11.750% due 11/15/27 ~ 9,125,000 9,676,123
EchoStar Corp.
10.750% due 11/30/29  3,350,000 3,605,807
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 2,550,000 2,494,817
8.625% due 03/15/31 ~ 4,800,000 5,109,246
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 1,575,000 1,248,188
10.500% due 05/15/30 ~ 2,427,000 2,655,138
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 3,949,888
8.500% due 07/31/31 ~ 3,850,000 3,779,832
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 2,980,000 2,565,983
Windstream Services LLC/Windstream
Escrow Finance Corp.
8.250% due 10/01/31 ~ 2,875,000 2,972,729
66,437,982
Consumer, Cyclical - 13.0%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,220,000 2,203,299
a
Principal
Amount Value
Boyd Gaming Corp.
4.750% due 06/15/31 ~ $ 6,113,000 $ 5,659,652
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 6,850,000 6,418,882
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
5.250% due 07/15/29  7,690,000 7,397,515
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 2,425,000 2,454,260
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 3,700,000 3,446,383
6.750% due 01/15/30 ~ 3,750,000 3,462,707
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ 3,275,000 3,234,062
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 1,875,000 1,679,994
5.000% due 06/01/29 ~ 90,000 84,894
6.625% due 01/15/32 ~ 4,200,000 4,217,909
LGI Homes, Inc.
7.000% due 11/15/32 ~ 2,500,000 2,478,225
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 19,978,000 17,513,776
Merlin Entertainments Group U.S. Holdings,
Inc. (United Kingdom)
7.375% due 02/15/31 ~ 2,325,000 2,252,130
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 3,650,000 3,443,595
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,900,000 1,742,876
3.875% due 01/15/28 ~ 650,000 615,257
4.000% due 10/15/30 ~ 6,700,000 5,998,127
4.375% due 01/15/28 ~ 1,900,000 1,816,550
6.125% due 06/15/29 ~ 1,375,000 1,381,172
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 4,650,000 4,441,379
Viking Cruises Ltd.
6.250% due 05/15/25 ~ 895,000 895,844
7.000% due 02/15/29 ~ 1,225,000 1,232,959
9.125% due 07/15/31 ~ 2,750,000 2,959,975
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 172,361
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 4,950,000 5,214,632
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ 825,000 813,141
7.125% due 02/15/31 ~ 6,165,000 6,424,639
99,656,195
Consumer, Non-Cyclical - 14.8%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 11,300,000 10,295,490
5.875% due 02/15/28 ~ 2,875,000 2,865,512
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 11,525,000 11,793,881
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 2,200,000 1,762,453
5.750% due 08/15/27 ~ 875,000 762,243
6.125% due 02/01/27 ~ 875,000 795,038

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ $ 4,260,000 $ 4,469,399
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 1,575,000 1,445,761
4.000% due 03/15/31 ~ 2,800,000 2,503,665
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK due
10/01/29 ~ 3,425,000 3,630,563
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 3,655,000 2,839,756
10.875% due 01/15/32 ~ 2,000,000 2,065,956
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 2,495,000 2,610,515
9.000% due 05/15/28 ~ 1,500,000 1,557,882
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 2,935,000 3,067,407
9.625% due 09/15/32 ~ 6,800,000 7,140,564
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~ 2,100,000 1,993,161
8.250% due 08/01/32 ~ 3,350,000 3,408,521
8.375% due 11/15/32 ~ 4,475,000 4,560,428
Medline Borrower LP
3.875% due 04/01/29 ~ 6,375,000 5,909,033
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 200,000 202,359
Post Holdings, Inc.
4.625% due 04/15/30 ~ 4,700,000 4,338,679
Primo Water Holdings, Inc. (Canada)
4.375% due 04/30/29 ~ 3,250,000 3,025,289
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
6.750% due 08/15/32 ~ 3,475,000 3,537,157
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,188,738
4.375% due 01/15/30  5,550,000 5,158,953
6.125% due 06/15/30  425,000 422,182
Triton Water Holdings, Inc.
6.250% due 04/01/29 ~ 3,000,000 2,981,259
U.S. Foods, Inc.
4.625% due 06/01/30 ~ 2,050,000 1,929,763
5.750% due 04/15/33 ~ 875,000 852,509
Veritiv Operating Co.
10.500% due 11/30/30 ~ 3,675,000 3,962,496
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 4,225,000 4,161,017
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 5,653,250 5,812,356
113,049,985
Energy - 10.9%
Aethon United BR LP/Aethon United
Finance Corp.
7.500% due 10/01/29 ~ 3,550,000 3,633,951
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,018,951
6.625% due 02/01/32 ~ 200,000 201,595
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 5,600,000 5,598,325
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 3,250,000 3,406,506
a
Principal
Amount Value
Comstock Resources, Inc.
6.750% due 03/01/29 ~ $ 1,625,000 $ 1,581,312
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% due 12/15/33 ~ 5,300,000 5,577,377
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 7,335,000 7,642,337
Energy Transfer LP
7.125% due 10/01/54  7,675,000 7,818,123
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  3,825,000 3,749,525
8.000% due 05/15/33  1,750,000 1,714,233
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.375% due 02/15/32 ~ 2,250,000 2,269,625
Range Resources Corp.
4.750% due 02/15/30 ~ 2,450,000 2,300,911
Sunoco LP
7.250% due 05/01/32 ~ 3,625,000 3,747,398
Transocean, Inc.
8.500% due 05/15/31 ~ 4,800,000 4,710,846
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 675,000 620,644
3.875% due 11/01/33 ~ 3,515,000 3,022,312
4.125% due 08/15/31 ~ 675,000 605,015
6.250% due 01/15/30 ~ 1,150,000 1,161,537
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 525,000 533,370
8.125% due 06/01/28 ~ 1,600,000 1,665,685
8.375% due 06/01/31 ~ 350,000 365,386
9.000% due 09/30/29 ~ 4,975,000 5,209,467
9.500% due 02/01/29 ~ 1,250,000 1,382,364
9.875% due 02/01/32 ~ 5,765,000 6,329,419
Vital Energy, Inc.
7.875% due 04/15/32 ~ 3,450,000 3,322,905
83,189,119
Financial - 8.4%
Acrisure LLC/Acrisure Finance, Inc.
6.000% due 08/01/29 ~ 2,200,000 2,118,650
7.500% due 11/06/30 ~ 13,375,000 13,786,482
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ 4,500,000 4,461,180
7.375% due 10/01/32 ~ 1,775,000 1,793,553
AssuredPartners, Inc.
5.625% due 01/15/29 ~ 4,000,000 4,048,688
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,600,000 2,339,826
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 3,500,000 3,404,071
CoreLogic, Inc.
4.500% due 05/01/28 ~ 5,900,000 5,520,730
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 3,600,000 3,662,403
8.125% due 02/15/32 ~ 3,975,000 4,063,893
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 411,750
4.875% due 09/15/29 ~ 4,050,000 3,852,143
5.000% due 07/15/28 ~ 625,000 604,602
5.250% due 03/15/28 ~ 500,000 489,462
6.250% due 01/15/33 ~ 950,000 946,833

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
OneMain Finance Corp.
3.875% due 09/15/28  $ 2,500,000 $ 2,305,888
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 8,925,000 9,023,928
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ 1,375,000 1,325,905
64,159,987
Industrial - 22.1%
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 4,150,000 3,889,011
4.125% due 04/15/29 ~ 6,650,000 6,204,075
Calderys Financing II LLC
11.750% Cash or 12.500% PIK due
06/01/28 ~ 4,225,000 4,301,384
Chart Industries, Inc.
7.500% due 01/01/30 ~ 3,275,000 3,409,037
9.500% due 01/01/31 ~ 6,375,000 6,857,996
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 ~ 4,025,000 4,087,605
Cornerstone Building Brands, Inc.
9.500% due 08/15/29 ~ 3,175,000 3,094,065
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 5,465,000 5,479,119
6.750% due 07/15/31 ~ 175,000 176,493
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 5,350,000 4,915,725
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 3,950,000 3,725,983
3.750% due 08/01/25 ~ 1,725,000 1,710,357
4.375% due 08/15/29 ~ 6,000,000 5,677,070
6.750% due 01/15/31 ~ 675,000 693,971
Goat Holdco LLC
6.750% due 02/01/32 ~ 3,850,000 3,816,640
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 5,300,000 5,539,856
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,780,000 1,696,207
LABL, Inc.
5.875% due 11/01/28 ~ 4,000,000 3,571,105
8.250% due 11/01/29 ~ 3,025,000 2,629,859
8.625% due 10/01/31 ~ 6,675,000 6,182,358
9.500% due 11/01/28 ~ 150,000 150,389
Madison IAQ LLC
5.875% due 06/30/29 ~ 4,000,000 3,781,338
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 1,375,000 1,404,507
9.250% due 04/15/27 ~ 7,300,000 7,418,012
OT Merger Corp.
7.875% due 10/15/29 ~ 8,257,000 3,625,731
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 4,200,000 4,092,774
Regal Rexnord Corp.
6.400% due 04/15/33  4,950,000 5,109,765
Sealed Air Corp.
6.875% due 07/15/33 ~ 6,050,000 6,325,160
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 4,075,000 4,091,840
7.250% due 02/15/31 ~ 225,000 232,211
Sensata Technologies, Inc.
4.375% due 02/15/30 ~ 2,950,000 2,705,023
a
Principal
Amount Value
Spirit AeroSystems, Inc.
9.375% due 11/30/29 ~ $ 2,725,000 $ 2,920,496
9.750% due 11/15/30 ~ 3,900,000 4,320,646
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 12,600,000 12,925,836
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 2,325,000 2,330,723
Standard Industries, Inc.
3.375% due 01/15/31 ~ 450,000 386,203
4.375% due 07/15/30 ~ 1,650,000 1,513,033
4.750% due 01/15/28 ~ 4,425,000 4,238,469
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 6,651,000 6,659,510
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,135,153
TransDigm, Inc.
4.875% due 05/01/29  1,200,000 1,134,170
6.000% due 01/15/33 ~ 1,300,000 1,275,106
6.375% due 03/01/29 ~ 5,250,000 5,268,227
6.625% due 03/01/32 ~ 675,000 681,936
6.750% due 08/15/28 ~ 2,975,000 3,004,672
6.875% due 12/15/30 ~ 1,150,000 1,167,922
7.125% due 12/01/31 ~ 1,975,000 2,024,796
169,581,564
Technology - 3.1%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 3,822,000 3,855,319
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 3,900,000 3,858,754
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 3,575,000 3,585,453
Entegris, Inc.
4.375% due 04/15/28 ~ 1,675,000 1,601,977
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ 3,350,000 2,973,676
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 855,816
UKG, Inc.
6.875% due 02/01/31 ~ 6,900,000 7,007,692
23,738,687
Utilities - 4.1%
Calpine Corp.
5.125% due 03/15/28 ~ 3,950,000 3,833,934
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 8,950,000 9,164,137
NRG Energy, Inc.
3.625% due 02/15/31 ~ 5,650,000 4,944,608
6.250% due 11/01/34 ~ 500,000 490,818
PG&E Corp.
5.250% due 07/01/30  3,960,000 3,878,707
7.375% due 03/15/55  475,000 488,648
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 8,525,000 8,034,152
6.875% due 04/15/32 ~ 325,000 333,082
7.750% due 10/15/31 ~ 575,000 603,747
31,771,833
Total Corporate Bonds & Notes
    (Cost $667,600,082) 668,845,316

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
SENIOR LOAN NOTES - 3.3%
Industrial - 2.4%
Engineered Machinery Holdings, Inc. (2nd
Lien)
10.590% (SOFR + 6.000%)
due 05/21/29 § $ 4,000,000 $ 4,022,500
Iris Holding, Inc.
9.435% (SOFR + 4.750%)
due 06/28/28 § ∞ 4,718,021 4,557,104
SPX Flow, Inc. Term B
7.357% (SOFR + 3.000%)
due 04/05/29 § 3,491,250 3,525,346
STS Operating, Inc.
8.457% (SOFR + 4.000%)
due 03/25/31 § 2,590,959 2,600,351
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 3,473,816 3,501,366
18,206,667
Technology - 0.9%
Ellucian Holdings, Inc. (2nd Lien)
9.107% (SOFR + 4.750%)
due 11/15/32 § ∞ 3,500,000 3,563,875
Peraton Corp. (2nd Lien)
12.364% (SOFR + 7.750%)
due 02/01/29 § 4,125,000 3,376,057
UKG, Inc. Term B
7.329% (SOFR + 3.000%)
due 02/10/31 § 611 616
6,940,548
Total Senior Loan Notes
    (Cost $25,862,934) 25,147,215
ASSET-BACKED SECURITIES - 4.1%
Other Asset-Backed Securities - 4.1%
AIMCO CLO (Cayman)
10.997% (SOFR + 6.350%)
due 10/17/34 ~ § 1,000,000 1,020,311
AIMCO CLO 10 Ltd. (Cayman)
10.282% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,102,488
AIMCO CLO 22 Ltd. (Jersey)
11.117% (SOFR + 6.500%)
due 04/19/37 ~ § 1,500,000 1,534,310
CarVal CLO III Ltd. (Cayman)
11.319% (SOFR + 6.702%)
due 07/20/32 ~ § 3,975,000 3,994,393
CarVal CLO VII-C Ltd. (Jersey)
10.967% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 2,037,941
Clover CLO LLC
11.017% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,016,613
Clover CLO Ltd. (Cayman)
11.287% (SOFR + 6.662%)
due 10/25/33 ~ § 1,000,000 1,009,970
Eaton Vance CLO Ltd.
10.906% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 1,021,029
a
Principal
Amount Value
Juniper Valley Park CLO Ltd. (Jersey)
10.117% (SOFR + 5.500%)
due 07/20/36 ~ § $ 1,550,000 $ 1,561,654
Magnetite XL Ltd. (Cayman)
11.082% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,731,559
Magnetite XXIII Ltd. (Cayman)
11.187% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 504,628
Neuberger Berman Loan Advisers CLO 35
Ltd. (Cayman)
11.879% (SOFR + 7.262%)
due 01/19/33 ~ § 2,100,000 2,107,858
OCP CLO Ltd. (Cayman)
10.729% (SOFR + 6.112%)
due 07/20/31 ~ § 1,330,000 1,330,000
OHA Loan Funding Ltd. (Cayman)
10.317% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,661,891
RR 19 Ltd. (Cayman)
11.418% (SOFR + 6.762%)
due 10/15/35 ~ § 625,000 630,419
RR 30 Ltd. (Cayman)
10.981% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,543,869
RR 8 Ltd. (Cayman)
10.906% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 2,022,552
Trimaran CAVU Ltd. (Cayman)
12.264% (SOFR + 7.632%)
due 01/18/35 ~ § 1,441,000 1,454,754
Unity-Peace Park CLO Ltd. (Jersey)
11.792% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,516,391
31,802,630
Total Asset-Backed Securities
    (Cost $31,284,745) 31,802,630
TOTAL INVESTMENTS - 94.9%
(Cost $725,690,568) 727,144,591
OTHER ASSETS & LIABILITIES, NET - 5.1% 38,818,062
NET ASSETS - 100.0% $ 765,962,653
Industrial 24 .7%
Consumer, Non-Cyclical 14 .8%
Consumer, Cyclical 13 .0%
Energy 10 .9%
Communications 8 .7%
Financial 8 .4%
Asset-Backed Securities 4 .1%
Utilities 4 .1%
Technology 4 .0%
Others (each less than 3.0%) 2 .2%
94 .9%
Other Assets & Liabilities, Net 5 .1%
100 .0%

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,349,430 $ 1,349,430 $ – $ –
Corporate Bonds & Notes 668,845,316 – 668,845,316 –
Senior Loan Notes 25,147,215 – 25,147,215 –
Asset-Backed Securities 31,802,630 – 31,802,630 –
Total $ 727,144,591 $ 1,349,430 $ 725,795,161 $ –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.4%
Financial - 0.4%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,567
Bank of America Corp.
5.875% due 03/15/28  410,000 411,510
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 14,528 1,670
1.500% due 10/01/53  1,778,879 198,799
2.500% due 10/01/47  648 85
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.000% due 10/01/50 ~ 638 72
1.500% due 10/01/53  734,861 76,453
2.000% due 10/01/53  999,840 110,035
2.000% due 10/01/53 ~ 199,776 23,746
2.500% due 10/01/47  325 43
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 133 15
1.500% due 10/01/52 ~ 1,383,487 154,611
1.500% due 10/01/53 ~ 99,620 9,974
2.500% due 10/01/47 ~ 1,747 230
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,553 36,167
2.500% due 04/01/47 ~ 8,039 1,057
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 98,878
4.205% (EURIBOR + 1.000%)
due 01/16/26 ~ § 100,000 103,633
7.750% due 03/01/29 ~ 100,000 118,074
1,350,619
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 97,768
Total Corporate Bonds & Notes
    (Cost $1,667,486) 1,448,387
MORTGAGE-BACKED SECURITIES - 18.9%
Collateralized Mortgage Obligations - Commercial - 0.8%
BAMLL Commercial Mortgage Securities
Trust
5.562% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 477,004
BDS LLC
6.166% (SOFR + 1.800%)
due 03/19/39 ~ § 944,587 946,562
LoanCore Issuer Ltd. (Cayman)
6.148% (SOFR + 1.550%)
due 01/17/37 ~ § 524,452 525,508
MF1 LLC
6.516% (SOFR + 2.150%)
due 06/19/37 ~ § 594,791 595,886
TRTX Issuer Ltd. (Cayman)
6.032% (SOFR + 1.650%)
due 02/15/39 ~ § 483,972 487,508
3,032,468
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 2.7%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § $ 147,386 $ 139,488
Bear Stearns ARM Trust
5.125% due 01/25/35 § 58,707 49,651
Chevy Chase Funding LLC Mortgage-
Backed Certificates
4.813% (SOFR + 0.474%)
due 03/25/35 ~ § 117,287 114,673
Citigroup Mortgage Loan Trust, Inc.
5.574% due 05/25/42 ~ § 439,858 415,049
7.410% (UST + 2.400%)
due 05/25/35 § 4,275 4,215
Eurosail-U.K. PLC (United Kingdom)
5.796% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 199,132 248,725
Federal Home Loan Mortgage Corp.
REMICS
5.062% (SOFR + 0.464%)
due 01/15/47 § $ 794,439 776,037
5.319% (SOFR + 0.464%)
due 07/15/44 § 214,683 216,585
Federal Home Loan Mortgage Corp.
STRIPS
5.162% (SOFR + 0.564%)
due 09/15/42 § 489,765 482,214
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
4.713% (SOFR + 0.374%)
due 08/25/31 § 28,309 29,695
Federal National Mortgage Association
REMICS
4.750% (SOFR + 0.174%)
due 07/25/37 § 173,605 169,999
4.999% (SOFR + 0.264%)
due 08/25/34 § 12,089 11,839
5.033% (SOFR + 0.464%)
due 07/25/37 § 1,841 1,812
6.706% due 05/25/35 § 134,416 137,806
Government National Mortgage Association
REMICS
5.461% (SOFR + 0.865%)
due 08/20/68 § 550,438 548,991
5.505% (SOFR + 0.900%)
due 10/20/72 § 2,380,892 2,401,206
5.705% (SOFR + 1.100%)
due 05/20/73 § 498,443 509,062
6.522% (SOFR + 1.465%)
due 04/20/67 § 404,180 408,933
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 113,882 116,620
GSR Mortgage Loan Trust
6.922% due 01/25/35 § 40,236 37,778
HarborView Mortgage Loan Trust
5.165% (SOFR + 0.794%)
due 06/20/35 § 1,384,782 1,297,253
Impac CMB Trust
5.453% (SOFR + 1.114%)
due 07/25/33 § 764 764
JP Morgan Mortgage Trust
6.831% due 07/25/35 § 26,089 25,770

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
5.212% (SOFR + 0.814%)
due 11/15/31 § $ 40,327 $ 38,599
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.952% (SOFR + 0.554%)
due 12/15/30 § 29,861 28,697
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 249,345 240,438
Sequoia Mortgage Trust 5
5.181% (SOFR + 0.814%)
due 10/19/26 § 28,656 27,967
Structured Adjustable Rate Mortgage Loan
Trust
7.203% due 02/25/34 § 11,212 10,765
Structured Asset Mortgage Investments
II Trust
4.981% (SOFR + 0.614%)
due 07/19/35 § 147,926 137,126
5.141% (SOFR + 0.774%)
due 10/19/34 § 60,013 56,796
Thornburg Mortgage Securities Trust
5.073% (SOFR + 0.734%)
due 06/25/44 § 747,060 698,274
9,382,827
Federal Home Loan Mortgage Corp. - 0.1%
6.406% (UST + 2.225%)
due 01/01/34 § 27,760 28,462
6.500% due 02/01/54  313,878 320,563
7.481% (RFUCC + 1.731%)
due 08/01/35 § 586 597
349,622
Federal National Mortgage Association - 0.1%
5.175% (RFUCC + 0.675%)
due 02/01/36 § 26,633 26,932
6.035% (RFUCC + 1.356%)
due 12/01/34 § 13,077 13,066
6.128% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 53,178 53,760
6.163% (RFUCC + 1.538%)
due 01/01/36 § 5,510 5,491
6.394% (RFUCC + 1.644%)
due 03/01/35 § 66,954 67,811
6.405% (RFUCC + 1.780%)
due 11/01/35 § 6,341 6,402
6.583% (RFUCC + 1.272%)
due 11/01/35 § 18,111 18,161
7.322% (RFUCC + 2.000%)
due 04/01/35 § 51,062 51,557
243,180
Government National Mortgage Association - 3.9%
due 02/20/55 # 15,000,000 13,412,150
3.500% due 05/20/52 483,585 432,695
3.750% (UST + 1.500%)
due 11/20/26 § 960 957
4.000% (UST + 1.500%)
due 12/20/26 § 619 615
4.625% (UST + 1.500%)
due 02/20/25 - 01/20/27 § 1,733 1,727
a
Principal
Amount Value
5.000% (UST + 1.500%)
due 05/20/26 § $ 1,129 $ 1,122
13,849,266
Uniform Mortgage-Backed Securities - 11.3%
due 02/01/55 # 8,000,000 8,159,063
due 02/01/55 # 11,200,000 11,242,875
due 02/01/55 # 9,500,000 9,368,173
due 02/01/55 # 1,700,000 1,554,443
due 03/01/55 # 10,000,000 9,400,036
39,724,590
Total Mortgage-Backed Securities
    (Cost $66,770,200) 66,581,953
ASSET-BACKED SECURITIES - 7.0%
Home Equity Other - 1.2%
ABFC Trust
5.153% (SOFR + 0.814%)
due 06/25/34 § 741,315 732,260
ACE Securities Corp. Home Equity Loan
Trust
5.233% (SOFR + 0.894%)
due 04/25/34 § 516,750 483,021
Citigroup Mortgage Loan Trust, Inc.
4.743% (SOFR + 0.404%)
due 09/25/36 ~ § 196,598 188,616
Credit-Based Asset Servicing &
Securitization LLC
3.557% (SOFR + 1.164%)
due 06/25/35 § 1,014,287 976,705
Home Equity Asset Trust
5.308% (SOFR + 0.969%)
due 08/25/34 § 75,343 74,126
5.653% (SOFR + 1.314%)
due 07/25/35 § 694,560 683,123
Merrill Lynch Mortgage Investors Trust
5.173% (SOFR + 0.834%)
due 10/25/35 § 622,129 618,783
Morgan Stanley ABS Capital I, Inc. Trust
5.113% (SOFR + 0.774%)
due 01/25/35 § 375,884 359,868
5.428% (SOFR + 1.089%)
due 07/25/34 § 65,438 68,066
Renaissance Home Equity Loan Trust
5.213% (SOFR + 0.874%)
due 12/25/32 § 143,138 132,363
Saxon Asset Securities Trust
4.763% (SOFR + 0.424%)
due 09/25/37 § 101,317 96,400
Structured Asset Securities Corp. Mortgage
Loan Trust
6.167% (SOFR + 1.614%)
due 04/25/35 § 65,274 64,870
4,478,201
Other Asset-Backed Securities - 5.8%
522 Funding CLO Ltd.
5.919% (SOFR + 1.302%)
due 10/20/31 ~ § 584,478 585,177
ACAS CLO Ltd. (Cayman)
5.784% (SOFR + 1.152%)
due 10/18/28 ~ § 34,374 34,402

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Adagio CLO VIII DAC (Ireland)
4.114% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 852,153 $ 881,635
ARES European CLO VI DAC (Ireland)
3.794% (EURIBOR + 0.610%)
due 04/15/30 ~ § 129,753 134,507
ARES European CLO X DAC (Ireland)
3.964% (EURIBOR + 0.780%)
due 10/15/31 ~ § 573,594 593,882
ARES L CLO Ltd. (Cayman)
5.968% (SOFR + 1.312%)
due 01/15/32 ~ § $ 510,818 511,758
ARES LII CLO Ltd. (Cayman)
5.943% (SOFR + 1.312%)
due 04/22/31 ~ § 231,410 231,879
Atlas Senior Loan Fund Ltd. (Cayman)
6.059% (SOFR + 1.412%)
due 01/16/30 ~ § 22,819 22,835
Barings Euro CLO DAC (Ireland)
4.159% (EURIBOR + 0.980%)
due 10/15/34 ~ § EUR 1,700,000 1,758,079
Black Diamond CLO DAC (Ireland)
4.079% (EURIBOR + 0.860%)
due 01/20/32 ~ § 118,415 122,704
Canyon CLO Ltd. (Cayman)
5.514% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 500,000
Carlyle Global Market Strategies CLO Ltd.
5.728% (SOFR + 1.212%)
due 08/14/30 ~ § 36,730 36,780
Carlyle Global Market Strategies Euro CLO
Ltd. (Ireland)
3.773% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 1,307,991 1,353,362
Catamaran CLO Ltd. (Cayman)
5.993% (SOFR + 1.362%)
due 04/22/30 ~ § $ 102,283 102,489
CIFC Funding Ltd. (Cayman)
5.846% (SOFR + 1.212%)
due 10/24/30 ~ § 192,595 192,947
Crestline Denali CLO XIV Ltd. (Cayman)
6.028% (SOFR + 1.402%)
due 10/23/31 ~ § 139,296 139,575
Crestline Denali CLO XV Ltd. (Cayman)
5.909% (SOFR + 1.292%)
due 04/20/30 ~ § 60,758 60,782
CVC Cordatus Opportunity Loan Fund DAC
(Ireland)
4.403% (EURIBOR + 1.380%)
due 08/15/33 ~ § EUR 969,024 1,004,920
Dryden 52 Euro CLO DAC (Ireland)
3.883% (EURIBOR + 0.860%)
due 05/15/34 ~ § 346,950 359,400
Dryden 64 CLO Ltd. (Cayman)
5.864% (SOFR + 1.232%)
due 04/18/31 ~ § $ 480,219 481,079
Dryden XXVI Senior Loan Fund (Cayman)
5.818% (SOFR + 1.162%)
due 04/15/29 ~ § 923,264 925,110
Dunedin Park CLO DAC (Ireland)
3.984% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 516,877
a
Principal
Amount Value
Gallatin CLO VIII Ltd. (Cayman)
6.008% (SOFR + 1.352%)
due 07/15/31 ~ § $ 263,064 $ 263,599
Harvest CLO XXII DAC (Ireland)
4.034% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,187,286 1,227,543
KKR CLO 9 Ltd. (Cayman)
5.868% (SOFR + 1.212%)
due 07/15/30 ~ § $ 88,556 88,695
LCM XV LP (Cayman)
5.879% (SOFR + 1.262%)
due 07/20/30 ~ § 179,020 179,284
LCM XVIII LP (Cayman)
5.899% (SOFR + 1.282%)
due 04/20/31 ~ § 307,752 308,252
Madison Park Euro Funding IX DAC
(Ireland)
4.059% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,032,662
MidOcean Credit CLO VIII (Cayman)
5.833% (SOFR + 1.312%)
due 02/20/31 ~ § $ 124,964 125,246
Oak Hill European Credit Partners VII DAC
(Ireland)
3.959% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 438,398 453,917
Octagon Investment Partners 18-R Ltd.
(Cayman)
5.869% (SOFR + 1.222%)
due 04/16/31 ~ § $ 291,501 291,961
OSD CLO Ltd. (Cayman)
5.779% (SOFR + 1.132%)
due 04/17/31 ~ § 722,912 724,159
OZLM XXIV Ltd. (Cayman)
6.039% (SOFR + 1.422%)
due 07/20/32 ~ § 179,780 180,139
Palmer Square Loan Funding Ltd. (Cayman)
5.679% (SOFR + 1.062%)
due 07/20/29 ~ § 85,889 85,957
5.718% (SOFR + 1.062%)
due 10/15/29 ~ § 179,263 179,441
Rad CLO 5 Ltd. (Cayman)
6.016% (SOFR + 1.382%)
due 07/24/32 ~ § 423,224 423,331
Romark CLO Ltd. (Cayman)
5.918% (SOFR + 1.292%)
due 10/23/30 ~ § 204,199 204,589
Saranac CLO VI Ltd. (Jersey)
5.797% (SOFR + 1.402%)
due 08/13/31 ~ § 138,662 139,052
Segovia European CLO DAC (Ireland)
4.099% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 363,480 375,892
SLM Student Loan Trust
5.995% (SOFR + 0.812%)
due 10/25/64 ~ § $ 437,491 437,953
Sound Point CLO IX Ltd. (Cayman)
6.089% (SOFR + 1.472%)
due 07/20/32 ~ § 600,000 601,361
Tikehau CLO IV DAC (Ireland)
4.084% (EURIBOR + 0.900%)
due 10/15/31 ~ § EUR 850,044 881,191

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
TSTAT Ltd. (Bermuda)
5.767% (SOFR + 1.150%)
due 07/20/37 ~ § $ 369,947 $ 370,163
U.S. Small Business Administration
5.290% due 12/01/27  159,085 158,582
Venture XXVIII CLO Ltd. (Cayman)
5.869% (SOFR + 1.252%)
due 07/20/30 ~ § 143,845 144,098
Vibrant CLO XI Ltd. (Cayman)
5.999% (SOFR + 1.382%)
due 07/20/32 ~ § 279,983 280,556
Voya CLO Ltd. (Cayman)
5.859% (SOFR + 1.212%)
due 04/17/30 ~ § 421,787 422,483
6.018% (SOFR + 1.362%)
due 07/14/31 ~ § 216,617 217,033
20,347,318
Total Asset-Backed Securities
    (Cost $25,468,791) 24,825,519
U.S. TREASURY OBLIGATIONS - 89.4%
U.S. Treasury Inflation Protected Securities - 89.4%
0.125% due 04/15/25 ^ 10,753,952 10,686,167
0.125% due 04/15/26 ^ 6,860,691 6,696,271
0.125% due 07/15/26 ^ 14,906,855 14,558,712
0.125% due 10/15/26 ^ 7,046,415 6,850,808
0.125% due 04/15/27 ^ 5,813,392 5,572,372
0.125% due 01/15/30 ^ 10,232,096 9,295,013
0.125% due 07/15/30 ^ 11,942,058 10,765,937
0.125% due 01/15/31 ^ 6,669,190 5,920,417
0.125% due 07/15/31 ^ 2,744,088 2,416,486
0.125% due 01/15/32 ^ 7,629,357 6,615,247
0.125% due 02/15/51 ^ 2,436,944 1,342,780
0.125% due 02/15/52 ^ ‡ 793,737 431,194
0.250% due 07/15/29 ^ 4,568,305 4,232,313
0.250% due 02/15/50 ^ 3,364,090 1,964,098
0.375% due 01/15/27 ^ ‡ 1,097,653 1,064,492
0.375% due 07/15/27 ^ 7,806,860 7,534,415
0.500% due 01/15/28 ^ 12,254,216 11,715,730
0.625% due 01/15/26 ^ 1,276,631 1,259,189
0.625% due 07/15/32 ^ 12,167,680 10,878,027
0.625% due 02/15/43 ^ 7,180,424 5,264,779
0.750% due 07/15/28 ^ 8,362,375 8,032,879
0.750% due 02/15/42 ^ 8,451,487 6,480,234
0.750% due 02/15/45 ^ 7,332,262 5,317,927
0.875% due 01/15/29 ^ 6,625,530 6,326,681
0.875% due 02/15/47 ^ 6,934,362 5,021,310
1.000% due 02/15/46 ^ 6,967,301 5,252,637
1.000% due 02/15/48 ^ 5,504,172 4,055,955
1.000% due 02/15/49 ^ 5,770,240 4,209,099
1.125% due 01/15/33 ^ 11,550,512 10,627,355
1.250% due 04/15/28 ^ ‡ 736,645 717,887
1.375% due 07/15/33 ^ 14,134,888 13,226,774
1.375% due 02/15/44 ^ 9,629,713 8,018,828
1.500% due 02/15/53 ^ 2,867,103 2,298,545
1.625% due 10/15/27 ^ ‡ 12,573,726 12,499,564
1.625% due 10/15/29 ^ 3,912,363 3,847,860
1.750% due 01/15/28 ^ ‡ 2,710,589 2,691,404
1.750% due 01/15/34 ^ 3,902,144 3,742,144
1.875% due 07/15/34 ^ 16,900,238 16,379,155
2.000% due 01/15/26 ^ 7,878,693 7,879,251
a
Principal
Amount Value
2.125% due 04/15/29 ^ $ 3,061,320 $ 3,065,889
2.125% due 02/15/40 ^ 1,124,516 1,085,854
2.125% due 02/15/41 ^ 2,897,194 2,804,888
2.125% due 02/15/54 ^ 2,879,828 2,668,059
2.375% due 01/15/27 ^ ‡ 140,871 142,244
2.375% due 10/15/28 ^ 22,361,448 22,712,730
2.500% due 01/15/29 ^ 5,142,760 5,234,476
3.625% due 04/15/28 ^ 13,957,915 14,652,283
3.875% due 04/15/29 ^ 10,297,550 11,047,471
315,103,830
Total U.S. Treasury Obligations
    (Cost $353,291,786) 315,103,830
FOREIGN GOVERNMENT BONDS & NOTES - 8.7%
Canadian Government (Canada)
4.250% due 12/01/26 ^ CAD 2,763,045 2,037,478
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ EUR 4,210,010 4,333,660
0.100% due 07/25/31 ^ ~ 1,204,720 1,181,714
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~ 1,465,800 1,448,825
1.400% due 05/26/25 ^ ~ 12,008,040 12,417,504
1.800% due 05/15/36 ^ ~ 612,642 629,014
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^ ‡ JPY 256,849,880 1,696,879
0.100% due 03/10/29 ^ ‡ 1,067,490,725 7,072,733
Total Foreign Government Bonds & Notes
    (Cost $34,949,442) 30,817,807
SHORT-TERM INVESTMENTS - 9.6%
Repurchase Agreements - 9.5%
JP Morgan Securities LLC
4.550% due 01/03/25
(Dated 01/02/25, repurchase price of
$33,404,221; collateralized by U.S.
Treasury Obligations: 0.130% due
04/15/25 and value $34,032,563) $ 33,400,000 33,400,000
a
U.S. Treasury Bills - 0.1%
4.220% due 03/06/25 ‡ 265,000 263,062
Total Short-Term Investments
(Cost $33,662,973) 33,663,062
TOTAL INVESTMENTS - 134.0%
(Cost $515,810,678) 472,440,558
DERIVATIVES - 0.1% 454,910
OTHER ASSETS & LIABILITIES, NET - (34.1%) (120,447,044)
NET ASSETS - 100.0% $ 352,448,424

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$13,114,194 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(c) As of December 31, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,628,080 at a weighted average interest rate of 5.3%. As of December 31, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $44,888,004 at a weighted average interest rate of 5.3%.
(d) Reverse repurchase agreements outstanding as of December 31, 2024 were as follows:
(e) As of December 31, 2024, open futures contracts outstanding were as follows:
U.S. Treasury Obligations 89 .4%
Mortgage-Backed Securities 18 .9%
Short-Term Investments 9 .6%
Foreign Government Bonds & Notes 8 .7%
Asset-Backed Securities 7 .0%
Others (each less than 3.0%) 0 .4%
134 .0%
Derivatives 0 .1%
Other Assets and Liabilities, Net ( 34 .1% )
100 .0%
Counter-
party Collateral Pledged
Interest
Rate
Settlement
Date
Maturity
Date
Repurchase
Amount
Principal
Amount Value
MSC Japanese Govt Bond 0.100% due
03/10/28 - 03/10/29, and value
$8,769,612 0.200% 12/18/24 03/18/25 ( $ 8,786,755 ) JPY 1,381,861,064 ( $ 8,782,364 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 03/25 142 $ 15,719,069 $ 15,442,500 ( $ 276,569 )
CBOT Ultra 10 Year U.S. Treasury Notes 03/25 20 2,257,491 2,226,250 (31,241)
CME Ultra Long Term U.S. Treasury Bond 03/25 43 5,389,567 5,112,969 (276,598)
Eurex 5 Year Euro BOBL 03/25 20 2,458,920 2,441,705 (17,215)
Eurex 30 Year Euro BUXL 03/25 26 3,763,536 3,573,350 (190,186)
Euro-BTP Italian Bond 03/25 24 3,015,993 2,982,750 (33,243)
ICE 3 Month EURIBOR 09/26 261 66,200,328 66,220,513 20,185
SFE 10 Year Australian Bond 03/25 69 4,884,850 4,820,630 (64,220)
TSE Japanese 10 Year Bond 03/25 1 906,228 901,840 (4,388)
( $ 873,475 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/25 197 40,507,725 40,505,047 2,678
CBOT 5 Year U.S. Treasury Notes 03/25 433 46,233,956 46,029,930 204,026
CBOT U.S. Treasury Bond 03/25 246 28,750,255 28,005,562 744,693
Eurex 2 Year Euro SCHATZ 03/25 101 11,219,183 11,192,859 26,324
Eurex 10 Year Euro BUND 03/25 78 10,965,117 10,781,455 183,662
Eurex French Government Bond 03/25 88 11,462,625 11,248,499 214,126
EUX Short term Euro-BTP 03/25 63 7,023,622 7,010,072 13,550
ICE 3 Month EURIBOR 09/25 261 66,199,355 66,281,344 (81,989)
SFE 3 Year Australian Bond 03/25 16 1,053,939 1,051,257 2,682
$ 1,309,752
Total Futures Contracts $ 436,277

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(f) As of December 31, 2024, forward foreign currency contracts outstanding were as follows:
(g) As of December 31, 2024, premiums received, and value of written options outstanding were as follows:
(h) As of December 31, 2024, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
DKK 2,225,000 USD 313,840 01/25 CIT $ – ( $ 4,590 )
EUR 218,000 USD 229,796 01/25 CIT – (3,873)
JPY 1,382,551,995 USD 9,063,175 03/25 UBS – (203,802)
USD 294,430 AUD 454,000 01/25 BNP 13,423 –
USD 2,040,827 CAD 2,862,165 01/25 BNP 48,756 –
USD 986,357 DKK 6,974,817 01/25 MSC 16,936 –
USD 31,671,215 EUR 30,059,000 01/25 HSB 519,668 –
USD 540,436 GBP 426,000 01/25 BRC 7,183 –
USD 2,106,708 JPY 321,220,302 01/25 BOA 63,258 –
USD 1,767,035 JPY 264,621,442 01/25 JPM 83,640 –
USD 3,371,940 JPY 507,311,744 01/25 TDB 144,666 –
USD 2,006,171 JPY 299,497,594 01/25 UBS 100,910 –
Total Forward Foreign Currency Contracts $ 998,440 ( $ 212,265 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 26,461 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SONIA 3.600% 01/27/25 RBS GBP 1,700,000 $ 8,622 ( $ 584 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.900% 08/29/25 GSC EUR 2,900,000 37,692 (49,324)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,239 (255,060)
$ 256,553 ( $ 304,968 )
Put - 10 Year Interest Rate
Swap Pay SONIA 4.000% 01/27/25 RBS GBP 1,700,000 11,424 (21,650)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 08/29/25 GSC EUR 2,900,000 37,692 (2,765)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,240 (20,107)
$ 259,356 ( $ 44,522 )
Total Interest Rate Swaptions $ 515,909 ( $ 349,490 )
- – - – - –
Total Written Options $ 615,996 ( $ 375,951 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.980% U.S. CPI Urban Consumers Z/Z LCH 09/19/25 $ 3,700,000 ( $ 17,905 ) $ – ( $ 17,905 )
2.033% U.S. CPI Urban Consumers Z/Z LCH 09/23/25 3,700,000 (16,059) – (16,059)
2.208% U.S. CPI Urban Consumers Z/Z LCH 10/07/25 3,708,000 (10,421) – (10,421)
2.380% U.S. CPI Urban Consumers Z/Z LCH 10/15/25 2,800,000 (3,745) – (3,745)
4.250% 1 Day GBP SONIA A/A LCH 09/18/26 GBP 14,500,000 (54,220) 150,376 (204,596)
0.700% 6 Month EURIBOR A/S LCH 04/11/27 EUR 700,000 (25,700) (40,496) 14,796
0.650% 6 Month EURIBOR A/S LCH 04/12/27 1,400,000 (53,322) (82,761) 29,439
0.650% 6 Month EURIBOR A/S LCH 05/11/27 900,000 (33,179) (55,244) 22,065
1.000% 6 Month EURIBOR A/S LCH 05/13/27 1,600,000 (41,582) (85,213) 43,631
1.000% 6 Month EURIBOR A/S LCH
05/18/27
700,000 (17,955) (37,551) 19,596

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 ( $ 1,093,171 ) ( $ 148,344 ) ( $ 944,827 )
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (333,805) (305,429) (28,376)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,044,096) (954,412) (89,684)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (498,834) (462,962) (35,872)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (104,445) (96,657) (7,788)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (968,263) (1,165,781) 197,518
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 178,220 662 177,558
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 16,000,000 (1,499,094) (239,705) (1,259,389)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 (8,963) 9,127 (18,090)
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 (5,517) – (5,517)
2.500% 6 Month EURIBOR A/S LCH 03/19/35 EUR 43,750,000 609,026 299,881 309,145
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 231 (1,250) 1,481
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 2,348 (30,243) 32,591
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 59,181 (11,342) 70,523
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 152,182 6,015 146,167
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 135,621 1,735 133,886
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 32,992 – 32,992
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 73,821 3,920 69,901
( $ 4,586,654 ) ( $ 3,245,674 ) ( $ 1,340,980 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.475% 1 Day EUR Overnight A/A LCH 02/26/25 EUR 76,500,000 $ 55,961 $ 2,420 $ 53,541
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 33,710,000 (17,442) 74,429 (91,871)
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 241,897 203,223 38,674
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 305,902 255,476 50,426
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 147,235 118,816 28,419
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 84,105 67,532 16,573
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 107,526 86,786 20,740
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 12,944 30,996 (18,052)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 18,504 47,983 (29,479)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 2,096 9,023 (6,927)
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 145,437 129,014 16,423
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 154,800 136,950 17,850
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 28,902 (2,870) 31,772
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 27,981 23,914 4,067
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 31,042 26,277 4,765
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 25,856 (6,109) 31,965
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 570,740 535,506 35,234
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 75,783 7,554 68,229
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 (1,055) 12,440 (13,495)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 (50,678) (1,286) (49,392)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (17,978) (4,491) (13,487)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 643,800 730,208 (86,408)
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 663,609 752,960 (89,351)
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,197,800 1,359,575 (161,775)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 $ 3,050,000 1,041,409 186,031 855,378
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,940,424 236,875 1,703,549
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 205,165 63,413 141,752
2.250% 6 Month EURIBOR A/S LCH 03/19/55 EUR 13,399,000 (319,171) 32,727 (351,898)
$ 7,322,594 $ 5,115,372 $ 2,207,222
a –
Total Interest Rate Swaps $ 2,735,940 $ 1,869,698 $ 866,242

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125%% due 07/15/31
1 day USD SOFR
+ 4.500% Z MSC 01/16/25 $ 20,000,000 ( $ 449,606 ) $ – ( $ 449,606 )
U.S. Treasury Inflation Protected Securities
0.125%% due 01/15/32
1 day USD SOFR
+ 4.500% Z MSC 01/16/25 30,000,000 (725,151) – (725,151)
U.S. Treasury Inflation Protected Securities
0.625% due 01/15/26
1 day USD SOFR
+ 4.830% Z MSC 01/16/25 10,000,000 (12,980) – (12,980)
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27
1 day USD SOFR
+ 4.500% Z MSC 01/16/25 20,000,000 (70,096) – (70,096)
( $ 1,257,833 ) $ – ( $ 1,257,833 )
Total Swap Agreements $ 1,478,107 $ 1,869,698 ( $ 391,591 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (1,257,833)
Centrally Cleared Swap Agreements (1)
Assets 5,601,844 4,420,646
Liabilities (3,732,146) (3,554,404)
$ 1,869,698 ( $ 391,591 )
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(i) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,448,387 $ – $ 1,448,387 $ –
Mortgage-Backed Securities 66,581,953 – 66,581,953 –
Asset-Backed Securities 24,825,519 – 24,825,519 –
U.S. Treasury Obligations 315,103,830 – 315,103,830 –
Foreign Government Bonds & Notes 30,817,807 – 30,817,807 –
Short-Term Investments 33,663,062 – 33,663,062 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 998,440 – 998,440 –
Interest Rate Contracts
Futures 1,411,926 1,411,926 – –
Swaps 4,420,646 – 4,420,646 –
Total Interest Rate Contracts 5,832,572 1,411,926 4,420,646 –
Total Asset - Derivatives 6,831,012 1,411,926 5,419,086 –
Total Assets 479,271,570 1,411,926 477,859,644 –
a
Liabilities Sale-Buyback Financing Transactions (247,234,626) – (247,234,626) –
Reverse Repurchase Agreements (8,782,364) – (8,782,364) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (212,265) – (212,265) –
Interest Rate Contracts
Futures (975,649) (975,649) – –
Written Options (375,951) – (375,951) –
Swaps (4,812,237) – (4,812,237) –
Total Interest Rate Contracts (6,163,837) (975,649) (5,188,188) –
Total Liabilities - Derivatives (6,376,102) (975,649) (5,400,453) –
Total Liabilities (262,393,092) (975,649) (261,417,443) –
Total $ 216,878,478 $ 436,277 $ 216,442,201 $ –

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.3%
Basic Materials - 0.2%
CF Industries, Inc.
4.950% due 06/01/43  $ 410,000 $ 361,859
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 260,220
Nutrien Ltd. (Canada)
5.000% due 04/01/49  375,000 334,387
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  440,000 402,239
1,358,705
Communications - 1.4%
Amazon.com, Inc.
3.875% due 08/22/37  450,000 397,704
AT&T, Inc.
2.750% due 06/01/31  630,000 548,287
3.550% due 09/15/55  1,434,000 965,413
5.400% due 02/15/34  400,000 401,776
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  705,000 483,446
3.700% due 04/01/51  860,000 537,769
Comcast Corp.
3.250% due 11/01/39  1,470,000 1,114,686
5.350% due 05/15/53  1,000,000 926,695
Corning, Inc.
5.750% due 08/15/40  300,000 300,445
Meta Platforms, Inc.
5.400% due 08/15/54  150,000 145,390
5.600% due 05/15/53  610,000 610,297
Sprint Capital Corp.
6.875% due 11/15/28  357,000 379,226
T-Mobile USA, Inc.
5.050% due 07/15/33  895,000 876,704
5.150% due 04/15/34  477,000 469,505
Uber Technologies, Inc.
4.800% due 09/15/34  210,000 201,156
Verizon Communications, Inc.
5.050% due 05/09/33  1,255,000 1,241,204
9,599,703
Consumer, Cyclical - 1.8%
American Airlines Pass-Through Trust
Class A
3.650% due 12/15/29  1,019,790 955,448
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  1,309,360 1,238,491
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,854,020 1,717,385
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,512,538 1,399,700
General Motors Financial Co., Inc.
2.700% due 06/10/31  230,000 195,083
5.450% due 09/06/34  260,000 252,530
5.950% due 04/04/34  525,000 528,007
Hasbro, Inc.
3.900% due 11/19/29  362,000 340,436
Hyundai Capital America
1.800% due 01/10/28 ~ 395,000 358,098
a
Principal
Amount Value
JetBlue Pass-Through Trust Class B
7.750% due 05/15/30  $ 793,563 $ 807,912
Lear Corp.
2.600% due 01/15/32  265,000 221,390
Starbucks Corp.
3.350% due 03/12/50  565,000 378,388
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  412,820 376,261
3.700% due 09/01/31  1,075,624 983,364
United Airlines Pass-Through Trust
Class AA
5.450% due 08/15/38  420,000 422,040
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  875,012 861,507
3.650% due 07/07/27  1,347,593 1,322,427
12,358,467
Consumer, Non-Cyclical - 3.3%
Altria Group, Inc.
2.450% due 02/04/32  355,000 292,286
Amgen, Inc.
4.663% due 06/15/51  358,000 300,186
5.600% due 03/02/43  500,000 486,357
5.650% due 03/02/53  219,000 211,007
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37  205,000 224,974
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 382,275
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  1,130,000 1,038,523
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 193,038
Bon Secours Mercy Health, Inc.
3.205% due 06/01/50  700,000 466,907
Boston Scientific Corp.
4.550% due 03/01/39  167,000 152,893
6.500% due 11/15/35  215,000 236,964
Bristol-Myers Squibb Co.
4.125% due 06/15/39  500,000 431,930
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  805,000 696,242
Cencora, Inc.
5.150% due 02/15/35  650,000 633,970
CommonSpirit Health
2.782% due 10/01/30  1,065,000 943,563
3.910% due 10/01/50  650,000 479,745
CVS Health Corp.
4.875% due 07/20/35  850,000 772,884
5.050% due 03/25/48  430,000 355,015
5.250% due 02/21/33  300,000 287,723
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 436,020 391,661
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 222,156
Elevance Health, Inc.
2.250% due 05/15/30  335,000 291,149
Gilead Sciences, Inc.
2.600% due 10/01/40  675,000 467,039
Global Payments, Inc.
3.200% due 08/15/29  500,000 458,305
5.300% due 08/15/29  285,000 285,654
HCA, Inc.
5.450% due 09/15/34  320,000 312,083
5.500% due 06/15/47  700,000 636,435

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.950% due 09/15/54  $ 155,000 $ 147,536
6.100% due 04/01/64  320,000 305,602
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  610,000 543,119
6.750% due 03/15/34  650,000 687,686
Kellanova
5.250% due 03/01/33  385,000 384,826
Keurig Dr. Pepper, Inc.
3.200% due 05/01/30  400,000 366,059
Kraft Heinz Foods Co.
4.625% due 10/01/39  380,000 340,425
Kroger Co.
1.700% due 01/15/31  420,000 346,272
5.000% due 09/15/34  160,000 155,052
5.500% due 09/15/54  120,000 113,156
MedStar Health, Inc.
3.626% due 08/15/49  520,000 375,289
MyMichigan Health
3.409% due 06/01/50  1,000,000 699,881
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 131,738
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 419,494
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  1,245,000 1,166,686
Piedmont Healthcare, Inc.
2.864% due 01/01/52  515,000 319,230
Quanta Services, Inc.
2.350% due 01/15/32  420,000 347,768
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  625,000 520,420
Royalty Pharma PLC
2.150% due 09/02/31  84,000 69,003
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  655,000 475,102
UnitedHealth Group, Inc.
2.750% due 05/15/40  405,000 286,564
5.875% due 02/15/53  420,000 421,422
University of Miami
4.063% due 04/01/52  240,000 192,708
Verisk Analytics, Inc.
5.750% due 04/01/33  300,000 309,155
Viterra Finance BV (Netherlands)
3.200% due 04/21/31 ~ 1,000,000 875,269
Zoetis, Inc.
5.600% due 11/16/32  400,000 412,573
22,062,999
Energy - 1.6%
Aker BP ASA (Norway)
5.125% due 10/01/34 ~ 205,000 192,701
5.800% due 10/01/54 ~ 150,000 136,019
BG Energy Capital PLC
5.125% due 10/15/41 ~ 280,000 262,239
BP Capital Markets America, Inc.
4.812% due 02/13/33  860,000 831,705
Cheniere Energy, Inc.
5.650% due 04/15/34  310,000 311,987
Devon Energy Corp.
5.750% due 09/15/54  390,000 354,130
DT Midstream, Inc.
4.300% due 04/15/32 ~ 790,000 721,480
a
Principal
Amount Value
Enbridge, Inc. (Canada)
5.625% due 04/05/34  $ 380,000 $ 382,451
5.700% due 03/08/33  700,000 707,619
Energy Transfer LP
6.100% due 02/15/42  455,000 450,494
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 355,554
Flex Intermediate Holdco LLC
4.317% due 12/30/39 ~ 335,000 258,290
Galaxy Pipeline Assets Bidco Ltd. (United
Arab Emirates)
2.940% due 09/30/40 ~ 494,857 391,936
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 269,524
MPLX LP
4.500% due 04/15/38  580,000 505,953
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 860,000 742,270
Occidental Petroleum Corp.
5.200% due 08/01/29  160,000 158,853
5.375% due 01/01/32  155,000 151,870
ONEOK, Inc.
4.750% due 10/15/31  685,000 662,905
5.700% due 11/01/54  605,000 569,419
Phillips 66 Co.
5.300% due 06/30/33  620,000 614,717
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 115,000 114,650
5.026% due 10/01/29 ~ 135,000 132,712
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  390,000 403,320
TotalEnergies Capital International SA
(France)
2.986% due 06/29/41  1,130,000 811,035
10,493,833
Financial - 12.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  550,000 479,423
AIB Group PLC (Ireland)
6.608% due 09/13/29 ~ 630,000 658,689
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  690,000 618,157
American Tower Corp.
3.100% due 06/15/50  351,000 225,379
5.900% due 11/15/33  1,060,000 1,092,521
Aon North America, Inc.
5.450% due 03/01/34  800,000 799,162
5.750% due 03/01/54  700,000 683,270
Athene Global Funding
2.500% due 03/24/28 ~ 885,000 815,953
Australia & New Zealand Banking Group
Ltd. (Australia)
4.400% due 05/19/26 ~ 640,000 635,516
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 5,605,000 5,200,181
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 189,175
6.607% due 11/07/28  1,000,000 1,052,536
Bank of America Corp.
2.676% due 06/19/41  590,000 409,887
5.288% due 04/25/34  2,460,000 2,440,281

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.872% due 09/15/34  $ 940,000 $ 965,834
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,712,000 1,629,003
5.601% due 03/20/30 ~ 290,000 292,882
Bank of New York Mellon Corp.
6.474% due 10/25/34  620,000 669,727
Banque Federative du Credit Mutuel SA
(France)
5.790% due 07/13/28 ~ 570,000 582,069
Barclays PLC (United Kingdom)
2.894% due 11/24/32  1,158,000 978,158
6.224% due 05/09/34  945,000 971,081
Berkshire Hathaway Finance Corp.
3.850% due 03/15/52  535,000 405,315
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 504,433
5.176% due 01/09/30 ~ 1,580,000 1,575,366
5.283% due 11/19/30 ~ 900,000 891,079
5.894% due 12/05/34 ~ 290,000 296,929
BPCE SA (France)
5.716% due 01/18/30 ~ 370,000 372,054
5.936% due 05/30/35 ~ 860,000 852,801
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 218,406
4.125% due 05/15/29  600,000 576,427
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 358,912
Brown & Brown, Inc.
2.375% due 03/15/31  1,125,000 946,162
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 850,000 872,593
Capital One Financial Corp.
3.800% due 01/31/28  1,000,000 965,581
Citigroup, Inc.
2.520% due 11/03/32  1,225,000 1,021,768
3.057% due 01/25/33  1,909,000 1,640,454
3.520% due 10/27/28  980,000 943,433
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 257,903
Credit Agricole SA (France)
5.335% due 01/10/30 ~ 730,000 730,453
6.316% due 10/03/29 ~ 500,000 516,815
Crown Castle, Inc.
2.900% due 04/01/41  2,000,000 1,392,226
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 273,765
5.705% due 03/01/30 ~ 475,000 482,002
Deutsche Bank AG (Germany)
2.311% due 11/16/27  471,000 447,840
4.999% due 09/11/30  205,000 200,453
5.403% due 09/11/35  210,000 199,104
6.720% due 01/18/29  365,000 379,092
6.819% due 11/20/29  380,000 397,776
7.146% due 07/13/27  570,000 587,560
DNB Bank ASA (Norway)
1.605% due 03/30/28 ~ 805,000 748,410
4.853% due 11/05/30 ~ 400,000 395,608
Empower Finance 2020 LP (Canada)
3.075% due 09/17/51 ~ 625,000 395,048
Essex Portfolio LP
5.500% due 04/01/34  190,000 190,193
Extra Space Storage LP
2.400% due 10/15/31  1,230,000 1,024,082
a
Principal
Amount Value
F&G Annuities & Life, Inc.
6.500% due 06/04/29  $ 245,000 $ 250,310
Federation des Caisses Desjardins du
Quebec (Canada)
5.700% due 03/14/28 ~ 520,000 530,302
Goldman Sachs Group, Inc.
2.640% due 02/24/28  716,000 682,989
5.049% due 07/23/30  565,000 561,828
5.330% due 07/23/35  1,200,000 1,178,204
5.727% due 04/25/30  430,000 439,005
6.484% due 10/24/29  830,000 869,914
Healthcare Realty Holdings LP
3.100% due 02/15/30  580,000 522,411
Healthpeak OP LLC
2.875% due 01/15/31  1,130,000 995,731
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 585,718
2.206% due 08/17/29  1,495,000 1,343,437
5.286% due 11/19/30  660,000 655,851
Huntington Bancshares, Inc.
5.272% due 01/15/31  250,000 250,279
Huntington National Bank
5.650% due 01/10/30  513,000 522,356
ING Groep NV (Netherlands)
6.083% due 09/11/27  206,000 210,069
KBC Group NV (Belgium)
6.324% due 09/21/34 ~ 740,000 765,905
KeyCorp
4.789% due 06/01/33  115,000 108,803
Lloyds Banking Group PLC (United
Kingdom)
5.679% due 01/05/35  735,000 732,361
5.721% due 06/05/30  1,000,000 1,017,146
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 250,000 244,984
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 600,000 507,900
Morgan Stanley
4.889% due 07/20/33  1,500,000 1,453,768
5.042% due 07/19/30  280,000 279,121
5.320% due 07/19/35  380,000 373,939
5.466% due 01/18/35  396,000 393,979
5.656% due 04/18/30  705,000 717,866
Mutual of Omaha Cos Global Funding
5.800% due 07/27/26 ~ 600,000 607,903
Nasdaq, Inc.
5.550% due 02/15/34  295,000 297,763
Nationwide Building Society (United
Kingdom)
2.972% due 02/16/28 ~ 830,000 794,801
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 497,032
4.892% due 05/18/29  1,400,000 1,386,833
5.778% due 03/01/35  755,000 761,269
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 830,695
New York Life Insurance Co.
3.750% due 05/15/50 ~ 1,140,000 831,274
NNN REIT, Inc.
5.500% due 06/15/34  310,000 309,173
5.600% due 10/15/33  250,000 252,246

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  $ 650,000 $ 668,574
PNC Financial Services Group, Inc.
4.812% due 10/21/32  350,000 340,762
5.068% due 01/24/34  503,000 490,213
Realty Income Corp.
1.800% due 03/15/33  705,000 541,017
Royal Bank of Canada (Canada)
4.650% due 10/18/30  545,000 533,966
Sabra Health Care LP
3.200% due 12/01/31  515,000 442,141
Santander Holdings USA, Inc.
6.174% due 01/09/30  865,000 883,127
Santander U.K. Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  560,000 533,349
6.534% due 01/10/29  1,400,000 1,443,280
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 433,193
5.634% due 01/19/30 ~ 1,066,000 1,064,487
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 237,000 240,123
5.905% due 05/14/35 ~ 985,000 987,299
Teachers Insurance & Annuity Association
of America
3.300% due 05/15/50 ~ 555,000 370,852
Truist Financial Corp.
5.122% due 01/26/34  520,000 505,630
7.161% due 10/30/29  625,000 668,529
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 1,115,000 1,074,165
5.428% due 02/08/30 ~ 217,000 218,460
5.617% due 09/13/30 ~ 310,000 315,025
5.699% due 02/08/35 ~ 225,000 226,564
6.537% due 08/12/33 ~ 440,000 466,661
UDR, Inc.
1.900% due 03/15/33  185,000 142,493
2.100% due 08/01/32  1,130,000 899,905
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 976,732
Wells Fargo & Co.
4.611% due 04/25/53  780,000 651,887
5.198% due 01/23/30  825,000 827,582
5.557% due 07/25/34  470,000 469,556
6.491% due 10/23/34  800,000 850,720
WP Carey, Inc.
2.250% due 04/01/33  325,000 256,770
2.400% due 02/01/31  420,000 357,374
83,092,528
Industrial - 1.1%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 935,000 862,867
Boeing Co.
2.700% due 02/01/27  1,105,000 1,054,054
6.298% due 05/01/29  625,000 648,168
6.388% due 05/01/31  355,000 371,329
6.528% due 05/01/34  580,000 607,915
Burlington Northern Santa Fe LLC
5.500% due 03/15/55  410,000 403,138
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  500,000 434,204
CSX Corp.
3.800% due 11/01/46  500,000 384,830
a
Principal
Amount Value
L3Harris Technologies, Inc.
5.400% due 07/31/33  $ 300,000 $ 299,641
Masco Corp.
2.000% due 10/01/30  525,000 442,474
Northrop Grumman Corp.
3.850% due 04/15/45  400,000 314,304
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 112,323
Penske Truck Leasing Co. LP/PTL Finance
Corp.
6.050% due 08/01/28 ~ 800,000 823,857
RTX Corp.
3.750% due 11/01/46  1,000,000 755,909
Siemens Financieringsmaatschappij NV
(Germany)
3.300% due 09/15/46 ~ 250,000 180,439
7,695,452
Technology - 1.0%
Accenture Capital, Inc.
4.500% due 10/04/34  230,000 218,658
Analog Devices, Inc.
2.800% due 10/01/41  259,000 183,420
Broadcom, Inc.
3.187% due 11/15/36 ~ 148,000 119,283
4.550% due 02/15/32  862,000 833,827
CGI, Inc. (Canada)
2.300% due 09/14/31  600,000 497,658
Dell International LLC/EMC Corp.
6.200% due 07/15/30  695,000 728,928
Intel Corp.
3.050% due 08/12/51  300,000 171,262
3.250% due 11/15/49  300,000 179,236
3.734% due 12/08/47  180,000 118,830
Intuit, Inc.
5.500% due 09/15/53  240,000 235,190
KLA Corp.
3.300% due 03/01/50  800,000 553,111
Leidos, Inc.
2.300% due 02/15/31  700,000 588,181
Oracle Corp.
3.600% due 04/01/50  600,000 420,711
3.800% due 11/15/37  575,000 480,379
Roper Technologies, Inc.
1.750% due 02/15/31  400,000 328,728
Texas Instruments, Inc.
5.050% due 05/18/63  670,000 604,237
VMware LLC
4.700% due 05/15/30  620,000 607,036
6,868,675
Utilities - 3.7%
Baltimore Gas & Electric Co.
5.400% due 06/01/53  930,000 886,326
Constellation Energy Generation LLC
5.600% due 06/15/42  600,000 579,680
5.800% due 03/01/33  819,000 837,322
Dominion Energy, Inc.
3.300% due 04/15/41  470,000 346,604
DTE Electric Co.
3.250% due 04/01/51  500,000 342,443
DTE Electric Securitization Funding II LLC
6.090% due 09/01/38  600,000 639,297

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Duke Energy Corp.
3.750% due 09/01/46  $ 770,000 $ 567,770
6.100% due 09/15/53  850,000 864,670
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 800,000 667,252
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  550,000 456,289
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 326,961
Entergy Louisiana LLC
2.900% due 03/15/51  260,000 160,102
Entergy Mississippi LLC
5.000% due 09/01/33  1,115,000 1,093,442
5.850% due 06/01/54  480,000 485,244
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 442,113
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 322,290
Jersey Central Power & Light Co.
5.100% due 01/15/35 ~ 130,000 126,870
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 327,867
Nevada Power Co.
6.000% due 03/15/54  350,000 357,833
NRG Energy, Inc.
2.450% due 12/02/27 ~ 1,020,000 947,574
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 144,001
4.300% due 03/15/45  325,000 260,383
5.800% due 05/15/34  691,000 706,980
6.400% due 06/15/33  878,000 926,003
6.750% due 01/15/53  390,000 425,394
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 104,330
5.529% due 06/01/51  125,000 124,362
5.536% due 07/15/49  975,000 973,861
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 305,654
5.099% due 06/01/54  415,000 392,034
5.212% due 12/01/49  225,000 216,158
Public Service Co. of Oklahoma
5.250% due 01/15/33  930,000 917,210
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  390,000 389,289
Puget Energy, Inc.
2.379% due 06/15/28  330,000 301,548
SCE Recovery Funding LLC
4.697% due 06/15/42  548,914 529,032
5.112% due 12/14/49  240,000 226,658
Sierra Pacific Power Co.
5.900% due 03/15/54  630,000 630,699
Sigeco Securitization I LLC
5.026% due 11/15/38  556,554 547,086
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 1,005,233
5.875% due 12/01/53  841,000 837,406
Southern California Gas Co.
6.350% due 11/15/52  600,000 646,583
Southern Co.
5.200% due 06/15/33  734,000 726,114
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 842,750
a
Principal
Amount Value
Southern Power Co.
5.150% due 09/15/41  $ 895,000 $ 839,536
Union Electric Co.
5.200% due 04/01/34  710,000 706,423
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 397,479
24,900,155
Total Corporate Bonds & Notes
    (Cost $192,255,487) 178,430,517
MORTGAGE-BACKED SECURITIES - 37.4%
Collateralized Mortgage Obligations - Commercial - 4.2%
ACRE Commercial Mortgage Ltd.
5.890% (SOFR + 1.514%)
due 12/18/37 ~ § 1,198,000 1,168,346
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 421,400 392,107
COMM Mortgage Trust
2.321% due 01/10/38 ~ § 1,900,000 1,613,769
Federal Home Loan Mortgage Corp.
Multifamily Structured Credit Risk
6.369% (SOFR + 1.800%)
due 07/25/41 ~ § 2,238,793 2,186,954
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
1.195% due 11/25/30 § 18,945,000 1,140,671
1.211% due 10/25/30 § 15,300,000 912,035
1.364% due 12/25/29 § 8,830,000 387,761
Federal National Mortgage
Association-ACES
1.707% due 11/25/31 § 3,500,000 2,855,909
2.594% due 06/25/32 § 4,798,000 4,127,991
FREMF Mortgage Trust
3.600% due 01/25/26 ~ § 2,100,000 2,061,451
3.880% due 01/25/50 ~ § 2,385,000 2,329,074
4.051% due 04/25/48 ~ § 2,000,000 1,968,133
GAM Re-REMICS Trust
2.260% due 09/27/51 ~ § 1,700,000 1,652,731
LFT CRE Ltd.
6.462% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,532,650
MHC Commercial Mortgage Trust
6.612% (SOFR + 2.215%)
due 04/15/38 ~ § 600,000 600,769
SLG Office Trust
2.585% due 07/15/41 ~ 2,470,000 2,077,608
Wells Fargo Commercial Mortgage Trust
5.662% (SOFR + 1.264%)
due 02/15/40 ~ § 692,901 693,990
28,701,949
Collateralized Mortgage Obligations - Residential - 4.7%
CSMC Trust
4.068% due 09/27/60 ~ § 2,033,489 2,030,108
Federal Home Loan Mortgage Corp.
REMICS
1.500% due 01/25/51  2,436,205 1,885,473
2.000% due 12/25/51  1,898,899 1,650,086

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60  $ 4,725,419 $ 3,709,504
3.000% due 05/25/60 - 10/25/62 11,286,684 9,952,799
3.250% due 11/25/61  1,503,355 1,280,514
3.500% due 11/25/57  2,129,257 1,867,057
Government National Mortgage Association
REMICS (IO)
0.054% due 03/20/71 § 39,457,338 676,555
Grene Energy Senior
11.000% due 01/17/61  90,318 83,833
PRET LLC
5.487% due 10/25/51 ~ § 2,591,451 2,592,021
PRPM LLC
4.000% due 11/25/53 ~ § 736,618 720,155
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 3,088,937 2,606,081
4.000% due 11/25/47 ~ § 417,373 407,613
VOLT XCII LLC
4.893% due 02/27/51 ~ § 113,831 113,834
VOLT XCIII LLC
4.893% due 02/27/51 ~ § 652,954 652,967
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 525,505 525,250
VOLT XCIX LLC
5.116% due 04/25/51 ~ § 380,110 380,526
VOLT XCVI LLC
5.116% due 03/27/51 ~ § 387,830 388,020
VOLT XCVII LLC
5.239% due 04/25/51 ~ § 496,387 497,122
32,019,518
Federal Home Loan Mortgage Corp. - 1.3%
2.500% due 07/01/50  3,379,422 2,791,036
3.000% due 10/01/51  2,027,132 1,751,537
3.700% due 06/01/34  4,961,630 4,528,222
9,070,795
Federal National Mortgage Association - 18.7%
1.090% due 04/01/28  2,812,669 2,518,828
1.275% due 04/01/30  3,511,878 2,953,839
1.370% due 03/01/30  3,493,877 2,972,758
1.440% due 01/01/31  1,400,000 1,154,435
1.460% due 12/01/30  5,000,000 4,132,491
1.560% due 01/01/31  2,700,000 2,243,476
1.755% due 03/01/32 § 3,294,077 2,708,696
1.815% due 01/01/31  990,733 843,941
1.870% due 05/01/31  6,400,000 5,402,309
1.960% due 09/01/33  3,750,000 2,959,813
2.010% due 01/01/32  2,200,000 1,841,120
2.140% due 12/01/33  2,501,680 2,047,681
2.160% due 12/01/33  3,041,474 2,493,368
2.320% due 02/01/35  1,912,000 1,532,220
2.500% due 01/01/52 - 03/01/62 11,794,448 9,552,765
2.510% due 10/01/30  2,730,000 2,419,207
2.550% due 10/01/30  889,394 795,234
3.000% due 05/01/47 - 06/01/62 19,688,692 16,822,533
3.040% due 07/01/32  2,881,962 2,584,407
3.080% due 05/01/32  1,875,000 1,675,085
3.140% due 07/01/32  1,710,000 1,521,237
3.190% due 07/01/33  1,705,501 1,526,090
3.260% due 02/01/31  800,000 733,904
3.500% due 07/01/50 - 03/01/61 5,253,218 4,638,454
3.510% due 09/01/32  5,000,000 4,568,398
a
Principal
Amount Value
3.610% due 01/01/37  $ 2,300,548 $ 2,142,855
3.670% due 09/01/32  546,000 501,973
3.750% due 09/01/32  2,599,997 2,432,763
3.790% due 12/01/30  2,610,000 2,472,017
3.800% due 09/01/32  2,210,061 2,056,674
3.805% due 11/01/32  1,470,000 1,366,262
3.830% due 09/01/32  2,500,000 2,335,888
3.910% due 08/01/32  1,300,000 1,219,060
4.000% due 10/01/43 - 04/01/52 6,281,244 5,785,835
4.090% due 09/01/31 - 02/01/34 4,463,498 4,191,578
4.550% due 10/01/32  1,030,000 1,008,000
5.000% due 12/01/49 - 12/01/61 9,699,477 9,489,348
5.500% due 09/01/52 - 05/01/58 6,527,442 6,545,052
6.000% due 12/01/61  2,500,204 2,613,591
126,803,185
Government National Mortgage Association - 8.5%
2.500% due 10/20/45 - 10/20/50 2,695,045 2,240,613
2.804% due 07/20/71 § 2,488,839 2,162,355
2.932% due 10/20/70 § 1,816,962 1,641,120
3.000% due 08/20/50 - 03/20/52 4,594,687 3,984,534
3.071% due 09/20/70 § 5,650,609 5,014,002
3.098% due 12/20/71 § 2,892,364 2,538,161
3.500% due 10/20/50 - 03/20/52 16,222,763 14,525,722
4.000% due 12/20/51 - 03/20/52 4,271,432 3,925,738
4.500% due 07/20/52 - 08/20/52 6,136,095 5,861,736
5.000% due 07/20/52 - 06/20/63 11,281,928 11,039,286
5.500% due 09/20/52 - 07/20/53 4,496,965 4,472,540
57,405,807
Total Mortgage-Backed Securities
    (Cost $282,111,657) 254,001,254
ASSET-BACKED SECURITIES - 14.4%
Automobile Other - 1.5%
Flagship Credit Auto Trust
2.180% due 02/16/27 ~ 1,762,000 1,736,901
GLS Auto Receivables Issuer Trust
1.640% due 10/15/26 ~ 54,617 54,495
6.420% due 06/15/28 ~ 2,000,000 2,027,642
Octane Receivables Trust
6.290% due 07/20/28 ~ 2,613,000 2,651,332
Santander Consumer Auto Receivables
Trust
1.570% due 01/15/27 ~ 1,400,000 1,367,492
Westlake Automobile Receivables Trust
6.020% due 09/15/28 ~ 2,100,000 2,133,290
9,971,152
Credit Card Other - 0.4%
Continental Finance Credit Card ABS
Master Trust
6.190% due 10/15/30 ~ 2,870,000 2,896,989
Manufactured Housing Sequential - 0.6%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,123,061
4.250% due 08/25/54 ~ § 3,020,355 2,894,740
4,017,801
Other Asset-Backed Securities - 11.9%
AMSR Trust
2.006% due 11/17/37 ~ 2,120,000 2,060,939
2.327% due 10/17/38 ~ 1,342,000 1,267,969

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
2.751% due 06/17/38 ~ $ 3,650,000 $ 3,272,317
4.000% due 10/17/39 ~ 3,000,000 2,818,819
Aqua Finance Trust
3.970% due 07/17/46 ~ 1,120,072 1,060,666
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,231,341 1,237,004
Bridge Trust
3.400% due 11/17/37 ~ 2,997,668 2,949,198
CFIN Issuer LLC
4.725% due 02/16/26 ~ § 462,043 461,552
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,251,757
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,210,048 1,196,204
DP Lion Holdco LLC
8.243% due 11/30/43  974,487 1,001,615
FirstKey Homes Trust
2.389% due 08/17/38 ~ 5,500,000 5,234,470
5.197% due 05/19/39 ~ 915,000 898,087
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,248,518
3.850% due 10/25/26 ~ § 2,100,000 1,948,233
4.450% due 01/25/26 ~ § 2,700,000 2,593,019
6.190% due 04/25/27 ~ 3,000,000 2,972,859
6.500% due 03/26/27 ~ § 2,550,000 2,536,577
7.900% due 07/25/27 ~ 3,000,000 3,043,115
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,751,245 1,697,650
Hilton Grand Vacations Trust
4.300% due 01/25/37 ~ 1,062,432 1,048,285
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 1,102,167 1,106,124
Jonah Energy LLC
7.800% due 11/10/37  1,532,303 1,520,810
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,164,955 1,186,929
MVW LLC
1.140% due 01/22/41 ~ 364,446 346,061
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,370,615
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~ 721,541 701,195
3.104% due 07/25/26 ~ 1,380,927 1,332,924
3.228% due 05/25/26 ~ 887,619 860,992
3.844% due 12/25/25 ~ 591,454 581,934
OneMain Financial Issuance Trust
3.450% due 09/14/35 ~ 675,000 632,426
PNMAC GMSR Issuer Trust
8.819% (SOFR + 4.250%)
due 05/25/27 ~ § 1,730,000 1,755,698
Progress Residential Trust
2.106% due 04/17/38 ~ 3,250,000 3,134,561
2.409% due 05/17/38 ~ 1,570,000 1,509,902
2.425% due 07/17/38 ~ 2,530,000 2,422,276
2.538% due 05/17/26 ~ 1,650,000 1,604,560
2.547% due 04/19/38 ~ 2,550,000 2,465,389
2.811% due 11/17/40 ~ 1,000,000 898,264
5.200% due 04/17/39 ~ 1,685,000 1,635,650
Regional Management Issuance Trust
1.680% due 03/17/31 ~ 334,711 331,331
2.420% due 03/17/31 ~ 895,000 874,058
3.800% due 10/15/30 ~ 2,000,000 1,969,963
a
Principal
Amount Value
RT Financial LLC
7.851% due 10/15/43  $ 1,675,126 $ 1,699,603
SCF Equipment Leasing LLC
1.540% due 10/21/30 ~ 1,722,323 1,710,507
6.770% due 08/22/33 ~ 2,385,000 2,493,039
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 244,687 237,236
Upstart Securitization Trust
5.980% due 08/20/32 ~ 510,126 508,994
80,689,894
Total Asset-Backed Securities
    (Cost $98,428,144) 97,575,836
U.S. TREASURY OBLIGATIONS - 20.0%
U.S. Treasury Bonds - 6.9%
1.250% due 05/15/50  127,000 60,248
1.625% due 11/15/50  6,885,000 3,591,891
1.875% due 11/15/51  2,475,000 1,365,743
2.000% due 08/15/51  6,815,000 3,896,021
2.250% due 08/15/46  1,540,000 994,644
2.375% due 05/15/51  260,000 163,558
2.750% due 08/15/42  1,135,000 853,150
2.875% due 05/15/52  9,490,000 6,638,882
3.000% due 08/15/48  3,940,000 2,879,044
3.125% due 02/15/43  368,000 290,810
3.250% due 05/15/42  21,235,000 17,281,043
3.750% due 11/15/43  10,235,000 8,816,129
3.875% due 05/15/43  260,000 228,913
47,060,076
U.S. Treasury Notes - 12.8%
1.500% due 02/15/30  1,075,000 933,649
1.625% due 05/15/31  565,000 476,776
1.875% due 02/28/29  5,095,000 4,615,784
3.125% due 08/31/29  145,000 137,377
3.500% due 04/30/30  3,780,000 3,618,091
3.875% due 08/15/34  19,515,000 18,458,278
4.000% due 02/15/34  12,539,700 12,008,915
4.125% due 09/30/27  9,125,000 9,090,390
4.125% due 03/31/29  10,954,900 10,849,769
4.125% due 07/31/31  13,305,000 13,043,033
4.375% due 05/15/34  5,000,000 4,924,707
4.500% due 05/31/29  9,000,000 9,045,115
87,201,884
U.S. Treasury Strip Coupons - 0.3%
due 11/15/40  2,320,000 1,042,097
due 02/15/41  1,486,372 658,535
1,700,632
Total U.S. Treasury Obligations
    (Cost $150,219,716) 135,962,592
FOREIGN GOVERNMENT BONDS & NOTES - 0.6%
Mexico Government (Mexico)
2.659% due 05/24/31  596,000 485,048
3.500% due 02/12/34  868,000 692,678
3.750% due 01/11/28  730,000 694,870
4.400% due 02/12/52  475,000 322,274
4.600% due 01/23/46  480,000 348,739
4.875% due 05/19/33  1,000,000 897,256

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
6.338% due 05/04/53  $ 200,000 $ 178,713
Republic of Poland Government (Poland)
5.500% due 03/18/54  430,000 396,406
Total Foreign Government Bonds & Notes
    (Cost $4,812,976) 4,015,984
MUNICIPAL BONDS - 0.4%
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 405,544
Regents of the University of California
Medical Center Pooled Revenue
3.706% due 05/15/20  675,000 423,338
State of California
7.350% due 11/01/39  1,000,000 1,144,863
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  412,473 413,594
5.169% due 04/01/41  745,000 734,465
Total Municipal Bonds
    (Cost $3,806,991) 3,121,804
TOTAL INVESTMENTS - 99.1%
(Cost $731,634,971) 673,107,987
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,307,067
NET ASSETS - 100.0% $ 679,415,054
Mortgage-Backed Securities 37 .4%
Corporate Bonds & Notes 26 .3%
U.S. Treasury Obligations 20 .0%
Asset-Backed Securities 14 .4%
Others (each less than 3.0%) 1 .0%
99 .1%
Other Assets and Liabilities, Net 0 .9%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 178,430,517 $ – $ 178,430,517 $ –
Mortgage-Backed Securities 254,001,254 – 254,001,254 –
Asset-Backed Securities 97,575,836 – 97,575,836 –
U.S. Treasury Obligations 135,962,592 – 135,962,592 –
Foreign Government Bonds & Notes 4,015,984 – 4,015,984 –
Municipal Bonds 3,121,804 – 3,121,804 –
Total $ 673,107,987 $ – $ 673,107,987 $ –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 873,546
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 265,308
Total Common Stocks
    (Cost $820,792) 1,138,854
Principal
Amount
CORPORATE BONDS & NOTES - 41.4%
Basic Materials - 0.3%
Solvay Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,671,903
Communications - 1.1%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,568,864
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.850% due 04/01/61  7,500,000 4,524,930
Paramount Global
2.900% due 01/15/27  100,000 95,734
3.700% due 06/01/28  900,000 848,107
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,725,443
4.200% due 10/01/29  4,000,000 3,871,660
19,634,738
Consumer, Cyclical - 4.0%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,298,261 1,246,521
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,461,905 4,430,659
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  4,245,043 3,717,060
3.250% due 04/15/30  1,868,250 1,721,621
4.000% due 01/15/27  482,269 477,038
American Airlines Pass-Through Trust
Class AA
3.000% due 04/15/30  2,865,885 2,677,680
American Honda Finance Corp.
5.324% (SOFR + 0.670%)
due 01/10/25 § 4,600,000 4,600,430
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,264,944
4.125% due 08/17/27  4,400,000 4,256,406
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,817,719
5.250% due 01/08/27 ~ 2,600,000 2,616,251
5.650% due 06/26/26 ~ 3,400,000 3,434,792
5.688% (SOFR + 1.150%)
due 08/04/25 ~ § 3,100,000 3,112,095
6.500% due 01/16/29 ~ 800,000 835,356
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  6,496,618 6,121,452
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,366,669
a
Principal
Amount Value
5.550% due 09/13/29 ~ $ 4,800,000 $ 4,739,139
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,594,988 4,702,497
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  3,818,975 3,383,151
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 998,572
5.650% due 09/12/28 ~ 6,200,000 6,230,795
73,750,847
Consumer, Non-Cyclical - 3.0%
Bacardi Ltd. (Bermuda)
4.450% due 05/15/25 ~ 6,700,000 6,689,221
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  4,700,000 4,840,930
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,650,738
6.375% due 11/21/30 ~ 7,700,000 7,924,432
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,584,598
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,524,441
Centene Corp.
2.625% due 08/01/31  800,000 659,328
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,322,303
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,326,822
CVS Pass-Through Trust
6.943% due 01/10/30  113,683 116,002
Duke University
2.682% due 10/01/44  9,600,000 6,778,325
Elevance Health, Inc.
2.375% due 01/15/25  3,400,000 3,397,113
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,000,824
55,815,077
Energy - 1.9%
Adnoc Murban Rsc Ltd. (United Arab
Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,029,903
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,728,610
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,428,423
Energy Transfer LP
5.550% due 05/15/34  4,450,000 4,430,128
6.050% due 12/01/26  2,100,000 2,146,318
Greensaif Pipelines Bidco SARL (Saudi
Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,458,973
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 1,974,428
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,317,063
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 1,843,925 1,914,652
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,591,089

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Saudi Arabian Oil Co. (Saudi Arabia)
5.250% due 07/17/34 ~ $ 2,800,000 $ 2,765,382
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 827,526
4.125% due 08/15/31 ~ 200,000 179,264
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,561,579
Western Midstream Operating LP
6.350% due 01/15/29  400,000 414,233
34,767,571
Financial - 23.8%
Abu Dhabi Developmental Holding Co.
PJSC (United Arab Emirates)
4.375% due 10/02/31 ~ 3,600,000 3,447,607
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,864,227
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 3,941,007
American Express Co.
5.098% due 02/16/28  4,300,000 4,325,553
5.645% due 04/23/27  4,600,000 4,650,215
American Tower Corp.
2.100% due 06/15/30  8,000,000 6,859,869
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,048,252
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,583,503
6.250% due 04/15/28 ~ 1,600,000 1,651,740
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,316,151
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 300,396
4.750% * ~ ∂ 5,600,000 1,682,220
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,642,253
6.527% due 11/07/27  2,000,000 2,057,941
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,377,515
5.819% due 09/15/29  5,500,000 5,637,276
Bank of America NA
5.502% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,236,311
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,454,424
Bank of Montreal (Canada)
4.689% due 07/28/29 ~ 5,500,000 5,502,362
Bank of Nova Scotia (Canada)
5.450% due 06/12/25  1,000,000 1,003,253
Barclays PLC (United Kingdom)
6.297% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,654,304
7.385% due 11/02/28  4,000,000 4,240,825
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,548,900
Blue Owl Finance LLC
6.250% due 04/18/34  3,000,000 3,084,610
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,301,743
5.497% due 05/20/30 ~ 1,000,000 1,001,693
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,606,918
6.612% due 10/19/27 ~ 4,300,000 4,408,257
a
Principal
Amount Value
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ $ 3,700,000 $ 3,798,346
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,230,868
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ 2,400,000 2,513,448
Citibank NA
5.864% due 09/29/25  3,100,000 3,128,142
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,463,175
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,634,285
5.500% due 07/18/25  300,000 301,568
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,420,698
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,038,720
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,647,918
3.700% due 06/15/26  2,277,000 2,241,401
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,133,681
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,540,289
Deutsche Bank AG (Germany)
5.706% due 02/08/28  1,500,000 1,516,278
EPR Properties
4.500% due 04/01/25  2,200,000 2,194,819
Essex Portfolio LP
3.375% due 04/15/26  500,000 491,151
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,541,748
Federation des Caisses Desjardins du
Quebec (Canada)
4.400% due 08/23/25 ~ 7,000,000 6,987,937
FS KKR Capital Corp.
6.875% due 08/15/29  5,200,000 5,380,588
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,677,762
Goldman Sachs Bank USA
5.173% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,509,041
5.220% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,308,585
Goldman Sachs Group, Inc.
3.500% due 04/01/25  3,400,000 3,388,256
5.564% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,910,539
5.798% due 08/10/26  2,900,000 2,916,977
Host Hotels & Resorts LP
4.000% due 06/15/25  1,350,000 1,344,468
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,231,267
7.390% due 11/03/28  8,500,000 9,010,665
HSBC USA, Inc.
5.625% due 03/17/25  4,600,000 4,608,816
ING Groep NV (Netherlands)
5.983% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,765,877
JPMorgan Chase & Co.
2.083% due 04/22/26  800,000 793,236
4.851% due 07/25/28  4,800,000 4,799,261

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.536% (SOFR + 0.930%)
due 07/22/28 § $ 4,100,000 $ 4,124,635
6.070% due 10/22/27  4,300,000 4,401,829
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,644,549
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,588,440
6.250% due 01/15/36  2,000,000 1,985,460
Lloyds Banking Group PLC (United
Kingdom)
4.450% due 05/08/25  4,500,000 4,492,635
5.985% due 08/07/27  2,300,000 2,334,628
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,167,063
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,608,481
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 497,093
Marsh & McLennan Cos., Inc.
5.206% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,915,324
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 2,970,615
5.050% due 12/07/27 ~ 4,000,000 4,048,410
5.634% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,024,424
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  6,900,000 6,779,916
5.468% (SOFR + 0.940%)
due 02/20/26 § 500,000 500,432
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,440,527
5.414% due 09/13/28  3,300,000 3,345,949
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,299,660
5.042% due 07/19/30  1,400,000 1,395,603
6.407% due 11/01/29  2,800,000 2,925,639
Morgan Stanley Bank NA
5.504% due 05/26/28  4,600,000 4,664,885
5.724% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,431,594
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,915,681
Nationwide Building Society (United
Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,413,672
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,537,365
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,412,584
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 451,798
5.842% due 01/18/28  1,700,000 1,736,229
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,703,619
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  590,000 582,383
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,489,365
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,390,694
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,218,505
a
Principal
Amount Value
Realty Income Corp.
3.200% due 01/15/27  $ 8,100,000 $ 7,854,127
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,419,261
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,768,422
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,514,034
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,715,362
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 7,300,000 7,197,391
Societe Generale SA (France)
3.337% due 01/21/33 ~ 8,000,000 6,764,881
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,853,906
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,372,802
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.902% due 09/17/28  6,000,000 5,383,538
5.464% due 01/13/26  1,600,000 1,613,042
5.859% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,056,916
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,644,657
TER Finance Jersey Ltd. (Jersey)
6.805% due 01/02/25 ~ ± 1,100,000 1,099,629
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 178,660 220,269
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,408,043
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,318,384
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,142,159
7.950% due 01/09/25  2,000,000 2,000,968
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,821,057
6.537% due 08/12/33 ~ 8,500,000 9,015,043
Virgin Money U.K. PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 615,202
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,072,532
4.808% due 07/25/28  600,000 597,975
5.574% due 07/25/29  4,700,000 4,773,133
Wells Fargo Bank NA
5.450% due 08/07/26  2,700,000 2,733,732
5.493% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,449,965
5.550% due 08/01/25  2,000,000 2,009,289
438,774,540
Industrial - 1.0%
Boeing Co.
5.805% due 05/01/50  2,000,000 1,863,272
6.259% due 05/01/27  100,000 102,406
6.298% due 05/01/29  100,000 103,707
6.388% due 05/01/31  100,000 104,600
6.528% due 05/01/34  100,000 104,813
6.858% due 05/01/54  200,000 212,771
7.008% due 05/01/64  100,000 106,221

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  $ 9,800,000 $ 9,575,656
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,532,383
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 965,465
RTX Corp.
5.750% due 11/08/26  3,100,000 3,157,718
18,829,012
Technology - 1.3%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,087,095
Broadcom, Inc.
2.600% due 02/15/33 ~ 1,800,000 1,488,687
5.050% due 07/12/29  3,700,000 3,715,259
Fiserv, Inc.
5.450% due 03/15/34  4,500,000 4,505,805
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  4,000,000 3,948,037
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,553,138
6.150% due 11/09/29  2,700,000 2,832,840
23,130,861
Utilities - 5.0%
Abu Dhabi National Energy Co. PJSC
(United Arab Emirates)
4.375% due 10/09/31 ~ 3,400,000 3,247,000
AES Corp.
5.450% due 06/01/28  4,000,000 4,023,121
DTE Electric Co.
4.050% due 05/15/48  100,000 80,481
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,117,194
Duke Energy Corp.
3.750% due 04/01/31  EUR 4,500,000 4,743,040
Entergy Louisiana LLC
2.350% due 06/15/32  $ 7,700,000 6,419,697
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 3,692,111
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ $ 4,300,000 4,050,411
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,467,364
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,600,000 2,605,320
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 5,881,242
Pacific Gas & Electric Co.
2.950% due 03/01/26  2,100,000 2,054,393
3.500% due 06/15/25  2,400,000 2,383,460
6.400% due 06/15/33  4,800,000 5,062,431
PacifiCorp
5.450% due 02/15/34  4,300,000 4,274,966
PG&E Recovery Funding LLC
4.838% due 06/01/35  3,200,000 3,178,448
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,638,982
a
Principal
Amount Value
ReNew Wind Energy AP2/ReNew Power
Pvt Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ $ 5,900,000 $ 5,485,010
RWE Finance U.S. LLC (Germany)
5.875% due 04/16/34 ~ 4,000,000 4,014,494
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 6,004,020
5.150% due 06/01/29  4,500,000 4,530,145
Southern Co.
3.250% due 07/01/26  5,700,000 5,586,239
WEC Energy Group, Inc.
1.800% due 10/15/30  2,873,000 2,403,214
92,942,783
Total Corporate Bonds & Notes
    (Cost $780,156,135) 762,317,332
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group MidCo 2 GmbH Term B
(Germany)
due 12/04/31 ± ∞ 500,000 496,875
Total Senior Loan Notes
    (Cost $485,000) 496,875
MORTGAGE-BACKED SECURITIES - 69.4%
Collateralized Mortgage Obligations - Commercial - 7.9%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,469,945
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,390,220
AREIT Trust
6.624% (SOFR + 2.242%)
due 06/17/39 ~ § 5,599,779 5,637,807
Ashford Hospitality Trust
5.695% (SOFR + 1.297%)
due 06/15/35 ~ § 461,750 459,756
BAMLL Commercial Mortgage Securities
Trust
5.562% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,678,063
BDS LLC
6.503% (SOFR + 2.137%)
due 08/19/38 ~ § 5,745,979 5,777,864
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 5,754,375
BSPDF Issuer Ltd. (Cayman)
5.712% (SOFR + 1.314%)
due 10/15/36 ~ § 1,591,336 1,570,709
BX Commercial Mortgage Trust
5.200% (SOFR + 0.803%)
due 10/15/38 ~ § 2,579,666 2,577,908
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,544,633
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  1,464,267 1,451,465
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  2,049,252 2,027,542
3.778% due 09/10/58  5,900,000 5,837,460

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
DBGS Mortgage Trust
3.843% due 04/10/37 ~ $ 8,700,000 $ 7,656,450
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,003,331
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 6,165,535 6,173,630
GS Mortgage Securities Trust
3.602% due 10/10/49 ~ § 7,000,000 5,674,074
JP Morgan Chase Commercial Mortgage
Securities Trust
5.895% (SOFR + 1.497%)
due 12/15/31 ~ § 2,944,345 2,805,341
6.012% (SOFR + 1.614%)
due 09/15/29 ~ § 1,087,647 1,026,931
LCCM Trust
5.712% (SOFR + 1.314%)
due 12/13/38 ~ § 820,389 821,007
LFT CRE Ltd.
5.682% (SOFR + 1.284%)
due 06/15/39 ~ § 3,060,949 3,067,585
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 7,905,435
MF1 Multifamily Housing Mortgage Loan
Trust
5.346% (SOFR + 0.964%)
due 07/15/36 ~ § 811,914 813,787
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ § 4,900,000 4,079,354
NYO Commercial Mortgage Trust
5.607% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 10,994,611
One New York Plaza Trust
5.462% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,610,060
PFP Ltd. (Bermuda)
6.671% (SOFR + 2.274%)
due 08/19/35 ~ § 4,693,234 4,714,575
Ready Capital Mortgage Financing LLC
6.891% (SOFR + 2.552%)
due 10/25/39 ~ § 4,232,859 4,257,236
Starwood Mortgage Trust (Cayman)
5.370% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,051,392
TRTX Issuer Ltd. (Cayman)
6.032% (SOFR + 1.650%)
due 02/15/39 ~ § 6,388,430 6,435,107
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  4,837,000 4,787,528
145,055,181
Collateralized Mortgage Obligations - Residential - 9.8%
Banc of America Funding Trust
3.792% due 08/25/47 ~ § 2,830,251 2,339,045
6.454% due 02/20/36 § 172,065 161,829
Banc of America Mortgage Trust
6.000% due 05/25/37  1,640,199 1,257,001
BCAP LLC Trust
4.475% due 03/26/37 ~ § 86,953 85,740
5.250% due 02/26/36 ~ § 946,401 370,972
Bear Stearns ALT-A Trust
5.434% due 01/25/36 § 560,899 523,928
Bear Stearns ARM Trust
5.358% due 08/25/33 § 366,989 336,051
a
Principal
Amount Value
Bear Stearns Structured Products, Inc.
Trust
4.219% due 12/26/46 § $ 305,486 $ 233,992
5.514% due 01/26/36 § 307,635 229,790
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 3,842,128 3,404,951
CHL Mortgage Pass-Through Trust
5.093% (SOFR + 0.754%)
due 03/25/35 § 327,026 311,042
5.439% due 05/20/34 § 269,817 255,306
6.500% due 10/25/37  722,919 301,833
Citigroup Mortgage Loan Trust, Inc.
5.114% due 08/25/36 § 315,101 282,757
6.223% due 08/25/35 § 46,132 40,898
Countrywide Alternative Loan Trust (IO)
0.547% (4.886% - SOFR)
due 05/25/35 § 580,590 20,624
Credit Suisse First Boston Mortgage
Securities Corp. (Switzerland)
5.575% due 03/25/32 ~ § 65,047 61,540
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 2,829,459 2,854,620
DSLA Mortgage Loan Trust
5.595% due 07/19/44 § 212,268 198,519
Federal Home Loan Mortgage Corp.
REMICS
4.902% (SOFR + 0.304%)
due 10/15/43 § 2,156,195 2,102,606
5.062% (SOFR + 0.464%)
due 12/15/29 § 2,798 2,788
5.319% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 3,401,611 3,340,723
5.869% (SOFR + 1.300%)
due 05/25/54 § 2,842,504 2,815,923
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
13.245% due 09/25/60 ~ § 2,970,200 2,146,070
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
6.025% (US FED + 1.200%)
due 10/25/44 § 399,526 364,117
6.225% (US FED + 1.400%)
due 07/25/44 § 1,872,333 1,797,878
Federal National Mortgage Association
REMICS
2.017% (6.586% - SOFR)
due 10/25/35 § 1,072 85
4.750% (SOFR + 0.174%)
due 07/25/37 § 36,168 35,416
5.063% (SOFR + 0.494%)
due 11/25/42 § 883,827 874,696
5.115% (SOFR + 0.514%)
due 04/18/28 § 2,483 2,481
5.165% (SOFR + 0.564%)
due 10/18/30 § 124 124
Federal National Mortgage Association
REMICS Trust
5.222% due 10/25/42 § 264,308 262,571
FHLMC-GNMA
7.500% due 09/20/26  5,651 5,681
First Franklin Mortgage Loan Trust
4.763% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 11,112,607

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
First Horizon Alternative Mortgage
Securities Trust
5.135% due 03/25/35 § $ 292,324 $ 168,183
6.288% due 06/25/34 § 802,870 788,897
Government National Mortgage Association
REMICS
5.105% (SOFR + 0.500%)
due 01/20/72 § 2,481,839 2,441,360
5.266% (SOFR + 0.614%)
due 04/20/64 § 196,263 195,969
5.316% (SOFR + 0.664%)
due 05/20/65 § 580,761 579,240
5.355% (SOFR + 0.750%)
due 10/20/72 § 2,575,264 2,568,443
5.366% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 3,487,609 3,479,109
5.405% (SOFR + 0.800%)
due 01/20/73 § 4,495,695 4,516,597
5.485% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,863,935 9,904,132
5.505% (SOFR + 0.900%)
due 01/20/73 § 7,488,528 7,550,036
5.516% (SOFR + 0.864%)
due 01/20/66 § 2,769,141 2,767,184
5.575% (SOFR + 0.970%)
due 12/20/73 § 9,207,128 9,325,893
5.625% (SOFR + 1.020%)
due 12/20/72 § 3,145,236 3,194,141
6.522% (SOFR + 1.465%)
due 04/20/67 § 3,306,924 3,345,814
Great Hall Mortgages No. 1 PLC (United
Kingdom)
4.812% (SOFR + 0.392%)
due 06/18/39 ~ § 178,668 178,428
GreenPoint Mortgage Funding Trust
4.993% (SOFR + 0.654%)
due 11/25/45 § 17,052 15,590
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,676,290 4,537,554
HarborView Mortgage Loan Trust
4.613% (SOFR + 0.434%)
due 05/25/38 § 566,683 447,053
Impac CMB Trust
4.993% (SOFR + 0.384%)
due 05/25/35 § 17,573 16,735
IndyMac ARM Trust
6.636% due 01/25/32 § 5,079 4,863
JP Morgan Alternative Loan Trust
4.813% (SOFR + 0.474%)
due 05/25/36 § 1,475,837 1,184,044
6.000% due 12/27/36 ~ 851,177 425,365
JP Morgan Mortgage Trust
4.413% due 12/26/37 ~ § 2,678,410 2,331,804
4.753% (SOFR + 0.414%)
due 10/25/35 § 882,311 624,983
Lehman Mortgage Trust
5.750% due 02/25/37  4,688,089 3,092,425
MASTR Adjustable Rate Mortgages Trust
6.899% due 04/21/34 § 5,635 5,503
MASTR Alternative Loan Trust
4.853% (SOFR + 0.514%)
due 03/25/36 § 688,084 66,572
Merrill Lynch Mortgage Investors Trust
5.184% due 06/25/35 § 11,426 10,930
a
Principal
Amount Value
MetLife Securitization Trust
3.750% due 03/25/57 ~ § $ 3,739,025 $ 3,576,471
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,835,857 4,867,655
3.500% due 12/25/57 ~ § 2,937,929 2,823,866
6.864% due 10/25/63 ~ § 3,294,761 3,332,998
OBX Trust
5.103% (SOFR + 0.764%)
due 06/25/57 ~ § 2,680,090 2,636,935
6.120% due 11/25/62 ~ § 3,634,339 3,646,409
PHH Alternative Mortgage Trust
4.773% (SOFR + 0.434%)
due 02/25/37 § 5,227,636 3,818,658
PRKCM Trust
5.335% due 08/25/57 ~ § 3,463,123 3,451,283
RAAC Trust
5.753% (SOFR + 0.764%)
due 06/25/47 § 1,229,481 1,194,532
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 626,582 212,982
Reperforming Loan Trust REMICS
4.793% (SOFR + 0.454%)
due 06/25/35 ~ § 596,418 570,333
Residential Asset Securitization Trust (IO)
0.497% (4.836% - SOFR)
due 11/25/35 § 1,587,408 76,579
Resloc U.K. PLC (United Kingdom)
3.046% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,357,787 1,375,316
RFMSI Trust
6.092% due 09/25/35 § $ 351,359 229,204
Ripon Mortgages PLC (United Kingdom)
5.427% (SONIA + 0.700%)
due 08/28/56 ~ § GBP 5,637,549 7,063,835
RMAC Securities No. 1 PLC (United
Kingdom)
5.316% (SONIA + 0.589%)
due 06/12/44 ~ § 2,874,236 3,488,124
Securitized Asset-Backed Receivables LLC
Trust
5.113% (SOFR + 0.774%)
due 08/25/35 § $ 3,068,179 2,312,303
Sequoia Mortgage Trust
5.185% (SOFR + 0.814%)
due 07/20/33 § 141,353 138,773
Structured Adjustable Rate Mortgage Loan
Trust
4.078% due 01/25/35 § 20,784 20,597
Structured Asset Mortgage Investments
II Trust
4.873% (SOFR + 0.534%)
due 05/25/36 § 359,747 242,283
4.913% (SOFR + 0.574%)
due 02/25/36 § 503,898 399,956
4.981% (SOFR + 0.614%)
due 07/19/35 § 42,445 40,116
5.013% (SOFR + 0.674%)
due 02/25/36 § 293,913 242,977
Structured Asset Mortgage Investments
Trust
5.141% (SOFR + 0.774%)
due 09/19/32 § 7,016 6,736
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,147,863 1,156,976

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Suntrust Alternative Loan Trust (IO)
0.647% (4.986% - SOFR)
due 12/25/35 § $ 1,640,457 $ 43,714
Towd Point Mortgage Funding - Granite 6
PLC (United Kingdom)
5.719% (SONIA + 1.350%)
due 07/20/53 ~ § GBP 3,903,081 4,904,087
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,537,353 3,320,079
Trinity Square PLC (United Kingdom)
5.710% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 3,137,129 3,942,546
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 14,509,743 11,832,610
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,246,017 3,066,812
5.850% due 12/25/67 ~ § 3,634,287 3,640,186
Wachovia Mortgage Loan Trust LLC
7.015% due 05/20/36 § 8,872 8,508
WaMu Mortgage Pass-Through Certificates
Trust
4.993% (SOFR + 0.654%)
due 12/25/45 § 13,297 13,225
5.033% (SOFR + 0.694%)
due 10/25/45 § 13,384 13,062
5.098% due 01/25/36 § 248,897 239,271
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
0.397% (4.736% - SOFR)
due 11/25/35 § 5,603,832 152,938
0.497% (4.836% - SOFR)
due 11/25/35 § 1,758,037 64,741
5.655% (US FED + 0.830%)
due 11/25/46 § 785,765 647,978
6.000% due 07/25/36  1,027,863 809,103
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.975% due 02/25/33 § 1,464 1,461
181,527,269
Federal Home Loan Mortgage Corp. - 3.8%
3.000% due 04/01/52 - 08/01/52 2,902,217 2,471,605
3.500% due 08/01/27 - 06/01/48 5,301,954 4,768,076
4.000% due 11/01/33 - 10/01/52 4,542,509 4,184,368
4.000% due 09/01/52  23,973,569 21,969,155
4.500% due 06/01/52 - 09/01/52 1,921,654 1,811,094
5.000% due 12/01/52 - 09/01/53 20,979,392 20,344,121
5.500% due 06/01/31 - 10/01/53 6,652,817 6,608,637
6.000% due 05/01/29 - 07/01/54 6,210,689 6,250,418
6.262% (UST + 2.137%)
due 01/01/28 § 801 801
6.500% due 11/01/53 - 01/01/54 1,049,923 1,072,362
6.583% (UST + 2.249%)
due 03/01/32 § 8,789 8,987
6.624% (UST + 2.249%)
due 03/01/32 § 11,903 12,074
7.000% due 10/01/37  8,863 9,198
7.068% (RFUCC + 1.345%)
due 09/01/35 § 52,704 54,075
7.375% (UST + 2.250%)
due 07/01/32 § 1,714 1,744
69,566,715
a
Principal
Amount Value
Federal National Mortgage Association - 4.0%
2.500% due 02/01/35  $ 3,197,495 $ 3,038,478
3.000% due 04/01/27 - 04/01/52 36,227,687 30,878,040
3.500% due 05/01/33 - 05/01/35 4,358,139 4,197,373
4.000% due 04/01/25 - 10/01/52 5,084,101 4,713,912
4.500% due 05/01/25 - 05/01/53 10,767,262 10,156,596
4.547% (US FED + 1.273%)
due 03/01/33 § 57,506 56,948
4.622% (US FED + 1.255%)
due 05/01/36 § 5,761 5,702
4.763% (US FED + 1.255%)
due 05/01/36 § 204,694 201,706
4.781% (US FED + 1.258%)
due 05/01/36 § 4,325 4,251
5.000% due 05/01/25 - 07/01/53 9,021,820 8,760,496
5.500% due 09/01/25 - 07/01/53 2,009,721 2,015,053
5.820% (UST + 1.695%)
due 02/01/33 § 79,402 80,067
5.841% (US FED + 1.733%)
due 09/01/34 § 14,479 14,412
5.960% (RFUCC + 1.335%)
due 12/01/34 § 142,397 142,450
6.000% due 11/01/34 - 03/01/54 5,622,262 5,676,086
6.020% (RFUCC + 1.395%)
due 12/01/34 § 1,330 1,335
6.050% (UST + 1.925%)
due 02/01/33 § 1,626 1,643
6.128% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 270,990 273,122
6.150% (UST + 2.025%)
due 01/01/34 § 2,916 3,003
6.163% (RFUCC + 1.538%)
due 01/01/36 § 4,791 4,775
6.288% (RFUCC + 1.660%)
due 03/01/33 § 1,086 1,097
6.378% (UST + 2.068%)
due 03/01/34 § 1,774 1,802
6.500% due 09/01/28 - 12/01/53 2,641,375 2,701,274
6.663% (RFUCC + 1.413%)
due 07/01/33 § 6,122 6,070
6.748% (RFUCC + 1.373%)
due 09/01/35 § 16,339 16,248
6.830% (RFUCC + 1.455%)
due 04/01/35 § 57,494 57,735
6.919% (RFUCC + 1.174%)
due 08/01/35 § 52,336 52,548
6.930% (UST + 2.055%)
due 04/01/34 § 36,888 37,542
7.019% (UST + 2.360%)
due 11/01/34 § 496,997 517,188
7.069% (RFUCC + 1.256%)
due 07/01/35 § 107,395 107,969
7.129% (RFUCC + 1.550%)
due 09/01/33 § 6,976 7,025
7.355% (RFUCC + 1.605%)
due 08/01/36 § 15,677 15,725
7.375% (RFUCC + 2.250%)
due 06/01/34 § 1,510 1,511
7.465% (RFUCC + 1.840%)
due 09/01/35 § 12,961 13,113
7.500% due 01/01/33  4,141 4,256
8.000% due 05/01/30  116 120
73,766,671

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Government National Mortgage Association - 0.5%
due 01/20/55 # $ 4,900,000 $ 3,919,617
3.750% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 43,487 43,686
4.000% due 03/15/44 - 09/15/49 693,469 644,715
4.000% (UST + 1.500%)
due 12/20/26 § 619 614
4.625% (UST + 1.500%)
due 01/20/25 - 03/20/33 § 108,162 108,588
4.875% (UST + 1.500%)
due 06/20/25 - 06/20/32 § 48,089 48,012
5.000% (UST + 1.500%)
due 06/20/25 - 09/20/30 § 5,249 5,258
5.000% due 05/15/33 - 07/20/49 3,836,736 3,821,358
5.125% (UST + 2.000%)
due 03/20/29 § 13,396 13,519
6.000% due 06/15/38 - 09/15/38 1,990 2,039
7.500% due 07/15/31 - 12/15/31 8,211 8,593
8.000% due 12/15/29 - 08/15/32 88,546 89,995
8.500% due 09/15/29 - 12/15/30 72,614 72,797
8,778,791
Uniform Mortgage-Backed Securities - 43.4%
due 01/01/55 # 49,300,000 48,654,405
due 01/01/55 # 25,200,000 24,323,817
due 02/01/55 # 8,900,000 9,076,957
due 02/01/55 # 65,900,000 66,152,274
due 02/01/55 # 190,000,000 187,363,469
due 02/01/55 # 120,000,000 115,762,077
due 02/01/55 # 25,000,000 22,859,459
due 02/01/55 # 31,800,000 28,124,454
due 02/01/55 # 191,900,000 163,025,049
due 03/01/55 # 107,900,000 101,426,386
due 03/01/55 # 16,000,000 14,630,053
2.500% due 02/01/55  4,100,000 3,340,539
4.500% due 02/01/55 15,700,000 14,737,090
799,476,029
Total Mortgage-Backed Securities
    (Cost $1,310,432,309) 1,278,170,656
ASSET-BACKED SECURITIES - 11.3%
Automobile Sequential - 1.0%
Ally Auto Receivables Trust
5.760% due 11/15/26  944,063 945,396
CarMax Auto Owner Trust
5.720% due 11/16/26  1,124,927 1,127,698
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 5,400,000 5,460,640
Drive Auto Receivables Trust
5.830% due 12/15/26  1,053,725 1,054,887
Enterprise Fleet Financing LLC
5.613% due 05/20/25 ~ 759,350 760,179
FHF Issuer Trust
5.690% due 02/15/30 ~ 3,023,518 3,053,558
Santander Drive Auto Receivables Trust
5.710% due 02/16/27  1,153,857 1,156,016
6.310% due 07/15/27  910,429 912,220
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 2,011,239 2,015,725
a
Principal
Amount Value
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ $ 2,400,000 $ 2,423,179
18,909,498
Home Equity Other - 4.8%
ABFC Trust
5.278% (SOFR + 0.939%)
due 07/25/35 § 3,356,362 3,162,396
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
5.213% (SOFR + 0.874%)
due 02/25/36 § 1,422,693 1,120,099
Asset-Backed Securities Corp. Home Equity
Loan Trust
5.473% (SOFR + 1.134%)
due 07/25/35 § 1,332,811 1,282,497
Citigroup Mortgage Loan Trust, Inc.
4.753% (SOFR + 0.414%)
due 12/25/36 § 8,253,021 2,992,665
4.773% (SOFR + 0.434%)
due 12/25/36 ~ § 1,700,467 923,319
Countrywide Asset-Backed Certificates
5.353% (SOFR + 1.014%)
due 03/25/47 ~ § 1,188,612 906,602
Countrywide Asset-Backed Certificates
Trust
4.683% (SOFR + 0.344%)
due 10/25/47 § 95,808 94,770
4.733% (SOFR + 0.394%)
due 06/25/47 § 4,050,935 3,647,405
4.733% (SOFR + 0.394%)
due 03/25/37 § 1,073,342 1,040,657
FBR Securitization Trust
5.218% (SOFR + 0.879%)
due 09/25/35 § 22,121,301 21,519,438
GSAA Home Equity Trust
4.793% (SOFR + 0.454%)
due 09/25/36 § 8,178,843 1,863,470
Home Equity Asset Trust
5.233% (SOFR + 0.894%)
due 10/25/34 § 811,229 802,718
Home Equity Mortgage Loan Asset-Backed
Trust
4.773% (SOFR + 0.434%)
due 04/25/37 § 3,010,672 2,609,918
HSI Asset Securitization Corp. Trust
4.948% (SOFR + 0.609%)
due 02/25/36 § 360,095 340,764
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 256 253
IXIS Real Estate Capital Trust
4.653% (SOFR + 0.314%)
due 01/25/37 § 10,204,452 3,506,420
JP Morgan Mortgage Acquisition Trust
4.201% (SOFR + 0.549%)
due 05/25/36 § 7,909,220 7,467,419
Lehman ABS Mortgage Loan Trust
4.543% (SOFR + 0.204%)
due 06/25/37 ~ § 741,347 488,471
MASTR Asset-Backed Securities Trust
4.953% (SOFR + 0.614%)
due 04/25/36 § 6,862,562 1,442,522

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Merrill Lynch Mortgage Investors Trust
5.203% (SOFR + 0.864%)
due 09/25/35 § $ 845,004 $ 823,162
Morgan Stanley ABS Capital I, Inc. Trust
4.513% (SOFR + 0.174%)
due 05/25/37 § 126,261 111,649
4.633% (SOFR + 0.294%)
due 05/25/37 § 5,521,779 4,882,679
4.633% (SOFR + 0.294%)
due 03/25/37 § 2,190,739 925,312
4.673% (SOFR + 0.334%)
due 11/25/36 § 5,015,326 2,347,796
4.703% (SOFR + 0.364%)
due 03/25/37 § 3,668,214 1,549,458
Morgan Stanley Capital I, Inc. Trust
4.813% (SOFR + 0.474%)
due 03/25/36 § 1,318,104 1,081,816
Option One Mortgage Loan Trust
4.733% (SOFR + 0.394%)
due 02/25/37 § 3,848,228 2,394,342
4.893% (SOFR + 0.554%)
due 02/25/37 § 10,860,920 5,080,167
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
5.278% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,355,501
Renaissance Home Equity Loan Trust
3.664% (SOFR + 0.994%)
due 08/25/33 § 119,008 109,013
Saxon Asset Securities Trust
5.113% (SOFR + 0.774%)
due 10/25/35 § 1,706,807 1,631,576
Soundview Home Loan Trust
4.673% (SOFR + 0.334%)
due 02/25/37 § 1,332,622 361,786
Structured Asset Investment Loan Trust
5.073% (SOFR + 0.734%)
due 01/25/36 § 3,814,387 3,533,027
Structured Asset Securities Corp. Mortgage
Loan Trust
4.723% (SOFR + 0.384%)
due 03/25/36 § 1,145,101 1,065,938
Terwin Mortgage Trust
4.873% (SOFR + 0.534%)
due 04/25/37 ~ § 108,960 105,706
87,570,731
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
4.793% (SOFR + 0.454%)
due 12/25/36 § 115,739 112,191
Other Asset-Backed Securities - 5.5%
ACAS CLO Ltd. (Cayman)
5.784% (SOFR + 1.152%)
due 10/18/28 ~ § 601,549 602,040
Allegro CLO XI Ltd. (Cayman)
5.867% (SOFR + 1.250%)
due 01/19/33 ~ § 4,400,000 4,403,071
Anchorage Capital CLO 6 Ltd. (Cayman)
6.072% (SOFR + 1.440%)
due 04/22/34 ~ § 5,700,000 5,712,999
a
Principal
Amount Value
Avoca CLO XVII DAC (Netherlands)
3.999% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 5,944,198 $ 6,146,985
Bain Capital Credit CLO Ltd. (Cayman)
5.485% (SOFR + 1.090%)
due 10/21/34 ~ § $ 2,000,000 2,000,000
5.759% (SOFR + 1.200%)
due 10/20/34 ~ § 5,900,000 5,912,517
BlueMountain CLO Ltd. (Cayman)
5.723% (SOFR + 1.200%)
due 11/15/30 ~ § 807,935 809,722
BlueMountain Fuji EUR CLO V DAC
(Ireland)
4.094% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,298,722 4,451,508
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.534% (SOFR + 1.090%)
due 07/20/34 ~ § $ 6,000,000 6,000,774
Carlyle U.S. CLO Ltd. (Cayman)
5.806% (SOFR + 1.150%)
due 10/15/31 ~ § 2,617,608 2,622,378
CarVal CLO I Ltd. (Cayman)
5.877% (SOFR + 1.230%)
due 07/16/31 ~ § 4,303,572 4,313,549
Catamaran CLO Ltd. (Cayman)
5.993% (SOFR + 1.362%)
due 04/22/30 ~ § 2,301,366 2,306,009
CIFC Funding Ltd. (Cayman)
5.829% (SOFR + 1.212%)
due 04/20/30 ~ § 409,810 410,532
CVC Cordatus Loan Fund XI DAC (Ireland)
3.834% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 5,051,471 5,228,234
DLLAD LLC
5.190% due 04/20/26 ~ $ 726,957 727,628
Dryden 52 Euro CLO DAC (Ireland)
3.883% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 4,857,295 5,031,599
Dryden 54 Senior Loan Fund (Cayman)
5.767% (SOFR + 1.150%)
due 10/19/29 ~ § $ 3,840,309 3,847,990
Hayfin Emerald CLO X DAC (Ireland)
4.558% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 3,734,407
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ $ 1,588,526 1,593,731
LCM XXIV Ltd. (Cayman)
5.859% (SOFR + 1.242%)
due 03/20/30 ~ § 142,783 143,018
LCM XXV Ltd. (Cayman)
5.717% (SOFR + 1.100%)
due 07/20/30 ~ § 1,160,260 1,160,654
Madison Park Funding XXIX Ltd. (Cayman)
5.812% (SOFR + 1.180%)
due 10/18/30 ~ § 4,247,299 4,254,322
Magnetite XXV Ltd. (Cayman)
6.087% (SOFR + 1.462%)
due 01/25/32 ~ § 2,435,643 2,440,934
Marathon CLO XIII Ltd. (Cayman)
5.856% (SOFR + 1.200%)
due 04/15/32 ~ § 4,591,062 4,598,766
Nelnet Student Loan Trust
6.640% due 02/20/41 ~ 1,492,937 1,514,797

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.805% (SOFR + 2.200%)
due 02/20/41 ~ § $ 1,492,937 $ 1,540,996
OZLM XVII Ltd. (Cayman)
5.767% (SOFR + 1.150%)
due 07/20/30 ~ § 974,893 976,213
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 2,486,229 2,502,434
8.050% due 03/15/30 ~ § 264,301 265,967
8.954% due 07/15/30 ~ § 685,667 690,662
Regatta XIX Funding Ltd. (Cayman)
5.937% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,803,254
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,892,437 2,913,548
Sound Point CLO XVI Ltd. (Cayman)
5.867% (SOFR + 1.242%)
due 07/25/30 ~ § 1,078,878 1,079,814
Sound Point CLO XVII Ltd. (Cayman)
5.859% (SOFR + 1.242%)
due 10/20/30 ~ § 1,707,358 1,710,180
THL Credit Wind River CLO Ltd. (Cayman)
5.894% (SOFR + 1.262%)
due 10/18/30 ~ § 830,554 831,723
Tikehau CLO DAC (Ireland)
3.932% (EURIBOR + 0.870%)
due 08/04/34 ~ § EUR 2,510,200 2,599,741
Venture XXIX CLO Ltd. (Cayman)
5.775% (SOFR + 1.252%)
due 09/07/30 ~ § $ 132,094 132,382
Voya CLO Ltd. (Cayman)
5.817% (SOFR + 1.200%)
due 07/20/32 ~ § 2,900,000 2,903,020
5.859% (SOFR + 1.212%)
due 04/17/30 ~ § 1,553,951 1,556,517
101,474,615
Total Asset-Backed Securities
    (Cost $223,195,371) 208,067,035
U.S. GOVERNMENT AGENCY ISSUES - 1.9%
Federal Home Loan Mortgage Corp.
0.680% due 08/06/25  35,600,000 34,832,485
Total U.S. Government Agency Issues
    (Cost $35,600,000) 34,832,485
U.S. TREASURY OBLIGATIONS - 18.6%
U.S. Treasury Bonds - 12.5%
1.375% due 11/15/40  25,850,000 16,010,601
1.875% due 02/15/41 ‡ 4,700,000 3,150,509
2.250% due 08/15/49 ‡ 3,900,000 2,415,774
2.375% due 11/15/49 ‡ 1,300,000 826,367
2.500% due 02/15/45 ‡ 1,300,000 902,376
2.750% due 08/15/42  26,200,000 19,693,869
2.875% due 05/15/43 ‡ 5,500,000 4,167,503
2.875% due 08/15/45 ‡ 9,200,000 6,789,036
3.000% due 02/15/49 ‡ 1,200,000 873,425
3.125% due 08/15/44  35,400,000 27,492,973
3.250% due 05/15/42  66,800,000 54,312,219
3.375% due 11/15/48 ‡ 1,800,000 1,406,481
3.625% due 02/15/44  13,500,000 11,395,053
a
Principal
Amount Value
3.750% due 11/15/43  $ 20,900,000 $ 18,002,647
3.875% due 02/15/43  7,300,000 6,443,843
3.875% due 05/15/43 ‡ 6,500,000 5,722,835
4.250% due 05/15/39 ‡ 4,900,000 4,650,060
4.375% due 11/15/39  20,700,000 19,848,826
4.500% due 08/15/39  7,700,000 7,498,546
4.500% due 11/15/54  12,100,000 11,538,502
4.625% due 02/15/40  5,500,000 5,416,629
4.625% due 05/15/44  900,000 872,713
229,430,787
U.S. Treasury Inflation Protected Securities - 4.4%
0.125% due 04/15/25 ^ ‡ 1,344,233 1,335,953
0.125% due 07/15/31 ^ 13,426,008 11,823,151
0.125% due 01/15/32 ^ ‡ 5,010,324 4,344,986
0.125% due 02/15/51 ^ 10,184,244 5,611,616
0.125% due 02/15/52 ^ 2,154,429 1,170,384
0.250% due 02/15/50 ^ 3,314,979 1,935,425
0.625% due 07/15/32 ^ ‡ 11,515,840 10,296,657
0.750% due 02/15/45 ^ 7,506,520 5,444,313
0.875% due 02/15/47 ^ 4,445,942 3,219,395
1.000% due 02/15/46 ^ 3,064,014 2,309,955
1.000% due 02/15/48 ^ 12,928,404 9,526,779
1.000% due 02/15/49 ^ 1,756,160 1,281,030
1.250% due 04/15/28 ^ ‡ 7,892,625 7,691,648
1.500% due 02/15/53 ^ 11,574,601 9,279,311
1.750% due 01/15/34 ^ ‡ 821,504 787,820
1.875% due 07/15/34 ^ 603,576 584,962
2.125% due 02/15/54 ^ 5,759,656 5,336,118
81,979,503
U.S. Treasury Notes - 1.4%
2.250% due 08/15/27 ‡ 20,000 19,014
3.875% due 08/15/34  26,700,000 25,233,000
25,252,014
U.S. Treasury Strip Coupons - 0.3%
due 02/15/42  12,200,000 5,133,077
Total U.S. Treasury Obligations
    (Cost $407,278,809) 341,795,381
FOREIGN GOVERNMENT BONDS & NOTES - 4.4%
Brazil Government (Brazil)
6.125% due 03/15/34  4,400,000 4,114,343
Brazil Letras do Tesouro Nacional (Brazil)
10.656% due 04/01/25  BRL 19,800,000 3,107,575
Chile Government (Chile)
3.500% due 01/31/34  $ 7,000,000 6,042,262
European Union (Multi-National)
2.875% due 10/05/29 ~ EUR 8,000,000 8,426,718
Hydro-Quebec (Canada)
8.625% due 06/15/29  $ 1,000,000 1,129,737
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~ EUR 6,050,160 6,332,729
Korea Development Bank (South Korea)
5.341% (SOFR + 0.700%)
due 10/23/26 § $ 900,000 904,644
Mexico Government (Mexico)
6.000% due 05/07/36  900,000 849,179
Mexico Udibonos (Mexico)
4.000% due 08/24/34 ^ MXN 34,204,343 1,462,168

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $873,546 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2024, investments with a total aggregate value of $1,982,616 or 0.1% of the Fund’s net assets were in default.
(d) As of December 31, 2024, investments with a total aggregate value of
$39,411,756 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-
buyback financing transactions).
(e) As of December 31, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $6,862,056 at a weighted average interest rate of 5.2%. As of December 31, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $99,456,555 at a weighted average interest rate of 5.1%.
(f) As of December 31, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
Peruvian Government (Peru)
6.150% due 08/12/32 ~ PEN 13,100,000 $ 3,459,547
6.950% due 08/12/31 ~ 4,800,000 1,345,802
Province of Ontario (Canada)
3.650% due 06/02/33  CAD 3,800,000 2,639,208
Province of Quebec (Canada)
3.600% due 09/01/33  5,000,000 3,448,885
Republic of Poland Government (Poland)
5.125% due 09/18/34  $ 2,300,000 2,230,690
Republic of South Africa Government
(South Africa)
8.500% due 01/31/37  ZAR 55,000,000 2,475,578
8.875% due 02/28/35  120,800,000 5,831,917
Romania Government (Romania)
3.000% due 02/27/27 ~ $ 6,500,000 6,130,296
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~ 4,400,000 4,324,782
4.875% due 07/18/33 ~ 5,000,000 4,847,080
State of Israel (Israel)
3.800% due 05/13/60 ~ 9,000,000 5,843,565
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~ GBP 6,470,000 7,172,333
Total Foreign Government Bonds & Notes
    (Cost $89,700,835) 82,119,038
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Citigroup Global Markets, Inc.
4.580% due 01/02/25
(Dated 12/31/24, repurchase price
of $6,901,756; collateralized by U.S.
Treasury Obligations: 3.130% due
08/31/27 and value $7,034,056) $ 6,900,000 6,900,000
a
U.S. Treasury Bills - 0.0%
4.220% due 03/06/25 ‡ 213,000 211,442
Total Short-Term Investments
(Cost $7,111,370) 7,111,442
TOTAL INVESTMENTS - 147.5%
(Cost $2,854,780,621) 2,716,049,098
DERIVATIVES - 0.7% 12,252,294
OTHER ASSETS & LIABILITIES, NET - (48.2%) (886,686,533)
NET ASSETS - 100.0% $ 1,841,614,859
Mortgage-Backed Securities 69 .4%
Corporate Bonds & Notes 41 .4%
U.S. Treasury Obligations 18 .6%
Asset-Backed Securities 11 .3%
Foreign Government Bonds & Notes 4 .4%
Others (each less than 3.0%) 2 .4%
147 .5%
Derivatives 0 .7%
Other Assets and Liabilities, Net ( 48 .2% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/25 55 $ 11,319,759 $ 11,308,516 ( $ 11,243 )
CBOT 5 Year U.S. Treasury Notes 03/25 1,701 181,653,787 180,824,274 (829,513)
CBOT 10 Year U.S. Treasury Notes 03/25 1,460 160,285,262 158,775,000 (1,510,262)
Montreal Exchange 10 Year Canadian Bond 03/25 283 23,746,971 24,139,017 392,046
( $ 1,958,972 )

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(g) As of December 31, 2024, forward foreign currency contracts outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT U.S. Treasury Bond 03/25 18 $ 2,096,411 $ 2,049,187 $ 47,224
CBOT Ultra 10 Year U.S. Treasury Notes 03/25 1,379 155,714,902 153,499,938 2,214,964
Eurex 5 Year Euro BOBL 03/25 11 1,352,322 1,342,938 9,384
Eurex 10 Year Euro BUND 03/25 248 34,860,087 34,279,499 580,588
$ 2,852,160
Total Futures Contracts $ 893,188
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 17,107,845 USD 2,762,761 01/25 BNP $ 6,462 $ –
BRL 17,121,621 USD 2,811,432 01/25 JPM – (39,979)
BRL 49,505,271 USD 8,564,926 02/25 CIT – (599,271)
CAD 14,703,000 USD 10,485,182 01/25 BRC – (251,870)
CAD 3,203,000 USD 2,244,752 01/25 HSB – (15,459)
CNH 39,379,880 USD 5,436,451 01/25 BNP – (69,556)
CNH 226,096 USD 31,052 01/25 BOA – (239)
CNH 7,751,825 USD 1,085,714 01/25 CIT – (29,238)
CNH 498,478 USD 68,486 01/25 HSB – (551)
CNH 1,468,287 USD 202,666 02/25 BNP – (2,433)
CNH 3,363,461 USD 471,172 02/25 BRC – (12,432)
CNH 3,122,067 USD 429,421 05/25 BNP – (1,969)
CNH 3,250,784 USD 447,783 05/25 HSB – (2,708)
CNH 988,112 USD 137,070 05/25 SCB – (1,784)
IDR 38,426,450,480 USD 2,420,068 01/25 BNP – (48,211)
IDR 2,249,050,707 USD 140,746 01/25 BOA – (1,924)
IDR 1,241,915,083 USD 77,240 01/25 BRC – (514)
IDR 7,809,822,084 USD 490,128 01/25 CIT – (7,392)
IDR 21,589,253,914 USD 1,354,956 01/25 GSC – (22,108)
IDR 782,283,792 USD 49,256 01/25 JPM – (970)
IDR 54,797,097,375 USD 3,462,235 01/25 SCB – (78,026)
INR 114,815,077 USD 1,357,650 01/25 BNP – (18,695)
INR 596,131,763 USD 7,047,089 01/25 CIT – (95,098)
INR 65,326,604 USD 772,162 01/25 HSB – (10,334)
INR 95,322,982 USD 1,125,827 01/25 JPM – (14,186)
INR 191,065,251 USD 2,259,113 01/25 SCB – (30,941)
INR 57,193,050 USD 663,591 03/25 BNP – (600)
INR 557,478,132 USD 6,508,763 03/25 CIT – (46,384)
INR 24,067,851 USD 279,485 03/25 HSB – (487)
JPY 39,530,973 USD 259,262 01/25 BOA – (7,785)
JPY 32,561,120 USD 217,430 01/25 JPM – (10,292)
JPY 62,425,580 USD 414,923 01/25 TDB – (17,801)
KRW 497,960,396 USD 335,537 01/25 BNP 1,955 –
KRW 243,590,228 USD 172,916 01/25 BOA – (7,913)
KRW 389,893,891 USD 265,722 01/25 CIT – (1,472)
KRW 925,214,550 USD 654,440 01/25 DUB – (27,718)
KRW 99,130,043 USD 67,542 01/25 SCB – (357)
MXN 53,085,123 USD 2,623,885 02/25 DUB – (95,761)
MXN 24,063,447 USD 1,181,904 02/25 GSC – (35,539)
MXN 19,530,000 USD 951,764 03/25 BNP – (26,818)
NZD 1,734,042 USD 1,025,470 01/25 HSB – (55,229)
PLN 4,860,070 USD 1,195,175 01/25 DUB – (19,597)
PLN 6,225,193 USD 1,526,080 01/25 HSB – (19,911)
PLN 6,722,592 USD 1,654,914 01/25 JPM – (28,400)
PLN 14,378,591 USD 3,547,851 01/25 SGN – (68,988)
SGD 1,337,000 USD 998,566 01/25 GSC – (19,041)
THB 278,857 USD 8,305 02/25 DUB – (102)
TRY 233,312,707 USD 6,234,094 01/25 BRC 257,589 –
TRY 19,632,688 USD 544,853 01/25 JPM 3,744 –
TRY 35,639,747 USD 953,304 02/25 BNP 6,647 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
TRY 332,855,349 USD 8,793,567 02/25 BRC $ 175,310 $ –
TRY 23,617,870 USD 623,986 02/25 MSC 12,158 –
TRY 83,981,689 USD 2,198,267 03/25 BRC 26,846 –
TRY 2,397,404 USD 50,372 03/25 DUB 13,000 –
TRY 2,118,113 USD 43,713 03/25 JPM 12,328 –
TRY 47,941,103 USD 1,077,658 05/25 JPM 127,042 –
TWD 25,112,235 USD 774,161 01/25 BNP – (10,738)
TWD 39,239,353 USD 1,206,062 01/25 HSB – (13,168)
TWD 20,766,427 USD 636,714 01/25 SCB – (5,405)
USD 6,642,193 AUD 10,242,000 01/25 BNP 302,817 –
USD 3,043,315 BRL 17,107,845 01/25 BNP 274,092 –
USD 2,764,986 BRL 17,121,621 01/25 JPM – (6,467)
USD 2,811,432 BRL 17,212,993 02/25 JPM 41,772 –
USD 3,462,043 BRL 19,300,000 04/25 GSC 383,993 –
USD 88,955 BRL 500,000 04/25 JPM 9,213 –
USD 2,655,388 CAD 3,830,000 01/25 BNP – (10,298)
USD 5,772,546 CAD 8,216,000 01/25 BOA 54,197 –
USD 19,000,443 CAD 26,753,451 01/25 BRC 379,998 –
USD 7,894,375 CHF 6,927,291 01/25 HSB 253,679 –
USD 12,396 CHF 10,905 01/25 SCB 368 –
USD 7,332,324 CNH 53,049,509 01/25 BNP 102,361 –
USD 2,761 CNH 20,000 01/25 BRC 36 –
USD 382,009 CNH 2,787,902 01/25 HSB 2,059 –
USD 619,886 CNH 4,483,950 01/25 JPM 8,790 –
USD 307,919 CNH 2,224,776 01/25 SCB 4,715 –
USD 471,172 CNH 3,365,224 02/25 BOA 12,192 –
USD 2,613 CNH 19,000 02/25 HSB 22 –
USD 71,410,112 EUR 67,775,000 01/25 HSB 1,171,712 –
USD 30,817,187 GBP 24,480,000 01/25 BRC 173,870 –
USD 166,228 ILS 597,000 03/25 BNP 1,700 –
USD 649,631 ILS 2,313,474 03/25 BRC 12,057 –
USD 207,084 ILS 736,642 03/25 HSB 4,072 –
USD 663,591 INR 56,898,947 01/25 BNP 45 –
USD 659,825 INR 56,586,592 01/25 CIT – (79)
USD 5,848,938 INR 498,402,614 01/25 CIT 36,648 –
USD 279,485 INR 23,943,480 01/25 HSB 260 –
USD 3,227,518 KRW 4,532,016,225 01/25 CIT 157,618 –
USD 4,969,671 KRW 6,967,474,772 01/25 DUB 249,196 –
USD 3,565,152 KRW 4,981,194,723 01/25 HSB 190,987 –
USD 335,537 KRW 496,675,289 03/25 BNP – (1,592)
USD 265,722 KRW 388,933,306 03/25 CIT 1,725 –
USD 67,542 KRW 98,880,137 03/25 SCB 425 –
USD 315,059 MXN 6,467,000 03/25 BOA 8,781 –
USD 288,898 MXN 5,918,000 03/25 BRC 8,574 –
USD 434,889 MXN 8,900,000 03/25 CIT 13,383 –
USD 258,820 PEN 967,624 01/25 CIT 1,419 –
USD 4,695,932 PEN 17,505,357 01/25 SCB 40,579 –
USD 140,422 SEK 1,535,000 01/25 BOA 1,595 –
USD 2,836,824 SGD 3,810,198 01/25 BNP 45,361 –
USD 2,499,418 SGD 3,366,781 01/25 BOA 32,815 –
USD 46,866 SGD 62,688 01/25 HSB 939 –
USD 138,893 SGD 186,396 01/25 JPM 2,333 –
USD 1,729,837 SGD 2,326,133 01/25 SCB 25,644 –
USD 544,853 TRY 19,448,528 01/25 JPM – (3,454)
USD 1,676,682 TWD 53,237,189 01/25 BNP 58,248 –
USD 6,414,930 TWD 204,001,816 01/25 CIT 213,183 –
USD 2,132,576 TWD 68,651,151 01/25 GSC 45,550 –
USD 1,415,445 TWD 45,845,615 01/25 JPM 21,718 –
USD 841,418 TWD 26,951,881 01/25 SCB 22,069 –
USD 774,161 TWD 24,966,692 04/25 BNP 11,404 –
USD 1,206,062 TWD 39,015,638 04/25 HSB 14,095 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(h) As of December 31, 2024, purchased options outstanding were as follows:
(i) As of December 31, 2024, premiums received, and value of written options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 636,714 TWD 20,664,553 04/25 SCB $ 5,391 $ –
USD 521,088 ZAR 9,217,627 01/25 BNP 33,278 –
Total Forward Foreign Currency Contracts $ 5,080,059 ( $ 1,897,284 )
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - CNH versus USD $ 7.38 02/14/25 HSB $ 300,000 $ 29,400 $ 101,463
Call - CNH versus USD 7.45 02/14/25 CIT 300,000 28,500 53,759
$ 57,900 $ 155,222
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.050% 02/19/25 CIT EUR 24,300,000 $ 22,934 $ 15,548
Call - 5 Year Interest Rate
Swap Pay SONIA 2.930% 03/06/25 CIT GBP 13,575,000 90,317 1,884
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/06/25 GSC 38,300,000 – 1,127
Call - 5 Year Interest Rate
Swap Pay SONIA 2.960% 03/10/25 CIT 13,500,000 85,554 2,412
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/10/25 GSC 58,500,000 – 2,029
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/11/25 GSC 38,900,000 – 1,456
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/12/25 GSC 58,200,000 – 2,339
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/13/25 GSC 58,200,000 – 2,499
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/18/25 GSC 58,100,000 – 3,055
Call - 5 Year Interest Rate
Swap Pay SONIA 2.940% 03/24/25 CIT 12,100,000 78,519 3,460
Call - 1 Year Interest Rate
Swap Pay SOFR 3.460% 06/16/25 MSC $ 28,100,000 30,910 25,849
Call - 1 Year Interest Rate
Swap Pay SOFR 3.570% 06/20/25 MSC 57,000,000 65,550 66,160
Call - 1 Year Interest Rate
Swap Pay SOFR 3.600% 06/26/25 MSC 51,100,000 56,210 65,147
$ 429,994 $ 192,965
Total Purchased Options $ 487,894 $ 348,187
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.533% 01/02/25 JPM $ 1,500,000 $ 4,762 $ –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.490% 01/06/25 BNP 1,400,000 3,675 –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.496% 01/06/25 GSC 1,400,000 4,060 –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.500% 01/06/25 GSC 1,500,000 4,024 –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.500% 01/06/25 JPM 800,000 2,100 –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.721% 01/13/25 GSC 1,300,000 3,575 (258)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.700% 01/16/25 BOA $ 700,000 $ 1,960 ( $ 266 )
Call - 10 Year Interest Rate
Swap Receive SOFR 3.875% 01/21/25 GSC 2,700,000 8,303 (5,572)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.900% 01/23/25 GSC 1,400,000 4,550 (4,035)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.908% 01/24/25 GSC 1,300,000 4,322 (4,215)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.886% 01/27/25 GSC 1,400,000 4,532 (4,236)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.050% 02/19/25 CIT EUR 2,700,000 20,256 (3,793)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 1.958% 03/06/25 CIT 15,300,000 90,078 (27,527)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.243% 03/06/25 GSC GBP 4,200,000 – (2,176)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.008% 03/10/25 CIT EUR 15,300,000 85,790 (37,268)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.255% 03/10/25 GSC GBP 6,400,000 – (3,904)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/11/25 GSC 4,300,000 – (2,708)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.245% 03/12/25 GSC 6,400,000 – (4,157)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/13/25 GSC 6,400,000 – (4,460)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/18/25 GSC 6,400,000 – (5,134)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 1.948% 03/24/25 CIT EUR 13,800,000 78,208 (31,922)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.490% 06/16/25 MSC $ 3,300,000 31,034 (21,647)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.580% 06/20/25 MSC 6,700,000 64,719 (55,438)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.670% 06/26/25 MSC 6,000,000 56,170 (62,390)
$ 472,118 ( $ 281,106 )
Put - 10 Year Interest Rate
Swap Pay SOFR 3.933% 01/02/25 JPM 1,500,000 4,762 (17,207)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.840% 01/06/25 BNP 1,400,000 3,675 (26,704)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.850% 01/06/25 JPM 800,000 2,100 (14,615)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.896% 01/06/25 GSC 1,400,000 4,060 (20,462)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.900% 01/06/25 GSC 1,500,000 4,024 (21,455)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.071% 01/13/25 GSC 1,300,000 3,575 (7,343)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.100% 01/16/25 BOA 700,000 1,960 (3,914)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.275% 01/21/25 GSC 2,700,000 8,303 (5,439)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.300% 01/23/25 GSC 1,400,000 4,550 (2,850)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.308% 01/24/25 GSC 1,300,000 4,323 (2,727)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.286% 01/27/25 GSC 1,400,000 4,532 (3,612)
$ 45,864 ( $ 126,328 )
Total Interest Rate Swaptions $ 517,982 ( $ 407,434 )
- – - – - –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(j) As of December 31, 2024, swap agreements outstanding were as follows:
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 10 Year Euro BUND Futures EUR 138.50 01/10/25 EUX 7 EUR 969,500 $ 3,381 ( $ 72 )
Call - Eurex 5 Year Euro BOBL Futures 119.25 01/24/25 EUX 10 1,192,500 1,626 (673)
Call - Eurex 10 Year Euro BUND Futures 136.50 01/24/25 EUX 7 955,500 2,645 (653)
$ 7,652 ( $ 1,398 )
Put - Eurex 10 Year Euro BUND Futures 135.50 01/10/25 EUX 7 948,500 3,455 (15,299)
Put - Eurex 5 Year Euro BOBL Futures 117.50 01/24/25 EUX 10 1,175,000 1,731 (2,849)
Put - Eurex 10 Year Euro BUND Futures 133.50 01/24/25 EUX 7 934,500 3,490 (6,091)
$ 8,676 ( $ 24,239 )
Total Options on Futures $ 16,328 ( $ 25,637 )
- – - – - –
Total Written Options $ 534,310 ( $ 433,071 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
12/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Schlumberger Oilfield U.K. Ltd. Q 1.000% 06/20/25 CIT 0.217% $ 4,000,000 $ 15,963 $ 14,359 $ 1,604
South Africa Government Q 1.000% 12/20/26 MSC 0.805% 4,800,000 19,350 (86,357) 105,707
Colombia Government Q 1.000% 06/20/27 GSC 1.199% 4,600,000 (19,803) (90,707) 70,904
Colombia Government Q 1.000% 06/20/27 MSC 1.199% 1,600,000 (6,888) (43,411) 36,523
Colombia Government Q 1.000% 12/20/27 GSC 1.346% 2,100,000 (19,405) (110,462) 91,057
Colombia Government Q 1.000% 12/20/27 MSC 1.346% 1,900,000 (17,557) (99,942) 82,385
( $ 28,340 ) ( $ 416,520 ) $ 388,180
Exchange
Rolls-Royce PLC Q 1.000% 06/20/25 ICE 0.152% EUR 4,300,000 19,255 10,031 9,224
Boeing Co. Q 1.000% 06/20/25 ICE 0.335% $ 6,900,000 23,715 18,710 5,005
Barclays Bank PLC Q 1.000% 12/20/25 ICE 0.322% EUR 3,500,000 25,000 19,523 5,477
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.354% $ 7,300,000 91,934 48,369 43,565
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.499% 6,000,000 98,936 41,449 57,487
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.317% 2,400,000 368,511 333,929 34,582
Boeing Co. Q 1.000% 12/20/29 ICE 1.093% 11,900,000 (44,787) (211,468) 166,681
$ 582,564 $ 260,543 $ 322,021
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 554,224 ( $ 155,977 ) $ 710,201
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM EUR 4,200,000 $ 834,325 $ 862,587 ( $ 28,262 )
a
Exchange
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 52,200,000 $ 1,182,541 $ 1,115,235 $ 67,306
a
Total Credit Default Swaps $ 2,571,090 $ 1,821,845 $ 749,245
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 311,491 ) $ – ( $ 311,491 )
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (851,608) – (851,608)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (743,833) (1,324,683) 580,850
2.780% 6 Month EURIBOR A/S LCH 05/02/29 2,100,000 80,094 (2,664) 82,758
4.000% 1 Day GBP SONIA A/A LCH 09/18/29 GBP 10,400,000 (67,502) 171,981 (239,483)
2.500% 6 Month EURIBOR A/S LCH 03/19/30 EUR 16,400,000 228,678 132,668 96,010
2.547% 6 Month EURIBOR A/S LCH 03/09/33 200,000 5,479 (2,201) 7,680
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 126,553 (44,624) 171,177
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 67,053 (36,522) 103,575
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 93,643 49,092 44,551
2.380% 6 Month EURIBOR A/S LCH 12/31/34 EUR 900,000 1,840 (2,380) 4,220
2.500% 6 Month EURIBOR A/S LCH 03/19/35 68,175,000 949,036 485,311 463,725
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (118,260) (7,605) (110,655)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (586,977) (542,776) (44,201)
( $ 1,127,295 ) ( $ 1,124,403 ) ( $ 2,892 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.160% 1 Day USD SOFR A/A LCH 05/31/25 $ 38,800,000 ( $ 134,880 ) ( $ 673 ) ( $ 134,207 )
3.500% 1 Day USD SOFR A/A LCH 12/18/25 20,000,000 136,720 13,952 122,768
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 1,359,362 – 1,359,362
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 170,126 – 170,126
3.750% 1 Day USD SOFR A/A LCH 06/20/29 4,900,000 93,946 (37,262) 131,208
2.050% 1 Day EUR Overnight A/A LCH 10/05/29 EUR 1,600,000 2,189 – 2,189
2.056% 1 Day EUR Overnight A/A LCH 10/05/29 2,500,000 2,657 – 2,657
2.063% 1 Day EUR Overnight A/A LCH 10/05/29 3,900,000 3,441 – 3,441
3.585% 1 Day USD SOFR A/A LCH 10/31/30 $ 37,900,000 966,740 – 966,740
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 38,266 – 38,266
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 73,629 – 73,629
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 53,087 – 53,087
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 76,129 – 76,129
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 341,831 – 341,831
3.790% 1 Day USD SOFR A/A LCH 10/31/31 19,200,000 272,859 (4,555) 277,414
3.710% 1 Day USD SOFR A/A LCH 11/30/31 14,200,000 270,896 35 270,861
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (885,304) (303,599) (581,705)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 34,800,000 5,786,171 4,633,895 1,152,276
3.156% 1 Day USD SOFR A/A LCH 03/10/33 27,600,000 980,655 531,777 448,878
2.850% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 3,700,000 6,035 (23) 6,058
2.900% 1 Day CAD Overnight Repo S/S LCH 06/01/33 5,000,000 (7,608) (2,386) (5,222)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 12,400,000 367,867 – 367,867
3.745% 1 Day USD SOFR A/A LCH 08/15/33 5,200,000 143,134 – 143,134
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 172,318 – 172,318

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.754% 1 Day USD SOFR A/A LCH 08/15/33 $ 6,400,000 $ 171,719 $ – $ 171,719
3.763% 1 Day USD SOFR A/A LCH 08/15/33 1,700,000 44,460 – 44,460
4.250% 1 Day USD SOFR A/A LCH 11/22/33 1,900,000 (25,611) (60,342) 34,731
3.950% 1 Day USD SOFR A/A LCH 12/19/33 1,800,000 15,623 (6,937) 22,560
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (287,412) (123,843) (163,569)
3.854% 1 Day USD SOFR A/A LCH 12/29/33 $ 1,900,000 57,644 (7,494) 65,138
3.565% 1 Day USD SOFR A/A LCH 08/28/34 678,000 30,413 (2,372) 32,785
3.278% 1 Day USD SOFR A/A LCH 09/16/34 1,800,000 122,041 (7,730) 129,771
4.095% 1 Day USD SOFR A/A LCH 02/18/35 6,200,000 (12,806) – (12,806)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 21,199 23,047 (1,848)
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 81,827 87,398 (5,571)
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,311,767 3,765,171 546,596
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 2,121,228 671,682 1,449,546
3.750% 1 Day GBP SONIA A/A LCH 09/18/54 GBP 1,200,000 125,180 (24,613) 149,793
3.895% 1 Day USD SOFR A/A LCH 11/15/54 $ 8,469,000 60,534 – 60,534
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 68,377 – 68,377
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 363,033 114,584 248,449
2.250% 6 Month EURIBOR A/S LCH 03/19/55 EUR 27,424,000 (653,253) 131,655 (784,908)
$ 16,906,229 $ 9,391,367 $ 7,514,862
a –
Total Interest Rate Swaps $ 15,778,934 $ 8,266,964 $ 7,511,970
Total Swap Agreements $ 18,350,024 $ 10,088,809 $ 8,261,215
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ 876,946 $ 388,180
Liabilities (430,879) (28,262)
Centrally Cleared Swap Agreements (1)
Assets 12,399,494 11,148,571
Liabilities (2,756,752) (3,247,274)
$ 10,088,809 $ 8,261,215
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(k) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 873,546 $ – $ – $ 873,546
Financial 265,308 265,308 – –
Total Common Stocks 1,138,854 265,308 – 873,546
Corporate Bonds & Notes 762,317,332 – 761,217,703 1,099,629
Senior Loan Notes 496,875 – – 496,875
Mortgage-Backed Securities 1,278,170,656 – 1,278,170,656 –
Asset-Backed Securities 208,067,035 – 208,067,035 –
U.S. Government Agency Issues 34,832,485 – 34,832,485 –
U.S. Treasury Obligations 341,795,381 – 341,795,381 –
Foreign Government Bonds & Notes 82,119,038 – 82,119,038 –
Short-Term Investments 7,111,442 – 7,111,442 –
Derivatives:
Credit Contracts
Swaps 777,507 – 777,507 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 5,080,059 – 5,080,059 –
Purchased Options 155,222 – 155,222 –
Total Foreign Currency Contracts 5,235,281 – 5,235,281 –
Interest Rate Contracts
Futures 3,244,206 3,244,206 – –
Purchased Options 192,965 – 192,965 –
Swaps 10,759,244 – 10,759,244 –
Total Interest Rate Contracts 14,196,415 3,244,206 10,952,209 –
Total Asset - Derivatives 20,209,203 3,244,206 16,964,997 –
Total Assets 2,736,258,301 3,509,514 2,730,278,737 2,470,050
a
Liabilities Due to Custodian (2,009,995) – (2,009,995) –
Sale-Buyback Financing Transactions (127,913,246) – (127,913,246) –
Derivatives:
Credit Contracts
Swaps (28,262) – (28,262) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (1,897,284) – (1,897,284) –
Interest Rate Contracts
Futures (2,351,018) (2,351,018) – –
Written Options (433,071) – (433,071) –
Swaps (3,247,274) – (3,247,274) –
Total Interest Rate Contracts (6,031,363) (2,351,018) (3,680,345) –
Total Liabilities - Derivatives (7,956,909) (2,351,018) (5,605,891) –
Total Liabilities (137,880,150) (2,351,018) (135,529,132) –
Total $ 2,598,378,151 $ 1,158,496 $ 2,594,749,605 $ 2,470,050

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.2%
Basic Materials - 1.3%
Celanese U.S. Holdings LLC
6.050% due 03/15/25  $ 980,000 $ 980,787
FMC Corp.
3.200% due 10/01/26  545,000 529,195
3.450% due 10/01/29  1,123,000 1,029,614
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,230,253
MEGlobal Canada ULC (Kuwait)
5.000% due 05/18/25 ~ 3,600,000 3,594,276
Newmont Corp./Newcrest Finance Pty. Ltd.
5.300% due 03/15/26  445,000 448,358
Nutrien Ltd. (Canada)
4.900% due 03/27/28  515,000 515,012
POSCO (South Korea)
4.375% due 08/04/25 ~ 2,000,000 1,991,926
5.625% due 01/17/26 ~ 1,285,000 1,293,512
Sherwin-Williams Co.
4.550% due 03/01/28  845,000 838,299
12,451,232
Communications - 1.7%
AT&T, Inc.
4.100% due 02/15/28  530,000 518,698
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  1,676,000 1,674,594
6.150% due 11/10/26  710,000 724,066
Cox Communications, Inc.
3.350% due 09/15/26 ~ 360,000 351,588
3.500% due 08/15/27 ~ 435,000 420,666
Crown Castle Towers LLC
3.663% due 05/15/45 ~ 748,000 744,183
4.241% due 07/15/48 ~ 1,040,000 1,002,108
KT Corp. (South Korea)
4.000% due 08/08/25 ~ 1,680,000 1,670,465
4.125% due 02/02/28 ~ 600,000 585,680
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,684,406
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,095,000 2,024,292
5.000% due 02/15/29  1,575,000 1,565,611
T-Mobile USA, Inc.
2.250% due 02/15/26  770,000 748,442
2.625% due 04/15/26  750,000 731,430
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 1,737,000 1,683,089
17,129,318
Consumer, Cyclical - 5.1%
Advance Auto Parts, Inc.
5.900% due 03/09/26  1,745,000 1,758,185
American Airlines, Inc. Class B
3.700% due 04/15/27  562,208 555,636
Aptiv Swiss Holdings Ltd.
4.650% due 09/13/29  520,000 505,138
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ 2,605,000 2,593,665
Daimler Truck Finance North America LLC
(Germany)
5.000% due 01/15/27 ~ 305,000 305,843
a
Principal
Amount Value
5.125% due 09/25/27 ~ $ 975,000 $ 980,960
5.150% due 01/16/26 ~ 465,000 466,746
Darden Restaurants, Inc.
4.350% due 10/15/27  1,555,000 1,534,334
Dollar General Corp.
3.875% due 04/15/27  389,000 380,657
4.125% due 05/01/28  1,979,000 1,924,879
4.625% due 11/01/27  645,000 641,096
5.200% due 07/05/28  839,000 842,297
Ford Motor Credit Co. LLC
5.125% due 06/16/25  1,465,000 1,464,496
5.125% due 11/05/26  1,035,000 1,033,969
5.800% due 03/05/27  1,275,000 1,287,344
General Motors Financial Co., Inc.
2.900% due 02/26/25  4,033,000 4,018,800
5.350% due 07/15/27  1,000,000 1,010,190
5.400% due 04/06/26  855,000 860,281
5.400% due 05/08/27  540,000 545,769
Hyundai Capital America
5.250% due 01/08/27 ~ 460,000 462,875
5.500% due 03/30/26 ~ 760,000 765,117
5.600% due 03/30/28 ~ 1,255,000 1,270,952
6.250% due 11/03/25 ~ 630,000 636,370
Hyundai Capital Services, Inc. (South
Korea)
2.125% due 04/24/25 ~ 670,000 663,933
Lowe's Cos., Inc.
3.350% due 04/01/27  460,000 446,876
Marriott International, Inc.
3.125% due 06/15/26  1,500,000 1,467,227
3.750% due 03/15/25  265,000 264,359
Mattel, Inc.
3.375% due 04/01/26 ~ 1,855,000 1,818,479
5.875% due 12/15/27 ~ 985,000 989,034
Mercedes-Benz Finance North America LLC
(Germany)
4.800% due 11/13/26 ~ 2,000,000 2,004,512
O'Reilly Automotive, Inc.
5.750% due 11/20/26  1,500,000 1,527,191
Ross Stores, Inc.
0.875% due 04/15/26  1,800,000 1,714,988
4.600% due 04/15/25  2,630,000 2,627,131
Sands China Ltd. (Macau)
3.800% due 01/08/26  1,100,000 1,079,514
Starbucks Corp.
3.500% due 03/01/28  461,000 444,916
4.000% due 11/15/28  323,000 313,285
VF Corp.
2.400% due 04/23/25  2,443,000 2,418,504
2.800% due 04/23/27  1,270,000 1,190,781
Volkswagen Group of America Finance LLC
(Germany)
3.950% due 06/06/25 ~ 1,180,000 1,175,392
4.850% due 08/15/27 ~ 1,705,000 1,687,980
5.700% due 09/12/26 ~ 820,000 827,728
5.800% due 09/12/25 ~ 965,000 971,135
6.000% due 11/16/26 ~ 920,000 934,782
50,413,346
Consumer, Non-Cyclical - 5.6%
Altria Group, Inc.
2.625% due 09/16/26  887,000 857,247

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  $ 1,575,000 $ 1,516,028
4.448% due 03/16/28  2,600,000 2,558,937
Becton Dickinson & Co.
4.693% due 02/13/28  1,980,000 1,970,722
Cencora, Inc.
4.625% due 12/15/27  625,000 625,140
4.850% due 12/15/29  335,000 332,918
Centene Corp.
4.625% due 12/15/29  1,065,000 1,008,071
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 591,427
CVS Health Corp.
1.300% due 08/21/27  2,910,000 2,637,691
2.875% due 06/01/26  858,000 833,695
3.000% due 08/15/26  585,000 567,164
5.000% due 02/20/26  2,100,000 2,099,059
Element Fleet Management Corp. (Canada)
5.643% due 03/13/27 ~ 890,000 903,039
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 2,030,000 2,018,115
5.000% due 02/15/29 ~ 645,000 647,557
HCA, Inc.
3.125% due 03/15/27  1,690,000 1,626,540
5.375% due 02/01/25  1,005,000 1,005,233
5.625% due 09/01/28  1,750,000 1,774,185
5.875% due 02/15/26  1,150,000 1,156,173
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.500% due 06/01/25 ~ 2,550,000 2,515,391
5.200% due 06/15/29 ~ 615,000 618,041
Heineken NV (Netherlands)
3.500% due 01/29/28 ~ 3,838,000 3,697,299
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,020,939
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,255,734
Humana, Inc.
1.350% due 02/03/27  810,000 753,613
5.750% due 03/01/28  510,000 519,923
Icon Investments Six DAC
5.809% due 05/08/27  1,910,000 1,942,742
Imperial Brands Finance PLC (United
Kingdom)
3.500% due 07/26/26 ~ 1,000,000 979,163
IQVIA, Inc.
6.250% due 02/01/29  690,000 713,989
Kroger Co.
2.650% due 10/15/26  769,000 742,018
3.700% due 08/01/27  194,000 189,555
PayPal Holdings, Inc.
2.850% due 10/01/29  1,409,000 1,288,928
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 329,594
Pernod Ricard SA (France)
3.250% due 06/08/26 ~ 1,590,000 1,558,140
Solventum Corp.
5.450% due 02/25/27 ~ 2,560,000 2,585,627
Stryker Corp.
4.250% due 09/11/29  845,000 822,384
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,843,815
a
Principal
Amount Value
Viatris, Inc.
2.300% due 06/22/27  $ 1,209,000 $ 1,133,981
Viterra Finance BV (Netherlands)
2.000% due 04/21/26 ~ 260,000 249,162
4.900% due 04/21/27 ~ 1,820,000 1,805,125
Zoetis, Inc.
3.000% due 09/12/27  1,551,000 1,487,112
54,781,216
Energy - 3.0%
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  2,660,000 2,620,723
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 284,165
DCP Midstream Operating LP
5.375% due 07/15/25  1,865,000 1,868,605
Enbridge, Inc. (Canada)
2.500% due 01/15/25  1,835,000 1,833,203
2.500% due 02/14/25  2,000,000 1,994,201
5.900% due 11/15/26  450,000 459,136
6.000% due 11/15/28  440,000 455,540
Energy Transfer LP
2.900% due 05/15/25  430,000 426,767
5.250% due 07/01/29  675,000 678,652
6.050% due 12/01/26  2,630,000 2,688,008
EQT Corp.
3.125% due 05/15/26 ~ 315,000 307,008
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 785,905
Occidental Petroleum Corp.
5.000% due 08/01/27  1,180,000 1,182,425
5.200% due 08/01/29  485,000 481,524
5.875% due 09/01/25  938,000 941,521
ONEOK, Inc.
4.250% due 09/24/27  2,085,000 2,054,999
5.550% due 11/01/26  1,095,000 1,109,450
Ovintiv, Inc.
5.375% due 01/01/26  750,000 752,947
5.650% due 05/15/25  1,305,000 1,308,282
Sabine Pass Liquefaction LLC
5.625% due 03/01/25  284,000 284,120
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 1,435,000 1,430,638
Western Midstream Operating LP
3.100% due 02/01/25  1,035,000 1,033,920
Williams Cos., Inc.
4.800% due 11/15/29  695,000 686,062
5.400% due 03/02/26  2,320,000 2,336,887
Woodside Finance Ltd. (Australia)
3.650% due 03/05/25 ~ 153,000 152,685
3.700% due 09/15/26 ~ 1,424,000 1,396,689
29,554,062
Financial - 13.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  800,000 818,351
6.450% due 04/15/27  1,984,000 2,046,164
American Express Co.
5.043% due 07/26/28  745,000 749,053
5.098% due 02/16/28  1,450,000 1,458,617
American Tower Corp.
2.400% due 03/15/25  835,000 830,684

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.550% due 07/15/27  $ 914,000 $ 886,429
Athene Global Funding
1.716% due 01/07/25 ~ 2,885,000 2,883,861
4.860% due 08/27/26 ~ 1,640,000 1,639,155
5.349% due 07/09/27 ~ 900,000 909,063
5.684% due 02/23/26 ~ 1,265,000 1,275,867
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 2,440,000 2,361,213
2.875% due 02/15/25 ~ 1,950,000 1,943,718
5.750% due 03/01/29 ~ 740,000 748,263
6.375% due 05/04/28 ~ 395,000 406,156
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 2,130,000 2,129,608
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,211,023
Bank of America Corp.
1.734% due 07/22/27  935,000 891,644
3.384% due 04/02/26  1,790,000 1,783,260
5.080% due 01/20/27  965,000 967,956
Bank of New York Mellon Corp.
4.414% due 07/24/26  1,450,000 1,446,456
Banque Federative du Credit Mutuel SA
(France)
0.998% due 02/04/25 ~ 1,160,000 1,156,123
4.935% due 01/26/26 ~ 905,000 906,983
Barclays PLC (United Kingdom)
5.304% due 08/09/26  1,040,000 1,042,250
7.325% due 11/02/26  1,195,000 1,216,952
BPCE SA (France)
4.500% due 03/15/25 ~ 2,100,000 2,096,324
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 372,291
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 1,495,000 1,534,737
Capital One Financial Corp.
2.636% due 03/03/26  1,775,000 1,767,611
4.985% due 07/24/26  1,365,000 1,364,322
6.312% due 06/08/29  835,000 862,497
7.149% due 10/29/27  585,000 607,232
Charles Schwab Corp.
2.450% due 03/03/27  2,273,000 2,170,842
Citigroup, Inc.
3.106% due 04/08/26  890,000 885,821
4.400% due 06/10/25  360,000 359,007
5.174% due 02/13/30  965,000 964,541
CNO Global Funding
1.650% due 01/06/25 ~ 1,995,000 1,994,265
1.750% due 10/07/26 ~ 3,105,000 2,937,423
Corebridge Financial, Inc.
3.500% due 04/04/25  1,105,000 1,101,167
Corebridge Global Funding
4.650% due 08/20/27 ~ 390,000 388,802
5.200% due 01/12/29 ~ 495,000 498,047
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,706,552
2.900% due 03/15/27  1,580,000 1,518,357
4.450% due 02/15/26  3,505,000 3,493,771
5.000% due 01/11/28  420,000 419,814
5.600% due 06/01/29  1,075,000 1,096,252
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,020,000 990,213
a
Principal
Amount Value
5.427% due 03/01/28 ~ $ 1,155,000 $ 1,165,341
6.259% due 09/22/26 ~ 650,000 655,674
Equitable Financial Life Global Funding
1.700% due 11/12/26 ~ 1,065,000 1,007,639
Essex Portfolio LP
3.375% due 04/15/26  800,000 785,841
Fifth Third Bancorp
4.895% due 09/06/30  300,000 296,007
Goldman Sachs Group, Inc.
3.500% due 04/01/25  1,470,000 1,464,922
4.482% due 08/23/28  875,000 865,023
HDFC Bank Ltd./Gandhinagar (India)
5.686% due 03/02/26 ~ 1,800,000 1,812,951
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  2,830,000 2,802,330
5.130% due 11/19/28  1,445,000 1,444,919
5.597% due 05/17/28  1,515,000 1,531,621
Jackson National Life Global Funding
1.750% due 01/12/25 ~ 1,560,000 1,558,723
5.550% due 07/02/27 ~ 755,000 764,628
5.600% due 04/10/26 ~ 1,500,000 1,512,032
JPMorgan Chase & Co.
2.083% due 04/22/26  2,540,000 2,518,524
4.080% due 04/26/26  1,720,000 1,715,777
4.979% due 07/22/28  835,000 837,798
5.040% due 01/23/28  830,000 833,190
5.491% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,306,098
Kilroy Realty LP
4.375% due 10/01/25  1,000,000 995,554
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  965,000 973,303
LPL Holdings, Inc.
5.700% due 05/20/27  1,654,000 1,674,346
6.750% due 11/17/28  540,000 567,376
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  1,355,000 1,354,188
Morgan Stanley
2.630% due 02/18/26  1,650,000 1,645,252
6.138% due 10/16/26  1,220,000 1,232,691
National Bank of Canada (Canada)
4.500% due 10/10/29  1,130,000 1,099,411
NatWest Markets PLC (United Kingdom)
3.479% due 03/22/25 ~ 755,000 752,503
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 1,000,000 992,259
PNC Financial Services Group, Inc.
4.758% due 01/26/27  1,340,000 1,338,400
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~ 2,215,000 2,195,776
Realty Income Corp.
5.050% due 01/13/26  255,000 254,976
Reinsurance Group of America, Inc.
3.950% due 09/15/26  1,213,000 1,197,029
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,440,000 1,365,995
3.450% due 06/02/25  2,000,000 1,988,205
6.124% due 05/31/27  170,000 172,532
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 979,985
1.884% due 07/15/50 ~ 725,000 702,641
2.836% due 01/15/50 ~ 2,045,000 2,042,921

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.831% due 10/15/29 ~ $ 2,110,000 $ 2,063,315
6.599% due 11/15/52 ~ 2,920,000 2,996,275
Societe Generale SA (France)
5.519% due 01/19/28 ~ 1,440,000 1,445,399
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ 728,000 713,868
5.688% due 05/14/28 ~ 830,000 840,939
State Street Corp.
4.330% due 10/22/27  1,960,000 1,948,141
Trinity Acquisition PLC
4.400% due 03/15/26  1,476,000 1,466,554
U.S. Bancorp
4.548% due 07/22/28  1,275,000 1,264,720
5.727% due 10/21/26  935,000 941,598
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 785,000 743,041
4.488% due 05/12/26 ~ 530,000 528,871
6.327% due 12/22/27 ~ 1,090,000 1,118,641
Wells Fargo & Co.
2.188% due 04/30/26  1,315,000 1,303,286
3.908% due 04/25/26  1,815,000 1,809,724
4.540% due 08/15/26  1,670,000 1,667,074
Western Union Co.
1.350% due 03/15/26  2,590,000 2,477,388
2.850% due 01/10/25  3,345,000 3,343,368
135,915,320
Industrial - 3.4%
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  1,325,000 1,320,329
Amphenol Corp.
5.050% due 04/05/27  675,000 680,978
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 1,370,000 1,376,366
Boeing Co.
2.196% due 02/04/26  625,000 606,476
6.259% due 05/01/27  1,587,000 1,625,187
Canadian Pacific Railway Co. (Canada)
1.750% due 12/02/26  1,150,000 1,089,230
FedEx Corp.
3.250% due 04/01/26  1,275,000 1,253,496
Fortive Corp.
3.150% due 06/15/26  1,320,000 1,290,551
GATX Corp.
3.250% due 03/30/25  1,513,000 1,504,752
3.250% due 09/15/26  699,000 680,937
3.850% due 03/30/27  377,000 368,721
5.400% due 03/15/27  1,044,000 1,055,950
GTP Acquisition Partners I LLC Class A
3.482% due 06/15/50 ~ 7,175,000 7,125,756
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 290,704
Mohawk Industries, Inc.
5.850% due 09/18/28  755,000 776,637
Owens Corning
3.400% due 08/15/26  544,000 532,454
5.500% due 06/15/27  1,100,000 1,119,292
Penske Truck Leasing Co. LP/PTL Finance
Corp.
1.700% due 06/15/26 ~ 1,401,000 1,338,384
3.950% due 03/10/25 ~ 990,000 988,211
5.350% due 01/12/27 ~ 445,000 448,373
5.750% due 05/24/26 ~ 1,890,000 1,910,464
a
Principal
Amount Value
Regal Rexnord Corp.
6.050% due 02/15/26  $ 2,512,000 $ 2,536,037
Stanley Black & Decker, Inc.
2.300% due 02/24/25  2,000,000 1,992,475
3.400% due 03/01/26  450,000 442,895
WRKCo, Inc.
3.750% due 03/15/25  575,000 573,536
32,928,191
Technology - 2.3%
Atlassian Corp.
5.250% due 05/15/29  450,000 453,553
CDW LLC/CDW Finance Corp.
5.100% due 03/01/30  335,000 330,181
Fiserv, Inc.
5.150% due 03/15/27  1,420,000 1,431,898
Fortinet, Inc.
1.000% due 03/15/26  1,790,000 1,712,705
Foundry JV Holdco LLC
5.900% due 01/25/30 ~ 265,000 268,888
Intel Corp.
3.400% due 03/25/25  2,000,000 1,993,302
3.750% due 08/05/27  920,000 892,490
4.000% due 08/05/29  940,000 895,741
4.875% due 02/10/28  230,000 228,905
Micron Technology, Inc.
4.185% due 02/15/27  225,000 221,978
4.975% due 02/06/26  195,000 195,302
5.375% due 04/15/28  1,620,000 1,637,465
NXP BV/NXP Funding LLC (China)
5.350% due 03/01/26  1,186,000 1,191,234
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  980,000 967,269
4.400% due 06/01/27  235,000 232,765
Oracle Corp.
2.500% due 04/01/25  2,000,000 1,988,715
Take-Two Interactive Software, Inc.
3.550% due 04/14/25  620,000 617,801
5.000% due 03/28/26  1,730,000 1,735,594
Western Digital Corp.
4.750% due 02/15/26  4,785,000 4,743,011
Workday, Inc.
3.500% due 04/01/27  815,000 794,538
22,533,335
Utilities - 3.0%
AES Corp.
1.375% due 01/15/26  293,000 282,350
3.300% due 07/15/25 ~ 1,430,000 1,418,860
American Electric Power Co., Inc.
5.200% due 01/15/29  1,260,000 1,269,974
Appalachian Power Co.
3.300% due 06/01/27  2,788,000 2,695,338
Constellation Energy Generation LLC
5.600% due 03/01/28  890,000 908,002
DTE Energy Co.
4.950% due 07/01/27  625,000 627,496
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,210,000 2,108,295
7.050% due 10/14/25 ~ 1,200,000 1,219,689
Exelon Corp.
5.150% due 03/15/29  575,000 578,158

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
FirstEnergy Corp.
3.900% due 07/15/27  $ 1,255,000 $ 1,223,032
FirstEnergy Transmission LLC
4.550% due 01/15/30 ~ 295,000 287,321
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  1,765,000 1,667,966
4.450% due 06/20/25  1,300,000 1,298,086
5.749% due 09/01/25  830,000 835,355
6.051% due 03/01/25  620,000 621,152
NiSource, Inc.
5.250% due 03/30/28  260,000 262,325
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,015,000 997,738
3.500% due 06/15/25  1,815,000 1,802,492
Sempra
3.300% due 04/01/25  995,000 991,044
5.400% due 08/01/26  980,000 989,275
Southern California Gas Co.
2.950% due 04/15/27  570,000 548,503
Southern Co.
5.113% due 08/01/27  735,000 741,600
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,221,305
Terraform Global Operating LP
6.125% due 03/01/26 ~ 4,135,000 4,144,905
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 395,000 395,677
5.125% due 05/13/25 ~ 830,000 829,739
29,965,677
Total Corporate Bonds & Notes
    (Cost $384,625,871) 385,671,697
MORTGAGE-BACKED SECURITIES - 13.1%
Collateralized Mortgage Obligations - Commercial - 3.4%
Bank
2.263% due 08/15/61  70,553 64,451
5.523% due 06/15/57  255,104 258,649
Bank5
5.637% due 10/15/57  550,000 556,066
5.902% due 12/15/57 § 350,000 360,868
6.122% due 12/15/57 § 930,000 954,616
6.139% due 11/15/57  600,000 615,177
6.378% due 08/15/57 § 305,000 314,958
BCP Trust
5.311% (SOFR + 0.913%)
due 06/15/38 ~ § 1,045,000 971,944
Benchmark Mortgage Trust
6.201% due 11/15/57 § 510,000 524,854
BPR Trust
5.662% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,570,667
BSREP Commercial Mortgage Trust
6.412% (SOFR + 2.014%)
due 08/15/38 ~ § 663,394 480,629
BX Commercial Mortgage Trust
6.149% (SOFR + 1.642%)
due 12/15/39 ~ § 620,000 620,710
6.239% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 480,224
6.838% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,260,035
a
Principal
Amount Value
BX Trust
5.791% (SOFR + 1.394%)
due 06/15/36 ~ § $ 935,000 $ 931,001
CAMB Commercial Mortgage Trust
5.765% (SOFR + 1.367%)
due 12/15/37 ~ § 890,000 890,994
COMM Mortgage Trust
3.759% due 08/10/48  260,000 257,941
3.801% due 05/10/48  1,500,000 1,492,579
3.922% due 02/10/47 § 889,741 861,338
4.512% due 08/10/47 ~ § 274,314 261,446
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
4.600% due 06/25/30  1,636,923 1,637,002
GS Mortgage Securities Corp. Trust
6.262% (SOFR + 1.864%)
due 05/15/26 ~ § 1,440,000 1,275,028
JP Morgan Chase Commercial Mortgage
Securities Trust
6.532% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,259,964
6.612% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 898,315
6.932% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,747,592
KIND Trust
6.264% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 2,022,091
Lstar Commercial Mortgage Trust
2.809% due 03/10/49 ~ 1,260,000 1,247,152
MED Commercial Mortgage Trust
5.989% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 400,325
ONE Mortgage Trust
5.461% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,866,741
5.611% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,525,574
RLGH Trust
5.312% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,363,500
SDR Commercial Mortgage Trust
6.138% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,117,130
TX Trust
6.488% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,502,251
33,591,812
Collateralized Mortgage Obligations - Residential - 3.2%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 771,920 658,053
2.872% due 04/25/65 ~ § 138,745 131,676
5.341% due 09/25/69 ~ § 558,814 553,877
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 497,637 441,159
BRAVO Residential Funding Trust
1.699% due 04/25/60 ~ § 703,796 657,786
CIM Trust
2.500% due 04/25/50 ~ § 1,115,447 911,002
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 771,598 651,418
1.506% due 04/27/65 ~ § 63,413 61,412

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.644% due 11/25/69 ~ § $ 1,143,367 $ 1,138,273
6.111% due 05/25/69 ~ § 1,069,589 1,072,915
Cross Mortgage Trust
5.383% due 09/25/69 ~ § 582,867 577,789
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 146,434 138,387
1.260% due 04/25/66 ~ § 325,797 280,449
EFMT
5.035% due 10/25/69 ~ § 887,268 875,726
5.289% due 10/25/69 ~ § 2,503,185 2,478,095
5.810% due 11/25/69 ~ § 1,719,427 1,719,651
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 121,498 116,816
Federal Home Loan Mortgage Corp.
REMICS
7.000% due 09/15/30  45,714 46,457
Federal Home Loan Mortgage Corp. Whole
Loan Securities Trust
3.859% due 05/25/47 ~ § 68,379 67,196
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 124,626 121,143
5.303% (SOFR + 0.964%)
due 03/25/50 ~ § 377,673 357,305
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 891,775
3.339% due 10/25/59 ~ § 680,000 646,107
3.500% due 11/25/57 ~ § 167,076 148,666
4.000% due 02/25/59 ~ § 69,069 64,477
4.500% due 02/25/59 ~ § 94,499 90,308
GS Mortgage-Backed Securities Trust
5.976% due 07/25/44 ~ § 11,465 11,402
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 367,445 312,836
3.500% due 08/25/50 ~ § 234,886 206,972
MFA Trust
0.852% due 01/25/56 ~ § 221,770 212,984
1.029% due 11/25/64 ~ § 380,583 333,526
1.381% due 04/25/65 ~ § 141,642 136,000
MFRA Trust
5.722% due 12/25/69 ~ § 4,950,000 4,995,530
OBX Trust
3.000% due 01/25/60 - 05/25/60 ~ § 1,286,824 1,100,031
3.500% due 12/25/49 - 02/25/60 ~ § 634,865 554,522
5.203% (SOFR + 0.864%)
due 02/25/60 ~ § 214,660 213,717
5.353% (SOFR + 1.014%)
due 10/25/59 ~ § 58,370 58,812
5.403% (SOFR + 1.064%)
due 02/25/60 ~ § 351,012 346,881
5.902% (SOFR + 1.314%)
due 06/25/59 ~ § 81,869 81,388
6.015% due 11/25/64 ~ § 630,088 631,531
RCKT Mortgage Trust
5.490% due 11/25/44 ~ § 1,223,248 1,226,407
5.582% due 12/25/44 ~ § 1,055,000 1,054,771
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 219,037 202,817
4.500% due 08/25/48 ~ § 8,097 7,967
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ § 280,253 251,005
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 554,860 515,075
2.408% due 02/25/50 ~ § 550,504 524,270
a
Principal
Amount Value
Towd Point Mortgage Trust
5.953% (SOFR + 1.614%)
due 10/25/59 ~ § $ 320,000 $ 327,557
TRK Trust
1.409% due 07/25/56 ~ § 302,322 263,874
Verus Securitization Trust
0.918% due 02/25/64 ~ § 507,182 459,860
1.031% due 02/25/66 ~ § 450,013 400,845
1.052% due 01/25/66 ~ § 352,928 309,956
1.155% due 01/25/66 ~ § 210,140 184,378
1.373% due 09/25/66 ~ § 626,740 531,720
6.664% due 12/25/68 ~ § 244,377 246,977
Vista Point Securitization Trust
2.496% due 04/25/65 ~ § 146,994 139,818
Wells Fargo Mortgage-Backed Securities
Trust
2.500% due 09/25/51 ~ § 1,415,007 1,240,174
31,981,521
Federal Home Loan Mortgage Corp. - 0.9%
1.500% due 02/01/36  421,474 364,416
2.500% due 01/01/52 - 02/01/52 2,708,786 2,234,900
4.000% due 12/01/49 - 01/01/54 2,327,300 2,134,595
4.500% due 05/01/50 - 09/01/52 1,780,083 1,679,801
5.000% due 12/01/41  387,751 386,522
5.500% due 07/01/38 - 06/01/41 212,913 214,225
6.000% due 09/01/53  1,214,762 1,227,824
6.076% (UST + 1.951%)
due 02/01/35 § 48,731 49,458
6.766% (UST + 2.250%)
due 08/01/35 § 117,055 121,248
7.000% due 03/01/39  109,384 113,534
7.144% (UST + 2.179%)
due 09/01/35 § 78,272 80,514
7.500% due 06/01/38  94,474 98,376
8,705,413
Federal National Mortgage Association - 4.7%
2.000% due 10/01/50  602,418 473,527
2.500% due 01/01/52  1,376,720 1,134,528
3.000% due 09/01/28 - 12/01/34 679,738 650,886
3.500% due 01/01/44 - 01/01/52 2,414,449 2,171,069
4.000% due 03/01/41 - 09/01/52 2,754,407 2,527,382
4.500% due 05/01/41 - 01/01/53 4,364,672 4,142,848
5.000% due 06/01/40 - 09/01/54 10,943,170 10,606,014
5.500% due 01/01/36 - 10/01/54 6,746,932 6,709,895
5.965% (RFUCC + 1.504%)
due 02/01/33 § 13,258 13,354
6.000% due 03/01/37 - 07/01/54 2,775,144 2,831,231
6.230% (RFUCC + 1.605%)
due 04/01/33 § 14,977 15,134
6.400% (UST + 2.215%)
due 02/01/33 § 29,688 30,207
6.500% due 05/01/33 185,094 188,979
6.500% due 02/01/54  13,975,685 14,275,117
7.000% due 06/01/33  107,112 109,548
7.006% (UST + 2.258%)
due 06/01/35 § 57,150 58,987
7.088% (RFUCC + 1.547%)
due 01/01/35 § 1,622 1,647
7.354% (UST + 2.256%)
due 06/01/33 § 137,920 142,286
46,082,639

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Government National Mortgage Association - 0.9%
due 01/20/55 # $ 375,000 $ 371,959
3.000% due 09/20/47  2,061,431 1,810,550
3.500% due 07/20/52  3,463,956 3,099,423
4.000% due 10/20/50  526,137 490,335
4.625% (UST + 1.500%)
due 09/20/34 - 01/20/35 § 501,701 507,406
5.000% due 12/20/34 - 05/20/48 1,085,623 1,075,258
5.500% due 09/15/45 - 02/20/49 934,192 946,822
6.000% due 07/15/36  125,369 130,698
8,432,451
Total Mortgage-Backed Securities
    (Cost $133,955,086) 128,793,836
ASSET-BACKED SECURITIES - 18.0%
Automobile Other - 4.6%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 377,981 379,847
Ally Bank Auto Credit-Linked Notes
5.827% due 05/17/32 ~ 195,649 198,016
6.022% due 05/17/32 ~ 207,388 210,181
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  795,076 788,239
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ 1,115,000 1,129,807
Bayview Opportunity Master Fund VII LLC
5.669% (SOFR + 1.100%)
due 12/26/31 ~ § 836,862 839,239
Carmax Auto Owner Trust
5.670% due 01/15/31  265,000 265,542
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,392,732
5.470% due 02/15/29  555,000 561,896
5.610% due 02/15/29  1,695,000 1,718,804
6.440% due 12/16/30  1,160,000 1,184,521
6.580% due 05/15/29  1,845,000 1,905,944
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,519,631
5.000% due 02/10/31  2,500,000 2,475,150
5.670% due 09/10/30 ~ 1,135,000 1,149,975
Exeter Automobile Receivables Trust
2.560% due 06/15/28  82,134 81,933
5.480% due 08/15/30  885,000 890,729
5.980% due 12/15/28  2,420,000 2,447,087
6.510% due 12/15/27  2,940,000 2,957,018
Ford Credit Auto Lease Trust
6.200% due 02/15/27  755,000 766,740
6.430% due 04/15/27  1,425,000 1,453,326
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 695,000 676,069
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~ 1,485,000 1,496,481
6.620% due 05/15/28 ~ 1,765,000 1,787,202
GM Financial Consumer Automobile
Receivables Trust
5.030% due 09/18/28  520,000 524,184
Huntington Bank Auto Credit-Linked Notes
6.153% due 05/20/32 ~ 1,425,516 1,442,062
a
Principal
Amount Value
Navistar Financial Dealer Note Master
Owner Trust
5.790% due 04/25/29 ~ $ 140,000 $ 141,447
6.130% due 04/25/29 ~ 220,000 222,158
Octane Receivables Trust
5.510% due 10/20/31 ~ 265,000 264,860
6.740% due 08/20/29 ~ 225,000 230,985
Santander Bank Auto Credit-Linked Notes
1.833% due 12/15/31 ~ 375 375
4.965% due 01/18/33 ~ 275,000 274,616
5.141% due 01/18/33 ~ 390,000 389,463
5.916% due 08/16/32 ~ 10,398 10,401
6.451% due 12/15/32 ~ 480,637 482,814
Santander Drive Auto Receivables Trust
2.510% due 12/15/28  4,100,000 4,027,927
4.030% due 03/15/29 ~ 3,500,000 3,464,413
5.240% due 05/15/28  1,650,000 1,656,816
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 262,760
U.S. Bank NA
6.789% due 08/25/32 ~ 267,707 271,616
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,074,565
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,215,251
45,232,822
Automobile Sequential - 1.3%
ARI Fleet Lease Trust
5.540% due 04/15/33 ~ 1,290,000 1,301,065
Carmax Auto Owner Trust
4.850% due 01/15/30  205,000 206,134
CarMax Auto Owner Trust
4.940% due 08/15/29  715,000 719,479
Enterprise Fleet Financing LLC
4.700% due 06/20/31 ~ 780,000 775,872
4.980% due 08/21/28 ~ 310,000 312,076
5.060% due 03/20/31 ~ 210,000 211,229
5.560% due 04/22/30 ~ 1,127,115 1,137,140
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 255,000 257,960
Octane Receivables Trust
4.940% due 05/20/30 ~ 320,000 320,656
5.010% due 01/22/46 ~ 945,000 944,685
5.870% due 05/21/29 ~ 393,242 395,111
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 398,508 402,684
6.024% due 12/15/32 ~ 232,176 235,544
SBNA Auto Lease Trust
5.550% due 12/20/28 ~ 1,525,000 1,549,756
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 415,269
Wheels Fleet Lease Funding 1 LLC
6.460% due 08/18/38 ~ 3,226,785 3,288,347
12,473,007
Home Equity Other - 0.0%
BRAVO Residential Funding Trust
5.419% (SOFR + 0.850%)
due 01/25/70 ~ § 347,208 346,461

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Home Equity Sequential - 0.1%
BRAVO Residential Funding Trust
5.419% (SOFR + 0.850%)
due 11/25/69 ~ § $ 199,284 $ 198,860
Finance of America HECM Buyout
4.000% due 10/01/34 ~ § 1,069,624 1,057,866
1,256,726
Other Asset-Backed Securities - 12.0%
AMSR Trust
1.355% due 11/17/37 ~ 656,921 641,311
1.379% due 11/17/37 ~ 862,041 841,428
1.632% due 07/17/37 ~ 829,951 818,566
Amur Equipment Finance Receivables X
LLC
2.910% due 08/21/28 ~ 3,000,000 2,957,087
5.020% due 12/20/28 ~ 785,000 782,900
Applebee's Funding LLC/IHOP Funding LLC
4.723% due 06/05/49 ~ 3,465,000 3,406,689
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,891,063 1,798,041
ARES XLV CLO Ltd. (Cayman)
5.950% (SOFR + 1.500%)
due 10/15/30 ~ § 2,500,000 2,500,032
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 516,413
6.180% due 12/15/28 ~ 2,056,366 2,080,860
Ballyrock CLO 15 Ltd. (Cayman)
5.978% (SOFR + 1.322%)
due 04/15/34 ~ § 1,215,000 1,215,000
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 925,000 927,375
5.410% due 03/15/30 ~ 210,000 210,155
BlueMountain CLO Ltd. (Cayman)
5.723% (SOFR + 1.200%)
due 11/15/30 ~ § 3,389,656 3,397,150
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 446,024 437,551
CIFC Funding Ltd. (Cayman)
due 10/21/31 # ~ § 2,770,000 2,770,000
CNH Equipment Trust
5.230% due 11/17/31  610,000 618,199
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 1,999,430
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 99,729
5.290% due 02/24/31 ~ 230,000 230,037
DLLAA LLC
5.640% due 02/22/28 ~ 2,165,000 2,199,266
DLLST LLC
4.930% due 04/22/30 ~ 180,000 180,236
5.050% due 08/20/27 ~ 665,000 668,492
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 908,532 887,634
Dryden 61 CLO Ltd. (Cayman)
6.606% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,006,680
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 787,806 768,888
7.300% due 02/25/38 ~ 880,390 898,666
FirstKey Homes Trust
1.567% due 10/19/37 ~ 843,000 820,210
1.740% due 08/17/37 ~ 2,170,000 2,123,825
1.968% due 10/19/37 ~ 5,395,000 5,240,424
a
Principal
Amount Value
2.241% due 08/17/37 ~ $ 3,355,000 $ 3,277,909
Fortress Credit BSL VII Ltd. (Cayman)
5.649% (SOFR + 1.090%)
due 07/23/32 ~ § 550,000 551,710
5.959% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 864,173
6.209% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,104,204
Fortress Credit BSL VIII Ltd. (Cayman)
5.425% (SOFR + 1.050%)
due 10/20/32 ~ § 2,100,000 2,100,042
5.775% (SOFR + 1.400%)
due 10/20/32 ~ § 2,950,000 2,950,011
Fortress Credit BSL XV Ltd. (Jersey)
6.032% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,257,803
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 975,875 962,587
Hardee's Funding LLC
2.865% due 06/20/51 ~ 966,930 867,469
3.981% due 12/20/50 ~ 2,270,400 2,137,961
5.710% due 06/20/48 ~ 1,687,500 1,656,640
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 381,751 369,522
3.610% due 06/20/34 ~ 457,927 447,061
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 237,444
5.820% due 04/20/32 ~ 580,000 586,878
6.480% due 01/21/31 ~ 635,000 645,433
6.970% due 07/21/31 ~ 630,000 645,928
Jersey Mike's Funding
2.891% due 02/15/52 ~ 49,750 47,653
Jersey Mike's Funding LLC
4.433% due 02/15/50 ~ 158,800 156,954
Madison Park Funding XXIII Ltd. (Cayman)
5.849% (SOFR + 1.232%)
due 07/27/31 ~ § 2,003,446 2,007,373
Madison Park Funding XXIV Ltd. (Cayman)
6.667% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,208,664
Madison Park Funding XXIX Ltd. (Cayman)
6.432% (SOFR + 1.800%)
due 10/18/30 ~ § 4,675,000 4,687,544
Marble Point CLO XII Ltd. (Cayman)
5.919% (SOFR + 1.272%)
due 07/16/31 ~ § 895,508 897,276
Marble Point CLO XV Ltd. (Cayman)
5.597% (SOFR + 1.040%)
due 07/23/32 ~ § 1,350,000 1,350,059
MidOcean Credit CLO VI (Cayman)
5.847% (SOFR + 1.230%)
due 04/20/33 ~ § 827,814 829,056
MVW LLC
2.230% due 05/20/39 ~ 176,414 165,279
2.730% due 10/20/37 ~ 158,449 153,807
MVW Owner Trust
2.890% due 11/20/36 ~ 399,883 396,500
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 653,838 621,795
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 318,445 292,009
1.220% due 07/15/69 ~ 260,853 241,087
1.310% due 01/15/69 ~ 139,615 129,696
1.690% due 05/15/69 ~ 469,549 437,521

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
2.400% due 10/15/68 ~ $ 344,077 $ 329,279
2.640% due 05/15/68 ~ 608,659 590,286
3.420% due 01/15/43 ~ 624,622 616,699
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 632,515 581,585
Northwoods Capital XIV-B Ltd. (Cayman)
5.766% (SOFR + 1.250%)
due 11/13/31 ~ § 1,127,320 1,129,620
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 332,033
1.931% due 10/17/38 ~ 870,000 828,077
2.538% due 05/17/26 ~ 375,000 364,673
Rockford Tower CLO Ltd. (Cayman)
5.651% (SOFR + 1.130%)
due 08/20/32 ~ § 1,270,600 1,273,830
Romark CLO II Ltd. (Cayman)
6.276% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,022,247
SEB Funding LLC
7.386% due 04/30/54 ~ 1,100,000 1,126,521
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 655,639 632,524
3.510% due 07/20/37 ~ 149,898 148,630
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 864,433 802,396
5.232% (SOFR + 0.834%)
due 01/15/37 ~ § 803,682 801,521
Sound Point CLO XXII Ltd. (Cayman)
6.141% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,004
Symphony CLO XXIII Ltd. (Cayman)
5.938% (SOFR + 1.282%)
due 01/15/34 ~ § 2,992,772 2,998,239
Symphony CLO XXVI Ltd. (Cayman)
5.959% (SOFR + 1.342%)
due 04/20/33 ~ § 994,504 996,715
Symphony Static CLO I Ltd. (Cayman)
6.337% (SOFR + 1.712%)
due 10/25/29 ~ § 2,825,000 2,832,044
THL Credit Wind River CLO Ltd. (Cayman)
5.716% (SOFR + 1.060%)
due 04/15/31 ~ § 435,000 435,951
5.817% (SOFR + 1.200%)
due 10/20/30 ~ § 3,104,937 3,110,111
5.856% (SOFR + 1.200%)
due 07/15/30 ~ § 160,777 161,067
6.206% (SOFR + 1.550%)
due 04/15/31 ~ § 990,000 990,026
6.656% (SOFR + 2.000%)
due 04/15/31 ~ § 430,000 430,014
Tricon Residential Trust
4.750% due 06/17/40 ~ 784,512 775,078
6.000% due 06/17/40 ~ 1,435,000 1,427,386
Trinitas CLO IX Ltd. (Cayman)
5.817% (SOFR + 1.200%)
due 01/20/32 ~ § 1,292,280 1,294,716
Trinitas CLO VI Ltd. (Cayman)
5.956% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,252,515
Verdant Receivables LLC
5.680% due 12/12/31 ~ 355,000 359,571
6.240% due 01/13/31 ~ 1,857,894 1,887,246
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
6.456% (SOFR + 1.800%)
due 10/15/31 ~ § $ 2,715,000 $ 2,722,204
Wellfleet CLO Ltd. (Cayman)
5.697% (SOFR + 0.818%)
due 10/20/31 ~ § 975,000 977,290
117,807,420
Total Asset-Backed Securities
    (Cost $175,416,092) 177,116,436
U.S. TREASURY OBLIGATIONS - 26.1%
U.S. Treasury Notes - 26.1%
3.500% due 09/30/26  50,610,000 49,980,423
3.750% due 08/31/26  50,380,000 49,989,130
4.125% due 10/31/26  50,185,000 50,077,627
4.250% due 11/30/26 ‡ 105,745,000 105,732,235
4.375% due 07/31/26 ‡ 1,275,000 1,277,303
257,056,718
Total U.S. Treasury Obligations
    (Cost $257,888,720) 257,056,718
FOREIGN GOVERNMENT BONDS & NOTES - 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
(South Korea)
1.250% due 04/27/26 ~ 1,790,000 1,708,237
Total Foreign Government Bonds & Notes
    (Cost $1,787,220) 1,708,237
SHORT-TERM INVESTMENTS - 1.5%
Commercial Paper - 1.5%
Bacardi-Martini BV (Bermuda)
4.978% due 01/22/25 ~ 2,810,000 2,801,807
Brunswick Corp.
4.703% due 01/03/25 ~ 2,810,000 2,808,942
Constellation Brands, Inc.
4.967% due 01/08/25 ~ 2,810,000 2,807,024
Crown Castle, Inc.
4.998% due 01/07/25 ~ 1,290,000 1,288,797
CVS Health Corp.
4.950% due 01/27/25 ~ 2,810,000 2,800,003
Nissan Motor Acceptance Co. LLC
4.969% due 01/03/25 ~ 2,810,000 2,808,883
15,315,456
Total Short-Term Investments
(Cost $15,316,607) 15,315,456
TOTAL INVESTMENTS - 98.1%
(Cost $968,989,596) 965,662,380
DERIVATIVES - 0.1% 949,479
OTHER ASSETS & LIABILITIES, NET - 1.8% 17,672,267
NET ASSETS - 100.0% $ 984,284,126

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$1,538,231 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Corporate Bonds & Notes 39 .2%
U.S. Treasury Obligations 26 .1%
Asset-Backed Securities 18 .0%
Mortgage-Backed Securities 13 .1%
Others (each less than 3.0%) 1 .7%
98 .1%
Derivatives 0 .1%
Other Assets and Liabilities, Net 1 .8%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/25 1,367 $ 281,102,844 $ 281,068,017 ( $ 34,827 )
CBOT 5 Year U.S. Treasury Notes 03/25 76 8,146,405 8,079,156 (67,249)
( $ 102,076 )
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 03/25 338 37,379,860 36,757,500 622,360
CBOT Ultra 10 Year U.S. Treasury Notes 03/25 67 7,607,210 7,457,938 149,272
CME Ultra Long Term U.S. Treasury Bond 03/25 50 6,225,235 5,945,312 279,923
$ 1,051,555
Total Futures Contracts $ 949,479
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 385,671,697 $ – $ 385,671,697 $ –
Mortgage-Backed Securities 128,793,836 – 128,793,836 –
Asset-Backed Securities 177,116,436 – 177,116,436 –
U.S. Treasury Obligations 257,056,718 – 257,056,718 –
Foreign Government Bonds & Notes 1,708,237 – 1,708,237 –
Short-Term Investments 15,315,456 – 15,315,456 –
Derivatives:
Interest Rate Contracts
Futures 1,051,555 1,051,555 – –
Total Assets 966,713,935 1,051,555 965,662,380 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (102,076) (102,076) – –
Total Liabilities (102,076) (102,076) – –
Total $ 966,611,859 $ 949,479 $ 965,662,380 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 40.5%
Azerbaijan - 0.6%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ $ 720,000 $ 719,100
Brazil - 4.5%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 826,694 816,809
Aegea Finance SARL
9.000% due 01/20/31 ~ 675,000 689,321
CSN Inova Ventures
6.750% due 01/28/28 ~ 725,000 678,826
FS Luxembourg SARL
8.875% due 02/12/31 ~ 885,000 898,629
LD Celulose International GmbH
7.950% due 01/26/32 ~ 625,000 627,197
Sitios Latinoamerica SAB de CV
6.000% due 11/25/29 ~ 1,000,000 996,650
Trident Energy Finance PLC
12.500% due 11/30/29 ~ 275,000 288,999
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 350,000 365,562
5,361,993
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA
6.500% due 11/07/33 ~ 525,000 541,862
Czech Republic - 0.9%
Energo-Pro AS
8.500% due 02/04/27 ~ 1,000,000 1,016,360
Dominican Republic - 0.8%
Aeropuertos Dominicanos Siglo XXI SA
7.000% due 06/30/34 ~ 950,000 970,187
Georgia - 0.3%
Georgia Global Utilities JSC
8.875% due 07/25/29 ~ 375,000 378,481
India - 0.1%
Adani Electricity Mumbai Ltd.
3.949% due 02/12/30 ~ 200,000 160,292
Israel - 2.4%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 800,000 743,000
8.500% due 09/30/33 ~ 905,000 891,086
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 275,000 274,381
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 1,025,000 994,173
2,902,640
Jamaica - 0.6%
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 675,000 678,537
Kazakhstan - 0.7%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 875,000 850,061
a
Principal
Amount Value
Mexico - 6.9%
Banco Mercantil del Norte SA
5.875% due 01/24/27 ~ $ 1,150,000 $ 1,098,696
8.375% due 05/20/31 ~ 775,000 774,176
BBVA Bancomer SA
5.125% due 01/18/33 ~ 500,000 465,483
Cemex SAB de CV
9.125% due 03/14/28 ~ 375,000 387,071
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 796,800 701,259
Electricidad Firme de Mexico Holdings SA
de CV
4.900% due 11/20/26 ~ 725,000 711,339
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 1,000,000 980,700
Petroleos Mexicanos
5.350% due 02/12/28  650,000 594,573
5.950% due 01/28/31  675,000 570,564
6.350% due 02/12/48  575,000 378,188
6.500% due 03/13/27  725,000 701,502
6.750% due 09/21/47  300,000 206,465
6.840% due 01/23/30  650,000 594,261
8,164,277
Multi-National - 2.9%
Asian Development Bank
6.720% due 02/08/28  INR 14,400,000 167,773
European Bank for Reconstruction &
Development
6.300% due 10/26/27  101,600,000 1,161,937
Inter-American Development Bank
7.000% due 01/25/29  55,000,000 637,724
International Bank for Reconstruction &
Development
6.750% due 09/08/27  28,000,000 324,182
6.850% due 04/24/28  67,000,000 778,383
7.050% due 07/22/29  29,000,000 337,777
3,407,776
Netherlands - 0.7%
VEON Holdings BV
3.375% due 11/25/27 ~ $ 925,000 817,982
Nigeria - 2.0%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 500,000 505,317
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 750,000 740,660
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 1,082,773 1,085,625
2,331,602
Oman - 0.8%
Lamar Funding Ltd.
3.958% due 05/07/25 ~ 1,000,000 992,859
Romania - 0.8%
Banca Transilvania SA
7.250% due 12/07/28 ~ EUR 275,000 309,369
8.875% due 04/27/27 ~ 550,000 603,438
912,807

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Saudi Arabia - 1.7%
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 ~ $ 375,000 $ 370,604
6.129% due 02/23/38 ~ 1,600,000 1,606,788
1,977,392
Serbia - 0.3%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 350,000 351,062
Singapore - 1.0%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,200,000 1,220,370
South Africa - 2.0%
Sasol Financing USA LLC
8.750% due 05/03/29 ~ 800,000 812,778
Transnet SOC Ltd.
8.250% due 02/06/28 ~ 1,500,000 1,530,503
2,343,281
Tanzania - 0.6%
HTA Group Ltd.
7.500% due 06/04/29 ~ 650,000 662,400
Turkey - 4.0%
Ford Otomotiv Sanayi AS
7.125% due 04/25/29 ~ 625,000 627,137
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 875,000 862,720
Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/28 ~ 550,000 570,381
Turk Telekomunikasyon AS
7.375% due 05/20/29 ~ 350,000 357,027
Turkiye Garanti Bankasi AS
8.125% due 01/03/35 ~ 750,000 753,591
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 475,000 484,874
9.500% due 10/06/28 ~ 1,050,000 1,080,975
4,736,705
United Arab Emirates - 0.7%
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 503,289 432,279
MAF Global Securities Ltd.
7.875% due 06/30/27 ~ 375,000 387,064
819,343
United Kingdom - 2.8%
HSBC Holdings PLC
6.254% due 03/09/34  1,425,000 1,479,414
Standard Chartered PLC
5.905% due 05/14/35 ~ 675,000 676,575
6.097% due 01/11/35 ~ 1,100,000 1,121,754
3,277,743
United States - 1.2%
JPMorgan Chase Bank NA
5.527% due 03/15/34 ~ TRY 825,000,000 1,379,499
Uzbekistan - 0.4%
Navoi Mining & Metallurgical Combinat
6.950% due 10/17/31 ~ $ 450,000 445,899
a
Principal
Amount Value
Venezuela - 0.3%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ $ 1,007,000 $ 109,763
9.750% due 05/17/35 * ~ ∂ 1,958,498 220,331
12.750% * ~ ∂ 802,000 90,943
421,037
Total Corporate Bonds & Notes
    (Cost $48,702,468) 47,841,547
FOREIGN GOVERNMENT BONDS & NOTES - 51.6%
Argentina - 2.1%
Argentine Republic Government
4.125% due 07/09/35 § 2,175,000 1,447,801
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 1,493,270 999,371
2,447,172
Benin - 0.7%
Benin Government
7.960% due 02/13/38 ~ 850,000 803,352
Brazil - 4.7%
Brazil Government
6.125% due 01/22/32  1,225,000 1,174,140
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 29,785,000 4,375,173
5,549,313
Chile - 0.8%
Chile Government
2.750% due 01/31/27  $ 1,000,000 954,721
Colombia - 1.6%
Colombia Government
7.500% due 02/02/34  1,375,000 1,356,437
7.750% due 11/07/36  550,000 538,670
1,895,107
Dominican Republic - 1.5%
Dominican Republic
4.500% due 01/30/30 ~ 1,175,000 1,078,944
10.750% due 06/01/36 ~ DOP 40,500,000 706,155
1,785,099
Ecuador - 1.4%
Ecuador Government
5.000% due 07/31/40 ~ § $ 575,000 296,711
5.500% due 07/31/35 ~ § 1,534,220 875,201
6.900% due 07/31/30 ~ 675,000 471,749
1,643,661
Egypt - 2.3%
Egypt Government
5.800% due 09/30/27 ~ 750,000 703,575
7.903% due 02/21/48 ~ 225,000 165,627
8.150% due 11/20/59 ~ 500,000 369,270
8.500% due 01/31/47 ~ 475,000 369,658
24.458% due 10/01/27  EGP 38,900,000 748,368
25.318% due 08/13/27  17,400,000 339,504
2,696,002

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Ghana - 1.3%
Ghana Government
0.204% due 01/03/30 ~ $ 158,660 $ 123,283
5.000% due 07/03/29 ~ § 1,025,000 887,351
5.373% due 01/03/30 ~ 733,360 569,841
1,580,475
Guatemala - 1.4%
Guatemala Government
6.550% due 02/06/37 ~ 550,000 541,200
6.600% due 06/13/36 ~ 800,000 792,800
7.050% due 10/04/32 ~ 325,000 336,903
1,670,903
Indonesia - 1.0%
Indonesia Government
4.150% due 09/20/27  1,250,000 1,225,197
Israel - 0.9%
Israel Government
5.500% due 03/12/34  1,150,000 1,127,701
Ivory Coast - 1.7%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 1,261,000 1,151,878
5.875% due 10/17/31 ~ 250,000 243,031
6.875% due 10/17/40 ~ 625,000 562,009
1,956,918
Lebanon - 0.3%
Lebanon Government
2.137% * ~ ∂ $ 625,000 81,047
2.190% * ~ ∂ 950,000 123,390
2.192% * ~ ∂ 900,000 118,338
322,775
Malaysia - 0.5%
Malaysia Government
2.632% due 04/15/31  MYR 750,000 157,156
4.498% due 04/15/30  1,875,000 435,556
592,712
Mexico - 3.3%
Mexican Bonos
7.750% due 11/23/34  MXN 31,000,000 1,244,669
7.750% due 11/13/42  71,000,000 2,615,036
3,859,705
Nigeria - 2.3%
Nigeria Government
6.125% due 09/28/28 ~ $ 1,700,000 1,544,231
10.375% due 12/09/34 ~ 1,100,000 1,124,619
2,668,850
Pakistan - 1.2%
Pakistan Government
6.875% due 12/05/27 ~ 1,600,000 1,444,125
Peru - 3.0%
Peru Government
2.392% due 01/23/26  700,000 680,820
5.400% due 08/12/34  PEN 5,975,000 1,450,786
6.150% due 08/12/32  2,700,000 713,036
a
Principal
Amount Value
6.900% due 08/12/37 ~ PEN 2,450,000 $ 647,471
3,492,113
Poland - 2.7%
Bank Gospodarstwa Krajowego
5.750% due 07/09/34 ~ $ 600,000 597,022
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 7,431,925 1,593,022
5.000% due 10/25/34  4,425,000 1,005,106
3,195,150
Qatar - 0.8%
Qatar Government
4.000% due 03/14/29 ~ $ 1,000,000 974,901
Romania - 0.7%
Romania Government
5.125% due 09/24/31 ~ EUR 825,000 836,462
Senegal - 0.1%
Senegal Government
6.750% due 03/13/48 ~ $ 200,000 135,956
South Africa - 4.6%
Republic of South Africa Government
7.100% due 11/19/36 ~ 575,000 560,959
8.750% due 01/31/44  ZAR 68,350,000 2,938,944
8.750% due 02/28/48  2,000 85
8.875% due 02/28/35  39,550,000 1,909,373
5,409,361
South Korea - 1.7%
Korea Development Bank
0.800% due 07/19/26  $ 1,100,000 1,037,879
4.750% due 06/26/27 ~ 1,000,000 1,006,149
2,044,028
Tunisia - 1.5%
Tunisian Republic
6.375% due 07/15/26 ~ EUR 1,750,000 1,732,643
Turkey - 1.6%
Turkiye Government
37.000% due 02/18/26  TRY 67,750,000 1,889,994
Ukraine - 2.6%
Ukraine Government
0.724% due 02/01/35 * ~ ∂ § $ 192,317 114,193
0.736% due 02/01/36 * ~ ∂ § 143,597 84,697
1.750% due 02/01/29 * ~ ∂ § 465,110 324,495
1.750% due 02/01/34 * ~ ∂ § 2,014,451 1,140,683
1.750% due 02/01/35 * ~ ∂ § 1,413,081 780,727
3.000% due 02/01/35 * ~ ∂ § 665,403 395,100
3.000% due 02/01/36 * ~ ∂ § 367,002 216,465
3,056,360
United Arab Emirates - 0.6%
Abu Dhabi Government
3.125% due 05/03/26 ~ 725,000 710,328
Uzbekistan - 1.0%
National Bank of Uzbekistan
8.500% due 07/05/29 ~ 375,000 383,357

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, investments with a total aggregate value of $4,544,040 or 3.8% of the Fund’s net assets were in default.
(d) As of December 31, 2024, open futures contracts outstanding were as follows:
(e) As of December 31, 2024, forward foreign currency contracts outstanding were as follows:
a
Principal
Amount Value
Republic of Uzbekistan
6.900% due 02/28/32 ~ $ 875,000 $ 855,265
1,238,622
Venezuela - 0.6%
Venezuela Government
8.250% * ~ ∂ 1,259,900 177,961
9.000% * ~ ∂ 816,000 116,790
11.750% due 10/21/26 * ~ ∂ 1,624,400 265,995
12.750% * ~ ∂ 1,149,000 183,122
743,868
Zambia - 1.1%
Zambia Government
0.500% due 12/31/53 ~ 2,232,073 1,281,787
Total Foreign Government Bonds & Notes
    (Cost $62,316,724) 60,965,361
TOTAL INVESTMENTS - 92.1%
(Cost $111,019,192) 108,806,908
DERIVATIVES - (0.3%) (410,266)
OTHER ASSETS & LIABILITIES, NET - 8.2% 9,776,434
NET ASSETS - 100.0% $ 118,173,076
Foreign Government Bonds & Notes 51 .6%
Corporate Bonds & Notes 40 .5%
92 .1%
Derivatives ( 0 .3% )
Other Assets and Liabilities, Net 8 .2%
100 .0%
Mexico 10 .2%
Brazil 9 .2%
South Africa 6 .6%
Turkey 5 .6%
Nigeria 4 .3%
Israel 3 .3%
Peru 3 .0%
Others (each less than 3.0%) 49 .9%
92 .1%
Derivatives (0.3%)
Other Assets and Liabilities, Net 8 .2%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 03/25 135 $ 14,453,697 $ 14,351,133 ( $ 102,564 )
CBOT 10 Year U.S. Treasury Notes 03/25 74 8,129,747 8,047,500 (82,247)
Eurex 10 Year Euro BUND 03/25 22 3,122,539 3,040,923 (81,616)
( $ 266,427 )
Short Futures Outstanding
CBOT U.S. Treasury Bond 03/25 44 5,182,281 5,009,125 173,156
Eurex 5 Year Euro BOBL 03/25 65 7,968,437 7,935,541 32,896
$ 206,052
Total Futures Contracts ( $ 60,375 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CLP 4,657,313,517 USD 4,757,215 01/25 HSB $ – ( $ 74,451 )
CNH 22,676,375 USD 3,120,034 01/25 HSB – (29,822)
EUR 2,259,834 HUF 941,800,000 01/25 JPM – (28,835)
EUR 3,561,714 USD 3,775,704 01/25 CIT – (85,260)
EUR 1,543,399 USD 1,634,108 01/25 GSC – (34,926)
EUR 2,487,328 USD 2,618,878 01/25 HSB – (41,651)
HUF 97,100,000 EUR 236,792 01/25 HSB – (966)
HUF 844,700,000 EUR 2,058,150 01/25 JPM – (6,575)
ILS 2,100,000 USD 586,527 01/25 CIT – (8,825)
ILS 5,600,000 USD 1,537,617 01/25 CIT 2,921 –
ILS 6,300,000 USD 1,730,721 01/25 HSB 2,383 –
PEN 4,050,000 USD 1,084,462 01/25 HSB – (6,790)
PLN 4,416,923 USD 1,079,561 01/25 CIT – (10,347)
TRY 162,250,000 USD 4,484,956 01/25 CIT 72,421 –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(f) As of December 31, 2024, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 4,693,323 BRL 28,700,000 01/25 CIT $ 54,152 $ –
USD 447,200 CLP 436,104,560 01/25 CIT 8,712 –
USD 3,119,873 CLP 3,058,100,000 01/25 HSB 45,062 –
USD 11,376,900 CNH 82,236,215 01/25 CIT 170,199 –
USD 14,303,073 EUR 13,563,731 01/25 CIT 247,407 –
USD 900,323 ILS 3,239,735 01/25 GSC 9,085 –
USD 3,335,219 INR 283,658,697 01/25 HSB 24,930 –
USD 3,263,797 MXN 66,051,000 01/25 HSB 100,207 –
USD 807,853 MXN 16,600,000 01/25 JPM 12,777 –
USD 3,945,975 PEN 14,900,000 01/25 HSB – (18,795)
USD 3,739,716 PLN 15,400,000 01/25 CIT 11,805 –
USD 1,220,726 THB 41,700,000 01/25 HSB – (2,830)
USD 553,291 THB 19,000,000 01/25 JPM – (4,205)
USD 1,383,675 TRY 49,950,000 01/25 HSB – (19,351)
USD 7,064,748 ZAR 127,950,000 01/25 HSB 288,950 –
ZAR 59,500,000 USD 3,288,110 01/25 CIT – (137,192)
ZAR 20,326,433 USD 1,116,638 01/25 GSC – (40,219)
Total Forward Foreign Currency Contracts $ 1,051,011 ( $ 551,040 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
12/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Development Bank Q 1.000% 12/20/26 GSC 0.330% $ 3,650,000 ( $ 47,673 ) ( $ 48,665 ) $ 992
China Construction Bank Corp. Q 1.000% 12/20/26 GSC 0.330% 3,600,000 (46,997) (47,998) 1,001
Bank of China Ltd. Q 1.000% 12/20/26 GSC 0.340% 4,100,000 (52,751) (54,665) 1,914
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/26 GSC 0.360% 3,700,000 (46,210) (49,331) 3,121
( $ 193,631 ) ( $ 200,659 ) $ 7,028
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S43 Q 5.000% 12/20/29 ICE $ 4,500,000 ( $ 353,813 ) ( $ 326,250 ) ( $ 27,563 )
a
Total Credit Default Swaps ( $ 547,444 ) ( $ 526,909 ) ( $ 20,535 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 ( $ 2,013,127 ) $ – ( $ 2,013,127 )
8.595% 28 Day MXN TIIE L/L LCH 12/16/26 445,000,000 (310,218) – (310,218)
12.725% Brazil CETIP Interbank Z/Z LCH 01/04/27 BRL 104,173,385 (910,184) (21,797) (888,387)
3.490% 6 Month CZK PRIBOR A/S LCH 12/10/29 CZK 92,000,000 (30,193) – (30,193)
4.370% 6 Month PLN WIBOR S/S LCH 12/18/29 PLN 11,000,000 (73,093) (2,187) (70,906)
3.601% 6 Month CZK PRIBOR A/S LCH 03/19/30 CZK 94,000,000 (11,404) – (11,404)
( $ 3,348,219 ) ( $ 23,984 ) ( $ 3,324,235 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 $ 2,001,798 $ – $ 2,001,798
8.595% 28 Day MXN TIIE L/L LCH 12/16/26 396,892,583 275,813 184,844 90,969
8.840% 28 Day MXN TIIE L/L LCH 12/05/34 94,557,000 164,123 24,277 139,846
$ 2,441,734 $ 209,121 $ 2,232,613
a –
Total Interest Rate Swaps ( $ 906,485 ) $ 185,137 ( $ 1,091,622 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/06/25 $ 1,052,580 $ 111,789 $ – $ 111,789
Nigeria Treasury Bills
1 Day USD Fed
Funds + 0.000% Q CIT 03/10/25 152,439 27,616 – 27,616
Nigeria Treasury Bills
1 Day USD Fed
Funds + 0.000% Z CIT 03/17/25 680,851 148,255 – 148,255
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 05/20/25 118,539 9,750 – 9,750
Egypt Treasury Bills SOFR + 0.750% Z JPM 09/18/25 739,726 3,009 – 3,009
Nigeria OMO Bills
1 Day USD Fed
Funds + 0.000% Z CIT 12/02/25 62,741 11,485 – 11,485
Nigerian Treasury Bills SOFR + 0.850% Q JPM 12/09/25 277,830 15,867 – 15,867
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,732 (65,476) – (65,476)
$ 262,295 $ – $ 262,295
Total Swap Agreements ( $ 1,191,634 ) ( $ 341,772 ) ( $ 849,862 )

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(g) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 334,799
Liabilities (200,659) (65,476)
Centrally Cleared Swap Agreements (1)
Assets 209,121 2,232,613
Liabilities (350,234) (3,351,798)
( $ 341,772 ) ( $ 849,862 )
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 47,841,547 $ – $ 47,841,547 $ –
Foreign Government Bonds & Notes 60,965,361 – 60,965,361 –
Derivatives:
Credit Contracts
Swaps 7,028 – 7,028 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 1,051,011 – 1,051,011 –
Interest Rate Contracts
Futures 206,052 206,052 – –
Swaps 2,560,384 – 2,560,384 –
Total Interest Rate Contracts 2,766,436 206,052 2,560,384 –
Total Asset - Derivatives 3,824,475 206,052 3,618,423 –
Total Assets 112,631,383 206,052 112,425,331 –
Liabilities Derivatives:
Credit Contracts
Swaps (27,563) – (27,563) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (551,040) – (551,040) –
Interest Rate Contracts
Futures (266,427) (266,427) – –
Swaps (3,389,711) – (3,389,711) –
Total Interest Rate Contracts (3,656,138) (266,427) (3,389,711) –
Total Liabilities - Derivatives (4,234,741) (266,427) (3,968,314) –
Total Liabilities (4,234,741) (266,427) (3,968,314) –
Total $ 108,396,642 ( $ 60,375 ) $ 108,457,017 $ –

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.3%
Basic Materials - 2.4%
spacing
Linde PLC 19,912 $ 8,336,557
RPM International, Inc. 15,642 1,924,904
Sherwin-Williams Co. 17,549 5,965,432
16,226,893
Communications - 1.2%
spacing
T-Mobile U.S., Inc. 36,320 8,016,914
Consumer, Cyclical - 9.9%
spacing
Costco Wholesale Corp. 4,429 4,058,160
Cummins, Inc. 6,412 2,235,223
Dollar General Corp. 13,133 995,744
Hilton Worldwide Holdings, Inc. 36,478 9,015,902
Home Depot, Inc. 24,058 9,358,321
Marriott International, Inc. Class A  7,573 2,112,413
McDonald's Corp. 24,107 6,988,378
NIKE, Inc. Class B  34,652 2,622,117
Ross Stores, Inc. 60,499 9,151,684
Target Corp. 20,154 2,724,418
Tractor Supply Co. 50,525 2,680,857
Walmart, Inc. 125,809 11,366,843
Yum! Brands, Inc. 27,243 3,654,921
66,964,981
Consumer, Non-Cyclical - 21.9%
spacing
AbbVie, Inc. 38,635 6,865,440
AstraZeneca PLC ADR (United Kingdom)  108,513 7,109,772
Automatic Data Processing, Inc. 14,369 4,206,237
Avery Dennison Corp. 24,950 4,668,894
Becton Dickinson & Co. 31,397 7,123,037
Booz Allen Hamilton Holding Corp. 5,000 643,500
Cigna Group 10,799 2,982,036
Coca-Cola Co. 135,289 8,423,093
Colgate-Palmolive Co. 74,729 6,793,613
Constellation Brands, Inc. Class A  7,634 1,687,114
Danaher Corp. 29,866 6,855,740
Elevance Health, Inc. 12,603 4,649,247
Eli Lilly & Co. 14,901 11,503,572
Equifax, Inc. 8,008 2,040,839
GE HealthCare Technologies, Inc. 45,212 3,534,674
Johnson & Johnson 7,640 1,104,897
Kenvue, Inc. 328,329 7,009,824
McKesson Corp. 14,342 8,173,649
Mondelez International, Inc. Class A  82,568 4,931,787
PepsiCo, Inc. 22,869 3,477,460
Philip Morris International, Inc. 43,531 5,238,956
Quest Diagnostics, Inc. 20,600 3,107,716
S&P Global, Inc. 8,058 4,013,126
Stryker Corp. 20,565 7,404,428
Thermo Fisher Scientific, Inc. 20,239 10,528,935
UnitedHealth Group, Inc. 21,233 10,740,925
Zoetis, Inc. 21,103 3,438,312
148,256,823
Energy - 4.7%
spacing
ConocoPhillips 56,061 5,559,569
EOG Resources, Inc. 35,382 4,337,126
EQT Corp. 85,858 3,958,913
Exxon Mobil Corp. 81,117 8,725,756
Schlumberger NV 141,001 5,405,978
a Shares Value
Williams Cos., Inc. 66,769 $ 3,613,538
31,600,880
Financial - 20.3%
spacing
American Express Co. 33,870 10,052,277
American Tower Corp. REIT 26,112 4,789,202
Aon PLC Class A  7,902 2,838,082
Bank of America Corp. 235,739 10,360,729
Charles Schwab Corp. 104,446 7,730,048
Chubb Ltd. 52,770 14,580,351
Equity Residential REIT 101,981 7,318,157
Goldman Sachs Group, Inc. 7,543 4,319,273
Hartford Financial Services Group, Inc. 47,938 5,244,417
JPMorgan Chase & Co. 72,224 17,312,815
Marsh & McLennan Cos., Inc. 56,386 11,976,950
Morgan Stanley 65,812 8,273,885
Progressive Corp. 31,297 7,499,074
Rexford Industrial Realty, Inc. REIT 48,392 1,870,835
Visa, Inc. Class A  56,984 18,009,223
Wells Fargo & Co. 70,611 4,959,717
137,135,035
Industrial - 15.0%
spacing
Amphenol Corp. Class A  123,033 8,544,642
Ball Corp. 24,143 1,331,004
CSX Corp. 128,002 4,130,625
Deere & Co. 11,600 4,914,920
GE Vernova, Inc. 11,398 3,749,144
General Electric Co. 74,252 12,384,491
Honeywell International, Inc. 36,525 8,250,632
Howmet Aerospace, Inc. 69,659 7,618,605
Illinois Tool Works, Inc. 9,447 2,395,381
Northrop Grumman Corp. 13,577 6,371,550
Old Dominion Freight Line, Inc. 24,676 4,352,846
Otis Worldwide Corp. 27,983 2,591,506
Rockwell Automation, Inc. 13,202 3,773,000
Schneider Electric SE 20,535 5,112,307
Stanley Black & Decker, Inc. 28,932 2,322,950
TE Connectivity PLC (Switzerland)  32,237 4,608,924
Toro Co. 9,049 724,825
Trane Technologies PLC 13,594 5,020,944
Union Pacific Corp. 28,088 6,405,187
Waste Connections, Inc. 41,606 7,138,757
101,742,240
Technology - 19.8%
spacing
Accenture PLC Class A (Ireland)  26,814 9,432,897
Analog Devices, Inc. 31,209 6,630,664
Apple, Inc. 156,770 39,258,343
Applied Materials, Inc. 34,413 5,596,586
Broadridge Financial Solutions, Inc. 33,992 7,685,251
KLA Corp. 10,667 6,721,490
Microchip Technology, Inc. 42,350 2,428,773
Microsoft Corp. 93,688 39,489,492
QUALCOMM, Inc. 20,342 3,124,938
Roper Technologies, Inc. 17,847 9,277,763
Texas Instruments, Inc. 20,991 3,936,023
133,582,220
Utilities - 3.1%
spacing
Ameren Corp. 78,568 7,003,551
Atmos Energy Corp. 32,511 4,527,807
CMS Energy Corp. 74,285 4,951,095

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
NextEra Energy, Inc. 58,930 $ 4,224,692
20,707,145
Total Common Stocks
    (Cost $478,678,286) 664,233,131
TOTAL INVESTMENTS - 98.3%
(Cost $478,678,286) 664,233,131
OTHER ASSETS & LIABILITIES, NET - 1.7% 11,597,401
NET ASSETS - 100.0% $ 675,830,532
Consumer, Non-Cyclical 21 .9%
Financial 20 .3%
Technology 19 .8%
Industrial 15 .0%
Consumer, Cyclical 9 .9%
Energy 4 .7%
Utilities 3 .1%
Others (each less than 3.0%) 3 .6%
98 .3%
Other Assets & Liabilities, Net 1 .7%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 16,226,893 $ 16,226,893 $ – $ –
Communications 8,016,914 8,016,914 – –
Consumer, Cyclical 66,964,981 66,964,981 – –
Consumer, Non-Cyclical 148,256,823 148,256,823 – –
Energy 31,600,880 31,600,880 – –
Financial 137,135,035 137,135,035 – –
Industrial 101,742,240 96,629,933 5,112,307 –
Technology 133,582,220 133,582,220 – –
Utilities 20,707,145 20,707,145 – –
Total Common Stocks 664,233,131 659,120,824 5,112,307 –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.8%
Basic Materials - 1.5%
spacing
Air Products & Chemicals, Inc. 22,284 $ 6,463,251
Albemarle Corp. 11,781 1,014,108
Celanese Corp. 10,995 760,964
CF Industries Holdings, Inc. 17,686 1,508,969
Dow, Inc. 70,257 2,819,413
DuPont de Nemours, Inc. 41,848 3,190,910
Eastman Chemical Co. 11,194 1,022,236
Ecolab, Inc. 25,383 5,947,745
FMC Corp. 11,862 576,612
Freeport-McMoRan, Inc. 144,023 5,484,396
International Flavors & Fragrances, Inc. 25,626 2,166,678
International Paper Co. 34,819 1,873,959
Linde PLC 47,757 19,994,423
LyondellBasell Industries NV Class A  26,068 1,936,070
Mosaic Co. 31,939 785,061
Newmont Corp. 115,012 4,280,747
Nucor Corp. 23,790 2,776,531
PPG Industries, Inc. 23,385 2,793,338
Sherwin-Williams Co. 23,262 7,907,452
Steel Dynamics, Inc. 14,384 1,640,783
74,943,646
Communications - 15.5%
spacing
Airbnb, Inc. Class A * 44,104 5,795,707
Alphabet, Inc. Class A  586,027 110,934,911
Alphabet, Inc. Class C  477,331 90,902,916
Amazon.com, Inc. * 938,602 205,919,893
Arista Networks, Inc. * 103,289 11,416,533
AT&T, Inc. 718,709 16,365,004
Booking Holdings, Inc. 3,319 16,490,186
CDW Corp. 13,389 2,330,222
Charter Communications, Inc. Class A * 9,729 3,334,809
Cisco Systems, Inc. 399,780 23,666,976
Comcast Corp. Class A  382,838 14,367,910
Corning, Inc. 77,194 3,668,259
eBay, Inc. 49,015 3,036,479
Expedia Group, Inc. * 12,495 2,328,193
F5, Inc. * 5,648 1,420,303
FactSet Research Systems, Inc. 3,813 1,831,308
Fox Corp. Class A  22,517 1,093,876
Fox Corp. Class B  14,368 657,192
Gen Digital, Inc. 54,293 1,486,542
GoDaddy, Inc. Class A * 14,130 2,788,838
Interpublic Group of Cos., Inc. 36,313 1,017,490
Juniper Networks, Inc. 31,919 1,195,367
Match Group, Inc. * 25,698 840,582
Meta Platforms, Inc. Class A  218,644 128,018,248
Motorola Solutions, Inc. 16,723 7,729,872
Netflix, Inc. * 43,017 38,341,912
News Corp. Class A  37,921 1,044,344
News Corp. Class B  11,270 342,946
Omnicom Group, Inc. 19,611 1,687,330
Palo Alto Networks, Inc. * 64,912 11,811,388
Paramount Global Class B  56,064 586,429
T-Mobile U.S., Inc. 49,120 10,842,258
Uber Technologies, Inc. * 210,587 12,702,608
VeriSign, Inc. * 8,413 1,741,155
Verizon Communications, Inc. 421,941 16,873,421
Walt Disney Co. 181,785 20,241,760
a Shares Value
Warner Bros Discovery, Inc. * 223,648 $ 2,363,959
777,217,126
Consumer, Cyclical - 9.0%
spacing
Aptiv PLC * (Jersey)  26,252 1,587,721
AutoZone, Inc. * 1,712 5,481,824
Best Buy Co., Inc. 19,676 1,688,201
BorgWarner, Inc. 22,524 716,038
Caesars Entertainment, Inc. * 21,660 723,877
CarMax, Inc. * 15,645 1,279,135
Carnival Corp. * 101,258 2,523,349
Chipotle Mexican Grill, Inc. * 137,269 8,277,321
Copart, Inc. * 87,775 5,037,407
Costco Wholesale Corp. 44,438 40,717,206
Cummins, Inc. 13,737 4,788,718
Darden Restaurants, Inc. 11,874 2,216,757
Deckers Outdoor Corp. * 15,282 3,103,621
Delta Air Lines, Inc. 64,276 3,888,698
Dollar General Corp. 22,041 1,671,149
Dollar Tree, Inc. * 20,252 1,517,685
Domino's Pizza, Inc. 3,506 1,471,678
DR Horton, Inc. 29,413 4,112,526
Fastenal Co. 57,399 4,127,562
Ford Motor Co. 391,357 3,874,434
General Motors Co. 109,643 5,840,683
Genuine Parts Co. 13,965 1,630,553
Hasbro, Inc. 12,725 711,455
Hilton Worldwide Holdings, Inc. 24,701 6,105,099
Home Depot, Inc. 99,394 38,663,272
Las Vegas Sands Corp. 35,431 1,819,736
Lennar Corp. Class A  24,227 3,303,836
Live Nation Entertainment, Inc. * 16,213 2,099,583
LKQ Corp. 25,147 924,152
Lowe's Cos., Inc. 57,117 14,096,476
Lululemon Athletica, Inc. * 11,132 4,256,988
Marriott International, Inc. Class A  23,421 6,533,054
McDonald's Corp. 71,903 20,843,961
MGM Resorts International * 21,655 750,346
NIKE, Inc. Class B  120,428 9,112,787
Norwegian Cruise Line Holdings Ltd. * 43,038 1,107,368
NVR, Inc. * 309 2,527,280
O'Reilly Automotive, Inc. * 5,814 6,894,241
PACCAR, Inc. 52,545 5,465,731
Pool Corp. 3,835 1,307,505
PulteGroup, Inc. 20,801 2,265,229
Ralph Lauren Corp. 4,015 927,385
Ross Stores, Inc. 33,436 5,057,864
Royal Caribbean Cruises Ltd. 23,738 5,476,119
Southwest Airlines Co. 60,056 2,019,083
Starbucks Corp. 113,586 10,364,722
Tapestry, Inc. 24,193 1,580,529
Target Corp. 46,372 6,268,567
Tesla, Inc. * 280,101 113,115,988
TJX Cos., Inc. 113,280 13,685,357
Tractor Supply Co. 54,060 2,868,424
Ulta Beauty, Inc. * 4,783 2,080,270
United Airlines Holdings, Inc. * 32,961 3,200,513
Walgreens Boots Alliance, Inc. 64,591 602,634
Walmart, Inc. 435,372 39,335,860
WW Grainger, Inc. 4,454 4,694,739
Wynn Resorts Ltd. 9,073 781,730
Yum! Brands, Inc. 28,183 3,781,031
450,905,057

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Consumer, Non-Cyclical - 15.3%
spacing
Abbott Laboratories 174,398 $ 19,726,158
AbbVie, Inc. 177,049 31,461,607
Agilent Technologies, Inc. 29,245 3,928,773
Align Technology, Inc. * 7,038 1,467,493
Altria Group, Inc. 171,023 8,942,793
Amgen, Inc. 53,859 14,037,810
Archer-Daniels-Midland Co. 47,927 2,421,272
Automatic Data Processing, Inc. 40,875 11,965,339
Avery Dennison Corp. 8,071 1,510,326
Baxter International, Inc. 51,138 1,491,184
Becton Dickinson & Co. 28,972 6,572,878
Bio-Techne Corp. 15,581 1,122,299
Biogen, Inc. * 14,600 2,232,632
Boston Scientific Corp. * 147,609 13,184,436
Bristol-Myers Squibb Co. 203,216 11,493,897
Brown-Forman Corp. Class B  16,925 642,811
Bunge Global SA 13,589 1,056,681
Campbell's Co. 19,387 811,928
Cardinal Health, Inc. 24,442 2,890,755
Cencora, Inc. 17,486 3,928,754
Centene Corp. * 50,061 3,032,695
Charles River Laboratories International,
Inc. * 5,633 1,039,852
Church & Dwight Co., Inc. 24,539 2,569,479
Cigna Group 28,021 7,737,719
Cintas Corp. 34,342 6,274,283
Clorox Co. 12,415 2,016,320
Coca-Cola Co. 388,799 24,206,626
Colgate-Palmolive Co. 81,901 7,445,620
Conagra Brands, Inc. 48,018 1,332,499
Constellation Brands, Inc. Class A  15,705 3,470,805
Cooper Cos., Inc. * 19,959 1,834,831
Corpay, Inc. * 6,960 2,355,403
Corteva, Inc. 69,387 3,952,283
CVS Health Corp. 126,093 5,660,315
Danaher Corp. 64,428 14,789,447
DaVita, Inc. * 4,625 691,669
Dexcom, Inc. * 40,167 3,123,788
Edwards Lifesciences Corp. * 58,302 4,316,097
Elevance Health, Inc. 23,244 8,574,712
Eli Lilly & Co. 79,071 61,042,812
Equifax, Inc. 12,403 3,160,905
Estee Lauder Cos., Inc. Class A  23,357 1,751,308
GE HealthCare Technologies, Inc. 45,795 3,580,253
General Mills, Inc. 55,793 3,557,920
Gilead Sciences, Inc. 124,792 11,527,037
Global Payments, Inc. 25,503 2,857,866
HCA Healthcare, Inc. 18,124 5,439,919
Henry Schein, Inc. * 12,094 836,905
Hershey Co. 14,802 2,506,719
Hologic, Inc. * 23,282 1,678,399
Hormel Foods Corp. 27,897 875,129
Humana, Inc. 12,068 3,061,772
IDEXX Laboratories, Inc. * 8,250 3,410,880
Incyte Corp. * 15,667 1,082,120
Insulet Corp. * 7,028 1,834,800
Intuitive Surgical, Inc. * 35,554 18,557,766
IQVIA Holdings, Inc. * 17,359 3,411,217
J.M. Smucker Co. 11,318 1,246,338
Johnson & Johnson 241,290 34,895,360
Kellanova 26,891 2,177,364
Kenvue, Inc. 191,967 4,098,495
a Shares Value
Keurig Dr. Pepper, Inc. 112,850 $ 3,624,742
Kimberly-Clark Corp. 33,760 4,423,910
Kraft Heinz Co. 88,413 2,715,163
Kroger Co. 66,561 4,070,205
Labcorp Holdings, Inc. 8,416 1,929,957
Lamb Weston Holdings, Inc. 14,401 962,419
MarketAxess Holdings, Inc. 3,717 840,191
McCormick & Co., Inc. 25,261 1,925,899
McKesson Corp. 12,724 7,251,535
Medtronic PLC 128,561 10,269,453
Merck & Co., Inc. 254,076 25,275,480
Moderna, Inc. * 33,145 1,378,169
Molina Healthcare, Inc. * 5,874 1,709,628
Molson Coors Beverage Co. Class B  17,610 1,009,405
Mondelez International, Inc. Class A  133,894 7,997,489
Monster Beverage Corp. * 70,693 3,715,624
Moody's Corp. 15,697 7,430,489
PayPal Holdings, Inc. * 100,550 8,581,942
PepsiCo, Inc. 137,680 20,935,621
Pfizer, Inc. 568,001 15,069,066
Philip Morris International, Inc. 155,845 18,755,946
Procter & Gamble Co. 235,958 39,558,359
Quanta Services, Inc. 14,768 4,667,426
Quest Diagnostics, Inc. 11,158 1,683,296
Regeneron Pharmaceuticals, Inc. * 10,637 7,577,054
ResMed, Inc. 14,728 3,368,146
Revvity, Inc. 12,363 1,379,834
Rollins, Inc. 28,156 1,305,031
S&P Global, Inc. 32,095 15,984,273
Solventum Corp. * 13,402 885,336
STERIS PLC 9,885 2,031,961
Stryker Corp. 34,366 12,373,478
Sysco Corp. 49,291 3,768,790
Teleflex, Inc. 4,469 795,393
Thermo Fisher Scientific, Inc. 38,289 19,919,086
Tyson Foods, Inc. Class A  28,649 1,645,599
United Rentals, Inc. 6,675 4,702,137
UnitedHealth Group, Inc. 92,559 46,821,896
Universal Health Services, Inc. Class B  5,740 1,029,871
Verisk Analytics, Inc. 14,276 3,932,039
Vertex Pharmaceuticals, Inc. * 25,871 10,418,252
Viatris, Inc. 119,632 1,489,418
Waters Corp. * 5,950 2,207,331
West Pharmaceutical Services, Inc. 7,271 2,381,689
Zimmer Biomet Holdings, Inc. 20,413 2,156,225
Zoetis, Inc. 45,412 7,398,977
767,258,783
Energy - 3.2%
spacing
APA Corp. 34,517 796,998
Baker Hughes Co. 99,576 4,084,608
Chevron Corp. 167,623 24,278,515
ConocoPhillips 130,696 12,961,122
Coterra Energy, Inc. 74,101 1,892,540
Devon Energy Corp. 62,767 2,054,364
Diamondback Energy, Inc. 18,779 3,076,564
Enphase Energy, Inc. * 13,574 932,262
EOG Resources, Inc. 56,994 6,986,324
EQT Corp. 59,542 2,745,482
Exxon Mobil Corp. 440,809 47,417,824
First Solar, Inc. * 10,730 1,891,055
Halliburton Co. 88,490 2,406,043
Hess Corp. 27,703 3,684,776
Kinder Morgan, Inc. 193,547 5,303,188

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Marathon Petroleum Corp. 32,234 $ 4,496,643
Occidental Petroleum Corp. 67,491 3,334,730
ONEOK, Inc. 58,545 5,877,918
Phillips 66 41,955 4,779,933
Schlumberger NV 142,334 5,457,086
Targa Resources Corp. 21,959 3,919,681
Texas Pacific Land Corp. 1,889 2,089,158
Valero Energy Corp. 32,113 3,936,733
Williams Cos., Inc. 122,179 6,612,327
161,015,874
Financial - 14.5%
spacing
Aflac, Inc. 50,521 5,225,892
Alexandria Real Estate Equities, Inc. REIT 15,605 1,522,268
Allstate Corp. 26,466 5,102,380
American Express Co. 56,294 16,707,496
American International Group, Inc. 62,382 4,541,410
American Tower Corp. REIT 46,818 8,586,889
Ameriprise Financial, Inc. 9,842 5,240,176
Aon PLC Class A  21,775 7,820,709
Apollo Global Management, Inc. 44,832 7,404,453
Arch Capital Group Ltd. 37,542 3,467,004
Arthur J Gallagher & Co. 25,010 7,099,089
Assurant, Inc. 5,140 1,095,951
AvalonBay Communities, Inc. REIT 14,236 3,131,493
Bank of America Corp. 669,514 29,425,140
Bank of New York Mellon Corp. 72,005 5,532,144
Berkshire Hathaway, Inc. Class B * 183,609 83,226,288
Blackrock, Inc. 14,601 14,967,631
Blackstone, Inc. 72,177 12,444,758
Brown & Brown, Inc. 23,732 2,421,139
BXP, Inc. REIT 15,602 1,160,165
Camden Property Trust REIT 10,689 1,240,352
Capital One Financial Corp. 38,275 6,825,198
Cboe Global Markets, Inc. 10,488 2,049,355
CBRE Group, Inc. Class A * 30,192 3,963,908
Charles Schwab Corp. 149,740 11,082,257
Chubb Ltd. 37,654 10,403,800
Cincinnati Financial Corp. 15,661 2,250,486
Citigroup, Inc. 191,228 13,460,539
Citizens Financial Group, Inc. 44,935 1,966,356
CME Group, Inc. 36,094 8,382,110
CoStar Group, Inc. * 41,078 2,940,774
Crown Castle, Inc. REIT 43,559 3,953,415
Digital Realty Trust, Inc. REIT 30,849 5,470,453
Discover Financial Services 25,166 4,359,506
Equinix, Inc. REIT 9,517 8,973,484
Equity Residential REIT 34,198 2,454,048
Erie Indemnity Co. Class A  2,444 1,007,490
Essex Property Trust, Inc. REIT 6,436 1,837,092
Everest Group Ltd. 4,338 1,572,351
Extra Space Storage, Inc. REIT 21,243 3,177,953
Federal Realty Investment Trust REIT 6,974 780,739
Fifth Third Bancorp 67,839 2,868,233
Franklin Resources, Inc. 31,577 640,697
Globe Life, Inc. 7,891 880,004
Goldman Sachs Group, Inc. 31,654 18,125,713
Hartford Financial Services Group, Inc. 29,370 3,213,078
Healthpeak Properties, Inc. REIT 70,544 1,429,927
Host Hotels & Resorts, Inc. REIT 70,409 1,233,566
Huntington Bancshares, Inc. 145,584 2,368,652
Intercontinental Exchange, Inc. 57,549 8,575,376
Invesco Ltd. 41,595 727,081
Invitation Homes, Inc. REIT 57,105 1,825,647
a Shares Value
Iron Mountain, Inc. REIT 29,403 $ 3,090,549
JPMorgan Chase & Co. 282,366 67,685,954
KeyCorp 93,030 1,594,534
Kimco Realty Corp. REIT 67,570 1,583,165
KKR & Co., Inc. 67,601 9,998,864
Loews Corp. 18,263 1,546,693
M&T Bank Corp. 16,739 3,147,099
Marsh & McLennan Cos., Inc. 49,291 10,469,901
Mastercard, Inc. Class A  82,211 43,289,846
MetLife, Inc. 58,965 4,828,054
Mid-America Apartment Communities, Inc.
REIT 11,715 1,810,788
Morgan Stanley 124,868 15,698,405
Nasdaq, Inc. 41,478 3,206,664
Northern Trust Corp. 20,211 2,071,628
PNC Financial Services Group, Inc. 39,843 7,683,723
Principal Financial Group, Inc. 21,356 1,653,168
Progressive Corp. 58,704 14,066,065
Prologis, Inc. REIT 92,809 9,809,911
Prudential Financial, Inc. 35,784 4,241,478
Public Storage REIT 15,789 4,727,858
Raymond James Financial, Inc. 18,578 2,885,721
Realty Income Corp. REIT 87,291 4,662,212
Regency Centers Corp. REIT 16,373 1,210,456
Regions Financial Corp. 91,727 2,157,419
SBA Communications Corp. REIT 10,772 2,195,334
Simon Property Group, Inc. REIT 30,719 5,290,119
State Street Corp. 29,932 2,937,826
Synchrony Financial 39,616 2,575,040
T. Rowe Price Group, Inc. 22,313 2,523,377
Travelers Cos., Inc. 22,847 5,503,614
Truist Financial Corp. 134,229 5,822,854
U.S. Bancorp 156,413 7,481,234
UDR, Inc. REIT 30,084 1,305,946
Ventas, Inc. REIT 41,412 2,438,753
VICI Properties, Inc. REIT 104,963 3,065,969
Visa, Inc. Class A  173,321 54,776,369
W.R. Berkley Corp. 30,134 1,763,442
Wells Fargo & Co. 333,933 23,455,454
Welltower, Inc. REIT 58,005 7,310,370
Weyerhaeuser Co. REIT 72,902 2,052,191
Willis Towers Watson PLC 10,180 3,188,783
722,968,945
Industrial - 7.1%
spacing
3M Co. 55,064 7,108,212
A.O. Smith Corp. 13,009 887,344
Allegion PLC 8,733 1,141,228
Amcor PLC 144,874 1,363,264
AMETEK, Inc. 23,208 4,183,474
Amphenol Corp. Class A  120,712 8,383,448
Axon Enterprise, Inc. * 7,196 4,276,727
Ball Corp. 30,428 1,677,496
Boeing Co. * 73,242 12,963,834
Builders FirstSource, Inc. * 11,673 1,668,422
Carrier Global Corp. 84,153 5,744,284
Caterpillar, Inc. 48,604 17,631,587
CH Robinson Worldwide, Inc. 11,756 1,214,630
CSX Corp. 194,329 6,270,997
Deere & Co. 25,688 10,884,006
Dover Corp. 13,778 2,584,753
Eaton Corp. PLC 39,904 13,242,940
Emerson Electric Co. 57,405 7,114,202
Expeditors International of Washington, Inc. 14,146 1,566,952

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
FedEx Corp. 22,590 $ 6,355,245
Fortive Corp. 35,116 2,633,700
Garmin Ltd. 15,413 3,179,085
GE Vernova, Inc. 27,545 9,060,377
Generac Holdings, Inc. * 6,029 934,796
General Dynamics Corp. 25,848 6,810,690
General Electric Co. 108,686 18,127,738
Honeywell International, Inc. 65,272 14,744,292
Howmet Aerospace, Inc. 40,911 4,474,436
Hubbell, Inc. 5,381 2,254,047
Huntington Ingalls Industries, Inc. 3,801 718,275
IDEX Corp. 7,588 1,588,093
Illinois Tool Works, Inc. 27,081 6,866,658
Ingersoll Rand, Inc. 40,443 3,658,474
Jabil, Inc. 11,371 1,636,287
Jacobs Solutions, Inc. 12,551 1,677,065
JB Hunt Transport Services, Inc. 8,076 1,378,250
Johnson Controls International PLC 66,958 5,284,995
Keysight Technologies, Inc. * 17,495 2,810,222
L3Harris Technologies, Inc. 19,015 3,998,474
Lennox International, Inc. 3,215 1,958,899
Lockheed Martin Corp. 21,264 10,333,028
Martin Marietta Materials, Inc. 6,126 3,164,079
Masco Corp. 21,876 1,587,541
Mettler-Toledo International, Inc. * 2,127 2,602,767
Mohawk Industries, Inc. * 5,906 703,582
Nordson Corp. 5,397 1,129,268
Norfolk Southern Corp. 22,663 5,319,006
Northrop Grumman Corp. 13,779 6,466,347
Old Dominion Freight Line, Inc. 18,902 3,334,313
Otis Worldwide Corp. 40,150 3,718,291
Packaging Corp. of America 8,937 2,011,987
Parker-Hannifin Corp. 12,884 8,194,611
Pentair PLC 16,589 1,669,517
Republic Services, Inc. 20,462 4,116,545
Rockwell Automation, Inc. 11,373 3,250,290
RTX Corp. 133,336 15,429,642
Smurfit WestRock PLC 49,455 2,663,646
Snap-on, Inc. 5,281 1,792,794
Stanley Black & Decker, Inc. 15,168 1,217,839
TE Connectivity PLC (Switzerland)  30,463 4,355,295
Teledyne Technologies, Inc. * 4,689 2,176,306
Textron, Inc. 18,780 1,436,482
Trane Technologies PLC 22,620 8,354,697
TransDigm Group, Inc. 5,624 7,127,183
Trimble, Inc. * 24,478 1,729,615
Union Pacific Corp. 61,063 13,924,807
United Parcel Service, Inc. Class B  73,423 9,258,640
Veralto Corp. 24,731 2,518,852
Vulcan Materials Co. 13,237 3,404,953
Waste Management, Inc. 36,605 7,386,523
Westinghouse Air Brake Technologies Corp. 17,559 3,329,011
Xylem, Inc. 24,346 2,824,623
356,589,978
Technology - 31.4%
spacing
Accenture PLC Class A (Ireland)  62,786 22,087,487
Adobe, Inc. * 44,444 19,763,358
Advanced Micro Devices, Inc. * 162,228 19,595,520
Akamai Technologies, Inc. * 15,188 1,452,732
Analog Devices, Inc. 49,738 10,567,336
ANSYS, Inc. * 8,759 2,954,674
Apple, Inc. 1,516,051 379,649,491
Applied Materials, Inc. 82,992 13,496,989
a Shares Value
Autodesk, Inc. * 21,595 $ 6,382,834
Broadcom, Inc. 468,438 108,602,666
Broadridge Financial Solutions, Inc. 11,698 2,644,801
Cadence Design Systems, Inc. * 27,446 8,246,425
Cognizant Technology Solutions Corp.
Class A  49,682 3,820,546
Crowdstrike Holdings, Inc. Class A * 23,143 7,918,609
Dayforce, Inc. * 15,237 1,106,816
Dell Technologies, Inc. Class C  28,835 3,322,945
Electronic Arts, Inc. 24,099 3,525,684
EPAM Systems, Inc. * 5,707 1,334,411
Fair Isaac Corp. * 2,458 4,893,706
Fidelity National Information Services, Inc. 54,685 4,416,908
Fiserv, Inc. * 57,708 11,854,377
Fortinet, Inc. * 63,636 6,012,329
Gartner, Inc. * 7,724 3,742,046
Hewlett Packard Enterprise Co. 130,273 2,781,329
HP, Inc. 98,086 3,200,546
Intel Corp. 427,702 8,575,425
International Business Machines Corp. 92,331 20,297,124
Intuit, Inc. 28,020 17,610,570
Jack Henry & Associates, Inc. 7,307 1,280,917
KLA Corp. 13,474 8,490,237
Lam Research Corp. 130,683 9,439,233
Leidos Holdings, Inc. 13,503 1,945,242
Microchip Technology, Inc. 53,777 3,084,111
Micron Technology, Inc. 111,145 9,353,963
Microsoft Corp. 745,050 314,038,575
Monolithic Power Systems, Inc. 4,887 2,891,638
MSCI, Inc. 7,883 4,729,879
NetApp, Inc. 20,605 2,391,828
NVIDIA Corp. 2,460,251 330,387,107
NXP Semiconductors NV (China)  25,533 5,307,034
ON Semiconductor Corp. * 42,936 2,707,115
Oracle Corp. 160,215 26,698,228
Palantir Technologies, Inc. Class A * 201,851 15,265,991
Paychex, Inc. 32,127 4,504,848
Paycom Software, Inc. 4,878 999,844
PTC, Inc. * 12,042 2,214,163
QUALCOMM, Inc. 111,662 17,153,516
Roper Technologies, Inc. 10,745 5,585,788
Salesforce, Inc. 95,883 32,056,563
Seagate Technology Holdings PLC 21,636 1,867,403
ServiceNow, Inc. * 20,648 21,889,358
Skyworks Solutions, Inc. 15,699 1,392,187
Super Micro Computer, Inc. * 50,478 1,538,569
Synopsys, Inc. * 15,358 7,454,159
Take-Two Interactive Software, Inc. * 16,340 3,007,867
Teradyne, Inc. 16,356 2,059,548
Texas Instruments, Inc. 91,519 17,160,728
Tyler Technologies, Inc. * 4,277 2,466,289
Western Digital Corp. * 32,729 1,951,630
Workday, Inc. Class A * 21,363 5,512,295
Zebra Technologies Corp. Class A * 5,170 1,996,757
1,568,680,294
Utilities - 2.3%
spacing
AES Corp. 71,259 917,103
Alliant Energy Corp. 25,647 1,516,764
Ameren Corp. 26,744 2,383,960
American Electric Power Co., Inc. 53,337 4,919,271
American Water Works Co., Inc. 19,532 2,431,539
Atmos Energy Corp. 15,484 2,156,457
CenterPoint Energy, Inc. 65,325 2,072,762

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
CMS Energy Corp. 29,943 $ 1,995,701
Consolidated Edison, Inc. 34,665 3,093,158
Constellation Energy Corp. 31,342 7,011,519
Dominion Energy, Inc. 84,091 4,529,141
DTE Energy Co. 20,751 2,505,683
Duke Energy Corp. 77,381 8,337,029
Edison International 38,708 3,090,447
Entergy Corp. 42,862 3,249,797
Evergy, Inc. 23,050 1,418,727
Eversource Energy 35,822 2,057,257
Exelon Corp. 100,235 3,772,845
FirstEnergy Corp. 51,377 2,043,777
NextEra Energy, Inc. 205,936 14,763,552
NiSource, Inc. 44,956 1,652,583
NRG Energy, Inc. 20,686 1,866,291
PG&E Corp. 214,248 4,323,525
Pinnacle West Capital Corp. 11,354 962,479
PPL Corp. 73,947 2,400,320
Public Service Enterprise Group, Inc. 49,933 4,218,839
Sempra 63,463 5,566,974
Southern Co. 109,599 9,022,190
Vistra Corp. 34,437 4,747,829
WEC Energy Group, Inc. 31,682 2,979,375
Xcel Energy, Inc. 55,881 3,773,085
115,779,979
Total Common Stocks
    (Cost $2,239,103,273) 4,995,359,682
TOTAL INVESTMENTS - 99.8%
(Cost $2,239,103,273) 4,995,359,682
DERIVATIVES - (0.0%) (1,873,348)
OTHER ASSETS & LIABILITIES, NET - 0.2% 10,207,720
NET ASSETS - 100.0% $ 5,003,694,054
Technology 31 .4%
Communications 15 .5%
Consumer, Non-Cyclical 15 .3%
Financial 14 .5%
Consumer, Cyclical 9 .0%
Industrial 7 .1%
Energy 3 .2%
Others (each less than 3.0%) 3 .8%
99 .8%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .2%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/25 229 $ 69,837,686 $ 67,964,338 ( $ 1,873,348 )
a
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 4,995,359,682 $ 4,995,359,682 $ – $ –
Total Assets 4,995,359,682 4,995,359,682 – –
Liabilities Derivatives:
Equity Contracts
Futures (1,873,348) (1,873,348) – –
Total Liabilities (1,873,348) (1,873,348) – –
Total $ 4,993,486,334 $ 4,993,486,334 $ – $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 98.7%
Basic Materials - 1.0%
spacing
Linde PLC 15,174 $ 6,352,899
Communications - 25.3%
spacing
Alphabet, Inc. Class C  170,108 32,395,368
Amazon.com, Inc. * 233,373 51,199,702
Booking Holdings, Inc. 3,995 19,848,838
DoorDash, Inc. Class A * 46,310 7,768,502
MercadoLibre, Inc. * (Brazil)  6,141 10,442,402
Meta Platforms, Inc. Class A  52,733 30,875,699
Shopify, Inc. Class A * (Canada)  65,423 6,956,428
159,486,939
Consumer, Cyclical - 5.2%
spacing
Core & Main, Inc. Class A * 305,061 15,530,655
DraftKings, Inc. Class A * 215,925 8,032,410
Las Vegas Sands Corp. 174,496 8,962,115
32,525,180
Consumer, Non-Cyclical - 14.3%
spacing
Argenx SE ADR * (Netherlands)  17,199 10,577,385
Danaher Corp. 42,917 9,851,597
Eli Lilly & Co. 21,883 16,893,676
Madrigal Pharmaceuticals, Inc. * 19,949 6,155,663
Monster Beverage Corp. * 224,110 11,779,222
REVOLUTION Medicines, Inc. * 71,061 3,108,208
Surgery Partners, Inc. * 460,166 9,741,714
UnitedHealth Group, Inc. 34,056 17,227,568
Vaxcyte, Inc. * 63,239 5,176,745
90,511,778
Financial - 8.8%
spacing
American Tower Corp. REIT 38,943 7,142,536
Intercontinental Exchange, Inc. 58,649 8,739,287
Mastercard, Inc. Class A  60,368 31,787,978
Progressive Corp. 34,243 8,204,965
55,874,766
Industrial - 5.2%
spacing
Deere & Co. 16,739 7,092,314
Howmet Aerospace, Inc. 128,365 14,039,280
Vertiv Holdings Co. Class A  101,080 11,483,699
32,615,293
Technology - 38.9%
spacing
Apple, Inc. 164,203 41,119,715
ASML Holding NV (Netherlands)  14,007 9,707,972
Broadcom, Inc. 42,942 9,955,673
Datadog, Inc. Class A * 58,048 8,294,479
Marvell Technology, Inc. 140,919 15,564,504
Microsoft Corp. 144,003 60,697,264
NVIDIA Corp. 409,517 54,994,038
Oracle Corp. 127,097 21,179,444
PTC, Inc. * 35,531 6,533,085
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  89,790 17,732,627
245,778,801
Total Common Stocks
    (Cost $431,871,723) 623,145,656
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.4%
U.S. Treasury Bills - 1.4%
0.000% due 01/02/25  $ 8,700,000 $ 8,700,000
Total Short-Term Investments
(Cost $8,699,094) 8,700,000
TOTAL INVESTMENTS - 100.1%
(Cost $440,570,817) 631,845,656
OTHER ASSETS & LIABILITIES, NET - (0.1%) (337,899)
NET ASSETS - 100.0% $ 631,507,757
Technology 38 .9%
Communications 25 .3%
Consumer, Non-Cyclical 14 .3%
Financial 8 .8%
Industrial 5 .2%
Consumer, Cyclical 5 .2%
Others (each less than 3.0%) 2 .4%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 623,145,656 $ 623,145,656 $ – $ –
Short-Term Investments 8,700,000 – 8,700,000 –
Total $ 631,845,656 $ 623,145,656 $ 8,700,000 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.5%
Basic Materials - 0.9%
spacing
Linde PLC 38,503 $ 16,120,051
Communications - 21.1%
spacing
Alphabet, Inc. Class A  506,815 95,940,079
Alphabet, Inc. Class C  17,215 3,278,425
Amazon.com, Inc. * 508,915 111,650,862
Meta Platforms, Inc. Class A  170,738 99,968,806
Netflix, Inc. * 26,611 23,718,916
Shopify, Inc. Class A * (Canada)  62,454 6,640,734
Spotify Technology SA * 59,965 26,827,142
368,024,964
Consumer, Cyclical - 6.6%
spacing
Chipotle Mexican Grill, Inc. * 224,908 13,561,952
Hilton Worldwide Holdings, Inc. 101,210 25,015,064
LVMH Moet Hennessy Louis Vuitton SE
(France)  7,096 4,667,697
O'Reilly Automotive, Inc. * 9,460 11,217,668
Tesla, Inc. * 147,669 59,634,649
114,097,030
Consumer, Non-Cyclical - 10.7%
spacing
Block, Inc. * 66,558 5,656,764
Boston Scientific Corp. * 302,434 27,013,405
Colgate-Palmolive Co. 87,974 7,997,716
Danaher Corp. 67,023 15,385,130
Eli Lilly & Co. 24,241 18,714,052
Intuitive Surgical, Inc. * 29,886 15,599,297
Moody's Corp. 16,675 7,893,445
Philip Morris International, Inc. 140,498 16,908,934
Thermo Fisher Scientific, Inc. 38,016 19,777,064
TransUnion 191,793 17,781,129
Verisk Analytics, Inc. 62,346 17,171,959
Vertex Pharmaceuticals, Inc. * 40,836 16,444,657
186,343,552
Energy - 0.8%
spacing
Cheniere Energy, Inc. 65,355 14,042,829
Financial - 10.2%
spacing
Apollo Global Management, Inc. 72,832 12,028,933
ARES Management Corp. Class A  93,810 16,607,184
Arthur J Gallagher & Co. 41,952 11,908,075
CoStar Group, Inc. * 113,456 8,122,315
Goldman Sachs Group, Inc. 18,562 10,628,972
KKR & Co., Inc. 219,614 32,483,107
Mastercard, Inc. Class A  109,988 57,916,381
Visa, Inc. Class A  90,988 28,755,848
178,450,815
Industrial - 8.2%
spacing
AMETEK, Inc. 7,063 1,273,176
Amphenol Corp. Class A  379,232 26,337,663
Eaton Corp. PLC 92,192 30,595,759
GE Vernova, Inc. 34,316 11,287,562
General Electric Co. 92,747 15,469,272
Howmet Aerospace, Inc. 171,855 18,795,781
Trane Technologies PLC 32,060 11,841,361
Vertiv Holdings Co. Class A  77,670 8,824,089
a Shares Value
Vulcan Materials Co. 74,116 $ 19,064,859
143,489,522
Technology - 40.2%
spacing
Apple, Inc. 403,358 101,008,910
ASML Holding NV (Netherlands)  17,258 11,961,175
Atlassian Corp. Class A * 57,432 13,977,800
Autodesk, Inc. * 76,609 22,643,322
Broadcom, Inc. 46,660 10,817,654
Cadence Design Systems, Inc. * 42,742 12,842,261
Datadog, Inc. Class A * 55,058 7,867,238
Fiserv, Inc. * 55,444 11,389,307
Gartner, Inc. * 31,324 15,175,538
Guidewire Software, Inc. * 18,195 3,067,313
Intuit, Inc. 25,855 16,249,868
KLA Corp. 12,454 7,847,514
Lam Research Corp. 26,333 1,902,033
Manhattan Associates, Inc. * 23,753 6,419,011
Marvell Technology, Inc. 107,915 11,919,212
Microsoft Corp. 432,700 182,383,050
MSCI, Inc. 15,438 9,262,954
NVIDIA Corp. 1,096,242 147,214,338
Salesforce, Inc. 68,395 22,866,500
ServiceNow, Inc. * 29,015 30,759,382
Synopsys, Inc. * 31,279 15,181,575
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  93,671 18,499,086
Take-Two Interactive Software, Inc. * 69,571 12,806,630
Veeva Systems, Inc. Class A * 32,456 6,823,874
700,885,545
Utilities - 0.8%
spacing
NextEra Energy, Inc. 40,530 2,905,596
Vistra Corp. 84,850 11,698,269
14,603,865
Total Common Stocks
    (Cost $1,076,695,957) 1,736,058,173
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank Discount Notes
4.257% due 01/02/25  $ 9,708,000 9,705,735
Total Short-Term Investments
(Cost $9,706,894) 9,705,735
TOTAL INVESTMENTS - 100.1%
(Cost $1,086,402,851) 1,745,763,908
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,507,256)
NET ASSETS - 100.0% $ 1,744,256,652

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Technology 40 .2%
Communications 21 .1%
Consumer, Non-Cyclical 10 .7%
Financial 10 .2%
Industrial 8 .2%
Consumer, Cyclical 6 .6%
Others (each less than 3.0%) 3 .1%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 16,120,051 $ 16,120,051 $ – $ –
Communications 368,024,964 368,024,964 – –
Consumer, Cyclical 114,097,030 109,429,333 4,667,697 –
Consumer, Non-Cyclical 186,343,552 186,343,552 – –
Energy 14,042,829 14,042,829 – –
Financial 178,450,815 178,450,815 – –
Industrial 143,489,522 143,489,522 – –
Technology 700,885,545 700,885,545 – –
Utilities 14,603,865 14,603,865 – –
Total Common Stocks 1,736,058,173 1,731,390,476 4,667,697 –
Short-Term Investments 9,705,735 – 9,705,735 –
Total $ 1,745,763,908 $ 1,731,390,476 $ 14,373,432 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 1.7%
spacing
Dow, Inc. 32,825 $ 1,317,267
Linde PLC 7,680 3,215,386
LyondellBasell Industries NV Class A  11,525 855,962
Nucor Corp. 3,094 361,101
PPG Industries, Inc. ‡ 7,565 903,639
Sherwin-Williams Co. 1,137 386,500
7,039,855
Communications - 14.6%
spacing
Alphabet, Inc. Class A ‡ 50,281 9,518,193
Alphabet, Inc. Class C ‡ 32,495 6,188,348
Amazon.com, Inc. * ‡ 88,799 19,481,613
Arista Networks, Inc. * 8,602 950,779
AT&T, Inc. 66,452 1,513,112
Booking Holdings, Inc. ‡ 421 2,091,705
Charter Communications, Inc. Class A * ‡ 2,639 904,570
Comcast Corp. Class A ‡ 68,832 2,583,265
DoorDash, Inc. Class A * 2,837 475,907
Expedia Group, Inc. * 6,722 1,252,510
Meta Platforms, Inc. Class A ‡ 21,532 12,607,201
Motorola Solutions, Inc. 1,433 662,376
Sirius XM Holdings, Inc. 10,734 244,735
Uber Technologies, Inc. * ‡ 32,881 1,983,382
Walt Disney Co. 16,623 1,850,971
62,308,667
Consumer, Cyclical - 8.6%
spacing
Aptiv PLC * (Jersey)  7,540 456,019
AutoZone, Inc. * ‡ 891 2,852,982
Best Buy Co., Inc. ‡ 9,187 788,245
Burlington Stores, Inc. * 4,102 1,169,316
Carnival Corp. * 24,645 614,153
Chipotle Mexican Grill, Inc. * ‡ 35,322 2,129,917
Costco Wholesale Corp. ‡ 2,426 2,222,871
Delta Air Lines, Inc. 14,880 900,240
Hilton Worldwide Holdings, Inc. 7,782 1,923,399
Lennar Corp. Class A  4,183 570,436
LKQ Corp. 2,331 85,664
Lowe's Cos., Inc. ‡ 16,762 4,136,862
McDonald's Corp. ‡ 13,451 3,899,310
PACCAR, Inc. 6,672 694,021
Ross Stores, Inc. 15,088 2,282,362
Royal Caribbean Cruises Ltd. 3,727 859,782
Tesla, Inc. * ‡ 21,518 8,689,829
Warner Music Group Corp. Class A  13,374 414,594
Yum! Brands, Inc. ‡ 15,511 2,080,956
36,770,958
Consumer, Non-Cyclical - 14.1%
spacing
Abbott Laboratories 6,888 779,102
AbbVie, Inc. ‡ 28,413 5,048,990
Altria Group, Inc. ‡ 14,732 770,336
Baxter International, Inc. 7,530 219,575
Biogen, Inc. * 3,053 466,865
Block, Inc. * 7,412 629,946
Boston Scientific Corp. * ‡ 24,915 2,225,408
Bristol-Myers Squibb Co. ‡ 49,856 2,819,855
Church & Dwight Co., Inc. 12,360 1,294,216
Cigna Group 4,521 1,248,429
Coca-Cola Co. ‡ 42,555 2,649,474
a Shares Value
Corpay, Inc. * 5,359 $ 1,813,593
Danaher Corp. ‡ 5,242 1,203,301
Edwards Lifesciences Corp. * 4,376 323,955
Eli Lilly & Co. ‡ 5,969 4,608,068
Estee Lauder Cos., Inc. Class A  3,383 253,657
HCA Healthcare, Inc. 1,370 411,206
Humana, Inc. 2,465 625,395
Johnson & Johnson ‡ 14,228 2,057,653
Kenvue, Inc. 46,152 985,345
Keurig Dr. Pepper, Inc. 26,731 858,600
McKesson Corp. 1,115 635,450
Medtronic PLC 23,185 1,852,018
Merck & Co., Inc. ‡ 10,409 1,035,487
Mondelez International, Inc. Class A ‡ 47,625 2,844,641
Neurocrine Biosciences, Inc. * 2,600 354,900
PepsiCo, Inc. ‡ 25,875 3,934,553
Philip Morris International, Inc. ‡ 10,495 1,263,073
Regeneron Pharmaceuticals, Inc. * ‡ 2,917 2,077,867
Sarepta Therapeutics, Inc. * 1,264 153,690
Stryker Corp. 8,201 2,952,770
Thermo Fisher Scientific, Inc. ‡ 7,175 3,732,650
United Rentals, Inc. 558 393,078
UnitedHealth Group, Inc. ‡ 11,426 5,779,956
Vertex Pharmaceuticals, Inc. * ‡ 4,669 1,880,206
WEX, Inc. * 1,185 207,754
60,391,062
Energy - 3.1%
spacing
Baker Hughes Co. 26,304 1,078,990
ConocoPhillips ‡ 30,642 3,038,767
Diamondback Energy, Inc. ‡ 7,141 1,169,910
EOG Resources, Inc. ‡ 14,841 1,819,210
Exxon Mobil Corp. ‡ 57,860 6,224,000
13,330,877
Financial - 14.7%
spacing
Alexandria Real Estate Equities, Inc. REIT 2,112 206,026
American Express Co. 3,937 1,168,462
Ameriprise Financial, Inc. 2,818 1,500,388
Aon PLC Class A  5,988 2,150,650
Arthur J Gallagher & Co. 6,414 1,820,614
Bank of America Corp. ‡ 112,122 4,927,762
Berkshire Hathaway, Inc. Class B * ‡ 13,899 6,300,139
Charles Schwab Corp. 22,280 1,648,943
Citigroup, Inc. 18,781 1,321,995
CME Group, Inc. 10,682 2,480,681
Digital Realty Trust, Inc. REIT 9,156 1,623,633
Equinix, Inc. REIT 306 288,524
Equity LifeStyle Properties, Inc. REIT 11,190 745,254
Fifth Third Bancorp 41,591 1,758,467
Goldman Sachs Group, Inc. ‡ 5,353 3,065,235
KKR & Co., Inc. 6,043 893,820
Mastercard, Inc. Class A ‡ 13,988 7,365,661
MetLife, Inc. 5,595 458,119
Principal Financial Group, Inc. 6,369 493,024
Progressive Corp. ‡ 11,959 2,865,496
Prologis, Inc. REIT 15,232 1,610,022
SBA Communications Corp. REIT 5,935 1,209,553
Truist Financial Corp. ‡ 51,032 2,213,768
U.S. Bancorp 27,896 1,334,266
Ventas, Inc. REIT 28,042 1,651,393
Visa, Inc. Class A ‡ 20,876 6,597,651
Wells Fargo & Co. ‡ 56,291 3,953,880

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$151,885,623 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and options contracts.
a Shares Value
Welltower, Inc. REIT 8,434 $ 1,062,937
62,716,363
Industrial - 7.4%
spacing
AMETEK, Inc. 1,467 264,441
Carrier Global Corp. 25,863 1,765,408
Caterpillar, Inc. 3,996 1,449,589
CSX Corp. 49,077 1,583,715
Deere & Co. ‡ 6,658 2,820,995
Eaton Corp. PLC 4,454 1,478,149
FedEx Corp. 4,777 1,343,913
Honeywell International, Inc. ‡ 13,888 3,137,160
Howmet Aerospace, Inc. 23,097 2,526,119
Ingersoll Rand, Inc. 9,314 842,544
Martin Marietta Materials, Inc. 1,313 678,164
Masco Corp. ‡ 14,524 1,054,007
Northrop Grumman Corp. 1,488 698,304
Otis Worldwide Corp. ‡ 21,149 1,958,609
TE Connectivity PLC (Switzerland)  2,631 376,154
Textron, Inc. 14,441 1,104,592
Trane Technologies PLC 9,911 3,660,628
TransDigm Group, Inc. 1,732 2,194,929
Union Pacific Corp. ‡ 3,071 700,311
United Parcel Service, Inc. Class B ‡ 17,106 2,157,067
31,794,798
Technology - 31.6%
spacing
Accenture PLC Class A (Ireland)  2,428 854,146
Adobe, Inc. * 1,301 578,529
Advanced Micro Devices, Inc. * 13,820 1,669,318
Analog Devices, Inc. ‡ 14,568 3,095,117
Apple, Inc. ‡ 122,812 30,754,581
Broadcom, Inc. ‡ 31,743 7,359,297
Cadence Design Systems, Inc. * 2,332 700,673
Cognizant Technology Solutions Corp.
Class A  25,794 1,983,559
Fair Isaac Corp. * 212 422,077
Fidelity National Information Services, Inc. 25,055 2,023,692
Hewlett Packard Enterprise Co. 35,876 765,953
Intuit, Inc. ‡ 2,843 1,786,826
Lam Research Corp. 20,918 1,510,907
Leidos Holdings, Inc. ‡ 10,243 1,475,607
Marvell Technology, Inc. 2,884 318,538
Micron Technology, Inc. 22,108 1,860,609
Microsoft Corp. ‡ 70,771 29,829,976
NVIDIA Corp. ‡ 223,552 30,020,798
NXP Semiconductors NV (China)  13,505 2,807,014
Oracle Corp. 12,680 2,112,995
Salesforce, Inc. 12,954 4,330,911
Seagate Technology Holdings PLC 18,903 1,631,518
ServiceNow, Inc. * ‡ 3,332 3,532,320
Texas Instruments, Inc. ‡ 16,832 3,156,168
Western Digital Corp. * 12,253 730,646
135,311,775
Utilities - 2.3%
spacing
Dominion Energy, Inc. 7,736 416,661
NextEra Energy, Inc. ‡ 46,708 3,348,497
NRG Energy, Inc. 1,820 164,201
PG&E Corp. 98,980 1,997,416
Southern Co. ‡ 40,979 3,373,391
a Shares Value
Vistra Corp. 2,907 $ 400,788
9,700,954
Total Common Stocks
    (Cost $334,547,008) 419,365,309
TOTAL INVESTMENTS - 98.1%
(Cost $334,547,008) 419,365,309
DERIVATIVES - (0.1%) (287,565)
OTHER ASSETS & LIABILITIES, NET - 2.0% 8,544,522
NET ASSETS - 100.0% $ 427,622,266
Technology 31 .6%
Financial 14 .7%
Communications 14 .6%
Consumer, Non-Cyclical 14 .1%
Consumer, Cyclical 8 .6%
Industrial 7 .4%
Energy 3 .1%
Others (each less than 3.0%) 4 .0%
98 .1%
Derivatives (0.1%)
Other Assets & Liabilities, Net 2 .0%
100 .0%

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, purchased options outstanding were as follows:
(e) As of December 31, 2024, premiums received, and value of written options outstanding were as follows:
(f) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/25 27 $ 8,159,258 $ 8,013,263 ( $ 145,995 )
a
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 5,565.00 03/31/25 CBOE 726 $ 404,019,000 $ 5,120,478 $ 4,900,500
Total Purchased Options $ 5,120,478 $ 4,900,500
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 6,165.00 03/31/25 CBOE 726 $ 447,579,000 $ 3,881,922 ( $ 3,993,000 )
a
Put - S&P 500 Index 4,700.00 03/31/25 CBOE 726 341,220,000 $ 1,086,822 ( $ 1,049,070 )
a
Total Written Options $ 4,968,744 ( $ 5,042,070 )
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 419,365,309 $ 419,365,309 $ – $ –
Derivatives:
Equity Contracts
Purchased Options 4,900,500 – 4,900,500 –
Total Assets 424,265,809 419,365,309 4,900,500 –
Liabilities Derivatives:
Equity Contracts
Futures (145,995) (145,995) – –
Written Options (5,042,070) – (5,042,070) –
Total Equity Contracts (5,188,065) (145,995) (5,042,070) –
Total Liabilities (5,188,065) (145,995) (5,042,070) –
Total $ 419,077,744 $ 419,219,314 ( $ 141,570 ) $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.7%
Communications - 11.2%
spacing
Alphabet, Inc. Class A  386,489 $ 73,162,368
Amazon.com, Inc. * 575,520 126,263,333
Meta Platforms, Inc. Class A  159,393 93,326,195
292,751,896
Consumer, Cyclical - 7.6%
spacing
Chipotle Mexican Grill, Inc. * 441,461 26,620,098
Lowe's Cos., Inc. 252,088 62,215,319
Marriott International, Inc. Class A  91,880 25,629,007
McDonald's Corp. 164,312 47,632,406
Tesla, Inc. * 90,448 36,526,520
198,623,350
Consumer, Non-Cyclical - 11.3%
spacing
AbbVie, Inc. 247,020 43,895,454
Corpay, Inc. * 6,283 2,126,293
Edwards Lifesciences Corp. * 214,732 15,896,610
Eli Lilly & Co. 23,577 18,201,444
Medtronic PLC 321,916 25,714,650
Mondelez International, Inc. Class A  523,373 31,261,069
Regeneron Pharmaceuticals, Inc. * 60,674 43,219,910
Stryker Corp. 114,353 41,172,798
UnitedHealth Group, Inc. 100,272 50,723,594
Vertex Pharmaceuticals, Inc. * 59,865 24,107,635
296,319,457
Energy - 4.8%
spacing
Baker Hughes Co. 1,655,810 67,921,326
Exxon Mobil Corp. 544,028 58,521,092
126,442,418
Financial - 15.0%
spacing
American Express Co. 204,962 60,830,672
Ameriprise Financial, Inc. 84,483 44,981,284
Arthur J Gallagher & Co. 151,631 43,040,459
Mastercard, Inc. Class A  127,327 67,046,578
Morgan Stanley 222,947 28,028,897
Prologis, Inc. REIT 197,397 20,864,863
Travelers Cos., Inc. 83,179 20,036,989
U.S. Bancorp 554,973 26,544,359
Wells Fargo & Co. 1,148,054 80,639,313
392,013,414
Industrial - 11.7%
spacing
Carrier Global Corp. 315,373 21,527,361
CSX Corp. 1,319,938 42,594,399
Deere & Co. 87,677 37,148,745
Eaton Corp. PLC 157,117 52,142,419
Howmet Aerospace, Inc. 245,000 26,795,650
Northrop Grumman Corp. 96,282 45,184,180
Trane Technologies PLC 84,937 31,371,481
Vulcan Materials Co. 193,232 49,705,067
306,469,302
Technology - 34.5%
spacing
Analog Devices, Inc. 104,640 22,231,814
Apple, Inc. 844,364 211,445,633
ASML Holding NV (Netherlands)  14,111 9,780,052
Broadcom, Inc. 315,078 73,047,684
a Shares Value
Intuit, Inc. 41,928 $ 26,351,748
Marvell Technology, Inc. 178,065 19,667,279
Micron Technology, Inc. 262,399 22,083,500
Microsoft Corp. 532,322 224,373,723
NVIDIA Corp. 1,417,367 190,338,214
NXP Semiconductors NV (China)  253,386 52,666,280
Oracle Corp. 292,243 48,699,374
900,685,301
Utilities - 3.6%
spacing
NextEra Energy, Inc. 369,278 26,473,540
PG&E Corp. 2,016,198 40,686,876
Southern Co. 311,207 25,618,560
92,778,976
Total Common Stocks
    (Cost $2,194,831,248) 2,606,084,114
TOTAL INVESTMENTS - 99.7%
(Cost $2,194,831,248) 2,606,084,114
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,572,891
NET ASSETS - 100.0% $ 2,613,657,005
Technology 34 .5%
Financial 15 .0%
Industrial 11 .7%
Consumer, Non-Cyclical 11 .3%
Communications 11 .2%
Consumer, Cyclical 7 .6%
Energy 4 .8%
Utilities 3 .6%
99 .7%
Other Assets & Liabilities, Net 0 .3%
100 .0%

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,606,084,114 $ 2,606,084,114 $ – $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Gamida Cell Ltd. - Contingent Value Rights
* ± Ω 334,500 $ –
Total Rights
    (Cost $681,407) –
COMMON STOCKS - 99.1%
Basic Materials - 1.1%
spacing
Carpenter Technology Corp. 43,700 7,416,327
Codexis, Inc. * 217,794 1,038,877
International Paper Co. 202,114 10,877,776
19,332,980
Communications - 18.9%
spacing
Airbnb, Inc. Class A * 155,546 20,440,300
Alphabet, Inc. Class A  505,980 95,782,014
Amazon.com, Inc. * 421,472 92,466,742
Ciena Corp. * 59,152 5,016,681
Meituan Class B * ~ (China)  300,500 5,842,729
MercadoLibre, Inc. * (Brazil)  8,639 14,690,101
Meta Platforms, Inc. Class A  57,514 33,675,022
PDD Holdings, Inc. ADR * (China)  43,700 4,238,463
Tencent Holdings Ltd. (China)  162,900 8,694,433
Trip.com Group Ltd. ADR * (China)  214,557 14,731,484
Uber Technologies, Inc. * 415,710 25,075,627
Zillow Group, Inc. Class A * 28,900 2,047,565
Zillow Group, Inc. Class C * 120,760 8,942,278
331,643,439
Consumer, Cyclical - 3.8%
spacing
BYD Co. Ltd. Class H (China)  299,233 10,177,851
Ferguson Enterprises, Inc. 67,244 11,725,717
Floor & Decor Holdings, Inc. Class A * 38,979 3,886,206
Kura Sushi USA, Inc. Class A * 32,622 2,954,901
Live Nation Entertainment, Inc. * 62,871 8,141,794
Lowe's Cos., Inc. 87,296 21,544,653
Savers Value Village, Inc. * 184,439 1,890,500
Starbucks Corp. 69,100 6,305,375
66,626,997
Consumer, Non-Cyclical - 21.0%
spacing
10X Genomics, Inc. Class A * 47,314 679,429
Aclaris Therapeutics, Inc. * 24,412 60,542
Align Technology, Inc. * 43,970 9,168,185
Alnylam Pharmaceuticals, Inc. * 61,698 14,518,156
Arcellx, Inc. * 9,023 691,974
Arrowhead Pharmaceuticals, Inc. * 39,347 739,724
Beam Therapeutics, Inc. * 12,095 299,956
Bio-Techne Corp. 40,033 2,883,577
Biogen, Inc. * 22,500 3,440,700
BioNTech SE ADR * (Germany)  55,219 6,292,205
Blueprint Medicines Corp. * 6,343 553,236
Boston Scientific Corp. * 537,278 47,989,671
Bruker Corp. 163,787 9,601,194
Ceribell, Inc. * 17,200 445,136
Chugai Pharmaceutical Co. Ltd. (Japan)  112,895 4,976,540
Cytokinetics, Inc. * 31,244 1,469,718
Danaher Corp. 49,870 11,447,659
Eli Lilly & Co. 51,774 39,969,528
a Shares Value
Equifax, Inc. 107,360 $ 27,360,696
Estee Lauder Cos., Inc. Class A  256,700 19,247,366
Exact Sciences Corp. * 307,172 17,259,995
Galapagos NV ADR * (Belgium)  65,500 1,801,250
Gilead Sciences, Inc. 134,670 12,439,468
Glaukos Corp. * 36,268 5,438,024
HealthEquity, Inc. * 172,613 16,562,217
Hologic, Inc. * 187,027 13,482,776
Hookipa Pharma, Inc. * 10,725 21,557
Humana, Inc. 37,700 9,564,867
Immunocore Holdings PLC ADR * (United
Kingdom)  29,457 868,982
Insmed, Inc. * 113,192 7,814,776
Janux Therapeutics, Inc. * 5,400 289,116
Krystal Biotech, Inc. * 5,900 924,294
MaxCyte, Inc. * 172,475 717,496
Moderna, Inc. * 16,920 703,534
Monster Beverage Corp. * 193,833 10,187,862
Penumbra, Inc. * 19,525 4,636,797
Pulmonx Corp. * 35,400 240,366
RELX PLC ADR (United Kingdom)  95,652 4,344,514
Royalty Pharma PLC Class A  192,773 4,917,639
RxSight, Inc. * 9,500 326,610
Shift4 Payments, Inc. Class A * 19,109 1,983,132
Synlogic, Inc. * 6,546 8,968
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  562,087 12,388,397
Toast, Inc. Class A * 337,315 12,295,132
UCB SA (Belgium)  50,586 10,069,833
UL Solutions, Inc. Class A  102,446 5,110,006
UnitedHealth Group, Inc. 18,563 9,390,279
Vor BioPharma, Inc. * 74,032 82,176
XOMA Royalty Corp. * 41,633 1,094,115
Zevra Therapeutics, Inc. * 107,000 892,380
367,691,750
Energy - 1.6%
spacing
Canadian Natural Resources Ltd. (Canada)  80,240 2,477,009
Cheniere Energy, Inc. 80,418 17,279,416
Range Resources Corp. 229,926 8,272,737
28,029,162
Financial - 7.0%
spacing
Arthur J Gallagher & Co. 53,812 15,274,536
Baldwin Insurance Group, Inc. * 60,164 2,331,957
Capital One Financial Corp. 82,044 14,630,086
Huntington Bancshares, Inc. 206,100 3,353,247
Intercontinental Exchange, Inc. 103,205 15,378,577
M&T Bank Corp. 17,000 3,196,170
Mastercard, Inc. Class A  62,449 32,883,770
Morgan Stanley 34,100 4,287,052
Rocket Cos., Inc. Class A * 237,567 2,675,004
Visa, Inc. Class A  92,623 29,272,573
123,282,972
Industrial - 5.8%
spacing
Chemometec AS (Denmark)  25,804 1,744,073
Deere & Co. 29,241 12,389,412
Eagle Materials, Inc. 3,500 863,660
Flex Ltd. * 300,800 11,547,712
GE Vernova, Inc. 52,007 17,106,663
General Electric Co. 121,199 20,214,781
Ingersoll Rand, Inc. 95,611 8,648,971

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Jabil, Inc. 52,610 $ 7,570,579
Loar Holdings, Inc. * 1,600 118,256
Martin Marietta Materials, Inc. 13,323 6,881,329
Simpson Manufacturing Co., Inc. 4,900 812,567
TopBuild Corp. * 15,495 4,824,213
Westinghouse Air Brake Technologies Corp. 45,303 8,588,996
101,311,212
Technology - 39.9%
spacing
Appfolio, Inc. Class A * 3,700 912,864
Apple, Inc. 813,213 203,644,799
Astera Labs, Inc. * 2,900 384,105
BE Semiconductor Industries NV
(Netherlands)  79,772 10,934,199
DocuSign, Inc. * 60,000 5,396,400
Duolingo, Inc. * 8,523 2,763,412
HubSpot, Inc. * 27,447 19,124,246
KBR, Inc. 121,200 7,021,116
Manhattan Associates, Inc. * 41,016 11,084,164
Microsoft Corp. 207,063 87,277,055
Nutanix, Inc. Class A * 45,037 2,755,364
NVIDIA Corp. 1,644,145 220,792,232
ROBLOX Corp. Class A * 206,300 11,936,518
ServiceNow, Inc. * 11,610 12,307,993
SiTime Corp. * 52,115 11,180,231
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  451,381 89,143,234
Zeta Global Holdings Corp. Class A * 163,141 2,934,907
699,592,839
Total Common Stocks
    (Cost $1,402,437,972) 1,737,511,351
TOTAL INVESTMENTS - 99.1%
(Cost $1,403,119,379) 1,737,511,351
OTHER ASSETS & LIABILITIES, NET - 0.9% 15,007,903
NET ASSETS - 100.0% $ 1,752,519,254
Technology 39 .9%
Consumer, Non-Cyclical 21 .0%
Communications 18 .9%
Financial 7 .0%
Industrial 5 .8%
Consumer, Cyclical 3 .8%
Others (each less than 3.0%) 2 .7%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 19,332,980 $ 19,332,980 $ – $ –
Communications 331,643,439 317,106,277 14,537,162 –
Consumer, Cyclical 66,626,997 44,723,429 21,903,568 –
Consumer, Non-Cyclical 367,691,750 352,645,377 15,046,373 –
Energy 28,029,162 28,029,162 – –
Financial 123,282,972 123,282,972 – –
Industrial 101,311,212 99,567,139 1,744,073 –
Technology 699,592,839 688,658,640 10,934,199 –
Total Common Stocks 1,737,511,351 1,673,345,976 64,165,375 –
Total $ 1,737,511,351 $ 1,673,345,976 $ 64,165,375 $ –

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.2%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 992,263
6.165% due 07/15/27  1,040,000 1,055,844
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,451,621
4,499,728
Communications - 1.5%
AT&T, Inc.
1.700% due 03/25/26  3,000,000 2,893,674
2.950% due 07/15/26  60,000 58,518
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  2,560,000 2,440,613
Discovery Communications LLC
3.950% due 03/20/28  2,000,000 1,894,517
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 57,986
3.200% due 03/15/27  2,500,000 2,415,623
T-Mobile USA, Inc.
2.625% due 04/15/26  2,575,000 2,511,244
12,272,175
Consumer, Cyclical - 2.8%
AutoZone, Inc.
3.125% due 04/21/26  60,000 58,825
5.050% due 07/15/26  2,500,000 2,516,089
Ford Motor Credit Co. LLC
5.800% due 03/05/27  4,500,000 4,543,565
5.850% due 05/17/27  4,700,000 4,751,686
6.950% due 06/10/26  200,000 204,658
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 95,364
2.350% due 02/26/27  1,000,000 948,098
5.400% due 04/06/26  1,000,000 1,006,177
5.400% due 05/08/27  4,580,000 4,628,933
6.000% due 01/09/28  80,000 82,117
Hyundai Capital America
2.750% due 09/27/26 ~ 4,060,000 3,920,191
5.650% due 06/26/26 ~ 80,000 80,819
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,166
22,893,688
Consumer, Non-Cyclical - 4.3%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  2,560,000 2,497,000
3.557% due 08/15/27  2,500,000 2,419,750
4.700% due 04/02/27  100,000 99,622
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  2,580,000 2,483,398
Centene Corp.
4.250% due 12/15/27  2,560,000 2,481,789
Cigna Group
3.400% due 03/01/27  2,580,000 2,509,368
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,430,525
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,075,709
a
Principal
Amount Value
2.875% due 06/01/26  $ 1,580,000 $ 1,535,243
6.250% due 06/01/27  2,000,000 2,052,065
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,790,156
4.500% due 02/15/27  2,580,000 2,556,531
5.200% due 06/01/28  80,000 80,222
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,530,651
3.950% due 03/15/27  2,500,000 2,452,962
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  60,000 57,028
5.125% due 02/01/28  4,490,000 4,461,965
34,513,984
Energy - 4.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,506,464
5.000% due 12/15/29 ~ 22,000 21,765
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  75,000 73,985
DCP Midstream Operating LP
5.625% due 07/15/27  787,000 799,535
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,483,995
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,440,000 2,469,520
5.300% due 04/05/29  2,440,000 2,465,878
5.900% due 11/15/26  2,500,000 2,550,755
Energy Transfer LP
3.900% due 07/15/26  2,500,000 2,469,011
4.000% due 10/01/27  2,000,000 1,956,713
4.200% due 04/15/27  80,000 78,961
4.400% due 03/15/27  2,000,000 1,981,550
6.050% due 12/01/26  60,000 61,323
EQT Corp.
3.125% due 05/15/26 ~ 80,000 77,971
3.900% due 10/01/27  2,560,000 2,490,951
Hess Corp.
4.300% due 04/01/27  2,080,000 2,059,347
MPLX LP
1.750% due 03/01/26  1,600,000 1,545,547
4.125% due 03/01/27  1,500,000 1,478,140
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,877,444
Occidental Petroleum Corp.
5.000% due 08/01/27  2,100,000 2,104,315
ONEOK, Inc.
4.000% due 07/13/27  2,500,000 2,456,238
4.250% due 09/24/27  2,120,000 2,089,495
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,736
37,178,639
Financial - 26.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,044,838
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 145,213
2.450% due 10/29/26  2,600,000 2,490,880
4.625% due 10/15/27  2,500,000 2,484,807
6.100% due 01/15/27  2,400,000 2,455,052
6.450% due 04/15/27  150,000 154,700

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Ally Financial, Inc.
4.750% due 06/09/27  $ 2,480,000 $ 2,463,906
7.100% due 11/15/27  1,130,000 1,192,928
American Express Co.
5.098% due 02/16/28  2,440,000 2,454,500
5.389% due 07/28/27  40,000 40,446
6.338% due 10/30/26  2,400,000 2,430,610
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,443,755
3.600% due 01/15/28  40,000 38,499
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,014,321
ARES Capital Corp.
2.150% due 07/15/26  2,000,000 1,913,708
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 64,000 64,013
Arthur J Gallagher & Co.
4.600% due 12/15/27  766,000 763,254
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,906,288
5.516% due 03/25/27 ~ 2,120,000 2,145,574
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 96,771
4.950% due 01/15/28 ~ 3,025,000 2,998,724
6.375% due 05/04/28 ~ 2,000,000 2,056,484
Bank of America Corp.
1.658% due 03/11/27  1,080,000 1,040,912
3.559% due 04/23/27  2,560,000 2,519,646
3.824% due 01/20/28  2,580,000 2,528,590
4.948% due 07/22/28  2,580,000 2,585,890
5.819% due 09/15/29  2,440,000 2,500,901
5.933% due 09/15/27  2,460,000 2,504,441
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,612,791
5.266% due 12/11/26  2,500,000 2,529,888
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,620,000 2,594,011
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 190,277
5.501% due 08/09/28  2,400,000 2,426,556
5.674% due 03/12/28  2,400,000 2,430,768
5.829% due 05/09/27  2,700,000 2,729,533
6.496% due 09/13/27  2,400,000 2,458,571
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,457
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 3,000,000 2,858,102
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,268
Capital One Financial Corp.
1.878% due 11/02/27  2,560,000 2,420,444
5.468% due 02/01/29  2,040,000 2,054,810
7.149% due 10/29/27  2,070,000 2,148,667
Citigroup, Inc.
1.122% due 01/28/27  2,680,000 2,574,311
1.462% due 06/09/27  2,680,000 2,552,571
3.070% due 02/24/28  2,000,000 1,923,986
Citizens Bank NA
4.575% due 08/09/28  250,000 247,706
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,489,444
a
Principal
Amount Value
Corebridge Global Funding
5.750% due 07/02/26 ~ $ 2,060,000 $ 2,090,456
Crown Castle, Inc.
3.650% due 09/01/27  2,500,000 2,425,049
4.000% due 03/01/27  2,560,000 2,517,096
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 946,148
4.298% due 04/01/28 ~ 2,000,000 1,971,463
5.427% due 03/01/28 ~ 1,200,000 1,210,744
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,378,432
5.371% due 09/09/27  2,500,000 2,537,278
5.706% due 02/08/28  2,150,000 2,173,332
7.146% due 07/13/27  150,000 154,621
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,016
1.400% due 08/27/27 ~ 60,000 55,010
4.875% due 11/19/27 ~ 2,500,000 2,503,020
Goldman Sachs Bank USA
5.283% due 03/18/27  2,060,000 2,072,058
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 1,955,325
2.640% due 02/24/28  2,060,000 1,965,024
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  2,600,000 2,638,527
7.390% due 11/03/28  2,500,000 2,650,196
Huntington Bancshares, Inc.
4.000% due 05/15/25  1,758,000 1,753,254
4.443% due 08/04/28  130,000 128,694
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 376,929
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,601
Jackson National Life Global Funding
5.550% due 07/02/27 ~ 150,000 151,913
JPMorgan Chase & Co.
1.040% due 02/04/27  1,500,000 1,441,419
1.470% due 09/22/27  80,000 75,707
1.578% due 04/22/27  2,680,000 2,574,102
2.069% due 06/01/29  2,770,000 2,517,991
2.182% due 06/01/28  2,280,000 2,142,068
2.947% due 02/24/28  4,100,000 3,944,429
5.012% due 01/23/30  2,480,000 2,478,196
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  2,000,000 2,017,209
5.985% due 08/07/27  2,600,000 2,639,145
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,666,095
5.414% due 09/13/28  2,500,000 2,534,810
Morgan Stanley
1.512% due 07/20/27  2,690,000 2,557,254
1.593% due 05/04/27  2,280,000 2,186,063
3.591% due 07/22/28 § 4,580,000 4,418,153
3.772% due 01/24/29  2,580,000 2,488,956
5.656% due 04/18/30  2,440,000 2,484,531
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 190,894
5.583% due 03/01/28  3,500,000 3,543,255
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 2,500,000 2,535,204
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  2,060,000 2,035,630

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
PNC Financial Services Group, Inc.
5.102% due 07/23/27  $ 2,500,000 $ 2,512,589
5.300% due 01/21/28  2,460,000 2,481,445
6.615% due 10/20/27  2,500,000 2,576,112
Royal Bank of Canada (Canada)
5.069% due 07/23/27  2,480,000 2,491,941
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 38,842
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,459,290
4.568% due 12/17/26  2,500,000 2,494,294
5.264% due 12/11/26  40,000 40,435
5.532% due 07/17/26  40,000 40,491
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,639,985
1.267% due 03/02/27  450,000 431,694
4.123% due 06/06/28  1,000,000 982,028
4.873% due 01/26/29  2,460,000 2,447,877
5.435% due 01/24/30  80,000 80,735
6.047% due 06/08/27  2,530,000 2,572,146
U.S. Bancorp
3.100% due 04/27/26  50,000 48,955
6.787% due 10/26/27  2,460,000 2,543,698
UBS AG (Switzerland)
5.000% due 07/09/27  2,400,000 2,414,466
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 192,404
6.442% due 08/11/28 ~ 2,600,000 2,687,207
VICI Properties LP
4.750% due 02/15/28  1,540,000 1,528,133
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,363
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 1,959,485
3.196% due 06/17/27  2,580,000 2,521,186
3.526% due 03/24/28  1,710,000 1,659,045
5.707% due 04/22/28  2,480,000 2,521,115
6.303% due 10/23/29  1,060,000 1,103,431
Western Union Co.
1.350% due 03/15/26  2,660,000 2,544,344
213,196,845
Industrial - 1.5%
Boeing Co.
2.700% due 02/01/27  2,600,000 2,480,127
6.259% due 05/01/27  70,000 71,684
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,531,279
4.500% due 10/08/27  2,500,000 2,477,826
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,489,069
Sonoco Products Co.
4.450% due 09/01/26  2,000,000 1,987,224
12,037,209
Technology - 1.6%
Broadcom, Inc.
4.150% due 02/15/28  2,040,000 2,006,018
5.050% due 07/12/27  2,440,000 2,463,619
Dell International LLC/EMC Corp.
4.900% due 10/01/26  2,060,000 2,067,517
6.020% due 06/15/26  2,060,000 2,090,828
Micron Technology, Inc.
4.185% due 02/15/27  2,560,000 2,525,616
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 1,540,000 $ 1,459,880
12,613,478
Utilities - 2.9%
AES Corp.
1.375% due 01/15/26  60,000 57,819
5.450% due 06/01/28  2,560,000 2,574,798
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,512
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 58,816
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,919,463
2.850% due 08/15/26  60,000 58,288
Edison International
5.750% due 06/15/27  2,480,000 2,523,261
Exelon Corp.
2.750% due 03/15/27  1,560,000 1,494,090
FirstEnergy Corp.
3.900% due 07/15/27  2,500,000 2,436,318
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,078,425
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,332,977
3.150% due 01/01/26  2,500,000 2,457,483
5.450% due 06/15/27  100,000 101,246
Southern Co.
5.500% due 03/15/29  2,440,000 2,490,375
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,523,318
23,167,189
Total Corporate Bonds & Notes
    (Cost $373,874,556) 372,372,935
MORTGAGE-BACKED SECURITIES - 1.8%
Collateralized Mortgage Obligations - Commercial - 1.8%
Benchmark Mortgage Trust
3.042% due 08/15/52  1,765,507 1,699,895
BLP Commercial Mortgage Trust
5.739% (SOFR + 1.342%)
due 03/15/41 ~ § 95,828 95,977
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 117,483 117,373
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 86,585 86,543
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 153,789 154,598
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 224,000 224,380
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 100,117 100,646
BX Trust
5.147% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,580
5.888% (SOFR + 1.491%)
due 04/15/37 ~ § 100,738 100,941
CD Mortgage Trust
2.622% due 08/10/49  2,645,189 2,602,426

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
DBGS Mortgage Trust
4.302% due 10/15/51  $ 1,712,229 $ 1,697,592
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 101,194
ELP Commercial Mortgage Trust
5.213% (SOFR + 0.815%)
due 11/15/38 ~ § 2,146,502 2,145,998
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 88,079 88,195
GS Mortgage Securities Trust
4.106% due 07/10/51 § 113,409 112,183
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  118,816 117,100
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,650,000 2,397,938
4.238% due 10/15/51 § 1,583,186 1,566,474
SREIT Trust
5.242% (SOFR + 0.845%)
due 11/15/38 ~ § 117,694 117,632
5.591% (SOFR + 1.194%)
due 11/15/38 ~ § 95,686 95,561
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 700,000 700,513
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  58,022 55,745
14,475,484
Total Mortgage-Backed Securities
    (Cost $14,477,603) 14,475,484
ASSET-BACKED SECURITIES - 3.2%
Automobile Other - 0.5%
GMF Floorplan Owner Revolving Trust
5.348% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,850
5.748% (SOFR + 1.150%)
due 06/15/28 ~ § 4,099,000 4,146,633
4,282,483
Automobile Sequential - 0.8%
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,097
Carvana Auto Receivables Trust
4.640% due 01/10/30  1,630,000 1,627,727
Enterprise Fleet Financing LLC
5.060% due 03/20/31 ~ 150,000 150,878
5.160% due 09/20/30 ~ 150,000 151,741
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 144,135
1.530% due 05/15/34 ~ 150,000 141,760
4.610% due 08/15/29  30,000 30,042
Ford Credit Floorplan Master Owner Trust A
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,653,901
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 141,632
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,191
Hyundai Auto Lease Securitization Trust
5.410% due 05/17/27 ~ 130,000 131,572
a
Principal
Amount Value
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ $ 407,000 $ 406,027
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 144,305
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 125,353
5,999,361
Credit Card Bullet - 0.1%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 180,512
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,536
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 91,447
383,495
Other Asset-Backed Securities - 1.8%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 100,000 100,161
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § 4,100,000 4,100,085
ARES XXXIV CLO Ltd. (Cayman)
5.967% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,500
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,100,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,202
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,177
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,003
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,000
Kubota Credit Owner Trust
5.260% due 11/15/28 ~ 150,000 152,189
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,001
Palmer Square Loan Funding Ltd. (Cayman)
6.056% (SOFR + 1.400%)
due 04/15/31 ~ § 2,182,000 2,184,182
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,004
Verizon Master Trust
4.620% due 11/20/30  270,000 270,095
Voya CLO Ltd. (Cayman)
due 01/20/38 # ~ § 2,100,000 2,101,197
14,810,801
Total Asset-Backed Securities
    (Cost $25,472,564) 25,476,140

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$20,603,649 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 10.2%
U.S. Treasury Notes - 10.2%
3.500% due 09/30/26 ‡ $ 41,250,000 $ 40,736,860
4.250% due 03/15/27 ‡ 41,250,000 41,245,687
81,982,547
Total U.S. Treasury Obligations
    (Cost $82,223,461) 81,982,547
SHORT-TERM INVESTMENTS - 31.5%
U.S. Treasury Bills - 31.5%
3.838% due 01/16/25 ‡ 254,293,100 253,874,724
Total Short-Term Investments
(Cost $253,833,730) 253,874,724
TOTAL INVESTMENTS - 92.9%
(Cost $749,881,914) 748,181,830
DERIVATIVES - (3.3%) (26,970,301)
OTHER ASSETS & LIABILITIES, NET - 10.4% 84,298,317
NET ASSETS - 100.0% $ 805,509,846
Corporate Bonds & Notes 46 .2%
Short-Term Investments 31 .5%
U.S. Treasury Obligations 10 .2%
Asset-Backed Securities 3 .2%
Others (each less than 3.0%) 1 .8%
92 .9%
Derivatives ( 3 .3% )
Other Assets and Liabilities, Net 10 .4%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/25 131 $ 40,139,385 $ 38,879,162 ( $ 1,260,223 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/25 1,099 226,682,748 225,964,704 718,044
CBOT 5 Year U.S. Treasury Notes 03/25 189 20,345,710 20,091,586 254,124
$ 972,168
Total Futures Contracts ( $ 288,055 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 0.960% M BRC 07/15/25 $ 26,084,415 ( $ 874,624 ) $ – ( $ 874,624 )
S&P 500 Total Return Index SOFR + 1.100% M JPM 09/16/25 397,264,169 (13,343,654) – (13,343,654)
S&P 500 Total Return Index SOFR + 1.080% M BRC 11/17/25 371,166,425 (12,463,968) – (12,463,968)
( $ 26,682,246 ) $ – ( $ 26,682,246 )
Total Swap Agreements ( $ 26,682,246 ) $ – ( $ 26,682,246 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (26,682,246)
$ – ( $ 26,682,246 )

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 372,372,935 $ – $ 372,372,935 $ –
Mortgage-Backed Securities 14,475,484 – 14,475,484 –
Asset-Backed Securities 25,476,140 – 25,476,140 –
U.S. Treasury Obligations 81,982,547 – 81,982,547 –
Short-Term Investments 253,874,724 – 253,874,724 –
Derivatives:
Interest Rate Contracts
Futures 972,168 972,168 – –
Total Assets 749,153,998 972,168 748,181,830 –
Liabilities Derivatives:
Equity Contracts
Futures (1,260,223) (1,260,223) – –
Swaps (26,682,246) – (26,682,246) –
Total Equity Contracts (27,942,469) (1,260,223) (26,682,246) –
Total Liabilities (27,942,469) (1,260,223) (26,682,246) –
Total $ 721,211,529 ( $ 288,055 ) $ 721,499,584 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 5.2%
spacing
Air Products & Chemicals, Inc. 131,572 $ 38,161,143
Sherwin-Williams Co. 62,277 21,169,820
59,330,963
Communications - 7.5%
spacing
Alphabet, Inc. Class A  102,094 19,326,394
Comcast Corp. Class A  508,302 19,076,574
Meta Platforms, Inc. Class A  24,663 14,440,433
Motorola Solutions, Inc. 50,781 23,472,502
Walt Disney Co. 91,215 10,156,790
86,472,693
Consumer, Cyclical - 3.8%
spacing
Home Depot, Inc. 52,691 20,496,272
O'Reilly Automotive, Inc. * 13,002 15,417,772
Starbucks Corp. 91,094 8,312,327
44,226,371
Consumer, Non-Cyclical - 17.3%
spacing
Becton Dickinson & Co. 126,507 28,700,643
CVS Health Corp. 325,788 14,624,623
Haleon PLC ADR 1,874,244 17,880,288
Johnson & Johnson 141,357 20,443,049
McKesson Corp. 53,911 30,724,418
Merck & Co., Inc. 109,412 10,884,306
PepsiCo, Inc. 151,065 22,970,944
Thermo Fisher Scientific, Inc. 46,310 24,091,851
UnitedHealth Group, Inc. 57,490 29,081,892
199,402,014
Energy - 8.2%
spacing
Chevron Corp. 155,692 22,550,429
ConocoPhillips 398,583 39,527,476
Enterprise Products Partners LP 1,026,426 32,188,720
94,266,625
Financial - 25.5%
spacing
American Express Co. 89,335 26,513,735
American Tower Corp. REIT 72,778 13,348,213
Bank of America Corp. 592,493 26,040,067
Berkshire Hathaway, Inc. Class B * 53,079 24,059,649
Capital One Financial Corp. 117,178 20,895,181
Charles Schwab Corp. 330,446 24,456,308
JPMorgan Chase & Co. 237,874 57,020,777
Marsh & McLennan Cos., Inc. 89,862 19,087,587
Progressive Corp. 74,993 17,969,073
Travelers Cos., Inc. 104,083 25,072,554
U.S. Bancorp 337,461 16,140,760
Visa, Inc. Class A  73,154 23,119,590
293,723,494
Industrial - 13.9%
spacing
Deere & Co. 42,245 17,899,206
Illinois Tool Works, Inc. 45,826 11,619,641
Martin Marietta Materials, Inc. 43,152 22,288,008
Northrop Grumman Corp. 39,476 18,525,692
Otis Worldwide Corp. 140,912 13,049,860
Parker-Hannifin Corp. 31,987 20,344,692
RTX Corp. 144,242 16,691,684
a Shares Value
Veralto Corp. 145,439 $ 14,812,962
XPO, Inc. * 184,757 24,230,881
159,462,626
Technology - 7.9%
spacing
Broadcom, Inc. 97,349 22,569,392
Intel Corp. 1,202,312 24,106,356
Microchip Technology, Inc. 377,204 21,632,649
Microsoft Corp. 26,129 11,013,374
Oracle Corp. 69,050 11,506,492
90,828,263
Utilities - 8.8%
spacing
Edison International 341,761 27,286,198
Sempra 620,438 54,424,821
WEC Energy Group, Inc. 201,593 18,957,806
100,668,825
Total Common Stocks
    (Cost $891,671,616) 1,128,381,874
TOTAL INVESTMENTS - 98.1%
(Cost $891,671,616) 1,128,381,874
OTHER ASSETS & LIABILITIES, NET - 1.9% 22,272,562
NET ASSETS - 100.0% $ 1,150,654,436
Financial 25 .5%
Consumer, Non-Cyclical 17 .3%
Industrial 13 .9%
Utilities 8 .8%
Energy 8 .2%
Technology 7 .9%
Communications 7 .5%
Basic Materials 5 .2%
Consumer, Cyclical 3 .8%
98 .1%
Other Assets & Liabilities, Net 1 .9%
100 .0%

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,128,381,874 $ 1,128,381,874 $ – $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.1%
Communications - 7.7%
spacing
CDW Corp. 53,229 $ 9,263,975
Expedia Group, Inc. * 57,070 10,633,853
FactSet Research Systems, Inc. 29,557 14,195,636
Pinterest, Inc. Class A * 600,103 17,402,987
Trade Desk, Inc. Class A * 186,948 21,971,999
73,468,450
Consumer, Cyclical - 17.0%
spacing
Boot Barn Holdings, Inc. * 66,184 10,048,055
Casey's General Stores, Inc. 26,221 10,389,547
Copart, Inc. * 315,140 18,085,885
Fastenal Co. 296,866 21,347,634
Floor & Decor Holdings, Inc. Class A * 192,707 19,212,888
National Vision Holdings, Inc. * 352,125 3,669,142
On Holding AG Class A * (Switzerland)  305,644 16,740,122
Pool Corp. 55,577 18,948,422
SharkNinja, Inc. * 142,046 13,829,598
Tractor Supply Co. 279,315 14,820,454
Vail Resorts, Inc. 76,262 14,295,312
161,387,059
Consumer, Non-Cyclical - 23.2%
spacing
Align Technology, Inc. * 66,065 13,775,213
Bio-Techne Corp. 231,248 16,656,793
Booz Allen Hamilton Holding Corp. 81,660 10,509,642
Brown-Forman Corp. Class B  124,221 4,717,914
Cencora, Inc. 74,395 16,715,069
Corpay, Inc. * 49,296 16,682,752
GE HealthCare Technologies, Inc. 179,146 14,005,634
IDEXX Laboratories, Inc. * 52,093 21,537,330
Illumina, Inc. * 67,922 9,076,417
Inspire Medical Systems, Inc. * 53,872 9,986,791
Insulet Corp. * 76,467 19,963,240
Ionis Pharmaceuticals, Inc. * 200,918 7,024,093
MarketAxess Holdings, Inc. 81,469 18,415,253
Paylocity Holding Corp. * 53,471 10,665,860
Repligen Corp. * 115,729 16,658,032
Rollins, Inc. 309,256 14,334,016
220,724,049
Financial - 8.6%
spacing
Blue Owl Capital, Inc. 550,759 12,810,654
Brown & Brown, Inc. 88,478 9,026,526
CoStar Group, Inc. * 495,421 35,467,190
Kinsale Capital Group, Inc. 29,071 13,521,794
LPL Financial Holdings, Inc. 31,885 10,410,771
81,236,935
Industrial - 18.8%
spacing
BWX Technologies, Inc. 42,850 4,773,061
Coherent Corp. * 180,681 17,115,911
Generac Holdings, Inc. * 104,856 16,257,923
HEICO Corp. Class A  99,973 18,602,976
Howmet Aerospace, Inc. 170,968 18,698,770
Lincoln Electric Holdings, Inc. 76,047 14,256,531
Martin Marietta Materials, Inc. 29,513 15,243,465
Mettler-Toledo International, Inc. * 2,051 2,509,768
Novanta, Inc. * 94,881 14,494,970
Old Dominion Freight Line, Inc. 80,360 14,175,504
Trex Co., Inc. * 198,110 13,675,533
a Shares Value
Trimble, Inc. * 269,127 $ 19,016,514
Universal Display Corp. 63,653 9,306,069
178,126,995
Technology - 23.8%
spacing
Appfolio, Inc. Class A * 32,913 8,120,295
ASGN, Inc. * 97,972 8,164,986
Bentley Systems, Inc. Class B  103,408 4,829,154
Cloudflare, Inc. Class A * 101,634 10,943,949
CyberArk Software Ltd. * 26,040 8,675,226
Datadog, Inc. Class A * 150,989 21,574,818
HubSpot, Inc. * 27,553 19,198,104
Impinj, Inc. * 51,086 7,420,752
Lattice Semiconductor Corp. * 165,206 9,358,920
Monday.com Ltd. * 35,660 8,395,790
MongoDB, Inc. * 54,809 12,760,083
Monolithic Power Systems, Inc. 27,785 16,440,385
Onto Innovation, Inc. * 60,149 10,025,034
Teradyne, Inc. 123,794 15,588,140
Tyler Technologies, Inc. * 24,664 14,222,249
Veeva Systems, Inc. Class A * 87,458 18,388,045
Waystar Holding Corp. * 62,081 2,278,373
Workiva, Inc. * 138,391 15,153,815
Zebra Technologies Corp. Class A * 38,960 15,047,131
226,585,249
Total Common Stocks
    (Cost $887,554,972) 941,528,737
TOTAL INVESTMENTS - 99.1%
(Cost $887,554,972) 941,528,737
OTHER ASSETS & LIABILITIES, NET - 0.9% 9,012,940
NET ASSETS - 100.0% $ 950,541,677
Technology 23 .8%
Consumer, Non-Cyclical 23 .2%
Industrial 18 .8%
Consumer, Cyclical 17 .0%
Financial 8 .6%
Communications 7 .7%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 941,528,737 $ 941,528,737 $ – $ –

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.5%
Basic Materials - 0.9%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,404,145
6.165% due 07/15/27  1,500,000 1,522,852
Glencore Funding LLC (Australia)
5.338% due 04/04/27 ~ 569,000 574,121
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,882,845
5,383,963
Communications - 1.5%
AT&T, Inc.
1.650% due 02/01/28  1,330,000 1,209,769
Charter Communications Operating LLC/
Charter Communications Operating
Capital
2.250% due 01/15/29  66,000 58,226
4.200% due 03/15/28  1,920,000 1,856,923
6.150% due 11/10/26  75,000 76,486
Discovery Communications LLC
3.950% due 03/20/28  1,500,000 1,420,887
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,495,753
5.000% due 02/15/29  1,003,000 997,021
T-Mobile USA, Inc.
2.250% due 02/15/26  2,217,000 2,154,930
9,269,995
Consumer, Cyclical - 3.0%
AutoZone, Inc.
5.050% due 07/15/26  2,180,000 2,194,029
Delta Air Lines, Inc.
7.000% due 05/01/25 ~ 1,480,000 1,486,556
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 297,396
5.125% due 06/16/25  618,000 617,787
5.850% due 05/17/27  1,500,000 1,516,496
6.950% due 06/10/26  2,475,000 2,532,645
7.350% due 11/04/27  1,820,000 1,906,281
General Motors Financial Co., Inc.
2.350% due 02/26/27  515,000 488,271
4.000% due 01/15/25  515,000 514,793
4.000% due 10/06/26  585,000 577,193
4.350% due 04/09/25  295,000 294,473
5.400% due 05/08/27  1,500,000 1,516,026
5.550% due 07/15/29  615,000 622,039
6.050% due 10/10/25  794,000 801,070
Hyundai Capital America
2.750% due 09/27/26 ~ 1,500,000 1,448,347
5.650% due 06/26/26 ~ 1,500,000 1,515,349
18,328,751
Consumer, Non-Cyclical - 3.8%
Altria Group, Inc.
6.200% due 11/01/28  1,168,000 1,214,261
Amgen, Inc.
2.600% due 08/19/26  250,000 241,969
5.507% due 03/02/26  1,120,000 1,120,066
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 371,295
3.557% due 08/15/27  2,065,000 1,998,713
a
Principal
Amount Value
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  $ 812,000 $ 781,596
5.931% due 02/02/29  2,091,000 2,153,699
Centene Corp.
4.250% due 12/15/27  1,000,000 969,449
Cigna Group
3.400% due 03/01/27  1,500,000 1,458,935
CVS Health Corp.
1.300% due 08/21/27  1,720,000 1,559,048
6.250% due 06/01/27  1,530,000 1,569,829
Elevance Health, Inc.
5.150% due 06/15/29  612,000 615,561
HCA, Inc.
4.125% due 06/15/29  847,000 808,405
4.500% due 02/15/27  1,523,000 1,509,146
5.200% due 06/01/28  922,000 924,557
5.250% due 06/15/26  916,000 918,699
5.625% due 09/01/28  696,000 705,619
Humana, Inc.
1.350% due 02/03/27  343,000 319,122
3.950% due 03/15/27  275,000 269,826
5.750% due 12/01/28  772,000 786,526
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  2,000,000 1,900,937
5.125% due 02/01/28  1,000,000 993,756
23,191,014
Energy - 5.4%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,500,000 1,468,631
5.000% due 12/15/29 ~ 492,000 486,744
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,500,000 1,479,709
Cheniere Energy Partners LP
4.500% due 10/01/29  1,036,000 1,003,738
DCP Midstream Operating LP
5.625% due 07/15/27  1,500,000 1,523,891
Diamondback Energy, Inc.
3.250% due 12/01/26  1,470,000 1,432,321
Enbridge, Inc. (Canada)
2.500% due 01/15/25  445,000 444,564
5.250% due 04/05/27  1,681,000 1,701,337
5.300% due 04/05/29  1,850,000 1,869,621
5.900% due 11/15/26  1,840,000 1,877,356
Energy Transfer LP
4.200% due 04/15/27  2,403,000 2,371,776
5.500% due 06/01/27  1,070,000 1,084,092
5.550% due 02/15/28  419,000 425,637
6.100% due 12/01/28  1,209,000 1,256,622
EQT Corp.
3.900% due 10/01/27  686,000 667,497
Hess Corp.
4.300% due 04/01/27  2,000,000 1,980,141
MPLX LP
1.750% due 03/01/26  1,650,000 1,593,845
4.000% due 03/15/28  295,000 286,457
4.250% due 12/01/27  445,000 438,194
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,190,000
Occidental Petroleum Corp.
5.000% due 08/01/27  2,680,000 2,685,507

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
ONEOK, Inc.
5.550% due 11/01/26  $ 1,385,000 $ 1,403,277
5.650% due 11/01/28  266,000 271,498
Sabine Pass Liquefaction LLC
5.625% due 03/01/25  288,000 288,121
Western Midstream Operating LP
4.650% due 07/01/26  2,000,000 1,993,410
Williams Cos., Inc.
4.900% due 03/15/29  297,000 294,930
32,518,916
Financial - 28.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,500,000 1,533,628
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,500,000 1,437,046
3.650% due 07/21/27  1,500,000 1,455,844
6.100% due 01/15/27  1,500,000 1,534,407
6.450% due 04/15/27  1,500,000 1,546,999
Ally Financial, Inc.
4.750% due 06/09/27  1,500,000 1,490,266
7.100% due 11/15/27  2,500,000 2,639,220
American Express Co.
5.098% due 02/16/28  1,500,000 1,508,914
5.389% due 07/28/27  1,500,000 1,516,734
American Tower Corp.
3.650% due 03/15/27  2,235,000 2,182,612
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,673,901
5.150% due 03/01/29  325,000 326,121
ARES Capital Corp.
2.150% due 07/15/26  1,500,000 1,435,281
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 1,440,000 1,440,283
Arthur J Gallagher & Co.
4.600% due 12/15/27  578,000 575,928
Athene Global Funding
1.608% due 06/29/26 ~ 1,500,000 1,429,716
5.516% due 03/25/27 ~ 1,500,000 1,518,095
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 554,000 549,188
5.500% due 01/15/26 ~ 2,700,000 2,708,926
Bank of America Corp.
1.319% due 06/19/26  135,000 132,822
1.658% due 03/11/27  1,977,000 1,905,448
3.419% due 12/20/28  955,000 915,889
3.705% due 04/24/28  3,021,000 2,943,051
5.202% due 04/25/29  1,014,000 1,018,976
5.819% due 09/15/29  1,901,000 1,948,447
5.933% due 09/15/27  1,267,000 1,289,889
Bank of Montreal (Canada)
4.567% due 09/10/27  1,500,000 1,495,872
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,500,000 1,485,121
Barclays PLC (United Kingdom)
4.837% due 09/10/28  278,000 276,388
5.674% due 03/12/28  1,700,000 1,721,794
5.690% due 03/12/30  670,000 676,728
5.829% due 05/09/27  1,735,000 1,753,978
6.496% due 09/13/27  1,500,000 1,536,607
7.325% due 11/02/26  1,500,000 1,527,554
Blackstone Private Credit Fund
3.250% due 03/15/27  2,000,000 1,915,238
a
Principal
Amount Value
Capital One Financial Corp.
1.878% due 11/02/27  $ 2,525,000 $ 2,387,352
4.927% due 05/10/28  287,000 286,168
5.468% due 02/01/29  1,103,000 1,111,007
7.149% due 10/29/27  1,160,000 1,204,084
Citigroup, Inc.
1.462% due 06/09/27  571,000 543,850
3.070% due 02/24/28  851,000 818,656
3.200% due 10/21/26  1,302,000 1,267,166
3.520% due 10/27/28  1,500,000 1,444,030
4.542% due 09/19/30  740,000 719,218
5.174% due 02/13/30  622,000 621,704
Citizens Bank NA
4.575% due 08/09/28  2,000,000 1,981,645
Corebridge Financial, Inc.
3.650% due 04/05/27  1,500,000 1,458,659
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,500,000 1,522,177
Crown Castle, Inc.
1.050% due 07/15/26  379,000 358,329
3.650% due 09/01/27  314,000 304,586
5.000% due 01/11/28  366,000 365,838
5.600% due 06/01/29  340,000 346,721
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 2,000,000 2,017,906
6.259% due 09/22/26 ~ 1,500,000 1,513,093
Deutsche Bank AG (Germany)
2.129% due 11/24/26  1,500,000 1,461,985
5.706% due 02/08/28  2,000,000 2,021,704
7.146% due 07/13/27  1,500,000 1,546,211
DNB Bank ASA (Norway)
1.535% due 05/25/27 ~ 1,500,000 1,432,679
Equitable Financial Life Global Funding
4.875% due 11/19/27 ~ 2,000,000 2,002,416
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,592,000 1,511,106
3.691% due 06/05/28  532,000 516,865
5.798% due 08/10/26  2,597,000 2,612,203
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  1,500,000 1,493,772
5.597% due 05/17/28  1,500,000 1,516,456
7.336% due 11/03/26  1,500,000 1,529,462
7.390% due 11/03/28  1,500,000 1,590,118
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,000,000 1,979,897
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,507,513
Jackson National Life Global Funding
5.550% due 07/02/27 ~ 1,500,000 1,519,129
JPMorgan Chase & Co.
2.083% due 04/22/26  1,525,000 1,512,106
2.947% due 02/24/28  1,500,000 1,443,084
4.505% due 10/22/28  420,000 416,349
4.851% due 07/25/28  790,000 789,878
4.979% due 07/22/28  1,944,000 1,950,515
5.040% due 01/23/28  1,985,000 1,992,628
5.571% due 04/22/28  1,104,000 1,122,911
6.070% due 10/22/27  1,599,000 1,636,866
6.087% due 10/23/29  145,000 150,429
Lloyds Banking Group PLC (United
Kingdom)
1.627% due 05/11/27  1,500,000 1,435,245
5.462% due 01/05/28  1,500,000 1,512,907

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.985% due 08/07/27  $ 1,500,000 $ 1,522,583
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27  1,500,000 1,428,512
2.226% due 05/25/26  1,500,000 1,483,884
5.414% due 09/13/28  2,000,000 2,027,848
Morgan Stanley
5.042% due 07/19/30  2,377,000 2,369,534
5.173% due 01/16/30  545,000 545,932
5.652% due 04/13/28  2,890,000 2,939,209
5.656% due 04/18/30  1,167,000 1,188,298
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 936,473
4.968% due 07/14/28  1,449,000 1,453,989
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,500,000 1,431,703
5.847% due 03/02/27  1,500,000 1,515,091
7.472% due 11/10/26  1,500,000 1,531,552
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  2,000,000 1,976,340
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,500,000 1,507,554
5.300% due 01/21/28  1,500,000 1,513,076
6.615% due 10/20/27  1,500,000 1,545,667
Realty Income Corp.
3.250% due 06/15/29  563,000 525,461
5.050% due 01/13/26  455,000 454,957
Royal Bank of Canada (Canada)
4.875% due 01/19/27  374,000 375,500
4.950% due 04/25/25  1,482,000 1,484,053
4.950% due 02/01/29  131,000 131,310
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,000,000 1,897,216
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.316% due 07/09/29  520,000 526,070
Toronto-Dominion Bank (Canada)
4.568% due 12/17/26  1,900,000 1,895,663
5.523% due 07/17/28  15,000 15,249
5.532% due 07/17/26  1,500,000 1,518,424
Truist Financial Corp.
1.267% due 03/02/27  1,500,000 1,438,979
4.873% due 01/26/29  1,500,000 1,492,608
5.435% due 01/24/30  405,000 408,721
5.900% due 10/28/26  1,500,000 1,511,989
6.047% due 06/08/27  1,246,000 1,266,756
U.S. Bancorp
5.384% due 01/23/30  699,000 704,979
6.787% due 10/26/27  1,500,000 1,551,035
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,870,000 1,797,761
4.703% due 08/05/27 ~ 1,500,000 1,493,770
6.442% due 08/11/28 ~ 1,781,000 1,840,737
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,371,350
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 735,000 723,300
4.625% due 06/15/25 ~ 2,406,000 2,400,018
Wells Fargo & Co.
3.526% due 03/24/28  849,000 823,701
3.584% due 05/22/28  645,000 625,185
4.540% due 08/15/26  83,000 82,855
5.198% due 01/23/30  1,376,000 1,380,306
5.707% due 04/22/28  1,618,000 1,644,824
a
Principal
Amount Value
6.303% due 10/23/29  $ 2,210,000 $ 2,300,550
170,124,106
Industrial - 1.1%
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 978,000 982,544
Boeing Co.
2.196% due 02/04/26  2,575,000 2,498,680
CNH Industrial Capital LLC
4.500% due 10/08/27  1,500,000 1,486,696
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,517,725
6,485,645
Technology - 1.3%
Broadcom, Inc.
3.459% due 09/15/26  220,000 215,844
4.000% due 04/15/29 ~ 1,252,000 1,204,978
4.750% due 04/15/29  98,000 97,401
5.050% due 07/12/27  2,197,000 2,218,267
Dell International LLC/EMC Corp.
5.250% due 02/01/28  390,000 394,820
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 462,243
Micron Technology, Inc.
4.185% due 02/15/27  2,000,000 1,973,137
VMware LLC
1.400% due 08/15/26  983,000 931,858
1.800% due 08/15/28  150,000 134,636
3.900% due 08/21/27  208,000 203,358
7,836,542
Utilities - 2.4%
AES Corp.
1.375% due 01/15/26  2,000,000 1,927,300
Duke Energy Corp.
0.900% due 09/15/25  711,000 691,974
4.850% due 01/05/29  1,084,000 1,079,453
Edison International
4.700% due 08/15/25  425,000 424,717
4.950% due 04/15/25  150,000 149,905
Eversource Energy
0.800% due 08/15/25  245,000 238,846
2.900% due 03/01/27  1,110,000 1,065,696
5.450% due 03/01/28  515,000 521,854
5.950% due 02/01/29  108,000 111,313
Exelon Corp.
5.150% due 03/15/28  960,000 966,408
5.150% due 03/15/29  589,000 592,235
FirstEnergy Corp.
3.900% due 07/15/27  1,640,000 1,598,225
FirstEnergy Transmission LLC
4.550% due 01/15/30 ~ 265,000 258,102
Pacific Gas & Electric Co.
5.392% (SOFR + 0.950%)
due 09/04/25 § 1,445,000 1,447,555
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 95,450
Sempra
3.300% due 04/01/25  385,000 383,469
3.400% due 02/01/28  100,000 95,627
Southern California Edison Co.
4.700% due 06/01/27  249,000 249,137
5.150% due 06/01/29  870,000 875,828

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.650% due 10/01/28  $ 247,000 $ 252,921
Southern Co.
5.500% due 03/15/29  1,340,000 1,367,665
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 423,000 423,725
WEC Energy Group, Inc.
5.600% due 09/12/26  7,000 7,095
14,824,500
Total Corporate Bonds & Notes
    (Cost $287,086,097) 287,963,432
MORTGAGE-BACKED SECURITIES - 4.7%
Collateralized Mortgage Obligations - Commercial - 4.7%
Bank
3.229% due 11/15/50  2,482,209 2,385,599
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 430,768
BFLD Mortgage Trust
5.889% (SOFR + 1.492%)
due 08/15/26 ~ § 416,148 417,538
BMO Mortgage Trust
7.055% due 11/15/56 § 1,000,000 1,067,588
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 262,145 261,899
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 895,286 894,849
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 2,442,525 2,455,384
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 169,000 169,286
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 2,296,858 2,309,003
6.038% (SOFR + 1.641%)
due 05/15/41 ~ § 778,400 783,190
6.088% (SOFR + 1.691%)
due 08/15/39 ~ § 900,000 907,587
BX Trust
5.397% (SOFR + 1.000%)
due 01/15/39 ~ § 800,000 800,385
5.839% (SOFR + 1.442%)
due 04/15/41 ~ § 200,878 201,642
5.888% (SOFR + 1.491%)
due 07/15/29 ~ § 710,000 713,854
COMM Mortgage Trust
6.238% (SOFR + 1.841%)
due 06/15/41 ~ § 740,000 741,345
CONE Trust
6.039% (SOFR + 1.642%)
due 08/15/41 ~ § 280,000 281,831
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  2,683,000 2,659,724
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 750,000 758,955
ELM Trust
5.801% due 06/10/39 ~ § 2,040,000 2,061,056
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 123,311 123,473
GS Mortgage Securities Corp. Trust
5.198% due 08/10/41 ~ § 180,000 178,254
a
Principal
Amount Value
5.462% (SOFR + 1.064%)
due 10/15/36 ~ § $ 500,000 $ 496,938
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,004,123
3.587% due 12/15/50  656,000 628,482
MTN Commercial Mortgage Trust
5.797% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 474,906
OPEN Trust
7.486% (SOFR + 3.089%)
due 11/15/40 ~ § 179,711 181,485
SREIT Trust
5.333% (SOFR + 0.936%)
due 11/15/36 ~ § 800,000 798,380
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 528,000 528,387
UBS Commercial Mortgage Trust
2.865% due 10/15/52  458,691 438,975
3.460% due 04/15/52  948,248 915,689
Wells Fargo Commercial Mortgage Trust
4.175% due 09/15/61  2,603,629 2,545,259
28,615,834
Total Mortgage-Backed Securities
    (Cost $28,354,517) 28,615,834
ASSET-BACKED SECURITIES - 13.5%
Automobile Other - 0.5%
GMF Floorplan Owner Revolving Trust
5.830% due 06/15/30 ~ 187,000 190,157
Nissan Master Owner Trust Receivables
5.268% (SOFR + 0.670%)
due 02/15/28 ~ § 3,000,000 3,009,692
3,199,849
Automobile Sequential - 7.2%
ARI Fleet Lease Trust
5.300% due 11/15/32 ~ 391,893 394,168
5.540% due 04/15/33 ~ 538,000 542,615
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,142,221
Carvana Auto Receivables Trust
4.640% due 01/10/30  1,230,000 1,228,284
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 711,482 719,514
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 291,000 292,949
5.060% due 03/20/31 ~ 95,000 95,556
5.160% due 09/20/30 ~ 50,000 50,581
5.230% due 03/20/30 ~ 533,607 537,629
5.420% due 10/22/29 ~ 1,661,000 1,683,048
5.500% due 04/22/30 ~ 1,930,000 1,958,949
5.510% due 01/22/29 ~ 544,320 547,184
Ford Credit Auto Owner Trust
4.610% due 08/15/29  635,000 635,880
5.280% due 02/15/36 ~ 1,146,000 1,168,143
5.530% due 09/15/28  1,381,000 1,399,827
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 711,525
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,208,608

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  $ 556,000 $ 559,116
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,431,839
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,860,442
5.340% due 06/15/28 ~ 3,450,000 3,491,066
Hyundai Auto Receivables Trust
5.480% due 04/17/28  1,365,000 1,380,306
5.540% due 10/16/28  2,410,000 2,446,590
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 554,000 560,432
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,225,807
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 2,500,000 2,494,024
5.790% due 01/22/29 ~ 1,075,000 1,084,511
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,717,362
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,837,994
5.480% due 12/20/28  2,152,000 2,188,266
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,752,163
43,346,599
Credit Card Bullet - 0.8%
American Express Credit Account Master
Trust
4.870% due 05/15/28  1,620,000 1,629,284
5.230% due 09/15/28  3,243,000 3,286,055
4,915,339
Other Asset-Backed Securities - 5.0%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 1,660,000 1,662,668
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § 1,900,000 1,900,039
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,500,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,566,033
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § 2,700,000 2,703,641
CNH Equipment Trust
4.770% due 06/15/29  610,878 613,149
5.190% due 09/17/29  918,000 930,729
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,421,020
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,248,000
John Deere Owner Trust
4.960% due 11/15/28  636,000 641,293
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 1,413,000 1,413,008
a
Principal
Amount Value
Madison Park Funding XXIII Ltd. (Cayman)
5.849% (SOFR + 1.232%)
due 07/27/31 ~ § $ 3,070,415 $ 3,076,434
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 203,075
Palmer Square Loan Funding Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 04/15/31 ~ § 2,231,034 2,233,643
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,623,008
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 115,372
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 909,014
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,755,614
4.830% due 12/22/31 ~ 358,000 359,744
5.000% due 12/20/28  2,650,000 2,664,530
30,540,014
Total Asset-Backed Securities
    (Cost $81,292,687) 82,001,801
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 30,000,000 29,626,807
4.250% due 03/15/27 ‡ 30,000,000 29,996,863
59,623,670
Total U.S. Treasury Obligations
    (Cost $59,713,559) 59,623,670
SHORT-TERM INVESTMENTS - 26.1%
U.S. Treasury Bills - 26.1%
3.838% due 01/16/25 ‡ 158,328,400 158,067,910
Total Short-Term Investments
(Cost $158,040,910) 158,067,910
TOTAL INVESTMENTS - 101.7%
(Cost $614,487,770) 616,272,647
DERIVATIVES - (4.4%) (26,943,009)
OTHER ASSETS & LIABILITIES, NET - 2.7% 16,679,786
NET ASSETS - 100.0% $ 606,009,424

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$23,760,650 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Corporate Bonds & Notes 47 .5%
Short-Term Investments 26 .1%
Asset-Backed Securities 13 .5%
U.S. Treasury Obligations 9 .9%
Mortgage-Backed Securities 4 .7%
101 .7%
Derivatives ( 4 .4% )
Other Assets and Liabilities, Net 2 .7%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's MidCap 400 Index 03/25 47 $ 15,588,139 $ 14,789,490 ( $ 798,649 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/25 755 155,299,389 155,235,079 64,310
CBOT 5 Year U.S. Treasury Notes 03/25 517 55,168,799 54,959,524 209,275
$ 273,585
Total Futures Contracts ( $ 525,064 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Total Return Index SOFR + 0.990% M BOA 04/15/25 $ 309,502,679 ( $ 13,214,088 ) $ – ( $ 13,214,088 )
Russell Midcap Total Return Index SOFR + 0.905% M BRC 07/15/25 309,502,679 (13,203,857) – (13,203,857)
( $ 26,417,945 ) $ – ( $ 26,417,945 )
Total Swap Agreements ( $ 26,417,945 ) $ – ( $ 26,417,945 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (26,417,945)
$ – ( $ 26,417,945 )

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO (Formerly Mid-Cap Equity Portfolio)
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 287,963,432 $ – $ 287,963,432 $ –
Mortgage-Backed Securities 28,615,834 – 28,615,834 –
Asset-Backed Securities 82,001,801 – 82,001,801 –
U.S. Treasury Obligations 59,623,670 – 59,623,670 –
Short-Term Investments 158,067,910 – 158,067,910 –
Derivatives:
Interest Rate Contracts
Futures 273,585 273,585 – –
Total Assets 616,546,232 273,585 616,272,647 –
Liabilities Derivatives:
Equity Contracts
Futures (798,649) (798,649) – –
Swaps (26,417,945) – (26,417,945) –
Total Equity Contracts (27,216,594) (798,649) (26,417,945) –
Total Liabilities (27,216,594) (798,649) (26,417,945) –
Total $ 589,329,638 ( $ 525,064 ) $ 589,854,702 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.1%
Basic Materials - 4.0%
spacing
CF Industries Holdings, Inc. 34,980 $ 2,984,493
Commercial Metals Co. 38,837 1,926,315
DuPont de Nemours, Inc. 22,926 1,748,107
Freeport-McMoRan, Inc. 50,034 1,905,295
Mosaic Co. 52,943 1,301,339
Olin Corp. 39,491 1,334,796
Reliance, Inc. 7,464 2,009,757
13,210,102
Communications - 2.6%
spacing
eBay, Inc. 61,412 3,804,474
Gen Digital, Inc. 47,392 1,297,593
InterDigital, Inc. 10,967 2,124,527
Maplebear, Inc. * 28,339 1,173,801
8,400,395
Consumer, Cyclical - 11.5%
spacing
Alaska Air Group, Inc. * 36,403 2,357,094
AutoZone, Inc. * 1,778 5,693,156
Beacon Roofing Supply, Inc. * 21,108 2,144,151
Boyd Gaming Corp. 35,366 2,565,450
Churchill Downs, Inc. 18,609 2,485,046
Darden Restaurants, Inc. 6,876 1,283,680
Ferguson Enterprises, Inc. 5,663 982,927
Gentex Corp. 63,864 1,834,813
Harley-Davidson, Inc. 43,401 1,307,672
Lennar Corp. Class A  6,952 948,044
MSC Industrial Direct Co., Inc. Class A  15,058 1,124,682
NVR, Inc. * 318 2,600,890
Ralph Lauren Corp. 10,367 2,394,570
Resideo Technologies, Inc. * 65,131 1,501,269
Ross Stores, Inc. 16,751 2,533,924
Tempur Sealy International, Inc. 46,171 2,617,434
Wyndham Hotels & Resorts, Inc. 32,772 3,303,090
37,677,892
Consumer, Non-Cyclical - 10.9%
spacing
Avantor, Inc. * 62,129 1,309,058
Avery Dennison Corp. 9,686 1,812,541
Cencora, Inc. 21,541 4,839,832
Coca-Cola Consolidated, Inc. 183 230,578
Coca-Cola Europacific Partners PLC
(United Kingdom)  24,874 1,910,572
Equifax, Inc. 10,565 2,692,490
H&R Block, Inc. 47,736 2,522,370
Humana, Inc. 8,690 2,204,740
ICON PLC * 5,874 1,231,837
Lamb Weston Holdings, Inc. 35,978 2,404,410
Molina Healthcare, Inc. * 9,559 2,782,147
Primo Brands Corp. Class A  37,452 1,152,398
RB Global, Inc. (Canada)  34,877 3,146,254
Robert Half, Inc. 44,160 3,111,514
Solventum Corp. * 17,630 1,164,638
Sysco Corp. 17,603 1,345,925
U.S. Foods Holding Corp. * 26,421 1,782,361
35,643,665
Energy - 5.4%
spacing
Chord Energy Corp. 19,149 2,238,901
Diamondback Energy, Inc. 19,540 3,201,238
a Shares Value
EQT Corp. 66,847 $ 3,082,315
Halliburton Co. 50,811 1,381,551
Marathon Petroleum Corp. 10,304 1,437,408
Phillips 66 12,335 1,405,327
Range Resources Corp. 84,024 3,023,184
Weatherford International PLC 24,264 1,738,030
17,507,954
Financial - 25.3%
spacing
Affiliated Managers Group, Inc. 12,500 2,311,500
Ameriprise Financial, Inc. 14,279 7,602,568
Aon PLC Class A  6,967 2,502,268
Carlyle Group, Inc. 74,512 3,762,111
Discover Financial Services 10,899 1,888,034
East West Bancorp, Inc. 22,445 2,149,333
EastGroup Properties, Inc. REIT 11,121 1,784,809
Equity LifeStyle Properties, Inc. REIT 31,265 2,082,249
Equity Residential REIT 30,943 2,220,470
Essex Property Trust, Inc. REIT 6,113 1,744,895
Evercore, Inc. Class A  14,694 4,073,030
Extra Space Storage, Inc. REIT 15,189 2,272,274
Fifth Third Bancorp 120,623 5,099,940
First American Financial Corp. 20,709 1,293,070
Huntington Bancshares, Inc. 256,257 4,169,301
Invitation Homes, Inc. REIT 36,730 1,174,258
Lamar Advertising Co. Class A REIT 24,703 3,007,343
LPL Financial Holdings, Inc. 17,427 5,690,090
Markel Group, Inc. * 2,055 3,547,403
Regency Centers Corp. REIT 42,142 3,115,558
RenaissanceRe Holdings Ltd. (Bermuda)  7,640 1,900,908
Rexford Industrial Realty, Inc. REIT 32,993 1,275,509
Rocket Cos., Inc. Class A * 127,650 1,437,339
Simon Property Group, Inc. REIT 26,418 4,549,444
SLM Corp. 82,086 2,263,932
Synchrony Financial 60,866 3,956,290
Travelers Cos., Inc. 8,848 2,131,395
VICI Properties, Inc. REIT 87,248 2,548,514
Voya Financial, Inc. 14,247 980,621
82,534,456
Industrial - 24.4%
spacing
Allegion PLC 28,367 3,707,000
AMETEK, Inc. 18,581 3,349,411
Arrow Electronics, Inc. * 13,696 1,549,292
Ball Corp. 50,901 2,806,172
Builders FirstSource, Inc. * 6,344 906,748
BWX Technologies, Inc. 10,263 1,143,196
Curtiss-Wright Corp. 8,206 2,912,063
Dover Corp. 14,292 2,681,179
Expeditors International of Washington, Inc. 32,134 3,559,483
Flex Ltd. * 116,303 4,464,872
Fortive Corp. 35,234 2,642,550
Frontdoor, Inc. * 47,407 2,591,741
Garmin Ltd. 6,264 1,292,013
Generac Holdings, Inc. * 20,067 3,111,388
Howmet Aerospace, Inc. 56,833 6,215,825
ITT, Inc. 9,808 1,401,367
Jacobs Solutions, Inc. 10,653 1,423,454
Keysight Technologies, Inc. * 20,460 3,286,490
L3Harris Technologies, Inc. 12,776 2,686,537
Landstar System, Inc. 11,362 1,952,673
Masco Corp. 46,391 3,366,595
Masterbrand, Inc. * 54,452 795,544
Norfolk Southern Corp. 20,533 4,819,095

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Packaging Corp. of America 16,519 $ 3,718,922
Parker-Hannifin Corp. 6,050 3,847,981
Sensata Technologies Holding PLC 38,044 1,042,406
TE Connectivity PLC (Switzerland)  14,978 2,141,405
Textron, Inc. 55,647 4,256,439
UFP Industries, Inc. 6,970 785,170
Watts Water Technologies, Inc. Class A  6,633 1,348,489
79,805,500
Technology - 8.0%
spacing
Check Point Software Technologies Ltd. *
(Israel)  24,949 4,657,978
Cognizant Technology Solutions Corp.
Class A  18,278 1,405,578
Dell Technologies, Inc. Class C  12,030 1,386,337
Fidelity National Information Services, Inc. 25,431 2,054,062
Lam Research Corp. 17,445 1,260,052
Leidos Holdings, Inc. 11,218 1,616,065
Microchip Technology, Inc. 26,291 1,507,789
NetApp, Inc. 20,996 2,437,216
Science Applications International Corp. 16,345 1,827,044
SS&C Technologies Holdings, Inc. 35,889 2,719,669
Zebra Technologies Corp. Class A * 13,158 5,081,883
25,953,673
Utilities - 5.0%
spacing
American Electric Power Co., Inc. 13,030 1,201,757
CenterPoint Energy, Inc. 106,466 3,378,166
DTE Energy Co. 30,544 3,688,188
Entergy Corp. 32,966 2,499,482
FirstEnergy Corp. 72,517 2,884,726
NRG Energy, Inc. 10,895 982,947
OGE Energy Corp. 44,582 1,839,008
16,474,274
Total Common Stocks
    (Cost $271,359,398) 317,207,911
TOTAL INVESTMENTS - 97.1%
(Cost $271,359,398) 317,207,911
OTHER ASSETS & LIABILITIES, NET - 2.9% 9,523,655
NET ASSETS - 100.0% $ 326,731,566
Financial 25 .3%
Industrial 24 .4%
Consumer, Cyclical 11 .5%
Consumer, Non-Cyclical 10 .9%
Technology 8 .0%
Energy 5 .4%
Utilities 5 .0%
Basic Materials 4 .0%
Others (each less than 3.0%) 2 .6%
97 .1%
Other Assets & Liabilities, Net 2 .9%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 317,207,911 $ 317,207,911 $ – $ –

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.2%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 538,255
6.165% due 07/15/27  50,000 50,762
Mosaic Co.
4.050% due 11/15/27  600,000 588,389
1,177,406
Communications - 1.2%
AT&T, Inc.
1.700% due 03/25/26  600,000 578,735
2.950% due 07/15/26  75,000 73,148
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  565,000 538,651
Discovery Communications LLC
3.950% due 03/20/28  600,000 568,355
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 72,483
3.625% due 12/15/25  500,000 494,461
T-Mobile USA, Inc.
2.625% due 04/15/26  90,000 87,772
2,413,605
Consumer, Cyclical - 2.6%
AutoZone, Inc.
3.125% due 04/21/26  75,000 73,531
5.050% due 07/15/26  620,000 623,990
Dollar General Corp.
4.625% due 11/01/27  25,000 24,849
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,000,000 1,009,681
5.850% due 05/17/27  800,000 808,798
6.950% due 06/10/26  200,000 204,658
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 481,919
1.500% due 06/10/26  100,000 95,364
5.000% due 04/09/27  1,000,000 1,001,353
5.400% due 05/08/27  100,000 101,068
6.000% due 01/09/28  100,000 102,646
Hyundai Capital America
2.750% due 09/27/26 ~ 775,000 748,312
5.650% due 06/26/26 ~ 100,000 101,023
Ross Stores, Inc.
0.875% due 04/15/26  75,000 71,458
5,448,650
Consumer, Non-Cyclical - 4.1%
Altria Group, Inc.
2.625% due 09/16/26  20,000 19,329
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  675,000 658,389
3.557% due 08/15/27  600,000 580,740
4.700% due 04/02/27  120,000 119,546
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  600,000 577,534
Campbell's Co.
5.300% due 03/20/26  20,000 20,145
Centene Corp.
4.250% due 12/15/27  675,000 654,378
a
Principal
Amount Value
Cigna Group
3.400% due 03/01/27  $ 700,000 $ 680,836
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 583,326
CVS Health Corp.
2.875% due 06/01/26  800,000 777,338
6.250% due 06/01/27  610,000 625,880
HCA, Inc.
3.125% due 03/15/27  575,000 553,409
4.500% due 02/15/27  600,000 594,542
5.200% due 06/01/28  100,000 100,277
Humana, Inc.
1.350% due 02/03/27  25,000 23,260
3.950% due 03/15/27  600,000 588,711
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  75,000 71,285
5.125% due 02/01/28  1,220,000 1,212,383
8,441,308
Energy - 4.5%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  675,000 660,884
5.000% due 12/15/29 ~ 25,000 24,733
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  20,000 19,729
DCP Midstream Operating LP
5.625% due 07/15/27  284,000 288,523
Diamondback Energy, Inc.
5.200% due 04/18/27  675,000 681,584
Enbridge, Inc. (Canada)
5.250% due 04/05/27  50,000 50,605
5.300% due 04/05/29  660,000 667,000
5.900% due 11/15/26  600,000 612,181
Energy Transfer LP
4.000% due 10/01/27  500,000 489,179
4.200% due 04/15/27  830,000 819,215
6.050% due 12/01/26  75,000 76,654
EQT Corp.
3.125% due 05/15/26 ~ 100,000 97,463
3.900% due 10/01/27  675,000 656,794
Hess Corp.
4.300% due 04/01/27  700,000 693,049
MPLX LP
1.750% due 03/01/26  600,000 579,580
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 824,933
Occidental Petroleum Corp.
5.000% due 08/01/27  720,000 721,480
ONEOK, Inc.
4.000% due 07/13/27  600,000 589,497
4.250% due 09/24/27  750,000 739,208
Western Midstream Operating LP
4.650% due 07/01/26  100,000 99,671
9,391,962
Financial - 27.0%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 613,451
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 145,213
2.450% due 10/29/26  500,000 479,015
3.650% due 07/21/27  600,000 582,337

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.100% due 01/15/27  $ 600,000 $ 613,763
6.450% due 04/15/27  750,000 773,500
Air Lease Corp.
1.875% due 08/15/26  15,000 14,308
2.200% due 01/15/27  15,000 14,242
Ally Financial, Inc.
4.750% due 06/09/27  700,000 695,457
7.100% due 11/15/27  450,000 475,060
American Express Co.
5.098% due 02/16/28  650,000 653,863
5.389% due 07/28/27  50,000 50,558
6.338% due 10/30/26  600,000 607,652
American Tower Corp.
3.600% due 01/15/28  650,000 625,608
Aon North America, Inc.
5.125% due 03/01/27  600,000 604,296
ARES Capital Corp.
2.150% due 07/15/26  600,000 574,112
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 73,000 73,014
Arthur J Gallagher & Co.
4.600% due 12/15/27  191,000 190,315
Athene Global Funding
1.608% due 06/29/26 ~ 615,000 586,184
4.860% due 08/27/26 ~ 500,000 499,742
5.516% due 03/25/27 ~ 750,000 759,047
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 115,000 111,287
4.950% due 01/15/28 ~ 628,000 622,545
6.375% due 05/04/28 ~ 530,000 544,968
Bank of America Corp.
1.658% due 03/11/27  100,000 96,381
3.559% due 04/23/27  675,000 664,360
3.824% due 01/20/28  700,000 686,051
4.948% due 07/22/28  700,000 701,598
5.819% due 09/15/29  650,000 666,223
5.933% due 09/15/27  575,000 585,388
Bank of Montreal (Canada)
4.567% due 09/10/27  750,000 747,936
5.266% due 12/11/26  615,000 622,353
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  700,000 693,056
5.350% due 12/07/26  20,000 20,263
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 190,277
5.674% due 03/12/28  600,000 607,692
5.829% due 05/09/27  800,000 808,750
7.385% due 11/02/28  600,000 636,124
Blackstone Private Credit Fund
3.250% due 03/15/27  75,000 71,821
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 500,000 476,350
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  75,000 76,585
Capital One Financial Corp.
1.878% due 11/02/27  775,000 732,752
5.468% due 02/01/29  50,000 50,363
7.149% due 10/29/27  685,000 711,032
Citigroup, Inc.
1.122% due 01/28/27  700,000 672,395
1.462% due 06/09/27  700,000 666,716
3.070% due 02/24/28  600,000 577,196
a
Principal
Amount Value
Corebridge Financial, Inc.
3.650% due 04/05/27  $ 575,000 $ 559,153
Corebridge Global Funding
5.750% due 07/02/26 ~ 675,000 684,980
Crown Castle, Inc.
3.700% due 06/15/26  600,000 590,620
4.000% due 03/01/27  75,000 73,743
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 800,000 807,162
Deutsche Bank AG (Germany)
2.129% due 11/24/26  300,000 292,397
2.552% due 01/07/28  500,000 475,687
5.706% due 02/08/28  750,000 758,139
7.146% due 07/13/27  150,000 154,621
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 71,270
1.400% due 08/27/27 ~ 75,000 68,763
4.875% due 11/19/27 ~ 700,000 700,846
Goldman Sachs Bank USA
5.283% due 03/18/27  675,000 678,951
Goldman Sachs Group, Inc.
1.948% due 10/21/27  575,000 545,783
2.640% due 02/24/28  675,000 643,879
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  800,000 811,854
7.390% due 11/03/28  800,000 848,063
Huntington Bancshares, Inc.
4.000% due 05/15/25  300,000 299,190
4.443% due 08/04/28  160,000 158,392
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 193,297
Jackson Financial, Inc.
5.170% due 06/08/27  150,000 150,751
JPMorgan Chase & Co.
1.470% due 09/22/27  100,000 94,633
1.578% due 04/22/27  700,000 672,340
2.069% due 06/01/29  800,000 727,218
2.182% due 06/01/28  600,000 563,702
2.947% due 02/24/28  700,000 673,439
5.012% due 01/23/30  700,000 699,491
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  600,000 605,163
5.985% due 08/07/27  800,000 812,044
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  200,000 190,435
5.414% due 09/13/28  1,200,000 1,216,709
Morgan Stanley
1.512% due 07/20/27  720,000 684,469
1.593% due 05/04/27  600,000 575,280
3.591% due 07/22/28 § 700,000 675,264
3.772% due 01/24/29  700,000 675,298
5.656% due 04/18/30  650,000 661,863
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 190,894
3.073% due 05/22/28  600,000 574,035
5.516% due 09/30/28  600,000 607,762
5.583% due 03/01/28  600,000 607,415
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  575,000 568,198
PNC Financial Services Group, Inc.
5.300% due 01/21/28  675,000 680,885
6.615% due 10/20/27  720,000 741,920

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Royal Bank of Canada (Canada)
5.069% due 07/23/27  $ 645,000 $ 648,106
Santander Holdings USA, Inc.
3.244% due 10/05/26  50,000 48,552
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 590,230
4.568% due 12/17/26  620,000 618,585
5.264% due 12/11/26  50,000 50,543
5.532% due 07/17/26  50,000 50,614
Truist Financial Corp.
1.125% due 08/03/27  700,000 637,772
1.267% due 03/02/27  112,000 107,444
4.873% due 01/26/29  675,000 671,674
5.435% due 01/24/30  100,000 100,918
6.047% due 06/08/27  150,000 152,499
U.S. Bancorp
3.100% due 04/27/26  50,000 48,954
4.653% due 02/01/29  615,000 608,910
6.787% due 10/26/27  675,000 697,966
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 603,617
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 192,404
6.442% due 08/11/28 ~ 600,000 620,125
VICI Properties LP
4.750% due 02/15/28  650,000 644,991
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 50,000 49,204
Wells Fargo & Co.
2.393% due 06/02/28  600,000 565,236
3.196% due 06/17/27  600,000 586,322
3.526% due 03/24/28  320,000 310,465
5.707% due 04/22/28  100,000 101,658
6.303% due 10/23/29  875,000 910,851
Western Union Co.
1.350% due 03/15/26  575,000 549,999
55,904,836
Industrial - 1.6%
Boeing Co.
2.196% due 02/04/26  600,000 582,217
5.040% due 05/01/27  600,000 601,790
6.259% due 05/01/27  85,000 87,045
CNH Industrial Capital LLC
1.450% due 07/15/26  75,000 71,371
4.500% due 10/08/27  600,000 594,678
Ingersoll Rand, Inc.
5.197% due 06/15/27  685,000 693,094
Sonoco Products Co.
4.450% due 09/01/26  600,000 596,167
3,226,362
Technology - 2.0%
Broadcom, Inc.
4.150% due 02/15/28  650,000 639,172
5.050% due 07/12/27  550,000 555,324
Dell International LLC/EMC Corp.
4.900% due 10/01/26  675,000 677,463
6.020% due 06/15/26  775,000 786,598
Micron Technology, Inc.
4.185% due 02/15/27  675,000 665,934
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 750,000 $ 710,981
4,035,472
Utilities - 2.6%
AES Corp.
1.375% due 01/15/26  675,000 650,464
5.450% due 06/01/28  75,000 75,433
CenterPoint Energy, Inc.
5.250% due 08/10/26  75,000 75,640
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 73,521
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 15,000 14,303
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 575,839
2.850% due 08/15/26  75,000 72,860
Edison International
5.750% due 06/15/27  700,000 712,211
Exelon Corp.
2.750% due 03/15/27  575,000 550,706
FirstEnergy Corp.
3.900% due 07/15/27  640,000 623,697
NiSource, Inc.
5.250% due 03/30/28  575,000 580,143
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 653,233
5.450% due 06/15/27  120,000 121,496
Southern Co.
5.500% due 03/15/29  50,000 51,032
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 621,000 622,065
5,452,643
Total Corporate Bonds & Notes
    (Cost $95,847,604) 95,492,244
MORTGAGE-BACKED SECURITIES - 1.9%
Collateralized Mortgage Obligations - Commercial - 1.9%
Benchmark Mortgage Trust
3.042% due 08/15/52  392,335 377,755
BLP Commercial Mortgage Trust
5.739% (SOFR + 1.342%)
due 03/15/41 ~ § 95,828 95,977
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 117,483 117,373
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 86,585 86,543
5.410% (SOFR + 1.013%)
due 02/15/39 ~ § 68,978 69,034
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 135,696 136,410
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 52,000 52,088
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 97,201 97,715
BX Trust
5.147% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,580
5.888% (SOFR + 1.491%)
due 04/15/37 ~ § 100,738 100,940

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
CD Mortgage Trust
3.171% due 08/15/50  $ 50,000 $ 47,811
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 47,888
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 101,194
ELP Commercial Mortgage Trust
5.213% (SOFR + 0.815%)
due 11/15/38 ~ § 609,291 609,148
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 88,079 88,195
GS Mortgage Securities Trust
3.164% due 05/10/50  32,335 31,025
4.106% due 07/10/51 § 113,409 112,183
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  147,149 145,023
Morgan Stanley Capital I Trust
1.925% due 07/15/53  650,000 588,173
SREIT Trust
5.242% (SOFR + 0.845%)
due 11/15/38 ~ § 95,686 95,635
5.591% (SOFR + 1.194%)
due 11/15/38 ~ § 95,686 95,562
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 174,000 174,128
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  58,022 55,745
3.212% due 09/15/50  468,738 460,605
3,882,730
Total Mortgage-Backed Securities
    (Cost $3,881,819) 3,882,730
ASSET-BACKED SECURITIES - 5.1%
Automobile Other - 0.6%
GMF Floorplan Owner Revolving Trust
5.348% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,977
5.748% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,031,853
1,187,830
Automobile Sequential - 1.7%
BMW Vehicle Owner Trust
5.180% due 02/26/29  40,000 40,493
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  60,000 60,117
Carvana Auto Receivables Trust
4.640% due 01/10/30  405,000 404,435
Chase Auto Owner Trust
4.940% due 07/25/29 ~ 50,000 50,291
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 30,000 30,213
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 102,000 102,683
5.060% due 03/20/31 ~ 150,000 150,878
5.160% due 09/20/30 ~ 150,000 151,741
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 144,135
1.530% due 05/15/34 ~ 150,000 141,760
a
Principal
Amount Value
4.610% due 08/15/29  $ 30,000 $ 30,042
Ford Credit Floorplan Master Owner Trust A
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 760,416
GM Financial Automobile Leasing Trust
5.380% due 11/20/26  20,000 20,109
GM Financial Consumer Automobile
Receivables Trust
5.450% due 06/16/28  25,000 25,277
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 141,632
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,191
Honda Auto Receivables Owner Trust
5.670% due 06/21/28  30,000 30,488
Hyundai Auto Lease Securitization Trust
5.410% due 05/17/27 ~ 150,000 151,814
Hyundai Auto Receivables Trust
5.480% due 04/17/28  25,000 25,280
5.540% due 10/16/28  25,000 25,380
Mercedes-Benz Auto Receivables Trust
5.950% due 11/15/28  30,000 30,567
Merchants Fleet Funding LLC
5.820% due 04/20/37 ~ 100,000 101,017
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 463,000 461,893
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 40,000 40,514
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 144,304
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 145,410
3,511,080
Credit Card Bullet - 0.2%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 180,512
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,536
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 91,447
383,495
Other Asset-Backed Securities - 2.6%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 100,000 100,161
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § 800,000 800,017
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,020,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § 100,000 100,135
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,177
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,003

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$10,036,727 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § $ 250,000 $ 250,000
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 100,000 101,059
Kubota Credit Owner Trust
5.260% due 11/15/28 ~ 150,000 152,189
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,001
Palmer Square Loan Funding Ltd. (Cayman)
5.450% (SOFR + 1.000%)
due 01/15/33 ~ § 250,000 249,985
6.056% (SOFR + 1.400%)
due 04/15/31 ~ § 543,000 543,543
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,004
Verizon Master Trust
4.620% due 11/20/30  310,000 310,108
5.610% due 09/08/28  30,000 30,254
Voya CLO Ltd. (Cayman)
due 01/20/38 # ~ § 500,000 500,285
5.859% (SOFR + 1.212%)
due 04/17/30 ~ § 155,395 155,652
5,465,578
Total Asset-Backed Securities
    (Cost $10,544,078) 10,547,983
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 10,250,000 10,122,492
4.250% due 03/15/27 ‡ 10,250,000 10,248,929
20,371,421
Total U.S. Treasury Obligations
    (Cost $20,430,787) 20,371,421
SHORT-TERM INVESTMENTS - 31.0%
U.S. Treasury Bills - 31.0%
3.838% due 01/16/25 ‡ 64,266,600 64,160,865
Total Short-Term Investments
(Cost $64,150,505) 64,160,865
TOTAL INVESTMENTS - 94.1%
(Cost $194,854,793) 194,455,243
DERIVATIVES - (5.2%) (10,814,544)
OTHER ASSETS & LIABILITIES, NET - 11.1% 23,072,211
NET ASSETS - 100.0% $ 206,712,910
Corporate Bonds & Notes 46 .2%
Short-Term Investments 31 .0%
U.S. Treasury Obligations 9 .9%
Asset-Backed Securities 5 .1%
Others (each less than 3.0%) 1 .9%
94 .1%
Derivatives ( 5 .2% )
Other Assets and Liabilities, Net 11 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 03/25 24 $ 10,674,270 $ 10,188,720 ( $ 485,550 )
a

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/25 287 $ 59,171,705 $ 59,009,891 $ 161,814
CBOT 5 Year U.S. Treasury Notes 03/25 46 4,943,798 4,890,016 53,782
$ 215,596
Total Futures Contracts ( $ 269,954 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.900% M BOA 04/15/25 $ 3,281,836 ( $ 167,350 ) $ – ( $ 167,350 )
NASDAQ 100 Stock Index SOFR + 0.960% M BRC 07/15/25 26,921,724 (1,377,640) – (1,377,640)
NASDAQ 100 Stock Index SOFR + 1.110% M BOA 09/16/25 72,734,014 (3,726,496) – (3,726,496)
NASDAQ 100 Stock Index SOFR + 1.090% M JPM 11/17/25 102,937,574 (5,273,104) – (5,273,104)
( $ 10,544,590 ) $ – ( $ 10,544,590 )
Total Swap Agreements ( $ 10,544,590 ) $ – ( $ 10,544,590 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (10,544,590)
$ – ( $ 10,544,590 )
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 95,492,244 $ – $ 95,492,244 $ –
Mortgage-Backed Securities 3,882,730 – 3,882,730 –
Asset-Backed Securities 10,547,983 – 10,547,983 –
U.S. Treasury Obligations 20,371,421 – 20,371,421 –
Short-Term Investments 64,160,865 – 64,160,865 –
Derivatives:
Interest Rate Contracts
Futures 215,596 215,596 – –
Total Assets 194,670,839 215,596 194,455,243 –
Liabilities Derivatives:
Equity Contracts
Futures (485,550) (485,550) – –
Swaps (10,544,590) – (10,544,590) –
Total Equity Contracts (11,030,140) (485,550) (10,544,590) –
Total Liabilities (11,030,140) (485,550) (10,544,590) –
Total $ 183,640,699 ( $ 269,954 ) $ 183,910,653 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 3,680 $ 3,091
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 154 72
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 755
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 660 –
4,501
Total Rights
    (Cost $2,456) 4,501
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 78 250
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 250
500
Total Warrants
    (Cost $0) 500
COMMON STOCKS - 99.0%
Basic Materials - 4.0%
spacing
AdvanSix, Inc. 3,353 95,527
American Vanguard Corp. 2,950 13,659
Arcadium Lithium PLC * (Argentina)  129,430 663,976
Ashland, Inc. 2,727 194,871
Avient Corp. 110,793 4,527,002
Caledonia Mining Corp. PLC (South Africa)  1,504 14,153
Centrus Energy Corp. Class A * 499 33,238
Codexis, Inc. * 7,311 34,873
Coeur Mining, Inc. * 48,141 275,367
Commercial Metals Co. 90,849 4,506,110
Compass Minerals International, Inc. 4,091 46,024
Contango ORE, Inc. * 840 8,417
Dakota Gold Corp. * 1,458 3,208
Ecovyst, Inc. * 13,579 103,744
Elementis PLC (United Kingdom)  1,289,297 2,343,631
Encore Energy Corp. * (Canada)  5,642 19,239
Energy Fuels, Inc. * 21,897 112,332
HB Fuller Co. 4,701 317,223
Hecla Mining Co. 71,286 350,014
i-80 Gold Corp. * (Canada)  36,936 17,914
Innospec, Inc. 278 30,597
Intrepid Potash, Inc. * 1,323 29,000
Kaiser Aluminum Corp. 115 8,081
Koppers Holdings, Inc. 2,411 78,116
Kronos Worldwide, Inc. 2,892 28,197
Lifezone Metals Ltd. * (Isle of Man)  3,811 26,486
MAC Copper Ltd. Class A * (Australia)  4,306 45,730
Mativ Holdings, Inc. 6,499 70,839
Minerals Technologies, Inc. 3,777 287,845
Novagold Resources, Inc. * (Canada)  29,461 98,105
Oil-Dri Corp. of America 305 26,730
a Shares Value
Perimeter Solutions, Inc. * 16,222 $ 207,317
Piedmont Lithium, Inc. * 1,719 15,024
Radius Recycling, Inc. 3,105 47,258
Rayonier Advanced Materials, Inc. * 7,930 65,423
Rogers Corp. * 2,147 218,157
Sensient Technologies Corp. 78 5,558
SSR Mining, Inc. * (Canada)  24,146 168,056
Stepan Co. 2,312 149,586
Sylvamo Corp. 3,495 276,175
Tronox Holdings PLC 74,195 747,144
Universal Stainless & Alloy Products, Inc. * 968 42,621
Ur-Energy, Inc. * 2,007 2,308
Valhi, Inc. 378 8,841
16,363,716
Communications - 2.5%
spacing
1-800-Flowers.com, Inc. Class A * 1,460 11,928
1stdibs.com, Inc. * 1,472 5,211
ADTRAN Holdings, Inc. * 10,168 84,699
Advantage Solutions, Inc. * 12,225 35,697
aka Brands Holding Corp. * 116 2,172
AMC Networks, Inc. Class A * 4,115 40,738
Anterix, Inc. * 95 2,914
Applied Digital Corp. * 5,590 42,708
AST SpaceMobile, Inc. * 15,795 333,274
ATN International, Inc. 1,128 18,962
Aviat Networks, Inc. * 1,210 21,913
BARK, Inc. * 15,083 27,753
Beyond, Inc. * 5,717 28,185
BlackSky Technology, Inc. * 1,411 15,225
Boston Omaha Corp. Class A * 2,458 34,854
Bumble, Inc. Class A * 10,421 84,827
Cable One, Inc. 12,568 4,551,124
Calix, Inc. * 1,871 65,242
Cars.com, Inc. * 7,553 130,893
Clear Channel Outdoor Holdings, Inc. * 37,160 50,909
Clearfield, Inc. * 1,468 45,508
CommScope Holding Co., Inc. * 25,728 134,043
Despegar.com Corp. * (Argentina)  6,331 121,872
DigitalBridge Group, Inc. 14,247 160,706
EchoStar Corp. Class A * 14,628 334,981
Entravision Communications Corp. Class A  7,793 18,314
ePlus, Inc. * 1,192 88,065
Eventbrite, Inc. Class A * 503 1,690
EW Scripps Co. Class A * 5,891 13,019
Extreme Networks, Inc. * 7,298 122,169
Figs, Inc. Class A * 15,094 93,432
fuboTV, Inc. * 33,582 42,313
Gannett Co., Inc. * 17,862 90,382
Globalstar, Inc. * 11,946 24,728
Gogo, Inc. * 3,526 28,525
Gray Television, Inc. 10,819 34,080
Groupon, Inc. * 1,424 17,302
HealthStream, Inc. 1,748 55,586
IDT Corp. Class B  352 16,727
iHeartMedia, Inc. Class A * 12,264 24,283
Innovid Corp. * (Israel)  11,794 36,443
Lands' End, Inc. * 1,637 21,510
Liberty Latin America Ltd. Class A * 7,391 47,007
Liberty Latin America Ltd. Class C * 11,716 74,279
LifeMD, Inc. * 1,484 7,346
LiveOne, Inc. * 2,560 3,763
Lumen Technologies, Inc. * 121,103 643,057
Magnite, Inc. * 1,837 29,245

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
National CineMedia, Inc. * 9,268 $ 61,540
NETGEAR, Inc. * 3,560 99,217
Nextdoor Holdings, Inc. * 21,612 51,220
Ooma, Inc. * 1,970 27,698
Opendoor Technologies, Inc. * 70,681 113,090
Powerfleet, Inc. NJ * 11,891 79,194
Preformed Line Products Co. 167 21,341
RealReal, Inc. * 3,457 37,785
Ribbon Communications, Inc. * 10,235 42,578
RumbleON, Inc. Class B * 1,418 7,700
Scholastic Corp. 3,453 73,652
Shenandoah Telecommunications Co. 5,362 67,615
Shutterstock, Inc. 583 17,694
Solo Brands, Inc. Class A * 1,865 2,126
Sphere Entertainment Co. * 3,369 135,838
Spok Holdings, Inc. 1,329 21,330
Stagwell, Inc. * 8,839 58,161
Stitch Fix, Inc. Class A * 10,922 47,074
TEGNA, Inc. 20,747 379,463
Telephone & Data Systems, Inc. 11,690 398,746
TrueCar, Inc. * 9,897 36,916
Vacasa, Inc. Class A * 995 4,875
Viasat, Inc. * 14,735 125,395
Viavi Solutions, Inc. * 25,714 259,711
WideOpenWest, Inc. * 5,367 26,620
Ziff Davis, Inc. * 5,364 291,480
10,407,662
Consumer, Cyclical - 11.9%
spacing
A-Mark Precious Metals, Inc. 2,200 60,280
Academy Sports & Outdoors, Inc. 5,943 341,901
Adient PLC * 10,553 181,828
Aeva Technologies, Inc. * 2,914 13,842
Allegiant Travel Co. 1,835 172,710
AMC Entertainment Holdings, Inc. Class A * 39,911 158,846
American Axle & Manufacturing Holdings,
Inc. * 15,468 90,178
American Eagle Outfitters, Inc. 4,801 80,033
America's Car-Mart, Inc. * 679 34,799
Arhaus, Inc. 687 6,458
Arko Corp. 7,439 49,023
Asbury Automotive Group, Inc. * 2,435 591,778
Aurora Innovation, Inc. * 52,627 331,550
Bally's Corp. * 2,711 48,500
Bath & Body Works, Inc. 27,595 1,069,858
Beacon Roofing Supply, Inc. * 576 58,510
Beazer Homes USA, Inc. * 3,042 83,533
Biglari Holdings, Inc. Class B * 57 14,495
BJ's Restaurants, Inc. * 1,035 36,365
Blink Charging Co. * 8,800 12,232
Bloomin' Brands, Inc. 5,149 62,869
BlueLinx Holdings, Inc. * 1,098 112,172
Boyd Gaming Corp. 40,874 2,965,000
Brinker International, Inc. * 634 83,872
BRP, Inc. 4,546 231,530
Brunswick Corp. 3,247 210,016
Caleres, Inc. 3,061 70,893
Canoo, Inc. * 449 633
Century Communities, Inc. 11,549 847,235
Champion Homes, Inc. * 3,218 283,506
Cinemark Holdings, Inc. * 2,929 90,740
Citi Trends, Inc. * 666 17,483
Clarus Corp. 2,411 10,874
Clean Energy Fuels Corp. * 18,274 45,868
a Shares Value
Commercial Vehicle Group, Inc. * 4,579 $ 11,356
CompX International, Inc. 71 1,857
Cooper-Standard Holdings, Inc. * 1,988 26,957
Cracker Barrel Old Country Store, Inc. 2,200 116,292
Daktronics, Inc. * 3,744 63,124
Dalata Hotel Group PLC (Ireland)  142,151 687,644
Dana, Inc. 15,808 182,740
Denny's Corp. * 1,060 6,413
Designer Brands, Inc. Class A  5,653 30,187
Destination XL Group, Inc. * 4,463 12,005
Dine Brands Global, Inc. 2,003 60,290
Douglas Dynamics, Inc. 323 7,632
Dr. Martens PLC (United Kingdom)  710,423 636,954
El Pollo Loco Holdings, Inc. * 2,616 30,189
Empire Resorts, Inc. (Escrow) * ± Ω 222 –
Escalade, Inc. 812 11,595
Ethan Allen Interiors, Inc. 2,790 78,427
Everi Holdings, Inc. * 4,223 57,053
EVgo, Inc. * 10,945 44,327
EVI Industries, Inc. 112 1,831
Flexsteel Industries, Inc. 554 30,104
Foot Locker, Inc. * 10,032 218,296
Forestar Group, Inc. * 1,998 51,788
Fox Factory Holding Corp. * 5,157 156,102
Full House Resorts, Inc. * 2,437 9,943
Funko, Inc. Class A * 3,496 46,811
G-III Apparel Group Ltd. * 4,763 155,369
Genesco, Inc. * 955 40,826
Global Business Travel Group I * 1,533 14,226
GMS, Inc. * 593 50,304
Golden Entertainment, Inc. 2,263 71,511
Goodyear Tire & Rubber Co. * 34,268 308,412
Green Brick Partners, Inc. * 2,460 138,965
Group 1 Automotive, Inc. 7,107 2,995,458
GrowGeneration Corp. * 5,780 9,768
H&E Equipment Services, Inc. 302 14,786
Hamilton Beach Brands Holding Co.
Class A  891 14,996
Haverty Furniture Cos., Inc. 1,630 36,284
Hilton Grand Vacations, Inc. * 128,637 5,010,411
HNI Corp. 65,248 3,286,542
Holley, Inc. * 1,857 5,608
Hooker Furnishings Corp. 1,203 16,854
Hovnanian Enterprises, Inc. Class A * 559 74,805
Hudson Technologies, Inc. * 3,576 19,954
Hyliion Holdings Corp. * 17,515 45,714
indie Semiconductor, Inc. Class A * (China)  12,989 52,605
Interface, Inc. 6,259 152,407
International Game Technology PLC 11,826 208,847
iRobot Corp. * 3,746 29,031
JAKKS Pacific, Inc. * 966 27,193
JetBlue Airways Corp. * 37,294 293,131
Johnson Outdoors, Inc. Class A  475 15,675
KB Home 7,055 463,655
La-Z-Boy, Inc. 4,837 210,748
Landsea Homes Corp. * 1,465 12,438
LCI Industries 3,629 375,202
Leslie's, Inc. * 8,739 19,488
LGI Homes, Inc. * 2,150 192,210
Life Time Group Holdings, Inc. * 7,782 172,138
Lifetime Brands, Inc. 1,186 7,009
Lindblad Expeditions Holdings, Inc. * 1,294 15,347
Lions Gate Entertainment Corp. Class A * 9,995 85,357
Lions Gate Entertainment Corp. Class B * 11,328 85,526

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Lovesac Co. * 758 $ 17,934
Luminar Technologies, Inc. * 361 1,942
M/I Homes, Inc. * 13,239 1,760,125
Madison Square Garden Entertainment
Corp. * 3,973 141,439
Malibu Boats, Inc. Class A * 2,486 93,449
Marcus Corp. 3,250 69,875
Marine Products Corp. 320 2,934
MarineMax, Inc. * 2,612 75,617
MasterCraft Boat Holdings, Inc. * 1,724 32,877
Mattel, Inc. * 422,225 7,486,049
Meritage Homes Corp. 15,993 2,460,043
Methode Electronics, Inc. 4,293 50,614
Miller Industries, Inc. 1,306 85,360
MillerKnoll, Inc. 8,560 193,370
Movado Group, Inc. 1,870 36,802
MRC Global, Inc. * 10,285 131,442
National Vision Holdings, Inc. * 8,675 90,394
Nu Skin Enterprises, Inc. Class A  6,477 44,627
ODP Corp. * 4,121 93,712
OneWater Marine, Inc. Class A * 1,268 22,038
OPENLANE, Inc. * 13,167 261,233
Oxford Industries, Inc. 378 29,779
Papa John's International, Inc. 1,038 42,631
PC Connection, Inc. 1,427 98,848
Peloton Interactive, Inc. Class A * 2,973 25,865
Petco Health & Wellness Co., Inc. * 9,617 36,641
Phinia, Inc. 5,132 247,208
Portillo's, Inc. Class A * 1,103 10,368
PriceSmart, Inc. 1,148 105,811
Purple Innovation, Inc. * 5,382 4,198
PVH Corp. 18,933 2,002,165
RCI Hospitality Holdings, Inc. 304 17,471
Red Rock Resorts, Inc. Class A  3,310 153,054
Reservoir Media, Inc. * 1,432 12,960
Resideo Technologies, Inc. * 17,469 402,660
REV Group, Inc. 1,357 43,248
Revelyst, Inc. * 6,903 132,745
Rocky Brands, Inc. 486 11,081
Rush Enterprises, Inc. Class A  7,501 410,980
Rush Enterprises, Inc. Class B  743 40,449
Sabre Corp. * 35,593 129,914
Sally Beauty Holdings, Inc. * 12,221 127,709
ScanSource, Inc. * 3,300 156,585
SES AI Corp. * 8,448 18,501
Shoe Carnival, Inc. 2,292 75,819
Shyft Group, Inc. 3,690 43,321
Signet Jewelers Ltd. (NYSE) 5,070 409,200
Six Flags Entertainment Corp. 3,103 149,534
SkyWest, Inc. * 4,890 489,636
Sleep Number Corp. * 2,430 37,033
Solid Power, Inc. * 16,918 31,975
Sonic Automotive, Inc. Class A  1,220 77,287
Sonos, Inc. * 1,631 24,530
Standard Motor Products, Inc. 2,808 86,992
Steelcase, Inc. Class A  12,712 150,256
Sun Country Airlines Holdings, Inc. * 2,300 33,534
Superior Group of Cos., Inc. 1,341 22,167
Taylor Morrison Home Corp. * 34,623 2,119,274
ThredUp, Inc. Class A * 7,327 10,185
Tile Shop Holdings, Inc. * 1,271 8,808
Tilly's, Inc. Class A * 546 2,321
Titan International, Inc. * 6,248 42,424
Titan Machinery, Inc. * 1,789 25,279
a Shares Value
Topgolf Callaway Brands Corp. * 17,411 $ 136,850
Traeger, Inc. * 2,704 6,463
Tri Pointe Homes, Inc. * 7,341 266,185
UniFirst Corp. 1,868 319,596
United Parks & Resorts, Inc. * 354 19,891
Urban Outfitters, Inc. * 5,136 281,864
Vera Bradley, Inc. * 1,964 7,719
Victoria's Secret & Co. * 7,065 292,632
Virco Mfg. Corp. 1,441 14,770
VSE Corp. 1,705 162,146
Wabash National Corp. 5,663 97,007
Webtoon Entertainment, Inc. * (South
Korea)  998 13,553
Weyco Group, Inc. 472 17,724
Winmark Corp. 284 111,632
Winnebago Industries, Inc. 3,680 175,830
Xperi, Inc. * 5,713 58,673
Zumiez, Inc. * 1,907 36,557
49,049,541
Consumer, Non-Cyclical - 9.4%
spacing
2seventy bio, Inc. * 5,945 17,478
4D Molecular Therapeutics, Inc. * 1,995 11,112
89bio, Inc. * 10,075 78,786
ABM Industries, Inc. 7,775 397,925
Absci Corp. * 3,080 8,070
Acacia Research Corp. * 2,592 11,249
ACCO Brands Corp. 12,210 64,102
Accolade, Inc. * 4,885 16,707
ACELYRIN, Inc. * 8,597 26,995
Achieve Life Sciences, Inc. * 1,314 4,625
Acrivon Therapeutics, Inc. * 1,450 8,729
Acumen Pharmaceuticals, Inc. * 4,486 7,716
AdaptHealth Corp. * 6,592 62,756
Adaptive Biotechnologies Corp. * 13,911 83,396
ADC Therapeutics SA * (Switzerland)  5,132 10,213
Addus HomeCare Corp. * 1,215 152,300
Adtalem Global Education, Inc. * 3,654 331,966
Adverum Biotechnologies, Inc. * 2,428 11,339
Agenus, Inc. * 2,030 5,562
Agios Pharmaceuticals, Inc. * 6,774 222,594
Akebia Therapeutics, Inc. * 23,070 43,833
Akero Therapeutics, Inc. * 6,779 188,592
Aldeyra Therapeutics, Inc. * 5,422 27,056
Alico, Inc. 545 14,132
Alight, Inc. Class A * 51,668 357,543
Allogene Therapeutics, Inc. * 15,027 32,008
Altimmune, Inc. * 4,172 30,080
Alto Neuroscience, Inc. * 654 2,766
Alumis, Inc. * 530 4,166
American Public Education, Inc. * 1,868 40,293
Amneal Pharmaceuticals, Inc. * 3,391 26,857
Anavex Life Sciences Corp. * 6,827 73,322
Andersons, Inc. 3,880 157,218
AngioDynamics, Inc. * 3,676 33,672
ANI Pharmaceuticals, Inc. * 403 22,278
Anika Therapeutics, Inc. * 782 12,872
Annexon, Inc. * 11,725 60,149
Applied Therapeutics, Inc. * 5,139 4,400
Aquestive Therapeutics, Inc. * 6,697 23,841
Arbutus Biopharma Corp. * 1,710 5,592
Arcturus Therapeutics Holdings, Inc. * 323 5,481
Ardent Health Partners, Inc. * 244 4,168
ArriVent Biopharma, Inc. * 1,342 35,751

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Artiva Biotherapeutics, Inc. * (South Korea)  678 $ 6,834
Artivion, Inc. * 739 21,128
Astria Therapeutics, Inc. * 903 8,073
Atea Pharmaceuticals, Inc. * 7,488 25,085
Atossa Therapeutics, Inc. * 13,282 12,540
AtriCure, Inc. * 2,158 65,948
Aura Biosciences, Inc. * 5,250 43,155
Aurinia Pharmaceuticals, Inc. * (Canada)  3,928 35,273
Avanos Medical, Inc. * 4,734 75,365
Aveanna Healthcare Holdings, Inc. * 1,571 7,179
Avid Bioservices, Inc. * 467 5,767
B&G Foods, Inc. 8,829 60,832
Babcock International Group PLC (United
Kingdom)  486,389 3,042,293
Barrett Business Services, Inc. 233 10,122
Beam Therapeutics, Inc. * 9,289 230,367
BioLife Solutions, Inc. * 490 12,720
Bioventus, Inc. Class A * 2,687 28,213
Black Diamond Therapeutics, Inc. * 1,778 3,805
Blade Air Mobility, Inc. * 6,082 25,849
Bluebird Bio, Inc. * 1,069 8,915
BRC, Inc. Class A * 568 1,801
Bridgebio Pharma, Inc. * 6,495 178,223
BrightView Holdings, Inc. * 8,108 129,647
Brookdale Senior Living, Inc. * 2,189 11,011
C4 Therapeutics, Inc. * 7,469 26,888
Cabaletta Bio, Inc. * 3,942 8,948
Cal-Maine Foods, Inc. 4,560 469,315
Calavo Growers, Inc. 1,589 40,520
Capricor Therapeutics, Inc. * 614 8,473
Cardiff Oncology, Inc. * 3,272 14,200
CareDx, Inc. * 4,859 104,031
Cargo Therapeutics, Inc. * 3,795 54,724
Caribou Biosciences, Inc. * 9,816 15,607
Carriage Services, Inc. 252 10,042
Cass Information Systems, Inc. 421 17,223
Castle Biosciences, Inc. * 2,122 56,551
Celcuity, Inc. * 125 1,636
Celldex Therapeutics, Inc. * 1,369 34,595
Central Garden & Pet Co. * 1,552 60,218
Central Garden & Pet Co. Class A * 4,359 144,065
Century Therapeutics, Inc. * 6,307 6,370
CG oncology, Inc. * 2,269 65,075
Chegg, Inc. * 12,216 19,668
Cibus, Inc. * 1,736 4,826
Cimpress PLC * (Ireland)  582 41,741
Climb Bio, Inc. * 3,048 5,486
Cogent Biosciences, Inc. * 861 6,716
Coherus Biosciences, Inc. * 8,784 12,122
Colliers International Group, Inc. (Canada)  5,135 698,206
Community Health Systems, Inc. * 7,995 23,905
Compass Therapeutics, Inc. * 13,383 19,405
CompoSecure, Inc. Class A  454 6,960
Concentra Group Holdings Parent, Inc. 3,839 75,935
Contineum Therapeutics, Inc. Class A * 166 2,432
Corbus Pharmaceuticals Holdings, Inc. * 591 6,974
CoreCivic, Inc. * 13,139 285,642
CorMedix, Inc. * 913 7,395
Cross Country Healthcare, Inc. * 3,904 70,897
Cullinan Therapeutics, Inc. * 752 9,159
Custom Truck One Source, Inc. * 1,288 6,195
Cytek Biosciences, Inc. * 14,470 93,910
Cytokinetics, Inc. * 12,527 589,270
Day One Biopharmaceuticals, Inc. * 480 6,082
a Shares Value
Deluxe Corp. 5,829 $ 131,677
Denali Therapeutics, Inc. * 6,712 136,791
Design Therapeutics, Inc. * 3,914 24,149
Dianthus Therapeutics, Inc. * 2,699 58,838
Disc Medicine, Inc. * 2,129 134,979
Distribution Solutions Group, Inc. * 78 2,683
DLH Holdings Corp. * 525 4,216
DocGo, Inc. * 8,411 35,663
Dole PLC 9,940 134,588
Dynavax Technologies Corp. * 2,909 37,148
Edgewell Personal Care Co. 5,811 195,250
Editas Medicine, Inc. * 9,866 12,530
Elevation Oncology, Inc. * 3,567 2,007
Embecta Corp. 6,141 126,812
Emerald Holding, Inc. 1,025 4,940
Enanta Pharmaceuticals, Inc. * 2,223 12,782
Enhabit, Inc. * 3,807 29,733
Enliven Therapeutics, Inc. * 253 5,692
Ennis, Inc. 4,172 87,987
Entrada Therapeutics, Inc. * 2,946 50,936
Envista Holdings Corp. * 265,802 5,127,321
Erasca, Inc. * 21,317 53,506
Esperion Therapeutics, Inc. * 15,497 34,093
European Wax Center, Inc. Class A * 67 447
EyePoint Pharmaceuticals, Inc. * 3,352 24,972
Fate Therapeutics, Inc. * 11,832 19,523
Fennec Pharmaceuticals, Inc. * (Canada)  1,271 8,033
First Advantage Corp. * 2,989 55,984
Foghorn Therapeutics, Inc. * 1,248 5,891
Forrester Research, Inc. * 1,347 21,107
Fractyl Health, Inc. * 1,133 2,334
Fresh Del Monte Produce, Inc. 4,322 143,534
Fulcrum Therapeutics, Inc. * 4,054 19,054
Fulgent Genetics, Inc. * 2,294 42,370
GeneDx Holdings Corp. * 1,358 104,376
Generation Bio Co. * 6,957 7,374
GEO Group, Inc. * 14,806 414,272
Geron Corp. * 21,234 75,168
Glanbia PLC (Ireland)  73,023 1,008,337
Graham Holdings Co. Class B  410 357,487
Green Dot Corp. Class A * 2,700 28,728
Gyre Therapeutics, Inc. * 651 7,877
Hackett Group, Inc. 94 2,888
Hain Celestial Group, Inc. * 10,259 63,093
Harvard Bioscience, Inc. * 1,891 3,990
Healthcare Services Group, Inc. * 8,815 102,386
Heidrick & Struggles International, Inc. 2,747 121,720
Helen of Troy Ltd. * 2,715 162,438
Herbalife Ltd. * 3,905 26,124
Herc Holdings, Inc. 2,962 560,795
Heron Therapeutics, Inc. * 14,062 21,515
Hertz Global Holdings, Inc. * 15,829 57,934
HF Foods Group, Inc. * 3,192 10,246
HilleVax, Inc. * 2,667 5,521
Honest Co., Inc. * 5,731 39,716
ICU Medical, Inc. * 2,584 400,959
IGM Biosciences, Inc. * 236 1,442
ImmunityBio, Inc. * 3,601 9,219
Information Services Group, Inc. 7,386 24,669
Ingles Markets, Inc. Class A  1,854 119,472
Inhibrx Biosciences, Inc. * 362 5,575
Inmode Ltd. * 7,978 133,233
Innovage Holding Corp. * 857 3,368
Innoviva, Inc. * 5,512 95,633

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Inogen, Inc. * 2,735 $ 25,080
Inovio Pharmaceuticals, Inc. * 3,147 5,759
Inozyme Pharma, Inc. * 5,479 15,177
Integer Holdings Corp. * 1,211 160,482
Integra LifeSciences Holdings Corp. * 7,991 181,236
Intellia Therapeutics, Inc. * 12,092 140,993
Invivyd, Inc. * 8,121 3,598
Ironwood Pharmaceuticals, Inc. * 10,964 48,571
iTeos Therapeutics, Inc. * 3,149 24,184
John Wiley & Sons, Inc. Class A  2,517 110,018
Kelly Services, Inc. Class A  3,672 51,188
Kodiak Sciences, Inc. * 4,187 41,661
Korn Ferry 6,441 434,445
Korro Bio, Inc. * 519 19,758
Kyverna Therapeutics, Inc. * 671 2,510
Laureate Education, Inc. * 3,968 72,575
LENZ Therapeutics, Inc. 1,599 46,163
Lexeo Therapeutics, Inc. * 61 401
Lexicon Pharmaceuticals, Inc. * 7,403 5,467
Lifecore Biomedical, Inc. * 1,779 13,218
LifeStance Health Group, Inc. * 8,910 65,667
Ligand Pharmaceuticals, Inc. * 2,087 223,622
Limoneira Co. 1,859 45,471
Lincoln Educational Services Corp. * 3,135 49,596
LivaNova PLC * 6,105 282,723
Lyell Immunopharma, Inc. * 18,644 11,932
MacroGenics, Inc. * 1,022 3,321
MannKind Corp. * 6,723 43,229
MarketWise, Inc. 25,027 14,203
Marqeta, Inc. Class A * 9,015 34,167
Matthews International Corp. Class A  3,768 104,298
MaxCyte, Inc. * 11,940 49,670
Medifast, Inc. * 1,678 29,566
MeiraGTx Holdings PLC * 1,187 7,229
Mersana Therapeutics, Inc. * 6,589 9,422
MiMedx Group, Inc. * 7,058 67,898
Mineralys Therapeutics, Inc. * 2,751 33,865
Mission Produce, Inc. * 4,182 60,095
Mister Car Wash, Inc. * 1,342 9,783
ModivCare, Inc. * 393 4,653
Monro, Inc. 3,627 89,950
Monte Rosa Therapeutics, Inc. * 5,025 34,873
Myriad Genetics, Inc. * 10,694 146,615
Nano-X Imaging Ltd. * (Israel)  256 1,843
National HealthCare Corp. 1,504 161,770
Natural Grocers by Vitamin Cottage, Inc. 887 35,232
Nature's Sunshine Products, Inc. * 726 10,643
Nautilus Biotechnology, Inc. SPAC * 3,897 6,547
Nektar Therapeutics * 22,113 20,565
Neogen Corp. * 25,811 313,346
NeoGenomics, Inc. * 13,753 226,649
Neurogene, Inc. * 634 14,493
Nevro Corp. * 4,418 16,435
Nkarta, Inc. * 6,272 15,617
Novavax, Inc. * 4,044 32,514
Nurix Therapeutics, Inc. * 2,732 51,471
Nuvation Bio, Inc. * 21,918 58,302
Olaplex Holdings, Inc. * 15,900 27,507
Olema Pharmaceuticals, Inc. * 3,429 19,991
Omeros Corp. * 4,288 42,365
OmniAb, Inc. * 7,981 28,253
Omnicell, Inc. * 5,499 244,815
OPKO Health, Inc. * 39,148 57,548
Option Care Health, Inc. * 10,897 252,810
a Shares Value
OraSure Technologies, Inc. * 5,938 $ 21,436
Orchestra BioMed Holdings, Inc. * 1,175 4,700
Organogenesis Holdings, Inc. * 7,382 23,622
ORIC Pharmaceuticals, Inc. * 5,775 46,604
Orthofix Medical, Inc. * 3,846 67,151
OrthoPediatrics Corp. * 1,650 38,247
Outlook Therapeutics, Inc. * 396 748
Owens & Minor, Inc. * 7,530 98,417
Pacific Biosciences of California, Inc. * 32,048 58,648
Pacira BioSciences, Inc. * 4,999 94,181
Patterson Cos., Inc. 7,435 229,444
Payoneer Global, Inc. * 4,366 43,835
Paysafe Ltd. * 4,109 70,264
Pediatrix Medical Group, Inc. * 10,033 131,633
PepGen, Inc. * 199 754
Perdoceo Education Corp. 3,671 97,171
Performant Healthcare, Inc. * 3,150 9,513
Perspective Therapeutics, Inc. * 1,478 4,715
Phathom Pharmaceuticals, Inc. * 3,569 28,980
Phibro Animal Health Corp. Class A  1,828 38,388
Pliant Therapeutics, Inc. * 6,740 88,766
Poseida Therapeutics, Inc. * 5,594 53,702
Precigen, Inc. * 15,575 17,444
Prelude Therapeutics, Inc. * 1,033 1,317
Prestige Consumer Healthcare, Inc. * 5,718 446,519
Primo Brands Corp. Class A  16,841 518,198
PROG Holdings, Inc. 4,190 177,069
ProKidney Corp. * 1,604 2,711
Prothena Corp. PLC * (Ireland)  2,316 32,077
PTC Therapeutics, Inc. * 2,302 103,912
Puma Biotechnology, Inc. * 2,661 8,116
Pyxis Oncology, Inc. * 5,502 8,583
Q32 Bio, Inc. * 806 2,773
Quad/Graphics, Inc. 1,347 9,389
Quanex Building Products Corp. 5,299 128,448
Quanterix Corp. * 3,474 36,929
Quantum-Si, Inc. * 12,287 33,175
Quipt Home Medical Corp. * 2,331 7,110
Rapport Therapeutics, Inc. * 450 7,983
RAPT Therapeutics, Inc. * 4,029 6,366
REGENXBIO, Inc. * 5,475 42,322
Regulus Therapeutics, Inc. * 4,912 7,761
Relay Therapeutics, Inc. * 12,034 49,580
Renovaro, Inc. * 1,802 1,506
Repay Holdings Corp. * 11,548 88,111
Replimune Group, Inc. * 7,254 87,846
Resources Connection, Inc. 5,269 44,945
REVOLUTION Medicines, Inc. * 7,402 323,763
Rigel Pharmaceuticals, Inc. * 398 6,694
Sage Therapeutics, Inc. * 6,445 34,996
Savara, Inc. * 1,734 5,323
Scholar Rock Holding Corp. * 888 38,379
Scilex Holding Co. * 6,965 2,970
Select Medical Holdings Corp. 4,194 79,057
Seneca Foods Corp. Class A * 423 33,527
Sezzle, Inc. * 46 11,767
Shattuck Labs, Inc. * 1,821 2,203
SI-BONE, Inc. * 516 7,234
SIGA Technologies, Inc. 1,342 8,065
Skye Bioscience, Inc. * 1,364 3,860
Solid Biosciences, Inc. * 2,722 10,888
Sonida Senior Living, Inc. * 192 4,431
SoundThinking, Inc. * 374 4,884
SpartanNash Co. 4,379 80,223

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Spyre Therapeutics, Inc. * 3,793 $ 88,301
Stereotaxis, Inc. * 23 52
StoneCo Ltd. Class A * (Brazil)  17,385 138,558
Strategic Education, Inc. 2,725 254,570
Summit Therapeutics, Inc. * 1,076 19,201
Supernus Pharmaceuticals, Inc. * 5,396 195,119
Surgery Partners, Inc. * 9,289 196,648
Surmodics, Inc. * 413 16,355
Sutro Biopharma, Inc. * 9,495 17,471
Tactile Systems Technology, Inc. * 2,145 36,744
Tejon Ranch Co. * 1,556 24,740
Teladoc Health, Inc. * 17,225 156,575
Telomir Pharmaceuticals, Inc. * 355 1,463
Tenaya Therapeutics, Inc. * 5,066 7,244
Terns Pharmaceuticals, Inc. * 6,344 35,146
Theravance Biopharma, Inc. * 3,753 35,316
Third Harmonic Bio, Inc. * 2,294 23,605
Tourmaline Bio, Inc. * 2,829 57,372
Travere Therapeutics, Inc. * 8,783 153,000
TreeHouse Foods, Inc. * 5,522 193,988
Trevi Therapeutics, Inc. * 3,009 12,397
TrueBlue, Inc. * 4,094 34,390
TScan Therapeutics, Inc. * 1,220 3,709
Turning Point Brands, Inc. 109 6,551
United Natural Foods, Inc. * 6,941 189,559
Universal Corp. 2,774 152,126
UroGen Pharma Ltd. * 612 6,518
USANA Health Sciences, Inc. * 843 30,255
Utah Medical Products, Inc. 138 8,483
Utz Brands, Inc. 1,595 24,978
Vanda Pharmaceuticals, Inc. * 6,240 29,890
Varex Imaging Corp. * 4,391 64,065
Ventyx Biosciences, Inc. * 7,174 15,711
Veracyte, Inc. * 9,153 362,459
Veru, Inc. * 3,542 2,304
Verve Therapeutics, Inc. * 8,773 49,480
Village Super Market, Inc. Class A  1,002 31,954
Vir Biotechnology, Inc. * 10,724 78,714
Viridian Therapeutics, Inc. * 2,380 45,625
Voyager Therapeutics, Inc. * 4,677 26,519
Waldencast PLC Class A * 1,635 6,573
WaVe Life Sciences Ltd. * 1,757 21,734
Weis Markets, Inc. 2,013 136,320
Werewolf Therapeutics, Inc. * 2,335 3,456
Willdan Group, Inc. * 1,679 63,953
WillScot Holdings Corp. * 185,757 6,213,572
XBiotech, Inc. * 2,446 9,662
Xencor, Inc. * 3,940 90,541
XOMA Royalty Corp. * 203 5,335
Zentalis Pharmaceuticals, Inc. * 6,794 20,586
Zevra Therapeutics, Inc. * 2,236 18,648
Zimvie, Inc. * 3,262 45,505
Zymeworks, Inc. * 6,953 101,792
38,491,620
Energy - 4.8%
spacing
Aemetis, Inc. * 3,856 10,373
Amplify Energy Corp. * 3,097 18,582
Arch Resources, Inc. 2,095 295,856
Aris Water Solutions, Inc. Class A  3,242 77,646
Berry Corp. 6,814 28,142
Borr Drilling Ltd. * (Mexico)  26,688 104,083
Bristow Group, Inc. * 2,856 97,961
California Resources Corp. 8,335 432,503
a Shares Value
CNX Resources Corp. * 18,289 $ 670,658
Comstock Resources, Inc. * 11,758 214,231
CONSOL Energy, Inc. 3,511 374,553
Crescent Energy Co. Class A  14,262 208,368
CVR Energy, Inc. 711 13,324
Delek U.S. Holdings, Inc. 6,365 117,752
Diversified Energy Co. PLC ~ 4,944 83,059
DMC Global, Inc. * 1,309 9,621
DNOW, Inc. * 12,340 160,543
Drilling Tools International Corp. * 755 2,469
Energy Vault Holdings, Inc. * 11,224 25,591
Evolution Petroleum Corp. 1,159 6,062
Excelerate Energy, Inc. Class A  2,162 65,400
Expro Group Holdings NV * 11,227 140,001
Forum Energy Technologies, Inc. * 832 12,888
Freyr Battery, Inc. * (Norway)  12,469 32,170
FuelCell Energy, Inc. * 1,872 16,923
FutureFuel Corp. 3,364 17,796
Geospace Technologies Corp. * 1,269 12,715
Golar LNG Ltd. (Cameroon)  11,521 487,569
Granite Ridge Resources, Inc. 3,556 22,972
Green Plains, Inc. * 4,812 45,618
Gulfport Energy Corp. * 619 114,020
Hallador Energy Co. * 2,975 34,064
Helix Energy Solutions Group, Inc. * 13,977 130,266
Helmerich & Payne, Inc. 11,706 374,826
HighPeak Energy, Inc. 1,157 17,008
Hunting PLC (United Kingdom)  313,851 1,136,188
Innovex International, Inc. * 3,413 47,680
Kinetik Holdings, Inc. 4,521 256,386
Kodiak Gas Services, Inc. 1,809 73,861
Liberty Energy, Inc. 112,406 2,235,755
Magnolia Oil & Gas Corp. Class A  1,282 29,973
Mammoth Energy Services, Inc. * 2,249 6,747
Matrix Service Co. * 2,926 35,024
Murphy Oil Corp. 18,272 552,911
Nabors Industries Ltd. * 678 38,761
NACCO Industries, Inc. Class A  223 6,650
Natural Gas Services Group, Inc. * 742 19,886
Noble Corp. PLC 6,036 189,530
Northern Oil & Gas, Inc. 11,449 425,445
NPK International, Inc. * 9,990 76,623
Oil States International, Inc. * 6,808 34,448
Par Pacific Holdings, Inc. * 7,425 121,696
Patterson-UTI Energy, Inc. 48,893 403,856
PBF Energy, Inc. Class A  12,583 334,079
Peabody Energy Corp. 15,385 322,162
Plug Power, Inc. * 81,081 172,702
PrimeEnergy Resources Corp. * 39 8,564
ProFrac Holding Corp. Class A * 2,183 16,940
ProPetro Holding Corp. * 11,001 102,639
Ranger Energy Services, Inc. Class A  1,490 23,065
REX American Resources Corp. * 1,445 60,242
Riley Exploration Permian, Inc. 1,091 34,825
Ring Energy, Inc. * 11,972 16,282
RPC, Inc. 10,317 61,283
SandRidge Energy, Inc. 2,456 28,760
SEACOR Marine Holdings, Inc. * 1,677 11,001
Seadrill Ltd. * (Norway)  5,502 214,193
Select Water Solutions, Inc. 11,944 158,139
Sitio Royalties Corp. Class A  8,925 171,181
SM Energy Co. 11,778 456,515
Solaris Energy Infrastructure, Inc. 2,913 83,836
Stem, Inc. * 13,223 7,973

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
SunCoke Energy, Inc. 10,046 $ 107,492
Sunnova Energy International, Inc. * 12,406 42,553
Sunrun, Inc. * 25,772 238,391
Talos Energy, Inc. * 17,418 169,129
TechnipFMC PLC (United Kingdom)  24,254 701,911
TPI Composites, Inc. * 4,864 9,193
Transocean Ltd. * 86,605 324,769
VAALCO Energy, Inc. 11,257 49,193
Valaris Ltd. * 2,354 104,141
Veren, Inc. (Canada)  948,606 4,876,829
Vital Energy, Inc. * 3,394 104,942
Vitesse Energy, Inc. 2,824 70,600
Warrior Met Coal, Inc. 6,160 334,118
19,584,675
Financial - 36.4%
spacing
1st Source Corp. 2,806 163,814
Acadia Realty Trust REIT 13,450 324,952
ACNB Corp. 1,516 60,382
Advanced Flower Capital, Inc. REIT 2,767 23,049
AG Mortgage Investment Trust, Inc. REIT 2,387 15,874
Alerus Financial Corp. 3,631 69,860
Alexander & Baldwin, Inc. REIT 119,933 2,127,611
Alpine Income Property Trust, Inc. REIT 958 16,085
AlTi Global, Inc. * 5,762 25,410
Amalgamated Financial Corp. 2,676 89,566
Ambac Financial Group, Inc. * 6,367 80,543
Amerant Bancorp, Inc. 4,122 92,374
American Assets Trust, Inc. REIT 6,534 171,583
American Coastal Insurance Corp.
Class C * 2,295 30,891
American Healthcare REIT, Inc. 16,500 468,930
American Realty Investors, Inc. * 268 3,934
Ameris Bancorp 5,056 316,354
AMERISAFE, Inc. 1,280 65,971
Ames National Corp. 2,472 40,615
Angel Oak Mortgage REIT, Inc. 3,480 32,294
Anywhere Real Estate, Inc. * 11,787 38,897
Apartment Investment & Management Co.
Class A REIT * 7,297 66,330
Apollo Commercial Real Estate Finance,
Inc. REIT 18,635 161,379
Apple Hospitality REIT, Inc. 28,437 436,508
Arbor Realty Trust, Inc. REIT 10,556 146,201
ARES Commercial Real Estate Corp. REIT 6,272 36,942
Armada Hoffler Properties, Inc. REIT 5,925 60,613
ARMOUR Residential REIT, Inc. 5,307 100,090
Arrow Financial Corp. 2,694 77,345
Associated Banc-Corp. 18,966 453,287
Atlantic Union Bankshares Corp. 76,578 2,900,775
Atlanticus Holdings Corp. * 924 51,541
Axos Financial, Inc. * 5,495 383,826
Banc of California, Inc. 15,992 247,236
BancFirst Corp. 2,388 279,826
Banco Latinoamericano de Comercio
Exterior SA (Panama)  3,818 135,806
Bank First Corp. 1,390 137,735
Bank of Hawaii Corp. 2,981 212,366
Bank of Marin Bancorp 2,869 68,196
Bank of NT Butterfield & Son Ltd.
(Bermuda)  5,856 214,037
Bank7 Corp. 974 45,447
BankUnited, Inc. 5,747 219,363
Bankwell Financial Group, Inc. 1,519 47,317
a Shares Value
Banner Corp. 2,664 $ 177,875
Bar Harbor Bankshares 2,599 79,477
BayCom Corp. 2,099 56,337
BCB Bancorp, Inc. 3,638 43,074
Berkshire Hills Bancorp, Inc. 3,240 92,113
BGC Group, Inc. Class A  24,815 224,824
Bit Digital, Inc. * 15,801 46,297
Blackstone Mortgage Trust, Inc.
Class A REIT 21,786 379,294
Blue Foundry Bancorp * 4,697 46,078
Bowhead Specialty Holdings, Inc. * 1,182 41,985
Braemar Hotels & Resorts, Inc. REIT 7,715 23,145
Brandywine Realty Trust REIT 19,983 111,905
Bread Financial Holdings, Inc. 47,620 2,907,677
Bridgewater Bancshares, Inc. * 4,023 54,351
BrightSpire Capital, Inc. REIT 18,035 101,717
Broadstone Net Lease, Inc. REIT 23,693 375,771
Brookfield Business Corp. Class A (Canada)  3,524 85,492
Brookline Bancorp, Inc. 6,676 78,777
BRT Apartments Corp. REIT 1,077 19,418
Burford Capital Ltd. 24,842 316,736
Burke & Herbert Financial Services Corp. 1,954 121,851
Business First Bancshares, Inc. 3,720 95,604
Byline Bancorp, Inc. 4,846 140,534
Cadence Bank 13,054 449,710
California BanCorp * 3,994 66,061
Camden National Corp. 36,480 1,559,155
Cannae Holdings, Inc. 8,079 160,449
Capital Bancorp, Inc. 1,769 50,417
Capital City Bank Group, Inc. 2,257 82,719
Capitol Federal Financial, Inc. 14,627 86,446
CareTrust REIT, Inc. 20,119 544,219
Carter Bankshares, Inc. * 4,027 70,835
Cathay General Bancorp 5,228 248,905
CBL & Associates Properties, Inc. REIT 456 13,411
Centerspace REIT 2,009 132,895
Central Pacific Financial Corp. 1,872 54,382
Chatham Lodging Trust REIT 4,855 43,452
Chemung Financial Corp. 864 42,172
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,220 18,812
Chimera Investment Corp. REIT 9,475 132,650
ChoiceOne Financial Services, Inc. 1,656 59,020
Cipher Mining, Inc. * 7,959 36,930
Citizens & Northern Corp. 2,963 55,112
Citizens Financial Services, Inc. 850 53,814
City Holding Co. 1,529 181,156
City Office REIT, Inc. 4,596 25,370
Civista Bancshares, Inc. 2,907 61,163
Claros Mortgage Trust, Inc. REIT 11,790 53,291
Clipper Realty, Inc. REIT 107 490
CNB Financial Corp. 3,316 82,436
CNO Financial Group, Inc. 172,895 6,433,423
Coastal Financial Corp. * 405 34,389
Colony Bankcorp, Inc. 3,367 54,343
Columbia Banking System, Inc. 267,201 7,217,099
Columbia Financial, Inc. * 4,430 70,038
Community Financial System, Inc. 3,990 246,103
Community Healthcare Trust, Inc. REIT 3,263 62,682
Community Trust Bancorp, Inc. 2,408 127,696
Community West Bancshares 3,131 60,647
Compass Diversified Holdings 8,884 205,043
ConnectOne Bancorp, Inc. 5,188 118,857
Consumer Portfolio Services, Inc. * 1,906 20,699

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
COPT Defense Properties REIT 13,650 $ 422,468
Core Scientific, Inc. * 4,521 63,520
CrossFirst Bankshares, Inc. * 6,780 102,717
CTO Realty Growth, Inc. REIT 1,796 35,399
Curbline Properties Corp. REIT * 11,725 272,255
Cushman & Wakefield PLC * 11,479 150,145
Customers Bancorp, Inc. * 2,277 110,844
CVB Financial Corp. 14,994 321,022
Diamond Hill Investment Group, Inc. 196 30,400
DiamondRock Hospitality Co. REIT 25,686 231,945
Dime Community Bancshares, Inc. 4,709 144,731
Diversified Healthcare Trust REIT 26,413 60,750
Donegal Group, Inc. Class A  3,317 51,314
Douglas Emmett, Inc. REIT 10,483 194,564
Dynex Capital, Inc. REIT 10,774 136,291
Eagle Bancorp, Inc. 2,335 60,780
Easterly Government Properties, Inc. REIT 11,182 127,028
Eastern Bankshares, Inc. 24,992 431,112
Ellington Financial, Inc. REIT 9,624 116,643
Elme Communities REIT 10,377 158,457
Empire State Realty Trust, Inc.
Class A REIT 15,138 156,224
Employers Holdings, Inc. 1,868 95,698
Enact Holdings, Inc. 4,313 139,655
Encore Capital Group, Inc. * 3,272 156,303
Enova International, Inc. * 3,005 288,119
Enstar Group Ltd. * 1,583 509,805
Enterprise Bancorp, Inc. 1,843 72,872
Enterprise Financial Services Corp. 4,875 274,950
Equity Bancshares, Inc. Class A  2,358 100,026
Esquire Financial Holdings, Inc. 438 34,821
ESSA Bancorp, Inc. 2,184 42,588
Essent Group Ltd. 11,561 629,381
Essential Properties Realty Trust, Inc. REIT 20,884 653,252
F&G Annuities & Life, Inc. 1,026 42,517
Farmers & Merchants Bancorp, Inc. 2,257 66,469
Farmers National Banc Corp. 5,876 83,557
Farmland Partners, Inc. REIT 4,420 51,979
FB Financial Corp. 4,102 211,294
Federal Agricultural Mortgage Corp. Class C  217 42,738
Fidelis Insurance Holdings Ltd. (United
Kingdom)  7,373 133,672
Fidelity D&D Bancorp, Inc. 1,024 49,971
Financial Institutions, Inc. 1,790 48,849
First BanCorp 11,105 206,442
First Bancorp, Inc. 2,120 57,982
First Bancorp/Southern Pines NC 93,621 4,116,515
First Bancshares, Inc. 4,108 143,780
First Bank 4,159 58,517
First Busey Corp. 7,479 176,280
First Business Financial Services, Inc. 1,382 63,973
First Commonwealth Financial Corp. 144,463 2,444,314
First Community Bankshares, Inc. 2,537 105,641
First Financial Bancorp 7,359 197,810
First Financial Corp. 1,858 85,821
First Financial Northwest, Inc. 1,716 37,237
First Foundation, Inc. 8,427 52,332
First Internet Bancorp 1,180 42,468
First Interstate BancSystem, Inc. Class A  224,823 7,300,003
First Merchants Corp. 7,488 298,696
First Mid Bancshares, Inc. 3,409 125,519
First of Long Island Corp. 4,271 49,885
First Western Financial, Inc. * 1,831 35,796
Five Star Bancorp 2,727 82,055
a Shares Value
Flagstar Financial, Inc. 31,442 $ 293,354
Flushing Financial Corp. 3,248 46,381
Forge Global Holdings, Inc. * 15,255 14,201
Four Corners Property Trust, Inc. REIT 11,513 312,463
Franklin BSP Realty Trust, Inc. REIT 8,777 110,064
Franklin Street Properties Corp. REIT 9,043 16,549
FRP Holdings, Inc. * 959 29,374
FS Bancorp, Inc. 1,317 54,076
FTAI Infrastructure, Inc. 12,434 90,271
Fulton Financial Corp. 19,460 375,189
FVCBankcorp, Inc. * 3,727 46,848
GCM Grosvenor, Inc. Class A  2,702 33,154
Genworth Financial, Inc. * 33,238 232,334
German American Bancorp, Inc. 73,430 2,953,355
Getty Realty Corp. REIT 5,600 168,728
Glacier Bancorp, Inc. 13,809 693,488
Gladstone Commercial Corp. REIT 3,920 63,661
Gladstone Land Corp. REIT 2,508 27,212
Global Medical REIT, Inc. 7,194 55,538
Global Net Lease, Inc. REIT 23,941 174,769
GoHealth, Inc. Class A * 1,005 13,457
Granite Point Mortgage Trust, Inc. REIT 6,389 17,825
Great Southern Bancorp, Inc. 1,406 83,938
Greenlight Capital Re Ltd. Class A * 4,929 69,006
Guaranty Bancshares, Inc. 1,616 55,914
HA Sustainable Infrastructure Capital, Inc. 13,818 370,737
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  5,989 113,971
Hancock Whitney Corp. 10,095 552,398
Hanmi Financial Corp. 2,366 55,885
Hanover Insurance Group, Inc. 47,184 7,297,477
HarborOne Bancorp, Inc. 6,462 76,445
HBT Financial, Inc. 2,555 55,955
Heartland Financial USA, Inc. 5,484 336,197
Heritage Commerce Corp. 10,948 102,692
Heritage Financial Corp. 2,710 66,395
Heritage Insurance Holdings, Inc. * 3,385 40,959
Highwoods Properties, Inc. REIT 53,162 1,625,694
Hilltop Holdings, Inc. 5,940 170,062
Hingham Institution For Savings 272 69,126
Hippo Holdings, Inc. * 2,678 71,690
Home Bancorp, Inc. 1,321 61,043
Home BancShares, Inc. 22,295 630,949
HomeStreet, Inc. * 3,837 43,819
HomeTrust Bancshares, Inc. 2,411 81,202
Hope Bancorp, Inc. 9,168 112,675
Horace Mann Educators Corp. 137,359 5,388,594
Horizon Bancorp, Inc. 5,110 82,322
Hudson Pacific Properties, Inc. REIT 16,127 48,865
Hut 8 Corp. * (Canada)  9,665 198,036
Independence Realty Trust, Inc. REIT 27,769 550,937
Independent Bank Corp. (IBCP US) 2,351 81,885
Independent Bank Corp. (INDB US) 3,283 210,736
Independent Bank Group, Inc. 4,111 249,414
Industrial Logistics Properties Trust REIT 5,563 20,305
Innovative Industrial Properties, Inc. REIT 3,492 232,707
International Bancshares Corp. 6,962 439,720
InvenTrust Properties Corp. REIT 8,463 254,990
Invesco Mortgage Capital, Inc. REIT 3,891 31,323
Investar Holding Corp. 2,143 47,060
Investors Title Co. 234 55,402
Jackson Financial, Inc. Class A  4,627 402,919
James River Group Holdings Ltd. 5,230 25,470
JBG SMITH Properties REIT 9,848 151,364

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
John Marshall Bancorp, Inc. 2,566 $ 51,525
Kearny Financial Corp. 9,539 67,536
Kennedy-Wilson Holdings, Inc. 13,392 133,786
Kite Realty Group Trust REIT 125,999 3,180,215
KKR Real Estate Finance Trust, Inc. REIT 4,297 43,400
Ladder Capital Corp. REIT 15,489 173,322
Lakeland Financial Corp. 1,787 122,874
LCNB Corp. 2,957 44,739
Legacy Housing Corp. * 707 17,449
Lemonade, Inc. * 1,221 44,786
LendingClub Corp. * 14,468 234,237
LendingTree, Inc. * 369 14,299
LINKBANCORP, Inc. 5,980 44,730
Live Oak Bancshares, Inc. 848 33,538
LTC Properties, Inc. REIT 5,426 187,468
LXP Industrial Trust REIT 35,141 285,345
Macerich Co. REIT 29,117 580,011
Maiden Holdings Ltd. * 15,126 25,563
MARA Holdings, Inc. * 6,373 106,875
Marcus & Millichap, Inc. 3,120 119,371
Maui Land & Pineapple Co., Inc. * 134 2,945
MBIA, Inc. * 6,283 40,588
McGrath RentCorp 48,250 5,395,315
Medallion Financial Corp. 4,807 45,138
Mercantile Bank Corp. 2,355 104,774
Merchants Bancorp 2,746 100,147
Mercury General Corp. 3,090 205,423
Metrocity Bankshares, Inc. 2,731 87,255
Metropolitan Bank Holding Corp. * 1,626 94,958
MFA Financial, Inc. REIT 11,982 122,097
Mid Penn Bancorp, Inc. 2,542 73,311
Middlefield Banc Corp. 1,673 46,928
Midland States Bancorp, Inc. 2,425 59,170
MidWestOne Financial Group, Inc. 2,477 72,130
Mr. Cooper Group, Inc. * 5,089 488,595
MVB Financial Corp. 2,514 52,040
National Bank Holdings Corp. Class A  2,810 120,999
National Bankshares, Inc. 1,462 41,974
National Health Investors, Inc. REIT 5,264 364,795
Navient Corp. 10,955 145,592
NB Bancorp, Inc. * 5,841 105,488
NBT Bancorp, Inc. 3,565 170,264
Nelnet, Inc. Class A  1,905 203,473
NET Lease Office Properties REIT * 2,024 63,169
NETSTREIT Corp. REIT 6,329 89,555
New York Mortgage Trust, Inc. REIT 9,598 58,164
Newmark Group, Inc. Class A  17,258 221,075
NewtekOne, Inc. 4,479 57,197
NexPoint Diversified Real Estate Trust REIT 3,785 23,089
Nexpoint Real Estate Finance, Inc. REIT 599 9,398
NexPoint Residential Trust, Inc. REIT 2,696 112,558
NI Holdings, Inc. * 1,729 27,145
Nicolet Bankshares, Inc. 1,490 156,316
NMI Holdings, Inc. * 9,186 337,677
Northeast Bank 1,026 94,115
Northeast Community Bancorp, Inc. 2,313 56,576
Northfield Bancorp, Inc. 6,506 75,600
Northrim BanCorp, Inc. 627 48,868
Northwest Bancshares, Inc. 14,175 186,968
Norwood Financial Corp. 1,677 45,623
Oak Valley Bancorp 1,602 46,859
OceanFirst Financial Corp. 6,783 122,772
Offerpad Solutions, Inc. * 983 2,802
OFG Bancorp 3,506 148,374
a Shares Value
Old National Bancorp 37,047 $ 804,105
Old Second Bancorp, Inc. 6,168 109,667
One Liberty Properties, Inc. REIT 2,709 73,793
Onity Group, Inc. * 1,571 48,245
Orange County Bancorp, Inc. 1,021 56,737
Orchid Island Capital, Inc. REIT 7,860 61,151
Origin Bancorp, Inc. 3,618 120,443
Orion Office REIT, Inc. 5,724 21,236
Orrstown Financial Services, Inc. 2,792 102,215
Outfront Media, Inc. REIT 11,614 206,032
P10, Inc. Class A  73 921
Pacific Premier Bancorp, Inc. 7,455 185,779
Pagseguro Digital Ltd. Class A * (Brazil)  12,279 76,867
Paramount Group, Inc. REIT 22,369 110,503
Park National Corp. 1,699 291,260
Parke Bancorp, Inc. 2,314 47,460
Pathward Financial, Inc. 1,407 103,527
PCB Bancorp 2,463 49,851
Peakstone Realty Trust REIT 4,813 53,280
Peapack-Gladstone Financial Corp. 2,660 85,253
Pebblebrook Hotel Trust REIT 14,015 189,903
PennyMac Financial Services, Inc. 1,465 149,635
PennyMac Mortgage Investment Trust REIT 11,471 144,420
Peoples Bancorp of North Carolina, Inc. 1,307 40,844
Peoples Bancorp, Inc. 70,326 2,228,631
Peoples Financial Services Corp. 1,278 65,408
Phillips Edison & Co., Inc. REIT 12,416 465,103
Piedmont Office Realty Trust, Inc.
Class A REIT 17,234 157,691
Pioneer Bancorp, Inc. * 3,502 40,343
Plumas Bancorp 1,150 54,349
Plymouth Industrial REIT, Inc. 3,396 60,449
Ponce Financial Group, Inc. * 4,180 54,340
Postal Realty Trust, Inc. Class A REIT 680 8,874
PotlatchDeltic Corp. REIT 9,934 389,910
PRA Group, Inc. * 5,189 108,398
Preferred Bank 720 62,194
Premier Financial Corp. 5,102 130,458
Primis Financial Corp. 4,398 51,281
Princeton Bancorp, Inc. 1,261 43,416
ProAssurance Corp. * 3,939 62,670
Provident Bancorp, Inc. * 3,992 45,509
Provident Financial Services, Inc. 7,768 146,582
QCR Holdings, Inc. 2,371 191,197
Radian Group, Inc. 17,581 557,669
RBB Bancorp 3,010 61,675
RE/MAX Holdings, Inc. Class A * 2,315 24,701
Ready Capital Corp. REIT 22,368 152,550
Red River Bancshares, Inc. 955 51,551
Redwood Trust, Inc. REIT 15,060 98,342
Regional Management Corp. 1,676 56,950
Renasant Corp. 4,631 165,558
Republic Bancorp, Inc. Class A  1,369 95,652
Retail Opportunity Investments Corp. REIT 15,051 261,285
Riot Platforms, Inc. * 29,795 304,207
RLJ Lodging Trust REIT 19,127 195,287
RMR Group, Inc. Class A  1,200 24,768
Roadzen, Inc. * 5,221 11,382
S&T Bancorp, Inc. 3,013 115,157
Sabra Health Care REIT, Inc. 29,342 508,203
Safehold, Inc. REIT 6,781 125,313
Safety Insurance Group, Inc. 2,024 166,778
Sandy Spring Bancorp, Inc. 79,138 2,667,742
Saul Centers, Inc. REIT 61 2,367

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Seacoast Banking Corp. of Florida 91,890 $ 2,529,732
Selective Insurance Group, Inc. 1,371 128,216
Selectquote, Inc. * 21,922 81,550
Service Properties Trust REIT 19,975 50,737
ServisFirst Bancshares, Inc. 4,289 363,450
Seven Hills Realty Trust REIT 3,364 44,001
Shore Bancshares, Inc. 4,649 73,687
Sierra Bancorp 2,322 67,152
Silvercrest Asset Management Group, Inc.
Class A  2,506 46,085
Simmons First National Corp. Class A  13,911 308,546
SiriusPoint Ltd. * (Sweden)  10,616 173,996
SITE Centers Corp. REIT 6,062 92,688
Skyward Specialty Insurance Group, Inc. * 3,811 192,608
SL Green Realty Corp. REIT 8,820 599,054
SmartFinancial, Inc. 2,566 79,495
South Plains Financial, Inc. 2,032 70,612
Southern First Bancshares, Inc. * 1,483 58,949
Southern Missouri Bancorp, Inc. 1,500 86,055
Southern States Bancshares, Inc. 1,653 55,061
Southside Bancshares, Inc. 3,173 100,774
SouthState Corp. 75,186 7,479,503
STAG Industrial, Inc. REIT 24,573 831,059
Star Holdings * 999 9,720
Stellar Bancorp, Inc. 5,257 149,036
Sterling Bancorp, Inc. * 7,690 36,604
Stewart Information Services Corp. 2,085 140,717
Stock Yards Bancorp, Inc. 3,515 251,709
StoneX Group, Inc. * 3,200 313,504
Stratus Properties, Inc. * 448 9,300
Summit Hotel Properties, Inc. REIT 11,814 80,926
Sunrise Realty Trust, Inc. REIT 1,477 20,796
Sunstone Hotel Investors, Inc. REIT 23,983 283,959
SWK Holdings Corp. * 1,984 31,466
Tanger, Inc. REIT 7,633 260,514
Terawulf, Inc. * 2,780 15,735
Terreno Realty Corp. REIT 11,485 679,223
Texas Capital Bancshares, Inc. * 5,663 442,847
Third Coast Bancshares, Inc. * 1,912 64,912
Timberland Bancorp, Inc. 1,639 50,006
Tiptree, Inc. 2,675 55,801
Tompkins Financial Corp. 1,501 101,813
Towne Bank 8,747 297,923
TPG RE Finance Trust, Inc. REIT 8,070 68,595
Transcontinental Realty Investors, Inc.
REIT * 96 2,862
TriCo Bancshares 72,382 3,163,093
Triumph Financial, Inc. * 172 15,631
TrustCo Bank Corp. 1,935 64,455
Trustmark Corp. 4,698 166,168
TWFG, Inc. * 270 8,316
Two Harbors Investment Corp. REIT 12,665 149,827
UMB Financial Corp. 5,557 627,163
UMH Properties, Inc. REIT 6,778 127,969
United Bankshares, Inc. 15,011 563,663
United Community Banks, Inc. 12,127 391,823
United Fire Group, Inc. 2,473 70,357
Uniti Group, Inc. REIT 28,834 158,587
Unity Bancorp, Inc. 1,402 61,141
Universal Health Realty Income Trust REIT 141 5,247
Universal Insurance Holdings, Inc. 3,419 72,004
Univest Financial Corp. 4,066 119,988
Urban Edge Properties REIT 15,247 327,811
USCB Financial Holdings, Inc. 2,129 37,790
a Shares Value
Valley National Bancorp 59,003 $ 534,567
Velocity Financial, Inc. * 1,993 38,983
Veris Residential, Inc. REIT 8,900 148,007
Veritex Holdings, Inc. 4,153 112,795
Victory Capital Holdings, Inc. Class A  76,156 4,985,172
Virginia National Bankshares Corp. 1,153 44,045
Virtus Investment Partners, Inc. 218 48,086
WaFd, Inc. 7,683 247,700
Walker & Dunlop, Inc. 1,089 105,862
Washington Trust Bancorp, Inc. 10,274 322,090
Waterstone Financial, Inc. 3,578 48,088
WesBanco, Inc. 7,002 227,845
West BanCorp, Inc. 2,954 63,954
Westamerica BanCorp 1,915 100,461
Whitestone REIT 5,254 74,449
World Acceptance Corp. * 239 26,873
WSFS Financial Corp. 110,056 5,847,275
Xenia Hotels & Resorts, Inc. REIT 12,709 188,856
149,567,292
Industrial - 23.1%
spacing
908 Devices, Inc. * 1,714 3,771
AAR Corp. * 3,358 205,778
AerSale Corp. * 3,222 20,299
Air Transport Services Group, Inc. * 5,894 129,550
Albany International Corp. Class A  2,794 223,436
Allient, Inc. 1,470 35,692
American Woodmark Corp. * 20,049 1,594,497
AMMO, Inc. * 9,323 10,255
Apogee Enterprises, Inc. 1,984 141,677
Applied Optoelectronics, Inc. * 4,718 173,905
Archer Aviation, Inc. Class A * 1,861 18,145
Arcosa, Inc. 5,861 566,993
Ardmore Shipping Corp. (Ireland)  4,950 60,143
Arq, Inc. * 2,589 19,599
Aspen Aerogels, Inc. * 5,526 65,649
Astec Industries, Inc. 2,809 94,382
Astronics Corp. * 3,437 54,855
AZZ, Inc. 518 42,435
Barnes Group, Inc. 5,336 252,179
Bel Fuse, Inc. Class A  218 19,637
Bel Fuse, Inc. Class B  1,241 102,345
Belden, Inc. 2,297 258,665
Benchmark Electronics, Inc. 90,615 4,113,921
Bloom Energy Corp. Class A * 1,819 40,400
Boise Cascade Co. 2,532 300,954
Bridger Aerospace Group Holdings, Inc. * 1,163 2,477
Caesarstone Ltd. * 1,434 6,095
ChargePoint Holdings, Inc. * 18,322 19,605
Chart Industries, Inc. * 40,727 7,772,341
Clearwater Paper Corp. * 1,960 58,349
Coherent Corp. * 12,750 1,207,808
Columbus McKinnon Corp. 3,250 121,030
Concrete Pumping Holdings, Inc. * 2,057 13,700
Core Molding Technologies, Inc. * 893 14,770
Costamare, Inc. (Monaco)  5,572 71,600
Covenant Logistics Group, Inc. 868 47,315
CryoPort, Inc. * 733 5,703
CTS Corp. 474 24,994
DHT Holdings, Inc. 14,405 133,822
Dorian LPG Ltd. 1,897 46,230
Ducommun, Inc. * 1,771 112,742
DXP Enterprises, Inc. * 1,347 111,289
Eastern Co. 567 15,048

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Eastman Kodak Co. * 7,499 $ 49,268
EnerSys 133 12,293
Enpro, Inc. 2,145 369,905
Enviri Corp. * 9,522 73,319
ESCO Technologies, Inc. 1,486 197,950
FARO Technologies, Inc. * 2,154 54,625
FLEX LNG Ltd. (Norway)  833 19,109
Fluor Corp. * 1,724 85,028
Forward Air Corp. * 3,020 97,395
Gates Industrial Corp. PLC * 191,281 3,934,650
GATX Corp. 4,080 632,237
Genco Shipping & Trading Ltd. 6,102 85,062
Gencor Industries, Inc. * 679 11,984
Gibraltar Industries, Inc. * 1,733 102,074
Golden Ocean Group Ltd. (Norway)  15,355 137,581
GoPro, Inc. Class A * 13,169 14,354
GrafTech International Ltd. * 1,555 2,690
Granite Construction, Inc. 1,116 97,884
Great Lakes Dredge & Dock Corp. * 7,586 85,646
Greenbrier Cos., Inc. 3,580 218,344
Greif, Inc. Class A  3,103 189,655
Greif, Inc. Class B  815 55,298
Heartland Express, Inc. 2,633 29,542
Helios Technologies, Inc. 1,195 53,345
Hillenbrand, Inc. 5,570 171,445
Hillman Solutions Corp. * 18,486 180,054
Hub Group, Inc. Class A  7,482 333,398
Hyster-Yale, Inc. 564 28,725
Ichor Holdings Ltd. * 2,773 89,346
Insteel Industries, Inc. 742 20,041
International Seaways, Inc. 4,526 162,664
Intuitive Machines, Inc. * 3,601 65,394
Itron, Inc. * 605 65,691
JELD-WEN Holding, Inc. * 6,721 55,045
John Bean Technologies Corp. 5,097 647,829
Kennametal, Inc. 10,091 242,386
Kimball Electronics, Inc. * 2,611 48,904
Knight-Swift Transportation Holdings, Inc. 72,909 3,867,093
Knowles Corp. * 252,180 5,025,947
Kratos Defense & Security Solutions, Inc. * 10,141 267,520
L.B. Foster Co. Class A * 952 25,609
Latham Group, Inc. * 4,598 32,002
Lindsay Corp. 565 66,845
Louisiana-Pacific Corp. 10,235 1,059,834
LSB Industries, Inc. * 6,165 46,792
LSI Industries, Inc. 600 11,652
Luxfer Holdings PLC (United Kingdom)  2,914 38,144
Manitowoc Co., Inc. * 3,361 30,686
Marten Transport Ltd. 5,131 80,095
Masterbrand, Inc. * 14,968 218,682
Materion Corp. 88 8,701
Matson, Inc. 4,081 550,282
Mayville Engineering Co., Inc. * 1,336 21,002
Melrose Industries PLC (United Kingdom)  558,043 3,856,287
Mercury Systems, Inc. * 6,559 275,478
Mesa Laboratories, Inc. 356 46,946
Metallus, Inc. * 4,638 65,535
MicroVision, Inc. * 9,438 12,364
Mirion Technologies, Inc. * 20,425 356,416
Mistras Group, Inc. * 1,599 14,487
Mueller Industries, Inc. 1,116 88,566
Mueller Water Products, Inc. Class A  286,231 6,440,197
NANO Nuclear Energy, Inc. * 471 11,726
National Presto Industries, Inc. 411 40,451
a Shares Value
Net Power, Inc. * 2,123 $ 22,483
NEXTracker, Inc. Class A * 4,495 164,202
NL Industries, Inc. 1,183 9,192
nLight, Inc. * 5,361 56,237
NN, Inc. * 5,343 17,472
Nordic American Tankers Ltd. 19,590 48,975
Northwest Pipe Co. * 650 31,369
NV5 Global, Inc. * 5,033 94,822
O-I Glass, Inc. * 18,845 204,280
Olympic Steel, Inc. 1,021 33,499
Orion Group Holdings, Inc. * 3,013 22,085
Pactiv Evergreen, Inc. 4,322 75,505
PAMT Corp. * 593 9,713
Pangaea Logistics Solutions Ltd. 2,732 14,644
Park Aerospace Corp. 675 9,889
Park-Ohio Holdings Corp. 870 22,855
Plexus Corp. * 2,333 365,068
Primoris Services Corp. 48,049 3,670,944
Proficient Auto Logistics, Inc. * 810 6,537
Proto Labs, Inc. * 2,953 115,433
Pure Cycle Corp. * 1,309 16,598
PureCycle Technologies, Inc. * 12,282 125,890
QinetiQ Group PLC (United Kingdom)  994,019 5,152,146
Radiant Logistics, Inc. * 2,782 18,639
Ranpak Holdings Corp. * 5,238 36,037
Redwire Corp. * 2,097 34,517
Regal Rexnord Corp. 34,946 5,421,173
RXO, Inc. * 80,080 1,909,107
Ryerson Holding Corp. 107,311 1,986,327
Safe Bulkers, Inc. (Monaco)  8,069 28,806
Sanmina Corp. * 79,213 5,994,048
Scorpio Tankers, Inc. (Monaco)  5,151 255,953
Senior PLC (United Kingdom)  840,264 1,678,874
SFL Corp. Ltd. (Norway)  9,121 93,217
SmartRent, Inc. * 21,373 37,403
Smith & Wesson Brands, Inc. 5,627 56,861
Southland Holdings, Inc. * 349 1,134
Standard BioTools, Inc. * 27,910 48,843
Standex International Corp. 333 62,268
Stoneridge, Inc. * 2,596 16,277
Sturm Ruger & Co., Inc. 842 29,782
Summit Materials, Inc. Class A * 14,771 747,413
Teekay Corp. Ltd. * (Bermuda)  5,529 38,316
Teekay Tankers Ltd. Class A (Canada)  2,740 109,025
Tennant Co. 1,118 91,151
Terex Corp. 7,956 367,726
Thermon Group Holdings, Inc. * 3,344 96,207
Tredegar Corp. * 3,225 24,768
TriMas Corp. 4,946 121,622
Trinity Industries, Inc. 440 15,444
Triumph Group, Inc. * 8,670 161,782
TTM Technologies, Inc. * 87,775 2,172,431
Turtle Beach Corp. * 745 12,896
Tutor Perini Corp. * 5,499 133,076
Twin Disc, Inc. 756 8,883
UFP Industries, Inc. 53,438 6,019,791
Ultralife Corp. * 675 5,029
Universal Logistics Holdings, Inc. 592 27,196
Valmont Industries, Inc. 20,657 6,334,882
Vicor Corp. * 1,156 55,858
Virgin Galactic Holdings, Inc. * 2,296 13,500
Vishay Intertechnology, Inc. 14,910 252,575
Werner Enterprises, Inc. 6,664 239,371
Willis Lease Finance Corp. 348 72,227

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
World Kinect Corp. 6,610 $ 181,841
Worthington Enterprises, Inc. 559 22,421
Worthington Steel, Inc. 3,975 126,485
Zurn Elkay Water Solutions Corp. 734 27,378
95,091,977
Technology - 4.1%
spacing
3D Systems Corp. * 14,415 47,281
ACI Worldwide, Inc. * 133,441 6,926,922
ACM Research, Inc. Class A * 1,813 27,376
Adeia, Inc. 1,782 24,912
Alpha & Omega Semiconductor Ltd. * 2,752 101,907
Ambarella, Inc. * 2,189 159,228
ASGN, Inc. * 4,407 367,279
Asure Software, Inc. * 2,946 27,722
Bandwidth, Inc. Class A * 516 8,782
BigBear.ai Holdings, Inc. * 3,299 14,681
Cantaloupe, Inc. * 344 3,271
Cerence, Inc. * 5,122 40,208
CEVA, Inc. * 207 6,531
Cohu, Inc. * 132,455 3,536,548
Commvault Systems, Inc. * 413 62,326
Conduent, Inc. * 20,366 82,279
Consensus Cloud Solutions, Inc. * 2,202 52,540
Corsair Gaming, Inc. * 4,580 30,274
Cricut, Inc. Class A  785 4,474
CS Disco, Inc. * 1,710 8,533
D-Wave Quantum, Inc. * (Canada)  5,735 48,174
Daily Journal Corp. * 30 17,040
Definitive Healthcare Corp. * 6,610 27,167
Diebold Nixdorf, Inc. * 3,056 131,530
Digi International, Inc. * 4,174 126,180
Digimarc Corp. * 275 10,299
Digital Turbine, Inc. * 12,898 21,798
Diodes, Inc. * 4,919 303,355
Donnelley Financial Solutions, Inc. * 1,261 79,103
E2open Parent Holdings, Inc. * 24,932 66,319
EverCommerce, Inc. * 562 6,188
Everspin Technologies, Inc. * 571 3,649
Fastly, Inc. Class A * 3,416 32,247
Grid Dynamics Holdings, Inc. * 2,206 49,061
Health Catalyst, Inc. * 6,970 49,278
I3 Verticals, Inc. Class A * 2,617 60,296
IBEX Holdings Ltd. * 1,145 24,606
Immersion Corp. 4,081 35,627
Integral Ad Science Holding Corp. * 7,889 82,361
Life360, Inc. * 282 11,638
Logility Supply Chain Solutions, Inc. Class A  4,088 45,295
Lumentum Holdings, Inc. * 19,771 1,659,775
MaxLinear, Inc. * 486 9,613
Meridianlink, Inc. * 1,294 26,721
Navitas Semiconductor Corp. * 11,823 42,208
NCR Voyix Corp. * 1,928 26,684
NetScout Systems, Inc. * 8,658 187,532
Olo, Inc. Class A * 6,489 49,836
ON24, Inc. * 2,387 15,420
OneSpan, Inc. * 704 13,052
Ouster, Inc. * 4,235 51,752
Outbrain, Inc. * 3,231 23,199
Pagaya Technologies Ltd. Class A * 5,667 52,646
PAR Technology Corp. * 270 19,621
Penguin Solutions, Inc. * 6,324 121,358
Photronics, Inc. * 4,709 110,944
Pitney Bowes, Inc. 6,008 43,498
a Shares Value
Planet Labs PBC * 25,475 $ 102,919
Playstudios, Inc. * 12,337 22,947
Rackspace Technology, Inc. * 9,166 20,257
Rekor Systems, Inc. * 2,174 3,391
Richardson Electronics Ltd. 956 13,413
Rigetti Computing, Inc. * 16,350 249,501
Rimini Street, Inc. * 5,521 14,741
Silvaco Group, Inc. * 340 2,747
SolarWinds Corp. 6,550 93,337
Synaptics, Inc. * 4,365 333,137
Telos Corp. * 6,201 21,207
TTEC Holdings, Inc. 3,496 17,445
Unisys Corp. * 8,428 53,349
V2X, Inc. * 1,514 72,415
Veeco Instruments, Inc. * 655 17,554
Verint Systems, Inc. * 7,193 197,448
Vimeo, Inc. * 17,843 114,195
Vishay Precision Group, Inc. * 899 21,100
Waystar Holding Corp. * 2,039 74,831
Xerox Holdings Corp. 14,845 125,143
16,789,221
Utilities - 2.8%
spacing
ALLETE, Inc. 6,405 415,044
Altus Power, Inc. * 8,869 36,097
Ameresco, Inc. Class A * 2,584 60,672
American States Water Co. 1,835 142,616
Avista Corp. 9,231 338,132
Black Hills Corp. 40,914 2,394,287
Brookfield Infrastructure Corp.
Class A (Canada)  14,655 586,347
California Water Service Group 4,763 215,907
Chesapeake Utilities Corp. 2,456 298,036
Consolidated Water Co. Ltd. (Cayman)  885 22,913
Genie Energy Ltd. Class B  860 13,407
Hawaiian Electric Industries, Inc. * 19,974 194,347
IDACORP, Inc. 18,873 2,062,441
MGE Energy, Inc. 2,469 231,987
Middlesex Water Co. 1,652 86,945
New Jersey Resources Corp. 11,748 548,044
Northwest Natural Holding Co. 4,707 186,209
Northwestern Energy Group, Inc. 7,730 413,246
ONE Gas, Inc. 6,968 482,534
Ormat Technologies, Inc. 6,950 470,654
Otter Tail Corp. 2,705 199,737
Portland General Electric Co. 12,845 560,299
RGC Resources, Inc. 617 12,377
SJW Group 3,425 168,578
Southwest Gas Holdings, Inc. 7,503 530,537
Spire, Inc. 6,738 457,039
TXNM Energy, Inc. 10,325 507,680
Unitil Corp. 1,464 79,334
York Water Co. 855 27,976
11,743,422
Total Common Stocks
    (Cost $401,616,385) 407,089,126
TOTAL INVESTMENTS - 99.0%
(Cost $401,618,841) 407,094,127
DERIVATIVES - (0.0%) (75,234)
OTHER ASSETS & LIABILITIES, NET - 1.0% 4,298,957
NET ASSETS - 100.0% $ 411,317,850

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $3,918 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 36 .4%
Industrial 23 .1%
Consumer, Cyclical 11 .9%
Consumer, Non-Cyclical 9 .4%
Energy 4 .8%
Technology 4 .1%
Basic Materials 4 .0%
Others (each less than 3.0%) 5 .3%
99 .0%
Derivatives (0.0%)
Other Assets & Liabilities, Net 1 .0%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/25 150 $ 1,762,584 $ 1,687,350 ( $ 75,234 )
a
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 4,501 $ – $ 583 $ 3,918
Warrants 500 – 500 –
Common Stocks
Basic Materials 16,363,716 16,363,716 – –
Communications 10,407,662 10,407,662 – –
Consumer, Cyclical 49,049,541 48,412,587 636,954 –
Consumer, Non-Cyclical 38,491,620 34,438,020 4,053,600 –
Energy 19,584,675 18,448,487 1,136,188 –
Financial 149,567,292 149,567,292 – –
Industrial 95,091,977 86,083,544 9,008,433 –
Technology 16,789,221 16,789,221 – –
Utilities 11,743,422 11,743,422 – –
Total Common Stocks 407,089,126 392,253,951 14,835,175 –
Total Assets 407,094,127 392,253,951 14,836,258 3,918
Liabilities Derivatives:
Equity Contracts
Futures (75,234) (75,234) – –
Total Liabilities (75,234) (75,234) – –
Total $ 407,018,893 $ 392,178,717 $ 14,836,258 $ 3,918

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57
Exp 11/23/27 * 73,697 $ –
Total Warrants
    (Cost $737) –
COMMON STOCKS - 97.7%
Basic Materials - 0.7%
spacing
Axalta Coating Systems Ltd. * 82,083 2,808,880
Communications - 2.9%
spacing
Chewy, Inc. Class A * 54,187 1,814,723
DigitalBridge Group, Inc. 288,952 3,259,378
Q2 Holdings, Inc. * 49,201 4,952,081
Vivid Seats, Inc. Class A * 400,273 1,853,264
11,879,446
Consumer, Cyclical - 7.8%
spacing
Brunswick Corp. 51,736 3,346,284
Genius Sports Ltd. * (United Kingdom)  768,905 6,651,028
Lear Corp. 41,493 3,929,387
Ollie's Bargain Outlet Holdings, Inc. * 42,561 4,670,219
Skechers USA, Inc. Class A * 73,967 4,973,541
Visteon Corp. * 59,030 5,237,142
Wingstop, Inc. 10,573 3,004,847
31,812,448
Consumer, Non-Cyclical - 29.2%
spacing
Adaptive Biotechnologies Corp. * 411,220 2,465,264
Amicus Therapeutics, Inc. * 388,918 3,663,608
Annexon, Inc. * 124,723 639,829
Ascendis Pharma AS ADR * (Denmark)  20,489 2,820,721
Bio-Techne Corp. 72,395 5,214,612
BioAtla, Inc. * 63,368 37,463
BioLife Solutions, Inc. * 88,460 2,296,422
Blueprint Medicines Corp. * 33,393 2,912,537
Ceribell, Inc. * 51,392 1,330,025
Certara, Inc. * 505,031 5,378,580
CG oncology, Inc. * 31,936 915,924
Collegium Pharmaceutical, Inc. * 73,913 2,117,607
Cytokinetics, Inc. * 35,112 1,651,668
elf Beauty, Inc. * 27,385 3,438,187
Envista Holdings Corp. * 185,251 3,573,492
Fractyl Health, Inc. * 119,296 245,750
Globus Medical, Inc. Class A * 59,798 4,945,893
Harmony Biosciences Holdings, Inc. * 102,615 3,530,982
HealthEquity, Inc. * 38,077 3,653,488
Immunocore Holdings PLC ADR * (United
Kingdom)  56,796 1,675,482
Kymera Therapeutics, Inc. * 47,479 1,910,080
Lantheus Holdings, Inc. * 38,610 3,454,051
Legend Biotech Corp. ADR * 38,743 1,260,697
Ligand Pharmaceuticals, Inc. * 34,111 3,654,994
Maravai LifeSciences Holdings, Inc.
Class A * 212,144 1,156,185
Natera, Inc. * 16,745 2,650,734
Neurocrine Biosciences, Inc. * 17,617 2,404,720
Oatly Group AB ADR * 879,694 583,061
Penumbra, Inc. * 14,496 3,442,510
a Shares Value
Prelude Therapeutics, Inc. * 61,165 $ 77,985
PROCEPT BioRobotics Corp. * 41,962 3,378,780
Qiagen NV * 131,966 5,876,446
RB Global, Inc. (Canada)  78,440 7,076,072
Remitly Global, Inc. * 174,865 3,946,703
SpringWorks Therapeutics, Inc. * 73,318 2,648,979
TriNet Group, Inc. 34,992 3,176,224
U.S. Foods Holding Corp. * 130,961 8,834,629
UFP Technologies, Inc. * 12,157 2,972,508
UL Solutions, Inc. Class A  75,476 3,764,743
Ultragenyx Pharmaceutical, Inc. * 59,327 2,495,887
Viking Therapeutics, Inc. * 28,408 1,143,138
118,416,660
Energy - 6.4%
spacing
Antero Resources Corp. * 163,082 5,716,024
Matador Resources Co. 102,541 5,768,957
Permian Resources Corp. 391,708 5,632,761
TechnipFMC PLC (United Kingdom)  170,169 4,924,691
Viper Energy, Inc. 84,437 4,143,323
26,185,756
Financial - 8.9%
spacing
GCM Grosvenor, Inc. Class A  288,046 3,534,325
Hamilton Lane, Inc. Class A  32,441 4,802,890
Hut 8 Corp. * (Canada)  56,360 1,154,816
Independence Realty Trust, Inc. REIT 273,094 5,418,185
P10, Inc. Class A  225,585 2,844,627
PJT Partners, Inc. Class A  13,738 2,167,994
STAG Industrial, Inc. REIT 90,005 3,043,969
StepStone Group, Inc. Class A  68,873 3,986,369
Terreno Realty Corp. REIT 72,538 4,289,897
WisdomTree, Inc. 455,777 4,785,659
36,028,731
Industrial - 19.1%
spacing
Advanced Energy Industries, Inc. 47,516 5,494,275
Albany International Corp. Class A  26,376 2,109,289
AptarGroup, Inc. 26,338 4,137,700
AZEK Co., Inc. * 78,483 3,725,588
Bloom Energy Corp. Class A * 86,701 1,925,629
Crane Co. 51,227 7,773,697
Flowserve Corp. 106,599 6,131,575
Gerresheimer AG (Germany)  38,833 2,858,830
GFL Environmental, Inc. 131,691 5,865,517
Jacobs Solutions, Inc. 19,040 2,544,125
Knife River Corp. * 31,278 3,179,096
Knight-Swift Transportation Holdings, Inc. 100,756 5,344,098
Littelfuse, Inc. 17,248 4,064,491
Modine Manufacturing Co. * 15,597 1,808,160
nVent Electric PLC 87,910 5,991,946
Saia, Inc. * 4,515 2,057,621
Standardaero, Inc. * 134,634 3,333,538
TopBuild Corp. * 20,413 6,355,383
XPO, Inc. * 21,691 2,844,775
77,545,333
Technology - 22.7%
spacing
ACV Auctions, Inc. Class A * 211,127 4,560,343
Alkami Technology, Inc. * 148,677 5,453,472
Allegro MicroSystems, Inc. * (Japan)  132,399 2,894,242
Astera Labs, Inc. * 13,150 1,741,718
CACI International, Inc. Class A * 12,029 4,860,438

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
CCC Intelligent Solutions Holdings, Inc. * 385,629 $ 4,523,428
Corsair Gaming, Inc. * 431,068 2,849,359
Definitive Healthcare Corp. * 611,125 2,511,724
ExlService Holdings, Inc. * 76,660 3,402,171
Five9, Inc. * 85,566 3,477,402
FormFactor, Inc. * 125,849 5,537,356
Guidewire Software, Inc. * 43,105 7,266,641
JFrog Ltd. * (Israel)  138,813 4,082,490
KBR, Inc. 84,679 4,905,454
Kinaxis, Inc. * (Canada)  26,201 3,155,895
nCino, Inc. * 150,310 5,047,410
Onestream, Inc. * 97,810 2,789,541
Onto Innovation, Inc. * 27,246 4,541,091
QXO, Inc. * 146,872 2,335,265
QXO, Inc. 88,518 1,407,436
Schrodinger, Inc. * 281,879 5,437,446
SentinelOne, Inc. Class A * 332,644 7,384,697
ServiceTitan, Inc. Class A * 5,703 586,668
Tempus AI, Inc. * 36,990 1,248,782
92,000,469
Total Common Stocks
    (Cost $386,722,449) 396,677,723
Principal
Amount
SHORT-TERM INVESTMENTS - 2.4%
U.S. Government Agency Issues - 2.4%
Federal Home Loan Bank Discount Notes
4.257% due 01/02/25  $ 9,490,000 9,487,786
Total Short-Term Investments
(Cost $9,488,919) 9,487,786
TOTAL INVESTMENTS - 100.1%
(Cost $396,212,105) 406,165,509
OTHER ASSETS & LIABILITIES, NET - (0.1%) (270,300)
NET ASSETS - 100.0% $ 405,895,209
Consumer, Non-Cyclical 29 .2%
Technology 22 .7%
Industrial 19 .1%
Financial 8 .9%
Consumer, Cyclical 7 .8%
Energy 6 .4%
Others (each less than 3.0%) 6 .0%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 2,808,880 $ 2,808,880 $ – $ –
Communications 11,879,446 11,879,446 – –
Consumer, Cyclical 31,812,448 31,812,448 – –
Consumer, Non-Cyclical 118,416,660 118,416,660 – –
Energy 26,185,756 26,185,756 – –
Financial 36,028,731 36,028,731 – –
Industrial 77,545,333 74,686,503 2,858,830 –
Technology 92,000,469 89,665,204 2,335,265 –
Total Common Stocks 396,677,723 391,483,628 5,194,095 –
Short-Term Investments 9,487,786 – 9,487,786 –
Total $ 406,165,509 $ 391,483,628 $ 14,681,881 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 15,650 $ 13,146
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 3,861 1,815
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 11,165
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 1,693 –
28,484
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 221
Total Rights
    (Cost $15,384) 28,705
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 420 1,346
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 420 1,346
2,692
Total Warrants
    (Cost $0) 2,692
COMMON STOCKS - 100.0%
Basic Materials - 3.2%
spacing
AdvanSix, Inc. 6,719 191,424
American Vanguard Corp. 7,396 34,243
Arcadium Lithium PLC * (Argentina)  283,846 1,456,130
Avient Corp. 23,640 965,930
Balchem Corp. 8,440 1,375,678
Cabot Corp. 13,608 1,242,546
Caledonia Mining Corp. PLC (South Africa)  5,320 50,061
Carpenter Technology Corp. 12,362 2,097,955
Centrus Energy Corp. Class A * 3,697 246,257
Century Aluminum Co. * 13,894 253,149
Codexis, Inc. * 19,484 92,939
Coeur Mining, Inc. * 103,725 593,307
Commercial Metals Co. 29,581 1,467,218
Compass Minerals International, Inc. 8,785 98,831
Constellium SE * 33,965 348,821
Contango ORE, Inc. * 3,228 32,345
Critical Metals Corp. * (Austria)  1,875 12,731
Dakota Gold Corp. * 13,935 30,657
Ecovyst, Inc. * 30,361 231,958
Encore Energy Corp. * (Canada)  47,246 161,109
Energy Fuels, Inc. * 48,235 247,446
Hawkins, Inc. 5,096 625,126
HB Fuller Co. 14,287 964,087
Hecla Mining Co. 153,775 755,035
i-80 Gold Corp. * (Canada)  88,640 42,990
Ingevity Corp. * 9,530 388,347
Innospec, Inc. 6,532 718,912
Intrepid Potash, Inc. * 3,035 66,527
a Shares Value
Ivanhoe Electric, Inc. * 21,563 $ 162,801
Kaiser Aluminum Corp. 4,210 295,837
Koppers Holdings, Inc. 5,314 172,174
Kronos Worldwide, Inc. 6,400 62,400
Lifezone Metals Ltd. * (Isle of Man)  10,471 72,773
Lightwave Logic, Inc. * 29,805 62,590
MAC Copper Ltd. Class A * (Australia)  13,411 142,425
Mativ Holdings, Inc. 15,011 163,620
Minerals Technologies, Inc. 7,757 591,161
Northern Technologies International Corp. 2,175 29,341
Novagold Resources, Inc. * (Canada)  62,659 208,654
Oil-Dri Corp. of America 1,253 109,813
Orion SA (Germany)  15,068 237,924
Perimeter Solutions, Inc. * 35,087 448,412
Perpetua Resources Corp. * 10,095 107,714
Piedmont Lithium, Inc. * 4,848 42,371
Quaker Chemical Corp. 3,639 512,226
Radius Recycling, Inc. 6,687 101,776
Rayonier Advanced Materials, Inc. * 15,751 129,946
Rogers Corp. * 4,929 500,836
Sensient Technologies Corp. 10,968 781,580
SSR Mining, Inc. * (Canada)  52,944 368,490
Stepan Co. 5,564 359,991
Sylvamo Corp. 8,937 706,202
Tronox Holdings PLC 30,972 311,888
U.S. Lime & Minerals, Inc. 2,777 368,619
Universal Stainless & Alloy Products, Inc. * 2,047 90,129
Ur-Energy, Inc. * 83,341 95,842
Uranium Energy Corp. * 104,449 698,764
Valhi, Inc. 693 16,209
22,744,267
Communications - 4.3%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 62,599
1stdibs.com, Inc. * 7,194 25,467
A10 Networks, Inc. 18,778 345,515
ADTRAN Holdings, Inc. * 21,762 181,277
Advantage Solutions, Inc. * 25,717 75,094
AMC Networks, Inc. Class A * 8,481 83,962
Anterix, Inc. * 2,933 89,955
Applied Digital Corp. * 50,072 382,550
AST SpaceMobile, Inc. * 35,097 740,547
ATN International, Inc. 3,134 52,683
AudioEye, Inc. * 2,114 32,154
Aviat Networks, Inc. * 2,344 42,450
Backblaze, Inc. Class A * 11,995 72,210
BARK, Inc. * 34,573 63,614
Beyond, Inc. * 13,354 65,835
BlackSky Technology, Inc. * 6,199 66,887
Boston Omaha Corp. Class A * 6,200 87,916
Bumble, Inc. Class A * 24,813 201,978
Cable One, Inc. 1,479 535,576
Calix, Inc. * 15,398 536,928
Cardlytics, Inc. * 11,501 42,669
Cargurus, Inc. * 22,490 821,785
Cars.com, Inc. * 17,228 298,561
Clear Channel Outdoor Holdings, Inc. * 88,958 121,872
Clearfield, Inc. * 2,834 87,854
Cogent Communications Holdings, Inc. 11,545 889,773
CommScope Holding Co., Inc. * 55,545 289,389
Couchbase, Inc. * 10,185 158,784
Credo Technology Group Holding Ltd. * 36,548 2,456,391
Despegar.com Corp. * (Argentina)  16,149 310,868
DigitalBridge Group, Inc. 41,618 469,451

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
EchoStar Corp. Class A * 31,964 $ 731,976
Entravision Communications Corp. Class A  16,640 39,104
ePlus, Inc. * 6,976 515,387
Eventbrite, Inc. Class A * 19,516 65,574
EverQuote, Inc. Class A * 6,567 131,274
EW Scripps Co. Class A * 16,290 36,001
Extreme Networks, Inc. * 33,012 552,621
Figs, Inc. Class A * 32,359 200,302
fuboTV, Inc. * 82,403 103,828
Gambling.com Group Ltd. * (Malta)  4,536 63,867
Gannett Co., Inc. * 35,898 181,644
Getty Images Holdings, Inc. * 29,445 63,601
Globalstar, Inc. * 190,760 394,873
Gogo, Inc. * 16,716 135,232
Gray Television, Inc. 20,431 64,358
Grindr, Inc. * (Singapore)  5,983 106,737
Groupon, Inc. * 6,846 83,179
Harmonic, Inc. * 29,021 383,948
HealthStream, Inc. 6,552 208,354
Hims & Hers Health, Inc. * 49,784 1,203,777
IDT Corp. Class B  3,828 181,907
iHeartMedia, Inc. Class A * 26,169 51,815
Infinera Corp. * 58,364 383,452
Innovid Corp. * (Israel)  30,801 95,175
InterDigital, Inc. 6,562 1,271,191
Lands' End, Inc. * 4,088 53,716
Liberty Latin America Ltd. Class A * 9,569 60,859
Liberty Latin America Ltd. Class C * 32,796 207,927
LifeMD, Inc. * 10,237 50,673
Liquidity Services, Inc. * 5,512 177,982
LiveOne, Inc. * 19,941 29,313
Lumen Technologies, Inc. * 265,552 1,410,081
Magnite, Inc. * 33,048 526,124
MediaAlpha, Inc. Class A * 6,963 78,612
National CineMedia, Inc. * 18,246 121,153
Nerdy, Inc. * 14,659 23,748
NETGEAR, Inc. * 7,244 201,890
Nextdoor Holdings, Inc. * 43,116 102,185
Ooma, Inc. * 6,486 91,193
Open Lending Corp. * 25,791 153,972
Opendoor Technologies, Inc. * 162,577 260,123
OptimizeRx Corp. * 4,522 21,977
Powerfleet, Inc. NJ * 23,940 159,440
Preformed Line Products Co. 730 93,287
Q2 Holdings, Inc. * 15,499 1,559,974
QuinStreet, Inc. * 13,862 319,796
RealReal, Inc. * 25,181 275,228
Revolve Group, Inc. * 10,084 337,713
Ribbon Communications, Inc. * 24,452 101,720
RumbleON, Inc. Class B * 5,561 30,196
Scholastic Corp. 5,875 125,314
Shenandoah Telecommunications Co. 12,574 158,558
Shutterstock, Inc. 6,364 193,147
Sinclair, Inc. 9,060 146,228
Solo Brands, Inc. Class A * 5,125 5,843
Sphere Entertainment Co. * 6,996 282,079
Spok Holdings, Inc. 4,133 66,335
Sprinklr, Inc. Class A * 29,766 251,523
Stagwell, Inc. * 22,943 150,965
Stitch Fix, Inc. Class A * 23,460 101,113
TechTarget, Inc. * 6,722 133,230
TEGNA, Inc. 42,253 772,807
Telephone & Data Systems, Inc. 25,882 882,835
Thryv Holdings, Inc. * 9,059 134,073
a Shares Value
Townsquare Media, Inc. Class A  2,510 $ 22,816
TrueCar, Inc. * 24,636 91,892
Tucows, Inc. Class A * 2,749 47,118
Upwork, Inc. * 32,629 533,484
Vacasa, Inc. Class A * 5,051 24,750
Value Line, Inc. 334 17,635
Viasat, Inc. * 32,468 276,303
Viavi Solutions, Inc. * 58,030 586,103
Vivid Seats, Inc. Class A * 21,086 97,628
WideOpenWest, Inc. * 15,069 74,742
Yelp, Inc. * 17,101 661,809
Ziff Davis, Inc. * 11,372 617,955
29,846,938
Consumer, Cyclical - 10.9%
spacing
A-Mark Precious Metals, Inc. 4,289 117,519
Abercrombie & Fitch Co. Class A * 13,054 1,951,181
Academy Sports & Outdoors, Inc. 17,795 1,023,746
Accel Entertainment, Inc. * 13,457 143,721
Acushnet Holdings Corp. 7,141 507,582
Adient PLC * 23,342 402,183
Aeva Technologies, Inc. * 6,007 28,533
Allegiant Travel Co. 4,071 383,163
AMC Entertainment Holdings, Inc. Class A * 88,532 352,357
American Axle & Manufacturing Holdings,
Inc. * 29,740 173,384
American Eagle Outfitters, Inc. 45,282 754,851
America's Car-Mart, Inc. * 1,874 96,043
Arhaus, Inc. 13,116 123,290
Arko Corp. 21,793 143,616
Asbury Automotive Group, Inc. * 5,081 1,234,835
Atlanta Braves Holdings, Inc. Class A * 2,808 114,566
Atlanta Braves Holdings, Inc. Class C * 13,070 500,058
Aurora Innovation, Inc. * 250,372 1,577,344
Bally's Corp. * 6,585 117,806
Beacon Roofing Supply, Inc. * 16,057 1,631,070
Beazer Homes USA, Inc. * 7,752 212,870
Biglari Holdings, Inc. Class B * 230 58,487
BJ's Restaurants, Inc. * 4,949 173,883
Blink Charging Co. * 28,899 40,170
Bloomin' Brands, Inc. 20,566 251,111
Blue Bird Corp. * 8,448 326,346
BlueLinx Holdings, Inc. * 2,208 225,569
Boot Barn Holdings, Inc. * 7,756 1,177,516
Brinker International, Inc. * 11,599 1,534,432
Buckle, Inc. 8,115 412,323
Build-A-Bear Workshop, Inc. 3,148 144,934
Caleres, Inc. 8,951 207,305
Camping World Holdings, Inc. Class A  14,691 309,686
Canoo, Inc. * 881 1,242
Cavco Industries, Inc. * 2,143 956,271
Century Communities, Inc. 7,384 541,690
Champion Homes, Inc. * 14,028 1,235,867
Cheesecake Factory, Inc. 12,683 601,682
Cinemark Holdings, Inc. * 29,015 898,885
Citi Trends, Inc. * 1,465 38,456
Clarus Corp. 6,816 30,740
Clean Energy Fuels Corp. * 47,494 119,210
Commercial Vehicle Group, Inc. * 8,348 20,703
CompX International, Inc. 719 18,802
Cooper-Standard Holdings, Inc. * 4,782 64,844
Cracker Barrel Old Country Store, Inc. 5,748 303,839
Daktronics, Inc. * 10,368 174,804
Dana, Inc. 34,092 394,104

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Dave & Buster's Entertainment, Inc. * 8,453 $ 246,743
Denny's Corp. * 14,657 88,675
Designer Brands, Inc. Class A  10,451 55,808
Destination XL Group, Inc. * 15,629 42,042
Dine Brands Global, Inc. 4,348 130,875
Dorman Products, Inc. * 6,628 858,657
Douglas Dynamics, Inc. 5,570 131,619
Dream Finders Homes, Inc. Class A * 7,322 170,383
El Pollo Loco Holdings, Inc. * 6,422 74,110
Empire Resorts, Inc. (Escrow) * ± Ω 953 –
Escalade, Inc. 2,759 39,399
Ethan Allen Interiors, Inc. 6,281 176,559
Everi Holdings, Inc. * 20,623 278,617
EVgo, Inc. * 28,031 113,526
EVI Industries, Inc. 2,052 33,550
First Watch Restaurant Group, Inc. * 7,615 141,715
FirstCash Holdings, Inc. 10,113 1,047,707
Flexsteel Industries, Inc. 1,336 72,598
Foot Locker, Inc. * 21,870 475,891
Forestar Group, Inc. * 4,624 119,854
Fox Factory Holding Corp. * 10,991 332,698
Frontier Group Holdings, Inc. * 10,591 75,302
Full House Resorts, Inc. * 9,322 38,034
Funko, Inc. Class A * 9,070 121,447
G-III Apparel Group Ltd. * 9,980 325,548
Genesco, Inc. * 2,882 123,206
Gentherm, Inc. * 8,129 324,550
Global Business Travel Group I * 32,856 304,904
Global Industrial Co. 3,431 85,055
GMS, Inc. * 9,910 840,665
Golden Entertainment, Inc. 5,107 161,381
Goodyear Tire & Rubber Co. * 74,542 670,878
Green Brick Partners, Inc. * 8,163 461,128
Group 1 Automotive, Inc. 3,481 1,467,172
GrowGeneration Corp. * 17,333 29,293
H&E Equipment Services, Inc. 8,517 416,992
Hamilton Beach Brands Holding Co.
Class A  2,500 42,075
Hanesbrands, Inc. * 92,823 755,579
Haverty Furniture Cos., Inc. 4,176 92,958
Hilton Grand Vacations, Inc. * 18,338 714,265
HNI Corp. 12,483 628,769
Holley, Inc. * 13,491 40,743
Hooker Furnishings Corp. 3,258 45,645
Hovnanian Enterprises, Inc. Class A * 1,282 171,557
Hudson Technologies, Inc. * 13,006 72,573
Hyliion Holdings Corp. * 34,034 88,829
IMAX Corp. * 11,322 289,843
indie Semiconductor, Inc. Class A * (China)  42,761 173,182
Installed Building Products, Inc. 6,283 1,101,096
Interface, Inc. 15,088 367,393
International Game Technology PLC 29,659 523,778
iRobot Corp. * 7,380 57,195
J Jill, Inc. 1,218 33,641
Jack in the Box, Inc. 5,071 211,156
JAKKS Pacific, Inc. * 2,233 62,859
JetBlue Airways Corp. * 81,974 644,316
Johnson Outdoors, Inc. Class A  1,483 48,939
KB Home 16,607 1,091,412
Kontoor Brands, Inc. 14,208 1,213,505
Kura Sushi USA, Inc. Class A * 1,550 140,399
La-Z-Boy, Inc. 11,118 484,411
Landsea Homes Corp. * 5,477 46,500
LCI Industries 6,478 669,760
a Shares Value
Leslie's, Inc. * 44,669 $ 99,612
LGI Homes, Inc. * 5,427 485,174
Life Time Group Holdings, Inc. * 15,655 346,289
Lifetime Brands, Inc. 3,680 21,749
Lindblad Expeditions Holdings, Inc. * 9,512 112,812
Lions Gate Entertainment Corp. Class A * 17,407 148,656
Lions Gate Entertainment Corp. Class B * 30,664 231,513
Livewire Group, Inc. * (Cayman)  5,256 25,281
Lovesac Co. * 3,919 92,724
Luminar Technologies, Inc. * 6,767 36,406
M/I Homes, Inc. * 7,004 931,182
Madison Square Garden Entertainment
Corp. * 10,234 364,330
Malibu Boats, Inc. Class A * 5,217 196,107
Marcus Corp. 6,225 133,838
Marine Products Corp. 2,063 18,918
MarineMax, Inc. * 5,673 164,233
MasterCraft Boat Holdings, Inc. * 4,460 85,052
Meritage Homes Corp. 9,281 1,427,603
Methode Electronics, Inc. 9,201 108,480
Miller Industries, Inc. 2,767 180,851
MillerKnoll, Inc. 18,338 414,255
Monarch Casino & Resort, Inc. 3,350 264,315
Movado Group, Inc. 3,536 69,588
MRC Global, Inc. * 22,085 282,246
National Vision Holdings, Inc. * 20,139 209,848
Nu Skin Enterprises, Inc. Class A  14,374 99,037
ODP Corp. * 8,976 204,114
ONE Group Hospitality, Inc. * 5,568 16,147
OneSpaWorld Holdings Ltd. (Bahamas)  26,424 525,838
OneWater Marine, Inc. Class A * 2,729 47,430
OPENLANE, Inc. * 28,231 560,103
Oxford Industries, Inc. 3,837 302,279
Papa John's International, Inc. 8,668 355,995
Patrick Industries, Inc. 8,547 710,085
PC Connection, Inc. 3,148 218,062
Peloton Interactive, Inc. Class A * 91,632 797,198
Petco Health & Wellness Co., Inc. * 20,560 78,334
Phinia, Inc. 10,600 510,602
Portillo's, Inc. Class A * 13,858 130,265
Potbelly Corp. * 7,899 74,409
PriceSmart, Inc. 6,620 610,165
Purple Innovation, Inc. * 16,412 12,801
RCI Hospitality Holdings, Inc. 1,708 98,159
Red Rock Resorts, Inc. Class A  12,868 595,016
Reservoir Media, Inc. * 5,058 45,775
Resideo Technologies, Inc. * 38,413 885,420
REV Group, Inc. 13,540 431,520
Revelyst, Inc. * 15,237 293,008
Rocky Brands, Inc. 1,966 44,825
Rush Enterprises, Inc. Class A  15,886 870,394
Rush Enterprises, Inc. Class B  2,458 133,814
Rush Street Interactive, Inc. * 19,959 273,838
Sabre Corp. * 98,602 359,897
Sally Beauty Holdings, Inc. * 27,063 282,808
Savers Value Village, Inc. * 5,417 55,524
ScanSource, Inc. * 6,074 288,211
SES AI Corp. * 33,991 74,440
Shake Shack, Inc. Class A * 9,970 1,294,106
Shoe Carnival, Inc. 4,498 148,794
Shyft Group, Inc. 9,084 106,646
Signet Jewelers Ltd. (NYSE) 10,893 879,174
Six Flags Entertainment Corp. 24,388 1,175,258
SkyWest, Inc. * 10,454 1,046,759

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Sleep Number Corp. * 6,003 $ 91,486
Solid Power, Inc. * 43,183 81,616
Sonic Automotive, Inc. Class A  3,848 243,771
Sonos, Inc. * 32,180 483,987
Standard Motor Products, Inc. 5,763 178,538
Steelcase, Inc. Class A  24,500 289,590
Steven Madden Ltd. 18,820 800,226
Sun Country Airlines Holdings, Inc. * 9,741 142,024
Super Group SGHC Ltd. (Guernsey)  39,389 245,393
Superior Group of Cos., Inc. 3,914 64,698
Sweetgreen, Inc. Class A * 25,890 830,033
Taylor Morrison Home Corp. * 26,616 1,629,165
ThredUp, Inc. Class A * 18,820 26,160
Tile Shop Holdings, Inc. * 8,920 61,816
Tilly's, Inc. Class A * 6,305 26,796
Titan International, Inc. * 14,394 97,735
Titan Machinery, Inc. * 6,219 87,874
Topgolf Callaway Brands Corp. * 36,893 289,979
Torrid Holdings, Inc. * 3,599 18,823
Traeger, Inc. * 9,951 23,783
Tri Pointe Homes, Inc. * 24,289 880,719
UniFirst Corp. 3,959 677,345
United Homes Group, Inc. * 2,451 10,368
United Parks & Resorts, Inc. * 8,341 468,681
Urban Outfitters, Inc. * 16,447 902,611
Vera Bradley, Inc. * 8,445 33,189
Victoria's Secret & Co. * 20,614 853,832
Virco Mfg. Corp. 3,128 32,062
Visteon Corp. * 7,107 630,533
VSE Corp. 4,535 431,279
Wabash National Corp. 11,160 191,171
Warby Parker, Inc. Class A * 22,864 553,537
Webtoon Entertainment, Inc. * (South
Korea)  4,452 60,458
Weyco Group, Inc. 1,756 65,938
Wheels Up Experience, Inc. * 27,366 45,154
Winmark Corp. 748 294,016
Winnebago Industries, Inc. 7,356 351,470
Wolverine World Wide, Inc. 20,836 462,559
XPEL, Inc. * ~ 6,585 263,005
Xperi, Inc. * 11,779 120,970
Xponential Fitness, Inc. Class A * 6,180 83,121
Zumiez, Inc. * 4,250 81,473
76,035,874
Consumer, Non-Cyclical - 22.9%
spacing
2seventy bio, Inc. * 13,604 39,996
4D Molecular Therapeutics, Inc. * 11,625 64,751
89bio, Inc. * 21,750 170,085
ABM Industries, Inc. 16,808 860,233
Absci Corp. * 23,952 62,754
Acacia Research Corp. * 9,931 43,101
ACADIA Pharmaceuticals, Inc. * 31,160 571,786
ACCO Brands Corp. 22,859 120,010
Accolade, Inc. * 20,208 69,111
Accuray, Inc. * 25,115 49,728
ACELYRIN, Inc. * 20,465 64,260
Achieve Life Sciences, Inc. * 10,036 35,327
Acrivon Therapeutics, Inc. * 3,469 20,883
Actinium Pharmaceuticals, Inc. * 9,719 12,246
Acumen Pharmaceuticals, Inc. * 12,397 21,323
AdaptHealth Corp. * 26,752 254,679
Adaptive Biotechnologies Corp. * 31,928 191,408
ADC Therapeutics SA * (Switzerland)  20,730 41,253
a Shares Value
Addus HomeCare Corp. * 4,599 $ 576,485
ADMA Biologics, Inc. * 59,057 1,012,828
Adtalem Global Education, Inc. * 9,839 893,873
Adverum Biotechnologies, Inc. * 6,213 29,015
Aerovate Therapeutics, Inc. * 3,673 9,733
Agenus, Inc. * 6,155 16,865
agilon health, Inc. * 79,774 151,571
Agios Pharmaceuticals, Inc. * 14,818 486,919
AirSculpt Technologies, Inc. * 2,943 15,274
Akebia Therapeutics, Inc. * 54,193 102,967
Akero Therapeutics, Inc. * 17,754 493,916
Akoya Biosciences, Inc. * 5,564 12,742
Alarm.com Holdings, Inc. * 12,283 746,806
Aldeyra Therapeutics, Inc. * 12,512 62,435
Alector, Inc. * 25,466 48,131
Alico, Inc. 2,189 56,761
Alight, Inc. Class A * 107,428 743,402
Alkermes PLC * 41,602 1,196,474
Allogene Therapeutics, Inc. * 36,599 77,956
Alphatec Holdings, Inc. * 26,807 246,088
Alta Equipment Group, Inc. 5,874 38,416
Altimmune, Inc. * 18,488 133,298
Alto Neuroscience, Inc. * 5,925 25,063
Alumis, Inc. * 3,753 29,499
ALX Oncology Holdings, Inc. * 10,780 18,003
American Public Education, Inc. * 3,688 79,550
Amicus Therapeutics, Inc. * 76,494 720,573
AMN Healthcare Services, Inc. * 9,923 237,358
Amneal Pharmaceuticals, Inc. * 41,971 332,410
Amphastar Pharmaceuticals, Inc. * 10,067 373,788
AnaptysBio, Inc. * 5,073 67,167
Anavex Life Sciences Corp. * 19,493 209,355
Andersons, Inc. 8,688 352,038
AngioDynamics, Inc. * 10,544 96,583
ANI Pharmaceuticals, Inc. * 4,846 267,887
Anika Therapeutics, Inc. * 3,621 59,602
Annexon, Inc. * 23,967 122,951
Apogee Therapeutics, Inc. * 9,919 449,331
Applied Therapeutics, Inc. * 28,498 24,400
Aquestive Therapeutics, Inc. * 17,021 60,595
Arbutus Biopharma Corp. * 39,983 130,744
Arcellx, Inc. * 11,282 865,217
Arcturus Therapeutics Holdings, Inc. * 6,511 110,492
Arcus Biosciences, Inc. * 14,012 208,639
Arcutis Biotherapeutics, Inc. * 27,788 387,087
Ardelyx, Inc. * 60,626 307,374
Ardent Health Partners, Inc. * 3,049 52,077
Arlo Technologies, Inc. * 24,839 277,948
ArriVent Biopharma, Inc. * 7,207 191,994
Arrowhead Pharmaceuticals, Inc. * 31,186 586,297
ARS Pharmaceuticals, Inc. * 12,829 135,346
Artiva Biotherapeutics, Inc. * (South Korea)  3,820 38,506
Artivion, Inc. * 10,446 298,651
Arvinas, Inc. * 16,742 320,944
Astrana Health, Inc. * 11,294 356,100
Astria Therapeutics, Inc. * 11,693 104,535
Atea Pharmaceuticals, Inc. * 21,675 72,611
Atossa Therapeutics, Inc. * 37,388 35,298
AtriCure, Inc. * 12,370 378,027
Aura Biosciences, Inc. * 10,831 89,031
Aurinia Pharmaceuticals, Inc. * (Canada)  34,747 312,028
Avadel Pharmaceuticals PLC * 24,119 253,491
Avanos Medical, Inc. * 11,711 186,439
Aveanna Healthcare Holdings, Inc. * 15,325 70,035

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Avid Bioservices, Inc. * 16,193 $ 199,984
Avidity Biosciences, Inc. * 28,979 842,709
Avita Medical, Inc. * 6,534 83,635
Axogen, Inc. * 10,725 176,748
Axsome Therapeutics, Inc. * 9,494 803,287
B&G Foods, Inc. 18,757 129,236
Barrett Business Services, Inc. 7,004 304,254
Beam Therapeutics, Inc. * 19,946 494,661
Beauty Health Co. * 23,615 37,548
Beyond Meat, Inc. * 16,288 61,243
Bicara Therapeutics, Inc. * 4,531 78,930
BioAge Labs, Inc. * 5,346 30,953
BioCryst Pharmaceuticals, Inc. * 53,733 404,072
Biohaven Ltd. * 22,248 830,963
BioLife Solutions, Inc. * 9,422 244,595
Biomea Fusion, Inc. * 7,208 27,967
Biote Corp. Class A * 5,896 36,437
Bioventus, Inc. Class A * 9,149 96,064
Black Diamond Therapeutics, Inc. * 11,141 23,842
Blade Air Mobility, Inc. * 15,595 66,279
Bluebird Bio, Inc. * 2,805 23,394
Blueprint Medicines Corp. * 16,447 1,434,507
Boundless Bio, Inc. * 8,663 25,123
BRC, Inc. Class A * 15,395 48,802
Bridgebio Pharma, Inc. * 36,697 1,006,966
BrightSpring Health Services, Inc. * 13,950 237,568
BrightView Holdings, Inc. * 15,581 249,140
Brink's Co. 11,392 1,056,836
Brookdale Senior Living, Inc. * 50,142 252,214
C4 Therapeutics, Inc. * 17,637 63,493
Cabaletta Bio, Inc. * 12,860 29,192
Cadiz, Inc. * 11,057 57,496
Cal-Maine Foods, Inc. 10,812 1,112,771
Calavo Growers, Inc. 4,098 104,499
CAMP4 Therapeutics Corp. * 3,773 19,695
Candel Therapeutics, Inc. * 5,972 51,837
Capricor Therapeutics, Inc. * 9,342 128,920
Cardiff Oncology, Inc. * 11,692 50,743
CareDx, Inc. * 13,219 283,019
Cargo Therapeutics, Inc. * 8,695 125,382
Caribou Biosciences, Inc. * 23,654 37,610
Carriage Services, Inc. 3,508 139,794
Cartesian Therapeutics, Inc. * 2,120 37,969
Cass Information Systems, Inc. 3,619 148,053
Cassava Sciences, Inc. * 11,465 27,057
Castle Biosciences, Inc. * 6,783 180,767
Catalyst Pharmaceuticals, Inc. * 29,265 610,761
CBIZ, Inc. * 12,596 1,030,731
Celcuity, Inc. * 6,724 88,017
Celldex Therapeutics, Inc. * 16,845 425,673
Central Garden & Pet Co. * 3,015 116,982
Central Garden & Pet Co. Class A * 13,170 435,268
Century Therapeutics, Inc. * 14,516 14,661
Ceribell, Inc. * 2,705 70,005
Cerus Corp. * 46,095 70,986
CervoMed, Inc. * 1,606 3,758
CG oncology, Inc. * 12,366 354,657
Chefs' Warehouse, Inc. * 9,158 451,673
Chegg, Inc. * 25,576 41,177
ChromaDex Corp. * 14,337 76,058
Cibus, Inc. * 4,434 12,327
Cimpress PLC * (Ireland)  4,559 326,971
Climb Bio, Inc. * 8,096 14,573
Cogent Biosciences, Inc. * 23,845 185,991
a Shares Value
Coherus Biosciences, Inc. * 26,989 $ 37,245
Collegium Pharmaceutical, Inc. * 8,564 245,359
Community Health Systems, Inc. * 35,461 106,028
Compass Therapeutics, Inc. * 23,956 34,736
CompoSecure, Inc. Class A  6,575 100,795
Concentra Group Holdings Parent, Inc. 28,904 571,721
CONMED Corp. 8,080 552,995
Contineum Therapeutics, Inc. Class A * 1,954 28,626
Corbus Pharmaceuticals Holdings, Inc. * 3,024 35,683
Corcept Therapeutics, Inc. * 21,231 1,069,830
CoreCivic, Inc. * 27,955 607,742
CorMedix, Inc. * 16,568 134,201
CorVel Corp. * 6,984 777,040
Coursera, Inc. * 35,802 304,317
CPI Card Group, Inc. * 1,100 32,879
CRA International, Inc. 1,751 327,787
Crinetics Pharmaceuticals, Inc. * 22,964 1,174,149
Cross Country Healthcare, Inc. * 8,026 145,752
Cullinan Therapeutics, Inc. * 13,414 163,383
Custom Truck One Source, Inc. * 11,837 56,936
CVRx, Inc. * 3,019 38,251
Cytek Biosciences, Inc. * 31,619 205,207
Cytokinetics, Inc. * 29,935 1,408,142
Day One Biopharmaceuticals, Inc. * 13,169 166,851
Deluxe Corp. 11,751 265,455
Denali Therapeutics, Inc. * 32,465 661,637
Design Therapeutics, Inc. * 9,609 59,288
Dianthus Therapeutics, Inc. * 6,180 134,724
Disc Medicine, Inc. * 5,160 327,144
Distribution Solutions Group, Inc. * 2,532 87,101
DLH Holdings Corp. * 2,201 17,674
DocGo, Inc. * 24,785 105,088
Dole PLC 20,112 272,316
Driven Brands Holdings, Inc. * 15,705 253,479
Dynavax Technologies Corp. * 34,226 437,066
Dyne Therapeutics, Inc. * 21,146 498,200
Edgewell Personal Care Co. 12,877 432,667
Edgewise Therapeutics, Inc. * 19,029 508,074
Editas Medicine, Inc. * 26,690 33,896
Elevation Oncology, Inc. * 15,031 8,456
Embecta Corp. 15,185 313,570
Emerald Holding, Inc. 3,581 17,260
Enanta Pharmaceuticals, Inc. * 5,538 31,843
Enhabit, Inc. * 12,538 97,922
Enliven Therapeutics, Inc. * 9,169 206,303
Ennis, Inc. 6,192 130,589
Ensign Group, Inc. 14,308 1,900,961
Entrada Therapeutics, Inc. * 6,143 106,212
Erasca, Inc. * 43,583 109,393
Esperion Therapeutics, Inc. * 49,009 107,820
European Wax Center, Inc. Class A * 9,951 66,373
EVERTEC, Inc. 16,882 582,935
Evolus, Inc. * 14,450 159,528
EyePoint Pharmaceuticals, Inc. * 15,880 118,306
Fate Therapeutics, Inc. * 30,002 49,503
Fennec Pharmaceuticals, Inc. * (Canada)  4,399 27,802
Fibrobiologics, Inc. * 7,325 14,650
First Advantage Corp. * 15,635 292,844
FiscalNote Holdings, Inc. * 17,475 18,698
Flywire Corp. * 31,700 653,654
Foghorn Therapeutics, Inc. * 6,597 31,138
Forafric Global PLC * (Gibraltar)  571 5,853
Forrester Research, Inc. * 3,244 50,833
Fractyl Health, Inc. * 8,786 18,099

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Franklin Covey Co. * 3,006 $ 112,965
Fresh Del Monte Produce, Inc. 9,003 298,990
Fulcrum Therapeutics, Inc. * 18,473 86,823
Fulgent Genetics, Inc. * 4,892 90,355
Galectin Therapeutics, Inc. * 9,083 11,717
GeneDx Holdings Corp. * 3,287 252,639
Generation Bio Co. * 13,156 13,945
GEO Group, Inc. * 33,475 936,630
Geron Corp. * 152,237 538,919
Glaukos Corp. * 12,841 1,925,380
Graham Holdings Co. Class B  828 721,950
Green Dot Corp. Class A * 13,260 141,086
Greenwich Lifesciences, Inc. * 1,743 19,574
Guardant Health, Inc. * 30,915 944,453
Guardian Pharmacy Services, Inc. Class A * 1,257 25,467
Gyre Therapeutics, Inc. * 2,174 26,305
Hackett Group, Inc. 6,475 198,912
Haemonetics Corp. * 13,161 1,027,611
Hain Celestial Group, Inc. * 22,708 139,654
Halozyme Therapeutics, Inc. * 32,663 1,561,618
Harmony Biosciences Holdings, Inc. * 9,464 325,656
Harrow, Inc. * 8,020 269,071
Harvard Bioscience, Inc. * 9,903 20,895
Healthcare Services Group, Inc. * 19,310 224,286
HealthEquity, Inc. * 22,230 2,132,969
Heidrick & Struggles International, Inc. 5,381 238,432
Helen of Troy Ltd. * 5,966 356,946
Herbalife Ltd. * 25,261 168,996
Herc Holdings, Inc. 7,387 1,398,581
Heron Therapeutics, Inc. * 35,437 54,219
Hertz Global Holdings, Inc. * 32,031 117,233
HF Foods Group, Inc. * 10,129 32,514
HilleVax, Inc. * 9,296 19,243
HireQuest, Inc. 1,321 18,705
Honest Co., Inc. * 20,933 145,066
Humacyte, Inc. * 21,004 106,070
Huron Consulting Group, Inc. * 4,637 576,194
ICF International, Inc. 4,893 583,295
ICU Medical, Inc. * 5,633 874,073
Ideaya Biosciences, Inc. * 21,569 554,323
IGM Biosciences, Inc. * 4,889 29,872
ImmunityBio, Inc. * 36,116 92,457
Immunome, Inc. * 13,329 141,554
Immunovant, Inc. * 15,081 373,556
Inari Medical, Inc. * 13,855 707,298
Information Services Group, Inc. 9,851 32,902
InfuSystem Holdings, Inc. * 3,934 33,242
Ingles Markets, Inc. Class A  3,825 246,483
Inhibrx Biosciences, Inc. * 2,308 35,543
Inmode Ltd. * 17,832 297,794
Inmune Bio, Inc. * 3,634 16,971
Innovage Holding Corp. * 5,223 20,526
Innoviva, Inc. * 14,610 253,483
Inogen, Inc. * 6,640 60,889
Inovio Pharmaceuticals, Inc. * 7,663 14,023
Inozyme Pharma, Inc. * 14,023 38,844
Insmed, Inc. * 44,926 3,101,691
Insperity, Inc. 9,426 730,609
Integer Holdings Corp. * 8,780 1,163,526
Integra LifeSciences Holdings Corp. * 17,747 402,502
Intellia Therapeutics, Inc. * 24,934 290,730
Interparfums, Inc. 4,771 627,434
Invivyd, Inc. * 23,254 10,304
Iovance Biotherapeutics, Inc. * 70,744 523,506
a Shares Value
iRadimed Corp. 2,073 $ 114,015
iRhythm Technologies, Inc. * 8,189 738,402
Ironwood Pharmaceuticals, Inc. * 36,462 161,527
Ispire Technology, Inc. * 5,028 25,291
iTeos Therapeutics, Inc. * 8,128 62,423
J&J Snack Foods Corp. 3,999 620,365
Janux Therapeutics, Inc. * 7,336 392,769
Jasper Therapeutics, Inc. * 3,370 72,051
John B Sanfilippo & Son, Inc. 2,307 200,963
John Wiley & Sons, Inc. Class A  10,049 439,242
Joint Corp. * 1,944 20,665
KalVista Pharmaceuticals, Inc. * 9,065 76,781
Kelly Services, Inc. Class A  8,102 112,942
Keros Therapeutics, Inc. * 7,695 121,812
Kforce, Inc. 4,861 275,619
KinderCare Learning Cos., Inc. * 6,180 110,004
Kiniksa Pharmaceuticals International PLC * 9,755 192,954
Kodiak Sciences, Inc. * 9,520 94,724
Korn Ferry 13,681 922,783
Korro Bio, Inc. * 1,808 68,831
Krispy Kreme, Inc. 21,998 218,440
Krystal Biotech, Inc. * 6,496 1,017,663
Kura Oncology, Inc. * 18,470 160,874
Kymera Therapeutics, Inc. * 12,155 488,996
Kyverna Therapeutics, Inc. * 5,009 18,734
Lancaster Colony Corp. 5,121 886,650
Lantheus Holdings, Inc. * 18,059 1,615,558
Larimar Therapeutics, Inc. * 12,506 48,398
Laureate Education, Inc. * 33,618 614,873
Legalzoom.com, Inc. * 32,559 244,518
LeMaitre Vascular, Inc. 5,351 493,041
LENZ Therapeutics, Inc. 3,158 91,171
Lexeo Therapeutics, Inc. * 6,843 45,027
Lexicon Pharmaceuticals, Inc. * 37,485 27,683
Lifecore Biomedical, Inc. * 6,103 45,345
LifeStance Health Group, Inc. * 36,295 267,494
Lifeway Foods, Inc. * 808 20,038
Ligand Pharmaceuticals, Inc. * 4,479 479,925
Limoneira Co. 4,181 102,267
Lincoln Educational Services Corp. * 6,858 108,494
Lineage Cell Therapeutics, Inc. * 55,615 27,947
Liquidia Corp. * 16,995 199,861
LivaNova PLC * 14,315 662,928
LiveRamp Holdings, Inc. * 17,338 526,555
Lyell Immunopharma, Inc. * 48,670 31,149
MacroGenics, Inc. * 17,528 56,966
Madrigal Pharmaceuticals, Inc. * 4,674 1,442,256
Mama's Creations, Inc. * 9,408 74,888
MannKind Corp. * 69,225 445,117
Maravai LifeSciences Holdings, Inc.
Class A * 28,705 156,442
MarketWise, Inc. 8,455 4,798
Marqeta, Inc. Class A * 121,883 461,937
Matthews International Corp. Class A  7,785 215,489
MaxCyte, Inc. * 24,643 102,515
MBX Biosciences, Inc. * 2,566 47,291
Medifast, Inc. * 3,048 53,706
MediWound Ltd. * (Israel)  2,297 40,887
MeiraGTx Holdings PLC * 10,264 62,508
Merit Medical Systems, Inc. * 14,783 1,429,812
Mersana Therapeutics, Inc. * 33,292 47,608
Metagenomi, Inc. * 6,466 23,342
MGP Ingredients, Inc. 3,686 145,118
MiMedx Group, Inc. * 30,988 298,105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Mind Medicine MindMed, Inc. * 21,366 $ 148,707
Mineralys Therapeutics, Inc. * 6,785 83,523
Mirum Pharmaceuticals, Inc. * 10,254 424,003
Mission Produce, Inc. * 11,189 160,786
Mister Car Wash, Inc. * 24,139 175,973
ModivCare, Inc. * 2,447 28,972
Moneylion, Inc. * 2,244 193,006
Monro, Inc. 7,748 192,150
Monte Rosa Therapeutics, Inc. * 9,993 69,351
Myriad Genetics, Inc. * 23,291 319,320
Nano-X Imaging Ltd. * (Israel)  13,961 100,519
Nathan's Famous, Inc. 756 59,429
National Beverage Corp. 6,087 259,732
National HealthCare Corp. 3,317 356,777
National Research Corp. 3,989 70,366
Natural Grocers by Vitamin Cottage, Inc. 2,380 94,534
Nature's Sunshine Products, Inc. * 3,163 46,370
Nautilus Biotechnology, Inc. SPAC * 13,513 22,702
Nektar Therapeutics * 53,044 49,331
Neogen Corp. * 57,149 693,789
NeoGenomics, Inc. * 33,308 548,916
Neumora Therapeutics, Inc. * 21,807 231,154
Neurogene, Inc. * 3,044 69,586
NeuroPace, Inc. * 3,938 44,066
Nevro Corp. * 11,154 41,493
Nkarta, Inc. * 15,785 39,305
Novavax, Inc. * 39,582 318,239
Novocure Ltd. * 27,902 831,480
Nurix Therapeutics, Inc. * 18,098 340,966
Nuvalent, Inc. Class A * 9,065 709,608
Nuvation Bio, Inc. * 46,957 124,906
Ocugen, Inc. * 76,214 61,352
Ocular Therapeutix, Inc. * 40,784 348,295
Olaplex Holdings, Inc. * 41,466 71,736
Olema Pharmaceuticals, Inc. * 9,656 56,294
Omeros Corp. * 14,135 139,654
OmniAb, Inc. * 25,109 88,886
Omnicell, Inc. * 11,968 532,815
OPKO Health, Inc. * 83,247 122,373
Option Care Health, Inc. * 45,004 1,044,093
OraSure Technologies, Inc. * 20,519 74,074
Orchestra BioMed Holdings, Inc. * 7,508 30,032
Organogenesis Holdings, Inc. * 20,902 66,886
ORIC Pharmaceuticals, Inc. * 15,900 128,313
Orthofix Medical, Inc. * 8,329 145,424
OrthoPediatrics Corp. * 4,047 93,809
Oscar Health, Inc. Class A * 50,981 685,185
Outlook Therapeutics, Inc. * 5,927 11,202
Ovid therapeutics, Inc. * 14,981 13,988
Owens & Minor, Inc. * 19,798 258,760
Pacific Biosciences of California, Inc. * 70,790 129,546
Pacira BioSciences, Inc. * 12,004 226,155
PACS Group, Inc. * 10,052 131,782
Paragon 28, Inc. * 12,773 131,945
Patterson Cos., Inc. 20,692 638,555
Payoneer Global, Inc. * 73,909 742,046
Paysafe Ltd. * 9,061 154,943
Pediatrix Medical Group, Inc. * 22,173 290,910
Pennant Group, Inc. * 8,281 219,612
PepGen, Inc. * 4,759 18,037
Perdoceo Education Corp. 17,186 454,913
Performant Healthcare, Inc. * 16,160 48,803
Perspective Therapeutics, Inc. * 15,790 50,370
Phathom Pharmaceuticals, Inc. * 10,631 86,324
a Shares Value
Phibro Animal Health Corp. Class A  5,264 $ 110,544
Pliant Therapeutics, Inc. * 14,750 194,258
Poseida Therapeutics, Inc. * 17,865 171,504
Praxis Precision Medicines, Inc. * 4,513 347,320
Precigen, Inc. * 34,261 38,372
Prelude Therapeutics, Inc. * 1,928 2,458
Prestige Consumer Healthcare, Inc. * 13,025 1,017,122
Prime Medicine, Inc. * 17,031 49,731
Primo Brands Corp. Class A  41,608 1,280,278
Priority Technology Holdings, Inc. * 4,457 52,370
PROCEPT BioRobotics Corp. * 11,587 932,985
PROG Holdings, Inc. 10,435 440,983
Progyny, Inc. * 19,923 343,672
ProKidney Corp. * 31,863 53,848
Protagonist Therapeutics, Inc. * 15,307 590,850
Prothena Corp. PLC * (Ireland)  10,522 145,730
PTC Therapeutics, Inc. * 19,966 901,265
Pulmonx Corp. * 10,089 68,504
Pulse Biosciences, Inc. * 5,237 91,176
Puma Biotechnology, Inc. * 12,338 37,631
Pyxis Oncology, Inc. * 14,305 22,316
Q32 Bio, Inc. * 1,821 6,264
Quad/Graphics, Inc. 7,133 49,717
Quanex Building Products Corp. 11,551 279,996
Quanterix Corp. * 10,343 109,946
Quantum-Si, Inc. * 29,849 80,592
Quipt Home Medical Corp. * 8,631 26,325
RadNet, Inc. * 17,399 1,215,146
Rapport Therapeutics, Inc. * 2,553 45,290
RAPT Therapeutics, Inc. * 8,381 13,242
Recursion Pharmaceuticals, Inc. Class A * 64,956 439,103
REGENXBIO, Inc. * 11,282 87,210
Regulus Therapeutics, Inc. * 18,343 28,982
Relay Therapeutics, Inc. * 29,656 122,183
Remitly Global, Inc. * 38,591 870,999
Renovaro, Inc. * 27,088 22,632
Repay Holdings Corp. * 23,929 182,578
Replimune Group, Inc. * 15,212 184,217
Resources Connection, Inc. 9,146 78,015
Revance Therapeutics, Inc. * 28,397 86,327
REVOLUTION Medicines, Inc. * 43,708 1,911,788
Rhythm Pharmaceuticals, Inc. * 14,315 801,354
Rigel Pharmaceuticals, Inc. * 4,675 78,634
Rocket Pharmaceuticals, Inc. * 16,946 213,011
RxSight, Inc. * 9,397 323,069
Sage Therapeutics, Inc. * 12,507 67,913
Sana Biotechnology, Inc. * 30,724 50,080
Sanara Medtech, Inc. * 878 29,150
Savara, Inc. * 30,706 94,267
Scholar Rock Holding Corp. * 20,155 871,099
Scilex Holding Co. * 18,410 7,850
scPharmaceuticals, Inc. * 7,529 26,653
Select Medical Holdings Corp. 28,514 537,489
Semler Scientific, Inc. * 1,180 63,720
Seneca Foods Corp. Class A * 1,253 99,313
Septerna, Inc. * 4,488 102,775
Sera Prognostics, Inc. Class A * 8,072 65,706
Sezzle, Inc. * 619 158,340
Shattuck Labs, Inc. * 11,744 14,210
SI-BONE, Inc. * 10,908 152,930
SIGA Technologies, Inc. 13,267 79,735
Simply Good Foods Co. * 23,901 931,661
Skye Bioscience, Inc. * 4,964 14,048
Soleno Therapeutics, Inc. * 6,569 295,277

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Solid Biosciences, Inc. * 6,774 $ 27,096
Sonida Senior Living, Inc. * 992 22,895
SoundThinking, Inc. * 2,313 30,208
SpartanNash Co. 8,697 159,329
Spire Global, Inc. * 6,605 92,932
SpringWorks Therapeutics, Inc. * 17,989 649,943
Sprouts Farmers Market, Inc. * 26,282 3,339,654
Spyre Therapeutics, Inc. * 9,002 209,567
STAAR Surgical Co. * 12,928 314,021
Stereotaxis, Inc. * 16,233 37,011
Stoke Therapeutics, Inc. * 8,684 95,785
StoneCo Ltd. Class A * (Brazil)  75,300 600,141
Strategic Education, Inc. 5,803 542,116
Stride, Inc. * 11,172 1,161,106
Summit Therapeutics, Inc. * 24,078 429,672
SunOpta, Inc. * (Canada)  23,974 184,600
Supernus Pharmaceuticals, Inc. * 13,123 474,528
Surgery Partners, Inc. * 20,086 425,221
Surmodics, Inc. * 3,700 146,520
Sutro Biopharma, Inc. * 24,356 44,815
Syndax Pharmaceuticals, Inc. * 21,131 279,352
Tactile Systems Technology, Inc. * 6,465 110,745
Tandem Diabetes Care, Inc. * 16,959 610,863
Tango Therapeutics, Inc. * 13,530 41,808
Target Hospitality Corp. * 8,030 77,610
Tarsus Pharmaceuticals, Inc. * 9,647 534,154
Taysha Gene Therapies, Inc. * 47,466 82,116
Tejon Ranch Co. * 5,981 95,098
Teladoc Health, Inc. * 44,616 405,559
Telomir Pharmaceuticals, Inc. * 4,464 18,392
Tenaya Therapeutics, Inc. * 13,410 19,176
Terns Pharmaceuticals, Inc. * 17,230 95,454
Tevogen Bio Holdings, Inc. * 7,780 8,013
TG Therapeutics, Inc. * 36,600 1,101,660
Theravance Biopharma, Inc. * 9,104 85,669
Third Harmonic Bio, Inc. * 5,379 55,350
Tourmaline Bio, Inc. * 5,912 119,895
Transcat, Inc. * 2,284 241,510
TransMedics Group, Inc. * 8,416 524,738
Travere Therapeutics, Inc. * 19,261 335,527
Treace Medical Concepts, Inc. * 13,365 99,436
TreeHouse Foods, Inc. * 12,559 441,198
Trevi Therapeutics, Inc. * 14,268 58,784
TriNet Group, Inc. 8,385 761,106
TrueBlue, Inc. * 7,218 60,631
TScan Therapeutics, Inc. * 11,225 34,124
Turning Point Brands, Inc. 4,537 272,674
Twist Bioscience Corp. * 15,056 699,652
Tyra Biosciences, Inc. * 6,032 83,845
U.S. Physical Therapy, Inc. 3,905 346,413
Udemy, Inc. * 24,572 202,228
UFP Technologies, Inc. * 1,911 467,259
United Natural Foods, Inc. * 15,410 420,847
Universal Corp. 6,354 348,453
Universal Technical Institute, Inc. * 9,973 256,406
Upbound Group, Inc. 14,079 410,684
Upstream Bio, Inc. * 4,071 66,927
UroGen Pharma Ltd. * 10,339 110,110
USANA Health Sciences, Inc. * 2,847 102,179
Utah Medical Products, Inc. 633 38,911
Utz Brands, Inc. 16,906 264,748
Vanda Pharmaceuticals, Inc. * 13,207 63,262
Varex Imaging Corp. * 9,617 140,312
Vaxcyte, Inc. * 32,333 2,646,779
a Shares Value
Ventyx Biosciences, Inc. * 12,364 $ 27,077
Vera Therapeutics, Inc. * 11,534 487,773
Veracyte, Inc. * 20,132 797,227
Verastem, Inc. * 9,058 46,830
Vericel Corp. * 12,684 696,478
Verra Mobility Corp. * 42,881 1,036,863
Verrica Pharmaceuticals, Inc. * 5,294 3,706
Veru, Inc. * 38,792 25,234
Verve Therapeutics, Inc. * 18,314 103,291
Viad Corp. * 5,257 223,475
Viemed Healthcare, Inc. * 8,103 64,986
Village Super Market, Inc. Class A  2,310 73,666
Vir Biotechnology, Inc. * 23,174 170,097
Viridian Therapeutics, Inc. * 18,737 359,188
Vita Coco Co., Inc. * 10,307 380,431
Vital Farms, Inc. * 8,521 321,156
Voyager Therapeutics, Inc. * 10,557 59,858
Waldencast PLC Class A * 9,286 37,330
WaVe Life Sciences Ltd. * 23,829 294,765
WD-40 Co. 3,568 865,882
Weis Markets, Inc. 4,344 294,176
Werewolf Therapeutics, Inc. * 9,216 13,640
Westrock Coffee Co. * 9,330 59,899
Willdan Group, Inc. * 3,500 133,315
WK Kellogg Co. 17,318 311,551
X4 Pharmaceuticals, Inc. * 56,085 41,144
XBiotech, Inc. * 5,339 21,089
Xencor, Inc. * 17,253 396,474
Xeris Biopharma Holdings, Inc. * 38,562 130,725
XOMA Royalty Corp. * 1,796 47,199
Y-mAbs Therapeutics, Inc. * 10,128 79,302
Zenas Biopharma, Inc. * 3,215 26,331
Zentalis Pharmaceuticals, Inc. * 15,891 48,150
Zevra Therapeutics, Inc. * 13,714 114,375
Zimvie, Inc. * 6,622 92,377
ZipRecruiter, Inc. Class A * 20,165 145,995
Zura Bio Ltd. * (United Kingdom)  12,573 31,432
Zymeworks, Inc. * 14,263 208,810
Zynex, Inc. * 4,390 35,164
160,321,763
Energy - 5.1%
spacing
Aemetis, Inc. * 10,866 29,230
Alpha Metallurgical Resources, Inc. * 2,889 578,147
Amplify Energy Corp. * 9,791 58,746
Arch Resources, Inc. 4,630 653,849
Archrock, Inc. 43,843 1,091,252
Aris Water Solutions, Inc. Class A  7,085 169,686
Array Technologies, Inc. * 40,072 242,035
ASP Isotopes, Inc. * 13,368 60,557
Atlas Energy Solutions, Inc. 17,816 395,159
Berry Corp. 22,531 93,053
BKV Corp. * (Thailand)  3,272 77,808
Borr Drilling Ltd. * (Mexico)  61,186 238,625
Bristow Group, Inc. * 6,449 221,201
California Resources Corp. 18,143 941,440
ChampionX Corp. 49,653 1,350,065
CNX Resources Corp. * 38,315 1,405,011
Comstock Resources, Inc. * 24,289 442,546
CONSOL Energy, Inc. 7,708 822,289
Core Laboratories, Inc. 12,199 211,165
Crescent Energy Co. Class A  41,895 612,086
CVR Energy, Inc. 9,013 168,904
Delek U.S. Holdings, Inc. 16,612 307,322

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Diversified Energy Co. PLC ~ 12,422 $ 208,690
DMC Global, Inc. * 5,294 38,911
DNOW, Inc. * 27,724 360,689
Drilling Tools International Corp. * 4,069 13,306
Empire Petroleum Corp. * 3,413 25,939
Energy Vault Holdings, Inc. * 27,544 62,800
Evolution Petroleum Corp. 7,880 41,212
Excelerate Energy, Inc. Class A  4,575 138,394
Expro Group Holdings NV * 24,631 307,149
Fluence Energy, Inc. * 15,905 252,571
Forum Energy Technologies, Inc. * 3,582 55,485
Freyr Battery, Inc. * (Norway)  33,198 85,651
FuelCell Energy, Inc. * 4,237 38,302
FutureFuel Corp. 7,097 37,543
Geospace Technologies Corp. * 3,609 36,162
Golar LNG Ltd. (Cameroon)  25,967 1,098,923
Granite Ridge Resources, Inc. 14,859 95,989
Green Plains, Inc. * 16,719 158,496
Gulfport Energy Corp. * 3,447 634,937
Hallador Energy Co. * 6,705 76,772
Helix Energy Solutions Group, Inc. * 37,587 350,311
Helmerich & Payne, Inc. 25,344 811,515
HighPeak Energy, Inc. 4,432 65,150
Innovex International, Inc. * 8,303 115,993
Kinetik Holdings, Inc. 10,092 572,317
Kodiak Gas Services, Inc. 8,608 351,465
Kosmos Energy Ltd. * (Ghana)  122,057 417,435
Liberty Energy, Inc. 40,818 811,870
Magnolia Oil & Gas Corp. Class A  45,590 1,065,894
Mammoth Energy Services, Inc. * 5,587 16,761
Matrix Service Co. * 6,211 74,346
Montauk Renewables, Inc. * 18,769 74,701
Murphy Oil Corp. 34,965 1,058,041
Nabors Industries Ltd. * 2,372 135,607
NACCO Industries, Inc. Class A  1,080 32,206
Natural Gas Services Group, Inc. * 3,012 80,722
NextDecade Corp. * 30,199 232,834
Noble Corp. PLC 35,986 1,129,960
Northern Oil & Gas, Inc. 26,232 974,781
NPK International, Inc. * 21,427 164,345
Oceaneering International, Inc. * 26,457 689,999
Oil States International, Inc. * 17,196 87,012
Par Pacific Holdings, Inc. * 14,784 242,310
Patterson-UTI Energy, Inc. 101,530 838,638
PBF Energy, Inc. Class A  25,892 687,433
Peabody Energy Corp. 33,255 696,360
Plug Power, Inc. * 205,357 437,410
Prairie Operating Co. * 2,006 13,881
PrimeEnergy Resources Corp. * 145 31,841
ProFrac Holding Corp. Class A * 6,958 53,994
ProPetro Holding Corp. * 22,903 213,685
Ramaco Resources, Inc. Class A  6,094 62,524
Ramaco Resources, Inc. Class B  1,380 13,633
Ranger Energy Services, Inc. Class A  4,423 68,468
REX American Resources Corp. * 4,047 168,719
Riley Exploration Permian, Inc. 2,713 86,599
Ring Energy, Inc. * 43,769 59,526
RPC, Inc. 22,984 136,525
Sable Offshore Corp. * 13,243 303,265
SandRidge Energy, Inc. 7,715 90,343
SEACOR Marine Holdings, Inc. * 7,771 50,978
Seadrill Ltd. * (Norway)  17,801 692,993
Select Water Solutions, Inc. 24,244 320,991
Shoals Technologies Group, Inc. Class A * 44,647 246,898
a Shares Value
Sitio Royalties Corp. Class A  20,773 $ 398,426
SM Energy Co. 30,110 1,167,064
Solaris Energy Infrastructure, Inc. 6,984 201,000
SolarMax Technology, Inc. * 15,454 25,035
Stem, Inc. * 37,641 22,698
SunCoke Energy, Inc. 22,071 236,160
Sunnova Energy International, Inc. * 27,194 93,275
Sunrun, Inc. * 57,306 530,080
Talos Energy, Inc. * 38,800 376,748
TETRA Technologies, Inc. * 34,967 125,182
Tidewater, Inc. * 12,748 697,443
TPI Composites, Inc. * 11,346 21,444
Transocean Ltd. * 189,468 710,505
VAALCO Energy, Inc. 25,070 109,556
Valaris Ltd. * 15,231 673,819
Verde Clean Fuels, Inc. * 1,130 4,593
Vital Energy, Inc. * 7,470 230,972
Vitesse Energy, Inc. 6,309 157,725
W&T Offshore, Inc. 26,922 44,690
Warrior Met Coal, Inc. 13,624 738,966
35,333,757
Financial - 24.6%
spacing
1st Source Corp. 4,937 288,222
Acadia Realty Trust REIT 29,722 718,084
ACNB Corp. 2,271 90,454
Advanced Flower Capital, Inc. REIT 3,968 33,053
AG Mortgage Investment Trust, Inc. REIT 8,637 57,436
Alerus Financial Corp. 5,311 102,184
Alexander & Baldwin, Inc. REIT 19,156 339,827
Alexander's, Inc. REIT 556 111,233
Alpine Income Property Trust, Inc. REIT 3,888 65,280
AlTi Global, Inc. * 9,827 43,337
Amalgamated Financial Corp. 4,437 148,506
Ambac Financial Group, Inc. * 12,019 152,040
Amerant Bancorp, Inc. 8,441 189,163
American Assets Trust, Inc. REIT 13,222 347,210
American Coastal Insurance Corp.
Class C * 5,723 77,032
American Healthcare REIT, Inc. 39,576 1,124,750
American Realty Investors, Inc. * 308 4,521
Ameris Bancorp 17,241 1,078,769
AMERISAFE, Inc. 4,886 251,824
Ames National Corp. 1,759 28,900
Angel Oak Mortgage REIT, Inc. 3,681 34,160
Anywhere Real Estate, Inc. * 28,052 92,572
Apartment Investment & Management Co.
Class A REIT * 37,057 336,848
Apollo Commercial Real Estate Finance,
Inc. REIT 37,802 327,365
Apple Hospitality REIT, Inc. 60,160 923,456
Arbor Realty Trust, Inc. REIT 44,628 618,098
ARES Commercial Real Estate Corp. REIT 13,799 81,276
Armada Hoffler Properties, Inc. REIT 19,944 204,027
ARMOUR Residential REIT, Inc. 13,963 263,342
Arrow Financial Corp. 4,358 125,118
Artisan Partners Asset Management, Inc.
Class A  16,538 711,961
Associated Banc-Corp. 42,642 1,019,144
Atlantic Union Bankshares Corp. 23,540 891,695
Atlanticus Holdings Corp. * 1,496 83,447
Axos Financial, Inc. * 14,387 1,004,932
B Riley Financial, Inc. 5,893 27,049
Baldwin Insurance Group, Inc. * 17,260 668,998

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Banc of California, Inc. 36,454 $ 563,579
BancFirst Corp. 5,251 615,312
Banco Latinoamericano de Comercio
Exterior SA (Panama)  7,219 256,780
Bancorp, Inc. * 12,000 631,560
Bank First Corp. 2,567 254,364
Bank of Hawaii Corp. 10,291 733,131
Bank of Marin Bancorp 4,032 95,841
Bank of NT Butterfield & Son Ltd.
(Bermuda)  9,882 361,187
Bank7 Corp. 841 39,241
BankUnited, Inc. 19,740 753,476
Bankwell Financial Group, Inc. 1,898 59,123
Banner Corp. 9,102 607,741
Bar Harbor Bankshares 3,763 115,073
BayCom Corp. 2,583 69,328
BCB Bancorp, Inc. 4,808 56,927
Berkshire Hills Bancorp, Inc. 11,394 323,931
BGC Group, Inc. Class A  95,615 866,272
Bit Digital, Inc. * 30,097 88,184
Blackstone Mortgage Trust, Inc.
Class A REIT 45,919 799,450
Blue Foundry Bancorp * 5,245 51,453
Bowhead Specialty Holdings, Inc. * 2,444 86,811
Braemar Hotels & Resorts, Inc. REIT 18,208 54,624
Brandywine Realty Trust REIT 44,269 247,906
Bread Financial Holdings, Inc. 8,017 489,518
Bridgewater Bancshares, Inc. * 4,482 60,552
Brightsphere Investment Group, Inc. 7,284 191,861
BrightSpire Capital, Inc. REIT 33,662 189,854
Broadstone Net Lease, Inc. REIT 50,225 796,568
Brookfield Business Corp. Class A (Canada)  7,067 171,445
Brookline Bancorp, Inc. 23,322 275,200
BRT Apartments Corp. REIT 3,643 65,683
Burford Capital Ltd. 52,849 673,825
Burke & Herbert Financial Services Corp. 3,558 221,877
Business First Bancshares, Inc. 6,146 157,952
Byline Bancorp, Inc. 8,054 233,566
Cadence Bank 46,120 1,588,834
California BanCorp * 5,481 90,656
Camden National Corp. 3,668 156,770
Cannae Holdings, Inc. 14,812 294,166
Capital Bancorp, Inc. 2,541 72,419
Capital City Bank Group, Inc. 3,804 139,417
Capitol Federal Financial, Inc. 31,851 188,239
CareTrust REIT, Inc. 47,862 1,294,667
Carter Bankshares, Inc. * 5,755 101,230
Cathay General Bancorp 18,260 869,359
CBL & Associates Properties, Inc. REIT 5,722 168,284
Centerspace REIT 4,080 269,892
Central Pacific Financial Corp. 6,796 197,424
Chatham Lodging Trust REIT 12,606 112,824
Chemung Financial Corp. 781 38,121
Chicago Atlantic Real Estate Finance, Inc.
REIT 4,482 69,112
Chimera Investment Corp. REIT 21,202 296,828
ChoiceOne Financial Services, Inc. 2,479 88,352
Cipher Mining, Inc. * 52,533 243,753
Citizens & Northern Corp. 4,459 82,937
Citizens Financial Services, Inc. 1,202 76,099
City Holding Co. 3,849 456,030
City Office REIT, Inc. 12,675 69,966
Civista Bancshares, Inc. 4,343 91,377
Claros Mortgage Trust, Inc. REIT 22,842 103,246
a Shares Value
Cleanspark, Inc. * 64,675 $ 595,657
Clipper Realty, Inc. REIT 4,893 22,410
CNB Financial Corp. 5,143 127,855
CNO Financial Group, Inc. 27,740 1,032,205
Coastal Financial Corp. * 2,862 243,012
Cohen & Steers, Inc. 7,226 667,249
Colony Bankcorp, Inc. 4,665 75,293
Columbia Financial, Inc. * 7,024 111,049
Community Financial System, Inc. 13,784 850,197
Community Healthcare Trust, Inc. REIT 7,708 148,071
Community Trust Bancorp, Inc. 3,963 210,158
Community West Bancshares 4,330 83,872
Compass Diversified Holdings 17,646 407,270
Compass, Inc. Class A * 95,163 556,704
ConnectOne Bancorp, Inc. 9,465 216,843
Consumer Portfolio Services, Inc. * 2,941 31,939
COPT Defense Properties REIT 29,760 921,072
Core Scientific, Inc. * 46,819 657,807
Crawford & Co. Class A  4,680 54,101
CrossFirst Bankshares, Inc. * 11,528 174,649
CTO Realty Growth, Inc. REIT 6,909 136,176
Curbline Properties Corp. REIT * 24,928 578,828
Cushman & Wakefield PLC * 43,347 566,979
Customers Bancorp, Inc. * 7,804 379,899
CVB Financial Corp. 34,694 742,799
Dave, Inc. * 2,072 180,098
Diamond Hill Investment Group, Inc. 690 107,019
DiamondRock Hospitality Co. REIT 55,581 501,896
Dime Community Bancshares, Inc. 9,354 287,495
Diversified Healthcare Trust REIT 53,918 124,011
Donegal Group, Inc. Class A  3,866 59,807
Douglas Emmett, Inc. REIT 32,119 596,129
Dynex Capital, Inc. REIT 20,285 256,605
Eagle Bancorp, Inc. 7,495 195,095
Easterly Government Properties, Inc. REIT 25,379 288,305
Eastern Bankshares, Inc. 49,958 861,776
Ellington Financial, Inc. REIT 21,628 262,131
Elme Communities REIT 23,059 352,111
Empire State Realty Trust, Inc.
Class A REIT 35,767 369,115
Employers Holdings, Inc. 6,408 328,282
Enact Holdings, Inc. 7,460 241,555
Encore Capital Group, Inc. * 6,145 293,547
Enova International, Inc. * 6,762 648,341
Enstar Group Ltd. * 3,304 1,064,053
Enterprise Bancorp, Inc. 2,793 110,435
Enterprise Financial Services Corp. 9,806 553,058
Equity Bancshares, Inc. Class A  3,741 158,693
Esquire Financial Holdings, Inc. 1,949 154,945
ESSA Bancorp, Inc. 1,983 38,668
Essent Group Ltd. 27,344 1,488,607
Essential Properties Realty Trust, Inc. REIT 46,284 1,447,764
eXp World Holdings, Inc. 21,519 247,684
F&G Annuities & Life, Inc. 4,833 200,280
Farmers & Merchants Bancorp, Inc. 3,158 93,003
Farmers National Banc Corp. 9,016 128,208
Farmland Partners, Inc. REIT 11,924 140,226
FB Financial Corp. 9,489 488,778
Federal Agricultural Mortgage Corp. Class C  2,414 475,437
Fidelis Insurance Holdings Ltd. (United
Kingdom)  13,801 250,212
Fidelity D&D Bancorp, Inc. 1,217 59,390
Financial Institutions, Inc. 4,063 110,879
First BanCorp 42,554 791,079

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
First Bancorp, Inc. 2,555 $ 69,879
First Bancorp/Southern Pines NC 10,513 462,257
First Bancshares, Inc. 7,904 276,640
First Bank 5,270 74,149
First Busey Corp. 13,685 322,555
First Business Financial Services, Inc. 2,259 104,569
First Commonwealth Financial Corp. 26,762 452,813
First Community Bankshares, Inc. 4,241 176,595
First Financial Bancorp 25,229 678,156
First Financial Bankshares, Inc. 33,998 1,225,628
First Financial Corp. 2,822 130,348
First Financial Northwest, Inc. 2,138 46,395
First Foundation, Inc. 17,190 106,750
First Internet Bancorp 1,971 70,936
First Interstate BancSystem, Inc. Class A  20,958 680,506
First Merchants Corp. 15,593 622,005
First Mid Bancshares, Inc. 6,165 226,995
First of Long Island Corp. 5,244 61,250
First Western Financial, Inc. * 2,110 41,251
Five Star Bancorp 4,664 140,340
Flagstar Financial, Inc. 66,416 619,661
Flushing Financial Corp. 7,056 100,760
Forge Global Holdings, Inc. * 31,675 29,486
Four Corners Property Trust, Inc. REIT 25,076 680,563
Franklin BSP Realty Trust, Inc. REIT 22,284 279,441
Franklin Street Properties Corp. REIT 29,272 53,568
FrontView REIT, Inc. 3,025 54,843
FRP Holdings, Inc. * 3,726 114,127
FS Bancorp, Inc. 1,884 77,357
FTAI Aviation Ltd. 26,495 3,816,340
FTAI Infrastructure, Inc. 25,842 187,613
Fulton Financial Corp. 47,888 923,281
FVCBankcorp, Inc. * 3,783 47,552
GCM Grosvenor, Inc. Class A  10,183 124,945
Genworth Financial, Inc. * 113,534 793,603
German American Bancorp, Inc. 7,547 303,540
Getty Realty Corp. REIT 12,973 390,876
Glacier Bancorp, Inc. 29,853 1,499,218
Gladstone Commercial Corp. REIT 10,566 171,592
Gladstone Land Corp. REIT 9,528 103,379
Global Medical REIT, Inc. 15,525 119,853
Global Net Lease, Inc. REIT 52,431 382,746
GoHealth, Inc. Class A * 1,146 15,345
Goosehead Insurance, Inc. Class A * 5,889 631,419
Granite Point Mortgage Trust, Inc. REIT 15,191 42,383
Great Southern Bancorp, Inc. 2,416 144,235
Greene County Bancorp, Inc. 1,909 52,917
Greenlight Capital Re Ltd. Class A * 7,418 103,852
Guaranty Bancshares, Inc. 2,295 79,407
HA Sustainable Infrastructure Capital, Inc. 30,309 813,190
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  10,391 197,741
Hamilton Lane, Inc. Class A  9,924 1,469,248
Hancock Whitney Corp. 22,930 1,254,730
Hanmi Financial Corp. 7,807 184,401
HarborOne Bancorp, Inc. 9,969 117,933
HBT Financial, Inc. 3,530 77,307
HCI Group, Inc. 2,177 253,686
Heartland Financial USA, Inc. 11,245 689,375
Heritage Commerce Corp. 16,032 150,380
Heritage Financial Corp. 8,789 215,331
Heritage Insurance Holdings, Inc. * 5,206 62,993
Hilltop Holdings, Inc. 12,105 346,566
Hingham Institution For Savings 444 112,838
a Shares Value
Hippo Holdings, Inc. * 5,152 $ 137,919
Home Bancorp, Inc. 1,743 80,544
Home BancShares, Inc. 46,101 1,304,658
HomeStreet, Inc. * 3,902 44,561
HomeTrust Bancshares, Inc. 3,873 130,443
Hope Bancorp, Inc. 30,413 373,776
Horace Mann Educators Corp. 10,803 423,802
Horizon Bancorp, Inc. 11,502 185,297
Hudson Pacific Properties, Inc. REIT 34,827 105,526
Hut 8 Corp. * (Canada)  21,318 436,806
Independence Realty Trust, Inc. REIT 59,610 1,182,662
Independent Bank Corp. (IBCP US) 5,232 182,231
Independent Bank Corp. (INDB US) 11,232 720,982
Independent Bank Group, Inc. 9,483 575,334
Industrial Logistics Properties Trust REIT 19,087 69,668
Innovative Industrial Properties, Inc. REIT 7,412 493,936
International Bancshares Corp. 14,304 903,441
International Money Express, Inc. * 8,262 172,097
InvenTrust Properties Corp. REIT 18,838 567,589
Invesco Mortgage Capital, Inc. REIT 12,440 100,142
Investar Holding Corp. 2,084 45,765
Investors Title Co. 373 88,311
Jackson Financial, Inc. Class A  19,491 1,697,276
James River Group Holdings Ltd. 8,073 39,316
JBG SMITH Properties REIT 21,976 337,771
John Marshall Bancorp, Inc. 3,207 64,397
Kearny Financial Corp. 14,009 99,184
Kennedy-Wilson Holdings, Inc. 29,772 297,422
Kingsway Financial Services, Inc. *
(Canada)  3,503 29,320
Kite Realty Group Trust REIT 57,176 1,443,122
KKR Real Estate Finance Trust, Inc. REIT 14,555 147,005
Ladder Capital Corp. REIT 30,485 341,127
Lakeland Financial Corp. 6,500 446,940
LCNB Corp. 3,268 49,445
Legacy Housing Corp. * 2,386 58,886
Lemonade, Inc. * 13,493 494,923
LendingClub Corp. * 28,856 467,179
LendingTree, Inc. * 2,454 95,092
LINKBANCORP, Inc. 5,909 44,199
Live Oak Bancshares, Inc. 9,081 359,154
LTC Properties, Inc. REIT 11,488 396,910
LXP Industrial Trust REIT 76,488 621,083
Macerich Co. REIT 62,255 1,240,120
Maiden Holdings Ltd. * 26,244 44,352
MARA Holdings, Inc. * 74,176 1,243,932
Marcus & Millichap, Inc. 6,167 235,949
Maui Land & Pineapple Co., Inc. * 2,581 56,730
MBIA, Inc. * 12,241 79,077
McGrath RentCorp 6,413 717,102
Medallion Financial Corp. 6,134 57,598
Mercantile Bank Corp. 4,031 179,339
Merchants Bancorp 4,601 167,798
Mercury General Corp. 7,068 469,881
Metrocity Bankshares, Inc. 4,796 153,232
Metropolitan Bank Holding Corp. * 2,628 153,475
MFA Financial, Inc. REIT 26,953 274,651
Mid Penn Bancorp, Inc. 3,604 103,939
Middlefield Banc Corp. 1,903 53,379
Midland States Bancorp, Inc. 5,116 124,830
MidWestOne Financial Group, Inc. 4,277 124,546
Moelis & Co. Class A  17,577 1,298,589
Mr. Cooper Group, Inc. * 16,333 1,568,131
MVB Financial Corp. 3,422 70,835

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
National Bank Holdings Corp. Class A  9,672 $ 416,476
National Bankshares, Inc. 1,297 37,237
National Health Investors, Inc. REIT 11,079 767,775
Navient Corp. 21,118 280,658
NB Bancorp, Inc. * 9,956 179,805
NBT Bancorp, Inc. 12,145 580,045
Nelnet, Inc. Class A  3,775 403,208
NerdWallet, Inc. Class A * 9,694 128,930
NET Lease Office Properties REIT * 3,732 116,476
NETSTREIT Corp. REIT 20,166 285,349
New York Mortgage Trust, Inc. REIT 25,592 155,088
Newmark Group, Inc. Class A  35,542 455,293
NewtekOne, Inc. 6,627 84,627
NexPoint Diversified Real Estate Trust REIT 10,189 62,153
Nexpoint Real Estate Finance, Inc. REIT 1,780 27,928
NexPoint Residential Trust, Inc. REIT 6,042 252,254
NI Holdings, Inc. * 2,437 38,261
Nicolet Bankshares, Inc. 3,500 367,185
NMI Holdings, Inc. * 20,513 754,058
Northeast Bank 1,709 156,767
Northeast Community Bancorp, Inc. 3,646 89,181
Northfield Bancorp, Inc. 7,698 89,451
Northrim BanCorp, Inc. 1,500 116,910
Northwest Bancshares, Inc. 33,122 436,879
Norwood Financial Corp. 2,376 64,639
Oak Valley Bancorp 2,000 58,500
OceanFirst Financial Corp. 15,210 275,301
Offerpad Solutions, Inc. * 5,063 14,430
OFG Bancorp 12,112 512,580
Old National Bancorp 80,083 1,738,202
Old Second Bancorp, Inc. 10,934 194,407
One Liberty Properties, Inc. REIT 4,711 128,328
Onity Group, Inc. * 1,643 50,457
OppFi, Inc. 4,841 37,082
Orange County Bancorp, Inc. 1,290 71,685
Orchid Island Capital, Inc. REIT 17,592 136,866
Origin Bancorp, Inc. 7,662 255,068
Orion Office REIT, Inc. 15,190 56,355
Orrstown Financial Services, Inc. 4,602 168,479
Outfront Media, Inc. REIT 39,871 707,312
P10, Inc. Class A  10,152 128,017
Pacific Premier Bancorp, Inc. 25,200 627,984
Pagseguro Digital Ltd. Class A * (Brazil)  49,932 312,574
Palomar Holdings, Inc. * 6,622 699,217
Paramount Group, Inc. REIT 48,327 238,735
Park National Corp. 3,825 655,720
Parke Bancorp, Inc. 3,261 66,883
Pathward Financial, Inc. 6,603 485,849
Patria Investments Ltd. Class A (Cayman)  13,597 158,133
Paysign, Inc. * 12,228 36,929
PCB Bancorp 2,547 51,551
Peakstone Realty Trust REIT 9,543 105,641
Peapack-Gladstone Financial Corp. 4,263 136,629
Pebblebrook Hotel Trust REIT 31,431 425,890
PennyMac Financial Services, Inc. 6,986 713,550
PennyMac Mortgage Investment Trust REIT 23,308 293,448
Peoples Bancorp of North Carolina, Inc. 1,450 45,313
Peoples Bancorp, Inc. 9,090 288,062
Peoples Financial Services Corp. 2,413 123,497
Perella Weinberg Partners 13,786 328,658
Phillips Edison & Co., Inc. REIT 32,224 1,207,111
Piedmont Office Realty Trust, Inc.
Class A REIT 32,910 301,127
Pioneer Bancorp, Inc. * 3,302 38,039
a Shares Value
Piper Sandler Cos. 4,500 $ 1,349,775
PJT Partners, Inc. Class A  6,050 954,750
Plumas Bancorp 1,631 77,081
Plymouth Industrial REIT, Inc. 10,082 179,460
Ponce Financial Group, Inc. * 4,094 53,222
Postal Realty Trust, Inc. Class A REIT 5,903 77,034
PotlatchDeltic Corp. REIT 20,976 823,308
PRA Group, Inc. * 9,919 207,208
Preferred Bank 2,429 209,817
Premier Financial Corp. 9,237 236,190
Primis Financial Corp. 4,573 53,321
Princeton Bancorp, Inc. 1,225 42,177
ProAssurance Corp. * 13,737 218,556
Provident Bancorp, Inc. * 4,472 50,981
Provident Financial Services, Inc. 33,201 626,503
QCR Holdings, Inc. 4,410 355,622
Radian Group, Inc. 39,741 1,260,585
RBB Bancorp 4,258 87,246
RE/MAX Holdings, Inc. Class A * 4,817 51,397
Ready Capital Corp. REIT 43,620 297,488
Real Brokerage, Inc. * (Canada)  23,953 110,184
Red River Bancshares, Inc. 1,177 63,534
Redfin Corp. * 30,762 242,097
Redwood Trust, Inc. REIT 34,627 226,114
Regional Management Corp. 2,236 75,979
Renasant Corp. 16,447 587,980
Republic Bancorp, Inc. Class A  2,182 152,456
Retail Opportunity Investments Corp. REIT 32,605 566,023
Riot Platforms, Inc. * 74,841 764,127
RLJ Lodging Trust REIT 40,320 411,667
RMR Group, Inc. Class A  4,523 93,355
Roadzen, Inc. * 10,730 23,391
Root, Inc. Class A * 2,264 164,344
Ryman Hospitality Properties, Inc. REIT 15,449 1,611,949
S&T Bancorp, Inc. 10,109 386,366
Sabra Health Care REIT, Inc. 61,164 1,059,360
Safehold, Inc. REIT 13,522 249,887
Safety Insurance Group, Inc. 3,804 313,450
Sandy Spring Bancorp, Inc. 11,724 395,216
Saul Centers, Inc. REIT 2,706 104,993
Seacoast Banking Corp. of Florida 21,966 604,724
Selective Insurance Group, Inc. 15,905 1,487,436
Selectquote, Inc. * 38,969 144,965
Service Properties Trust REIT 42,751 108,588
ServisFirst Bancshares, Inc. 13,314 1,128,228
Seven Hills Realty Trust REIT 3,790 49,573
Shore Bancshares, Inc. 7,498 118,843
Sierra Bancorp 3,280 94,858
Silvercrest Asset Management Group, Inc.
Class A  2,703 49,708
Simmons First National Corp. Class A  32,564 722,270
SiriusPoint Ltd. * (Sweden)  23,510 385,329
SITE Centers Corp. REIT 11,840 181,034
Sky Harbour Group Corp. * 3,083 36,780
Skyward Specialty Insurance Group, Inc. * 9,824 496,505
SL Green Realty Corp. REIT 18,566 1,261,003
SmartFinancial, Inc. 4,175 129,342
South Plains Financial, Inc. 3,186 110,713
Southern First Bancshares, Inc. * 2,115 84,071
Southern Missouri Bancorp, Inc. 2,549 146,236
Southern States Bancshares, Inc. 2,252 75,014
Southside Bancshares, Inc. 7,344 233,245
SouthState Corp. 19,276 1,917,576
St. Joe Co. 9,442 424,229

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Star Holdings * 3,395 $ 33,033
Stellar Bancorp, Inc. 12,687 359,676
StepStone Group, Inc. Class A  17,038 986,159
Sterling Bancorp, Inc. * 5,290 25,180
Stewart Information Services Corp. 7,152 482,688
Stock Yards Bancorp, Inc. 6,803 487,163
StoneX Group, Inc. * 7,375 722,529
Stratus Properties, Inc. * 1,416 29,396
Strawberry Fields REIT, Inc. 2,052 21,628
Summit Hotel Properties, Inc. REIT 29,249 200,356
Sunrise Realty Trust, Inc. REIT 1,371 19,304
Sunstone Hotel Investors, Inc. REIT 53,832 637,371
SWK Holdings Corp. * 1,531 24,282
Tanger, Inc. REIT 28,158 961,033
Terawulf, Inc. * 69,620 394,049
Terreno Realty Corp. REIT 25,035 1,480,570
Texas Capital Bancshares, Inc. * 12,222 955,760
Third Coast Bancshares, Inc. * 2,852 96,825
Timberland Bancorp, Inc. 2,149 65,566
Tiptree, Inc. 6,823 142,328
Tompkins Financial Corp. 3,380 229,265
Towne Bank 18,484 629,565
TPG RE Finance Trust, Inc. REIT 15,141 128,699
Transcontinental Realty Investors, Inc.
REIT * 349 10,404
TriCo Bancshares 8,394 366,818
Triumph Financial, Inc. * 5,799 527,013
Trupanion, Inc. * 8,624 415,677
TrustCo Bank Corp. 4,712 156,957
Trustmark Corp. 16,084 568,891
Two Harbors Investment Corp. REIT 26,988 319,268
UMB Financial Corp. 11,384 1,284,798
UMH Properties, Inc. REIT 18,474 348,789
United Bankshares, Inc. 34,645 1,300,920
United Community Banks, Inc. 31,311 1,011,658
United Fire Group, Inc. 5,537 157,528
Uniti Group, Inc. REIT 62,943 346,186
Unity Bancorp, Inc. 1,760 76,754
Universal Health Realty Income Trust REIT 3,316 123,388
Universal Insurance Holdings, Inc. 6,656 140,175
Univest Financial Corp. 8,017 236,582
Upstart Holdings, Inc. * 20,466 1,260,092
Urban Edge Properties REIT 32,698 703,007
USCB Financial Holdings, Inc. 2,558 45,404
Valley National Bancorp 122,969 1,114,099
Velocity Financial, Inc. * 2,465 48,215
Veris Residential, Inc. REIT 20,535 341,497
Veritex Holdings, Inc. 13,833 375,704
Victory Capital Holdings, Inc. Class A  10,892 712,990
Virginia National Bankshares Corp. 1,504 57,453
Virtus Investment Partners, Inc. 1,782 393,074
WaFd, Inc. 17,737 571,841
Walker & Dunlop, Inc. 8,424 818,897
Washington Trust Bancorp, Inc. 4,338 135,996
Waterstone Financial, Inc. 3,967 53,316
WesBanco, Inc. 15,107 491,582
West BanCorp, Inc. 3,900 84,435
Westamerica BanCorp 6,766 354,944
Whitestone REIT 12,884 182,566
WisdomTree, Inc. 36,573 384,017
World Acceptance Corp. * 914 102,770
WSFS Financial Corp. 15,620 829,891
Xenia Hotels & Resorts, Inc. REIT 26,999 401,205
171,755,616
a Shares Value
Industrial - 16.2%
spacing
374Water, Inc. * 14,856 $ 10,141
908 Devices, Inc. * 6,002 13,204
AAR Corp. * 9,053 554,768
Advanced Energy Industries, Inc. 9,772 1,129,936
AeroVironment, Inc. * 7,275 1,119,550
AerSale Corp. * 10,117 63,737
Air Transport Services Group, Inc. * 13,451 295,653
Alamo Group, Inc. 2,688 499,726
Albany International Corp. Class A  8,151 651,836
Allient, Inc. 3,463 84,082
American Superconductor Corp. * 9,174 225,956
American Woodmark Corp. * 4,083 324,721
AMMO, Inc. * 24,273 26,700
Amprius Technologies, Inc. * 1,179 3,301
Apogee Enterprises, Inc. 5,791 413,535
Applied Industrial Technologies, Inc. 9,984 2,390,869
Applied Optoelectronics, Inc. * 10,572 389,684
ArcBest Corp. 6,184 577,091
Archer Aviation, Inc. Class A * 61,026 595,004
Arcosa, Inc. 12,696 1,228,211
Ardagh Metal Packaging SA 36,264 109,155
Ardmore Shipping Corp. (Ireland)  9,989 121,366
Argan, Inc. 3,267 447,710
Arq, Inc. * 7,288 55,170
Aspen Aerogels, Inc. * 15,191 180,469
Astec Industries, Inc. 5,979 200,894
Astronics Corp. * 6,855 109,406
Atkore, Inc. 9,167 764,986
Atmus Filtration Technologies, Inc. 21,999 861,921
AZZ, Inc. 7,709 631,521
Badger Meter, Inc. 7,608 1,613,809
Barnes Group, Inc. 12,157 574,540
Bel Fuse, Inc. Class A  476 42,878
Bel Fuse, Inc. Class B  2,710 223,494
Belden, Inc. 10,648 1,199,071
Benchmark Electronics, Inc. 9,463 429,620
Bloom Energy Corp. Class A * 52,099 1,157,119
Boise Cascade Co. 10,097 1,200,129
Bowman Consulting Group Ltd. * 3,886 96,956
Byrna Technologies, Inc. * 4,828 139,095
Cactus, Inc. Class A  17,094 997,606
Cadre Holdings, Inc. 6,790 219,317
Caesarstone Ltd. * 5,706 24,251
Casella Waste Systems, Inc. Class A * 16,141 1,707,879
CECO Environmental Corp. * 7,673 231,955
Centuri Holdings, Inc. * 4,082 78,823
ChargePoint Holdings, Inc. * 96,083 102,809
Chart Industries, Inc. * 11,160 2,129,774
Clearwater Paper Corp. * 3,900 116,103
Columbus McKinnon Corp. 7,417 276,209
Concrete Pumping Holdings, Inc. * 7,352 48,964
Construction Partners, Inc. Class A * 11,291 998,802
Core Molding Technologies, Inc. * 2,036 33,675
Costamare, Inc. (Monaco)  11,326 145,539
Covenant Logistics Group, Inc. 1,962 106,949
CryoPort, Inc. * 12,136 94,418
CSW Industrials, Inc. 4,357 1,537,150
CTS Corp. 7,849 413,878
DHT Holdings, Inc. 35,055 325,661
Dorian LPG Ltd. 9,522 232,051
Ducommun, Inc. * 3,576 227,648
DXP Enterprises, Inc. * 3,203 264,632

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Dycom Industries, Inc. * 7,456 $ 1,297,791
Eastern Co. 1,479 39,253
Eastman Kodak Co. * 16,540 108,668
Energizer Holdings, Inc. 18,940 660,817
Energy Recovery, Inc. * 14,709 216,222
Enerpac Tool Group Corp. 14,197 583,355
EnerSys 10,470 967,742
Enovix Corp. * 42,537 462,377
Enpro, Inc. 5,505 949,337
Enviri Corp. * 20,777 159,983
ESCO Technologies, Inc. 6,807 906,760
Eve Holding, Inc. * 12,135 66,014
Evolv Technologies Holdings, Inc. * 33,946 134,087
Exponent, Inc. 13,236 1,179,328
Fabrinet * (Thailand)  9,468 2,081,824
FARO Technologies, Inc. * 4,769 120,942
Federal Signal Corp. 15,747 1,454,865
FLEX LNG Ltd. (Norway)  7,506 172,188
Fluor Corp. * 44,407 2,190,153
Forward Air Corp. * 6,484 209,109
Franklin Electric Co., Inc. 11,778 1,147,766
Frontdoor, Inc. * 20,041 1,095,641
GATX Corp. 9,225 1,429,506
Genco Shipping & Trading Ltd. 10,786 150,357
Gencor Industries, Inc. * 3,054 53,903
Gibraltar Industries, Inc. * 7,944 467,902
Golden Ocean Group Ltd. (Norway)  31,985 286,586
GoPro, Inc. Class A * 36,282 39,547
Gorman-Rupp Co. 5,410 205,147
GrafTech International Ltd. * 66,534 115,104
Graham Corp. * 2,464 109,574
Granite Construction, Inc. 11,619 1,019,103
Great Lakes Dredge & Dock Corp. * 16,743 189,028
Greenbrier Cos., Inc. 8,090 493,409
Greif, Inc. Class A  6,524 398,747
Greif, Inc. Class B  1,362 92,412
Griffon Corp. 9,893 705,074
Heartland Express, Inc. 11,316 126,966
Helios Technologies, Inc. 8,694 388,100
Hillenbrand, Inc. 18,362 565,182
Hillman Solutions Corp. * 51,313 499,789
Himalaya Shipping Ltd. * (Bermuda)  9,234 44,877
Hub Group, Inc. Class A  14,945 665,949
Hyster-Yale, Inc. 3,014 153,503
Ichor Holdings Ltd. * 8,702 280,378
IES Holdings, Inc. * 2,167 435,480
Insteel Industries, Inc. 4,538 122,571
International Seaways, Inc. 10,609 381,287
Intuitive Machines, Inc. * 7,110 129,118
Itron, Inc. * 11,681 1,268,323
Janus International Group, Inc. * 37,059 272,384
JELD-WEN Holding, Inc. * 22,395 183,415
Joby Aviation, Inc. * 112,362 913,503
John Bean Technologies Corp. 12,278 1,560,534
Kadant, Inc. 3,072 1,059,809
Karat Packaging, Inc. 2,095 63,395
Kennametal, Inc. 18,667 448,381
Kimball Electronics, Inc. * 5,998 112,343
Knife River Corp. * 14,908 1,515,249
Knowles Corp. * 22,282 444,080
Kratos Defense & Security Solutions, Inc. * 38,795 1,023,412
L.B. Foster Co. Class A * 2,660 71,554
LanzaTech Global, Inc. * 32,609 44,674
Latham Group, Inc. * 9,475 65,946
a Shares Value
Leonardo DRS, Inc. * 19,314 $ 624,035
Limbach Holdings, Inc. * 2,713 232,070
Lindsay Corp. 2,811 332,569
LSB Industries, Inc. * 13,777 104,567
LSI Industries, Inc. 7,491 145,475
Luxfer Holdings PLC (United Kingdom)  7,115 93,135
Manitowoc Co., Inc. * 9,869 90,104
Marten Transport Ltd. 15,158 236,616
Masterbrand, Inc. * 33,134 484,088
Materion Corp. 5,390 532,963
Matson, Inc. 8,473 1,142,499
Mayville Engineering Co., Inc. * 2,749 43,214
Mercury Systems, Inc. * 13,293 558,306
Mesa Laboratories, Inc. 1,413 186,332
Metallus, Inc. * 10,764 152,095
MicroVision, Inc. * 57,622 75,485
Mirion Technologies, Inc. * 53,607 935,442
Mistras Group, Inc. * 5,187 46,994
Modine Manufacturing Co. * 13,553 1,571,199
Montrose Environmental Group, Inc. * 8,258 153,186
Moog, Inc. Class A  7,358 1,448,349
Mueller Industries, Inc. 29,066 2,306,678
Mueller Water Products, Inc. Class A  40,853 919,193
Myers Industries, Inc. 9,354 103,268
MYR Group, Inc. * 4,146 616,800
NANO Nuclear Energy, Inc. * 755 18,796
Napco Security Technologies, Inc. 9,233 328,326
National Presto Industries, Inc. 1,277 125,682
Net Power, Inc. * 6,017 63,720
NEXTracker, Inc. Class A * 37,837 1,382,186
NL Industries, Inc. 2,103 16,340
nLight, Inc. * 11,861 124,422
NN, Inc. * 13,771 45,031
Nordic American Tankers Ltd. 49,947 124,868
Northwest Pipe Co. * 2,663 128,516
Novanta, Inc. * 9,344 1,427,483
NuScale Power Corp. * 22,026 394,926
NV5 Global, Inc. * 14,717 277,268
NVE Corp. 1,310 106,673
O-I Glass, Inc. * 40,474 438,738
Olympic Steel, Inc. 2,848 93,443
Omega Flex, Inc. 916 38,445
Orion Group Holdings, Inc. * 9,174 67,245
OSI Systems, Inc. * 4,108 687,802
Pactiv Evergreen, Inc. 10,519 183,767
PAMT Corp. * 2,014 32,989
Pangaea Logistics Solutions Ltd. 8,909 47,752
Park Aerospace Corp. 5,378 78,788
Park-Ohio Holdings Corp. 2,241 58,871
Perma-Fix Environmental Services, Inc. * 3,742 41,424
Plexus Corp. * 6,932 1,084,719
Powell Industries, Inc. 2,455 544,151
Primoris Services Corp. 14,124 1,079,074
Proficient Auto Logistics, Inc. * 4,276 34,507
Proto Labs, Inc. * 6,700 261,903
Pure Cycle Corp. * 5,726 72,606
PureCycle Technologies, Inc. * 32,336 331,444
Quest Resource Holding Corp. * 4,497 29,231
Radiant Logistics, Inc. * 8,070 54,069
Ranpak Holdings Corp. * 12,405 85,346
Redwire Corp. * 6,657 109,574
Rocket Lab USA, Inc. * 90,442 2,303,558
RXO, Inc. * 41,246 983,305
Ryerson Holding Corp. 6,658 123,240

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Safe Bulkers, Inc. (Monaco)  13,588 $ 48,509
Sanmina Corp. * 13,863 1,049,013
Scorpio Tankers, Inc. (Monaco)  11,379 565,423
SFL Corp. Ltd. (Norway)  33,140 338,691
Sight Sciences, Inc. * 10,444 38,016
SmartRent, Inc. * 45,179 79,063
Smith & Wesson Brands, Inc. 12,538 126,697
Smith-Midland Corp. * 1,297 57,665
Southland Holdings, Inc. * 2,263 7,355
SPX Technologies, Inc. * 11,661 1,696,909
Standard BioTools, Inc. * 76,552 133,966
Standex International Corp. 3,058 571,815
Sterling Infrastructure, Inc. * 7,786 1,311,552
Stoneridge, Inc. * 8,527 53,464
Sturm Ruger & Co., Inc. 4,047 143,142
Summit Materials, Inc. Class A * 31,683 1,603,160
Taylor Devices, Inc. * 649 27,011
Tecnoglass, Inc. 5,906 468,464
Teekay Corp. Ltd. * (Bermuda)  13,900 96,327
Teekay Tankers Ltd. Class A (Canada)  6,298 250,597
Tennant Co. 4,909 400,231
Terex Corp. 17,537 810,560
Thermon Group Holdings, Inc. * 8,507 244,746
Tredegar Corp. * 7,911 60,757
TriMas Corp. 10,553 259,498
Trinity Industries, Inc. 21,534 755,843
Triumph Group, Inc. * 19,242 359,056
TTM Technologies, Inc. * 26,714 661,172
Turtle Beach Corp. * 4,515 78,155
Tutor Perini Corp. * 11,408 276,074
Twin Disc, Inc. 3,148 36,989
UFP Industries, Inc. 15,453 1,740,780
Ultralife Corp. * 2,862 21,322
Universal Logistics Holdings, Inc. 1,899 87,240
Vicor Corp. * 5,941 287,069
Virgin Galactic Holdings, Inc. * 5,212 30,647
VirTra, Inc. * 3,218 21,722
Vishay Intertechnology, Inc. 33,290 563,933
Watts Water Technologies, Inc. Class A  7,143 1,452,172
Werner Enterprises, Inc. 16,173 580,934
Willis Lease Finance Corp. 761 157,946
World Kinect Corp. 14,405 396,282
Worthington Enterprises, Inc. 8,240 330,506
Worthington Steel, Inc. 8,540 271,743
Xometry, Inc. Class A * 11,052 471,478
Zurn Elkay Water Solutions Corp. 37,556 1,400,839
112,860,353
Technology - 10.1%
spacing
3D Systems Corp. * 31,110 102,041
8x8, Inc. * 32,719 87,360
ACI Worldwide, Inc. * 27,832 1,444,759
ACM Research, Inc. Class A * 13,387 202,144
ACV Auctions, Inc. Class A * 38,755 837,108
Adeia, Inc. 28,810 402,764
Aehr Test Systems * 7,518 125,024
Agilysys, Inc. * 5,928 780,777
Alignment Healthcare, Inc. * 26,185 294,581
Alkami Technology, Inc. * 13,736 503,837
Alpha & Omega Semiconductor Ltd. * 6,192 229,290
Altair Engineering, Inc. Class A * 14,203 1,549,689
Ambarella, Inc. * 9,933 722,526
Amplitude, Inc. Class A * 19,519 205,925
Appian Corp. Class A * 10,543 347,708
a Shares Value
Arteris, Inc. * 8,223 $ 83,792
Asana, Inc. Class A * 21,033 426,339
ASGN, Inc. * 11,129 927,491
Asure Software, Inc. * 7,325 68,928
AvePoint, Inc. * 33,420 551,764
AvidXchange Holdings, Inc. * 45,680 472,331
Axcelis Technologies, Inc. * 8,539 596,620
Bandwidth, Inc. Class A * 6,845 116,502
BigBear.ai Holdings, Inc. * 25,077 111,593
BigCommerce Holdings, Inc. * 18,263 111,770
Blackbaud, Inc. * 10,371 766,624
BlackLine, Inc. * 15,157 920,939
Blend Labs, Inc. Class A * 60,598 255,118
Box, Inc. Class A * 37,021 1,169,864
Braze, Inc. Class A * 17,233 721,718
C3.ai, Inc. Class A * 28,822 992,341
Cantaloupe, Inc. * 16,603 157,895
Cerence, Inc. * 11,241 88,242
CEVA, Inc. * 5,742 181,160
Clear Secure, Inc. Class A  23,050 614,052
Clearwater Analytics Holdings, Inc.
Class A * 46,438 1,277,974
Climb Global Solutions, Inc. 1,077 136,510
Cohu, Inc. * 12,035 321,335
Commvault Systems, Inc. * 11,340 1,711,319
Conduent, Inc. * 41,733 168,601
Consensus Cloud Solutions, Inc. * 5,151 122,903
Corsair Gaming, Inc. * 11,410 75,420
Cricut, Inc. Class A  12,594 71,786
CS Disco, Inc. * 7,172 35,788
CSG Systems International, Inc. 7,938 405,711
D-Wave Quantum, Inc. * (Canada)  26,649 223,852
Daily Journal Corp. * 365 207,316
Definitive Healthcare Corp. * 15,307 62,912
Diebold Nixdorf, Inc. * 6,733 289,788
Digi International, Inc. * 9,401 284,192
Digimarc Corp. * 3,901 146,092
Digital Turbine, Inc. * 26,705 45,131
DigitalOcean Holdings, Inc. * 17,216 586,549
Diodes, Inc. * 12,000 740,040
Domo, Inc. Class B * 8,871 62,807
Donnelley Financial Solutions, Inc. * 6,770 424,682
E2open Parent Holdings, Inc. * 52,540 139,756
eGain Corp. * 5,873 36,589
Enfusion, Inc. Class A * 12,680 130,604
EverCommerce, Inc. * 6,233 68,625
Everspin Technologies, Inc. * 5,712 36,500
Evolent Health, Inc. Class A * 30,176 339,480
ExlService Holdings, Inc. * 40,781 1,809,861
Fastly, Inc. Class A * 33,757 318,666
FormFactor, Inc. * 20,330 894,520
Freshworks, Inc. Class A * 54,113 875,007
GCT Semiconductor Holding, Inc. * 4,039 9,411
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,028 111,639
Golden Matrix Group, Inc. * 8,558 16,945
Grid Dynamics Holdings, Inc. * 15,144 336,803
Health Catalyst, Inc. * 16,301 115,248
I3 Verticals, Inc. Class A * 6,300 145,152
IBEX Holdings Ltd. * 2,665 57,271
Ibotta, Inc. Class A * 3,997 260,125
Immersion Corp. 9,223 80,517
Impinj, Inc. * 6,015 873,739
Innodata, Inc. * 7,154 282,726

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Insight Enterprises, Inc. * 7,100 $ 1,079,910
Inspired Entertainment, Inc. * 5,923 53,603
Intapp, Inc. * 13,967 895,145
Integral Ad Science Holding Corp. * 18,927 197,598
IonQ, Inc. * 52,533 2,194,303
Jamf Holding Corp. * 21,320 299,546
Kaltura, Inc. * 21,908 48,198
Kulicke & Soffa Industries, Inc. (Singapore)  13,183 615,119
Life360, Inc. * 2,685 110,810
Logility Supply Chain Solutions, Inc. Class A  7,634 84,585
Matterport, Inc. * 69,405 328,980
Maximus, Inc. 15,281 1,140,727
MaxLinear, Inc. * 20,891 413,224
Meridianlink, Inc. * 8,195 169,227
Mitek Systems, Inc. * 11,530 128,329
N-able, Inc. * 17,817 166,411
Navitas Semiconductor Corp. * 30,463 108,753
NCR Atleos Corp. * 19,126 648,754
NCR Voyix Corp. * 38,236 529,186
NetScout Systems, Inc. * 18,299 396,356
NextNav, Inc. * 19,638 305,567
Olo, Inc. Class A * 27,454 210,847
ON24, Inc. * 5,600 36,176
OneSpan, Inc. * 9,612 178,206
Ouster, Inc. * 12,434 151,943
Outbrain, Inc. * 11,464 82,312
Pagaya Technologies Ltd. Class A * 8,970 83,331
PagerDuty, Inc. * 22,474 410,375
PAR Technology Corp. * 8,685 631,139
PDF Solutions, Inc. * 8,091 219,104
Penguin Solutions, Inc. * 13,691 262,730
Photronics, Inc. * 16,313 384,334
Phreesia, Inc. * 14,450 363,562
Pitney Bowes, Inc. 36,855 266,830
Planet Labs PBC * 55,785 225,371
PlayAGS, Inc. * 9,224 106,353
Playstudios, Inc. * 22,189 41,272
Porch Group, Inc. * 19,222 94,572
Power Integrations, Inc. 14,823 914,579
Privia Health Group, Inc. * 26,659 521,183
Progress Software Corp. 11,232 731,765
PROS Holdings, Inc. * 11,885 260,995
PubMatic, Inc. Class A * 10,931 160,576
Qualys, Inc. * 9,738 1,365,462
QuickLogic Corp. * 3,999 45,189
Rackspace Technology, Inc. * 14,201 31,384
Rambus, Inc. * 27,759 1,467,341
Rapid7, Inc. * 16,218 652,450
Red Violet, Inc. * 2,951 106,826
Rekor Systems, Inc. * 21,303 33,233
ReposiTrak, Inc. 3,386 74,932
Richardson Electronics Ltd. 3,114 43,689
Rigetti Computing, Inc. * 40,786 622,394
Rimini Street, Inc. * 11,582 30,924
Sapiens International Corp. NV (Israel)  8,068 216,787
Schrodinger, Inc. * 14,506 279,821
SEMrush Holdings, Inc. Class A * 10,187 121,022
Semtech Corp. * 18,952 1,172,181
Silicon Laboratories, Inc. * 8,397 1,043,075
Silvaco Group, Inc. * 1,766 14,269
Simulations Plus, Inc. 3,956 110,333
SiTime Corp. * 4,822 1,034,464
SkyWater Technology, Inc. * 6,435 88,803
SolarWinds Corp. 13,716 195,453
a Shares Value
SoundHound AI, Inc. Class A * 80,545 $ 1,598,013
Sprout Social, Inc. Class A * 12,910 396,466
SPS Commerce, Inc. * 9,758 1,795,374
Synaptics, Inc. * 10,213 779,456
System1, Inc. * 16,936 15,214
Talkspace, Inc. * 29,939 92,512
Telos Corp. * 16,815 57,507
Tenable Holdings, Inc. * 30,859 1,215,227
TTEC Holdings, Inc. 5,453 27,210
Ultra Clean Holdings, Inc. * 11,677 419,788
Unisys Corp. * 16,111 101,983
V2X, Inc. * 3,644 174,293
Varonis Systems, Inc. * 28,885 1,283,361
Veeco Instruments, Inc. * 14,557 390,128
Verint Systems, Inc. * 16,103 442,027
Vertex, Inc. Class A * 14,289 762,318
Viant Technology, Inc. Class A * 4,212 79,986
Vimeo, Inc. * 38,043 243,475
Vishay Precision Group, Inc. * 3,263 76,583
Waystar Holding Corp. * 11,317 415,334
Weave Communications, Inc. * 10,234 162,925
WM Technology, Inc. * 24,471 33,770
WNS Holdings Ltd. * (India)  11,012 521,859
Workiva, Inc. * 13,220 1,447,590
Xerox Holdings Corp. 30,574 257,739
Yext, Inc. * 26,912 171,160
Zeta Global Holdings Corp. Class A * 46,904 843,803
Zuora, Inc. Class A * 36,380 360,890
70,678,417
Utilities - 2.7%
spacing
ALLETE, Inc. 15,079 977,119
Altus Power, Inc. * 22,636 92,129
Ameresco, Inc. Class A * 8,427 197,866
American States Water Co. 9,634 748,754
Avista Corp. 20,872 764,541
Black Hills Corp. 18,227 1,066,644
Brookfield Infrastructure Corp.
Class A (Canada)  31,452 1,258,395
California Water Service Group 15,032 681,401
Chesapeake Utilities Corp. 5,853 710,262
Consolidated Water Co. Ltd. (Cayman)  3,900 100,971
Genie Energy Ltd. Class B  3,941 61,440
Global Water Resources, Inc. 2,358 27,117
Hawaiian Electric Industries, Inc. * 43,444 422,710
MGE Energy, Inc. 9,565 898,727
Middlesex Water Co. 4,557 239,835
New Jersey Resources Corp. 25,602 1,194,333
Northwest Natural Holding Co. 9,969 394,374
Northwestern Energy Group, Inc. 16,211 866,640
ONE Gas, Inc. 14,843 1,027,878
Ormat Technologies, Inc. 14,345 971,443
Otter Tail Corp. 10,852 801,312
Portland General Electric Co. 26,850 1,171,197
RGC Resources, Inc. 2,124 42,607
SJW Group 8,378 412,365
Southwest Gas Holdings, Inc. 16,035 1,133,835
Spire, Inc. 15,040 1,020,163
TXNM Energy, Inc. 23,614 1,161,100
Unitil Corp. 4,071 220,608

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $26,347 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
York Water Co. 3,296 $ 107,845
18,773,611
Total Common Stocks
    (Cost $577,959,932) 698,350,596
TOTAL INVESTMENTS - 100.0%
(Cost $577,975,316) 698,381,993
DERIVATIVES - (0.1%) (422,329)
OTHER ASSETS & LIABILITIES, NET - 0.1% 505,299
NET ASSETS - 100.0% $ 698,464,963
Financial 24 .6%
Consumer, Non-Cyclical 22 .9%
Industrial 16 .2%
Consumer, Cyclical 10 .9%
Technology 10 .1%
Energy 5 .1%
Communications 4 .3%
Basic Materials 3 .2%
Others (each less than 3.0%) 2 .7%
100 .0%
Derivatives (0.1%)
Other Assets & Liabilities, Net 0 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/25 84 $ 9,871,489 $ 9,449,160 ( $ 422,329 )
a
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 28,484 $ – $ 2,358 $ 26,126
Utilities 221 – – 221
Total Rights 28,705 – 2,358 26,347
Warrants 2,692 – 2,692 –
Common Stocks
Basic Materials 22,744,267 22,744,267 – –
Communications 29,846,938 29,846,938 – –
Consumer, Cyclical 76,035,874 76,035,874 – –
Consumer, Non-Cyclical 160,321,763 160,313,913 7,850 –
Energy 35,333,757 35,333,757 – –
Financial 171,755,616 171,755,616 – –
Industrial 112,860,353 112,860,353 – –
Technology 70,678,417 70,678,417 – –
Utilities 18,773,611 18,773,611 – –
Total Common Stocks 698,350,596 698,342,746 7,850 –
Total Assets 698,381,993 698,342,746 12,900 26,347
Liabilities Derivatives:
Equity Contracts
Futures (422,329) (422,329) – –
Total Liabilities (422,329) (422,329) – –
Total $ 697,959,664 $ 697,920,417 $ 12,900 $ 26,347

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 48.8%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 336,995
6.165% due 07/15/27  40,000 40,609
Mosaic Co.
4.050% due 11/15/27  310,000 304,001
681,605
Communications - 1.8%
AT&T, Inc.
1.700% due 03/25/26  300,000 289,368
2.950% due 07/15/26  60,000 58,518
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  360,000 343,211
Discovery Communications LLC
3.950% due 03/20/28  310,000 293,650
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 57,986
3.625% due 12/15/25  300,000 296,677
T-Mobile USA, Inc.
2.625% due 04/15/26  375,000 365,715
1,705,125
Consumer, Cyclical - 3.1%
AutoZone, Inc.
3.125% due 04/21/26  60,000 58,825
5.050% due 07/15/26  300,000 301,931
Ford Motor Credit Co. LLC
5.800% due 03/05/27  400,000 403,872
5.850% due 05/17/27  500,000 505,499
6.950% due 06/10/26  200,000 204,658
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 286,093
2.350% due 02/26/27  300,000 284,429
4.350% due 01/17/27  300,000 296,701
5.400% due 05/08/27  80,000 80,855
6.000% due 01/09/28  80,000 82,117
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 251,047
5.650% due 06/26/26 ~ 80,000 80,818
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,166
2,894,011
Consumer, Non-Cyclical - 3.8%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  360,000 351,140
4.700% due 04/02/27  100,000 99,622
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  380,000 365,772
Centene Corp.
4.250% due 12/15/27  360,000 349,002
Cigna Group
3.400% due 03/01/27  380,000 369,597
CVS Health Corp.
1.300% due 08/21/27  330,000 299,119
2.875% due 06/01/26  80,000 77,734
6.250% due 06/01/27  300,000 307,810
a
Principal
Amount Value
HCA, Inc.
3.125% due 03/15/27  $ 260,000 $ 250,237
4.500% due 02/15/27  280,000 277,453
5.200% due 06/01/28  80,000 80,222
Humana, Inc.
1.350% due 02/03/27  20,000 18,608
3.950% due 03/15/27  300,000 294,355
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  60,000 57,028
5.125% due 02/01/28  380,000 377,627
3,575,326
Energy - 5.5%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 254,563
5.000% due 12/15/29 ~ 21,000 20,775
DCP Midstream Operating LP
5.625% due 07/15/27  174,000 176,771
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 363,512
Enbridge, Inc. (Canada)
5.250% due 04/05/27  340,000 344,113
5.300% due 04/05/29  340,000 343,606
5.900% due 11/15/26  300,000 306,091
Energy Transfer LP
4.000% due 10/01/27  300,000 293,507
4.200% due 04/15/27  440,000 434,283
6.050% due 12/01/26  60,000 61,323
EQT Corp.
3.125% due 05/15/26 ~ 80,000 77,970
3.900% due 10/01/27  360,000 350,290
Hess Corp.
4.300% due 04/01/27  380,000 376,227
MPLX LP
1.750% due 03/01/26  400,000 386,387
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 78,565
Occidental Petroleum Corp.
5.000% due 08/01/27  300,000 300,617
ONEOK, Inc.
4.000% due 07/13/27  300,000 294,748
4.250% due 09/24/27  320,000 315,396
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,736
Williams Cos., Inc.
5.400% due 03/02/26  300,000 302,184
5,160,664
Financial - 27.7%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 300,000 306,726
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 145,213
3.650% due 07/21/27  400,000 388,225
4.625% due 10/15/27  500,000 496,961
6.450% due 04/15/27  150,000 154,700
Ally Financial, Inc.
4.750% due 06/09/27  380,000 377,534
7.100% due 11/15/27  130,000 137,240
American Express Co.
5.098% due 02/16/28  340,000 342,021
5.389% due 07/28/27  40,000 40,446

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.338% due 10/30/26  $ 300,000 $ 303,826
American Tower Corp.
3.600% due 01/15/28  340,000 327,241
Aon North America, Inc.
5.125% due 03/01/27  300,000 302,148
ARES Capital Corp.
2.150% due 07/15/26  320,000 306,193
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 60,000 60,012
Arthur J Gallagher & Co.
4.600% due 12/15/27  92,000 91,670
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 285,943
5.516% due 03/25/27 ~ 420,000 425,067
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 96,771
4.950% due 01/15/28 ~ 24,000 23,791
6.375% due 05/04/28 ~ 300,000 308,473
Bank of America Corp.
1.658% due 03/11/27  380,000 366,247
3.559% due 04/23/27  60,000 59,054
3.824% due 01/20/28  380,000 372,428
4.948% due 07/22/28  80,000 80,183
5.819% due 09/15/29  240,000 245,990
5.933% due 09/15/27  560,000 570,117
Bank of Montreal (Canada)
4.567% due 09/10/27  420,000 418,844
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  420,000 415,834
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 190,277
5.501% due 08/09/28  300,000 303,319
5.829% due 05/09/27  700,000 707,657
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,457
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 285,810
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,268
Capital One Financial Corp.
1.878% due 11/02/27  260,000 245,826
5.468% due 02/01/29  240,000 241,743
7.149% due 10/29/27  270,000 280,261
Citigroup, Inc.
1.122% due 01/28/27  380,000 365,014
1.462% due 06/09/27  480,000 457,177
Corebridge Financial, Inc.
3.650% due 04/05/27  260,000 252,834
Corebridge Global Funding
5.750% due 07/02/26 ~ 360,000 365,322
Crown Castle, Inc.
1.050% due 07/15/26  300,000 283,638
4.000% due 03/01/27  60,000 58,994
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 500,000 504,477
Deutsche Bank AG (Germany)
2.552% due 01/07/28  300,000 285,412
5.706% due 02/08/28  450,000 454,883
7.146% due 07/13/27  150,000 154,621
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,016
1.400% due 08/27/27 ~ 60,000 55,011
a
Principal
Amount Value
4.875% due 11/19/27 ~ $ 300,000 $ 300,362
Goldman Sachs Bank USA
5.283% due 03/18/27  360,000 362,107
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 246,788
2.640% due 02/24/28  60,000 57,234
HSBC Holdings PLC (United Kingdom)
5.887% due 08/14/27  200,000 202,964
7.390% due 11/03/28  500,000 530,039
Huntington Bancshares, Inc.
4.443% due 08/04/28  130,000 128,693
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,601
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 75,706
1.578% due 04/22/27  380,000 364,985
2.069% due 06/01/29  370,000 336,338
2.182% due 06/01/28  380,000 357,011
5.012% due 01/23/30  380,000 379,724
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  200,000 201,721
5.985% due 08/07/27  500,000 507,528
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  400,000 380,871
5.414% due 09/13/28  300,000 304,177
Morgan Stanley
1.512% due 07/20/27  390,000 370,754
1.593% due 05/04/27  280,000 268,464
3.591% due 07/22/28 § 280,000 270,106
3.772% due 01/24/29  380,000 366,590
5.656% due 04/18/30  340,000 346,205
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 190,894
5.516% due 09/30/28  300,000 303,881
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 304,225
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  360,000 355,741
PNC Financial Services Group, Inc.
5.300% due 01/21/28  460,000 464,010
6.615% due 10/20/27  400,000 412,178
Royal Bank of Canada (Canada)
5.069% due 07/23/27  380,000 381,830
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 38,842
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 295,115
4.568% due 12/17/26  300,000 299,315
5.264% due 12/11/26  40,000 40,435
5.532% due 07/17/26  40,000 40,491
Truist Financial Corp.
1.125% due 08/03/27  300,000 273,331
1.267% due 03/02/27  54,000 51,803
4.873% due 01/26/29  60,000 59,705
5.435% due 01/24/30  80,000 80,735
6.047% due 06/08/27  430,000 437,163
U.S. Bancorp
3.100% due 04/27/26  50,000 48,954
6.787% due 10/26/27  360,000 372,249
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 301,808

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ $ 200,000 $ 192,404
VICI Properties LP
4.750% due 02/15/28  340,000 337,380
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,363
Wells Fargo & Co.
2.393% due 06/02/28  380,000 357,983
3.196% due 06/17/27  380,000 371,338
5.707% due 04/22/28  80,000 81,326
6.303% due 10/23/29  360,000 374,750
Western Union Co.
1.350% due 03/15/26  60,000 57,391
26,160,523
Industrial - 1.8%
Boeing Co.
2.196% due 02/04/26  300,000 291,108
6.259% due 05/01/27  70,000 71,685
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 342,579
4.500% due 10/08/27  300,000 297,339
Ingersoll Rand, Inc.
5.197% due 06/15/27  360,000 364,254
Sonoco Products Co.
4.450% due 09/01/26  300,000 298,084
1,665,049
Technology - 1.6%
Broadcom, Inc.
4.150% due 02/15/28  40,000 39,334
5.050% due 07/12/27  340,000 343,291
Dell International LLC/EMC Corp.
4.900% due 10/01/26  60,000 60,219
6.020% due 06/15/26  360,000 365,387
Micron Technology, Inc.
4.185% due 02/15/27  360,000 355,165
VMware LLC
1.400% due 08/15/26  340,000 322,311
1,485,707
Utilities - 2.8%
AES Corp.
1.375% due 01/15/26  60,000 57,819
5.450% due 06/01/28  360,000 362,081
CenterPoint Energy, Inc.
5.250% due 08/10/26  60,000 60,512
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 58,816
Dominion Energy, Inc.
2.850% due 08/15/26  60,000 58,288
Edison International
5.750% due 06/15/27  330,000 335,756
Exelon Corp.
2.750% due 03/15/27  360,000 344,790
FirstEnergy Corp.
3.900% due 07/15/27  300,000 292,358
NiSource, Inc.
5.250% due 03/30/28  360,000 363,220
Pacific Gas & Electric Co.
2.100% due 08/01/27  300,000 279,957
5.450% due 06/15/27  100,000 101,247
Southern Co.
5.500% due 03/15/29  40,000 40,826
a
Principal
Amount Value
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ $ 318,000 $ 318,545
2,674,215
Total Corporate Bonds & Notes
    (Cost $46,144,097) 46,002,225
MORTGAGE-BACKED SECURITIES - 2.5%
Collateralized Mortgage Obligations - Commercial - 2.5%
Benchmark Mortgage Trust
3.042% due 08/15/52  196,167 188,877
BLP Commercial Mortgage Trust
5.739% (SOFR + 1.342%)
due 03/15/41 ~ § 95,828 95,977
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 117,483 117,373
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 86,585 86,543
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 153,789 154,598
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 25,000 25,042
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 100,117 100,646
BX Trust
5.147% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,580
5.888% (SOFR + 1.491%)
due 04/15/37 ~ § 100,738 100,941
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 101,194
ELP Commercial Mortgage Trust
5.213% (SOFR + 0.815%)
due 11/15/38 ~ § 346,597 346,515
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 88,079 88,195
GS Mortgage Securities Trust
4.106% due 07/10/51 § 113,409 112,183
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  118,816 117,100
Morgan Stanley Capital I Trust
1.925% due 07/15/53  300,000 271,465
SREIT Trust
5.242% (SOFR + 0.845%)
due 11/15/38 ~ § 95,686 95,635
5.591% (SOFR + 1.194%)
due 11/15/38 ~ § 95,686 95,562
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 100,000 100,073
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  58,022 55,745
2,350,244
Total Mortgage-Backed Securities
    (Cost $2,348,211) 2,350,244

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 7.4%
Automobile Other - 0.7%
GMF Floorplan Owner Revolving Trust
5.348% (SOFR + 0.750%)
due 03/15/29 ~ § $ 125,000 $ 125,787
5.748% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 499,741
625,528
Automobile Sequential - 2.5%
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  45,000 45,088
Carvana Auto Receivables Trust
4.640% due 01/10/30  195,000 194,728
Enterprise Fleet Financing LLC
5.060% due 03/20/31 ~ 150,000 150,878
5.160% due 09/20/30 ~ 150,000 151,741
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 144,135
1.530% due 05/15/34 ~ 150,000 141,760
4.610% due 08/15/29  25,000 25,035
Ford Credit Floorplan Master Owner Trust A
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 428,049
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 141,632
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,191
Hyundai Auto Lease Securitization Trust
5.410% due 05/17/27 ~ 125,000 126,512
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 388,000 387,072
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 144,304
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,339
2,301,464
Credit Card Bullet - 0.4%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 180,512
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,536
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 91,447
383,495
Other Asset-Backed Securities - 3.8%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 100,000 100,161
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § 300,000 300,006
ARES XXXIV CLO Ltd. (Cayman)
5.967% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,500
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 500,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
a
Principal
Amount Value
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § $ 150,000 $ 150,202
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,177
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,003
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,000
Kubota Credit Owner Trust
5.260% due 11/15/28 ~ 150,000 152,189
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,001
Palmer Square Loan Funding Ltd. (Cayman)
6.056% (SOFR + 1.400%)
due 04/15/31 ~ § 263,000 263,263
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,004
Verizon Master Trust
4.620% due 11/20/30  250,000 250,088
Voya CLO Ltd. (Cayman)
due 01/20/38 # ~ § 250,000 250,143
3,618,742
Total Asset-Backed Securities
    (Cost $6,924,688) 6,929,229
U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Notes - 10.4%
3.500% due 09/30/26 ‡ 4,950,000 4,888,423
4.250% due 03/15/27 ‡ 4,950,000 4,949,483
9,837,906
Total U.S. Treasury Obligations
    (Cost $9,863,589) 9,837,906
SHORT-TERM INVESTMENTS - 28.7%
U.S. Treasury Bills - 28.7%
3.838% due 01/16/25 ‡ 27,100,000 27,055,414
Total Short-Term Investments
(Cost $27,050,971) 27,055,414
TOTAL INVESTMENTS - 97.8%
(Cost $92,331,556) 92,175,018
DERIVATIVES - (5.9%) (5,605,106)
OTHER ASSETS & LIABILITIES, NET - 8.1% 7,724,886
NET ASSETS - 100.0% $ 94,294,798

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$6,255,462 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Corporate Bonds & Notes 48 .8%
Short-Term Investments 28 .7%
U.S. Treasury Obligations 10 .4%
Asset-Backed Securities 7 .4%
Others (each less than 3.0%) 2 .5%
97 .8%
Derivatives ( 5 .9% )
Other Assets and Liabilities, Net 8 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/25 49 $ 5,824,895 $ 5,512,010 ( $ 312,885 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/25 144 29,677,823 29,607,750 70,073
CBOT 5 Year U.S. Treasury Notes 03/25 23 2,469,977 2,445,008 24,969
$ 95,042
Total Futures Contracts ( $ 217,843 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.680% M BOA 07/15/25 $ 26,432,463 ( $ 1,512,398 ) $ – ( $ 1,512,398 )
Russell 2000 Total Return Index SOFR + 0.970% M BOA 09/16/25 20,586,945 (1,180,420) – (1,180,420)
Russell 2000 Total Return Index SOFR + 0.890% M JPM 11/17/25 47,019,408 (2,694,445) – (2,694,445)
( $ 5,387,263 ) $ – ( $ 5,387,263 )
Total Swap Agreements ( $ 5,387,263 ) $ – ( $ 5,387,263 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (5,387,263)
$ – ( $ 5,387,263 )

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 46,002,225 $ – $ 46,002,225 $ –
Mortgage-Backed Securities 2,350,244 – 2,350,244 –
Asset-Backed Securities 6,929,229 – 6,929,229 –
U.S. Treasury Obligations 9,837,906 – 9,837,906 –
Short-Term Investments 27,055,414 – 27,055,414 –
Derivatives:
Interest Rate Contracts
Futures 95,042 95,042 – –
Total Assets 92,270,060 95,042 92,175,018 –
Liabilities Derivatives:
Equity Contracts
Futures (312,885) (312,885) – –
Swaps (5,387,263) – (5,387,263) –
Total Equity Contracts (5,700,148) (312,885) (5,387,263) –
Total Liabilities (5,700,148) (312,885) (5,387,263) –
Total $ 86,569,912 ( $ 217,843 ) $ 86,787,755 $ –

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.7%
Basic Materials - 3.6%
spacing
AdvanSix, Inc. 12,497 $ 356,040
Ashland, Inc. 11,076 791,491
Cabot Corp. 26,167 2,389,309
Caledonia Mining Corp. PLC (South Africa)  1,425 13,409
Chemours Co. 17,200 290,680
Cleveland-Cliffs, Inc. * 105,091 987,855
Compass Minerals International, Inc. 8,836 99,405
Hawkins, Inc. 4,886 599,366
Intrepid Potash, Inc. * 2,307 50,569
Kaiser Aluminum Corp. 12,864 903,953
MAC Copper Ltd. Class A * (Australia)  11,461 121,716
Mativ Holdings, Inc. 42,369 461,822
Minerals Technologies, Inc. 11,009 838,996
NewMarket Corp. 302 159,562
Oil-Dri Corp. of America 2,707 237,241
Orion SA (Germany)  33,177 523,865
Rayonier Advanced Materials, Inc. * 31,109 256,649
Stepan Co. 13,344 863,357
Sylvamo Corp. 20,050 1,584,351
Tronox Holdings PLC 38,626 388,964
U.S. Lime & Minerals, Inc. 3,780 501,757
Universal Stainless & Alloy Products, Inc. * 4,623 203,551
12,623,908
Communications - 4.0%
spacing
AMC Networks, Inc. Class A * 8,726 86,387
ATN International, Inc. 2,646 44,479
Cable One, Inc. 1,864 674,992
Cars.com, Inc. * 40,135 695,540
EchoStar Corp. Class A * 103,141 2,361,929
ePlus, Inc. * 17,530 1,295,116
Frontier Communications Parent, Inc. * 79,734 2,766,770
InterDigital, Inc. 2,365 458,148
Iridium Communications, Inc. 33,646 976,407
Lands' End, Inc. * 5,026 66,042
Liberty Global Ltd. Class A * (Belgium)  26,051 332,411
Liberty Global Ltd. Class C * (Belgium)  21,866 287,319
NETGEAR, Inc. * 16,212 451,828
Preformed Line Products Co. 150 19,168
Scholastic Corp. 12,172 259,629
Telephone & Data Systems, Inc. 62,253 2,123,450
U.S. Cellular Corp. * 11,170 700,582
Viasat, Inc. * 24,745 210,580
WideOpenWest, Inc. * 3,961 19,647
13,830,424
Consumer, Cyclical - 18.3%
spacing
Academy Sports & Outdoors, Inc. 26,485 1,523,682
Alaska Air Group, Inc. * 87,450 5,662,387
Allegiant Travel Co. 7,356 692,347
American Axle & Manufacturing Holdings,
Inc. * 60,704 353,904
American Eagle Outfitters, Inc. 118,199 1,970,377
Arhaus, Inc. 19,026 178,844
BJ's Restaurants, Inc. * 14,749 518,206
BlueLinx Holdings, Inc. * 3,939 402,408
Buckle, Inc. 19,152 973,113
Build-A-Bear Workshop, Inc. 7,870 362,335
Caleres, Inc. 23,311 539,883
Carter's, Inc. 12,060 653,531
a Shares Value
Cheesecake Factory, Inc. 29,164 $ 1,383,540
Clarus Corp. 5,690 25,662
Columbia Sportswear Co. 16,075 1,349,175
Commercial Vehicle Group, Inc. * 8,008 19,860
Cracker Barrel Old Country Store, Inc. 12,413 656,151
Daktronics, Inc. * 33,745 568,941
Dana, Inc. 71,283 824,031
Destination XL Group, Inc. * 11,514 30,973
Ethan Allen Interiors, Inc. 14,072 395,564
Flexsteel Industries, Inc. 1,447 78,630
Foot Locker, Inc. * 32,121 698,953
Forestar Group, Inc. * 12,107 313,813
Funko, Inc. Class A * 14,017 187,688
G-III Apparel Group Ltd. * 20,593 671,744
Genesco, Inc. * 4,182 178,780
Gentherm, Inc. * 9,913 395,776
Global Industrial Co. 466 11,552
Goodyear Tire & Rubber Co. * 104,580 941,220
Guess?, Inc. 16,732 235,252
H&E Equipment Services, Inc. 17,342 849,064
Hamilton Beach Brands Holding Co.
Class A  3,135 52,762
Harley-Davidson, Inc. 84,478 2,545,322
Haverty Furniture Cos., Inc. 5,136 114,327
Hooker Furnishings Corp. 3,967 55,578
Hovnanian Enterprises, Inc. Class A * 708 94,745
Hudson Technologies, Inc. * 9,260 51,671
Interface, Inc. 38,173 929,513
JAKKS Pacific, Inc. * 612 17,228
JetBlue Airways Corp. * 120,501 947,138
Kohl's Corp. 71,516 1,004,085
La-Z-Boy, Inc. 25,865 1,126,938
Landsea Homes Corp. * 1,404 11,920
LCI Industries 14,138 1,461,728
Lear Corp. 7,845 742,921
Lifetime Brands, Inc. 6,122 36,181
Lovesac Co. * 5,399 127,740
M/I Homes, Inc. * 7,711 1,025,177
Macy's, Inc. 201,599 3,413,071
Malibu Boats, Inc. Class A * 5,491 206,407
Marcus Corp. 4,963 106,704
MasterCraft Boat Holdings, Inc. * 749 14,283
Methode Electronics, Inc. 5,991 70,634
Monarch Casino & Resort, Inc. 8,432 665,285
Movado Group, Inc. 8,690 171,019
MRC Global, Inc. * 55,140 704,689
Nordstrom, Inc. 52,233 1,261,427
Nu Skin Enterprises, Inc. Class A  9,104 62,727
ODP Corp. * 13,021 296,098
ONE Group Hospitality, Inc. * 7,539 21,863
Oxford Industries, Inc. 10,222 805,289
PC Connection, Inc. 7,418 513,845
Phinia, Inc. 33,916 1,633,734
Playa Hotels & Resorts NV * 43,956 556,043
Polaris, Inc. 16,349 942,029
PriceSmart, Inc. 15,936 1,468,821
RCI Hospitality Holdings, Inc. 2,510 144,250
REV Group, Inc. 5,472 174,393
Revelyst, Inc. * 18,454 354,870
Rocky Brands, Inc. 1,734 39,535
ScanSource, Inc. * 16,776 796,021
Shoe Carnival, Inc. 12,865 425,574
Signet Jewelers Ltd. (NYSE) 22,135 1,786,516
SkyWest, Inc. * 33,413 3,345,644

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Standard Motor Products, Inc. 7,419 $ 229,841
Steelcase, Inc. Class A  58,385 690,111
Sun Country Airlines Holdings, Inc. * 25,078 365,637
Super Group SGHC Ltd. (Guernsey)  89,259 556,084
Superior Group of Cos., Inc. 5,735 94,800
Thor Industries, Inc. 16,720 1,600,271
Tile Shop Holdings, Inc. * 9,703 67,242
Titan International, Inc. * 15,899 107,954
Tri Pointe Homes, Inc. * 34,379 1,246,583
Under Armour, Inc. Class A * 46,670 386,428
Under Armour, Inc. Class C * 30,597 228,254
Universal Electronics, Inc. * 3,090 33,990
Urban Outfitters, Inc. * 46,462 2,549,835
Vera Bradley, Inc. * 5,609 22,043
Virco Mfg. Corp. 6,537 67,004
Visteon Corp. * 15,624 1,386,161
63,605,369
Consumer, Non-Cyclical - 9.2%
spacing
ACCO Brands Corp. 30,961 162,545
Acme United Corp. 1,232 45,991
Alight, Inc. Class A * 160,679 1,111,899
Alkermes PLC * 90,111 2,591,592
Alta Equipment Group, Inc. 8,638 56,493
American Public Education, Inc. * 6,522 140,680
Andersons, Inc. 25,361 1,027,628
B&G Foods, Inc. 35,513 244,685
Bioventus, Inc. Class A * 15,245 160,073
Brookdale Senior Living, Inc. * 29,984 150,820
Cal-Maine Foods, Inc. 26,572 2,734,790
Calavo Growers, Inc. 7,995 203,872
Central Garden & Pet Co. * 4,068 157,838
Central Garden & Pet Co. Class A * 33,244 1,098,714
Clarivate PLC * 34,868 177,129
Cross Country Healthcare, Inc. * 7,965 144,644
Darling Ingredients, Inc. * 20,777 699,977
Dole PLC 51,516 697,527
Emergent BioSolutions, Inc. * 55,144 527,177
Ennis, Inc. 10,980 231,568
Fresh Del Monte Produce, Inc. 21,666 719,528
Graham Holdings Co. Class B  522 455,142
Green Dot Corp. Class A * 26,379 280,673
Harmony Biosciences Holdings, Inc. * 19,746 679,460
Heidrick & Struggles International, Inc. 7,157 317,127
Herc Holdings, Inc. 11,894 2,251,891
Ingles Markets, Inc. Class A  6,978 449,662
Innoviva, Inc. * 35,904 622,934
Integra LifeSciences Holdings Corp. * 3,537 80,219
Joint Corp. * 3,721 39,554
Kelly Services, Inc. Class A  19,645 273,851
Lantheus Holdings, Inc. * 13,455 1,203,684
Lifeway Foods, Inc. * 2,518 62,446
Lincoln Educational Services Corp. * 7,687 121,608
Medifast, Inc. * 1,999 35,222
Natural Grocers by Vitamin Cottage, Inc. 9,792 388,938
Nature's Sunshine Products, Inc. * 4,719 69,181
OraSure Technologies, Inc. * 27,692 99,968
Patterson Cos., Inc. 27,182 838,837
Payoneer Global, Inc. * 103,244 1,036,570
Perdoceo Education Corp. 20,024 530,035
Phibro Animal Health Corp. Class A  12,487 262,227
Premier, Inc. Class A  58,975 1,250,270
Puma Biotechnology, Inc. * 15,714 47,928
Quanex Building Products Corp. 5,896 142,919
a Shares Value
QuidelOrtho Corp. * 6,181 $ 275,364
Seaboard Corp. 106 257,544
SIGA Technologies, Inc. 18,483 111,083
SpartanNash Co. 13,714 251,240
Stride, Inc. * 19,134 1,988,597
Supernus Pharmaceuticals, Inc. * 33,385 1,207,202
Target Hospitality Corp. * 16,369 158,206
TrueBlue, Inc. * 5,446 45,746
United Natural Foods, Inc. * 20,468 558,981
Universal Technical Institute, Inc. * 20,154 518,159
USANA Health Sciences, Inc. * 5,719 205,255
Vanda Pharmaceuticals, Inc. * 10,924 52,326
Village Super Market, Inc. Class A  5,567 177,532
Vita Coco Co., Inc. * 145 5,352
Weis Markets, Inc. 10,655 721,557
WK Kellogg Co. 31,789 571,884
XBiotech, Inc. * 7,474 29,522
Zimvie, Inc. * 11,132 155,291
31,916,357
Energy - 14.9%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 818,491
Amplify Energy Corp. * 29,324 175,944
Arch Resources, Inc. 11,269 1,591,408
Archrock, Inc. 108,765 2,707,161
Aris Water Solutions, Inc. Class A  8,399 201,156
Berry Corp. 40,224 166,125
Bristow Group, Inc. * 14,339 491,828
California Resources Corp. 49,469 2,566,946
ChampionX Corp. 16,086 437,378
Civeo Corp. 6,972 158,404
CNX Resources Corp. * 75,547 2,770,309
Comstock Resources, Inc. * 53,915 982,331
CONSOL Energy, Inc. 16,281 1,736,857
Crescent Energy Co. Class A  107,708 1,573,614
CVR Energy, Inc. 15,650 293,281
DMC Global, Inc. * 806 5,924
DNOW, Inc. * 68,042 885,226
Evolution Petroleum Corp. 8,487 44,387
Forum Energy Technologies, Inc. * 1,914 29,648
FutureFuel Corp. 7,673 40,590
Golar LNG Ltd. (Cameroon)  21,877 925,835
Gran Tierra Energy, Inc. * (Colombia)  28,874 208,759
Granite Ridge Resources, Inc. 40,056 258,762
Green Plains, Inc. * 7,984 75,688
Helix Energy Solutions Group, Inc. * 103,418 963,856
Helmerich & Payne, Inc. 56,754 1,817,263
HighPeak Energy, Inc. 14,932 219,500
Kimbell Royalty Partners LP 47,194 765,959
Kodiak Gas Services, Inc. 12,642 516,173
Kosmos Energy Ltd. * (Ghana)  300,854 1,028,921
Liberty Energy, Inc. 93,768 1,865,046
Magnolia Oil & Gas Corp. Class A  124,369 2,907,747
Montauk Renewables, Inc. * 15,232 60,623
Nabors Industries Ltd. * 5,017 286,822
Natural Gas Services Group, Inc. * 2,416 64,749
Northern Oil & Gas, Inc. 70,258 2,610,787
NOV, Inc. 33,170 484,282
NPK International, Inc. * 55,791 427,917
Oceaneering International, Inc. * 60,096 1,567,304
Oil States International, Inc. * 16,993 85,985
Par Pacific Holdings, Inc. * 9,803 160,671
Patterson-UTI Energy, Inc. 232,080 1,916,981
PBF Energy, Inc. Class A  49,192 1,306,048

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Peabody Energy Corp. 78,224 $ 1,638,011
ProFrac Holding Corp. Class A * 9,747 75,637
ProPetro Holding Corp. * 60,428 563,793
Ramaco Resources, Inc. Class A  16,089 165,073
Ramaco Resources, Inc. Class B  1,112 10,985
Ranger Energy Services, Inc. Class A  6,957 107,694
REX American Resources Corp. * 8,212 342,358
Riley Exploration Permian, Inc. 8,147 260,052
Ring Energy, Inc. * 33,132 45,060
RPC, Inc. 48,913 290,543
SandRidge Energy, Inc. 18,910 221,436
Select Water Solutions, Inc. 70,606 934,823
SM Energy Co. 82,966 3,215,762
Solaris Energy Infrastructure, Inc. 4,646 133,712
SunCoke Energy, Inc. 49,186 526,290
Talos Energy, Inc. * 90,699 880,687
TETRA Technologies, Inc. * 41,643 149,082
Transocean Ltd. * 122,671 460,016
VAALCO Energy, Inc. 88,686 387,558
Vital Energy, Inc. * 21,951 678,725
Vitesse Energy, Inc. 16,923 423,075
Warrior Met Coal, Inc. 38,411 2,083,413
51,796,471
Financial - 30.3%
spacing
ACNB Corp. 1,198 47,716
Air Lease Corp. 70,271 3,387,765
Amalgamated Financial Corp. 8,693 290,955
Ambac Financial Group, Inc. * 16,062 203,184
American Coastal Insurance Corp.
Class C * 10,120 136,215
AMERISAFE, Inc. 4,704 242,444
Arrow Financial Corp. 3,792 108,868
Assured Guaranty Ltd. 14,562 1,310,726
Axis Capital Holdings Ltd. 25,742 2,281,256
Axos Financial, Inc. * 29,033 2,027,955
BancFirst Corp. 4,312 505,280
Bancorp, Inc. * 22,787 1,199,280
Bank First Corp. 2,453 243,068
Bank of Hawaii Corp. 10,629 757,210
Bank of Marin Bancorp 2,673 63,537
Bank of NT Butterfield & Son Ltd.
(Bermuda)  24,430 892,917
Bank OZK 53,145 2,366,547
Bank7 Corp. 1,056 49,273
BankUnited, Inc. 27,906 1,065,172
Banner Corp. 14,797 987,996
Bar Harbor Bankshares 3,835 117,274
BCB Bancorp, Inc. 2,533 29,991
Berkshire Hills Bancorp, Inc. 10,853 308,551
Bread Financial Holdings, Inc. 27,752 1,694,537
Brighthouse Financial, Inc. * 29,409 1,412,808
Brookline Bancorp, Inc. 22,094 260,709
Burke & Herbert Financial Services Corp. 1,771 110,440
Business First Bancshares, Inc. 6,403 164,557
Byline Bancorp, Inc. 12,386 359,194
Camden National Corp. 3,610 154,291
Capital Bancorp, Inc. 1,185 33,772
Capital City Bank Group, Inc. 4,138 151,658
Carter Bankshares, Inc. * 5,580 98,152
Cathay General Bancorp 31,077 1,479,576
Central Pacific Financial Corp. 12,546 364,461
City Holding Co. 3,784 448,328
CNB Financial Corp. 7,883 195,971
a Shares Value
CNO Financial Group, Inc. 55,825 $ 2,077,248
Coastal Financial Corp. * 2,052 174,235
Colony Bankcorp, Inc. 3,701 59,734
Columbia Banking System, Inc. 97,352 2,629,478
Community Trust Bancorp, Inc. 7,010 371,740
Community West Bancshares 3,409 66,032
ConnectOne Bancorp, Inc. 15,200 348,232
CrossFirst Bankshares, Inc. * 15,517 235,083
Customers Bancorp, Inc. * 14,672 714,233
Diamond Hill Investment Group, Inc. 564 87,476
Dime Community Bancshares, Inc. 14,727 452,634
Eagle Bancorp, Inc. 7,458 194,132
Employers Holdings, Inc. 11,004 563,735
Enact Holdings, Inc. 11,883 384,772
Enstar Group Ltd. * 3,055 983,863
Enterprise Bancorp, Inc. 2,158 85,327
Enterprise Financial Services Corp. 16,009 902,908
Esquire Financial Holdings, Inc. 3,301 262,430
Evans Bancorp, Inc. 879 38,061
EZCORP, Inc. Class A * 14,145 172,852
F&G Annuities & Life, Inc. 7,127 295,343
Farmers National Banc Corp. 7,770 110,489
Federal Agricultural Mortgage Corp. Class C  4,413 869,140
Fidelis Insurance Holdings Ltd. (United
Kingdom)  40,864 740,864
Financial Institutions, Inc. 6,788 185,245
First BanCorp 67,515 1,255,104
First Bancshares, Inc. 12,248 428,680
First Bank 3,326 46,797
First Busey Corp. 19,910 469,279
First Business Financial Services, Inc. 1,234 57,122
First Commonwealth Financial Corp. 44,859 759,014
First Financial Bancorp 23,834 640,658
First Financial Corp. 4,843 223,698
First Internet Bancorp 2,323 83,605
First Interstate BancSystem, Inc. Class A  22,322 724,795
First Merchants Corp. 12,443 496,351
First Mid Bancshares, Inc. 9,158 337,198
First of Long Island Corp. 5,069 59,206
Five Star Bancorp 6,654 200,219
Flushing Financial Corp. 5,525 78,897
FNB Corp. 91,016 1,345,216
FS Bancorp, Inc. 1,455 59,742
Fulton Financial Corp. 54,438 1,049,565
Genworth Financial, Inc. * 106,397 743,715
German American Bancorp, Inc. 7,373 296,542
Great Southern Bancorp, Inc. 3,986 237,964
Greenlight Capital Re Ltd. Class A * 10,186 142,604
Guaranty Bancshares, Inc. 1,073 37,126
Hancock Whitney Corp. 31,621 1,730,301
Hanmi Financial Corp. 13,791 325,743
Hanover Insurance Group, Inc. 1,304 201,677
HarborOne Bancorp, Inc. 8,959 105,985
HCI Group, Inc. 3,493 407,039
Heritage Commerce Corp. 25,761 241,638
Heritage Financial Corp. 8,431 206,560
Heritage Insurance Holdings, Inc. * 8,664 104,834
Hingham Institution For Savings 410 104,197
Home Bancorp, Inc. 1,206 55,729
HomeTrust Bancshares, Inc. 6,873 231,483
Hope Bancorp, Inc. 48,294 593,533
Horace Mann Educators Corp. 2,060 80,814
Howard Hughes Holdings, Inc. * 18,314 1,408,713
Independent Bank Corp. (IBCP US) 8,425 293,443

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Independent Bank Corp. (INDB US) 10,218 $ 655,893
International Bancshares Corp. 23,338 1,474,028
International Money Express, Inc. * 7,432 154,809
Investors Title Co. 571 135,190
Jackson Financial, Inc. Class A  27,072 2,357,430
James River Group Holdings Ltd. 5,984 29,142
Kearny Financial Corp. 9,146 64,754
Legacy Housing Corp. * 1,659 40,944
LendingClub Corp. * 28,585 462,791
MARA Holdings, Inc. * 182,365 3,058,261
Medallion Financial Corp. 5,800 54,462
Mercantile Bank Corp. 7,614 338,747
Merchants Bancorp 9,284 338,587
Mercury General Corp. 9,394 624,513
Metrocity Bankshares, Inc. 4,401 140,612
Metropolitan Bank Holding Corp. * 4,767 278,393
MGIC Investment Corp. 77,055 1,826,974
Mid Penn Bancorp, Inc. 2,052 59,180
Midland States Bancorp, Inc. 9,588 233,947
National Bank Holdings Corp. Class A  13,993 602,539
Navient Corp. 31,904 424,004
Nelnet, Inc. Class A  2,859 305,370
NMI Holdings, Inc. * 34,954 1,284,909
Northeast Bank 3,299 302,617
Northfield Bancorp, Inc. 9,490 110,274
Northrim BanCorp, Inc. 2,149 167,493
Northwest Bancshares, Inc. 47,030 620,326
OceanFirst Financial Corp. 24,155 437,206
OFG Bancorp 22,123 936,245
Old National Bancorp 83,082 1,803,295
Old Second Bancorp, Inc. 21,004 373,451
Oppenheimer Holdings, Inc. Class A  4,774 305,966
Orange County Bancorp, Inc. 765 42,511
Origin Bancorp, Inc. 12,256 408,002
Orrstown Financial Services, Inc. 5,282 193,374
Palomar Holdings, Inc. * 7,474 789,180
Pathward Financial, Inc. 12,237 900,398
Paysign, Inc. * 8,668 26,177
Peapack-Gladstone Financial Corp. 2,958 94,804
PennyMac Financial Services, Inc. 6,861 700,783
Peoples Bancorp of North Carolina, Inc. 1,523 47,594
Peoples Bancorp, Inc. 15,506 491,385
Preferred Bank 3,941 340,424
Premier Financial Corp. 16,322 417,354
ProAssurance Corp. * 6,630 105,483
Provident Financial Services, Inc. 29,837 563,024
QCR Holdings, Inc. 7,356 593,188
Radian Group, Inc. 74,485 2,362,664
RBB Bancorp 5,413 110,912
Regional Management Corp. 2,835 96,333
Republic Bancorp, Inc. Class A  3,173 221,698
S&T Bancorp, Inc. 16,226 620,158
Sandy Spring Bancorp, Inc. 18,301 616,927
Seaport Entertainment Group, Inc. * 391 10,928
Shore Bancshares, Inc. 7,524 119,255
Simmons First National Corp. Class A  29,935 663,958
SiriusPoint Ltd. * (Sweden)  46,337 759,463
SLM Corp. 109,373 3,016,507
SmartFinancial, Inc. 2,997 92,847
South Plains Financial, Inc. 5,686 197,589
Southern Missouri Bancorp, Inc. 4,057 232,750
Southside Bancshares, Inc. 5,000 158,800
Stellar Bancorp, Inc. 19,619 556,199
Stock Yards Bancorp, Inc. 12,518 896,414
a Shares Value
StoneX Group, Inc. * 11,343 $ 1,111,274
Synovus Financial Corp. 37,275 1,909,598
Texas Capital Bancshares, Inc. * 16,034 1,253,859
Third Coast Bancshares, Inc. * 1,603 54,422
Towne Bank 11,411 388,659
TriCo Bancshares 12,471 544,983
TrustCo Bank Corp. 6,784 225,975
Trustmark Corp. 16,215 573,525
UMB Financial Corp. 18,882 2,131,023
Unity Bancorp, Inc. 1,427 62,231
Universal Insurance Holdings, Inc. 12,111 255,058
Univest Financial Corp. 10,436 307,966
Valley National Bancorp 117,388 1,063,535
Veritex Holdings, Inc. 13,478 366,062
WaFd, Inc. 32,279 1,040,675
Walker & Dunlop, Inc. 8,550 831,146
Washington Trust Bancorp, Inc. 7,037 220,610
Waterstone Financial, Inc. 3,999 53,747
West BanCorp, Inc. 1,584 34,294
Westamerica BanCorp 12,366 648,720
Wintrust Financial Corp. 1,771 220,861
World Acceptance Corp. * 1,335 150,107
WSFS Financial Corp. 22,691 1,205,573
105,525,044
Industrial - 18.0%
spacing
Air Transport Services Group, Inc. * 47,574 1,045,677
Albany International Corp. Class A  818 65,415
Apogee Enterprises, Inc. 11,730 837,639
ArcBest Corp. 9,756 910,430
Ardmore Shipping Corp. (Ireland)  31,186 378,910
Argan, Inc. 10,476 1,435,631
Astec Industries, Inc. 6,544 219,878
Atkore, Inc. 21,282 1,775,983
Avnet, Inc. 57,449 3,005,732
Bel Fuse, Inc. Class A  572 51,526
Bel Fuse, Inc. Class B  7,030 579,764
Benchmark Electronics, Inc. 28,088 1,275,195
Boise Cascade Co. 20,222 2,403,587
Clearwater Paper Corp. * 13,820 411,421
Core Molding Technologies, Inc. * 1,565 25,885
Costamare, Inc. (Monaco)  27,328 351,165
Covenant Logistics Group, Inc. 4,506 245,622
DHT Holdings, Inc. 81,352 755,760
Dorian LPG Ltd. 28,235 688,087
Eastern Co. 1,898 50,373
Eastman Kodak Co. * 20,462 134,435
Energy Services of America Corp. 4,529 57,156
EnerSys 11,076 1,023,755
Everus Construction Group, Inc. * 19,231 1,264,438
GATX Corp. 24,266 3,760,259
Genco Shipping & Trading Ltd. 28,282 394,251
Graham Corp. * 931 41,402
Granite Construction, Inc. 30,720 2,694,451
Great Lakes Dredge & Dock Corp. * 23,404 264,231
Greenbrier Cos., Inc. 20,242 1,234,560
Heartland Express, Inc. 24,466 274,509
Hub Group, Inc. Class A  20,012 891,735
Hyster-Yale, Inc. 5,422 276,142
IES Holdings, Inc. * 3,137 630,412
Insteel Industries, Inc. 8,747 236,256
International Seaways, Inc. 33,200 1,193,208
JELD-WEN Holding, Inc. * 35,226 288,501
Karat Packaging, Inc. 2,484 75,166

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Kennametal, Inc. 51,793 $ 1,244,068
Kimball Electronics, Inc. * 11,718 219,478
Knife River Corp. * 20,250 2,058,210
L.B. Foster Co. Class A * 2,890 77,741
Latham Group, Inc. * 14,437 100,482
Limbach Holdings, Inc. * 3,494 298,877
Lindsay Corp. 3,861 456,795
LSB Industries, Inc. * 22,138 168,027
LSI Industries, Inc. 1,648 32,004
Luxfer Holdings PLC (United Kingdom)  13,490 176,584
Marten Transport Ltd. 37,154 579,974
Matson, Inc. 22,133 2,984,414
Metallus, Inc. * 29,397 415,380
Mueller Water Products, Inc. Class A  60,965 1,371,712
MYR Group, Inc. * 467 69,476
NN, Inc. * 19,073 62,369
Nordic American Tankers Ltd. 18,236 45,590
Northwest Pipe Co. * 3,310 159,741
Olympic Steel, Inc. 4,083 133,963
Orion Group Holdings, Inc. * 14,326 105,010
Pangaea Logistics Solutions Ltd. 10,318 55,304
Park-Ohio Holdings Corp. 1,684 44,239
Plexus Corp. * 13,218 2,068,353
Powell Industries, Inc. 5,793 1,284,018
Primoris Services Corp. 4,845 370,158
Ryder System, Inc. 15,791 2,476,976
Ryerson Holding Corp. 11,708 216,715
Safe Bulkers, Inc. (Monaco)  17,243 61,558
Sanmina Corp. * 17,017 1,287,676
Schneider National, Inc. Class B  25,317 741,282
Scorpio Tankers, Inc. (Monaco)  32,965 1,638,031
SFL Corp. Ltd. (Norway)  42,191 431,192
Sterling Infrastructure, Inc. * 10,241 1,725,096
Stoneridge, Inc. * 4,459 27,958
Taylor Devices, Inc. * 449 18,687
Teekay Corp. Ltd. * (Bermuda)  41,704 289,009
Teekay Tankers Ltd. Class A (Canada)  18,044 717,971
Tennant Co. 7,048 574,623
Terex Corp. 29,964 1,384,936
Tredegar Corp. * 9,878 75,863
Trinity Industries, Inc. 37,844 1,328,324
TTM Technologies, Inc. * 43,371 1,073,432
Tutor Perini Corp. * 20,466 495,277
Universal Logistics Holdings, Inc. 4,358 200,207
Vishay Intertechnology, Inc. 58,380 988,957
Werner Enterprises, Inc. 27,994 1,005,544
Willis Lease Finance Corp. 290 60,190
World Kinect Corp. 859 23,631
Worthington Enterprises, Inc. 2,181 87,480
62,761,129
Technology - 1.0%
spacing
Climb Global Solutions, Inc. 101 12,802
Conduent, Inc. * 11,494 46,436
Cricut, Inc. Class A  23,142 131,909
CSP, Inc. 2,783 44,723
Diodes, Inc. * 316 19,488
DXC Technology Co. * 99,167 1,981,357
IBEX Holdings Ltd. * 1,368 29,398
inTEST Corp. * 1,016 8,727
IPG Photonics Corp. * 3,090 224,705
Penguin Solutions, Inc. * 5,269 101,112
Photronics, Inc. * 29,117 685,997
Playstudios, Inc. * 19,041 35,416
a Shares Value
PubMatic, Inc. Class A * 5,131 $ 75,374
Vishay Precision Group, Inc. * 6,849 160,746
3,558,190
Utilities - 0.4%
spacing
Ameresco, Inc. Class A * 15,298 359,197
MDU Resources Group, Inc. 53,611 966,070
1,325,267
Total Common Stocks
    (Cost $321,943,247) 346,942,159
TOTAL INVESTMENTS - 99.7%
(Cost $321,943,247) 346,942,159
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,081,229
NET ASSETS - 100.0% $ 348,023,388
Financial 30 .3%
Consumer, Cyclical 18 .3%
Industrial 18 .0%
Energy 14 .9%
Consumer, Non-Cyclical 9 .2%
Communications 4 .0%
Basic Materials 3 .6%
Others (each less than 3.0%) 1 .4%
99 .7%
Other Assets & Liabilities, Net 0 .3%
100 .0%

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 346,942,159 $ 346,942,159 $ – $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 97.7%
Basic Materials - 3.6%
spacing
DuPont de Nemours, Inc. 121,268 $ 9,246,685
Eastman Chemical Co. 65,276 5,961,004
Freeport-McMoRan, Inc. 363,618 13,846,573
PPG Industries, Inc. 63,001 7,525,470
36,579,732
Communications - 3.2%
spacing
Charter Communications, Inc. Class A * 25,124 8,611,754
Comcast Corp. Class A  163,408 6,132,702
T-Mobile U.S., Inc. 80,867 17,849,773
32,594,229
Consumer, Cyclical - 12.4%
spacing
BJ's Wholesale Club Holdings, Inc. * 75,369 6,734,220
General Motors Co. 400,650 21,342,625
Hilton Worldwide Holdings, Inc. 54,088 13,368,390
PulteGroup, Inc. 195,304 21,268,606
Southwest Airlines Co. 515,821 17,341,902
Target Corp. 72,244 9,765,944
Walmart, Inc. 401,423 36,268,568
126,090,255
Consumer, Non-Cyclical - 26.1%
spacing
AbbVie, Inc. 141,489 25,142,595
AstraZeneca PLC ADR (United Kingdom)  204,326 13,387,439
Boston Scientific Corp. * 183,619 16,400,849
Cigna Group 44,136 12,187,715
Coca-Cola Co. 373,510 23,254,733
Corteva, Inc. 265,553 15,125,899
Kenvue, Inc. 156,800 3,347,680
McKesson Corp. 36,849 21,000,614
Merck & Co., Inc. 63,097 6,276,890
Philip Morris International, Inc. 166,116 19,992,061
Procter & Gamble Co. 134,645 22,573,234
Regeneron Pharmaceuticals, Inc. * 27,328 19,466,554
Sanofi SA 134,405 13,065,612
Thermo Fisher Scientific, Inc. 32,721 17,022,446
United Rentals, Inc. 15,744 11,090,703
UnitedHealth Group, Inc. 52,327 26,470,136
265,805,160
Energy - 6.1%
spacing
ConocoPhillips 121,691 12,068,097
Exxon Mobil Corp. 266,791 28,698,708
Shell PLC 393,754 12,357,255
Valero Energy Corp. 75,943 9,309,852
62,433,912
Financial - 22.3%
spacing
American International Group, Inc. 169,280 12,323,584
American Tower Corp. REIT 23,013 4,220,814
Apollo Global Management, Inc. 104,569 17,270,616
AXA SA (France)  361,885 12,879,346
Bank of America Corp. 647,515 28,458,284
Capital One Financial Corp. 127,367 22,712,083
Charles Schwab Corp. 230,064 17,027,037
Citigroup, Inc. 454,673 32,004,433
CME Group, Inc. 64,921 15,076,604
Gaming & Leisure Properties, Inc. REIT 143,735 6,922,278
Goldman Sachs Group, Inc. 25,232 14,448,348
a Shares Value
JPMorgan Chase & Co. 47,333 $ 11,346,193
PNC Financial Services Group, Inc. 88,127 16,995,292
State Street Corp. 55,295 5,427,204
Vornado Realty Trust REIT 226,855 9,536,984
226,649,100
Industrial - 12.0%
spacing
Ball Corp. 91,841 5,063,194
CRH PLC 158,620 14,675,522
FedEx Corp. 69,059 19,428,368
Honeywell International, Inc. 69,921 15,794,455
Ingersoll Rand, Inc. 153,544 13,889,590
Johnson Controls International PLC 170,721 13,475,009
Northrop Grumman Corp. 29,604 13,892,861
Otis Worldwide Corp. 105,159 9,738,775
RTX Corp. 140,176 16,221,167
122,178,941
Technology - 7.8%
spacing
Microsoft Corp. 65,475 27,597,713
NXP Semiconductors NV (China)  52,116 10,832,311
Oracle Corp. 145,536 24,252,119
QUALCOMM, Inc. 108,283 16,634,434
79,316,577
Utilities - 4.2%
spacing
NextEra Energy, Inc. 220,798 15,829,009
NRG Energy, Inc. 178,355 16,091,188
PPL Corp. 338,052 10,973,168
42,893,365
Total Common Stocks
    (Cost $1,007,271,497) 994,541,271
TOTAL INVESTMENTS - 97.7%
(Cost $1,007,271,497) 994,541,271
DERIVATIVES - 0.1% 659,379
OTHER ASSETS & LIABILITIES, NET - 2.2% 22,868,517
NET ASSETS - 100.0% $ 1,018,069,167
Consumer, Non-Cyclical 26 .1%
Financial 22 .3%
Consumer, Cyclical 12 .4%
Industrial 12 .0%
Technology 7 .8%
Energy 6 .1%
Utilities 4 .2%
Basic Materials 3 .6%
Communications 3 .2%
97 .7%
Derivatives 0.1%
Other Assets & Liabilities, Net 2 .2%
100 .0%

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) As of December 31, 2024, forward foreign currency contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 1,240,462 EUR 1,169,500 03/25 MSC $ 25,005 $ –
USD 5,172,789 EUR 4,903,700 03/25 SSB 76,391 –
USD 17,348,493 EUR 16,470,000 03/25 TDB 231,279 –
USD 3,622,483 GBP 2,845,100 03/25 MSC 62,737 –
USD 20,337,097 GBP 16,043,300 03/25 TDB 263,967 –
Total Forward Foreign Currency Contracts $ 659,379 $ –
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 36,579,732 $ 36,579,732 $ – $ –
Communications 32,594,229 32,594,229 – –
Consumer, Cyclical 126,090,255 126,090,255 – –
Consumer, Non-Cyclical 265,805,160 252,739,548 13,065,612 –
Energy 62,433,912 50,076,657 12,357,255 –
Financial 226,649,100 213,769,754 12,879,346 –
Industrial 122,178,941 122,178,941 – –
Technology 79,316,577 79,316,577 – –
Utilities 42,893,365 42,893,365 – –
Total Common Stocks 994,541,271 956,239,058 38,302,213 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 659,379 – 659,379 –
Total $ 995,200,650 $ 956,239,058 $ 38,961,592 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.9%
Basic Materials - 1.4%
spacing
Axalta Coating Systems Ltd. * 178,385 $ 6,104,335
International Paper Co. 80,322 4,322,930
10,427,265
Communications - 5.5%
spacing
Amazon.com, Inc. * 31,605 6,933,821
Booking Holdings, Inc. 865 4,297,683
Cisco Systems, Inc. 59,042 3,495,286
Expedia Group, Inc. * 27,542 5,131,901
IAC, Inc. * 73,955 3,190,419
Meta Platforms, Inc. Class A  3,784 2,215,570
Nexstar Media Group, Inc. 15,017 2,372,235
Sirius XM Holdings, Inc. 112,582 2,566,870
T-Mobile U.S., Inc. 12,774 2,819,605
Verizon Communications, Inc. 98,051 3,921,059
Walt Disney Co. 40,716 4,533,727
41,478,176
Consumer, Cyclical - 6.4%
spacing
AutoZone, Inc. * 1,746 5,590,692
Bath & Body Works, Inc. 129,370 5,015,675
Best Buy Co., Inc. 39,252 3,367,822
Columbia Sportswear Co. 30,567 2,565,488
Dick's Sporting Goods, Inc. 15,183 3,474,478
Gentex Corp. 74,339 2,135,759
Lowe's Cos., Inc. 28,367 7,000,976
McDonald's Corp. 28,424 8,239,833
Murphy USA, Inc. 6,055 3,038,096
Southwest Airlines Co. 100,374 3,374,574
Texas Roadhouse, Inc. 10,331 1,864,022
Ulta Beauty, Inc. * 4,944 2,150,294
47,817,709
Consumer, Non-Cyclical - 20.0%
spacing
AbbVie, Inc. 79,898 14,197,875
Align Technology, Inc. * 10,493 2,187,895
Block, Inc. * 33,906 2,881,671
Bristol-Myers Squibb Co. 252,048 14,255,835
Cencora, Inc. 39,783 8,938,444
Cigna Group 18,810 5,194,193
Corpay, Inc. * 13,877 4,696,254
CVS Health Corp. 75,802 3,402,752
HCA Healthcare, Inc. 28,024 8,411,404
Henry Schein, Inc. * 112,821 7,807,213
Humana, Inc. 3,584 909,297
Johnson & Johnson 57,961 8,382,320
Keurig Dr. Pepper, Inc. 208,994 6,712,887
Labcorp Holdings, Inc. 30,611 7,019,715
McKesson Corp. 3,846 2,191,874
Medtronic PLC 38,756 3,095,829
Merck & Co., Inc. 56,939 5,664,292
Oscar Health, Inc. Class A * 163,076 2,191,741
Paylocity Holding Corp. * 14,406 2,873,565
Philip Morris International, Inc. 60,637 7,297,663
Post Holdings, Inc. * 46,594 5,333,149
Procter & Gamble Co. 50,133 8,404,797
Regeneron Pharmaceuticals, Inc. * 8,357 5,952,942
UnitedHealth Group, Inc. 9,437 4,773,801
Vertex Pharmaceuticals, Inc. * 6,215 2,502,781
a Shares Value
WillScot Holdings Corp. * 166,336 $ 5,563,939
150,844,128
Energy - 7.3%
spacing
Chevron Corp. 88,877 12,872,945
ConocoPhillips 123,415 12,239,066
Coterra Energy, Inc. 118,115 3,016,657
EOG Resources, Inc. 68,484 8,394,769
EQT Corp. 59,119 2,725,977
Kinder Morgan, Inc. 225,474 6,177,988
Phillips 66 13,936 1,587,728
Williams Cos., Inc. 145,870 7,894,484
54,909,614
Financial - 36.3%
spacing
American Express Co. 28,560 8,476,322
American Homes 4 Rent Class A REIT 139,096 5,204,972
Apple Hospitality REIT, Inc. 186,574 2,863,911
Arch Capital Group Ltd. 29,246 2,700,868
Bank of America Corp. 323,874 14,234,262
Berkshire Hathaway, Inc. Class B * 45,039 20,415,278
Capital One Financial Corp. 92,513 16,496,918
CBRE Group, Inc. Class A * 26,689 3,503,999
Charles Schwab Corp. 91,008 6,735,502
Chubb Ltd. 19,930 5,506,659
Columbia Banking System, Inc. 56,398 1,523,310
Discover Financial Services 6,645 1,151,113
EastGroup Properties, Inc. REIT 13,302 2,134,838
Federal Realty Investment Trust REIT 44,896 5,026,107
Fifth Third Bancorp 75,779 3,203,936
First Citizens BancShares, Inc. Class A  5,304 11,207,458
Host Hotels & Resorts, Inc. REIT 177,350 3,107,172
Kimco Realty Corp. REIT 123,554 2,894,870
Lamar Advertising Co. Class A REIT 46,075 5,609,170
Loews Corp. 133,782 11,329,998
M&T Bank Corp. 79,354 14,919,346
MGIC Investment Corp. 237,058 5,620,645
Mid-America Apartment Communities, Inc.
REIT 47,559 7,351,195
Morgan Stanley 54,366 6,834,894
Northern Trust Corp. 87,675 8,986,688
PNC Financial Services Group, Inc. 41,386 7,981,290
Progressive Corp. 12,257 2,936,900
Public Storage REIT 17,763 5,318,953
Raymond James Financial, Inc. 23,804 3,697,475
Rayonier, Inc. REIT 84,075 2,194,358
Regency Centers Corp. REIT 93,180 6,888,797
Regions Financial Corp. 334,150 7,859,208
SBA Communications Corp. REIT 13,462 2,743,556
State Street Corp. 97,815 9,600,542
Travelers Cos., Inc. 48,800 11,755,432
W.R. Berkley Corp. 67,521 3,951,329
Wells Fargo & Co. 384,888 27,034,533
Weyerhaeuser Co. REIT 131,786 3,709,776
272,711,580
Industrial - 13.5%
spacing
Carlisle Cos., Inc. 16,630 6,133,809
Dover Corp. 39,718 7,451,097
Eaton Corp. PLC 9,704 3,220,466
FedEx Corp. 29,806 8,385,322
Fortune Brands Innovations, Inc. 62,375 4,262,084
General Dynamics Corp. 23,214 6,116,657

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Graphic Packaging Holding Co. 193,505 $ 5,255,596
Honeywell International, Inc. 16,211 3,661,903
Martin Marietta Materials, Inc. 10,718 5,535,847
Middleby Corp. * 8,301 1,124,370
Mohawk Industries, Inc. * 41,125 4,899,221
Northrop Grumman Corp. 4,076 1,912,826
Packaging Corp. of America 19,878 4,475,134
RTX Corp. 59,488 6,883,951
Silgan Holdings, Inc. 72,448 3,770,918
Smurfit WestRock PLC 114,072 6,143,918
TD SYNNEX Corp. 69,459 8,146,152
Timken Co. 39,348 2,808,267
Union Pacific Corp. 26,240 5,983,770
United Parcel Service, Inc. Class B  44,431 5,602,749
101,774,057
Technology - 4.9%
spacing
Analog Devices, Inc. 16,652 3,537,884
ASML Holding NV (Netherlands)  4,743 3,287,278
Cognizant Technology Solutions Corp.
Class A  61,769 4,750,036
Hewlett Packard Enterprise Co. 291,128 6,215,583
International Business Machines Corp. 7,647 1,681,040
Microchip Technology, Inc. 87,276 5,005,279
Texas Instruments, Inc. 42,039 7,882,733
Western Digital Corp. * 73,671 4,393,002
36,752,835
Utilities - 3.6%
spacing
Edison International 38,041 3,037,193
Entergy Corp. 30,396 2,304,625
NextEra Energy, Inc. 103,444 7,415,900
NiSource, Inc. 49,625 1,824,215
PG&E Corp. 294,927 5,951,627
Public Service Enterprise Group, Inc. 30,175 2,549,486
Xcel Energy, Inc. 60,068 4,055,791
27,138,837
Total Common Stocks
    (Cost $627,919,246) 743,854,201
TOTAL INVESTMENTS - 98.9%
(Cost $627,919,246) 743,854,201
OTHER ASSETS & LIABILITIES, NET - 1.1% 8,320,122
NET ASSETS - 100.0% $ 752,174,323
Financial 36 .3%
Consumer, Non-Cyclical 20 .0%
Industrial 13 .5%
Energy 7 .3%
Consumer, Cyclical 6 .4%
Communications 5 .5%
Technology 4 .9%
Utilities 3 .6%
Others (each less than 3.0%) 1 .4%
98 .9%
Other Assets & Liabilities, Net 1 .1%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 743,854,201 $ 743,854,201 $ – $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.7%
Brazil - 0.7%
spacing
Itau Unibanco Holding SA 805,934 $ 3,986,894
Total Preferred Stocks
    (Cost $4,913,800) 3,986,894
COMMON STOCKS - 97.7%
Brazil - 4.0%
spacing
B3 SA - Brasil Bolsa Balcao 369,000 613,155
Banco BTG Pactual SA 870,200 3,827,964
Localiza Rent a Car SA 843,084 4,391,269
NU Holdings Ltd. Class A * 454,280 4,706,341
Raia Drogasil SA 845,900 3,010,975
Vale SA ADR 29,242 259,377
WEG SA 813,075 6,945,129
23,754,210
Chile - 0.9%
spacing
Antofagasta PLC 145,667 2,885,588
Banco de Chile 24,791,107 2,817,612
5,703,200
China - 20.8%
spacing
Airtac International Group 131,000 3,364,863
Alibaba Group Holding Ltd. ADR 15,725 1,333,323
Contemporary Amperex Technology Co. Ltd.
Class A  205,948 7,506,934
H World Group Ltd. 73,300 242,434
H World Group Ltd. ADR 911,121 30,094,327
Meituan Class B * ~ 1,005,200 19,544,465
NetEase, Inc. ADR 73,463 6,553,634
New Horizon Health Ltd. * ~ ± Ω 813,000 370,038
PDD Holdings, Inc. ADR * 18,149 1,760,271
Tencent Holdings Ltd. 839,725 44,818,492
Wuxi Biologics Cayman, Inc. * ~ 803,000 1,799,592
Yum China Holdings, Inc. 18,735 902,465
ZTO Express Cayman, Inc. ADR 294,352 5,754,582
124,045,420
Denmark - 0.2%
spacing
Novo Nordisk AS Class B  10,756 928,047
France - 1.7%
spacing
Pernod Ricard SA 46,585 5,263,494
TotalEnergies SE 86,105 4,797,326
10,060,820
Hong Kong - 1.1%
spacing
AIA Group Ltd. 438,200 3,147,530
Hong Kong Exchanges & Clearing Ltd. 85,600 3,203,899
6,351,429
India - 17.1%
spacing
Adani Ports & Special Economic Zone Ltd. 213,277 3,059,152
Bajaj Finance Ltd. 11,772 936,092
Bajaj Finserv Ltd. 30,747 561,863
Cholamandalam Investment & Finance Co.
Ltd. 50,655 700,274
Havells India Ltd. 161,226 3,150,342
a Shares Value
HCL Technologies Ltd. 212,058 $ 4,735,127
HDFC Bank Ltd. 1,039,898 21,505,411
Infosys Ltd. 166,153 3,639,670
Kotak Mahindra Bank Ltd. 1,467,996 30,556,841
Macrotech Developers Ltd. ~ 340,142 5,509,360
Mahindra & Mahindra Ltd. 68,774 2,407,310
Maruti Suzuki India Ltd. 8,914 1,127,563
Oberoi Realty Ltd. 414,972 11,179,317
Tata Consultancy Services Ltd. 278,794 13,304,464
102,372,786
Indonesia - 1.6%
spacing
Bank Central Asia Tbk. PT 15,635,300 9,398,666
Italy - 3.5%
spacing
Ermenegildo Zegna NV 210,584 1,739,424
Moncler SpA 108,405 5,722,755
PRADA SpA 1,778,900 13,690,084
21,152,263
Japan - 2.2%
spacing
Chugai Pharmaceutical Co. Ltd. 153,700 6,775,270
Daiichi Sankyo Co. Ltd. 236,900 6,482,351
13,257,621
Luxembourg - 0.5%
spacing
Zabka Group SA * 597,118 2,783,042
Mexico - 7.2%
spacing
America Movil SAB de CV ADR 430,949 6,166,880
Fomento Economico Mexicano SAB de CV 2,272,416 19,366,377
Grupo Aeroportuario del Sureste SAB de
CV Class B  74,500 1,910,396
Grupo Mexico SAB de CV 3,225,839 15,305,369
42,749,022
Netherlands - 1.2%
spacing
Argenx SE ADR * 11,245 6,915,675
Peru - 1.0%
spacing
Credicorp Ltd. 32,764 6,006,296
Philippines - 2.0%
spacing
SM Investments Corp. 646,704 9,988,729
SM Prime Holdings, Inc. 4,776,200 2,062,768
12,051,497
Poland - 0.7%
spacing
Allegro.eu SA * ~ 611,277 4,005,684
Portugal - 2.3%
spacing
Galp Energia SGPS SA 816,059 13,525,911
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
South Africa - 1.4%
spacing
FirstRand Ltd. 2,143,331 8,597,319

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, investments with a total aggregate value of $370,038 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
South Korea - 5.9%
spacing
Kakao Corp. 51,705 $ 1,325,012
NAVER Corp. * 14,190 1,893,371
Samsung Biologics Co. Ltd. * ~ 16,312 10,452,201
Samsung Electronics Co. Ltd. 383,744 13,694,597
SK Hynix, Inc. 70,873 8,121,359
35,486,540
Switzerland - 0.5%
spacing
Cie Financiere Richemont SA Class A  18,979 2,871,032
Taiwan - 17.9%
spacing
Delta Electronics, Inc. 48,000 628,283
Global Unichip Corp. 47,000 1,940,554
Hon Hai Precision Industry Co. Ltd. 521,000 2,912,728
MediaTek, Inc. 250,000 10,747,431
Quanta Computer, Inc. 106,000 922,564
Taiwan Semiconductor Manufacturing Co.
Ltd. 2,652,376 86,202,281
Voltronic Power Technology Corp. 67,000 3,792,539
107,146,380
Turkey - 0.9%
spacing
Akbank TAS 1,096,248 2,009,858
BIM Birlesik Magazalar AS 125,887 1,880,929
KOC Holding AS 316,970 1,599,668
5,490,455
United Arab Emirates - 0.3%
spacing
Americana Restaurants International PLC -
Foreign Co. 2,736,233 1,658,506
United Kingdom - 2.2%
spacing
AstraZeneca PLC 102,809 13,404,196
United States - 0.6%
spacing
Legend Biotech Corp. ADR * 109,463 3,561,926
Total Common Stocks
    (Cost $608,580,560) 583,277,943
TOTAL INVESTMENTS - 98.4%
(Cost $613,494,360) 587,264,837
OTHER ASSETS & LIABILITIES, NET - 1.6% 9,802,360
NET ASSETS - 100.0% $ 597,067,197
Technology 25 .1%
Financial 20 .3%
Consumer, Non-Cyclical 15 .8%
Communications 13 .5%
Consumer, Cyclical 12 .4%
Industrial 4 .8%
Basic Materials 3 .1%
Energy 3 .1%
Others (each less than 3.0%) 0 .3%
98 .4%
Other Assets & Liabilities, Net 1 .6%
100 .0%
China 20 .8%
Taiwan 17 .9%
India 17 .1%
Mexico 7 .2%
South Korea 5 .9%
Brazil 4 .7%
Italy 3 .5%
Others (each less than 3.0%) 21 .3%
98 .4%
Other Assets and Liabilities, Net 1 .6%
100 .0%

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 3,986,894 $ – $ 3,986,894 $ –
Common Stocks
Brazil 23,754,210 11,910,847 11,843,363 –
Chile 5,703,200 – 5,703,200 –
China 124,045,420 46,398,602 77,276,780 370,038
Denmark 928,047 – 928,047 –
France 10,060,820 – 10,060,820 –
Hong Kong 6,351,429 – 6,351,429 –
India 102,372,786 – 102,372,786 –
Indonesia 9,398,666 9,398,666 – –
Italy 21,152,263 1,739,424 19,412,839 –
Japan 13,257,621 – 13,257,621 –
Luxembourg 2,783,042 2,783,042 – –
Mexico 42,749,022 42,749,022 – –
Netherlands 6,915,675 6,915,675 – –
Peru 6,006,296 6,006,296 – –
Philippines 12,051,497 – 12,051,497 –
Poland 4,005,684 – 4,005,684 –
Portugal 13,525,911 – 13,525,911 –
South Africa 8,597,319 – 8,597,319 –
South Korea 35,486,540 – 35,486,540 –
Switzerland 2,871,032 – 2,871,032 –
Taiwan 107,146,380 – 107,146,380 –
Turkey 5,490,455 3,890,787 1,599,668 –
United Arab Emirates 1,658,506 – 1,658,506 –
United Kingdom 13,404,196 – 13,404,196 –
United States 3,561,926 3,561,926 – –
Total Common Stocks 583,277,943 135,354,287 447,553,618 370,038
Total $ 587,264,837 $ 135,354,287 $ 451,540,512 $ 370,038

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.2%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 56,166
6.165% due 07/15/27  540,000 548,227
Mosaic Co.
4.050% due 11/15/27  600,000 588,389
1,192,782
Communications - 1.2%
AT&T, Inc.
1.700% due 03/25/26  600,000 578,735
2.950% due 07/15/26  60,000 58,518
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.750% due 02/15/28  760,000 724,557
Discovery Communications LLC
3.950% due 03/20/28  600,000 568,355
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 57,986
3.625% due 12/15/25  800,000 791,139
T-Mobile USA, Inc.
2.625% due 04/15/26  75,000 73,143
2,852,433
Consumer, Cyclical - 2.6%
AutoZone, Inc.
3.125% due 04/21/26  60,000 58,825
5.050% due 07/15/26  800,000 805,148
Ford Motor Credit Co. LLC
5.800% due 03/05/27  800,000 807,745
5.850% due 05/17/27  1,400,000 1,415,396
6.950% due 06/10/26  200,000 204,658
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 95,364
4.350% due 01/17/27  500,000 494,502
5.400% due 04/06/26  1,200,000 1,207,413
5.400% due 05/08/27  580,000 586,197
6.000% due 01/09/28  80,000 82,116
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 540,716
5.650% due 06/26/26 ~ 80,000 80,819
Ross Stores, Inc.
0.875% due 04/15/26  60,000 57,166
6,436,065
Consumer, Non-Cyclical - 3.5%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  860,000 838,836
4.700% due 04/02/27  100,000 99,622
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  780,000 750,794
Centene Corp.
4.250% due 12/15/27  860,000 833,726
Cigna Group
3.400% due 03/01/27  880,000 855,908
CVS Health Corp.
1.300% due 08/21/27  800,000 725,139
2.875% due 06/01/26  580,000 563,570
6.250% due 06/01/27  620,000 636,140
a
Principal
Amount Value
HCA, Inc.
3.125% due 03/15/27  $ 60,000 $ 57,747
4.500% due 02/15/27  780,000 772,905
5.200% due 06/01/28  80,000 80,222
Humana, Inc.
1.350% due 02/03/27  820,000 762,917
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
2.500% due 01/15/27  860,000 817,403
5.125% due 02/01/28  780,000 775,130
8,570,059
Energy - 4.8%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  560,000 548,289
5.000% due 12/15/29 ~ 20,000 19,786
DCP Midstream Operating LP
5.625% due 07/15/27  302,000 306,810
Diamondback Energy, Inc.
5.200% due 04/18/27  760,000 767,413
Enbridge, Inc. (Canada)
5.250% due 04/05/27  40,000 40,484
5.300% due 04/05/29  840,000 848,909
5.900% due 11/15/26  870,000 887,663
Energy Transfer LP
3.900% due 07/15/26  700,000 691,323
4.000% due 10/01/27  800,000 782,685
4.200% due 04/15/27  80,000 78,961
4.400% due 03/15/27  500,000 495,388
6.050% due 12/01/26  60,000 61,323
EQT Corp.
3.125% due 05/15/26 ~ 80,000 77,970
3.900% due 10/01/27  860,000 836,804
Hess Corp.
4.300% due 04/01/27  830,000 821,759
MPLX LP
1.750% due 03/01/26  600,000 579,580
4.125% due 03/01/27  500,000 492,713
Northwest Pipeline LLC
4.000% due 04/01/27  340,000 333,901
Occidental Petroleum Corp.
5.000% due 08/01/27  900,000 901,850
ONEOK, Inc.
4.000% due 07/13/27  700,000 687,746
4.250% due 09/24/27  720,000 709,640
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,737
Williams Cos., Inc.
5.400% due 03/02/26  600,000 604,367
11,655,101
Financial - 27.2%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 613,451
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 629,256
3.650% due 07/21/27  700,000 679,393
4.625% due 10/15/27  700,000 695,746
6.100% due 01/15/27  700,000 716,057
6.450% due 04/15/27  150,000 154,700
Ally Financial, Inc.
4.750% due 06/09/27  780,000 774,938
7.100% due 11/15/27  430,000 453,946

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
American Express Co.
5.098% due 02/16/28  $ 840,000 $ 844,992
5.389% due 07/28/27  40,000 40,446
6.338% due 10/30/26  700,000 708,928
American Tower Corp.
3.375% due 10/15/26  800,000 782,002
3.600% due 01/15/28  840,000 808,478
Aon North America, Inc.
5.125% due 03/01/27  600,000 604,296
ARES Capital Corp.
2.150% due 07/15/26  600,000 574,112
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 60,000 60,012
Arthur J Gallagher & Co.
4.600% due 12/15/27  233,000 232,165
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 571,887
5.516% due 03/25/27 ~ 720,000 728,685
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 96,771
4.950% due 01/15/28 ~ 622,000 616,597
6.375% due 05/04/28 ~ 700,000 719,770
Bank of America Corp.
1.658% due 03/11/27  780,000 751,770
3.559% due 04/23/27  560,000 551,173
3.824% due 01/20/28  780,000 764,457
4.948% due 07/22/28  580,000 581,324
5.819% due 09/15/29  740,000 758,470
5.933% due 09/15/27  760,000 773,730
Bank of Montreal (Canada)
4.567% due 09/10/27  620,000 618,294
5.266% due 12/11/26  500,000 505,978
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  870,000 861,370
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 190,277
4.837% due 09/10/28  500,000 497,101
5.501% due 08/09/28  500,000 505,533
5.829% due 05/09/27  1,000,000 1,010,938
6.496% due 09/13/27  700,000 717,083
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 57,457
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 666,890
Canadian Imperial Bank of Commerce
(Canada)
5.926% due 10/02/26  60,000 61,268
Capital One Financial Corp.
1.878% due 11/02/27  860,000 813,118
5.468% due 02/01/29  40,000 40,290
7.149% due 10/29/27  770,000 799,263
Citigroup, Inc.
1.122% due 01/28/27  780,000 749,240
1.462% due 06/09/27  880,000 838,157
3.070% due 02/24/28  600,000 577,196
Corebridge Financial, Inc.
3.650% due 04/05/27  560,000 544,566
Corebridge Global Funding
5.750% due 07/02/26 ~ 760,000 771,236
Crown Castle, Inc.
3.650% due 09/01/27  800,000 776,016
3.700% due 06/15/26  700,000 689,056
4.000% due 03/01/27  60,000 58,994
a
Principal
Amount Value
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ $ 500,000 $ 473,074
5.427% due 03/01/28 ~ 900,000 908,058
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 665,580
2.552% due 01/07/28  800,000 761,098
5.706% due 02/08/28  850,000 859,224
7.146% due 07/13/27  150,000 154,621
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 57,016
1.400% due 08/27/27 ~ 60,000 55,011
4.875% due 11/19/27 ~ 800,000 800,966
Goldman Sachs Bank USA
5.283% due 03/18/27  60,000 60,351
Goldman Sachs Group, Inc.
1.948% due 10/21/27  860,000 816,301
2.640% due 02/24/28  860,000 820,350
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  500,000 497,924
5.887% due 08/14/27  900,000 913,336
7.390% due 11/03/28  700,000 742,055
Huntington Bancshares, Inc.
4.000% due 05/15/25  400,000 398,920
4.443% due 08/04/28  130,000 128,693
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 193,297
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 120,601
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 75,706
1.578% due 04/22/27  880,000 845,228
2.069% due 06/01/29  570,000 518,143
2.182% due 06/01/28  880,000 826,763
2.947% due 02/24/28  1,400,000 1,346,878
5.012% due 01/23/30  780,000 779,433
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  600,000 605,163
5.985% due 08/07/27  900,000 913,550
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,000,000 952,177
5.414% due 09/13/28  800,000 811,139
Morgan Stanley
1.512% due 07/20/27  890,000 846,080
1.593% due 05/04/27  880,000 843,744
3.591% due 07/22/28 § 880,000 848,903
3.772% due 01/24/29  880,000 848,946
5.656% due 04/18/30  740,000 753,505
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 190,894
3.073% due 05/22/28  600,000 574,035
5.516% due 09/30/28  700,000 709,056
5.583% due 03/01/28  700,000 708,651
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  760,000 751,009
PNC Financial Services Group, Inc.
5.102% due 07/23/27  500,000 502,518
5.300% due 01/21/28  760,000 766,625
6.615% due 10/20/27  800,000 824,356
Royal Bank of Canada (Canada)
5.069% due 07/23/27  780,000 783,756
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 38,842

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  $ 700,000 $ 688,601
4.568% due 12/17/26  760,000 758,265
5.264% due 12/11/26  40,000 40,435
5.532% due 07/17/26  40,000 40,492
Truist Financial Corp.
1.267% due 03/02/27  137,000 131,427
4.123% due 06/06/28  700,000 687,420
4.873% due 01/26/29  760,000 756,255
5.435% due 01/24/30  80,000 80,735
6.047% due 06/08/27  830,000 843,826
U.S. Bancorp
3.100% due 04/27/26  50,000 48,954
6.787% due 10/26/27  760,000 785,858
UBS AG (Switzerland)
5.000% due 07/09/27  700,000 704,219
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 192,404
6.442% due 08/11/28 ~ 800,000 826,833
VICI Properties LP
4.750% due 02/15/28  740,000 734,298
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 40,000 39,363
Wells Fargo & Co.
2.393% due 06/02/28  680,000 640,601
3.196% due 06/17/27  780,000 762,219
3.526% due 03/24/28  700,000 679,141
5.707% due 04/22/28  80,000 81,326
6.303% due 10/23/29  760,000 791,140
Western Union Co.
1.350% due 03/15/26  60,000 57,391
66,099,652
Industrial - 1.8%
Boeing Co.
2.700% due 02/01/27  800,000 763,116
5.040% due 05/01/27  800,000 802,387
6.259% due 05/01/27  70,000 71,684
CNH Industrial Capital LLC
1.450% due 07/15/26  860,000 818,384
4.500% due 10/08/27  700,000 693,791
Ingersoll Rand, Inc.
5.197% due 06/15/27  760,000 768,981
Sonoco Products Co.
4.450% due 09/01/26  600,000 596,167
4,514,510
Technology - 1.9%
Broadcom, Inc.
4.150% due 02/15/28  640,000 629,339
5.050% due 07/12/27  740,000 747,163
Dell International LLC/EMC Corp.
4.900% due 10/01/26  760,000 762,774
6.020% due 06/15/26  760,000 771,373
Micron Technology, Inc.
4.185% due 02/15/27  910,000 897,777
VMware LLC
1.400% due 08/15/26  840,000 796,298
4,604,724
Utilities - 2.7%
AES Corp.
1.375% due 01/15/26  60,000 57,819
5.450% due 06/01/28  760,000 764,393
a
Principal
Amount Value
CenterPoint Energy, Inc.
5.250% due 08/10/26  $ 60,000 $ 60,512
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 58,816
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 575,839
2.850% due 08/15/26  60,000 58,288
Edison International
5.750% due 06/15/27  820,000 834,304
Exelon Corp.
2.750% due 03/15/27  860,000 823,665
FirstEnergy Corp.
3.900% due 07/15/27  800,000 779,622
NiSource, Inc.
5.250% due 03/30/28  560,000 565,009
Pacific Gas & Electric Co.
3.150% due 01/01/26  700,000 688,095
5.450% due 06/15/27  800,000 809,971
Southern Co.
5.500% due 03/15/29  40,000 40,826
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 518,888
6,636,047
Total Corporate Bonds & Notes
    (Cost $112,969,056) 112,561,373
MORTGAGE-BACKED SECURITIES - 1.8%
Collateralized Mortgage Obligations - Commercial - 1.8%
Benchmark Mortgage Trust
3.042% due 08/15/52  490,419 472,193
BLP Commercial Mortgage Trust
5.739% (SOFR + 1.342%)
due 03/15/41 ~ § 95,828 95,977
BX Commercial Mortgage Trust
5.182% (SOFR + 0.784%)
due 06/15/38 ~ § 117,483 117,373
5.361% (SOFR + 0.964%)
due 11/15/38 ~ § 86,585 86,542
5.789% (SOFR + 1.392%)
due 03/15/41 ~ § 153,789 154,598
5.800% (SOFR + 1.293%)
due 12/15/39 ~ § 64,000 64,109
5.839% (SOFR + 1.442%)
due 02/15/39 ~ § 100,117 100,646
BX Trust
5.147% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,580
5.888% (SOFR + 1.491%)
due 04/15/37 ~ § 100,738 100,941
CD Mortgage Trust
2.622% due 08/10/49  767,958 755,543
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 101,194
ELP Commercial Mortgage Trust
5.213% (SOFR + 0.815%)
due 11/15/38 ~ § 722,159 721,990
Extended Stay America Trust
5.591% (SOFR + 1.194%)
due 07/15/38 ~ § 88,079 88,195
GS Mortgage Securities Trust
4.106% due 07/10/51 § 113,409 112,183

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
JPMDB Commercial Mortgage Securities
Trust
3.492% due 03/15/50  $ 118,816 $ 117,100
Morgan Stanley Capital I Trust
1.925% due 07/15/53  800,000 723,906
SREIT Trust
5.242% (SOFR + 0.845%)
due 11/15/38 ~ § 95,686 95,635
5.591% (SOFR + 1.194%)
due 11/15/38 ~ § 95,686 95,562
TCO Commercial Mortgage Trust
5.743% (SOFR + 1.243%)
due 12/15/39 ~ § 213,000 213,156
Wells Fargo Commercial Mortgage Trust
3.063% due 12/15/52  58,022 55,745
4,369,168
Total Mortgage-Backed Securities
    (Cost $4,368,226) 4,369,168
ASSET-BACKED SECURITIES - 4.4%
Automobile Other - 0.6%
GMF Floorplan Owner Revolving Trust
5.348% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,819
5.748% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,261,491
1,392,310
Automobile Sequential - 1.3%
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,097
Carvana Auto Receivables Trust
4.640% due 01/10/30  495,000 494,310
Enterprise Fleet Financing LLC
5.060% due 03/20/31 ~ 150,000 150,878
5.160% due 09/20/30 ~ 150,000 151,741
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 144,135
1.530% due 05/15/34 ~ 150,000 141,760
4.610% due 08/15/29  25,000 25,035
Ford Credit Floorplan Master Owner Trust A
5.348% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 936,671
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 141,632
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 100,191
Hyundai Auto Lease Securitization Trust
5.410% due 05/17/27 ~ 125,000 126,512
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 364,000 363,130
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 144,304
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 120,339
3,090,735
Credit Card Bullet - 0.1%
American Express Credit Account Master
Trust
4.650% due 07/15/29  180,000 180,512
a
Principal
Amount Value
BA Credit Card Trust
4.790% due 05/15/28  $ 111,000 $ 111,536
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 91,447
383,495
Other Asset-Backed Securities - 2.4%
Affirm Asset Securitization Trust
5.220% due 12/17/29 ~ 100,000 100,161
ARES XLV CLO Ltd. (Cayman)
5.700% (SOFR + 1.250%)
due 10/15/30 ~ § 1,000,000 1,000,021
ARES XXXIV CLO Ltd. (Cayman)
5.967% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,500
Barings CLO Ltd. (Cayman)
5.490% (SOFR + 1.140%)
due 01/20/36 ~ § 1,250,000 1,250,000
Buckhorn Park CLO Ltd. (Cayman)
5.628% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
Cedar Funding VI CLO Ltd. (Cayman)
5.929% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,202
Dllad LLC
5.300% due 07/20/29 ~ 150,000 152,177
Dryden 68 CLO Ltd. (Cayman)
5.756% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,003
Hartwick Park CLO Ltd. (Jersey)
5.554% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,000
Kubota Credit Owner Trust
5.260% due 11/15/28 ~ 150,000 152,189
Madison Park Funding XLV Ltd. (Cayman)
5.462% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,001
Palmer Square Loan Funding Ltd. (Cayman)
6.056% (SOFR + 1.400%)
due 04/15/31 ~ § 650,000 650,650
Valley Stream Park CLO Ltd. (Jersey)
5.750% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,004
Verizon Master Trust
4.620% due 11/20/30  250,000 250,087
Voya CLO Ltd. (Cayman)
due 01/20/38 # ~ § 650,000 650,371
5,856,371
Total Asset-Backed Securities
    (Cost $10,718,346) 10,722,911
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Notes - 10.1%
3.500% due 09/30/26 ‡ 12,350,000 12,196,369
4.250% due 03/15/27 ‡ 12,350,000 12,348,709
24,545,078
Total U.S. Treasury Obligations
    (Cost $24,614,637) 24,545,078

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of
$6,521,814 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) As of December 31, 2024, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 30.9%
U.S. Treasury Bills - 30.9%
3.838% due 01/16/25 ‡ $ 75,238,900 $ 75,115,113
Total Short-Term Investments
(Cost $75,102,984) 75,115,113
TOTAL INVESTMENTS - 93.4%
(Cost $227,773,249) 227,313,643
DERIVATIVES - (2.5%) (6,081,624)
OTHER ASSETS & LIABILITIES, NET - 9.1% 22,147,328
NET ASSETS - 100.0% $ 243,379,347
Corporate Bonds & Notes 46 .2%
Short-Term Investments 30 .9%
U.S. Treasury Obligations 10 .1%
Asset-Backed Securities 4 .4%
Others (each less than 3.0%) 1 .8%
93 .4%
Derivatives ( 2 .5% )
Other Assets and Liabilities, Net 9 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 03/25 99 $ 11,605,049 $ 11,224,125 ( $ 380,924 )
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/25 329 67,834,903 67,645,485 189,418
CBOT 5 Year U.S. Treasury Notes 03/25 55 5,913,246 5,846,758 66,488
$ 255,906
Total Futures Contracts ( $ 125,018 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.275% M GSC 07/15/25 $ 24,575,250 ( $ 612,992 ) $ – ( $ 612,992 )
MSCI Daily Total Return Net EAFE SOFR + 0.540% M GSC 09/16/25 94,438,113 (2,366,041) – (2,366,041)
MSCI Daily Total Return Net EAFE SOFR + 0.460% M JPM 11/17/25 119,005,092 (2,977,573) – (2,977,573)
( $ 5,956,606 ) $ – ( $ 5,956,606 )
Total Swap Agreements ( $ 5,956,606 ) $ – ( $ 5,956,606 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (5,956,606)
$ – ( $ 5,956,606 )

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 112,561,373 $ – $ 112,561,373 $ –
Mortgage-Backed Securities 4,369,168 – 4,369,168 –
Asset-Backed Securities 10,722,911 – 10,722,911 –
U.S. Treasury Obligations 24,545,078 – 24,545,078 –
Short-Term Investments 75,115,113 – 75,115,113 –
Derivatives:
Interest Rate Contracts
Futures 255,906 255,906 – –
Total Assets 227,569,549 255,906 227,313,643 –
Liabilities Derivatives:
Equity Contracts
Futures (380,924) (380,924) – –
Swaps (5,956,606) – (5,956,606) –
Total Equity Contracts (6,337,530) (380,924) (5,956,606) –
Total Liabilities (6,337,530) (380,924) (5,956,606) –
Total $ 221,232,019 ( $ 125,018 ) $ 221,357,037 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Australia - 1.4%
spacing
Brambles Ltd. 827,041 $ 9,836,127
Belgium - 0.4%
spacing
UCB SA 12,106 2,409,864
Canada - 9.0%
spacing
Canadian Pacific Kansas City Ltd. 231,083 16,731,795
Dollarama, Inc. 68,280 6,663,410
Loblaw Cos. Ltd. 82,804 10,897,097
Shopify, Inc. Class A * 131,037 13,933,164
Thomson Reuters Corp. 79,207 12,718,745
60,944,211
China - 1.2%
spacing
Lenovo Group Ltd. 3,572,522 4,592,699
Zai Lab Ltd. * 301,312 793,862
Zai Lab Ltd. ADR * 100,017 2,619,445
8,006,006
Denmark - 4.3%
spacing
Novo Nordisk AS Class B  278,712 24,047,781
Zealand Pharma AS * 50,183 4,991,954
29,039,735
France - 9.7%
spacing
Bureau Veritas SA 163,602 4,970,260
Danone SA 190,047 12,843,325
Hermes International SCA 2,800 6,718,235
L'Oreal SA 31,626 11,195,695
LVMH Moet Hennessy Louis Vuitton SE 19,003 12,500,035
Publicis Groupe SA 83,758 8,916,844
Safran SA 38,592 8,455,795
65,600,189
Germany - 7.8%
spacing
Deutsche Boerse AG 57,749 13,302,838
Deutsche Telekom AG 431,585 12,931,614
SAP SE 107,741 26,501,495
52,735,947
India - 1.4%
spacing
HDFC Bank Ltd. 475,524 9,833,983
Israel - 0.8%
spacing
Check Point Software Technologies Ltd. * 30,497 5,693,790
Italy - 3.8%
spacing
Ferrari NV 25,996 11,092,460
Intesa Sanpaolo SpA 3,590,329 14,400,143
25,492,603
Japan - 16.3%
spacing
Asics Corp. 309,520 6,038,048
Fujikura Ltd. 118,136 4,822,994
Hoya Corp. 102,673 12,742,365
Keyence Corp. 28,108 11,425,096
Mitsubishi UFJ Financial Group, Inc. 414,019 4,833,550
MonotaRO Co. Ltd. 171,502 2,914,473
a Shares Value
Nippon Sanso Holdings Corp. 45,701 $ 1,268,109
Nomura Research Institute Ltd. 192,819 5,661,464
Olympus Corp. 587,488 8,771,337
SMC Corp. 12,031 4,671,895
Sony Group Corp. 856,528 18,051,787
Terumo Corp. 380,118 7,338,456
Tokio Marine Holdings, Inc. 247,018 8,865,013
Tokyo Electron Ltd. 86,733 13,037,642
110,442,229
Netherlands - 4.5%
spacing
Argenx SE * 23,148 14,298,793
ASML Holding NV 23,215 16,260,580
30,559,373
New Zealand - 0.5%
spacing
Xero Ltd. * 31,604 3,288,808
Portugal - 0.5%
spacing
EDP SA 1,158,680 3,706,636
Singapore - 2.2%
spacing
Sea Ltd. ADR * 138,313 14,675,009
Spain - 5.3%
spacing
Banco Bilbao Vizcaya Argentaria SA 966,084 9,452,579
Industria de Diseno Textil SA 440,958 22,587,601
Puig Brands SA Class B * 200,669 3,699,602
35,739,782
Sweden - 2.5%
spacing
Atlas Copco AB Class A  667,086 10,180,828
EQT AB 247,889 6,852,601
17,033,429
Switzerland - 3.6%
spacing
ABB Ltd. 193,246 10,434,987
Givaudan SA 1,945 8,502,341
Straumann Holding AG 43,123 5,431,839
24,369,167
Taiwan - 1.6%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. 329,678 10,714,542
United Kingdom - 14.7%
spacing
3i Group PLC 150,084 6,680,721
AstraZeneca PLC 122,397 15,958,072
Compass Group PLC 327,292 10,890,123
Lloyds Banking Group PLC 15,557,403 10,624,580
London Stock Exchange Group PLC 162,186 22,893,336
Marks & Spencer Group PLC 217,537 1,018,768
RELX PLC 353,287 16,007,066
Rentokil Initial PLC 650,841 3,248,655
Unilever PLC 214,548 12,190,744
99,512,065
United States - 7.6%
spacing
CRH PLC 143,973 13,320,382
Haleon PLC 895,157 4,220,799
Linde PLC 23,706 9,924,991
Schneider Electric SE 61,068 15,203,231

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
a Shares Value
Spotify Technology SA * 19,044 $ 8,519,905
51,189,308
Total Common Stocks
    (Cost $633,377,156) 670,822,803
TOTAL INVESTMENTS - 99.1%
(Cost $633,377,156) 670,822,803
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,158,043
NET ASSETS - 100.0% $ 676,980,846
Consumer, Non-Cyclical 26 .1%
Industrial 16 .0%
Financial 15 .9%
Consumer, Cyclical 14 .0%
Technology 12 .7%
Communications 11 .0%
Others (each less than 3.0%) 3 .4%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%
Japan 16 .3%
United Kingdom 14 .7%
France 9 .7%
Canada 9 .0%
Germany 7 .8%
United States 7 .6%
Spain 5 .3%
Netherlands 4 .5%
Denmark 4 .3%
Italy 3 .8%
Switzerland 3 .6%
Others (each less than 3.0%) 12 .5%
99 .1%
Other Assets and Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 9,836,127 $ – $ 9,836,127 $ –
Belgium 2,409,864 – 2,409,864 –
Canada 60,944,211 60,944,211 – –
China 8,006,006 2,619,445 5,386,561 –
Denmark 29,039,735 – 29,039,735 –
France 65,600,189 – 65,600,189 –
Germany 52,735,947 – 52,735,947 –
India 9,833,983 – 9,833,983 –
Israel 5,693,790 5,693,790 – –
Italy 25,492,603 – 25,492,603 –
Japan 110,442,229 – 110,442,229 –
Netherlands 30,559,373 – 30,559,373 –
New Zealand 3,288,808 – 3,288,808 –
Portugal 3,706,636 – 3,706,636 –
Singapore 14,675,009 14,675,009 – –
Spain 35,739,782 – 35,739,782 –
Sweden 17,033,429 – 17,033,429 –
Switzerland 24,369,167 – 24,369,167 –
Taiwan 10,714,542 – 10,714,542 –
United Kingdom 99,512,065 – 99,512,065 –
United States 51,189,308 31,765,278 19,424,030 –
Total Common Stocks 670,822,803 115,697,733 555,125,070 –
Total $ 670,822,803 $ 115,697,733 $ 555,125,070 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 100.2%
Australia - 0.7%
spacing
Rio Tinto PLC 146,260 $ 8,633,731
Belgium - 0.7%
spacing
KBC Group NV 104,100 8,037,480
Canada - 3.6%
spacing
Canadian National Railway Co. 126,646 12,855,835
Intact Financial Corp. 46,633 8,490,908
Suncor Energy, Inc. 294,605 10,515,971
Toronto-Dominion Bank 196,302 10,451,141
42,313,855
China - 2.2%
spacing
NetEase, Inc. 592,000 10,537,495
Tencent Holdings Ltd. 291,223 15,543,393
26,080,888
Denmark - 2.8%
spacing
Carlsberg AS Class B  135,255 12,990,251
Novo Nordisk AS Class B  234,866 20,264,668
33,254,919
France - 15.1%
spacing
Air Liquide SA 190,828 31,020,939
Capgemini SE 139,107 22,720,001
Cie de Saint-Gobain SA 208,592 18,535,824
Cie Generale des Etablissements Michelin
SCA 308,233 10,142,541
Dassault Systemes SE 216,463 7,490,465
Edenred SE 286,926 9,432,978
Engie SA 1,016,810 16,125,994
EssilorLuxottica SA 85,753 20,917,711
Legrand SA 105,314 10,244,033
LVMH Moet Hennessy Louis Vuitton SE 32,521 21,392,078
Pernod Ricard SA 104,849 11,846,561
179,869,125
Germany - 9.3%
spacing
Beiersdorf AG 157,964 20,289,744
Deutsche Boerse AG 119,195 27,457,302
Merck KGaA 116,855 17,005,074
MTU Aero Engines AG 26,865 8,972,791
SAP SE 149,802 36,847,411
110,572,322
Hong Kong - 1.9%
spacing
AIA Group Ltd. 2,308,807 16,583,840
Prudential PLC 779,465 6,185,849
22,769,689
India - 1.6%
spacing
HDFC Bank Ltd. 590,573 12,213,231
Tata Consultancy Services Ltd. 142,939 6,821,262
19,034,493
Ireland - 1.0%
spacing
AIB Group PLC 2,120,398 11,725,592
a Shares Value
Israel - 1.1%
spacing
Check Point Software Technologies Ltd. * 69,746 $ 13,021,578
Italy - 4.0%
spacing
Eni SpA 884,475 12,098,147
Intesa Sanpaolo SpA 4,386,672 17,594,126
Ryanair Holdings PLC ADR 405,298 17,666,940
47,359,213
Japan - 17.7%
spacing
Daikin Industries Ltd. 130,800 15,261,852
Denso Corp. 1,099,100 15,153,291
Hitachi Ltd. 1,429,100 34,998,722
Hoya Corp. 51,200 6,354,242
Kose Corp. 124,000 5,641,108
Kyocera Corp. 707,800 7,015,520
Mitsubishi Electric Corp. 945,600 15,967,156
Olympus Corp. 794,500 11,862,076
Seven & i Holdings Co. Ltd. 905,000 14,188,249
Shin-Etsu Chemical Co. Ltd. 375,200 12,358,007
SMC Corp. 20,700 8,038,253
Sompo Holdings, Inc. 187,600 4,860,765
Sony Group Corp. 1,072,600 22,605,620
Sumitomo Mitsui Financial Group, Inc. 608,600 14,606,539
Terumo Corp. 642,000 12,394,279
ZOZO, Inc. 304,100 9,365,650
210,671,329
Netherlands - 1.5%
spacing
ING Groep NV 1,144,344 17,933,674
Portugal - 0.7%
spacing
Galp Energia SGPS SA 503,254 8,341,270
Singapore - 1.4%
spacing
DBS Group Holdings Ltd. 526,185 16,861,843
South Korea - 0.6%
spacing
Samsung Electronics Co. Ltd. 213,773 7,628,875
Spain - 1.2%
spacing
Amadeus IT Group SA 196,033 13,836,832
Switzerland - 9.5%
spacing
Cie Financiere Richemont SA Class A  153,590 23,234,192
Julius Baer Group Ltd. 135,164 8,768,271
Novartis AG 222,317 21,644,167
Sika AG 30,538 7,286,579
Sonova Holding AG 32,063 10,484,911
UBS Group AG (XVTX) 674,479 20,650,338
Zurich Insurance Group AG 35,744 21,259,302
113,327,760
Taiwan - 2.4%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 142,641 28,170,171
United Kingdom - 9.9%
spacing
Compass Group PLC 975,611 32,461,911
Diageo PLC 382,109 12,142,591
London Stock Exchange Group PLC 134,970 19,051,667

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
a Shares Value
RELX PLC (REN LN) 498,990 $ 22,608,718
RELX PLC (REN NA) 5,341 241,871
Rolls-Royce Holdings PLC * 2,651,482 18,802,686
Tesco PLC 2,632,475 12,107,669
117,417,113
United States - 11.3%
spacing
Experian PLC 504,470 21,682,042
Linde PLC 31,098 13,019,800
Nestle SA 298,910 24,523,522
Qiagen NV * 253,331 11,355,258
Roche Holding AG 92,990 26,000,619
Schneider Electric SE 151,727 37,773,313
134,354,554
Total Common Stocks
    (Cost $1,012,503,866) 1,191,216,306
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank Discount Notes
4.257% due 01/02/25  $ 6,855,000 6,853,401
Total Short-Term Investments
(Cost $6,854,219) 6,853,401
TOTAL INVESTMENTS - 100.8%
(Cost $1,019,358,085) 1,198,069,707
OTHER ASSETS & LIABILITIES, NET - (0.8%) (9,427,845)
NET ASSETS - 100.0% $ 1,188,641,862
Consumer, Non-Cyclical 26 .9%
Financial 20 .4%
Industrial 17 .0%
Consumer, Cyclical 13 .2%
Technology 11 .2%
Basic Materials 5 .5%
Others (each less than 3.0%) 6 .6%
100 .8%
Other Assets & Liabilities, Net ( 0 .8% )
100 .0%
Japan 17 .7%
France 15 .1%
United States (Includes Short-Term Investments) 11 .9%
United Kingdom 9 .9%
Switzerland 9 .5%
Germany 9 .3%
Italy 4 .0%
Canada 3 .6%
Others (each less than 3.0%) 19 .8%
100 .8%
Other Assets and Liabilities, Net ( 0 .8% )
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 8,633,731 $ – $ 8,633,731 $ –
Belgium 8,037,480 – 8,037,480 –
Canada 42,313,855 42,313,855 – –
China 26,080,888 – 26,080,888 –
Denmark 33,254,919 – 33,254,919 –
France 179,869,125 – 179,869,125 –
Germany 110,572,322 20,289,744 90,282,578 –
Hong Kong 22,769,689 – 22,769,689 –
India 19,034,493 – 19,034,493 –
Ireland 11,725,592 – 11,725,592 –
Israel 13,021,578 13,021,578 – –
Italy 47,359,213 17,666,940 29,692,273 –
Japan 210,671,329 – 210,671,329 –
Netherlands 17,933,674 – 17,933,674 –
Portugal 8,341,270 – 8,341,270 –
Singapore 16,861,843 – 16,861,843 –
South Korea 7,628,875 – 7,628,875 –
Spain 13,836,832 – 13,836,832 –
Switzerland 113,327,760 – 113,327,760 –
Taiwan 28,170,171 28,170,171 – –
United Kingdom 117,417,113 – 117,417,113 –
United States 134,354,554 13,019,800 121,334,754 –
Total Common Stocks 1,191,216,306 134,482,088 1,056,734,218 –
Short-Term Investments 6,853,401 – 6,853,401 –
Total $ 1,198,069,707 $ 134,482,088 $ 1,063,587,619 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 89.9%
Australia - 3.3%
spacing
Amotiv Ltd. 443,861 $ 2,906,949
AUB Group Ltd. 122,221 2,357,884
Imdex Ltd. 2,119,845 3,038,707
Inghams Group Ltd. 1,214,882 2,388,484
Nanosonics Ltd. * 170,745 317,482
nib holdings Ltd. 375,565 1,272,651
Servcorp Ltd. 120,111 364,994
12,647,151
Austria - 2.1%
spacing
Eurotelesites AG * 111,736 543,986
Mayr Melnhof Karton AG 25,608 2,101,570
Strabag SE 25,564 1,045,978
Telekom Austria AG 206,154 1,699,815
Wienerberger AG 93,811 2,599,920
7,991,269
Belgium - 1.2%
spacing
Econocom Group SA NV 222,464 429,539
Fagron 239,536 4,158,546
4,588,085
Brazil - 0.9%
spacing
Afya Ltd. Class A * 69,050 1,096,514
Atacadao SA 734,080 644,644
Hypera SA 399,272 1,167,771
LOG Commercial Properties e Participacoes
SA 189,495 552,370
3,461,299
Canada - 3.0%
spacing
CCL Industries, Inc. Class B  69,010 3,550,238
ECN Capital Corp. 86,830 190,882
North West Co., Inc. 106,540 3,640,645
Open Text Corp. 87,230 2,468,619
Parkland Corp. 27,070 612,227
Quebecor, Inc. Class A  46,200 1,056,771
11,519,382
Cayman - 0.0%
spacing
Patria Investments Ltd. Class A  14,890 173,171
China - 4.0%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 601,555
Consun Pharmaceutical Group Ltd. 231,000 241,487
Far East Horizon Ltd. 4,108,287 2,999,232
Horizon Construction Development Ltd. 338,030 58,752
Precision Tsugami China Corp. Ltd. ~ 1,932,572 3,009,985
Qingdao Port International Co. Ltd.
Class H ~ 4,941,772 4,072,199
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  760,245 2,822,962
Yangzijiang Shipbuilding Holdings Ltd. 724,500 1,583,643
15,389,815
Denmark - 1.2%
spacing
Spar Nord Bank AS 162,444 4,649,675
a Shares Value
Finland - 1.2%
spacing
Huhtamaki OYJ 90,015 $ 3,188,484
Nanoform Finland PLC * 175,303 252,044
Tokmanni Group Corp. 85,797 1,076,250
4,516,778
France - 3.2%
spacing
Altarea SCA REIT 21,050 2,101,967
Antin Infrastructure Partners SA 66,467 759,644
ARGAN SA REIT 31,989 2,004,716
IPSOS SA 39,495 1,874,709
Thermador Groupe 38,813 2,903,714
Vallourec SACA * 155,687 2,656,320
12,301,070
Germany - 2.8%
spacing
JOST Werke SE ~ 16,240 763,013
Norma Group SE 27,780 431,814
Rheinmetall AG 8,576 5,479,269
Stabilus SE 39,659 1,246,071
Takkt AG 42,059 335,464
Talanx AG 28,376 2,413,421
10,669,052
Greece - 1.7%
spacing
Athens International Airport SA 175,998 1,458,460
Metlen Energy & Metals SA 99,929 3,465,498
OPAP SA 102,096 1,659,406
6,583,364
Hong Kong - 1.8%
spacing
ASMPT Ltd. 335,456 3,207,452
Sino Land Co. Ltd. 2,056,204 2,074,795
WH Group Ltd. ~ 2,424,770 1,868,612
7,150,859
Hungary - 0.3%
spacing
Richter Gedeon Nyrt 51,196 1,341,036
Indonesia - 0.7%
spacing
Selamat Sempurna Tbk. PT 24,375,700 2,877,529
Ireland - 2.0%
spacing
AerCap Holdings NV 27,217 2,604,667
Dalata Hotel Group PLC 515,284 2,492,644
Irish Residential Properties REIT PLC ◊ 2,192,324 2,066,536
Mincon Group PLC 991,784 386,279
7,550,126
Italy - 2.7%
spacing
Banca Generali SpA 74,175 3,453,663
Banca Mediolanum SpA 97,100 1,157,453
Pirelli & C SpA ~ 260,392 1,477,007
Recordati Industria Chimica e Farmaceutica
SpA 60,185 3,155,161
Sesa SpA 18,800 1,215,090
10,458,374
Japan - 21.4%
spacing
Amano Corp. 73,450 1,981,340
As One Corp. 131,010 2,190,338

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
ASKUL Corp. 213,650 $ 2,278,947
BayCurrent, Inc. 117,670 3,959,099
Capcom Co. Ltd. 159,350 3,466,423
Daiichikosho Co. Ltd. 104,350 1,216,176
Daiwa Industries Ltd. 45,560 440,954
Dentsu Soken, Inc. 38,100 1,408,796
Dexerials Corp. 184,950 2,839,201
Ebara Corp. 202,800 3,111,481
Fuji Electric Co. Ltd. 45,110 2,411,658
Funai Soken Holdings, Inc. 87,810 1,326,743
Hokuhoku Financial Group, Inc. 166,110 2,013,813
Inaba Denki Sangyo Co. Ltd. 117,940 2,908,472
Isuzu Motors Ltd. 188,810 2,568,455
Kamigumi Co. Ltd. 132,230 2,868,472
Kawasaki Heavy Industries Ltd. 53,500 2,437,128
Kuraray Co. Ltd. 222,730 3,190,325
Kyoto Financial Group, Inc. 123,600 1,807,776
Maruwa Co. Ltd. 9,240 2,787,825
MEITEC Group Holdings, Inc. 132,660 2,487,878
Mitani Corp. 54,640 671,060
Nishimoto Co. Ltd. 168,597 2,030,415
NOF Corp. 216,760 3,004,329
NSD Co. Ltd. 139,300 2,968,316
PALTAC Corp. 100,050 2,761,534
Persol Holdings Co. Ltd. 1,066,880 1,598,223
Prestige International, Inc. 100,070 430,805
Renesas Electronics Corp. * 186,280 2,357,376
Roland Corp. 36,840 911,137
S Foods, Inc. 64,100 1,110,202
San-Ai Obbli Co. Ltd. 195,650 2,349,405
Ship Healthcare Holdings, Inc. 214,650 2,999,283
SUMCO Corp. 174,540 1,285,396
TechnoPro Holdings, Inc. 118,210 2,210,271
TIS, Inc. 88,840 2,098,411
TKC Corp. 53,580 1,289,644
Tsuruha Holdings, Inc. 54,160 2,993,100
82,770,207
Mexico - 0.7%
spacing
Bolsa Mexicana de Valores SAB de CV 464,299 742,843
Gruma SAB de CV Class B  65,836 1,029,013
Grupo Comercial Chedraui SA de CV 177,570 1,067,072
2,838,928
Netherlands - 1.1%
spacing
Acomo NV 40,832 732,186
Arcadis NV 59,811 3,639,746
4,371,932
Norway - 1.7%
spacing
Europris ASA ~ 571,285 3,648,088
SpareBank 1 SMN 189,896 2,857,932
6,506,020
Peru - 0.2%
spacing
Intercorp Financial Services, Inc. 29,585 868,024
Philippines - 2.2%
spacing
Century Pacific Food, Inc. 8,054,555 5,835,808
Robinsons Land Corp. 11,007,859 2,517,877
8,353,685
a Shares Value
Singapore - 1.1%
spacing
Hour Glass Ltd. 542,282 $ 611,514
HRnetgroup Ltd. ~ 1,293,965 649,043
Mapletree Industrial Trust REIT 1,814,809 2,933,962
4,194,519
South Africa - 0.6%
spacing
Pepkor Holdings Ltd. ~ 1,587,435 2,431,397
South Korea - 0.4%
spacing
Soulbrain Co. Ltd. 4,450 491,701
Vitzrocell Co. Ltd. 62,300 890,682
1,382,383
Spain - 3.4%
spacing
CIE Automotive SA 66,040 1,730,078
Grupo Catalana Occidente SA 90,313 3,358,470
Logista Integral SA 159,131 4,815,256
Prosegur Cia de Seguridad SA 1,023,123 1,795,304
Viscofan SA 24,440 1,545,858
13,244,966
Sweden - 2.1%
spacing
Alligo AB Class B  107,303 1,194,858
Beijer Alma AB 95,049 1,411,750
Granges AB 273,867 3,258,666
Hexpol AB 242,346 2,257,428
8,122,702
Taiwan - 3.7%
spacing
International Games System Co. Ltd. 115,660 3,434,265
Sporton International, Inc. 329,619 2,079,328
Test Research, Inc. 692,947 2,571,418
Tripod Technology Corp. 549,799 3,303,355
Yageo Corp. 177,952 2,928,197
14,316,563
Thailand - 0.5%
spacing
Star Petroleum Refining PCL 9,122,647 1,759,269
United Kingdom - 14.6%
spacing
Ashtead Technology Holdings PLC 503,139 3,521,027
B&M European Value Retail SA 652,587 2,992,089
Bodycote PLC 268,519 2,118,614
ConvaTec Group PLC ~ 704,816 1,948,184
DCC PLC 21,012 1,346,366
Direct Line Insurance Group PLC 739,253 2,365,501
Grainger PLC 1,132,861 3,191,014
Harbour Energy PLC 585,348 1,871,181
Hiscox Ltd. 264,518 3,579,985
Informa PLC 289,283 2,885,192
Intermediate Capital Group PLC 83,720 2,157,817
JET2 PLC 150,494 2,982,426
John Wood Group PLC * 572,374 470,060
Lancashire Holdings Ltd. 394,989 3,258,667
LSL Property Services PLC 245,704 935,094
On the Beach Group PLC ~ 417,539 1,327,701
Pets at Home Group PLC 130,820 336,718
Premier Foods PLC 1,586,076 3,725,001
Rathbones Group PLC 104,248 2,161,349
Sabre Insurance Group PLC ~ 1,912,286 3,303,707

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, restricted securities were as follows:
a Shares Value
Savills PLC 211,793 $ 2,746,888
Subsea 7 SA 116,567 1,854,590
Tate & Lyle PLC 475,319 3,864,861
Vistry Group PLC * 230,757 1,644,941
56,588,973
United States - 4.1%
spacing
Antero Resources Corp. * 96,691 3,389,020
CONSOL Energy, Inc. 14,200 1,514,856
GCC SAB de CV 248,860 2,225,310
Impro Precision Industries Ltd. ~ 4,474,081 1,123,323
Liberty Latin America Ltd. Class A * 37,400 237,864
Ovintiv, Inc. 55,400 2,243,700
RHI Magnesita NV 81,522 3,306,625
Smurfit WestRock PLC 33,380 1,797,847
15,838,545
Total Common Stocks
    (Cost $358,600,922) 347,456,148
EXCHANGE-TRADED FUNDS - 7.9%
iShares MSCI India 288,830 15,204,011
Vanguard FTSE All World ex-U.S. Small-Cap
ETF 134,000 15,340,320
a
Total Exchange-Traded Funds
    (Cost $31,631,372) 30,544,331
TOTAL INVESTMENTS - 97.8%
(Cost $390,232,294) 378,000,479
OTHER ASSETS & LIABILITIES, NET - 2.2% 8,655,973
NET ASSETS - 100.0% $ 386,656,452
Industrial 23 .8%
Financial 17 .8%
Consumer, Non-Cyclical 17 .7%
Consumer, Cyclical 12 .8%
Exchange-Traded Funds 7 .9%
Technology 7 .1%
Energy 5 .5%
Others (each less than 3.0%) 5 .2%
97 .8%
Other Assets & Liabilities, Net 2 .2%
100 .0%
Japan 21 .4%
United Kingdom 14 .6%
United States 4 .1%
China 4 .0%
Taiwan 3 .7%
Spain 3 .4%
Australia 3 .3%
France 3 .2%
Canada 3 .0%
Others (each less than 3.0%) 37 .1%
97 .8%
Other Assets and Liabilities, Net 2 .2%
100 .0%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $2,413,964 $2,066,536 0.5%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 12,647,151 $ – $ 12,647,151 $ –
Austria 7,991,269 3,289,779 4,701,490 –
Belgium 4,588,085 4,588,085 – –
Brazil 3,461,299 1,096,514 2,364,785 –
Canada 11,519,382 11,519,382 – –
Cayman 173,171 173,171 – –
China 15,389,815 7,672,986 7,716,829 –
Denmark 4,649,675 – 4,649,675 –
Finland 4,516,778 1,328,294 3,188,484 –
France 12,301,070 4,106,683 8,194,387 –
Germany 10,669,052 335,464 10,333,588 –
Greece 6,583,364 1,458,460 5,124,904 –
Hong Kong 7,150,859 – 7,150,859 –
Hungary 1,341,036 – 1,341,036 –
Indonesia 2,877,529 2,877,529 – –
Ireland 7,550,126 7,550,126 – –
Italy 10,458,374 – 10,458,374 –
Japan 82,770,207 – 82,770,207 –
Mexico 2,838,928 2,838,928 – –
Netherlands 4,371,932 – 4,371,932 –
Norway 6,506,020 2,857,932 3,648,088 –
Peru 868,024 868,024 – –
Philippines 8,353,685 – 8,353,685 –
Singapore 4,194,519 1,260,557 2,933,962 –
South Africa 2,431,397 – 2,431,397 –
South Korea 1,382,383 – 1,382,383 –
Spain 13,244,966 5,153,774 8,091,192 –
Sweden 8,122,702 1,194,858 6,927,844 –
Taiwan 14,316,563 – 14,316,563 –
Thailand 1,759,269 – 1,759,269 –
United Kingdom 56,588,973 29,663,164 26,925,809 –
United States 15,838,545 12,531,920 3,306,625 –
Total Common Stocks 347,456,148 102,365,630 245,090,518 –
Exchange-Traded Funds 30,544,331 30,544,331 – –
Total $ 378,000,479 $ 132,909,961 $ 245,090,518 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 1.9%
Brazil - 0.3%
spacing
Raizen SA 8,597,641 $ 3,003,852
Germany - 1.6%
spacing
Henkel AG & Co. KGaA 53,768 4,717,415
Volkswagen AG 121,237 11,185,941
15,903,356
Total Preferred Stocks
    (Cost $23,470,172) 18,907,208
COMMON STOCKS - 95.8%
Austria - 2.3%
spacing
ams-OSRAM AG * 158,230 1,037,172
Erste Group Bank AG 216,850 13,422,162
Mondi PLC 539,031 8,024,897
22,484,231
Belgium - 1.0%
spacing
Ageas SA 164,989 8,021,785
Proximus SADP 341,456 1,778,776
9,800,561
Brazil - 3.3%
spacing
Ambev SA 3,931,655 7,475,999
Atacadao SA 2,115,443 1,857,710
Banco Bradesco SA ADR 4,848,064 9,259,802
Lojas Renner SA 2,079,537 4,070,713
Telefonica Brasil SA 1,038,294 7,914,364
Ultrapar Participacoes SA 1,030,679 2,677,848
33,256,436
Burkina Faso - 0.3%
spacing
Endeavour Mining PLC 156,221 2,831,095
Canada - 0.8%
spacing
ARC Resources Ltd. 73,026 1,324,420
Barrick Gold Corp. 458,122 7,103,927
8,428,347
China - 1.6%
spacing
Alibaba Group Holding Ltd. 527,671 5,584,530
Baidu, Inc. Class A * 584,273 6,162,096
China Mengniu Dairy Co. Ltd. 1,804,144 4,036,080
15,782,706
Finland - 0.9%
spacing
Nokia OYJ (OMXH) 2,067,279 9,144,429
France - 11.6%
spacing
AXA SA 401,434 14,286,879
BNP Paribas SA 210,587 12,929,359
Carrefour SA 609,669 8,677,304
Cie de Saint-Gobain SA 110,532 9,822,053
Engie SA 874,301 13,865,888
Orange SA 1,129,315 11,268,100
Renault SA 154,694 7,531,099
Societe Generale SA 545,627 15,313,285
TotalEnergies SE 316,790 17,649,905
a Shares Value
Valeo SE 391,841 $ 3,771,608
115,115,480
Germany - 5.9%
spacing
BASF SE 211,580 9,278,009
Continental AG 87,683 5,908,380
Daimler Truck Holding AG 278,547 10,668,926
Evonik Industries AG 401,734 6,982,953
Fresenius SE & Co. KGaA * 290,165 10,071,905
Heidelberg Materials AG 94,057 11,621,968
Mercedes-Benz Group AG 75,739 4,222,580
58,754,721
Hong Kong - 2.5%
spacing
CK Asset Holdings Ltd. 1,488,520 6,075,197
Prudential PLC 1,450,598 11,511,974
WH Group Ltd. ~ 9,362,395 7,214,986
24,802,157
India - 0.4%
spacing
Canara Bank 3,291,908 3,835,031
Ireland - 1.5%
spacing
AIB Group PLC 1,337,801 7,397,908
Bank of Ireland Group PLC 804,325 7,334,992
14,732,900
Italy - 4.8%
spacing
BPER Banca SpA 1,456,131 9,286,948
Eni SpA 1,093,064 14,951,297
UniCredit SpA 580,251 23,238,087
47,476,332
Japan - 20.4%
spacing
Alfresa Holdings Corp. 234,740 3,210,487
Alps Alpine Co. Ltd. 198,646 2,009,206
Amada Co. Ltd. 223,450 2,172,491
Chiba Bank Ltd. 759,410 5,853,385
Dai-ichi Life Holdings, Inc. 161,375 4,300,052
Dentsu Group, Inc. 369,520 8,879,790
Eisai Co. Ltd. 46,324 1,261,383
Hakuhodo DY Holdings, Inc. 430,510 3,260,122
Hino Motors Ltd. * 592,588 2,116,140
Honda Motor Co. Ltd. 793,698 7,556,644
Horiba Ltd. 52,490 3,013,296
Isuzu Motors Ltd. 138,901 1,889,524
Japan Airlines Co. Ltd. 234,427 3,695,604
Japan Post Insurance Co. Ltd. 340,540 6,255,058
JGC Holdings Corp. 395,990 3,294,286
Kirin Holdings Co. Ltd. 201,467 2,615,871
Koito Manufacturing Co. Ltd. 499,140 6,317,942
Kubota Corp. 890,660 10,318,082
Makita Corp. 106,908 3,250,963
Mitsubishi Estate Co. Ltd. 558,967 7,759,436
Mitsubishi Gas Chemical Co., Inc. 215,290 3,818,712
Nikon Corp. 289,832 2,985,868
Nippon Television Holdings, Inc. 285,477 4,945,732
Nissan Motor Co. Ltd. 1,983,228 6,014,806
Ono Pharmaceutical Co. Ltd. 304,810 3,173,526
Persol Holdings Co. Ltd. 2,942,590 4,408,101
Resona Holdings, Inc. 958,785 6,911,666
Rinnai Corp. 190,620 3,918,461
Rohm Co. Ltd. 691,035 6,420,830

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Sega Sammy Holdings, Inc. 216,210 $ 4,190,670
Stanley Electric Co. Ltd. 231,326 3,793,542
Subaru Corp. 399,378 7,096,272
Sumitomo Heavy Industries Ltd. 169,231 3,454,409
Sumitomo Mitsui Trust Group, Inc. 536,204 12,525,470
Sumitomo Rubber Industries Ltd. 307,343 3,450,776
T&D Holdings, Inc. 776,856 14,219,367
Taiheiyo Cement Corp. 139,471 3,144,653
Takeda Pharmaceutical Co. Ltd. 236,678 6,265,410
THK Co. Ltd. 162,769 3,754,604
Tsuruha Holdings, Inc. 80,466 4,446,875
Yamato Holdings Co. Ltd. 439,797 4,944,009
202,913,521
Luxembourg - 0.2%
spacing
RTL Group SA 73,968 2,039,370
Mexico - 1.1%
spacing
America Movil SAB de CV ADR 464,187 6,642,516
Fresnillo PLC 510,903 3,962,647
10,605,163
Netherlands - 5.1%
spacing
ABN AMRO Bank NV ~ 633,470 9,775,430
ING Groep NV 668,204 10,471,809
Koninklijke Philips NV * 498,739 12,633,693
NN Group NV 224,520 9,790,987
Randstad NV 178,277 7,505,911
50,177,830
Norway - 0.1%
spacing
Norsk Hydro ASA 164,220 903,321
Pakistan - 0.2%
spacing
VEON Ltd. ADR * 59,736 2,395,414
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.6%
spacing
Anglo American PLC 201,885 5,969,164
MTN Group Ltd. 1,194,794 5,806,957
Old Mutual Ltd. 6,101,725 4,057,518
15,833,639
South Korea - 4.4%
spacing
Coway Co. Ltd. 93,334 4,211,192
Hankook Tire & Technology Co. Ltd. 81,100 2,094,011
Hyundai Mobis Co. Ltd. 47,599 7,569,984
KB Financial Group, Inc. 157,417 8,864,302
KT Corp. ADR 586,223 9,098,181
Shinhan Financial Group Co. Ltd. 366,814 11,894,614
43,732,284
Sweden - 1.9%
spacing
SKF AB Class B  397,643 7,463,559
a Shares Value
Telefonaktiebolaget LM Ericsson Class B  1,370,059 $ 11,095,353
18,558,912
Switzerland - 4.1%
spacing
Adecco Group AG 199,254 4,922,118
Novartis AG 175,415 17,077,918
Swatch Group AG 43,958 7,989,845
UBS Group AG (XVTX) 361,964 11,082,152
41,072,033
Taiwan - 0.1%
spacing
Catcher Technology Co. Ltd. 204,576 1,208,454
Thailand - 1.4%
spacing
Kasikornbank PCL 2,947,823 13,417,353
United Kingdom - 12.0%
spacing
Babcock International Group PLC 460,501 2,880,367
British American Tobacco PLC 631,218 22,777,318
British Land Co. PLC REIT 690,303 3,111,773
BT Group PLC 5,028,828 9,064,376
Burberry Group PLC 420,445 5,141,648
CK Hutchison Holdings Ltd. 1,217,967 6,475,254
easyJet PLC 1,152,600 8,057,352
J Sainsbury PLC 1,085,762 3,710,191
Kingfisher PLC 1,963,510 6,103,292
Land Securities Group PLC REIT 759,786 5,548,701
Reckitt Benckiser Group PLC 196,739 11,908,760
Standard Chartered PLC 1,528,417 18,816,637
Tate & Lyle PLC 521,994 4,244,380
WPP PLC 1,131,674 11,665,110
119,505,159
United States - 6.3%
spacing
BP PLC 3,276,127 16,193,784
GSK PLC 1,171,713 19,763,592
Shell PLC 853,744 26,612,049
62,569,425
Total Common Stocks
    (Cost $927,533,326) 951,376,305
EXCHANGE-TRADED FUNDS - 0.3%
iShares Core MSCI EAFE 42,530 2,989,008
a
Total Exchange-Traded Funds
    (Cost $3,169,955) 2,989,008
TOTAL INVESTMENTS - 98.0%
(Cost $954,173,453) 973,272,521
OTHER ASSETS & LIABILITIES, NET - 2.0% 20,024,157
NET ASSETS - 100.0% $ 993,296,678

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
Financial 30 .9%
Consumer, Non-Cyclical 17 .8%
Consumer, Cyclical 13 .7%
Communications 11 .8%
Energy 8 .0%
Industrial 7 .7%
Basic Materials 4 .9%
Others (each less than 3.0%) 3 .2%
98 .0%
Other Assets & Liabilities, Net 2 .0%
100 .0%
Japan 20 .4%
United Kingdom 12 .0%
France 11 .6%
Germany 7 .5%
United States 6 .3%
Netherlands 5 .1%
Italy 4 .8%
South Korea 4 .4%
Switzerland 4 .1%
Brazil 3 .6%
Others (each less than 3.0%) 18 .2%
98 .0%
Other Assets and Liabilities, Net 2 .0%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 3,003,852 $ – $ 3,003,852 $ –
Germany 15,903,356 4,717,415 11,185,941 –
Total Preferred Stocks 18,907,208 4,717,415 14,189,793 –
Common Stocks
Austria 22,484,231 – 22,484,231 –
Belgium 9,800,561 – 9,800,561 –
Brazil 33,256,436 9,259,802 23,996,634 –
Burkina Faso 2,831,095 2,831,095 – –
Canada 8,428,347 8,428,347 – –
China 15,782,706 – 15,782,706 –
Finland 9,144,429 – 9,144,429 –
France 115,115,480 – 115,115,480 –
Germany 58,754,721 – 58,754,721 –
Hong Kong 24,802,157 – 24,802,157 –
India 3,835,031 – 3,835,031 –
Ireland 14,732,900 – 14,732,900 –
Italy 47,476,332 – 47,476,332 –
Japan 202,913,521 – 202,913,521 –
Luxembourg 2,039,370 – 2,039,370 –
Mexico 10,605,163 6,642,516 3,962,647 –
Netherlands 50,177,830 – 50,177,830 –
Norway 903,321 – 903,321 –
Pakistan 2,395,414 2,395,414 – –
Russia 1 – – 1
South Africa 15,833,639 – 15,833,639 –
South Korea 43,732,284 9,098,181 34,634,103 –
Sweden 18,558,912 – 18,558,912 –
Switzerland 41,072,033 – 41,072,033 –
Taiwan 1,208,454 – 1,208,454 –
Thailand 13,417,353 – 13,417,353 –
United Kingdom 119,505,159 4,244,380 115,260,779 –
United States 62,569,425 – 62,569,425 –
Total Common Stocks 951,376,305 42,899,735 908,476,569 1
Exchange-Traded Funds 2,989,008 2,989,008 – –
Total $ 973,272,521 $ 50,606,158 $ 922,666,362 $ 1

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value
Rights * ± Ω 11,083 $ 23,939
Frequency Therapeutics, Inc. - Contingent
Value Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,006
31,945
Total Rights
    (Cost $18,878) 31,945
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50
Exp 06/08/26 * 3,646 16
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 799
815
Total Warrants
    (Cost $16,587) 815
COMMON STOCKS - 97.2%
Consumer, Non-Cyclical - 96.8%
spacing
4D Molecular Therapeutics, Inc. * 7,946 44,259
Abbott Laboratories 131,638 14,889,574
AbbVie, Inc. 98,996 17,591,589
AC Immune SA * (Switzerland)  42,775 115,493
Agilent Technologies, Inc. 10,661 1,432,199
Alcon AG 22,500 1,910,025
Align Technology, Inc. * 5,775 1,204,145
Allogene Therapeutics, Inc. * 76,069 162,027
Alnylam Pharmaceuticals, Inc. * 25,298 5,952,872
Amgen, Inc. 37,158 9,684,861
Arcellx, Inc. * 4,664 357,682
Argenx SE ADR * (Netherlands)  11,437 7,033,755
Ascendis Pharma AS ADR * (Denmark)  6,665 917,571
AstraZeneca PLC (United Kingdom)  22,195 2,893,775
Autolus Therapeutics PLC ADR * (United
Kingdom)  45,871 107,797
Avidity Biosciences, Inc. * 12,580 365,826
Beam Therapeutics, Inc. * 14,653 363,394
Becton Dickinson & Co. 29,457 6,682,910
BeiGene Ltd. ADR * (China)  4,907 906,372
Bio-Techne Corp. 11,750 846,353
Biogen, Inc. * 23,083 3,529,852
Biohaven Ltd. * 17,311 646,566
BioMarin Pharmaceutical, Inc. * 15,082 991,340
BioNTech SE ADR * (Germany)  5,395 614,760
Blueprint Medicines Corp. * 19,002 1,657,354
Boston Scientific Corp. * 301,931 26,968,477
Bridgebio Pharma, Inc. * 11,938 327,579
Bristol-Myers Squibb Co. 98,530 5,572,857
Cencora, Inc. 16,666 3,744,517
CG oncology, Inc. * 3,745 107,407
Cigna Group 7,010 1,935,741
Cooper Cos., Inc. * 33,381 3,068,715
Daiichi Sankyo Co. Ltd. (Japan)  39,700 1,086,321
Danaher Corp. 51,468 11,814,479
a Shares Value
Denali Therapeutics, Inc. * 24,986 $ 509,215
Dexcom, Inc. * 41,547 3,231,110
Disc Medicine, Inc. * 5,218 330,821
Dyne Therapeutics, Inc. * 17,321 408,083
Edgewise Therapeutics, Inc. * 5,860 156,462
Edwards Lifesciences Corp. * 72,979 5,402,635
Elevance Health, Inc. 10,570 3,899,273
Eli Lilly & Co. 42,319 32,670,268
Exact Sciences Corp. * 22,175 1,246,013
GE HealthCare Technologies, Inc. 52,897 4,135,488
Gilead Sciences, Inc. 107,928 9,969,309
Glaukos Corp. * 10,099 1,514,244
Guardant Health, Inc. * 17,358 530,287
HCA Healthcare, Inc. 4,314 1,294,847
Humana, Inc. 13,300 3,374,343
IDEXX Laboratories, Inc. * 4,685 1,936,966
Illumina, Inc. * 8,275 1,105,788
Immatics NV * (Germany)  15,428 109,693
Inari Medical, Inc. * 4,990 254,740
Incyte Corp. * 10,934 755,211
Insmed, Inc. * 31,982 2,208,037
Inspire Medical Systems, Inc. * 4,149 769,142
Intuitive Surgical, Inc. * 35,925 18,751,413
Ionis Pharmaceuticals, Inc. * 13,404 468,604
IQVIA Holdings, Inc. * 4,761 935,584
Johnson & Johnson 59,058 8,540,968
Labcorp Holdings, Inc. 4,763 1,092,251
Legend Biotech Corp. ADR * 7,513 244,473
McKesson Corp. 6,721 3,830,365
Medtronic PLC 51,603 4,122,048
Merck & Co., Inc. 59,330 5,902,148
Merus NV * (Netherlands)  16,204 681,378
MoonLake Immunotherapeutics * 5,783 313,149
Natera, Inc. * 19,432 3,076,086
Neumora Therapeutics, Inc. * 17,388 184,313
Neurocrine Biosciences, Inc. * 13,856 1,891,344
Neurogene, Inc. * 14,735 336,842
Novocure Ltd. * 30,158 898,708
Nurix Therapeutics, Inc. * 31,816 599,413
Nuvalent, Inc. Class A * 19,939 1,560,825
Nyxoah SA * (Belgium)  21,110 168,880
Orchestra BioMed Holdings, Inc. * 12,971 51,884
Penumbra, Inc. * 8,716 2,069,876
Pfizer, Inc. 156,886 4,162,186
Protagonist Therapeutics, Inc. * 14,098 544,183
PTC Therapeutics, Inc. * 14,726 664,732
Quest Diagnostics, Inc. 8,307 1,253,194
Regeneron Pharmaceuticals, Inc. * 5,239 3,731,897
REGENXBIO, Inc. * 13,330 103,041
Repligen Corp. * 9,609 1,383,119
REVOLUTION Medicines, Inc. * 7,790 340,735
Rhythm Pharmaceuticals, Inc. * 35,661 1,996,303
Roche Holding AG 9,922 2,774,257
Rocket Pharmaceuticals, Inc. * 13,162 165,446
Roivant Sciences Ltd. * 40,919 484,072
Sagimet Biosciences, Inc. Class A * 15,638 70,371
Sanofi SA 30,965 3,010,131
Sarepta Therapeutics, Inc. * 24,358 2,961,689
Scholar Rock Holding Corp. * 12,180 526,420
Septerna, Inc. * 4,547 104,126
STERIS PLC 6,740 1,385,474
Stoke Therapeutics, Inc. * 49,875 550,121
Structure Therapeutics, Inc. ADR * 10,057 272,746
Stryker Corp. 34,771 12,519,299

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund's composition by health care sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $31,945 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  124,992 $ 2,754,824
Thermo Fisher Scientific, Inc. 21,770 11,325,407
TScan Therapeutics, Inc. * 35,028 106,485
UCB SA (Belgium)  6,001 1,194,581
Ultragenyx Pharmaceutical, Inc. * 10,314 433,910
UnitedHealth Group, Inc. 32,655 16,518,858
Vaxcyte, Inc. * 11,051 904,635
Vertex Pharmaceuticals, Inc. * 20,047 8,072,927
Viking Therapeutics, Inc. * 6,433 258,864
Voyager Therapeutics, Inc. * 23,048 130,682
Waters Corp. * 13,764 5,106,169
WaVe Life Sciences Ltd. * 13,505 167,057
West Pharmaceutical Services, Inc. 7,287 2,386,930
Xenon Pharmaceuticals, Inc. * (Canada)  25,286 991,211
Zealand Pharma AS * (Denmark)  6,025 599,337
Zoetis, Inc. 28,578 4,656,214
361,672,604
Diversified - 0.1%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 442,628
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 834 1,020,549
Total Common Stocks
    (Cost $323,428,908) 363,135,781
TOTAL INVESTMENTS - 97.2%
(Cost $323,464,373) 363,168,541
OTHER ASSETS & LIABILITIES, NET - 2.8% 10,482,483
NET ASSETS - 100.0% $ 373,651,024
Medical-Drugs 25 .6%
Medical-Biomedical/Gene 19 .3%
Medical Instruments 14 .5%
Medical Products 12 .1%
Diagnostic Equipment 8 .3%
Medical-HMO 6 .9%
Others (each less than 3.0%) 10 .5%
97 .2%
Other Assets and Liabilities, Net 2 .8%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 31,945 $ – $ – $ 31,945
Warrants 815 815 – –
Common Stocks
Consumer, Non-Cyclical 361,672,604 350,114,202 11,558,402 –
Diversified 442,628 442,628 – –
Industrial 1,020,549 1,020,549 – –
Total Common Stocks 363,135,781 351,577,379 11,558,402 –
Total $ 363,168,541 $ 351,578,194 $ 11,558,402 $ 31,945

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund's composition by real estate sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
COMMON STOCKS - 99.2%
Consumer, Cyclical - 0.7%
spacing
Marriott Vacations Worldwide Corp. 27,301 $ 2,451,630
Financial - 98.5%
spacing
American Healthcare REIT, Inc. 269,592 7,661,805
American Homes 4 Rent Class A REIT 312,244 11,684,171
American Tower Corp. REIT 40,007 7,337,684
Americold Realty Trust, Inc. REIT 334,531 7,158,963
AvalonBay Communities, Inc. REIT 98,049 21,567,839
Broadstone Net Lease, Inc. REIT 301,034 4,774,399
Cousins Properties, Inc. REIT 252,367 7,732,525
Digital Realty Trust, Inc. REIT 79,482 14,094,543
Equinix, Inc. REIT 41,058 38,713,178
Equity LifeStyle Properties, Inc. REIT 100,739 6,709,217
Equity Residential REIT 156,561 11,234,817
Essex Property Trust, Inc. REIT 34,081 9,728,081
Extra Space Storage, Inc. REIT 141,229 21,127,858
Gaming & Leisure Properties, Inc. REIT 167,629 8,073,013
Healthpeak Properties, Inc. REIT 436,200 8,841,774
InvenTrust Properties Corp. REIT 125,173 3,771,463
Invitation Homes, Inc. REIT 418,262 13,371,836
Kilroy Realty Corp. REIT 110,285 4,461,028
Lineage, Inc. REIT 45,413 2,659,839
National Health Investors, Inc. REIT 51,710 3,583,503
NETSTREIT Corp. REIT 134,590 1,904,449
NNN REIT, Inc. 130,777 5,342,240
Prologis, Inc. REIT 236,684 25,017,499
Regency Centers Corp. REIT 209,282 15,472,218
Retail Opportunity Investments Corp. REIT 223,404 3,878,293
Rexford Industrial Realty, Inc. REIT 173,345 6,701,518
Ryman Hospitality Properties, Inc. REIT 73,215 7,639,253
Sabra Health Care REIT, Inc. 445,733 7,720,096
Simon Property Group, Inc. REIT 40,182 6,919,742
Sunstone Hotel Investors, Inc. REIT 192,223 2,275,920
Terreno Realty Corp. REIT 90,515 5,353,057
Ventas, Inc. REIT 390,443 22,993,188
VICI Properties, Inc. REIT 497,569 14,533,991
Vornado Realty Trust REIT 136,531 5,739,763
Welltower, Inc. REIT 244,342 30,794,422
376,573,185
Total Common Stocks
    (Cost $352,517,308) 379,024,815
TOTAL INVESTMENTS - 99.2%
(Cost $352,517,308) 379,024,815
OTHER ASSETS & LIABILITIES, NET - 0.8% 3,201,157
NET ASSETS - 100.0% $ 382,225,972
REITS-Diversified 23 .9%
REITS-Health Care 21 .3%
REITS-Apartments 17 .7%
REITS-Warehouse/Industrial 12 .3%
REITS-Shopping Centers 5 .6%
REITS-Storage 5 .5%
REITS-Office Property 4 .7%
Others (each less than 3.0%) 8 .2%
99 .2%
Other Assets and Liabilities, Net 0 .8%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 379,024,815 $ 379,024,815 $ – $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund's composition by technology sector as a percentage of net assets was as follows:
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 97.1%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 93,818
Communications - 11.8%
spacing
Airbnb, Inc. Class A * 8,900 1,169,549
Amazon.com, Inc. * 33,800 7,415,382
Cisco Systems, Inc. 242,600 14,361,920
Maplebear, Inc. * 1,800 74,556
Netflix, Inc. * 3,600 3,208,752
Okta, Inc. * 113,800 8,967,440
Shopify, Inc. Class A * (Canada)  84,300 8,963,619
Uber Technologies, Inc. * 77,100 4,650,672
48,811,890
Industrial - 0.9%
spacing
Amphenol Corp. Class A  53,303 3,701,893
Technology - 84.4%
spacing
Apple, Inc. 295,300 73,949,026
ASML Holding NV (Netherlands)  5,100 3,572,214
Astera Labs, Inc. * 25,300 3,350,985
Broadcom, Inc. 4,200 973,728
Crowdstrike Holdings, Inc. Class A * 2,400 821,184
Datadog, Inc. Class A * 56,200 8,030,418
GLOBALFOUNDRIES, Inc. * 252,503 10,834,904
HubSpot, Inc. * 7,500 5,225,775
International Business Machines Corp. 1,979 435,043
Manhattan Associates, Inc. * 10,200 2,756,448
Marvell Technology, Inc. 164,504 18,169,467
Micron Technology, Inc. 91,800 7,725,888
Microsoft Corp. 93,700 39,494,550
Monolithic Power Systems, Inc. 10,400 6,153,680
NVIDIA Corp. 667,700 89,665,433
NXP Semiconductors NV (China)  40,821 8,484,645
ON Semiconductor Corp. * 218,500 13,776,425
Palantir Technologies, Inc. Class A * 28,000 2,117,640
Salesforce, Inc. 29,500 9,862,735
Seagate Technology Holdings PLC 23,200 2,002,392
ServiceNow, Inc. * 14,300 15,159,716
Snowflake, Inc. Class A * 29,970 4,627,668
Super Micro Computer, Inc. * 30,300 923,544
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  52,000 10,269,480
Teradyne, Inc. 35,100 4,419,792
Western Digital Corp. * 91,700 5,468,071
Zscaler, Inc. * 5,700 1,028,337
349,299,188
Total Common Stocks
    (Cost $336,231,960) 401,906,789
a Shares Value
TOTAL INVESTMENTS - 97.1%
(Cost $336,231,960) $ 401,906,789
OTHER ASSETS & LIABILITIES, NET - 2.9% 12,131,644
NET ASSETS - 100.0% $ 414,038,433
Electronic Components-Semiconductor 35 .6%
Computers 17 .9%
Applications Software 13 .2%
Enterprise Software/Services 4 .8%
Semicon Component-Integrator Circuit 4 .5%
Internet Application Software 4 .3%
Networking Products 3 .5%
Computer Software 3 .1%
Others (each less than 3.0%) 10 .2%
97 .1%
Other Assets and Liabilities, Net 2 .9%
100 .0%

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 93,818 $ – $ 93,818 $ –
Communications 48,811,890 48,811,890 – –
Industrial 3,701,893 3,701,893 – –
Technology 349,299,188 345,726,974 3,572,214 –
Total Common Stocks 401,906,789 398,240,757 3,666,032 –
Total $ 401,906,789 $ 398,240,757 $ 3,666,032 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I  247,210 $ 2,116,119
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  34,420 300,139
Calvert Green Bond Fund Class R6  327,051 4,549,277
Calvert High Yield Bond Fund Class R6  56,426 1,377,934
Calvert Small Cap Fund Class R6  39,176 1,448,339
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  34,796 1,444,395
DFA Social Fixed Income Portfolio
Class Institutional  235,654 2,113,817
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  187,666 8,561,330
Fidelity International Sustainability Index
Fund Class Institutional  305,123 3,688,934
Fidelity U.S. Sustainability Index Fund
Class Institutional  159,794 4,145,051
a
Total Mutual Funds
    (Cost $28,855,454) 29,745,335
TOTAL INVESTMENTS - 100.2%
(Cost $28,855,454) 29,745,335
OTHER ASSETS & LIABILITIES, NET - (0.2%) (56,739)
NET ASSETS - 100.0% $ 29,688,596
Equity Mutual Funds 66 .0%
Fixed Income Mutual Funds 34 .2%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 29,745,335 $ 29,745,335 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I  76,975 $ 658,905
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  62,497 544,971
Calvert Green Bond Fund Class R6  110,881 1,542,352
Calvert High Yield Bond Fund Class R6  50,101 1,223,477
Calvert Small Cap Fund Class R6  39,846 1,473,117
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  27,808 1,154,316
DFA Social Fixed Income Portfolio
Class Institutional  73,377 658,188
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  153,933 7,022,415
Fidelity International Sustainability Index
Fund Class Institutional  310,338 3,751,982
Fidelity U.S. Sustainability Index Fund
Class Institutional  134,708 3,494,325
a
Total Mutual Funds
    (Cost $20,607,358) 21,524,048
TOTAL INVESTMENTS - 100.2%
(Cost $20,607,358) 21,524,048
OTHER ASSETS & LIABILITIES, NET - (0.2%) (40,593)
NET ASSETS - 100.0% $ 21,483,455
Equity Mutual Funds 81 .2%
Fixed Income Mutual Funds 19 .0%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 21,524,048 $ 21,524,048 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 84.1%
Avantis Core Fixed Income ETF 1,089,870 $ 44,216,026
Avantis Emerging Markets Equity ETF 54,333 3,194,237
Avantis International Equity ETF 675,155 41,434,262
Avantis Real Estate ETF 74,704 3,131,592
Avantis Short-Term Fixed Income ETF 288,282 13,301,331
Avantis U.S. Large Cap Equity ETF 1,172,118 79,176,571
Avantis U.S. Large Cap Value ETF 431,448 28,807,783
Avantis U.S. Small Cap Equity ETF 147,404 8,012,881
Avantis U.S. Small Cap Value ETF 86,240 8,324,747
Vanguard Russell 1000 Growth ETF 386,165 39,890,845
a
Total Exchange-Traded Funds
    (Cost $251,395,893) 269,490,275
MUTUAL FUNDS - 15.9%
American Century Diversified Bond Fund
Class I  4,886,478 44,222,626
American Century Small Cap Growth Fund
Class I  299,087 6,738,419
a
Total Mutual Funds
    (Cost $51,587,212) 50,961,045
TOTAL INVESTMENTS - 100.0%
(Cost $302,983,105) 320,451,320
OTHER ASSETS & LIABILITIES, NET - 0.0% 41,299
NET ASSETS - 100.0% $ 320,492,619
Equity Exchange-Traded Funds 66 .1%
Fixed Income Exchange-Traded Funds 18 .0%
Fixed Income Mutual Funds 13 .8%
Equity Mutual Funds 2 .1%
100 .0%
Other Assets & Liabilities, Net 0 .0%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 269,490,275 $ 269,490,275 $ – $ –
Mutual Funds 50,961,045 50,961,045 – –
Total $ 320,451,320 $ 320,451,320 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 1,632,828 $ 19,779,641
PD Aggregate Bond Index Portfolio
Class P * 16,359,198 210,872,053
PD High Yield Bond Market Portfolio
Class P * 1,532,349 31,894,603
PD Large-Cap Growth Index Portfolio
Class P * 659,041 72,729,313
PD Large-Cap Value Index Portfolio
Class P * 1,333,230 67,803,522
PD Mid-Cap Index Portfolio Class P * 907,714 13,881,305
PD Small-Cap Growth Index Portfolio
Class P * 97,485 4,598,625
PD Small-Cap Value Index Portfolio
Class P * 241,270 9,207,228
PD Emerging Markets Index Portfolio
Class P * 127,606 2,400,717
PD International Large-Cap Index Portfolio
Class P * 1,764,871 47,171,967
a
Total Affiliated Mutual Funds
    (Cost $428,461,162) 480,338,974
TOTAL INVESTMENTS - 100.0%
(Cost $428,461,162) 480,338,974
OTHER ASSETS & LIABILITIES, NET - (0.0%) (215,467)
NET ASSETS - 100.0% $ 480,123,507
Affiliated Fixed Income Funds 54 .7%
Affiliated Equity Funds 45 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 480,338,974 $ 480,338,974 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 6,494,133 $ 78,668,201
PD Aggregate Bond Index Portfolio
Class P * 50,855,299 655,531,010
PD High Yield Bond Market Portfolio
Class P * 5,625,749 117,095,389
PD Large-Cap Growth Index Portfolio
Class P * 5,242,509 578,544,009
PD Large-Cap Value Index Portfolio
Class P * 9,995,918 508,358,241
PD Mid-Cap Index Portfolio Class P * 9,627,535 147,230,081
PD Small-Cap Growth Index Portfolio
Class P * 775,488 36,581,736
PD Small-Cap Value Index Portfolio
Class P * 1,919,330 73,244,492
PD Emerging Markets Index Portfolio
Class P * 1,353,399 25,462,127
PD International Large-Cap Index Portfolio
Class P * 11,699,249 312,700,818
a
Total Affiliated Mutual Funds
    (Cost $1,999,521,225) 2,533,416,104
TOTAL INVESTMENTS - 100.0%
(Cost $1,999,521,225) 2,533,416,104
OTHER ASSETS & LIABILITIES, NET - (0.0%) (1,026,794)
NET ASSETS - 100.0% $ 2,532,389,310
Affiliated Equity Funds 66 .4%
Affiliated Fixed Income Funds 33 .6%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,533,416,104 $ 2,533,416,104 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 2,676,298 $ 32,419,960
PD Aggregate Bond Index Portfolio
Class P * 18,903,604 243,669,766
PD High Yield Bond Market Portfolio
Class P * 5,667,289 117,960,018
PD Large-Cap Growth Index Portfolio
Class P * 4,896,850 540,398,345
PD Large-Cap Value Index Portfolio
Class P * 9,444,890 480,334,840
PD Mid-Cap Index Portfolio Class P * 8,596,683 131,465,668
PD Small-Cap Growth Index Portfolio
Class P * 1,065,291 50,252,497
PD Small-Cap Value Index Portfolio
Class P * 1,845,612 70,431,311
PD Emerging Markets Index Portfolio
Class P * 2,788,731 52,465,690
PD International Large-Cap Index Portfolio
Class P * 13,500,113 360,834,827
a
Total Affiliated Mutual Funds
    (Cost $1,662,143,220) 2,080,232,922
TOTAL INVESTMENTS - 100.0%
(Cost $1,662,143,220) 2,080,232,922
OTHER ASSETS & LIABILITIES, NET - (0.0%) (862,926)
NET ASSETS - 100.0% $ 2,079,369,996
Affiliated Equity Funds 81 .1%
Affiliated Fixed Income Funds 18 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,080,232,922 $ 2,080,232,922 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.3%
PD 1-3 Year Corporate Bond Portfolio
Class P * 2,739 $ 33,182
PD Aggregate Bond Index Portfolio
Class P * 7,591 97,846
PD High Yield Bond Market Portfolio
Class P * 4,749 98,849
PD Large-Cap Growth Index Portfolio
Class P * 16,786 1,852,439
PD Large-Cap Value Index Portfolio
Class P * 32,332 1,644,320
PD Mid-Cap Index Portfolio Class P * 34,794 532,095
PD Small-Cap Growth Index Portfolio
Class P * 3,958 186,700
PD Small-Cap Value Index Portfolio
Class P * 6,533 249,297
PD Emerging Markets Index Portfolio
Class P * 10,280 193,400
PD International Large-Cap Index Portfolio
Class P * 56,010 1,497,062
a
Total Affiliated Mutual Funds
    (Cost $6,313,094) 6,385,190
TOTAL INVESTMENTS - 100.3%
(Cost $6,313,094) 6,385,190
OTHER ASSETS & LIABILITIES, NET - (0.3%) (20,913)
NET ASSETS - 100.0% $ 6,364,277
Affiliated Equity Funds 96 .7%
Affiliated Fixed Income Funds 3 .6%
100 .3%
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,385,190 $ 6,385,190 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 2,561,478 $ 25,413,298
Core Income Portfolio Class P * 3,073,354 38,585,966
Diversified Bond Portfolio Class P * 13,471,124 188,210,034
Floating Rate Income Portfolio Class P * 585,393 9,990,249
High Yield Bond Portfolio Class P * 3,770,162 44,499,771
Inflation Managed Portfolio Class P * 1,376,826 19,527,516
Intermediate Bond Portfolio Class P * 9,484,463 89,506,432
Managed Bond Portfolio Class P * 10,404,086 161,203,721
Short Duration Bond Portfolio Class P * 8,007,578 94,654,491
Emerging Markets Debt Portfolio Class P * 1,451,441 19,744,495
Equity Index Portfolio Class P * 4,228 674,983
Focused Growth Portfolio Class P * 63,951 4,848,454
Growth Portfolio Class P * 165,858 14,449,456
Large-Cap Core Portfolio Class P * 423,490 40,952,759
Large-Cap Growth Portfolio Class P * 796,585 27,387,459
Large-Cap Plus Bond Alpha Portfolio
Class P * 1,780,560 18,341,752
Large-Cap Value Portfolio Class P * 461,142 20,405,898
Mid-Cap Growth Portfolio Class P * 627,850 18,953,997
Mid-Cap Plus Bond Alpha Portfolio
Class P * 181,792 8,498,849
Mid-Cap Value Portfolio Class P * 201,649 9,847,566
QQQ Plus Bond Alpha Portfolio Class P * 486,350 5,038,588
Small-Cap Equity Portfolio Class P * 256,923 11,050,939
Small-Cap Growth Portfolio Class P * 107,093 3,642,443
Small-Cap Plus Bond Alpha Portfolio
Class P * 194,102 1,970,781
Small-Cap Value Portfolio Class P * 182,873 6,595,634
Value Portfolio Class P * 749,096 19,286,682
Value Advantage Portfolio Class P * 510,801 15,635,434
International Equity Plus Bond Alpha
Portfolio Class P * 537,924 5,219,895
International Growth Portfolio Class P * 677,487 6,490,143
International Large-Cap Portfolio Class P * 652,418 10,201,627
International Small-Cap Portfolio Class P * 536,950 9,575,101
International Value Portfolio Class P * 822,005 16,391,609
Real Estate Portfolio Class P * 124,900 4,758,491
a
Total Affiliated Mutual Funds
    (Cost $919,751,023) 971,554,513
TOTAL INVESTMENTS - 100.0%
(Cost $919,751,023) 971,554,513
OTHER ASSETS & LIABILITIES, NET - (0.0%) (387,762)
NET ASSETS - 100.0% $ 971,166,751
Affiliated Fixed Income Funds 71 .2%
Affiliated Equity Funds 28 .8%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 971,554,513 $ 971,554,513 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 3,216,587 $ 31,912,859
Core Income Portfolio Class P * 3,930,128 49,342,769
Diversified Bond Portfolio Class P * 16,629,516 232,337,082
Floating Rate Income Portfolio Class P * 877,369 14,973,080
High Yield Bond Portfolio Class P * 5,022,878 59,285,748
Inflation Managed Portfolio Class P * 1,547,752 21,951,746
Intermediate Bond Portfolio Class P * 12,074,209 113,946,286
Managed Bond Portfolio Class P * 13,021,997 201,766,346
Short Duration Bond Portfolio Class P * 5,053,319 59,733,332
Emerging Markets Debt Portfolio Class P * 543,854 7,398,250
Equity Index Portfolio Class P * 29,876 4,769,448
Focused Growth Portfolio Class P * 169,161 12,824,880
Growth Portfolio Class P * 480,611 41,870,577
Large-Cap Core Portfolio Class P * 1,099,778 106,351,956
Large-Cap Growth Portfolio Class P * 2,073,776 71,298,664
Large-Cap Plus Bond Alpha Portfolio
Class P * 4,415,068 45,480,123
Large-Cap Value Portfolio Class P * 908,846 40,217,154
Mid-Cap Growth Portfolio Class P * 1,000,815 30,213,342
Mid-Cap Plus Bond Alpha Portfolio
Class P * 196,168 9,170,965
Mid-Cap Value Portfolio Class P * 48,939 2,389,925
QQQ Plus Bond Alpha Portfolio Class P * 1,139,863 11,808,988
Small-Cap Equity Portfolio Class P * 442,905 19,050,538
Small-Cap Growth Portfolio Class P * 296,359 10,079,786
Small-Cap Index Portfolio Class P * 56,588 2,083,748
Small-Cap Plus Bond Alpha Portfolio
Class P * 566,212 5,748,928
Small-Cap Value Portfolio Class P * 135,131 4,873,719
Value Portfolio Class P * 1,747,317 44,987,493
Value Advantage Portfolio Class P * 1,162,365 35,579,569
Emerging Markets Portfolio Class P * 772,498 14,366,790
International Equity Plus Bond Alpha
Portfolio Class P * 1,399,068 13,576,253
International Growth Portfolio Class P * 2,855,232 27,352,353
International Large-Cap Portfolio Class P * 1,983,249 31,011,344
International Small-Cap Portfolio Class P * 804,835 14,352,131
International Value Portfolio Class P * 2,130,762 42,489,534
Real Estate Portfolio Class P * 374,441 14,265,573
a
Total Affiliated Mutual Funds
    (Cost $1,342,089,472) 1,448,861,279
TOTAL INVESTMENTS - 100.0%
(Cost $1,342,089,472) 1,448,861,279
OTHER ASSETS & LIABILITIES, NET - (0.0%) (564,701)
NET ASSETS - 100.0% $ 1,448,296,578
Affiliated Fixed Income Funds 54 .7%
Affiliated Equity Funds 45 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,448,861,279 $ 1,448,861,279 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 9,035,148 $ 89,640,796
Core Income Portfolio Class P * 11,070,647 138,992,001
Diversified Bond Portfolio Class P * 47,160,898 658,902,262
Floating Rate Income Portfolio Class P * 2,031,446 34,668,425
High Yield Bond Portfolio Class P * 17,444,618 205,901,337
Inflation Managed Portfolio Class P * 2,389,034 33,883,640
Intermediate Bond Portfolio Class P * 29,105,578 274,674,110
Managed Bond Portfolio Class P * 34,332,200 531,952,403
Short Duration Bond Portfolio Class P * 20,475,592 242,034,065
Emerging Markets Debt Portfolio Class P * 2,518,433 34,259,192
Equity Index Portfolio Class P * 167,689 26,770,416
Focused Growth Portfolio Class P * 1,871,253 141,868,723
Growth Portfolio Class P * 2,916,238 254,061,223
Large-Cap Core Portfolio Class P * 7,519,298 727,139,439
Large-Cap Growth Portfolio Class P * 14,355,877 493,570,549
Large-Cap Plus Bond Alpha Portfolio
Class P * 30,344,936 312,586,677
Large-Cap Value Portfolio Class P * 5,794,016 256,389,703
Mid-Cap Growth Portfolio Class P * 7,334,014 221,404,699
Mid-Cap Plus Bond Alpha Portfolio
Class P * 1,537,555 71,881,442
Mid-Cap Value Portfolio Class P * 1,266,351 61,842,563
QQQ Plus Bond Alpha Portfolio Class P * 7,456,987 77,254,462
Small-Cap Equity Portfolio Class P * 2,674,987 115,058,494
Small-Cap Growth Portfolio Class P * 2,096,554 71,308,204
Small-Cap Index Portfolio Class P * 471,645 17,367,510
Small-Cap Plus Bond Alpha Portfolio
Class P * 3,389,949 34,419,244
Small-Cap Value Portfolio Class P * 1,430,215 51,583,107
Value Portfolio Class P * 11,844,806 304,963,554
Value Advantage Portfolio Class P * 8,351,148 255,625,692
Emerging Markets Portfolio Class P * 3,577,192 66,528,056
International Equity Plus Bond Alpha
Portfolio Class P * 8,547,813 82,946,142
International Growth Portfolio Class P * 23,716,392 227,196,607
International Large-Cap Portfolio Class P * 11,892,102 185,952,440
International Small-Cap Portfolio Class P * 5,590,303 99,688,516
International Value Portfolio Class P * 11,645,433 232,221,644
Real Estate Portfolio Class P * 866,918 33,028,090
a
Total Affiliated Mutual Funds
    (Cost $5,832,497,479) 6,667,565,427
TOTAL INVESTMENTS - 100.0%
(Cost $5,832,497,479) 6,667,565,427
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,485,583)
NET ASSETS - 100.0% $ 6,665,079,844
Affiliated Equity Funds 66 .3%
Affiliated Fixed Income Funds 33 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,667,565,427 $ 6,667,565,427 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 4,584,895 $ 45,488,316
Core Income Portfolio Class P * 1,693,804 21,265,716
Diversified Bond Portfolio Class P * 22,481,053 314,091,065
Floating Rate Income Portfolio Class P * 1,930,780 32,950,476
High Yield Bond Portfolio Class P * 16,580,224 195,698,771
Inflation Managed Portfolio Class P * 2,270,663 32,204,793
Intermediate Bond Portfolio Class P * 16,051,618 151,481,753
Managed Bond Portfolio Class P * 15,524,727 240,544,326
Short Duration Bond Portfolio Class P * 13,900,678 164,314,549
Emerging Markets Debt Portfolio Class P * 2,393,639 32,561,575
Focused Growth Portfolio Class P * 835,500 63,343,269
Growth Portfolio Class P * 3,610,558 314,549,994
Large-Cap Core Portfolio Class P * 8,199,274 792,895,235
Large-Cap Growth Portfolio Class P * 16,410,292 564,203,534
Large-Cap Plus Bond Alpha Portfolio
Class P * 32,178,307 331,472,443
Large-Cap Value Portfolio Class P * 6,633,722 293,547,368
Mid-Cap Growth Portfolio Class P * 6,869,625 207,385,368
Mid-Cap Plus Bond Alpha Portfolio
Class P * 1,592,893 74,468,526
Mid-Cap Value Portfolio Class P * 1,140,267 55,685,255
QQQ Plus Bond Alpha Portfolio Class P * 7,770,949 80,507,109
Small-Cap Equity Portfolio Class P * 2,895,606 124,547,921
Small-Cap Growth Portfolio Class P * 3,804,220 129,389,550
Small-Cap Index Portfolio Class P * 232,441 8,559,238
Small-Cap Plus Bond Alpha Portfolio
Class P * 4,008,932 40,703,973
Small-Cap Value Portfolio Class P * 1,784,175 64,349,287
Value Portfolio Class P * 12,632,089 325,233,423
Value Advantage Portfolio Class P * 8,444,917 258,495,930
Emerging Markets Portfolio Class P * 8,499,824 158,078,405
International Equity Plus Bond Alpha
Portfolio Class P * 11,063,371 107,356,569
International Growth Portfolio Class P * 32,516,774 311,501,881
International Large-Cap Portfolio Class P * 17,215,788 269,196,970
International Small-Cap Portfolio Class P * 7,084,434 126,332,457
International Value Portfolio Class P * 14,385,735 286,866,019
Real Estate Portfolio Class P * 2,471,918 94,175,897
a
Total Affiliated Mutual Funds
    (Cost $5,466,830,157) 6,313,446,961
TOTAL INVESTMENTS - 100.0%
(Cost $5,466,830,157) 6,313,446,961
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,349,550)
NET ASSETS - 100.0% $ 6,311,097,411
Affiliated Equity Funds 80 .5%
Affiliated Fixed Income Funds 19 .5%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,313,446,961 $ 6,313,446,961 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 348,185 $ 3,454,466
Diversified Bond Portfolio Class P * 979,982 13,691,684
Floating Rate Income Portfolio Class P * 489,937 8,361,200
High Yield Bond Portfolio Class P * 1,402,443 16,553,235
Intermediate Bond Portfolio Class P * 138,666 1,308,611
Managed Bond Portfolio Class P * 390,791 6,055,027
Short Duration Bond Portfolio Class P * 705,467 8,339,050
Focused Growth Portfolio Class P * 233,017 17,666,127
Growth Portfolio Class P * 1,082,790 94,332,110
Large-Cap Core Portfolio Class P * 2,275,277 220,026,385
Large-Cap Growth Portfolio Class P * 4,824,107 165,857,993
Large-Cap Plus Bond Alpha Portfolio
Class P * 9,232,729 95,107,402
Large-Cap Value Portfolio Class P * 1,922,982 85,093,447
Mid-Cap Growth Portfolio Class P * 2,476,645 74,766,817
Mid-Cap Plus Bond Alpha Portfolio
Class P * 450,267 21,050,195
Mid-Cap Value Portfolio Class P * 427,641 20,883,940
QQQ Plus Bond Alpha Portfolio Class P * 2,220,957 23,009,141
Small-Cap Equity Portfolio Class P * 616,585 26,520,986
Small-Cap Growth Portfolio Class P * 905,677 30,803,971
Small-Cap Index Portfolio Class P * 147,476 5,430,556
Small-Cap Plus Bond Alpha Portfolio
Class P * 1,076,323 10,928,253
Small-Cap Value Portfolio Class P * 758,980 27,373,882
Value Portfolio Class P * 3,621,829 93,249,796
Value Advantage Portfolio Class P * 2,508,958 76,798,310
Emerging Markets Portfolio Class P * 3,019,738 56,160,624
International Equity Plus Bond Alpha
Portfolio Class P * 3,463,434 33,608,414
International Growth Portfolio Class P * 9,879,431 94,642,270
International Large-Cap Portfolio Class P * 6,002,158 93,853,549
International Small-Cap Portfolio Class P * 3,146,223 56,104,713
International Value Portfolio Class P * 4,468,232 89,101,038
Real Estate Portfolio Class P * 627,322 23,899,921
a
Total Affiliated Mutual Funds
    (Cost $1,361,212,728) 1,594,033,113
TOTAL INVESTMENTS - 100.0%
(Cost $1,361,212,728) 1,594,033,113
OTHER ASSETS & LIABILITIES, NET - (0.0%) (612,105)
NET ASSETS - 100.0% $ 1,593,421,008
Affiliated Equity Funds 96 .4%
Affiliated Fixed Income Funds 3 .6%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,594,033,113 $ 1,594,033,113 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 99.0%
Basic Materials - 0.6%
Albemarle Corp.
4.650% due 06/01/27  $ 100,000 $ 99,234
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 52,026
BHP Billiton Finance USA Ltd. (Australia)
5.250% due 09/08/26  100,000 101,114
Celanese U.S. Holdings LLC
6.165% due 07/15/27  250,000 253,809
Nutrien Ltd. (Canada)
5.200% due 06/21/27  110,000 111,205
Sherwin-Williams Co.
3.450% due 06/01/27  200,000 194,582
811,970
Communications - 5.8%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  200,000 193,021
Alphabet, Inc.
0.800% due 08/15/27  200,000 183,006
1.998% due 08/15/26  100,000 96,337
Amazon.com, Inc.
1.000% due 05/12/26  150,000 143,601
1.200% due 06/03/27  600,000 556,408
3.150% due 08/22/27  200,000 193,167
AT&T, Inc.
4.250% due 03/01/27  800,000 792,851
Baidu, Inc. (China)
1.720% due 04/09/26  150,000 144,295
3.625% due 07/06/27  50,000 48,745
Charter Communications Operating LLC/
Charter Communications Operating
Capital
6.150% due 11/10/26  150,000 152,972
Cisco Systems, Inc.
2.500% due 09/20/26  300,000 290,936
4.800% due 02/26/27  215,000 216,599
Comcast Corp.
3.300% due 02/01/27  500,000 486,794
Discovery Communications LLC
4.900% due 03/11/26  500,000 498,773
eBay, Inc.
3.600% due 06/05/27  200,000 195,213
Expedia Group, Inc.
5.000% due 02/15/26  200,000 200,373
Meta Platforms, Inc.
3.500% due 08/15/27  300,000 293,313
Netflix, Inc.
4.375% due 11/15/26  150,000 149,585
Paramount Global
2.900% due 01/15/27  100,000 95,733
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  250,000 241,562
Sprint LLC
7.625% due 03/01/26  150,000 153,430
T-Mobile USA, Inc.
1.500% due 02/15/26  500,000 482,605
2.250% due 02/15/26  300,000 291,601
TCI Communications, Inc.
7.875% due 02/15/26  250,000 258,954
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27  150,000 147,664
a
Principal
Amount Value
TWDC Enterprises 18 Corp.
1.850% due 07/30/26  $ 300,000 $ 288,215
Verizon Communications, Inc.
4.125% due 03/16/27  500,000 494,501
Walt Disney Co.
3.375% due 11/15/26  250,000 244,878
7,535,132
Consumer, Cyclical - 8.5%
American Airlines Pass-Through Trust
Class AA
3.600% due 03/22/29  29,866 28,882
American Honda Finance Corp.
1.300% due 09/09/26  500,000 472,985
4.450% due 10/22/27  170,000 168,776
4.900% due 07/09/27  70,000 70,260
5.250% due 07/07/26  210,000 211,773
Costco Wholesale Corp.
1.375% due 06/20/27  250,000 232,464
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 74,003
Dollar General Corp.
4.625% due 11/01/27  100,000 99,395
Ford Motor Credit Co. LLC
4.542% due 08/01/26  1,000,000 989,489
4.950% due 05/28/27  250,000 247,830
5.800% due 03/05/27  250,000 252,420
5.850% due 05/17/27  200,000 202,199
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 286,093
2.700% due 08/20/27  800,000 756,316
4.000% due 10/06/26  250,000 246,664
Hasbro, Inc.
3.500% due 09/15/27  50,000 48,204
3.550% due 11/19/26  150,000 146,796
Home Depot, Inc.
4.875% due 06/25/27  85,000 85,825
5.150% due 06/25/26  800,000 808,700
Las Vegas Sands Corp.
5.900% due 06/01/27  250,000 253,688
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 94,481
Lowe's Cos., Inc.
3.100% due 05/03/27  400,000 386,808
Magna International, Inc. (Canada)
5.980% due 03/21/26  125,000 125,007
Marriott International, Inc.
3.125% due 06/15/26  150,000 146,723
5.450% due 09/15/26  85,000 86,149
McDonald's Corp.
3.500% due 07/01/27  250,000 243,667
3.700% due 01/30/26  100,000 99,274
NIKE, Inc.
2.375% due 11/01/26  200,000 192,944
O'Reilly Automotive, Inc.
3.600% due 09/01/27  250,000 242,681
PACCAR Financial Corp.
4.450% due 08/06/27  165,000 164,878
5.200% due 11/09/26  350,000 355,075
Sands China Ltd. (Macau)
3.800% due 01/08/26  300,000 294,413
Southwest Airlines Co.
5.125% due 06/15/27  250,000 251,231

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Starbucks Corp.
4.850% due 02/08/27  $ 250,000 $ 251,250
Target Corp.
2.500% due 04/15/26  200,000 195,215
TJX Cos., Inc.
2.250% due 09/15/26  200,000 192,920
Toyota Motor Credit Corp.
1.125% due 06/18/26  250,000 238,241
5.000% due 08/14/26  200,000 201,504
5.000% due 03/19/27  1,000,000 1,008,926
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  22,747 23,251
Walmart, Inc.
3.050% due 07/08/26  350,000 343,251
4.000% due 04/15/26  135,000 134,427
Warnermedia Holdings, Inc.
3.755% due 03/15/27  200,000 192,720
11,147,798
Consumer, Non-Cyclical - 13.1%
Abbott Laboratories
3.750% due 11/30/26  250,000 247,125
AbbVie, Inc.
3.200% due 05/14/26  750,000 737,086
4.800% due 03/15/27  210,000 211,238
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 98,787
Altria Group, Inc.
4.400% due 02/14/26  200,000 199,123
Amgen, Inc.
2.200% due 02/21/27  350,000 331,943
2.600% due 08/19/26  200,000 193,575
Astrazeneca Finance LLC (United Kingdom)
4.800% due 02/26/27  400,000 402,397
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  400,000 387,160
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  150,000 144,384
Baxter International, Inc.
1.915% due 02/01/27  100,000 94,307
2.600% due 08/15/26  100,000 96,739
Becton Dickinson & Co.
3.700% due 06/06/27  200,000 195,348
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 121,009
Bristol-Myers Squibb Co.
3.250% due 02/27/27  700,000 683,094
Bunge Ltd. Finance Corp.
3.250% due 08/15/26  150,000 146,623
Cardinal Health, Inc.
4.700% due 11/15/26  200,000 199,794
Centene Corp.
4.250% due 12/15/27  100,000 96,945
Cigna Group
1.250% due 03/15/26  150,000 143,940
3.400% due 03/01/27  250,000 243,156
Coca-Cola Co.
1.450% due 06/01/27  300,000 280,201
CommonSpirit Health
6.073% due 11/01/27  50,000 51,456
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 45,408
a
Principal
Amount Value
Conopco, Inc.
7.250% due 12/15/26  $ 200,000 $ 210,523
Constellation Brands, Inc.
4.350% due 05/09/27  250,000 247,749
CVS Health Corp.
1.300% due 08/21/27  150,000 135,964
2.875% due 06/01/26  800,000 777,338
Diageo Capital PLC (United Kingdom)
5.300% due 10/24/27  150,000 152,749
Elevance Health, Inc.
4.500% due 10/30/26  15,000 14,969
4.900% due 02/08/26  100,000 99,944
Eli Lilly & Co.
4.150% due 08/14/27  70,000 69,631
4.500% due 02/09/27  300,000 300,805
Flowers Foods, Inc.
3.500% due 10/01/26  150,000 146,450
GE HealthCare Technologies, Inc.
5.650% due 11/15/27  200,000 205,015
General Mills, Inc.
4.700% due 01/30/27  225,000 224,994
Gilead Sciences, Inc.
1.200% due 10/01/27  200,000 182,393
3.650% due 03/01/26  250,000 247,137
Global Payments, Inc.
1.200% due 03/01/26  100,000 95,915
2.150% due 01/15/27  300,000 284,517
GXO Logistics, Inc.
1.650% due 07/15/26  150,000 142,564
Haleon U.S. Capital LLC
3.375% due 03/24/27  200,000 194,170
HCA, Inc.
3.125% due 03/15/27  350,000 336,857
4.500% due 02/15/27  250,000 247,726
Humana, Inc.
1.350% due 02/03/27  150,000 139,558
Illumina, Inc.
4.650% due 09/09/26  55,000 54,829
Johnson & Johnson
0.950% due 09/01/27  50,000 45,839
2.450% due 03/01/26  250,000 244,534
2.950% due 03/03/27  150,000 145,534
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 145,284
Kellanova
3.250% due 04/01/26  150,000 147,623
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  200,000 193,396
Kimberly-Clark Corp.
2.750% due 02/15/26  150,000 147,188
Kraft Heinz Foods Co.
3.000% due 06/01/26  100,000 97,666
3.875% due 05/15/27  250,000 245,032
Kroger Co.
2.650% due 10/15/26  300,000 289,474
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 48,647
McCormick & Co., Inc.
0.900% due 02/15/26  150,000 143,751
Merck & Co., Inc.
1.700% due 06/10/27  250,000 234,420
Molson Coors Beverage Co.
3.000% due 07/15/26  250,000 243,686

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Novartis Capital Corp. (Switzerland)
3.100% due 05/17/27  $ 250,000 $ 242,459
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 96,929
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 100,433
PepsiCo, Inc.
2.850% due 02/24/26  500,000 491,426
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  580,000 579,462
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 48,240
4.375% due 11/01/27  125,000 124,018
4.750% due 02/12/27  400,000 400,981
4.875% due 02/13/26  135,000 135,415
Procter & Gamble Co.
1.900% due 02/01/27  350,000 332,885
4.100% due 01/26/26  50,000 49,878
Royalty Pharma PLC
1.750% due 09/02/27  100,000 92,139
S&P Global, Inc.
2.450% due 03/01/27  200,000 191,241
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  250,000 244,467
Stryker Corp.
3.500% due 03/15/26  150,000 148,072
Sysco Corp.
3.250% due 07/15/27  200,000 193,005
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 151,159
4.953% due 08/10/26  100,000 100,752
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 145,522
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  250,000 248,588
UnitedHealth Group, Inc.
2.950% due 10/15/27  500,000 478,640
4.750% due 07/15/26  85,000 85,271
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  241,000 237,371
17,153,062
Energy - 4.7%
Boardwalk Pipelines LP
5.950% due 06/01/26  150,000 151,869
BP Capital Markets America, Inc.
3.410% due 02/11/26  250,000 247,048
5.017% due 11/17/27  350,000 353,906
Chevron Corp.
2.954% due 05/16/26  200,000 196,208
Chevron USA, Inc.
1.018% due 08/12/27  200,000 183,080
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 97,772
Diamondback Energy, Inc.
5.200% due 04/18/27  150,000 151,463
Enbridge, Inc. (Canada)
4.250% due 12/01/26  250,000 247,755
5.900% due 11/15/26  150,000 153,045
Energy Transfer LP
3.900% due 07/15/26  250,000 246,901
4.400% due 03/15/27  350,000 346,771
Enterprise Products Operating LLC
3.950% due 02/15/27  250,000 246,581
a
Principal
Amount Value
4.600% due 01/11/27  $ 150,000 $ 150,057
EQT Corp.
3.900% due 10/01/27  50,000 48,651
Exxon Mobil Corp.
2.275% due 08/16/26  650,000 628,850
HF Sinclair Corp.
5.875% due 04/01/26  239,000 240,901
MPLX LP
1.750% due 03/01/26  250,000 241,492
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 90,185
5.550% due 03/15/26  200,000 200,921
ONEOK, Inc.
4.000% due 07/13/27  350,000 343,873
Phillips 66 Co.
3.550% due 10/01/26  150,000 147,400
Pioneer Natural Resources Co.
5.100% due 03/29/26  140,000 141,039
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  250,000 250,657
Shell International Finance BV
2.500% due 09/12/26  100,000 96,819
2.875% due 05/10/26  200,000 195,653
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 50,000 49,848
Targa Resources Corp.
5.200% due 07/01/27  150,000 150,917
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 156,803
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/26  250,000 256,374
Valero Energy Corp.
3.400% due 09/15/26  100,000 97,922
Williams Cos., Inc.
3.750% due 06/15/27  100,000 97,502
6,208,263
Financial - 47.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  250,000 255,735
6.450% due 04/15/27  500,000 515,666
Air Lease Corp.
2.200% due 01/15/27  300,000 284,843
2.875% due 01/15/26  100,000 97,919
5.300% due 06/25/26  85,000 85,604
Ally Financial, Inc.
4.750% due 06/09/27  150,000 149,027
American Express Co.
5.043% due 07/26/28  750,000 754,081
5.098% due 02/16/28  80,000 80,475
5.645% due 04/23/27  600,000 606,550
5.850% due 11/05/27  50,000 51,557
American Tower Corp.
3.375% due 10/15/26  550,000 537,626
Ameriprise Financial, Inc.
2.875% due 09/15/26  100,000 97,357
Aon North America, Inc.
5.125% due 03/01/27  245,000 246,754
ARES Capital Corp.
2.150% due 07/15/26  150,000 143,528
2.875% due 06/15/27  200,000 190,326

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Australia & New Zealand Banking Group
Ltd. (Australia)
4.420% due 12/16/26  $ 250,000 $ 249,751
4.750% due 01/18/27  100,000 100,384
4.900% due 07/16/27  250,000 252,096
5.000% due 03/18/26  150,000 150,822
AvalonBay Communities, Inc.
2.950% due 05/11/26  100,000 97,710
Banco Santander SA (Spain)
1.849% due 03/25/26  200,000 192,486
4.175% due 03/24/28  200,000 195,997
5.294% due 08/18/27  400,000 402,587
5.365% due 07/15/28  200,000 201,431
Bank of America Corp.
1.658% due 03/11/27  1,000,000 963,808
2.551% due 02/04/28  2,000,000 1,907,131
3.419% due 12/20/28  350,000 335,666
3.824% due 01/20/28  500,000 490,037
5.080% due 01/20/27  500,000 501,531
5.933% due 09/15/27  150,000 152,710
6.204% due 11/10/28  150,000 155,319
Bank of America NA
5.526% due 08/18/26  150,000 152,078
Bank of Montreal (Canada)
4.567% due 09/10/27  600,000 598,349
5.266% due 12/11/26  50,000 50,598
5.370% due 06/04/27  250,000 253,735
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 490,985
4.890% due 07/21/28  100,000 100,424
4.947% due 04/26/27  150,000 150,654
Bank of Nova Scotia (Canada)
1.350% due 06/24/26  200,000 190,727
4.404% due 09/08/28  550,000 544,544
4.750% due 02/02/26  250,000 250,188
5.400% due 06/04/27  125,000 126,989
Barclays PLC (United Kingdom)
5.200% due 05/12/26  1,050,000 1,052,064
5.674% due 03/12/28  225,000 227,885
5.829% due 05/09/27  265,000 267,899
Berkshire Hathaway Finance Corp.
2.300% due 03/15/27  250,000 239,509
Berkshire Hathaway, Inc.
3.125% due 03/15/26  100,000 98,517
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,138
Blackrock, Inc.
3.200% due 03/15/27  150,000 146,154
Blackstone Private Credit Fund
3.250% due 03/15/27  200,000 191,524
4.950% due 09/26/27 ~ 110,000 108,710
Blackstone Secured Lending Fund
2.125% due 02/15/27  250,000 234,125
Blue Owl Capital Corp.
3.400% due 07/15/26  200,000 193,924
Blue Owl Credit Income Corp.
3.125% due 09/23/26  200,000 191,985
Boston Properties LP
3.650% due 02/01/26  200,000 197,232
Canadian Imperial Bank of Commerce
(Canada)
4.508% due 09/11/27  340,000 338,500
5.237% due 06/28/27  200,000 202,182
a
Principal
Amount Value
Capital One Financial Corp.
1.878% due 11/02/27  $ 400,000 $ 378,195
3.650% due 05/11/27  150,000 146,057
7.149% due 10/29/27  100,000 103,800
Cboe Global Markets, Inc.
3.650% due 01/12/27  100,000 98,199
Charles Schwab Corp.
0.900% due 03/11/26  250,000 239,289
2.450% due 03/03/27  350,000 334,270
Citibank NA
4.876% due 11/19/27  250,000 250,267
4.929% due 08/06/26  250,000 251,159
5.438% due 04/30/26  250,000 252,383
5.488% due 12/04/26  185,000 187,812
Citigroup, Inc.
1.122% due 01/28/27  200,000 192,113
3.887% due 01/10/28  1,550,000 1,519,747
4.600% due 03/09/26  800,000 798,334
4.658% due 05/24/28  150,000 149,086
Citizens Bank NA
4.575% due 08/09/28  50,000 49,541
CNA Financial Corp.
3.450% due 08/15/27  100,000 96,814
Commonwealth Bank of Australia (Australia)
5.316% due 03/13/26  150,000 151,437
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26  350,000 343,223
5.041% due 03/05/27  250,000 252,425
Crown Castle, Inc.
1.050% due 07/15/26  150,000 141,819
3.650% due 09/01/27  50,000 48,501
4.000% due 03/01/27  300,000 294,972
Deutsche Bank AG (Germany)
4.100% due 01/13/26  350,000 348,106
5.371% due 09/09/27  350,000 355,219
Discover Financial Services
4.500% due 01/30/26  200,000 199,274
EPR Properties
4.750% due 12/15/26  100,000 99,230
Equinix, Inc.
1.450% due 05/15/26  200,000 191,405
ERP Operating LP
3.250% due 08/01/27  100,000 96,396
Fifth Third Bank, Inc.
2.250% due 02/01/27  150,000 142,611
3.850% due 03/15/26  300,000 296,411
FS KKR Capital Corp.
3.250% due 07/15/27  200,000 189,764
GLP Capital LP/GLP Financing II, Inc.
5.375% due 04/15/26  150,000 150,103
Goldman Sachs Bank USA
5.414% due 05/21/27  170,000 171,360
Goldman Sachs Group, Inc.
1.431% due 03/09/27  2,000,000 1,920,554
1.542% due 09/10/27  800,000 756,739
3.615% due 03/15/28  500,000 486,287
4.482% due 08/23/28  150,000 148,290
Golub Capital BDC, Inc.
2.050% due 02/15/27  100,000 92,872
Hanover Insurance Group, Inc.
4.500% due 04/15/26  100,000 99,411
Healthpeak OP LLC
3.250% due 07/15/26  200,000 195,630

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Highwoods Realty LP
3.875% due 03/01/27  $ 150,000 $ 145,947
Host Hotels & Resorts LP
4.500% due 02/01/26  100,000 99,476
HSBC Holdings PLC (United Kingdom)
4.041% due 03/13/28  500,000 489,619
4.755% due 06/09/28  200,000 198,681
5.210% due 08/11/28  50,000 50,219
5.597% due 05/17/28  215,000 217,359
5.887% due 08/14/27  1,150,000 1,167,041
HSBC USA, Inc.
5.294% due 03/04/27  200,000 202,562
ING Groep NV (Netherlands)
4.017% due 03/28/28  500,000 489,875
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 287,940
4.000% due 09/15/27  50,000 49,119
Jefferies Financial Group, Inc.
4.850% due 01/15/27  150,000 150,320
JPMorgan Chase & Co.
1.040% due 02/04/27  1,500,000 1,441,419
3.540% due 05/01/28  250,000 242,977
3.782% due 02/01/28  2,300,000 2,251,769
4.505% due 10/22/28  80,000 79,304
4.851% due 07/25/28  300,000 299,954
4.979% due 07/22/28  45,000 45,151
5.040% due 01/23/28  50,000 50,192
5.571% due 04/22/28  120,000 122,055
7.625% due 10/15/26  100,000 104,999
JPMorgan Chase Bank NA
5.110% due 12/08/26  150,000 151,619
KeyBank NA
3.400% due 05/20/26  250,000 244,494
4.700% due 01/26/26  200,000 199,733
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 145,206
Kite Realty Group LP
4.000% due 10/01/26  150,000 147,808
Lloyds Banking Group PLC (United
Kingdom)
3.574% due 11/07/28  50,000 48,062
4.650% due 03/24/26  200,000 198,968
5.462% due 01/05/28  750,000 756,454
5.985% due 08/07/27  175,000 177,635
M&T Bank Corp.
4.833% due 01/16/29  45,000 44,821
Main Street Capital Corp.
6.500% due 06/04/27  25,000 25,475
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  250,000 249,436
Manulife Financial Corp. (Canada)
4.061% due 02/24/32  150,000 146,341
4.150% due 03/04/26  100,000 99,419
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 49,970
Mastercard, Inc.
2.950% due 11/21/26  100,000 97,290
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.538% due 07/20/27  1,100,000 1,046,545
4.080% due 04/19/28  250,000 245,780
5.017% due 07/20/28  150,000 150,592
a
Principal
Amount Value
Mizuho Financial Group, Inc. (Japan)
2.839% due 09/13/26  $ 150,000 $ 145,691
5.414% due 09/13/28  400,000 405,570
Morgan Stanley
3.125% due 07/27/26  1,000,000 977,505
3.875% due 01/27/26  150,000 148,915
5.050% due 01/28/27  150,000 150,535
5.652% due 04/13/28  155,000 157,639
Morgan Stanley Bank NA
4.447% due 10/15/27  1,750,000 1,738,748
4.952% due 01/14/28  515,000 515,811
5.504% due 05/26/28  250,000 253,527
Nasdaq, Inc.
3.850% due 06/30/26  100,000 98,896
National Australia Bank Ltd. (Australia)
2.500% due 07/12/26  250,000 242,745
5.087% due 06/11/27  500,000 506,063
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  550,000 526,199
5.847% due 03/02/27  150,000 151,509
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 49,971
NNN REIT, Inc.
3.500% due 10/15/27  100,000 96,653
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  400,000 380,465
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 148,225
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,286
PNC Financial Services Group, Inc.
1.150% due 08/13/26  250,000 236,398
5.300% due 01/21/28  75,000 75,654
6.615% due 10/20/27  500,000 515,222
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 97,195
Prologis LP
3.250% due 10/01/26  150,000 146,934
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 48,556
Public Storage Operating Co.
0.875% due 02/15/26  200,000 192,038
Realty Income Corp.
3.000% due 01/15/27  350,000 338,556
Regency Centers LP
3.600% due 02/01/27  100,000 97,615
Reinsurance Group of America, Inc.
3.950% due 09/15/26  100,000 98,683
Royal Bank of Canada (Canada)
4.650% due 01/27/26  100,000 99,927
4.875% due 01/12/26  100,000 100,318
4.875% due 01/19/27  165,000 165,662
5.069% due 07/23/27  1,200,000 1,205,778
6.000% due 11/01/27  50,000 51,644
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 142,291
6.124% due 05/31/27  50,000 50,745
Santander U.K. Group Holdings PLC (United
Kingdom)
2.469% due 01/11/28  250,000 237,022
3.823% due 11/03/28  50,000 48,170
Simon Property Group LP
3.250% due 11/30/26  250,000 244,022

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.402% due 09/17/26  $ 500,000 $ 473,141
2.174% due 01/14/27  700,000 665,394
3.010% due 10/19/26  150,000 145,738
Synchrony Financial
3.700% due 08/04/26  100,000 97,904
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  850,000 836,158
4.568% due 12/17/26  100,000 99,772
5.264% due 12/11/26  130,000 131,413
5.532% due 07/17/26  300,000 303,685
Truist Financial Corp.
1.125% due 08/03/27  400,000 364,441
6.047% due 06/08/27  115,000 116,916
U.S. Bancorp
4.548% due 07/22/28  400,000 396,775
6.787% due 10/26/27  200,000 206,805
U.S. Bank NA
4.507% due 10/22/27  250,000 248,691
UBS AG (Switzerland)
1.250% due 08/07/26  300,000 283,978
5.000% due 07/09/27  250,000 251,507
Visa, Inc.
1.900% due 04/15/27  600,000 567,499
2.750% due 09/15/27  100,000 95,735
Wachovia Corp.
7.574% due 08/01/26  500,000 519,430
Wells Fargo & Co.
3.000% due 10/23/26  200,000 194,075
3.196% due 06/17/27  1,700,000 1,661,247
4.808% due 07/25/28  800,000 797,300
5.707% due 04/22/28  190,000 193,150
Wells Fargo Bank NA
5.254% due 12/11/26  200,000 202,469
Welltower OP LLC
2.700% due 02/15/27  100,000 96,141
Westpac Banking Corp. (Australia)
2.850% due 05/13/26  100,000 97,830
4.322% due 11/23/31  700,000 689,300
5.200% due 04/16/26  200,000 201,772
62,607,513
Industrial - 5.7%
3M Co.
2.875% due 10/15/27  50,000 47,886
Amphenol Corp.
5.050% due 04/05/27  190,000 191,683
Berry Global, Inc.
1.650% due 01/15/27  200,000 187,337
Boeing Co.
2.250% due 06/15/26  250,000 240,344
5.040% due 05/01/27  850,000 852,536
Caterpillar Financial Services Corp.
1.100% due 09/14/27  50,000 45,903
4.400% due 10/15/27  50,000 49,815
4.450% due 10/16/26  145,000 145,140
5.000% due 05/14/27  700,000 707,366
CNH Industrial Capital LLC
1.875% due 01/15/26  150,000 145,484
CSX Corp.
2.600% due 11/01/26  150,000 145,137
Eaton Corp.
3.103% due 09/15/27  50,000 48,170
a
Principal
Amount Value
Emerson Electric Co.
1.800% due 10/15/27  $ 50,000 $ 46,480
GATX Corp.
5.400% due 03/15/27  80,000 80,916
General Dynamics Corp.
2.125% due 08/15/26  50,000 48,230
2.625% due 11/15/27  150,000 142,425
Honeywell International, Inc.
1.100% due 03/01/27  250,000 232,723
4.650% due 07/30/27  100,000 100,390
Hubbell, Inc.
3.350% due 03/01/26  150,000 147,630
Jabil, Inc.
4.250% due 05/15/27  150,000 147,955
John Deere Capital Corp.
1.050% due 06/17/26  350,000 333,498
4.200% due 07/15/27  725,000 719,691
L3Harris Technologies, Inc.
5.400% due 01/15/27  200,000 202,497
Lockheed Martin Corp.
3.550% due 01/15/26  200,000 198,208
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 94,822
Owens Corning
5.500% due 06/15/27  70,000 71,228
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 197,924
Regal Rexnord Corp.
6.050% due 02/15/26  150,000 151,435
RTX Corp.
2.650% due 11/01/26  250,000 242,225
3.500% due 03/15/27  250,000 243,928
Ryder System, Inc.
5.300% due 03/15/27  110,000 111,278
Sonoco Products Co.
4.450% due 09/01/26  75,000 74,521
Stanley Black & Decker, Inc.
6.272% due 03/06/26  250,000 250,082
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 48,139
Union Pacific Corp.
2.750% due 03/01/26  200,000 195,944
Vontier Corp.
1.800% due 04/01/26  150,000 143,978
Waste Management, Inc.
4.950% due 07/03/27  115,000 116,255
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  150,000 146,382
Xylem, Inc.
3.250% due 11/01/26  100,000 97,557
7,393,142
Technology - 7.4%
Accenture Capital, Inc.
3.900% due 10/04/27  150,000 147,809
Adobe, Inc.
4.850% due 04/04/27  80,000 80,603
Analog Devices, Inc.
3.500% due 12/05/26  150,000 147,302
Apple, Inc.
0.700% due 02/08/26  350,000 336,474
2.050% due 09/11/26  1,500,000 1,443,944
2.450% due 08/04/26  100,000 97,062
2.900% due 09/12/27  50,000 48,104

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  $ 450,000 $ 443,079
Broadcom, Inc.
5.050% due 07/12/27  125,000 126,210
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  100,000 98,158
Dell International LLC/EMC Corp.
4.900% due 10/01/26  250,000 250,913
6.020% due 06/15/26  221,000 224,307
Fiserv, Inc.
3.200% due 07/01/26  200,000 195,721
5.150% due 03/15/27  165,000 166,382
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  75,000 74,224
4.450% due 09/25/26  275,000 273,804
HP, Inc.
1.450% due 06/17/26  200,000 190,902
Intel Corp.
3.150% due 05/11/27  150,000 143,985
3.750% due 03/25/27  300,000 292,743
3.750% due 08/05/27  100,000 97,009
International Business Machines Corp.
3.300% due 05/15/26  1,100,000 1,080,780
6.220% due 08/01/27  100,000 103,884
Intuit, Inc.
5.250% due 09/15/26  150,000 151,683
Micron Technology, Inc.
4.975% due 02/06/26  150,000 150,232
Microsoft Corp.
2.400% due 08/08/26  350,000 339,746
3.300% due 02/06/27  500,000 489,641
NVIDIA Corp.
3.200% due 09/16/26  150,000 147,190
NXP BV/NXP Funding LLC (China)
5.350% due 03/01/26  200,000 200,883
Oracle Corp.
2.650% due 07/15/26  350,000 339,563
2.800% due 04/01/27  600,000 576,232
QUALCOMM, Inc.
3.250% due 05/20/27  200,000 194,568
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 183,411
Skyworks Solutions, Inc.
1.800% due 06/01/26  50,000 47,921
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  100,000 100,323
Texas Instruments, Inc.
1.125% due 09/15/26  200,000 189,314
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 189,649
VMware LLC
3.900% due 08/21/27  350,000 342,189
9,705,944
Utilities - 5.4%
Algonquin Power & Utilities Corp. (Canada)
5.365% due 06/15/26  150,000 150,844
Ameren Corp.
5.700% due 12/01/26  200,000 203,318
American Electric Power Co., Inc.
3.200% due 11/13/27  50,000 47,930
5.750% due 11/01/27  300,000 307,514
a
Principal
Amount Value
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  $ 150,000 $ 145,269
Cleco Corporate Holdings LLC
3.743% due 05/01/26  11,000 10,783
CMS Energy Corp.
3.000% due 05/15/26  125,000 122,096
Dominion Energy, Inc.
1.450% due 04/15/26  150,000 143,960
DTE Energy Co.
4.950% due 07/01/27  250,000 250,998
Duke Energy Corp.
4.850% due 01/05/27  460,000 461,487
Edison International
5.750% due 06/15/27  250,000 254,361
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  150,000 147,017
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 144,557
Evergy Kansas Central, Inc.
2.550% due 07/01/26  100,000 97,099
Eversource Energy
2.900% due 03/01/27  300,000 288,026
5.000% due 01/01/27  85,000 85,234
Exelon Corp.
2.750% due 03/15/27  250,000 239,437
FirstEnergy Corp.
3.900% due 07/15/27  200,000 194,905
Fortis, Inc. (Canada)
3.055% due 10/04/26  150,000 145,388
National Fuel Gas Co.
3.950% due 09/15/27  50,000 48,609
National Rural Utilities Cooperative Finance
Corp.
4.800% due 02/05/27  400,000 401,285
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  350,000 341,181
4.950% due 01/29/26  260,000 260,616
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 186,638
2.950% due 03/01/26  250,000 244,571
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 205,791
Southern California Edison Co.
1.200% due 02/01/26  200,000 192,808
Southern California Gas Co.
2.600% due 06/15/26  350,000 340,632
Southern Co.
3.250% due 07/01/26  500,000 490,021
Southern Power Co.
0.900% due 01/15/26  250,000 240,248
Virginia Electric & Power Co.
2.950% due 11/15/26  250,000 242,785
WEC Energy Group, Inc.
1.375% due 10/15/27  250,000 228,290
5.600% due 09/12/26  40,000 40,546
Xcel Energy, Inc.
3.350% due 12/01/26  100,000 97,549
7,001,793
Total Corporate Bonds & Notes
    (Cost $129,444,314) 129,564,617

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
TOTAL INVESTMENTS - 99.0%
(Cost $129,444,314) $ 129,564,617
OTHER ASSETS & LIABILITIES, NET - 1.0% 1,338,975
NET ASSETS - 100.0% $ 130,903,592
Financial 47 .8%
Consumer, Non-Cyclical 13 .1%
Consumer, Cyclical 8 .5%
Technology 7 .4%
Communications 5 .8%
Industrial 5 .7%
Utilities 5 .4%
Energy 4 .7%
Others (each less than 3.0%) 0 .6%
99 .0%
Other Assets & Liabilities, Net 1 .0%
100 .0%
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 129,564,617 $ – $ 129,564,617 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.2%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 98,322
4.850% due 02/08/34  100,000 97,691
Albemarle Corp.
5.050% due 06/01/32  100,000 95,247
5.450% due 12/01/44  50,000 44,698
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 208,104
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 467,858
Celanese U.S. Holdings LLC
1.400% due 08/05/26  25,000 23,402
6.165% due 07/15/27  250,000 253,809
6.600% due 11/15/28  180,000 184,467
Dow Chemical Co.
2.100% due 11/15/30  250,000 212,436
3.600% due 11/15/50  250,000 171,847
4.250% due 10/01/34  141,000 128,187
4.800% due 05/15/49  65,000 54,732
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 149,441
5.319% due 11/15/38  39,000 39,163
5.419% due 11/15/48  75,000 74,732
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,374
4.800% due 09/01/42  100,000 87,203
Ecolab, Inc.
1.650% due 02/01/27  100,000 94,270
2.125% due 02/01/32  100,000 83,152
2.700% due 12/15/51  100,000 60,803
EIDP, Inc.
4.800% due 05/15/33  200,000 194,372
Freeport-McMoRan, Inc.
4.125% due 03/01/28  150,000 146,046
4.625% due 08/01/30  100,000 97,015
5.450% due 03/15/43  100,000 93,515
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 121,085
Huntsman International LLC
4.500% due 05/01/29  45,000 42,954
5.700% due 10/15/34  40,000 38,157
International Paper Co.
4.350% due 08/15/48  54,000 43,519
6.000% due 11/15/41  200,000 204,883
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 103,937
Linde, Inc.
1.100% due 08/10/30  50,000 41,340
2.000% due 08/10/50  30,000 15,643
LYB International Finance III LLC
2.250% due 10/01/30  25,000 21,390
3.375% due 10/01/40  30,000 21,928
3.625% due 04/01/51  40,000 26,891
3.800% due 10/01/60  30,000 19,947
4.200% due 05/01/50  300,000 224,018
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 59,212
Mosaic Co.
5.450% due 11/15/33  163,000 161,583
NewMarket Corp.
2.700% due 03/18/31  100,000 85,263
a
Principal
Amount Value
Newmont Corp.
2.250% due 10/01/30  $ 65,000 $ 56,160
2.600% due 07/15/32  100,000 84,969
5.875% due 04/01/35  100,000 103,274
Nucor Corp.
2.979% due 12/15/55  25,000 14,875
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 45,016
4.200% due 04/01/29  55,000 53,387
5.250% due 01/15/45  139,000 128,284
PPG Industries, Inc.
1.200% due 03/15/26  70,000 67,087
2.800% due 08/15/29  50,000 45,500
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 30,518
7.125% due 07/15/28  50,000 53,752
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 182,902
RPM International, Inc.
5.250% due 06/01/45  50,000 46,821
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 58,375
3.950% due 01/15/26  150,000 149,072
4.000% due 12/15/42  50,000 39,721
4.500% due 06/01/47  29,000 24,416
4.550% due 03/01/28  100,000 99,207
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 135,717
7.500% due 07/27/35  50,000 56,968
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,208
3.250% due 01/15/31  40,000 36,098
3.250% due 10/15/50  20,000 13,187
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 35,588
3.125% due 01/15/32  40,000 33,213
3.750% due 01/15/31  125,000 110,398
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 50,056
Vale Overseas Ltd. (Brazil)
6.125% due 06/12/33  250,000 253,306
6.875% due 11/21/36  150,000 160,248
Westlake Corp.
4.375% due 11/15/47  100,000 79,213
6,691,172
Communications - 2.2%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 237,740
5.250% due 05/26/35 ~ 200,000 195,943
Alphabet, Inc.
0.800% due 08/15/27  150,000 137,254
1.900% due 08/15/40  150,000 98,061
1.998% due 08/15/26  200,000 192,675
2.250% due 08/15/60  150,000 81,331
Amazon.com, Inc.
1.000% due 05/12/26  100,000 95,734
1.500% due 06/03/30  85,000 72,137
1.650% due 05/12/28  100,000 91,104
2.100% due 05/12/31  100,000 85,447
2.500% due 06/03/50  40,000 23,886
2.875% due 05/12/41  100,000 73,459
3.100% due 05/12/51  100,000 67,463
3.250% due 05/12/61  100,000 65,125

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.300% due 04/13/27  $ 150,000 $ 146,416
3.600% due 04/13/32  200,000 185,182
3.875% due 08/22/37  195,000 172,338
3.950% due 04/13/52  150,000 118,370
4.050% due 08/22/47  70,000 57,902
4.100% due 04/13/62  100,000 78,321
4.250% due 08/22/57  100,000 81,982
4.550% due 12/01/27  100,000 100,619
4.700% due 12/01/32  100,000 99,443
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 178,766
6.375% due 03/01/35  125,000 131,979
AT&T, Inc.
1.650% due 02/01/28  300,000 272,880
2.250% due 02/01/32  165,000 136,474
2.750% due 06/01/31  100,000 87,030
3.500% due 06/01/41  200,000 153,365
3.500% due 09/15/53  247,000 166,473
3.550% due 09/15/55  433,000 291,509
3.650% due 06/01/51  350,000 247,408
3.650% due 09/15/59  221,000 146,528
3.800% due 12/01/57  200,000 138,158
3.850% due 06/01/60  45,000 31,215
4.250% due 03/01/27  100,000 99,106
4.350% due 03/01/29  150,000 146,825
4.350% due 06/15/45  177,000 145,221
4.500% due 05/15/35  90,000 83,297
4.550% due 03/09/49  100,000 83,057
4.850% due 03/01/39  70,000 65,065
5.350% due 09/01/40  161,000 156,059
5.400% due 02/15/34  150,000 150,666
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 187,712
2.375% due 08/23/31  200,000 169,527
Bell Telephone Co. of Canada or Bell
Canada (Canada)
2.150% due 02/15/32  40,000 32,548
3.200% due 02/15/52  20,000 12,791
3.650% due 08/15/52  70,000 48,393
4.464% due 04/01/48  65,000 52,571
5.200% due 02/15/34  100,000 97,559
Booking Holdings, Inc.
3.600% due 06/01/26  50,000 49,379
4.625% due 04/13/30  200,000 198,259
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 200,522
9.625% due 12/15/30  50,000 60,614
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  60,000 41,144
3.750% due 02/15/28  100,000 95,336
3.900% due 06/01/52  175,000 112,708
4.200% due 03/15/28  200,000 193,430
4.400% due 12/01/61  100,000 66,646
4.800% due 03/01/50  350,000 263,275
5.125% due 07/01/49  100,000 78,385
5.375% due 05/01/47  50,000 41,110
6.150% due 11/10/26  120,000 122,377
6.384% due 10/23/35  70,000 69,941
6.484% due 10/23/45  165,000 156,105
6.650% due 02/01/34  250,000 257,443
a
Principal
Amount Value
6.834% due 10/23/55  $ 50,000 $ 48,910
Cisco Systems, Inc.
2.950% due 02/28/26  50,000 49,172
4.800% due 02/26/27  125,000 125,930
4.850% due 02/26/29  100,000 100,617
4.900% due 02/26/26  250,000 251,708
5.050% due 02/26/34  200,000 199,360
Comcast Corp.
1.950% due 01/15/31  140,000 117,154
2.350% due 01/15/27  40,000 38,247
2.450% due 08/15/52  100,000 54,476
2.800% due 01/15/51  55,000 32,722
2.887% due 11/01/51  350,000 210,672
2.987% due 11/01/63  101,000 57,052
3.300% due 02/01/27  100,000 97,359
3.400% due 07/15/46  55,000 38,654
3.750% due 04/01/40  155,000 124,781
3.999% due 11/01/49  211,000 159,878
4.000% due 08/15/47  100,000 76,380
4.049% due 11/01/52  97,000 72,987
4.150% due 10/15/28  95,000 92,692
4.250% due 10/15/30  420,000 405,170
4.400% due 08/15/35  77,000 70,987
4.600% due 10/15/38  85,000 77,036
4.800% due 05/15/33  200,000 194,356
4.950% due 10/15/58  80,000 69,250
5.300% due 06/01/34  150,000 149,893
5.350% due 11/15/27  65,000 66,274
5.500% due 05/15/64  200,000 186,709
5.650% due 06/01/54  85,000 82,234
Corning, Inc.
4.375% due 11/15/57  100,000 76,787
4.700% due 03/15/37  50,000 46,206
5.350% due 11/15/48  100,000 93,712
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 215,079
Discovery Communications LLC
3.625% due 05/15/30  250,000 222,498
3.950% due 03/20/28  60,000 56,835
eBay, Inc.
2.700% due 03/11/30  100,000 89,736
3.600% due 06/05/27  50,000 48,804
Expedia Group, Inc.
3.800% due 02/15/28  250,000 241,591
Fox Corp.
5.576% due 01/25/49  200,000 186,107
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 85,367
3.375% due 03/01/41  70,000 51,717
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 157,458
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 94,997
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 195,542
4.600% due 05/15/28  200,000 200,303
4.750% due 08/15/34  135,000 131,482
4.950% due 05/15/33  100,000 100,174
5.400% due 08/15/54  85,000 82,388
5.750% due 05/15/63  100,000 101,060
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 86,641

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.600% due 02/23/28  $ 100,000 $ 99,100
Netflix, Inc.
4.900% due 08/15/34  40,000 39,194
5.875% due 11/15/28  250,000 259,200
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 85,529
5.300% due 11/01/34  100,000 98,798
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  50,000 49,328
Orange SA (France)
5.375% due 01/13/42  150,000 143,988
9.000% due 03/01/31  50,000 59,565
Paramount Global
2.900% due 01/15/27  27,000 25,848
3.375% due 02/15/28  55,000 51,782
4.375% due 03/15/43  70,000 51,009
5.900% due 10/15/40  50,000 43,895
6.875% due 04/30/36  100,000 101,332
7.875% due 07/30/30  100,000 108,315
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 62,806
3.800% due 03/15/32  65,000 58,483
4.300% due 02/15/48  85,000 66,538
4.350% due 05/01/49  75,000 58,777
4.500% due 03/15/43  25,000 20,862
4.550% due 03/15/52  100,000 80,033
5.000% due 02/15/29  190,000 188,868
5.000% due 03/15/44  100,000 88,898
Sprint LLC
7.625% due 03/01/26  300,000 306,861
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 41,558
2.400% due 03/15/29  25,000 22,521
2.700% due 03/15/32  55,000 46,585
3.000% due 02/15/41  20,000 14,273
3.300% due 02/15/51  50,000 33,008
3.400% due 10/15/52  150,000 100,138
3.600% due 11/15/60  220,000 145,335
3.750% due 04/15/27  500,000 488,622
3.875% due 04/15/30  300,000 282,444
4.500% due 04/15/50  200,000 164,190
4.800% due 07/15/28  200,000 198,970
4.950% due 03/15/28  60,000 60,044
5.050% due 07/15/33  160,000 156,729
5.150% due 04/15/34  50,000 49,214
5.200% due 01/15/33  130,000 128,736
5.650% due 01/15/53  65,000 62,948
5.800% due 09/15/62  95,000 91,739
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47  150,000 133,066
7.045% due 06/20/36  150,000 164,995
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 285,243
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 44,111
4.600% due 11/16/48  100,000 81,613
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43  150,000 145,044
5.850% due 04/15/40  25,000 25,364
Time Warner Cable LLC
5.875% due 11/15/40  150,000 134,369
6.550% due 05/01/37  100,000 96,881
6.750% due 06/15/39  50,000 49,119
a
Principal
Amount Value
7.300% due 07/01/38  $ 150,000 $ 152,746
VeriSign, Inc.
2.700% due 06/15/31  80,000 68,634
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 74,679
1.750% due 01/20/31  100,000 82,444
2.100% due 03/22/28  60,000 55,192
2.355% due 03/15/32  500,000 414,785
2.550% due 03/21/31  140,000 120,622
2.650% due 11/20/40  450,000 307,915
2.850% due 09/03/41  45,000 31,140
2.875% due 11/20/50  100,000 61,477
2.987% due 10/30/56  383,000 227,366
3.000% due 11/20/60  90,000 52,131
3.400% due 03/22/41  580,000 438,962
3.550% due 03/22/51  55,000 38,903
3.700% due 03/22/61  45,000 30,551
4.000% due 03/22/50  250,000 189,991
4.272% due 01/15/36  57,000 51,295
4.329% due 09/21/28  250,000 244,972
5.500% due 02/23/54  90,000 86,209
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  100,000 86,643
5.750% due 06/28/54  300,000 289,620
6.150% due 02/27/37  150,000 157,921
7.875% due 02/15/30  5,000 5,668
Walt Disney Co.
1.750% due 01/13/26  70,000 68,163
2.000% due 09/01/29  35,000 31,137
2.650% due 01/13/31  310,000 274,504
2.750% due 09/01/49  45,000 28,090
3.375% due 11/15/26  200,000 195,902
3.600% due 01/13/51  200,000 147,128
4.700% due 03/23/50  250,000 222,167
5.400% due 10/01/43  100,000 98,334
6.400% due 12/15/35  39,000 42,859
6.650% due 11/15/37  150,000 167,422
Weibo Corp. (China)
3.375% due 07/08/30  200,000 179,293
24,012,665
Consumer, Cyclical - 1.6%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  94,425 89,314
American Honda Finance Corp.
2.000% due 03/24/28  45,000 41,175
2.250% due 01/12/29  150,000 135,376
4.900% due 03/12/27  100,000 100,254
4.900% due 03/13/29  100,000 99,699
5.050% due 07/10/31  350,000 346,727
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 117,016
4.400% due 10/01/46  100,000 75,625
AutoZone, Inc.
1.650% due 01/15/31  85,000 69,957
3.750% due 06/01/27  100,000 97,787
4.750% due 02/01/33  65,000 62,393
5.400% due 07/15/34  180,000 179,080
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 49,225
BorgWarner, Inc.
2.650% due 07/01/27  25,000 23,787

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Brunswick Corp.
5.850% due 03/18/29  $ 70,000 $ 71,128
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,231
5.850% due 08/01/34  65,000 65,117
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 185,971
1.750% due 04/20/32  200,000 162,818
Cummins, Inc.
1.500% due 09/01/30  100,000 83,722
2.600% due 09/01/50  100,000 59,642
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 127,158
Delta Air Lines Pass-Through Trust
Class AA
2.000% due 12/10/29  36,546 33,680
Dollar General Corp.
3.875% due 04/15/27  50,000 48,928
5.200% due 07/05/28  140,000 140,550
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 84,385
4.200% due 05/15/28  45,000 43,771
DR Horton, Inc.
1.300% due 10/15/26  85,000 80,043
Ford Motor Credit Co. LLC
5.125% due 11/05/26  200,000 199,801
5.303% due 09/06/29  200,000 196,116
5.800% due 03/05/27  200,000 201,936
5.800% due 03/08/29  250,000 250,209
6.050% due 03/05/31  200,000 199,675
6.054% due 11/05/31  275,000 272,890
6.798% due 11/07/28  200,000 207,324
7.122% due 11/07/33  230,000 240,164
General Motors Co.
4.200% due 10/01/27  50,000 49,100
5.400% due 10/15/29  250,000 251,861
5.400% due 04/01/48  50,000 43,999
6.250% due 10/02/43  100,000 98,875
6.750% due 04/01/46  25,000 26,127
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 84,819
4.000% due 10/06/26  50,000 49,333
4.300% due 04/06/29  100,000 96,650
4.900% due 10/06/29  100,000 98,561
5.000% due 04/09/27  60,000 60,081
5.400% due 04/06/26  75,000 75,463
5.550% due 07/15/29  45,000 45,515
5.600% due 06/18/31  65,000 65,357
5.800% due 06/23/28  250,000 255,101
5.950% due 04/04/34  45,000 45,258
Hasbro, Inc.
3.500% due 09/15/27  30,000 28,923
3.900% due 11/19/29  100,000 94,043
Home Depot, Inc.
1.375% due 03/15/31  300,000 243,050
2.125% due 09/15/26  100,000 96,277
2.375% due 03/15/51  200,000 113,270
2.700% due 04/15/30  300,000 270,208
3.000% due 04/01/26  25,000 24,570
3.250% due 04/15/32  65,000 58,007
3.500% due 09/15/56  55,000 38,163
3.625% due 04/15/52  250,000 181,552
3.900% due 12/06/28  40,000 38,989
a
Principal
Amount Value
4.200% due 04/01/43  $ 300,000 $ 253,933
4.500% due 12/06/48  100,000 85,518
4.750% due 06/25/29  70,000 70,180
4.875% due 06/25/27  50,000 50,485
4.950% due 06/25/34  55,000 54,290
5.300% due 06/25/54  30,000 28,767
5.875% due 12/16/36  75,000 78,933
Hyatt Hotels Corp.
4.850% due 03/15/26  25,000 25,002
5.750% due 01/30/27  95,000 96,487
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  11,074 10,434
Las Vegas Sands Corp.
3.500% due 08/18/26  500,000 487,339
Lear Corp.
2.600% due 01/15/32  100,000 83,544
3.550% due 01/15/52  100,000 65,972
LKQ Corp.
5.750% due 06/15/28  300,000 305,004
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 17,887
1.700% due 09/15/28  25,000 22,376
1.700% due 10/15/30  20,000 16,740
2.625% due 04/01/31  100,000 86,912
2.800% due 09/15/41  50,000 34,335
3.000% due 10/15/50  15,000 9,334
3.500% due 04/01/51  50,000 34,139
3.650% due 04/05/29  35,000 33,346
3.700% due 04/15/46  250,000 185,152
3.750% due 04/01/32  200,000 183,237
4.250% due 04/01/52  50,000 39,050
4.450% due 04/01/62  250,000 193,805
4.500% due 04/15/30  250,000 245,403
Magna International, Inc. (Canada)
5.980% due 03/21/26  200,000 200,010
Marriott International, Inc.
2.750% due 10/15/33  150,000 123,496
3.125% due 06/15/26  200,000 195,630
3.500% due 10/15/32  40,000 35,309
McDonald's Corp.
3.500% due 03/01/27  50,000 48,885
3.500% due 07/01/27  300,000 292,400
3.600% due 07/01/30  100,000 93,837
3.700% due 02/15/42  200,000 156,654
3.800% due 04/01/28  25,000 24,342
4.200% due 04/01/50  150,000 118,611
4.450% due 09/01/48  10,000 8,350
4.875% due 07/15/40  10,000 9,292
4.950% due 08/14/33  250,000 248,055
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 58,484
NIKE, Inc.
3.375% due 11/01/46  200,000 144,781
3.625% due 05/01/43  25,000 19,601
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 98,238
4.700% due 06/15/32  50,000 48,322
5.750% due 11/20/26  100,000 101,813
PACCAR Financial Corp.
1.100% due 05/11/26  70,000 66,872
2.000% due 02/04/27  70,000 66,565
4.000% due 09/26/29  100,000 96,754

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 100,000 $ 95,277
1.875% due 04/15/31  100,000 82,581
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 326,307
Starbucks Corp.
2.450% due 06/15/26  50,000 48,523
3.500% due 03/01/28  100,000 96,511
3.500% due 11/15/50  200,000 138,292
3.550% due 08/15/29  100,000 94,729
3.750% due 12/01/47  35,000 25,733
4.300% due 06/15/45  35,000 28,376
4.450% due 08/15/49  100,000 82,012
4.800% due 02/15/33  70,000 68,320
5.000% due 02/15/34  100,000 97,957
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,538
Target Corp.
1.950% due 01/15/27  250,000 237,883
3.375% due 04/15/29  100,000 94,960
4.800% due 01/15/53  35,000 31,267
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 253,478
Toyota Motor Credit Corp.
1.125% due 06/18/26  200,000 190,593
1.150% due 08/13/27  120,000 109,929
1.900% due 04/06/28  100,000 91,471
2.150% due 02/13/30  100,000 87,667
3.050% due 03/22/27  200,000 193,544
3.200% due 01/11/27  100,000 97,384
4.550% due 08/09/29  45,000 44,459
4.700% due 01/12/33  300,000 291,910
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27  51,552 50,978
5.875% due 04/15/29  40,944 41,852
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  195,604 173,282
2.875% due 04/07/30  96,755 90,509
3.100% due 01/07/30  31,532 29,928
Walmart, Inc.
1.050% due 09/17/26  150,000 142,003
1.800% due 09/22/31  300,000 250,527
2.500% due 09/22/41  250,000 172,222
2.650% due 09/22/51  200,000 123,816
3.050% due 07/08/26  65,000 63,747
3.250% due 07/08/29  80,000 75,988
4.500% due 04/15/53  200,000 174,149
Warnermedia Holdings, Inc.
4.279% due 03/15/32  300,000 264,441
5.050% due 03/15/42  300,000 241,012
5.141% due 03/15/52  400,000 297,416
Whirlpool Corp.
2.400% due 05/15/31  5,000 4,119
4.600% due 05/15/50  50,000 37,807
4.700% due 05/14/32  30,000 27,995
4.750% due 02/26/29  60,000 59,200
WW Grainger, Inc.
3.750% due 05/15/46  50,000 38,887
4.450% due 09/15/34  145,000 138,047
4.600% due 06/15/45  20,000 17,887
17,500,244
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.3%
Abbott Laboratories
3.750% due 11/30/26  $ 227,000 $ 224,390
4.750% due 11/30/36  100,000 96,687
4.900% due 11/30/46  100,000 93,453
6.150% due 11/30/37  25,000 27,296
AbbVie, Inc.
2.950% due 11/21/26  455,000 442,214
3.200% due 05/14/26  100,000 98,278
3.200% due 11/21/29  175,000 162,504
4.050% due 11/21/39  70,000 59,851
4.250% due 11/21/49  300,000 244,169
4.300% due 05/14/36  50,000 45,686
4.400% due 11/06/42  125,000 108,289
4.500% due 05/14/35  160,000 149,930
4.625% due 10/01/42  100,000 88,799
4.700% due 05/14/45  50,000 44,171
4.750% due 03/15/45  330,000 294,654
4.800% due 03/15/27  95,000 95,560
4.950% due 03/15/31  40,000 40,002
5.050% due 03/15/34  100,000 98,837
5.350% due 03/15/44  15,000 14,632
5.400% due 03/15/54  65,000 62,626
5.500% due 03/15/64  35,000 33,449
Adventist Health System
3.630% due 03/01/49  15,000 10,595
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 35,859
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 85,000
4.750% due 09/09/34  100,000 95,077
Altria Group, Inc.
3.400% due 05/06/30  50,000 45,899
3.400% due 02/04/41  250,000 180,656
4.400% due 02/14/26  13,000 12,943
4.450% due 05/06/50  75,000 58,401
4.500% due 05/02/43  100,000 81,715
4.800% due 02/14/29  300,000 296,658
5.800% due 02/14/39  65,000 64,285
5.950% due 02/14/49  75,000 73,488
Amgen, Inc.
2.200% due 02/21/27  35,000 33,194
2.300% due 02/25/31  200,000 170,372
2.450% due 02/21/30  50,000 44,223
2.770% due 09/01/53  311,000 180,858
3.200% due 11/02/27  50,000 48,106
3.350% due 02/22/32  145,000 129,231
3.375% due 02/21/50  250,000 171,000
4.200% due 03/01/33  200,000 185,551
4.400% due 05/01/45  100,000 83,024
5.150% due 11/15/41  174,000 162,075
5.250% due 03/02/30  100,000 100,955
5.507% due 03/02/26  40,000 40,002
5.600% due 03/02/43  45,000 43,772
5.650% due 03/02/53  480,000 462,481
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 409,781
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 328,268
4.000% due 04/13/28  80,000 78,570
4.375% due 04/15/38  35,000 31,680

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.439% due 10/06/48  $ 200,000 $ 169,078
4.750% due 01/23/29  55,000 55,014
4.900% due 01/23/31  65,000 64,982
5.450% due 01/23/39  65,000 65,216
5.550% due 01/23/49  100,000 98,503
5.800% due 01/23/59  145,000 147,906
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 149,995
2.900% due 03/01/32  45,000 38,879
4.500% due 08/15/33  200,000 190,324
Ascension Health
3.945% due 11/15/46  70,000 55,976
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  35,000 33,475
2.250% due 05/28/31  20,000 17,042
4.875% due 03/03/28  150,000 150,911
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 249,983
3.000% due 05/28/51  15,000 9,819
3.125% due 06/12/27  100,000 96,888
4.000% due 09/18/42  25,000 20,698
4.375% due 11/16/45  25,000 21,459
6.450% due 09/15/37  100,000 109,743
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 33,237
1.700% due 05/15/28  40,000 36,545
Avery Dennison Corp.
2.650% due 04/30/30  30,000 26,664
5.750% due 03/15/33  100,000 102,872
Banner Health
1.897% due 01/01/31  40,000 33,528
2.913% due 01/01/51  50,000 31,954
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 215,866
3.215% due 09/06/26  50,000 48,769
3.462% due 09/06/29  50,000 46,628
3.557% due 08/15/27  100,000 96,790
4.390% due 08/15/37  70,000 60,440
4.700% due 04/02/27  200,000 199,244
4.758% due 09/06/49  50,000 40,542
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  25,000 24,064
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,329
Baxter International, Inc.
1.915% due 02/01/27  100,000 94,307
2.539% due 02/01/32  100,000 83,439
3.950% due 04/01/30  150,000 141,790
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 127,311
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 62,811
3.794% due 05/20/50  350,000 258,720
4.669% due 06/06/47  50,000 42,855
Biogen, Inc.
2.250% due 05/01/30  55,000 47,567
3.150% due 05/01/50  190,000 119,915
Boston Scientific Corp.
4.550% due 03/01/39  50,000 45,776
4.700% due 03/01/49  70,000 61,564
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 45,588
a
Principal
Amount Value
1.450% due 11/13/30  $ 280,000 $ 231,994
2.350% due 11/13/40  20,000 13,243
2.550% due 11/13/50  30,000 17,381
2.950% due 03/15/32  50,000 43,553
3.200% due 06/15/26  50,000 49,144
3.250% due 08/01/42  100,000 73,780
3.400% due 07/26/29  118,000 111,428
3.700% due 03/15/52  70,000 51,007
3.900% due 02/20/28  100,000 97,979
3.900% due 03/15/62  250,000 178,985
4.125% due 06/15/39  35,000 30,235
4.250% due 10/26/49  365,000 295,184
4.350% due 11/15/47  50,000 41,328
4.900% due 02/22/27  85,000 85,727
4.900% due 02/22/29  115,000 115,595
5.200% due 02/22/34  95,000 94,926
5.500% due 02/22/44  20,000 19,870
5.550% due 02/22/54  70,000 67,955
5.650% due 02/22/64  105,000 101,148
Brown-Forman Corp.
4.500% due 07/15/45  40,000 35,009
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 86,490
3.250% due 08/15/26  20,000 19,550
3.750% due 09/25/27  30,000 29,219
California Institute of Technology
3.650% due 09/01/19  20,000 12,749
Campbell's Co.
4.150% due 03/15/28  100,000 97,629
4.750% due 03/23/35  165,000 155,669
4.800% due 03/15/48  20,000 17,267
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 96,947
4.368% due 06/15/47  50,000 40,107
4.900% due 09/15/45  50,000 43,327
5.350% due 11/15/34  150,000 146,865
Cencora, Inc.
3.450% due 12/15/27  50,000 48,404
5.125% due 02/15/34  145,000 142,391
Centene Corp.
2.500% due 03/01/31  100,000 82,778
3.000% due 10/15/30  200,000 172,704
4.625% due 12/15/29  200,000 189,309
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 155,388
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 33,494
5.000% due 06/15/52  100,000 90,686
Cigna Group
1.250% due 03/15/26  65,000 62,374
2.375% due 03/15/31  60,000 50,833
2.400% due 03/15/30  120,000 105,061
3.050% due 10/15/27  30,000 28,729
3.200% due 03/15/40  85,000 62,450
3.400% due 03/15/50  65,000 42,758
3.400% due 03/15/51  40,000 26,114
3.875% due 10/15/47  50,000 36,458
4.375% due 10/15/28  80,000 78,458
4.800% due 08/15/38  60,000 54,447
4.900% due 12/15/48  555,000 473,148
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,026

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Coca-Cola Co.
1.375% due 03/15/31  $ 200,000 $ 163,760
1.500% due 03/05/28  60,000 54,654
2.000% due 03/05/31  65,000 55,430
2.125% due 09/06/29  100,000 89,651
2.250% due 01/05/32  100,000 85,109
2.875% due 05/05/41  100,000 72,726
3.000% due 03/05/51  415,000 273,531
4.650% due 08/14/34  140,000 136,221
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 48,384
3.700% due 08/01/47  100,000 77,081
4.800% due 03/02/26  60,000 60,303
CommonSpirit Health
4.350% due 11/01/42  150,000 125,627
6.073% due 11/01/27  80,000 82,329
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 44,796
5.300% due 10/01/26  120,000 121,305
5.300% due 11/01/38  50,000 47,032
5.400% due 11/01/48  40,000 36,345
Conopco, Inc.
7.250% due 12/15/26  200,000 210,523
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 133,226
3.500% due 05/09/27  15,000 14,583
4.350% due 05/09/27  150,000 148,649
4.650% due 11/15/28  30,000 29,690
4.800% due 01/15/29  50,000 49,720
5.250% due 11/15/48  30,000 27,412
CVS Health Corp.
1.300% due 08/21/27  335,000 303,652
1.750% due 08/21/30  200,000 162,881
2.875% due 06/01/26  100,000 97,167
3.000% due 08/15/26  35,000 33,933
3.250% due 08/15/29  65,000 59,210
3.750% due 04/01/30  100,000 91,644
4.125% due 04/01/40  300,000 234,579
4.300% due 03/25/28  72,000 69,798
4.780% due 03/25/38  95,000 82,225
5.125% due 07/20/45  105,000 88,327
5.300% due 06/01/33  80,000 76,721
5.300% due 12/05/43  200,000 174,706
5.700% due 06/01/34  250,000 245,844
5.875% due 06/01/53  200,000 183,608
Danaher Corp.
2.600% due 10/01/50  125,000 74,476
2.800% due 12/10/51  100,000 61,758
4.375% due 09/15/45  30,000 25,735
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 302,218
3.875% due 04/29/43  100,000 79,832
Dignity Health
5.267% due 11/01/64  100,000 89,821
Elevance Health, Inc.
2.550% due 03/15/31  100,000 85,846
3.600% due 03/15/51  30,000 20,891
3.650% due 12/01/27  30,000 29,194
4.375% due 12/01/47  30,000 24,207
4.625% due 05/15/42  100,000 86,447
4.650% due 01/15/43  50,000 43,399
4.750% due 02/15/33  100,000 95,886
5.125% due 02/15/53  500,000 445,183
a
Principal
Amount Value
5.200% due 02/15/35  $ 95,000 $ 92,820
5.500% due 10/15/32  200,000 202,027
Eli Lilly & Co.
2.250% due 05/15/50  200,000 112,501
3.375% due 03/15/29  27,000 25,723
4.150% due 08/14/27  70,000 69,632
4.600% due 08/14/34  70,000 67,242
4.700% due 02/27/33  125,000 122,564
4.950% due 02/27/63  250,000 224,457
5.050% due 08/14/54  50,000 46,352
Equifax, Inc.
2.350% due 09/15/31  150,000 125,485
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 37,447
2.375% due 12/01/29  10,000 8,919
3.125% due 12/01/49  15,000 9,604
3.150% due 03/15/27  50,000 48,519
4.150% due 03/15/47  30,000 23,720
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 38,086
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 94,146
5.857% due 03/15/30  200,000 207,214
General Mills, Inc.
2.250% due 10/14/31  50,000 41,733
3.000% due 02/01/51  60,000 37,998
3.200% due 02/10/27  100,000 97,141
4.200% due 04/17/28  50,000 48,990
4.950% due 03/29/33  70,000 68,321
5.250% due 01/30/35  100,000 98,662
George Washington University
4.300% due 09/15/44  50,000 43,092
Georgetown University
2.943% due 04/01/50  25,000 16,178
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 41,038
1.650% due 10/01/30  40,000 33,463
2.600% due 10/01/40  450,000 311,360
2.800% due 10/01/50  100,000 61,521
2.950% due 03/01/27  100,000 96,656
3.650% due 03/01/26  100,000 98,855
4.150% due 03/01/47  75,000 60,009
4.600% due 09/01/35  45,000 42,500
4.750% due 03/01/46  50,000 44,108
5.100% due 06/15/35  50,000 49,213
5.250% due 10/15/33  155,000 155,628
GlaxoSmithKline Capital PLC (United
Kingdom)
3.375% due 06/01/29  250,000 236,500
GlaxoSmithKline Capital, Inc. (United
Kingdom)
6.375% due 05/15/38  100,000 108,483
Global Payments, Inc.
2.900% due 05/15/30  300,000 267,213
5.400% due 08/15/32  200,000 199,972
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 83,392
Haleon U.S. Capital LLC
3.375% due 03/24/27  250,000 242,712
3.625% due 03/24/32  250,000 226,446
HCA, Inc.
3.125% due 03/15/27  45,000 43,310
3.625% due 03/15/32  600,000 528,986

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.125% due 06/15/29  $ 35,000 $ 33,405
4.500% due 02/15/27  60,000 59,454
4.625% due 03/15/52  25,000 19,533
5.125% due 06/15/39  50,000 45,611
5.200% due 06/01/28  165,000 165,458
5.250% due 06/15/26  75,000 75,221
5.250% due 06/15/49  100,000 86,645
5.500% due 06/15/47  75,000 68,190
5.900% due 06/01/53  200,000 188,890
6.000% due 04/01/54  100,000 95,342
Hershey Co.
2.300% due 08/15/26  50,000 48,374
4.250% due 05/04/28  140,000 138,789
Hormel Foods Corp.
1.700% due 06/03/28  35,000 31,720
3.050% due 06/03/51  25,000 16,308
Humana, Inc.
3.700% due 03/23/29  85,000 80,274
4.625% due 12/01/42  100,000 82,472
5.375% due 04/15/31  110,000 109,125
5.750% due 12/01/28  200,000 203,763
Illumina, Inc.
4.650% due 09/09/26  55,000 54,829
Ingredion, Inc.
3.200% due 10/01/26  100,000 97,293
J.M. Smucker Co.
2.375% due 03/15/30  65,000 57,398
6.200% due 11/15/33  100,000 105,493
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
5.750% due 04/01/33  364,000 362,574
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 39,752
Johns Hopkins University
4.705% due 07/01/32  30,000 29,383
Johnson & Johnson
1.300% due 09/01/30  70,000 58,738
2.100% due 09/01/40  65,000 43,291
2.250% due 09/01/50  100,000 57,248
2.450% due 03/01/26  50,000 48,907
3.400% due 01/15/38  50,000 41,837
3.500% due 01/15/48  65,000 49,079
3.550% due 03/01/36  25,000 21,841
3.625% due 03/03/37  132,000 114,510
3.700% due 03/01/46  25,000 19,782
3.750% due 03/03/47  50,000 39,530
4.850% due 05/15/41  50,000 48,281
4.950% due 06/01/34  105,000 105,039
5.950% due 08/15/37  100,000 107,987
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 46,014
3.002% due 06/01/51  70,000 45,516
3.150% due 05/01/27  225,000 217,926
4.150% due 05/01/47  20,000 16,331
Kellanova
3.400% due 11/15/27  100,000 96,626
4.300% due 05/15/28  100,000 98,407
Kenvue, Inc.
5.050% due 03/22/28  200,000 202,372
5.050% due 03/22/53  200,000 185,561
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  50,000 48,349
3.430% due 06/15/27  35,000 33,988
a
Principal
Amount Value
3.950% due 04/15/29  $ 250,000 $ 239,884
4.420% due 12/15/46  250,000 206,100
5.300% due 03/15/34  100,000 99,876
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 22,851
2.000% due 11/02/31  100,000 84,376
3.950% due 11/01/28  10,000 9,789
6.625% due 08/01/37  100,000 113,137
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 245,032
Kroger Co.
3.500% due 02/01/26  50,000 49,371
3.950% due 01/15/50  100,000 75,192
4.650% due 01/15/48  100,000 83,748
5.000% due 09/15/34  45,000 43,608
5.150% due 08/01/43  25,000 22,931
5.500% due 09/15/54  35,000 33,004
5.650% due 09/15/64  35,000 32,876
Laboratory Corp. of America Holdings
1.550% due 06/01/26  70,000 66,933
2.700% due 06/01/31  100,000 85,997
3.600% due 09/01/27  100,000 97,294
4.700% due 02/01/45  50,000 43,046
Leland Stanford Junior University
3.647% due 05/01/48  125,000 96,711
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,658
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 67,454
5.600% due 07/01/11  100,000 101,006
Mayo Clinic
3.196% due 11/15/61  100,000 64,631
McCormick & Co., Inc.
0.900% due 02/15/26  95,000 91,043
3.400% due 08/15/27  50,000 48,517
4.700% due 10/15/34  65,000 61,226
McKesson Corp.
1.300% due 08/15/26  165,000 156,501
Mead Johnson Nutrition Co. (United
Kingdom)
4.600% due 06/01/44  200,000 175,239
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 191,142
Medtronic, Inc.
4.625% due 03/15/45  65,000 57,771
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 36,235
Merck & Co., Inc.
0.750% due 02/24/26  350,000 335,780
1.700% due 06/10/27  50,000 46,884
2.150% due 12/10/31  50,000 41,829
3.600% due 09/15/42  300,000 233,714
4.050% due 05/17/28  250,000 246,374
4.150% due 05/18/43  100,000 83,812
4.500% due 05/17/33  120,000 115,651
5.000% due 05/17/53  100,000 91,093
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 31,971
5.000% due 05/01/42  100,000 92,145
Mondelez International, Inc.
1.500% due 02/04/31  40,000 32,648
1.875% due 10/15/32  300,000 241,241
2.625% due 09/04/50  25,000 14,639

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Moody's Corp.
2.000% due 08/19/31  $ 100,000 $ 83,136
2.750% due 08/19/41  100,000 69,339
4.875% due 12/17/48  50,000 44,558
Mount Sinai Hospital
3.981% due 07/01/48  50,000 36,326
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 23,884
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 74,192
Northwestern University
3.662% due 12/01/57  25,000 18,379
Novartis Capital Corp. (Switzerland)
3.100% due 05/17/27  30,000 29,095
4.000% due 11/20/45  100,000 82,134
4.200% due 09/18/34  125,000 116,343
4.700% due 09/18/54  95,000 83,858
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,394
OhioHealth Corp.
2.297% due 11/15/31  100,000 83,865
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 48,215
3.250% due 06/01/50  65,000 44,086
4.400% due 06/01/32  100,000 96,057
5.050% due 06/01/52  100,000 92,472
PepsiCo, Inc.
1.625% due 05/01/30  60,000 51,214
1.950% due 10/21/31  75,000 62,397
2.375% due 10/06/26  55,000 53,183
2.750% due 03/19/30  500,000 454,319
2.750% due 10/21/51  500,000 312,119
3.450% due 10/06/46  60,000 44,078
4.200% due 07/18/52  55,000 44,855
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  195,000 194,819
4.450% due 05/19/28  250,000 247,857
4.750% due 05/19/33  265,000 257,600
5.110% due 05/19/43  300,000 281,795
5.300% due 05/19/53  180,000 168,677
5.340% due 05/19/63  200,000 183,774
Pfizer, Inc.
1.750% due 08/18/31  100,000 82,384
2.550% due 05/28/40  25,000 17,287
2.625% due 04/01/30  250,000 224,314
2.700% due 05/28/50  25,000 15,395
3.000% due 12/15/26  100,000 97,332
3.600% due 09/15/28  100,000 96,890
3.900% due 03/15/39  25,000 21,104
4.100% due 09/15/38  50,000 43,705
4.200% due 09/15/48  35,000 28,380
Philip Morris International, Inc.
0.875% due 05/01/26  100,000 95,215
1.750% due 11/01/30  100,000 83,587
4.250% due 11/10/44  30,000 24,586
4.500% due 03/20/42  200,000 173,954
4.875% due 02/15/28  100,000 100,269
4.900% due 11/01/34  100,000 96,146
5.125% due 02/15/30  100,000 100,559
5.375% due 02/15/33  100,000 100,241
6.375% due 05/16/38  100,000 107,495
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 204,024
a
Principal
Amount Value
President & Fellows of Harvard College
4.875% due 10/15/40  $ 100,000 $ 95,037
Procter & Gamble Co.
1.000% due 04/23/26  250,000 239,796
1.200% due 10/29/30  50,000 41,290
3.000% due 03/25/30  300,000 276,671
3.950% due 01/26/28  100,000 98,793
Providence St. Joseph Health Obligated
Group
2.700% due 10/01/51  75,000 43,516
3.930% due 10/01/48  35,000 26,406
Quanta Services, Inc.
2.350% due 01/15/32  25,000 20,700
3.050% due 10/01/41  30,000 21,088
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 60,768
2.950% due 06/30/30  55,000 49,427
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 96,648
Revvity, Inc.
2.550% due 03/15/31  85,000 72,122
3.300% due 09/15/29  30,000 27,695
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 298,077
Royalty Pharma PLC
2.150% due 09/02/31  55,000 45,181
3.350% due 09/02/51  60,000 38,130
5.400% due 09/02/34  150,000 146,048
S&P Global, Inc.
2.450% due 03/01/27  250,000 239,051
2.700% due 03/01/29  200,000 184,150
3.900% due 03/01/62  250,000 186,913
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 209,631
Solventum Corp.
5.450% due 02/25/27 ~ 250,000 252,503
Stanford Health Care
3.027% due 08/15/51  30,000 19,873
Stryker Corp.
4.100% due 04/01/43  100,000 82,329
4.250% due 09/11/29  250,000 243,309
Sutter Health
2.294% due 08/15/30  55,000 47,852
3.361% due 08/15/50  55,000 38,865
5.547% due 08/15/53  100,000 100,160
Sysco Corp.
2.450% due 12/14/31  105,000 88,129
3.150% due 12/14/51  125,000 80,613
3.250% due 07/15/27  50,000 48,251
4.450% due 03/15/48  50,000 40,891
4.500% due 04/01/46  25,000 20,813
4.850% due 10/01/45  15,000 13,189
6.000% due 01/17/34  200,000 209,764
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 162,099
5.000% due 11/26/28  100,000 100,278
5.300% due 07/05/34  200,000 198,186
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 17,994
2.000% due 10/15/31  35,000 29,132
2.800% due 10/15/41  320,000 225,180
5.200% due 01/31/34  75,000 75,272
5.300% due 02/01/44  100,000 95,609

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Toledo Hospital
5.750% due 11/15/38  $ 50,000 $ 49,256
Trustees of Princeton University
5.700% due 03/01/39  50,000 52,694
Tyson Foods, Inc.
3.550% due 06/02/27  350,000 339,552
4.000% due 03/01/26  15,000 14,892
4.350% due 03/01/29  20,000 19,451
5.100% due 09/28/48  10,000 8,888
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 115,766
4.875% due 09/08/28  200,000 201,660
5.900% due 11/15/32  50,000 53,135
UnitedHealth Group, Inc.
1.150% due 05/15/26  50,000 47,811
2.300% due 05/15/31  50,000 42,536
2.875% due 08/15/29  75,000 68,971
2.900% due 05/15/50  300,000 186,156
3.050% due 05/15/41  50,000 36,120
3.250% due 05/15/51  50,000 33,038
3.500% due 08/15/39  60,000 47,482
3.700% due 08/15/49  65,000 47,290
3.850% due 06/15/28  100,000 97,238
3.875% due 12/15/28  25,000 24,186
3.875% due 08/15/59  100,000 70,879
4.200% due 05/15/32  65,000 61,272
4.250% due 06/15/48  50,000 40,158
4.450% due 12/15/48  25,000 20,645
4.500% due 04/15/33  150,000 142,365
4.750% due 07/15/45  50,000 44,107
4.800% due 01/15/30  150,000 149,270
5.050% due 04/15/53  150,000 135,173
5.150% due 07/15/34  90,000 88,847
5.250% due 02/15/28  70,000 71,098
5.350% due 02/15/33  100,000 100,666
5.375% due 04/15/54  145,000 136,107
5.625% due 07/15/54  90,000 87,425
5.875% due 02/15/53  530,000 531,794
6.875% due 02/15/38  250,000 283,073
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 101,382
University of Chicago
2.761% due 04/01/45  10,000 7,626
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 37,186
University of Southern California
2.805% due 10/01/50  50,000 32,068
3.028% due 10/01/39  50,000 39,599
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  61,000 60,082
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 118,509
Viatris, Inc.
3.850% due 06/22/40  400,000 300,113
Wyeth LLC
5.950% due 04/01/37  50,000 52,242
6.500% due 02/01/34  100,000 108,908
Yale University
2.402% due 04/15/50  150,000 89,585
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 85,387
a
Principal
Amount Value
Zoetis, Inc.
5.600% due 11/16/32  $ 135,000 $ 139,243
48,053,378
Energy - 1.7%
Apache Corp.
5.100% due 09/01/40  150,000 131,354
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 47,653
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
3.337% due 12/15/27  100,000 96,483
4.080% due 12/15/47  50,000 39,385
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 149,500
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 110,054
2.772% due 11/10/50  130,000 78,061
3.000% due 02/24/50  150,000 95,458
3.001% due 03/17/52  50,000 31,231
3.119% due 05/04/26  25,000 24,566
3.588% due 04/14/27  100,000 97,781
4.234% due 11/06/28  400,000 391,784
4.812% due 02/13/33  235,000 227,268
4.970% due 10/17/29  150,000 150,756
5.227% due 11/17/34  100,000 98,542
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 48,954
4.950% due 06/01/47  25,000 21,475
6.750% due 02/01/39  90,000 95,538
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 54,214
3.750% due 02/15/52  225,000 155,185
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 56,372
5.125% due 06/30/27  300,000 301,703
Cheniere Energy Partners LP
5.950% due 06/30/33  125,000 128,042
Chevron Corp.
1.995% due 05/11/27  350,000 330,974
2.236% due 05/11/30  25,000 22,026
2.954% due 05/16/26  100,000 98,104
Chevron USA, Inc.
3.850% due 01/15/28  50,000 49,339
ConocoPhillips Co.
4.025% due 03/15/62  200,000 144,631
5.000% due 01/15/35  200,000 194,371
5.050% due 09/15/33  145,000 143,149
5.650% due 01/15/65  115,000 108,826
6.950% due 04/15/29  100,000 108,498
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 99,176
Devon Energy Corp.
5.000% due 06/15/45  105,000 87,824
5.200% due 09/15/34  200,000 190,007
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 93,056
4.250% due 03/15/52  60,000 45,295
6.250% due 03/15/33  300,000 311,993
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 61,373
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 57,098

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Enbridge, Inc. (Canada)
1.600% due 10/04/26  $ 55,000 $ 52,103
2.500% due 08/01/33  400,000 321,302
3.400% due 08/01/51  70,000 46,857
3.700% due 07/15/27  100,000 97,641
4.500% due 06/10/44  150,000 124,304
6.000% due 11/15/28  100,000 103,532
Energy Transfer LP
3.900% due 07/15/26  100,000 98,760
4.200% due 04/15/27  100,000 98,701
4.400% due 03/15/27  200,000 198,155
5.250% due 04/15/29  25,000 25,108
5.300% due 04/15/47  100,000 88,571
5.600% due 09/01/34  250,000 249,944
5.750% due 02/15/33  350,000 355,032
5.950% due 10/01/43  100,000 97,186
6.125% due 12/15/45  200,000 197,683
6.500% due 02/01/42  100,000 103,686
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 93,093
4.150% due 10/16/28  50,000 48,822
4.200% due 01/31/50  450,000 354,366
4.250% due 02/15/48  25,000 20,110
4.800% due 02/01/49  50,000 43,090
4.950% due 02/15/35  55,000 53,252
5.350% due 01/31/33  100,000 100,837
6.125% due 10/15/39  115,000 119,353
6.875% due 03/01/33  150,000 165,187
EOG Resources, Inc.
5.650% due 12/01/54  210,000 205,838
EQT Corp.
5.750% due 02/01/34  250,000 248,666
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 110,913
3.950% due 05/15/43  300,000 246,930
Expand Energy Corp.
5.700% due 01/15/35  105,000 103,121
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 45,650
2.610% due 10/15/30  250,000 222,821
2.995% due 08/16/39  50,000 37,850
3.043% due 03/01/26  150,000 147,714
3.452% due 04/15/51  200,000 140,325
4.114% due 03/01/46  65,000 52,778
4.327% due 03/19/50  300,000 246,990
Halliburton Co.
4.850% due 11/15/35  50,000 47,550
5.000% due 11/15/45  342,000 305,729
7.450% due 09/15/39  25,000 29,274
Hess Corp.
4.300% due 04/01/27  50,000 49,504
5.600% due 02/15/41  50,000 49,435
5.800% due 04/01/47  50,000 50,106
7.125% due 03/15/33  50,000 55,542
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 175,896
3.250% due 08/01/50  220,000 139,509
4.300% due 03/01/28  300,000 294,593
4.800% due 02/01/33  100,000 95,081
5.100% due 08/01/29  45,000 45,017
5.300% due 12/01/34  70,000 68,256
5.550% due 06/01/45  350,000 327,561
a
Principal
Amount Value
Marathon Petroleum Corp.
3.800% due 04/01/28  $ 30,000 $ 28,958
4.500% due 04/01/48  25,000 19,549
5.125% due 12/15/26  50,000 50,301
6.500% due 03/01/41  100,000 103,729
MPLX LP
2.650% due 08/15/30  45,000 39,397
4.250% due 12/01/27  250,000 246,176
4.500% due 04/15/38  30,000 26,170
4.700% due 04/15/48  45,000 36,928
4.900% due 04/15/58  15,000 12,134
4.950% due 03/14/52  200,000 168,254
5.650% due 03/01/53  75,000 69,969
NOV, Inc.
3.950% due 12/01/42  100,000 74,283
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 111,933
6.600% due 03/15/46  300,000 303,133
6.625% due 09/01/30  300,000 314,171
ONEOK, Inc.
3.100% due 03/15/30  25,000 22,678
4.000% due 07/13/27  130,000 127,724
4.200% due 10/03/47  50,000 37,964
4.250% due 09/24/27  75,000 73,921
4.250% due 09/15/46  70,000 53,953
4.350% due 03/15/29  100,000 97,412
4.500% due 03/15/50  25,000 19,731
4.550% due 07/15/28  50,000 49,295
4.950% due 07/13/47  50,000 42,482
5.000% due 03/01/26  50,000 50,103
5.050% due 11/01/34  100,000 95,704
5.200% due 07/15/48  225,000 198,463
5.700% due 11/01/54  100,000 94,119
5.850% due 11/01/64  100,000 93,654
Ovintiv, Inc.
6.250% due 07/15/33  115,000 117,852
Phillips 66
1.300% due 02/15/26  20,000 19,280
3.300% due 03/15/52  100,000 64,368
4.650% due 11/15/34  200,000 186,611
Phillips 66 Co.
3.550% due 10/01/26  50,000 49,133
4.900% due 10/01/46  25,000 21,598
4.950% due 12/01/27  250,000 252,092
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  150,000 149,391
4.700% due 06/15/44  50,000 41,329
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 198,702
Schlumberger Investment SA
2.650% due 06/26/30  100,000 89,145
4.500% due 05/15/28  50,000 49,617
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 76,628
3.250% due 04/06/50  100,000 67,427
3.750% due 09/12/46  50,000 37,612
4.000% due 05/10/46  100,000 78,287
4.125% due 05/11/35  263,000 241,183
Shell International Finance BV
2.500% due 09/12/26  50,000 48,409
2.875% due 05/10/26  100,000 97,827
2.875% due 11/26/41  200,000 141,448

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.000% due 11/26/51  $ 200,000 $ 126,662
3.625% due 08/21/42  100,000 77,946
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,543
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 51,990
6.800% due 05/15/38  109,000 116,473
Targa Resources Corp.
5.200% due 07/01/27  85,000 85,519
6.125% due 03/15/33  70,000 72,205
6.150% due 03/01/29  200,000 207,664
6.250% due 07/01/52  200,000 199,780
TC PipeLines LP
3.900% due 05/25/27  20,000 19,564
TotalEnergies Capital International SA
(France)
2.829% due 01/10/30  50,000 45,515
3.127% due 05/29/50  100,000 65,578
3.461% due 07/12/49  50,000 35,281
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,315
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 190,010
4.250% due 05/15/28  50,000 48,830
7.625% due 01/15/39  50,000 57,947
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 22,788
4.000% due 03/15/28  50,000 48,594
4.450% due 08/01/42  150,000 127,234
Valero Energy Corp.
2.150% due 09/15/27  100,000 93,517
2.800% due 12/01/31  100,000 85,413
6.625% due 06/15/37  150,000 157,647
Western Midstream Operating LP
4.050% due 02/01/30  200,000 187,726
6.150% due 04/01/33  40,000 40,795
Williams Cos., Inc.
2.600% due 03/15/31  350,000 301,555
3.750% due 06/15/27  50,000 48,751
5.100% due 09/15/45  100,000 89,920
5.300% due 08/15/52  250,000 228,810
5.400% due 03/02/26  70,000 70,510
5.750% due 06/24/44  35,000 33,961
6.300% due 04/15/40  20,000 20,845
19,269,538
Financial - 9.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 143,704
3.300% due 01/30/32  150,000 130,752
3.875% due 01/23/28  150,000 145,394
5.100% due 01/19/29  150,000 149,954
5.750% due 06/06/28  150,000 152,896
6.450% due 04/15/27  350,000 360,966
African Development Bank (Multi-National)
0.875% due 03/23/26  400,000 383,368
0.875% due 07/22/26  116,000 110,004
3.500% due 09/18/29  200,000 192,037
Agree LP
5.625% due 06/15/34  60,000 60,207
Air Lease Corp.
2.100% due 09/01/28  300,000 270,791
3.000% due 02/01/30  100,000 90,335
a
Principal
Amount Value
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  $ 50,000 $ 44,754
2.950% due 03/15/34  40,000 32,943
3.375% due 08/15/31  60,000 53,753
3.550% due 03/15/52  70,000 47,676
3.950% due 01/15/27  25,000 24,601
4.000% due 02/01/50  100,000 74,500
4.500% due 07/30/29  20,000 19,566
4.750% due 04/15/35  20,000 18,760
5.150% due 04/15/53  150,000 133,931
Allstate Corp.
3.280% due 12/15/26  350,000 342,228
Ally Financial, Inc.
6.184% due 07/26/35  250,000 247,271
6.992% due 06/13/29  125,000 130,270
American Express Co.
3.300% due 05/03/27  415,000 402,775
4.050% due 12/03/42  125,000 104,749
5.043% due 07/26/28  75,000 75,408
5.282% due 07/27/29  250,000 252,882
5.850% due 11/05/27  60,000 61,869
6.489% due 10/30/31  65,000 69,497
American Financial Group, Inc.
4.500% due 06/15/47  50,000 41,528
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 62,605
5.250% due 03/15/35  60,000 58,420
American International Group, Inc.
4.375% due 06/30/50  100,000 82,778
5.125% due 03/27/33  165,000 163,055
American Tower Corp.
1.875% due 10/15/30  200,000 167,688
2.300% due 09/15/31  350,000 291,244
2.900% due 01/15/30  50,000 45,055
3.100% due 06/15/50  50,000 32,105
3.375% due 10/15/26  100,000 97,750
3.600% due 01/15/28  100,000 96,248
5.250% due 07/15/28  150,000 150,989
5.900% due 11/15/33  65,000 66,994
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 59,921
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 82,766
2.900% due 08/23/51  100,000 61,118
Aon North America, Inc.
5.150% due 03/01/29  200,000 200,690
5.450% due 03/01/34  150,000 149,843
5.750% due 03/01/54  150,000 146,415
Apollo Debt Solutions BDC
6.900% due 04/13/29 ~ 65,000 67,301
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 183,835
ARES Capital Corp.
2.150% due 07/15/26  350,000 334,899
Ares Strategic Income Fund
5.700% due 03/15/28 ~ 100,000 100,020
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 136,566
5.500% due 03/02/33  265,000 267,178
Asian Development Bank (Multi-National)
1.000% due 04/14/26  200,000 191,707
1.250% due 06/09/28  50,000 45,075
1.750% due 08/14/26  250,000 240,096

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
2.625% due 01/12/27  $ 200,000 $ 193,310
2.750% due 01/19/28  100,000 95,456
3.125% due 09/26/28  200,000 191,720
3.750% due 04/25/28  345,000 338,444
3.875% due 09/28/32  120,000 114,355
3.875% due 06/14/33  250,000 236,784
4.000% due 01/12/33  85,000 81,450
4.125% due 01/12/27  180,000 179,471
4.250% due 01/09/26  250,000 249,606
4.375% due 03/06/29  180,000 179,523
Asian Infrastructure Investment Bank
(Multi-National)
4.000% due 01/18/28  100,000 99,000
4.125% due 01/18/29  205,000 202,731
4.250% due 03/13/34  150,000 145,096
Assurant, Inc.
4.900% due 03/27/28  100,000 99,875
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 61,861
Athene Holding Ltd.
3.450% due 05/15/52  100,000 64,416
3.500% due 01/15/31  20,000 18,045
6.650% due 02/01/33  100,000 106,152
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 250,959
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 165,671
2.450% due 01/15/31  105,000 91,155
3.350% due 05/15/27  25,000 24,258
4.150% due 07/01/47  50,000 40,057
AXA SA (France)
8.600% due 12/15/30  75,000 88,208
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 204,737
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 189,175
2.749% due 12/03/30  200,000 169,492
5.294% due 08/18/27  200,000 201,294
6.607% due 11/07/28  200,000 210,507
6.921% due 08/08/33  295,000 309,788
Bank of America Corp.
1.658% due 03/11/27  350,000 337,333
1.734% due 07/22/27  410,000 390,988
1.922% due 10/24/31  100,000 83,580
2.299% due 07/21/32  100,000 83,407
2.482% due 09/21/36  200,000 163,035
2.496% due 02/13/31  100,000 87,964
2.572% due 10/20/32  100,000 84,421
2.592% due 04/29/31  500,000 440,666
2.651% due 03/11/32  100,000 86,246
2.676% due 06/19/41  350,000 243,153
2.831% due 10/24/51  25,000 15,398
2.884% due 10/22/30  50,000 45,206
2.972% due 07/21/52  100,000 63,638
3.248% due 10/21/27  150,000 144,603
3.311% due 04/22/42  200,000 149,785
3.419% due 12/20/28  169,000 162,079
3.483% due 03/13/52  100,000 70,482
3.500% due 04/19/26  150,000 147,842
3.593% due 07/21/28  100,000 96,848
3.824% due 01/20/28  300,000 294,022
3.946% due 01/23/49  100,000 77,162
a
Principal
Amount Value
3.970% due 03/05/29  $ 100,000 $ 97,018
4.078% due 04/23/40  200,000 170,377
4.083% due 03/20/51  350,000 274,277
4.183% due 11/25/27  100,000 98,191
4.450% due 03/03/26  85,000 84,694
4.750% due 04/21/45  85,000 75,156
5.015% due 07/22/33  250,000 245,289
5.080% due 01/20/27  400,000 401,225
5.202% due 04/25/29  200,000 200,981
5.288% due 04/25/34  200,000 198,397
5.518% due 10/25/35  250,000 244,568
5.819% due 09/15/29  200,000 204,992
5.872% due 09/15/34  200,000 205,496
6.110% due 01/29/37  250,000 259,188
6.204% due 11/10/28  65,000 67,305
7.750% due 05/14/38  200,000 233,828
Bank of Montreal (Canada)
0.949% due 01/22/27  100,000 96,067
4.567% due 09/10/27  100,000 99,725
4.640% due 09/10/30  200,000 196,178
5.300% due 06/05/26  150,000 151,469
Bank of New York Mellon Corp.
2.800% due 05/04/26  50,000 48,938
3.000% due 10/30/28  55,000 51,465
4.706% due 02/01/34  130,000 125,044
5.225% due 11/20/35  200,000 199,133
5.802% due 10/25/28  500,000 513,355
6.474% due 10/25/34  200,000 216,041
Bank of Nova Scotia (Canada)
1.300% due 09/15/26  50,000 47,314
2.450% due 02/02/32  100,000 83,494
4.588% due 05/04/37  40,000 36,800
4.750% due 02/02/26  240,000 240,181
5.650% due 02/01/34  150,000 152,840
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 173,770
2.894% due 11/24/32  200,000 168,939
3.330% due 11/24/42  200,000 144,844
4.337% due 01/10/28  300,000 293,479
4.942% due 09/10/30  200,000 196,147
4.950% due 01/10/47  200,000 177,956
5.690% due 03/12/30  200,000 202,008
6.490% due 09/13/29  200,000 208,080
7.385% due 11/02/28  200,000 212,041
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 66,998
2.850% due 10/15/50  90,000 56,536
3.850% due 03/15/52  200,000 151,520
4.300% due 05/15/43  200,000 173,269
5.750% due 01/15/40  25,000 26,386
BGC Group, Inc.
6.600% due 06/10/29  75,000 76,874
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 118,560
Blackrock, Inc.
1.900% due 01/28/31  15,000 12,645
2.100% due 02/25/32  100,000 82,384
2.400% due 04/30/30  45,000 39,984
3.200% due 03/15/27  56,000 54,564
3.250% due 04/30/29  60,000 56,707
4.750% due 05/25/33  115,000 112,655
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 95,322

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.250% due 03/15/27  $ 150,000 $ 143,643
5.600% due 11/22/29 ~ 100,000 98,791
Blackstone Secured Lending Fund
2.750% due 09/16/26  100,000 96,063
5.350% due 04/13/28  200,000 199,556
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 90,992
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 25,000 25,530
7.950% due 06/13/28  100,000 106,224
Boston Properties LP
2.450% due 10/01/33  50,000 38,556
2.550% due 04/01/32  250,000 202,520
3.250% due 01/30/31  150,000 131,979
5.750% due 01/15/35  225,000 220,733
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 97,074
4.700% due 06/22/47  50,000 38,859
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 42,001
4.050% due 07/01/30  10,000 9,460
4.125% due 06/15/26  50,000 49,504
5.500% due 02/15/34  70,000 69,362
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 258,781
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 34,511
4.700% due 09/20/47  50,000 43,223
4.850% due 03/29/29  100,000 99,362
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 32,282
4.500% due 03/15/29  50,000 49,026
4.950% due 03/17/52  200,000 171,035
Camden Property Trust
3.150% due 07/01/29  30,000 27,882
4.100% due 10/15/28  20,000 19,460
4.900% due 01/15/34  100,000 97,117
Canadian Imperial Bank of Commerce
(Canada)
1.250% due 06/22/26  100,000 95,246
3.600% due 04/07/32  45,000 40,390
5.001% due 04/28/28  100,000 100,284
5.237% due 06/28/27  150,000 151,636
5.260% due 04/08/29  65,000 65,539
Capital One Financial Corp.
1.878% due 11/02/27  100,000 94,549
2.618% due 11/02/32  100,000 82,962
3.750% due 03/09/27  50,000 48,830
3.800% due 01/31/28  200,000 193,116
4.927% due 05/10/28  100,000 99,710
5.468% due 02/01/29  65,000 65,472
5.700% due 02/01/30  500,000 507,015
6.312% due 06/08/29  65,000 67,141
CBRE Services, Inc.
4.875% due 03/01/26  100,000 99,917
Charles Schwab Corp.
0.900% due 03/11/26  135,000 129,216
1.150% due 05/13/26  75,000 71,652
1.950% due 12/01/31  100,000 81,622
2.300% due 05/13/31  150,000 127,594
2.450% due 03/03/27  250,000 238,764
3.200% due 03/02/27  100,000 96,874
6.136% due 08/24/34  100,000 105,042
a
Principal
Amount Value
Chubb INA Holdings LLC
1.375% due 09/15/30  $ 250,000 $ 207,746
2.850% due 12/15/51  25,000 15,791
3.050% due 12/15/61  10,000 6,074
4.150% due 03/13/43  25,000 20,935
5.000% due 03/15/34  95,000 93,881
Citibank NA
4.876% due 11/19/27  300,000 300,320
4.929% due 08/06/26  250,000 251,159
5.803% due 09/29/28  250,000 257,854
Citigroup, Inc.
1.462% due 06/09/27  100,000 95,245
2.520% due 11/03/32  70,000 58,387
2.561% due 05/01/32  55,000 46,574
2.666% due 01/29/31  150,000 132,764
2.904% due 11/03/42  50,000 35,038
2.976% due 11/05/30  100,000 90,231
3.057% due 01/25/33  135,000 116,009
3.070% due 02/24/28  300,000 288,598
3.400% due 05/01/26  100,000 98,331
3.520% due 10/27/28  100,000 96,269
3.668% due 07/24/28  100,000 96,891
3.878% due 01/24/39  100,000 83,423
3.887% due 01/10/28  100,000 98,048
4.125% due 07/25/28  100,000 97,293
4.300% due 11/20/26  100,000 99,181
4.542% due 09/19/30  100,000 97,192
4.750% due 05/18/46  50,000 43,994
5.174% due 02/13/30  400,000 399,810
5.300% due 05/06/44  400,000 377,543
5.411% due 09/19/39  50,000 47,647
5.449% due 06/11/35  150,000 148,823
5.827% due 02/13/35  250,000 248,895
6.125% due 08/25/36  100,000 102,111
6.174% due 05/25/34  115,000 117,203
6.270% due 11/17/33  235,000 246,505
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 126,881
6.645% due 04/25/35  190,000 200,410
CME Group, Inc.
3.750% due 06/15/28  100,000 97,385
4.150% due 06/15/48  50,000 41,315
CNA Financial Corp.
3.450% due 08/15/27  100,000 96,814
4.500% due 03/01/26  50,000 49,874
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 249,886
5.250% due 05/24/41  200,000 194,317
COPT Defense Properties LP
2.250% due 03/15/26  35,000 33,891
2.900% due 12/01/33  65,000 52,250
Corebridge Financial, Inc.
3.650% due 04/05/27  500,000 486,220
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 190,334
4.125% due 01/07/28  85,000 83,872
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 244,361
3.750% due 05/25/26  300,000 297,098
Cousins Properties LP
5.375% due 02/15/32  50,000 49,132

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Crown Castle, Inc.
2.100% due 04/01/31  $ 200,000 $ 165,630
2.900% due 04/01/41  500,000 348,056
3.650% due 09/01/27  35,000 33,951
3.700% due 06/15/26  35,000 34,453
3.800% due 02/15/28  50,000 48,137
4.000% due 03/01/27  40,000 39,330
4.300% due 02/15/29  60,000 58,101
4.450% due 02/15/26  35,000 34,888
4.750% due 05/15/47  25,000 21,289
5.000% due 01/11/28  35,000 34,984
CubeSmart LP
2.000% due 02/15/31  15,000 12,474
3.125% due 09/01/26  50,000 48,645
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 142,706
3.547% due 09/18/31  500,000 449,109
5.403% due 09/11/35  155,000 146,958
7.146% due 07/13/27  150,000 154,621
Digital Realty Trust LP
3.700% due 08/15/27  50,000 48,637
4.450% due 07/15/28  100,000 98,206
Discover Bank
3.450% due 07/27/26  250,000 244,547
DOC Dr. LLC
2.625% due 11/01/31  50,000 42,318
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,613
EPR Properties
3.600% due 11/15/31  30,000 26,262
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 55,238
Equinix, Inc.
2.000% due 05/15/28  35,000 31,874
2.500% due 05/15/31  100,000 85,525
3.400% due 02/15/52  10,000 6,810
Equitable Holdings, Inc.
4.350% due 04/20/28  300,000 294,106
ERP Operating LP
2.850% due 11/01/26  70,000 67,843
3.500% due 03/01/28  100,000 96,353
4.500% due 06/01/45  75,000 63,843
Essex Portfolio LP
2.550% due 06/15/31  65,000 55,224
2.650% due 03/15/32  30,000 25,278
3.375% due 04/15/26  50,000 49,115
4.000% due 03/01/29  25,000 24,053
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 128,515
4.250% due 03/13/34  200,000 193,406
4.375% due 03/09/28  120,000 119,972
European Investment Bank (Multi-National)
0.375% due 03/26/26  300,000 285,880
0.625% due 10/21/27  250,000 225,876
0.750% due 10/26/26  83,000 77,915
1.250% due 02/14/31  300,000 247,845
1.375% due 03/15/27  350,000 328,506
1.625% due 10/09/29  195,000 171,815
3.625% due 07/15/30  160,000 153,461
3.750% due 02/14/33  325,000 306,105
3.875% due 03/15/28  400,000 394,071
4.000% due 02/15/29  135,000 132,789
a
Principal
Amount Value
4.375% due 03/19/27  $ 130,000 $ 130,123
4.375% due 10/10/31  175,000 172,979
4.500% due 10/16/28  100,000 100,423
Extra Space Storage LP
3.900% due 04/01/29  220,000 210,448
4.000% due 06/15/29  100,000 95,750
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 63,105
6.500% due 06/04/29  25,000 25,542
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 151,860
6.100% due 03/15/55 ~ 100,000 98,782
Federal Realty OP LP
1.250% due 02/15/26  300,000 288,139
4.500% due 12/01/44  50,000 41,910
Fidelity National Financial, Inc.
3.400% due 06/15/30  200,000 181,581
4.500% due 08/15/28  50,000 49,147
Fifth Third Bancorp
1.707% due 11/01/27  155,000 146,393
2.550% due 05/05/27  60,000 56,990
6.339% due 07/27/29  245,000 254,262
8.250% due 03/01/38  25,000 30,001
First American Financial Corp.
5.450% due 09/30/34  100,000 96,525
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 94,705
3.250% due 07/15/27  50,000 47,441
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,442
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 42,978
4.000% due 01/15/31  50,000 45,770
5.375% due 04/15/26  50,000 50,035
5.625% due 09/15/34  200,000 196,928
5.750% due 06/01/28  25,000 25,246
Goldman Sachs Bank USA
5.283% due 03/18/27  250,000 251,463
5.414% due 05/21/27  100,000 100,800
Goldman Sachs Group, Inc.
1.431% due 03/09/27  80,000 76,822
1.542% due 09/10/27  100,000 94,592
1.948% due 10/21/27  250,000 237,297
2.383% due 07/21/32  70,000 58,364
2.615% due 04/22/32  70,000 59,677
2.640% due 02/24/28  250,000 238,474
2.908% due 07/21/42  60,000 41,717
3.210% due 04/22/42  60,000 43,754
3.436% due 02/24/43  450,000 335,585
3.500% due 11/16/26  100,000 97,854
3.615% due 03/15/28  200,000 194,515
3.750% due 02/25/26  60,000 59,370
3.800% due 03/15/30  250,000 234,563
3.814% due 04/23/29  150,000 144,342
3.850% due 01/26/27  160,000 157,056
4.017% due 10/31/38  100,000 84,809
4.223% due 05/01/29  200,000 194,708
4.411% due 04/23/39  450,000 396,900
4.750% due 10/21/45  100,000 88,606
5.016% due 10/23/35  160,000 153,220
5.049% due 07/23/30  140,000 139,214
5.330% due 07/23/35  120,000 117,820
5.561% due 11/19/45  300,000 289,903

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.727% due 04/25/30  $ 120,000 $ 122,513
6.561% due 10/24/34  200,000 215,084
6.750% due 10/01/37  200,000 214,307
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 57,206
Hartford Financial Services Group, Inc.
2.900% due 09/15/51  100,000 62,253
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 20,468
3.100% due 02/15/30  50,000 45,035
Healthpeak OP LLC
2.875% due 01/15/31  200,000 176,236
3.000% due 01/15/30  100,000 90,549
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 33,475
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,161
4.200% due 04/15/29  50,000 47,502
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 22,886
3.500% due 09/15/30  100,000 90,622
5.700% due 07/01/34  35,000 34,964
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 212,967
2.804% due 05/24/32  200,000 170,021
2.848% due 06/04/31  200,000 175,675
4.762% due 03/29/33  300,000 281,378
5.546% due 03/04/30  200,000 201,489
5.597% due 05/17/28  215,000 217,359
5.733% due 05/17/32  200,000 202,403
5.874% due 11/18/35  250,000 244,203
5.887% due 08/14/27  250,000 253,705
6.254% due 03/09/34  200,000 207,637
6.332% due 03/09/44  200,000 211,404
6.547% due 06/20/34  350,000 361,083
6.800% due 06/01/38  150,000 157,100
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 67,404
5.272% due 01/15/31  60,000 60,067
5.709% due 02/02/35  200,000 199,716
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 185,374
4.550% due 10/02/28  200,000 196,435
6.083% due 09/11/27  200,000 203,951
Inter-American Development Bank
(Multi-National)
0.875% due 04/20/26  250,000 239,100
1.125% due 07/20/28  300,000 268,459
1.125% due 01/13/31  150,000 123,021
2.000% due 06/02/26  150,000 145,134
2.000% due 07/23/26  100,000 96,499
3.200% due 08/07/42  100,000 78,553
3.500% due 09/14/29  200,000 191,939
3.625% due 09/17/31  400,000 378,225
4.000% due 01/12/28  100,000 98,933
4.125% due 02/15/29  160,000 158,130
4.375% due 02/01/27  100,000 99,986
4.500% due 09/13/33  200,000 197,632
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 148,342
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 51,514
a
Principal
Amount Value
2.650% due 09/15/40  $ 65,000 $ 45,543
3.000% due 09/15/60  65,000 37,846
3.100% due 09/15/27  100,000 95,980
5.200% due 06/15/62  350,000 318,318
5.250% due 06/15/31  55,000 55,638
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 176,132
0.875% due 05/14/30  350,000 290,187
1.125% due 09/13/28  160,000 141,962
1.375% due 04/20/28  250,000 227,223
1.625% due 11/03/31  190,000 157,291
1.750% due 10/23/29  100,000 88,445
2.500% due 03/29/32  200,000 174,401
3.125% due 06/15/27  200,000 194,334
3.500% due 07/12/28  260,000 252,694
3.625% due 09/21/29  250,000 241,284
3.875% due 10/16/29  165,000 160,875
3.875% due 02/14/30  200,000 194,664
3.875% due 08/28/34  185,000 173,574
4.000% due 08/27/26  81,000 80,582
4.000% due 07/25/30  180,000 175,563
4.000% due 01/10/31  500,000 485,347
4.750% due 04/10/26  450,000 451,857
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 93,986
0.750% due 08/27/30  250,000 203,885
4.250% due 07/02/29  200,000 198,422
4.375% due 01/15/27  65,000 64,979
Invesco Finance PLC
5.375% due 11/30/43  200,000 188,446
Invitation Homes Operating Partnership LP
2.000% due 08/15/31  300,000 243,902
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,276
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 84,419
2.750% due 10/15/32  40,000 32,880
5.875% due 07/21/28  200,000 204,583
JPMorgan Chase & Co.
1.470% due 09/22/27  75,000 70,975
1.578% due 04/22/27  65,000 62,432
1.764% due 11/19/31  100,000 83,130
2.069% due 06/01/29  140,000 127,263
2.182% due 06/01/28  650,000 610,677
2.525% due 11/19/41  100,000 67,611
2.545% due 11/08/32  375,000 316,415
2.580% due 04/22/32  75,000 64,367
2.739% due 10/15/30  75,000 67,594
2.947% due 02/24/28  60,000 57,723
2.956% due 05/13/31  65,000 58,167
2.963% due 01/25/33  100,000 86,464
3.109% due 04/22/51  250,000 165,613
3.157% due 04/22/42  300,000 220,436
3.200% due 06/15/26  100,000 98,167
3.328% due 04/22/52  70,000 47,908
3.509% due 01/23/29  185,000 177,535
3.540% due 05/01/28  100,000 97,191
3.702% due 05/06/30  150,000 142,111
3.882% due 07/24/38  150,000 128,066
3.964% due 11/15/48  100,000 78,271
4.032% due 07/24/48  150,000 118,448
4.452% due 12/05/29  150,000 147,050

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.505% due 10/22/28  $ 100,000 $ 99,131
4.603% due 10/22/30  190,000 186,440
4.851% due 07/25/28  500,000 499,923
4.912% due 07/25/33  500,000 489,044
4.946% due 10/22/35  95,000 91,570
4.979% due 07/22/28  45,000 45,151
4.995% due 07/22/30  100,000 99,595
5.012% due 01/23/30  100,000 99,927
5.040% due 01/23/28  200,000 200,769
5.294% due 07/22/35  40,000 39,593
5.336% due 01/23/35  95,000 94,439
5.350% due 06/01/34  105,000 104,964
5.500% due 10/15/40  100,000 99,606
5.534% due 11/29/45  165,000 161,167
5.581% due 04/22/30  110,000 112,206
5.600% due 07/15/41  100,000 101,059
5.717% due 09/14/33  190,000 194,130
6.254% due 10/23/34  100,000 105,736
6.400% due 05/15/38  300,000 327,727
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 353,778
KeyBank NA
5.850% due 11/15/27  250,000 256,262
Kilroy Realty LP
6.250% due 01/15/36  35,000 34,746
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 58,130
3.700% due 10/01/49  25,000 18,267
4.125% due 12/01/46  50,000 39,524
4.850% due 03/01/35  45,000 42,878
Kite Realty Group LP
4.950% due 12/15/31  70,000 68,143
Kite Realty Group Trust
4.750% due 09/15/30  25,000 24,429
Kreditanstalt fuer Wiederaufbau (Germany)
0.625% due 01/22/26  430,000 413,789
1.750% due 09/14/29  100,000 88,864
3.000% due 05/20/27  200,000 193,992
3.500% due 08/27/27  110,000 107,722
3.625% due 04/01/26  155,000 153,690
3.750% due 02/15/28  440,000 432,421
3.875% due 06/15/28  500,000 492,360
4.250% due 06/29/37  200,000 110,651
4.375% due 03/01/27  130,000 130,109
4.375% due 02/28/34  260,000 254,994
4.750% due 10/29/30  200,000 202,965
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 164,087
1.750% due 07/27/26  100,000 96,091
5.000% due 10/24/33  250,000 256,118
Lazard Group LLC
3.625% due 03/01/27  50,000 48,656
4.375% due 03/11/29  50,000 48,752
Legg Mason, Inc.
4.750% due 03/15/26  50,000 50,024
Lincoln National Corp.
3.625% due 12/12/26  150,000 147,095
3.800% due 03/01/28  35,000 33,745
4.350% due 03/01/48  25,000 19,529
Lloyds Banking Group PLC (United
Kingdom)
3.750% due 03/18/28  200,000 194,689
5.462% due 01/05/28  200,000 201,721
a
Principal
Amount Value
5.590% due 11/26/35  $ 200,000 $ 198,395
5.679% due 01/05/35  200,000 199,282
5.721% due 06/05/30  200,000 203,429
LPL Holdings, Inc.
6.000% due 05/20/34  100,000 101,876
LXP Industrial Trust
2.375% due 10/01/31  70,000 56,957
M&T Bank Corp.
4.553% due 08/16/28  65,000 64,321
4.833% due 01/16/29  60,000 59,762
Main Street Capital Corp.
3.000% due 07/14/26  100,000 96,451
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 91,497
4.150% due 03/04/26  50,000 49,709
5.375% due 03/04/46  50,000 48,911
Markel Group, Inc.
3.450% due 05/07/52  70,000 46,456
3.500% due 11/01/27  50,000 48,326
5.000% due 05/20/49  30,000 26,237
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 37,761
3.750% due 03/14/26  100,000 99,116
4.200% due 03/01/48  100,000 81,148
4.375% due 03/15/29  70,000 68,795
5.000% due 03/15/35  250,000 244,158
5.350% due 11/15/44  100,000 97,113
5.400% due 09/15/33  100,000 101,259
5.400% due 03/15/55  55,000 52,741
5.750% due 11/01/32  100,000 103,446
Mastercard, Inc.
1.900% due 03/15/31  100,000 84,605
2.000% due 11/18/31  200,000 166,201
2.950% due 11/21/26  50,000 48,645
2.950% due 06/01/29  50,000 46,674
2.950% due 03/15/51  45,000 29,135
3.650% due 06/01/49  50,000 37,759
3.800% due 11/21/46  50,000 39,195
3.950% due 02/26/48  15,000 12,037
MetLife, Inc.
5.300% due 12/15/34  70,000 69,776
5.700% due 06/15/35  100,000 103,005
5.875% due 02/06/41  200,000 204,452
6.375% due 06/15/34  100,000 107,771
Mid-America Apartments LP
3.600% due 06/01/27  100,000 97,685
3.950% due 03/15/29  25,000 24,093
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.640% due 10/13/27  200,000 189,333
2.048% due 07/17/30  200,000 171,155
3.677% due 02/22/27  100,000 97,957
3.850% due 03/01/26  200,000 198,032
3.961% due 03/02/28  50,000 48,796
4.050% due 09/11/28  150,000 146,321
5.258% due 04/17/30  200,000 201,785
5.426% due 04/17/35  200,000 200,362
5.475% due 02/22/31  200,000 203,746
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 171,047
3.261% due 05/22/30  200,000 185,970
3.663% due 02/28/27  200,000 195,557
5.754% due 05/27/34  250,000 254,997

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.778% due 07/06/29  $ 200,000 $ 204,730
Morgan Stanley
1.512% due 07/20/27  100,000 95,065
1.593% due 05/04/27  145,000 139,026
1.794% due 02/13/32  65,000 53,054
2.239% due 07/21/32  100,000 82,840
2.475% due 01/21/28  170,000 162,022
2.484% due 09/16/36  100,000 81,375
2.802% due 01/25/52  400,000 244,534
2.943% due 01/21/33  135,000 115,700
3.125% due 07/27/26  70,000 68,425
3.217% due 04/22/42  55,000 40,694
3.591% due 07/22/28 § 100,000 96,466
3.622% due 04/01/31  200,000 185,840
3.625% due 01/20/27  300,000 294,594
4.300% due 01/27/45  100,000 82,507
4.350% due 09/08/26  90,000 89,378
4.431% due 01/23/30  95,000 92,506
4.457% due 04/22/39  150,000 134,370
4.654% due 10/18/30  120,000 117,466
5.042% due 07/19/30  45,000 44,859
5.123% due 02/01/29  250,000 250,736
5.164% due 04/20/29  155,000 155,484
5.173% due 01/16/30  120,000 120,205
5.250% due 04/21/34  180,000 177,313
5.320% due 07/19/35  65,000 63,963
5.449% due 07/20/29  145,000 146,661
5.597% due 03/24/51  100,000 99,030
5.656% due 04/18/30  165,000 168,011
5.942% due 02/07/39  235,000 235,895
5.948% due 01/19/38  300,000 300,433
6.342% due 10/18/33  325,000 343,904
6.407% due 11/01/29  145,000 151,506
7.250% due 04/01/32  100,000 112,437
Morgan Stanley Bank NA
4.447% due 10/15/27  250,000 248,393
5.504% due 05/26/28  250,000 253,526
Nasdaq, Inc.
1.650% due 01/15/31  150,000 123,559
2.500% due 12/21/40  150,000 100,826
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 250,482
National Bank of Canada (Canada)
5.600% due 07/02/27  250,000 252,840
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 302,807
3.073% due 05/22/28  200,000 191,345
NNN REIT, Inc.
4.300% due 10/15/28  35,000 34,225
5.600% due 10/15/33  125,000 126,123
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 95,116
2.329% due 01/22/27  300,000 284,529
Nordic Investment Bank (Multi-National)
0.500% due 01/21/26  300,000 287,541
4.250% due 02/28/29  200,000 198,362
Northern Trust Corp.
1.950% due 05/01/30  75,000 64,776
3.375% due 05/08/32  63,000 60,462
3.650% due 08/03/28  50,000 48,299
4.000% due 05/10/27  35,000 34,545
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 47,065
a
Principal
Amount Value
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  $ 50,000 $ 49,347
4.250% due 03/01/28  35,000 34,868
4.750% due 05/21/27  250,000 252,038
Old Republic International Corp.
3.850% due 06/11/51  55,000 38,847
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 49,355
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 48,694
4.000% due 04/13/32  100,000 92,079
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 27,844
9.250% due 07/20/28  200,000 219,592
PNC Bank NA
4.050% due 07/26/28  350,000 338,285
PNC Financial Services Group, Inc.
2.550% due 01/22/30  350,000 310,938
4.812% due 10/21/32  65,000 63,284
5.068% due 01/24/34  40,000 38,983
5.582% due 06/12/29  120,000 122,119
5.676% due 01/22/35  250,000 252,999
5.939% due 08/18/34  200,000 206,414
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 23,830
4.625% due 09/15/42  100,000 88,589
5.375% due 03/15/33  30,000 30,072
Progressive Corp.
2.500% due 03/15/27  40,000 38,307
3.000% due 03/15/32  50,000 43,966
3.700% due 03/15/52  175,000 129,458
4.000% due 03/01/29  25,000 24,305
4.125% due 04/15/47  100,000 80,626
Prologis LP
1.250% due 10/15/30  55,000 45,103
1.625% due 03/15/31  100,000 81,839
1.750% due 02/01/31  20,000 16,600
2.125% due 04/15/27  25,000 23,694
2.125% due 10/15/50  40,000 21,006
2.250% due 04/15/30  30,000 26,251
2.250% due 01/15/32  50,000 41,627
2.875% due 11/15/29  40,000 36,630
3.000% due 04/15/50  25,000 16,118
3.375% due 12/15/27  60,000 58,064
4.375% due 02/01/29  15,000 14,753
4.875% due 06/15/28  200,000 200,537
Prudential Financial, Inc.
1.500% due 03/10/26  20,000 19,305
2.100% due 03/10/30  15,000 13,232
3.000% due 03/10/40  25,000 18,472
3.700% due 10/01/50  175,000 155,864
3.700% due 03/13/51  150,000 108,706
3.935% due 12/07/49  132,000 99,787
4.350% due 02/25/50  50,000 40,805
6.625% due 06/21/40  50,000 55,026
Public Storage Operating Co.
0.875% due 02/15/26  50,000 48,010
1.500% due 11/09/26  50,000 47,338
2.300% due 05/01/31  250,000 213,639
3.094% due 09/15/27  30,000 28,871
Radian Group, Inc.
6.200% due 05/15/29  30,000 30,805

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Raymond James Financial, Inc.
4.950% due 07/15/46  $ 100,000 $ 89,892
Realty Income Corp.
1.800% due 03/15/33  50,000 38,370
2.200% due 06/15/28  35,000 32,044
2.850% due 12/15/32  30,000 25,353
3.000% due 01/15/27  50,000 48,365
3.400% due 01/15/30  50,000 46,492
4.850% due 03/15/30  65,000 64,639
4.875% due 06/01/26  25,000 25,075
4.900% due 07/15/33  200,000 193,851
5.375% due 09/01/54  40,000 38,010
Regency Centers LP
3.600% due 02/01/27  30,000 29,285
3.700% due 06/15/30  35,000 32,710
4.400% due 02/01/47  35,000 28,937
Regions Financial Corp.
1.800% due 08/12/28  300,000 267,365
Reinsurance Group of America, Inc.
3.950% due 09/15/26  60,000 59,210
6.000% due 09/15/33  50,000 51,418
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,004
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 47,524
2.050% due 01/21/27  100,000 94,962
3.625% due 05/04/27  150,000 146,570
4.650% due 01/27/26  200,000 199,855
4.900% due 01/12/28  150,000 150,136
4.950% due 02/01/29  200,000 200,473
5.200% due 07/20/26  250,000 252,502
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 66,402
4.400% due 07/13/27  145,000 143,355
6.124% due 05/31/27  125,000 126,862
6.565% due 06/12/29  100,000 103,365
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 171,134
4.858% due 09/11/30  200,000 194,550
Simon Property Group LP
1.375% due 01/15/27  300,000 281,388
2.450% due 09/13/29  100,000 89,963
2.650% due 07/15/30  100,000 89,044
3.250% due 11/30/26  50,000 48,804
3.250% due 09/13/49  100,000 67,236
3.375% due 06/15/27  100,000 97,261
4.250% due 11/30/46  50,000 40,958
Sixth Street Lending Partners
5.750% due 01/15/30 ~ 100,000 98,552
Store Capital LLC
4.500% due 03/15/28  150,000 145,516
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.710% due 01/12/31  200,000 164,059
1.902% due 09/17/28  250,000 224,314
2.296% due 01/12/41  200,000 132,984
3.010% due 10/19/26  200,000 194,317
3.202% due 09/17/29  150,000 138,664
3.364% due 07/12/27  150,000 145,380
3.784% due 03/09/26  100,000 99,035
5.558% due 07/09/34  250,000 252,605
5.766% due 01/13/33  200,000 205,906
a
Principal
Amount Value
5.800% due 07/13/28  $ 250,000 $ 256,783
Sun Communities Operating LP
2.300% due 11/01/28  65,000 58,652
5.700% due 01/15/33  100,000 99,650
Synchrony Financial
3.700% due 08/04/26  50,000 48,952
3.950% due 12/01/27  100,000 96,740
5.935% due 08/02/30  35,000 35,353
Synovus Financial Corp.
6.168% due 11/01/30  35,000 35,278
Tanger Properties LP
3.875% due 07/15/27  50,000 48,593
Toronto-Dominion Bank (Canada)
0.750% due 01/06/26  200,000 192,483
1.200% due 06/03/26  100,000 95,284
4.568% due 12/17/26  100,000 99,772
4.693% due 09/15/27  200,000 199,598
4.980% due 04/05/27  100,000 100,349
4.994% due 04/05/29  100,000 99,863
5.103% due 01/09/26  100,000 100,503
5.146% due 09/10/34  185,000 181,460
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 32,645
5.450% due 05/25/53  100,000 97,419
6.250% due 06/15/37  125,000 134,642
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 109,825
Truist Financial Corp.
1.125% due 08/03/27  100,000 91,110
1.267% due 03/02/27  120,000 115,118
1.887% due 06/07/29  125,000 112,814
1.950% due 06/05/30  135,000 115,301
4.873% due 01/26/29  40,000 39,803
4.916% due 07/28/33  100,000 94,521
5.435% due 01/24/30  110,000 111,010
5.867% due 06/08/34  200,000 203,707
7.161% due 10/30/29  55,000 58,831
U.S. Bancorp
1.375% due 07/22/30  150,000 123,843
2.491% due 11/03/36  200,000 162,039
4.548% due 07/22/28  100,000 99,194
4.839% due 02/01/34  200,000 191,513
5.775% due 06/12/29  250,000 255,691
5.850% due 10/21/33  30,000 30,672
6.787% due 10/26/27  350,000 361,908
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 301,808
UDR, Inc.
2.100% due 06/15/33  100,000 77,316
3.100% due 11/01/34  50,000 40,866
3.200% due 01/15/30  50,000 45,793
4.400% due 01/26/29  25,000 24,322
Unum Group
4.000% due 06/15/29  70,000 67,096
4.125% due 06/15/51  100,000 73,861
Ventas Realty LP
3.000% due 01/15/30  50,000 45,233
3.250% due 10/15/26  100,000 97,350
4.000% due 03/01/28  50,000 48,677
4.125% due 01/15/26  31,000 30,768
5.000% due 01/15/35  150,000 143,405
VICI Properties LP
5.125% due 11/15/31  215,000 209,871

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Visa, Inc.
1.100% due 02/15/31  $ 200,000 $ 161,813
1.900% due 04/15/27  250,000 236,458
3.650% due 09/15/47  25,000 19,167
4.150% due 12/14/35  30,000 27,736
4.300% due 12/14/45  100,000 85,687
Voya Financial, Inc.
3.650% due 06/15/26  50,000 49,199
4.800% due 06/15/46  30,000 25,695
5.000% due 09/20/34  30,000 28,428
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 87,642
Wachovia Corp.
5.500% due 08/01/35  200,000 199,957
Wells Fargo & Co.
3.000% due 04/22/26  150,000 146,803
3.000% due 10/23/26  150,000 145,556
3.068% due 04/30/41  500,000 364,029
3.196% due 06/17/27  260,000 254,073
3.526% due 03/24/28  355,000 344,422
4.150% due 01/24/29  200,000 193,989
4.478% due 04/04/31  200,000 193,688
4.808% due 07/25/28  65,000 64,781
4.897% due 07/25/33  65,000 62,796
5.013% due 04/04/51  250,000 222,208
5.198% due 01/23/30  140,000 140,438
5.211% due 12/03/35  55,000 53,537
5.389% due 04/24/34  330,000 326,471
5.499% due 01/23/35  140,000 139,474
5.557% due 07/25/34  160,000 159,849
5.574% due 07/25/29  365,000 370,680
5.606% due 01/15/44  100,000 95,794
5.707% due 04/22/28  350,000 355,802
6.491% due 10/23/34  180,000 191,412
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 253,123
6.600% due 01/15/38  100,000 109,150
Welltower OP LLC
2.050% due 01/15/29  60,000 53,674
2.750% due 01/15/31  145,000 126,863
2.750% due 01/15/32  50,000 42,552
2.800% due 06/01/31  100,000 87,130
4.125% due 03/15/29  100,000 96,852
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 90,079
2.150% due 06/03/31  100,000 84,861
2.700% due 08/19/26  150,000 145,848
2.963% due 11/16/40  200,000 142,473
3.400% due 01/25/28  100,000 96,351
4.043% due 08/26/27  100,000 98,887
4.110% due 07/24/34  65,000 61,256
4.421% due 07/24/39  45,000 39,854
5.457% due 11/18/27  100,000 102,368
5.535% due 11/17/28  250,000 257,371
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 95,459
7.375% due 03/15/32  100,000 111,414
Willis North America, Inc.
2.950% due 09/15/29  75,000 68,253
3.875% due 09/15/49  35,000 25,740
4.650% due 06/15/27  100,000 99,805
5.900% due 03/05/54  50,000 49,305
a
Principal
Amount Value
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  $ 50,000 $ 46,566
108,017,479
Industrial - 2.0%
3M Co.
2.875% due 10/15/27  100,000 95,773
3.250% due 08/26/49  200,000 135,409
4.000% due 09/14/48  250,000 196,829
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 48,237
5.600% due 05/29/34  100,000 100,578
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 65,862
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 55,897
Amphenol Corp.
2.200% due 09/15/31  60,000 50,309
4.350% due 06/01/29  50,000 48,996
5.000% due 01/15/35  190,000 185,575
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,081
5.150% due 08/21/29  65,000 64,761
5.875% due 04/10/34  65,000 65,427
Avnet, Inc.
4.625% due 04/15/26  25,000 24,859
6.250% due 03/15/28  100,000 102,778
Berry Global, Inc.
1.570% due 01/15/26  200,000 193,097
Boeing Co.
2.750% due 02/01/26  50,000 48,804
2.950% due 02/01/30  100,000 89,366
3.200% due 03/01/29  200,000 184,414
3.250% due 02/01/28  50,000 47,099
3.250% due 03/01/28  25,000 23,519
3.550% due 03/01/38  15,000 11,388
3.625% due 02/01/31  30,000 27,250
3.625% due 03/01/48  10,000 6,692
3.750% due 02/01/50  100,000 68,295
3.825% due 03/01/59  50,000 32,410
3.850% due 11/01/48  35,000 24,071
5.150% due 05/01/30  150,000 148,009
5.705% due 05/01/40  200,000 190,513
5.805% due 05/01/50  400,000 372,654
5.875% due 02/15/40  50,000 48,464
5.930% due 05/01/60  150,000 139,126
6.528% due 05/01/34  65,000 68,128
7.008% due 05/01/64  100,000 106,221
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 131,460
3.550% due 02/15/50  150,000 108,849
4.125% due 06/15/47  50,000 40,686
4.450% due 01/15/53  300,000 251,479
4.700% due 09/01/45  50,000 44,366
5.200% due 04/15/54  60,000 56,515
5.750% due 05/01/40  100,000 102,887
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 92,309
4.375% due 09/18/34  90,000 84,695
6.200% due 06/01/36  50,000 53,768
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 170,585
3.100% due 12/02/51  200,000 130,056
4.000% due 06/01/28  35,000 34,084

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
4.800% due 09/15/35  $ 20,000 $ 19,185
4.950% due 08/15/45  100,000 90,687
6.125% due 09/15/15  30,000 30,134
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 81,666
3.750% due 12/01/27  50,000 48,702
Carrier Global Corp.
2.493% due 02/15/27  35,000 33,478
2.722% due 02/15/30  50,000 44,749
3.377% due 04/05/40  15,000 11,593
3.577% due 04/05/50  150,000 107,612
5.900% due 03/15/34  65,000 67,338
Caterpillar Financial Services Corp.
0.900% due 03/02/26  200,000 192,066
4.350% due 05/15/26  302,000 301,743
4.850% due 02/27/29  200,000 201,134
Caterpillar, Inc.
3.250% due 09/19/49  100,000 69,493
3.803% due 08/15/42  100,000 81,328
CNH Industrial Capital LLC
1.450% due 07/15/26  100,000 95,161
CNH Industrial NV
3.850% due 11/15/27  35,000 34,204
CSX Corp.
3.250% due 06/01/27  250,000 242,244
4.100% due 11/15/32  100,000 93,623
4.500% due 03/15/49  65,000 55,332
4.650% due 03/01/68  45,000 36,974
5.200% due 11/15/33  250,000 250,558
5.500% due 04/15/41  75,000 74,804
Deere & Co.
2.875% due 09/07/49  15,000 9,807
3.900% due 06/09/42  100,000 83,609
Dover Corp.
5.375% due 03/01/41  50,000 48,527
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 42,548
Eaton Corp.
4.000% due 11/02/32  100,000 93,602
4.150% due 03/15/33  55,000 51,721
Emerson Electric Co.
0.875% due 10/15/26  35,000 32,920
2.200% due 12/21/31  100,000 84,063
FedEx Corp.
3.100% due 08/05/29  50,000 46,363
3.875% due 08/01/42  100,000 77,874
4.200% due 10/17/28  100,000 97,925
4.400% due 01/15/47  50,000 40,521
4.750% due 11/15/45  50,000 42,823
5.250% due 05/15/50  350,000 320,718
Flex Ltd.
3.750% due 02/01/26  50,000 49,315
4.875% due 06/15/29  25,000 24,512
Fortive Corp.
4.300% due 06/15/46  125,000 100,718
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 128,316
GATX Corp.
4.550% due 11/07/28  25,000 24,605
5.450% due 09/15/33  100,000 100,331
6.050% due 03/15/34  75,000 78,477
a
Principal
Amount Value
GE Capital International Funding Co.
Unlimited Co.
4.418% due 11/15/35  $ 350,000 $ 323,700
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,272
2.850% due 06/01/41  10,000 7,137
3.750% due 05/15/28  180,000 174,779
4.250% due 04/01/50  200,000 165,346
Honeywell International, Inc.
2.500% due 11/01/26  100,000 96,601
2.700% due 08/15/29  60,000 55,027
4.500% due 01/15/34  350,000 334,075
4.875% due 09/01/29  100,000 100,648
5.000% due 03/01/35  100,000 98,048
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 49,061
Hubbell, Inc.
3.350% due 03/01/26  50,000 49,210
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 44,929
IDEX Corp.
2.625% due 06/15/31  100,000 86,073
3.000% due 05/01/30  15,000 13,587
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 93,698
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 105,812
Jabil, Inc.
1.700% due 04/15/26  65,000 62,432
3.950% due 01/12/28  55,000 53,281
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 208,337
John Deere Capital Corp.
1.750% due 03/09/27  50,000 47,110
2.000% due 06/17/31  100,000 83,957
2.350% due 03/08/27  50,000 47,722
2.650% due 06/10/26  100,000 97,519
2.800% due 09/08/27  50,000 47,933
3.900% due 06/07/32  20,000 18,598
4.150% due 09/15/27  100,000 99,046
4.400% due 09/08/31  100,000 97,055
4.800% due 01/09/26  65,000 65,215
4.850% due 03/05/27  100,000 100,698
4.950% due 07/14/28  210,000 212,082
5.150% due 09/08/26  100,000 101,237
5.150% due 09/08/33  100,000 100,364
Johnson Controls International PLC
3.900% due 02/14/26  19,000 18,824
4.500% due 02/15/47  40,000 33,491
Johnson Controls International PLC/Tyco
Fire & Security Finance SCA
1.750% due 09/15/30  15,000 12,576
4.900% due 12/01/32  140,000 136,471
Kennametal, Inc.
4.625% due 06/15/28  50,000 49,401
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 62,560
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 27,165
3.850% due 12/15/26  25,000 24,625
4.400% due 06/15/28  100,000 98,294
5.400% due 07/31/33  250,000 249,701

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Lennox International, Inc.
5.500% due 09/15/28  $ 100,000 $ 101,744
Lockheed Martin Corp.
3.550% due 01/15/26  50,000 49,552
3.600% due 03/01/35  25,000 21,933
3.800% due 03/01/45  20,000 15,782
3.900% due 06/15/32  45,000 41,813
4.150% due 06/15/53  385,000 307,893
4.450% due 05/15/28  70,000 69,494
4.500% due 05/15/36  20,000 18,815
4.700% due 05/15/46  44,000 39,378
6.150% due 09/01/36  100,000 107,875
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 57,534
3.450% due 06/01/27  21,000 20,382
Masco Corp.
2.000% due 02/15/31  100,000 83,684
3.500% due 11/15/27  100,000 96,436
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 46,207
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 213,969
3.155% due 05/15/55  20,000 12,650
3.800% due 08/01/28  30,000 29,086
3.942% due 11/01/47  63,000 48,504
4.550% due 06/01/53  145,000 121,587
4.650% due 01/15/46  50,000 43,478
4.837% due 10/01/41  50,000 45,714
5.050% due 08/01/30  70,000 70,803
Northrop Grumman Corp.
3.250% due 01/15/28  350,000 334,691
3.850% due 04/15/45  100,000 78,576
4.700% due 03/15/33  210,000 203,650
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 42,089
Oshkosh Corp.
3.100% due 03/01/30  15,000 13,749
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 18,964
3.112% due 02/15/40  50,000 37,441
3.362% due 02/15/50  30,000 20,745
5.250% due 08/16/28  135,000 136,721
Owens Corning
3.875% due 06/01/30  150,000 141,418
5.700% due 06/15/34  45,000 45,740
Packaging Corp. of America
3.400% due 12/15/27  35,000 33,729
Parker-Hannifin Corp.
3.250% due 06/14/29  300,000 280,985
4.000% due 06/14/49  20,000 15,632
6.250% due 05/15/38  100,000 107,188
Precision Castparts Corp.
4.375% due 06/15/45  50,000 42,713
Regal Rexnord Corp.
6.050% due 04/15/28  250,000 254,369
Republic Services, Inc.
3.375% due 11/15/27  120,000 116,139
3.950% due 05/15/28  100,000 97,436
5.000% due 11/15/29  100,000 100,596
5.200% due 11/15/34  100,000 99,110
RTX Corp.
2.250% due 07/01/30  100,000 87,005
3.125% due 07/01/50  100,000 65,527
a
Principal
Amount Value
3.750% due 11/01/46  $ 50,000 $ 37,796
4.125% due 11/16/28  60,000 58,433
4.350% due 04/15/47  200,000 164,769
4.450% due 11/16/38  20,000 17,829
4.500% due 06/01/42  300,000 259,237
4.625% due 11/16/48  35,000 29,786
5.375% due 02/27/53  100,000 95,043
6.000% due 03/15/31  500,000 524,648
Ryder System, Inc.
1.750% due 09/01/26  65,000 61,865
4.300% due 06/15/27  75,000 74,167
5.250% due 06/01/28  200,000 202,239
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,192
Sonoco Products Co.
4.600% due 09/01/29  125,000 121,823
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 28,785
4.250% due 11/15/28  100,000 97,664
6.272% due 03/06/26  100,000 100,033
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 51,345
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 174,033
Textron, Inc.
3.650% due 03/15/27  100,000 97,530
4.000% due 03/15/26  25,000 24,766
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 95,966
5.250% due 03/03/33  45,000 45,205
Trimble, Inc.
4.900% due 06/15/28  50,000 49,993
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 38,218
4.500% due 02/13/26  60,000 60,039
Union Pacific Corp.
2.375% due 05/20/31  40,000 34,546
2.750% due 03/01/26  25,000 24,493
2.891% due 04/06/36  125,000 100,883
2.973% due 09/16/62  25,000 14,402
3.000% due 04/15/27  100,000 96,742
3.200% due 05/20/41  370,000 277,186
3.350% due 08/15/46  50,000 35,678
3.550% due 05/20/61  100,000 66,777
3.600% due 09/15/37  20,000 16,832
3.799% due 04/06/71  30,000 20,389
4.750% due 02/21/26  125,000 125,369
4.950% due 05/15/53  200,000 182,930
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 145,688
4.875% due 03/03/33  260,000 257,003
5.150% due 05/22/34  125,000 124,822
6.200% due 01/15/38  50,000 53,615
Veralto Corp.
5.350% due 09/18/28  300,000 303,963
Vulcan Materials Co.
4.500% due 06/15/47  100,000 83,949
5.350% due 12/01/34  200,000 199,528
Waste Connections, Inc.
3.500% due 05/01/29  100,000 94,671
4.200% due 01/15/33  70,000 65,088
Waste Management, Inc.
2.950% due 06/01/41  35,000 25,526

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.150% due 11/15/27  $ 100,000 $ 96,237
4.625% due 02/15/33  200,000 194,852
4.950% due 03/15/35  65,000 63,399
5.350% due 10/15/54  50,000 48,070
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 99,111
WRKCo, Inc.
4.000% due 03/15/28  100,000 97,073
4.200% due 06/01/32  50,000 46,689
Xylem, Inc.
3.250% due 11/01/26  30,000 29,267
4.375% due 11/01/46  25,000 20,441
21,815,579
Technology - 1.7%
Adobe, Inc.
4.800% due 04/04/29  100,000 100,535
4.850% due 04/04/27  45,000 45,339
4.950% due 04/04/34  100,000 99,220
Analog Devices, Inc.
2.100% due 10/01/31  60,000 50,281
2.800% due 10/01/41  50,000 35,409
2.950% due 10/01/51  55,000 34,953
3.450% due 06/15/27  100,000 97,517
3.500% due 12/05/26  100,000 98,201
Apple, Inc.
1.400% due 08/05/28  100,000 89,791
1.650% due 05/11/30  160,000 137,588
1.650% due 02/08/31  200,000 168,382
1.700% due 08/05/31  100,000 83,327
2.050% due 09/11/26  100,000 96,263
2.200% due 09/11/29  100,000 89,835
2.650% due 05/11/50  100,000 62,180
2.650% due 02/08/51  450,000 277,873
2.700% due 08/05/51  100,000 62,419
2.850% due 08/05/61  100,000 59,997
2.950% due 09/11/49  65,000 43,356
3.000% due 11/13/27  100,000 96,582
3.350% due 02/09/27  200,000 196,027
3.750% due 09/12/47  75,000 59,177
3.750% due 11/13/47  50,000 39,339
3.850% due 08/04/46  35,000 28,245
3.950% due 08/08/52  500,000 398,096
4.250% due 02/09/47  100,000 85,719
4.300% due 05/10/33  250,000 244,013
4.500% due 02/23/36  50,000 48,828
Applied Materials, Inc.
1.750% due 06/01/30  30,000 25,653
4.350% due 04/01/47  45,000 38,151
4.800% due 06/15/29  65,000 65,237
5.100% due 10/01/35  35,000 35,026
Autodesk, Inc.
2.400% due 12/15/31  80,000 67,254
2.850% due 01/15/30  55,000 49,898
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 172,559
3.419% due 04/15/33 ~ 250,000 218,958
3.459% due 09/15/26  26,000 25,509
3.500% due 02/15/41 ~ 315,000 246,158
3.750% due 02/15/51 ~ 140,000 104,311
4.110% due 09/15/28  211,000 206,196
4.150% due 04/15/32 ~ 40,000 37,524
4.300% due 11/15/32  200,000 188,747
4.350% due 02/15/30  50,000 48,661
a
Principal
Amount Value
4.750% due 04/15/29  $ 150,000 $ 149,084
4.800% due 10/15/34  80,000 77,236
5.000% due 04/15/30  200,000 200,167
5.050% due 07/12/29  90,000 90,371
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  50,000 49,079
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 222,694
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 368,082
4.900% due 10/01/26  100,000 100,365
5.300% due 10/01/29  100,000 101,043
8.100% due 07/15/36  27,000 32,035
8.350% due 07/15/46  13,000 16,555
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 24,927
2.950% due 02/15/51  20,000 12,549
4.800% due 03/01/26  50,000 50,044
Fidelity National Information Services, Inc.
1.150% due 03/01/26  350,000 335,905
1.650% due 03/01/28  20,000 18,105
3.100% due 03/01/41  10,000 7,273
Fiserv, Inc.
2.250% due 06/01/27  100,000 94,335
2.650% due 06/01/30  100,000 88,430
3.200% due 07/01/26  25,000 24,465
3.500% due 07/01/29  245,000 230,079
4.400% due 07/01/49  40,000 32,702
5.450% due 03/15/34  100,000 100,129
5.625% due 08/21/33  100,000 101,817
Genpact Luxembourg SARL/Genpact USA,
Inc.
6.000% due 06/04/29  50,000 51,180
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 44,534
5.000% due 10/15/34  70,000 67,319
6.200% due 10/15/35  50,000 52,326
6.350% due 10/15/45  50,000 51,952
HP, Inc.
2.650% due 06/17/31  100,000 85,636
4.000% due 04/15/29  100,000 95,904
4.200% due 04/15/32  100,000 93,682
4.750% due 01/15/28  100,000 99,944
6.000% due 09/15/41  55,000 55,845
Intel Corp.
1.600% due 08/12/28  25,000 22,061
2.000% due 08/12/31  50,000 40,282
2.450% due 11/15/29  150,000 131,726
2.600% due 05/19/26  100,000 97,012
2.800% due 08/12/41  40,000 25,539
3.050% due 08/12/51  20,000 11,418
3.200% due 08/12/61  25,000 13,583
3.250% due 11/15/49  500,000 298,728
4.150% due 08/05/32  100,000 91,053
4.875% due 02/10/26  200,000 200,152
4.875% due 02/10/28  75,000 74,643
4.900% due 08/05/52  100,000 79,017
5.200% due 02/10/33  315,000 304,675
5.625% due 02/10/43  50,000 45,848
5.700% due 02/10/53  35,000 30,976
5.900% due 02/10/63  250,000 225,750
International Business Machines Corp.
2.850% due 05/15/40  100,000 71,298

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
3.300% due 05/15/26  $ 300,000 $ 294,758
3.500% due 05/15/29  170,000 161,162
4.150% due 05/15/39  100,000 86,096
4.250% due 05/15/49  300,000 241,114
4.500% due 02/06/26  250,000 249,921
5.100% due 02/06/53  200,000 183,698
5.600% due 11/30/39  26,000 26,122
Intuit, Inc.
1.650% due 07/15/30  15,000 12,642
5.200% due 09/15/33  150,000 150,365
KLA Corp.
4.650% due 07/15/32  60,000 58,726
4.700% due 02/01/34  200,000 194,202
4.950% due 07/15/52  100,000 90,957
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 72,863
Lam Research Corp.
4.000% due 03/15/29  55,000 53,500
4.875% due 03/15/49  25,000 22,473
Leidos, Inc.
2.300% due 02/15/31  55,000 46,214
5.750% due 03/15/33  45,000 45,641
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 149,002
Micron Technology, Inc.
2.703% due 04/15/32  20,000 16,765
3.366% due 11/01/41  15,000 10,978
3.477% due 11/01/51  25,000 16,889
5.875% due 09/15/33  100,000 102,606
6.750% due 11/01/29  250,000 266,285
Microsoft Corp.
1.350% due 09/15/30  35,000 29,661
2.400% due 08/08/26  250,000 242,676
2.500% due 09/15/50  100,000 60,569
2.675% due 06/01/60  166,000 97,323
2.921% due 03/17/52  278,000 183,818
3.300% due 02/06/27  300,000 293,784
3.400% due 09/15/26  50,000 49,263
3.450% due 08/08/36  72,000 62,810
3.700% due 08/08/46  500,000 400,517
NVIDIA Corp.
2.000% due 06/15/31  100,000 85,004
3.500% due 04/01/50  200,000 148,738
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  100,000 85,274
3.250% due 05/11/41  60,000 43,870
4.300% due 06/18/29  150,000 145,697
4.400% due 06/01/27  40,000 39,620
5.000% due 01/15/33  50,000 48,685
Oracle Corp.
2.300% due 03/25/28  70,000 64,734
2.875% due 03/25/31  75,000 66,029
3.250% due 11/15/27  350,000 336,602
3.650% due 03/25/41  80,000 62,428
3.850% due 07/15/36  50,000 42,866
3.900% due 05/15/35  105,000 92,053
3.950% due 03/25/51  120,000 88,984
4.000% due 07/15/46  250,000 192,586
4.100% due 03/25/61  95,000 68,283
4.300% due 07/08/34  100,000 91,993
4.375% due 05/15/55  200,000 156,680
4.700% due 09/27/34  200,000 189,641
a
Principal
Amount Value
5.375% due 09/27/54  $ 200,000 $ 184,511
5.550% due 02/06/53  500,000 472,777
6.125% due 07/08/39  100,000 103,690
6.250% due 11/09/32  200,000 212,033
6.500% due 04/15/38  100,000 107,563
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 48,642
4.250% due 05/20/32  20,000 19,246
4.300% due 05/20/47  30,000 24,809
4.500% due 05/20/52  45,000 37,747
4.800% due 05/20/45  150,000 135,715
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 164,364
3.800% due 12/15/26  30,000 29,548
4.200% due 09/15/28  95,000 92,848
Salesforce, Inc.
1.500% due 07/15/28  65,000 58,428
1.950% due 07/15/31  80,000 67,166
2.700% due 07/15/41  60,000 42,294
2.900% due 07/15/51  100,000 63,926
3.050% due 07/15/61  50,000 30,861
ServiceNow, Inc.
1.400% due 09/01/30  65,000 54,040
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  250,000 250,808
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 81,323
4.900% due 03/14/33  60,000 59,606
5.050% due 05/18/63  200,000 180,369
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 153,057
3.875% due 04/22/27  200,000 196,497
VMware LLC
1.400% due 08/15/26  200,000 189,595
2.200% due 08/15/31  250,000 207,509
3.900% due 08/21/27  30,000 29,330
Western Digital Corp.
2.850% due 02/01/29  30,000 26,730
3.100% due 02/01/32  55,000 45,871
18,841,958
Utilities - 2.4%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,347
4.700% due 05/15/32  100,000 95,764
5.400% due 06/01/33  145,000 143,760
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,136
AES Corp.
1.375% due 01/15/26  75,000 72,274
2.450% due 01/15/31  100,000 83,389
Alabama Power Co.
3.125% due 07/15/51  100,000 65,816
4.150% due 08/15/44  90,000 74,353
4.300% due 07/15/48  15,000 12,327
Ameren Illinois Co.
3.800% due 05/15/28  50,000 48,539
3.850% due 09/01/32  50,000 45,963
4.150% due 03/15/46  50,000 41,403
5.550% due 07/01/54  100,000 98,619
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 103,126
American Water Capital Corp.
2.300% due 06/01/31  50,000 42,255

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
2.950% due 09/01/27  $ 35,000 $ 33,470
3.250% due 06/01/51  50,000 33,382
3.450% due 06/01/29  100,000 94,260
3.750% due 09/01/47  50,000 37,232
4.300% due 12/01/42  100,000 84,640
4.450% due 06/01/32  75,000 71,520
Appalachian Power Co.
3.700% due 05/01/50  150,000 104,541
7.000% due 04/01/38  150,000 165,491
Arizona Public Service Co.
2.200% due 12/15/31  65,000 53,305
2.950% due 09/15/27  50,000 47,674
4.500% due 04/01/42  100,000 85,018
5.700% due 08/15/34  55,000 55,649
Atmos Energy Corp.
2.625% due 09/15/29  150,000 136,644
3.000% due 06/15/27  30,000 28,896
4.150% due 01/15/43  64,000 53,147
4.300% due 10/01/48  50,000 41,197
5.000% due 12/15/54  35,000 31,569
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,765
3.200% due 09/15/49  70,000 46,317
3.750% due 08/15/47  50,000 37,493
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 28,586
3.800% due 07/15/48  25,000 18,578
4.250% due 10/15/50  200,000 158,132
4.450% due 01/15/49  50,000 41,310
6.125% due 04/01/36  99,000 104,224
Black Hills Corp.
3.150% due 01/15/27  50,000 48,295
4.350% due 05/01/33  30,000 27,670
5.950% due 03/15/28  100,000 102,999
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 46,943
2.400% due 09/01/26  50,000 48,249
3.000% due 02/01/27  50,000 48,423
3.350% due 04/01/51  85,000 58,342
5.050% due 03/01/35  50,000 48,850
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 97,197
5.250% due 03/01/28  200,000 202,070
5.400% due 07/01/34  50,000 49,904
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 30,813
3.700% due 08/15/28  20,000 19,326
3.750% due 08/15/47  50,000 37,547
3.800% due 10/01/42  100,000 79,105
4.900% due 02/01/33  45,000 44,077
5.300% due 06/01/34  55,000 55,229
5.650% due 06/01/54  65,000 64,178
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,490
4.900% due 07/01/33  100,000 97,957
4.950% due 08/15/34  65,000 63,436
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 42,952
3.600% due 06/15/61  50,000 34,001
3.950% due 03/01/43  100,000 80,239
3.950% due 04/01/50  250,000 194,898
4.000% due 12/01/28  100,000 97,490
4.125% due 05/15/49  50,000 39,477
a
Principal
Amount Value
4.300% due 12/01/56  $ 50,000 $ 39,017
4.500% due 12/01/45  100,000 84,894
5.375% due 05/15/34  80,000 81,026
5.700% due 05/15/54  100,000 99,584
6.150% due 11/15/52  70,000 73,561
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 158,135
6.500% due 10/01/53  55,000 58,330
Consumers Energy Co.
3.250% due 08/15/46  50,000 36,308
3.600% due 08/15/32  65,000 58,958
3.800% due 11/15/28  100,000 96,611
4.350% due 04/15/49  100,000 83,218
4.600% due 05/30/29  85,000 84,278
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 87,546
5.300% due 05/15/33  50,000 50,048
5.450% due 02/01/41  50,000 49,060
Dominion Energy, Inc.
1.450% due 04/15/26  40,000 38,389
2.250% due 08/15/31  45,000 37,524
2.850% due 08/15/26  30,000 29,144
3.300% due 04/15/41  30,000 22,124
3.375% due 04/01/30  350,000 322,126
4.250% due 06/01/28  50,000 49,080
4.700% due 12/01/44  100,000 85,368
DTE Electric Co.
2.250% due 03/01/30  50,000 44,147
2.950% due 03/01/50  50,000 32,528
3.000% due 03/01/32  150,000 131,916
3.650% due 03/01/52  55,000 40,436
DTE Energy Co.
5.850% due 06/01/34  200,000 205,443
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 153,303
5.350% due 01/15/53  100,000 95,236
6.050% due 04/15/38  110,000 116,042
6.100% due 06/01/37  25,000 26,061
Duke Energy Corp.
2.450% due 06/01/30  160,000 140,325
2.550% due 06/15/31  100,000 85,443
3.150% due 08/15/27  50,000 48,033
3.300% due 06/15/41  100,000 73,488
3.500% due 06/15/51  100,000 67,659
3.950% due 08/15/47  50,000 37,325
4.200% due 06/15/49  65,000 50,473
4.500% due 08/15/32  180,000 171,543
5.450% due 06/15/34  90,000 89,940
5.750% due 09/15/33  200,000 205,530
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 44,946
5.950% due 11/15/52  40,000 40,681
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 36,299
3.250% due 10/01/49  50,000 33,602
3.750% due 05/15/46  50,000 37,502
4.900% due 07/15/43  100,000 90,967
5.250% due 03/01/34  40,000 40,066
5.400% due 04/01/53  200,000 189,701
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 30,336
5.550% due 03/15/54  155,000 150,069

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Duke Energy Progress LLC
3.700% due 09/01/28  $ 100,000 $ 96,387
5.100% due 03/15/34  100,000 99,036
Edison International
5.250% due 03/15/32  90,000 89,088
5.750% due 06/15/27  10,000 10,174
El Paso Electric Co.
5.000% due 12/01/44  50,000 43,096
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  35,000 34,304
4.750% due 06/15/46  200,000 165,923
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 49,373
Entergy Arkansas LLC
3.500% due 04/01/26  50,000 49,374
4.200% due 04/01/49  50,000 39,716
Entergy Corp.
2.800% due 06/15/30  100,000 89,141
2.950% due 09/01/26  30,000 29,139
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 83,373
3.100% due 06/15/41  400,000 287,787
3.250% due 04/01/28  50,000 47,580
4.200% due 09/01/48  50,000 39,874
4.950% due 01/15/45  40,000 35,598
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 85,126
5.300% due 05/01/52  25,000 22,764
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 48,390
4.100% due 04/01/43  100,000 81,133
5.700% due 03/15/53  65,000 64,090
Eversource Energy
2.900% due 03/01/27  100,000 96,009
3.300% due 01/15/28  100,000 95,098
3.375% due 03/01/32  100,000 87,574
4.250% due 04/01/29  25,000 24,170
4.750% due 05/15/26  100,000 99,986
Exelon Corp.
4.050% due 04/15/30  300,000 286,089
4.100% due 03/15/52  350,000 266,426
4.450% due 04/15/46  100,000 83,452
4.950% due 06/15/35  35,000 33,283
5.100% due 06/15/45  35,000 31,791
Florida Power & Light Co.
2.875% due 12/04/51  300,000 187,659
3.700% due 12/01/47  200,000 150,773
4.950% due 06/01/35  100,000 97,446
5.100% due 04/01/33  65,000 64,612
5.690% due 03/01/40  35,000 35,766
5.950% due 02/01/38  125,000 131,330
Georgia Power Co.
4.300% due 03/15/42  100,000 85,139
4.550% due 03/15/30  400,000 393,346
4.700% due 05/15/32  100,000 97,498
5.125% due 05/15/52  100,000 92,880
Idaho Power Co.
5.800% due 04/01/54  200,000 200,437
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 39,651
4.250% due 08/15/48  25,000 19,820
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,619
a
Principal
Amount Value
ITC Holdings Corp.
3.350% due 11/15/27  $ 50,000 $ 48,157
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,195
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 27,857
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 74,209
5.350% due 01/15/34  75,000 76,006
6.750% due 12/30/31  100,000 110,234
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,374
National Fuel Gas Co.
3.950% due 09/15/27  50,000 48,609
National Grid PLC (United Kingdom)
5.418% due 01/11/34  250,000 249,001
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  100,000 80,509
4.023% due 11/01/32  100,000 92,752
4.850% due 02/07/29  250,000 250,408
8.000% due 03/01/32  50,000 58,254
Nevada Power Co.
5.900% due 05/01/53  250,000 251,185
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 69,209
4.800% due 12/01/77  100,000 96,350
4.900% due 03/15/29  500,000 498,625
5.050% due 02/28/33  200,000 196,173
5.650% due 05/01/79  100,000 97,973
NiSource, Inc.
3.490% due 05/15/27  50,000 48,683
3.950% due 03/30/48  50,000 38,123
4.800% due 02/15/44  100,000 88,490
5.250% due 02/15/43  100,000 93,382
Northern States Power Co.
2.600% due 06/01/51  50,000 29,903
4.500% due 06/01/52  75,000 63,134
5.100% due 05/15/53  150,000 138,891
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 88,241
Ohio Edison Co.
6.875% due 07/15/36  150,000 165,845
Ohio Power Co.
1.625% due 01/15/31  65,000 53,016
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 37,790
5.400% due 01/15/33  70,000 70,590
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 96,220
3.800% due 09/30/47  50,000 38,155
4.150% due 06/01/32  40,000 37,484
4.300% due 05/15/28  100,000 98,792
5.300% due 06/01/42  100,000 96,208
5.550% due 06/15/54 ~ 105,000 102,418
Pacific Gas & Electric Co.
2.500% due 02/01/31  100,000 85,567
3.300% due 08/01/40  250,000 187,255
3.500% due 08/01/50  45,000 30,865
4.400% due 03/01/32  100,000 94,189
4.550% due 07/01/30  300,000 290,549
4.950% due 07/01/50  200,000 173,911
5.900% due 10/01/54  25,000 24,691

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.150% due 01/15/33  $ 45,000 $ 46,791
6.400% due 06/15/33  200,000 210,935
6.700% due 04/01/53  105,000 113,789
6.750% due 01/15/53  100,000 109,075
PacifiCorp
2.900% due 06/15/52  80,000 47,663
3.500% due 06/15/29  35,000 32,971
4.125% due 01/15/49  70,000 54,408
5.350% due 12/01/53  300,000 276,112
PECO Energy Co.
2.800% due 06/15/50  45,000 28,143
3.000% due 09/15/49  55,000 36,102
3.900% due 03/01/48  60,000 46,703
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 391,950
4.722% due 06/01/39  50,000 47,888
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 30,322
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 99,338
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,234
4.150% due 10/01/45  25,000 20,669
4.150% due 06/15/48  100,000 81,211
4.750% due 07/15/43  50,000 45,176
5.250% due 05/15/53  100,000 95,495
Progress Energy, Inc.
7.750% due 03/01/31  100,000 113,222
Public Service Co. of Colorado
1.875% due 06/15/31  200,000 164,637
2.700% due 01/15/51  100,000 59,500
3.700% due 06/15/28  50,000 48,309
3.800% due 06/15/47  50,000 37,147
5.250% due 04/01/53  115,000 106,940
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 25,306
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 82,947
Public Service Electric & Gas Co.
0.950% due 03/15/26  100,000 95,839
2.050% due 08/01/50  100,000 52,725
3.000% due 03/01/51  100,000 64,713
3.100% due 03/15/32  100,000 88,609
3.200% due 08/01/49  60,000 41,150
4.050% due 05/01/48  25,000 20,002
4.850% due 08/01/34  100,000 97,301
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 84,393
5.200% due 04/01/29  55,000 55,595
5.450% due 04/01/34  55,000 54,900
6.125% due 10/15/33  100,000 104,272
Puget Energy, Inc.
4.224% due 03/15/32  70,000 64,065
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 33,812
5.330% due 06/15/34  115,000 114,406
5.795% due 03/15/40  25,000 25,146
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 79,696
3.750% due 06/01/47  50,000 37,531
4.100% due 06/15/49  100,000 78,747
4.150% due 05/15/48  25,000 19,948
a
Principal
Amount Value
Sempra
3.400% due 02/01/28  $ 65,000 $ 62,157
3.800% due 02/01/38  100,000 82,743
4.125% due 04/01/52  300,000 287,785
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 50,055
Southern California Edison Co.
2.250% due 06/01/30  120,000 104,342
2.850% due 08/01/29  75,000 68,497
2.950% due 02/01/51  120,000 75,534
3.650% due 03/01/28  50,000 48,218
3.650% due 02/01/50  70,000 50,061
3.900% due 03/15/43  50,000 39,479
4.125% due 03/01/48  10,000 7,793
4.500% due 09/01/40  50,000 43,805
5.300% due 03/01/28  200,000 202,438
5.750% due 04/15/54  350,000 343,669
Southern California Gas Co.
2.600% due 06/15/26  50,000 48,662
5.200% due 06/01/33  200,000 199,093
Southern Co.
4.000% due 01/15/51  350,000 343,582
4.250% due 07/01/36  30,000 26,967
5.700% due 10/15/32  65,000 66,944
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 242,130
Southwest Gas Corp.
3.800% due 09/29/46  50,000 37,085
4.050% due 03/15/32  60,000 55,758
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 126,837
3.900% due 04/01/45  50,000 37,275
4.100% due 09/15/28  50,000 48,573
6.200% due 03/15/40  50,000 51,703
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 72,649
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 58,821
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 34,311
Tampa Electric Co.
4.300% due 06/15/48  50,000 40,459
4.450% due 06/15/49  50,000 41,256
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 87,407
Union Electric Co.
2.625% due 03/15/51  200,000 118,794
3.900% due 04/01/52  30,000 23,002
5.250% due 01/15/54  155,000 144,597
8.450% due 03/15/39  100,000 127,086
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 83,671
2.400% due 03/30/32  50,000 41,765
2.950% due 11/15/26  50,000 48,557
3.150% due 01/15/26  35,000 34,494
3.750% due 05/15/27  80,000 78,361
3.800% due 09/15/47  50,000 37,534
4.000% due 11/15/46  20,000 15,556
5.000% due 04/01/33  200,000 195,843
8.875% due 11/15/38  25,000 32,481
Washington Gas Light Co.
3.650% due 09/15/49  25,000 17,968

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
WEC Energy Group, Inc.
2.200% due 12/15/28  $ 100,000 $ 90,320
4.750% due 01/09/26  250,000 250,241
4.750% due 01/15/28  50,000 49,905
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,257
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 95,838
4.950% due 04/01/33  90,000 87,413
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 48,410
4.600% due 06/01/32  35,000 33,336
5.450% due 08/15/33  200,000 198,506
26,227,285
Total Corporate Bonds & Notes
    (Cost $318,739,778) 290,429,298
MORTGAGE-BACKED SECURITIES - 26.6%
Collateralized Mortgage Obligations - Commercial - 1.5%
Bank
1.844% due 03/15/63  131,250 110,051
1.997% due 11/15/53  250,000 205,838
2.470% due 09/15/64  500,000 422,780
2.649% due 01/15/63  200,000 176,963
2.920% due 12/15/52  200,000 180,129
3.175% due 09/15/60  200,000 192,193
3.625% due 05/15/50  500,000 484,154
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 255,635
2.639% due 02/15/53  200,000 177,290
3.662% due 04/15/55 § 300,000 269,185
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 208,431
1.925% due 07/15/53  197,917 165,834
2.576% due 11/15/54  350,000 296,855
2.577% due 04/15/54  200,000 169,261
2.732% due 02/15/53  200,000 178,254
4.121% due 07/15/51 § 200,000 193,654
5.754% due 07/15/56  181,000 187,330
CD Mortgage Trust
3.456% due 11/13/50  175,000 167,641
COMM Mortgage Trust
4.228% due 05/10/51  400,000 381,917
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 565,852
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
1.350% due 05/25/30  575,000 484,374
1.406% due 08/25/30  250,000 209,123
1.477% due 04/25/30  107,143 91,283
1.517% due 03/25/30  222,222 190,348
1.547% due 10/25/30  200,000 167,431
1.558% due 04/25/30  140,000 119,591
1.621% due 12/25/30  186,667 156,558
1.872% due 01/25/30  166,667 145,639
2.020% due 03/25/31  250,000 213,624
2.361% due 10/25/36  250,000 190,326
2.524% due 10/25/29  200,000 181,304
2.673% due 03/25/26 - 09/25/29 795,869 766,344
2.862% due 05/25/26  482,083 472,488
a
Principal
Amount Value
3.303% due 11/25/27 § $ 609,000 $ 588,196
3.422% due 02/25/29  196,721 187,502
3.800% due 10/25/32 § 350,000 325,316
3.926% due 06/25/28  100,000 97,652
3.990% due 08/25/33 § 42,000 39,084
4.050% due 07/25/33  318,182 299,197
4.200% due 05/25/33  484,691 460,856
4.430% due 02/25/33 § 70,370 68,229
5.355% due 01/25/29 § 350,000 357,835
Federal National Mortgage
Association-ACES
1.270% due 07/25/30  200,000 165,978
1.462% due 02/25/31 § 245,000 200,899
1.668% due 10/25/31 § 250,000 203,121
1.690% due 11/25/32 § 500,000 401,389
1.821% due 02/25/30  45,574 39,704
2.906% due 01/25/28 § 442,124 422,457
2.980% due 08/25/29  471,725 438,388
2.989% due 12/25/27 § 122,007 116,969
3.061% due 05/25/27 § 145,972 141,262
3.627% due 08/25/30 § 300,000 283,601
4.181% due 07/25/28 § 334,439 328,020
GS Mortgage Securities Trust
3.734% due 11/10/48  1,000,000 983,510
JPMDB Commercial Mortgage Securities
Trust
2.180% due 05/13/53  300,000 244,210
Morgan Stanley Bank of America Merrill
Lynch Trust
3.720% due 12/15/49  570,000 554,534
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 216,946
3.596% due 12/15/49  400,000 386,219
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 211,789
2.652% due 08/15/49  350,000 336,273
3.453% due 07/15/50  500,000 480,756
4.184% due 06/15/51  200,000 194,300
17,151,872
Federal Home Loan Mortgage Corp. - 6.6%
1.500% due 02/01/37 - 05/01/51 3,900,994 3,083,173
2.000% due 09/01/35 - 02/01/52 17,988,070 14,534,420
2.500% due 08/01/28 - 04/01/52 21,584,821 17,954,102
3.000% due 09/01/26 - 08/01/52 8,912,838 7,829,131
3.500% due 03/01/26 - 05/01/50 6,570,447 5,951,861
4.000% due 02/01/25 - 01/01/53 4,188,114 3,881,961
4.500% due 08/01/25 - 05/01/53 4,456,784 4,240,282
5.000% due 12/01/31 - 12/01/53 6,343,766 6,153,589
5.500% due 04/01/34 - 11/01/54 3,937,236 3,895,609
6.000% due 04/01/36 - 06/01/54 3,298,235 3,333,513
6.500% due 08/01/37 - 12/01/53 1,826,931 1,880,575
72,738,216
Federal National Mortgage Association - 12.4%
1.500% due 12/01/35 - 11/01/51 11,493,098 9,166,741
2.000% due 11/01/35 - 03/01/52 51,623,532 41,248,817
2.500% due 10/01/27 - 04/01/52 25,605,876 21,416,992
3.000% due 02/01/27 - 04/01/52 18,040,123 15,756,507
3.500% due 10/01/25 - 02/01/53 12,765,399 11,534,467
4.000% due 03/01/25 - 05/01/53 10,843,116 10,046,687
4.500% due 01/01/25 - 03/01/53 6,998,380 6,647,520
5.000% due 04/01/34 - 06/01/53 3,301,226 3,214,359
5.500% due 11/01/33 - 08/01/54 7,122,425 7,055,955

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
6.000% due 09/01/34 - 08/01/54 $ 6,647,779 $ 6,698,120
6.500% due 09/01/36 - 06/01/54 4,239,556 4,331,012
7.246% (RFUCC + 1.695%)
due 06/01/38 § 696 699
7.440% (RFUCC + 1.690%)
due 08/01/39 § 1,816 1,855
137,119,731
Government National Mortgage Association - 5.8%
due 01/20/55 # 575,000 584,936
due 01/20/55 # 575,000 578,863
due 01/20/55 # 1,575,000 1,562,226
due 01/20/55 # 600,000 582,117
2.000% due 10/20/50 - 04/20/52 13,978,804 11,201,073
2.500% due 01/20/43 - 04/20/52 13,981,023 11,716,791
3.000% due 08/20/42 - 08/20/52 10,056,565 8,782,949
3.500% due 10/15/41 - 10/20/52 8,671,174 7,839,007
4.000% due 06/15/39 - 11/20/52 5,744,265 5,345,895
4.500% due 02/15/39 - 03/20/53 4,559,947 4,340,947
5.000% due 05/15/36 - 07/20/54 4,450,475 4,339,712
5.500% due 04/15/37 - 09/20/54 3,640,166 3,621,682
6.000% due 01/15/38 - 09/20/54 2,308,288 2,330,146
6.500% due 10/15/38 - 06/20/54 1,718,549 1,751,399
64,577,743
Uniform Mortgage-Backed Securities - 0.3%
due 01/01/55 # 2,650,000 2,615,298
due 01/01/55 # 475,000 484,871
due 01/01/55 # 550,000 552,621
3,652,790
Total Mortgage-Backed Securities
    (Cost $334,754,398) 295,240,352
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.1%
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  300,000 296,873
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 265,606
562,479
Automobile Sequential - 0.1%
Ally Auto Receivables Trust
5.460% due 05/15/28  83,000 83,822
CarMax Auto Owner Trust
4.600% due 10/15/29  97,000 97,067
5.280% due 05/15/28  73,000 73,645
Ford Credit Auto Owner Trust
5.230% due 05/15/28  200,000 201,801
Honda Auto Receivables Owner Trust
4.330% due 05/15/29  117,000 116,509
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 302,383
5.480% due 04/17/28  44,000 44,494
Mercedes-Benz Auto Lease Trust
5.320% due 01/18/28  71,000 71,880
Toyota Auto Receivables Owner Trust
4.710% due 02/15/28  250,000 250,829
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/28  100,000 100,614
1,343,044
a
Principal
Amount Value
Credit Card Bullet - 0.1%
BA Credit Card Trust
4.930% due 05/15/29  $ 350,000 $ 353,627
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 270,868
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 256,681
WF Card Issuance Trust
4.290% due 10/15/29  99,000 98,411
979,587
Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/28  237,000 237,117
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 301,115
John Deere Owner Trust
4.960% due 11/15/28  37,000 37,308
5.180% due 03/15/28  83,000 83,711
Verizon Master Trust
5.160% due 06/20/29  125,000 126,255
5.340% due 04/22/30  300,000 305,329
853,718
Total Asset-Backed Securities
    (Cost $4,009,750) 3,975,945
U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 301,223
Federal Home Loan Banks
1.250% due 12/21/26  300,000 283,756
3.250% due 11/16/28  1,000,000 965,244
3.625% due 09/04/26  250,000 248,191
4.750% due 04/09/27  1,470,000 1,490,917
5.500% due 07/15/36  100,000 106,457
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 526,752
Federal National Mortgage Association
0.750% due 10/08/27  300,000 272,337
0.875% due 08/05/30  500,000 413,075
5.625% due 07/15/37  100,000 107,161
6.625% due 11/15/30  500,000 555,403
7.125% due 01/15/30  525,000 589,237
Tennessee Valley Authority
3.500% due 12/15/42  100,000 81,539
3.875% due 03/15/28  318,000 313,843
4.250% due 09/15/65  200,000 163,316
5.250% due 09/15/39  25,000 25,529
5.375% due 04/01/56  50,000 50,886
7.125% due 05/01/30  50,000 56,111
Total U.S. Government Agency Issues
    (Cost $6,914,842) 6,550,977
U.S. TREASURY OBLIGATIONS - 43.2%
U.S. Treasury Bonds - 8.7%
1.125% due 05/15/40  1,750,000 1,053,631
1.125% due 08/15/40  3,700,000 2,208,353

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
1.250% due 05/15/50  $ 1,850,000 $ 877,635
1.375% due 11/15/40  3,000,000 1,858,097
1.375% due 08/15/50  3,600,000 1,756,698
1.625% due 11/15/50  3,100,000 1,617,264
1.750% due 08/15/41  2,750,000 1,781,844
1.875% due 02/15/41  4,100,000 2,748,316
1.875% due 02/15/51  3,100,000 1,724,598
1.875% due 11/15/51  5,400,000 2,979,803
2.000% due 11/15/41  4,500,000 3,023,938
2.000% due 02/15/50  2,250,000 1,307,122
2.000% due 08/15/51  4,200,000 2,401,069
2.250% due 05/15/41  4,200,000 2,982,229
2.250% due 08/15/46  2,150,000 1,388,627
2.250% due 08/15/49  1,350,000 836,229
2.250% due 02/15/52  2,700,000 1,637,587
2.375% due 02/15/42  3,250,000 2,314,874
2.375% due 11/15/49  1,950,000 1,239,551
2.375% due 05/15/51  3,500,000 2,201,742
2.500% due 02/15/45  2,800,000 1,943,580
2.500% due 02/15/46  2,600,000 1,778,795
2.500% due 05/15/46  1,000,000 681,250
2.750% due 08/15/42  450,000 338,253
2.750% due 11/15/42  1,850,000 1,383,306
2.750% due 11/15/47  2,500,000 1,755,038
2.875% due 08/15/45  1,000,000 737,939
2.875% due 05/15/49  1,275,000 904,159
2.875% due 05/15/52  2,750,000 1,923,807
3.000% due 05/15/42  1,075,000 844,096
3.000% due 05/15/45  1,500,000 1,133,824
3.000% due 02/15/47  500,000 370,668
3.000% due 05/15/47  1,700,000 1,256,988
3.000% due 02/15/48  2,000,000 1,467,767
3.000% due 08/15/48  1,500,000 1,096,083
3.000% due 02/15/49  2,000,000 1,455,708
3.000% due 08/15/52  3,000,000 2,153,219
3.125% due 11/15/41  975,000 784,951
3.125% due 02/15/43  1,000,000 790,244
3.125% due 08/15/44  600,000 466,161
3.125% due 05/15/48  2,700,000 2,023,214
3.250% due 05/15/42  2,000,000 1,627,600
3.375% due 08/15/42  1,250,000 1,032,255
3.625% due 08/15/43  1,525,000 1,292,276
3.625% due 02/15/44  500,000 422,039
3.625% due 02/15/53  3,350,000 2,722,890
3.625% due 05/15/53  3,500,000 2,846,251
3.750% due 08/15/41  1,300,000 1,144,094
3.750% due 11/15/43  1,000,000 861,371
3.875% due 02/15/43  750,000 662,039
3.875% due 05/15/43  2,500,000 2,201,090
4.000% due 11/15/52  2,200,000 1,917,126
4.125% due 08/15/53  1,000,000 890,956
4.250% due 11/15/40  750,000 705,365
4.250% due 02/15/54  4,000,000 3,650,251
4.375% due 05/15/40  1,025,000 980,836
4.375% due 05/15/41  775,000 738,332
4.375% due 08/15/43  1,000,000 941,313
4.500% due 02/15/36  1,750,000 1,748,532
4.500% due 05/15/38  500,000 492,274
4.500% due 08/15/39  700,000 681,686
4.500% due 02/15/44  1,750,000 1,670,868
4.625% due 05/15/54  750,000 728,933
4.750% due 02/15/41  1,350,000 1,344,370
4.750% due 11/15/43  750,000 740,766
a
Principal
Amount Value
4.750% due 11/15/53  $ 750,000 $ 742,205
5.375% due 02/15/31  1,100,000 1,153,783
97,167,758
U.S. Treasury Notes - 34.5%
0.375% due 01/31/26  4,000,000 3,838,590
0.500% due 02/28/26  3,500,000 3,353,789
0.500% due 05/31/27  3,500,000 3,200,779
0.500% due 06/30/27  1,000,000 911,894
0.500% due 08/31/27  2,500,000 2,265,396
0.500% due 10/31/27  2,000,000 1,800,533
0.625% due 07/31/26  3,250,000 3,071,909
0.625% due 12/31/27  3,000,000 2,694,608
0.625% due 05/15/30  3,350,000 2,749,580
0.625% due 08/15/30  3,400,000 2,761,918
0.750% due 03/31/26  2,500,000 2,394,988
0.750% due 04/30/26  2,500,000 2,388,261
0.750% due 05/31/26  3,000,000 2,857,725
0.750% due 08/31/26  3,000,000 2,833,516
0.750% due 01/31/28  2,500,000 2,246,730
0.875% due 06/30/26  4,500,000 4,282,392
0.875% due 09/30/26  2,950,000 2,784,350
0.875% due 11/15/30  4,250,000 3,478,280
1.000% due 07/31/28  2,000,000 1,780,830
1.125% due 10/31/26  5,000,000 4,727,474
1.125% due 02/28/27  750,000 702,193
1.125% due 02/29/28  2,750,000 2,495,094
1.125% due 08/31/28  2,750,000 2,453,261
1.125% due 02/15/31  3,500,000 2,889,187
1.250% due 11/30/26  5,000,000 4,727,899
1.250% due 12/31/26  3,500,000 3,301,556
1.250% due 03/31/28  4,000,000 3,633,763
1.250% due 04/30/28  2,500,000 2,265,440
1.250% due 05/31/28  3,000,000 2,709,974
1.250% due 06/30/28  1,500,000 1,351,824
1.250% due 09/30/28  3,000,000 2,681,735
1.250% due 08/15/31  5,500,000 4,489,742
1.375% due 10/31/28  4,000,000 3,583,383
1.375% due 12/31/28  2,400,000 2,140,654
1.375% due 11/15/31  5,500,000 4,495,467
1.500% due 08/15/26  3,200,000 3,063,784
1.500% due 01/31/27  3,500,000 3,310,456
1.500% due 11/30/28  2,500,000 2,245,767
1.500% due 02/15/30  3,250,000 2,822,659
1.625% due 02/15/26  1,900,000 1,846,008
1.625% due 05/15/26  1,300,000 1,254,950
1.625% due 10/31/26  3,000,000 2,863,439
1.625% due 08/15/29  2,000,000 1,775,473
1.625% due 05/15/31  6,000,000 5,063,102
1.750% due 12/31/26  2,500,000 2,382,523
1.750% due 01/31/29  1,500,000 1,354,785
1.875% due 07/31/26  1,000,000 964,305
1.875% due 02/28/27  3,000,000 2,854,360
1.875% due 02/28/29  2,000,000 1,811,888
1.875% due 02/15/32  3,500,000 2,944,912
2.000% due 11/15/26  1,000,000 959,913
2.125% due 05/31/26  3,000,000 2,913,625
2.250% due 08/15/27  4,200,000 3,992,903
2.250% due 11/15/27  2,300,000 2,174,933
2.375% due 04/30/26  1,000,000 975,930
2.375% due 05/15/27  2,750,000 2,634,031
2.375% due 03/31/29  2,675,000 2,469,379
2.375% due 05/15/29  1,000,000 921,999
2.500% due 03/31/27  2,500,000 2,407,648

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
2.625% due 05/31/27  $ 2,500,000 $ 2,407,177
2.625% due 02/15/29  2,750,000 2,571,704
2.625% due 07/31/29  2,000,000 1,855,831
2.750% due 04/30/27  2,000,000 1,933,860
2.750% due 07/31/27  1,500,000 1,444,903
2.750% due 02/15/28  3,500,000 3,342,656
2.750% due 05/31/29  2,000,000 1,870,405
2.750% due 08/15/32  3,000,000 2,661,425
2.875% due 05/15/28  2,500,000 2,388,497
2.875% due 08/15/28  1,750,000 1,665,046
2.875% due 04/30/29  2,000,000 1,882,869
2.875% due 05/15/32  3,500,000 3,144,247
3.125% due 08/31/27  2,500,000 2,428,395
3.125% due 11/15/28  3,000,000 2,871,360
3.125% due 08/31/29  1,500,000 1,421,142
3.250% due 06/30/27  3,000,000 2,930,110
3.250% due 06/30/29  1,750,000 1,670,205
3.375% due 05/15/33  4,250,000 3,906,650
3.500% due 09/30/26  5,000,000 4,937,801
3.500% due 01/31/28  2,100,000 2,052,231
3.500% due 04/30/28  2,500,000 2,437,523
3.500% due 09/30/29  2,500,000 2,407,047
3.500% due 01/31/30  1,500,000 1,439,417
3.500% due 04/30/30  1,750,000 1,675,042
3.500% due 02/15/33  4,750,000 4,420,191
3.625% due 05/15/26  3,500,000 3,471,683
3.625% due 03/31/28  3,250,000 3,183,886
3.625% due 05/31/28  3,500,000 3,423,952
3.625% due 08/31/29  3,500,000 3,389,695
3.625% due 03/31/30  2,000,000 1,927,891
3.750% due 08/31/26  2,500,000 2,480,604
3.750% due 12/31/28  2,750,000 2,688,911
3.750% due 06/30/30  2,000,000 1,935,190
3.875% due 11/30/27  2,500,000 2,472,175
3.875% due 12/31/27  1,500,000 1,483,047
3.875% due 09/30/29  1,500,000 1,467,726
3.875% due 12/31/29  2,000,000 1,954,265
3.875% due 08/15/33  2,000,000 1,904,064
3.875% due 08/15/34  1,000,000 945,851
4.000% due 02/15/26  2,500,000 2,493,803
4.000% due 01/15/27  5,000,000 4,976,199
4.000% due 02/29/28  5,000,000 4,955,415
4.000% due 06/30/28  2,750,000 2,722,157
4.000% due 01/31/29  3,000,000 2,959,609
4.000% due 07/31/29  3,000,000 2,953,154
4.000% due 10/31/29  1,500,000 1,475,049
4.000% due 02/28/30  2,000,000 1,963,443
4.000% due 07/31/30  1,750,000 1,713,662
4.000% due 01/31/31  1,500,000 1,463,825
4.000% due 02/15/34  5,750,000 5,506,612
4.125% due 06/15/26  2,500,000 2,496,095
4.125% due 09/30/27  1,000,000 996,207
4.125% due 10/31/27  3,000,000 2,988,632
4.125% due 11/15/27  1,500,000 1,493,616
4.125% due 07/31/28  2,000,000 1,986,549
4.125% due 10/31/29  1,500,000 1,483,077
4.125% due 11/30/29  3,000,000 2,966,385
4.125% due 08/31/30  1,750,000 1,723,435
4.125% due 07/31/31  2,000,000 1,960,621
4.125% due 11/30/31  1,750,000 1,713,047
4.125% due 11/15/32  3,450,000 3,365,793
4.250% due 01/31/26  4,500,000 4,500,790
4.250% due 11/30/26  1,500,000 1,499,819
a
Principal
Amount Value
4.250% due 12/31/26  $ 2,500,000 $ 2,500,303
4.250% due 03/15/27  3,000,000 2,999,686
4.250% due 02/28/29  5,000,000 4,977,801
4.250% due 06/30/29  2,000,000 1,989,398
4.250% due 02/28/31  2,000,000 1,977,698
4.250% due 06/30/31  2,000,000 1,975,319
4.250% due 11/15/34  1,000,000 974,015
4.375% due 07/31/26  3,000,000 3,005,419
4.375% due 08/15/26  3,500,000 3,507,016
4.375% due 07/15/27  2,500,000 2,506,806
4.375% due 08/31/28  2,500,000 2,502,378
4.375% due 11/30/28  2,500,000 2,501,598
4.375% due 12/31/29  2,500,000 2,498,842
4.375% due 11/30/30  1,750,000 1,744,039
4.375% due 05/15/34  4,500,000 4,432,237
4.500% due 07/15/26  2,000,000 2,007,513
4.500% due 05/31/29  2,000,000 2,010,025
4.500% due 12/31/31  1,000,000 1,000,911
4.500% due 11/15/33  2,500,000 2,489,465
4.625% due 02/28/26  3,000,000 3,012,608
4.625% due 03/15/26  2,000,000 2,008,957
4.625% due 09/30/28  2,500,000 2,523,962
4.625% due 04/30/29  3,000,000 3,029,514
4.625% due 04/30/31  1,500,000 1,513,028
4.625% due 05/31/31  3,000,000 3,025,339
4.875% due 04/30/26  3,000,000 3,023,769
4.875% due 10/31/28  2,000,000 2,036,437
4.875% due 10/31/30  2,000,000 2,044,600
383,023,837
Total U.S. Treasury Obligations
    (Cost $530,803,338) 480,191,595
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
3.750% due 04/26/28  300,000 294,589
Chile Government (Chile)
2.550% due 07/27/33  250,000 201,961
3.125% due 01/21/26  75,000 73,563
3.500% due 01/31/34  200,000 172,636
3.860% due 06/21/47  300,000 225,039
4.950% due 01/05/36  200,000 189,711
Export Development Canada (Canada)
3.000% due 05/25/27  200,000 193,822
3.750% due 09/07/27  100,000 98,444
3.875% due 02/14/28  100,000 98,532
4.375% due 06/29/26  200,000 199,972
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26  200,000 191,424
1.625% due 01/18/27  400,000 377,694
5.000% due 01/11/28  150,000 150,934
5.125% due 01/11/33  200,000 201,023
Indonesia Government (Indonesia)
2.850% due 02/14/30  200,000 179,382
3.200% due 09/23/61  200,000 124,300
3.550% due 03/31/32  200,000 179,388
4.200% due 10/15/50  300,000 242,862
4.550% due 01/11/28  200,000 197,140
4.700% due 02/10/34  200,000 190,170
Israel Government (Israel)
2.750% due 07/03/30  200,000 174,052
5.375% due 03/12/29  200,000 199,627
5.500% due 03/12/34  200,000 196,122

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Japan Bank for International Cooperation
(Japan)
1.250% due 01/21/31  $ 200,000 $ 163,980
1.875% due 07/21/26  200,000 192,230
1.875% due 04/15/31  200,000 169,183
3.250% due 07/20/28  200,000 191,784
4.250% due 01/26/26  500,000 498,435
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28  200,000 192,307
Korea Development Bank (South Korea)
2.000% due 09/12/26  200,000 191,485
4.500% due 02/15/29  250,000 247,375
Korea International (South Korea)
1.750% due 10/15/31  200,000 165,301
2.750% due 01/19/27  200,000 193,213
Mexico Government (Mexico)
2.659% due 05/24/31  200,000 162,768
3.500% due 02/12/34  200,000 159,603
4.150% due 03/28/27  200,000 195,763
4.280% due 08/14/41  200,000 147,165
4.500% due 01/31/50  200,000 140,647
4.600% due 01/23/46  250,000 181,635
4.600% due 02/10/48  200,000 143,808
4.750% due 04/27/32  350,000 317,974
4.750% due 03/08/44  264,000 201,237
6.400% due 05/07/54  500,000 448,868
6.750% due 09/27/34  225,000 228,673
Panama Government (Panama)
3.870% due 07/23/60  200,000 105,088
4.500% due 05/15/47  350,000 225,707
6.400% due 02/14/35  265,000 241,242
6.700% due 01/26/36  100,000 93,022
8.000% due 03/01/38  200,000 200,981
8.875% due 09/30/27  100,000 107,526
Peruvian Government (Peru)
2.780% due 12/01/60  200,000 105,880
2.783% due 01/23/31  300,000 256,725
3.300% due 03/11/41  250,000 180,937
5.375% due 02/08/35  70,000 67,405
8.750% due 11/21/33  200,000 238,240
Philippine Government (Philippines)
1.648% due 06/10/31  200,000 161,449
2.650% due 12/10/45  200,000 127,107
2.950% due 05/05/45  200,000 134,353
3.000% due 02/01/28  200,000 188,417
4.750% due 03/05/35  100,000 95,222
5.609% due 04/13/33  200,000 203,707
6.375% due 10/23/34  250,000 269,236
7.750% due 01/14/31  200,000 226,052
Province of Alberta Canada (Canada)
1.300% due 07/22/30  250,000 209,054
4.500% due 01/24/34  150,000 145,231
Province of British Columbia (Canada)
1.300% due 01/29/31  500,000 409,701
4.200% due 07/06/33  100,000 95,172
4.900% due 04/24/29  200,000 202,254
Province of Manitoba Canada (Canada)
1.500% due 10/25/28  155,000 138,903
Province of New Brunswick Canada
(Canada)
3.625% due 02/24/28  50,000 48,550
a
Principal
Amount Value
Province of Ontario Canada (Canada)
0.625% due 01/21/26  $ 300,000 $ 288,222
1.050% due 04/14/26  200,000 191,642
1.050% due 05/21/27  200,000 184,827
2.000% due 10/02/29  100,000 89,133
2.125% due 01/21/32  150,000 126,121
2.300% due 06/15/26  250,000 242,664
3.625% due 04/13/28  200,000 194,613
4.250% due 09/05/34  100,000 94,698
Province of Quebec Canada (Canada)
1.350% due 05/28/30  50,000 42,165
1.900% due 04/21/31  200,000 169,072
4.500% due 04/03/29  200,000 199,311
7.500% due 09/15/29  75,000 84,143
Republic of Italy Government (Italy)
2.875% due 10/17/29  200,000 181,225
3.875% due 05/06/51  200,000 137,706
4.000% due 10/17/49  200,000 143,731
Republic of Poland Government (Poland)
5.125% due 09/18/34  250,000 242,466
5.500% due 11/16/27  250,000 255,074
5.500% due 03/18/54  145,000 133,672
State of Israel (Israel)
3.375% due 01/15/50  500,000 324,956
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27  200,000 196,589
4.250% due 02/01/29  200,000 197,774
Uruguay Government (Uruguay)
4.125% due 11/20/45  143,467 120,254
4.375% due 10/27/27  200,000 198,409
5.100% due 06/18/50  200,000 184,138
5.750% due 10/28/34  200,000 205,721
Total Foreign Government Bonds & Notes
    (Cost $20,152,198) 17,791,308
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,326
8.084% due 02/15/50  300,000 378,639
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,458
7.043% due 04/01/50  50,000 57,383
California State University
2.975% due 11/01/51  50,000 33,522
5.183% due 11/01/53  200,000 191,881
Central Puget Sound Regional Transit
Authority
5.491% due 11/01/39  25,000 25,012
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 43,886
Chicago Transit Authority Sales & Transfer
Tax Receipts Revenue
6.899% due 12/01/40  89,163 98,302
City of Atlanta Water & Wastewater
Revenue
2.257% due 11/01/35  100,000 79,839
City of Houston
3.961% due 03/01/47  50,000 42,134
City of New York
5.517% due 10/01/37  40,000 39,732

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
Commonwealth of Massachusetts
4.910% due 05/01/29  $ 100,000 $ 100,478
5.456% due 12/01/39  25,000 24,890
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 139,389
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 132,939
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 86,804
Dallas Independent School District
6.450% due 02/15/35  50,000 50,514
Empire State Development Corp.
5.770% due 03/15/39  20,000 20,209
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 111,266
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 173,759
JobsOhio Beverage System
2.833% due 01/01/38  10,000 7,950
Louisiana Local Government Environmental
Facilities & Community Development
Authority
5.198% due 12/01/39  300,000 297,257
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 37,118
3.395% due 10/15/40  20,000 16,213
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 58,713
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 26,706
6.655% due 04/01/57  94,000 100,962
New Jersey Economic Development
Authority
7.425% due 02/15/29  125,000 132,258
New Jersey Turnpike Authority
7.102% due 01/01/41  100,000 111,795
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 50,399
6.011% due 06/15/42  10,000 10,142
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.572% due 11/01/38  30,000 29,827
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 72,754
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  185,000 139,051
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 160,889
4.031% due 09/01/48  50,000 40,565
4.229% due 10/15/57  30,000 24,376
4.458% due 10/01/62  100,000 84,138
5.647% due 11/01/40  150,000 153,587
Regents of the University of California
Medical Center Pooled Revenue
4.132% due 05/15/32  100,000 94,965
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 10,196
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 45,728
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 50,795
a
Principal
Amount Value
State Board of Administration Finance
Corp.
2.154% due 07/01/30  $ 100,000 $ 86,268
State of California
1.700% due 02/01/28  200,000 184,320
3.500% due 04/01/28  100,000 97,111
5.125% due 03/01/38  200,000 196,002
7.300% due 10/01/39  100,000 113,995
7.500% due 04/01/34  50,000 57,101
7.600% due 11/01/40  270,000 321,894
7.625% due 03/01/40  40,000 47,182
State of Connecticut
5.090% due 10/01/30  50,000 49,899
State of Illinois
6.725% due 04/01/35  338,462 352,315
State of Texas
5.517% due 04/01/39  100,000 100,111
State of Wisconsin
3.154% due 05/01/27  250,000 242,759
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,250
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  370,762 371,770
University of California
4.767% due 05/15/15  75,000 61,268
4.858% due 05/15/12  100,000 83,258
University of Michigan
3.599% due 04/01/47  80,000 65,588
4.454% due 04/01/22  100,000 78,610
Total Municipal Bonds
    (Cost $6,863,104) 6,174,447
TOTAL INVESTMENTS - 99.1%
(Cost $1,222,237,408) 1,100,353,922
OTHER ASSETS & LIABILITIES, NET - 0.9% 9,834,092
NET ASSETS - 100.0% $ 1,110,188,014
U.S. Treasury Obligations 43 .2%
Mortgage-Backed Securities 26 .6%
Corporate Bonds & Notes 26 .2%
Others (each less than 3.0%) 3 .1%
99 .1%
Other Assets and Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 290,429,298 $ – $ 290,429,298 $ –
Mortgage-Backed Securities 295,240,352 – 295,240,352 –
Asset-Backed Securities 3,975,945 – 3,975,945 –
U.S. Government Agency Issues 6,550,977 – 6,550,977 –
U.S. Treasury Obligations 480,191,595 – 480,191,595 –
Foreign Government Bonds & Notes 17,791,308 – 17,791,308 –
Municipal Bonds 6,174,447 – 6,174,447 –
Total $ 1,100,353,922 $ – $ 1,100,353,922 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 2,527
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 2,527
Principal
Amount
CORPORATE BONDS & NOTES - 98.3%
Basic Materials - 4.8%
Ahlstrom Holding 3 OY (Finland)
4.875% due 02/04/28 ~ $ 300,000 286,041
Alcoa Nederland Holding BV
7.125% due 03/15/31 ~ 637,000 658,864
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 45,000 46,073
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 96,000 99,461
11.500% due 10/01/31 ~ 34,000 38,081
Ashland, Inc.
3.375% due 09/01/31 ~ 200,000 171,267
ASP Unifrax Holdings, Inc.
7.100% Cash or 5.850% PIK due
09/30/29 ~ 97,473 64,332
ATI, Inc.
5.125% due 10/01/31  50,000 47,272
5.875% due 12/01/27  200,000 198,408
7.250% due 08/15/30  50,000 51,501
Avient Corp.
6.250% due 11/01/31 ~ 89,000 87,886
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 300,000 272,606
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)
8.750% due 07/15/26 ~ 145,000 137,437
Carpenter Technology Corp.
6.375% due 07/15/28  125,000 125,266
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 107,000 111,619
Chemours Co.
4.625% due 11/15/29 ~ 300,000 261,008
5.750% due 11/15/28 ~ 270,000 251,097
8.000% due 01/15/33 ~ 50,000 48,915
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 120,000 112,030
6.250% due 10/01/40  100,000 86,976
6.750% due 04/15/30 ~ 350,000 342,683
6.875% due 11/01/29 ~ 179,000 177,285
7.000% due 03/15/32 ~ 163,000 160,288
7.375% due 05/01/33 ~ 138,000 135,708
Commercial Metals Co.
3.875% due 02/15/31  200,000 176,888
4.125% due 01/15/30  95,000 87,404
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 135,000 133,120
Consolidated Energy Finance SA
(Switzerland)
5.625% due 10/15/28 ~ 200,000 163,309
a
Principal
Amount Value
12.000% due 02/15/31 ~ $ 50,000 $ 48,057
Constellium SE
5.625% due 06/15/28 ~ 250,000 245,704
CVR Partners LP/CVR Nitrogen Finance
Corp.
6.125% due 06/15/28 ~ 300,000 292,266
Domtar Corp.
6.750% due 10/01/28 ~ 350,000 321,925
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 474,000 427,092
4.500% due 09/15/27 ~ 300,000 290,543
5.875% due 04/15/30 ~ 100,000 98,368
GPD Cos., Inc.
10.125% due 04/01/26 ~ 300,000 296,853
HB Fuller Co.
4.250% due 10/15/28  100,000 94,490
Hecla Mining Co.
7.250% due 02/15/28  200,000 202,218
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 200,000 184,771
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 350,000 351,696
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 250,000 252,704
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 138,482
Ingevity Corp.
3.875% due 11/01/28 ~ 200,000 183,030
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 125,032
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 131,000 115,633
4.625% due 03/01/28 ~ 114,000 107,314
Magnera Corp.
4.750% due 11/15/29 ~ 250,000 222,324
7.250% due 11/15/31 ~ 126,000 123,163
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 38,000 36,649
Mercer International, Inc. (Germany)
5.125% due 02/01/29  300,000 259,659
12.875% due 10/01/28 ~ 71,000 76,517
Methanex Corp. (Canada)
5.125% due 10/15/27  125,000 122,420
5.650% due 12/01/44  50,000 43,025
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 71,000 70,288
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 175,000 179,108
8.125% due 05/01/27 ~ 213,000 214,075
9.250% due 10/01/28 ~ 99,000 103,992
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 16,000 15,488
Novelis Corp.
3.250% due 11/15/26 ~ 375,000 357,523
4.750% due 01/30/30 ~ 100,000 92,413
OCI NV (Netherlands)
6.700% due 03/16/33 ~ 200,000 201,745
Olin Corp.
5.000% due 02/01/30  300,000 281,858
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 400,000 374,136
6.250% due 10/01/29 ~ 150,000 143,450

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
9.750% due 11/15/28 ~ $ 50,000 $ 53,113
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 260,000 275,118
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 221,000 208,145
6.625% due 05/01/29 ~ 105,000 99,804
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 165,000 154,604
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 81,000 82,782
TMS International Corp.
6.250% due 04/15/29 ~ 50,000 48,248
Tronox, Inc.
4.625% due 03/15/29 ~ 250,000 224,674
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 390,000 359,125
12,732,449
Communications - 15.4%
Acuris Finance U.S., Inc./Acuris Finance
SARL
5.000% due 05/01/28 ~ 200,000 181,947
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 250,000 237,609
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 800,000 586,494
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 205,000 60,732
Altice France SA (France)
5.125% due 01/15/29 ~ 350,000 265,552
5.125% due 07/15/29 ~ 500,000 374,969
5.500% due 10/15/29 ~ 640,000 482,568
8.125% due 02/01/27 ~ 350,000 284,125
AMC Networks, Inc.
4.250% due 02/15/29  148,000 116,340
10.250% due 01/15/29 ~ 42,000 44,761
ANGI Group LLC
3.875% due 08/15/28 ~ 100,000 89,808
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 250,000 229,881
Block Communications, Inc.
4.875% due 03/01/28 ~ 300,000 279,877
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 250,000 242,758
Cable One, Inc.
4.000% due 11/15/30 ~ 360,000 301,202
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 200,000 190,294
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 485,000 423,281
4.250% due 01/15/34 ~ 600,000 487,467
4.500% due 08/15/30 ~ 500,000 449,393
4.500% due 05/01/32  879,000 757,098
4.750% due 03/01/30 ~ 350,000 320,012
4.750% due 02/01/32 ~ 190,000 166,972
5.000% due 02/01/28 ~ 250,000 241,185
5.125% due 05/01/27 ~ 400,000 393,386
5.375% due 06/01/29 ~ 789,000 755,295
5.500% due 05/01/26 ~ 225,000 224,547
6.375% due 09/01/29 ~ 270,000 267,992
7.375% due 03/01/31 ~ 200,000 204,022
a
Principal
Amount Value
Ciena Corp.
4.000% due 01/31/30 ~ $ 80,000 $ 73,866
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 600,000 578,225
7.500% due 06/01/29 ~ 225,000 197,137
7.875% due 04/01/30 ~ 145,000 149,406
9.000% due 09/15/28 ~ 125,000 131,442
CMG Media Corp.
8.875% due 06/18/29 ~ 250,000 188,182
Cogent Communications Group LLC
7.000% due 06/15/27 ~ 380,000 382,258
Cogent Communications Group, Inc./Cogent
Communications Finance, Inc.
7.000% due 06/15/27 ~ 50,000 50,073
CommScope LLC
4.750% due 09/01/29 ~ 395,000 352,309
6.000% due 03/01/26 ~ 280,000 278,950
7.125% due 07/01/28 ~ 119,000 104,881
8.250% due 03/01/27 ~ 250,000 239,387
9.500% due 12/15/31 ~ 216,000 224,173
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
9.000% due 09/15/29 ~ 600,000 547,233
Consolidated Communications, Inc.
5.000% due 10/01/28 ~ 150,000 139,760
6.500% due 10/01/28 ~ 102,000 98,391
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 141,219
4.125% due 12/01/30 ~ 200,000 144,414
4.500% due 11/15/31 ~ 350,000 252,443
4.625% due 12/01/30 ~ 866,000 453,462
5.000% due 11/15/31 ~ 50,000 26,094
5.375% due 02/01/28 ~ 350,000 302,329
5.500% due 04/15/27 ~ 500,000 448,060
7.500% due 04/01/28 ~ 200,000 137,909
11.250% due 05/15/28 ~ 200,000 197,618
11.750% due 01/31/29 ~ 400,000 395,280
Cumulus Media New Holdings, Inc.
8.000% due 07/01/29 ~ 94,000 35,283
Directv Financing LLC
8.875% due 02/01/30 ~ 350,000 344,822
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.875% due 08/15/27 ~ 740,000 721,769
DISH DBS Corp.
5.125% due 06/01/29  350,000 225,624
5.250% due 12/01/26 ~ 575,000 523,725
5.750% due 12/01/28 ~ 600,000 514,122
7.375% due 07/01/28  80,000 57,351
7.750% due 07/01/26  218,000 183,621
DISH Network Corp.
11.750% due 11/15/27 ~ 575,000 609,728
EchoStar Corp.
6.750% due 11/30/30  450,000 408,766
10.750% due 11/30/29  927,000 997,786
Embarq LLC
7.995% due 06/01/36  150,000 82,239
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 475,000 464,721
5.875% due 10/15/27 ~ 160,000 159,616
6.750% due 05/01/29 ~ 200,000 201,167
8.625% due 03/15/31 ~ 150,000 159,664
8.750% due 05/15/30 ~ 170,000 179,811

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Frontier North, Inc.
6.730% due 02/15/28  $ 250,000 $ 255,156
GCI LLC
4.750% due 10/15/28 ~ 200,000 186,996
Gen Digital, Inc.
6.750% due 09/30/27 ~ 150,000 152,391
7.125% due 09/30/30 ~ 74,000 76,237
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 99,764
Gray Television, Inc.
5.375% due 11/15/31 ~ 350,000 187,050
10.500% due 07/15/29 ~ 438,000 438,449
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ 300,000 263,754
Hughes Satellite Systems Corp.
5.250% due 08/01/26  400,000 367,062
6.625% due 08/01/26  150,000 119,443
iHeartCommunications, Inc.
7.750% due 08/15/30 ~ 169,990 133,172
9.125% due 05/01/29 ~ 190,000 165,836
10.875% due 05/01/30 ~ 97,391 75,078
Iliad Holding SASU (France)
8.500% due 04/15/31 ~ 225,000 239,482
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 415,000 383,822
Lamar Media Corp.
3.625% due 01/15/31  120,000 105,731
4.875% due 01/15/29  200,000 192,319
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 300,000 241,053
6.750% due 10/15/27 ~ 300,000 271,740
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 80,000
4.625% due 09/15/27 ~ 81,000 75,366
4.875% due 06/15/29 ~ 300,000 262,500
10.000% due 10/15/32 ~ 312,620 311,339
10.500% due 05/15/30 ~ 118,000 129,092
11.000% due 11/15/29 ~ 400,000 450,468
Lumen Technologies, Inc.
10.000% due 10/15/32 ~ 651,000 647,906
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 125,000 107,116
4.125% due 08/01/30 ~ 150,000 133,476
4.625% due 06/01/28 ~ 135,000 128,676
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 350,000 342,119
7.375% due 09/01/31 ~ 125,000 128,086
Midcontinent Communications
8.000% due 08/15/32 ~ 88,000 90,497
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 300,000 234,450
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 725,000 675,141
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 349,000 263,495
News Corp.
3.875% due 05/15/29 ~ 85,000 78,921
5.125% due 02/15/32 ~ 100,000 94,463
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 285,000 266,053
5.625% due 07/15/27 ~ 238,000 232,393
Optics Bidco SpA (Italy)
7.200% due 07/18/36 ~ 374,000 383,620
a
Principal
Amount Value
7.721% due 06/04/38 ~ $ 101,000 $ 106,341
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.625% due 03/15/30 ~ 200,000 184,970
7.375% due 02/15/31 ~ 50,000 52,306
Paramount Global
6.250% due 02/28/57  292,000 279,314
6.375% due 03/30/62  150,000 145,157
Qwest Corp.
7.250% due 09/15/25  35,000 34,917
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ 83,000 54,813
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 300,000 270,233
9.750% due 04/15/29 ~ 400,000 434,270
11.250% due 02/15/27 ~ 550,000 601,032
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 97,312
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 375,000 276,079
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 121,339
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~ 450,000 332,100
Sirius XM Radio LLC
3.125% due 09/01/26 ~ 146,000 140,372
3.875% due 09/01/31 ~ 550,000 460,916
4.000% due 07/15/28 ~ 275,000 253,675
4.125% due 07/01/30 ~ 250,000 218,484
5.000% due 08/01/27 ~ 160,000 155,747
5.500% due 07/01/29 ~ 360,000 345,580
Stagwell Global LLC
5.625% due 08/15/29 ~ 250,000 238,322
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 250,000 227,068
TEGNA, Inc.
4.625% due 03/15/28  235,000 222,957
4.750% due 03/15/26 ~ 141,000 139,539
5.000% due 09/15/29  224,000 209,746
Telecom Italia Capital SA (Italy)
7.200% due 07/18/36  126,000 126,779
7.721% due 06/04/38  49,000 50,837
Telenet Finance Luxembourg Notes SARL
(Belgium)
5.500% due 03/01/28 ~ 400,000 389,308
Telesat Canada/Telesat LLC (Canada)
6.500% due 10/15/27 ~ 134,000 54,340
Townsquare Media, Inc.
6.875% due 02/01/26 ~ 100,000 99,780
Univision Communications, Inc.
4.500% due 05/01/29 ~ 172,000 154,153
6.625% due 06/01/27 ~ 155,000 154,558
7.375% due 06/30/30 ~ 206,000 197,334
8.000% due 08/15/28 ~ 261,000 266,044
8.500% due 07/31/31 ~ 175,000 171,810
Urban One, Inc.
7.375% due 02/01/28 ~ 210,000 130,975
Viasat, Inc.
5.625% due 04/15/27 ~ 300,000 290,682
7.500% due 05/30/31 ~ 286,000 199,180
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 300,000 272,031

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ $ 450,000 $ 389,175
5.500% due 05/15/29 ~ 223,000 209,414
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 700,000 602,748
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  300,000 265,912
5.125% due 06/04/81  100,000 76,478
7.000% due 04/04/79  200,000 205,136
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 100,000 88,621
Wayfair LLC
7.250% due 10/31/29 ~ 126,000 126,252
Windstream Services LLC/Windstream
Escrow Finance Corp.
8.250% due 10/01/31 ~ 278,000 287,450
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 450,000 415,482
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 215,000 197,865
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 180,474
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 200,000 184,128
41,223,130
Consumer, Cyclical - 19.8%
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 21,731
Adams Homes, Inc.
9.250% due 10/15/28 ~ 200,000 208,174
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ 63,000 63,797
8.250% due 04/15/31 ~ 63,000 64,453
Advance Auto Parts, Inc.
1.750% due 10/01/27  500,000 446,652
3.900% due 04/15/30  100,000 89,216
Affinity Interactive
6.875% due 12/15/27 ~ 200,000 150,317
Air Canada (Canada)
3.875% due 08/15/26 ~ 205,000 199,338
Allegiant Travel Co.
7.250% due 08/15/27 ~ 200,000 201,233
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 43,522
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 300,000 265,628
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 165,000 146,668
10.000% Cash or 12.000% PIK due
06/15/26 ~ 200,000 200,458
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 39,545
American Airlines, Inc.
7.250% due 02/15/28 ~ 600,000 615,542
8.500% due 05/15/29 ~ 460,000 483,257
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.500% due 04/20/26 ~ 117,500 117,213
5.750% due 04/20/29 ~ 295,000 292,781
American Axle & Manufacturing, Inc.
6.875% due 07/01/28  150,000 149,446
a
Principal
Amount Value
American Builders & Contractors Supply
Co., Inc.
4.000% due 01/15/28 ~ $ 129,000 $ 123,712
Asbury Automotive Group, Inc.
4.500% due 03/01/28  150,000 143,890
4.750% due 03/01/30  218,000 204,093
Ashton Woods USA LLC/Ashton Woods
Finance Co.
6.625% due 01/15/28 ~ 250,000 251,630
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 200,000 195,439
At Home Group, Inc.
4.875% due 07/15/28 ~ 290,000 118,900
Avianca Midco 2 PLC (United Kingdom)
9.000% due 12/01/28 ~ 550,000 537,555
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 208,034
Bath & Body Works, Inc.
6.694% due 01/15/27  195,000 199,939
6.750% due 07/01/36  90,000 91,586
6.875% due 11/01/35  300,000 307,382
BCPE Empire Holdings, Inc.
7.625% due 05/01/27 ~ 190,000 189,545
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~ 150,000 147,493
6.500% due 08/01/30 ~ 65,000 66,008
Beazer Homes USA, Inc.
7.500% due 03/15/31 ~ 25,000 25,421
Bloomin' Brands, Inc./OSI Restaurant
Partners LLC
5.125% due 04/15/29 ~ 100,000 90,510
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 100,000 97,761
Boyd Gaming Corp.
4.750% due 12/01/27  550,000 532,768
Boyne USA, Inc.
4.750% due 05/15/29 ~ 100,000 94,875
Brinker International, Inc.
8.250% due 07/15/30 ~ 50,000 52,857
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 65,000 58,766
5.000% due 06/15/29 ~ 100,000 93,485
Caesars Entertainment, Inc.
6.000% due 10/15/32 ~ 170,000 164,068
6.500% due 02/15/32 ~ 200,000 201,066
7.000% due 02/15/30 ~ 500,000 509,640
Carnival Corp.
4.000% due 08/01/28 ~ 725,000 687,641
5.750% due 03/01/27 ~ 387,000 386,431
6.000% due 05/01/29 ~ 300,000 299,520
6.650% due 01/15/28  200,000 206,926
Carnival Holdings Bermuda Ltd.
10.375% due 05/01/28 ~ 400,000 426,447
Carvana Co.
9.000% Cash or 12.000% PIK due
12/01/28 ~ 492,803 526,663
13.000% Cash or 13.000% PIK due
06/01/30 ~ 159,057 174,799
14.000% Cash or 14.000% PIK due
06/01/31 ~ 218,871 262,642
CD&R Smokey Buyer, Inc./Radio Systems
Corp.
9.500% due 10/15/29 ~ 248,000 244,072

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
CEC Entertainment LLC
6.750% due 05/01/26 ~ $ 88,000 $ 87,405
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
5.250% due 07/15/29  250,000 240,491
6.500% due 10/01/28  100,000 100,627
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 17,000 17,384
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 227,716
6.750% due 05/01/31 ~ 310,000 313,740
Cinemark USA, Inc.
7.000% due 08/01/32 ~ 17,000 17,363
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 47,893
8.500% due 05/15/27 ~ 500,000 501,698
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due
05/15/27 ~ 328,804 279,062
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 69,000 71,691
Dana, Inc.
4.250% due 09/01/30  100,000 93,134
4.500% due 02/15/32  300,000 275,487
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 150,000 121,663
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 38,000 39,780
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 200,000 223,903
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 58,000 61,091
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 300,000 288,384
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 162,000 170,666
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 240,000 237,648
5.875% due 04/01/29 ~ 250,000 228,727
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 ~ 215,000 198,529
FirstCash, Inc.
4.625% due 09/01/28 ~ 150,000 142,284
5.625% due 01/01/30 ~ 75,000 72,337
6.875% due 03/01/32 ~ 67,000 67,357
Foot Locker, Inc.
4.000% due 10/01/29 ~ 350,000 302,282
Forestar Group, Inc.
5.000% due 03/01/28 ~ 150,000 145,006
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 100,000 99,725
Gap, Inc.
3.625% due 10/01/29 ~ 345,000 310,139
Garrett Motion Holdings, Inc./Garrett LX I
SARL
7.750% due 05/31/32 ~ 160,000 162,516
Gates Corp.
6.875% due 07/01/29 ~ 56,000 57,034
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 317,000 326,888
a
Principal
Amount Value
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ $ 100,000 $ 93,357
8.750% due 01/15/32 ~ 100,000 90,110
11.500% due 08/15/29 ~ 300,000 305,629
Goodyear Tire & Rubber Co.
5.000% due 05/31/26  450,000 443,259
5.250% due 07/15/31  85,000 76,221
5.625% due 04/30/33  400,000 351,724
GPS Hospitality Holding Co. LLC/GPS
Finco, Inc.
7.000% due 08/15/28 ~ 199,000 122,607
Great Canadian Gaming Corp. (Canada)
8.750% due 11/15/29 ~ 44,000 45,082
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 100,000 93,697
6.375% due 01/15/30 ~ 38,000 38,171
Guitar Center, Inc.
8.500% due 01/15/26 ~ 100,000 85,539
Hanesbrands, Inc.
9.000% due 02/15/31 ~ 195,000 208,111
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 450,000 391,238
4.000% due 05/01/31 ~ 190,000 170,995
5.875% due 04/01/29 ~ 325,000 324,686
5.875% due 03/15/33 ~ 75,000 73,852
6.125% due 04/01/32 ~ 54,000 53,887
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
5.000% due 06/01/29 ~ 300,000 282,979
6.625% due 01/15/32 ~ 122,000 122,520
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
4.875% due 04/01/27  215,000 212,343
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.120% PIK due
05/15/29 ~ 250,000 241,684
7.750% Cash or 8.500% PIK due
11/15/30 ~ 250,000 249,881
International Game Technology PLC
4.125% due 04/15/26 ~ 200,000 197,218
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 154,577
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 200,000 193,937
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 67,000 70,610
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 559,000 594,517
K Hovnanian Enterprises, Inc.
11.750% due 09/30/29 ~ 200,000 218,007
KB Home
6.875% due 06/15/27  75,000 76,651
7.250% due 07/15/30  185,000 189,900
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
4.750% due 06/01/27 ~ 350,000 345,285
Kohl's Corp.
4.625% due 05/01/31  138,000 110,571
5.550% due 07/17/45  300,000 194,614
Landsea Homes Corp.
8.875% due 04/01/29 ~ 50,000 50,012

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Las Vegas Sands Corp.
2.900% due 06/25/25  $ 150,000 $ 148,462
LBM Acquisition LLC
6.250% due 01/15/29 ~ 250,000 230,213
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 93,509
8.250% due 08/01/31 ~ 97,000 100,734
LGI Homes, Inc.
4.000% due 07/15/29 ~ 275,000 247,650
7.000% due 11/15/32 ~ 20,000 19,826
8.750% due 12/15/28 ~ 37,000 38,834
Life Time, Inc.
5.750% due 01/15/26 ~ 122,000 121,950
6.000% due 11/15/31 ~ 85,000 84,207
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 159,387
7.500% due 09/01/31 ~ 138,000 142,238
Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/28 ~ 100,000 104,733
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 100,000 100,577
Lions Gate Capital Holdings 1, Inc.
5.500% due 04/15/29 ~ 40,000 35,800
Lions Gate Capital Holdings LLC
5.500% due 04/15/29 ~ 92,000 72,250
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 90,000 82,329
4.375% due 01/15/31 ~ 150,000 136,553
4.625% due 12/15/27 ~ 150,000 145,244
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 56,732
4.750% due 10/15/27 ~ 110,000 106,442
5.625% due 03/15/26 ~ 331,000 332,209
Macy's Retail Holdings LLC
4.300% due 02/15/43  300,000 210,184
5.875% due 04/01/29 ~ 250,000 245,178
6.700% due 07/15/34 ~ 150,000 129,786
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 200,000 175,331
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 135,000 126,121
4.750% due 01/15/28  150,000 144,266
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~ 500,000 493,026
5.375% due 12/04/29 ~ 200,000 183,482
5.750% due 07/21/28 ~ 250,000 239,070
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 200,000 193,728
MGM Resorts International
4.625% due 09/01/26  150,000 148,096
5.500% due 04/15/27  300,000 298,370
6.125% due 09/15/29  122,000 121,941
6.500% due 04/15/32  50,000 49,871
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 450,000 340,274
7.875% due 05/01/29 ~ 115,000 70,335
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~ 260,000 258,952
13.250% due 12/15/27 ~ 150,000 170,769
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 100,000 94,624
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 85,000 74,999
a
Principal
Amount Value
4.750% due 09/15/29  $ 99,000 $ 94,032
5.625% due 05/01/27  100,000 99,558
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 260,000 259,838
7.750% due 02/15/29 ~ 100,000 105,085
8.125% due 01/15/29 ~ 275,000 289,972
8.375% due 02/01/28 ~ 83,000 86,847
NCL Finance Ltd.
6.125% due 03/15/28 ~ 125,000 125,495
New Home Co., Inc.
9.250% due 10/01/29 ~ 63,000 66,382
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 10,000 9,173
3.875% due 01/15/28 ~ 550,000 520,602
4.000% due 10/15/30 ~ 558,000 499,545
5.625% due 09/15/29 ~ 94,000 92,710
6.125% due 06/15/29 ~ 85,000 85,382
Newell Brands, Inc.
5.700% due 04/01/26  210,000 210,092
6.375% due 09/15/27  168,000 169,104
6.375% due 05/15/30  53,000 53,220
6.625% due 09/15/29  290,000 295,448
6.625% due 05/15/32  232,000 233,876
6.875% due 04/01/36  130,000 131,745
Nordstrom, Inc.
4.375% due 04/01/30  410,000 372,728
6.950% due 03/15/28  172,000 176,933
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 100,000 105,122
OneSky Flight LLC
8.875% due 12/15/29 ~ 108,000 108,199
Ontario Gaming GTA LP/OTG Co-Issuer,
Inc. (Canada)
8.000% due 08/01/30 ~ 38,000 39,253
OPENLANE, Inc.
5.125% due 06/01/25 ~ 108,000 107,813
Park River Holdings, Inc.
5.625% due 02/01/29 ~ 100,000 86,953
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 200,000 189,158
6.375% due 11/01/32 ~ 90,000 87,188
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 200,000 179,544
5.625% due 01/15/27 ~ 100,000 98,523
Penske Automotive Group, Inc.
3.500% due 09/01/25  139,000 137,527
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 236,164
7.750% due 02/15/29 ~ 250,000 241,969
Phinia, Inc.
6.625% due 10/15/32 ~ 48,000 47,795
6.750% due 04/15/29 ~ 78,000 79,658
PM General Purchaser LLC
9.500% due 10/01/28 ~ 91,000 90,463
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 438,000 344,257
QVC, Inc.
4.450% due 02/15/25  100,000 99,477
5.450% due 08/15/34  250,000 154,451
6.875% due 04/15/29 ~ 61,000 49,712
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 293,000 314,246

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ $ 200,000 $ 172,133
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 100,000 90,670
6.500% due 07/15/32 ~ 60,000 60,150
Resorts World Las Vegas LLC/RWLV
Capital, Inc.
4.625% due 04/16/29 ~ 400,000 360,302
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 81,000 82,915
7.750% due 03/15/31 ~ 87,000 91,088
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~ 200,000 199,949
5.500% due 04/01/28 ~ 450,000 446,956
5.625% due 09/30/31 ~ 135,000 132,882
6.000% due 02/01/33 ~ 350,000 349,421
6.250% due 03/15/32 ~ 525,000 531,694
7.500% due 10/15/27  250,000 262,432
S&S Holdings LLC
8.375% due 10/01/31 ~ 77,000 77,923
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 144,000 142,164
10.750% due 11/15/29 ~ 176,000 182,229
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  72,000 72,221
Scotts Miracle-Gro Co.
4.000% due 04/01/31  200,000 174,614
5.250% due 12/15/26  100,000 98,638
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 112,000 106,975
Shea Homes LP/Shea Homes Funding
Corp.
4.750% due 02/15/28  200,000 191,776
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 200,000 204,481
Six Flags Entertainment Corp./Six Flags
Theme Parks, Inc.
6.625% due 05/01/32 ~ 83,000 84,189
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 400,000 369,664
Specialty Building Products Holdings LLC/
SBP Finance Corp.
7.750% due 10/15/29 ~ 84,000 85,539
Staples, Inc.
10.750% due 09/01/29 ~ 650,000 640,273
12.750% due 01/15/30 ~ 175,727 137,622
Station Casinos LLC
4.500% due 02/15/28 ~ 190,000 180,423
4.625% due 12/01/31 ~ 86,000 77,111
6.625% due 03/15/32 ~ 50,000 49,735
STL Holding Co. LLC
8.750% due 02/15/29 ~ 271,000 288,097
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 400,000 362,209
Superior Plus LP/Superior General Partner,
Inc. (Canada)
4.500% due 03/15/29 ~ 250,000 227,533
SWF Holdings I Corp.
6.500% due 10/01/29 ~ 115,000 72,535
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 ~ 300,000 298,258
Tempur Sealy International, Inc.
4.000% due 04/15/29 ~ 450,000 415,048
a
Principal
Amount Value
Tenneco, Inc.
8.000% due 11/17/28 ~ $ 600,000 $ 559,854
Thor Industries, Inc.
4.000% due 10/15/29 ~ 110,000 99,328
Titan International, Inc.
7.000% due 04/30/28  200,000 196,813
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 194,000 192,948
10.500% due 05/15/29 ~ 200,000 201,591
Travel & Leisure Co.
4.625% due 03/01/30 ~ 250,000 233,180
6.625% due 07/31/26 ~ 200,000 202,280
Tri Pointe Homes, Inc.
5.250% due 06/01/27  100,000 98,391
United Airlines Holdings, Inc.
4.875% due 01/15/25  150,000 149,797
United Airlines, Inc.
4.375% due 04/15/26 ~ 96,000 94,467
4.625% due 04/15/29 ~ 300,000 285,479
Vail Resorts, Inc.
6.500% due 05/15/32 ~ 98,000 99,180
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 25,000 26,027
VF Corp.
2.800% due 04/23/27  31,000 29,066
2.950% due 04/23/30  150,000 128,234
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 138,000 125,953
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 80,000 84,031
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 27,000 26,886
9.125% due 07/15/31 ~ 150,000 161,453
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 300,000 295,475
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 455,000 443,406
9.500% due 06/01/28 ~ 67,000 67,499
VOC Escrow Ltd.
5.000% due 02/15/28 ~ 350,000 342,333
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30  50,000 40,223
3.450% due 06/01/26  367,000 355,785
4.800% due 11/18/44  352,000 251,901
8.125% due 08/15/29  322,000 319,123
White Cap Buyer LLC
6.875% due 10/15/28 ~ 170,000 168,982
William Carter Co.
5.625% due 03/15/27 ~ 214,000 212,376
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 183,000 192,783
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 200,000 198,855
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 100,000 87,937
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 106,000 101,181
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.250% due 05/15/27 ~ 200,000 197,986
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 390,000 362,180

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
5.500% due 10/01/27 ~ $ 200,000 $ 194,798
5.625% due 08/26/28 ~ 300,000 289,200
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 191,705
6.250% due 03/15/33 ~ 160,000 157,700
7.125% due 02/15/31 ~ 117,000 121,927
Yum! Brands, Inc.
4.750% due 01/15/30 ~ 350,000 335,021
5.350% due 11/01/43  100,000 97,305
6.875% due 11/15/37  100,000 109,093
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 300,000 288,819
6.875% due 04/14/28 ~ 150,000 149,700
7.125% due 04/14/30 ~ 150,000 147,403
52,862,680
Consumer, Non-Cyclical - 15.2%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 225,000 210,712
ACCO Brands Corp.
4.250% due 03/15/29 ~ 250,000 227,675
AdaptHealth LLC
4.625% due 08/01/29 ~ 190,000 171,090
5.125% due 03/01/30 ~ 177,000 161,318
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 164,746
4.875% due 07/15/32 ~ 200,000 183,764
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 49,095
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 150,000 145,842
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~ 203,000 198,223
3.500% due 03/15/29 ~ 500,000 455,553
4.625% due 01/15/27 ~ 350,000 342,947
7.500% due 03/15/26 ~ 125,000 125,599
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 275,276
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 200,000 182,446
9.750% due 07/15/27 ~ 297,000 299,363
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 566,000 534,582
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 297,000 283,638
AMN Healthcare, Inc.
4.625% due 10/01/27 ~ 217,000 207,261
APi Group DE, Inc.
4.125% due 07/15/29 ~ 150,000 138,069
Arrow Bidco LLC
10.750% due 06/15/25 ~ 78,000 79,727
Avantor Funding, Inc.
4.625% due 07/15/28 ~ 500,000 477,672
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.375% due 03/01/29 ~ 340,000 318,334
8.000% due 02/15/31 ~ 100,000 102,441
8.250% due 01/15/30 ~ 75,000 77,427
B&G Foods, Inc.
8.000% due 09/15/28 ~ 392,000 403,454
a
Principal
Amount Value
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ $ 445,000 $ 461,131
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 410,000 328,457
5.500% due 11/01/25 ~ 346,000 337,802
5.750% due 08/15/27 ~ 140,000 121,959
6.125% due 02/01/27 ~ 185,000 168,094
7.000% due 01/15/28 ~ 388,000 274,909
7.250% due 05/30/29 ~ 98,000 62,399
9.000% due 12/15/25 ~ 50,000 48,619
11.000% due 09/30/28 ~ 439,000 417,564
BC Ltd. (Canada)
9.000% due 01/30/28 ~ 106,000 106,280
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 200,000 198,112
Block, Inc.
3.500% due 06/01/31  433,000 381,607
6.500% due 05/15/32 ~ 172,000 173,876
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 400,000 419,662
Brink's Co.
6.500% due 06/15/29 ~ 50,000 50,713
6.750% due 06/15/32 ~ 75,000 75,638
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 300,000 254,463
Carriage Services, Inc.
4.250% due 05/15/29 ~ 100,000 91,168
Central Garden & Pet Co.
4.125% due 10/15/30  335,000 301,179
Champions Financing, Inc.
8.750% due 02/15/29 ~ 305,000 297,729
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 133,000 122,087
4.250% due 05/01/28 ~ 192,000 182,318
Cheplapharm Arzneimittel GmbH
(Germany)
5.500% due 01/15/28 ~ 200,000 182,195
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK due
10/01/29 ~ 51,000 54,061
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 200,000 192,741
7.625% due 07/01/29 ~ 69,000 71,438
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 115,000 89,349
5.250% due 05/15/30 ~ 695,000 571,476
5.625% due 03/15/27 ~ 105,000 100,887
6.000% due 01/15/29 ~ 300,000 268,948
6.125% due 04/01/30 ~ 194,000 133,304
6.875% due 04/01/28 ~ 200,000 145,998
6.875% due 04/15/29 ~ 200,000 151,297
10.875% due 01/15/32 ~ 298,000 307,828
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 150,000 149,205
Concentra Escrow Issuer Corp.
6.875% due 07/15/32 ~ 44,000 44,977
CoreCivic, Inc.
4.750% due 10/15/27  60,000 58,588
8.250% due 04/15/29  73,000 77,263
CPI CG, Inc.
10.000% due 07/15/29 ~ 50,000 53,706

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
CVS Health Corp.
6.750% due 12/10/54  $ 85,000 $ 83,558
7.000% due 03/10/55  435,000 437,547
Darling Ingredients, Inc.
6.000% due 06/15/30 ~ 145,000 143,166
DaVita, Inc.
3.750% due 02/15/31 ~ 500,000 433,105
4.625% due 06/01/30 ~ 400,000 368,074
6.875% due 09/01/32 ~ 170,000 171,509
Dcli Bidco LLC
7.750% due 11/15/29 ~ 50,000 51,311
Deluxe Corp.
8.000% due 06/01/29 ~ 70,000 67,587
8.125% due 09/15/29 ~ 280,000 284,276
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 125,000 115,388
5.500% due 06/01/28 ~ 100,000 97,966
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 132,125
Embecta Corp.
5.000% due 02/15/30 ~ 280,000 258,165
6.750% due 02/15/30 ~ 100,000 95,300
Encompass Health Corp.
4.500% due 02/01/28  150,000 144,862
5.750% due 09/15/25  28,000 28,031
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 166,000 176,090
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 88,000 89,442
8.625% due 05/15/32 ~ 83,000 86,843
9.000% due 05/15/28 ~ 137,000 142,286
FAGE International SA/FAGE USA Dairy
Industry, Inc. (Luxembourg)
5.625% due 08/15/26 ~ 100,000 99,615
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 128,000 133,774
9.625% due 09/15/32 ~ 30,000 31,503
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 290,000 290,844
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 100,000 97,213
6.000% due 06/01/29 ~ 150,000 142,369
8.250% due 08/01/32 ~ 67,000 68,170
8.375% due 11/15/32 ~ 76,000 77,451
GEO Group, Inc.
8.625% due 04/15/29  100,000 105,721
10.250% due 04/15/31  67,000 73,124
Graham Holdings Co.
5.750% due 06/01/26 ~ 100,000 99,672
Grand Canyon University
5.125% due 10/01/28  300,000 281,607
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 184,009
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 133,000 133,275
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 93,860
Heartland Dental LLC/Heartland Dental
Finance Corp.
10.500% due 04/30/28 ~ 120,000 127,375
Herc Holdings, Inc.
6.625% due 06/15/29 ~ 470,000 476,359
a
Principal
Amount Value
Hertz Corp.
5.000% due 12/01/29 ~ $ 300,000 $ 196,852
12.625% due 07/15/29 ~ 66,000 70,398
HLF Financing SARL LLC/Herbalife
International, Inc.
4.875% due 06/01/29 ~ 100,000 70,500
12.250% due 04/15/29 ~ 327,000 342,017
Hologic, Inc.
3.250% due 02/15/29 ~ 300,000 271,573
4.625% due 02/01/28 ~ 191,000 186,189
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 100,000 88,617
IQVIA, Inc.
5.000% due 10/15/26 ~ 300,000 296,219
6.500% due 05/15/30 ~ 200,000 203,710
Jazz Securities DAC
4.375% due 01/15/29 ~ 300,000 283,720
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 350,000 330,283
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 129,000 133,996
Korn Ferry
4.625% due 12/15/27 ~ 150,000 144,948
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 75,000 71,613
10.750% due 06/30/32 ~ 75,000 69,111
Lamb Weston Holdings, Inc.
4.875% due 05/15/28 ~ 600,000 586,385
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 43,000 42,395
LifePoint Health, Inc.
5.375% due 01/15/29 ~ 150,000 131,674
9.875% due 08/15/30 ~ 142,000 153,390
10.000% due 06/01/32 ~ 120,000 122,160
11.000% due 10/15/30 ~ 170,000 186,815
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 161,289 172,703
Matthews International Corp.
8.625% due 10/01/27 ~ 42,000 43,839
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 100,000 96,007
Medline Borrower LP
3.875% due 04/01/29 ~ 605,000 560,779
5.250% due 10/01/29 ~ 388,000 374,813
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 844,000 853,954
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 59,000 57,239
ModivCare, Inc.
5.000% due 10/01/29 ~ 250,000 147,326
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 145,000 125,940
4.375% due 06/15/28 ~ 150,000 142,281
6.250% due 01/15/33 ~ 74,000 73,205
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 490,000 420,607
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 200,000 185,793
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 58,160

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Organon & Co./Organon Foreign Debt
Co-Issuer BV
4.125% due 04/30/28 ~ $ 504,000 $ 473,951
5.125% due 04/30/31 ~ 200,000 179,956
6.750% due 05/15/34 ~ 200,000 198,745
7.875% due 05/15/34 ~ 200,000 204,722
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 80,000 71,482
6.625% due 04/01/30 ~ 139,000 130,471
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 158,000 146,775
5.500% due 10/15/27 ~ 250,000 248,145
6.125% due 09/15/32 ~ 126,000 126,152
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  95,000 74,045
6.125% due 09/30/32  135,000 132,177
Post Holdings, Inc.
4.500% due 09/15/31 ~ 500,000 448,359
5.500% due 12/15/29 ~ 400,000 387,485
6.250% due 02/15/32 ~ 60,000 59,624
6.250% due 10/15/34 ~ 117,000 114,267
6.375% due 03/01/33 ~ 217,000 212,956
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 275,000 267,821
Prime Security Services Borrower LLC/
Prime Finance, Inc.
3.375% due 08/31/27 ~ 400,000 374,469
5.750% due 04/15/26 ~ 246,000 246,084
6.250% due 01/15/28 ~ 50,000 49,783
Primo Water Holdings, Inc. (Canada)
4.375% due 04/30/29 ~ 188,000 175,001
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 141,000 139,938
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 103,000 104,707
10.875% due 08/01/29 ~ 488,000 492,044
RRD Intermediate Holdings, Inc.
11.000% due 12/01/30 ~ 75,000 69,558
Safeway, Inc.
7.250% due 02/01/31  150,000 153,843
Select Medical Corp.
6.250% due 12/01/32 ~ 132,000 127,229
Service Corp. International
3.375% due 08/15/30  126,000 110,338
5.125% due 06/01/29  206,000 199,817
5.750% due 10/15/32  130,000 126,260
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
4.625% due 11/01/26 ~ 50,000 49,553
6.750% due 08/15/32 ~ 214,000 217,828
Signal Parent, Inc.
6.125% due 04/01/29 ~ 200,000 127,145
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed
4.625% due 03/01/29 ~ 145,000 134,167
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 125,000 126,794
Sotheby's
7.375% due 10/15/27 ~ 200,000 198,771
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 150,000 133,769
a
Principal
Amount Value
Star Parent, Inc.
9.000% due 10/01/30 ~ $ 134,000 $ 139,340
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 62,000 63,323
Teleflex, Inc.
4.250% due 06/01/28 ~ 95,000 90,594
4.625% due 11/15/27  300,000 290,981
Tenet Healthcare Corp.
4.375% due 01/15/30  236,000 219,372
5.125% due 11/01/27  576,000 564,620
6.125% due 10/01/28  300,000 299,712
6.125% due 06/15/30  1,100,000 1,092,705
6.250% due 02/01/27  100,000 99,999
6.750% due 05/15/31  212,000 214,336
Toledo Hospital
5.325% due 11/15/28  164,000 161,699
TriNet Group, Inc.
7.125% due 08/15/31 ~ 50,000 50,971
Turning Point Brands, Inc.
5.625% due 02/15/26 ~ 100,000 99,577
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 140,000 142,850
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 250,000 239,671
5.750% due 04/15/33 ~ 121,000 117,890
6.875% due 09/15/28 ~ 76,000 77,860
7.250% due 01/15/32 ~ 89,000 92,219
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 300,000 295,974
United Rentals North America, Inc.
3.875% due 11/15/27  425,000 407,471
3.875% due 02/15/31  400,000 357,658
4.875% due 01/15/28  115,000 112,013
5.250% due 01/15/30  142,000 138,073
5.500% due 05/15/27  130,000 129,574
6.125% due 03/15/34 ~ 53,000 52,652
Upbound Group, Inc.
6.375% due 02/15/29 ~ 200,000 194,664
Valvoline, Inc.
3.625% due 06/15/31 ~ 150,000 128,518
Varex Imaging Corp.
7.875% due 10/15/27 ~ 90,000 92,172
Veritiv Operating Co.
10.500% due 11/30/30 ~ 381,000 410,806
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 90,000 88,637
VT Topco, Inc.
8.500% due 08/15/30 ~ 68,000 72,107
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 100,000 95,567
6.125% due 06/15/25 ~ 105,000 104,959
6.625% due 06/15/29 ~ 47,000 47,603
7.375% due 10/01/31 ~ 102,000 105,018
WW International, Inc.
4.500% due 04/15/29 ~ 51,000 10,434
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 350,000 315,671
40,614,585
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 200,000 210,452
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 200,000 204,990

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
7.625% due 02/15/31 ~ $ 42,000 $ 43,741
459,183
Energy - 10.9%
Aethon United BR LP/Aethon United
Finance Corp.
7.500% due 10/01/29 ~ 156,000 159,689
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp.
8.625% due 06/15/29 ~ 50,000 52,585
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 135,000 131,565
5.750% due 03/01/27 ~ 200,000 199,205
5.750% due 01/15/28 ~ 197,000 195,583
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 131,000 130,961
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
6.625% due 10/15/32 ~ 117,000 116,410
8.250% due 12/31/28 ~ 165,000 168,568
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 338,000 329,655
8.500% due 04/30/30 ~ 128,000 130,905
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.625% due 07/15/26 ~ 50,000 50,218
7.000% due 07/15/29 ~ 38,000 38,851
7.250% due 07/15/32 ~ 33,000 33,934
Bristow Group, Inc.
6.875% due 03/01/28 ~ 100,000 99,572
Buckeye Partners LP
4.125% due 03/01/25 ~ 86,000 86,014
4.500% due 03/01/28 ~ 105,000 100,118
5.850% due 11/15/43  250,000 216,758
6.875% due 07/01/29 ~ 23,000 23,302
California Resources Corp.
8.250% due 06/15/29 ~ 347,000 352,209
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 50,000 51,070
Chord Energy Corp.
6.375% due 06/01/26 ~ 150,000 150,069
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 60,000 59,264
8.375% due 07/01/28 ~ 205,000 213,163
8.625% due 11/01/30 ~ 133,000 139,405
8.750% due 07/01/31 ~ 212,000 221,282
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 40,000 36,640
CNX Resources Corp.
6.000% due 01/15/29 ~ 250,000 245,378
7.250% due 03/01/32 ~ 50,000 51,088
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 270,000 252,061
6.750% due 03/01/29 ~ 116,000 113,112
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 273,000 277,185
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 335,000 325,655
7.625% due 04/01/32 ~ 58,000 57,755
9.250% due 02/15/28 ~ 101,000 105,650
a
Principal
Amount Value
CVR Energy, Inc.
5.750% due 02/15/28 ~ $ 125,000 $ 115,300
8.500% due 01/15/29 ~ 266,000 255,401
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 100,000 100,016
8.625% due 03/15/29 ~ 355,000 367,376
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 92,000 95,560
DT Midstream, Inc.
4.125% due 06/15/29 ~ 95,000 88,785
4.375% due 06/15/31 ~ 200,000 182,628
Encino Acquisition Partners Holdings LLC
8.750% due 05/01/31 ~ 75,000 79,204
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 27,000 28,131
Energy Transfer LP
7.125% due 10/01/54  58,000 59,082
8.000% due 05/15/54  100,000 105,062
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 200,000 201,431
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 108,000 101,642
6.375% due 04/01/29 ~ 868,000 871,493
7.500% due 06/01/27 ~ 100,000 102,046
7.500% due 06/01/30 ~ 100,000 106,775
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 300,000 289,235
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 213,620
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  145,000 142,139
8.000% due 05/15/33  50,000 48,978
8.250% due 01/15/29  68,000 68,739
8.875% due 04/15/30  450,000 458,336
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  100,000 99,332
7.000% due 08/01/27  150,000 151,315
8.250% due 01/15/32 ~ 75,000 77,189
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 40,000 43,295
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 94,000 94,773
Harvest Midstream I LP
7.500% due 09/01/28 ~ 200,000 201,953
7.500% due 05/15/32 ~ 29,000 29,560
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 50,000 53,350
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 230,000 213,009
5.625% due 02/15/26 ~ 200,000 199,482
6.500% due 06/01/29 ~ 47,000 47,499
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 250,000 238,752
6.000% due 04/15/30 ~ 50,000 47,240
6.250% due 11/01/28 ~ 300,000 290,790
6.250% due 04/15/32 ~ 250,000 231,184
6.875% due 05/15/34 ~ 67,000 62,700
7.250% due 02/15/35 ~ 178,000 167,501
8.375% due 11/01/33 ~ 85,000 86,849

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Howard Midstream Energy Partners LLC
7.375% due 07/15/32 ~ $ 45,000 $ 45,761
8.875% due 07/15/28 ~ 100,000 105,196
Ithaca Energy North Sea PLC (United
Kingdom)
8.125% due 10/15/29 ~ 200,000 203,503
ITT Holdings LLC
6.500% due 08/01/29 ~ 250,000 229,108
KCA Deutag U.K. Finance PLC (United
Kingdom)
9.875% due 12/01/25 ~ 100,000 100,275
Kinetik Holdings LP
5.875% due 06/15/30 ~ 90,000 88,654
6.625% due 12/15/28 ~ 255,000 261,051
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 354,000 361,431
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 125,000 120,431
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.
6.875% due 12/01/32 ~ 117,000 115,940
Matador Resources Co.
6.250% due 04/15/33 ~ 152,000 147,687
6.500% due 04/15/32 ~ 56,000 55,461
6.875% due 04/15/28 ~ 55,000 55,835
MEG Energy Corp. (Canada)
5.875% due 02/01/29 ~ 200,000 195,414
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 113,000 111,006
Murphy Oil Corp.
6.000% due 10/01/32  113,000 108,674
Nabors Industries, Inc.
8.875% due 08/15/31 ~ 64,000 59,494
9.125% due 01/31/30 ~ 303,333 308,757
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ 100,000 85,231
NFE Financing LLC
12.000% due 11/15/29 ~ 517,227 543,848
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 119,000 120,679
8.375% due 02/15/32 ~ 162,000 163,413
Noble Finance II LLC
8.000% due 04/15/30 ~ 464,000 469,095
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 58,000 59,940
Northriver Midstream Finance LP (Canada)
5.625% due 02/15/26 ~ 250,000 249,941
6.750% due 07/15/32 ~ 57,000 57,392
NuStar Logistics LP
6.000% due 06/01/26  171,000 171,349
Oceaneering International, Inc.
6.000% due 02/01/28  300,000 296,185
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 140,000 129,951
5.875% due 07/15/27 ~ 132,000 130,838
6.625% due 08/15/32 ~ 97,000 96,079
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  150,000 143,979
7.875% due 09/15/30 ~ 86,000 84,477
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 140,000 138,307
7.000% due 01/15/32 ~ 89,000 90,432
a
Principal
Amount Value
8.000% due 04/15/27 ~ $ 190,000 $ 194,159
9.875% due 07/15/31 ~ 100,000 110,027
Prairie Acquiror LP
9.000% due 08/01/29 ~ 119,000 123,240
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ 250,000 248,032
Puma International Financing SA
(Singapore)
5.000% due 01/24/26 ~ 94,896 93,738
Range Resources Corp.
4.750% due 02/15/30 ~ 29,000 27,235
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~ 250,000 247,631
4.800% due 05/15/30 ~ 200,000 188,264
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 40,000 38,924
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 300,000 306,251
Sitio Royalties Operating Partnership LP/
Sitio Finance Corp.
7.875% due 11/01/28 ~ 335,000 346,151
SM Energy Co.
6.625% due 01/15/27  100,000 99,972
6.750% due 09/15/26  60,000 60,035
6.750% due 08/01/29 ~ 100,000 99,085
7.000% due 08/01/32 ~ 94,000 92,768
Solaris Midstream Holdings LLC
7.625% due 04/01/26 ~ 100,000 100,568
South Bow Canadian Infrastructure
Holdings Ltd. (Canada)
7.500% due 03/01/55 ~ 106,000 109,706
7.625% due 03/01/55 ~ 42,000 43,106
Star Holding LLC
8.750% due 08/01/31 ~ 250,000 248,018
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 200,000 200,556
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 60,000 62,289
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 200,000 182,567
Sunnova Energy Corp.
5.875% due 09/01/26 ~ 110,000 91,966
11.750% due 10/01/28 ~ 31,000 22,334
Sunoco LP
7.000% due 05/01/29 ~ 75,000 77,022
7.250% due 05/01/32 ~ 82,000 84,769
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  200,000 188,698
7.000% due 09/15/28 ~ 530,000 542,634
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.
6.000% due 12/31/30 ~ 215,000 203,777
6.000% due 09/01/31 ~ 200,000 188,965
7.375% due 02/15/29 ~ 370,000 371,528
Talos Production, Inc.
9.000% due 02/01/29 ~ 370,000 379,956
9.375% due 02/01/31 ~ 78,000 79,591
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 477,000 441,332
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 250,000 233,681
TGS ASA (Norway)
8.500% due 01/15/30 ~ 200,000 205,473

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
TransMontaigne Partners LP/TLP Finance
Corp.
6.125% due 02/15/26  $ 50,000 $ 49,932
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 19,062 19,583
Transocean, Inc.
8.000% due 02/01/27 ~ 250,000 250,741
8.250% due 05/15/29 ~ 40,000 39,223
8.500% due 05/15/31 ~ 153,000 150,158
9.350% due 12/15/41  490,000 433,319
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 525,000 534,766
Valaris Ltd.
8.375% due 04/30/30 ~ 433,000 437,986
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~ 544,000 487,597
6.250% due 01/15/30 ~ 243,000 245,438
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 215,000 218,428
8.125% due 06/01/28 ~ 344,000 358,122
8.375% due 06/01/31 ~ 313,000 326,760
9.500% due 02/01/29 ~ 687,000 759,747
9.875% due 02/01/32 ~ 573,000 629,100
Viper Energy, Inc.
7.375% due 11/01/31 ~ 25,000 26,193
Viridien (France)
8.750% due 04/01/27 ~ 300,000 295,285
Vital Energy, Inc.
7.875% due 04/15/32 ~ 134,000 129,064
W&T Offshore, Inc.
11.750% due 02/01/26 ~ 150,000 151,991
Weatherford International Ltd.
8.625% due 04/30/30 ~ 100,000 103,334
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 74,000 71,390
29,088,650
Financial - 13.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 340,000 319,907
7.500% due 11/06/30 ~ 435,000 448,383
8.250% due 02/01/29 ~ 113,000 117,126
8.500% due 06/15/29 ~ 54,000 56,533
AG Issuer LLC
6.250% due 03/01/28 ~ 70,000 69,727
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ 120,000 124,536
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.250% due 10/15/27 ~ 220,000 210,152
6.500% due 10/01/31 ~ 174,000 172,499
6.750% due 04/15/28 ~ 80,000 80,458
7.000% due 01/15/31 ~ 626,000 629,131
7.375% due 10/01/32 ~ 108,000 109,129
Ally Financial, Inc.
6.646% due 01/17/40  53,000 51,380
6.700% due 02/14/33  150,000 151,287
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 85,000 80,208
6.375% due 02/15/29 ~ 383,000 385,588
Anywhere Real Estate Group LLC/
Anywhere Co-Issuer Corp.
7.000% due 04/15/30 ~ 300,000 266,468
a
Principal
Amount Value
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.250% due 04/15/30 ~ $ 273,000 $ 205,610
APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3 Somerset
Investor 2 LLC
7.875% due 11/01/29 ~ 352,000 357,089
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 ~ 150,000 130,332
Ardonagh Group Finance Ltd. (United
Kingdom)
8.875% due 02/15/32 ~ 550,000 572,032
Aretec Group, Inc.
10.000% due 08/15/30 ~ 364,286 398,307
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 250,000 253,676
Assurant, Inc.
7.000% due 03/27/48  200,000 203,492
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 72,169
Azorra Finance Ltd. (Cayman)
7.750% due 04/15/30 ~ 283,000 281,638
Baldwin Insurance Group Holdings LLC/
Baldwin Insurance Group Holdings
Finance
7.125% due 05/15/31 ~ 97,000 99,107
Banc of California
3.250% due 05/01/31  100,000 94,750
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 ~ 38,000 39,105
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 47,456
4.550% due 10/01/29  50,000 45,402
8.875% due 04/12/29  188,000 200,384
Bread Financial Holdings, Inc.
9.750% due 03/15/29 ~ 384,000 413,061
Brightsphere Investment Group, Inc.
4.800% due 07/27/26  100,000 98,570
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 200,000 194,518
Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.500% due 04/01/27 ~ 131,000 124,357
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 201,072
9.250% due 07/01/31 ~ 38,000 40,390
Cobra AcquisitionCo LLC
6.375% due 11/01/29 ~ 200,000 172,553
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 200,000 180,181
3.625% due 10/01/31 ~ 85,000 71,919
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 400,000 389,342
Credit Acceptance Corp.
6.625% due 03/15/26  200,000 200,750
9.250% due 12/15/28 ~ 88,000 93,185
CTR Partnership LP/CareTrust Capital
Corp.
3.875% due 06/30/28 ~ 100,000 95,333
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 200,000 200,368
8.875% due 09/01/31 ~ 53,000 57,097

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Diversified Healthcare Trust
4.750% due 02/15/28  $ 350,000 $ 300,763
Encore Capital Group, Inc.
9.250% due 04/01/29 ~ 200,000 213,331
Enova International, Inc.
9.125% due 08/01/29 ~ 28,000 29,150
11.250% due 12/15/28 ~ 63,000 68,086
Five Point Operating Co. LP/Five Point
Capital Corp.
10.500% due 01/15/28 ~ § 50,000 51,079
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 170,000 169,511
Freedom Mortgage Corp.
7.625% due 05/01/26 ~ 240,000 240,902
12.000% due 10/01/28 ~ 108,000 117,564
12.250% due 10/01/30 ~ 289,000 319,918
Freedom Mortgage Holdings LLC
9.125% due 05/15/31 ~ 113,000 116,652
9.250% due 02/01/29 ~ 175,000 180,768
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 98,485
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 43,000 42,287
6.875% due 04/15/29 ~ 22,000 22,332
7.750% due 05/15/26 ~ 150,000 152,556
8.000% due 02/15/27 ~ 163,000 168,249
8.000% due 06/15/28 ~ 100,000 105,079
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 397,000 405,393
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 350,000 338,257
7.950% due 10/15/54 ~ 35,000 36,698
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ 250,000 228,402
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 77,000 77,722
7.625% due 07/01/29 ~ 80,000 81,805
9.250% due 12/01/28 ~ 62,000 66,140
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 60,000 63,447
Hightower Holding LLC
6.750% due 04/15/29 ~ 83,000 82,729
9.125% due 01/31/30 ~ 45,000 47,443
Howard Hughes Corp.
4.125% due 02/01/29 ~ 400,000 369,914
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 200,000 203,467
8.125% due 02/15/32 ~ 300,000 306,709
HUB International Ltd.
7.250% due 06/15/30 ~ 475,000 487,265
7.375% due 01/31/32 ~ 470,000 477,650
Hudson Pacific Properties LP
3.250% due 01/15/30  50,000 34,075
3.950% due 11/01/27  300,000 260,697
4.650% due 04/01/29  150,000 113,209
5.950% due 02/15/28  50,000 42,718
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 200,000 189,777
a
Principal
Amount Value
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  $ 550,000 $ 459,944
5.250% due 05/15/27  200,000 189,537
6.250% due 05/15/26  60,000 59,542
9.000% due 06/15/30  125,000 120,379
9.750% due 01/15/29  115,000 115,440
10.000% due 11/15/29 ~ 89,000 89,321
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~ 250,000 192,399
Iron Mountain Information Management
Services, Inc.
5.000% due 07/15/32 ~ 150,000 138,212
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 411,750
5.000% due 07/15/28 ~ 165,000 159,615
5.250% due 07/15/30 ~ 125,000 119,417
5.625% due 07/15/32 ~ 500,000 478,005
6.250% due 01/15/33 ~ 248,000 247,173
7.000% due 02/15/29 ~ 68,000 69,531
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 200,000 198,280
7.125% due 04/30/31 ~ 188,000 193,358
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 250,000 234,744
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 5,000 5,010
9.500% due 02/15/29 ~ 45,000 47,862
Jones Deslauriers Insurance Management,
Inc. (Canada)
8.500% due 03/15/30 ~ 245,000 258,918
10.500% due 12/15/30 ~ 100,000 108,285
Kennedy-Wilson, Inc.
4.750% due 03/01/29  155,000 140,770
4.750% due 02/01/30  180,000 159,414
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.
5.250% due 10/01/25 ~ 250,000 250,530
7.000% due 07/15/31 ~ 47,000 48,361
LD Holdings Group LLC
8.750% due 11/01/27 ~ 68,000 65,406
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 238,054
4.300% due 02/01/61 ~ 100,000 61,861
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 250,000 229,770
6.500% due 05/01/28 ~ 250,000 244,738
MPT Operating Partnership LP/MPT
Finance Corp.
3.500% due 03/15/31  290,000 183,017
5.000% due 10/15/27  450,000 379,821
5.250% due 08/01/26  300,000 276,487
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 605,000 565,071
6.500% due 08/01/29 ~ 125,000 124,917
7.125% due 02/01/32 ~ 144,000 146,001
Navient Corp.
5.625% due 08/01/33  350,000 303,192
6.750% due 06/15/26  100,000 101,335
9.375% due 07/25/30  217,000 232,070
11.500% due 03/15/31  145,000 162,306
Newmark Group, Inc.
7.500% due 01/12/29  93,000 97,260

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Office Properties Income Trust
9.000% due 03/31/29 ~ $ 36,000 $ 35,360
9.000% due 09/30/29 ~ 200,000 174,085
OneMain Finance Corp.
3.500% due 01/15/27  355,000 338,913
4.000% due 09/15/30  160,000 142,329
6.625% due 01/15/28  216,000 218,843
6.625% due 05/15/29  75,000 76,028
7.125% due 03/15/26  100,000 101,871
7.125% due 11/15/31  158,000 161,149
7.500% due 05/15/31  149,000 153,088
7.875% due 03/15/30  350,000 365,457
9.000% due 01/15/29  121,000 128,400
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 103,773
Oxford Finance LLC/Oxford Finance Co-
Issuer II, Inc.
6.375% due 02/01/27 ~ 275,000 272,645
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 427,000 431,733
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 388,000 365,511
7.000% due 02/01/30 ~ 81,000 82,268
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/29 ~ 25,000 24,770
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~ 225,000 224,558
5.750% due 09/15/31 ~ 100,000 95,350
7.125% due 11/15/30 ~ 63,000 63,861
7.875% due 12/15/29 ~ 99,000 103,816
PHH Escrow Issuer LLC
9.875% due 11/01/29 ~ 75,000 75,414
Planet Financial Group LLC
10.500% due 12/15/29 ~ 57,000 58,080
PRA Group, Inc.
5.000% due 10/01/29 ~ 350,000 320,517
8.375% due 02/01/28 ~ 75,000 77,147
8.875% due 01/31/30 ~ 110,000 114,068
Prospect Capital Corp.
3.364% due 11/15/26  100,000 93,059
3.437% due 10/15/28  100,000 86,344
3.706% due 01/22/26  100,000 97,082
Provident Funding Associates LP/PFG
Finance Corp.
9.750% due 09/15/29 ~ 250,000 257,116
RHP Hotel Properties LP/RHP Finance
Corp.
4.500% due 02/15/29 ~ 110,000 104,055
6.500% due 04/01/32 ~ 94,000 94,551
7.250% due 07/15/28 ~ 266,000 274,469
Rithm Capital Corp.
8.000% due 04/01/29 ~ 350,000 350,571
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 ~ 339,000 321,885
4.000% due 10/15/33 ~ 400,000 333,516
Ryan Specialty LLC
4.375% due 02/01/30 ~ 120,000 112,806
5.875% due 08/01/32 ~ 171,000 169,308
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ 458,000 441,749
a
Principal
Amount Value
SBA Communications Corp.
3.125% due 02/01/29  $ 315,000 $ 284,604
Service Properties Trust
3.950% due 01/15/28  200,000 167,724
4.750% due 10/01/26  150,000 142,051
5.500% due 12/15/27  350,000 328,927
8.375% due 06/15/29  125,000 120,970
8.625% due 11/15/31 ~ 125,000 130,647
8.875% due 06/15/32  100,000 92,652
SLM Corp.
3.125% due 11/02/26  175,000 167,075
4.200% due 10/29/25  60,000 59,508
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~ 110,000 106,248
4.375% due 01/15/27 ~ 125,000 120,955
6.000% due 04/15/30 ~ 54,000 53,041
6.500% due 07/01/30 ~ 91,000 91,175
7.250% due 04/01/29 ~ 88,000 90,381
StoneX Group, Inc.
7.875% due 03/01/31 ~ 78,000 81,655
Synchrony Financial
7.250% due 02/02/33  188,000 194,174
Synovus Financial Corp.
7.538% due 02/07/29  100,000 103,122
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  300,000 288,251
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ 450,000 434,966
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~ 95,000 94,600
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.000% due 01/15/30 ~ 150,000 131,902
Uniti Group LP/Uniti Group Finance 2019,
Inc./CSL Capital LLC
4.750% due 04/15/28 ~ 250,000 234,574
6.500% due 02/15/29 ~ 275,000 249,826
10.500% due 02/15/28 ~ 451,000 481,360
USI, Inc.
7.500% due 01/15/32 ~ 107,000 110,794
UWM Holdings LLC
6.625% due 02/01/30 ~ 75,000 74,608
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ 47,000 48,393
Vornado Realty LP
2.150% due 06/01/26  50,000 47,649
3.400% due 06/01/31  63,000 53,708
3.500% due 01/15/25  28,000 27,970
Western Alliance Bancorp
3.000% due 06/15/31  200,000 188,958
XHR LP
6.625% due 05/15/30 ~ 80,000 80,363
34,951,465
Industrial - 11.3%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 280,000 284,204
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 82,000 82,383
AECOM
5.125% due 03/15/27  165,000 163,552
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 63,000 67,235

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Arcosa, Inc.
6.875% due 08/15/32 ~ $ 83,000 $ 84,433
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 300,000 269,792
6.000% due 06/15/27 ~ 200,000 198,617
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
5.250% due 08/15/27 ~ 300,000 171,806
Artera Services LLC
8.500% due 02/15/31 ~ 277,778 268,031
Atkore, Inc.
4.250% due 06/01/31 ~ 299,000 265,157
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 200,000 186,130
Ball Corp.
2.875% due 08/15/30  500,000 428,318
3.125% due 09/15/31  400,000 339,870
6.000% due 06/15/29  175,000 176,487
Berry Global, Inc.
4.500% due 02/15/26 ~ 189,000 186,426
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~ 567,000 565,185
7.000% due 06/01/32 ~ 75,000 76,388
7.250% due 07/01/31 ~ 84,000 86,732
7.500% due 02/01/29 ~ 115,000 119,752
8.750% due 11/15/30 ~ 108,000 116,228
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 406,000 413,735
Brightline East LLC
11.000% due 01/31/30 ~ 350,000 334,390
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 400,000 353,605
6.375% due 03/01/34 ~ 105,000 103,759
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 200,000 186,589
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 133,955
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ 250,000 239,835
Cascades, Inc./Cascades USA, Inc.
(Canada)
5.125% due 01/15/26 ~ 250,000 248,642
Chart Industries, Inc.
7.500% due 01/01/30 ~ 500,000 520,464
9.500% due 01/01/31 ~ 100,000 107,576
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 100,000 96,087
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 250,000 236,376
Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/30 ~ 67,000 67,537
8.750% due 04/15/30 ~ 327,000 332,086
Coherent Corp.
5.000% due 12/15/29 ~ 200,000 191,047
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 200,000 159,788
9.500% due 08/15/29 ~ 80,000 77,961
Covanta Holding Corp.
4.875% due 12/01/29 ~ 150,000 138,889
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ 200,000 176,120
a
Principal
Amount Value
Crown Americas LLC/Crown Americas
Capital Corp. V
4.250% due 09/30/26  $ 190,000 $ 186,061
Crown Americas LLC/Crown Americas
Capital Corp. VI
4.750% due 02/01/26  400,000 395,962
Eco Material Technologies, Inc.
7.875% due 01/31/27 ~ 143,000 146,024
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 395,000 396,021
6.750% due 07/15/31 ~ 53,000 53,452
Energizer Holdings, Inc.
4.750% due 06/15/28 ~ 100,000 95,382
6.500% due 12/31/27 ~ 100,000 100,446
EnerSys
4.375% due 12/15/27 ~ 250,000 239,993
6.625% due 01/15/32 ~ 30,000 30,189
Enpro, Inc.
5.750% due 10/15/26  100,000 99,852
Enviri Corp.
5.750% due 07/31/27 ~ 300,000 287,029
Esab Corp.
6.250% due 04/15/29 ~ 334,000 338,572
F-Brasile SpA/F-Brasile U.S. LLC (Italy)
7.375% due 08/15/26 ~ 200,000 200,750
Fortress Transportation & Infrastructure
Investors LLC
5.875% due 04/15/33 ~ 100,000 96,611
7.000% due 05/01/31 ~ 75,000 76,603
7.000% due 06/15/32 ~ 113,000 115,365
7.875% due 12/01/30 ~ 358,333 377,573
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 463,000 443,435
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,240
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 400,000 377,315
6.750% due 01/15/31 ~ 520,000 534,615
GN Bondco LLC
9.500% due 10/15/31 ~ 33,000 34,787
Goat Holdco LLC
6.750% due 02/01/32 ~ 69,000 68,402
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 162,100
Graphic Packaging International LLC
4.750% due 07/15/27 ~ 200,000 196,184
6.375% due 07/15/32 ~ 40,000 40,169
Great Lakes Dredge & Dock Corp.
5.250% due 06/01/29 ~ 250,000 233,226
Griffon Corp.
5.750% due 03/01/28  275,000 269,848
Hillenbrand, Inc.
3.750% due 03/01/31  225,000 196,852
6.250% due 02/15/29  225,000 225,135
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 31,000 32,403
Imola Merger Corp.
4.750% due 05/15/29 ~ 630,000 597,946
INNOVATE Corp.
8.500% due 02/01/26 ~ 250,000 207,202

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Iris Holding, Inc.
10.000% due 12/15/28 ~ $ 175,000 $ 166,762
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 200,000 195,274
JELD-WEN, Inc.
7.000% due 09/01/32 ~ 42,000 39,033
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 67,773
LABL, Inc.
5.875% due 11/01/28 ~ 40,000 35,711
8.625% due 10/01/31 ~ 178,000 164,863
9.500% due 11/01/28 ~ 243,000 243,630
10.500% due 07/15/27 ~ 300,000 290,677
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 99,000 91,509
Madison IAQ LLC
4.125% due 06/30/28 ~ 210,000 198,968
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 40,000 41,051
Masterbrand, Inc.
7.000% due 07/15/32 ~ 53,000 53,431
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 450,000 459,657
9.250% due 04/15/27 ~ 555,000 563,972
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 83,000 87,877
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 93,000 93,494
Moog, Inc.
4.250% due 12/15/27 ~ 100,000 95,528
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 46,439
NAC Aviation 29 DAC (Ireland)
4.750% due 06/30/26  181,134 174,527
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 120,000 116,547
OI European Group BV
4.750% due 02/15/30 ~ 200,000 178,458
Oscar AcquisitionCo LLC/Oscar Finance,
Inc.
9.500% due 04/15/30 ~ 100,000 94,353
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 100,000 97,447
7.375% due 06/01/32 ~ 30,000 28,722
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc.
4.375% due 10/15/28 ~ 100,000 100,014
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC
4.000% due 10/15/27 ~ 200,000 198,508
Pactiv LLC
7.950% due 12/15/25  100,000 101,800
8.375% due 04/15/27  100,000 105,520
Park-Ohio Industries, Inc.
6.625% due 04/15/27  250,000 246,672
Railworks Holdings LP/Railworks Rally, Inc.
8.250% due 11/15/28 ~ 150,000 150,240
Rand Parent LLC
8.500% due 02/15/30 ~ 380,000 382,486
Reworld Holding Corp.
5.000% due 09/01/30  200,000 184,874
a
Principal
Amount Value
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ $ 50,000 $ 46,781
Sealed Air Corp.
5.000% due 04/15/29 ~ 300,000 290,149
6.500% due 07/15/32 ~ 5,000 5,014
6.875% due 07/15/33 ~ 204,000 213,278
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 107,000 107,442
7.250% due 02/15/31 ~ 63,000 65,019
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 121,000 113,119
Sensata Technologies BV
5.875% due 09/01/30 ~ 109,000 106,754
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 500,000 437,666
4.375% due 02/15/30 ~ 300,000 275,087
Silgan Holdings, Inc.
4.125% due 02/01/28  340,000 324,793
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 400,000 390,574
8.875% due 11/15/31 ~ 159,000 167,222
Spirit AeroSystems, Inc.
4.600% due 06/15/28  505,000 479,273
9.375% due 11/30/29 ~ 150,000 160,761
9.750% due 11/15/30 ~ 150,000 166,179
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 167,000 171,319
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 93,000 93,229
Standard Industries, Inc.
3.375% due 01/15/31 ~ 300,000 257,469
4.375% due 07/15/30 ~ 100,000 91,699
4.750% due 01/15/28 ~ 350,000 335,246
5.000% due 02/15/27 ~ 210,000 205,680
Summit Materials LLC/Summit Materials
Finance Corp.
5.250% due 01/15/29 ~ 165,000 166,293
7.250% due 01/15/31 ~ 112,000 118,947
Terex Corp.
6.250% due 10/15/32 ~ 136,000 133,474
TopBuild Corp.
4.125% due 02/15/32 ~ 35,000 31,033
TransDigm, Inc.
5.500% due 11/15/27  500,000 491,727
6.000% due 01/15/33 ~ 275,000 269,734
6.375% due 03/01/29 ~ 1,300,000 1,304,513
6.625% due 03/01/32 ~ 147,000 148,511
6.750% due 08/15/28 ~ 289,000 291,882
6.875% due 12/15/30 ~ 214,000 217,335
7.125% due 12/01/31 ~ 168,000 172,236
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 110,000 121,477
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 92,264
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 90,000 93,452
Triumph Group, Inc.
9.000% due 03/15/28 ~ 109,000 113,631
Trivium Packaging Finance BV
(Netherlands)
8.500% due 08/15/27 ~ 200,000 199,919
Tutor Perini Corp.
11.875% due 04/30/29 ~ 266,000 295,185

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a
Principal
Amount Value
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ $ 42,000 $ 43,333
Weekley Homes LLC/Weekley Finance
Corp.
4.875% due 09/15/28 ~ 284,000 272,062
Werner FinCo LP/Werner FinCo, Inc.
11.500% due 06/15/28 ~ 100,000 111,007
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 360,000 365,262
6.625% due 03/15/32 ~ 60,000 61,057
7.250% due 06/15/28 ~ 190,000 193,346
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 85,377
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 29,000 29,551
XPO, Inc.
7.125% due 06/01/31 ~ 83,000 85,442
7.125% due 02/01/32 ~ 63,000 64,595
30,316,126
Technology - 4.8%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 33,000 32,381
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 300,608
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 70,000 70,610
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 250,000 243,392
ASGN, Inc.
4.625% due 05/15/28 ~ 129,000 122,630
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 435,000 413,831
Camelot Finance SA
4.500% due 11/01/26 ~ 200,000 194,505
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 119,000 123,329
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 299,000 304,799
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 185,000 183,043
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 350,000 326,325
4.875% due 07/01/29 ~ 250,000 233,325
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 975,000 958,218
8.250% due 06/30/32 ~ 297,000 306,503
9.000% due 09/30/29 ~ 620,000 630,257
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 100,000 95,440
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 90,000 89,349
Crane NXT Co.
4.200% due 03/15/48  50,000 33,470
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 93,000 95,702
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 327,000 344,585
Elastic NV
4.125% due 07/15/29 ~ 165,000 153,124
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 25,000 25,073
a
Principal
Amount Value
Entegris, Inc.
4.375% due 04/15/28 ~ $ 300,000 $ 286,921
5.950% due 06/15/30 ~ 250,000 248,189
Fair Isaac Corp.
4.000% due 06/15/28 ~ 100,000 94,447
5.250% due 05/15/26 ~ 100,000 99,816
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 133,000 135,782
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 62,000 62,428
McAfee Corp.
7.375% due 02/15/30 ~ 465,000 452,209
NCR Atleos Corp.
9.500% due 04/01/29 ~ 150,000 162,637
NCR Voyix Corp.
5.125% due 04/15/29 ~ 28,000 26,817
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 355,000 333,232
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 250,000 235,718
3.875% due 12/01/29 ~ 117,000 106,008
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 500,000 453,890
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 350,000 349,931
Playtika Holding Corp.
4.250% due 03/15/29 ~ 250,000 227,592
PTC, Inc.
3.625% due 02/15/25 ~ 77,000 77,008
4.000% due 02/15/28 ~ 250,000 237,949
Rackspace Finance LLC
3.500% due 05/15/28 ~ 140,000 84,525
RingCentral, Inc.
8.500% due 08/15/30 ~ 250,000 264,819
ROBLOX Corp.
3.875% due 05/01/30 ~ 400,000 360,831
Rocket Software, Inc.
6.500% due 02/15/29 ~ 300,000 282,840
9.000% due 11/28/28 ~ 50,000 51,889
Science Applications International Corp.
4.875% due 04/01/28 ~ 160,000 154,093
Seagate HDD Cayman
4.091% due 06/01/29  98,000 91,481
5.750% due 12/01/34  50,000 48,025
8.250% due 12/15/29  150,000 159,962
8.500% due 07/15/31  150,000 160,540
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 315,223
6.500% due 06/01/32 ~ 113,000 114,097
Synaptics, Inc.
4.000% due 06/15/29 ~ 200,000 182,460
UKG, Inc.
6.875% due 02/01/31 ~ 290,000 294,526
Unisys Corp.
6.875% due 11/01/27 ~ 200,000 195,108
Virtusa Corp.
7.125% due 12/15/28 ~ 99,000 94,646
Western Digital Corp.
4.750% due 02/15/26  350,000 346,929
Xerox Corp.
6.750% due 12/15/39  150,000 98,465
Xerox Holdings Corp.
5.500% due 08/15/28 ~ 250,000 214,722

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
8.875% due 11/30/29 ~ $ 77,000 $ 69,265
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 46,705
ZoomInfo Technologies LLC/ZoomInfo
Finance Corp.
3.875% due 02/01/29 ~ 250,000 227,634
12,729,858
Utilities - 2.8%
AES Corp.
6.950% due 07/15/55  28,000 27,403
7.600% due 01/15/55  150,000 154,144
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  350,000 328,850
Alpha Generation LLC
6.750% due 10/15/32 ~ 136,000 134,681
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 247,000 248,968
AmeriGas Partners LP/AmeriGas Finance
Corp.
5.500% due 05/20/25  66,000 65,664
5.875% due 08/20/26  334,000 322,229
9.375% due 06/01/28 ~ 63,000 60,670
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 150,000 149,716
Calpine Corp.
3.750% due 03/01/31 ~ 265,000 237,041
4.500% due 02/15/28 ~ 107,000 102,711
4.625% due 02/01/29 ~ 200,000 188,968
5.000% due 02/01/31 ~ 185,000 174,103
5.250% due 06/01/26 ~ 28,000 27,984
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 30,502
4.750% due 03/15/28 ~ 374,000 357,976
DPL, Inc.
4.125% due 07/01/25  150,000 148,215
4.350% due 04/15/29  150,000 139,849
Edison International
7.875% due 06/15/54  31,000 32,096
8.125% due 06/15/53  200,000 206,703
EUSHI Finance, Inc.
7.625% due 12/15/54 ~ 150,000 156,421
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 ~ 150,000 137,464
Lightning Power LLC
7.250% due 08/15/32 ~ 273,400 281,908
NextEra Energy Operating Partners LP
4.500% due 09/15/27 ~ 308,000 295,142
7.250% due 01/15/29 ~ 87,000 89,081
NRG Energy, Inc.
3.375% due 02/15/29 ~ 90,000 81,737
3.625% due 02/15/31 ~ 150,000 131,273
3.875% due 02/15/32 ~ 89,000 77,789
5.750% due 01/15/28  103,000 102,716
5.750% due 07/15/29 ~ 350,000 341,992
6.000% due 02/01/33 ~ 167,000 162,328
6.250% due 11/01/34 ~ 153,000 150,190
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 185,000 173,757
PG&E Corp.
5.000% due 07/01/28  315,000 307,989
a
Principal
Amount Value
7.375% due 03/15/55  $ 192,000 $ 197,517
Pike Corp.
5.500% due 09/01/28 ~ 171,000 164,586
8.625% due 01/31/31 ~ 50,000 52,810
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 230,000 245,281
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 100,279
Vistra Operations Co. LLC
5.000% due 07/31/27 ~ 424,000 416,378
5.625% due 02/15/27 ~ 500,000 499,500
6.875% due 04/15/32 ~ 120,000 122,984
7.750% due 10/15/31 ~ 204,000 214,199
7,641,794
Total Corporate Bonds & Notes
    (Cost $265,704,212) 262,619,920
TOTAL INVESTMENTS - 98.3%
(Cost $265,749,203) 262,622,447
OTHER ASSETS & LIABILITIES, NET - 1.7% 4,429,724
NET ASSETS - 100.0% $ 267,052,171
Consumer, Cyclical 19 .8%
Communications 15 .4%
Consumer, Non-Cyclical 15 .2%
Financial 13 .1%
Industrial 11 .3%
Energy 10 .9%
Basic Materials 4 .8%
Technology 4 .8%
Others (each less than 3.0%) 3 .0%
98 .3%
Other Assets & Liabilities, Net 1 .7%
100 .0%

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,527 $ 2,527 $ – $ –
Corporate Bonds & Notes 262,619,920 – 262,619,920 –
Total $ 262,622,447 $ 2,527 $ 262,619,920 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.9%
Basic Materials - 0.5%
spacing
Celanese Corp. 1,211 $ 83,813
Cleveland-Cliffs, Inc. * 6,523 61,316
Ecolab, Inc. 8,640 2,024,525
RPM International, Inc. 1,012 124,537
Sherwin-Williams Co. 8,466 2,877,847
Southern Copper Corp. (Mexico)  3,388 308,749
5,480,787
Communications - 22.2%
spacing
Airbnb, Inc. Class A * 17,456 2,293,893
Alphabet, Inc. Class A  233,539 44,208,933
Alphabet, Inc. Class C  192,803 36,717,403
Amazon.com, Inc. * 372,928 81,816,674
Arista Networks, Inc. * 40,930 4,523,993
Booking Holdings, Inc. 1,235 6,135,999
CDW Corp. 2,681 466,601
Coupang, Inc. * (South Korea)  46,565 1,023,499
DoorDash, Inc. Class A * 12,280 2,059,970
Etsy, Inc. * 2,634 139,312
Expedia Group, Inc. * 5,001 931,836
FactSet Research Systems, Inc. 499 239,660
GoDaddy, Inc. Class A * 5,551 1,095,601
Iridium Communications, Inc. 465 13,494
Liberty Broadband Corp. Class A * 98 7,287
Liberty Broadband Corp. Class C * 1,083 80,965
Liberty Media Corp.-Liberty Formula One
Class A * 524 44,037
Liberty Media Corp.-Liberty Formula One
Class C * 2,973 275,478
Lyft, Inc. Class A * 10,601 136,753
Meta Platforms, Inc. Class A  87,055 50,971,573
Motorola Solutions, Inc. 3,101 1,433,375
Netflix, Inc. * 17,000 15,152,440
Nexstar Media Group, Inc. 459 72,508
Okta, Inc. * 2,944 231,987
Palo Alto Networks, Inc. * 25,703 4,676,918
Pinterest, Inc. Class A * 24,118 699,422
Roku, Inc. * 598 44,455
Spotify Technology SA * 5,884 2,632,384
Trade Desk, Inc. Class A * 17,650 2,074,405
Trump Media & Technology Group Corp. * 1,537 52,412
Uber Technologies, Inc. * 80,578 4,860,465
Ubiquiti, Inc. 31 10,290
VeriSign, Inc. * 188 38,909
265,162,931
Consumer, Cyclical - 9.5%
spacing
American Airlines Group, Inc. * 2,009 35,017
AutoZone, Inc. * 608 1,946,816
Burlington Stores, Inc. * 2,501 712,935
CarMax, Inc. * 223 18,232
Carvana Co. * 1,573 319,885
Casey's General Stores, Inc. 214 84,793
Cava Group, Inc. * 2,961 334,001
Chipotle Mexican Grill, Inc. * 54,196 3,268,019
Choice Hotels International, Inc. 790 112,164
Churchill Downs, Inc. 2,787 372,176
Copart, Inc. * 32,372 1,857,829
Core & Main, Inc. Class A * 4,820 245,386
Costco Wholesale Corp. 17,614 16,139,180
a Shares Value
Crocs, Inc. * 456 $ 49,946
Darden Restaurants, Inc. 2,467 460,564
Deckers Outdoor Corp. * 5,970 1,212,447
Dick's Sporting Goods, Inc. 186 42,564
Domino's Pizza, Inc. 517 217,016
DraftKings, Inc. Class A * 18,163 675,664
Dutch Bros, Inc. Class A * 1,541 80,718
Fastenal Co. 19,118 1,374,775
Ferguson Enterprises, Inc. 615 106,746
Five Below, Inc. * 1,844 193,546
Floor & Decor Holdings, Inc. Class A * 1,633 162,810
Freshpet, Inc. * 525 77,758
Hasbro, Inc. 4,641 259,478
Hilton Worldwide Holdings, Inc. 4,880 1,206,141
Home Depot, Inc. 31,449 12,233,346
Hyatt Hotels Corp. Class A  271 42,542
Las Vegas Sands Corp. 13,901 713,955
Light & Wonder, Inc. * 3,480 300,602
Live Nation Entertainment, Inc. * 6,400 828,800
Lululemon Athletica, Inc. * 4,669 1,785,472
McDonald's Corp. 1,845 534,847
Murphy USA, Inc. 741 371,797
NIKE, Inc. Class B  29,024 2,196,246
Norwegian Cruise Line Holdings Ltd. * 16,924 435,455
O'Reilly Automotive, Inc. * 2,102 2,492,552
Planet Fitness, Inc. Class A * 1,712 169,265
Pool Corp. 1,450 494,363
RH * 104 40,933
Ross Stores, Inc. 3,003 454,264
Royal Caribbean Cruises Ltd. 3,335 769,351
SharkNinja, Inc. * 558 54,327
SiteOne Landscape Supply, Inc. * 600 79,062
Skechers USA, Inc. Class A * 592 39,806
Starbucks Corp. 34,856 3,180,610
Tempur Sealy International, Inc. 6,507 368,882
Tesla, Inc. * 110,425 44,594,032
Texas Roadhouse, Inc. 2,681 483,733
TJX Cos., Inc. 26,554 3,207,989
TKO Group Holdings, Inc. * 461 65,513
Tractor Supply Co. 21,845 1,159,096
Ulta Beauty, Inc. * 1,591 691,974
Vail Resorts, Inc. 1,166 218,567
Wendy's Co. 3,617 58,957
Williams-Sonoma, Inc. 3,013 557,947
Wingstop, Inc. 1,217 345,871
WW Grainger, Inc. 1,499 1,580,021
Wyndham Hotels & Resorts, Inc. 233 23,484
Wynn Resorts Ltd. 248 21,368
YETI Holdings, Inc. * 1,082 41,668
Yum! Brands, Inc. 4,351 583,730
112,787,033
Consumer, Non-Cyclical - 9.7%
spacing
10X Genomics, Inc. Class A * 1,796 25,791
AbbVie, Inc. 30,409 5,403,679
Align Technology, Inc. * 1,717 358,012
Alnylam Pharmaceuticals, Inc. * 4,534 1,066,896
Amgen, Inc. 16,598 4,326,103
Apellis Pharmaceuticals, Inc. * 3,935 125,566
Automatic Data Processing, Inc. 15,155 4,436,323
Avery Dennison Corp. 1,287 240,836
Avis Budget Group, Inc. * 275 22,168
Block, Inc. * 9,502 807,575
Booz Allen Hamilton Holding Corp. 4,967 639,253

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Boston Beer Co., Inc. Class A * 79 $ 23,698
Bright Horizons Family Solutions, Inc. * 278 30,816
Bruker Corp. 2,833 166,070
Cardinal Health, Inc. 5,864 693,535
Celsius Holdings, Inc. * 7,506 197,708
Cencora, Inc. 6,569 1,475,923
Chemed Corp. 64 33,907
Cigna Group 969 267,580
Cintas Corp. 12,967 2,369,071
Clorox Co. 4,873 791,424
Coca-Cola Co. 88,377 5,502,352
Colgate-Palmolive Co. 17,724 1,611,289
Corpay, Inc. * 2,640 893,429
DaVita, Inc. * 1,856 277,565
Dexcom, Inc. * 15,495 1,205,046
Edwards Lifesciences Corp. * 4,369 323,437
Elevance Health, Inc. 1,497 552,243
elf Beauty, Inc. * 2,255 283,115
Eli Lilly & Co. 31,808 24,555,776
Equifax, Inc. 913 232,678
Estee Lauder Cos., Inc. Class A  3,085 231,313
Exact Sciences Corp. * 2,632 147,892
Exelixis, Inc. * 9,409 313,320
GE HealthCare Technologies, Inc. 1,708 133,531
Grand Canyon Education, Inc. * 330 54,054
H&R Block, Inc. 1,153 60,925
HCA Healthcare, Inc. 1,823 547,173
Hershey Co. 874 148,012
IDEXX Laboratories, Inc. * 3,257 1,346,574
Incyte Corp. * 466 32,187
Inspire Medical Systems, Inc. * 1,251 231,910
Insulet Corp. * 2,831 739,089
Intra-Cellular Therapies, Inc. * 3,957 330,489
Intuitive Surgical, Inc. * 14,036 7,326,231
Ionis Pharmaceuticals, Inc. * 6,151 215,039
IQVIA Holdings, Inc. * 868 170,571
Kimberly-Clark Corp. 5,603 734,217
Lamb Weston Holdings, Inc. 1,968 131,521
Masimo Corp. * 949 156,870
McKesson Corp. 2,202 1,254,942
Medpace Holdings, Inc. * 977 324,589
Merck & Co., Inc. 100,745 10,022,113
Molina Healthcare, Inc. * 1,446 420,858
Monster Beverage Corp. * 23,051 1,211,561
Moody's Corp. 6,257 2,961,876
Morningstar, Inc. 1,035 348,547
Natera, Inc. * 4,587 726,122
Neurocrine Biosciences, Inc. * 3,967 541,495
Paylocity Holding Corp. * 1,809 360,841
Penumbra, Inc. * 1,496 355,270
PepsiCo, Inc. 43,152 6,561,693
Performance Food Group Co. * 931 78,716
Procter & Gamble Co. 20,884 3,501,203
Quanta Services, Inc. 1,786 564,465
Regeneron Pharmaceuticals, Inc. * 324 230,795
Repligen Corp. * 340 48,940
ResMed, Inc. 1,545 353,326
Rollins, Inc. 11,193 518,796
Sarepta Therapeutics, Inc. * 3,581 435,414
Shift4 Payments, Inc. Class A * 2,267 235,269
Stryker Corp. 4,257 1,532,733
Sysco Corp. 12,262 937,552
Toast, Inc. Class A * 17,977 655,262
TransUnion 471 43,666
a Shares Value
U-Haul Holding Co. 1,807 $ 115,738
Ultragenyx Pharmaceutical, Inc. * 3,408 143,375
United Rentals, Inc. 642 452,250
UnitedHealth Group, Inc. 2,460 1,244,416
Valvoline, Inc. * 5,505 199,171
Verisk Analytics, Inc. 5,596 1,541,306
Vertex Pharmaceuticals, Inc. * 5,164 2,079,543
Viking Therapeutics, Inc. * 4,482 180,356
Waters Corp. * 1,440 534,211
West Pharmaceutical Services, Inc. 1,768 579,126
WEX, Inc. * 166 29,103
WillScot Holdings Corp. * 2,054 68,706
Zoetis, Inc. 15,093 2,459,102
115,842,229
Energy - 0.4%
spacing
Antero Midstream Corp. 4,580 69,112
Cheniere Energy, Inc. 4,533 974,006
Civitas Resources, Inc. 1,171 53,714
Enphase Energy, Inc. * 5,022 344,911
EQT Corp. 1,611 74,283
Hess Corp. 7,218 960,066
New Fortress Energy, Inc. 2,391 36,152
Permian Resources Corp. 5,701 81,980
Targa Resources Corp. 8,591 1,533,493
Texas Pacific Land Corp. 730 807,351
Viper Energy, Inc. 1,136 55,744
Weatherford International PLC 3,075 220,262
5,211,074
Financial - 6.1%
spacing
Allstate Corp. 1,570 302,680
Ally Financial, Inc. 1,590 57,256
American Express Co. 8,412 2,496,597
American Tower Corp. REIT 18,529 3,398,404
Ameriprise Financial, Inc. 3,521 1,874,686
Apollo Global Management, Inc. 15,616 2,579,139
ARES Management Corp. Class A  7,416 1,312,854
Arthur J Gallagher & Co. 635 180,245
Blackstone, Inc. 28,665 4,942,419
Blue Owl Capital, Inc. 19,811 460,804
Brown & Brown, Inc. 4,145 422,873
Charles Schwab Corp. 5,913 437,621
Coinbase Global, Inc. Class A * 6,759 1,678,260
Credit Acceptance Corp. * 209 98,117
Equinix, Inc. REIT 218 205,550
Equitable Holdings, Inc. 12,503 589,766
Everest Group Ltd. 316 114,537
Goldman Sachs Group, Inc. 3,280 1,878,194
Houlihan Lokey, Inc. 272 47,236
Iron Mountain, Inc. REIT 6,739 708,336
Jefferies Financial Group, Inc. 2,165 169,736
Jones Lang LaSalle, Inc. * 624 157,959
Kinsale Capital Group, Inc. 869 404,198
KKR & Co., Inc. 7,803 1,154,142
Lamar Advertising Co. Class A REIT 935 113,827
Lazard, Inc. 4,366 224,762
LPL Financial Holdings, Inc. 2,906 948,838
Markel Group, Inc. * 129 222,684
Marsh & McLennan Cos., Inc. 2,720 577,755
Mastercard, Inc. Class A  32,399 17,060,341
Morgan Stanley 2,643 332,278
NU Holdings Ltd. Class A * (Brazil)  125,969 1,305,039
Popular, Inc. 398 37,436

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Progressive Corp. 19,578 $ 4,691,085
Public Storage REIT 916 274,287
RLI Corp. 98 16,153
Ryan Specialty Holdings, Inc. 3,868 248,171
Simon Property Group, Inc. REIT 3,327 572,943
SoFi Technologies, Inc. * 6,938 106,845
TPG, Inc. 844 53,037
Tradeweb Markets, Inc. Class A  1,954 255,818
UWM Holdings Corp. 1,158 6,797
Visa, Inc. Class A  62,598 19,783,472
Western Union Co. 1,203 12,752
XP, Inc. Class A (Brazil)  1,078 12,774
72,528,703
Industrial - 2.4%
spacing
3M Co. 4,104 529,785
AAON, Inc. 2,638 310,440
Advanced Drainage Systems, Inc. 1,073 124,039
Amphenol Corp. Class A  27,436 1,905,430
Armstrong World Industries, Inc. 525 74,198
Axon Enterprise, Inc. * 2,857 1,697,972
AZEK Co., Inc. * 4,295 203,884
Boeing Co. * 4,574 809,598
Builders FirstSource, Inc. * 465 66,463
BWX Technologies, Inc. 625 69,619
Carlisle Cos., Inc. 274 101,062
Caterpillar, Inc. 2,778 1,007,747
Comfort Systems USA, Inc. 1,424 603,861
Eagle Materials, Inc. 980 241,825
EMCOR Group, Inc. 712 323,177
Expeditors International of Washington, Inc. 785 86,955
Generac Holdings, Inc. * 1,230 190,712
General Electric Co. 9,194 1,533,467
HEICO Corp. 1,744 414,619
HEICO Corp. Class A  3,287 611,645
Honeywell International, Inc. 3,939 889,781
Howmet Aerospace, Inc. 1,054 115,276
Illinois Tool Works, Inc. 4,351 1,103,240
Jabil, Inc. 411 59,143
Lennox International, Inc. 1,243 757,360
Lincoln Electric Holdings, Inc. 656 122,980
Loar Holdings, Inc. * 1,087 80,340
Lockheed Martin Corp. 2,681 1,302,805
Louisiana-Pacific Corp. 1,586 164,230
Martin Marietta Materials, Inc. 146 75,409
Old Dominion Freight Line, Inc. 7,682 1,355,105
Rockwell Automation, Inc. 449 128,320
Saia, Inc. * 592 269,792
Sealed Air Corp. 335 11,333
Simpson Manufacturing Co., Inc. 204 33,829
Spirit AeroSystems Holdings, Inc. Class A * 421 14,348
Tetra Tech, Inc. 1,843 73,425
TopBuild Corp. * 81 25,219
Trane Technologies PLC 3,034 1,120,608
TransDigm Group, Inc. 440 557,603
Trex Co., Inc. * 4,244 292,963
Union Pacific Corp. 11,536 2,630,669
Universal Display Corp. 1,002 146,492
Veralto Corp. 4,407 448,853
Vertiv Holdings Co. Class A  14,243 1,618,147
Vulcan Materials Co. 1,328 341,601
Waste Management, Inc. 15,900 3,208,461
a Shares Value
XPO, Inc. * 4,633 $ 607,618
28,461,448
Technology - 46.9%
spacing
Adobe, Inc. * 17,615 7,833,038
Advanced Micro Devices, Inc. * 42,212 5,098,787
Appfolio, Inc. Class A * 937 231,177
Apple, Inc. 568,685 142,410,098
Applied Materials, Inc. 30,377 4,940,212
AppLovin Corp. Class A * 10,403 3,368,803
Atlassian Corp. Class A * 6,362 1,548,384
Autodesk, Inc. * 8,615 2,546,336
Bentley Systems, Inc. Class B  5,221 243,821
Bill Holdings, Inc. * 1,087 92,080
Broadcom, Inc. 180,663 41,884,910
Broadridge Financial Solutions, Inc. 4,333 979,648
Cadence Design Systems, Inc. * 10,809 3,247,672
Cloudflare, Inc. Class A * 11,799 1,270,516
Confluent, Inc. Class A * 10,302 288,044
Crowdstrike Holdings, Inc. Class A * 9,095 3,111,945
Datadog, Inc. Class A * 11,895 1,699,677
Dayforce, Inc. * 496 36,029
Dell Technologies, Inc. Class C  1,668 192,220
DocuSign, Inc. * 8,234 740,566
DoubleVerify Holdings, Inc. * 3,483 66,908
Doximity, Inc. Class A * 383 20,448
Dropbox, Inc. Class A * 3,232 97,089
Duolingo, Inc. * 1,464 474,673
Dynatrace, Inc. * 11,929 648,341
Elastic NV * 3,277 324,685
Entegris, Inc. 6,101 604,365
EPAM Systems, Inc. * 149 34,839
Fair Isaac Corp. * 798 1,588,762
Fiserv, Inc. * 7,212 1,481,489
Five9, Inc. * 2,930 119,075
Fortinet, Inc. * 20,510 1,937,785
Gartner, Inc. * 2,985 1,446,143
Gitlab, Inc. Class A * 4,502 253,688
Globant SA * 1,185 254,088
Guidewire Software, Inc. * 1,412 238,035
HashiCorp, Inc. Class A * 4,698 160,719
HP, Inc. 9,090 296,607
HubSpot, Inc. * 1,932 1,346,160
Intuit, Inc. 10,848 6,817,968
KBR, Inc. 488 28,270
KLA Corp. 5,345 3,367,991
Lam Research Corp. 51,068 3,688,642
Lattice Semiconductor Corp. * 4,636 262,629
Manhattan Associates, Inc. * 2,381 643,441
Marvell Technology, Inc. 2,604 287,612
Microsoft Corp. 295,483 124,546,084
MicroStrategy, Inc. Class A * 420 121,640
MKS Instruments, Inc. 266 27,768
MongoDB, Inc. * 2,857 665,138
Monolithic Power Systems, Inc. 1,846 1,092,278
MSCI, Inc. 1,777 1,066,218
nCino, Inc. * 2,177 73,104
NetApp, Inc. 3,644 422,996
Nutanix, Inc. Class A * 2,794 170,937
NVIDIA Corp. 929,795 124,862,171
Onto Innovation, Inc. * 536 89,335
Oracle Corp. 62,405 10,399,169
Palantir Technologies, Inc. Class A * 79,905 6,043,215
Paychex, Inc. 4,673 655,248

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, open futures contracts outstanding were as follows:
a Shares Value
Paycom Software, Inc. 1,211 $ 248,219
Pegasystems, Inc. 1,787 166,548
Procore Technologies, Inc. * 4,049 303,392
PTC, Inc. * 2,881 529,729
Pure Storage, Inc. Class A * 10,836 665,655
QUALCOMM, Inc. 41,617 6,393,204
RingCentral, Inc. Class A * 3,154 110,422
ROBLOX Corp. Class A * 20,433 1,182,253
Salesforce, Inc. 31,135 10,409,365
SentinelOne, Inc. Class A * 986 21,889
ServiceNow, Inc. * 8,158 8,648,459
Smartsheet, Inc. Class A * 5,455 305,644
Snowflake, Inc. Class A * 12,619 1,948,500
Super Micro Computer, Inc. * 19,475 593,598
Synopsys, Inc. * 6,027 2,925,265
Teradata Corp. * 3,877 120,769
Teradyne, Inc. 5,645 710,818
Texas Instruments, Inc. 4,328 811,543
Twilio, Inc. Class A * 1,311 141,693
Tyler Technologies, Inc. * 1,461 842,471
UiPath, Inc. Class A * 14,553 184,969
Unity Software, Inc. * 4,892 109,923
Veeva Systems, Inc. Class A * 5,818 1,223,234
Workday, Inc. Class A * 8,442 2,178,289
Zebra Technologies Corp. Class A * 475 183,454
Zscaler, Inc. * 3,711 669,501
560,118,522
Utilities - 0.2%
spacing
Constellation Energy Corp. 1,990 445,183
NRG Energy, Inc. 3,353 302,508
Vistra Corp. 13,473 1,857,522
2,605,213
Total Common Stocks
    (Cost $757,788,743) 1,168,197,940
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Growth 43,657 17,531,778
a
Total Exchange-Traded Funds
    (Cost $16,955,705) 17,531,778
TOTAL INVESTMENTS - 99.3%
(Cost $774,744,448) 1,185,729,718
DERIVATIVES - (0.0%) (224,953)
OTHER ASSETS & LIABILITIES, NET - 0.7% 8,041,164
NET ASSETS - 100.0% $ 1,193,545,929
Technology 46 .9%
Communications 22 .2%
Consumer, Non-Cyclical 9 .7%
Consumer, Cyclical 9 .5%
Financial 6 .1%
Others (each less than 3.0%) 4 .9%
99 .3%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .7%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 03/25 18 $ 7,863,427 $ 7,641,540 ( $ 221,887 )
CME E-Mini Standard & Poor's 500 Index 03/25 1 299,854 296,788 (3,066)
Total Futures Contracts ( $ 224,953 )

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,168,197,940 $ 1,168,197,940 $ – $ –
Exchange-Traded Funds 17,531,778 17,531,778 – –
Total Assets 1,185,729,718 1,185,729,718 – –
Liabilities Derivatives:
Equity Contracts
Futures (224,953) (224,953) – –
Total Liabilities (224,953) (224,953) – –
Total $ 1,185,504,765 $ 1,185,504,765 $ – $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.7%
Basic Materials - 2.9%
spacing
Air Products & Chemicals, Inc. 9,348 $ 2,711,294
Albemarle Corp. 4,961 427,043
Alcoa Corp. 10,677 403,377
Ashland, Inc. 1,962 140,204
ATI, Inc. * 5,258 289,400
Axalta Coating Systems Ltd. * 9,114 311,881
Celanese Corp. 3,289 227,632
CF Industries Holdings, Inc. 7,306 623,348
Chemours Co. 6,394 108,059
Cleveland-Cliffs, Inc. * 15,228 143,143
Dow, Inc. 29,997 1,203,780
DuPont de Nemours, Inc. 17,428 1,328,885
Eastman Chemical Co. 4,982 454,956
Ecolab, Inc. 1,457 341,404
Element Solutions, Inc. 9,179 233,422
FMC Corp. 5,114 248,591
Freeport-McMoRan, Inc. 60,211 2,292,835
Huntsman Corp. 6,788 122,388
International Flavors & Fragrances, Inc. 10,897 921,341
International Paper Co. 14,763 794,545
Linde PLC 20,239 8,473,462
LyondellBasell Industries NV Class A  10,674 792,758
Mosaic Co. 13,006 319,687
MP Materials Corp. * 5,235 81,666
NewMarket Corp. 258 136,314
Newmont Corp. 47,995 1,786,374
Nucor Corp. 9,947 1,160,914
Olin Corp. 4,982 168,392
PPG Industries, Inc. 9,694 1,157,948
Reliance, Inc. 2,266 610,143
Royal Gold, Inc. 2,701 356,127
RPM International, Inc. 4,192 515,867
Sherwin-Williams Co. 919 312,396
Steel Dynamics, Inc. 6,066 691,949
U.S. Steel Corp. 9,446 321,070
Westlake Corp. 1,538 176,332
30,388,927
Communications - 6.0%
spacing
AT&T, Inc. 302,401 6,885,671
Booking Holdings, Inc. 85 422,316
CDW Corp. 2,846 495,318
Charter Communications, Inc. Class A * 3,913 1,341,259
Ciena Corp. * 5,990 508,012
Cisco Systems, Inc. 168,137 9,953,710
Comcast Corp. Class A  159,868 5,999,846
Corning, Inc. 32,004 1,520,830
DoorDash, Inc. Class A * 1,878 315,035
eBay, Inc. 20,156 1,248,664
Etsy, Inc. * 1,437 76,003
F5, Inc. * 2,489 625,909
FactSet Research Systems, Inc. 1,036 497,570
Fox Corp. Class A  9,141 444,070
Fox Corp. Class B  5,721 261,679
Frontier Communications Parent, Inc. * 10,416 361,435
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 23,166 634,285
IAC, Inc. * 3,135 135,244
Interpublic Group of Cos., Inc. 16,011 448,628
Iridium Communications, Inc. 4,145 120,288
Juniper Networks, Inc. 13,742 514,638
a Shares Value
Liberty Broadband Corp. Class A * 516 $ 38,370
Liberty Broadband Corp. Class C * 3,550 265,398
Liberty Global Ltd. Class A * (Belgium)  8,019 102,322
Liberty Global Ltd. Class C * (Belgium)  5,988 78,682
Liberty Media Corp.-Liberty Formula One
Class A * 694 58,324
Liberty Media Corp.-Liberty Formula One
Class C * 5,653 523,807
Lyft, Inc. Class A * 5,428 70,021
Maplebear, Inc. * 7,332 303,692
Match Group, Inc. * 10,832 354,315
Motorola Solutions, Inc. 3,612 1,669,575
New York Times Co. Class A  6,581 342,541
News Corp. Class A  15,978 440,034
News Corp. Class B  4,477 136,235
Nexstar Media Group, Inc. 720 113,738
Okta, Inc. * 3,761 296,367
Omnicom Group, Inc. 8,250 709,830
Paramount Global Class A  114 2,542
Paramount Global Class B  24,728 258,655
Robinhood Markets, Inc. Class A * 28,301 1,054,495
Roku, Inc. * 4,577 340,254
Sirius XM Holdings, Inc. 8,945 203,946
T-Mobile U.S., Inc. 20,166 4,451,241
TripAdvisor, Inc. * 4,923 72,713
Trump Media & Technology Group Corp. * 1,042 35,532
Ubiquiti, Inc. 97 32,197
VeriSign, Inc. * 3,206 663,514
Verizon Communications, Inc. 177,516 7,098,865
Walt Disney Co. 76,495 8,517,718
Warner Bros Discovery, Inc. * 103,447 1,093,435
Wayfair, Inc. Class A * 3,775 167,308
Zillow Group, Inc. Class A * 1,965 139,220
Zillow Group, Inc. Class C * 6,365 471,328
62,916,624
Consumer, Cyclical - 9.0%
spacing
Advance Auto Parts, Inc. 2,800 132,412
Alaska Air Group, Inc. * 5,303 343,369
Allison Transmission Holdings, Inc. 3,724 402,415
Amer Sports, Inc. * (Finland)  2,678 74,877
American Airlines Group, Inc. * 25,883 451,141
Aptiv PLC * (Jersey)  9,882 597,663
Aramark 11,158 416,305
AutoNation, Inc. * 1,060 180,030
AutoZone, Inc. * 62 198,524
Bath & Body Works, Inc. 9,588 371,727
Best Buy Co., Inc. 9,186 788,159
Birkenstock Holding PLC * (Germany)  1,808 102,441
BJ's Wholesale Club Holdings, Inc. * 5,621 502,236
BorgWarner, Inc. 9,099 289,257
Boyd Gaming Corp. 2,866 207,900
Brunswick Corp. 2,660 172,049
Caesars Entertainment, Inc. * 8,669 289,718
Capri Holdings Ltd. * 4,744 99,909
CarMax, Inc. * 5,849 478,214
Carnival Corp. * 42,528 1,059,798
Carter's, Inc. 1,269 68,767
Carvana Co. * 2,940 597,878
Casey's General Stores, Inc. 1,304 516,684
Columbia Sportswear Co. 1,234 103,570
Copart, Inc. * 2,329 133,661
Core & Main, Inc. Class A * 2,751 140,053
Crocs, Inc. * 2,056 225,194

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Cummins, Inc. 5,735 $ 1,999,221
Darden Restaurants, Inc. 2,307 430,694
Delta Air Lines, Inc. 26,933 1,629,446
Dick's Sporting Goods, Inc. 2,169 496,354
Dillard's, Inc. Class A  149 64,329
Dolby Laboratories, Inc. Class A  2,479 193,610
Dollar General Corp. 9,363 709,903
Dollar Tree, Inc. * 8,618 645,833
Domino's Pizza, Inc. 946 397,093
DR Horton, Inc. 12,287 1,717,968
Dutch Bros, Inc. Class A * 2,678 140,274
Fastenal Co. 3,830 275,415
Ferguson Enterprises, Inc. 7,872 1,366,343
Five Below, Inc. * 536 56,259
Floor & Decor Holdings, Inc. Class A * 2,931 292,221
Ford Motor Co. 164,180 1,625,382
Freshpet, Inc. * 1,414 209,428
GameStop Corp. Class A * 15,964 500,312
Gap, Inc. 8,931 211,040
General Motors Co. 46,053 2,453,243
Gentex Corp. 9,856 283,163
Genuine Parts Co. 5,927 692,036
Harley-Davidson, Inc. 5,273 158,875
Hasbro, Inc. 847 47,356
Hilton Worldwide Holdings, Inc. 4,912 1,214,050
Home Depot, Inc. 8,440 3,283,076
Hyatt Hotels Corp. Class A  1,394 218,830
Kohl's Corp. 5,646 79,270
Lear Corp. 2,391 226,428
Leggett & Platt, Inc. 5,931 56,938
Lennar Corp. Class A  9,903 1,350,472
Lennar Corp. Class B  497 65,679
Liberty Media Corp.-Liberty Live Class A * 986 65,628
Liberty Media Corp.-Liberty Live Class C * 1,876 127,681
Lithia Motors, Inc. 1,069 382,093
LKQ Corp. 11,173 410,608
Lowe's Cos., Inc. 24,119 5,952,569
Lucid Group, Inc. * 37,502 113,256
Macy's, Inc. 10,771 182,353
Madison Square Garden Sports Corp. * 768 173,322
Marriott International, Inc. Class A  9,661 2,694,839
Marriott Vacations Worldwide Corp. 1,365 122,577
Mattel, Inc. * 14,177 251,358
McDonald's Corp. 28,410 8,235,775
MGM Resorts International * 9,957 345,010
MSC Industrial Direct Co., Inc. Class A  2,001 149,455
Newell Brands, Inc. 17,532 174,619
NIKE, Inc. Class B  19,021 1,439,319
Nordstrom, Inc. 4,265 103,000
NVR, Inc. * 118 965,110
Ollie's Bargain Outlet Holdings, Inc. * 2,597 284,969
O'Reilly Automotive, Inc. * 192 227,674
PACCAR, Inc. 21,633 2,250,265
Penn Entertainment, Inc. * 6,827 135,311
Penske Automotive Group, Inc. 807 123,019
Planet Fitness, Inc. Class A * 1,517 149,986
Polaris, Inc. 2,029 116,911
PulteGroup, Inc. 8,521 927,937
PVH Corp. 2,412 255,069
QuantumScape Corp. * 15,218 78,981
Ralph Lauren Corp. 1,714 395,900
RH * 490 192,859
Rivian Automotive, Inc. Class A * 34,601 460,193
Ross Stores, Inc. 10,541 1,594,537
a Shares Value
Royal Caribbean Cruises Ltd. 6,467 $ 1,491,872
Scotts Miracle-Gro Co. 1,615 107,139
SharkNinja, Inc. * 2,227 216,821
SiteOne Landscape Supply, Inc. * 1,283 169,061
Skechers USA, Inc. Class A * 4,964 333,779
Southwest Airlines Co. 25,461 855,999
Starbucks Corp. 10,821 987,416
Tapestry, Inc. 9,758 637,490
Target Corp. 19,477 2,632,901
Thor Industries, Inc. 2,150 205,776
TJX Cos., Inc. 19,496 2,355,312
TKO Group Holdings, Inc. * 2,792 396,771
Toll Brothers, Inc. 4,116 518,410
Travel & Leisure Co. 2,703 136,366
Ulta Beauty, Inc. * 235 102,209
Under Armour, Inc. Class A * 9,235 76,466
Under Armour, Inc. Class C * 9,903 73,876
United Airlines Holdings, Inc. * 13,617 1,322,211
Vail Resorts, Inc. 294 55,110
VF Corp. 14,909 319,947
Walgreens Boots Alliance, Inc. 30,509 284,649
Walmart, Inc. 182,833 16,518,962
Watsco, Inc. 1,474 698,514
Wendy's Co. 4,236 69,047
WESCO International, Inc. 1,858 336,224
Whirlpool Corp. 2,254 258,038
Williams-Sonoma, Inc. 2,213 409,803
WW Grainger, Inc. 243 256,134
Wyndham Hotels & Resorts, Inc. 3,023 304,688
Wynn Resorts Ltd. 4,027 346,966
YETI Holdings, Inc. * 2,891 111,332
Yum! Brands, Inc. 7,397 992,381
94,698,345
Consumer, Non-Cyclical - 21.7%
spacing
10X Genomics, Inc. Class A * 1,764 25,331
Abbott Laboratories 72,862 8,241,421
AbbVie, Inc. 42,392 7,533,058
Acadia Healthcare Co., Inc. * 3,472 137,665
ADT, Inc. 13,225 91,385
Affirm Holdings, Inc. * 10,913 664,602
Agilent Technologies, Inc. 12,092 1,624,439
Albertsons Cos., Inc. Class A  17,467 343,052
Align Technology, Inc. * 1,364 284,408
Alnylam Pharmaceuticals, Inc. * 550 129,420
Altria Group, Inc. 71,434 3,735,284
Amedisys, Inc. * 1,491 135,368
Amgen, Inc. 4,933 1,285,737
API Group Corp. * 10,004 359,844
Archer-Daniels-Midland Co. 20,323 1,026,718
Automatic Data Processing, Inc. 1,198 350,691
Avantor, Inc. * 28,903 608,986
Avery Dennison Corp. 2,090 391,102
Avis Budget Group, Inc. * 296 23,861
Azenta, Inc. * 2,372 118,600
Baxter International, Inc. 21,701 632,801
Becton Dickinson & Co. 12,176 2,762,369
BellRing Brands, Inc. * 5,314 400,357
Bio-Rad Laboratories, Inc. Class A * 823 270,364
Bio-Techne Corp. 6,608 475,974
Biogen, Inc. * 6,209 949,480
BioMarin Pharmaceutical, Inc. * 8,046 528,864
Block, Inc. * 13,684 1,163,003
Boston Beer Co., Inc. Class A * 247 74,095

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Boston Scientific Corp. * 61,870 $ 5,526,228
Bright Horizons Family Solutions, Inc. * 1,983 219,816
Bristol-Myers Squibb Co. 85,440 4,832,486
Brown-Forman Corp. Class A  2,354 88,722
Brown-Forman Corp. Class B  7,601 288,686
Bruker Corp. 1,855 108,740
Bunge Global SA 6,002 466,716
Campbell's Co. 7,863 329,302
Cardinal Health, Inc. 4,183 494,723
Centene Corp. * 21,251 1,287,386
Certara, Inc. * 3,835 40,843
Charles River Laboratories International,
Inc. * 2,136 394,306
Chemed Corp. 584 309,403
Church & Dwight Co., Inc. 10,398 1,088,775
Cigna Group 10,465 2,889,805
Cintas Corp. 701 128,073
Clarivate PLC * 16,852 85,608
Coca-Cola Co. 69,828 4,347,491
Coca-Cola Consolidated, Inc. 257 323,817
Colgate-Palmolive Co. 15,251 1,386,468
Conagra Brands, Inc. 20,307 563,519
Constellation Brands, Inc. Class A  6,655 1,470,755
Cooper Cos., Inc. * 8,317 764,582
Corteva, Inc. 29,272 1,667,333
Coty, Inc. Class A * 18,379 127,918
CVS Health Corp. 53,042 2,381,055
Danaher Corp. 27,190 6,241,465
Darling Ingredients, Inc. * 6,756 227,610
Dentsply Sirona, Inc. 7,734 146,791
Dun & Bradstreet Holdings, Inc. 11,549 143,901
Edwards Lifesciences Corp. * 20,613 1,525,980
Elanco Animal Health, Inc. * 20,977 254,031
Elevance Health, Inc. 8,228 3,035,309
Encompass Health Corp. 4,217 389,440
Enovis Corp. * 2,526 110,841
Envista Holdings Corp. * 7,647 147,511
Equifax, Inc. 4,183 1,066,038
Estee Lauder Cos., Inc. Class A  6,279 470,799
Euronet Worldwide, Inc. * 1,771 182,130
Exact Sciences Corp. * 4,703 264,262
Exelixis, Inc. * 2,297 76,490
Flowers Foods, Inc. 8,654 178,792
Fortrea Holdings, Inc. * 3,148 58,710
FTI Consulting, Inc. * 1,547 295,678
GE HealthCare Technologies, Inc. 17,157 1,341,334
General Mills, Inc. 23,317 1,486,925
Gilead Sciences, Inc. 52,571 4,855,983
Global Payments, Inc. 10,848 1,215,627
Globus Medical, Inc. Class A * 4,583 379,060
GRAIL, Inc. * 970 17,315
Grand Canyon Education, Inc. * 867 142,015
Grocery Outlet Holding Corp. * 4,915 76,723
GXO Logistics, Inc. * 5,294 230,289
H&R Block, Inc. 4,760 251,518
HCA Healthcare, Inc. 5,886 1,766,683
Henry Schein, Inc. * 5,229 361,847
Hershey Co. 5,165 874,693
Hologic, Inc. * 9,745 702,517
Hormel Foods Corp. 11,937 374,464
Humana, Inc. 5,138 1,303,562
Illumina, Inc. * 6,789 907,214
Incyte Corp. * 6,377 440,459
Ingredion, Inc. 2,792 384,068
a Shares Value
Ionis Pharmaceuticals, Inc. * 374 $ 13,075
IQVIA Holdings, Inc. * 6,652 1,307,185
J.M. Smucker Co. 4,397 484,198
Jazz Pharmaceuticals PLC * 2,623 323,022
Johnson & Johnson 101,619 14,696,140
Kellanova 10,780 872,857
Kenvue, Inc. 80,181 1,711,864
Keurig Dr. Pepper, Inc. 46,792 1,502,959
Kimberly-Clark Corp. 8,443 1,106,371
Kraft Heinz Co. 37,881 1,163,326
Kroger Co. 27,759 1,697,463
Labcorp Holdings, Inc. 3,582 821,424
Lamb Weston Holdings, Inc. 4,163 278,213
ManpowerGroup, Inc. 1,855 107,071
MarketAxess Holdings, Inc. 1,519 343,355
Masimo Corp. * 801 132,405
McCormick & Co., Inc. 10,340 788,322
McKesson Corp. 3,090 1,761,022
Medtronic PLC 54,072 4,319,271
Moderna, Inc. * 13,774 572,723
Molina Healthcare, Inc. * 913 265,729
Molson Coors Beverage Co. Class B  7,295 418,149
Mondelez International, Inc. Class A  56,406 3,369,130
Monster Beverage Corp. * 5,972 313,888
Organon & Co. 9,928 148,126
PayPal Holdings, Inc. * 42,235 3,604,757
PepsiCo, Inc. 12,107 1,840,990
Performance Food Group Co. * 5,448 460,628
Perrigo Co. PLC 5,667 145,699
Pfizer, Inc. 238,829 6,336,133
Philip Morris International, Inc. 65,485 7,881,120
Pilgrim's Pride Corp. * 1,361 61,776
Post Holdings, Inc. * 2,105 240,938
Premier, Inc. Class A  3,949 83,719
Procter & Gamble Co. 77,233 12,948,112
Qiagen NV * 9,257 412,214
Quanta Services, Inc. 4,201 1,327,726
Quest Diagnostics, Inc. 4,730 713,568
QuidelOrtho Corp. * 2,610 116,276
RB Global, Inc. (Canada)  7,803 703,909
Regeneron Pharmaceuticals, Inc. * 4,032 2,872,115
Repligen Corp. * 2,034 292,774
ResMed, Inc. 4,505 1,030,248
Revvity, Inc. 5,243 585,171
Reynolds Consumer Products, Inc. 2,762 74,546
Robert Half, Inc. 4,311 303,753
Roivant Sciences Ltd. * 17,091 202,187
Royalty Pharma PLC Class A  16,677 425,430
S&P Global, Inc. 13,183 6,565,529
Seaboard Corp. 11 26,726
Service Corp. International 5,706 455,453
Solventum Corp. * 5,907 390,216
Sotera Health Co. * 6,071 83,051
Spectrum Brands Holdings, Inc. 1,042 88,039
STERIS PLC 4,048 832,107
Stryker Corp. 10,716 3,858,296
Sysco Corp. 7,640 584,154
Teleflex, Inc. 1,954 347,773
Tenet Healthcare Corp. * 4,053 511,610
Thermo Fisher Scientific, Inc. 16,087 8,368,940
TransUnion 7,798 722,953
Tyson Foods, Inc. Class A  11,987 688,533
U-Haul Holding Co. * 403 27,843
U-Haul Holding Co. 2,543 162,879

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
U.S. Foods Holding Corp. * 9,761 $ 658,477
United Rentals, Inc. 2,090 1,472,280
United Therapeutics Corp. * 1,861 656,635
UnitedHealth Group, Inc. 36,106 18,264,581
Universal Health Services, Inc. Class B  2,466 442,450
Vertex Pharmaceuticals, Inc. * 5,442 2,191,493
Vestis Corp. 5,385 82,067
Viatris, Inc. 50,576 629,671
Waters Corp. * 980 363,560
West Pharmaceutical Services, Inc. 1,168 382,590
WEX, Inc. * 1,477 258,948
WillScot Holdings Corp. * 5,414 181,098
Zimmer Biomet Holdings, Inc. 8,341 881,060
Zoetis, Inc. 3,412 555,917
229,824,915
Energy - 6.6%
spacing
Antero Midstream Corp. 8,991 135,674
Antero Resources Corp. * 12,360 433,218
APA Corp. 14,842 342,702
Baker Hughes Co. 41,776 1,713,652
Cheniere Energy, Inc. 4,600 988,402
Chevron Corp. 72,578 10,512,197
Chord Energy Corp. 2,493 291,482
Civitas Resources, Inc. 2,846 130,546
ConocoPhillips 54,511 5,405,856
Coterra Energy, Inc. 30,324 774,475
Devon Energy Corp. 25,834 845,547
Diamondback Energy, Inc. 8,038 1,316,866
DT Midstream, Inc. 4,138 411,441
EOG Resources, Inc. 23,955 2,936,404
EQT Corp. 23,558 1,086,259
Expand Energy Corp. 9,645 960,160
Exxon Mobil Corp. 189,055 20,336,646
First Solar, Inc. * 4,544 800,835
Halliburton Co. 37,572 1,021,583
Hess Corp. 4,203 559,041
HF Sinclair Corp. 6,209 217,625
Kinder Morgan, Inc. 81,406 2,230,524
Marathon Petroleum Corp. 14,090 1,965,555
Matador Resources Co. 4,628 260,371
New Fortress Energy, Inc. 1,639 24,782
NOV, Inc. 16,758 244,667
Occidental Petroleum Corp. 28,422 1,404,331
ONEOK, Inc. 24,551 2,464,920
Ovintiv, Inc. 11,221 454,450
Permian Resources Corp. 21,743 312,664
Phillips 66 17,383 1,980,445
Range Resources Corp. 10,102 363,470
Schlumberger NV 59,453 2,279,428
TechnipFMC PLC (United Kingdom)  17,218 498,289
Valero Energy Corp. 13,292 1,629,466
Viper Energy, Inc. 3,126 153,393
Williams Cos., Inc. 51,247 2,773,488
70,260,854
Financial - 25.0%
spacing
Affiliated Managers Group, Inc. 1,166 215,617
Aflac, Inc. 23,467 2,427,426
AGNC Investment Corp. REIT 33,072 304,593
Agree Realty Corp. REIT 4,144 291,945
Air Lease Corp. 4,304 207,496
Alexandria Real Estate Equities, Inc. REIT 7,382 720,114
Allstate Corp. 9,285 1,790,055
a Shares Value
Ally Financial, Inc. 9,797 $ 352,790
American Express Co. 14,773 4,384,479
American Financial Group, Inc. 2,975 407,367
American Homes 4 Rent Class A REIT 14,387 538,362
American International Group, Inc. 27,245 1,983,436
Americold Realty Trust, Inc. REIT 11,731 251,043
Ameriprise Financial, Inc. 366 194,869
Annaly Capital Management, Inc. REIT 23,597 431,825
Aon PLC Class A  8,268 2,969,535
Apollo Global Management, Inc. 5,605 925,722
Arch Capital Group Ltd. 15,025 1,387,559
Arthur J Gallagher & Co. 9,638 2,735,746
Assurant, Inc. 2,181 465,033
Assured Guaranty Ltd. 2,198 197,842
AvalonBay Communities, Inc. REIT 5,905 1,298,923
Axis Capital Holdings Ltd. 3,233 286,508
Bank of America Corp. 280,503 12,328,107
Bank of New York Mellon Corp. 31,085 2,388,261
Bank OZK 4,600 204,838
Berkshire Hathaway, Inc. Class B * 77,107 34,951,061
Blackrock, Inc. 6,219 6,375,159
BOK Financial Corp. 953 101,447
Brighthouse Financial, Inc. * 2,365 113,615
Brixmor Property Group, Inc. REIT 12,144 338,089
Brown & Brown, Inc. 5,700 581,514
BXP, Inc. REIT 6,692 497,617
Camden Property Trust REIT 4,409 511,620
Capital One Financial Corp. 15,945 2,843,312
Carlyle Group, Inc. 9,113 460,115
Cboe Global Markets, Inc. 4,496 878,518
CBRE Group, Inc. Class A * 12,803 1,680,906
Charles Schwab Corp. 56,529 4,183,711
Chubb Ltd. 17,042 4,708,705
Cincinnati Financial Corp. 6,524 937,499
Citigroup, Inc. 79,721 5,611,561
Citizens Financial Group, Inc. 18,536 811,135
CME Group, Inc. 15,141 3,516,194
CNA Financial Corp. 674 32,601
Coinbase Global, Inc. Class A * 1,346 334,212
Columbia Banking System, Inc. 8,595 232,151
Comerica, Inc. 5,665 350,380
Commerce Bancshares, Inc. 5,330 332,112
CoStar Group, Inc. * 17,298 1,238,364
Cousins Properties, Inc. REIT 6,996 214,357
Credit Acceptance Corp. * 64 30,045
Crown Castle, Inc. REIT 18,195 1,651,378
CubeSmart REIT 9,488 406,561
Cullen/Frost Bankers, Inc. 2,506 336,431
Digital Realty Trust, Inc. REIT 13,953 2,474,286
Discover Financial Services 10,474 1,814,411
East West Bancorp, Inc. 5,879 562,973
EastGroup Properties, Inc. REIT 2,136 342,807
EPR Properties REIT 3,457 153,076
Equinix, Inc. REIT 3,823 3,604,668
Equity LifeStyle Properties, Inc. REIT 7,852 522,943
Equity Residential REIT 16,097 1,155,121
Essex Property Trust, Inc. REIT 2,720 776,397
Evercore, Inc. Class A  1,529 423,824
Everest Group Ltd. 1,535 556,376
Extra Space Storage, Inc. REIT 8,708 1,302,717
Federal Realty Investment Trust REIT 3,512 393,168
Fidelity National Financial, Inc. 11,058 620,796
Fifth Third Bancorp 28,382 1,199,991
First American Financial Corp. 4,258 265,870

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
First Citizens BancShares, Inc. Class A  495 $ 1,045,945
First Hawaiian, Inc. 5,617 145,761
First Horizon Corp. 22,568 454,520
First Industrial Realty Trust, Inc. REIT 5,627 282,082
FNB Corp. 14,278 211,029
Franklin Resources, Inc. 12,143 246,381
Gaming & Leisure Properties, Inc. REIT 11,099 534,528
Globe Life, Inc. 3,679 410,282
Goldman Sachs Group, Inc. 9,449 5,410,686
Hanover Insurance Group, Inc. 1,563 241,734
Hartford Financial Services Group, Inc. 12,172 1,331,617
Healthcare Realty Trust, Inc. REIT 14,391 243,927
Healthpeak Properties, Inc. REIT 29,771 603,458
Highwoods Properties, Inc. REIT 4,676 142,992
Host Hotels & Resorts, Inc. REIT 29,700 520,344
Houlihan Lokey, Inc. 2,028 352,182
Howard Hughes Holdings, Inc. * 1,466 112,765
Huntington Bancshares, Inc. 61,529 1,001,077
Interactive Brokers Group, Inc. Class A  4,498 794,662
Intercontinental Exchange, Inc. 23,933 3,566,256
Invesco Ltd. 15,570 272,164
Invitation Homes, Inc. REIT 26,079 833,746
Iron Mountain, Inc. REIT 5,323 559,501
Janus Henderson Group PLC 5,492 233,575
Jefferies Financial Group, Inc. 5,226 409,718
Jones Lang LaSalle, Inc. * 1,320 334,145
JPMorgan Chase & Co. 118,350 28,369,679
Kemper Corp. 2,712 180,185
KeyCorp 39,439 675,984
Kilroy Realty Corp. REIT 4,880 197,396
Kimco Realty Corp. REIT 28,071 657,704
KKR & Co., Inc. 20,196 2,987,190
Lamar Advertising Co. Class A REIT 2,632 320,420
Lincoln National Corp. 7,517 238,364
Lineage, Inc. REIT 2,836 166,105
Loews Corp. 7,631 646,269
M&T Bank Corp. 6,920 1,301,029
Markel Group, Inc. * 399 688,766
Marsh & McLennan Cos., Inc. 17,923 3,807,024
Medical Properties Trust, Inc. REIT 28,477 112,484
MetLife, Inc. 24,689 2,021,535
MGIC Investment Corp. 11,455 271,598
Mid-America Apartment Communities, Inc.
REIT 4,948 764,812
Morgan Stanley 46,014 5,784,880
Nasdaq, Inc. 17,157 1,326,408
National Storage Affiliates Trust REIT 2,989 113,313
NNN REIT, Inc. 8,025 327,821
Northern Trust Corp. 8,192 839,680
Old Republic International Corp. 10,337 374,096
Omega Healthcare Investors, Inc. REIT 11,355 429,787
OneMain Holdings, Inc. 4,809 250,693
Park Hotels & Resorts, Inc. REIT 8,683 122,170
Pinnacle Financial Partners, Inc. 3,229 369,365
PNC Financial Services Group, Inc. 16,724 3,225,223
Popular, Inc. 2,726 256,408
Primerica, Inc. 1,418 384,874
Principal Financial Group, Inc. 9,382 726,261
Progressive Corp. 3,913 937,594
Prologis, Inc. REIT 38,922 4,114,055
Prosperity Bancshares, Inc. 3,758 283,165
Prudential Financial, Inc. 15,053 1,784,232
Public Storage REIT 5,614 1,681,056
Raymond James Financial, Inc. 7,743 1,202,720
a Shares Value
Rayonier, Inc. REIT 5,885 $ 153,599
Realty Income Corp. REIT 36,567 1,953,043
Regency Centers Corp. REIT 7,413 548,043
Regions Financial Corp. 39,153 920,879
Reinsurance Group of America, Inc. 2,799 597,950
RenaissanceRe Holdings Ltd. (Bermuda)  2,186 543,899
Rexford Industrial Realty, Inc. REIT 9,604 371,291
Rithm Capital Corp. REIT 23,126 250,455
RLI Corp. 1,612 265,706
Rocket Cos., Inc. Class A * 5,869 66,085
SBA Communications Corp. REIT 4,573 931,977
SEI Investments Co. 4,358 359,448
Simon Property Group, Inc. REIT 10,083 1,736,393
SLM Corp. 9,201 253,764
SoFi Technologies, Inc. * 36,968 569,307
STAG Industrial, Inc. REIT 7,710 260,752
Starwood Property Trust, Inc. REIT 12,571 238,220
State Street Corp. 12,328 1,209,993
Stifel Financial Corp. 4,230 448,718
Sun Communities, Inc. REIT 5,256 646,330
Synchrony Financial 16,337 1,061,905
Synovus Financial Corp. 6,122 313,630
T. Rowe Price Group, Inc. 9,348 1,057,165
TFS Financial Corp. 3,338 41,925
TPG, Inc. 2,621 164,704
Tradeweb Markets, Inc. Class A  2,867 375,348
Travelers Cos., Inc. 9,605 2,313,748
Truist Financial Corp. 56,177 2,436,958
U.S. Bancorp 65,669 3,140,948
UDR, Inc. REIT 13,989 607,263
Unum Group 7,512 548,601
UWM Holdings Corp. 1,427 8,377
Ventas, Inc. REIT 17,186 1,012,084
VICI Properties, Inc. REIT 44,431 1,297,830
Virtu Financial, Inc. Class A  3,621 129,197
Vornado Realty Trust REIT 7,736 325,221
Voya Financial, Inc. 4,229 291,082
W.R. Berkley Corp. 12,522 732,787
Webster Financial Corp. 6,951 383,834
Wells Fargo & Co. 140,349 9,858,114
Welltower, Inc. REIT 25,957 3,271,361
Western Alliance Bancorp 4,575 382,196
Western Union Co. 10,616 112,530
Weyerhaeuser Co. REIT 31,066 874,508
White Mountains Insurance Group Ltd. 111 215,902
Willis Towers Watson PLC 4,241 1,328,451
Wintrust Financial Corp. 2,765 344,823
WP Carey, Inc. REIT 9,233 503,014
XP, Inc. Class A (Brazil)  16,194 191,899
Zions Bancorp NA 6,313 342,480
264,348,444
Industrial - 13.9%
spacing
3M Co. 18,645 2,406,883
A.O. Smith Corp. 5,061 345,211
Acuity Brands, Inc. 1,257 367,207
Advanced Drainage Systems, Inc. 1,747 201,953
AECOM 5,497 587,190
AGCO Corp. 2,652 247,909
Allegion PLC 3,727 487,044
Amcor PLC 61,291 576,748
AMETEK, Inc. 9,669 1,742,934
Amphenol Corp. Class A  20,571 1,428,656
AptarGroup, Inc. 2,767 434,696

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Armstrong World Industries, Inc. 1,320 $ 186,556
Arrow Electronics, Inc. * 2,338 264,475
Avnet, Inc. 3,533 184,847
AZEK Co., Inc. * 2,068 98,168
Ball Corp. 12,427 685,101
Berry Global Group, Inc. 4,614 298,387
Boeing Co. * 24,913 4,409,601
Builders FirstSource, Inc. * 4,385 626,748
BWX Technologies, Inc. 3,092 344,418
Carlisle Cos., Inc. 1,618 596,783
Carrier Global Corp. 35,299 2,409,510
Caterpillar, Inc. 17,672 6,410,695
CH Robinson Worldwide, Inc. 4,899 506,165
Clean Harbors, Inc. * 2,170 499,404
CNH Industrial NV 36,098 408,990
Cognex Corp. 6,929 248,474
Coherent Corp. * 5,249 497,238
Crane Co. 2,020 306,535
CRH PLC 28,933 2,676,881
Crown Holdings, Inc. 4,982 411,962
CSX Corp. 81,177 2,619,582
Curtiss-Wright Corp. 1,625 576,664
Deere & Co. 10,622 4,500,541
Donaldson Co., Inc. 4,907 330,486
Dover Corp. 5,844 1,096,334
Eagle Materials, Inc. 400 98,704
Eaton Corp. PLC 16,623 5,516,675
EMCOR Group, Inc. 1,132 513,815
Emerson Electric Co. 24,066 2,982,499
Esab Corp. 2,409 288,935
Everus Construction Group, Inc. * 2,266 148,990
Expeditors International of Washington, Inc. 5,035 557,727
FedEx Corp. 9,534 2,682,200
Flowserve Corp. 5,595 321,824
Fortive Corp. 14,567 1,092,525
Fortune Brands Innovations, Inc. 5,153 352,104
Garmin Ltd. 6,448 1,329,964
Gates Industrial Corp. PLC * 9,665 198,809
GE Vernova, Inc. 11,475 3,774,472
Generac Holdings, Inc. * 1,272 197,224
General Dynamics Corp. 11,500 3,030,135
General Electric Co. 35,591 5,936,223
Graco, Inc. 7,127 600,735
Graphic Packaging Holding Co. 12,409 337,028
Hayward Holdings, Inc. * 6,274 95,929
Hexcel Corp. 3,435 215,375
Honeywell International, Inc. 23,195 5,239,519
Howmet Aerospace, Inc. 15,933 1,742,592
Hubbell, Inc. 2,282 955,907
Huntington Ingalls Industries, Inc. 1,607 303,675
IDEX Corp. 3,228 675,588
Illinois Tool Works, Inc. 7,705 1,953,680
Ingersoll Rand, Inc. 16,875 1,526,513
ITT, Inc. 3,511 501,652
Jabil, Inc. 4,322 621,936
Jacobs Solutions, Inc. 5,076 678,255
JB Hunt Transport Services, Inc. 3,315 565,738
Johnson Controls International PLC 28,053 2,214,223
Keysight Technologies, Inc. * 7,426 1,192,838
Kirby Corp. * 2,472 261,538
Knight-Swift Transportation Holdings, Inc. 6,324 335,425
L3Harris Technologies, Inc. 7,926 1,666,679
Landstar System, Inc. 1,516 260,540
Lincoln Electric Holdings, Inc. 1,696 317,949
a Shares Value
Littelfuse, Inc. 1,040 $ 245,076
Lockheed Martin Corp. 6,041 2,935,564
Louisiana-Pacific Corp. 940 97,337
Martin Marietta Materials, Inc. 2,407 1,243,216
Masco Corp. 8,964 650,517
MasTec, Inc. * 2,670 363,494
Mettler-Toledo International, Inc. * 899 1,100,088
Middleby Corp. * 2,269 307,336
Mohawk Industries, Inc. * 2,223 264,826
MSA Safety, Inc. 1,577 261,419
Nordson Corp. 2,418 505,942
Norfolk Southern Corp. 9,499 2,229,415
Northrop Grumman Corp. 5,810 2,726,575
nVent Electric PLC 7,039 479,778
Oshkosh Corp. 2,712 257,830
Otis Worldwide Corp. 16,807 1,556,496
Owens Corning 3,676 626,096
Packaging Corp. of America 3,778 850,541
Parker-Hannifin Corp. 5,388 3,426,930
Pentair PLC 7,035 708,002
RBC Bearings, Inc. * 1,211 362,259
Regal Rexnord Corp. 2,802 434,674
Republic Services, Inc. 8,594 1,728,941
Rockwell Automation, Inc. 4,435 1,267,479
RTX Corp. 56,013 6,481,824
Ryder System, Inc. 1,813 284,387
Saia, Inc. * 469 213,737
Schneider National, Inc. Class B  1,616 47,316
Sealed Air Corp. 3,652 123,547
Sensata Technologies Holding PLC 6,089 166,839
Silgan Holdings, Inc. 3,253 169,319
Simpson Manufacturing Co., Inc. 1,636 271,298
Smurfit WestRock PLC 22,030 1,186,536
Snap-on, Inc. 2,205 748,553
Sonoco Products Co. 4,436 216,699
Spirit AeroSystems Holdings, Inc. Class A * 3,839 130,833
Standardaero, Inc. * 1,978 48,975
Stanley Black & Decker, Inc. 6,549 525,819
TD SYNNEX Corp. 3,211 376,586
Teledyne Technologies, Inc. * 1,905 884,168
Tetra Tech, Inc. 8,616 343,261
Textron, Inc. 7,964 609,166
Timken Co. 2,921 208,472
TopBuild Corp. * 1,143 355,862
Toro Co. 4,285 343,228
Trane Technologies PLC 6,277 2,318,410
TransDigm Group, Inc. 1,826 2,314,053
Trimble, Inc. * 10,378 733,309
Union Pacific Corp. 13,389 3,053,228
United Parcel Service, Inc. Class B  30,706 3,872,027
Universal Display Corp. 915 133,773
Valmont Industries, Inc. 842 258,216
Veralto Corp. 5,789 589,610
Vontier Corp. 6,580 239,973
Vulcan Materials Co. 4,185 1,076,508
Westinghouse Air Brake Technologies Corp. 7,178 1,360,877
Woodward, Inc. 2,482 413,054
Xylem, Inc. 10,036 1,164,377
147,200,786
Technology - 8.1%
spacing
Accenture PLC Class A (Ireland)  26,432 9,298,513
Advanced Micro Devices, Inc. * 23,056 2,784,934
Akamai Technologies, Inc. * 6,090 582,508

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  5,654 $ 123,596
Amdocs Ltd. 4,755 404,841
Amentum Holdings, Inc. * 5,784 121,638
Amkor Technology, Inc. 4,209 108,129
Analog Devices, Inc. 20,872 4,434,465
ANSYS, Inc. * 3,625 1,222,821
Applied Materials, Inc. 2,873 467,236
Aspen Technology, Inc. * 1,117 278,837
Astera Labs, Inc. * 4,325 572,846
Bill Holdings, Inc. * 3,277 277,595
Broadridge Financial Solutions, Inc. 493 111,462
CACI International, Inc. Class A * 921 372,139
CCC Intelligent Solutions Holdings, Inc. * 20,387 239,140
Cirrus Logic, Inc. * 2,233 222,362
Cognizant Technology Solutions Corp.
Class A  20,822 1,601,212
Concentrix Corp. 2,290 99,088
Crane NXT Co. 1,934 112,597
Dayforce, Inc. * 5,738 416,808
Dell Technologies, Inc. Class C  9,755 1,124,166
DoubleVerify Holdings, Inc. * 3,054 58,667
Doximity, Inc. Class A * 4,736 252,855
Dropbox, Inc. Class A * 7,135 214,335
DXC Technology Co. * 7,995 159,740
Electronic Arts, Inc. 11,128 1,628,026
EPAM Systems, Inc. * 2,078 485,878
Fair Isaac Corp. * 160 318,549
Fidelity National Information Services, Inc. 22,997 1,857,468
Fiserv, Inc. * 16,268 3,341,773
Fortinet, Inc. * 4,829 456,244
Genpact Ltd. 7,485 321,481
GLOBALFOUNDRIES, Inc. * 4,104 176,103
Globant SA * 504 108,068
Guidewire Software, Inc. * 1,958 330,080
HashiCorp, Inc. Class A * 1,533 52,444
Hewlett Packard Enterprise Co. 55,299 1,180,634
HP, Inc. 30,637 999,685
Informatica, Inc. Class A * 3,087 80,046
Intel Corp. 179,506 3,599,095
International Business Machines Corp. 38,644 8,495,111
IPG Photonics Corp. * 1,080 78,538
Jack Henry & Associates, Inc. 3,091 541,852
KBR, Inc. 5,183 300,251
Kyndryl Holdings, Inc. * 9,687 335,170
Lattice Semiconductor Corp. * 882 49,965
Leidos Holdings, Inc. 5,534 797,228
Lumentum Holdings, Inc. * 2,844 238,754
MACOM Technology Solutions Holdings,
Inc. * 2,377 308,796
Marvell Technology, Inc. 33,201 3,667,050
Microchip Technology, Inc. 22,056 1,264,912
Micron Technology, Inc. 46,434 3,907,885
MicroStrategy, Inc. Class A * 6,495 1,881,082
MKS Instruments, Inc. 2,681 279,870
MSCI, Inc. 1,327 796,213
nCino, Inc. * 1,520 51,042
NetApp, Inc. 4,847 562,640
Nutanix, Inc. Class A * 7,307 447,042
ON Semiconductor Corp. * 17,817 1,123,362
Onto Innovation, Inc. * 1,550 258,339
Parsons Corp. * 1,858 171,400
Paychex, Inc. 8,786 1,231,973
Paycom Software, Inc. 765 156,802
Paycor HCM, Inc. * 3,117 57,883
a Shares Value
PTC, Inc. * 1,892 $ 347,882
Pure Storage, Inc. Class A * 1,795 110,267
Qorvo, Inc. * 3,871 270,699
QUALCOMM, Inc. 2,942 451,950
Roper Technologies, Inc. 4,491 2,334,646
Salesforce, Inc. 5,917 1,978,231
Science Applications International Corp. 2,097 234,403
SentinelOne, Inc. Class A * 9,490 210,678
Skyworks Solutions, Inc. 6,845 607,015
SS&C Technologies Holdings, Inc. 9,158 693,993
Take-Two Interactive Software, Inc. * 7,177 1,321,142
Teradyne, Inc. 659 82,981
Texas Instruments, Inc. 33,702 6,319,462
Twilio, Inc. Class A * 5,165 558,233
Tyler Technologies, Inc. * 253 145,890
UiPath, Inc. Class A * 1,658 21,073
Unity Software, Inc. * 7,154 160,750
Western Digital Corp. * 14,547 867,438
Wolfspeed, Inc. * 5,650 37,629
Zebra Technologies Corp. Class A * 1,713 661,595
Zoom Communications, Inc. Class A * 11,237 917,052
ZoomInfo Technologies, Inc. * 12,047 126,614
86,060,887
Utilities - 4.5%
spacing
AES Corp. 29,742 382,780
Alliant Energy Corp. 10,919 645,750
Ameren Corp. 11,339 1,010,758
American Electric Power Co., Inc. 22,134 2,041,419
American Water Works Co., Inc. 8,312 1,034,761
Atmos Energy Corp. 6,410 892,721
Brookfield Renewable Corp. (Canada)  5,895 163,056
CenterPoint Energy, Inc. 26,996 856,583
Clearway Energy, Inc. Class A  1,745 42,665
Clearway Energy, Inc. Class C  2,909 75,634
CMS Energy Corp. 12,684 845,389
Consolidated Edison, Inc. 14,412 1,285,983
Constellation Energy Corp. 11,151 2,494,590
Dominion Energy, Inc. 35,129 1,892,048
DTE Energy Co. 8,811 1,063,928
Duke Energy Corp. 32,499 3,501,442
Edison International 16,213 1,294,446
Entergy Corp. 17,746 1,345,502
Essential Utilities, Inc. 10,495 381,178
Evergy, Inc. 9,490 584,110
Eversource Energy 14,968 859,612
Exelon Corp. 41,778 1,572,524
FirstEnergy Corp. 24,537 976,082
IDACORP, Inc. 2,058 224,898
MDU Resources Group, Inc. 9,064 163,333
National Fuel Gas Co. 3,882 235,560
NextEra Energy, Inc. 86,616 6,209,501
NiSource, Inc. 19,112 702,557
NRG Energy, Inc. 5,229 471,760
OGE Energy Corp. 8,518 351,367
PG&E Corp. 89,504 1,806,191
Pinnacle West Capital Corp. 4,732 401,132
PPL Corp. 31,474 1,021,646
Public Service Enterprise Group, Inc. 20,883 1,764,405
Sempra 26,629 2,335,896
Southern Co. 46,126 3,797,092
UGI Corp. 8,714 245,996
WEC Energy Group, Inc. 13,480 1,267,659

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Xcel Energy, Inc. 24,204 $ 1,634,254
47,876,208
Total Common Stocks
    (Cost $858,171,749) 1,033,575,990
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Value 83,820 15,517,597
a
Total Exchange-Traded Funds
    (Cost $15,609,433) 15,517,597
TOTAL INVESTMENTS - 99.1%
(Cost $873,781,182) 1,049,093,587
DERIVATIVES - (0.0%) (352,680)
OTHER ASSETS & LIABILITIES, NET - 0.9% 9,425,946
NET ASSETS - 100.0% $ 1,058,166,853
Financial 25 .0%
Consumer, Non-Cyclical 21 .7%
Industrial 13 .9%
Consumer, Cyclical 9 .0%
Technology 8 .1%
Energy 6 .6%
Communications 6 .0%
Utilities 4 .5%
Others (each less than 3.0%) 4 .3%
99 .1%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .9%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/25 12 $ 3,660,247 $ 3,561,450 ( $ 98,797 )
CME E-Mini Standard & Poor's MidCap 400 Index 03/25 18 5,917,943 5,664,060 (253,883)
Total Futures Contracts ( $ 352,680 )
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,033,575,990 $ 1,033,575,990 $ – $ –
Exchange-Traded Funds 15,517,597 15,517,597 – –
Total Assets 1,049,093,587 1,049,093,587 – –
Liabilities Derivatives:
Equity Contracts
Futures (352,680) (352,680) – –
Total Liabilities (352,680) (352,680) – –
Total $ 1,048,740,907 $ 1,048,740,907 $ – $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 2.9%
spacing
Albemarle Corp. 2,865 $ 246,619
Alcoa Corp. 6,118 231,138
Ashland, Inc. 1,219 87,110
ATI, Inc. * 3,013 165,836
Axalta Coating Systems Ltd. * 5,378 184,035
Celanese Corp. 2,664 184,375
CF Industries Holdings, Inc. 4,254 362,951
Chemours Co. 3,640 61,516
Cleveland-Cliffs, Inc. * 11,766 110,600
Dow, Inc. 17,190 689,835
DuPont de Nemours, Inc. 10,214 778,818
Eastman Chemical Co. 2,856 260,810
Element Solutions, Inc. 5,465 138,975
FMC Corp. 3,041 147,823
Huntsman Corp. 3,990 71,940
International Flavors & Fragrances, Inc. 6,245 528,015
International Paper Co. 8,460 455,317
LyondellBasell Industries NV Class A  6,358 472,209
Mosaic Co. 7,812 192,019
MP Materials Corp. * 3,512 54,787
NewMarket Corp. 164 86,649
Nucor Corp. 5,854 683,220
Olin Corp. 2,864 96,803
PPG Industries, Inc. 5,708 681,821
Reliance, Inc. 1,319 355,154
Royal Gold, Inc. 1,604 211,487
RPM International, Inc. 3,104 381,978
Steel Dynamics, Inc. 3,553 405,291
U.S. Steel Corp. 5,441 184,940
Westlake Corp. 819 93,898
8,605,969
Communications - 5.1%
spacing
CDW Corp. 3,281 571,025
Charter Communications, Inc. Class A * 2,292 785,629
Ciena Corp. * 3,515 298,107
Corning, Inc. 18,720 889,574
Coupang, Inc. * (South Korea)  28,287 621,748
eBay, Inc. 11,735 726,983
Etsy, Inc. * 2,840 150,208
Expedia Group, Inc. * 3,037 565,884
F5, Inc. * 1,426 358,596
FactSet Research Systems, Inc. 929 446,180
Fox Corp. Class A  5,421 263,352
Fox Corp. Class B  3,229 147,694
Frontier Communications Parent, Inc. * 5,995 208,027
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 13,276 363,497
GoDaddy, Inc. Class A * 3,453 681,519
IAC, Inc. * 1,816 78,342
Interpublic Group of Cos., Inc. 9,200 257,784
Iridium Communications, Inc. 2,852 82,765
Juniper Networks, Inc. 7,953 297,840
Liberty Broadband Corp. Class A * 409 30,413
Liberty Broadband Corp. Class C * 2,695 201,478
Liberty Global Ltd. Class A * (Belgium)  4,038 51,525
Liberty Global Ltd. Class C * (Belgium)  3,912 51,404
Liberty Media Corp.-Liberty Formula One
Class A * 552 46,390
Liberty Media Corp.-Liberty Formula One
Class C * 5,141 476,365
a Shares Value
Lyft, Inc. Class A * 8,815 $ 113,714
Maplebear, Inc. * 4,202 174,047
Match Group, Inc. * 6,277 205,321
New York Times Co. Class A  3,926 204,348
News Corp. Class A  9,293 255,929
News Corp. Class B  2,768 84,230
Nexstar Media Group, Inc. 761 120,215
Okta, Inc. * 4,002 315,358
Omnicom Group, Inc. 4,728 406,797
Paramount Global Class A  404 9,009
Paramount Global Class B  14,450 151,147
Pinterest, Inc. Class A * 14,686 425,894
Robinhood Markets, Inc. Class A * 16,471 613,710
Roku, Inc. * 3,086 229,413
Sirius XM Holdings, Inc. 5,274 120,247
Trade Desk, Inc. Class A * 10,945 1,286,366
TripAdvisor, Inc. * 2,635 38,919
Trump Media & Technology Group Corp. * 1,825 62,233
Ubiquiti, Inc. 104 34,521
VeriSign, Inc. * 2,065 427,372
Warner Bros Discovery, Inc. * 59,282 626,611
Wayfair, Inc. Class A * 2,290 101,493
Zillow Group, Inc. Class A * 1,133 80,273
Zillow Group, Inc. Class C * 3,873 286,796
15,026,292
Consumer, Cyclical - 12.8%
spacing
Advance Auto Parts, Inc. 1,453 68,712
Alaska Air Group, Inc. * 3,064 198,394
Allison Transmission Holdings, Inc. 2,134 230,600
Amer Sports, Inc. * (Finland)  1,681 47,001
American Airlines Group, Inc. * 15,984 278,601
Aptiv PLC * (Jersey)  5,754 348,002
Aramark 6,394 238,560
AutoNation, Inc. * 621 105,471
Bath & Body Works, Inc. 5,494 213,002
Best Buy Co., Inc. 5,264 451,651
Birkenstock Holding PLC * (Germany)  959 54,337
BJ's Wholesale Club Holdings, Inc. * 3,221 287,796
BorgWarner, Inc. 5,538 176,053
Boyd Gaming Corp. 1,553 112,655
Brunswick Corp. 1,648 106,593
Burlington Stores, Inc. * 1,548 441,273
Caesars Entertainment, Inc. * 5,252 175,522
Capri Holdings Ltd. * 2,799 58,947
CarMax, Inc. * 3,839 313,877
Carnival Corp. * 25,157 626,912
Carter's, Inc. 867 46,983
Carvana Co. * 2,642 537,277
Casey's General Stores, Inc. 904 358,192
Cava Group, Inc. * 1,842 207,778
Choice Hotels International, Inc. 681 96,688
Churchill Downs, Inc. 1,701 227,152
Columbia Sportswear Co. 812 68,151
Core & Main, Inc. Class A * 4,685 238,513
Crocs, Inc. * 1,452 159,038
Cummins, Inc. 3,362 1,171,993
Darden Restaurants, Inc. 2,907 542,708
Deckers Outdoor Corp. * 3,704 752,245
Delta Air Lines, Inc. 15,880 960,740
Dick's Sporting Goods, Inc. 1,367 312,824
Dillard's, Inc. Class A  75 32,380
Dolby Laboratories, Inc. Class A  1,427 111,449
Dollar General Corp. 5,366 406,850

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Dollar Tree, Inc. * 4,939 $ 370,129
Domino's Pizza, Inc. 849 356,376
DR Horton, Inc. 7,153 1,000,132
DraftKings, Inc. Class A * 11,057 411,320
Dutch Bros, Inc. Class A * 2,668 139,750
Fastenal Co. 14,096 1,013,643
Ferguson Enterprises, Inc. 4,941 857,609
Five Below, Inc. * 1,327 139,282
Floor & Decor Holdings, Inc. Class A * 2,563 255,531
Freshpet, Inc. * 1,137 168,401
GameStop Corp. Class A * 9,619 301,459
Gap, Inc. 4,901 115,811
Gentex Corp. 5,648 162,267
Genuine Parts Co. 3,396 396,517
Harley-Davidson, Inc. 2,955 89,034
Hasbro, Inc. 3,396 189,870
Hilton Worldwide Holdings, Inc. 5,872 1,451,324
Hyatt Hotels Corp. Class A  1,005 157,765
Kohl's Corp. 3,115 43,735
Las Vegas Sands Corp. 8,642 443,853
Lear Corp. 1,378 130,497
Leggett & Platt, Inc. 3,882 37,267
Lennar Corp. Class A  5,814 792,855
Lennar Corp. Class B  269 35,548
Liberty Media Corp.-Liberty Live Class A * 481 32,015
Liberty Media Corp.-Liberty Live Class C * 1,138 77,452
Light & Wonder, Inc. * 2,204 190,382
Lithia Motors, Inc. 662 236,619
Live Nation Entertainment, Inc. * 3,856 499,352
LKQ Corp. 6,412 235,641
Lucid Group, Inc. * 25,326 76,485
Macy's, Inc. 6,687 113,211
Madison Square Garden Sports Corp. * 454 102,459
Marriott Vacations Worldwide Corp. 850 76,330
Mattel, Inc. * 8,263 146,503
MGM Resorts International * 5,706 197,713
MSC Industrial Direct Co., Inc. Class A  1,120 83,653
Murphy USA, Inc. 453 227,293
Newell Brands, Inc. 10,129 100,885
Nordstrom, Inc. 2,691 64,988
Norwegian Cruise Line Holdings Ltd. * 10,799 277,858
NVR, Inc. * 72 588,881
Ollie's Bargain Outlet Holdings, Inc. * 1,489 163,388
Penn Entertainment, Inc. * 3,679 72,918
Penske Automotive Group, Inc. 451 68,750
Planet Fitness, Inc. Class A * 2,125 210,099
Polaris, Inc. 1,258 72,486
Pool Corp. 910 310,255
PulteGroup, Inc. 5,040 548,856
PVH Corp. 1,354 143,185
QuantumScape Corp. * 8,448 43,845
Ralph Lauren Corp. 982 226,822
RH * 364 143,267
Rivian Automotive, Inc. Class A * 20,703 275,350
Ross Stores, Inc. 7,975 1,206,378
Royal Caribbean Cruises Ltd. 5,827 1,344,231
Scotts Miracle-Gro Co. 1,037 68,795
SharkNinja, Inc. * 1,616 157,334
SiteOne Landscape Supply, Inc. * 1,089 143,498
Skechers USA, Inc. Class A * 3,218 216,378
Southwest Airlines Co. 14,590 490,516
Tapestry, Inc. 5,732 374,472
Tempur Sealy International, Inc. 4,097 232,259
Texas Roadhouse, Inc. 1,628 293,740
a Shares Value
Thor Industries, Inc. 1,242 $ 118,872
TKO Group Holdings, Inc. * 1,927 273,846
Toll Brothers, Inc. 2,496 314,371
Tractor Supply Co. 13,170 698,800
Travel & Leisure Co. 1,637 82,587
Ulta Beauty, Inc. * 1,169 508,433
Under Armour, Inc. Class A * 4,867 40,299
Under Armour, Inc. Class C * 4,966 37,046
United Airlines Holdings, Inc. * 7,995 776,314
Vail Resorts, Inc. 927 173,766
VF Corp. 8,544 183,354
Walgreens Boots Alliance, Inc. 17,484 163,126
Watsco, Inc. 844 399,963
Wendy's Co. 4,212 68,656
WESCO International, Inc. 1,065 192,722
Whirlpool Corp. 1,292 147,908
Williams-Sonoma, Inc. 3,062 567,021
Wingstop, Inc. 716 203,487
WW Grainger, Inc. 1,071 1,128,888
Wyndham Hotels & Resorts, Inc. 1,877 189,183
Wynn Resorts Ltd. 2,495 214,969
YETI Holdings, Inc. * 2,080 80,101
Yum! Brands, Inc. 6,882 923,289
37,446,438
Consumer, Non-Cyclical - 17.3%
spacing
10X Genomics, Inc. Class A * 2,885 41,429
Acadia Healthcare Co., Inc. * 2,222 88,102
ADT, Inc. 8,234 56,897
Affirm Holdings, Inc. * 6,354 386,959
Agilent Technologies, Inc. 7,040 945,754
Albertsons Cos., Inc. Class A  10,204 200,407
Align Technology, Inc. * 1,830 381,573
Alnylam Pharmaceuticals, Inc. * 3,158 743,109
Amedisys, Inc. * 783 71,089
Apellis Pharmaceuticals, Inc. * 2,550 81,371
API Group Corp. * 5,553 199,741
Archer-Daniels-Midland Co. 11,646 588,356
Avantor, Inc. * 16,563 348,982
Avery Dennison Corp. 1,957 366,213
Avis Budget Group, Inc. * 442 35,630
Azenta, Inc. * 1,294 64,700
Baxter International, Inc. 12,436 362,634
BellRing Brands, Inc. * 3,182 239,732
Bio-Rad Laboratories, Inc. Class A * 471 154,728
Bio-Techne Corp. 3,793 273,210
Biogen, Inc. * 3,558 544,089
BioMarin Pharmaceutical, Inc. * 4,611 303,081
Block, Inc. * 13,662 1,161,133
Booz Allen Hamilton Holding Corp. 3,127 402,445
Boston Beer Co., Inc. Class A * 217 65,096
Bright Horizons Family Solutions, Inc. * 1,407 155,966
Brown-Forman Corp. Class A  1,193 44,964
Brown-Forman Corp. Class B  4,207 159,782
Bruker Corp. 2,666 156,281
Bunge Global SA 3,439 267,417
Campbell's Co. 4,689 196,375
Cardinal Health, Inc. 5,949 703,588
Celsius Holdings, Inc. * 4,300 113,262
Cencora, Inc. 4,057 911,527
Centene Corp. * 12,373 749,556
Certara, Inc. * 2,937 31,279
Charles River Laboratories International,
Inc. * 1,247 230,196

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Chemed Corp. 362 $ 191,788
Church & Dwight Co., Inc. 5,958 623,862
Clarivate PLC * 10,441 53,040
Clorox Co. 3,032 492,427
Coca-Cola Consolidated, Inc. 147 185,219
Conagra Brands, Inc. 11,637 322,927
Cooper Cos., Inc. * 4,766 438,138
Corpay, Inc. * 1,668 564,485
Corteva, Inc. 17,238 981,876
Coty, Inc. Class A * 9,313 64,819
Darling Ingredients, Inc. * 3,871 130,414
DaVita, Inc. * 1,156 172,880
Dentsply Sirona, Inc. 4,934 93,647
Dexcom, Inc. * 9,565 743,870
Dun & Bradstreet Holdings, Inc. 7,385 92,017
Elanco Animal Health, Inc. * 12,021 145,574
elf Beauty, Inc. * 1,313 164,847
Encompass Health Corp. 2,417 223,210
Enovis Corp. * 1,328 58,273
Envista Holdings Corp. * 4,196 80,941
Equifax, Inc. 3,000 764,550
Euronet Worldwide, Inc. * 1,055 108,496
Exact Sciences Corp. * 4,455 250,326
Exelixis, Inc. * 6,990 232,767
Flowers Foods, Inc. 4,576 94,540
Fortrea Holdings, Inc. * 2,544 47,446
FTI Consulting, Inc. * 859 164,181
GE HealthCare Technologies, Inc. 11,218 877,023
General Mills, Inc. 13,638 869,695
Global Payments, Inc. 6,295 705,418
Globus Medical, Inc. Class A * 2,734 226,129
GRAIL, Inc. * 810 14,459
Grand Canyon Education, Inc. * 714 116,953
Grocery Outlet Holding Corp. * 2,336 36,465
GXO Logistics, Inc. * 2,866 124,671
H&R Block, Inc. 3,389 179,075
Henry Schein, Inc. * 3,119 215,835
Hershey Co. 3,557 602,378
Hologic, Inc. * 5,585 402,623
Hormel Foods Corp. 7,080 222,100
Humana, Inc. 2,945 747,176
IDEXX Laboratories, Inc. * 1,991 823,159
Illumina, Inc. * 3,890 519,821
Incyte Corp. * 3,883 268,199
Ingredion, Inc. 1,600 220,096
Inspire Medical Systems, Inc. * 715 132,547
Insulet Corp. * 1,706 445,385
Intra-Cellular Therapies, Inc. * 2,513 209,886
Ionis Pharmaceuticals, Inc. * 3,821 133,582
IQVIA Holdings, Inc. * 4,402 865,037
J.M. Smucker Co. 2,520 277,502
Jazz Pharmaceuticals PLC * 1,503 185,094
Kellanova 6,403 518,451
Kenvue, Inc. 46,773 998,604
Kroger Co. 16,351 999,864
Labcorp Holdings, Inc. 2,053 470,794
Lamb Weston Holdings, Inc. 3,514 234,841
ManpowerGroup, Inc. 1,151 66,436
MarketAxess Holdings, Inc. 902 203,888
Masimo Corp. * 1,098 181,499
McCormick & Co., Inc. 6,152 469,028
Medpace Holdings, Inc. * 620 205,983
Molina Healthcare, Inc. * 1,386 403,395
Molson Coors Beverage Co. Class B  4,274 244,986
a Shares Value
Morningstar, Inc. 652 $ 219,568
Natera, Inc. * 2,818 446,089
Neurocrine Biosciences, Inc. * 2,435 332,378
Organon & Co. 6,282 93,727
Paylocity Holding Corp. * 1,070 213,433
Penumbra, Inc. * 900 213,732
Performance Food Group Co. * 3,732 315,541
Perrigo Co. PLC 3,309 85,074
Pilgrim's Pride Corp. * 979 44,437
Post Holdings, Inc. * 1,206 138,039
Premier, Inc. Class A  2,543 53,912
Qiagen NV * 5,456 242,956
Quanta Services, Inc. 3,575 1,129,879
Quest Diagnostics, Inc. 2,711 408,981
QuidelOrtho Corp. * 1,548 68,963
RB Global, Inc. (Canada)  4,471 403,329
Repligen Corp. * 1,360 195,758
ResMed, Inc. 3,551 812,078
Revvity, Inc. 3,004 335,276
Reynolds Consumer Products, Inc. 1,453 39,216
Robert Half, Inc. 2,470 174,036
Roivant Sciences Ltd. * 10,388 122,890
Rollins, Inc. 6,824 316,292
Royalty Pharma PLC Class A  9,557 243,799
Sarepta Therapeutics, Inc. * 2,212 268,957
Seaboard Corp. 8 19,437
Service Corp. International 3,483 278,013
Shift4 Payments, Inc. Class A * 1,496 155,255
Solventum Corp. * 3,385 223,613
Sotera Health Co. * 4,000 54,720
Spectrum Brands Holdings, Inc. 723 61,086
STERIS PLC 2,407 494,783
Sysco Corp. 12,049 921,267
Teleflex, Inc. 1,150 204,677
Tenet Healthcare Corp. * 2,322 293,106
Toast, Inc. Class A * 11,105 404,777
TransUnion 4,739 439,353
Tyson Foods, Inc. Class A  6,869 394,555
U-Haul Holding Co. * 213 14,716
U-Haul Holding Co. 2,449 156,858
U.S. Foods Holding Corp. * 5,594 377,371
Ultragenyx Pharmaceutical, Inc. * 2,201 92,596
United Rentals, Inc. 1,605 1,130,626
United Therapeutics Corp. * 1,066 376,127
Universal Health Services, Inc. Class B  1,413 253,520
Valvoline, Inc. * 3,154 114,112
Verisk Analytics, Inc. 3,479 958,221
Vestis Corp. 3,158 48,128
Viatris, Inc. 28,984 360,851
Viking Therapeutics, Inc. * 2,568 103,336
Waters Corp. * 1,439 533,840
West Pharmaceutical Services, Inc. 1,773 580,764
WEX, Inc. * 1,000 175,320
WillScot Holdings Corp. * 4,510 150,860
Zimmer Biomet Holdings, Inc. 4,856 512,939
50,534,457
Energy - 5.4%
spacing
Antero Midstream Corp. 8,277 124,900
Antero Resources Corp. * 7,083 248,259
APA Corp. 8,836 204,023
Baker Hughes Co. 24,378 999,986
Cheniere Energy, Inc. 5,476 1,176,628
Chord Energy Corp. 1,509 176,432

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Civitas Resources, Inc. 2,440 $ 111,923
Coterra Energy, Inc. 18,118 462,734
Devon Energy Corp. 15,369 503,027
Diamondback Energy, Inc. 4,607 754,765
DT Midstream, Inc. 2,371 235,749
Enphase Energy, Inc. * 3,218 221,012
EQT Corp. 14,393 663,661
Expand Energy Corp. 5,655 562,955
First Solar, Inc. * 2,604 458,929
Halliburton Co. 21,531 585,428
Hess Corp. 6,823 907,527
HF Sinclair Corp. 3,856 135,153
Kinder Morgan, Inc. 47,686 1,306,597
Matador Resources Co. 2,870 161,466
New Fortress Energy, Inc. 2,109 31,888
NOV, Inc. 9,615 140,379
ONEOK, Inc. 14,340 1,439,736
Ovintiv, Inc. 6,430 260,415
Permian Resources Corp. 15,980 229,792
Range Resources Corp. 5,789 208,288
Targa Resources Corp. 5,303 946,586
TechnipFMC PLC (United Kingdom)  10,473 303,089
Texas Pacific Land Corp. 459 507,636
Viper Energy, Inc. 2,474 121,399
Weatherford International PLC 1,762 126,212
Williams Cos., Inc. 29,893 1,617,809
15,934,383
Financial - 21.1%
spacing
Affiliated Managers Group, Inc. 717 132,588
Aflac, Inc. 13,716 1,418,783
AGNC Investment Corp. REIT 19,939 183,638
Agree Realty Corp. REIT 2,619 184,509
Air Lease Corp. 2,546 122,743
Alexandria Real Estate Equities, Inc. REIT 4,230 412,636
Allstate Corp. 6,463 1,246,002
Ally Financial, Inc. 6,703 241,375
American Financial Group, Inc. 1,753 240,038
American Homes 4 Rent Class A REIT 8,245 308,528
Americold Realty Trust, Inc. REIT 6,938 148,473
Ameriprise Financial, Inc. 2,383 1,268,781
Annaly Capital Management, Inc. REIT 13,739 251,424
Arch Capital Group Ltd. 8,811 813,696
ARES Management Corp. Class A  4,536 803,008
Arthur J Gallagher & Co. 6,037 1,713,602
Assurant, Inc. 1,271 271,003
Assured Guaranty Ltd. 1,269 114,223
AvalonBay Communities, Inc. REIT 3,504 770,775
Axis Capital Holdings Ltd. 1,896 168,024
Bank of New York Mellon Corp. 18,051 1,386,858
Bank OZK 2,595 115,555
Blue Owl Capital, Inc. 12,683 295,007
BOK Financial Corp. 615 65,467
Brighthouse Financial, Inc. * 1,471 70,667
Brixmor Property Group, Inc. REIT 7,317 203,705
Brown & Brown, Inc. 5,833 595,083
BXP, Inc. REIT 3,835 285,171
Camden Property Trust REIT 2,527 293,233
Carlyle Group, Inc. 5,346 269,920
Cboe Global Markets, Inc. 2,577 503,546
CBRE Group, Inc. Class A * 7,471 980,868
Cincinnati Financial Corp. 3,739 537,294
Citizens Financial Group, Inc. 11,028 482,585
CNA Financial Corp. 656 31,731
a Shares Value
Coinbase Global, Inc. Class A * 4,967 $ 1,233,306
Columbia Banking System, Inc. 5,091 137,508
Comerica, Inc. 3,237 200,208
Commerce Bancshares, Inc. 3,055 190,357
CoStar Group, Inc. * 9,913 709,672
Cousins Properties, Inc. REIT 3,991 122,284
Credit Acceptance Corp. * 152 71,358
Crown Castle, Inc. REIT 10,618 963,690
CubeSmart REIT 5,463 234,090
Cullen/Frost Bankers, Inc. 1,436 192,783
Digital Realty Trust, Inc. REIT 8,124 1,440,629
Discover Financial Services 6,159 1,066,924
East West Bancorp, Inc. 3,369 322,615
EastGroup Properties, Inc. REIT 1,235 198,205
EPR Properties REIT 1,824 80,767
Equitable Holdings, Inc. 7,747 365,426
Equity LifeStyle Properties, Inc. REIT 4,633 308,558
Equity Residential REIT 9,225 661,986
Essex Property Trust, Inc. REIT 1,559 445,001
Evercore, Inc. Class A  876 242,818
Everest Group Ltd. 1,051 380,945
Extra Space Storage, Inc. REIT 5,166 772,834
Federal Realty Investment Trust REIT 2,091 234,087
Fidelity National Financial, Inc. 6,337 355,759
Fifth Third Bancorp 16,678 705,146
First American Financial Corp. 2,440 152,354
First Citizens BancShares, Inc. Class A  293 619,115
First Hawaiian, Inc. 3,110 80,704
First Horizon Corp. 13,329 268,446
First Industrial Realty Trust, Inc. REIT 3,225 161,669
FNB Corp. 8,685 128,364
Franklin Resources, Inc. 6,959 141,198
Gaming & Leisure Properties, Inc. REIT 6,360 306,298
Globe Life, Inc. 2,168 241,775
Hanover Insurance Group, Inc. 871 134,709
Hartford Financial Services Group, Inc. 7,146 781,772
Healthcare Realty Trust, Inc. REIT 8,656 146,719
Healthpeak Properties, Inc. REIT 17,061 345,826
Highwoods Properties, Inc. REIT 2,546 77,857
Host Hotels & Resorts, Inc. REIT 17,020 298,190
Houlihan Lokey, Inc. 1,280 222,285
Howard Hughes Holdings, Inc. * 756 58,152
Huntington Bancshares, Inc. 35,260 573,680
Interactive Brokers Group, Inc. Class A  2,578 455,455
Invesco Ltd. 8,923 155,974
Invitation Homes, Inc. REIT 14,945 477,792
Iron Mountain, Inc. REIT 7,111 747,437
Janus Henderson Group PLC 3,156 134,225
Jefferies Financial Group, Inc. 4,262 334,141
Jones Lang LaSalle, Inc. * 1,154 292,124
Kemper Corp. 1,479 98,265
KeyCorp 22,601 387,381
Kilroy Realty Corp. REIT 2,854 115,444
Kimco Realty Corp. REIT 16,086 376,895
Kinsale Capital Group, Inc. 538 250,240
Lamar Advertising Co. Class A REIT 2,126 258,819
Lazard, Inc. 2,673 137,606
Lincoln National Corp. 4,154 131,723
Lineage, Inc. REIT 1,505 88,148
Loews Corp. 4,373 370,349
LPL Financial Holdings, Inc. 1,818 593,595
M&T Bank Corp. 4,059 763,133
Markel Group, Inc. * 314 542,036
Medical Properties Trust, Inc. REIT 14,494 57,251

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
MGIC Investment Corp. 6,281 $ 148,922
Mid-America Apartment Communities, Inc.
REIT 2,836 438,361
Nasdaq, Inc. 10,173 786,475
National Storage Affiliates Trust REIT 1,678 63,613
NNN REIT, Inc. 4,640 189,544
Northern Trust Corp. 4,868 498,970
NU Holdings Ltd. Class A * (Brazil)  77,720 805,179
Old Republic International Corp. 5,793 209,649
Omega Healthcare Investors, Inc. REIT 6,611 250,226
OneMain Holdings, Inc. 2,756 143,670
Park Hotels & Resorts, Inc. REIT 5,071 71,349
Pinnacle Financial Partners, Inc. 1,851 211,736
Popular, Inc. 1,742 163,852
Primerica, Inc. 844 229,078
Principal Financial Group, Inc. 5,611 434,347
Prosperity Bancshares, Inc. 2,191 165,092
Prudential Financial, Inc. 8,780 1,040,693
Raymond James Financial, Inc. 4,508 700,228
Rayonier, Inc. REIT 3,607 94,143
Realty Income Corp. REIT 21,452 1,145,751
Regency Centers Corp. REIT 4,489 331,872
Regions Financial Corp. 22,437 527,718
Reinsurance Group of America, Inc. 1,604 342,662
RenaissanceRe Holdings Ltd. (Bermuda)  1,253 311,759
Rexford Industrial Realty, Inc. REIT 5,490 212,243
Rithm Capital Corp. REIT 12,519 135,581
RLI Corp. 1,011 166,643
Rocket Cos., Inc. Class A * 3,357 37,800
Ryan Specialty Holdings, Inc. 2,498 160,272
SBA Communications Corp. REIT 2,621 534,160
Seaport Entertainment Group, Inc. * 325 9,084
SEI Investments Co. 2,440 201,251
Simon Property Group, Inc. REIT 7,952 1,369,414
SLM Corp. 5,273 145,429
SoFi Technologies, Inc. * 25,916 399,106
STAG Industrial, Inc. REIT 4,418 149,417
Starwood Property Trust, Inc. REIT 7,640 144,778
State Street Corp. 7,178 704,521
Stifel Financial Corp. 2,424 257,138
Sun Communities, Inc. REIT 3,012 370,386
Synchrony Financial 9,639 626,535
Synovus Financial Corp. 3,508 179,715
T. Rowe Price Group, Inc. 5,357 605,823
TFS Financial Corp. 1,778 22,332
TPG, Inc. 2,052 128,948
Tradeweb Markets, Inc. Class A  2,835 371,158
UDR, Inc. REIT 8,016 347,975
Unum Group 4,511 329,438
UWM Holdings Corp. 2,776 16,295
Ventas, Inc. REIT 10,260 604,211
VICI Properties, Inc. REIT 25,462 743,745
Virtu Financial, Inc. Class A  1,943 69,326
Vornado Realty Trust REIT 4,279 179,889
Voya Financial, Inc. 2,474 170,285
W.R. Berkley Corp. 7,176 419,939
Webster Financial Corp. 4,168 230,157
Western Alliance Bancorp 2,622 219,042
Western Union Co. 8,875 94,075
Weyerhaeuser Co. REIT 17,803 501,154
White Mountains Insurance Group Ltd. 61 118,649
Willis Towers Watson PLC 2,467 772,763
Wintrust Financial Corp. 1,584 197,541
WP Carey, Inc. REIT 5,291 288,254
a Shares Value
XP, Inc. Class A (Brazil)  9,963 $ 118,062
Zions Bancorp NA 3,532 191,611
61,923,675
Industrial - 13.6%
spacing
A.O. Smith Corp. 2,935 200,196
AAON, Inc. 1,668 196,290
Acuity Brands, Inc. 752 219,682
Advanced Drainage Systems, Inc. 1,712 197,907
AECOM 3,314 354,002
AGCO Corp. 1,520 142,090
Allegion PLC 2,136 279,132
Amcor PLC 35,124 330,517
AMETEK, Inc. 5,687 1,025,139
AptarGroup, Inc. 1,612 253,245
Armstrong World Industries, Inc. 1,061 149,951
Arrow Electronics, Inc. * 1,296 146,604
Avnet, Inc. 2,192 114,685
Axon Enterprise, Inc. * 1,769 1,051,352
AZEK Co., Inc. * 3,505 166,382
Ball Corp. 7,235 398,866
Berry Global Group, Inc. 2,797 180,882
Builders FirstSource, Inc. * 2,809 401,490
BWX Technologies, Inc. 2,226 247,954
Carlisle Cos., Inc. 1,124 414,576
CH Robinson Worldwide, Inc. 2,836 293,016
Clean Harbors, Inc. * 1,243 286,064
CNH Industrial NV 21,318 241,533
Cognex Corp. 4,197 150,504
Coherent Corp. * 3,056 289,495
Comfort Systems USA, Inc. 858 363,844
Crane Co. 1,194 181,190
Crown Holdings, Inc. 2,855 236,080
Curtiss-Wright Corp. 931 330,384
Donaldson Co., Inc. 2,932 197,470
Dover Corp. 3,349 628,272
Eagle Materials, Inc. 812 200,369
EMCOR Group, Inc. 1,115 506,099
Esab Corp. 1,381 165,637
Everus Construction Group, Inc. * 1,240 81,530
Expeditors International of Washington, Inc. 3,447 381,824
Flowserve Corp. 3,206 184,409
Fortive Corp. 8,594 644,550
Fortune Brands Innovations, Inc. 3,007 205,468
Garmin Ltd. 3,782 780,075
Gates Industrial Corp. PLC * 5,169 106,326
Generac Holdings, Inc. * 1,438 222,962
Graco, Inc. 4,084 344,240
Graphic Packaging Holding Co. 7,252 196,964
Hayward Holdings, Inc. * 3,481 53,225
HEICO Corp. 1,076 255,808
HEICO Corp. Class A  1,983 368,997
Hexcel Corp. 1,987 124,585
Howmet Aerospace, Inc. 9,977 1,091,185
Hubbell, Inc. 1,308 547,908
Huntington Ingalls Industries, Inc. 964 182,167
IDEX Corp. 1,850 387,187
Ingersoll Rand, Inc. 9,949 899,987
Ingram Micro Holding Corp. * 435 8,435
ITT, Inc. 2,012 287,475
Jabil, Inc. 2,698 388,242
Jacobs Solutions, Inc. 3,044 406,739
JB Hunt Transport Services, Inc. 2,002 341,661
Keysight Technologies, Inc. * 4,256 683,641

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Kirby Corp. * 1,416 $ 149,813
Knight-Swift Transportation Holdings, Inc. 3,821 202,666
L3Harris Technologies, Inc. 4,625 972,545
Landstar System, Inc. 869 149,346
Lennox International, Inc. 783 477,082
Lincoln Electric Holdings, Inc. 1,348 252,710
Littelfuse, Inc. 596 140,447
Loar Holdings, Inc. * 738 54,546
Louisiana-Pacific Corp. 1,573 162,884
Martin Marietta Materials, Inc. 1,514 781,981
Masco Corp. 5,374 389,991
MasTec, Inc. * 1,530 208,294
Mettler-Toledo International, Inc. * 515 630,195
Middleby Corp. * 1,300 176,085
Mohawk Industries, Inc. * 1,281 152,606
MSA Safety, Inc. 904 149,856
Nordson Corp. 1,386 290,007
nVent Electric PLC 4,034 274,957
Old Dominion Freight Line, Inc. 4,742 836,489
Oshkosh Corp. 1,593 151,447
Otis Worldwide Corp. 9,772 904,985
Owens Corning 2,107 358,864
Packaging Corp. of America 2,165 487,406
Pentair PLC 4,032 405,780
RBC Bearings, Inc. * 694 207,603
Regal Rexnord Corp. 1,621 251,466
Rockwell Automation, Inc. 2,799 799,926
Ryder System, Inc. 1,039 162,978
Saia, Inc. * 647 294,857
Schneider National, Inc. Class B  1,374 40,231
Sealed Air Corp. 3,552 120,164
Sensata Technologies Holding PLC 3,649 99,983
Silgan Holdings, Inc. 2,024 105,349
Simpson Manufacturing Co., Inc. 1,035 171,634
Smurfit WestRock PLC 12,624 679,929
Snap-on, Inc. 1,263 428,763
Sonoco Products Co. 2,391 116,800
Spirit AeroSystems Holdings, Inc. Class A * 2,831 96,481
Standardaero, Inc. * 1,695 41,968
Stanley Black & Decker, Inc. 3,753 301,328
TD SYNNEX Corp. 1,840 215,795
Teledyne Technologies, Inc. * 1,131 524,931
Tetra Tech, Inc. 6,507 259,239
Textron, Inc. 4,564 349,100
Timken Co. 1,578 112,622
TopBuild Corp. * 738 229,769
Toro Co. 2,550 204,255
Trex Co., Inc. * 2,646 182,653
Trimble, Inc. * 5,947 420,215
Universal Display Corp. 1,139 166,522
Valmont Industries, Inc. 486 149,042
Veralto Corp. 6,032 614,359
Vertiv Holdings Co. Class A  8,818 1,001,813
Vontier Corp. 3,771 137,528
Vulcan Materials Co. 3,232 831,367
Westinghouse Air Brake Technologies Corp. 4,179 792,297
Woodward, Inc. 1,468 244,305
XPO, Inc. * 2,791 366,040
Xylem, Inc. 5,902 684,750
39,883,533
Technology - 14.4%
spacing
Akamai Technologies, Inc. * 3,677 351,705
Allegro MicroSystems, Inc. * (Japan)  2,999 65,558
a Shares Value
Amdocs Ltd. 2,797 $ 238,137
Amentum Holdings, Inc. * 3,044 64,015
Amkor Technology, Inc. 2,753 70,725
ANSYS, Inc. * 2,131 718,850
Appfolio, Inc. Class A * 553 136,436
AppLovin Corp. Class A * 6,433 2,083,198
Aspen Technology, Inc. * 657 164,007
Astera Labs, Inc. * 2,650 350,993
Bentley Systems, Inc. Class B  3,422 159,807
Bill Holdings, Inc. * 2,501 211,860
Broadridge Financial Solutions, Inc. 2,860 646,617
CACI International, Inc. Class A * 539 217,788
CCC Intelligent Solutions Holdings, Inc. * 11,041 129,511
Cirrus Logic, Inc. * 1,313 130,749
Cloudflare, Inc. Class A * 7,324 788,648
Cognizant Technology Solutions Corp.
Class A  12,157 934,873
Concentrix Corp. 1,131 48,938
Confluent, Inc. Class A * 6,046 169,046
Crane NXT Co. 1,197 69,689
Datadog, Inc. Class A * 7,358 1,051,385
Dayforce, Inc. * 3,678 267,170
DocuSign, Inc. * 4,961 446,192
DoubleVerify Holdings, Inc. * 3,539 67,984
Doximity, Inc. Class A * 2,995 159,903
Dropbox, Inc. Class A * 5,883 176,725
Duolingo, Inc. * 922 298,940
DXC Technology Co. * 4,367 87,253
Dynatrace, Inc. * 7,201 391,374
Elastic NV * 2,134 211,437
Electronic Arts, Inc. 6,473 947,000
Entegris, Inc. 3,677 364,244
EPAM Systems, Inc. * 1,357 317,294
Fair Isaac Corp. * 584 1,162,703
Fidelity National Information Services, Inc. 13,389 1,081,430
Five9, Inc. * 1,789 72,705
Gartner, Inc. * 1,841 891,909
Genpact Ltd. 4,289 184,213
Gitlab, Inc. Class A * 3,044 171,529
GLOBALFOUNDRIES, Inc. * 2,401 103,027
Globant SA * 1,027 220,209
Guidewire Software, Inc. * 1,999 336,991
HashiCorp, Inc. Class A * 3,445 117,853
Hewlett Packard Enterprise Co. 31,690 676,582
HP, Inc. 23,615 770,557
HubSpot, Inc. * 1,206 840,305
Informatica, Inc. Class A * 2,002 51,912
IPG Photonics Corp. * 744 54,104
Jack Henry & Associates, Inc. 1,771 310,456
KBR, Inc. 3,250 188,273
Kyndryl Holdings, Inc. * 5,551 192,065
Lattice Semiconductor Corp. * 3,325 188,361
Leidos Holdings, Inc. 3,292 474,246
Lumentum Holdings, Inc. * 1,630 136,839
MACOM Technology Solutions Holdings,
Inc. * 1,362 176,937
Manhattan Associates, Inc. * 1,496 404,279
Microchip Technology, Inc. 13,105 751,572
MicroStrategy, Inc. Class A * 4,036 1,168,906
MKS Instruments, Inc. 1,632 170,365
MongoDB, Inc. * 1,759 409,513
Monolithic Power Systems, Inc. 1,147 678,680
MSCI, Inc. 1,862 1,117,219
nCino, Inc. * 2,015 67,664

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
NetApp, Inc. 5,032 $ 584,115
Nutanix, Inc. Class A * 6,134 375,278
ON Semiconductor Corp. * 10,485 661,079
Onto Innovation, Inc. * 1,196 199,337
Palantir Technologies, Inc. Class A * 49,326 3,730,525
Parsons Corp. * 1,117 103,043
Paychex, Inc. 7,919 1,110,402
Paycom Software, Inc. 1,243 254,778
Paycor HCM, Inc. * 1,835 34,076
Pegasystems, Inc. 1,089 101,495
Playtika Holding Corp. 2,205 15,303
Procore Technologies, Inc. * 2,684 201,112
PTC, Inc. * 2,891 531,568
Pure Storage, Inc. Class A * 7,496 460,479
Qorvo, Inc. * 2,311 161,608
RingCentral, Inc. Class A * 2,006 70,230
ROBLOX Corp. Class A * 12,875 744,948
Science Applications International Corp. 1,248 139,501
SentinelOne, Inc. Class A * 6,711 148,984
Skyworks Solutions, Inc. 3,922 347,803
Smartsheet, Inc. Class A * 3,425 191,903
SS&C Technologies Holdings, Inc. 5,248 397,693
Super Micro Computer, Inc. * 12,101 368,839
Take-Two Interactive Software, Inc. * 4,211 775,161
Teradata Corp. * 2,369 73,794
Teradyne, Inc. 3,814 480,259
Twilio, Inc. Class A * 3,750 405,300
Tyler Technologies, Inc. * 1,035 596,822
UiPath, Inc. Class A * 10,842 137,802
Unity Software, Inc. * 7,263 163,200
Veeva Systems, Inc. Class A * 3,602 757,321
Western Digital Corp. * 8,469 505,006
Wolfspeed, Inc. * 3,039 20,240
Zebra Technologies Corp. Class A * 1,249 482,389
Zoom Communications, Inc. Class A * 6,440 525,568
ZoomInfo Technologies, Inc. * 7,620 80,086
Zscaler, Inc. * 2,284 412,056
42,058,558
Utilities - 5.5%
spacing
AES Corp. 17,317 222,870
Alliant Energy Corp. 6,257 370,039
Ameren Corp. 6,498 579,232
American Water Works Co., Inc. 4,764 593,070
Atmos Energy Corp. 3,795 528,530
Brookfield Renewable Corp. (Canada)  3,299 91,250
CenterPoint Energy, Inc. 15,820 501,969
Clearway Energy, Inc. Class A  1,129 27,604
Clearway Energy, Inc. Class C  2,001 52,026
CMS Energy Corp. 7,268 484,412
Consolidated Edison, Inc. 8,459 754,797
DTE Energy Co. 5,049 609,667
Edison International 9,291 741,793
Entergy Corp. 10,412 789,438
Essential Utilities, Inc. 6,149 223,332
Evergy, Inc. 5,438 334,709
Eversource Energy 8,773 503,833
Exelon Corp. 24,438 919,846
FirstEnergy Corp. 14,061 559,347
IDACORP, Inc. 1,317 143,922
MDU Resources Group, Inc. 4,959 89,361
National Fuel Gas Co. 2,224 134,952
NiSource, Inc. 11,449 420,865
NRG Energy, Inc. 5,070 457,415
a Shares Value
OGE Energy Corp. 4,881 $ 201,341
PG&E Corp. 52,665 1,062,780
Pinnacle West Capital Corp. 2,772 234,982
PPL Corp. 18,037 585,481
Public Service Enterprise Group, Inc. 12,285 1,037,960
UGI Corp. 5,124 144,650
Vistra Corp. 8,318 1,146,803
WEC Energy Group, Inc. 7,725 726,459
Xcel Energy, Inc. 14,092 951,492
16,226,227
Total Common Stocks
    (Cost $250,027,554) 287,639,532
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell Mid-Cap 30,201 2,669,768
a
Total Exchange-Traded Funds
    (Cost $2,835,437) 2,669,768
TOTAL INVESTMENTS - 99.0%
(Cost $252,862,991) 290,309,300
DERIVATIVES - (0.0%) (104,884)
OTHER ASSETS & LIABILITIES, NET - 1.0% 2,912,679
NET ASSETS - 100.0% $ 293,117,095
Financial 21 .1%
Consumer, Non-Cyclical 17 .3%
Technology 14 .4%
Industrial 13 .6%
Consumer, Cyclical 12 .8%
Utilities 5 .5%
Energy 5 .4%
Communications 5 .1%
Others (each less than 3.0%) 3 .8%
99 .0%
Derivatives (0.0%)
Other Assets & Liabilities, Net 1 .0%
100 .0%

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(b) As of December 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/25 2 $ 606,331 $ 593,575 ( $ 12,756 )
CME E-Mini Standard & Poor's MidCap 400 Index 03/25 7 2,294,818 2,202,690 (92,128)
Total Futures Contracts ( $ 104,884 )
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 287,639,532 $ 287,639,532 $ – $ –
Exchange-Traded Funds 2,669,768 2,669,768 – –
Total Assets 290,309,300 290,309,300 – –
Liabilities Derivatives:
Equity Contracts
Futures (104,884) (104,884) – –
Total Liabilities (104,884) (104,884) – –
Total $ 290,204,416 $ 290,204,416 $ – $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 869 $ 730
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 758 356
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,305
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 40 –
2,391
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $1,164) 2,425
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 32 103
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 32 102
205
Total Warrants
    (Cost $0) 205
COMMON STOCKS - 97.9%
Basic Materials - 3.0%
spacing
Balchem Corp. 2,118 345,223
Cabot Corp. 3,530 322,324
Carpenter Technology Corp. 3,106 527,119
Centrus Energy Corp. Class A * 659 43,896
Century Aluminum Co. * 3,486 63,515
Codexis, Inc. * 545 2,600
Constellium SE * 8,290 85,138
Contango ORE, Inc. * 344 3,447
Critical Metals Corp. * (Austria)  643 4,366
Dakota Gold Corp. * 3,347 7,363
Encore Energy Corp. * (Canada)  8,719 29,732
Hawkins, Inc. 1,252 153,583
HB Fuller Co. 1,017 68,627
Ingevity Corp. * 2,401 97,841
Innospec, Inc. 1,374 151,222
Ivanhoe Electric, Inc. * 5,528 41,736
Kaiser Aluminum Corp. 989 69,497
Lightwave Logic, Inc. * 7,747 16,269
MAC Copper Ltd. Class A * (Australia)  1,074 11,406
Northern Technologies International Corp. 420 5,666
Oil-Dri Corp. of America 71 6,222
Orion SA (Germany)  3,806 60,097
Perpetua Resources Corp. * 2,562 27,337
Piedmont Lithium, Inc. * 241 2,106
Quaker Chemical Corp. 905 127,388
Sensient Technologies Corp. 2,641 188,198
Stepan Co. 156 10,093
Sylvamo Corp. 508 40,142
U.S. Lime & Minerals, Inc. 676 89,732
a Shares Value
Ur-Energy, Inc. * 21,798 $ 25,068
Uranium Energy Corp. * 25,917 173,385
2,800,338
Communications - 4.5%
spacing
1-800-Flowers.com, Inc. Class A * 301 2,459
A10 Networks, Inc. 4,666 85,854
Anterix, Inc. * 555 17,022
Applied Digital Corp. * 8,649 66,078
AudioEye, Inc. * 388 5,901
Backblaze, Inc. Class A * 2,544 15,315
Boston Omaha Corp. Class A * 81 1,149
Bumble, Inc. Class A * 459 3,736
Calix, Inc. * 2,870 100,077
Cardlytics, Inc. * 2,243 8,322
Cargurus, Inc. * 5,674 207,328
Clear Channel Outdoor Holdings, Inc. * 4,000 5,480
Cogent Communications Holdings, Inc. 2,871 221,268
Couchbase, Inc. * 2,578 40,191
Credo Technology Group Holding Ltd. * 9,144 614,568
Despegar.com Corp. * (Argentina)  530 10,202
DigitalBridge Group, Inc. 2,819 31,798
Entravision Communications Corp. Class A  590 1,387
ePlus, Inc. * 1,164 85,996
Eventbrite, Inc. Class A * 3,752 12,607
EverQuote, Inc. Class A * 1,652 33,023
Extreme Networks, Inc. * 4,620 77,339
Figs, Inc. Class A * 391 2,420
fuboTV, Inc. * 1,783 2,247
Gambling.com Group Ltd. * (Malta)  1,032 14,531
Getty Images Holdings, Inc. * 6,313 13,636
Globalstar, Inc. * 40,759 84,371
Gogo, Inc. * 1,589 12,855
Grindr, Inc. * (Singapore)  1,614 28,794
Groupon, Inc. * 866 10,522
Harmonic, Inc. * 7,282 96,341
HealthStream, Inc. 520 16,536
Hims & Hers Health, Inc. * 12,386 299,493
IDT Corp. Class B  718 34,119
Infinera Corp. * 13,370 87,841
Innovid Corp. * (Israel)  816 2,521
InterDigital, Inc. 1,655 320,607
LifeMD, Inc. * 1,674 8,286
Liquidity Services, Inc. * 1,420 45,852
LiveOne, Inc. * 5,131 7,543
Magnite, Inc. * 7,215 114,863
MediaAlpha, Inc. Class A * 1,881 21,236
Nerdy, Inc. * 5,254 8,511
Ooma, Inc. * 192 2,700
Open Lending Corp. * 7,386 44,094
Opendoor Technologies, Inc. * 1,786 2,858
OptimizeRx Corp. * 1,269 6,167
Preformed Line Products Co. 8 1,022
Q2 Holdings, Inc. * 3,860 388,509
QuinStreet, Inc. * 3,486 80,422
RealReal, Inc. * 4,460 48,748
Revolve Group, Inc. * 2,526 84,596
Shutterstock, Inc. 1,225 37,179
Sinclair, Inc. 2,154 34,766
Sprinklr, Inc. Class A * 7,589 64,127
Stagwell, Inc. * 887 5,836
TechTarget, Inc. * 1,684 33,377
Thryv Holdings, Inc. * 2,377 35,180
Townsquare Media, Inc. Class A  684 6,218

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Tucows, Inc. Class A * 577 $ 9,890
Upwork, Inc. * 8,208 134,201
Vivid Seats, Inc. Class A * 4,740 21,946
Yelp, Inc. * 4,189 162,114
4,084,175
Consumer, Cyclical - 10.1%
spacing
Abercrombie & Fitch Co. Class A * 3,285 491,009
Academy Sports & Outdoors, Inc. 1,163 66,907
Accel Entertainment, Inc. * 3,268 34,902
Acushnet Holdings Corp. 1,843 131,000
American Eagle Outfitters, Inc. 9,203 153,414
Arhaus, Inc. 2,993 28,134
Arko Corp. 417 2,748
Atlanta Braves Holdings, Inc. Class A * 675 27,540
Atlanta Braves Holdings, Inc. Class C * 3,219 123,159
Aurora Innovation, Inc. * 33,874 213,406
Beacon Roofing Supply, Inc. * 3,779 383,871
BJ's Restaurants, Inc. * 676 23,751
Blink Charging Co. * 2,212 3,075
Bloomin' Brands, Inc. 2,822 34,457
Blue Bird Corp. * 2,109 81,471
Boot Barn Holdings, Inc. * 1,930 293,013
Brinker International, Inc. * 2,602 344,219
Buckle, Inc. 2,041 103,703
Build-A-Bear Workshop, Inc. 834 38,397
Caleres, Inc. 685 15,865
Camping World Holdings, Inc. Class A  3,733 78,692
Cavco Industries, Inc. * 536 239,179
Century Communities, Inc. 212 15,552
Champion Homes, Inc. * 1,649 145,277
Cheesecake Factory, Inc. 3,195 151,571
Cinemark Holdings, Inc. * 5,679 175,935
CompX International, Inc. 84 2,197
Cracker Barrel Old Country Store, Inc. 344 18,184
Daktronics, Inc. * 395 6,660
Dave & Buster's Entertainment, Inc. * 2,133 62,262
Denny's Corp. * 2,111 12,772
Dine Brands Global, Inc. 223 6,712
Dorman Products, Inc. * 1,690 218,939
Douglas Dynamics, Inc. 1,271 30,034
Dream Finders Homes, Inc. Class A * 1,823 42,421
Empire Resorts, Inc. (Escrow) * ± Ω 94 –
Everi Holdings, Inc. * 3,036 41,016
EVgo, Inc. * 1,526 6,180
EVI Industries, Inc. 200 3,270
First Watch Restaurant Group, Inc. * 1,858 34,577
FirstCash Holdings, Inc. 2,536 262,730
Forestar Group, Inc. * 117 3,033
Frontier Group Holdings, Inc. * 2,841 20,200
Genesco, Inc. * 186 7,951
Gentherm, Inc. * 1,999 79,810
Global Business Travel Group I * 6,828 63,364
Global Industrial Co. 911 22,584
GMS, Inc. * 2,314 196,297
Green Brick Partners, Inc. * 542 30,618
H&E Equipment Services, Inc. 1,910 93,514
Hanesbrands, Inc. * 22,953 186,837
Hilton Grand Vacations, Inc. * 4,658 181,429
HNI Corp. 1,488 74,951
Holley, Inc. * 1,111 3,355
Hovnanian Enterprises, Inc. Class A * 14 1,873
Hudson Technologies, Inc. * 386 2,154
IMAX Corp. * 2,824 72,294
a Shares Value
indie Semiconductor, Inc. Class A * (China)  3,668 $ 14,855
Installed Building Products, Inc. 1,565 274,266
Interface, Inc. 297 7,232
International Game Technology PLC 1,004 17,731
J Jill, Inc. 302 8,341
Jack in the Box, Inc. 1,245 51,842
KB Home 644 42,324
Kontoor Brands, Inc. 3,600 307,476
Kura Sushi USA, Inc. Class A * 392 35,507
Landsea Homes Corp. * 39 331
LCI Industries 1,621 167,595
Leslie's, Inc. * 6,719 14,983
LGI Homes, Inc. * 92 8,225
Lindblad Expeditions Holdings, Inc. * 1,567 18,585
Livewire Group, Inc. * (Cayman)  1,323 6,364
Lovesac Co. * 464 10,978
Luminar Technologies, Inc. * 1,429 7,688
Madison Square Garden Entertainment
Corp. * 290 10,324
Marine Products Corp. 533 4,888
Miller Industries, Inc. 44 2,876
Monarch Casino & Resort, Inc. 821 64,777
National Vision Holdings, Inc. * 260 2,709
ONE Group Hospitality, Inc. * 1,210 3,509
OneSpaWorld Holdings Ltd. (Bahamas)  6,651 132,355
Oxford Industries, Inc. 689 54,279
Papa John's International, Inc. 1,582 64,973
Patrick Industries, Inc. 2,104 174,800
Peloton Interactive, Inc. Class A * 21,363 185,858
Portillo's, Inc. Class A * 2,822 26,527
Potbelly Corp. * 1,692 15,939
PriceSmart, Inc. 1,036 95,488
RCI Hospitality Holdings, Inc. 266 15,287
Red Rock Resorts, Inc. Class A  1,494 69,083
REV Group, Inc. 2,654 84,583
Rocky Brands, Inc. 233 5,312
Rush Street Interactive, Inc. * 4,834 66,322
Sabre Corp. * 5,112 18,659
Savers Value Village, Inc. * 1,407 14,422
Shake Shack, Inc. Class A * 2,487 322,813
Shyft Group, Inc. 132 1,550
Six Flags Entertainment Corp. 4,548 219,168
Sonic Automotive, Inc. Class A  265 16,788
Sonos, Inc. * 7,094 106,694
Steven Madden Ltd. 4,743 201,672
Sun Country Airlines Holdings, Inc. * 1,190 17,350
Super Group SGHC Ltd. (Guernsey)  10,190 63,484
Superior Group of Cos., Inc. 126 2,083
Sweetgreen, Inc. Class A * 6,516 208,903
ThredUp, Inc. Class A * 1,869 2,598
Tile Shop Holdings, Inc. * 493 3,416
Torrid Holdings, Inc. * 1,499 7,840
Tri Pointe Homes, Inc. * 1,711 62,041
United Homes Group, Inc. * 957 4,048
United Parks & Resorts, Inc. * 2,002 112,492
Urban Outfitters, Inc. * 1,140 62,563
Victoria's Secret & Co. * 1,213 50,242
Visteon Corp. * 1,768 156,857
VSE Corp. 163 15,501
Warby Parker, Inc. Class A * 5,765 139,571
Webtoon Entertainment, Inc. * (South
Korea)  464 6,301
Wheels Up Experience, Inc. * 5,350 8,827
Wolverine World Wide, Inc. 5,121 113,686

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
XPEL, Inc. * ~ 1,664 $ 66,460
Xponential Fitness, Inc. Class A * 1,735 23,336
9,292,042
Consumer, Non-Cyclical - 30.5%
spacing
4D Molecular Therapeutics, Inc. * 2,185 12,170
Absci Corp. * 3,482 9,123
ACADIA Pharmaceuticals, Inc. * 7,721 141,680
Accolade, Inc. * 1,347 4,607
Accuray, Inc. * 6,314 12,502
Achieve Life Sciences, Inc. * 1,149 4,044
Actinium Pharmaceuticals, Inc. * 1,657 2,088
AdaptHealth Corp. * 2,879 27,408
ADC Therapeutics SA * (Switzerland)  3,348 6,663
Addus HomeCare Corp. * 447 56,031
ADMA Biologics, Inc. * 14,685 251,848
Adtalem Global Education, Inc. * 454 41,246
Aerovate Therapeutics, Inc. * 600 1,590
Agenus, Inc. * 155 425
agilon health, Inc. * 20,328 38,623
AirSculpt Technologies, Inc. * 1,159 6,015
Akebia Therapeutics, Inc. * 1,030 1,957
Akero Therapeutics, Inc. * 743 20,670
Akoya Biosciences, Inc. * 1,357 3,108
Alarm.com Holdings, Inc. * 3,066 186,413
Aldeyra Therapeutics, Inc. * 287 1,432
Alector, Inc. * 5,927 11,202
Alkermes PLC * 10,498 301,922
Alphatec Holdings, Inc. * 6,767 62,121
Alta Equipment Group, Inc. 1,896 12,400
Altimmune, Inc. * 2,551 18,393
Alto Neuroscience, Inc. * 925 3,913
Alumis, Inc. * 542 4,260
ALX Oncology Holdings, Inc. * 2,881 4,811
American Public Education, Inc. * 144 3,106
Amicus Therapeutics, Inc. * 19,313 181,928
AMN Healthcare Services, Inc. * 2,496 59,704
Amneal Pharmaceuticals, Inc. * 8,786 69,585
Amphastar Pharmaceuticals, Inc. * 2,523 93,679
AnaptysBio, Inc. * 1,477 19,555
Anavex Life Sciences Corp. * 1,184 12,716
Andersons, Inc. 306 12,399
ANI Pharmaceuticals, Inc. * 845 46,712
Anika Therapeutics, Inc. * 143 2,354
Apogee Therapeutics, Inc. * 2,500 113,250
Applied Therapeutics, Inc. * 4,315 3,694
Aquestive Therapeutics, Inc. * 1,319 4,696
Arbutus Biopharma Corp. * 8,894 29,083
Arcellx, Inc. * 2,809 215,422
Arcturus Therapeutics Holdings, Inc. * 1,329 22,553
Arcus Biosciences, Inc. * 3,595 53,530
Arcutis Biotherapeutics, Inc. * 7,005 97,580
Ardelyx, Inc. * 15,318 77,662
Ardent Health Partners, Inc. * 561 9,582
Arlo Technologies, Inc. * 6,533 73,104
ArriVent Biopharma, Inc. * 1,130 30,103
Arrowhead Pharmaceuticals, Inc. * 7,751 145,719
ARS Pharmaceuticals, Inc. * 3,259 34,382
Artiva Biotherapeutics, Inc. * (South Korea)  562 5,665
Artivion, Inc. * 1,889 54,007
Arvinas, Inc. * 4,238 81,242
Astrana Health, Inc. * 2,834 89,356
Astria Therapeutics, Inc. * 2,520 22,529
Atossa Therapeutics, Inc. * 1,973 1,863
a Shares Value
AtriCure, Inc. * 2,043 $ 62,434
Aurinia Pharmaceuticals, Inc. * (Canada)  6,520 58,550
Avadel Pharmaceuticals PLC * 6,118 64,300
Aveanna Healthcare Holdings, Inc. * 2,034 9,295
Avid Bioservices, Inc. * 3,884 47,967
Avidity Biosciences, Inc. * 7,252 210,888
Avita Medical, Inc. * 1,640 20,992
Axogen, Inc. * 2,809 46,292
Axsome Therapeutics, Inc. * 2,407 203,656
Barrett Business Services, Inc. 1,454 63,162
Beauty Health Co. * 4,086 6,497
Beyond Meat, Inc. * 3,752 14,108
Bicara Therapeutics, Inc. * 721 12,560
BioAge Labs, Inc. * 688 3,984
BioCryst Pharmaceuticals, Inc. * 13,230 99,490
Biohaven Ltd. * 5,616 209,758
BioLife Solutions, Inc. * 2,137 55,477
Biomea Fusion, Inc. * 2,046 7,938
Biote Corp. Class A * 2,328 14,387
Bioventus, Inc. Class A * 829 8,704
Black Diamond Therapeutics, Inc. * 1,992 4,263
Blueprint Medicines Corp. * 4,150 361,963
Boundless Bio, Inc. * 459 1,331
BRC, Inc. Class A * 3,432 10,879
Bridgebio Pharma, Inc. * 5,685 155,996
BrightSpring Health Services, Inc. * 3,528 60,082
Brink's Co. 2,893 268,384
Brookdale Senior Living, Inc. * 10,176 51,185
Cabaletta Bio, Inc. * 528 1,199
Cadiz, Inc. * 2,509 13,047
Cal-Maine Foods, Inc. 163 16,776
Calavo Growers, Inc. 154 3,927
CAMP4 Therapeutics Corp. * 486 2,537
Candel Therapeutics, Inc. * 1,092 9,479
Capricor Therapeutics, Inc. * 2,039 28,138
Cardiff Oncology, Inc. * 899 3,902
CareDx, Inc. * 707 15,137
Cargo Therapeutics, Inc. * 237 3,418
Carriage Services, Inc. 680 27,098
Cartesian Therapeutics, Inc. * 658 11,785
Cass Information Systems, Inc. 786 32,155
Cassava Sciences, Inc. * 2,903 6,851
Castle Biosciences, Inc. * 522 13,911
Catalyst Pharmaceuticals, Inc. * 7,318 152,727
CBIZ, Inc. * 3,120 255,310
Celcuity, Inc. * 1,999 26,167
Celldex Therapeutics, Inc. * 3,369 85,135
Central Garden & Pet Co. * 139 5,393
Central Garden & Pet Co. Class A * 548 18,111
Ceribell, Inc. * 549 14,208
Cerus Corp. * 11,573 17,822
CervoMed, Inc. * 301 704
CG oncology, Inc. * 1,898 54,435
Chefs' Warehouse, Inc. * 2,247 110,822
ChromaDex Corp. * 3,277 17,384
Cimpress PLC * (Ireland)  766 54,938
Cogent Biosciences, Inc. * 5,641 44,000
Coherus Biosciences, Inc. * 1,571 2,168
Collegium Pharmaceutical, Inc. * 2,114 60,566
Community Health Systems, Inc. * 4,157 12,429
CompoSecure, Inc. Class A  1,608 24,651
Concentra Group Holdings Parent, Inc. 4,997 98,841
Conduit Pharmaceuticals, Inc. * 930 64
CONMED Corp. 1,994 136,469

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Contineum Therapeutics, Inc. Class A * 426 $ 6,241
Corbus Pharmaceuticals Holdings, Inc. * 455 5,369
Corcept Therapeutics, Inc. * 5,274 265,757
CorMedix, Inc. * 3,653 29,589
CorVel Corp. * 1,752 194,928
Coursera, Inc. * 9,115 77,478
CPI Card Group, Inc. * 251 7,502
CRA International, Inc. 421 78,811
Crinetics Pharmaceuticals, Inc. * 5,728 292,873
Cullinan Therapeutics, Inc. * 3,034 36,954
Custom Truck One Source, Inc. * 1,859 8,942
CVRx, Inc. * 864 10,947
Cytokinetics, Inc. * 705 33,163
Day One Biopharmaceuticals, Inc. * 3,053 38,682
Denali Therapeutics, Inc. * 4,582 93,381
Dianthus Therapeutics, Inc. * 93 2,027
Disc Medicine, Inc. * 128 8,115
Distribution Solutions Group, Inc. * 530 18,232
DLH Holdings Corp. * 377 3,027
DocGo, Inc. * 2,286 9,693
Driven Brands Holdings, Inc. * 3,919 63,253
Dynavax Technologies Corp. * 6,990 89,262
Dyne Therapeutics, Inc. * 5,429 127,907
Edgewise Therapeutics, Inc. * 4,691 125,250
Elevation Oncology, Inc. * 1,705 959
Embecta Corp. 410 8,466
Enhabit, Inc. * 242 1,890
Enliven Therapeutics, Inc. * 2,202 49,545
Ensign Group, Inc. 3,628 482,016
Esperion Therapeutics, Inc. * 3,364 7,401
European Wax Center, Inc. Class A * 1,770 11,806
EVERTEC, Inc. 4,114 142,056
Evolus, Inc. * 3,633 40,108
EyePoint Pharmaceuticals, Inc. * 1,669 12,434
Fennec Pharmaceuticals, Inc. * (Canada)  268 1,694
Fibrobiologics, Inc. * 2,280 4,560
First Advantage Corp. * 2,366 44,315
FiscalNote Holdings, Inc. * 2,756 2,949
Flywire Corp. * 7,974 164,424
Foghorn Therapeutics, Inc. * 950 4,484
Forafric Global PLC * (Gibraltar)  188 1,927
Fractyl Health, Inc. * 1,542 3,177
Franklin Covey Co. * 728 27,358
Fulcrum Therapeutics, Inc. * 1,949 9,160
Galectin Therapeutics, Inc. * 1,331 1,717
GeneDx Holdings Corp. * 126 9,684
Geron Corp. * 26,701 94,522
Glaukos Corp. * 3,205 480,558
Greenwich Lifesciences, Inc. * 349 3,919
Guardant Health, Inc. * 7,700 235,235
Guardian Pharmacy Services, Inc. Class A * 183 3,708
Hackett Group, Inc. 1,493 45,865
Haemonetics Corp. * 3,270 255,322
Halozyme Therapeutics, Inc. * 8,141 389,221
Harmony Biosciences Holdings, Inc. * 2,467 84,889
Harrow, Inc. * 2,010 67,436
HealthEquity, Inc. * 5,584 535,785
Herbalife Ltd. * 4,439 29,697
Herc Holdings, Inc. 1,841 348,557
Heron Therapeutics, Inc. * 610 933
HireQuest, Inc. 309 4,375
Honest Co., Inc. * 2,188 15,163
Humacyte, Inc. * 5,845 29,517
Huron Consulting Group, Inc. * 1,151 143,023
a Shares Value
ICF International, Inc. 1,225 $ 146,032
Ideaya Biosciences, Inc. * 5,478 140,785
IGM Biosciences, Inc. * 922 5,633
ImmunityBio, Inc. * 7,424 19,005
Immunome, Inc. * 3,395 36,055
Immunovant, Inc. * 3,842 95,166
Inari Medical, Inc. * 3,439 175,561
InfuSystem Holdings, Inc. * 1,442 12,185
Inhibrx Biosciences, Inc. * 332 5,113
Inmode Ltd. * 710 11,857
Inmune Bio, Inc. * 1,046 4,885
Innovage Holding Corp. * 347 1,364
Innoviva, Inc. * 413 7,166
Insmed, Inc. * 11,255 777,045
Insperity, Inc. 2,329 180,521
Integer Holdings Corp. * 1,542 204,346
Interparfums, Inc. 1,183 155,576
Iovance Biotherapeutics, Inc. * 17,940 132,756
iRadimed Corp. 505 27,775
iRhythm Technologies, Inc. * 2,029 182,955
Ironwood Pharmaceuticals, Inc. * 3,458 15,319
Ispire Technology, Inc. * 1,456 7,324
J&J Snack Foods Corp. 988 153,268
Janux Therapeutics, Inc. * 1,802 96,479
Jasper Therapeutics, Inc. * 701 14,987
John B Sanfilippo & Son, Inc. 593 51,656
John Wiley & Sons, Inc. Class A  1,379 60,276
Joint Corp. * 840 8,929
KalVista Pharmaceuticals, Inc. * 2,177 18,439
Keros Therapeutics, Inc. * 1,944 30,774
Kforce, Inc. 1,171 66,396
KinderCare Learning Cos., Inc. * 919 16,358
Kiniksa Pharmaceuticals International PLC * 2,469 48,837
Korro Bio, Inc. * 90 3,426
Krispy Kreme, Inc. 5,356 53,185
Krystal Biotech, Inc. * 1,617 253,319
Kura Oncology, Inc. * 4,785 41,677
Kymera Therapeutics, Inc. * 3,070 123,506
Kyverna Therapeutics, Inc. * 1,241 4,641
Lancaster Colony Corp. 1,290 223,351
Lantheus Holdings, Inc. * 4,493 401,944
Larimar Therapeutics, Inc. * 2,617 10,128
Laureate Education, Inc. * 6,853 125,341
Legalzoom.com, Inc. * 8,379 62,926
LeMaitre Vascular, Inc. 1,332 122,730
Lexeo Therapeutics, Inc. * 1,598 10,515
Lexicon Pharmaceuticals, Inc. * 3,650 2,696
LifeStance Health Group, Inc. * 4,121 30,372
Lifeway Foods, Inc. * 252 6,250
Lineage Cell Therapeutics, Inc. * 10,712 5,383
Liquidia Corp. * 4,124 48,498
LivaNova PLC * 233 10,790
LiveRamp Holdings, Inc. * 4,352 132,170
MacroGenics, Inc. * 2,976 9,672
Madrigal Pharmaceuticals, Inc. * 1,174 362,261
Mama's Creations, Inc. * 2,110 16,796
MannKind Corp. * 13,336 85,750
Maravai LifeSciences Holdings, Inc.
Class A * 7,276 39,654
Marqeta, Inc. Class A * 26,666 101,064
MBX Biosciences, Inc. * 416 7,667
MediWound Ltd. * (Israel)  430 7,654
MeiraGTx Holdings PLC * 2,055 12,515
Merit Medical Systems, Inc. * 3,740 361,733

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Mersana Therapeutics, Inc. * 3,608 $ 5,159
Metagenomi, Inc. * 1,378 4,975
MGP Ingredients, Inc. 932 36,693
MiMedx Group, Inc. * 3,697 35,565
Mind Medicine MindMed, Inc. * 5,283 36,770
Mineralys Therapeutics, Inc. * 396 4,875
Mirum Pharmaceuticals, Inc. * 2,580 106,683
Mission Produce, Inc. * 324 4,656
Mister Car Wash, Inc. * 5,341 38,936
ModivCare, Inc. * 414 4,902
Moneylion, Inc. * 563 48,424
Nano-X Imaging Ltd. * (Israel)  3,313 23,854
Nathan's Famous, Inc. 135 10,612
National Beverage Corp. 1,545 65,925
National Research Corp. 951 16,776
Natural Grocers by Vitamin Cottage, Inc. 165 6,554
Nature's Sunshine Products, Inc. * 135 1,979
NeoGenomics, Inc. * 618 10,185
Neumora Therapeutics, Inc. * 5,560 58,936
Neurogene, Inc. * 283 6,469
NeuroPace, Inc. * 993 11,112
Novavax, Inc. * 7,795 62,672
Novocure Ltd. * 6,936 206,693
Nurix Therapeutics, Inc. * 3,172 59,760
Nuvalent, Inc. Class A * 2,287 179,026
Ocugen, Inc. * 18,933 15,241
Ocular Therapeutix, Inc. * 9,942 84,905
Olema Pharmaceuticals, Inc. * 806 4,699
Omeros Corp. * 1,292 12,765
OmniAb, Inc. * 411 1,455
Option Care Health, Inc. * 5,184 120,269
Orchestra BioMed Holdings, Inc. * 711 2,844
Organogenesis Holdings, Inc. * 519 1,661
ORIC Pharmaceuticals, Inc. * 746 6,020
Oscar Health, Inc. Class A * 13,017 174,948
Outlook Therapeutics, Inc. * 492 930
Ovid therapeutics, Inc. * 5,706 5,328
Owens & Minor, Inc. * 621 8,116
Pacira BioSciences, Inc. * 170 3,203
PACS Group, Inc. * 2,585 33,889
Paragon 28, Inc. * 3,130 32,333
Patterson Cos., Inc. 990 30,551
Payoneer Global, Inc. * 14,300 143,572
Pennant Group, Inc. * 2,122 56,275
PepGen, Inc. * 1,077 4,082
Performant Healthcare, Inc. * 2,880 8,698
Perspective Therapeutics, Inc. * 3,171 10,115
Phathom Pharmaceuticals, Inc. * 777 6,309
Phibro Animal Health Corp. Class A  225 4,725
Poseida Therapeutics, Inc. * 1,354 12,998
Praxis Precision Medicines, Inc. * 1,136 87,427
Precigen, Inc. * 1,217 1,363
Prime Medicine, Inc. * 3,191 9,318
Primo Brands Corp. Class A  1,234 37,970
Priority Technology Holdings, Inc. * 1,191 13,994
PROCEPT BioRobotics Corp. * 2,913 234,555
PROG Holdings, Inc. 454 19,186
Progyny, Inc. * 5,122 88,354
ProKidney Corp. * 5,736 9,694
Protagonist Therapeutics, Inc. * 3,834 147,992
Prothena Corp. PLC * (Ireland)  1,488 20,609
PTC Therapeutics, Inc. * 3,817 172,299
Pulmonx Corp. * 2,320 15,753
Pulse Biosciences, Inc. * 1,211 21,084
a Shares Value
Puma Biotechnology, Inc. * 729 $ 2,223
Quad/Graphics, Inc. 1,266 8,824
Quanterix Corp. * 278 2,955
RadNet, Inc. * 4,327 302,198
Rapport Therapeutics, Inc. * 368 6,528
Recursion Pharmaceuticals, Inc. Class A * 16,421 111,006
Regulus Therapeutics, Inc. * 950 1,501
Remitly Global, Inc. * 9,707 219,087
Renovaro, Inc. * 4,642 3,878
Revance Therapeutics, Inc. * 6,883 20,924
REVOLUTION Medicines, Inc. * 7,116 311,254
Rhythm Pharmaceuticals, Inc. * 3,562 199,401
Rigel Pharmaceuticals, Inc. * 878 14,768
Rocket Pharmaceuticals, Inc. * 4,363 54,843
RxSight, Inc. * 2,364 81,274
Sana Biotechnology, Inc. * 8,609 14,033
Sanara Medtech, Inc. * 222 7,370
Savara, Inc. * 6,687 20,529
Scholar Rock Holding Corp. * 4,555 196,867
Scilex Holding Co. * 509 217
scPharmaceuticals, Inc. * 2,594 9,183
Select Medical Holdings Corp. 4,744 89,424
Semler Scientific, Inc. * 293 15,822
Septerna, Inc. * 681 15,595
Sera Prognostics, Inc. Class A * 2,060 16,768
Sezzle, Inc. * 137 35,045
Shattuck Labs, Inc. * 1,605 1,942
SI-BONE, Inc. * 2,194 30,760
SIGA Technologies, Inc. 2,078 12,489
Simply Good Foods Co. * 5,948 231,853
Soleno Therapeutics, Inc. * 1,673 75,201
Solid Biosciences, Inc. * 103 412
Sonida Senior Living, Inc. * 101 2,331
SoundThinking, Inc. * 682 8,907
Spire Global, Inc. * 1,685 23,708
SpringWorks Therapeutics, Inc. * 4,459 161,104
Sprouts Farmers Market, Inc. * 6,582 836,375
Spyre Therapeutics, Inc. * 194 4,516
STAAR Surgical Co. * 3,254 79,040
Stereotaxis, Inc. * 3,123 7,120
Stoke Therapeutics, Inc. * 2,350 25,920
StoneCo Ltd. Class A * (Brazil)  9,808 78,170
Stride, Inc. * 2,778 288,718
Summit Therapeutics, Inc. * 5,708 101,859
SunOpta, Inc. * (Canada)  6,062 46,677
Supernus Pharmaceuticals, Inc. * 190 6,870
Surmodics, Inc. * 578 22,889
Syndax Pharmaceuticals, Inc. * 5,225 69,074
Tandem Diabetes Care, Inc. * 4,270 153,805
Tango Therapeutics, Inc. * 4,264 13,176
Target Hospitality Corp. * 2,047 19,784
Tarsus Pharmaceuticals, Inc. * 2,424 134,217
Taysha Gene Therapies, Inc. * 11,750 20,327
Teladoc Health, Inc. * 1,833 16,662
Telomir Pharmaceuticals, Inc. * 1,029 4,239
Tenaya Therapeutics, Inc. * 846 1,210
Terns Pharmaceuticals, Inc. * 181 1,003
TG Therapeutics, Inc. * 9,114 274,331
Transcat, Inc. * 591 62,492
TransMedics Group, Inc. * 2,154 134,302
Treace Medical Concepts, Inc. * 3,202 23,823
Trevi Therapeutics, Inc. * 2,310 9,517
TriNet Group, Inc. 2,073 188,166
TScan Therapeutics, Inc. * 1,843 5,603

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Turning Point Brands, Inc. 948 $ 56,975
Twist Bioscience Corp. * 3,797 176,447
Tyra Biosciences, Inc. * 1,305 18,140
U.S. Physical Therapy, Inc. 962 85,339
Udemy, Inc. * 5,968 49,117
UFP Technologies, Inc. * 466 113,942
Universal Technical Institute, Inc. * 2,498 64,224
Upbound Group, Inc. 3,448 100,578
Upstream Bio, Inc. * 653 10,735
UroGen Pharma Ltd. * 1,927 20,523
Utz Brands, Inc. 2,918 45,696
Vaxcyte, Inc. * 8,109 663,803
Vera Therapeutics, Inc. * 2,896 122,472
Verastem, Inc. * 2,734 14,135
Vericel Corp. * 3,199 175,657
Verra Mobility Corp. * 10,726 259,355
Veru, Inc. * 5,673 3,690
Viad Corp. * 1,278 54,328
Viemed Healthcare, Inc. * 2,080 16,682
Viridian Therapeutics, Inc. * 3,509 67,268
Vita Coco Co., Inc. * 2,572 94,933
Vital Farms, Inc. * 2,143 80,770
WaVe Life Sciences Ltd. * 5,153 63,743
WD-40 Co. 885 214,772
Werewolf Therapeutics, Inc. * 1,721 2,547
Westrock Coffee Co. * 2,366 15,190
WK Kellogg Co. 4,333 77,951
X4 Pharmaceuticals, Inc. * 9,842 7,220
Xencor, Inc. * 2,007 46,121
Xeris Biopharma Holdings, Inc. * 9,311 31,564
XOMA Royalty Corp. * 393 10,328
Y-mAbs Therapeutics, Inc. * 2,430 19,027
Zenas Biopharma, Inc. * 581 4,758
Zevra Therapeutics, Inc. * 1,813 15,120
ZipRecruiter, Inc. Class A * 4,517 32,703
Zura Bio Ltd. * (United Kingdom)  3,087 7,718
Zynex, Inc. * 727 5,823
27,950,549
Energy - 3.0%
spacing
Alpha Metallurgical Resources, Inc. * 710 142,085
Archrock, Inc. 10,863 270,380
Aris Water Solutions, Inc. Class A  122 2,922
Array Technologies, Inc. * 10,043 60,660
ASP Isotopes, Inc. * 3,503 15,869
Atlas Energy Solutions, Inc. 4,353 96,550
Berry Corp. 1,935 7,992
BKV Corp. * (Thailand)  167 3,971
ChampionX Corp. 12,542 341,017
Core Laboratories, Inc. 3,101 53,678
Crescent Energy Co. Class A  2,632 38,454
CVR Energy, Inc. 2,068 38,754
Delek U.S. Holdings, Inc. 1,297 23,994
Diversified Energy Co. PLC ~ 151 2,537
DMC Global, Inc. * 426 3,131
Drilling Tools International Corp. * 1,320 4,316
Empire Petroleum Corp. * 725 5,510
Evolution Petroleum Corp. 486 2,542
Fluence Energy, Inc. * 4,007 63,631
Gulfport Energy Corp. * 423 77,917
Helix Energy Solutions Group, Inc. * 1,627 15,164
Kinetik Holdings, Inc. 272 15,425
Kodiak Gas Services, Inc. 540 22,048
Kosmos Energy Ltd. * (Ghana)  30,792 105,309
a Shares Value
Liberty Energy, Inc. 520 $ 10,343
Magnolia Oil & Gas Corp. Class A  10,590 247,594
Montauk Renewables, Inc. * 4,077 16,226
Nabors Industries Ltd. * 158 9,033
Natural Gas Services Group, Inc. * 110 2,948
NextDecade Corp. * 7,413 57,154
Noble Corp. PLC 5,950 186,830
Northern Oil & Gas, Inc. 388 14,418
Oceaneering International, Inc. * 6,554 170,928
Plug Power, Inc. * 4,196 8,937
Prairie Operating Co. * 299 2,069
Ramaco Resources, Inc. Class A  1,791 18,376
Ramaco Resources, Inc. Class B  247 2,440
REX American Resources Corp. * 174 7,254
Riley Exploration Permian, Inc. 172 5,490
Sable Offshore Corp. * 3,445 78,890
Seadrill Ltd. * (Norway)  1,382 53,801
Shoals Technologies Group, Inc. Class A * 11,307 62,528
SM Energy Co. 1,215 47,093
TETRA Technologies, Inc. * 8,125 29,088
Tidewater, Inc. * 3,150 172,337
VAALCO Energy, Inc. 871 3,806
Valaris Ltd. * 2,536 112,193
Verde Clean Fuels, Inc. * 378 1,537
W&T Offshore, Inc. 6,822 11,325
2,746,494
Financial - 9.7%
spacing
Alerus Financial Corp. 300 5,772
Alexander's, Inc. REIT 146 29,209
American Coastal Insurance Corp.
Class C * 815 10,970
AMERISAFE, Inc. 559 28,811
Angel Oak Mortgage REIT, Inc. 133 1,234
Apartment Investment & Management Co.
Class A REIT * 4,123 37,478
Armada Hoffler Properties, Inc. REIT 189 1,933
Artisan Partners Asset Management, Inc.
Class A  4,188 180,293
Atlanticus Holdings Corp. * 35 1,952
Axos Financial, Inc. * 394 27,521
B Riley Financial, Inc. 2,100 9,639
Baldwin Insurance Group, Inc. * 4,346 168,451
BancFirst Corp. 174 20,389
Bancorp, Inc. * 2,908 153,048
Bowhead Specialty Holdings, Inc. * 132 4,689
Brightsphere Investment Group, Inc. 1,831 48,229
CareTrust REIT, Inc. 1,078 29,160
CBL & Associates Properties, Inc. REIT 958 28,175
Cipher Mining, Inc. * 8,924 41,407
City Holding Co. 48 5,687
Cleanspark, Inc. * 16,267 149,819
Clipper Realty, Inc. REIT 547 2,505
Coastal Financial Corp. * 703 59,692
Cohen & Steers, Inc. 1,831 169,075
Columbia Financial, Inc. * 176 2,783
Community Healthcare Trust, Inc. REIT 137 2,632
Compass, Inc. Class A * 23,842 139,476
Core Scientific, Inc. * 9,239 129,808
Crawford & Co. Class A  912 10,543
Dave, Inc. * 517 44,938
Diamond Hill Investment Group, Inc. 169 26,212
Esquire Financial Holdings, Inc. 409 32,515
eXp World Holdings, Inc. 5,421 62,396

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Federal Agricultural Mortgage Corp. Class C  538 $ 105,959
First BanCorp 567 10,541
First Business Financial Services, Inc. 78 3,611
First Financial Bankshares, Inc. 8,591 309,706
First Foundation, Inc. 1,228 7,626
First Internet Bancorp 226 8,134
First Western Financial, Inc. * 156 3,050
FTAI Aviation Ltd. 6,666 960,171
GCM Grosvenor, Inc. Class A  2,595 31,841
Gladstone Commercial Corp. REIT 537 8,721
Goosehead Insurance, Inc. Class A * 1,456 156,112
Greene County Bancorp, Inc. 473 13,112
Hamilton Lane, Inc. Class A  2,533 375,011
HCI Group, Inc. 544 63,392
International Money Express, Inc. * 2,100 43,743
Investors Title Co. 16 3,788
Kingsway Financial Services, Inc. *
(Canada)  1,151 9,634
KKR Real Estate Finance Trust, Inc. REIT 929 9,383
Lakeland Financial Corp. 102 7,013
Lemonade, Inc. * 2,804 102,851
LendingTree, Inc. * 611 23,676
Live Oak Bancshares, Inc. 1,930 76,331
MARA Holdings, Inc. * 15,230 255,407
Maui Land & Pineapple Co., Inc. * 525 11,539
McGrath RentCorp 1,579 176,564
Mercury General Corp. 226 15,024
Metrocity Bankshares, Inc. 183 5,847
Moelis & Co. Class A  2,763 204,130
Mr. Cooper Group, Inc. * 1,555 149,296
NerdWallet, Inc. Class A * 2,330 30,989
NETSTREIT Corp. REIT 865 12,240
Nicolet Bankshares, Inc. 217 22,765
NMI Holdings, Inc. * 392 14,410
Offerpad Solutions, Inc. * 991 2,824
OppFi, Inc. 1,169 8,955
Outfront Media, Inc. REIT 3,771 66,898
P10, Inc. Class A  2,613 32,950
Pagseguro Digital Ltd. Class A * (Brazil)  6,492 40,640
Palomar Holdings, Inc. * 1,668 176,124
Pathward Financial, Inc. 415 30,536
Patria Investments Ltd. Class A (Cayman)  4,025 46,811
Paysign, Inc. * 2,471 7,462
PennyMac Financial Services, Inc. 992 101,323
Peoples Financial Services Corp. 148 7,575
Perella Weinberg Partners 3,455 82,367
Phillips Edison & Co., Inc. REIT 1,233 46,188
Piper Sandler Cos. 1,148 344,343
PJT Partners, Inc. Class A  1,551 244,763
Postal Realty Trust, Inc. Class A REIT 409 5,337
Real Brokerage, Inc. * (Canada)  6,941 31,929
Redfin Corp. * 7,720 60,756
Regional Management Corp. 52 1,767
Riot Platforms, Inc. * 2,451 25,025
Root, Inc. Class A * 571 41,449
Ryman Hospitality Properties, Inc. REIT 3,844 401,083
Saul Centers, Inc. REIT 617 23,940
Selective Insurance Group, Inc. 3,398 317,781
ServisFirst Bancshares, Inc. 941 79,740
Shore Bancshares, Inc. 284 4,501
SiriusPoint Ltd. * (Sweden)  441 7,228
Sky Harbour Group Corp. * 665 7,933
Skyward Specialty Insurance Group, Inc. * 573 28,959
St. Joe Co. 2,356 105,855
a Shares Value
StepStone Group, Inc. Class A  4,350 $ 251,778
StoneX Group, Inc. * 222 21,749
Strawberry Fields REIT, Inc. 253 2,667
Tanger, Inc. REIT 2,768 94,472
Terawulf, Inc. * 16,337 92,467
Tiptree, Inc. 601 12,537
Triumph Financial, Inc. * 1,346 122,324
Trupanion, Inc. * 2,178 104,980
UMH Properties, Inc. REIT 733 13,839
Universal Health Realty Income Trust REIT 737 27,424
Universal Insurance Holdings, Inc. 272 5,728
Upstart Holdings, Inc. * 5,134 316,100
USCB Financial Holdings, Inc. 219 3,887
Victory Capital Holdings, Inc. Class A  2,738 179,229
Virtus Investment Partners, Inc. 376 82,938
Walker & Dunlop, Inc. 1,552 150,870
WisdomTree, Inc. 9,453 99,256
World Acceptance Corp. * 237 26,648
8,889,993
Industrial - 20.2%
spacing
374Water, Inc. * 3,947 2,694
AAR Corp. * 412 25,247
Advanced Energy Industries, Inc. 2,447 282,947
AeroVironment, Inc. * 1,832 281,926
Alamo Group, Inc. 659 122,515
Albany International Corp. Class A  506 40,465
American Superconductor Corp. * 2,308 56,846
American Woodmark Corp. * 52 4,136
Amprius Technologies, Inc. * 297 832
Apogee Enterprises, Inc. 464 33,134
Applied Industrial Technologies, Inc. 2,519 603,225
ArcBest Corp. 1,529 142,686
Archer Aviation, Inc. Class A * 14,598 142,330
Ardagh Metal Packaging SA 9,368 28,198
Argan, Inc. 816 111,825
Arq, Inc. * 45 341
Aspen Aerogels, Inc. * 737 8,756
Atkore, Inc. 2,342 195,440
Atmus Filtration Technologies, Inc. 5,509 215,843
AZZ, Inc. 1,601 131,154
Badger Meter, Inc. 1,917 406,634
Belden, Inc. 1,408 158,555
Bloom Energy Corp. Class A * 11,993 266,365
Boise Cascade Co. 1,220 145,009
Bowman Consulting Group Ltd. * 856 21,357
Byrna Technologies, Inc. * 1,142 32,901
Cactus, Inc. Class A  4,314 251,765
Cadre Holdings, Inc. 1,695 54,748
Casella Waste Systems, Inc. Class A * 4,068 430,435
CECO Environmental Corp. * 1,929 58,314
Centuri Holdings, Inc. * 1,086 20,971
ChargePoint Holdings, Inc. * 15,783 16,888
Chart Industries, Inc. * 2,805 535,306
Construction Partners, Inc. Class A * 2,803 247,953
Costamare, Inc. (Monaco)  147 1,889
Covenant Logistics Group, Inc. 76 4,143
CryoPort, Inc. * 2,219 17,264
CSW Industrials, Inc. 1,092 385,258
CTS Corp. 1,490 78,568
Dorian LPG Ltd. 1,161 28,294
DXP Enterprises, Inc. * 89 7,353
Dycom Industries, Inc. * 1,856 323,055
Energizer Holdings, Inc. 4,741 165,413

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Energy Recovery, Inc. * 3,736 $ 54,919
Enerpac Tool Group Corp. 3,511 144,267
EnerSys 2,385 220,446
Enovix Corp. * 10,749 116,842
Enpro, Inc. 151 26,040
ESCO Technologies, Inc. 816 108,699
Eve Holding, Inc. * 3,269 17,783
Evolv Technologies Holdings, Inc. * 8,681 34,290
Exponent, Inc. 3,296 293,674
Fabrinet * (Thailand)  2,382 523,754
Federal Signal Corp. 3,922 362,354
FLEX LNG Ltd. (Norway)  1,208 27,712
Fluor Corp. * 10,228 504,445
Franklin Electric Co., Inc. 2,996 291,960
Frontdoor, Inc. * 5,012 274,006
Gibraltar Industries, Inc. * 908 53,481
Gorman-Rupp Co. 1,366 51,799
GrafTech International Ltd. * 15,851 27,422
Graham Corp. * 614 27,305
Granite Construction, Inc. 2,362 207,171
Griffon Corp. 2,439 173,828
Heartland Express, Inc. 1,168 13,105
Helios Technologies, Inc. 1,494 66,692
Hillenbrand, Inc. 1,531 47,124
Hillman Solutions Corp. * 2,634 25,655
Himalaya Shipping Ltd. * (Bermuda)  1,962 9,535
Hyster-Yale, Inc. 458 23,326
Ichor Holdings Ltd. * 670 21,587
IES Holdings, Inc. * 529 106,308
Insteel Industries, Inc. 598 16,152
Itron, Inc. * 2,673 290,234
Janus International Group, Inc. * 8,987 66,054
JELD-WEN Holding, Inc. * 1,904 15,594
Joby Aviation, Inc. * 28,214 229,380
John Bean Technologies Corp. 218 27,708
Kadant, Inc. 765 263,917
Karat Packaging, Inc. 390 11,801
Knife River Corp. * 3,721 378,202
Kratos Defense & Security Solutions, Inc. * 4,345 114,621
LanzaTech Global, Inc. * 10,919 14,959
Leonardo DRS, Inc. * 4,865 157,188
Limbach Holdings, Inc. * 675 57,740
Lindsay Corp. 353 41,763
LSI Industries, Inc. 1,285 24,955
Marten Transport Ltd. 728 11,364
Materion Corp. 1,277 126,270
Mesa Laboratories, Inc. 125 16,484
MicroVision, Inc. * 6,612 8,662
Mirion Technologies, Inc. * 1,721 30,031
Modine Manufacturing Co. * 3,380 391,843
Montrose Environmental Group, Inc. * 2,090 38,770
Moog, Inc. Class A  1,860 366,122
Mueller Industries, Inc. 6,753 535,918
Mueller Water Products, Inc. Class A  10,129 227,902
Myers Industries, Inc. 2,464 27,203
MYR Group, Inc. * 1,042 155,018
NANO Nuclear Energy, Inc. * 58 1,444
Napco Security Technologies, Inc. 2,313 82,250
NEXTracker, Inc. Class A * 6,984 255,126
Northwest Pipe Co. * 141 6,805
Novanta, Inc. * 2,347 358,551
NuScale Power Corp. * 5,534 99,225
NV5 Global, Inc. * 590 11,116
NVE Corp. 318 25,895
a Shares Value
Omega Flex, Inc. 240 $ 10,073
Orion Group Holdings, Inc. * 251 1,840
OSI Systems, Inc. * 967 161,905
Pactiv Evergreen, Inc. 304 5,311
Park Aerospace Corp. 564 8,263
Perma-Fix Environmental Services, Inc. * 967 10,705
Plexus Corp. * 524 81,996
Powell Industries, Inc. 615 136,315
Primoris Services Corp. 3,217 245,779
Proficient Auto Logistics, Inc. * 299 2,413
PureCycle Technologies, Inc. * 1,494 15,313
Quest Resource Holding Corp. * 827 5,375
Redwire Corp. * 510 8,395
Rocket Lab USA, Inc. * 22,711 578,449
RXO, Inc. * 10,423 248,484
SFL Corp. Ltd. (Norway)  1,703 17,405
Sight Sciences, Inc. * 2,568 9,348
Smith & Wesson Brands, Inc. 216 2,183
Smith-Midland Corp. * 322 14,316
Solidion Technology, Inc. * 1,272 886
SPX Technologies, Inc. * 2,948 428,993
Standard BioTools, Inc. * 3,812 6,671
Standex International Corp. 573 107,145
Sterling Infrastructure, Inc. * 1,950 328,477
Sturm Ruger & Co., Inc. 355 12,556
Taylor Devices, Inc. * 183 7,616
Tecnoglass, Inc. 1,445 114,617
Tennant Co. 551 44,923
Thermon Group Holdings, Inc. * 212 6,099
Trinity Industries, Inc. 4,855 170,410
Turtle Beach Corp. * 585 10,126
UFP Industries, Inc. 2,268 255,490
Ultralife Corp. * 364 2,712
Universal Logistics Holdings, Inc. 197 9,050
Vicor Corp. * 832 40,202
VirTra, Inc. * 877 5,920
Watts Water Technologies, Inc. Class A  1,788 363,500
Werner Enterprises, Inc. 492 17,673
World Kinect Corp. 449 12,352
Worthington Enterprises, Inc. 1,875 75,206
Xometry, Inc. Class A * 2,779 118,552
Zurn Elkay Water Solutions Corp. 8,995 335,513
18,469,331
Technology - 16.5%
spacing
8x8, Inc. * 8,435 22,521
ACI Worldwide, Inc. * 6,901 358,231
ACM Research, Inc. Class A * 2,290 34,579
ACV Auctions, Inc. Class A * 9,655 208,548
Adeia, Inc. 5,902 82,510
Aehr Test Systems * 1,773 29,485
Agilysys, Inc. * 1,480 194,931
Alignment Healthcare, Inc. * 6,598 74,228
Alkami Technology, Inc. * 3,462 126,986
Altair Engineering, Inc. Class A * 3,551 387,450
Ambarella, Inc. * 1,281 93,180
Amplitude, Inc. Class A * 5,143 54,259
Appian Corp. Class A * 2,660 87,727
Arteris, Inc. * 2,051 20,900
Asana, Inc. Class A * 5,308 107,593
ASGN, Inc. * 634 52,838
AvePoint, Inc. * 8,390 138,519
AvidXchange Holdings, Inc. * 11,519 119,106
Axcelis Technologies, Inc. * 2,137 149,312

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Bandwidth, Inc. Class A * 1,459 $ 24,832
BigBear.ai Holdings, Inc. * 5,115 22,762
BigCommerce Holdings, Inc. * 4,694 28,727
Blackbaud, Inc. * 2,644 195,445
BlackLine, Inc. * 3,754 228,093
Blend Labs, Inc. Class A * 15,308 64,447
Box, Inc. Class A * 9,175 289,930
Braze, Inc. Class A * 4,297 179,958
C3.ai, Inc. Class A * 7,224 248,722
Cantaloupe, Inc. * 3,667 34,873
CEVA, Inc. * 1,317 41,551
Clear Secure, Inc. Class A  5,780 153,979
Clearwater Analytics Holdings, Inc.
Class A * 11,669 321,131
Climb Global Solutions, Inc. 277 35,110
Commvault Systems, Inc. * 2,657 400,968
Corsair Gaming, Inc. * 893 5,903
Cricut, Inc. Class A  2,322 13,235
CS Disco, Inc. * 1,533 7,650
CSG Systems International, Inc. 1,961 100,227
D-Wave Quantum, Inc. * (Canada)  3,491 29,324
Daily Journal Corp. * 67 38,055
Digimarc Corp. * 960 35,952
DigitalOcean Holdings, Inc. * 4,247 144,695
Diodes, Inc. * 306 18,871
Domo, Inc. Class B * 2,245 15,895
Donnelley Financial Solutions, Inc. * 1,096 68,752
eGain Corp. * 1,010 6,292
Enfusion, Inc. Class A * 3,196 32,919
EverCommerce, Inc. * 972 10,702
Everspin Technologies, Inc. * 1,254 8,013
Evolent Health, Inc. Class A * 7,589 85,376
ExlService Holdings, Inc. * 10,275 456,005
Fastly, Inc. Class A * 6,790 64,098
FormFactor, Inc. * 5,101 224,444
Freshworks, Inc. Class A * 13,496 218,230
GCT Semiconductor Holding, Inc. * 529 1,233
GigaCloud Technology, Inc. Class A * (Hong
Kong)  1,542 28,558
Golden Matrix Group, Inc. * 1,065 2,109
Grid Dynamics Holdings, Inc. * 3,063 68,121
Health Catalyst, Inc. * 300 2,121
I3 Verticals, Inc. Class A * 56 1,290
Ibotta, Inc. Class A * 1,017 66,186
Impinj, Inc. * 1,492 216,728
Innodata, Inc. * 1,787 70,622
Insight Enterprises, Inc. * 1,778 270,434
Inspired Entertainment, Inc. * 1,333 12,064
Intapp, Inc. * 3,485 223,354
Integral Ad Science Holding Corp. * 744 7,767
IonQ, Inc. * 13,148 549,192
Jamf Holding Corp. * 5,388 75,701
Kaltura, Inc. * 6,013 13,229
Kulicke & Soffa Industries, Inc. (Singapore)  3,493 162,983
Life360, Inc. * 560 23,111
Matterport, Inc. * 18,122 85,898
Maximus, Inc. 3,939 294,046
MaxLinear, Inc. * 4,845 95,834
Meridianlink, Inc. * 1,280 26,432
Mitek Systems, Inc. * 3,057 34,024
N-able, Inc. * 4,649 43,422
Navitas Semiconductor Corp. * 923 3,295
NCR Atleos Corp. * 4,752 161,188
NCR Voyix Corp. * 8,697 120,367
a Shares Value
NextNav, Inc. * 5,111 $ 79,527
Olo, Inc. Class A * 3,428 26,327
OneSpan, Inc. * 2,270 42,086
Ouster, Inc. * 420 5,132
PagerDuty, Inc. * 5,835 106,547
PAR Technology Corp. * 2,064 149,991
PDF Solutions, Inc. * 2,066 55,947
Photronics, Inc. * 1,376 32,419
Phreesia, Inc. * 3,662 92,136
Pitney Bowes, Inc. 2,627 19,020
PlayAGS, Inc. * 2,598 29,955
Porch Group, Inc. * 4,661 22,932
Power Integrations, Inc. 3,683 227,241
Privia Health Group, Inc. * 6,577 128,580
Progress Software Corp. 2,744 178,772
PROS Holdings, Inc. * 3,039 66,736
PubMatic, Inc. Class A * 2,754 40,456
Qualys, Inc. * 2,421 339,473
QuickLogic Corp. * 1,050 11,865
Rambus, Inc. * 6,970 368,434
Rapid7, Inc. * 4,000 160,920
Red Violet, Inc. * 726 26,281
Rekor Systems, Inc. * 2,004 3,126
ReposiTrak, Inc. 773 17,107
Rimini Street, Inc. * 388 1,036
Sapiens International Corp. NV (Israel)  2,020 54,277
Schrodinger, Inc. * 3,700 71,373
SEMrush Holdings, Inc. Class A * 2,509 29,807
Semtech Corp. * 4,743 293,355
Silicon Laboratories, Inc. * 2,095 260,241
Simulations Plus, Inc. 960 26,774
SiTime Corp. * 1,214 260,439
SkyWater Technology, Inc. * 1,831 25,268
SoundHound AI, Inc. Class A * 20,133 399,439
Sprout Social, Inc. Class A * 3,268 100,360
SPS Commerce, Inc. * 2,465 453,535
Synaptics, Inc. * 175 13,356
System1, Inc. * 1,452 1,304
Talkspace, Inc. * 9,245 28,567
Tenable Holdings, Inc. * 7,729 304,368
Ultra Clean Holdings, Inc. * 2,916 104,830
Varonis Systems, Inc. * 7,209 320,296
Veeco Instruments, Inc. * 3,083 82,624
Vertex, Inc. Class A * 3,538 188,752
Viant Technology, Inc. Class A * 1,033 19,617
Waystar Holding Corp. * 1,864 68,409
Weave Communications, Inc. * 2,604 41,456
WM Technology, Inc. * 5,131 7,081
WNS Holdings Ltd. * (India)  2,801 132,739
Workiva, Inc. * 3,302 361,569
Yext, Inc. * 6,972 44,342
Zeta Global Holdings Corp. Class A * 11,638 209,368
Zuora, Inc. Class A * 9,149 90,758
15,083,728
Utilities - 0.4%
spacing
Ameresco, Inc. Class A * 682 16,013
American States Water Co. 1,379 107,176
California Water Service Group 1,053 47,732
Consolidated Water Co. Ltd. (Cayman)  276 7,146
Genie Energy Ltd. Class B  296 4,615
Global Water Resources, Inc. 811 9,326
MGE Energy, Inc. 1,036 97,343
Middlesex Water Co. 128 6,737

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $2,425 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Otter Tail Corp. 1,186 $ 87,574
York Water Co. 28 916
384,578
Total Common Stocks
    (Cost $77,418,813) 89,701,228
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Growth 4,674 1,345,271
a
Total Exchange-Traded Funds
    (Cost $1,463,115) 1,345,271
TOTAL INVESTMENTS - 99.4%
(Cost $78,883,092) 91,049,129
DERIVATIVES - (0.0%) (15,537)
OTHER ASSETS & LIABILITIES, NET - 0.6% 587,672
NET ASSETS - 100.0% $ 91,621,264
Consumer, Non-Cyclical 30 .5%
Industrial 20 .2%
Technology 16 .5%
Consumer, Cyclical 10 .1%
Financial 9 .7%
Communications 4 .5%
Basic Materials 3 .0%
Energy 3 .0%
Others (each less than 3.0%) 1 .9%
99 .4%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/25 53 $ 611,734 $ 596,197 ( $ 15,537 )
a
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,425 $ – $ – $ 2,425
Warrants 205 – 205 –
Common Stocks
Basic Materials 2,800,338 2,800,338 – –
Communications 4,084,175 4,084,175 – –
Consumer, Cyclical 9,292,042 9,292,042 – –
Consumer, Non-Cyclical 27,950,549 27,950,332 217 –
Energy 2,746,494 2,746,494 – –
Financial 8,889,993 8,889,993 – –
Industrial 18,469,331 18,469,331 – –
Technology 15,083,728 15,083,728 – –
Utilities 384,578 384,578 – –
Total Common Stocks 89,701,228 89,701,011 217 –
Exchange-Traded Funds 1,345,271 1,345,271 – –
Total Assets 91,049,129 91,046,282 422 2,425
Liabilities Derivatives:
Equity Contracts
Futures (15,537) (15,537) – –
Total Liabilities (15,537) (15,537) – –
Total $ 91,033,592 $ 91,030,745 $ 422 $ 2,425

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 2,612 $ 2,194
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 123 58
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 859
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 588 –
3,689
Total Rights
    (Cost $2,095) 3,689
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 77 247
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 247
494
Total Warrants
    (Cost $0) 494
COMMON STOCKS - 97.8%
Basic Materials - 3.4%
spacing
AdvanSix, Inc. 2,980 84,900
American Vanguard Corp. 2,879 13,330
Arcadium Lithium PLC * (Argentina)  125,302 642,799
Avient Corp. 10,982 448,724
Caledonia Mining Corp. PLC (South Africa)  1,770 16,656
Centrus Energy Corp. Class A * 455 30,307
Codexis, Inc. * 7,129 34,005
Coeur Mining, Inc. * 46,305 264,865
Commercial Metals Co. 13,500 669,600
Compass Minerals International, Inc. 3,969 44,651
Contango ORE, Inc. * 430 4,309
Dakota Gold Corp. * 2,275 5,005
Ecovyst, Inc. * 13,229 101,070
Encore Energy Corp. * (Canada)  4,963 16,924
Energy Fuels, Inc. * 21,443 110,003
HB Fuller Co. 4,871 328,695
Hecla Mining Co. 69,058 339,075
i-80 Gold Corp. * (Canada)  33,729 16,359
Innospec, Inc. 323 35,549
Intrepid Potash, Inc. * 1,252 27,444
Kaiser Aluminum Corp. 112 7,870
Koppers Holdings, Inc. 2,322 75,233
Kronos Worldwide, Inc. 2,560 24,960
Lifezone Metals Ltd. * (Isle of Man)  4,050 28,147
MAC Copper Ltd. Class A * (Australia)  4,153 44,105
Mativ Holdings, Inc. 6,179 67,351
Minerals Technologies, Inc. 3,724 283,806
Novagold Resources, Inc. * (Canada)  28,031 93,343
Oil-Dri Corp. of America 358 31,375
Perimeter Solutions, Inc. * 15,702 200,672
Piedmont Lithium, Inc. * 1,440 12,586
a Shares Value
Radius Recycling, Inc. 3,040 $ 46,269
Rayonier Advanced Materials, Inc. * 7,509 61,949
Rogers Corp. * 2,121 215,515
Sensient Technologies Corp. 131 9,335
SSR Mining, Inc. * (Canada)  23,545 163,873
Stepan Co. 2,221 143,699
Sylvamo Corp. 3,258 257,447
Tronox Holdings PLC 14,034 141,322
Universal Stainless & Alloy Products, Inc. * 999 43,986
Valhi, Inc. 282 6,596
5,193,709
Communications - 3.9%
spacing
1-800-Flowers.com, Inc. Class A * 1,636 13,366
1stdibs.com, Inc. * 2,596 9,190
ADTRAN Holdings, Inc. * 9,272 77,236
Advantage Solutions, Inc. * 12,245 35,755
aka Brands Holding Corp. * 207 3,875
AMC Networks, Inc. Class A * 3,853 38,145
Applied Digital Corp. * 5,834 44,572
AST SpaceMobile, Inc. * 15,464 326,290
ATN International, Inc. 1,201 20,189
Aviat Networks, Inc. * 1,272 23,036
BARK, Inc. * 15,202 27,972
Beyond, Inc. * 5,713 28,165
BlackSky Technology, Inc. * 1,476 15,926
Boston Omaha Corp. Class A * 2,386 33,833
Bumble, Inc. Class A * 10,255 83,476
Cable One, Inc. 662 239,723
Calix, Inc. * 1,857 64,754
Cars.com, Inc. * 7,763 134,533
Clear Channel Outdoor Holdings, Inc. * 35,316 48,383
Clearfield, Inc. * 1,436 44,516
CommScope Holding Co., Inc. * 24,967 130,078
Despegar.com Corp. * (Argentina)  6,083 117,098
DigitalBridge Group, Inc. 13,852 156,251
EchoStar Corp. Class A * 14,177 324,653
Entravision Communications Corp. Class A  6,591 15,489
ePlus, Inc. * 1,062 78,460
Eventbrite, Inc. Class A * 454 1,525
EW Scripps Co. Class A * 5,610 12,398
Extreme Networks, Inc. * 6,952 116,376
Figs, Inc. Class A * 13,928 86,214
fuboTV, Inc. * 31,848 40,128
Gannett Co., Inc. * 16,896 85,494
Globalstar, Inc. * 12,844 26,587
Gogo, Inc. * 3,773 30,524
Gray Television, Inc. 10,159 32,001
Groupon, Inc. * 1,370 16,645
HealthStream, Inc. 1,389 44,170
IDT Corp. Class B  485 23,047
iHeartMedia, Inc. Class A * 12,063 23,885
Innovid Corp. * (Israel)  11,140 34,423
Lands' End, Inc. * 1,707 22,430
Liberty Latin America Ltd. Class A * 5,344 33,988
Liberty Latin America Ltd. Class C * 13,217 83,796
LifeMD, Inc. * 1,730 8,563
LiveOne, Inc. * 1,645 2,418
Lumen Technologies, Inc. * 117,179 622,220
Magnite, Inc. * 1,690 26,905
National CineMedia, Inc. * 8,502 56,453
NETGEAR, Inc. * 3,322 92,584
Nextdoor Holdings, Inc. * 21,141 50,104
Ooma, Inc. * 2,313 32,521

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Opendoor Technologies, Inc. * 68,806 $ 110,090
Powerfleet, Inc. NJ * 11,128 74,112
Preformed Line Products Co. 144 18,402
RealReal, Inc. * 3,328 36,375
Ribbon Communications, Inc. * 10,602 44,104
RumbleON, Inc. Class B * 1,928 10,469
Scholastic Corp. 2,808 59,895
Shenandoah Telecommunications Co. 5,460 68,851
Shutterstock, Inc. 696 21,124
Solo Brands, Inc. Class A * 4,197 4,785
Sphere Entertainment Co. * 3,160 127,411
Spok Holdings, Inc. 1,577 25,311
Stagwell, Inc. * 8,163 53,712
Stitch Fix, Inc. Class A * 10,873 46,863
TEGNA, Inc. 21,124 386,358
Telephone & Data Systems, Inc. 11,489 391,890
TrueCar, Inc. * 10,444 38,956
Vacasa, Inc. Class A * 1,840 9,016
Viasat, Inc. * 14,369 122,280
Viavi Solutions, Inc. * 25,630 258,863
WideOpenWest, Inc. * 5,555 27,553
Ziff Davis, Inc. * 5,308 288,437
5,965,220
Consumer, Cyclical - 11.3%
spacing
A-Mark Precious Metals, Inc. 2,094 57,376
Academy Sports & Outdoors, Inc. 5,966 343,224
Adient PLC * 10,332 178,020
Aeva Technologies, Inc. * 3,147 14,948
Allegiant Travel Co. 1,826 171,863
AMC Entertainment Holdings, Inc. Class A * 39,076 155,522
American Axle & Manufacturing Holdings,
Inc. * 13,485 78,618
American Eagle Outfitters, Inc. 4,483 74,732
America's Car-Mart, Inc. * 617 31,621
Arhaus, Inc. 964 9,062
Arko Corp. 7,796 51,376
Asbury Automotive Group, Inc. * 2,363 574,280
Aurora Innovation, Inc. * 50,579 318,648
Bally's Corp. * 2,711 48,500
Beacon Roofing Supply, Inc. * 459 46,625
Beazer Homes USA, Inc. * 3,192 87,652
Biglari Holdings, Inc. Class B * 61 15,512
BJ's Restaurants, Inc. * 1,071 37,630
Blink Charging Co. * 6,830 9,494
Bloomin' Brands, Inc. 4,632 56,557
BlueLinx Holdings, Inc. * 1,016 103,795
Brinker International, Inc. * 562 74,347
Caleres, Inc. 2,859 66,214
Canoo, Inc. * 209 295
Century Communities, Inc. 2,993 219,566
Champion Homes, Inc. * 3,270 288,087
Cinemark Holdings, Inc. * 2,723 84,359
Citi Trends, Inc. * 766 20,107
Clarus Corp. 1,633 7,365
Clean Energy Fuels Corp. * 18,703 46,945
Commercial Vehicle Group, Inc. * 4,407 10,929
Cooper-Standard Holdings, Inc. * 1,950 26,442
Cracker Barrel Old Country Store, Inc. 2,108 111,429
Daktronics, Inc. * 3,611 60,881
Dana, Inc. 15,408 178,116
Denny's Corp. * 884 5,348
Designer Brands, Inc. Class A  5,274 28,163
Destination XL Group, Inc. * 5,856 15,753
a Shares Value
Dine Brands Global, Inc. 1,677 $ 50,478
Douglas Dynamics, Inc. 393 9,287
El Pollo Loco Holdings, Inc. * 2,887 33,316
Empire Resorts, Inc. (Escrow) * ± Ω 81 –
Escalade, Inc. 1,053 15,037
Ethan Allen Interiors, Inc. 2,530 71,118
Everi Holdings, Inc. * 4,167 56,296
EVgo, Inc. * 10,423 42,213
Flexsteel Industries, Inc. 545 29,615
Foot Locker, Inc. * 9,751 212,182
Forestar Group, Inc. * 1,871 48,496
Fox Factory Holding Corp. * 4,965 150,291
Full House Resorts, Inc. * 2,107 8,597
Funko, Inc. Class A * 3,617 48,432
G-III Apparel Group Ltd. * 4,661 152,042
Genesco, Inc. * 946 40,441
Global Business Travel Group I * 1,522 14,124
GMS, Inc. * 525 44,536
Golden Entertainment, Inc. 2,366 74,766
Goodyear Tire & Rubber Co. * 33,617 302,553
Green Brick Partners, Inc. * 2,532 143,033
Group 1 Automotive, Inc. 1,545 651,187
GrowGeneration Corp. * 6,215 10,503
H&E Equipment Services, Inc. 334 16,353
Hamilton Beach Brands Holding Co.
Class A  981 16,510
Haverty Furniture Cos., Inc. 1,589 35,371
HNI Corp. 3,099 156,097
Holley, Inc. * 1,751 5,288
Hooker Furnishings Corp. 1,196 16,756
Hovnanian Enterprises, Inc. Class A * 544 72,798
Hudson Technologies, Inc. * 4,002 22,331
Hyliion Holdings Corp. * 16,562 43,227
indie Semiconductor, Inc. Class A * (China)  12,620 51,111
Interface, Inc. 6,112 148,827
International Game Technology PLC 11,637 205,509
iRobot Corp. * 3,310 25,652
JAKKS Pacific, Inc. * 951 26,771
JetBlue Airways Corp. * 36,445 286,458
Johnson Outdoors, Inc. Class A  508 16,764
KB Home 6,724 441,901
La-Z-Boy, Inc. 4,911 213,972
Landsea Homes Corp. * 1,747 14,832
Leslie's, Inc. * 7,960 17,751
LGI Homes, Inc. * 2,181 194,981
Life Time Group Holdings, Inc. * 7,117 157,428
Lifetime Brands, Inc. 1,678 9,917
Lindblad Expeditions Holdings, Inc. * 1,160 13,758
Lions Gate Entertainment Corp. Class A * 9,938 84,870
Lions Gate Entertainment Corp. Class B * 11,027 83,254
Lovesac Co. * 777 18,384
Luminar Technologies, Inc. * 243 1,307
M/I Homes, Inc. * 3,113 413,873
Madison Square Garden Entertainment
Corp. * 4,021 143,148
Malibu Boats, Inc. Class A * 2,389 89,802
Marcus Corp. 2,851 61,296
MarineMax, Inc. * 2,503 72,462
MasterCraft Boat Holdings, Inc. * 1,849 35,260
Meritage Homes Corp. 4,085 628,355
Methode Electronics, Inc. 4,101 48,351
Miller Industries, Inc. 1,185 77,452
MillerKnoll, Inc. 8,212 185,509
Movado Group, Inc. 1,721 33,869

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
MRC Global, Inc. * 9,917 $ 126,739
National Vision Holdings, Inc. * 8,413 87,663
Nu Skin Enterprises, Inc. Class A  5,918 40,775
ODP Corp. * 4,140 94,144
OneWater Marine, Inc. Class A * 1,258 21,864
OPENLANE, Inc. * 12,497 247,940
Oxford Industries, Inc. 501 39,469
Papa John's International, Inc. 1,016 41,727
PC Connection, Inc. 1,376 95,315
Peloton Interactive, Inc. Class A * 2,940 25,578
Petco Health & Wellness Co., Inc. * 9,774 37,239
Phinia, Inc. 5,175 249,280
Portillo's, Inc. Class A * 1,139 10,707
PriceSmart, Inc. 1,104 101,756
Purple Innovation, Inc. * 6,191 4,829
RCI Hospitality Holdings, Inc. 412 23,678
Red Rock Resorts, Inc. Class A  3,204 148,153
Reservoir Media, Inc. * 1,787 16,172
Resideo Technologies, Inc. * 17,223 396,990
REV Group, Inc. 1,417 45,160
Revelyst, Inc. * 6,774 130,264
Rocky Brands, Inc. 617 14,068
Rush Enterprises, Inc. Class A  7,219 395,529
Rush Enterprises, Inc. Class B  836 45,512
Sabre Corp. * 34,668 126,538
Sally Beauty Holdings, Inc. * 12,113 126,581
ScanSource, Inc. * 3,096 146,905
SES AI Corp. * 5,605 12,275
Shoe Carnival, Inc. 2,136 70,659
Shyft Group, Inc. 3,584 42,076
Signet Jewelers Ltd. (NYSE) 4,998 403,389
Six Flags Entertainment Corp. 2,842 136,956
SkyWest, Inc. * 4,722 472,814
Sleep Number Corp. * 2,482 37,826
Solid Power, Inc. * 17,779 33,602
Sonic Automotive, Inc. Class A  1,194 75,640
Sonos, Inc. * 1,614 24,275
Standard Motor Products, Inc. 2,397 74,259
Steelcase, Inc. Class A  11,271 133,223
Sun Country Airlines Holdings, Inc. * 2,327 33,928
Superior Group of Cos., Inc. 1,308 21,621
Taylor Morrison Home Corp. * 11,955 731,766
ThredUp, Inc. Class A * 8,090 11,245
Tile Shop Holdings, Inc. * 1,134 7,859
Tilly's, Inc. Class A * 1,496 6,358
Titan International, Inc. * 5,857 39,769
Titan Machinery, Inc. * 2,141 30,252
Topgolf Callaway Brands Corp. * 16,535 129,965
Traeger, Inc. * 3,942 9,421
Tri Pointe Homes, Inc. * 7,517 272,566
UniFirst Corp. 1,820 311,384
United Parks & Resorts, Inc. * 353 19,835
Urban Outfitters, Inc. * 5,183 284,443
Vera Bradley, Inc. * 2,217 8,713
Victoria's Secret & Co. * 6,902 285,881
Virco Mfg. Corp. 1,243 12,741
VSE Corp. 1,615 153,586
Wabash National Corp. 5,175 88,648
Webtoon Entertainment, Inc. * (South
Korea)  1,103 14,979
Weyco Group, Inc. 379 14,231
Winmark Corp. 292 114,776
Winnebago Industries, Inc. 3,516 167,994
Xperi, Inc. * 5,368 55,129
a Shares Value
Zumiez, Inc. * 1,917 $ 36,749
17,326,907
Consumer, Non-Cyclical - 13.9%
spacing
2seventy bio, Inc. * 5,804 17,064
4D Molecular Therapeutics, Inc. * 2,175 12,115
89bio, Inc. * 9,658 75,526
ABM Industries, Inc. 7,922 405,448
Absci Corp. * 3,388 8,877
Acacia Research Corp. * 2,482 10,772
ACCO Brands Corp. 10,392 54,558
Accolade, Inc. * 5,618 19,214
ACELYRIN, Inc. * 8,447 26,524
Achieve Life Sciences, Inc. * 927 3,263
Acrivon Therapeutics, Inc. * 1,488 8,958
Acumen Pharmaceuticals, Inc. * 5,141 8,842
AdaptHealth Corp. * 6,516 62,032
Adaptive Biotechnologies Corp. * 13,352 80,045
ADC Therapeutics SA * (Switzerland)  4,449 8,853
Addus HomeCare Corp. * 1,205 151,047
Adtalem Global Education, Inc. * 3,581 325,334
Adverum Biotechnologies, Inc. * 2,716 12,684
Agenus, Inc. * 2,670 7,316
Agios Pharmaceuticals, Inc. * 6,729 221,115
Akebia Therapeutics, Inc. * 22,221 42,220
Akero Therapeutics, Inc. * 6,734 187,340
Aldeyra Therapeutics, Inc. * 5,300 26,447
Alico, Inc. 694 17,995
Alight, Inc. Class A * 50,789 351,460
Allogene Therapeutics, Inc. * 14,821 31,569
Altimmune, Inc. * 3,883 27,996
Alto Neuroscience, Inc. * 611 2,585
Alumis, Inc. * 490 3,851
American Public Education, Inc. * 1,710 36,885
Amneal Pharmaceuticals, Inc. * 3,138 24,853
Anavex Life Sciences Corp. * 6,426 69,015
Andersons, Inc. 3,607 146,156
AngioDynamics, Inc. * 4,056 37,153
ANI Pharmaceuticals, Inc. * 506 27,972
Anika Therapeutics, Inc. * 1,034 17,020
Annexon, Inc. * 11,185 57,379
Applied Therapeutics, Inc. * 6,212 5,319
Aquestive Therapeutics, Inc. * 6,555 23,336
Arbutus Biopharma Corp. * 2,221 7,263
Arcturus Therapeutics Holdings, Inc. * 190 3,224
Ardent Health Partners, Inc. * 349 5,961
ArriVent Biopharma, Inc. * 1,292 34,419
Artiva Biotherapeutics, Inc. * (South Korea)  843 8,497
Artivion, Inc. * 941 26,903
Astria Therapeutics, Inc. * 688 6,151
Atea Pharmaceuticals, Inc. * 8,081 27,071
Atossa Therapeutics, Inc. * 14,301 13,502
AtriCure, Inc. * 2,044 62,465
Aura Biosciences, Inc. * 5,255 43,196
Aurinia Pharmaceuticals, Inc. * (Canada)  3,977 35,713
Avanos Medical, Inc. * 4,926 78,422
Aveanna Healthcare Holdings, Inc. * 2,195 10,031
Avid Bioservices, Inc. * 349 4,310
B&G Foods, Inc. 8,593 59,206
Barrett Business Services, Inc. 179 7,776
Beam Therapeutics, Inc. * 9,044 224,291
BioLife Solutions, Inc. * 484 12,565
Bioventus, Inc. Class A * 2,761 28,990
Black Diamond Therapeutics, Inc. * 875 1,872

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Blade Air Mobility, Inc. * 6,612 $ 28,101
Bluebird Bio, Inc. * 1,423 11,868
Bridgebio Pharma, Inc. * 6,331 173,723
BrightView Holdings, Inc. * 7,129 113,993
Brookdale Senior Living, Inc. * 2,830 14,235
C4 Therapeutics, Inc. * 7,114 25,610
Cabaletta Bio, Inc. * 4,475 10,158
Cal-Maine Foods, Inc. 4,504 463,552
Calavo Growers, Inc. 1,574 40,137
Capricor Therapeutics, Inc. * 903 12,461
Cardiff Oncology, Inc. * 3,781 16,410
CareDx, Inc. * 4,639 99,321
Cargo Therapeutics, Inc. * 3,604 51,970
Caribou Biosciences, Inc. * 9,504 15,111
Carriage Services, Inc. 389 15,502
Cass Information Systems, Inc. 222 9,082
Castle Biosciences, Inc. * 2,034 54,206
Celcuity, Inc. * 125 1,636
Celldex Therapeutics, Inc. * 1,528 38,613
Central Garden & Pet Co. * 1,819 70,577
Central Garden & Pet Co. Class A * 3,881 128,267
Century Therapeutics, Inc. * 5,161 5,213
CG oncology, Inc. * 2,153 61,748
Chegg, Inc. * 11,434 18,409
Cibus, Inc. * 2,165 6,019
Cimpress PLC * (Ireland)  593 42,530
Climb Bio, Inc. * 3,780 6,804
Cogent Biosciences, Inc. * 988 7,706
Coherus Biosciences, Inc. * 9,036 12,470
Community Health Systems, Inc. * 6,775 20,257
Compass Therapeutics, Inc. * 10,950 15,877
CompoSecure, Inc. Class A  432 6,623
Concentra Group Holdings Parent, Inc. 3,781 74,788
Contineum Therapeutics, Inc. Class A * 340 4,981
Corbus Pharmaceuticals Holdings, Inc. * 421 4,968
CoreCivic, Inc. * 12,773 277,685
CorMedix, Inc. * 833 6,747
Cross Country Healthcare, Inc. * 3,778 68,608
Cullinan Therapeutics, Inc. * 910 11,084
Custom Truck One Source, Inc. * 1,694 8,148
Cytek Biosciences, Inc. * 13,943 90,490
Cytokinetics, Inc. * 12,212 574,452
Day One Biopharmaceuticals, Inc. * 673 8,527
Deluxe Corp. 5,248 118,552
Denali Therapeutics, Inc. * 6,591 134,325
Design Therapeutics, Inc. * 3,754 23,162
Dianthus Therapeutics, Inc. * 2,578 56,200
Disc Medicine, Inc. * 2,045 129,653
DLH Holdings Corp. * 824 6,617
DocGo, Inc. * 8,835 37,460
Dole PLC 9,069 122,794
Dynavax Technologies Corp. * 2,867 36,612
Edgewell Personal Care Co. 5,749 193,166
Editas Medicine, Inc. * 9,761 12,396
Elevation Oncology, Inc. * 5,460 3,072
Embecta Corp. 6,004 123,983
Emerald Holding, Inc. 1,091 5,259
Enanta Pharmaceuticals, Inc. * 2,263 13,012
Enhabit, Inc. * 4,521 35,309
Enliven Therapeutics, Inc. * 148 3,330
Ennis, Inc. 1,882 39,691
Entrada Therapeutics, Inc. * 2,770 47,893
Erasca, Inc. * 20,413 51,237
Esperion Therapeutics, Inc. * 15,702 34,544
a Shares Value
EyePoint Pharmaceuticals, Inc. * 3,276 $ 24,406
Fate Therapeutics, Inc. * 11,558 19,071
Fennec Pharmaceuticals, Inc. * (Canada)  1,216 7,685
First Advantage Corp. * 2,448 45,851
Foghorn Therapeutics, Inc. * 1,371 6,471
Forrester Research, Inc. * 1,293 20,261
Fresh Del Monte Produce, Inc. 3,974 131,977
Fulcrum Therapeutics, Inc. * 4,384 20,605
Fulgent Genetics, Inc. * 2,223 41,059
GeneDx Holdings Corp. * 1,294 99,457
Generation Bio Co. * 5,074 5,378
GEO Group, Inc. * 14,659 410,159
Geron Corp. * 20,446 72,379
Graham Holdings Co. Class B  407 354,871
Green Dot Corp. Class A * 2,986 31,771
Gyre Therapeutics, Inc. * 912 11,035
Hain Celestial Group, Inc. * 10,132 62,312
Harvard Bioscience, Inc. * 1,933 4,079
Healthcare Services Group, Inc. * 8,232 95,615
Heidrick & Struggles International, Inc. 2,357 104,439
Helen of Troy Ltd. * 2,655 158,849
Herbalife Ltd. * 3,804 25,449
Heron Therapeutics, Inc. * 12,081 18,484
Hertz Global Holdings, Inc. * 14,573 53,337
HF Foods Group, Inc. * 4,457 14,307
HilleVax, Inc. * 1,752 3,627
Honest Co., Inc. * 5,624 38,974
ICU Medical, Inc. * 2,516 390,408
IGM Biosciences, Inc. * 461 2,817
ImmunityBio, Inc. * 4,017 10,283
Information Services Group, Inc. 4,400 14,696
Ingles Markets, Inc. Class A  1,684 108,517
Inhibrx Biosciences, Inc. * 516 7,946
Inmode Ltd. * 7,969 133,082
Innovage Holding Corp. * 776 3,050
Innoviva, Inc. * 5,605 97,247
Inogen, Inc. * 2,736 25,089
Inovio Pharmaceuticals, Inc. * 3,389 6,202
Inozyme Pharma, Inc. * 6,337 17,553
Integer Holdings Corp. * 1,165 154,386
Integra LifeSciences Holdings Corp. * 7,831 177,607
Intellia Therapeutics, Inc. * 11,989 139,792
Invivyd, Inc. * 8,775 3,888
Ironwood Pharmaceuticals, Inc. * 10,149 44,960
iTeos Therapeutics, Inc. * 3,069 23,570
John Wiley & Sons, Inc. Class A  2,173 94,982
Kelly Services, Inc. Class A  3,497 48,748
Kodiak Sciences, Inc. * 3,909 38,895
Korn Ferry 6,523 439,976
Korro Bio, Inc. * 517 19,682
Kyverna Therapeutics, Inc. * 539 2,016
Laureate Education, Inc. * 2,942 53,809
LENZ Therapeutics, Inc. 1,488 42,959
Lexicon Pharmaceuticals, Inc. * 6,958 5,138
Lifecore Biomedical, Inc. * 2,228 16,554
LifeStance Health Group, Inc. * 8,562 63,102
Ligand Pharmaceuticals, Inc. * 2,021 216,550
Limoneira Co. 1,854 45,349
Lincoln Educational Services Corp. * 2,875 45,482
LivaNova PLC * 5,937 274,942
Lyell Immunopharma, Inc. * 18,833 12,053
MacroGenics, Inc. * 734 2,385
MannKind Corp. * 6,622 42,579
MarketWise, Inc. 5,401 3,065

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Marqeta, Inc. Class A * 8,341 $ 31,612
Matthews International Corp. Class A  3,415 94,527
MaxCyte, Inc. * 11,334 47,149
Medifast, Inc. * 1,372 24,175
MeiraGTx Holdings PLC * 1,436 8,745
Mersana Therapeutics, Inc. * 6,407 9,162
MiMedx Group, Inc. * 6,964 66,994
Mineralys Therapeutics, Inc. * 2,646 32,572
Mission Produce, Inc. * 4,122 59,233
Mister Car Wash, Inc. * 1,355 9,878
ModivCare, Inc. * 530 6,275
Monro, Inc. 3,412 84,618
Monte Rosa Therapeutics, Inc. * 4,865 33,763
Myriad Genetics, Inc. * 10,435 143,064
Nano-X Imaging Ltd. * (Israel)  452 3,254
National HealthCare Corp. 1,460 157,038
Natural Grocers by Vitamin Cottage, Inc. 829 32,928
Nature's Sunshine Products, Inc. * 869 12,740
Nautilus Biotechnology, Inc. SPAC * 3,561 5,982
Nektar Therapeutics * 21,434 19,934
Neogen Corp. * 25,113 304,872
NeoGenomics, Inc. * 13,558 223,436
Neurogene, Inc. * 657 15,019
Nevro Corp. * 4,189 15,583
Nkarta, Inc. * 6,353 15,819
Novavax, Inc. * 3,878 31,179
Nurix Therapeutics, Inc. * 2,742 51,659
Nuvation Bio, Inc. * 20,920 55,647
Olaplex Holdings, Inc. * 15,959 27,609
Olema Pharmaceuticals, Inc. * 3,407 19,863
Omeros Corp. * 4,235 41,842
OmniAb, Inc. * 7,744 27,414
Omnicell, Inc. * 5,281 235,110
OPKO Health, Inc. * 37,483 55,100
Option Care Health, Inc. * 10,535 244,412
OraSure Technologies, Inc. * 7,227 26,089
Orchestra BioMed Holdings, Inc. * 1,727 6,908
Organogenesis Holdings, Inc. * 7,297 23,350
ORIC Pharmaceuticals, Inc. * 5,467 44,119
Orthofix Medical, Inc. * 3,729 65,108
OrthoPediatrics Corp. * 1,760 40,797
Outlook Therapeutics, Inc. * 427 807
Owens & Minor, Inc. * 7,413 96,888
Pacific Biosciences of California, Inc. * 31,334 57,341
Pacira BioSciences, Inc. * 4,855 91,468
Patterson Cos., Inc. 7,459 230,185
Payoneer Global, Inc. * 4,765 47,841
Paysafe Ltd. * 3,860 66,006
Pediatrix Medical Group, Inc. * 9,756 127,999
Perdoceo Education Corp. 4,042 106,992
Performant Healthcare, Inc. * 2,049 6,188
Perspective Therapeutics, Inc. * 873 2,785
Phathom Pharmaceuticals, Inc. * 3,123 25,359
Phibro Animal Health Corp. Class A  1,789 37,569
Pliant Therapeutics, Inc. * 6,568 86,501
Poseida Therapeutics, Inc. * 5,568 53,453
Precigen, Inc. * 14,853 16,635
Prelude Therapeutics, Inc. * 1,379 1,758
Prestige Consumer Healthcare, Inc. * 5,693 444,566
Primo Brands Corp. Class A  16,865 518,936
PROG Holdings, Inc. 4,173 176,351
ProKidney Corp. * 963 1,627
Prothena Corp. PLC * (Ireland)  1,985 27,492
PTC Therapeutics, Inc. * 2,238 101,023
a Shares Value
Puma Biotechnology, Inc. * 3,353 $ 10,227
Pyxis Oncology, Inc. * 6,961 10,859
Q32 Bio, Inc. * 760 2,614
Quad/Graphics, Inc. 1,542 10,748
Quanex Building Products Corp. 5,184 125,660
Quanterix Corp. * 3,518 37,396
Quantum-Si, Inc. * 11,435 30,874
Quipt Home Medical Corp. * 1,893 5,774
Rapport Therapeutics, Inc. * 559 9,917
RAPT Therapeutics, Inc. * 2,477 3,914
REGENXBIO, Inc. * 5,326 41,170
Regulus Therapeutics, Inc. * 6,167 9,744
Relay Therapeutics, Inc. * 11,453 47,186
Repay Holdings Corp. * 10,578 80,710
Replimune Group, Inc. * 7,007 84,855
Resources Connection, Inc. 3,287 28,038
REVOLUTION Medicines, Inc. * 7,179 314,009
Rigel Pharmaceuticals, Inc. * 435 7,317
Sage Therapeutics, Inc. * 6,367 34,573
Savara, Inc. * 1,468 4,507
Scholar Rock Holding Corp. * 937 40,497
Scilex Holding Co. * 6,404 2,731
Select Medical Holdings Corp. 3,968 74,797
Seneca Foods Corp. Class A * 477 37,807
Sezzle, Inc. * 36 9,209
SI-BONE, Inc. * 527 7,389
SIGA Technologies, Inc. 1,575 9,466
Skye Bioscience, Inc. * 1,047 2,963
Solid Biosciences, Inc. * 2,840 11,360
Sonida Senior Living, Inc. * 113 2,608
SoundThinking, Inc. * 222 2,899
SpartanNash Co. 3,850 70,532
Spyre Therapeutics, Inc. * 3,851 89,651
StoneCo Ltd. Class A * (Brazil)  16,546 131,872
Strategic Education, Inc. 2,609 243,733
Summit Therapeutics, Inc. * 909 16,221
Supernus Pharmaceuticals, Inc. * 5,341 193,131
Surgery Partners, Inc. * 8,936 189,175
Surmodics, Inc. * 530 20,988
Sutro Biopharma, Inc. * 9,450 17,388
Tactile Systems Technology, Inc. * 2,420 41,455
Tejon Ranch Co. * 1,842 29,288
Teladoc Health, Inc. * 16,801 152,721
Tenaya Therapeutics, Inc. * 4,575 6,542
Terns Pharmaceuticals, Inc. * 6,262 34,691
Theravance Biopharma, Inc. * 4,029 37,913
Third Harmonic Bio, Inc. * 2,270 23,358
Tourmaline Bio, Inc. * 2,693 54,614
Travere Therapeutics, Inc. * 8,856 154,271
TreeHouse Foods, Inc. * 5,528 194,199
Trevi Therapeutics, Inc. * 2,714 11,182
TrueBlue, Inc. * 3,553 29,845
TScan Therapeutics, Inc. * 1,001 3,043
Turning Point Brands, Inc. 255 15,325
United Natural Foods, Inc. * 6,907 188,630
Universal Corp. 2,865 157,117
UroGen Pharma Ltd. * 918 9,777
USANA Health Sciences, Inc. * 1,055 37,864
Utah Medical Products, Inc. 222 13,646
Utz Brands, Inc. 1,960 30,694
Vanda Pharmaceuticals, Inc. * 6,277 30,067
Varex Imaging Corp. * 4,283 62,489
Ventyx Biosciences, Inc. * 6,958 15,238
Veracyte, Inc. * 8,969 355,172

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Veru, Inc. * 3,125 $ 2,033
Verve Therapeutics, Inc. * 8,276 46,677
Village Super Market, Inc. Class A  933 29,753
Vir Biotechnology, Inc. * 10,320 75,749
Viridian Therapeutics, Inc. * 2,469 47,331
Voyager Therapeutics, Inc. * 4,981 28,242
Waldencast PLC Class A * 2,684 10,790
WaVe Life Sciences Ltd. * 1,356 16,774
Weis Markets, Inc. 1,865 126,298
Werewolf Therapeutics, Inc. * 1,685 2,494
Willdan Group, Inc. * 1,491 56,792
XBiotech, Inc. * 2,536 10,017
Xencor, Inc. * 3,844 88,335
XOMA Royalty Corp. * 226 5,939
Zentalis Pharmaceuticals, Inc. * 6,537 19,807
Zevra Therapeutics, Inc. * 2,222 18,531
Zimvie, Inc. * 3,197 44,598
Zymeworks, Inc. * 6,483 94,911
21,295,236
Energy - 7.0%
spacing
Aemetis, Inc. * 3,949 10,623
Amplify Energy Corp. * 3,771 22,626
Arch Resources, Inc. 2,077 293,314
Aris Water Solutions, Inc. Class A  2,955 70,772
Berry Corp. 6,605 27,279
Borr Drilling Ltd. * (Mexico)  26,559 103,580
Bristow Group, Inc. * 2,791 95,731
California Resources Corp. 8,200 425,498
CNX Resources Corp. * 17,481 641,028
Comstock Resources, Inc. * 10,986 200,165
CONSOL Energy, Inc. 3,470 370,180
Crescent Energy Co. Class A  13,690 200,011
CVR Energy, Inc. 667 12,500
Delek U.S. Holdings, Inc. 5,653 104,580
Diversified Energy Co. PLC ~ 4,914 82,555
DMC Global, Inc. * 1,770 13,009
DNOW, Inc. * 12,211 158,865
Energy Vault Holdings, Inc. * 11,533 26,295
Evolution Petroleum Corp. 1,194 6,245
Excelerate Energy, Inc. Class A  1,977 59,804
Expro Group Holdings NV * 10,983 136,958
Forum Energy Technologies, Inc. * 827 12,810
Freyr Battery, Inc. * (Norway)  12,817 33,068
FuelCell Energy, Inc. * 1,908 17,248
FutureFuel Corp. 3,251 17,198
Geospace Technologies Corp. * 1,334 13,367
Golar LNG Ltd. (Cameroon)  11,603 491,039
Granite Ridge Resources, Inc. 3,847 24,852
Green Plains, Inc. * 5,449 51,656
Gulfport Energy Corp. * 595 109,599
Hallador Energy Co. * 2,923 33,468
Helix Energy Solutions Group, Inc. * 13,316 124,105
Helmerich & Payne, Inc. 11,712 375,018
HighPeak Energy, Inc. 1,230 18,081
Innovex International, Inc. * 3,439 48,043
Kinetik Holdings, Inc. 4,127 234,042
Kodiak Gas Services, Inc. 1,762 71,942
Liberty Energy, Inc. 17,770 353,445
Magnolia Oil & Gas Corp. Class A  973 22,749
Mammoth Energy Services, Inc. * 2,852 8,556
Matrix Service Co. * 2,959 35,419
Murphy Oil Corp. 17,692 535,360
Nabors Industries Ltd. * 704 40,248
a Shares Value
NACCO Industries, Inc. Class A  288 $ 8,588
Natural Gas Services Group, Inc. * 739 19,805
Noble Corp. PLC 5,482 172,135
Northern Oil & Gas, Inc. 11,660 433,286
NPK International, Inc. * 9,239 70,863
Oil States International, Inc. * 6,771 34,261
Par Pacific Holdings, Inc. * 6,767 110,911
Patterson-UTI Energy, Inc. 49,155 406,020
PBF Energy, Inc. Class A  12,512 332,194
Peabody Energy Corp. 15,003 314,163
Plug Power, Inc. * 79,581 169,507
PrimeEnergy Resources Corp. * 40 8,784
ProFrac Holding Corp. Class A * 2,329 18,073
ProPetro Holding Corp. * 9,979 93,104
Ranger Energy Services, Inc. Class A  1,492 23,096
REX American Resources Corp. * 1,358 56,615
Riley Exploration Permian, Inc. 1,018 32,495
Ring Energy, Inc. * 14,996 20,394
RPC, Inc. 9,397 55,818
SandRidge Energy, Inc. 2,463 28,842
SEACOR Marine Holdings, Inc. * 2,280 14,957
Seadrill Ltd. * (Norway)  5,633 219,293
Select Water Solutions, Inc. 11,005 145,706
Sitio Royalties Corp. Class A  8,792 168,631
SM Energy Co. 11,247 435,934
Solaris Energy Infrastructure, Inc. 2,881 82,915
Stem, Inc. * 11,358 6,849
SunCoke Energy, Inc. 9,622 102,955
Sunnova Energy International, Inc. * 12,274 42,100
Sunrun, Inc. * 25,337 234,367
Talos Energy, Inc. * 17,163 166,653
TPI Composites, Inc. * 6,485 12,257
Transocean Ltd. * 86,295 323,606
VAALCO Energy, Inc. 10,443 45,636
Valaris Ltd. * 2,461 108,875
Vital Energy, Inc. * 3,254 100,614
Vitesse Energy, Inc. 2,230 55,750
Warrior Met Coal, Inc. 6,049 328,098
10,737,081
Financial - 38.9%
spacing
1st Source Corp. 2,733 159,553
Acadia Realty Trust REIT 13,640 329,542
ACNB Corp. 1,199 47,756
Advanced Flower Capital, Inc. REIT 2,380 19,825
AG Mortgage Investment Trust, Inc. REIT 2,908 19,338
Alerus Financial Corp. 2,903 55,854
Alexander & Baldwin, Inc. REIT 9,287 164,751
Alpine Income Property Trust, Inc. REIT 850 14,272
AlTi Global, Inc. * 4,108 18,116
Amalgamated Financial Corp. 2,770 92,712
Ambac Financial Group, Inc. * 5,181 65,540
Amerant Bancorp, Inc. 3,921 87,870
American Assets Trust, Inc. REIT 6,456 169,535
American Coastal Insurance Corp.
Class C * 1,785 24,026
American Healthcare REIT, Inc. 16,071 456,738
American Realty Investors, Inc. * 146 2,143
Ameris Bancorp 5,465 341,945
AMERISAFE, Inc. 1,253 64,580
Ames National Corp. 1,360 22,345
Angel Oak Mortgage REIT, Inc. 1,042 9,670
Anywhere Real Estate, Inc. * 11,420 37,686

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Apartment Investment & Management Co.
Class A REIT * 6,509 $ 59,167
Apollo Commercial Real Estate Finance,
Inc. REIT 17,893 154,953
Apple Hospitality REIT, Inc. 28,603 439,056
Arbor Realty Trust, Inc. REIT 11,572 160,272
ARES Commercial Real Estate Corp. REIT 6,336 37,319
Armada Hoffler Properties, Inc. REIT 5,585 57,135
ARMOUR Residential REIT, Inc. 5,437 102,542
Arrow Financial Corp. 2,386 68,502
Associated Banc-Corp. 20,111 480,653
Atlantic Union Bankshares Corp. 7,387 279,820
Atlanticus Holdings Corp. * 635 35,420
Axos Financial, Inc. * 5,484 383,057
Banc of California, Inc. 16,044 248,040
BancFirst Corp. 2,326 272,561
Banco Latinoamericano de Comercio
Exterior SA (Panama)  3,539 125,882
Bancorp, Inc. * 178 9,368
Bank First Corp. 1,331 131,889
Bank of Hawaii Corp. 3,192 227,398
Bank of Marin Bancorp 2,492 59,235
Bank of NT Butterfield & Son Ltd.
(Bermuda)  6,133 224,161
Bank7 Corp. 762 35,555
BankUnited, Inc. 6,101 232,875
Bankwell Financial Group, Inc. 1,031 32,116
Banner Corp. 2,786 186,021
Bar Harbor Bankshares 2,657 81,251
BayCom Corp. 1,675 44,957
BCB Bancorp, Inc. 2,663 31,530
Berkshire Hills Bancorp, Inc. 3,360 95,525
BGC Group, Inc. Class A  27,092 245,454
Bit Digital, Inc. * 14,483 42,435
Blackstone Mortgage Trust, Inc.
Class A REIT 21,885 381,018
Blue Foundry Bancorp * 2,955 28,989
Bowhead Specialty Holdings, Inc. * 757 26,889
Braemar Hotels & Resorts, Inc. REIT 7,607 22,821
Brandywine Realty Trust REIT 19,565 109,564
Bread Financial Holdings, Inc. 3,102 189,408
Bridgewater Bancshares, Inc. * 2,658 35,910
BrightSpire Capital, Inc. REIT 15,806 89,146
Broadstone Net Lease, Inc. REIT 23,979 380,307
Brookfield Business Corp. Class A (Canada)  3,140 76,176
Brookline Bancorp, Inc. 7,184 84,771
BRT Apartments Corp. REIT 1,179 21,257
Burford Capital Ltd. 23,635 301,346
Burke & Herbert Financial Services Corp. 1,668 104,016
Business First Bancshares, Inc. 3,224 82,857
Byline Bancorp, Inc. 4,844 140,476
Cadence Bank 13,706 472,172
California BanCorp * 2,581 42,690
Camden National Corp. 2,344 100,183
Cannae Holdings, Inc. 6,959 138,206
Capital Bancorp, Inc. 1,632 46,512
Capital City Bank Group, Inc. 2,234 81,876
Capitol Federal Financial, Inc. 14,321 84,637
CareTrust REIT, Inc. 20,107 543,894
Carter Bankshares, Inc. * 3,111 54,722
Cathay General Bancorp 4,668 222,243
CBL & Associates Properties, Inc. REIT 667 19,616
Centerspace REIT 1,809 119,665
Central Pacific Financial Corp. 2,044 59,378
a Shares Value
Chatham Lodging Trust REIT 5,289 $ 47,337
Chemung Financial Corp. 569 27,773
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,064 16,407
Chimera Investment Corp. REIT 9,338 130,732
ChoiceOne Financial Services, Inc. 1,127 40,166
Cipher Mining, Inc. * 7,296 33,853
Citizens & Northern Corp. 2,412 44,863
Citizens Financial Services, Inc. 555 35,137
City Holding Co. 1,525 180,682
City Office REIT, Inc. 3,659 20,198
Civista Bancshares, Inc. 2,222 46,751
Claros Mortgage Trust, Inc. REIT 10,423 47,112
CNB Financial Corp. 3,345 83,157
CNO Financial Group, Inc. 12,158 452,399
Coastal Financial Corp. * 390 33,115
Colony Bankcorp, Inc. 2,905 46,887
Columbia Financial, Inc. * 3,415 53,991
Community Financial System, Inc. 4,309 265,779
Community Healthcare Trust, Inc. REIT 2,885 55,421
Community Trust Bancorp, Inc. 2,442 129,499
Community West Bancshares 2,249 43,563
Compass Diversified Holdings 8,062 186,071
ConnectOne Bancorp, Inc. 4,958 113,588
Consumer Portfolio Services, Inc. * 930 10,100
COPT Defense Properties REIT 14,051 434,878
Core Scientific, Inc. * 4,426 62,185
CrossFirst Bankshares, Inc. * 6,225 94,309
CTO Realty Growth, Inc. REIT 1,659 32,699
Curbline Properties Corp. REIT * 11,235 260,877
Cushman & Wakefield PLC * 12,553 164,193
Customers Bancorp, Inc. * 2,430 118,292
CVB Financial Corp. 15,295 327,466
Diamond Hill Investment Group, Inc. 58 8,996
DiamondRock Hospitality Co. REIT 25,426 229,597
Dime Community Bancshares, Inc. 4,761 146,329
Diversified Healthcare Trust REIT 25,586 58,848
Donegal Group, Inc. Class A  2,209 34,173
Douglas Emmett, Inc. REIT 11,423 212,011
Dynex Capital, Inc. REIT 8,872 112,231
Eagle Bancorp, Inc. 2,498 65,023
Easterly Government Properties, Inc. REIT 10,559 119,950
Eastern Bankshares, Inc. 24,342 419,900
Ellington Financial, Inc. REIT 9,337 113,164
Elme Communities REIT 10,160 155,143
Empire State Realty Trust, Inc.
Class A REIT 15,544 160,414
Employers Holdings, Inc. 2,017 103,331
Enact Holdings, Inc. 4,095 132,596
Encore Capital Group, Inc. * 2,751 131,415
Enova International, Inc. * 2,942 282,079
Enstar Group Ltd. * 1,574 506,907
Enterprise Bancorp, Inc. 1,628 64,371
Enterprise Financial Services Corp. 4,918 277,375
Equity Bancshares, Inc. Class A  2,237 94,894
Esquire Financial Holdings, Inc. 272 21,624
ESSA Bancorp, Inc. 1,425 27,788
Essent Group Ltd. 12,147 661,283
Essential Properties Realty Trust, Inc. REIT 20,254 633,545
F&G Annuities & Life, Inc. 1,084 44,921
Farmers & Merchants Bancorp, Inc. 1,881 55,395
Farmers National Banc Corp. 5,569 79,191
Farmland Partners, Inc. REIT 4,388 51,603
FB Financial Corp. 4,101 211,243

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Federal Agricultural Mortgage Corp. Class C  138 $ 27,179
Fidelis Insurance Holdings Ltd. (United
Kingdom)  6,462 117,156
Fidelity D&D Bancorp, Inc. 644 31,427
Financial Institutions, Inc. 1,752 47,812
First BanCorp 11,907 221,351
First Bancorp, Inc. 2,008 54,919
First Bancorp/Southern Pines NC 4,543 199,756
First Bancshares, Inc. 4,139 144,865
First Bank 3,045 42,843
First Busey Corp. 7,634 179,933
First Business Financial Services, Inc. 1,274 58,973
First Commonwealth Financial Corp. 8,369 141,603
First Community Bankshares, Inc. 2,522 105,016
First Financial Bancorp 7,900 212,352
First Financial Corp. 1,930 89,147
First Financial Northwest, Inc. 954 20,702
First Foundation, Inc. 5,630 34,962
First Internet Bancorp 809 29,116
First Interstate BancSystem, Inc. Class A  10,269 333,434
First Merchants Corp. 7,607 303,443
First Mid Bancshares, Inc. 3,546 130,564
First of Long Island Corp. 4,315 50,399
First Western Financial, Inc. * 821 16,051
Five Star Bancorp 2,591 77,963
Flagstar Financial, Inc. 29,885 278,827
Flushing Financial Corp. 3,180 45,410
Forge Global Holdings, Inc. * 15,698 14,613
Four Corners Property Trust, Inc. REIT 11,187 303,615
Franklin BSP Realty Trust, Inc. REIT 8,777 110,064
Franklin Street Properties Corp. REIT 11,580 21,191
FRP Holdings, Inc. * 981 30,048
FS Bancorp, Inc. 1,125 46,192
FTAI Infrastructure, Inc. 11,747 85,283
Fulton Financial Corp. 19,429 374,591
FVCBankcorp, Inc. * 2,110 26,523
GCM Grosvenor, Inc. Class A  668 8,196
Genworth Financial, Inc. * 34,471 240,952
German American Bancorp, Inc. 4,163 167,436
Getty Realty Corp. REIT 5,663 170,626
Glacier Bancorp, Inc. 13,805 693,287
Gladstone Commercial Corp. REIT 3,430 55,703
Gladstone Land Corp. REIT 2,422 26,279
Global Medical REIT, Inc. 5,816 44,900
Global Net Lease, Inc. REIT 23,526 171,740
GoHealth, Inc. Class A * 627 8,396
Granite Point Mortgage Trust, Inc. REIT 6,233 17,390
Great Southern Bancorp, Inc. 1,425 85,073
Greenlight Capital Re Ltd. Class A * 3,779 52,906
Guaranty Bancshares, Inc. 1,304 45,118
HA Sustainable Infrastructure Capital, Inc. 13,519 362,715
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  5,099 97,034
Hancock Whitney Corp. 10,018 548,185
Hanmi Financial Corp. 2,356 55,649
HarborOne Bancorp, Inc. 5,158 61,019
HBT Financial, Inc. 2,331 51,049
Heartland Financial USA, Inc. 5,425 332,580
Heritage Commerce Corp. 10,717 100,525
Heritage Financial Corp. 2,870 70,315
Heritage Insurance Holdings, Inc. * 2,859 34,594
Hilltop Holdings, Inc. 6,604 189,073
Hingham Institution For Savings 211 53,624
Hippo Holdings, Inc. * 2,373 63,525
a Shares Value
Home Bancorp, Inc. 1,131 $ 52,264
Home BancShares, Inc. 22,697 642,325
HomeStreet, Inc. * 2,468 28,185
HomeTrust Bancshares, Inc. 2,356 79,350
Hope Bancorp, Inc. 9,473 116,423
Horace Mann Educators Corp. 3,378 132,519
Horizon Bancorp, Inc. 5,003 80,598
Hudson Pacific Properties, Inc. REIT 15,789 47,841
Hut 8 Corp. * (Canada)  9,491 194,471
Independence Realty Trust, Inc. REIT 26,399 523,756
Independent Bank Corp. (IBCP US) 2,302 80,179
Independent Bank Corp. (INDB US) 3,529 226,526
Independent Bank Group, Inc. 4,184 253,843
Industrial Logistics Properties Trust REIT 6,689 24,415
Innovative Industrial Properties, Inc. REIT 3,398 226,443
International Bancshares Corp. 6,781 428,288
InvenTrust Properties Corp. REIT 8,224 247,789
Invesco Mortgage Capital, Inc. REIT 5,069 40,805
Investar Holding Corp. 1,865 40,955
Investors Title Co. 174 41,196
Jackson Financial, Inc. Class A  4,979 433,571
James River Group Holdings Ltd. 3,976 19,363
JBG SMITH Properties REIT 9,642 148,198
John Marshall Bancorp, Inc. 1,598 32,088
Kearny Financial Corp. 7,522 53,256
Kennedy-Wilson Holdings, Inc. 13,270 132,567
Kite Realty Group Trust REIT 26,209 661,515
KKR Real Estate Finance Trust, Inc. REIT 4,370 44,137
Ladder Capital Corp. REIT 15,426 172,617
Lakeland Financial Corp. 1,927 132,501
LCNB Corp. 1,902 28,777
Legacy Housing Corp. * 777 19,176
Lemonade, Inc. * 1,252 45,923
LendingClub Corp. * 13,451 217,772
LendingTree, Inc. * 218 8,448
LINKBANCORP, Inc. 2,464 18,431
Live Oak Bancshares, Inc. 689 27,250
LTC Properties, Inc. REIT 5,100 176,205
LXP Industrial Trust REIT 34,397 279,304
Macerich Co. REIT 28,124 560,230
Maiden Holdings Ltd. * 11,456 19,361
MARA Holdings, Inc. * 6,305 105,735
Marcus & Millichap, Inc. 2,844 108,811
Maui Land & Pineapple Co., Inc. * 125 2,748
MBIA, Inc. * 5,434 35,104
Medallion Financial Corp. 2,866 26,912
Mercantile Bank Corp. 2,472 109,979
Merchants Bancorp 2,297 83,772
Mercury General Corp. 2,962 196,914
Metrocity Bankshares, Inc. 2,782 88,885
Metropolitan Bank Holding Corp. * 1,385 80,884
MFA Financial, Inc. REIT 11,888 121,139
Mid Penn Bancorp, Inc. 2,378 68,582
Middlefield Banc Corp. 1,093 30,659
Midland States Bancorp, Inc. 2,374 57,926
MidWestOne Financial Group, Inc. 2,626 76,469
Mr. Cooper Group, Inc. * 4,988 478,898
MVB Financial Corp. 1,759 36,411
National Bank Holdings Corp. Class A  3,003 129,309
National Bankshares, Inc. 913 26,212
National Health Investors, Inc. REIT 5,317 368,468
Navient Corp. 10,878 144,569
NB Bancorp, Inc. * 5,525 99,781
NBT Bancorp, Inc. 3,769 180,007

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Nelnet, Inc. Class A  1,774 $ 189,481
NET Lease Office Properties REIT * 1,812 56,553
NETSTREIT Corp. REIT 6,186 87,532
New York Mortgage Trust, Inc. REIT 9,543 57,831
Newmark Group, Inc. Class A  16,449 210,712
NewtekOne, Inc. 2,992 38,208
NexPoint Diversified Real Estate Trust REIT 3,638 22,192
Nexpoint Real Estate Finance, Inc. REIT 597 9,367
NexPoint Residential Trust, Inc. REIT 2,573 107,423
NI Holdings, Inc. * 800 12,560
Nicolet Bankshares, Inc. 1,442 151,280
NMI Holdings, Inc. * 9,341 343,375
Northeast Bank 935 85,768
Northeast Community Bancorp, Inc. 1,836 44,909
Northfield Bancorp, Inc. 5,352 62,190
Northrim BanCorp, Inc. 614 47,855
Northwest Bancshares, Inc. 14,482 191,018
Norwood Financial Corp. 1,118 30,415
Oak Valley Bancorp 1,059 30,976
OceanFirst Financial Corp. 6,641 120,202
Offerpad Solutions, Inc. * 728 2,075
OFG Bancorp 3,769 159,504
Old National Bancorp 37,859 821,730
Old Second Bancorp, Inc. 5,975 106,236
One Liberty Properties, Inc. REIT 1,840 50,122
Onity Group, Inc. * 780 23,954
Orange County Bancorp, Inc. 718 39,899
Orchid Island Capital, Inc. REIT 7,349 57,175
Origin Bancorp, Inc. 3,923 130,597
Orion Office REIT, Inc. 5,796 21,503
Orrstown Financial Services, Inc. 2,611 95,589
Outfront Media, Inc. REIT 11,087 196,683
P10, Inc. Class A  364 4,590
Pacific Premier Bancorp, Inc. 7,954 198,214
Pagseguro Digital Ltd. Class A * (Brazil)  11,042 69,123
Paramount Group, Inc. REIT 21,094 104,204
Park National Corp. 1,663 285,088
Parke Bancorp, Inc. 1,955 40,097
Pathward Financial, Inc. 1,287 94,697
PCB Bancorp 2,152 43,556
Peakstone Realty Trust REIT 4,361 48,276
Peapack-Gladstone Financial Corp. 2,378 76,215
Pebblebrook Hotel Trust REIT 13,786 186,800
PennyMac Financial Services, Inc. 1,631 166,590
PennyMac Mortgage Investment Trust REIT 10,695 134,650
Peoples Bancorp of North Carolina, Inc. 683 21,344
Peoples Bancorp, Inc. 5,118 162,189
Peoples Financial Services Corp. 980 50,156
Phillips Edison & Co., Inc. REIT 12,900 483,234
Piedmont Office Realty Trust, Inc.
Class A REIT 15,441 141,285
Pioneer Bancorp, Inc. * 1,452 16,727
Plumas Bancorp 855 40,407
Plymouth Industrial REIT, Inc. 3,498 62,264
Ponce Financial Group, Inc. * 2,176 28,288
Postal Realty Trust, Inc. Class A REIT 835 10,897
PotlatchDeltic Corp. REIT 9,964 391,087
PRA Group, Inc. * 4,465 93,274
Preferred Bank 577 49,841
Premier Financial Corp. 5,472 139,919
Primis Financial Corp. 3,169 36,951
Princeton Bancorp, Inc. 749 25,788
ProAssurance Corp. * 4,193 66,711
Provident Bancorp, Inc. * 1,791 20,417
a Shares Value
Provident Financial Services, Inc. 8,344 $ 157,451
QCR Holdings, Inc. 2,333 188,133
Radian Group, Inc. 18,573 589,136
RBB Bancorp 2,903 59,482
RE/MAX Holdings, Inc. Class A * 2,147 22,908
Ready Capital Corp. REIT 21,444 146,248
Red River Bancshares, Inc. 565 30,499
Redwood Trust, Inc. REIT 15,276 99,752
Regional Management Corp. 1,008 34,252
Renasant Corp. 5,102 182,396
Republic Bancorp, Inc. Class A  1,381 96,490
Retail Opportunity Investments Corp. REIT 14,617 253,751
Riot Platforms, Inc. * 28,970 295,784
RLJ Lodging Trust REIT 18,321 187,057
RMR Group, Inc. Class A  1,479 30,527
Roadzen, Inc. * 3,658 7,974
S&T Bancorp, Inc. 3,169 121,119
Sabra Health Care REIT, Inc. 27,920 483,574
Safehold, Inc. REIT 6,234 115,204
Safety Insurance Group, Inc. 1,891 155,818
Sandy Spring Bancorp, Inc. 6,147 207,215
Seacoast Banking Corp. of Florida 7,073 194,720
Selective Insurance Group, Inc. 1,217 113,814
Selectquote, Inc. * 27,253 101,381
Service Properties Trust REIT 19,729 50,112
ServisFirst Bancshares, Inc. 4,200 355,908
Seven Hills Realty Trust REIT 2,015 26,356
Shore Bancshares, Inc. 4,085 64,747
Sierra Bancorp 2,023 58,505
Silvercrest Asset Management Group, Inc.
Class A  1,081 19,880
Simmons First National Corp. Class A  14,085 312,405
SiriusPoint Ltd. * (Sweden)  10,394 170,358
SITE Centers Corp. REIT 5,634 86,144
Skyward Specialty Insurance Group, Inc. * 3,618 182,854
SL Green Realty Corp. REIT 8,617 585,267
SmartFinancial, Inc. 2,477 76,737
South Plains Financial, Inc. 1,947 67,658
Southern First Bancshares, Inc. * 1,007 40,028
Southern Missouri Bancorp, Inc. 1,397 80,146
Southern States Bancshares, Inc. 1,184 39,439
Southside Bancshares, Inc. 3,303 104,903
SouthState Corp. 9,095 904,771
Star Holdings * 1,128 10,975
Stellar Bancorp, Inc. 5,671 160,773
Sterling Bancorp, Inc. * 2,909 13,847
Stewart Information Services Corp. 2,202 148,613
Stock Yards Bancorp, Inc. 3,452 247,198
StoneX Group, Inc. * 3,195 313,014
Stratus Properties, Inc. * 461 9,570
Summit Hotel Properties, Inc. REIT 11,313 77,494
Sunrise Realty Trust, Inc. REIT 1,074 15,122
Sunstone Hotel Investors, Inc. REIT 23,481 278,015
SWK Holdings Corp. * 406 6,439
Tanger, Inc. REIT 7,473 255,053
Terawulf, Inc. * 2,255 12,763
Terreno Realty Corp. REIT 11,138 658,701
Texas Capital Bancshares, Inc. * 5,796 453,247
Third Coast Bancshares, Inc. * 1,574 53,437
Timberland Bancorp, Inc. 1,235 37,680
Tiptree, Inc. 2,277 47,498
Tompkins Financial Corp. 1,469 99,642
Towne Bank 9,157 311,887
TPG RE Finance Trust, Inc. REIT 7,259 61,702

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Transcontinental Realty Investors, Inc.
REIT * 107 $ 3,190
TriCo Bancshares 4,505 196,869
Triumph Financial, Inc. * 184 16,722
TrustCo Bank Corp. 2,061 68,652
Trustmark Corp. 5,011 177,239
Two Harbors Investment Corp. REIT 12,113 143,297
UMB Financial Corp. 5,473 617,683
UMH Properties, Inc. REIT 6,220 117,434
United Bankshares, Inc. 15,343 576,130
United Community Banks, Inc. 12,113 391,371
United Fire Group, Inc. 2,422 68,906
Uniti Group, Inc. REIT 27,993 153,961
Unity Bancorp, Inc. 1,222 53,291
Universal Health Realty Income Trust REIT 98 3,647
Universal Insurance Holdings, Inc. 2,672 56,272
Univest Financial Corp. 4,577 135,067
Urban Edge Properties REIT 14,993 322,350
USCB Financial Holdings, Inc. 990 17,573
Valley National Bancorp 57,088 517,217
Velocity Financial, Inc. * 934 18,269
Veris Residential, Inc. REIT 8,976 149,271
Veritex Holdings, Inc. 4,339 117,847
Virginia National Bankshares Corp. 649 24,792
Virtus Investment Partners, Inc. 202 44,557
WaFd, Inc. 7,710 248,570
Walker & Dunlop, Inc. 1,223 118,888
Washington Trust Bancorp, Inc. 1,955 61,289
Waterstone Financial, Inc. 2,456 33,009
WesBanco, Inc. 7,739 251,827
West BanCorp, Inc. 2,584 55,944
Westamerica BanCorp 2,110 110,691
Whitestone REIT 4,883 69,192
World Acceptance Corp. * 73 8,208
WSFS Financial Corp. 4,876 259,062
Xenia Hotels & Resorts, Inc. REIT 12,301 182,793
59,578,204
Industrial - 11.3%
spacing
908 Devices, Inc. * 1,572 3,458
AAR Corp. * 3,250 199,160
AerSale Corp. * 3,556 22,403
Air Transport Services Group, Inc. * 5,888 129,418
Albany International Corp. Class A  2,735 218,718
Allient, Inc. 1,500 36,420
American Woodmark Corp. * 1,744 138,700
AMMO, Inc. * 11,129 12,242
Apogee Enterprises, Inc. 1,798 128,395
Applied Optoelectronics, Inc. * 4,659 171,731
Archer Aviation, Inc. Class A * 1,769 17,248
Arcosa, Inc. 5,616 543,292
Ardmore Shipping Corp. (Ireland)  4,699 57,093
Arq, Inc. * 2,778 21,029
Aspen Aerogels, Inc. * 5,654 67,170
Astec Industries, Inc. 2,636 88,570
Astronics Corp. * 3,250 51,870
AZZ, Inc. 542 44,401
Barnes Group, Inc. 5,426 256,433
Bel Fuse, Inc. Class A  217 19,547
Bel Fuse, Inc. Class B  1,190 98,139
Belden, Inc. 2,221 250,107
Benchmark Electronics, Inc. 4,308 195,583
Bloom Energy Corp. Class A * 1,955 43,421
Boise Cascade Co. 2,485 295,367
a Shares Value
Bridger Aerospace Group Holdings, Inc. * 638 $ 1,359
Caesarstone Ltd. * 1,360 5,780
ChargePoint Holdings, Inc. * 19,407 20,765
Clearwater Paper Corp. * 1,848 55,015
Columbus McKinnon Corp. 3,199 119,131
Concrete Pumping Holdings, Inc. * 2,070 13,786
Core Molding Technologies, Inc. * 643 10,635
Costamare, Inc. (Monaco)  4,725 60,716
Covenant Logistics Group, Inc. 698 38,048
CryoPort, Inc. * 850 6,613
CTS Corp. 446 23,518
DHT Holdings, Inc. 15,043 139,749
Dorian LPG Ltd. 1,916 46,693
Ducommun, Inc. * 1,589 101,156
DXP Enterprises, Inc. * 1,313 108,480
Eastern Co. 614 16,296
Eastman Kodak Co. * 7,237 47,547
EnerSys 316 29,208
Enpro, Inc. 2,265 390,599
Enviri Corp. * 9,105 70,108
ESCO Technologies, Inc. 1,502 200,081
FARO Technologies, Inc. * 2,139 54,245
FLEX LNG Ltd. (Norway)  873 20,027
Fluor Corp. * 1,747 86,162
Forward Air Corp. * 2,896 93,396
GATX Corp. 4,070 630,687
Genco Shipping & Trading Ltd. 5,016 69,923
Gencor Industries, Inc. * 724 12,779
Gibraltar Industries, Inc. * 1,738 102,368
Golden Ocean Group Ltd. (Norway)  14,255 127,725
GoPro, Inc. Class A * 14,536 15,844
GrafTech International Ltd. * 2,265 3,918
Granite Construction, Inc. 963 84,465
Great Lakes Dredge & Dock Corp. * 7,396 83,501
Greenbrier Cos., Inc. 3,634 221,638
Greif, Inc. Class A  3,251 198,701
Greif, Inc. Class B  436 29,583
Heartland Express, Inc. 2,477 27,792
Helios Technologies, Inc. 1,136 50,711
Hillenbrand, Inc. 5,505 169,444
Hillman Solutions Corp. * 18,837 183,472
Hub Group, Inc. Class A  7,689 342,622
Hyster-Yale, Inc. 542 27,604
Ichor Holdings Ltd. * 2,627 84,642
Insteel Industries, Inc. 926 25,011
International Seaways, Inc. 4,609 165,647
Intuitive Machines, Inc. * 3,336 60,582
Itron, Inc. * 509 55,267
JELD-WEN Holding, Inc. * 6,526 53,448
John Bean Technologies Corp. 5,090 646,939
Kennametal, Inc. 9,487 227,878
Kimball Electronics, Inc. * 2,581 48,342
Knowles Corp. * 9,398 187,302
Kratos Defense & Security Solutions, Inc. * 9,699 255,860
L.B. Foster Co. Class A * 975 26,227
Latham Group, Inc. * 4,717 32,830
Lindsay Corp. 533 63,059
LSB Industries, Inc. * 5,776 43,840
LSI Industries, Inc. 774 15,031
Luxfer Holdings PLC (United Kingdom)  2,990 39,139
Manitowoc Co., Inc. * 3,684 33,635
Marten Transport Ltd. 4,190 65,406
Masterbrand, Inc. * 14,738 215,322
Materion Corp. 81 8,009

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Matson, Inc. 3,960 $ 533,966
Mayville Engineering Co., Inc. * 1,319 20,735
Mercury Systems, Inc. * 6,384 268,128
Mesa Laboratories, Inc. 375 49,451
Metallus, Inc. * 4,676 66,072
MicroVision, Inc. * 12,324 16,144
Mirion Technologies, Inc. * 20,358 355,247
Mistras Group, Inc. * 2,128 19,280
Mueller Industries, Inc. 978 77,614
NANO Nuclear Energy, Inc. * 419 10,431
National Presto Industries, Inc. 429 42,222
Net Power, Inc. * 2,234 23,658
NEXTracker, Inc. Class A * 4,254 155,399
NL Industries, Inc. 986 7,661
nLight, Inc. * 4,850 50,877
NN, Inc. * 5,411 17,694
Nordic American Tankers Ltd. 20,579 51,447
Northwest Pipe Co. * 827 39,911
NV5 Global, Inc. * 5,018 94,539
O-I Glass, Inc. * 18,196 197,245
Olympic Steel, Inc. 1,111 36,452
Orion Group Holdings, Inc. * 2,990 21,917
OSI Systems, Inc. * 58 9,711
Pactiv Evergreen, Inc. 4,104 71,697
PAMT Corp. * 631 10,336
Pangaea Logistics Solutions Ltd. 2,833 15,185
Park Aerospace Corp. 654 9,581
Park-Ohio Holdings Corp. 926 24,326
Plexus Corp. * 2,317 362,564
Primoris Services Corp. 565 43,166
Proficient Auto Logistics, Inc. * 1,138 9,184
Proto Labs, Inc. * 2,950 115,315
Pure Cycle Corp. * 1,443 18,297
PureCycle Technologies, Inc. * 11,800 120,950
Radiant Logistics, Inc. * 2,481 16,623
Ranpak Holdings Corp. * 4,956 34,097
Redwire Corp. * 1,980 32,591
Ryerson Holding Corp. 3,373 62,434
Safe Bulkers, Inc. (Monaco)  6,774 24,183
Sanmina Corp. * 6,308 477,326
Scorpio Tankers, Inc. (Monaco)  5,422 269,419
SFL Corp. Ltd. (Norway)  9,795 100,105
SmartRent, Inc. * 21,816 38,178
Smith & Wesson Brands, Inc. 4,940 49,919
Southland Holdings, Inc. * 798 2,593
Standard BioTools, Inc. * 25,619 44,833
Standex International Corp. 282 52,731
Stoneridge, Inc. * 2,854 17,895
Sturm Ruger & Co., Inc. 1,021 36,113
Summit Materials, Inc. Class A * 14,109 713,915
Teekay Corp. Ltd. * (Bermuda)  6,205 43,001
Teekay Tankers Ltd. Class A (Canada)  2,730 108,627
Tennant Co. 1,118 91,151
Terex Corp. 7,963 368,050
Thermon Group Holdings, Inc. * 3,282 94,423
Tredegar Corp. * 2,938 22,564
TriMas Corp. 4,462 109,721
Trinity Industries, Inc. 706 24,781
Triumph Group, Inc. * 8,520 158,983
TTM Technologies, Inc. * 11,755 290,936
Turtle Beach Corp. * 817 14,142
Tutor Perini Corp. * 5,194 125,695
Twin Disc, Inc. 723 8,495
UFP Industries, Inc. 3,305 372,308
a Shares Value
Ultralife Corp. * 592 $ 4,410
Universal Logistics Holdings, Inc. 513 23,567
Vicor Corp. * 1,144 55,278
Virgin Galactic Holdings, Inc. * 2,435 14,318
Vishay Intertechnology, Inc. 14,674 248,578
Werner Enterprises, Inc. 6,351 228,128
Willis Lease Finance Corp. 333 69,114
World Kinect Corp. 6,215 170,975
Worthington Enterprises, Inc. 479 19,213
Worthington Steel, Inc. 3,951 125,721
Zurn Elkay Water Solutions Corp. 552 20,590
17,357,347
Technology - 3.1%
spacing
3D Systems Corp. * 14,701 48,219
ACM Research, Inc. Class A * 1,833 27,678
Adeia, Inc. 2,064 28,855
Alpha & Omega Semiconductor Ltd. * 2,756 102,055
Ambarella, Inc. * 2,121 154,282
ASGN, Inc. * 4,264 355,362
Asure Software, Inc. * 2,785 26,207
Bandwidth, Inc. Class A * 464 7,897
BigBear.ai Holdings, Inc. * 3,029 13,479
Cantaloupe, Inc. * 537 5,107
Cerence, Inc. * 4,863 38,175
CEVA, Inc. * 372 11,737
Cohu, Inc. * 5,572 148,772
Commvault Systems, Inc. * 345 52,064
Conduent, Inc. * 18,909 76,392
Consensus Cloud Solutions, Inc. * 2,127 50,750
Corsair Gaming, Inc. * 4,505 29,778
Cricut, Inc. Class A  817 4,657
CS Disco, Inc. * 1,727 8,618
D-Wave Quantum, Inc. * (Canada)  5,028 42,235
Daily Journal Corp. * 45 25,560
Definitive Healthcare Corp. * 6,331 26,020
Diebold Nixdorf, Inc. * 3,027 130,282
Digi International, Inc. * 4,093 123,731
Digimarc Corp. * 254 9,512
Digital Turbine, Inc. * 12,187 20,596
Diodes, Inc. * 4,747 292,747
Donnelley Financial Solutions, Inc. * 1,007 63,169
E2open Parent Holdings, Inc. * 23,655 62,922
EverCommerce, Inc. * 666 7,333
Everspin Technologies, Inc. * 789 5,042
Fastly, Inc. Class A * 3,204 30,246
Grid Dynamics Holdings, Inc. * 1,853 41,211
Health Catalyst, Inc. * 6,322 44,697
I3 Verticals, Inc. Class A * 2,379 54,812
IBEX Holdings Ltd. * 1,048 22,522
Immersion Corp. 3,691 32,222
Integral Ad Science Holding Corp. * 7,433 77,601
Life360, Inc. * 200 8,254
Logility Supply Chain Solutions, Inc. Class A  3,680 40,774
MaxLinear, Inc. * 565 11,176
Meridianlink, Inc. * 1,250 25,813
Navitas Semiconductor Corp. * 12,244 43,711
NCR Voyix Corp. * 1,777 24,594
NetScout Systems, Inc. * 8,264 178,998
Olo, Inc. Class A * 6,199 47,608
ON24, Inc. * 2,902 18,747
OneSpan, Inc. * 431 7,991
Ouster, Inc. * 4,160 50,835
Outbrain, Inc. * 4,440 31,879

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, investments with a total aggregate value of $3,111 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Pagaya Technologies Ltd. Class A * 5,421 $ 50,361
PAR Technology Corp. * 366 26,597
Penguin Solutions, Inc. * 6,109 117,232
Photronics, Inc. * 4,634 109,177
Pitney Bowes, Inc. 6,563 47,516
Planet Labs PBC * 24,648 99,578
Playstudios, Inc. * 10,724 19,947
Rackspace Technology, Inc. * 8,599 19,004
Richardson Electronics Ltd. 1,071 15,026
Rigetti Computing, Inc. * 16,180 246,907
Rimini Street, Inc. * 4,921 13,139
SolarWinds Corp. 6,134 87,410
Synaptics, Inc. * 4,219 321,994
Telos Corp. * 6,401 21,891
TTEC Holdings, Inc. 2,772 13,832
Unisys Corp. * 7,834 49,589
V2X, Inc. * 1,513 72,367
Veeco Instruments, Inc. * 703 18,840
Verint Systems, Inc. * 7,203 197,722
Vimeo, Inc. * 17,199 110,074
Vishay Precision Group, Inc. * 1,041 24,432
Waystar Holding Corp. * 1,800 66,060
Xerox Holdings Corp. 13,998 118,003
4,659,622
Utilities - 5.0%
spacing
ALLETE, Inc. 7,270 471,096
Altus Power, Inc. * 8,149 33,166
Ameresco, Inc. Class A * 2,495 58,583
American States Water Co. 1,727 134,222
Avista Corp. 9,038 331,062
Black Hills Corp. 8,290 485,131
Brookfield Infrastructure Corp.
Class A (Canada)  14,082 563,421
California Water Service Group 4,769 216,179
Chesapeake Utilities Corp. 2,489 302,040
Consolidated Water Co. Ltd. (Cayman)  996 25,786
Genie Energy Ltd. Class B  809 12,612
Hawaiian Electric Industries, Inc. * 19,321 187,993
MGE Energy, Inc. 2,410 226,444
Middlesex Water Co. 1,624 85,471
New Jersey Resources Corp. 11,135 519,448
Northwest Natural Holding Co. 4,374 173,035
Northwestern Energy Group, Inc. 7,823 418,218
ONE Gas, Inc. 6,598 456,912
Ormat Technologies, Inc. 6,529 442,144
Otter Tail Corp. 2,654 195,971
Portland General Electric Co. 11,930 520,387
RGC Resources, Inc. 481 9,649
SJW Group 3,466 170,597
Southwest Gas Holdings, Inc. 7,088 501,192
Spire, Inc. 7,071 479,626
TXNM Energy, Inc. 10,242 503,599
Unitil Corp. 1,358 73,590
York Water Co. 899 29,415
7,626,989
Total Common Stocks
    (Cost $149,949,669) 149,740,315
a Shares Value
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Value 13,688 $ 2,247,159
a
Total Exchange-Traded Funds
    (Cost $2,352,837) 2,247,159
TOTAL INVESTMENTS - 99.3%
(Cost $152,304,601) 151,991,657
DERIVATIVES - (0.0%) (5,906)
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,150,158
NET ASSETS - 100.0% $ 153,135,909
Financial 38 .9%
Consumer, Non-Cyclical 13 .9%
Industrial 11 .3%
Consumer, Cyclical 11 .3%
Energy 7 .0%
Utilities 5 .0%
Communications 3 .9%
Basic Materials 3 .4%
Technology 3 .1%
Others (each less than 3.0%) 1 .5%
99 .3%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .7%
100 .0%

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(c) As of December 31, 2024, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/25 117 $ 1,322,039 $ 1,316,133 ( $ 5,906 )
a
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 3,689 $ – $ 578 $ 3,111
Warrants 494 – 494 –
Common Stocks
Basic Materials 5,193,709 5,193,709 – –
Communications 5,965,220 5,965,220 – –
Consumer, Cyclical 17,326,907 17,326,907 – –
Consumer, Non-Cyclical 21,295,236 21,292,505 2,731 –
Energy 10,737,081 10,737,081 – –
Financial 59,578,204 59,578,204 – –
Industrial 17,357,347 17,357,347 – –
Technology 4,659,622 4,659,622 – –
Utilities 7,626,989 7,626,989 – –
Total Common Stocks 149,740,315 149,737,584 2,731 –
Exchange-Traded Funds 2,247,159 2,247,159 – –
Total Assets 151,991,657 151,984,743 3,803 3,111
Liabilities Derivatives:
Equity Contracts
Futures (5,906) (5,906) – –
Total Liabilities (5,906) (5,906) – –
Total $ 151,985,751 $ 151,978,837 $ 3,803 $ 3,111

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 1.4%
Brazil - 0.9%
spacing
Banco Bradesco SA 55,690 $ 104,714
Centrais Eletricas Brasileiras SA Class B  2,200 13,461
Cia Energetica de Minas Gerais 19,058 33,997
Cia Paranaense de Energia - Copel Class B  11,400 16,863
Gerdau SA 14,522 42,407
Itau Unibanco Holding SA 50,600 250,314
Itausa SA 59,547 85,067
Petroleo Brasileiro SA 35,400 209,373
756,196
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  1,495 54,952
Colombia - 0.0%
spacing
Bancolombia SA 3,904 31,155
Russia - 0.0%
spacing
Surgutneftegas PJSC ± Ω 44,600 –
South Korea - 0.4%
spacing
Hyundai Motor Co. 609 63,372
LG Chem Ltd. 57 6,094
Samsung Electronics Co. Ltd. 8,544 253,774
323,240
Total Preferred Stocks
    (Cost $1,412,464) 1,165,543
COMMON STOCKS - 97.5%
Brazil - 3.1%
spacing
Ambev SA 49,300 93,743
B3 SA - Brasil Bolsa Balcao 56,800 94,383
Banco Bradesco SA 16,400 28,295
Banco BTG Pactual SA 12,300 54,107
Banco do Brasil SA 17,700 68,635
BB Seguridade Participacoes SA 7,200 42,212
BRF SA 5,400 22,001
Caixa Seguridade Participacoes SA 6,200 14,291
CCR SA 10,700 17,607
Centrais Eletricas Brasileiras SA 12,900 72,660
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 5,000 71,521
Cia Siderurgica Nacional SA 6,900 9,868
Cosan SA 12,500 16,724
CPFL Energia SA 2,300 11,758
Embraer SA * 7,400 67,869
Energisa SA 2,500 14,744
Engie Brasil Energia SA 2,100 12,053
Equatorial Energia SA 12,271 54,373
Hapvida Participacoes e Investimentos SA
* ~ 51,543 18,604
Hypera SA 4,000 11,699
Inter & Co., Inc. Class A  2,585 10,909
Klabin SA 8,460 31,772
Localiza Rent a Car SA 9,631 50,164
Natura & Co. Holding SA 9,500 19,604
NU Holdings Ltd. Class A * 30,810 319,192
Petroleo Brasileiro SA 49,400 318,247
a Shares Value
PRIO SA * 8,400 $ 55,061
Raia Drogasil SA 13,424 47,783
Rede D'Or Sao Luiz SA ~ 8,340 34,309
Rumo SA 13,600 39,262
StoneCo Ltd. Class A * 2,684 21,391
Suzano SA 7,300 73,424
Telefonica Brasil SA 4,300 32,777
TIM SA 9,000 21,214
TOTVS SA 6,000 26,003
Ultrapar Participacoes SA 7,500 19,486
Vale SA 35,553 314,418
Vibra Energia SA 10,626 30,653
WEG SA 17,500 149,482
XP, Inc. Class A  3,897 46,179
2,458,477
Chile - 0.3%
spacing
Banco de Chile 477,931 54,319
Banco de Credito e Inversiones SA 921 25,550
Banco Santander Chile 686,874 32,652
Cencosud SA 13,278 29,360
Empresas CMPC SA 11,827 18,562
Empresas Copec SA 4,083 24,974
Enel Americas SA 217,973 19,146
Enel Chile SA 289,719 16,751
Falabella SA * 9,360 33,066
Latam Airlines Group SA 1,553,032 21,435
275,815
China - 27.5%
spacing
360 Security Technology, Inc. Class A  4,700 6,664
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,600 3,428
AAC Technologies Holdings, Inc. 8,000 38,364
Accelink Technologies Co. Ltd. Class A  500 3,561
ACM Research Shanghai, Inc. Class A  186 2,547
Advanced Micro-Fabrication Equipment, Inc.
China Class A  390 10,099
AECC Aero-Engine Control Co. Ltd. Class A  800 2,436
AECC Aviation Power Co. Ltd. Class A  1,700 9,648
Agricultural Bank of China Ltd. Class A  48,300 35,336
Agricultural Bank of China Ltd. Class H  295,000 167,418
Aier Eye Hospital Group Co. Ltd. Class A  5,936 10,774
Air China Ltd. Class A * 6,800 7,370
Airtac International Group 1,232 31,645
Akeso, Inc. * ~ 6,000 46,695
Alibaba Group Holding Ltd. 170,120 1,800,440
Alibaba Health Information Technology Ltd. * 60,000 25,293
Aluminum Corp. of China Ltd. Class A  4,900 4,933
Aluminum Corp. of China Ltd. Class H  48,000 27,531
Amlogic Shanghai Co. Ltd. Class A * 264 2,482
Angel Yeast Co. Ltd. Class A  600 2,964
Anhui Conch Cement Co. Ltd. Class A  3,200 10,428
Anhui Conch Cement Co. Ltd. Class H  12,000 30,549
Anhui Gujing Distillery Co. Ltd. Class A  100 2,375
Anhui Gujing Distillery Co. Ltd. Class B  1,400 20,191
Anhui Jianghuai Automobile Group Corp.
Ltd. Class A  1,400 7,173
Anhui Yingjia Distillery Co. Ltd. Class A  400 2,956
Anjoy Foods Group Co. Ltd. Class A  200 2,233
Anker Innovations Technology Co. Ltd.
Class A  390 5,217
ANTA Sports Products Ltd. 13,200 130,367

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Asymchem Laboratories Tianjin Co. Ltd.
Class A  180 $ 1,877
Autobio Diagnostics Co. Ltd. Class A  400 2,391
Autohome, Inc. ADR 714 18,528
Avary Holding Shenzhen Co. Ltd. Class A  1,500 7,490
AviChina Industry & Technology Co. Ltd.
Class H  26,000 12,826
Avicopter PLC Class A  500 2,640
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 3,600 3,935
Baidu, Inc. Class A * 23,834 251,368
Bank of Beijing Co. Ltd. Class A  12,700 10,701
Bank of Changsha Co. Ltd. Class A  2,200 2,680
Bank of Chengdu Co. Ltd. Class A  2,400 5,626
Bank of China Ltd. Class A  20,900 15,778
Bank of China Ltd. Class H  744,000 378,592
Bank of Communications Co. Ltd. Class A  24,600 26,189
Bank of Communications Co. Ltd. Class H  91,000 74,582
Bank of Hangzhou Co. Ltd. Class A  3,800 7,607
Bank of Jiangsu Co. Ltd. Class A  11,680 15,714
Bank of Nanjing Co. Ltd. Class A  6,700 9,775
Bank of Ningbo Co. Ltd. Class A  4,210 14,024
Bank of Shanghai Co. Ltd. Class A  8,700 10,905
Bank of Suzhou Co. Ltd. Class A  2,200 2,444
Baoshan Iron & Steel Co. Ltd. Class A  14,000 13,422
BeiGene Ltd. * 7,289 103,925
Beijing Enterprises Holdings Ltd. 4,500 15,400
Beijing Enterprises Water Group Ltd. 42,000 13,546
Beijing Kingsoft Office Software, Inc.
Class A  287 11,246
Beijing New Building Materials PLC Class A  1,100 4,569
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  800 1,423
Beijing Roborock Technology Co. Ltd.
Class A  112 3,364
Beijing-Shanghai High Speed Railway Co.
Ltd. Class A  30,700 25,911
Beijing Tiantan Biological Products Corp.
Ltd. Class A  1,300 3,650
Beijing Tong Ren Tang Co. Ltd. Class A  900 5,006
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd. Class A  692 6,680
Beijing Yanjing Brewery Co. Ltd. Class A  1,900 3,134
Bethel Automotive Safety Systems Co. Ltd.
Class A  420 2,560
Bilibili, Inc. Class Z * 2,422 43,834
Bloomage Biotechnology Corp. Ltd. Class A  307 2,149
BOC Aviation Ltd. ~ 2,100 16,259
BOC International China Co. Ltd. Class A  1,900 2,905
BOE Technology Group Co. Ltd. Class A  22,700 13,653
Bosideng International Holdings Ltd. 40,000 19,766
BYD Co. Ltd. Class A  1,300 50,283
BYD Co. Ltd. Class H  10,500 357,138
BYD Electronic International Co. Ltd. 8,000 42,848
C&D International Investment Group Ltd. 7,617 12,732
Caitong Securities Co. Ltd. Class A  3,250 3,638
Cambricon Technologies Corp. Ltd.
Class A * 260 23,396
Capital Securities Co. Ltd. Class A  1,200 3,617
Cathay Biotech, Inc. Class A  362 1,924
CGN Power Co. Ltd. Class A  7,500 4,242
CGN Power Co. Ltd. Class H ~ 115,000 42,014
Changchun High-Tech Industry Group Co.
Ltd. Class A  200 2,724
a Shares Value
Changjiang Securities Co. Ltd. Class A  3,700 $ 3,457
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  175 3,197
Chaozhou Three-Circle Group Co. Ltd.
Class A  1,300 6,858
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,100 2,354
China CITIC Bank Corp. Ltd. Class H  93,000 64,149
China Coal Energy Co. Ltd. Class H  21,000 25,065
China Communications Services Corp. Ltd.
Class H  24,000 14,014
China Construction Bank Corp. Class A  1,300 1,566
China Construction Bank Corp. Class H  1,011,000 837,588
China CSSC Holdings Ltd. Class A  2,900 14,282
China Eastern Airlines Corp. Ltd. Class A * 9,200 5,042
China Energy Engineering Corp. Ltd.
Class A  20,700 6,493
China Everbright Bank Co. Ltd. Class A  38,200 20,253
China Everbright Bank Co. Ltd. Class H  20,000 7,745
China Feihe Ltd. ~ 37,000 25,746
China Galaxy Securities Co. Ltd. Class A  6,100 12,730
China Galaxy Securities Co. Ltd. Class H  33,500 30,267
China Gas Holdings Ltd. 27,600 23,929
China Great Wall Securities Co. Ltd. Class A  2,700 3,033
China Greatwall Technology Group Co. Ltd.
Class A * 2,100 4,190
China Hongqiao Group Ltd. 30,000 45,024
China International Capital Corp. Ltd.
Class A  2,300 10,617
China International Capital Corp. Ltd.
Class H ~ 14,400 23,380
China Jushi Co. Ltd. Class A  2,701 4,215
China Life Insurance Co. Ltd. Class A  1,600 9,189
China Life Insurance Co. Ltd. Class H  78,000 145,987
China Literature Ltd. * ~ 4,400 14,145
China Longyuan Power Group Corp. Ltd.
Class H  33,000 27,223
China Mengniu Dairy Co. Ltd. 33,000 73,825
China Merchants Bank Co. Ltd. Class A  12,500 67,301
China Merchants Bank Co. Ltd. Class H  41,000 209,280
China Merchants Energy Shipping Co. Ltd.
Class A  4,400 3,863
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  3,600 6,880
China Merchants Port Holdings Co. Ltd. 12,797 22,760
China Merchants Securities Co. Ltd. Class A  4,800 12,599
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  5,900 8,283
China Minsheng Banking Corp. Ltd. Class A  19,900 11,258
China Minsheng Banking Corp. Ltd. Class H  73,500 32,438
China National Building Material Co. Ltd.
Class H  48,000 21,688
China National Chemical Engineering Co.
Ltd. Class A  3,700 4,202
China National Medicines Corp. Ltd. Class A  500 2,344
China National Nuclear Power Co. Ltd.
Class A  12,200 17,427
China National Software & Service Co. Ltd.
Class A * 570 3,644
China Northern Rare Earth Group High-
Tech Co. Ltd. Class A  2,400 6,976
China Oilfield Services Ltd. Class H  18,000 16,246
China Overseas Land & Investment Ltd. 40,000 63,192
China Pacific Insurance Group Co. Ltd.
Class A  4,400 20,545

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class H  27,400 $ 88,148
China Petroleum & Chemical Corp. Class A  19,000 17,387
China Petroleum & Chemical Corp. Class H  258,000 147,193
China Power International Development Ltd. 45,108 18,315
China Railway Group Ltd. Class A  15,800 13,833
China Railway Group Ltd. Class H  38,000 19,254
China Railway Signal & Communication
Corp. Ltd. Class A  4,568 3,918
China Rare Earth Resources & Technology
Co. Ltd. Class A  700 2,690
China Resources Beer Holdings Co. Ltd. 17,000 55,338
China Resources Gas Group Ltd. 9,800 38,801
China Resources Land Ltd. 33,500 96,171
China Resources Microelectronics Ltd.
Class A  851 5,500
China Resources Mixc Lifestyle Services
Ltd. ~ 7,000 25,872
China Resources Pharmaceutical Group
Ltd. ~ 20,000 14,631
China Resources Power Holdings Co. Ltd. 20,000 48,422
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  780 4,739
China Ruyi Holdings Ltd. * 64,000 20,125
China Shenhua Energy Co. Ltd. Class A  4,500 26,805
China Shenhua Energy Co. Ltd. Class H  35,000 150,983
China Southern Airlines Co. Ltd. Class A * 6,300 5,602
China State Construction Engineering Corp.
Ltd. Class A  25,800 21,208
China State Construction International
Holdings Ltd. 20,000 31,473
China Taiping Insurance Holdings Co. Ltd. 14,800 21,985
China Three Gorges Renewables Group Co.
Ltd. Class A  17,400 10,417
China Tourism Group Duty Free Corp. Ltd.
Class A  1,244 11,419
China Tower Corp. Ltd. Class H ~ 462,000 66,350
China United Network Communications Ltd.
Class A  20,500 14,911
China Vanke Co. Ltd. Class A * 5,900 5,874
China Vanke Co. Ltd. Class H * 24,000 16,237
China XD Electric Co. Ltd. Class A  3,600 3,743
China Yangtze Power Co. Ltd. Class A  15,200 61,544
China Zheshang Bank Co. Ltd. Class A  12,080 4,815
Chongqing Brewery Co. Ltd. Class A  300 2,590
Chongqing Changan Automobile Co. Ltd.
Class A  5,496 10,035
Chongqing Rural Commercial Bank Co. Ltd.
Class A  5,500 4,560
Chongqing Zhifei Biological Products Co.
Ltd. Class A  1,500 5,403
Chow Tai Fook Jewellery Group Ltd. 21,200 18,243
CITIC Ltd. 61,000 71,595
Citic Pacific Special Steel Group Co. Ltd.
Class A  2,000 3,126
CITIC Securities Co. Ltd. Class A  8,380 33,495
CITIC Securities Co. Ltd. Class H  15,575 42,363
CMOC Group Ltd. Class A  10,300 9,381
CMOC Group Ltd. Class H  39,000 26,156
CNGR Advanced Material Co. Ltd. Class A  620 3,066
CNOOC Energy Technology & Services Ltd.
Class A  3,000 1,756
CNPC Capital Co. Ltd. Class A  5,500 5,193
Contemporary Amperex Technology Co. Ltd.
Class A  2,760 100,604
a Shares Value
COSCO SHIPPING Energy Transportation
Co. Ltd. Class A  1,000 $ 1,590
COSCO SHIPPING Energy Transportation
Co. Ltd. Class H  16,000 12,776
COSCO SHIPPING Holdings Co. Ltd.
Class A  7,010 14,884
COSCO SHIPPING Holdings Co. Ltd.
Class H  31,900 52,224
CRRC Corp. Ltd. Class A  15,100 17,335
CRRC Corp. Ltd. Class H  46,000 29,580
CSC Financial Co. Ltd. Class A  2,800 9,878
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  860 3,133
CSPC Pharmaceutical Group Ltd. 86,000 52,426
Daqin Railway Co. Ltd. Class A  10,800 10,034
Datang International Power Generation Co.
Ltd. Class A  7,500 2,927
Dong-E-E-Jiao Co. Ltd. Class A  400 3,437
Dongfang Electric Corp. Ltd. Class A  1,800 3,917
Dongxing Securities Co. Ltd. Class A  2,200 3,320
East Money Information Co. Ltd. Class A  9,876 34,941
Eastroc Beverage Group Co. Ltd. Class A  290 9,872
Ecovacs Robotics Co. Ltd. Class A  300 1,931
Empyrean Technology Co. Ltd. Class A  300 4,974
ENN Energy Holdings Ltd. 8,200 58,267
ENN Natural Gas Co. Ltd. Class A  1,400 4,157
Eoptolink Technology, Inc. Ltd. Class A  400 6,284
Eve Energy Co. Ltd. Class A  1,300 8,323
Everbright Securities Co. Ltd. Class A  2,600 6,450
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 7,798 2,479
Far East Horizon Ltd. 20,000 14,601
FAW Jiefang Group Co. Ltd. Class A  2,100 2,358
Flat Glass Group Co. Ltd. Class A  1,200 3,238
Focus Media Information Technology Co.
Ltd. Class A  8,700 8,380
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  2,788 17,532
Fosun International Ltd. 25,500 14,851
Founder Securities Co. Ltd. Class A  5,600 6,389
Foxconn Industrial Internet Co. Ltd. Class A  8,300 24,262
Fuyao Glass Industry Group Co. Ltd.
Class A  1,200 10,259
Fuyao Glass Industry Group Co. Ltd.
Class H ~ 6,400 45,957
GalaxyCore, Inc. Class A  1,376 2,533
Ganfeng Lithium Group Co. Ltd. Class A  1,060 5,083
GCL Technology Holdings Ltd. * 225,000 31,074
GD Power Development Co. Ltd. Class A  11,500 7,214
Geely Automobile Holdings Ltd. 63,000 118,648
GEM Co. Ltd. Class A  3,500 3,131
Genscript Biotech Corp. * 12,000 15,090
GF Securities Co. Ltd. Class A  3,900 8,660
Giant Biogene Holding Co. Ltd. ~ 3,200 20,433
GigaDevice Semiconductor, Inc. Class A * 480 7,018
Ginlong Technologies Co. Ltd. Class A  250 2,092
GoerTek, Inc. Class A  2,200 7,773
Goldwind Science & Technology Co. Ltd.
Class A  2,300 3,256
Goneo Group Co. Ltd. Class A  435 4,186
Gotion High-tech Co. Ltd. Class A  1,200 3,487
Great Wall Motor Co. Ltd. Class A  1,700 6,126
Great Wall Motor Co. Ltd. Class H  24,000 41,825

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Gree Electric Appliances, Inc. of Zhuhai
Class A  1,700 $ 10,586
GRG Banking Equipment Co. Ltd. Class A  1,700 2,714
Guangdong Haid Group Co. Ltd. Class A  1,100 7,391
Guangdong Investment Ltd. 30,000 25,766
Guanghui Energy Co. Ltd. Class A  3,600 3,318
Guangzhou Automobile Group Co. Ltd.
Class A  3,100 3,959
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,000 3,894
Guangzhou Haige Communications Group,
Inc. Co. Class A  1,700 2,558
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,260 3,404
Guolian Securities Co. Ltd. Class A  1,700 3,147
Guosen Securities Co. Ltd. Class A  4,100 6,290
Guotai Junan Securities Co. Ltd. Class A  4,900 12,523
Guoyuan Securities Co. Ltd. Class A  3,000 3,436
H World Group Ltd. ADR 2,127 70,255
Haidilao International Holding Ltd. ~ 17,000 34,320
Haier Smart Home Co. Ltd. Class A  3,200 12,481
Haier Smart Home Co. Ltd. Class H  26,200 91,547
Hainan Airlines Holding Co. Ltd. Class A * 27,600 6,430
Hainan Airport Infrastructure Co. Ltd.
Class A * 7,600 3,935
Haitian International Holdings Ltd. 6,000 16,212
Haitong Securities Co. Ltd. Class A  5,000 7,615
Haitong Securities Co. Ltd. Class H  30,400 26,630
Hangzhou First Applied Material Co. Ltd.
Class A  1,706 3,459
Hangzhou GreatStar Industrial Co. Ltd.
Class A  700 3,100
Hangzhou Silan Microelectronics Co. Ltd.
Class A * 1,100 3,917
Hangzhou Tigermed Consulting Co. Ltd.
Class A  200 1,496
Hansoh Pharmaceutical Group Co. Ltd. ~ 12,000 26,568
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  900 2,816
Heilongjiang Agriculture Co. Ltd. Class A  1,400 2,829
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,400 3,241
Henan Shuanghui Investment &
Development Co. Ltd. Class A  2,070 7,363
Hengan International Group Co. Ltd. 6,500 18,762
Hengli Petrochemical Co. Ltd. Class A  4,100 8,622
Hengtong Optic-electric Co. Ltd. Class A  1,700 4,010
Hisense Home Appliances Group Co. Ltd.
Class A  300 1,188
Hisense Home Appliances Group Co. Ltd.
Class H  4,000 12,582
Hithink RoyalFlush Information Network Co.
Ltd. Class A  300 11,818
HLA Group Corp. Ltd. Class A  3,000 3,083
Hoshine Silicon Industry Co. Ltd. Class A  500 3,806
Hua Hong Semiconductor Ltd. ~ 7,000 19,368
Huadian Power International Corp. Ltd.
Class A  5,600 4,305
Huadong Medicine Co. Ltd. Class A  1,200 5,689
Huafon Chemical Co. Ltd. Class A  3,400 3,810
Huagong Tech Co. Ltd. Class A  700 4,148
Huaibei Mining Holdings Co. Ltd. Class A  1,700 3,276
Hualan Biological Engineering, Inc. Class A  1,200 2,770
Huaneng Lancang River Hydropower, Inc.
Class A  3,500 4,560
a Shares Value
Huaneng Power International, Inc. Class A  6,500 $ 6,029
Huaneng Power International, Inc. Class H  42,000 23,065
Huaqin Technology Co. Ltd. Class A  600 5,827
Huatai Securities Co. Ltd. Class A  5,200 12,532
Huatai Securities Co. Ltd. Class H ~ 12,600 20,998
Huaxia Bank Co. Ltd. Class A  7,800 8,559
Huayu Automotive Systems Co. Ltd. Class A  2,000 4,813
Hubei Jumpcan Pharmaceutical Co. Ltd.
Class A  600 2,390
Huizhou Desay Sv Automotive Co. Ltd.
Class A  300 4,514
Humanwell Healthcare Group Co. Ltd.
Class A  1,000 3,203
Hunan Valin Steel Co. Ltd. Class A  4,200 2,404
Hundsun Technologies, Inc. Class A  1,276 4,892
Hwatsing Technology Co. Ltd. Class A  153 3,416
Hygon Information Technology Co. Ltd.
Class A  1,442 29,553
IEIT Systems Co. Ltd. Class A  1,000 7,084
Iflytek Co. Ltd. Class A  1,400 9,263
Imeik Technology Development Co. Ltd.
Class A  140 3,501
Industrial & Commercial Bank of China Ltd.
Class A  35,400 33,564
Industrial & Commercial Bank of China Ltd.
Class H  731,000 487,345
Industrial Bank Co. Ltd. Class A  13,161 34,544
Industrial Securities Co. Ltd. Class A  5,760 4,939
Ingenic Semiconductor Co. Ltd. Class A  300 2,800
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 29,600 7,539
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,200 3,219
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. Class A  5,500 3,963
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  3,900 16,130
Inner Mongolia Yitai Coal Co. Ltd. Class B  11,100 22,889
Innovent Biologics, Inc. * ~ 12,500 58,481
Isoftstone Information Technology Group
Co. Ltd. Class A  600 4,823
JA Solar Technology Co. Ltd. Class A  2,156 4,065
JCET Group Co. Ltd. Class A  1,200 6,709
JCHX Mining Management Co. Ltd. Class A  400 1,988
JD Health International, Inc. * ~ 11,650 41,618
JD Logistics, Inc. * ~ 20,600 33,573
JD.com, Inc. Class A  25,825 448,405
Jiangsu Eastern Shenghong Co. Ltd.
Class A  4,300 4,836
Jiangsu Expressway Co. Ltd. Class H  12,000 13,257
Jiangsu Hengli Hydraulic Co. Ltd. Class A  900 6,507
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  4,100 25,790
Jiangsu King's Luck Brewery JSC Ltd.
Class A  800 4,959
Jiangsu Nhwa Pharmaceutical Co. Ltd.
Class A  700 2,335
Jiangsu Phoenix Publishing & Media Corp.
Ltd. Class A  1,600 2,529
Jiangsu Yanghe Distillery Co. Ltd. Class A  900 10,301
Jiangsu Yoke Technology Co. Ltd. Class A  300 2,379
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  700 3,499
Jiangsu Zhongtian Technology Co. Ltd.
Class A  2,200 4,313

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Jiangxi Copper Co. Ltd. Class A  1,300 $ 3,676
Jiangxi Copper Co. Ltd. Class H  12,000 19,120
Jinduicheng Molybdenum Co. Ltd. Class A  2,100 2,893
Jinko Solar Co. Ltd. Class A  6,433 6,276
Jointown Pharmaceutical Group Co. Ltd.
Class A  3,102 2,176
Juneyao Airlines Co. Ltd. Class A  1,500 2,815
Kanzhun Ltd. ADR * 2,781 38,378
KE Holdings, Inc. ADR 6,689 123,211
Kingdee International Software Group Co.
Ltd. * 32,000 34,774
Kingsoft Corp. Ltd. 9,800 42,080
Kuaishou Technology * ~ 28,000 146,876
Kuang-Chi Technologies Co. Ltd. Class A  1,400 9,149
Kunlun Energy Co. Ltd. 40,000 43,107
Kunlun Tech Co. Ltd. Class A  800 4,215
Kweichow Moutai Co. Ltd. Class A  800 167,032
LB Group Co. Ltd. Class A  1,500 3,631
Lenovo Group Ltd. 84,000 107,987
Lens Technology Co. Ltd. Class A  3,200 9,592
Li Auto, Inc. Class A * 12,946 154,635
Li Ning Co. Ltd. 24,500 51,191
Liaoning Port Co. Ltd. Class A  12,100 2,868
Lingyi iTech Guangdong Co. Class A  4,600 5,036
Longfor Group Holdings Ltd. ~ 21,779 27,620
LONGi Green Energy Technology Co. Ltd.
Class A  4,902 10,558
Loongson Technology Corp. Ltd. Class A * 215 3,893
Luxshare Precision Industry Co. Ltd. Class A  4,600 25,663
Luzhou Laojiao Co. Ltd. Class A  900 15,436
Mango Excellent Media Co. Ltd. Class A  1,200 4,420
Maxscend Microelectronics Co. Ltd. Class A  280 3,438
Meihua Holdings Group Co. Ltd. Class A  1,900 2,611
Meituan Class B * ~ 51,690 1,005,027
Metallurgical Corp. of China Ltd. Class A  9,500 4,295
Midea Group Co. Ltd. * 2,500 24,060
Midea Group Co. Ltd. Class A  2,600 26,787
MINISO Group Holding Ltd. 3,928 23,459
MMG Ltd. * 44,000 14,324
Montage Technology Co. Ltd. Class A  734 6,820
Muyuan Foods Co. Ltd. Class A  3,360 17,696
Nanjing Iron & Steel Co. Ltd. Class A  3,800 2,441
Nanjing Securities Co. Ltd. Class A  2,700 3,204
NARI Technology Co. Ltd. Class A  4,958 17,134
National Silicon Industry Group Co. Ltd.
Class A  1,763 4,542
NAURA Technology Group Co. Ltd. Class A  300 16,055
NetEase, Inc. 20,205 359,645
New China Life Insurance Co. Ltd. Class A  1,300 8,856
New China Life Insurance Co. Ltd. Class H  9,700 29,246
New Hope Liuhe Co. Ltd. Class A * 2,500 3,075
New Oriental Education & Technology
Group, Inc. 15,400 98,221
Ninestar Corp. Class A * 900 3,472
Ningbo Deye Technology Co. Ltd. Class A  436 5,066
Ningbo Orient Wires & Cables Co. Ltd.
Class A  500 3,599
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  900 3,793
Ningbo Tuopu Group Co. Ltd. Class A  1,050 6,993
Ningxia Baofeng Energy Group Co. Ltd.
Class A  4,700 10,842
NIO, Inc. Class A * 15,220 66,742
Nongfu Spring Co. Ltd. Class H ~ 21,000 90,774
a Shares Value
OFILM Group Co. Ltd. Class A * 2,100 $ 3,446
Oppein Home Group, Inc. Class A  300 2,834
Orient Securities Co. Ltd. Class A  4,992 7,222
Pangang Group Vanadium Titanium &
Resources Co. Ltd. Class A * 6,100 2,406
PDD Holdings, Inc. ADR * 7,255 703,662
People's Insurance Co. Group of China Ltd.
Class A  6,200 6,474
People's Insurance Co. Group of China Ltd.
Class H  90,000 44,593
PetroChina Co. Ltd. Class A  6,500 7,975
PetroChina Co. Ltd. Class H  232,000 181,506
Pharmaron Beijing Co. Ltd. Class A  950 3,345
PICC Property & Casualty Co. Ltd. Class H  72,000 113,242
Ping An Bank Co. Ltd. Class A  11,800 18,916
Ping An Insurance Group Co. of China Ltd.
Class A  6,000 43,291
Ping An Insurance Group Co. of China Ltd.
Class H  71,000 416,724
Pingdingshan Tianan Coal Mining Co. Ltd.
Class A  1,100 1,510
Piotech, Inc. Class A  173 3,639
Poly Developments & Holdings Group Co.
Ltd. Class A  7,700 9,353
Pop Mart International Group Ltd. ~ 5,600 64,030
Postal Savings Bank of China Co. Ltd.
Class A  15,100 11,751
Postal Savings Bank of China Co. Ltd.
Class H ~ 87,000 51,068
Power Construction Corp. of China Ltd.
Class A  10,100 7,555
Qifu Technology, Inc. ADR 1,220 46,824
Qinghai Salt Lake Industry Co. Ltd. Class A * 3,600 8,117
Range Intelligent Computing Technology
Group Co. Ltd. Class A  900 6,400
Rockchip Electronics Co. Ltd. Class A  300 4,518
Rongsheng Petrochemical Co. Ltd. Class A  5,997 7,434
SAIC Motor Corp. Ltd. Class A  5,000 14,185
Sailun Group Co. Ltd. Class A  2,200 4,313
Sanan Optoelectronics Co. Ltd. Class A  3,300 5,499
Sany Heavy Industry Co. Ltd. Class A  5,500 12,417
Satellite Chemical Co. Ltd. Class A  2,198 5,658
SDIC Capital Co. Ltd. Class A  4,300 4,431
SDIC Power Holdings Co. Ltd. Class A  4,700 10,702
Seres Group Co. Ltd. Class A  900 16,422
SF Holding Co. Ltd. Class A  2,900 16,014
SG Micro Corp. Class A  317 3,549
Shaanxi Coal Industry Co. Ltd. Class A  6,100 19,431
Shan Xi Hua Yang Group New Energy Co.
Ltd. Class A  1,350 1,311
Shandong Gold Mining Co. Ltd. Class A  1,600 4,961
Shandong Gold Mining Co. Ltd. Class H ~ 9,000 14,493
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  500 3,437
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,310 3,878
Shandong Linglong Tyre Co. Ltd. Class A  900 2,221
Shandong Nanshan Aluminum Co. Ltd.
Class A  7,800 4,178
Shandong Sun Paper Industry JSC Ltd.
Class A  2,000 4,074
Shandong Weigao Group Medical Polymer
Co. Ltd. Class H  26,400 15,636
Shanghai Baosight Software Co. Ltd.
Class A  1,947 7,800

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Shanghai Baosight Software Co. Ltd.
Class B  6,662 $ 10,693
Shanghai BOCHU Electronic Technology
Corp. Ltd. Class A  134 3,565
Shanghai Electric Group Co. Ltd. Class A * 8,200 9,103
Shanghai Electric Power Co. Ltd. Class A  1,700 2,135
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,400 4,766
Shanghai International Airport Co. Ltd.
Class A  700 3,275
Shanghai Lingang Holdings Corp. Ltd.
Class A  1,700 2,353
Shanghai M&G Stationery, Inc. Class A  600 2,487
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  300 863
Shanghai Pharmaceuticals Holding Co. Ltd.
Class H  9,700 15,724
Shanghai Pudong Development Bank Co.
Ltd. Class A  18,636 26,277
Shanghai Putailai New Energy Technology
Co. Ltd. Class A  1,339 2,918
Shanghai RAAS Blood Products Co. Ltd.
Class A ± 4,600 4,573
Shanghai Rural Commercial Bank Co. Ltd.
Class A  6,000 6,994
Shanghai United Imaging Healthcare Co.
Ltd. Class A  537 9,303
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,000 3,675
Shanjin International Gold Co. Ltd. Class A  1,900 4,003
Shanxi Coal International Energy Group Co.
Ltd. Class A  1,100 1,783
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  2,900 3,273
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  1,500 2,950
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A  740 18,679
Shenergy Co. Ltd. Class A  3,200 4,161
Shengyi Technology Co. Ltd. Class A  1,600 5,267
Shennan Circuits Co. Ltd. Class A  300 5,128
Shenwan Hongyuan Group Co. Ltd. Class A  14,700 10,773
Shenzhen Capchem Technology Co. Ltd.
Class A  420 2,154
Shenzhen Energy Group Co. Ltd. Class A  2,700 2,397
Shenzhen Goodix Technology Co. Ltd.
Class A  300 3,307
Shenzhen Inovance Technology Co. Ltd.
Class A  850 6,821
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd. Class A  700 24,450
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  500 4,855
Shenzhen Salubris Pharmaceuticals Co.
Ltd. Class A  700 2,966
Shenzhen Transsion Holdings Co. Ltd.
Class A  739 9,611
Shenzhou International Group Holdings Ltd. 8,600 67,829
Shijiazhuang Yiling Pharmaceutical Co. Ltd.
Class A  1,020 2,237
Sichuan Chuantou Energy Co. Ltd. Class A  3,100 7,326
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,000 4,101
Sichuan Road & Bridge Group Co. Ltd.
Class A  3,480 3,470
a Shares Value
Sieyuan Electric Co. Ltd. Class A  500 $ 4,980
Silergy Corp. 3,000 36,823
Sinolink Securities Co. Ltd. Class A  2,600 3,110
Sinoma International Engineering Co.
Class A  1,700 2,207
Sinopharm Group Co. Ltd. Class H  14,000 38,185
Sinotruk Hong Kong Ltd. 7,000 20,464
Smoore International Holdings Ltd. ~ 19,000 32,308
SooChow Securities Co. Ltd. Class A  3,410 3,645
Southwest Securities Co. Ltd. Class A  4,500 2,879
Spring Airlines Co. Ltd. Class A  600 4,742
Sungrow Power Supply Co. Ltd. Class A  1,360 13,760
Sunny Optical Technology Group Co. Ltd. 7,400 64,921
Sunwoda Electronic Co. Ltd. Class A  1,200 3,668
SUPCON Technology Co. Ltd. Class A  511 3,476
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,100 4,396
Suzhou Maxwell Technologies Co. Ltd.
Class A  116 1,671
Suzhou TFC Optical Communication Co.
Ltd. Class A  320 3,977
TAL Education Group ADR * 4,319 43,276
TBEA Co. Ltd. Class A  3,300 5,760
TCL Technology Group Corp. Class A  12,300 8,476
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  2,650 3,224
Tencent Holdings Ltd. 67,900 3,624,015
Tencent Music Entertainment Group ADR 7,849 89,086
Tian Di Science & Technology Co. Ltd.
Class A  2,700 2,286
Tianfeng Securities Co. Ltd. Class A * 5,700 3,500
Tianqi Lithium Corp. Class A  900 4,066
Tianshan Aluminum Group Co. Ltd. Class A  3,100 3,342
Tianshui Huatian Technology Co. Ltd.
Class A  2,100 3,337
Tingyi Cayman Islands Holding Corp. 20,000 25,966
Tongcheng Travel Holdings Ltd. ~ 13,600 31,618
TongFu Microelectronics Co. Ltd. Class A  1,000 4,042
Tongkun Group Co. Ltd. Class A  1,600 2,586
Tongling Nonferrous Metals Group Co. Ltd.
Class A  9,000 3,981
Tongwei Co. Ltd. Class A  2,900 8,794
TravelSky Technology Ltd. Class H  10,000 13,285
Trina Solar Co. Ltd. Class A  1,392 3,685
Trip.com Group Ltd. * 6,449 443,822
Tsingtao Brewery Co. Ltd. Class A  600 6,651
Tsingtao Brewery Co. Ltd. Class H  6,000 43,677
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  539 4,749
Unisplendour Corp. Ltd. Class A  1,900 7,233
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,200 2,711
Victory Giant Technology Huizhou Co. Ltd.
Class A  500 2,874
Vipshop Holdings Ltd. ADR 3,567 48,048
Wanhua Chemical Group Co. Ltd. Class A  1,900 18,576
Want Want China Holdings Ltd. 49,000 28,653
Weichai Power Co. Ltd. Class A  4,000 7,507
Weichai Power Co. Ltd. Class H  21,000 31,895
Weihai Guangwei Composites Co. Ltd.
Class A  560 2,658
Wens Foodstuff Group Co. Ltd. Class A  4,000 9,046
Western Mining Co. Ltd. Class A  1,700 3,740
Western Securities Co. Ltd. Class A  3,100 3,461

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Western Superconducting Technologies Co.
Ltd. Class A  423 $ 2,481
Will Semiconductor Co. Ltd. Shanghai
Class A  780 11,148
Wingtech Technology Co. Ltd. Class A  800 4,243
Wintime Energy Group Co. Ltd. Class A  14,100 3,302
Wuhan Guide Infrared Co. Ltd. Class A  2,954 3,006
Wuliangye Yibin Co. Ltd. Class A  2,400 46,048
WUS Printed Circuit Kunshan Co. Ltd.
Class A  1,200 6,501
WuXi AppTec Co. Ltd. Class A  600 4,524
WuXi AppTec Co. Ltd. Class H ~ 4,140 29,875
Wuxi Biologics Cayman, Inc. * ~ 37,000 82,920
XCMG Construction Machinery Co. Ltd.
Class A  7,700 8,364
Xiamen C & D, Inc. Class A  1,400 2,019
Xiamen Tungsten Co. Ltd. Class A  1,000 2,639
Xiaomi Corp. Class B * ~ 160,200 702,607
Xinjiang Daqo New Energy Co. Ltd. Class A  1,148 3,798
Xinyi Solar Holdings Ltd. 52,081 20,774
XPeng, Inc. Class A * 12,908 75,976
Yadea Group Holdings Ltd. ~ 12,847 21,234
Yankuang Energy Group Co. Ltd. Class A  4,160 8,073
Yankuang Energy Group Co. Ltd. Class H  32,200 36,949
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  600 3,043
Yealink Network Technology Corp. Ltd.
Class A  780 4,124
Yifeng Pharmacy Chain Co. Ltd. Class A  806 2,666
Yihai Kerry Arawana Holdings Co. Ltd.
Class A  1,000 4,468
Yonyou Network Technology Co. Ltd.
Class A * 2,300 3,377
Youngor Fashion Co. Ltd. Class A  2,800 3,414
YTO Express Group Co. Ltd. Class A  2,300 4,471
Yum China Holdings, Inc. 3,990 192,198
Yunnan Aluminium Co. Ltd. Class A  2,200 4,076
Yunnan Baiyao Group Co. Ltd. Class A  1,160 9,530
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  3,300 2,517
Yunnan Energy New Material Co. Ltd.
Class A  600 2,629
Yunnan Tin Co. Ltd. Class A  1,000 1,922
Yunnan Yuntianhua Co. Ltd. Class A  1,200 3,666
Yutong Bus Co. Ltd. Class A  1,500 5,420
Zangge Mining Co. Ltd. Class A  1,000 3,797
Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. Class A  400 11,755
Zhaojin Mining Industry Co. Ltd. Class H  16,000 22,476
Zhejiang China Commodities City Group Co.
Ltd. Class A  3,500 6,429
Zhejiang Chint Electrics Co. Ltd. Class A  1,400 4,489
Zhejiang Dahua Technology Co. Ltd. Class A  2,200 4,819
Zhejiang Dingli Machinery Co. Ltd. Class A  300 2,652
Zhejiang Expressway Co. Ltd. Class H  16,840 12,070
Zhejiang Huahai Pharmaceutical Co. Ltd.
Class A  1,000 2,448
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,075 4,306
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  800 3,495
Zhejiang Juhua Co. Ltd. Class A  1,700 5,618
Zhejiang Leapmotor Technology Co. Ltd. * ~ 5,100 21,097
Zhejiang Longsheng Group Co. Ltd. Class A  1,600 2,255
Zhejiang NHU Co. Ltd. Class A  2,004 6,033
a Shares Value
Zhejiang Sanhua Intelligent Controls Co.
Ltd. Class A  1,200 $ 3,862
Zhejiang Supor Co. Ltd. Class A  300 2,187
Zhejiang Wanfeng Auto Wheel Co. Ltd.
Class A  1,400 3,635
Zhejiang Weiming Environment Protection
Co. Ltd. Class A  1,320 3,912
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  7,100 5,506
Zheshang Securities Co. Ltd. Class A  2,700 4,527
Zhongji Innolight Co. Ltd. Class A  700 11,744
Zhongjin Gold Corp. Ltd. Class A  3,200 5,274
Zhongsheng Group Holdings Ltd. 8,500 15,183
Zhongtai Securities Co. Ltd. Class A  4,600 4,141
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  550 3,610
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  5,200 21,834
Zijin Mining Group Co. Ltd. Class A  13,600 28,161
Zijin Mining Group Co. Ltd. Class H  58,000 104,677
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  4,600 4,556
ZTE Corp. Class A  3,300 18,236
ZTE Corp. Class H  7,000 21,808
ZTO Express Cayman, Inc. 4,416 86,380
22,127,466
Colombia - 0.1%
spacing
Bancolombia SA 3,465 29,557
Interconexion Electrica SA ESP 4,732 17,920
47,477
Czech Republic - 0.1%
spacing
CEZ AS 1,625 63,924
Komercni Banka AS 674 23,538
Moneta Money Bank AS ~ 2,348 11,948
99,410
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 23,655 36,525
Eastern Co. SAE 14,389 8,349
Talaat Moustafa Group 8,997 9,910
54,784
Greece - 0.5%
spacing
Alpha Services & Holdings SA 23,318 38,922
Eurobank Ergasias Services & Holdings SA
Class A  27,196 62,681
Hellenic Telecommunications Organization
SA 1,718 26,452
Jumbo SA 1,216 32,144
Metlen Energy & Metals SA 1,113 38,598
National Bank of Greece SA 9,086 71,938
OPAP SA 1,974 32,084
Piraeus Financial Holdings SA 11,154 44,397
Public Power Corp. SA 2,225 28,387
375,603
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Orient Overseas International Ltd. 1,000 14,734

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Sino Biopharmaceutical Ltd. 108,000 $ 44,148
58,882
Hungary - 0.2%
spacing
MOL Hungarian Oil & Gas PLC 3,629 24,978
OTP Bank Nyrt 2,353 128,597
Richter Gedeon Nyrt 1,438 37,667
191,242
India - 19.3%
spacing
ABB India Ltd. 556 44,800
Adani Enterprises Ltd. 1,550 45,680
Adani Green Energy Ltd. * 2,130 25,838
Adani Ports & Special Economic Zone Ltd. 5,649 81,027
Adani Power Ltd. * 6,021 37,142
Alkem Laboratories Ltd. 447 29,383
Ambuja Cements Ltd. 6,460 40,332
APL Apollo Tubes Ltd. 1,880 34,357
Apollo Hospitals Enterprise Ltd. 1,050 89,345
Ashok Leyland Ltd. 15,311 39,335
Asian Paints Ltd. 3,991 106,185
Astral Ltd. 1,385 26,704
AU Small Finance Bank Ltd. ~ 3,736 24,339
Aurobindo Pharma Ltd. 2,779 43,233
Avenue Supermarts Ltd. * ~ 1,696 70,474
Axis Bank Ltd. 23,911 296,499
Bajaj Auto Ltd. 700 71,815
Bajaj Finance Ltd. 2,909 231,319
Bajaj Finserv Ltd. 3,998 73,058
Bajaj Holdings & Investment Ltd. 278 38,543
Balkrishna Industries Ltd. 822 27,897
Bank of Baroda 10,689 29,949
Bharat Electronics Ltd. 38,345 130,853
Bharat Forge Ltd. 2,670 40,458
Bharat Heavy Electricals Ltd. 11,147 29,742
Bharat Petroleum Corp. Ltd. 15,963 54,278
Bharti Airtel Ltd. 26,761 495,498
Bosch Ltd. 76 30,256
Britannia Industries Ltd. 1,126 62,586
BSE Ltd. 694 43,003
Canara Bank 19,051 22,194
CG Power & Industrial Solutions Ltd. 6,418 54,442
Cholamandalam Investment & Finance Co.
Ltd. 4,411 60,979
Cipla Ltd. 5,507 98,144
Coal India Ltd. 19,291 86,343
Colgate-Palmolive India Ltd. 1,417 44,325
Container Corp. of India Ltd. 2,595 23,833
Cummins India Ltd. 1,460 55,682
Dabur India Ltd. 5,481 32,423
Divi's Laboratories Ltd. 1,253 89,177
Dixon Technologies India Ltd. ~ 346 72,299
DLF Ltd. 7,764 74,583
Dr. Reddy's Laboratories Ltd. 6,124 99,156
Eicher Motors Ltd. 1,430 80,457
GAIL India Ltd. 24,376 54,176
GMR Airports Ltd. * 27,166 24,828
Godrej Consumer Products Ltd. 4,249 53,608
Godrej Properties Ltd. * 1,312 42,567
Grasim Industries Ltd. 2,743 78,138
Havells India Ltd. 2,621 51,214
HCL Technologies Ltd. 9,936 221,865
HDFC Asset Management Co. Ltd. ~ 1,009 49,393
HDFC Bank Ltd. 58,988 1,219,890
a Shares Value
HDFC Life Insurance Co. Ltd. ~ 10,065 $ 72,412
Hero MotoCorp Ltd. 1,252 60,710
Hindalco Industries Ltd. 14,022 98,397
Hindustan Aeronautics Ltd. ~ 2,104 102,402
Hindustan Petroleum Corp. Ltd. 10,094 47,988
Hindustan Unilever Ltd. 8,573 232,839
ICICI Bank Ltd. 54,475 813,956
ICICI Lombard General Insurance Co. Ltd. ~ 2,515 52,443
ICICI Prudential Life Insurance Co. Ltd. ~ 3,744 28,593
IDFC First Bank Ltd. * 36,568 26,904
Indian Hotels Co. Ltd. 8,953 91,509
Indian Oil Corp. Ltd. 28,771 45,594
Indian Railway Catering & Tourism Corp.
Ltd. 2,523 23,136
Indus Towers Ltd. * 12,452 49,560
IndusInd Bank Ltd. 2,981 33,356
Info Edge India Ltd. 749 75,736
Infosys Ltd. 34,718 760,516
InterGlobe Aviation Ltd. * ~ 1,970 104,572
ITC Ltd. 31,301 176,488
Jindal Stainless Ltd. 3,504 28,541
Jindal Steel & Power Ltd. 4,217 45,730
Jio Financial Services Ltd. * 29,971 104,275
JSW Energy Ltd. 4,555 34,108
JSW Steel Ltd. 6,350 66,740
Jubilant Foodworks Ltd. 3,770 31,553
Kalyan Jewellers India Ltd. 4,313 38,520
Kotak Mahindra Bank Ltd. 11,403 237,357
Larsen & Toubro Ltd. 7,038 295,838
LTIMindtree Ltd. ~ 778 50,581
Lupin Ltd. 2,401 65,960
Macrotech Developers Ltd. ~ 3,126 50,633
Mahindra & Mahindra Ltd. 9,747 341,176
Mankind Pharma Ltd. * 1,068 35,848
Marico Ltd. 5,413 40,397
Maruti Suzuki India Ltd. 1,312 165,959
Max Healthcare Institute Ltd. 8,138 106,975
Mphasis Ltd. 1,084 35,902
MRF Ltd. 24 36,546
Muthoot Finance Ltd. 1,236 30,778
Nestle India Ltd. 3,506 88,779
NHPC Ltd. 31,822 29,886
NMDC Ltd. 32,592 25,003
NTPC Ltd. 45,572 177,034
Oberoi Realty Ltd. 1,327 35,749
Oil & Natural Gas Corp. Ltd. 32,976 92,043
Oil India Ltd. 5,179 26,030
Oracle Financial Services Software Ltd. 229 34,084
Page Industries Ltd. 63 34,923
PB Fintech Ltd. * 3,342 82,045
Persistent Systems Ltd. 1,147 86,222
Petronet LNG Ltd. 7,768 31,351
Phoenix Mills Ltd. 2,059 39,221
PI Industries Ltd. 791 33,987
Pidilite Industries Ltd. 1,582 53,640
Polycab India Ltd. 552 46,773
Power Finance Corp. Ltd. 15,524 81,098
Power Grid Corp. of India Ltd. 48,506 174,588
Prestige Estates Projects Ltd. 1,797 35,497
Punjab National Bank 23,712 28,367
Rail Vikas Nigam Ltd. ~ 5,574 27,396
REC Ltd. 13,738 80,100
Reliance Industries Ltd. 63,732 902,611
Samvardhana Motherson International Ltd. 33,221 60,310

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
SBI Cards & Payment Services Ltd. 2,865 $ 22,189
SBI Life Insurance Co. Ltd. ~ 4,690 76,001
Shree Cement Ltd. 93 27,861
Shriram Finance Ltd. 2,955 99,474
Siemens Ltd. 934 71,130
Solar Industries India Ltd. 282 32,117
Sona Blw Precision Forgings Ltd. ~ 4,612 31,961
SRF Ltd. 1,380 36,001
State Bank of India 18,641 172,705
Sun Pharmaceutical Industries Ltd. 10,039 220,927
Sundaram Finance Ltd. 683 33,022
Supreme Industries Ltd. 662 36,283
Suzlon Energy Ltd. * 100,111 72,494
Tata Communications Ltd. 1,199 23,801
Tata Consultancy Services Ltd. 9,453 451,111
Tata Consumer Products Ltd. 6,176 65,862
Tata Elxsi Ltd. 367 29,074
Tata Motors Ltd. 21,144 182,243
Tata Power Co. Ltd. 16,650 76,112
Tata Steel Ltd. 77,953 125,406
Tech Mahindra Ltd. 5,649 112,190
Thermax Ltd. 431 20,309
Titan Co. Ltd. 3,701 140,305
Torrent Pharmaceuticals Ltd. 1,065 41,744
Torrent Power Ltd. 1,746 30,245
Trent Ltd. 1,897 157,394
Tube Investments of India Ltd. 1,111 46,322
TVS Motor Co. Ltd. 2,475 68,324
UltraTech Cement Ltd. 1,204 160,375
Union Bank of India Ltd. 16,197 22,683
United Spirits Ltd. 3,042 57,674
UPL Ltd. 4,697 27,438
UPL Ltd. * 717 1,889
Varun Beverages Ltd. 11,889 88,667
Vedanta Ltd. 14,311 74,159
Vodafone Idea Ltd. * 250,231 23,145
Voltas Ltd. 2,255 47,057
Wipro Ltd. 27,412 96,325
Yes Bank Ltd. * 146,249 33,369
Zomato Ltd. * 69,312 224,527
Zydus Lifesciences Ltd. 2,706 30,653
15,521,477
Indonesia - 1.5%
spacing
Alamtri Resources Indonesia Tbk. PT 145,600 21,925
Amman Mineral Internasional PT * 68,100 35,718
Astra International Tbk. PT 213,000 64,749
Bank Central Asia Tbk. PT 579,100 348,108
Bank Mandiri Persero Tbk. PT 390,000 137,281
Bank Negara Indonesia Persero Tbk. PT 156,600 42,145
Bank Rakyat Indonesia Persero Tbk. PT 711,897 179,717
Barito Pacific Tbk. PT 249,988 14,216
Chandra Asri Pacific Tbk. PT 81,400 37,931
Charoen Pokphand Indonesia Tbk. PT 76,400 22,595
GoTo Gojek Tokopedia Tbk. PT * 9,416,100 40,645
Indah Kiat Pulp & Paper Tbk. PT 26,000 10,957
Indofood CBP Sukses Makmur Tbk. PT 24,100 17,032
Indofood Sukses Makmur Tbk. PT 47,300 22,629
Kalbe Farma Tbk. PT 225,500 19,054
Merdeka Copper Gold Tbk. PT * 105,262 10,544
Sumber Alfaria Trijaya Tbk. PT 194,900 34,512
Telkom Indonesia Persero Tbk. PT 516,600 86,472
Unilever Indonesia Tbk. PT 74,600 8,743
a Shares Value
United Tractors Tbk. PT 15,300 $ 25,452
1,180,425
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 15,520 28,231
Gulf Bank KSCP 20,182 21,318
Kuwait Finance House KSCP 106,990 258,789
Mabanee Co. KPSC 7,129 17,620
Mobile Telecommunications Co. KSCP 20,049 30,497
National Bank of Kuwait SAKP 82,694 240,244
596,699
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,355 32,107
Malaysia - 1.5%
spacing
AMMB Holdings Bhd. 26,500 32,468
Axiata Group Bhd. 28,800 16,027
CelcomDigi Bhd. 37,300 30,183
CIMB Group Holdings Bhd. 78,420 143,672
Gamuda Bhd. 42,254 44,735
Genting Bhd. 20,800 17,947
Genting Malaysia Bhd. 31,100 15,708
Hong Leong Bank Bhd. 6,800 31,245
IHH Healthcare Bhd. 22,900 37,386
Inari Amertron Bhd. 30,100 20,563
IOI Corp. Bhd. 25,900 22,467
Kuala Lumpur Kepong Bhd. 5,133 25,019
Malayan Banking Bhd. 56,588 129,562
Malaysia Airports Holdings Bhd. 9,892 23,405
Maxis Bhd. 24,700 20,152
MISC Bhd. 14,000 23,785
Mr. DIY Group M Bhd. ~ 35,250 14,575
Nestle Malaysia Bhd. 700 15,644
Petronas Chemicals Group Bhd. 28,800 33,281
Petronas Dagangan Bhd. 3,100 13,394
Petronas Gas Bhd. 8,400 33,214
PPB Group Bhd. 6,800 18,850
Press Metal Aluminium Holdings Bhd. 38,700 42,383
Public Bank Bhd. 152,000 154,942
QL Resources Bhd. 17,050 18,143
RHB Bank Bhd. 16,278 23,584
SD Guthrie Bhd. 22,202 24,566
Sime Darby Bhd. 28,400 14,979
Sunway Bhd. 24,900 26,661
Telekom Malaysia Bhd. 12,181 18,109
Tenaga Nasional Bhd. 30,200 100,860
YTL Corp. Bhd. 35,400 21,096
YTL Power International Bhd. 26,500 26,182
1,234,787
Mexico - 1.8%
spacing
Alfa SAB de CV Class A  37,262 26,967
America Movil SAB de CV 193,200 138,523
Arca Continental SAB de CV 5,400 44,736
Cemex SAB de CV 158,600 88,842
Coca-Cola Femsa SAB de CV 5,510 42,807
Fibra Uno Administracion SA de CV REIT 28,500 28,321
Fomento Economico Mexicano SAB de CV 18,300 155,959
Gruma SAB de CV Class B  1,905 29,775
Grupo Aeroportuario del Centro Norte SAB
de CV 3,000 25,820

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Grupo Aeroportuario del Pacifico SAB de
CV Class B  4,060 $ 71,371
Grupo Aeroportuario del Sureste SAB de
CV Class B  1,920 49,234
Grupo Bimbo SAB de CV 13,500 35,765
Grupo Carso SAB de CV Class Series A1  6,000 33,173
Grupo Comercial Chedraui SA de CV 3,100 18,629
Grupo Financiero Banorte SAB de CV
Class O  27,100 174,121
Grupo Financiero Inbursa SAB de CV
Class O * 19,100 39,746
Grupo Mexico SAB de CV 32,500 154,200
Industrias Penoles SAB de CV * 2,100 26,810
Kimberly-Clark de Mexico SAB de CV
Class A  15,700 22,137
Operadora De Sites Mexicanos SAB de CV
Class A-1  13,200 7,844
Prologis Property Mexico SA de CV REIT 10,919 30,326
Promotora y Operadora de Infraestructura
SAB de CV 2,000 16,942
Southern Copper Corp. 911 83,019
Wal-Mart de Mexico SAB de CV 54,600 143,734
1,488,801
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 1,715 19,757
Credicorp Ltd. 706 129,424
149,181
Philippines - 0.5%
spacing
Ayala Corp. 2,640 27,200
Ayala Land, Inc. 68,700 30,922
Bank of the Philippine Islands 19,321 40,750
BDO Unibank, Inc. 24,812 61,379
International Container Terminal Services,
Inc. 10,660 71,134
JG Summit Holdings, Inc. 27,350 9,667
Jollibee Foods Corp. 4,620 21,425
Manila Electric Co. 2,940 24,803
Metropolitan Bank & Trust Co. 19,290 23,887
PLDT, Inc. 810 18,107
SM Investments Corp. 2,280 35,216
SM Prime Holdings, Inc. 106,100 45,823
Universal Robina Corp. 9,220 12,543
422,856
Poland - 0.8%
spacing
Alior Bank SA 970 20,200
Allegro.eu SA * ~ 6,112 40,052
Bank Polska Kasa Opieki SA 1,933 64,614
Budimex SA 136 15,373
CD Projekt SA 686 31,817
Dino Polska SA * ~ 513 48,416
KGHM Polska Miedz SA 1,469 40,931
LPP SA 12 45,151
mBank SA * 160 21,278
ORLEN SA 5,849 67,045
PGE Polska Grupa Energetyczna SA * 9,149 13,472
Powszechna Kasa Oszczednosci Bank
Polski SA 9,178 132,866
Powszechny Zaklad Ubezpieczen SA 6,382 70,891
Santander Bank Polska SA 429 47,622
659,728
a Shares Value
Qatar - 0.8%
spacing
Barwa Real Estate Co. 21,649 $ 16,837
Commercial Bank PSQC 33,148 39,606
Dukhan Bank 19,735 20,039
Industries Qatar QSC 15,860 57,792
Masraf Al Rayan QSC 63,139 42,693
Mesaieed Petrochemical Holding Co. 60,358 24,773
Ooredoo QPSC 8,497 26,954
Qatar Electricity & Water Co. QSC 4,435 19,124
Qatar Fuel QSC 6,045 24,904
Qatar Gas Transport Co. Ltd. 28,811 32,842
Qatar International Islamic Bank QSC 10,554 31,595
Qatar Islamic Bank QPSC 18,565 108,929
Qatar National Bank QPSC 48,275 229,201
675,289
Romania - 0.1%
spacing
NEPI Rockcastle NV 6,414 46,900
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 –
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 241 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ)
* ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
–
Saudi Arabia - 4.1%
spacing
ACWA Power Co. 1,532 163,869
Ades Holding Co. 3,429 15,854
Advanced Petrochemical Co. * 1,251 10,687
Al Rajhi Bank 20,485 514,907
Al Rajhi Co. for Co-operative Insurance * 433 19,772

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Alinma Bank 12,846 $ 98,947
Almarai Co. JSC 4,324 65,776
Arab National Bank 9,414 52,733
Arabian Internet & Communications
Services Co. 256 18,374
Bank Al-Jazira * 5,352 26,594
Bank AlBilad 6,366 66,070
Banque Saudi Fransi 12,751 53,657
Bupa Arabia for Cooperative Insurance Co. 863 47,544
Co. for Cooperative Insurance 760 29,864
Dallah Healthcare Co. 348 13,893
Dar Al Arkan Real Estate Development Co. * 5,631 22,613
Dr. Sulaiman Al Habib Medical Services
Group Co. 911 67,984
Elm Co. 252 74,780
Etihad Etisalat Co. 3,960 56,218
Jarir Marketing Co. 6,215 20,914
Mobile Telecommunications Co. Saudi
Arabia 4,411 12,041
Mouwasat Medical Services Co. 1,011 22,855
Nahdi Medical Co. 423 13,230
Power & Water Utility Co. for Jubail & Yanbu 750 10,932
Riyad Bank 15,387 116,961
SABIC Agri-Nutrients Co. 2,438 72,001
Sahara International Petrochemical Co. 3,793 25,095
SAL Saudi Logistics Services 262 17,600
Saudi Arabian Mining Co. * 13,504 180,466
Saudi Arabian Oil Co. ~ 61,058 455,795
Saudi Aramco Base Oil Co. 535 15,894
Saudi Awwal Bank 10,512 94,072
Saudi Basic Industries Corp. 9,355 166,814
Saudi Electricity Co. 8,527 38,312
Saudi Industrial Investment Group 3,693 16,390
Saudi Investment Bank 6,522 25,143
Saudi Kayan Petrochemical Co. * 7,513 14,027
Saudi National Bank 30,720 272,601
Saudi Research & Media Group * 386 28,192
Saudi Tadawul Group Holding Co. 503 29,011
Saudi Telecom Co. 20,870 222,179
Savola Group * 77 752
Yanbu National Petrochemical Co. 2,834 28,502
3,319,915
South Africa - 2.7%
spacing
Absa Group Ltd. 8,869 89,178
Anglo American Platinum Ltd. 957 28,867
Aspen Pharmacare Holdings Ltd. 4,027 35,178
Bid Corp. Ltd. 3,520 80,313
Bidvest Group Ltd. 3,560 49,690
Capitec Bank Holdings Ltd. 913 151,672
Clicks Group Ltd. 2,497 49,368
Discovery Ltd. 5,612 57,921
Exxaro Resources Ltd. 2,487 20,816
FirstRand Ltd. 52,878 212,104
Gold Fields Ltd. 9,354 122,382
Harmony Gold Mining Co. Ltd. 5,990 48,016
Impala Platinum Holdings Ltd. * 9,471 44,281
Kumba Iron Ore Ltd. 667 11,531
MTN Group Ltd. 17,641 85,739
Naspers Ltd. Class N  1,770 391,980
Nedbank Group Ltd. 4,844 72,311
Old Mutual Ltd. 49,238 32,742
OUTsurance Group Ltd. 8,828 31,109
Pepkor Holdings Ltd. ~ 25,395 38,896
a Shares Value
Remgro Ltd. 5,330 $ 43,807
Sanlam Ltd. 18,769 86,409
Sasol Ltd. 6,121 26,955
Shoprite Holdings Ltd. 5,246 81,586
Sibanye Stillwater Ltd. * 29,138 23,258
Standard Bank Group Ltd. 14,010 164,634
Vodacom Group Ltd. 6,587 35,380
Woolworths Holdings Ltd. 9,692 31,960
2,148,083
South Korea - 8.5%
spacing
Alteogen, Inc. * 418 86,835
Amorepacific Corp. 300 21,230
Celltrion, Inc. 1,671 210,578
CJ CheilJedang Corp. 88 15,156
Coway Co. Ltd. 589 26,575
DB Insurance Co. Ltd. 477 33,142
Doosan Bobcat, Inc. 587 16,465
Doosan Enerbility Co. Ltd. * 4,688 55,117
Ecopro BM Co. Ltd. * 510 37,342
Ecopro Co. Ltd. * 1,043 39,990
Ecopro Materials Co. Ltd. * 185 8,061
Enchem Co. Ltd. * 156 13,936
GS Holdings Corp. * 487 12,918
Hana Financial Group, Inc. 3,002 114,866
Hanjin Kal Corp. 252 12,788
Hankook Tire & Technology Co. Ltd. 788 20,346
Hanmi Pharm Co. Ltd. 69 13,048
Hanmi Semiconductor Co. Ltd. 469 25,710
Hanwha Aerospace Co. Ltd. 334 73,643
Hanwha Ocean Co. Ltd. * 986 24,763
HD Hyundai Co. Ltd. 457 24,504
HD Hyundai Electric Co. Ltd. 245 62,991
HD Hyundai Heavy Industries Co. Ltd. * 231 44,737
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 444 68,283
HLB, Inc. * 1,234 60,583
HMM Co. Ltd. 2,732 32,635
HYBE Co. Ltd. * 237 30,926
Hyundai Glovis Co. Ltd. 389 31,031
Hyundai Mobis Co. Ltd. 631 100,352
Hyundai Motor Co. 1,422 201,882
Hyundai Rotem Co. Ltd. * 791 26,535
Industrial Bank of Korea 2,870 27,823
Kakao Corp. 3,245 83,158
KakaoBank Corp. 1,732 24,472
KB Financial Group, Inc. 3,907 220,007
Kia Corp. 2,504 169,445
Korea Aerospace Industries Ltd. 758 28,169
Korea Electric Power Corp. * 2,690 36,441
Korea Investment Holdings Co. Ltd. 429 20,572
Korea Zinc Co. Ltd. 54 36,576
Korean Air Lines Co. Ltd. 1,867 28,407
Krafton, Inc. * 301 63,428
KT&G Corp. 1,090 78,870
Kumho Petrochemical Co. Ltd. 161 9,859
L&F Co. Ltd. * 272 14,704
LG Chem Ltd. 528 88,457
LG Corp. 991 48,017
LG Display Co. Ltd. * 3,047 18,595
LG Electronics, Inc. 1,102 61,915
LG Energy Solution Ltd. * 489 114,199
LG H&H Co. Ltd. 96 19,746
LG Innotek Co. Ltd. 151 16,344

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
LG Uplus Corp. 2,155 $ 15,068
Lotte Chemical Corp. 201 8,120
LS Electric Co. Ltd. 161 17,426
Meritz Financial Group, Inc. 1,000 70,257
Mirae Asset Securities Co. Ltd. 2,407 12,974
NAVER Corp. * 1,512 201,746
NCSoft Corp. 153 18,893
Netmarble Corp. * ~ 322 11,196
NH Investment & Securities Co. Ltd. 1,337 12,586
Orion Corp. 244 16,855
Posco DX Co. Ltd. 566 7,206
POSCO Future M Co. Ltd. 323 30,516
POSCO Holdings, Inc. 732 124,867
Posco International Corp. 563 14,955
S-Oil Corp. 457 17,065
Samsung Biologics Co. Ltd. * ~ 186 119,183
Samsung C&T Corp. 927 71,629
Samsung E&A Co. Ltd. * 1,656 18,459
Samsung Electro-Mechanics Co. Ltd. 583 48,356
Samsung Electronics Co. Ltd. 49,956 1,782,770
Samsung Fire & Marine Insurance Co. Ltd. 321 77,713
Samsung Heavy Industries Co. Ltd. * 6,907 52,697
Samsung Life Insurance Co. Ltd. 830 53,113
Samsung SDI Co. Ltd. * 575 95,041
Samsung SDS Co. Ltd. 445 38,292
Shinhan Financial Group Co. Ltd. 4,524 146,699
SK Biopharmaceuticals Co. Ltd. * 336 25,091
SK Bioscience Co. Ltd. * 292 9,942
SK Hynix, Inc. 5,705 653,738
SK Innovation Co. Ltd. * 651 49,213
SK Square Co. Ltd. * 986 51,782
SK Telecom Co. Ltd. 552 20,685
SK, Inc. 375 33,287
SKC Co. Ltd. * 204 14,358
Woori Financial Group, Inc. 6,578 68,538
Yuhan Corp. 590 47,536
6,814,024
Taiwan - 19.3%
spacing
Accton Technology Corp. 5,000 117,519
Acer, Inc. 31,000 37,551
Advantech Co. Ltd. 4,898 51,656
Alchip Technologies Ltd. 1,000 99,632
ASE Technology Holding Co. Ltd. 35,000 171,865
Asia Cement Corp. 25,000 30,790
Asia Vital Components Co. Ltd. 3,000 56,594
Asustek Computer, Inc. 7,000 131,208
AUO Corp. 69,400 30,963
Catcher Technology Co. Ltd. 6,000 35,443
Cathay Financial Holding Co. Ltd. 100,202 208,407
Chailease Holding Co. Ltd. 15,454 53,176
Chang Hwa Commercial Bank Ltd. 66,516 36,183
Cheng Shin Rubber Industry Co. Ltd. 19,000 28,377
China Airlines Ltd. 31,000 24,220
China Steel Corp. 124,000 74,262
Chunghwa Telecom Co. Ltd. 40,000 150,577
Compal Electronics, Inc. 45,000 51,521
CTBC Financial Holding Co. Ltd. 176,000 209,517
Delta Electronics, Inc. 20,000 261,785
E Ink Holdings, Inc. 9,000 74,941
E.Sun Financial Holding Co. Ltd. 152,927 125,544
Eclat Textile Co. Ltd. 2,000 30,990
Eva Airways Corp. 29,000 39,188
Evergreen Marine Corp. Taiwan Ltd. 11,000 75,456
a Shares Value
Far Eastern New Century Corp. 31,000 $ 29,852
Far EasTone Telecommunications Co. Ltd. 19,000 51,768
Feng TAY Enterprise Co. Ltd. 5,080 20,568
First Financial Holding Co. Ltd. 119,192 98,421
Formosa Chemicals & Fibre Corp. 37,000 30,778
Formosa Plastics Corp. 40,000 43,275
Fortune Electric Co. Ltd. 1,200 20,544
Fubon Financial Holding Co. Ltd. 86,072 236,699
Gigabyte Technology Co. Ltd. 6,000 49,643
Global Unichip Corp. 1,000 41,288
Globalwafers Co. Ltd. 3,000 34,864
Hon Hai Precision Industry Co. Ltd. 130,000 726,784
Hotai Motor Co. Ltd. 3,120 58,845
Hua Nan Financial Holdings Co. Ltd. 94,539 75,300
Innolux Corp. 81,063 35,421
International Games System Co. Ltd. 2,000 59,386
Inventec Corp. 29,000 44,191
Jentech Precision Industrial Co. Ltd. 1,000 46,366
KGI Financial Holding Co. Ltd. 170,214 89,170
Largan Precision Co. Ltd. 1,000 81,408
Lite-On Technology Corp. 22,000 66,606
MediaTek, Inc. 16,000 687,836
Mega Financial Holding Co. Ltd. 125,194 147,594
Micro-Star International Co. Ltd. 8,000 44,681
Nan Ya Plastics Corp. 54,000 49,185
Nanya Technology Corp. * 13,000 11,568
Nien Made Enterprise Co. Ltd. 2,000 22,326
Novatek Microelectronics Corp. 6,000 91,658
Pegatron Corp. 21,000 58,723
PharmaEssentia Corp. * 2,000 37,469
Pou Chen Corp. 23,000 25,844
President Chain Store Corp. 6,000 48,109
Quanta Computer, Inc. 28,000 243,696
Realtek Semiconductor Corp. 5,000 86,412
Ruentex Development Co. Ltd. 16,900 22,083
Shanghai Commercial & Savings Bank Ltd. 41,178 49,690
Shin Kong Financial Holding Co. Ltd. * 152,812 54,935
SinoPac Financial Holdings Co. Ltd. 115,207 80,321
Synnex Technology International Corp. 13,000 28,047
Taishin Financial Holding Co. Ltd. 124,919 66,228
Taiwan Business Bank 73,408 33,214
Taiwan Cooperative Financial Holding Co.
Ltd. 113,313 83,908
Taiwan High Speed Rail Corp. 21,000 17,799
Taiwan Mobile Co. Ltd. 19,000 65,743
Taiwan Semiconductor Manufacturing Co.
Ltd. 257,000 8,352,506
TCC Group Holdings Co. Ltd. 72,493 70,035
Uni-President Enterprises Corp. 51,000 125,735
Unimicron Technology Corp. 14,000 59,990
United Microelectronics Corp. 118,000 153,706
Vanguard International Semiconductor Corp. 10,098 30,759
Voltronic Power Technology Corp. 1,000 56,605
Walsin Lihwa Corp. 29,727 21,463
Wan Hai Lines Ltd. 7,500 18,534
Wistron Corp. 29,000 91,619
Wiwynn Corp. 1,000 79,387
WPG Holdings Ltd. 17,000 35,399
Yageo Corp. 4,461 73,406
Yang Ming Marine Transport Corp. 19,000 43,842
Yuanta Financial Holding Co. Ltd. 110,589 114,465
Zhen Ding Technology Holding Ltd. 7,000 25,565
15,558,627

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Thailand - 1.4%
spacing
Advanced Info Service PCL 12,700 $ 106,557
Airports of Thailand PCL 46,100 80,199
Bangkok Dusit Medical Services PCL 119,400 85,701
Bangkok Expressway & Metro PCL 68,400 14,210
Bumrungrad Hospital PCL 6,100 35,612
Central Pattana PCL 20,300 33,872
Central Retail Corp. PCL 19,200 19,012
Charoen Pokphand Foods PCL 37,700 25,175
CP ALL PCL 62,000 101,075
CP Axtra PCL 20,377 16,286
Delta Electronics Thailand PCL 700 3,102
Delta Electronics Thailand PCL NVDR 31,900 141,373
Gulf Energy Development PCL 31,500 54,757
Home Product Center PCL 62,600 17,149
Intouch Holdings PCL 10,300 29,225
JMT Network Services PCL 100 53
Kasikornbank PCL NVDR 5,800 26,399
Krung Thai Bank PCL 34,600 21,288
Krungthai Card PCL 9,800 14,339
Minor International PCL 34,590 26,263
PTT Exploration & Production PCL 14,500 50,967
PTT Global Chemical PCL 23,800 16,960
PTT Oil & Retail Business PCL 31,400 12,223
PTT PCL 103,800 96,777
SCB X PCL 3,850 13,229
SCB X PCL NVDR 4,500 15,492
Siam Cement PCL 8,000 39,298
Thai Oil PCL 12,383 10,309
Thai Union Group PCL 700 266
TMBThanachart Bank PCL 266,800 14,540
True Corp. PCL * 111,874 36,315
1,158,023
Turkey - 0.7%
spacing
Akbank TAS 32,784 60,106
Anadolu Efes Biracilik Ve Malt Sanayii AS 2,221 12,009
Aselsan Elektronik Sanayi Ve Ticaret AS 14,192 29,089
BIM Birlesik Magazalar AS 4,769 71,256
Coca-Cola Icecek AS 8,969 15,178
Eregli Demir ve Celik Fabrikalari TAS 28,970 19,984
Ford Otomotiv Sanayi AS 722 19,126
Haci Omer Sabanci Holding AS 10,919 29,635
KOC Holding AS 8,003 40,389
Pegasus Hava Tasimaciligi AS * 2,400 14,452
Sasa Polyester Sanayi AS * 115,262 13,251
Turk Hava Yollari AO * 5,692 45,169
Turkcell Iletisim Hizmetleri AS 12,637 33,093
Turkiye Is Bankasi AS Class C  91,675 35,038
Turkiye Petrol Rafinerileri AS 9,705 38,934
Turkiye Sise ve Cam Fabrikalari AS 14,441 16,929
Yapi ve Kredi Bankasi AS 36,118 31,266
524,904
United Arab Emirates - 1.4%
spacing
Abu Dhabi Commercial Bank PJSC 30,649 86,890
Abu Dhabi Islamic Bank PJSC 15,274 57,469
Abu Dhabi National Oil Co. for Distribution
PJSC 31,892 30,563
ADNOC Drilling Co. PJSC 33,826 49,085
Aldar Properties PJSC 40,334 84,301
Americana Restaurants International PLC -
Foreign Co. 29,990 18,036
a Shares Value
Dubai Islamic Bank PJSC 30,564 $ 58,950
Emaar Properties PJSC 69,369 243,003
Emirates NBD Bank PJSC 19,833 115,821
Emirates Telecommunications Group Co.
PJSC 36,194 160,816
First Abu Dhabi Bank PJSC 46,147 172,590
Multiply Group PJSC * 35,914 20,242
1,097,766
United Kingdom - 0.1%
spacing
Anglogold Ashanti PLC 5,247 117,353
United States - 0.1%
spacing
JBS SA 8,100 47,814
Legend Biotech Corp. ADR * 775 25,218
73,032
Total Common Stocks
    (Cost $80,980,624) 78,509,133
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.159% due 02/20/25 ‡ $ 54,000 53,694
Total Short-Term Investments
(Cost $53,669) 53,694
TOTAL INVESTMENTS - 99.0%
(Cost $82,446,757) 79,728,370
DERIVATIVES - (0.1%) (56,037)
OTHER ASSETS & LIABILITIES, NET - 1.1% 852,862
NET ASSETS - 100.0% $ 80,525,195

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, an investment with a value of $53,694 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of December 31, 2024, open futures contracts outstanding were as follows:
Financial 25 .2%
Technology 20 .6%
Communications 16 .1%
Consumer, Non-Cyclical 8 .3%
Industrial 8 .1%
Consumer, Cyclical 8 .1%
Energy 4 .8%
Basic Materials 4 .8%
Others (each less than 3.0%) 3 .0%
99 .0%
Derivatives (0.1%)
Other Assets & Liabilities, Net 1 .1%
100 .0%
China 27 .5%
Taiwan 19 .3%
India 19 .3%
South Korea 8 .9%
Saudi Arabia 4 .1%
Brazil 4 .0%
Others (each less than 3.0%) 15 .9%
99 .0%
Derivatives (0.1%)
Other Assets and Liabilities, Net 1 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 03/25 28 $ 1,559,357 $ 1,503,320 ( $ 56,037 )
a

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 1,165,543 $ – $ 1,165,543 $ –
Common Stocks
Brazil 2,458,477 547,153 1,911,324 –
Chile 275,815 35,313 240,502 –
China 22,127,466 1,501,398 20,621,495 4,573
Colombia 47,477 – 47,477 –
Czech Republic 99,410 75,872 23,538 –
Egypt 54,784 54,784 – –
Greece 375,603 – 375,603 –
Hong Kong 58,882 – 58,882 –
Hungary 191,242 – 191,242 –
India 15,521,477 90,556 15,430,921 –
Indonesia 1,180,425 527,313 653,112 –
Kuwait 596,699 17,620 579,079 –
Luxembourg 32,107 32,107 – –
Malaysia 1,234,787 74,185 1,160,602 –
Mexico 1,488,801 1,488,801 – –
Peru 149,181 149,181 – –
Philippines 422,856 136,687 286,169 –
Poland 659,728 48,416 611,312 –
Qatar 675,289 102,577 572,712 –
Romania 46,900 46,900 – –
Saudi Arabia 3,319,915 382,454 2,937,461 –
South Africa 2,148,083 777,955 1,370,128 –
South Korea 6,814,024 – 6,814,024 –
Taiwan 15,558,627 – 15,558,627 –
Thailand 1,158,023 16,286 1,141,737 –
Turkey 524,904 313,848 211,056 –
United Arab Emirates 1,097,766 383,191 714,575 –
United Kingdom 117,353 – 117,353 –
United States 73,032 25,218 47,814 –
Total Common Stocks 78,509,133 6,827,815 71,676,745 4,573
Short-Term Investments 53,694 – 53,694 –
Total Assets 79,728,370 6,827,815 72,895,982 4,573
Liabilities Derivatives:
Equity Contracts
Futures (56,037) (56,037) – –
Total Liabilities (56,037) (56,037) – –
Total $ 79,672,333 $ 6,771,778 $ 72,895,982 $ 4,573

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2024

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.4%
Germany - 0.4%
spacing
Bayerische Motoren Werke AG 2,768 207,365
Dr. Ing hc F Porsche AG ~ 5,631 341,234
Henkel AG & Co. KGaA 8,370 734,354
Sartorius AG 1,296 288,015
Volkswagen AG 10,197 940,827
2,511,795
Total Preferred Stocks
    (Cost $3,845,386) 2,511,795
COMMON STOCKS - 98.7%
Australia - 6.1%
spacing
ANZ Group Holdings Ltd. 147,273 2,594,920
Aristocrat Leisure Ltd. 28,010 1,182,877
BHP Group Ltd. 250,902 6,120,693
Commonwealth Bank of Australia 82,758 7,830,657
Fortescue Ltd. 83,740 942,960
Glencore PLC * 512,822 2,258,558
Goodman Group REIT 85,075 1,870,115
Macquarie Group Ltd. 17,905 2,448,741
National Australia Bank Ltd. 152,010 3,482,902
Rio Tinto Ltd. 18,357 1,331,120
Rio Tinto PLC 55,752 3,291,042
Telstra Group Ltd. 199,977 495,603
Transurban Group >> 153,471 1,268,439
Wesfarmers Ltd. 56,115 2,479,024
Westpac Banking Corp. 170,019 3,393,746
WiseTech Global Ltd. 9,097 679,120
Woodside Energy Group Ltd. 93,893 1,453,926
Woolworths Group Ltd. 60,407 1,138,712
44,263,155
Austria - 0.0%
spacing
Verbund AG 3,367 244,140
Belgium - 0.6%
spacing
Anheuser-Busch InBev SA 44,435 2,224,590
KBC Group NV 11,350 876,325
UCB SA 6,252 1,244,546
4,345,461
Brazil - 0.2%
spacing
Wheaton Precious Metals Corp. 22,434 1,262,747
Canada - 11.7%
spacing
Agnico Eagle Mines Ltd. 24,803 1,940,482
Alimentation Couche-Tard, Inc. 37,502 2,079,835
Bank of Montreal 36,069 3,501,638
Bank of Nova Scotia 61,186 3,285,643
Barrick Gold Corp. (0R22 LI) 13,874 206,820
a Shares Value
Barrick Gold Corp. (ABX CN) 72,811 $ 1,129,053
BCE, Inc. 3,609 83,656
Brookfield Corp. 67,601 3,885,488
Canadian Imperial Bank of Commerce 46,634 2,949,967
Canadian National Railway Co. 26,459 2,686,855
Canadian Natural Resources Ltd. (TSE) 104,512 3,226,716
Canadian Pacific Kansas City Ltd. 46,143 3,341,030
Cenovus Energy, Inc. 67,847 1,028,478
CGI, Inc. 10,071 1,101,928
Constellation Software, Inc. 996 3,079,850
Dollarama, Inc. 13,900 1,356,494
Enbridge, Inc. 107,673 4,569,988
Fairfax Financial Holdings Ltd. 1,022 1,421,963
Fortis, Inc. 24,711 1,026,810
Franco-Nevada Corp. 9,516 1,118,260
George Weston Ltd. 2,916 453,472
Great-West Lifeco, Inc. 13,814 458,112
Hydro One Ltd. ~ 16,303 502,093
Imperial Oil Ltd. 9,059 558,306
Intact Financial Corp. 8,820 1,605,940
Loblaw Cos. Ltd. 7,511 988,456
Manulife Financial Corp. 86,978 2,672,057
National Bank of Canada 16,839 1,535,067
Nutrien Ltd. 24,466 1,094,753
Pembina Pipeline Corp. 28,691 1,060,057
Power Corp. of Canada 27,786 866,760
Restaurant Brands International, Inc. 15,204 990,965
Rogers Communications, Inc. Class B  17,724 544,870
Royal Bank of Canada 69,975 8,437,210
Shopify, Inc. Class A * 59,956 6,381,209
Sun Life Financial, Inc. 28,561 1,695,837
Suncor Energy, Inc. 62,394 2,227,164
TC Energy Corp. 51,303 2,390,892
Teck Resources Ltd. Class B  22,525 913,254
TELUS Corp. * 2,129 28,867
TELUS Corp. 22,213 301,180
Thomson Reuters Corp. 7,783 1,249,763
Toronto-Dominion Bank 86,433 4,601,703
84,578,941
China - 0.5%
spacing
BOC Hong Kong Holdings Ltd. 183,006 584,363
Prosus NV 67,647 2,687,266
3,271,629
Denmark - 2.8%
spacing
AP Moller - Maersk AS Class A  145 233,286
AP Moller - Maersk AS Class B  225 374,346
Carlsberg AS Class B  4,724 453,706
Coloplast AS Class B  6,237 683,339
DSV AS 10,106 2,152,230
Genmab AS * 3,109 649,292
Novo Nordisk AS Class B  159,259 13,741,158
Novonesis (Novozymes) B Class B  17,425 987,415
Orsted AS * ~ 8,315 375,453
Vestas Wind Systems AS * 49,938 684,994
20,335,219
Finland - 0.6%
spacing
Kone OYJ Class B  16,808 819,391
Nokia OYJ (OMXH) 263,706 1,166,481
Nordea Bank Abp 156,015 1,702,240

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Sampo OYJ Class A  24,469 $ 999,434
4,687,546
France - 9.1%
spacing
Air Liquide SA 28,593 4,648,069
Airbus SE 29,384 4,705,284
AXA SA 87,078 3,099,072
BNP Paribas SA 50,326 3,089,853
Capgemini SE 7,682 1,254,682
Cie de Saint-Gobain SA 22,431 1,993,255
Cie Generale des Etablissements Michelin
SCA 33,036 1,087,064
Credit Agricole SA 52,632 724,191
Danone SA 31,924 2,157,415
Dassault Systemes SE 33,093 1,145,147
Engie SA 90,318 1,432,389
EssilorLuxottica SA 14,699 3,585,524
Hermes International SCA 1,566 3,757,412
Kering SA 3,681 909,190
Legrand SA 12,968 1,261,415
L'Oreal SA 11,875 4,203,784
LVMH Moet Hennessy Louis Vuitton SE 13,603 8,947,955
Orange SA 92,077 918,728
Pernod Ricard SA 10,022 1,132,354
Safran SA 17,959 3,934,951
Sartorius Stedim Biotech 1,444 281,911
Societe Generale SA 35,618 999,636
Thales SA 4,583 658,097
TotalEnergies SE 106,708 5,945,219
Veolia Environnement SA 34,794 976,233
Vinci SA 24,737 2,546,836
65,395,666
Germany - 8.0%
spacing
adidas AG 8,011 1,970,420
Allianz SE 19,370 5,953,617
BASF SE 44,135 1,935,367
Bayer AG 48,581 970,403
Bayerische Motoren Werke AG 14,335 1,172,458
Beiersdorf AG 4,905 630,024
Daimler Truck Holding AG 24,417 935,221
Deutsche Bank AG 93,705 1,617,057
Deutsche Boerse AG 9,311 2,144,846
Deutsche Post AG 50,439 1,780,616
Deutsche Telekom AG 172,605 5,171,777
E.ON SE 111,020 1,293,166
Hannover Rueck SE 2,982 746,750
Henkel AG & Co. KGaA 5,139 396,048
Infineon Technologies AG 64,577 2,107,905
Mercedes-Benz Group AG 37,032 2,064,598
Merck KGaA 6,391 930,037
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,614 3,337,176
RWE AG 31,265 933,684
SAP SE 51,637 12,701,364
Siemens AG 37,582 7,328,288
Siemens Healthineers AG ~ 13,945 736,392
Vonovia SE 36,621 1,114,848
57,972,062
Hong Kong - 1.4%
spacing
AIA Group Ltd. 540,665 3,883,522
CLP Holdings Ltd. 81,496 683,530
a Shares Value
Hang Seng Bank Ltd. 37,224 $ 455,951
Hong Kong Exchanges & Clearing Ltd. 59,615 2,231,313
MTR Corp. Ltd. 76,823 266,872
Prudential PLC 133,305 1,057,911
Sun Hung Kai Properties Ltd. 71,496 680,308
Techtronic Industries Co. Ltd. 67,998 893,898
10,153,305
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 4,351 812,332
Italy - 2.0%
spacing
Enel SpA 402,191 2,870,104
Eni SpA 113,692 1,555,118
Ferrari NV 6,233 2,659,613
Generali 46,564 1,317,383
Intesa Sanpaolo SpA 723,262 2,900,870
Snam SpA 99,716 442,016
UniCredit SpA 72,853 2,917,641
14,662,745
Japan - 19.3%
spacing
Advantest Corp. 37,900 2,154,950
Aeon Co. Ltd. 32,300 755,930
Ajinomoto Co., Inc. 23,000 936,350
Asahi Group Holdings Ltd. 71,500 750,084
Astellas Pharma, Inc. 89,500 869,110
Bridgestone Corp. 28,200 947,889
Canon, Inc. 46,200 1,500,652
Central Japan Railway Co. 38,200 716,844
Chugai Pharmaceutical Co. Ltd. 33,200 1,463,494
Dai-ichi Life Holdings, Inc. 44,800 1,193,756
Daiichi Sankyo Co. Ltd. 86,700 2,372,393
Daikin Industries Ltd. 13,100 1,528,519
Daiwa House Industry Co. Ltd. 29,400 902,614
Denso Corp. 93,500 1,289,084
Disco Corp. 4,600 1,220,276
East Japan Railway Co. 44,900 795,219
FANUC Corp. 46,800 1,222,554
Fast Retailing Co. Ltd. 9,400 3,171,011
FUJIFILM Holdings Corp. 55,400 1,146,205
Fujitsu Ltd. 81,900 1,438,703
Hitachi Ltd. 229,300 5,615,567
Honda Motor Co. Ltd. 221,900 2,112,667
Hoya Corp. 17,200 2,134,628
ITOCHU Corp. 58,800 2,891,453
Japan Post Bank Co. Ltd. 71,600 676,738
Japan Post Holdings Co. Ltd. 95,100 895,627
Japan Tobacco, Inc. 59,300 1,521,213
Kao Corp. 23,000 930,615
KDDI Corp. 75,900 2,417,460
Keyence Corp. 9,600 3,902,125
Komatsu Ltd. 43,300 1,179,593
Kyocera Corp. 63,500 629,395
LY Corp. 141,400 373,874
Marubeni Corp. 70,500 1,058,105
Mitsubishi Corp. 165,300 2,704,592
Mitsubishi Electric Corp. 94,100 1,588,948
Mitsubishi Estate Co. Ltd. 53,400 741,285
Mitsubishi Heavy Industries Ltd. 158,500 2,210,115
Mitsubishi UFJ Financial Group, Inc. 549,100 6,410,580
Mitsui & Co. Ltd. 124,800 2,588,241
Mitsui Fudosan Co. Ltd. 132,100 1,056,446

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
a Shares Value
Mizuho Financial Group, Inc. 119,300 $ 2,912,416
MS&AD Insurance Group Holdings, Inc. 63,600 1,373,601
Murata Manufacturing Co. Ltd. 83,700 1,327,885
NIDEC Corp. 41,300 741,816
Nintendo Co. Ltd. 51,400 2,993,627
Nippon Telegraph & Telephone Corp. 1,477,600 1,475,921
Nomura Research Institute Ltd. 18,700 549,061
NTT Data Group Corp. 31,200 593,264
Olympus Corp. 58,200 868,940
Oriental Land Co. Ltd. 54,000 1,164,032
ORIX Corp. 57,100 1,226,730
Otsuka Holdings Co. Ltd. 22,100 1,202,238
Panasonic Holdings Corp. 115,300 1,178,435
Recruit Holdings Co. Ltd. 69,400 4,823,849
Renesas Electronics Corp. * 83,300 1,054,163
Seven & i Holdings Co. Ltd. 109,500 1,716,700
Shin-Etsu Chemical Co. Ltd. 89,100 2,934,697
SMC Corp. 2,800 1,087,300
SoftBank Corp. 1,414,600 1,785,703
SoftBank Group Corp. 47,300 2,702,995
Sompo Holdings, Inc. 44,100 1,142,643
Sony Group Corp. 308,700 6,506,018
Sumitomo Corp. 53,900 1,166,458
Sumitomo Mitsui Financial Group, Inc. 184,400 4,425,642
Suzuki Motor Corp. 77,700 870,578
Takeda Pharmaceutical Co. Ltd. 78,700 2,083,370
Terumo Corp. 66,400 1,281,900
Tokio Marine Holdings, Inc. 92,900 3,334,007
Tokyo Electron Ltd. 22,200 3,337,088
Toyota Industries Corp. 8,100 651,446
Toyota Motor Corp. 507,700 9,912,961
Toyota Tsusho Corp. 31,500 557,062
Unicharm Corp. 55,200 455,070
139,452,520
Luxembourg - 0.1%
spacing
ArcelorMittal SA 23,154 537,967
CVC Capital Partners PLC * ~ 10,513 232,473
770,440
Netherlands - 3.9%
spacing
Adyen NV * ~ 1,076 1,599,020
Argenx SE * 2,957 1,826,574
ASM International NV 2,322 1,342,546
ASML Holding NV 19,759 13,839,880
Heineken Holding NV 6,409 384,252
Heineken NV 14,242 1,015,015
ING Groep NV 163,351 2,559,967
Koninklijke Ahold Delhaize NV 45,956 1,499,034
Koninklijke Philips NV * 39,508 1,000,788
Universal Music Group NV 40,706 1,041,223
Wolters Kluwer NV 11,795 1,959,672
28,067,971
Norway - 0.3%
spacing
DNB Bank ASA 44,283 884,084
Equinor ASA 41,431 982,704
1,866,788
Portugal - 0.1%
spacing
EDP SA 155,174 496,404
a Shares Value
Singapore - 1.5%
spacing
DBS Group Holdings Ltd. 98,509 $ 3,156,767
Oversea-Chinese Banking Corp. Ltd. 167,457 2,045,165
Sea Ltd. ADR * 18,305 1,942,160
Singapore Telecommunications Ltd. 367,500 827,913
STMicroelectronics NV 33,797 846,508
United Overseas Bank Ltd. 62,500 1,659,742
10,478,255
South Africa - 0.3%
spacing
Anglo American PLC 62,836 1,857,881
Spain - 2.6%
spacing
Aena SME SA ~ 3,709 756,998
Amadeus IT Group SA 22,277 1,572,404
Banco Bilbao Vizcaya Argentaria SA 284,992 2,788,484
Banco Santander SA 766,186 3,544,566
CaixaBank SA (SIBE) 197,672 1,073,195
Cellnex Telecom SA * ~ 26,201 827,598
EDP Renovaveis SA 15,426 160,221
Endesa SA 15,707 337,767
Iberdrola SA 298,974 4,119,927
Industria de Diseno Textil SA 53,941 2,763,070
Telefonica SA 196,271 800,958
18,745,188
Sweden - 2.5%
spacing
Assa Abloy AB Class B  49,563 1,463,906
Atlas Copco AB Class A  132,825 2,027,128
Atlas Copco AB Class B  77,185 1,042,847
Epiroc AB Class A  32,588 567,931
Epiroc AB Class B  19,284 300,853
EQT AB 18,412 508,978
Essity AB Class B  30,156 805,970
Evolution AB ~ 8,380 646,231
H & M Hennes & Mauritz AB Class B  28,011 377,555
Hexagon AB Class B  102,666 980,197
Investor AB Class B  85,589 2,266,990
Sandvik AB 52,725 945,432
Skandinaviska Enskilda Banken AB Class A  78,470 1,075,359
Svenska Handelsbanken AB Class A  72,126 744,704
Swedbank AB Class A  41,983 828,994
Telefonaktiebolaget LM Ericsson Class B  137,363 1,112,427
Volvo AB Class A  9,902 242,015
Volvo AB Class B  78,549 1,908,911
17,846,428
Switzerland - 5.4%
spacing
ABB Ltd. 78,206 4,223,004
Chocoladefabriken Lindt & Spruengli AG
(LISN SW) 5 549,470
Chocoladefabriken Lindt & Spruengli AG
(LISP SW) 49 543,549
Cie Financiere Richemont SA Class A  26,583 4,021,320
DSM-Firmenich AG 9,196 929,568
Givaudan SA 457 1,997,722
Kuehne & Nagel International AG 2,389 548,140
Lonza Group AG 3,572 2,108,332
Novartis AG 97,462 9,488,630
Partners Group Holding AG 1,122 1,524,004
Schindler Holding AG (SCHN SW) 1,161 316,722
Schindler Holding AG (SCHP SW) 2,014 556,435

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2024, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2024, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2024, an investment with a value of $328,132 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a Shares Value
Sika AG 7,539 $ 1,798,858
Straumann Holding AG 5,520 695,308
Swisscom AG 1,281 712,945
UBS Group AG (XVTX) 162,639 4,979,473
Zurich Insurance Group AG 7,237 4,304,319
39,297,799
United Arab Emirates - 0.0%
spacing
NMC Health PLC * ± Ω 4,009 –
United Kingdom - 9.9%
spacing
3i Group PLC 48,134 2,142,599
Ashtead Group PLC 21,624 1,337,835
Associated British Foods PLC 16,509 421,118
AstraZeneca PLC 76,662 9,995,161
BAE Systems PLC 149,442 2,143,786
Barclays PLC 718,665 2,404,075
British American Tobacco PLC 98,519 3,555,030
CK Hutchison Holdings Ltd. 132,466 704,248
Coca-Cola Europacific Partners PLC 10,244 786,842
Compass Group PLC 83,910 2,791,972
Diageo PLC 110,030 3,496,514
HSBC Holdings PLC 900,224 8,842,987
Imperial Brands PLC 39,670 1,268,600
Legal & General Group PLC 291,618 837,330
Lloyds Banking Group PLC 3,032,937 2,071,276
London Stock Exchange Group PLC 23,644 3,337,465
National Grid PLC 241,610 2,870,387
NatWest Group PLC 349,084 1,749,347
Reckitt Benckiser Group PLC 34,183 2,069,123
RELX PLC 92,135 4,174,541
Rolls-Royce Holdings PLC * 420,564 2,982,382
SSE PLC 54,603 1,094,489
Standard Chartered PLC 103,910 1,279,256
Tesco PLC 338,832 1,558,406
Unilever PLC 122,758 6,975,182
Vodafone Group PLC 1,098,649 937,234
71,827,185
United States - 9.7%
spacing
Alcon AG 24,710 2,095,100
BP PLC 799,787 3,953,320
CSL Ltd. 23,944 4,177,049
Experian PLC 45,474 1,954,465
Ferrovial SE 23,526 987,495
GSK PLC 204,973 3,457,334
Haleon PLC 380,532 1,794,265
Holcim AG 25,774 2,481,648
Nestle SA 129,558 10,629,348
Roche Holding AG (RO SW) 1,583 472,839
Roche Holding AG (ROG SW) 34,742 9,714,093
Sanofi SA 56,473 5,489,783
Schneider Electric SE 27,041 6,732,013
Shell PLC 306,788 9,562,887
Spotify Technology SA * 7,575 3,388,904
Stellantis NV 97,170 1,264,028
Swiss Re AG 14,915 2,160,207
70,314,778
Total Common Stocks
    (Cost $652,257,408) 713,006,585
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
4.159% due 02/20/25 ‡ $ 346,000 $ 344,041
Total Short-Term Investments
(Cost $343,878) 344,041
TOTAL INVESTMENTS - 99.1%
(Cost $656,446,672) 715,862,421
DERIVATIVES - (0.0%) (230,964)
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,606,134
NET ASSETS - 100.0% $ 722,237,591
Financial 25 .7%
Consumer, Non-Cyclical 22 .3%
Consumer, Cyclical 12 .8%
Industrial 12 .7%
Technology 7 .0%
Energy 5 .6%
Communications 5 .2%
Basic Materials 5 .1%
Others (each less than 3.0%) 2 .7%
99 .1%
Derivatives (0.0%)
Other Assets & Liabilities, Net 0 .9%
100 .0%
Japan 19 .3%
Canada 11 .7%
United Kingdom 9 .9%
United States (Includes Short-Term Investments) 9 .7%
France 9 .1%
Germany 8 .4%
Australia 6 .1%
Switzerland 5 .4%
Netherlands 3 .9%
Others (each less than 3.0%) 15 .6%
99 .1%
Derivatives (0.0%)
Other Assets and Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2024
See Notes to Financial Statements
(d) As of December 31, 2024, open futures contracts outstanding were as follows:
(e) Fair Value Measurements
As of December 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 03/25 57 $ 6,675,018 $ 6,462,375 ( $ 212,643 )
Montreal Exchange S&P/TSX 60 Index 03/25 3 638,210 619,889 (18,321)
Total Futures Contracts ( $ 230,964 )
Total Value at
December 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Germany $ 2,511,795 $ 734,354 $ 1,777,441 $ –
Common Stocks
Australia 44,263,155 – 44,263,155 –
Austria 244,140 244,140 – –
Belgium 4,345,461 – 4,345,461 –
Brazil 1,262,747 1,262,747 – –
Canada 84,578,941 84,372,121 206,820 –
China 3,271,629 2,687,266 584,363 –
Denmark 20,335,219 – 20,335,219 –
Finland 4,687,546 – 4,687,546 –
France 65,395,666 – 65,395,666 –
Germany 57,972,062 5,296,932 52,675,130 –
Hong Kong 10,153,305 – 10,153,305 –
Israel 812,332 812,332 – –
Italy 14,662,745 – 14,662,745 –
Japan 139,452,520 – 139,452,520 –
Luxembourg 770,440 – 770,440 –
Netherlands 28,067,971 1,499,034 26,568,937 –
Norway 1,866,788 – 1,866,788 –
Portugal 496,404 – 496,404 –
Singapore 10,478,255 1,942,160 8,536,095 –
South Africa 1,857,881 – 1,857,881 –
Spain 18,745,188 – 18,745,188 –
Sweden 17,846,428 805,970 17,040,458 –
Switzerland 39,297,799 – 39,297,799 –
United Kingdom 71,827,185 786,842 71,040,343 –
United States 70,314,778 3,388,904 66,925,874 –
Total Common Stocks 713,006,585 103,098,448 609,908,137 –
Short-Term Investments 344,041 – 344,041 –
Total Assets 715,862,421 103,832,802 612,029,619 –
Liabilities Derivatives:
Equity Contracts
Futures (230,964) (230,964) – –
Total Liabilities (230,964) (230,964) – –
Total $ 715,631,457 $ 103,601,838 $ 612,029,619 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2024

See Notes to Financial Statements
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, reverse repurchase agreements, and/or swap agreements as of December 31, 2024.
§ Variable rate investments. The rate shown is based on the latest available information as of December 31, 2024. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of December 31, 2024.
The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of December 31, 2024. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
RBS Royal Bank of Scotland
SCB Standard Chartered Bank
SGN Societe Generale
SSB State Street Bank and Trust Co.
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CLP Chile Peso
CNH Renminbi Offshore (Hong Kong)
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
PO Principal Only
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
December 31, 2024
See Notes to Financial Statements
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
The credit spreads, if any, shown in the Schedules of Investments were obtained from published reports or other sources believed to be reliable, and are not audited by the Independent Registered Public Accounting Firm.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

See Notes to Financial Statements
Bond Plus
Portfolio
Core Income
Portfolio
Diversified Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield Bond
Portfolio
Inflation
Managed
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 182,514,181 $ 327,106,708 $ 2,039,298,751 $ 361,632,907 $ 727,144,591 $ 472,440,558
Cash 16,784,400 4,321,548 31,549,970 17,278,707 29,931,114 3,866,263
Cash (segregated for derivative investments) – – – – – 2,195,000
Foreign currency held, at value – – – – – 966,318
Receivables:
Dividends and interest 1,238,605 3,609,006 20,908,305 2,907,773 13,284,580 1,645,212
Fund shares sold 16,647 113,411 190,625 209,469 274,944 30,847
Securities sold – 3,216,969 33,300,392 22,343,969 870,151 297,715,711
Due from adviser 20,932 – – – – –
Variation margin on futures contracts 8,686 – – – – 73,543
Variation margin on swap agreements – – – – – 250,700
Forward foreign currency contracts appreciation – – – – – 998,440
Prepaid expenses and other assets 27 1,287 6,326 838 1,615 828
Total Assets 200,583,478 338,368,929 2,125,254,369 404,373,663 771,506,995 780,183,420
LIABILITIES
Payables:
Fund shares redeemed – 126,385 721,612 84,139 308,541 524,852
Securities purchased 500,000 2,851,316 34,905,637 37,625,368 4,827,303 168,509,726
Sale-buyback financing transactions – – – – – 247,234,626
Reverse repurchase agreements – – – – – 8,782,364
Due to custodian – – 205,214 – – –
Due to broker – – – – – 569,000
Variation margin on futures contracts – – 100,923 – – –
Variation margin on swap agreements – – – – – 6,429
Accrued advisory fees 57,825 148,337 722,403 201,604 254,663 120,558
Accrued service fees 200 14,642 114,583 43,926 41,415 41,678
Accrued support service expenses 6,515 9,277 48,699 7,921 14,064 7,632
Accrued custodian and portfolio accounting fees 15,625 68,767 324,713 66,529 45,431 55,586
Accrued shareholder report expenses 782 4,723 29,064 6,410 9,243 4,992
Accrued trustees' fees and deferred compensation 3,115 44,563 121,860 13,945 26,748 19,742
Accrued foreign capital gains tax – – 2,529 – – –
Accrued dividends and interest – – – – – 686
Accrued other 5,751 20,757 56,155 51,233 16,934 11,076
Forward foreign currency contracts depreciation – – – – – 212,265
Outstanding options written, at value – – – – – 375,951
Swap agreements depreciation 2,667,300 – – – – 1,257,833
Total Liabilities 3,257,113 3,288,767 37,353,392 38,101,075 5,544,342 427,734,996
NET ASSETS $ 197,326,365 $ 335,080,162 $ 2,087,900,977 $ 366,272,588 $ 765,962,653 $ 352,448,424
NET ASSETS CONSIST OF:
Paid-in capital $ 201,038,164 $ 219,488,109 $ 1,202,815,195 $ 180,594,877 $ 275,323,044 $ 356,548,378
Undistributed/accumulated earnings (deficit) (3,711,799) 115,592,053 885,085,782 185,677,711 490,639,609 (4,099,954)
NET ASSETS $ 197,326,365 $ 335,080,162 $ 2,087,900,977 $ 366,272,588 $ 765,962,653 $ 352,448,424
Class I Shares:
Net Assets $ 1,279,806 $ 86,569,266 $ 669,767,174 $ 258,964,296 $ 240,561,932 $ 242,177,953
Shares outstanding, $.001 par value (unlimited shares
authorized) 128,982 7,029,211 65,468,044 15,526,555 22,559,704 19,607,909
Net Asset Value Per Share $9.92 $12.32 $10.23 $16.68 $10.66 $12.35
Class P Shares:
Net Assets $ 196,046,559 $ 248,510,896 $ 1,418,133,803 $ 107,308,292 $ 525,400,721 $ 110,270,471
Shares outstanding, $.001 par value (unlimited shares
authorized) 19,751,426 19,792,686 101,497,303 6,286,812 44,502,595 7,774,762
Net Asset Value Per Share $9.93 $12.56 $13.97 $17.07 $11.81 $14.18
Investments, at cost (excluding derivatives) $ 182,878,619 $ 342,481,291 $ 2,066,784,948 $ 360,542,278 $ 725,690,568 $ 515,810,678
Foreign currency held, at cost – – (238,409) – – 1,896,212
Premiums received from outstanding options written – – – – – 615,996
Commitments and contingent liabilities (1) – – – – – –
(1) The Bond Plus Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Intermediate
Bond
Portfolio
Managed Bond
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend Growth
Portfolio
Equity Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 673,107,987 $ 2,716,049,098 $ 965,662,380 $ 108,806,908 $ 664,233,131 $ 4,995,359,682
Cash 2,343,427 4,324,762 16,193,810 3,503,959 11,177,245 63,353,586
Cash (segregated for derivative investments) – 9,447,000 – 2,200,000 – 3,449,400
Foreign currency held, at value 56 4,281,927 2,014 382,507 70,056 –
Receivables:
Dividends and interest 4,644,888 17,275,168 7,426,431 2,669,041 790,493 3,090,664
Fund shares sold 48,111 321,647 19,631 33,437 11,241 2,538,850
Securities sold – 1,068,500,203 – – 352,015 –
Variation margin on futures contracts – – 78,562 244,115 – –
Variation margin on swap agreements – 1,938,077 – 13,577 – –
Forward foreign currency contracts appreciation – 5,080,059 – 1,051,011 – –
Outstanding purchased options, at value – 348,187 – – – –
Swap premiums paid – 876,946 – – – –
Swap agreements appreciation – 388,180 – 334,799 – –
Prepaid expenses and other assets 2,112 4,988 2,272 562 2,194 13,970
Total Assets 680,146,581 3,828,836,242 989,385,100 119,239,916 676,636,375 5,067,806,152
LIABILITIES
Payables:
Fund shares redeemed 319,894 635,603 505,387 53,361 16,914 62,115,410
Securities purchased – 1,848,872,800 3,965,668 – 182,263 –
Sale-buyback financing transactions – 127,913,246 – – – –
Due to custodian – 2,009,995 – – – –
Due to broker – 3,630,000 – – – –
Variation margin on futures contracts – 196,849 – – – 256,465
Accrued advisory fees 235,192 617,307 320,594 78,762 373,571 201,342
Accrued service fees 7,525 119,545 69,470 4,093 116,641 803,850
Accrued support service expenses 16,034 43,714 16,150 3,838 15,264 123,295
Accrued custodian and portfolio accounting fees 71,227 206,663 99,363 74,865 39,972 206,729
Accrued shareholder report expenses 7,121 21,541 9,021 4,799 9,491 37,977
Accrued trustees' fees and deferred compensation 48,082 109,819 80,111 15,112 32,688 247,270
Accrued other 26,452 54,805 35,210 14,835 19,039 119,760
Forward foreign currency contracts depreciation – 1,897,284 – 551,040 – –
Outstanding options written, at value – 433,071 – – – –
Swap premiums received – 430,879 – 200,659 – –
Swap agreements depreciation – 28,262 – 65,476 – –
Total Liabilities 731,527 1,987,221,383 5,100,974 1,066,840 805,843 64,112,098
NET ASSETS $ 679,415,054 $ 1,841,614,859 $ 984,284,126 $ 118,173,076 $ 675,830,532 $ 5,003,694,054
NET ASSETS CONSIST OF:
Paid-in capital $ 754,880,087 $ 1,016,376,428 $ 785,038,524 $ 14,783,660 ( $ 721,419,943 ) ( $ 529,414,542 )
Undistributed/accumulated earnings (deficit) (75,465,033) 825,238,431 199,245,602 103,389,416 1,397,250,475 5,533,108,596
NET ASSETS $ 679,415,054 $ 1,841,614,859 $ 984,284,126 $ 118,173,076 $ 675,830,532 $ 5,003,694,054
Class I Shares:
Net Assets $ 44,558,306 $ 688,795,166 $ 409,388,343 $ 23,979,424 $ 670,749,448 $ 4,590,841,667
Shares outstanding, $.001 par value (unlimited shares
authorized) 4,751,451 49,601,432 36,434,260 1,806,368 15,832,634 30,056,770
Net Asset Value Per Share $9.38 $13.89 $11.24 $13.27 $42.36 $152.74
Class P Shares:
Net Assets $ 634,856,748 $ 1,152,819,693 $ 574,895,783 $ 94,193,652 $ 5,081,084 $ 412,852,387
Shares outstanding, $.001 par value (unlimited shares
authorized) 67,270,115 74,404,137 48,632,309 6,922,045 107,916 2,586,013
Net Asset Value Per Share $9.44 $15.49 $11.82 $13.61 $47.08 $159.65
Investments, at cost (excluding derivatives) $ 731,634,971 $ 2,854,780,621 $ 968,989,596 $ 111,019,192 $ 478,678,286 $ 2,239,103,273
Foreign currency held, at cost 53 4,416,029 2,120 363,820 70,803 –
Outstanding purchased options, at cost – 487,894 – – – –
Premiums received from outstanding options written – 534,310 – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Focused Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap Plus
Bond Alpha
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 631,845,656 $ 1,745,763,908 $ 419,365,309 $ 2,606,084,114 $ 1,737,511,351 $ 748,181,830
Cash 77,247 27,857 7,074,189 10,388,175 16,352,651 81,234,796
Cash (segregated for derivative investments) – – 596,000 – – –
Foreign currency held, at value – – – 279 224,117 –
Receivables:
Dividends and interest 206,469 444,226 354,233 1,548,676 556,550 5,282,529
Fund shares sold 133,433 174,100 944,668 2,232 8,143 –
Securities sold – – 10,944,371 1,109,025 854,641 –
Variation margin on futures contracts – – – – – 34,885
Outstanding purchased options, at value – – 4,900,500 – – –
Prepaid expenses and other assets 2,378 4,442 5,928 6,880 4,101 3,102
Total Assets 632,265,183 1,746,414,533 444,185,198 2,619,139,381 1,755,511,554 834,737,142
LIABILITIES
Payables:
Fund shares redeemed 127,459 898,863 3,733 1,267,452 1,127,549 –
Securities purchased – – 11,111,955 2,696,437 585,801 2,100,000
Variation margin on futures contracts – – 31,753 – – 150,650
Accrued advisory fees 422,163 840,360 217,257 1,035,296 949,338 253,329
Accrued service fees 67,974 176,926 70,146 126,009 74,475 359
Accrued support service expenses 20,061 38,993 9,074 61,279 40,246 11,364
Accrued custodian and portfolio accounting fees 44,991 74,535 49,365 106,125 84,063 11,625
Accrued shareholder report expenses 6,686 12,838 2,458 17,396 12,405 1,563
Accrued trustees' fees and deferred compensation 44,879 75,722 15,880 115,487 79,586 5,957
Accrued other 23,213 39,644 9,241 56,895 38,837 10,203
Outstanding options written, at value – – 5,042,070 – – –
Swap agreements depreciation – – – – – 26,682,246
Total Liabilities 757,426 2,157,881 16,562,932 5,482,376 2,992,300 29,227,296
NET ASSETS $ 631,507,757 $ 1,744,256,652 $ 427,622,266 $ 2,613,657,005 $ 1,752,519,254 $ 805,509,846
NET ASSETS CONSIST OF:
Paid-in capital $ 272,918,292 ( $ 516,080,055 ) $ 347,225,677 $ 900,552,421 ( $ 531,485,061 ) $ 831,373,459
Undistributed/accumulated earnings (deficit) 358,589,465 2,260,336,707 80,396,589 1,713,104,584 2,284,004,315 (25,863,613)
NET ASSETS $ 631,507,757 $ 1,744,256,652 $ 427,622,266 $ 2,613,657,005 $ 1,752,519,254 $ 805,509,846
Class I Shares:
Net Assets $ 390,956,216 $ 1,014,737,895 $ 413,846,048 $ 722,031,130 $ 428,100,889 $ 2,069,718
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,306,825 12,720,975 31,306,460 8,409,582 14,834,710 200,888
Net Asset Value Per Share $73.67 $79.77 $13.22 $85.86 $28.86 $10.30
Class P Shares:
Net Assets $ 240,551,541 $ 729,518,757 $ 13,776,218 $ 1,891,625,875 $ 1,324,418,365 $ 803,440,128
Shares outstanding, $.001 par value (unlimited shares
authorized) 3,172,882 8,373,770 1,034,509 19,560,570 38,521,074 77,958,244
Net Asset Value Per Share $75.81 $87.12 $13.32 $96.71 $34.38 $10.31
Investments, at cost (excluding derivatives) $ 440,570,817 $ 1,086,402,851 $ 334,547,008 $ 2,194,831,248 $ 1,403,119,379 $ 749,881,914
Foreign currency held, at cost – – – 304 227,961 –
Outstanding purchased options, at cost – – 5,120,478 – – –
Premiums received from outstanding options written – – 4,968,744 – – –
Commitments and contingent liabilities (1) – – – – – –
(1) The Large-Cap Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Large-Cap Value
Portfolio
Mid-Cap Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus Bond
Alpha
Portfolio
Small-Cap
Equity
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,128,381,874 $ 941,528,737 $ 616,272,647 $ 317,207,911 $ 194,455,243 $ 407,094,127
Cash 22,225,766 6,081,381 11,880,099 8,661,775 22,099,591 4,457,260
Cash (segregated for derivative investments) – – – – – 116,800
Foreign currency held, at value – – – 3,549 – 3,763
Receivables:
Dividends and interest 1,806,875 324,567 4,617,340 338,031 1,346,405 528,851
Fund shares sold 138 41,188 20,602 979,995 – 62,459
Securities sold – 8,354,944 – 215,583 – 375,640
Due from adviser – – – – 9,589 –
Variation margin on futures contracts – – 92,196 – 8,795 1,356
Other receivables – – 8,616 – – –
Prepaid expenses and other assets 3,807 2,432 1,500 1,040 33 479
Total Assets 1,152,418,460 956,333,249 632,893,000 327,407,884 217,919,656 412,640,735
LIABILITIES
Payables:
Fund shares redeemed 841,599 254,728 76,165 109,660 78 134,745
Securities purchased – 4,752,551 – 255,872 500,000 870,443
Variation margin on futures contracts – – – – 91,080 –
Accrued advisory fees 638,358 563,173 213,549 206,750 55,573 222,835
Accrued service fees 79,000 70,012 74,211 30,165 770 20,095
Accrued support service expenses 33,366 20,052 13,821 9,180 657 6,191
Accrued custodian and portfolio accounting fees 61,795 49,545 37,246 27,244 11,097 44,530
Accrued shareholder report expenses 11,271 7,584 3,296 7,032 128 2,700
Accrued trustees' fees and deferred compensation 64,951 49,294 29,311 19,609 83 10,598
Accrued other 33,684 24,633 18,032 10,806 2,690 10,748
Swap agreements depreciation – – 26,417,945 – 10,544,590 –
Total Liabilities 1,764,024 5,791,572 26,883,576 676,318 11,206,746 1,322,885
NET ASSETS $ 1,150,654,436 $ 950,541,677 $ 606,009,424 $ 326,731,566 $ 206,712,910 $ 411,317,850
NET ASSETS CONSIST OF:
Paid-in capital ( $ 1,346,723,807 ) ( $ 150,286,188 ) $ 1,423,984,850 ( $ 1,138,449,258 ) $ 208,855,030 ( $ 66,759,921 )
Undistributed/accumulated earnings (deficit) 2,497,378,243 1,100,827,865 (817,975,426) 1,465,180,824 (2,142,120) 478,077,771
NET ASSETS $ 1,150,654,436 $ 950,541,677 $ 606,009,424 $ 326,731,566 $ 206,712,910 $ 411,317,850
Class I Shares:
Net Assets $ 450,620,893 $ 396,215,375 $ 420,697,715 $ 174,843,949 $ 5,790,860 $ 113,987,477
Shares outstanding, $.001 par value (unlimited shares
authorized) 11,307,905 14,557,963 11,218,348 5,356,989 558,943 3,496,795
Net Asset Value Per Share $39.85 $27.22 $37.50 $32.64 $10.36 $32.60
Class P Shares:
Net Assets $ 700,033,543 $ 554,326,302 $ 185,311,709 $ 151,887,617 $ 200,922,050 $ 297,330,373
Shares outstanding, $.001 par value (unlimited shares
authorized) 15,818,670 18,361,859 3,963,418 3,109,854 19,385,149 6,912,526
Net Asset Value Per Share $44.25 $30.19 $46.76 $48.84 $10.36 $43.01
Investments, at cost (excluding derivatives) $ 891,671,616 $ 887,554,972 $ 614,487,770 $ 271,359,398 $ 194,854,793 $ 401,618,841
Foreign currency held, at cost – – – 3,535 – 3,765
Commitments and contingent liabilities (1) – – – – – –
(1) The QQQ Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Small-Cap
Growth
Portfolio
Small-Cap Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap Value
Portfolio
Value
Portfolio
Value Advantage
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 406,165,509 $ 698,381,993 $ 92,175,018 $ 346,942,159 $ 994,541,271 $ 743,854,201
Cash 8,992 7,935,674 7,125,701 647,440 22,078,331 7,557,175
Cash (segregated for derivative investments) – 663,600 – – – –
Foreign currency held, at value 8 1,284 – – 1 –
Receivables:
Dividends and interest 160,498 723,413 646,104 252,331 1,767,220 918,020
Fund shares sold 296 578,337 – 519,835 116,285 738,620
Securities sold – 91,590 – 12,744 – –
Due from adviser – – 20,278 – – –
Variation margin on futures contracts – 8,515 9,551 – – –
Forward foreign currency contracts appreciation – – – – 659,379 –
Prepaid expenses and other assets 1,146 2,040 28 872 2,276 2,727
Total Assets 406,336,449 708,386,446 99,976,680 348,375,381 1,019,164,763 753,070,743
LIABILITIES
Payables:
Fund shares redeemed 121,400 9,457,373 2 78,381 357,338 278,090
Securities purchased – 1,033 250,000 – – –
Accrued advisory fees 223,563 190,042 29,263 179,301 542,490 448,604
Accrued service fees 28,434 111,177 60 33,791 40,144 18,658
Accrued support service expenses 11,477 17,941 1,537 8,327 19,150 24,108
Accrued custodian and portfolio accounting fees 29,724 54,616 10,124 26,309 45,791 48,819
Accrued shareholder report expenses 2,802 6,370 234 1,824 5,352 7,873
Accrued trustees' fees and deferred compensation 14,341 37,298 794 15,256 43,388 46,473
Accrued other 9,499 45,633 2,605 8,804 41,943 23,795
Swap agreements depreciation – – 5,387,263 – – –
Total Liabilities 441,240 9,921,483 5,681,882 351,993 1,095,596 896,420
NET ASSETS $ 405,895,209 $ 698,464,963 $ 94,294,798 $ 348,023,388 $ 1,018,069,167 $ 752,174,323
NET ASSETS CONSIST OF:
Paid-in capital $ 233,076,505 $ 8,368,033 $ 99,048,317 ( $ 41,732,259 ) ( $ 14,441,859 ) ( $ 481,597,032 )
Undistributed/accumulated earnings (deficit) 172,818,704 690,096,930 (4,753,519) 389,755,647 1,032,511,026 1,233,771,355
NET ASSETS $ 405,895,209 $ 698,464,963 $ 94,294,798 $ 348,023,388 $ 1,018,069,167 $ 752,174,323
Class I Shares:
Net Assets $ 160,666,361 $ 622,001,195 $ 363,938 $ 191,622,747 $ 229,780,548 $ 107,772,686
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,634,969 17,320,891 35,840 6,545,388 10,329,101 3,603,761
Net Asset Value Per Share $28.51 $35.91 $10.15 $29.28 $22.25 $29.91
Class P Shares:
Net Assets $ 245,228,848 $ 76,463,768 $ 93,930,860 $ 156,400,641 $ 788,288,619 $ 644,401,637
Shares outstanding, $.001 par value (unlimited shares
authorized) 7,209,902 2,076,453 9,247,132 4,336,377 30,614,318 21,051,026
Net Asset Value Per Share $34.01 $36.82 $10.16 $36.07 $25.75 $30.61
Investments, at cost (excluding derivatives) $ 396,212,105 $ 577,975,316 $ 92,331,556 $ 321,943,247 $ 1,007,271,497 $ 627,919,246
Foreign currency held, at cost 8 1,501 – – 1 –
Commitments and contingent liabilities (1) – – – – – –
(1) The Small-Cap Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 587,264,837 $ 227,313,643 $ 670,822,803 $ 1,198,069,707 $ 378,000,479 $ 973,272,521
Cash 15,548,559 21,151,734 6,031,524 65,547 7,039,156 10,718,036
Foreign currency held, at value 2,888,841 – – 33,429 607,758 1,073,822
Receivables:
Dividends and interest 1,410,125 1,593,324 1,984,062 10,325,174 1,296,141 9,196,285
Fund shares sold 78,100 – 1,457 8,732 64,781 44,649
Securities sold 786,902 – 459,857 – 941,621 552,315
Due from adviser – 15,820 – – – –
Variation margin on futures contracts – 10,295 – – – –
Other receivables – – – – 508,920 –
Prepaid expenses and other assets 1,410 9,697 5,625 3,382 373 903
Total Assets 607,978,774 250,094,513 679,305,328 1,208,505,971 388,459,229 994,858,531
LIABILITIES
Payables:
Fund shares redeemed 8,058,908 – 285,053 17,972,710 135,074 525,203
Securities purchased 632,517 650,000 1,417,655 – 1,336,552 –
Variation margin on futures contracts – 11,385 – – – –
Accrued advisory fees 430,115 71,608 443,241 784,357 248,276 554,143
Accrued service fees 52,862 87 1,556 105,186 13,602 55,797
Accrued support service expenses 15,754 3,592 19,928 29,000 2,798 22,030
Accrued custodian and portfolio accounting fees 162,120 12,292 69,767 126,109 50,482 118,440
Accrued shareholder report expenses 9,878 781 6,360 12,841 1,488 10,763
Accrued trustees' fees and deferred compensation 30,735 3,067 38,633 58,645 8,261 42,306
Accrued foreign capital gains tax 1,488,851 – – 715,665 – 200,328
Accrued dividends and interest – – – 214 – –
Accrued other 29,837 5,748 42,289 59,382 6,244 32,843
Swap agreements depreciation – 5,956,606 – – – –
Total Liabilities 10,911,577 6,715,166 2,324,482 19,864,109 1,802,777 1,561,853
NET ASSETS $ 597,067,197 $ 243,379,347 $ 676,980,846 $ 1,188,641,862 $ 386,656,452 $ 993,296,678
NET ASSETS CONSIST OF:
Paid-in capital ( $ 126,762,823 ) $ 253,729,291 $ 667,625,548 ( $ 167,188,399 ) ( $ 132,434,622 ) $ 1,516,840,748
Undistributed/accumulated earnings (deficit) 723,830,020 (10,349,944) 9,355,298 1,355,830,261 519,091,074 (523,544,070)
NET ASSETS $ 597,067,197 $ 243,379,347 $ 676,980,846 $ 1,188,641,862 $ 386,656,452 $ 993,296,678
Class I Shares:
Net Assets $ 296,890,256 $ 511,334 $ 9,206,162 $ 590,939,998 $ 78,992,282 $ 325,464,140
Shares outstanding, $.001 par value (unlimited shares
authorized) 16,727,737 52,687 968,827 41,114,930 6,177,164 18,504,881
Net Asset Value Per Share $17.75 $9.71 $9.50 $14.37 $12.79 $17.59
Class P Shares:
Net Assets $ 300,176,941 $ 242,868,013 $ 667,774,684 $ 597,701,864 $ 307,664,170 $ 667,832,538
Shares outstanding, $.001 par value (unlimited shares
authorized) 16,139,911 25,016,610 69,705,490 38,224,460 17,246,108 33,488,694
Net Asset Value Per Share $18.60 $9.71 $9.58 $15.64 $17.84 $19.94
Investments, at cost (excluding derivatives) $ 613,494,360 $ 227,773,249 $ 633,377,156 $ 1,019,358,085 $ 390,232,294 $ 954,173,453
Foreign currency held, at cost 2,993,155 – – 33,480 616,483 1,101,041
Commitments and contingent liabilities (1) – – – – – –
(1) The International Equity Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial
Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Health Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG Diversified
Portfolio
ESG Diversified
Growth
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 363,168,541 $ 379,024,815 $ 401,906,789 $ 29,745,335 $ 21,524,048 $ 320,451,320
Cash 10,740,067 1,570,737 12,741,349 – – 200,000
Foreign currency held, at value 121 – – – – –
Receivables:
Dividends and interest 285,455 1,705,917 128,203 19,256 10,143 187,007
Fund shares sold 368,010 411,904 9,306 94,435 23,125 –
Securities sold 1,163 – – – – 61,799
Prepaid expenses and other assets 1,064 944 10,998 85 53 855
Total Assets 374,564,421 382,714,317 414,796,645 29,859,111 21,557,369 320,900,981
LIABILITIES
Payables:
Fund shares redeemed 143,561 143,432 337,369 223 676 61,799
Securities purchased 338,092 – – 114,832 33,050 179,658
Accrued advisory fees 293,723 244,565 284,174 24,095 12,254 38,950
Accrued distribution fees – – – – – 13,766
Accrued service fees 64,867 36,688 71,165 4,871 3,007 55,063
Accrued support service expenses 8,742 7,887 8,826 662 457 7,238
Accrued custodian and portfolio accounting fees 29,697 23,847 27,363 20,365 20,348 24,268
Accrued shareholder report expenses 3,374 4,256 2,219 232 119 1,997
Accrued trustees' fees and deferred compensation 20,753 17,250 17,673 1,770 825 16,678
Accrued dividends and interest – – 8 – – –
Accrued other 10,588 10,420 9,415 3,465 3,178 8,945
Total Liabilities 913,397 488,345 758,212 170,515 73,914 408,362
NET ASSETS $ 373,651,024 $ 382,225,972 $ 414,038,433 $ 29,688,596 $ 21,483,455 $ 320,492,619
NET ASSETS CONSIST OF:
Paid-in capital ( $ 139,864,654 ) $ 240,602,531 $ 116,276,653 $ 23,856,798 $ 18,997,259 $ 192,248,739
Undistributed/accumulated earnings (deficit) 513,515,678 141,623,441 297,761,780 5,831,798 2,486,196 128,243,880
NET ASSETS $ 373,651,024 $ 382,225,972 $ 414,038,433 $ 29,688,596 $ 21,483,455 $ 320,492,619
Class D Shares:
Net Assets $ – $ – $ – $ – $ – $ 317,151,955
Shares outstanding, $.001 par value (unlimited shares
authorized) – – – – – 17,363,744
Net Asset Value Per Share $– $– $– $– $– $18.27
Class I Shares:
Net Assets $ 371,292,769 $ 211,823,645 $ 409,527,475 $ 28,335,609 $ 17,658,008 $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,658,663 5,869,932 18,342,056 2,444,506 1,591,335 –
Net Asset Value Per Share $65.61 $36.09 $22.33 $11.59 $11.10 $–
Class P Shares:
Net Assets $ 2,358,255 $ 170,402,327 $ 4,510,958 $ 1,352,987 $ 3,825,447 $ 3,340,664
Shares outstanding, $.001 par value (unlimited shares
authorized) 32,410 4,472,623 157,683 115,865 342,787 180,528
Net Asset Value Per Share $72.76 $38.10 $28.61 $11.68 $11.16 $18.50
Investments, at cost (excluding derivatives) $ 323,464,373 $ 352,517,308 $ 336,231,960 $ 28,855,454 $ 20,607,358 $ 302,983,105
Foreign currency held, at cost 121 – – – – –
Commitments and contingent liabilities (1) – – – – – –
(1) The ESG Diversified Portfolio and ESG Diversified Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to
Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
ASSETS
Investments in affiliated mutual funds, at value $ 480,338,974 $ 2,533,416,104 $ 2,080,232,922 $ 6,385,190 $ 971,554,513 $ 1,448,861,279
Receivables:
Fund shares sold 15,411 304,250 158,480 67,333 709 143
Securities sold 169,381 800,150 393,575 – 1,170,471 549,055
Due from adviser 26,248 118,684 72,621 11,617 – –
Prepaid expenses and other assets 1,276 6,683 5,411 13 2,637 3,925
Total Assets 480,551,290 2,534,645,871 2,080,863,009 6,464,153 972,728,330 1,449,414,402
LIABILITIES
Payables:
Fund shares redeemed 184,792 1,104,400 552,054 3 1,171,180 549,198
Securities purchased – – – 67,331 – –
Accrued advisory fees 82,937 439,287 361,248 948 84,016 125,463
Accrued service fees 80,174 425,712 347,448 667 167,997 250,834
Accrued support service expenses 10,781 56,819 46,548 1,005 22,089 32,853
Accrued custodian and portfolio accounting fees 21,073 22,329 22,028 20,660 27,407 28,045
Accrued shareholder report expenses 9,136 21,192 15,016 658 11,444 17,344
Accrued trustees' fees and deferred compensation 24,674 126,697 100,381 314 51,410 76,716
Accrued other (1) 14,216 60,125 48,290 8,290 26,036 37,371
Total Liabilities 427,783 2,256,561 1,493,013 99,876 1,561,579 1,117,824
NET ASSETS $ 480,123,507 $ 2,532,389,310 $ 2,079,369,996 $ 6,364,277 $ 971,166,751 $ 1,448,296,578
NET ASSETS CONSIST OF:
Paid-in capital $ 179,703,755 $ 808,208,977 $ 1,101,137,612 $ 5,989,413 $ 21,883,307 ( $ 480,437,193 )
Undistributed/accumulated earnings (deficit) 300,419,752 1,724,180,333 978,232,384 374,864 949,283,444 1,928,733,771
NET ASSETS $ 480,123,507 $ 2,532,389,310 $ 2,079,369,996 $ 6,364,277 $ 971,166,751 $ 1,448,296,578
Class I Shares:
Net Assets $ 463,757,846 $ 2,453,253,478 $ 1,996,743,209 $ 4,251,693 $ 970,971,137 $ 1,447,761,489
Shares outstanding, $.001 par value (unlimited shares
authorized) 21,538,737 80,909,742 54,542,384 380,655 63,197,354 79,447,930
Net Asset Value Per Share $21.53 $30.32 $36.61 $11.17 $15.36 $18.22
Class P Shares:
Net Assets $ 16,365,661 $ 79,135,832 $ 82,626,787 $ 2,112,584 $ 195,614 $ 535,089
Shares outstanding, $.001 par value (unlimited shares
authorized) 752,265 2,582,879 2,233,662 188,848 12,599 29,061
Net Asset Value Per Share $21.76 $30.64 $36.99 $11.19 $15.53 $18.41
Investments in affiliated mutual funds, at cost 428,461,162 1,999,521,225 1,662,143,220 6,313,094 919,751,023 1,342,089,472
Commitments and contingent liabilities (2) – – – – – –
(1) Accrued other for the Pacific Dynamix - Aggressive Growth Portfolio includes $7,772 of transfer agency fees.
(2) The Pacific Dynamix - Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix - Growth Portfolio and Pacific Dynamix - Aggressive
Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ – $ – $ – $ 129,564,617 $ 1,100,353,922 $ 262,622,447
Investments in affiliated mutual funds, at value 6,667,565,427 6,313,446,961 1,594,033,113 – – –
Cash – – – 60,937 9,398,479 230,825
Foreign currency held, at value – – – – – 144
Receivables:
Dividends and interest – – – 1,392,859 8,216,945 4,636,443
Fund shares sold 6,623 624 78 337 1,010 1,010
Securities sold 2,065,950 2,463,534 677,574 – – –
Prepaid expenses and other assets 17,997 16,996 4,260 203 3,049 580
Total Assets 6,669,655,997 6,315,928,115 1,594,715,025 131,018,953 1,117,973,405 267,491,449
LIABILITIES
Payables:
Fund shares redeemed 2,072,573 2,464,158 677,652 36,683 322,980 68,663
Securities purchased – – – – 7,013,948 253,107
Accrued advisory fees 580,028 550,373 139,159 18,635 134,827 43,466
Accrued service fees 1,159,670 1,099,736 277,514 – – –
Accrued support service expenses 151,571 143,612 36,176 2,717 25,224 5,134
Accrued custodian and portfolio accounting fees 31,130 31,070 27,634 36,031 187,999 51,141
Accrued shareholder report expenses 73,180 64,863 15,223 1,487 9,449 2,813
Accrued trustees' fees and deferred compensation 348,967 327,497 81,371 13,175 62,484 9,707
Accrued other 159,034 149,395 39,288 6,633 28,480 5,247
Total Liabilities 4,576,153 4,830,704 1,294,017 115,361 7,785,391 439,278
NET ASSETS $ 6,665,079,844 $ 6,311,097,411 $ 1,593,421,008 $ 130,903,592 $ 1,110,188,014 $ 267,052,171
NET ASSETS CONSIST OF:
Paid-in capital ( $ 2,526,951,493 ) ( $ 2,861,388,274 ) ( $ 610,783,000 ) $ 96,370,433 $ 992,368,604 $ 141,831,913
Undistributed/accumulated earnings (deficit) 9,192,031,337 9,172,485,685 2,204,204,008 34,533,159 117,819,410 125,220,258
NET ASSETS $ 6,665,079,844 $ 6,311,097,411 $ 1,593,421,008 $ 130,903,592 $ 1,110,188,014 $ 267,052,171
Class I Shares:
Net Assets $ 6,662,847,571 $ 6,305,262,516 $ 1,588,419,556 $ – $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 310,795,488 263,246,814 61,846,058 – – –
Net Asset Value Per Share $21.44 $23.95 $25.68 $– $– $–
Class P Shares:
Net Assets $ 2,232,273 $ 5,834,895 $ 5,001,452 $ 130,903,592 $ 1,110,188,014 $ 267,052,171
Shares outstanding, $.001 par value (unlimited shares
authorized) 103,056 241,102 192,730 10,805,997 86,125,692 12,830,137
Net Asset Value Per Share $21.66 $24.20 $25.95 $12.11 $12.89 $20.81
Investments, at cost (excluding derivatives) $ – $ – $ – $ 129,444,314 $ 1,222,237,408 $ 265,749,203
Investments in affiliated mutual funds, at cost 5,832,497,479 5,466,830,157 1,361,212,728 – – –
Foreign currency held, at cost – – – – – 152

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,185,729,718 $ 1,049,093,587 $ 290,309,300 $ 91,049,129 $ 151,991,657 $ 79,728,370
Cash 7,727,088 7,887,265 2,427,136 568,009 843,459 1,151,231
Cash (segregated for derivative investments) 475,000 524,000 180,000 49,000 89,400 3,492
Foreign currency held, at value – – – – – 189,859
Receivables:
Dividends and interest 292,600 1,131,846 266,316 19,796 281,005 128,478
Fund shares sold 19,189 17,506 5,723 2,020 2,693 2,020
Securities sold – 104,192 114,126 – 23,478 –
Variation margin on futures contracts – – 2,475 653 1,049 –
Prepaid expenses and other assets 3,040 3,015 905 234 271 271
Total Assets 1,194,246,635 1,058,761,411 293,305,981 91,688,841 153,233,012 81,203,721
LIABILITIES
Payables:
Fund shares redeemed 305,802 281,081 78,673 23,536 41,167 18,688
Variation margin on futures contracts 71,571 2,448 – – – 4,458
Accrued advisory fees 130,198 117,484 36,902 11,546 18,046 11,901
Accrued support service expenses 26,828 26,165 7,744 2,272 2,533 2,284
Accrued custodian and portfolio accounting fees 59,718 61,927 30,664 22,596 25,928 204,008
Accrued shareholder report expenses 8,451 8,316 2,843 616 1,035 1,320
Accrued trustees' fees and deferred compensation 53,544 53,609 17,905 3,661 4,445 5,204
Accrued foreign capital gains tax – – – – – 422,534
Accrued other 44,594 43,528 14,155 3,350 3,949 8,129
Total Liabilities 700,706 594,558 188,886 67,577 97,103 678,526
NET ASSETS $ 1,193,545,929 $ 1,058,166,853 $ 293,117,095 $ 91,621,264 $ 153,135,909 $ 80,525,195
NET ASSETS CONSIST OF:
Paid-in capital ( $ 155,057,400 ) $ 218,570,626 $ 136,342,124 $ 5,138,768 $ 51,156,317 $ 21,228,152
Undistributed/accumulated earnings (deficit) 1,348,603,329 839,596,227 156,774,971 86,482,496 101,979,592 59,297,043
NET ASSETS $ 1,193,545,929 $ 1,058,166,853 $ 293,117,095 $ 91,621,264 $ 153,135,909 $ 80,525,195
Class P Shares:
Net Assets $ 1,193,545,929 $ 1,058,166,853 $ 293,117,095 $ 91,621,264 $ 153,135,909 $ 80,525,195
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,815,186 20,806,371 19,166,726 1,942,222 4,012,745 4,280,016
Net Asset Value Per Share $110.36 $50.86 $15.29 $47.17 $38.16 $18.81
Investments, at cost (excluding derivatives) $ 774,744,448 $ 873,781,182 $ 252,862,991 $ 78,883,092 $ 152,304,601 $ 82,446,757
Foreign currency held, at cost – – – – – 217,524

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
PD International
Large-Cap Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 715,862,421
Cash 2,233,074
Foreign currency held, at value 795,989
Receivables:
Dividends and interest 3,853,503
Fund shares sold 15,823
Prepaid expenses and other assets 1,811
Total Assets 722,762,621
LIABILITIES
Payables:
Fund shares redeemed 185,832
Variation margin on futures contracts 2,304
Accrued advisory fees 92,761
Accrued support service expenses 15,015
Accrued custodian and portfolio accounting fees 118,587
Accrued shareholder report expenses 5,481
Accrued trustees' fees and deferred compensation 33,847
Accrued other (1) 71,203
Total Liabilities 525,030
NET ASSETS $ 722,237,591
NET ASSETS CONSIST OF:
Paid-in capital $ 383,144,849
Undistributed/accumulated earnings (deficit) 339,092,742
NET ASSETS $ 722,237,591
Class P Shares:
Net Assets $ 722,237,591
Shares outstanding, $.001 par value (unlimited shares
authorized) 27,020,244
Net Asset Value Per Share $26.73
Investments, at cost (excluding derivatives) $ 656,446,672
Foreign currency held, at cost 809,714
(1) Accrued other for the PD International Large-Cap Index Portfolio includes $35,909 in accrued licensing fees.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
December 31, 2024

See Notes to Financial Statements
_
Bond Plus
Portfolio (1)
Core Income
Portfolio
Diversified
Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield
Bond
Portfolio
Inflation
Managed
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 29,914 $ 1,108,854 $ 31,703 $ –
Interest, net of foreign taxes withheld 734,491 35,193,345 127,236,610 27,415,223 46,088,167 18,337,066
Total Investment Income 734,491 35,193,345 127,266,524 28,524,077 46,119,870 18,337,066
EXPENSES
Advisory fees 74,660 3,150,194 9,348,235 2,030,952 2,539,748 1,485,340
Service fees - Class I 367 153,069 1,323,788 522,146 492,819 506,005
Support services expenses 6,515 53,759 200,604 27,677 54,113 31,714
Custodian fees and expenses 1,667 16,476 158,346 38,366 7,794 57,068
Portfolio accounting fees 13,958 146,133 284,033 128,067 98,337 71,792
Shareholder report expenses 782 7,341 19,374 2,549 5,203 3,252
Legal and audit fees 3,290 27,443 94,964 10,397 22,807 11,667
Trustees' fees 3,440 52,905 59,289 816 2,235 155
Interest expense – 27,332 12,888 1,530 3,267 2,488,461
Offering expense 19,280 – – – – –
Other 2,640 27,128 65,416 4,143 24,551 19,330
Total Expenses 126,599 3,661,780 11,566,937 2,766,643 3,250,874 4,674,784
Advisory Fee Waiver (8,296) – – – – –
Adviser Reimbursement (34,478) – – – – –
Net Expenses 83,825 3,661,780 11,566,937 2,766,643 3,250,874 4,674,784
NET INVESTMENT INCOME (LOSS) 650,666 31,531,565 115,699,587 25,757,434 42,868,996 13,662,282
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 1,637 (29,933,377) (3,982,485) (1,336,237) (12,791,369) (20,258,350)
Foreign currency transactions – – 1,151,382 – – (205,968)
Forward foreign currency contract transactions – – – – – 3,103,669
Futures contract transactions 37,131 – 246,165 – – 689,007
Written option transactions – – – – – 517,519
Swap transactions (1,587,529) – – – – 2,554,411
Net Realized Gain (Loss) (1,548,761) (29,933,377) (2,584,938) (1,336,237) (12,791,369) (13,599,712)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (364,438) 15,799,580 (41,960,579) 142,782 14,140,334 7,449,919
Foreign currencies – – (1,413,615) – – 67,975
Forward foreign currency contracts – – – – – 1,549,834
Futures contracts 218,034 – (12,688,537) – – 3,226,930
Reverse repurchase agreements – – – – – 210,614
Swaps (2,667,300) – – – – (4,802,897)
Written options – – – – – 414,118
Change in Net Unrealized Appreciation (Depreciation) (2,813,704) 15,799,580 (56,062,731) 142,782 14,140,334 8,116,493
NET GAIN (LOSS) (4,362,465) (14,133,797) (58,647,669) (1,193,455) 1,348,965 (5,483,219)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ( $ 3,711,799 ) $ 17,397,768 $ 57,051,918 $ 24,563,979 $ 44,217,961 $ 8,179,063
Foreign taxes withheld on dividends and interest $ – $ – ( $ 38,048 ) $ – $ – $ –
Foreign capital gains tax withheld – – (704) – – –
Change in deferred foreign capital gains tax – – 455 – – –
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Intermediate
Bond
Portfolio
Managed Bond
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend
Growth
Portfolio
Equity Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ 95,399 $ – $ – $ 10,841,514 $ 70,438,422
Interest, net of foreign taxes withheld 39,082,397 112,099,046 54,731,893 20,853,936 860,438 2,156,046
Total Investment Income 39,082,397 112,194,445 54,731,893 20,853,936 11,701,952 72,594,468
EXPENSES
Advisory fees 3,709,673 8,518,456 4,496,651 1,985,151 4,745,738 2,342,244
Service fees - Class I 65,558 1,367,401 827,593 47,285 1,332,873 8,510,042
Support services expenses 79,267 182,918 94,537 20,793 63,718 444,262
Custodian fees and expenses 22,981 233,465 44,159 102,335 9,252 55,812
Portfolio accounting fees 150,881 261,825 182,535 87,059 80,619 435,512
Shareholder report expenses 9,401 17,835 11,746 2,364 5,998 46,998
Legal and audit fees 35,331 81,350 43,219 10,715 20,188 214,155
Trustees' fees 70,332 38,032 52,607 2,831 8,166 283,365
Interest expense 15,751 5,916,245 17,012 4,665 3,537 27,148
Other 35,194 65,165 48,028 14,640 26,947 131,787
Total Expenses 4,194,369 16,682,692 5,818,087 2,277,838 6,297,036 12,491,325
Advisory Fee Waiver – (319,442) – (126,442) (213,897) –
Net Expenses 4,194,369 16,363,250 5,818,087 2,151,396 6,083,139 12,491,325
NET INVESTMENT INCOME (LOSS) 34,888,028 95,831,195 48,913,806 18,702,540 5,618,813 60,103,143
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld (65,968,021) (39,227,180) (13,684,372) 5,372,672 147,926,647 468,229,251
Foreign currency transactions – (831,274) – 93,190 (8,175) –
Forward foreign currency contract transactions – 6,656,872 – (298,172) – –
Futures contract transactions – (8,909,486) (2,626,499) 1,640,534 – 10,231,749
Purchased option transactions – 797,600 (342,589) – – –
Written option transactions – 1,942,580 – – – –
Swap transactions – 5,327,246 174,834 (1,040,531) – –
Net Realized Gain (Loss) (65,968,021) (34,243,642) (16,478,626) 5,767,693 147,918,472 478,461,000
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 51,049,610 (22,155,938) 13,242,849 (6,177,259) (57,126,927) 601,280,927
Foreign currencies (4) (288,117) (118) (263,586) (30,697) –
Forward foreign currency contracts – 3,771,246 – 976,620 – –
Futures contracts – 13,745,129 884,465 (247,254) – (2,827,254)
Purchased options – (530,079) – – – –
Short positions – 993,778 – – – –
Swaps – 8,290,503 – (799,229) – –
Written options – 101,783 – – – –
Change in Net Unrealized Appreciation (Depreciation) 51,049,606 3,928,305 14,127,196 (6,510,708) (57,157,624) 598,453,673
NET GAIN (LOSS) (14,918,415) (30,315,337) (2,351,430) (743,015) 90,760,848 1,076,914,673
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 19,969,613 $ 65,515,858 $ 46,562,376 $ 17,959,525 $ 96,379,661 $ 1,137,017,816
Foreign taxes withheld on dividends and interest $ – ( $ 10,863 ) $ – ( $ 51,939 ) ( $ 2,280 ) ( $ 22,462 )
Foreign capital gains tax withheld – – – (16,396) – –
Change in deferred foreign capital gains tax – – – (254) – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Focused
Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap
Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap
Plus Bond
Alpha
Portfolio (1)
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 5,686,897 $ 8,200,419 $ 4,706,628 $ 29,521,397 $ 8,247,307 $ –
Interest, net of foreign taxes withheld 722,516 663,803 317,439 588,111 527,601 2,733,318
Total Investment Income 6,409,413 8,864,222 5,024,067 30,109,508 8,774,908 2,733,318
EXPENSES
Advisory fees 6,417,187 9,072,851 2,137,528 11,037,205 11,902,210 275,275
Service fees - Class I 694,902 1,899,906 692,779 1,368,474 826,636 699
Support services expenses 78,002 141,622 30,510 210,011 144,257 11,364
Custodian fees and expenses 10,960 20,974 43,383 37,293 35,583 1,667
Portfolio accounting fees 99,201 154,810 61,722 214,440 173,265 9,958
Shareholder report expenses 8,990 13,100 3,836 24,912 18,785 1,563
Legal and audit fees 36,018 66,944 15,808 107,612 104,619 6,580
Trustees' fees 67,216 53,377 25,680 111,080 76,701 6,881
Interest expense 4,661 10,468 3,483 14,949 25,144 –
Recoupment of adviser reimbursement (2) – – 25,517 – – –
Offering expense – – – – – 20,587
Other 30,897 49,614 3,408 35,357 46,850 3,884
Total Expenses 7,448,034 11,483,666 3,043,654 13,161,333 13,354,050 338,458
Advisory Fee Waiver – – – – (1,360,264) (30,587)
Adviser Reimbursement – – – – – (455)
Net Expenses 7,448,034 11,483,666 3,043,654 13,161,333 11,993,786 307,416
NET INVESTMENT INCOME (LOSS) (1,038,621) (2,619,444) 1,980,413 16,948,175 (3,218,878) 2,425,902
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 234,673,683 302,060,293 22,769,298 308,010,818 387,703,282 7,254
Foreign currency transactions (467) 1,802 – – 7,162 –
Futures contract transactions – – 754,274 731,576 – (33,611)
Purchased option transactions – – (12,974,697) – – –
Written option transactions – – (3,079,123) – – –
Swap transactions – – – – – 407,227
Net Realized Gain (Loss) 234,673,216 302,062,095 7,469,752 308,742,394 387,710,444 380,870
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 11,367,013 144,143,607 47,511,933 176,645,473 44,125,922 (1,700,084)
Foreign currencies (4,986) (2,618) – (4,972) (9,475) –
Futures contracts – – (162,665) – – (288,055)
Purchased options – – (151,218) – – –
Swaps – – – – – (26,682,246)
Written options – – (55,563) – – –
Change in Net Unrealized Appreciation (Depreciation) 11,362,027 144,140,989 47,142,487 176,640,501 44,116,447 (28,670,385)
NET GAIN (LOSS) 246,035,243 446,203,084 54,612,239 485,382,895 431,826,891 (28,289,515)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 244,996,622 $ 443,583,640 $ 56,592,652 $ 502,331,070 $ 428,608,013 ( $ 25,863,613 )
Foreign taxes withheld on dividends and interest ( $ 87,589 ) ( $ 102,174 ) ( $ 7,240 ) ( $ 143,571 ) ( $ 332,470 ) $ –
(1) Operations commenced on October 31, 2024.
(2) Pacific Life Fund Advisors LLC recouped expenses from the Hedged Equity Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Large-Cap
Value
Portfolio
Mid-Cap
Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus
Bond Alpha
Portfolio (1)
Small-Cap
Equity
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 27,381,955 $ 4,339,421 $ – $ 6,114,298 $ – $ 5,213,936
Interest, net of foreign taxes withheld 939,459 730,783 31,568,858 385,622 804,525 182,958
Total Investment Income 28,321,414 5,070,204 31,568,858 6,499,920 804,525 5,396,894
EXPENSES
Advisory fees 8,293,891 6,719,061 3,656,020 2,681,785 82,488 1,895,627
Service fees - Class I 910,384 804,719 817,306 327,923 1,538 216,737
Support services expenses 118,895 79,559 51,052 34,804 656 20,707
Custodian fees and expenses 13,922 12,650 33,013 8,463 1,052 35,695
Portfolio accounting fees 203,047 108,266 86,696 54,023 10,045 63,352
Shareholder report expenses 11,102 8,894 34,482 3,207 316 2,045
Legal and audit fees 57,444 40,480 23,955 11,964 526 12,876
Trustees' fees 34,171 46,973 11,031 2,091 367 3,083
Interest expense 7,086 4,795 1,142,383 1,998 – 1,651
Licensing fees – – – – 499 13,056
Offering expense – – – – 18,747 –
Other 41,840 31,751 24,822 17,208 1,871 13,500
Total Expenses 9,691,782 7,857,148 5,880,760 3,143,466 118,105 2,278,329
Advisory Fee Waiver – (239,967) (1,031,737) – (16,498) (252,752)
Adviser Reimbursement – – – – (15,501) –
Net Expenses 9,691,782 7,617,181 4,849,023 3,143,466 86,106 2,025,577
NET INVESTMENT INCOME (LOSS) 18,629,632 (2,546,977) 26,719,835 3,356,454 718,419 3,371,317
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 219,076,554 73,364,847 4,679,243 57,104,106 1,815 9,928,080
Foreign currency transactions – – (67,528) (216) – 1,908
Forward foreign currency contract transactions – – 4,813 – – –
Futures contract transactions – – 2,171,927 – 440,028 33,757
Swap transactions – – 149,879,751 – 7,911,712 –
Net Realized Gain (Loss) 219,076,554 73,364,847 156,668,206 57,103,890 8,353,555 9,963,745
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (114,256,596) (57,295,021) (4,870,307) (17,979,088) (399,550) (259,804)
Foreign currencies (28,033) – (9) (20) – (3,181)
Futures contracts – – 3,207,405 – (269,954) (85,333)
Swaps – – (98,650,621) – (10,544,590) –
Change in Net Unrealized Appreciation (Depreciation) (114,284,629) (57,295,021) (100,313,532) (17,979,108) (11,214,094) (348,318)
NET GAIN (LOSS) 104,791,925 16,069,826 56,354,674 39,124,782 (2,860,539) 9,615,427
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 123,421,557 $ 13,522,849 $ 83,074,509 $ 42,481,236 ( $ 2,142,120 ) $ 12,986,744
Foreign taxes withheld on dividends and interest ( $ 63,024 ) $ – $ – ( $ 11,636 ) $ – ( $ 41,399 )
(1) Operations commenced on October 15, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Small-Cap
Growth
Portfolio
Small-Cap
Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio (1)
Small-Cap
Value
Portfolio
Value
Portfolio
Value
Advantage
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 2,066,756 $ 11,333,579 $ – $ 6,422,820 $ 23,669,107 $ 22,294,889
Interest, net of foreign taxes withheld 641,359 272,724 419,327 64,203 808,599 801,255
Total Investment Income 2,708,115 11,606,303 419,327 6,487,023 24,477,706 23,096,144
EXPENSES
Advisory fees 2,221,807 2,245,742 42,916 2,270,229 6,373,022 6,370,978
Service fees - Class I 325,241 1,186,509 114 386,587 471,156 207,002
Support services expenses 34,140 64,779 1,537 26,889 75,144 85,013
Custodian fees and expenses 9,695 23,792 1,166 10,686 16,690 11,682
Portfolio accounting fees 54,090 105,432 8,958 55,427 95,136 101,131
Shareholder report expenses 3,221 6,166 235 10,115 11,853 7,970
Legal and audit fees 16,148 59,529 987 15,965 34,229 39,996
Trustees' fees 11,866 26,372 1,032 7,027 32,359 47,917
Professional fees – – – – 44,499 –
Interest expense 1,998 4,676 – 3,011 6,366 4,914
Licensing fees – 109,914 – – – –
Offering expense – – 19,798 – – –
Other 14,467 27,256 1,792 15,245 30,984 28,528
Total Expenses 2,692,673 3,860,167 78,535 2,801,181 7,191,438 6,905,131
Advisory Fee Waiver – – (4,769) (360,488) (684,834) (193,060)
Adviser Reimbursement – – (25,692) – – –
Net Expenses 2,692,673 3,860,167 48,074 2,440,693 6,506,604 6,712,071
NET INVESTMENT INCOME (LOSS) 15,442 7,746,136 371,253 4,046,330 17,971,102 16,384,073
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 27,025,700 62,606,067 617 (9,062,577) 91,008,091 215,213,050
Foreign currency transactions 4,720 – – – (63,334) –
Forward foreign currency contract transactions – – – – 1,925,571 –
Futures contract transactions – 872,231 (33,677) – – –
Swap transactions – – 669,932 – – –
Net Realized Gain (Loss) 27,030,420 63,478,298 636,872 (9,062,577) 92,870,328 215,213,050
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 7,815,581 14,471,196 (156,538) 30,997,605 (34,029,172) (64,910,327)
Foreign currencies (1,026) (109) – 4,348 (32,377) –
Forward foreign currency contracts – – – – 1,412,347 –
Futures contracts – (742,937) (217,843) – – –
Swaps – – (5,387,263) – – –
Change in Net Unrealized Appreciation (Depreciation) 7,814,555 13,728,150 (5,761,644) 31,001,953 (32,649,202) (64,910,327)
NET GAIN (LOSS) 34,844,975 77,206,448 (5,124,772) 21,939,376 60,221,126 150,302,723
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 34,860,417 $ 84,952,584 ( $ 4,753,519 ) $ 25,985,706 $ 78,192,228 $ 166,686,796
Foreign taxes withheld on dividends and interest ( $ 26,391 ) ( $ 23,439 ) $ – ( $ 8,767 ) ( $ 226,927 ) ( $ 23,299 )
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio (1)
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 10,584,361 $ – $ 13,453,996 $ 27,004,943 $ 5,747,164 $ 36,476,296
Interest, net of foreign taxes withheld 722,539 892,982 329,983 486,759 194,186 966,601
Total Investment Income 11,306,900 892,982 13,783,979 27,491,702 5,941,350 37,442,897
EXPENSES
Advisory fees 5,172,920 89,873 6,069,018 9,646,344 1,440,289 6,134,133
Service fees - Class I 642,920 170 12,104 1,248,419 165,344 665,814
Support services expenses 56,512 3,592 75,024 107,211 12,444 81,178
Custodian fees and expenses 180,546 1,667 70,505 88,548 64,491 114,616
Portfolio accounting fees 201,815 10,625 101,166 206,601 51,364 171,385
Shareholder report expenses 5,219 781 8,808 9,801 710 7,613
Legal and audit fees 59,194 3,286 66,234 90,477 17,901 76,534
Trustees' fees – 3,436 64,438 26,923 – 17,468
Professional fees 30,965 – 38,101 63,821 41,962 67,083
Interest expense 8,863 – 6,220 7,989 11,262 4,649
Offering expense – 18,524 – – – –
Other 15,662 5,270 16,402 40,188 10,970 34,768
Total Expenses 6,374,616 137,224 6,528,020 11,536,322 1,816,737 7,375,241
Advisory Fee Waiver – (9,986) – (374,679) (25,417) –
Adviser Reimbursement – (26,705) – – – –
Net Expenses 6,374,616 100,533 6,528,020 11,161,643 1,791,320 7,375,241
NET INVESTMENT INCOME (LOSS) 4,932,284 792,449 7,255,959 16,330,059 4,150,030 30,067,656
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 22,234,738 2,296 84,055,494 77,227,731 6,435,020 86,907,645
Foreign currency transactions (1,087,869) – (77,942) (56,963) (998,036) (321,107)
Futures contract transactions (354,780) (157,497) – – (10,725) 116,892
Swap transactions – (4,445,962) – – – –
Net Realized Gain (Loss) 20,792,089 (4,601,163) 83,977,552 77,170,768 5,426,259 86,703,430
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (35,454,377) (459,606) (14,233,524) (49,493,048) (19,912,028) (81,569,368)
Foreign currencies (136,964) – (104,885) (674,535) (112,120) (573,705)
Futures contracts – (125,018) – – – –
Swaps – (5,956,606) – – – –
Change in Net Unrealized Appreciation (Depreciation) (35,591,341) (6,541,230) (14,338,409) (50,167,583) (20,024,148) (82,143,073)
NET GAIN (LOSS) (14,799,252) (11,142,393) 69,639,143 27,003,185 (14,597,889) 4,560,357
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ( $ 9,866,968 ) ( $ 10,349,944 ) $ 76,895,102 $ 43,333,244 ( $ 10,447,859 ) $ 34,628,013
Foreign taxes withheld on dividends and interest ( $ 1,310,018 ) $ – ( $ 1,477,125 ) ( $ 3,404,974 ) ( $ 389,453 ) ( $ 3,981,682 )
Foreign taxes reclaimed – – – 2,017,360 455,416 –
Foreign capital gains tax withheld (2,545,404) – – (384,065) (7) (452,036)
Change in deferred foreign capital gains tax (1,296,727) – – 16,906 – (237,232)
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Health
Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG
Diversified
Portfolio
ESG
Diversified
Growth
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 4,417,049 $ 10,225,732 $ 1,715,966 $ 635,325 $ 317,626 $ 8,355,867
Interest, net of foreign taxes withheld 596,508 95,144 418,444 – – –
Total Investment Income 5,013,557 10,320,876 2,134,410 635,325 317,626 8,355,867
EXPENSES
Advisory fees 3,702,572 3,011,295 3,346,715 70,189 36,201 662,383
Distribution and/or service fees - Class D – – – – – 820,151
Service fees - Class I 818,208 428,404 737,012 68,779 31,205 –
Support services expenses 35,421 29,878 31,667 2,985 1,557 28,345
Custodian fees and expenses 6,132 4,609 5,963 – – 4,134
Portfolio accounting fees 63,953 52,143 59,676 36,461 46,340 56,269
Shareholder report expenses 3,529 3,012 14,623 1,078 653 6,591
Legal and audit fees 32,056 13,570 20,746 1,604 781 13,112
Trustees' fees 19,207 4,712 21,606 2,764 1,348 22,501
Interest expense 2,042 9,200 1,905 – – 2,112
Other 15,844 17,805 14,100 1,922 1,963 13,249
Total Expenses 4,698,964 3,574,628 4,254,013 185,782 120,048 1,628,847
Advisory Fee Waiver – (321,728) (286,002) – – (198,715)
Adviser Reimbursement – – – (11,583) (34,478) –
Net Expenses 4,698,964 3,252,900 3,968,011 174,199 85,570 1,430,132
NET INVESTMENT INCOME (LOSS) 314,593 7,067,976 (1,833,601) 461,126 232,056 6,925,735
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 37,380,048 6,855,219 134,852,819 4,686,241 2,052,960 44,723,975
Foreign currency transactions (23,370) – 17,830 – – –
Forward foreign currency contract transactions (39,956) – – – – –
Capital gain distributions from mutual fund investments – – – 16,961 17,128 –
Net Realized Gain (Loss) 37,316,722 6,855,219 134,870,649 4,703,202 2,070,088 44,723,975
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (19,616,199) 12,943,485 (20,066,096) (914,363) (70,833) (15,305,470)
Foreign currencies (7,963) – (479) – – –
Forward foreign currency contracts 125,292 – – – – –
Change in Net Unrealized Appreciation (Depreciation) (19,498,870) 12,943,485 (20,066,575) (914,363) (70,833) (15,305,470)
NET GAIN (LOSS) 17,817,852 19,798,704 114,804,074 3,788,839 1,999,255 29,418,505
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 18,132,445 $ 26,866,680 $ 112,970,473 $ 4,249,965 $ 2,231,311 $ 36,344,240
Foreign taxes withheld on dividends and interest ( $ 17,701 ) $ – ( $ 48,257 ) $ – $ – $ –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio (1)
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
EXPENSES
Advisory fees $ 989,396 $ 5,127,944 $ 4,106,855 $ 5,871 $ 1,024,288 $ 1,526,818
Service fees - Class I 963,652 4,992,721 3,974,546 4,014 2,048,194 3,052,613
Support services expenses 42,369 219,290 175,967 1,158 87,845 130,771
Portfolio accounting fees 51,111 54,951 54,058 31,676 67,131 69,266
Shareholder report expenses 4,305 21,028 19,596 937 8,983 13,226
Legal and audit fees 19,233 102,045 83,175 572 39,005 58,899
Trustees' fees 25,651 145,022 139,185 392 33,406 47,171
Interest expense 19 97 77 – 39 59
Offering expense – – – 964 – –
Other (2) 25,877 80,475 66,324 8,740 39,839 53,165
Total Expenses 2,121,613 10,743,573 8,619,783 54,324 3,348,730 4,951,988
Adviser Reimbursement (257,456) (1,044,568) (972,138) (44,440) – –
Net Expenses 1,864,157 9,699,005 7,647,645 9,884 3,348,730 4,951,988
NET INVESTMENT INCOME (LOSS) (1,864,157) (9,699,005) (7,647,645) (9,884) (3,348,730) (4,951,988)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments 40,671,636 218,951,850 132,862,889 312,652 47,904,271 149,415,573
Net Realized Gain (Loss) 40,671,636 218,951,850 132,862,889 312,652 47,904,271 149,415,573
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments 1,843,400 84,468,829 140,603,878 72,096 19,262,620 (19,651,359)
Change in Net Unrealized Appreciation (Depreciation) 1,843,400 84,468,829 140,603,878 72,096 19,262,620 (19,651,359)
NET GAIN (LOSS) 42,515,036 303,420,679 273,466,767 384,748 67,166,891 129,764,214
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 40,650,879 $ 293,721,674 $ 265,819,122 $ 374,864 $ 63,818,161 $ 124,812,226
(1) Operations commenced on April 30, 2024.
(2) Other expenses for the Pacific Dynamix - Aggressive Growth Portfolio includes $8,651 of transfer agency expenses.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate
Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ – $ – $ – $ 98
Interest, net of foreign taxes withheld – – – 6,705,733 42,307,545 15,655,928
Total Investment Income – – – 6,705,733 42,307,545 15,656,026
EXPENSES
Advisory fees 6,956,495 6,549,481 1,633,049 231,640 1,695,728 452,395
Service fees - Class I 13,908,656 13,088,456 3,257,967 – – –
Support services expenses 595,912 561,080 139,929 12,777 102,880 18,870
Custodian fees and expenses – – – 3,419 76,498 3,332
Portfolio accounting fees 78,883 78,562 68,444 73,468 373,387 116,331
Shareholder report expenses 58,990 55,456 13,999 1,540 9,841 1,716
Legal and audit fees 271,966 257,240 64,723 5,384 47,991 7,763
Trustees' fees 264,471 274,358 74,590 12,466 72,274 8,545
Interest expense 268 252 63 6,829 1,555 1,138
Other 199,319 187,534 55,250 7,890 31,787 7,154
Total Expenses 22,334,960 21,052,419 5,308,014 355,413 2,411,941 617,244
Net Expenses 22,334,960 21,052,419 5,308,014 355,413 2,411,941 617,244
NET INVESTMENT INCOME (LOSS) (22,334,960) (21,052,419) (5,308,014) 6,350,320 39,895,604 15,038,782
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions – – – (1,115,857) (12,264,731) (2,117,431)
Investment securities from affiliated mutual fund investments 843,841,062 918,796,233 255,296,812 – – –
Net Realized Gain (Loss) 843,841,062 918,796,233 255,296,812 (1,115,857) (12,264,731) (2,117,431)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities – – – (923,226) (10,803,370) 4,810,938
Investment securities from affiliated mutual fund investments (76,086,533) (188,604,900) (59,208,941) – – –
Foreign currencies – – – – – (9)
Change in Net Unrealized Appreciation (Depreciation) (76,086,533) (188,604,900) (59,208,941) (923,226) (10,803,370) 4,810,929
NET GAIN (LOSS) 767,754,529 730,191,333 196,087,871 (2,039,083) (23,068,101) 2,693,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 745,419,569 $ 709,138,914 $ 190,779,857 $ 4,311,237 $ 16,827,503 $ 17,732,280
Foreign taxes withheld on dividends and interest $ – $ – $ – ( $ 608 ) ( $ 411 ) ( $ 624 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 7,680,410 $ 23,766,125 $ 5,409,917 $ 515,766 $ 2,449,850 $ 2,435,237
Interest, net of foreign taxes withheld 248,605 261,805 90,998 21,340 27,458 96,007
Total Investment Income 7,929,015 24,027,930 5,500,915 537,106 2,477,308 2,531,244
EXPENSES
Advisory fees 1,425,605 1,386,036 471,125 113,307 138,830 466,810
Support services expenses 97,331 94,955 29,361 7,237 8,444 8,665
Custodian fees and expenses 23,265 26,351 11,546 11,143 13,028 404,128
Portfolio accounting fees 118,898 119,351 59,994 40,463 45,786 132,037
Shareholder report expenses 9,899 9,592 2,827 642 739 789
Legal and audit fees 47,457 45,131 13,566 6,704 8,270 12,231
Trustees' fees 67,077 65,811 25,992 3,620 4,218 3,037
Interest expense 14,666 5,532 1,734 470 535 5,150
Licensing fees 72,275 69,282 22,290 4,749 5,751 18,612
Other 28,361 27,635 10,874 4,092 4,466 6,588
Total Expenses 1,904,834 1,849,676 649,309 192,427 230,067 1,058,047
Advisory Fee Waiver – – – – – (305,788)
Net Expenses 1,904,834 1,849,676 649,309 192,427 230,067 752,259
NET INVESTMENT INCOME (LOSS) 6,024,181 22,178,254 4,851,606 344,679 2,247,241 1,778,985
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 168,437,594 93,873,880 36,293,827 4,930,513 3,095,541 (5,487,661)
Foreign currency transactions – – – – – (159,877)
Futures contract transactions 824,370 1,183,252 392,230 81,597 99,976 659,853
Net Realized Gain (Loss) 169,261,964 95,057,132 36,686,057 5,012,110 3,195,517 (4,987,685)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 151,489,973 33,963,898 10,514,376 7,259,512 (972,303) 9,940,528
Foreign currencies – – – – – (16,809)
Futures contracts (286,284) (412,603) (243,734) (22,729) (13,587) (104,593)
Change in Net Unrealized Appreciation (Depreciation) 151,203,689 33,551,295 10,270,642 7,236,783 (985,890) 9,819,126
NET GAIN (LOSS) 320,465,653 128,608,427 46,956,699 12,248,893 2,209,627 4,831,441
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 326,489,834 $ 150,786,681 $ 51,808,305 $ 12,593,572 $ 4,456,868 $ 6,610,426
Foreign taxes withheld on dividends and interest ( $ 744 ) ( $ 5,050 ) ( $ 2,414 ) ( $ 1,073 ) ( $ 4,921 ) ( $ 313,490 )
Foreign capital gains tax withheld – – – – – (271,136)
Change in deferred foreign capital gains tax – – – – – (29,334)

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2024
PD
International
Large-Cap
Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 19,504,028
Interest, net of foreign taxes withheld 308,089
Total Investment Income 19,812,117
EXPENSES
Advisory fees 1,447,913
Support services expenses 59,109
Custodian fees and expenses 112,192
Portfolio accounting fees 133,863
Shareholder report expenses 5,601
Legal and audit fees 54,597
Trustees' fees 39,899
Professional fees 32,818
Interest expense 8,612
Licensing fees 148,804
Other 19,415
Total Expenses 2,062,823
Advisory Fee Waiver (399,478)
Net Expenses 1,663,345
NET INVESTMENT INCOME (LOSS) 18,148,772
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 13,862,510
Foreign currency transactions (95,572)
Futures contract transactions 720,546
Net Realized Gain (Loss) 14,487,484
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3,647,609)
Foreign currencies (260,339)
Futures contracts (448,383)
Change in Net Unrealized Appreciation (Depreciation) (4,356,331)
NET GAIN (LOSS) 10,131,153
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 28,279,925
Foreign taxes withheld on dividends and interest ( $ 2,074,724 )

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2024

See Notes to Financial Statements
003
Bond Plus Portfolio (1)
005
Core Income Portfolio
010
Diversified Bond Portfolio
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 650,666 – $ 31,531,565 $ 37,053,573 $ 115,699,587 $ 91,439,402
Net realized gain (loss) (1,548,761) – (29,933,377) (13,719,689) (2,584,938) (278,600,445)
Change in net unrealized appreciation (depreciation) (2,813,704) – 15,799,580 31,241,886 (56,062,731) 269,600,745
Net Increase (Decrease) in Net Assets
Resulting from Operations (3,711,799) – 17,397,768 54,575,770 57,051,918 82,439,702
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,293,982 – 37,871,366 16,790,169 64,614,448 92,616,162
Class P 199,748,105 – 59,349,098 474,207,083 720,009,278 77,054,766
Cost of shares repurchased
Class I (3,923) – (8,509,215) (8,531,985) (60,956,230) (62,762,488)
Class P – – (675,228,920) (78,516,139) (789,725,044) (487,352,098)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 201,038,164 – (586,517,671) 403,949,128 (66,057,548) (380,443,658)
NET INCREASE (DECREASE) IN NET ASSETS 197,326,365 – (569,119,903) 458,524,898 (9,005,630) (298,003,956)
NET ASSETS
Beginning of Year or Period – – 904,200,065 445,675,167 2,096,906,607 2,394,910,563
End of Year or Period $ 197,326,365 – $ 335,080,162 $ 904,200,065 $ 2,087,900,977 $ 2,096,906,607
015
Floating Rate Income Portfolio
020
High Yield Bond Portfolio
025
Inflation Managed Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 25,757,434 $ 32,176,926 $ 42,868,996 $ 44,893,992 $ 13,662,282 $ 21,858,159
Net realized gain (loss) (1,336,237) (20,117,017) (12,791,369) (74,532,224) (13,599,712) (48,743,240)
Change in net unrealized appreciation (depreciation) 142,782 36,803,278 14,140,334 107,330,710 8,116,493 45,921,887
Net Increase (Decrease) in Net Assets
Resulting from Operations 24,563,979 48,863,187 44,217,961 77,692,478 8,179,063 19,036,806
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 32,098,758 23,246,419 27,510,591 60,810,158 14,815,929 18,132,929
Class P 96,222,185 1,810,078 362,475,174 82,625,352 25,510,566 2,968,641
Cost of shares repurchased
Class I (47,998,434) (42,067,342) (51,668,832) (60,053,490) (39,797,568) (35,887,034)
Class P (14,202,562) (491,010,372) (198,631,587) (598,765,477) (71,240,566) (256,022,621)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 66,119,947 (508,021,217) 139,685,346 (515,383,457) (70,711,639) (270,808,085)
NET INCREASE (DECREASE) IN NET ASSETS 90,683,926 (459,158,030) 183,903,307 (437,690,979) (62,532,576) (251,771,279)
NET ASSETS
Beginning of Year 275,588,662 734,746,692 582,059,346 1,019,750,325 414,981,000 666,752,279
End of Year $ 366,272,588 $ 275,588,662 $ 765,962,653 $ 582,059,346 $ 352,448,424 $ 414,981,000
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
030
Intermediate Bond Portfolio
035
Managed Bond Portfolio
040
Short Duration Bond Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 34,888,028 $ 42,557,064 $ 95,831,195 $ 94,753,033 $ 48,913,806 $ 66,170,324
Net realized gain (loss) (65,968,021) (31,402,722) (34,243,642) (70,048,899) (16,478,626) (29,685,140)
Change in net unrealized appreciation (depreciation) 51,049,606 63,704,747 3,928,305 120,654,855 14,127,196 42,147,112
Net Increase (Decrease) in Net Assets
Resulting from Operations 19,969,613 74,859,089 65,515,858 145,358,989 46,562,376 78,632,296
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 24,427,279 14,756,310 72,535,997 30,999,862 38,833,961 43,609,688
Class P 113,572,135 114,156,851 241,093,832 163,703,294 284,702,757 1,179,207,488
Cost of shares repurchased
Class I (2,463,414) (1,902,648) (63,142,306) (74,200,084) (67,894,299) (71,925,092)
Class P (759,755,382) (292,993,790) (686,747,832) (511,400,866) (1,156,543,197) (542,894,793)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (624,219,382) (165,983,277) (436,260,309) (390,897,794) (900,900,778) 607,997,291
NET INCREASE (DECREASE) IN NET ASSETS (604,249,769) (91,124,188) (370,744,451) (245,538,805) (854,338,402) 686,629,587
NET ASSETS
Beginning of Year 1,283,664,823 1,374,789,011 2,212,359,310 2,457,898,115 1,838,622,528 1,151,992,941
End of Year $ 679,415,054 $ 1,283,664,823 $ 1,841,614,859 $ 2,212,359,310 $ 984,284,126 $ 1,838,622,528
045
Emerging Markets Debt Portfolio
050
Dividend Growth Portfolio
055
Equity Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 18,702,540 $ 13,362,780 $ 5,618,813 $ 13,741,452 $ 60,103,143 $ 58,995,064
Net realized gain (loss) 5,767,693 (26,657,472) 147,918,472 240,684,999 478,461,000 75,074,426
Change in net unrealized appreciation (depreciation) (6,510,708) 37,731,693 (57,157,624) (113,753,815) 598,453,673 815,691,046
Net Increase (Decrease) in Net Assets
Resulting from Operations 17,959,525 24,437,001 96,379,661 140,672,636 1,137,017,816 949,760,536
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 3,824,899 2,242,241 27,036,983 24,864,120 313,153,686 171,572,111
Class P 184,539,677 94,901,446 1,109,300 97,313,508 159,712,849 186,158,600
Cost of shares repurchased
Class I (4,577,319) (3,482,547) (53,536,432) (45,614,565) (388,530,521) (272,945,266)
Class P (306,288,178) (127,904,383) (299,105,435) (627,972,036) (779,104,048) (132,977,621)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (122,500,921) (34,243,243) (324,495,584) (551,408,973) (694,768,034) (48,192,176)
NET INCREASE (DECREASE) IN NET ASSETS (104,541,396) (9,806,242) (228,115,923) (410,736,337) 442,249,782 901,568,360
NET ASSETS
Beginning of Year 222,714,472 232,520,714 903,946,455 1,314,682,792 4,561,444,272 3,659,875,912
End of Year $ 118,173,076 $ 222,714,472 $ 675,830,532 $ 903,946,455 $ 5,003,694,054 $ 4,561,444,272

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
060
Focused Growth Portfolio
065
Growth Portfolio
070
Hedged Equity Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 1,038,621 ) $ 133,212 ( $ 2,619,444 ) $ 206,940 $ 1,980,413 $ 1,481,306
Net realized gain (loss) 234,673,216 23,039,849 302,062,095 71,257,145 7,469,752 (22,044,008)
Change in net unrealized appreciation (depreciation) 11,362,027 282,536,793 144,140,989 339,334,014 47,142,487 48,345,158
Net Increase (Decrease) in Net Assets
Resulting from Operations 244,996,622 305,709,854 443,583,640 410,798,099 56,592,652 27,782,456
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 43,050,353 24,852,532 49,192,596 32,886,326 122,966,540 117,406,715
Class P 8,779,409 23,275,070 164,946,334 81,012,930 7,164,168 4,118,482
Cost of shares repurchased
Class I (30,479,378) (28,554,356) (100,429,060) (74,135,431) (30,430,282) (34,326,515)
Class P (600,457,073) (271,155,511) (249,190,267) (204,359,246) (2,031,622) (1,402,189)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (579,106,689) (251,582,265) (135,480,397) (164,595,421) 97,668,804 85,796,493
NET INCREASE (DECREASE) IN NET ASSETS (334,110,067) 54,127,589 308,103,243 246,202,678 154,261,456 113,578,949
NET ASSETS
Beginning of Year 965,617,824 911,490,235 1,436,153,409 1,189,950,731 273,360,810 159,781,861
End of Year $ 631,507,757 $ 965,617,824 $ 1,744,256,652 $ 1,436,153,409 $ 427,622,266 $ 273,360,810
075
Large-Cap Core Portfolio
080
Large-Cap Growth Portfolio
082
Large-Cap Plus Bond Alpha
Portfolio (1)
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 16,948,175 $ 15,201,311 ( $ 3,218,878 ) ( $ 449,380 ) $ 2,425,902 –
Net realized gain (loss) 308,742,394 84,709,947 387,710,444 87,574,679 380,870 –
Change in net unrealized appreciation (depreciation) 176,640,501 258,043,998 44,116,447 289,105,581 (28,670,385) –
Net Increase (Decrease) in Net Assets
Resulting from Operations 502,331,070 357,955,256 428,608,013 376,230,880 (25,863,613) –
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 26,146,848 11,087,811 32,540,408 28,201,529 2,013,080 –
Class P 668,990,544 719,607,156 222,249,049 501,724,088 829,364,225 –
Cost of shares repurchased
Class I (62,302,410) (54,504,060) (81,367,270) (46,761,731) (3,846) –
Class P (385,993,211) (188,809,472) (291,988,496) (200,998,683) – –
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 246,841,771 487,381,435 (118,566,309) 282,165,203 831,373,459 –
NET INCREASE (DECREASE) IN NET ASSETS 749,172,841 845,336,691 310,041,704 658,396,083 805,509,846 –
NET ASSETS
Beginning of Year or Period 1,864,484,164 1,019,147,473 1,442,477,550 784,081,467 – –
End of Year or Period $ 2,613,657,005 $ 1,864,484,164 $ 1,752,519,254 $ 1,442,477,550 $ 805,509,846 –
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
085
Large-Cap Value Portfolio
090
Mid-Cap Growth Portfolio
095
Mid-Cap Plus Bond Alpha Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 18,629,632 $ 17,487,175 ( $ 2,546,977 ) ( $ 1,930,089 ) $ 26,719,835 $ 6,667,312
Net realized gain (loss) 219,076,554 141,742,359 73,364,847 29,869,913 156,668,206 (9,637,170)
Change in net unrealized appreciation (depreciation) (114,284,629) 13,972,262 (57,295,021) 130,320,271 (100,313,532) 88,061,060
Net Increase (Decrease) in Net Assets
Resulting from Operations 123,421,557 173,201,796 13,522,849 158,260,095 83,074,509 85,091,202
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 19,849,848 21,755,495 27,141,727 23,356,585 24,400,200 12,653,727
Class P 248,977,190 194,086,718 230,223,648 223,377,323 7,406,425 15,359,990
Cost of shares repurchased
Class I (53,019,226) (57,849,912) (42,807,812) (32,203,656) (52,897,768) (38,936,849)
Class P (476,439,923) (170,009,146) (213,058,901) (242,832,059) (63,521,351) (67,619,484)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (260,632,111) (12,016,845) 1,498,662 (28,301,807) (84,612,494) (78,542,616)
NET INCREASE (DECREASE) IN NET ASSETS (137,210,554) 161,184,951 15,021,511 129,958,288 (1,537,985) 6,548,586
NET ASSETS
Beginning of Year 1,287,864,990 1,126,680,039 935,520,166 805,561,878 607,547,409 600,998,823
End of Year $ 1,150,654,436 $ 1,287,864,990 $ 950,541,677 $ 935,520,166 $ 606,009,424 $ 607,547,409
100
Mid-Cap Value Portfolio
103
QQQ Plus Bond Alpha Portfolio (1)
105
Small-Cap Equity Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 3,356,454 $ 5,304,818 $ 718,419 – $ 3,371,317 $ 3,359,614
Net realized gain (loss) 57,103,890 102,543,837 8,353,555 – 9,963,745 (15,779,199)
Change in net unrealized appreciation (depreciation) (17,979,108) (46,690,726) (11,214,094) – (348,318) 39,861,774
Net Increase (Decrease) in Net Assets
Resulting from Operations 42,481,236 61,157,929 (2,142,120) – 12,986,744 27,442,189
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 24,564,918 19,614,437 5,752,295 – 15,880,051 14,490,412
Class P 90,397,169 14,793,044 203,107,974 – 221,661,682 6,446,095
Cost of shares repurchased
Class I (16,785,470) (20,051,898) (4,893) – (16,904,431) (11,940,209)
Class P (161,717,663) (378,115,662) (346) – (60,345,721) (96,780,516)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (63,541,046) (363,760,079) 208,855,030 – 160,291,581 (87,784,218)
NET INCREASE (DECREASE) IN NET ASSETS (21,059,810) (302,602,150) 206,712,910 – 173,278,325 (60,342,029)
NET ASSETS
Beginning of Year or Period 347,791,376 650,393,526 – – 238,039,525 298,381,554
End of Year or Period $ 326,731,566 $ 347,791,376 $ 206,712,910 – $ 411,317,850 $ 238,039,525
(1) Operations commenced on October 15, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
110
Small-Cap Growth Portfolio
115
Small-Cap Index Portfolio
117
Small-Cap Plus Bond Alpha
Portfolio (1)
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 15,442 $ 678 $ 7,746,136 $ 7,565,825 $ 371,253 –
Net realized gain (loss) 27,030,420 (23,905,369) 63,478,298 17,925,501 636,872 –
Change in net unrealized appreciation (depreciation) 7,814,555 62,488,164 13,728,150 74,782,381 (5,761,644) –
Net Increase (Decrease) in Net Assets
Resulting from Operations 34,860,417 38,583,473 84,952,584 100,273,707 (4,753,519) –
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 9,685,090 6,139,408 75,980,332 31,971,874 360,383 –
Class P 240,154,750 27,171,540 49,919,158 17,820,559 98,689,118 –
Cost of shares repurchased
Class I (16,827,350) (14,558,949) (79,523,610) (51,624,191) (46) –
Class P (152,396,582) (28,516,487) (131,013,827) (45,248,979) (1,138) –
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 80,615,908 (9,764,488) (84,637,947) (47,080,737) 99,048,317 –
NET INCREASE (DECREASE) IN NET ASSETS 115,476,325 28,818,985 314,637 53,192,970 94,294,798 –
NET ASSETS
Beginning of Year or Period 290,418,884 261,599,899 698,150,326 644,957,356 – –
End of Year or Period $ 405,895,209 $ 290,418,884 $ 698,464,963 $ 698,150,326 $ 94,294,798 –
120
Small-Cap Value Portfolio
125
Value Portfolio
130
Value Advantage Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 4,046,330 $ 2,867,062 $ 17,971,102 $ 20,061,448 $ 16,384,073 $ 14,384,359
Net realized gain (loss) (9,062,577) (29,576,353) 92,870,328 27,510,569 215,213,050 43,836,764
Change in net unrealized appreciation (depreciation) 31,001,953 43,780,282 (32,649,202) (3,565,837) (64,910,327) 19,119,682
Net Increase (Decrease) in Net Assets
Resulting from Operations 25,985,706 17,070,991 78,192,228 44,006,180 166,686,796 77,340,805
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 11,284,275 12,625,591 3,848,978 6,331,000 10,670,097 8,548,346
Class P 158,141,072 8,456,225 236,045,588 147,157,976 261,107,126 98,658,038
Cost of shares repurchased
Class I (31,036,841) (26,090,145) (27,801,504) (33,035,240) (17,107,715) (28,291,716)
Class P (107,372,328) (122,283,290) (240,905,484) (122,139,045) (460,826,571) (121,277,970)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 31,016,178 (127,291,619) (28,812,422) (1,685,309) (206,157,063) (42,363,302)
NET INCREASE (DECREASE) IN NET ASSETS 57,001,884 (110,220,628) 49,379,806 42,320,871 (39,470,267) 34,977,503
NET ASSETS
Beginning of Year 291,021,504 401,242,132 968,689,361 926,368,490 791,644,590 756,667,087
End of Year $ 348,023,388 $ 291,021,504 $ 1,018,069,167 $ 968,689,361 $ 752,174,323 $ 791,644,590
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
135
Emerging Markets Portfolio
137
International Equity Plus Bond
Alpha Portfolio (1)
140
International Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 4,932,284 $ 8,662,392 $ 792,449 – $ 7,255,959 $ 6,282,329
Net realized gain (loss) 20,792,089 (16,322,836) (4,601,163) – 83,977,552 (68,426,857)
Change in net unrealized appreciation (depreciation) (35,591,341) 69,377,166 (6,541,230) – (14,338,409) 151,649,072
Net Increase (Decrease) in Net Assets
Resulting from Operations (9,866,968) 61,716,722 (10,349,944) – 76,895,102 89,504,544
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 25,434,969 31,472,744 529,297 – 5,504,886 3,153,243
Class P 255,128,694 102,333,231 253,203,096 – 207,438,046 388,298,081
Cost of shares repurchased
Class I (59,632,234) (43,260,045) (3,102) – (317,920) (1,365,926)
Class P (234,508,189) (226,835,207) – – (475,609,756) (126,425,972)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (13,576,760) (136,289,277) 253,729,291 – (262,984,744) 263,659,426
NET INCREASE (DECREASE) IN NET ASSETS (23,443,728) (74,572,555) 243,379,347 – (186,089,642) 353,163,970
NET ASSETS
Beginning of Year or Period 620,510,925 695,083,480 – – 863,070,488 509,906,518
End of Year or Period $ 597,067,197 $ 620,510,925 $ 243,379,347 – $ 676,980,846 $ 863,070,488
145
International Large-Cap Portfolio
150
International Small-Cap Portfolio
155
International Value Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 16,330,059 $ 14,616,846 $ 4,150,030 $ 5,121,553 $ 30,067,656 $ 27,165,115
Net realized gain (loss) 77,170,768 59,066,037 5,426,259 (28,578,588) 86,703,430 96,141,845
Change in net unrealized appreciation (depreciation) (50,167,583) 104,263,254 (20,024,148) 63,059,589 (82,143,073) 47,899,917
Net Increase (Decrease) in Net Assets
Resulting from Operations 43,333,244 177,946,137 (10,447,859) 39,602,554 34,628,013 171,206,877
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 40,522,452 35,039,368 4,929,207 2,990,485 20,991,033 15,428,620
Class P 385,337,187 18,400,003 319,456,125 4,402,675 254,190,467 155,774,566
Cost of shares repurchased
Class I (71,961,874) (64,580,992) (8,469,133) (7,289,991) (30,868,125) (36,695,539)
Class P (200,721,418) (229,267,515) (132,702,707) (145,413,566) (269,610,813) (284,636,668)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 153,176,347 (240,409,136) 183,213,492 (145,310,397) (25,297,438) (150,129,021)
NET INCREASE (DECREASE) IN NET ASSETS 196,509,591 (62,462,999) 172,765,633 (105,707,843) 9,330,575 21,077,856
NET ASSETS
Beginning of Year 992,132,271 1,054,595,270 213,890,819 319,598,662 983,966,103 962,888,247
End of Year $ 1,188,641,862 $ 992,132,271 $ 386,656,452 $ 213,890,819 $ 993,296,678 $ 983,966,103
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
160
Health Sciences Portfolio
165
Real Estate Portfolio
170
Technology Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 314,593 $ 862,258 $ 7,067,976 $ 11,675,555 ( $ 1,833,601 ) ( $ 1,188,753 )
Net realized gain (loss) 37,316,722 20,620,639 6,855,219 2,960,051 134,870,649 21,416,342
Change in net unrealized appreciation (depreciation) (19,498,870) (8,576,243) 12,943,485 28,077,279 (20,066,575) 86,266,791
Net Increase (Decrease) in Net Assets
Resulting from Operations 18,132,445 12,906,654 26,866,680 42,712,885 112,970,473 106,494,380
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 11,272,018 12,003,912 8,443,323 10,923,613 47,112,808 40,433,056
Class P 578,099 684,203 102,181,473 13,312,652 1,526,461 642,233
Cost of shares repurchased
Class I (56,906,534) (50,604,478) (32,914,578) (21,459,643) (51,383,137) (41,761,060)
Class P (299,696) (597,113) (85,179,128) (121,615,256) (297,522) (151,784)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (45,356,113) (38,513,476) (7,468,910) (118,838,634) (3,041,390) (837,555)
NET INCREASE (DECREASE) IN NET ASSETS (27,223,668) (25,606,822) 19,397,770 (76,125,749) 109,929,083 105,656,825
NET ASSETS
Beginning of Year 400,874,692 426,481,514 362,828,202 438,953,951 304,109,350 198,452,525
End of Year $ 373,651,024 $ 400,874,692 $ 382,225,972 $ 362,828,202 $ 414,038,433 $ 304,109,350
175
ESG Diversified Portfolio
180
ESG Diversified Growth Portfolio
185
PSF Avantis Balanced Allocation
Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 461,126 $ 522,190 $ 232,056 $ 220,273 $ 6,925,735 $ 8,952,600
Net realized gain (loss) 4,703,202 (786,549) 2,070,088 (411,258) 44,723,975 4,564,456
Change in net unrealized appreciation (depreciation) (914,363) 4,105,865 (70,833) 2,356,277 (15,305,470) 28,840,642
Net Increase (Decrease) in Net Assets
Resulting from Operations 4,249,965 3,841,506 2,231,311 2,165,292 36,344,240 42,357,698
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D – – – – 8,756,733 4,197,267
Class I 6,023,074 11,760,555 2,345,671 816,696 – –
Class P 1,590,862 145,640 3,654,873 1,005,354 358,432 458,089
Cost of shares repurchased
Class D – – – – (57,505,349) (39,283,984)
Class I (15,051,649) (1,630,667) (326,022) (347,475) – –
Class P (552,466) (516,391) (1,526,069) (271,300) (378,571) (511,847)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (7,990,179) 9,759,137 4,148,453 1,203,275 (48,768,755) (35,140,475)
NET INCREASE (DECREASE) IN NET ASSETS (3,740,214) 13,600,643 6,379,764 3,368,567 (12,424,515) 7,217,223
NET ASSETS
Beginning of Year 33,428,810 19,828,167 15,103,691 11,735,124 332,917,134 325,699,911
End of Year $ 29,688,596 $ 33,428,810 $ 21,483,455 $ 15,103,691 $ 320,492,619 $ 332,917,134

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
190
Pacific Dynamix - Conservative
Growth Portfolio
195
Pacific Dynamix - Moderate Growth
Portfolio
200
Pacific Dynamix - Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 1,864,157 ) ( $ 1,945,612 ) ( $ 9,699,005 ) ( $ 9,417,121 ) ( $ 7,647,645 ) ( $ 6,976,844 )
Net realized gain (loss) 40,671,636 25,329,516 218,951,850 153,336,970 132,862,889 119,473,808
Change in net unrealized appreciation (depreciation) 1,843,400 32,145,569 84,468,829 199,648,828 140,603,878 175,701,367
Net Increase (Decrease) in Net Assets
Resulting from Operations 40,650,879 55,529,473 293,721,674 343,568,677 265,819,122 288,198,331
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 11,648,989 6,821,130 15,509,693 28,691,790 46,783,568 60,148,934
Class P 9,624,421 4,585,153 26,799,068 20,775,832 30,003,791 22,247,464
Cost of shares repurchased
Class I (79,060,489) (81,945,886) (320,639,039) (245,603,953) (215,744,391) (131,505,558)
Class P (4,008,725) (2,024,639) (9,731,624) (8,822,445) (5,059,258) (5,269,939)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (61,795,804) (72,564,242) (288,061,902) (204,958,776) (144,016,290) (54,379,099)
NET INCREASE (DECREASE) IN NET ASSETS (21,144,925) (17,034,769) 5,659,772 138,609,901 121,802,832 233,819,232
NET ASSETS
Beginning of Year 501,268,432 518,303,201 2,526,729,538 2,388,119,637 1,957,567,164 1,723,747,932
End of Year $ 480,123,507 $ 501,268,432 $ 2,532,389,310 $ 2,526,729,538 $ 2,079,369,996 $ 1,957,567,164
201
Pacific Dynamix - Aggressive
Growth Portfolio (1)
205
Portfolio Optimization Conservative
Portfolio
210
Portfolio Optimization Moderate-
Conservative Portfolio
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 9,884 ) – ( $ 3,348,730 ) ( $ 3,636,401 ) ( $ 4,951,988 ) ( $ 5,184,283 )
Net realized gain (loss) 312,652 – 47,904,271 30,937,590 149,415,573 92,584,835
Change in net unrealized appreciation (depreciation) 72,096 – 19,262,620 70,457,744 (19,651,359) 79,744,163
Net Increase (Decrease) in Net Assets
Resulting from Operations 374,864 – 63,818,161 97,758,933 124,812,226 167,144,715
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,159,630 – 24,731,347 22,915,667 6,580,104 9,313,793
Class P 4,140,455 – 3,468 3,602 45,075 275,516
Cost of shares repurchased
Class I (1,153,990) – (192,409,885) (211,968,650) (253,281,960) (257,005,780)
Class P (2,156,682) – (3,434) (44,704) (19,158) (125,367)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 5,989,413 – (167,678,504) (189,094,085) (246,675,939) (247,541,838)
NET INCREASE (DECREASE) IN NET ASSETS 6,364,277 – (103,860,343) (91,335,152) (121,863,713) (80,397,123)
NET ASSETS
Beginning of Year or Period – – 1,075,027,094 1,166,362,246 1,570,160,291 1,650,557,414
End of Year or Period $ 6,364,277 – $ 971,166,751 $ 1,075,027,094 $ 1,448,296,578 $ 1,570,160,291
(1) Operations commenced on April 30, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
215
Portfolio Optimization Moderate
Portfolio
220
Portfolio Optimization Growth
Portfolio
225
Portfolio Optimization Aggressive-
Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) ( $ 22,334,960 ) ( $ 22,412,995 ) ( $ 21,052,419 ) ( $ 20,794,515 ) ( $ 5,308,014 ) ( $ 5,052,648 )
Net realized gain (loss) 843,841,062 480,143,205 918,796,233 544,545,486 255,296,812 144,968,416
Change in net unrealized appreciation (depreciation) (76,086,533) 450,899,626 (188,604,900) 352,138,233 (59,208,941) 91,871,083
Net Increase (Decrease) in Net Assets
Resulting from Operations 745,419,569 908,629,836 709,138,914 875,889,204 190,779,857 231,786,851
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,639,083 10,112,243 8,471,611 6,231,427 8,112,499 6,859,348
Class P 107,318 322,057 830,591 1,089,785 1,337,609 837,802
Cost of shares repurchased
Class I (1,099,394,315) (976,086,162) (972,806,544) (803,202,419) (211,337,848) (173,449,953)
Class P (152,634) (120,229) (252,382) (284,954) (228,746) (258,115)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (1,093,800,548) (965,772,091) (963,756,724) (796,166,161) (202,116,486) (166,010,918)
NET INCREASE (DECREASE) IN NET ASSETS (348,380,979) (57,142,255) (254,617,810) 79,723,043 (11,336,629) 65,775,933
NET ASSETS
Beginning of Year 7,013,460,823 7,070,603,078 6,565,715,221 6,485,992,178 1,604,757,637 1,538,981,704
End of Year $ 6,665,079,844 $ 7,013,460,823 $ 6,311,097,411 $ 6,565,715,221 $ 1,593,421,008 $ 1,604,757,637
230
PD 1-3 Year Corporate Bond
Portfolio
235
PD Aggregate Bond Index Portfolio
240
PD High Yield Bond Market Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 6,350,320 $ 14,299,272 $ 39,895,604 $ 33,552,883 $ 15,038,782 $ 14,793,198
Net realized gain (loss) (1,115,857) (6,506,366) (12,264,731) (12,262,309) (2,117,431) (31,180,643)
Change in net unrealized appreciation (depreciation) (923,226) 7,888,962 (10,803,370) 34,832,598 4,810,929 41,985,722
Net Increase (Decrease) in Net Assets
Resulting from Operations 4,311,237 15,681,868 16,827,503 56,123,172 17,732,280 25,598,277
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 85,457,323 293,447,652 151,523,799 195,512,859 93,008,536 31,960,332
Cost of shares repurchased - Class P (254,343,826) (182,282,750) (247,622,217) (88,653,332) (25,668,958) (237,856,880)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (168,886,503) 111,164,902 (96,098,418) 106,859,527 67,339,578 (205,896,548)
NET INCREASE (DECREASE) IN NET ASSETS (164,575,266) 126,846,770 (79,270,915) 162,982,699 85,071,858 (180,298,271)
NET ASSETS
Beginning of Year 295,478,858 168,632,088 1,189,458,929 1,026,476,230 181,980,313 362,278,584
End of Year $ 130,903,592 $ 295,478,858 $ 1,110,188,014 $ 1,189,458,929 $ 267,052,171 $ 181,980,313

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2024
245
PD Large-Cap Growth Index
Portfolio
250
PD Large-Cap Value Index Portfolio
255
PD Mid-Cap Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 6,024,181 $ 7,012,344 $ 22,178,254 $ 21,054,732 $ 4,851,606 $ 5,413,630
Net realized gain (loss) 169,261,964 109,994,900 95,057,132 46,051,281 36,686,057 8,616,057
Change in net unrealized appreciation (depreciation) 151,203,689 195,019,609 33,551,295 43,535,335 10,270,642 37,404,280
Net Increase (Decrease) in Net Assets
Resulting from Operations 326,489,834 312,026,853 150,786,681 110,641,348 51,808,305 51,433,967
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 112,266,602 102,840,446 148,475,524 152,258,519 20,529,793 30,291,940
Cost of shares repurchased - Class P (257,866,753) (241,212,734) (244,672,083) (137,289,766) (128,893,649) (141,452,308)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (145,600,151) (138,372,288) (96,196,559) 14,968,753 (108,363,856) (111,160,368)
NET INCREASE (DECREASE) IN NET ASSETS 180,889,683 173,654,565 54,590,122 125,610,101 (56,555,551) (59,726,401)
NET ASSETS
Beginning of Year 1,012,656,246 839,001,681 1,003,576,731 877,966,630 349,672,646 409,399,047
End of Year $ 1,193,545,929 $ 1,012,656,246 $ 1,058,166,853 $ 1,003,576,731 $ 293,117,095 $ 349,672,646
260
PD Small-Cap Growth Index Portfolio
265
PD Small-Cap Value Index Portfolio
270
PD Emerging Markets Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 344,679 $ 387,656 $ 2,247,241 $ 2,160,091 $ 1,778,985 $ 3,230,510
Net realized gain (loss) 5,012,110 (6,043,433) 3,195,517 (15,914,391) (4,987,685) (12,787,720)
Change in net unrealized appreciation (depreciation) 7,236,783 18,561,049 (985,890) 23,025,743 9,819,126 19,866,634
Net Increase (Decrease) in Net Assets
Resulting from Operations 12,593,572 12,905,272 4,456,868 9,271,443 6,610,426 10,309,424
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 27,808,870 23,534,118 72,723,248 6,268,128 32,746,354 42,142,214
Cost of shares repurchased - Class P (20,890,004) (32,348,434) (12,603,648) (64,012,524) (57,553,631) (57,240,046)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 6,918,866 (8,814,316) 60,119,600 (57,744,396) (24,807,277) (15,097,832)
NET INCREASE (DECREASE) IN NET ASSETS 19,512,438 4,090,956 64,576,468 (48,472,953) (18,196,851) (4,788,408)
NET ASSETS
Beginning of Year 72,108,826 68,017,870 88,559,441 137,032,394 98,722,046 103,510,454
End of Year $ 91,621,264 $ 72,108,826 $ 153,135,909 $ 88,559,441 $ 80,525,195 $ 98,722,046
275
PD International Large-Cap Index
Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
OPERATIONS
Net investment income (loss) $ 18,148,772 $ 16,424,368
Net realized gain (loss) 14,487,484 28,257,465
Change in net unrealized appreciation (depreciation) (4,356,331) 56,963,496
Net Increase (Decrease) in Net Assets
Resulting from Operations 28,279,925 101,645,329
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 122,016,616 177,110,985
Cost of shares repurchased - Class P (123,275,628) (223,377,382)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (1,259,012) (46,266,397)
NET INCREASE (DECREASE) IN NET ASSETS 27,020,913 55,378,932
NET ASSETS
Beginning of Year 695,216,678 639,837,746
End of Year $ 722,237,591 $ 695,216,678

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Bond Plus
Class I
10/31/2024 - 12/31/2024	$10.00	$0.06	$(0.14)	$(0.08)	$–	$–	$–	$9.92	0.85%	0.70%	3.59%	(0.82%)	$1,280	0%
Class P
10/31/2024 - 12/31/2024	$10.00	$0.07	$(0.14)	$(0.07)	$–	$–	$–	$9.93	0.66%	0.50%	3.93%	(0.79%)	$196,047	0%

Core Income
Class I
2024	$11.98	$0.59	$(0.25)	$0.34	$–	$–	$–	$12.32	0.76%	0.76%	4.84%	2.78%	$86,569	96%
2023	11.10	0.51	0.37	0.88	–	–	–	11.98	0.74%	0.74%	4.43%	7.98%	54,872	53%
2022	12.67	0.32	(1.89)	(1.57)	–	–	–	11.10	0.74%	0.74%	2.82%	(12.40%)	42,839	88%
2021	12.72	0.23	(0.28)	(0.05)	–	–	–	12.67	0.74%	0.74%	1.80%	(0.39%)	47,044	86%
2020	11.61	0.28	0.83	1.11	–	–	–	12.72	0.74%	0.74%	2.29%	9.58%	46,604	121%
Class P
2024	$12.19	$0.62	$(0.25)	$0.37	$–	$–	$–	$12.56	0.55%	0.55%	5.02%	2.98%	$248,511	96%
2023	11.27	0.54	0.38	0.92	–	–	–	12.19	0.54%	0.54%	4.66%	8.19%	849,328	53%
2022	12.84	0.35	(1.92)	(1.57)	–	–	–	11.27	0.54%	0.54%	2.96%	(12.23%)	402,836	88%
2021	12.86	0.26	(0.28)	(0.02)	–	–	–	12.84	0.54%	0.54%	2.00%	(0.19%)	590,267	86%
2020	11.72	0.31	0.83	1.14	–	–	–	12.86	0.54%	0.54%	2.53%	9.79%	563,135	121%

Diversified Bond
Class I
2024	$10.07	$0.49	$(0.33)	$0.16	$–	$–	$–	$10.23	0.64%	0.64%	4.80%	1.62%	$669,767	133%
2023	9.72	0.41	(0.06)	0.35	–	–	–	10.07	0.66%	0.66%	4.15%	3.60%	655,230	222%
2022	11.94	0.31	(2.53)	(2.22)	–	–	–	9.72	0.65%	0.65%	3.06%	(18.62%)	603,308	104%
2021	12.17	0.26	(0.49)	(0.23)	–	–	–	11.94	0.64%	0.64%	2.20%	(1.93%)	564,741	106%
2020	11.03	0.30	0.84	1.14	–	–	–	12.17	0.65%	0.65%	2.62%	10.35%	474,148	176%
Class P
2024	$13.71	$0.69	$(0.43)	$0.26	$–	$–	$–	$13.97	0.44%	0.44%	5.01%	1.87%	$1,418,134	133%
2023	13.21	0.58	(0.08)	0.50	–	–	–	13.71	0.45%	0.45%	4.32%	3.81%	1,441,677	222%
2022	16.20	0.44	(3.43)	(2.99)	–	–	–	13.21	0.45%	0.45%	3.12%	(18.46%)	1,791,603	104%
2021	16.49	0.39	(0.68)	(0.29)	–	–	–	16.20	0.44%	0.44%	2.40%	(1.73%)	4,131,522	106%
2020	14.91	0.44	1.14	1.58	–	–	–	16.49	0.45%	0.45%	2.80%	10.57%	3,974,079	176%

Floating Rate Income
Class I
2024	$15.43	$1.33	$(0.08)	$1.25	$–	$–	$–	$16.68	0.92%	0.92%	8.27%	8.05%	$258,964	102%
2023	13.58	1.26	0.59	1.85	–	–	–	15.43	0.92%	0.92%	8.64%	13.66%	254,540	108%
2022	13.79	0.71	(0.92)	(0.21)	–	–	–	13.58	0.91%	0.90%	5.26%	(1.54%)	241,459	45%
2021	13.18	0.53	0.08	0.61	–	–	–	13.79	0.91%	0.86%	3.91%	4.62%	269,774	104%
2020	12.59	0.49	0.10	0.59	–	–	–	13.18	0.91%	0.86%	3.94%	4.71%	236,995	107%
Class P
2024	$15.75	$1.35	$(0.03)	$1.32	$–	$–	$–	$17.07	0.72%	0.72%	8.08%	8.39%	$107,308	102%
2023	13.84	1.12	0.79	1.91	–	–	–	15.75	0.71%	0.71%	7.87%	13.76%	21,048	108%
2022	14.03	0.78	(0.97)	(0.19)	–	–	–	13.84	0.72%	0.71%	5.68%	(1.35%)	493,288	45%
2021	13.38	0.56	0.09	0.65	–	–	–	14.03	0.71%	0.66%	4.10%	4.83%	129,383	104%
2020	12.76	0.53	0.09	0.62	–	–	–	13.38	0.71%	0.66%	4.19%	4.92%	239,179	107%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)		Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

High Yield Bond
Class I
2024	$9.95	$0.68	$0.03	$0.71	$–	$–	$–	$10.66	0.63%	0.63%		6.63%	7.14%	$240,562	80%
2023	8.87	0.61	0.47	1.08	–	–	–	9.95	0.64%	0.64%		6.59%	12.22%	247,677	49%
2022	9.89	0.48	(1.50)	(1.02)	–	–	–	8.87	0.63%	0.63%		5.31%	(10.35%)	220,364	33%
2021	9.38	0.47	0.04	0.51	–	–	–	9.89	0.63%	0.63%		4.88%	5.42%	351,557	46%
2020	8.87	0.48	0.03	0.51	–	–	–	9.38	0.63%	0.63%		5.51%	5.74%	342,507	59%
Class P
2024	$10.99	$0.78	$0.04	$0.82	$–	$–	$–	$11.81	0.43%	0.43%		6.81%	7.36%	$525,401	80%
2023	9.78	0.68	0.53	1.21	–	–	–	10.99	0.44%	0.44%		6.67%	12.45%	334,382	49%
2022	10.88	0.55	(1.65)	(1.10)	–	–	–	9.78	0.43%	0.43%		5.52%	(10.17%)	799,387	33%
2021	10.30	0.54	0.04	0.58	–	–	–	10.88	0.43%	0.43%		5.08%	5.63%	966,816	46%
2020	9.72	0.54	0.04	0.58	–	–	–	10.30	0.43%	0.43%		5.72%	5.96%	1,028,641	59%

Inflation Managed
Class I
2024	$12.07	$0.45	$(0.17)	$0.28	$–	$–	$–	$12.35	1.32%	1.32	%(7)	3.65%	2.36%	$242,178	235%
2023	11.64	0.47	(0.04)	0.43	–	–	–	12.07	0.74%	0.74%		3.95%	3.67%	261,009	172%
2022	13.21	0.84	(2.41)	(1.57)	–	–	–	11.64	0.73%	0.73%		6.86%	(11.87%)	269,220	47%
2021	12.50	0.62	0.09	0.71	–	–	–	13.21	0.67%	0.67%		4.88%	5.69%	335,607	115%
2020	11.22	0.12	1.16	1.28	–	–	–	12.50	0.88%	0.88%		0.99%	11.42%	292,256	226%
Class P
2024	$13.83	$0.53	$(0.18)	$0.35	$–	$–	$–	$14.18	1.12%	1.12	%(7)	3.74%	2.56%	$110,270	235%
2023	13.31	0.54	(0.02)	0.52	–	–	–	13.83	0.54%	0.54%		4.01%	3.88%	153,972	172%
2022	15.08	1.03	(2.80)	(1.77)	–	–	–	13.31	0.53%	0.53%		7.43%	(11.70%)	397,533	47%
2021	14.24	0.74	0.10	0.84	–	–	–	15.08	0.47%	0.47%		5.09%	5.90%	208,469	115%
2020	12.75	0.15	1.34	1.49	–	–	–	14.24	0.68%	0.68%		1.13%	11.64%	206,924	226%

Intermediate Bond
Class I
2024	$9.18	$0.33	$(0.13)	$0.20	$–	$–	$–	$9.38	0.64%	0.64%		3.59%	2.11%	$44,558	56%
2023	8.69	0.28	0.21	0.49	–	–	–	9.18	0.64%	0.64%		3.14%	5.74%	22,110	27%
2022	9.98	0.19	(1.48)	(1.29)	–	–	–	8.69	0.63%	0.63%		2.16%	(12.98%)	8,363	78%
11/01/2021 - 12/31/2021	9.99	0.02	(0.03)	(0.01)	–	–	–	9.98	0.62%	0.62%		1.12%	(0.16%)	1,094	135%
Class P
2024	$9.22	$0.35	$(0.13)	$0.22	$–	$–	$–	$9.44	0.44%	0.44%		3.76%	2.32%	$634,857	56%
2023	8.71	0.29	0.22	0.51	–	–	–	9.22	0.44%	0.44%		3.28%	5.95%	1,261,555	27%
2022	9.98	0.19	(1.46)	(1.27)	–	–	–	8.71	0.43%	0.43%		2.13%	(12.81%)	1,366,426	78%
2021	10.16	0.12	(0.30)	(0.18)	–	–	–	9.98	0.43%	0.43%		1.20%	(1.70%)	1,254,209	135%
10/23/2020 - 12/31/2020	10.00	0.01	0.15	0.16	–	–	–	10.16	0.45%	0.45%		0.55%	1.57%	1,090,654	82%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)		Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Managed Bond
Class I
2024	$13.52	$0.60	$(0.23)	$0.37	$–	$–	$–	$13.89	0.92%	0.90	%(7)	4.35%	2.70%	$688,795	628%
2023	12.69	0.51	0.32	0.83	–	–	–	13.52	0.66%	0.64%		3.96%	6.55%	661,184	502%
2022	14.76	0.33	(2.40)	(2.07)	–	–	–	12.69	0.64%	0.63%		2.46%	(14.02%)	662,633	426%
2021	14.93	0.25	(0.42)	(0.17)	–	–	–	14.76	0.63%	0.62%		1.69%	(1.13%)	871,592	320%
2020	13.78	0.30	0.85	1.15	–	–	–	14.93	0.70%	0.69%		2.04%	8.34%	898,530	574%
Class P
2024	$15.06	$0.70	$(0.27)	$0.43	$–	$–	$–	$15.49	0.72%	0.70	%(7)	4.56%	2.90%	$1,152,820	628%
2023	14.10	0.60	0.36	0.96	–	–	–	15.06	0.46%	0.44%		4.15%	6.76%	1,551,175	502%
2022	16.37	0.40	(2.67)	(2.27)	–	–	–	14.10	0.44%	0.43%		2.73%	(13.85%)	1,795,265	426%
2021	16.52	0.31	(0.46)	(0.15)	–	–	–	16.37	0.43%	0.42%		1.89%	(0.93%)	1,886,891	320%
2020	15.22	0.36	0.94	1.30	–	–	–	16.52	0.50%	0.49%		2.23%	8.56%	2,096,829	574%

Short Duration Bond
Class I
2024	$10.71	$0.47	$0.06	$0.53	$–	$–	$–	$11.24	0.64%	0.64%		4.27%	4.87%	$409,388	137%
2023	10.22	0.36	0.13	0.49	–	–	–	10.71	0.64%	0.64%		3.42%	4.87%	418,842	105%
2022	10.71	0.18	(0.67)	(0.49)	–	–	–	10.22	0.63%	0.63%		1.69%	(4.58%)	427,005	83%
2021	10.75	0.12	(0.16)	(0.04)	–	–	–	10.71	0.63%	0.63%		1.10%	(0.45%)	501,192	82%
2020	10.37	0.18	0.20	0.38	–	–	–	10.75	0.63%	0.63%		1.72%	3.73%	511,791	83%
Class P
2024	$11.25	$0.50	$0.07	$0.57	$–	$–	$–	$11.82	0.44%	0.44%		4.39%	5.08%	$574,896	137%
2023	10.71	0.41	0.13	0.54	–	–	–	11.25	0.44%	0.44%		3.71%	5.08%	1,419,781	105%
2022	11.20	0.20	(0.69)	(0.49)	–	–	–	10.71	0.43%	0.43%		1.87%	(4.39%)	724,988	83%
2021	11.22	0.15	(0.17)	(0.02)	–	–	–	11.20	0.43%	0.43%		1.30%	(0.25%)	934,420	82%
2020	10.80	0.21	0.21	0.42	–	–	–	11.22	0.43%	0.43%		1.90%	3.94%	1,035,575	83%

Emerging Markets Debt
Class I
2024	$12.42	$0.94	$(0.09)	$0.85	$–	$–	$–	$13.27	1.09%	1.04%		7.29%	6.88%	$23,979	219%
2023	11.05	0.74	0.63	1.37	–	–	–	12.42	1.10%	1.05%		6.38%	12.35%	23,149	194%
2022	12.21	0.60	(1.76)	(1.16)	–	–	–	11.05	1.11%	1.06%		5.31%	(9.27%)	21,815	103%
2021	12.97	0.53	(1.29)	(0.76)	–	–	–	12.21	1.05%	1.03%		4.20%	(6.12%)	90,598	145%
2020	12.75	0.54	(0.32)	0.22	–	–	–	12.97	1.09%	1.07%		4.54%	1.75%	84,108	82%
Class P
2024	$12.70	$0.97	$(0.06)	$0.91	$–	$–	$–	$13.61	0.88%	0.83%		7.41%	7.09%	$94,194	219%
2023	11.28	0.78	0.64	1.42	–	–	–	12.70	0.90%	0.85%		6.61%	12.57%	199,565	194%
2022	12.44	0.65	(1.81)	(1.16)	–	–	–	11.28	0.92%	0.87%		5.68%	(9.08%)	210,706	103%
2021	13.19	0.56	(1.31)	(0.75)	–	–	–	12.44	0.85%	0.82%		4.40%	(5.94%)	467,700	145%
2020	12.94	0.59	(0.34)	0.25	–	–	–	13.19	0.86%	0.84%		4.93%	1.96%	290,029	82%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Dividend Growth
Class I
2024	$37.41	$0.32	$4.63	$4.95	$–	$–	$–	$42.36	0.90%	0.87%	0.78%	13.24%	$670,749	13%
2023	33.01	0.35	4.05	4.40	–	–	–	37.41	0.89%	0.86%	1.03%	13.32%	615,998	23%
2022	36.88	0.29	(4.16)	(3.87)	–	–	–	33.01	0.88%	0.88%	0.87%	(10.49%)	563,348	16%
2021	29.32	0.21	7.35	7.56	–	–	–	36.88	0.87%	0.87%	0.63%	25.80%	649,523	10%
2020	25.85	0.23	3.24	3.47	–	–	–	29.32	0.88%	0.88%	0.92%	13.44%	526,309	28%
Class P
2024	$41.46	$0.38	$5.24	$5.62	$–	$–	$–	$47.08	0.70%	0.67%	0.89%	13.53%	$5,081	13%
2023	36.51	0.45	4.50	4.95	–	–	–	41.46	0.69%	0.66%	1.20%	13.54%	287,948	23%
2022	40.71	0.39	(4.59)	(4.20)	–	–	–	36.51	0.68%	0.68%	1.05%	(10.31%)	751,335	16%
2021	32.30	0.30	8.11	8.41	–	–	–	40.71	0.67%	0.67%	0.84%	26.05%	1,197,125	10%
2020	28.42	0.31	3.57	3.88	–	–	–	32.30	0.68%	0.68%	1.12%	13.66%	1,356,736	28%

Equity Index
Class I
2024	$122.52	$1.59	$28.63	$30.22	$–	$–	$–	$152.74	0.28%	0.28%	1.13%	24.66%	$4,590,842	3%
2023	97.29	1.53	23.70	25.23	–	–	–	122.52	0.28%	0.28%	1.40%	25.93%	3,750,952	4%
2022	119.09	1.41	(23.21)	(21.80)	–	–	–	97.29	0.28%	0.28%	1.36%	(18.31%)	3,072,629	6%
2021	92.77	1.21	25.11	26.32	–	–	–	119.09	0.27%	0.27%	1.14%	28.37%	3,929,164	2%
2020	78.55	1.25	12.97	14.22	–	–	–	92.77	0.28%	0.28%	1.59%	18.11%	3,129,087	7%
Class P
2024	$127.80	$1.95	$29.90	$31.85	$–	$–	$–	$159.65	0.08%	0.08%	1.34%	24.91%	$412,852	3%
2023	101.28	1.83	24.69	26.52	–	–	–	127.80	0.08%	0.08%	1.60%	26.19%	810,492	4%
2022	123.73	1.68	(24.13)	(22.45)	–	–	–	101.28	0.08%	0.08%	1.57%	(18.15%)	587,247	6%
2021	96.20	1.47	26.06	27.53	–	–	–	123.73	0.07%	0.07%	1.36%	28.63%	581,154	2%
2020	81.29	1.45	13.46	14.91	–	–	–	96.20	0.08%	0.08%	1.79%	18.35%	778,542	7%

Focused Growth
Class I
2024	$57.58	$(0.16)	$16.25	$16.09	$–	$–	$–	$73.67	0.95%	0.95%	(0.24%)	27.95%	$390,956	36%
2023	41.74	(0.07)	15.91	15.84	–	–	–	57.58	0.95%	0.95%	(0.14%)	37.96%	295,820	42%
2022	63.04	(0.12)	(21.18)	(21.30)	–	–	–	41.74	0.95%	0.95%	(0.26%)	(33.80%)	218,362	43%
2021	52.63	(0.30)	10.71	10.41	–	–	–	63.04	0.95%	0.95%	(0.51%)	19.79%	347,239	44%
2020	38.06	(0.19)	14.76	14.57	–	–	–	52.63	0.97%	0.97%	(0.44%)	38.29%	291,287	42%
Class P
2024	$59.14	$(0.02)	$16.69	$16.67	$–	$–	$–	$75.81	0.75%	0.75%	(0.04%)	28.20%	$240,552	36%
2023	42.78	0.04	16.32	16.36	–	–	–	59.14	0.75%	0.75%	0.07%	38.24%	669,798	42%
2022	64.49	(0.01)	(21.70)	(21.71)	–	–	–	42.78	0.75%	0.75%	(0.01%)	(33.66%)	693,129	43%
2021	53.73	(0.17)	10.93	10.76	–	–	–	64.49	0.75%	0.75%	(0.28%)	20.03%	496,393	44%
2020	38.77	(0.10)	15.06	14.96	–	–	–	53.73	0.76%	0.76%	(0.23%)	38.58%	45	42%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Growth
Class I
2024	$60.51	$(0.18)	$19.44	$19.26	$–	$–	$–	$79.77	0.78%	0.78%	(0.24%)	31.82%	$1,014,738	43%
2023	44.65	(0.04)	15.90	15.86	–	–	–	60.51	0.78%	0.78%	(0.08%)	35.55%	812,453	30%
2022	64.90	(0.07)	(20.18)	(20.25)	–	–	–	44.65	0.78%	0.78%	(0.14%)	(31.21%)	634,578	19%
2021	52.59	(0.23)	12.54	12.31	–	–	–	64.90	0.77%	0.77%	(0.38%)	23.42%	999,552	13%
2020	39.97	(0.12)	12.74	12.62	–	–	–	52.59	0.78%	0.78%	(0.28%)	31.56%	833,240	40%
Class P
2024	$65.96	$(0.03)	$21.19	$21.16	$–	$–	$–	$87.12	0.58%	0.58%	(0.04%)	32.08%	$729,519	43%
2023	48.56	0.07	17.33	17.40	–	–	–	65.96	0.58%	0.58%	0.12%	35.82%	623,700	30%
2022	70.46	0.03	(21.93)	(21.90)	–	–	–	48.56	0.58%	0.58%	0.05%	(31.07%)	555,373	19%
2021	56.97	(0.12)	13.61	13.49	–	–	–	70.46	0.57%	0.57%	(0.18%)	23.67%	1,219,416	13%
2020	43.22	(0.04)	13.79	13.75	–	–	–	56.97	0.58%	0.58%	(0.08%)	31.82%	1,496,227	40%

Hedged Equity
Class I
2024	$11.22	$0.07	$1.93	$2.00	$–	$–	$–	$13.22	0.86%	0.86%	0.55%	17.87%	$413,846	34%
2023	9.69	0.08	1.45	1.53	–	–	–	11.22	0.91%	0.90%	0.73%	15.69%	266,272	44%
2022	10.55	0.07	(0.93)	(0.86)	–	–	–	9.69	0.92%	0.90%	0.72%	(7.95%)	156,133	29%
04/30/2021 - 12/31/2021	10.00	0.03	0.52	0.55	–	–	–	10.55	1.13%	0.90%	0.48%	5.37%	58,694	34%
Class P
2024	$11.28	$0.09	$1.95	$2.04	$–	$–	$–	$13.32	0.66%	0.66%	0.76%	18.11%	$13,776	34%
2023	9.72	0.10	1.46	1.56	–	–	–	11.28	0.71%	0.70%	0.93%	15.92%	7,089	44%
2022	10.57	0.10	(0.95)	(0.85)	–	–	–	9.72	0.72%	0.70%	0.98%	(7.76%)	3,648	29%
04/30/2021 - 12/31/2021	10.00	0.05	0.52	0.57	–	–	–	10.57	0.93%	0.70%	0.70%	5.51%	633	34%

Large-Cap Core
Class I
2024	$69.26	$0.44	$16.16	$16.60	$–	$–	$–	$85.86	0.68%	0.68%	0.55%	23.96%	$722,031	63%
2023	54.51	0.58	14.17	14.75	–	–	–	69.26	0.68%	0.68%	0.94%	27.06%	614,725	61%
2022	68.67	0.59	(14.75)	(14.16)	–	–	–	54.51	0.68%	0.68%	1.00%	(20.61%)	522,329	126%
2021	53.74	0.53	14.40	14.93	–	–	–	68.67	0.67%	0.67%	0.87%	27.76%	715,346	42%
2020	47.17	0.46	6.11	6.57	–	–	–	53.74	0.68%	0.68%	0.99%	13.94%	625,521	56%
Class P
2024	$77.86	$0.67	$18.18	$18.85	$–	$–	$–	$96.71	0.48%	0.48%	0.75%	24.21%	$1,891,626	63%
2023	61.15	0.78	15.93	16.71	–	–	–	77.86	0.48%	0.48%	1.11%	27.31%	1,249,759	61%
2022	76.88	0.78	(16.51)	(15.73)	–	–	–	61.15	0.48%	0.48%	1.20%	(20.46%)	496,819	126%
2021	60.05	0.78	16.05	16.83	–	–	–	76.88	0.47%	0.47%	1.14%	28.02%	397,013	42%
2020	52.60	0.61	6.84	7.45	–	–	–	60.05	0.48%	0.48%	1.17%	14.16%	578,315	56%

Large-Cap Growth
Class I
2024	$22.20	$(0.09)	$6.75	$6.66	$–	$–	$–	$28.86	0.94%	0.86%	(0.34%)	29.97%	$428,101	68%
2023	15.30	(0.03)	6.93	6.90	–	–	–	22.20	0.94%	0.87%	(0.18%)	45.12%	372,192	99%
2022	24.64	(0.03)	(9.31)	(9.34)	–	–	–	15.30	0.94%	0.90%	(0.18%)	(37.90%)	271,862	67%
2021	20.49	(0.10)	4.25	4.15	–	–	–	24.64	0.93%	0.89%	(0.44%)	20.27%	460,251	40%
2020	14.81	(0.07)	5.75	5.68	–	–	–	20.49	0.93%	0.89%	(0.40%)	38.35%	420,994	42%
Class P
2024	$26.40	$(0.04)	$8.02	$7.98	$–	$–	$–	$34.38	0.74%	0.66%	(0.14%)	30.23%	$1,324,418	68%
2023	18.16	– (8)	8.24	8.24	–	–	–	26.40	0.75%	0.68%	0.02%	45.41%	1,070,286	99%
2022	29.18	0.01	(11.03)	(11.02)	–	–	–	18.16	0.74%	0.70%	0.03%	(37.77%)	512,220	67%
2021	24.21	(0.06)	5.03	4.97	–	–	–	29.18	0.73%	0.69%	(0.24%)	20.51%	765,546	40%
2020	17.47	(0.04)	6.78	6.74	–	–	–	24.21	0.73%	0.69%	(0.20%)	38.62%	1,132,392	42%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)		Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Large-Cap Plus Bond Alpha
Class I
10/31/2024 - 12/31/2024	$10.00	$0.06	$0.24	$0.30	$–	$–	$–	$10.30	0.72%	0.70%		3.44%	2.98%	$2,070	0%
Class P
10/31/2024 - 12/31/2024	$10.00	$0.07	$0.24	$0.31	$–	$–	$–	$10.31	0.52%	0.50%		3.97%	3.01%	$803,440	0%

Large-Cap Value
Class I
2024	$36.91	$0.48	$2.46	$2.94	$–	$–	$–	$39.85	0.84%	0.84%		1.22%	7.97%	$450,621	30%
2023	32.12	0.46	4.33	4.79	–	–	–	36.91	0.85%	0.85%		1.38%	14.91%	449,208	36%
2022	34.40	0.41	(2.69)	(2.28)	–	–	–	32.12	0.84%	0.84%		1.28%	(6.63%)	425,091	9%
2021	27.28	0.33	6.79	7.12	–	–	–	34.40	0.83%	0.83%		1.03%	26.12%	469,171	18%
2020	25.76	0.35	1.17	1.52	–	–	–	27.28	0.83%	0.83%		1.48%	5.87%	376,337	33%
Class P
2024	$40.90	$0.62	$2.73	$3.35	$–	$–	$–	$44.25	0.64%	0.64%		1.43%	8.19%	$700,034	30%
2023	35.52	0.59	4.79	5.38	–	–	–	40.90	0.65%	0.65%		1.58%	15.14%	838,657	36%
2022	37.97	0.52	(2.97)	(2.45)	–	–	–	35.52	0.64%	0.64%		1.47%	(6.44%)	701,589	9%
2021	30.05	0.43	7.49	7.92	–	–	–	37.97	0.63%	0.63%		1.25%	26.37%	874,567	18%
2020	28.32	0.43	1.30	1.73	–	–	–	30.05	0.63%	0.63%		1.65%	6.08%	1,216,921	33%

Mid-Cap Growth
Class I
2024	$26.56	$(0.10)	$0.76	$0.66	$–	$–	$–	$27.22	0.93%	0.91%		(0.38%)	2.48%	$396,215	60%
2023	22.20	(0.09)	4.45	4.36	–	–	–	26.56	0.93%	0.91%		(0.36%)	19.62%	401,940	55%
2022	32.05	(0.11)	(9.74)	(9.85)	–	–	–	22.20	0.93%	0.91%		(0.44%)	(30.72%)	344,219	29%
2021	27.47	(0.17)	4.75	4.58	–	–	–	32.05	0.93%	0.90%		(0.56%)	16.67%	541,746	37%
2020	18.30	(0.07)	9.24	9.17	–	–	–	27.47	0.93%	0.91%		(0.34%)	50.14%	474,569	21%
Class P
2024	$29.40	$(0.06)	$0.85	$0.79	$–	$–	$–	$30.19	0.73%	0.71%		(0.18%)	2.68%	$554,326	60%
2023	24.53	(0.04)	4.91	4.87	–	–	–	29.40	0.73%	0.71%		(0.15%)	19.86%	533,581	55%
2022	35.34	(0.06)	(10.75)	(10.81)	–	–	–	24.53	0.73%	0.71%		(0.24%)	(30.59%)	461,342	29%
2021	30.23	(0.12)	5.23	5.11	–	–	–	35.34	0.73%	0.70%		(0.37%)	16.90%	748,898	37%
2020	20.09	(0.03)	10.17	10.14	–	–	–	30.23	0.73%	0.71%		(0.14%)	50.44%	537,942	21%

Mid-Cap Plus Bond Alpha
Class I
2024	$32.62	$1.57	$3.31	$4.88	$–	$–	$–	$37.50	1.05%	0.87	%(7)	4.43%	14.95%	$420,698	306%
2023	28.28	0.32	4.02	4.34	–	–	–	32.62	0.90%	0.87%		1.08%	15.35%	392,655	174%
2022	34.18	0.34	(6.24)	(5.90)	–	–	–	28.28	0.88%	0.88%		1.12%	(17.26%)	365,129	154%
2021	29.36	0.07	4.75	4.82	–	–	–	34.18	0.88%	0.88%		0.22%	16.40%	457,508	119%
2020	23.03	0.10	6.23	6.33	–	–	–	29.36	0.88%	0.88%		0.44%	27.51%	420,292	103%
Class P
2024	$40.59	$2.03	$4.14	$6.17	$–	$–	$–	$46.76	0.86%	0.67	%(7)	4.62%	15.18%	$185,312	306%
2023	35.12	0.45	5.02	5.47	–	–	–	40.59	0.70%	0.67%		1.24%	15.58%	214,892	174%
2022	42.36	0.49	(7.73)	(7.24)	–	–	–	35.12	0.68%	0.68%		1.30%	(17.09%)	235,870	154%
2021	36.32	0.17	5.87	6.04	–	–	–	42.36	0.68%	0.68%		0.41%	16.63%	358,643	119%
2020	28.42	0.19	7.71	7.90	–	–	–	36.32	0.68%	0.68%		0.67%	27.77%	398,953	103%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Mid-Cap Value
Class I
2024	$29.59	$0.24	$2.81	$3.05	$–	$–	$–	$32.64	0.93%	0.93%	0.77%	10.31%	$174,844	59%
2023	25.42	0.26	3.91	4.17	–	–	–	29.59	0.94%	0.94%	0.97%	16.39%	151,414	40%
2022	27.41	0.25	(2.24)	(1.99)	–	–	–	25.42	0.93%	0.93%	0.97%	(7.26%)	130,901	31%
2021	21.58	0.15	5.68	5.83	–	–	–	27.41	0.93%	0.93%	0.60%	27.03%	152,213	22%
2020	20.45	0.18	0.95	1.13	–	–	–	21.58	0.93%	0.93%	1.02%	5.52%	109,677	48%
Class P
2024	$44.18	$0.45	$4.21	$4.66	$–	$–	$–	$48.84	0.74%	0.74%	0.96%	10.53%	$151,888	59%
2023	37.89	0.43	5.86	6.29	–	–	–	44.18	0.73%	0.73%	1.07%	16.62%	196,377	40%
2022	40.77	0.44	(3.32)	(2.88)	–	–	–	37.89	0.73%	0.73%	1.16%	(7.08%)	519,493	31%
2021	32.03	0.29	8.45	8.74	–	–	–	40.77	0.73%	0.73%	0.78%	27.29%	713,811	22%
2020	30.30	0.33	1.40	1.73	–	–	–	32.03	0.73%	0.73%	1.23%	5.73%	730,338	48%

QQQ Plus Bond Alpha
Class I
10/15/2024 - 12/31/2024	$10.00	$0.08	$0.28	$0.36	$–	$–	$–	$10.36	0.77%	0.66%	3.61%	3.56%	$5,791	0%
Class P
10/15/2024 - 12/31/2024	$10.00	$0.09	$0.27	$0.36	$–	$–	$–	$10.36	0.56%	0.46%	3.93%	3.60%	$200,922	0%

Small-Cap Equity
Class I
2024	$29.72	$0.38	$2.50	$2.88	$–	$–	$–	$32.60	1.02%	0.92%	1.21%	9.70%	$113,987	65%
2023	26.30	0.36	3.06	3.42	–	–	–	29.72	1.03%	0.93%	1.32%	12.97%	105,145	55%
2022	30.21	0.25	(4.16)	(3.91)	–	–	–	26.30	1.01%	0.91%	0.91%	(12.92%)	90,420	39%
2021	23.89	0.25	6.07	6.32	–	–	–	30.21	1.00%	0.90%	0.87%	26.46%	114,214	51%
2020	22.66	0.25	0.98	1.23	–	–	–	23.89	1.03%	0.93%	1.29%	5.42%	87,097	46%
Class P
2024	$39.13	$0.59	$3.29	$3.88	$–	$–	$–	$43.01	0.82%	0.72%	1.43%	9.92%	$297,330	65%
2023	34.57	0.52	4.04	4.56	–	–	–	39.13	0.82%	0.72%	1.47%	13.20%	132,894	55%
2022	39.62	0.39	(5.44)	(5.05)	–	–	–	34.57	0.81%	0.71%	1.07%	(12.74%)	207,962	39%
2021	31.27	0.41	7.94	8.35	–	–	–	39.62	0.80%	0.70%	1.06%	26.71%	363,249	51%
2020	29.60	0.37	1.30	1.67	–	–	–	31.27	0.83%	0.73%	1.46%	5.63%	104,196	46%

Small-Cap Growth
Class I
2024	$26.76	$(0.03)	$1.78	$1.75	$–	$–	$–	$28.51	0.84%	0.84%	(0.12%)	6.55%	$160,666	108%
2023	23.43	(0.02)	3.35	3.33	–	–	–	26.76	0.84%	0.84%	(0.09%)	14.20%	157,383	66%
2022	33.44	(0.05)	(9.96)	(10.01)	–	–	–	23.43	0.84%	0.84%	(0.19%)	(29.92%)	145,705	50%
2021	32.88	(0.16)	0.72	0.56	–	–	–	33.44	0.84%	0.84%	(0.46%)	1.69%	204,086	79%
2020	21.14	(0.09)	11.83	11.74	–	–	–	32.88	0.84%	0.84%	(0.36%)	55.58%	208,805	175%
Class P
2024	$31.86	$0.03	$2.12	$2.15	$–	$–	$–	$34.01	0.64%	0.64%	0.10%	6.76%	$245,229	108%
2023	27.84	0.03	3.99	4.02	–	–	–	31.86	0.64%	0.64%	0.11%	14.43%	133,036	66%
2022	39.65	0.02	(11.83)	(11.81)	–	–	–	27.84	0.65%	0.65%	0.06%	(29.78%)	115,895	50%
2021	38.91	(0.10)	0.84	0.74	–	–	–	39.65	0.64%	0.64%	(0.25%)	1.89%	78,051	79%
2020	24.96	(0.04)	13.99	13.95	–	–	–	38.91	0.64%	0.64%	(0.13%)	55.89%	99,319	175%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Small-Cap Index
Class I
2024	$32.40	$0.34	$3.17	$3.51	$–	$–	$–	$35.91	0.56%	0.56%	0.99%	10.84%	$622,001	22%
2023	27.88	0.33	4.19	4.52	–	–	–	32.40	0.56%	0.56%	1.13%	16.20%	563,674	13%
2022	35.23	0.28	(7.63)	(7.35)	–	–	–	27.88	0.55%	0.55%	0.93%	(20.86%)	502,756	14%
2021	30.84	0.23	4.16	4.39	–	–	–	35.23	0.54%	0.54%	0.65%	14.24%	671,321	21%
2020	25.88	0.20	4.76	4.96	–	–	–	30.84	0.55%	0.55%	0.85%	19.16%	610,657	20%
Class P
2024	$33.16	$0.41	$3.25	$3.66	$–	$–	$–	$36.82	0.36%	0.36%	1.19%	11.06%	$76,464	22%
2023	28.48	0.40	4.28	4.68	–	–	–	33.16	0.36%	0.36%	1.33%	16.43%	134,476	13%
2022	35.91	0.34	(7.77)	(7.43)	–	–	–	28.48	0.35%	0.35%	1.13%	(20.70%)	142,202	14%
2021	31.37	0.30	4.24	4.54	–	–	–	35.91	0.34%	0.34%	0.85%	14.47%	184,809	21%
2020	26.28	0.25	4.84	5.09	–	–	–	31.37	0.35%	0.35%	1.05%	19.39%	185,980	20%

Small-Cap Plus Bond Alpha
Class I
10/31/2024 - 12/31/2024	$10.00	$0.06	$0.09	$0.15	$–	$–	$–	$10.15	0.85%	0.70%	3.52%	1.50%	$364	0%
Class P
10/31/2024 - 12/31/2024	$10.00	$0.07	$0.09	$0.16	$–	$–	$–	$10.16	0.65%	0.50%	3.90%	1.53%	$93,931	0%

Small-Cap Value
Class I
2024	$27.57	$0.35	$1.36	$1.71	$–	$–	$–	$29.28	1.00%	0.88%	1.26%	6.18%	$191,623	124%
2023	25.64	0.22	1.71	1.93	–	–	–	27.57	0.99%	0.99%	0.87%	7.53%	199,969	54%
2022	30.82	0.24	(5.42)	(5.18)	–	–	–	25.64	0.99%	0.99%	0.87%	(16.81%)	199,012	40%
2021	22.73	0.13	7.96	8.09	–	–	–	30.82	0.98%	0.98%	0.44%	35.61%	270,629	56%
2020	21.97	0.14	0.62	0.76	–	–	–	22.73	0.99%	0.99%	0.81%	3.44%	201,788	51%
Class P
2024	$33.90	$0.52	$1.65	$2.17	$–	$–	$–	$36.07	0.80%	0.68%	1.48%	6.40%	$156,401	124%
2023	31.46	0.32	2.12	2.44	–	–	–	33.90	0.79%	0.79%	1.00%	7.74%	91,053	54%
2022	37.74	0.35	(6.63)	(6.28)	–	–	–	31.46	0.78%	0.78%	1.05%	(16.64%)	202,230	40%
2021	27.78	0.23	9.73	9.96	–	–	–	37.74	0.78%	0.78%	0.64%	35.88%	363,532	56%
2020	26.80	0.22	0.76	0.98	–	–	–	27.78	0.79%	0.79%	0.99%	3.64%	106,613	51%

Value
Class I
2024	$20.20	$0.40	$1.65	$2.05	$–	$–	$–	$22.25	0.95%	0.88%	1.86%	10.14%	$229,781	140%
2023	19.46	0.38	0.36	0.74	–	–	–	20.20	0.95%	0.87%	1.95%	3.77%	230,760	44%
2022	19.57	0.34	(0.45)	(0.11)	–	–	–	19.46	0.94%	0.87%	1.77%	(0.53%)	249,169	33%
2021	16.09	0.28	3.20	3.48	–	–	–	19.57	0.94%	0.86%	1.55%	21.64%	265,095	48%
2020	17.28	0.28	(1.47)	(1.19)	–	–	–	16.09	0.95%	0.92%	1.96%	(6.94%)	242,064	123%
Class P
2024	$23.33	$0.52	$1.90	$2.42	$–	$–	$–	$25.75	0.75%	0.68%	2.07%	10.36%	$788,289	140%
2023	22.44	0.48	0.41	0.89	–	–	–	23.33	0.75%	0.67%	2.15%	3.98%	737,929	44%
2022	22.51	0.43	(0.50)	(0.07)	–	–	–	22.44	0.74%	0.67%	1.96%	(0.34%)	677,200	33%
2021	18.47	0.37	3.67	4.04	–	–	–	22.51	0.74%	0.66%	1.75%	21.89%	913,732	48%
2020	19.81	0.36	(1.70)	(1.34)	–	–	–	18.47	0.75%	0.72%	2.17%	(6.75%)	547,526	123%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Value Advantage
Class I
2024	$25.67	$0.43	$3.81	$4.24	$–	$–	$–	$29.91	0.89%	0.87%	1.53%	16.50%	$107,773	55%
2023	23.42	0.40	1.85	2.25	–	–	–	25.67	0.89%	0.89%	1.70%	9.60%	98,746	30%
2022	24.41	0.40	(1.39)	(0.99)	–	–	–	23.42	0.89%	0.89%	1.69%	(4.07%)	109,885	20%
2021	18.99	0.27	5.15	5.42	–	–	–	24.41	0.89%	0.89%	1.21%	28.52%	97,936	26%
2020	19.54	0.28	(0.83)	(0.55)	–	–	–	18.99	0.89%	0.89%	1.68%	(2.78%)	56,754	33%
Class P
2024	$26.22	$0.50	$3.89	$4.39	$–	$–	$–	$30.61	0.69%	0.67%	1.72%	16.74%	$644,402	55%
2023	23.88	0.46	1.88	2.34	–	–	–	26.22	0.69%	0.69%	1.89%	9.82%	692,899	30%
2022	24.84	0.45	(1.41)	(0.96)	–	–	–	23.88	0.69%	0.69%	1.87%	(3.87%)	646,782	20%
2021	19.29	0.32	5.23	5.55	–	–	–	24.84	0.69%	0.69%	1.42%	28.78%	951,636	26%
2020	19.80	0.31	(0.82)	(0.51)	–	–	–	19.29	0.69%	0.69%	1.87%	(2.58%)	1,029,439	33%

Emerging Markets
Class I
2024	$18.02	$0.13	$(0.40)	$(0.27)	$–	$–	$–	$17.75	1.07%	1.07%	0.69%	(1.52%)	$296,890	98%
2023	16.54	0.20	1.28	1.48	–	–	–	18.02	1.07%	1.07%	1.12%	8.95%	335,719	46%
2022	22.14	0.13	(5.73)	(5.60)	–	–	–	16.54	1.07%	1.07%	0.75%	(25.27%)	318,746	46%
2021	24.13	0.09	(2.08)	(1.99)	–	–	–	22.14	1.05%	1.05%	0.39%	(8.28%)	424,886	45%
2020	20.57	0.04	3.52	3.56	–	–	–	24.13	1.04%	1.04%	0.22%	17.33%	469,683	36%
Class P
2024	$18.85	$0.16	$(0.41)	$(0.25)	$–	$–	$–	$18.60	0.89%	0.89%	0.84%	(1.33%)	$300,177	98%
2023	17.26	0.23	1.36	1.59	–	–	–	18.85	0.87%	0.87%	1.25%	9.17%	284,792	46%
2022	23.06	0.17	(5.97)	(5.80)	–	–	–	17.26	0.86%	0.86%	0.90%	(25.12%)	376,337	46%
2021	25.09	0.15	(2.18)	(2.03)	–	–	–	23.06	0.85%	0.85%	0.58%	(8.10%)	944,698	45%
2020	21.34	0.09	3.66	3.75	–	–	–	25.09	0.84%	0.84%	0.44%	17.56%	1,112,611	36%

International Equity Plus Bond Alpha
Class I
10/31/2024 - 12/31/2024	$10.00	$0.06	$(0.35)	$(0.29)	$–	$–	$–	$9.71	0.82%	0.70%	3.55%	(2.99%)	$511	0%
Class P
10/31/2024 - 12/31/2024	$10.00	$0.07	$(0.36)	$(0.29)	$–	$–	$–	$9.71	0.61%	0.50%	3.98%	(2.96%)	$242,868	0%

International Growth
Class I
2024	$8.85	$0.05	$0.60	$0.65	$–	$–	$–	$9.50	0.95%	0.95%	0.57%	7.39%	$9,206	64%
2023	7.78	0.07	1.00	1.07	–	–	–	8.85	0.95%	0.95%	0.78%	13.73%	3,838	53%
2022	9.92	0.04	(2.18)	(2.14)	–	–	–	7.78	0.96%	0.96%	0.52%	(21.54%)	1,720	32%
10/29/2021 - 12/31/2021	10.00	(0.01)	(0.07)	(0.08)	–	–	–	9.92	1.02%	1.02%	(0.30%)	(0.85%)	538	3%
Class P
2024	$8.90	$0.08	$0.60	$0.68	$–	$–	$–	$9.58	0.75%	0.75%	0.84%	7.61%	$667,775	64%
2023	7.80	0.07	1.03	1.10	–	–	–	8.90	0.75%	0.75%	0.88%	14.16%	859,232	53%
2022	9.92	0.07	(2.19)	(2.12)	–	–	–	7.80	0.77%	0.77%	0.83%	(21.38%)	508,186	32%
10/29/2021 - 12/31/2021	10.00	– (8)	(0.08)	(0.08)	–	–	–	9.92	0.84%	0.84%	0.04%	(0.81%)	711,688	3%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

International Large-Cap
Class I
2024	$13.86	$0.18	$0.33	$0.51	$–	$–	$–	$14.37	1.03%	1.00%	1.25%	3.68%	$590,940	23%
2023	11.68	0.18	2.00	2.18	–	–	–	13.86	1.03%	1.00%	1.37%	18.65%	599,870	8%
2022	13.78	0.14	(2.24)	(2.10)	–	–	–	11.68	1.02%	0.99%	1.22%	(15.19%)	533,078	12%
2021	12.00	0.14	1.64	1.78	–	–	–	13.78	1.01%	0.98%	1.09%	14.78%	660,058	9%
2020	10.84	0.08	1.08	1.16	–	–	–	12.00	1.01%	1.01%	0.75%	10.74%	626,819	19%
Class P
2024	$15.05	$0.22	$0.37	$0.59	$–	$–	$–	$15.64	0.83%	0.80%	1.37%	3.88%	$597,702	23%
2023	12.66	0.23	2.16	2.39	–	–	–	15.05	0.83%	0.80%	1.61%	18.89%	392,262	8%
2022	14.90	0.18	(2.42)	(2.24)	–	–	–	12.66	0.82%	0.79%	1.44%	(15.02%)	521,517	12%
2021	12.96	0.19	1.75	1.94	–	–	–	14.90	0.81%	0.78%	1.39%	15.01%	643,027	9%
2020	11.68	0.10	1.18	1.28	–	–	–	12.96	0.81%	0.81%	0.93%	10.96%	1,056,100	19%

International Small-Cap
Class I
2024	$12.91	$0.33	$(0.45)	$(0.12)	$–	$–	$–	$12.79	1.17%	1.15%	2.54%	(0.98%)	$78,992	86%
2023	11.01	0.26	1.64	1.90	–	–	–	12.91	1.16%	1.14%	2.17%	17.23%	83,190	7%
2022	13.28	0.21	(2.48)	(2.27)	–	–	–	11.01	1.14%	1.12%	1.88%	(17.09%)	75,004	18%
2021	11.66	0.26	1.36	1.62	–	–	–	13.28	1.11%	1.11%	2.01%	13.87%	94,703	128%
2020	10.76	0.12	0.78	0.90	–	–	–	11.66	1.10%	1.10%	1.28%	8.42%	89,998	48%
Class P
2024	$17.97	$0.43	$(0.56)	$(0.13)	$–	$–	$–	$17.84	0.97%	0.95%	2.36%	(0.78%)	$307,664	86%
2023	15.30	0.36	2.31	2.67	–	–	–	17.97	0.96%	0.94%	2.18%	17.46%	130,701	7%
2022	18.42	0.35	(3.47)	(3.12)	–	–	–	15.30	0.94%	0.92%	2.26%	(16.92%)	244,595	18%
2021	16.14	0.40	1.88	2.28	–	–	–	18.42	0.91%	0.91%	2.18%	14.10%	175,242	128%
2020	14.86	0.20	1.08	1.28	–	–	–	16.14	0.90%	0.90%	1.54%	8.64%	186,062	48%

International Value
Class I
2024	$16.93	$0.58	$0.08	$0.66	$–	$–	$–	$17.59	0.91%	0.91%	3.27%	3.89%	$325,464	53%
2023	14.08	0.47	2.38	2.85	–	–	–	16.93	0.90%	0.90%	3.00%	20.20%	322,538	51%
2022	14.26	0.40	(0.58)	(0.18)	–	–	–	14.08	0.91%	0.91%	2.93%	(1.26%)	288,052	49%
2021	11.85	0.34	2.07	2.41	–	–	–	14.26	0.90%	0.90%	2.50%	20.36%	312,717	35%
2020	12.77	0.19	(1.11)	(0.92)	–	–	–	11.85	0.90%	0.90%	1.83%	(7.17%)	272,016	66%
Class P
2024	$19.16	$0.63	$0.15	$0.78	$–	$–	$–	$19.94	0.71%	0.71%	3.14%	4.10%	$667,833	53%
2023	15.90	0.53	2.73	3.26	–	–	–	19.16	0.70%	0.70%	3.03%	20.45%	661,428	51%
2022	16.08	0.51	(0.69)	(0.18)	–	–	–	15.90	0.71%	0.71%	3.32%	(1.07%)	674,837	49%
2021	13.33	0.40	2.35	2.75	–	–	–	16.08	0.70%	0.70%	2.60%	20.60%	542,306	35%
2020	14.33	0.23	(1.23)	(1.00)	–	–	–	13.33	0.70%	0.70%	1.94%	(6.98%)	1,065,402	66%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Health Sciences
Class I
2024	$63.06	$0.05	$2.50	$2.55	$–	$–	$–	$65.61	1.14%	1.14%	0.08%	4.04%	$371,293	32%
2023	60.97	0.13	1.96	2.09	–	–	–	63.06	1.14%	1.14%	0.21%	3.42%	398,867	37%
2022	64.73	0.10	(3.86)	(3.76)	–	–	–	60.97	1.14%	1.14%	0.17%	(5.80%)	424,635	36%
2021	57.60	(0.02)	7.15	7.13	–	–	–	64.73	1.13%	1.13%	(0.04%)	12.38%	492,712	45%
2020	48.49	(0.01)	9.12	9.11	–	–	–	57.60	1.14%	1.14%	(0.03%)	18.79%	454,545	21%
Class P
2024	$69.79	$0.21	$2.76	$2.97	$–	$–	$–	$72.76	0.94%	0.94%	0.27%	4.24%	$2,358	32%
2023	67.35	0.27	2.17	2.44	–	–	–	69.79	0.94%	0.94%	0.41%	3.63%	2,008	37%
2022	71.35	0.25	(4.25)	(4.00)	–	–	–	67.35	0.94%	0.94%	0.38%	(5.61%)	1,846	36%
2021	63.36	0.11	7.88	7.99	–	–	–	71.35	0.93%	0.93%	0.16%	12.61%	1,475	45%
2020	53.23	0.10	10.03	10.13	–	–	–	63.36	0.93%	0.93%	0.16%	19.03%	530	21%

Real Estate
Class I
2024	$33.56	$0.64	$1.89	$2.53	$–	$–	$–	$36.09	1.08%	0.99%	1.86%	7.51%	$211,824	44%
2023	29.70	0.97	2.89	3.86	–	–	–	33.56	1.08%	0.99%	3.16%	13.01%	220,533	14%
2022	39.94	0.47	(10.71)	(10.24)	–	–	–	29.70	1.07%	0.98%	1.41%	(25.64%)	204,962	23%
2021	28.46	(0.22)	11.70	11.48	–	–	–	39.94	1.07%	0.98%	(0.65%)	40.32%	308,201	22%
2020	29.43	0.99	(1.96)	(0.97)	–	–	–	28.46	1.07%	0.98%	3.73%	(3.28%)	242,921	38%
Class P
2024	$35.36	$0.78	$1.96	$2.74	$–	$–	$–	$38.10	0.88%	0.79%	2.16%	7.73%	$170,402	44%
2023	31.23	0.97	3.16	4.13	–	–	–	35.36	0.88%	0.79%	2.98%	13.24%	142,295	14%
2022	41.91	0.60	(11.28)	(10.68)	–	–	–	31.23	0.87%	0.78%	1.71%	(25.49%)	233,992	23%
2021	29.81	(0.18)	12.28	12.10	–	–	–	41.91	0.87%	0.78%	(0.51%)	40.60%	234,297	22%
2020	30.76	1.00	(1.95)	(0.95)	–	–	–	29.81	0.87%	0.78%	3.57%	(3.08%)	235,401	38%

Technology
Class I
2024	$16.24	$(0.10)	$6.19	$6.09	$–	$–	$–	$22.33	1.15%	1.07%	(0.49%)	37.45%	$409,527	123%
2023	10.57	(0.06)	5.73	5.67	–	–	–	16.24	1.14%	1.14%	(0.47%)	53.68%	301,813	49%
2022	16.53	(0.08)	(5.88)	(5.96)	–	–	–	10.57	1.14%	1.14%	(0.64%)	(36.06%)	197,337	28%
2021	14.52	(0.13)	2.14	2.01	–	–	–	16.53	1.14%	1.14%	(0.84%)	13.86%	308,749	40%
2020	9.86	(0.09)	4.75	4.66	–	–	–	14.52	1.14%	1.14%	(0.78%)	47.24%	287,129	44%
Class P
2024	$20.77	$(0.08)	$7.92	$7.84	$–	$–	$–	$28.61	0.95%	0.87%	(0.29%)	37.72%	$4,511	123%
2023	13.49	(0.05)	7.33	7.28	–	–	–	20.77	0.94%	0.94%	(0.28%)	53.98%	2,296	49%
2022	21.05	(0.07)	(7.49)	(7.56)	–	–	–	13.49	0.94%	0.94%	(0.43%)	(35.93%)	1,116	28%
2021	18.45	(0.13)	2.73	2.60	–	–	–	21.05	0.94%	0.94%	(0.66%)	14.09%	1,207	40%
2020	12.51	(0.10)	6.04	5.94	–	–	–	18.45	0.94%	0.94%	(0.61%)	47.54%	482	44%

ESG Diversified
Class I
2024	$10.34	$0.14	$1.11	$1.25	$–	$–	$–	$11.59	0.53%	0.50%	1.30%	12.18%	$28,336	81%
2023	8.92	0.20	1.22	1.42	–	–	–	10.34	0.65%	0.50%	2.07%	15.78%	33,177	39%
2022	10.70	0.15	(1.93)	(1.78)	–	–	–	8.92	0.78%	0.50%	1.61%	(16.59%)	19,257	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.62	0.70	–	–	–	10.70	0.97%	0.50%	1.12%	7.00%	16,819	13%
Class P
2024	$10.39	$0.24	$1.05	$1.29	$–	$–	$–	$11.68	0.33%	0.30%	2.10%	12.40%	$1,353	81%
2023	8.95	0.16	1.28	1.44	–	–	–	10.39	0.45%	0.30%	1.71%	16.01%	252	39%
2022	10.71	0.46	(2.22)	(1.76)	–	–	–	8.95	0.58%	0.30%	4.93%	(16.43%)	571	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.63	0.71	–	–	–	10.71	0.77%	0.30%	1.16%	7.15%	114	13%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

ESG Diversified Growth
Class I
2024	$9.75	$0.13	$1.22	$1.35	$–	$–	$–	$11.10	0.69%	0.50%	1.21%	13.88%	$17,658	66%
2023	8.28	0.15	1.32	1.47	–	–	–	9.75	0.85%	0.50%	1.64%	17.66%	13,687	34%
2022	10.11	0.12	(1.95)	(1.83)	–	–	–	8.28	0.94%	0.50%	1.34%	(18.08%)	11,210	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	–	–	–	10.11	1.23%	0.50%	4.51%	1.09%	12,772	3%
Class P
2024	$9.78	$0.18	$1.20	$1.38	$–	$–	$–	$11.16	0.49%	0.30%	1.71%	14.11%	$3,825	66%
2023	8.30	0.20	1.28	1.48	–	–	–	9.78	0.65%	0.30%	2.19%	17.90%	1,417	34%
2022	10.11	0.12	(1.93)	(1.81)	–	–	–	8.30	0.67%	0.30%	1.44%	(17.97%)	525	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	–	–	–	10.11	1.03%	0.30%	4.67%	1.12%	101	3%

PSF Avantis Balanced Allocation
Class D
2024	$16.37	$0.36	$1.54	$1.90	$–	$–	$–	$18.27	0.49%	0.43%	2.09%	11.54%	$317,152	96%
2023	14.39	0.41	1.57	1.98	–	–	–	16.37	0.49%	0.43%	2.73%	13.83%	329,904	32%
2022	16.92	0.22	(2.75)	(2.53)	–	–	–	14.39	0.48%	0.47%	1.48%	(14.99%)	323,006	128%
2021	15.04	0.21	1.67	1.88	–	–	–	16.92	0.48%	0.48%	1.28%	12.50%	394,494	16%
2020	13.42	0.19	1.43	1.62	–	–	–	15.04	0.49%	0.49%	1.44%	12.11%	310,280	11%
Class P
2024	$16.55	$0.42	$1.53	$1.95	$–	$–	$–	$18.50	0.24%	0.18%	2.35%	11.82%	$3,341	96%
2023	14.50	0.46	1.59	2.05	–	–	–	16.55	0.24%	0.18%	3.01%	14.12%	3,013	32%
2022	17.02	0.29	(2.81)	(2.52)	–	–	–	14.50	0.23%	0.22%	1.87%	(14.78%)	2,694	128%
2021	15.09	0.42	1.51	1.93	–	–	–	17.02	0.23%	0.23%	2.52%	12.78%	1,907	16%
2020	13.42	0.28	1.39	1.67	–	–	–	15.09	0.23%	0.23%	2.01%	12.40%	100	11%

Pacific Dynamix - Conservative Growth
Class I
2024	$19.84	$(0.08)	$1.77	$1.69	$–	$–	$–	$21.53	0.43%	0.38%	(0.38%)	8.54%	$463,758	19%
2023	17.76	(0.07)	2.15	2.08	–	–	–	19.84	0.43%	0.39%	(0.39%)	11.68%	491,556	19%
2022	20.74	(0.07)	(2.91)	(2.98)	–	–	–	17.76	0.43%	0.38%	(0.38%)	(14.38%)	512,069	17%
2021	19.49	(0.08)	1.33	1.25	–	–	–	20.74	0.42%	0.39%	(0.39%)	6.44%	652,973	14%
2020	17.37	(0.07)	2.19	2.12	–	–	–	19.49	0.43%	0.37%	(0.37%)	12.21%	644,310	24%
Class P
2024	$20.00	$(0.04)	$1.80	$1.76	$–	$–	$–	$21.76	0.23%	0.18%	(0.18%)	8.75%	$16,366	19%
2023	17.88	(0.04)	2.16	2.12	–	–	–	20.00	0.23%	0.19%	(0.19%)	11.91%	9,712	19%
2022	20.84	(0.03)	(2.93)	(2.96)	–	–	–	17.88	0.23%	0.18%	(0.18%)	(14.20%)	6,234	17%
2021	19.53	(0.04)	1.35	1.31	–	–	–	20.84	0.22%	0.19%	(0.19%)	6.66%	3,001	14%
2020	17.37	(0.03)	2.19	2.16	–	–	–	19.53	0.23%	0.17%	(0.17%)	12.44%	565	24%

Pacific Dynamix - Moderate Growth
Class I
2024	$27.04	$(0.11)	$3.39	$3.28	$–	$–	$–	$30.32	0.42%	0.38%	(0.38%)	12.12%	$2,453,253	15%
2023	23.51	(0.10)	3.63	3.53	–	–	–	27.04	0.42%	0.39%	(0.39%)	15.04%	2,472,290	20%
2022	27.88	(0.10)	(4.27)	(4.37)	–	–	–	23.51	0.42%	0.39%	(0.39%)	(15.69%)	2,352,022	14%
2021	25.21	(0.10)	2.77	2.67	–	–	–	27.88	0.42%	0.38%	(0.38%)	10.62%	2,961,966	13%
2020	22.00	(0.08)	3.29	3.21	–	–	–	25.21	0.42%	0.37%	(0.37%)	14.58%	2,734,225	21%
Class P
2024	$27.27	$(0.05)	$3.42	$3.37	$–	$–	$–	$30.64	0.22%	0.18%	(0.18%)	12.35%	$79,136	15%
2023	23.66	(0.05)	3.66	3.61	–	–	–	27.27	0.22%	0.19%	(0.19%)	15.27%	54,440	20%
2022	28.01	(0.05)	(4.30)	(4.35)	–	–	–	23.66	0.22%	0.19%	(0.19%)	(15.52%)	36,097	14%
2021	25.27	(0.05)	2.79	2.74	–	–	–	28.01	0.22%	0.18%	(0.18%)	10.85%	22,083	13%
2020	22.01	(0.04)	3.30	3.26	–	–	–	25.27	0.22%	0.17%	(0.17%)	14.81%	1,343	21%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Pacific Dynamix - Growth
Class I
2024	$32.14	$(0.13)	$4.60	$4.47	$–	$–	$–	$36.61	0.43%	0.38%	(0.38%)	13.90%	$1,996,743	18%
2023	27.48	(0.11)	4.77	4.66	–	–	–	32.14	0.42%	0.38%	(0.38%)	16.98%	1,908,244	25%
2022	32.98	(0.11)	(5.39)	(5.50)	–	–	–	27.48	0.42%	0.38%	(0.38%)	(16.69%)	1,697,274	11%
2021	28.85	(0.12)	4.25	4.13	–	–	–	32.98	0.42%	0.38%	(0.38%)	14.33%	1,830,704	9%
2020	24.91	(0.09)	4.03	3.94	–	–	–	28.85	0.42%	0.37%	(0.37%)	15.79%	1,267,281	19%
Class P
2024	$32.41	$(0.06)	$4.64	$4.58	$–	$–	$–	$36.99	0.23%	0.18%	(0.18%)	14.12%	$82,627	18%
2023	27.65	(0.06)	4.82	4.76	–	–	–	32.41	0.22%	0.18%	(0.18%)	17.22%	49,323	25%
2022	33.13	(0.05)	(5.43)	(5.48)	–	–	–	27.65	0.22%	0.18%	(0.18%)	(16.52%)	26,474	11%
2021	28.91	(0.06)	4.28	4.22	–	–	–	33.13	0.22%	0.18%	(0.18%)	14.57%	17,616	9%
2020	24.92	(0.04)	4.03	3.99	–	–	–	28.91	0.22%	0.17%	(0.17%)	16.02%	3,086	19%

Pacific Dynamix - Aggressive Growth
Class I
04/30/2024 - 12/31/2024	$10.00	$(0.03)	$1.20	$1.17	$–	$–	$–	$11.17	1.92%	0.39%	(0.40%)	11.69%	$4,252	81%
Class P
04/30/2024 - 12/31/2024	$10.00	$(0.01)	$1.20	$1.19	$–	$–	$–	$11.19	1.72%	0.19%	(0.20%)	11.87%	$2,113	81%

Portfolio Optimization Conservative
Class I
2024	$14.44	$(0.05)	$0.97	$0.92	$–	$–	$–	$15.36	0.33%	0.33%	(0.33%)	6.38%	$970,971	35%
2023	13.22	(0.04)	1.26	1.22	–	–	–	14.44	0.32%	0.32%	(0.32%)	9.22%	1,074,844	23%
2022	15.32	(0.04)	(2.06)	(2.10)	–	–	–	13.22	0.32%	0.32%	(0.32%)	(13.67%)	1,166,154	25%
2021	14.99	(0.05)	0.38	0.33	–	–	–	15.32	0.32%	0.32%	(0.32%)	2.20%	1,496,201	12%
2020	13.89	(0.04)	1.14	1.10	–	–	–	14.99	0.32%	0.32%	(0.32%)	7.88%	1,677,166	47%
Class P
2024	$14.57	$(0.02)	$0.98	$0.96	$–	$–	$–	$15.53	0.12%	0.12%	(0.12%)	6.59%	$196	35%
2023	13.31	(0.02)	1.28	1.26	–	–	–	14.57	0.12%	0.12%	(0.12%)	9.44%	184	23%
2022	15.38	(0.02)	(2.05)	(2.07)	–	–	–	13.31	0.12%	0.12%	(0.12%)	(13.49%)	208	25%
2021	15.02	(0.02)	0.38	0.36	–	–	–	15.38	0.12%	0.12%	(0.12%)	2.41%	231	12%
2020	13.90	(0.02)	1.14	1.12	–	–	–	15.02	0.12%	0.12%	(0.12%)	8.10%	178	47%

Portfolio Optimization Moderate-Conservative
Class I
2024	$16.81	$(0.06)	$1.47	$1.41	$–	$–	$–	$18.22	0.32%	0.32%	(0.32%)	8.41%	$1,447,761	36%
2023	15.14	(0.05)	1.72	1.67	–	–	–	16.81	0.32%	0.32%	(0.32%)	11.06%	1,569,692	27%
2022	17.79	(0.05)	(2.60)	(2.65)	–	–	–	15.14	0.32%	0.32%	(0.32%)	(14.90%)	1,650,281	20%
2021	16.73	(0.05)	1.11	1.06	–	–	–	17.79	0.32%	0.32%	(0.32%)	6.28%	2,226,011	14%
2020	15.22	(0.05)	1.56	1.51	–	–	–	16.73	0.32%	0.32%	(0.32%)	9.97%	2,366,379	29%
Class P
2024	$16.95	$(0.02)	$1.48	$1.46	$–	$–	$–	$18.41	0.12%	0.12%	(0.12%)	8.63%	$535	36%
2023	15.23	(0.02)	1.74	1.72	–	–	–	16.95	0.12%	0.12%	(0.12%)	11.28%	468	27%
2022	17.86	(0.02)	(2.61)	(2.63)	–	–	–	15.23	0.12%	0.12%	(0.12%)	(14.73%)	277	20%
2021	16.77	(0.02)	1.11	1.09	–	–	–	17.86	0.12%	0.12%	(0.12%)	6.49%	312	14%
2020	15.22	(0.02)	1.57	1.55	–	–	–	16.77	0.12%	0.12%	(0.12%)	10.19%	292	29%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

Portfolio Optimization Moderate
Class I
2024	$19.28	$(0.07)	$2.23	$2.16	$–	$–	$–	$21.44	0.32%	0.32%	(0.32%)	11.21%	$6,662,848	41%
2023	16.93	(0.06)	2.41	2.35	–	–	–	19.28	0.32%	0.32%	(0.32%)	13.88%	7,011,415	30%
2022	20.08	(0.06)	(3.09)	(3.15)	–	–	–	16.93	0.32%	0.32%	(0.32%)	(15.72%)	7,068,997	19%
2021	18.40	(0.06)	1.74	1.68	–	–	–	20.08	0.31%	0.31%	(0.31%)	9.18%	9,507,628	13%
2020	16.45	(0.05)	2.00	1.95	–	–	–	18.40	0.32%	0.32%	(0.32%)	11.83%	9,839,706	23%
Class P
2024	$19.44	$(0.03)	$2.25	$2.22	$–	$–	$–	$21.66	0.12%	0.12%	(0.12%)	11.43%	$2,232	41%
2023	17.04	(0.02)	2.42	2.40	–	–	–	19.44	0.12%	0.12%	(0.12%)	14.10%	2,046	30%
2022	20.17	(0.02)	(3.11)	(3.13)	–	–	–	17.04	0.12%	0.12%	(0.12%)	(15.55%)	1,606	19%
2021	18.44	(0.02)	1.75	1.73	–	–	–	20.17	0.11%	0.11%	(0.11%)	9.40%	1,720	13%
2020	16.46	(0.02)	2.00	1.98	–	–	–	18.44	0.12%	0.12%	(0.12%)	12.05%	1,410	23%

Portfolio Optimization Growth
Class I
2024	$21.51	$(0.07)	$2.51	$2.44	$–	$–	$–	$23.95	0.32%	0.32%	(0.32%)	11.36%	$6,305,263	50%
2023	18.79	(0.06)	2.78	2.72	–	–	–	21.51	0.32%	0.32%	(0.32%)	14.45%	6,561,007	28%
2022	22.61	(0.06)	(3.76)	(3.82)	–	–	–	18.79	0.32%	0.32%	(0.32%)	(16.88%)	6,482,637	16%
2021	19.99	(0.07)	2.69	2.62	–	–	–	22.61	0.31%	0.31%	(0.31%)	13.12%	8,689,159	15%
2020	17.73	(0.06)	2.32	2.26	–	–	–	19.99	0.32%	0.32%	(0.32%)	12.72%	8,618,177	20%
Class P
2024	$21.69	$(0.03)	$2.54	$2.51	$–	$–	$–	$24.20	0.12%	0.12%	(0.12%)	11.58%	$5,835	50%
2023	18.91	(0.02)	2.80	2.78	–	–	–	21.69	0.12%	0.12%	(0.12%)	14.68%	4,709	28%
2022	22.71	(0.02)	(3.78)	(3.80)	–	–	–	18.91	0.12%	0.12%	(0.12%)	(16.71%)	3,356	16%
2021	20.03	(0.02)	2.70	2.68	–	–	–	22.71	0.11%	0.11%	(0.11%)	13.34%	3,218	15%
2020	17.74	(0.02)	2.31	2.29	–	–	–	20.03	0.12%	0.12%	(0.12%)	12.95%	1,990	20%

Portfolio Optimization Aggressive-Growth
Class I
2024	$22.86	$(0.08)	$2.90	$2.82	$–	$–	$–	$25.68	0.33%	0.33%	(0.33%)	12.37%	$1,588,420	54%
2023	19.71	(0.07)	3.22	3.15	–	–	–	22.86	0.32%	0.32%	(0.32%)	15.96%	1,601,321	34%
2022	23.89	(0.07)	(4.11)	(4.18)	–	–	–	19.71	0.32%	0.32%	(0.32%)	(17.51%)	1,536,560	16%
2021	20.65	(0.07)	3.31	3.24	–	–	–	23.89	0.32%	0.32%	(0.32%)	15.68%	2,039,105	16%
2020	18.37	(0.06)	2.34	2.28	–	–	–	20.65	0.32%	0.32%	(0.32%)	12.46%	1,962,163	19%
Class P
2024	$23.05	$(0.03)	$2.93	$2.90	$–	$–	$–	$25.95	0.13%	0.13%	(0.13%)	12.59%	$5,001	54%
2023	19.84	(0.03)	3.24	3.21	–	–	–	23.05	0.13%	0.13%	(0.13%)	16.19%	3,437	34%
2022	24.00	(0.02)	(4.14)	(4.16)	–	–	–	19.84	0.12%	0.12%	(0.12%)	(17.34%)	2,422	16%
2021	20.70	(0.03)	3.33	3.30	–	–	–	24.00	0.12%	0.12%	(0.12%)	15.92%	1,176	16%
2020	18.37	(0.02)	2.35	2.33	–	–	–	20.70	0.12%	0.12%	(0.12%)	12.68%	579	19%

PD 1-3 Year Corporate Bond
Class P
2024	$11.55	$0.55	$0.01	$0.56	$–	$–	$–	$12.11	0.26%	0.26%	4.73%	4.91%	$130,904	95%
2023	10.97	0.47	0.11	0.58	–	–	–	11.55	0.21%	0.21%	4.16%	5.21%	295,479	92%
2022	11.35	0.16	(0.54)	(0.38)	–	–	–	10.97	0.23%	0.23%	1.44%	(3.32%)	168,632	59%
2021	11.39	0.11	(0.15)	(0.04)	–	–	–	11.35	0.22%	0.22%	1.00%	(0.37%)	232,788	49%
2020	11.07	0.23	0.09	0.32	–	–	–	11.39	0.22%	0.22%	2.02%	2.94%	219,296	78%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

PD Aggregate Bond Index
Class P
2024	$12.75	$0.43	$(0.29)	$0.14	$–	$–	$–	$12.89	0.20%	0.20%	3.32%	1.13%	$1,110,188	45%
2023	12.10	0.36	0.29	0.65	–	–	–	12.75	0.20%	0.20%	2.91%	5.36%	1,189,459	49%
2022	13.95	0.27	(2.12)	(1.85)	–	–	–	12.10	0.20%	0.20%	2.15%	(13.28%)	1,026,476	64%
2021	14.21	0.22	(0.48)	(0.26)	–	–	–	13.95	0.19%	0.19%	1.58%	(1.84%)	1,159,626	95%
2020	13.26	0.28	0.67	0.95	–	–	–	14.21	0.19%	0.19%	2.02%	7.15%	995,115	86%

PD High Yield Bond Market
Class P
2024	$19.23	$1.37	$0.21	$1.58	$–	$–	$–	$20.81	0.28%	0.28%	6.85%	8.25%	$267,052	28%
2023	16.94	1.17	1.12	2.29	–	–	–	19.23	0.27%	0.27%	6.56%	13.48%	181,980	33%
2022	19.04	1.03	(3.13)	(2.10)	–	–	–	16.94	0.23%	0.23%	5.88%	(11.00%)	362,279	21%
2021	18.12	0.97	(0.05)	0.92	–	–	–	19.04	0.22%	0.22%	5.22%	5.07%	544,501	25%
2020	16.98	0.96	0.18	1.14	–	–	–	18.12	0.23%	0.23%	5.76%	6.71%	454,951	32%

PD Large-Cap Growth Index
Class P
2024	$82.90	$0.51	$26.95	$27.46	$–	$–	$–	$110.36	0.17%	0.17%	0.53%	33.13%	$1,193,546	28%
2023	58.16	0.56	24.18	24.74	–	–	–	82.90	0.17%	0.17%	0.79%	42.53%	1,012,656	27%
2022	82.21	0.53	(24.58)	(24.05)	–	–	–	58.16	0.16%	0.16%	0.82%	(29.25%)	839,002	25%
2021	64.56	0.41	17.24	17.65	–	–	–	82.21	0.17%	0.17%	0.57%	27.34%	751,236	21%
2020	46.71	0.44	17.41	17.85	–	–	–	64.56	0.17%	0.17%	0.84%	38.22%	832,075	28%

PD Large-Cap Value Index
Class P
2024	$44.53	$0.98	$5.35	$6.33	$–	$–	$–	$50.86	0.17%	0.17%	2.01%	14.20%	$1,058,167	29%
2023	40.01	0.92	3.60	4.52	–	–	–	44.53	0.17%	0.17%	2.24%	11.31%	1,003,577	27%
2022	43.38	0.84	(4.21)	(3.37)	–	–	–	40.01	0.16%	0.16%	2.09%	(7.77%)	877,967	20%
2021	34.69	0.75	7.94	8.69	–	–	–	43.38	0.17%	0.17%	1.87%	25.03%	805,209	24%
2020	33.65	0.74	0.30	1.04	–	–	–	34.69	0.17%	0.17%	2.48%	3.10%	788,962	47%

PD Mid-Cap Index
Class P
2024	$13.28	$0.20	$1.81	$2.01	$–	$–	$–	$15.29	0.19%	0.19%	1.42%	15.12%	$293,117	21%
2023	11.36	0.19	1.73	1.92	–	–	–	13.28	0.19%	0.19%	1.59%	16.95%	349,673	21%
2022	13.76	0.18	(2.58)	(2.40)	–	–	–	11.36	0.18%	0.18%	1.51%	(17.45%)	409,399	24%
2021	11.24	0.15	2.37	2.52	–	–	–	13.76	0.17%	0.17%	1.18%	22.37%	619,835	19%
10/23/2020 - 12/31/2020	10.00	0.04	1.20	1.24	–	–	–	11.24	0.21%	0.21%	2.05%	12.44%	401,976	2%

PD Small-Cap Growth Index
Class P
2024	$41.09	$0.19	$5.89	$6.08	$–	$–	$–	$47.17	0.24%	0.24%	0.43%	14.80%	$91,621	57%
2023	34.75	0.21	6.13	6.34	–	–	–	41.09	0.25%	0.25%	0.55%	18.25%	72,109	62%
2022	47.25	0.17	(12.67)	(12.50)	–	–	–	34.75	0.24%	0.24%	0.44%	(26.46%)	68,018	60%
2021	45.98	0.18	1.09	1.27	–	–	–	47.25	0.22%	0.22%	0.38%	2.76%	150,530	65%
2020	34.13	0.13	11.72	11.85	–	–	–	45.98	0.25%	0.25%	0.39%	34.71%	54,165	60%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized andUnrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value,End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4),(5)	Net Investment Income (Loss) (4),(5)	Total Returns (6)	Net Assets, End of Year or Period(in thousands)	Portfolio Turnover Rates

PD Small-Cap Value Index
Class P
2024	$35.45	$0.84	$1.87	$2.71	$–	$–	$–	$38.16	0.23%	0.23%	2.27%	7.64%	$153,136	39%
2023	31.05	0.73	3.67	4.40	–	–	–	35.45	0.23%	0.23%	2.29%	14.19%	88,559	35%
2022	36.44	0.64	(6.03)	(5.39)	–	–	–	31.05	0.21%	0.21%	1.94%	(14.81%)	137,032	42%
2021	28.49	0.61	7.34	7.95	–	–	–	36.44	0.21%	0.21%	1.71%	27.90%	222,503	56%
2020	27.16	0.43	0.90	1.33	–	–	–	28.49	0.26%	0.26%	1.94%	4.92%	47,350	76%

PD Emerging Markets Index
Class P
2024	$17.67	$0.34	$0.80	$1.14	$–	$–	$–	$18.81	1.08%	0.77%	1.82%	6.47%	$80,525	40%
2023	16.24	0.44	0.99	1.43	–	–	–	17.67	0.76%	0.48%	2.59%	8.80%	98,722	37%
2022	20.86	0.44	(5.06)	(4.62)	–	–	–	16.24	0.79%	0.53%	2.41%	(22.16%)	103,510	32%
2021	21.15	0.41	(0.70)	(0.29)	–	–	–	20.86	0.59%	0.43%	1.88%	(1.38%)	308,381	45%
2020	18.60	0.32	2.23	2.55	–	–	–	21.15	0.53%	0.53%	1.84%	13.76%	245,119	25%

PD International Large-Cap Index
Class P
2024	$25.60	$0.71	$0.42	$1.13	$–	$–	$–	$26.73	0.30%	0.24%	2.60%	4.42%	$722,238	13%
2023	21.65	0.65	3.30	3.95	–	–	–	25.60	0.29%	0.23%	2.74%	18.24%	695,217	33%
2022	24.81	0.66	(3.82)	(3.16)	–	–	–	21.65	0.28%	0.22%	3.02%	(12.73%)	639,838	6%
2021	21.72	0.64	2.45	3.09	–	–	–	24.81	0.28%	0.24%	2.67%	14.19%	695,603	57%
2020	20.06	0.41	1.25	1.66	–	–	–	21.72	0.26%	0.26%	2.24%	8.25%	613,055	11%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

(1) Per share amounts have been calculated using the average shares method.

(2) For Funds or classes that commenced operations after January 1, 2020, the first date reported represents the commencement date of operations for the Fund.

(3) No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.

(4) The ratios for periods of less than one full year are annualized.

(5) The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.

(6) Total returns for periods of less than one full year are not annualized.

(7) The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended December 31, 2024 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.65%	0.45%
Managed Bond	0.63%	0.43%
Mid-Cap Plus Bond Alpha	0.68%	0.50%

(8) Reflects an amount rounding to less than $0.01 per share or 0.01%.

See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a
Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the
Trust. As of December 31, 2024, the Trust was comprised of the following sixty-one separate funds (each individually a “Fund”, and collectively the
“Funds”):
(1) These Funds are collectively known as the “Underlying Funds”
(2) These Funds are collectively known as the “ESG Portfolios”
(3) These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4) These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5) These Funds are collectively known as the “Pacific Dynamix Underlying Funds”
The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund, except for the PSF Avantis Balanced Allocation Portfolio and the Pacific Dynamix Underlying Funds, offers both Class I and Class P shares. The PSF Avantis Balanced Allocation Portfolio offers Class D and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.
The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.
The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.
The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.
The ESG Portfolios invest their assets in a variety of eligible third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S.
and foreign equity and debt instruments. The ESG Underlying Funds are offered by Aristotle Investment Services, LLC, BlackRock Advisors, LLC,
Bond Plus Portfolio (1) Mid-Cap Value Portfolio (1) Pacific Dynamix — Conservative Growth
Portfolio (3)
Core Income Portfolio (1) QQQ
®
Plus Bond Alpha Portfolio (1) Pacific Dynamix — Moderate Growth
Portfolio (3)
Diversified Bond Portfolio (1) Small-Cap Equity Portfolio (1) Pacific Dynamix — Growth Portfolio (3)
Floating Rate Income Portfolio (1) Small-Cap Growth Portfolio (1) Pacific Dynamix — Aggressive Growth
Portfolio (3)
High Yield Bond Portfolio (1) Small-Cap Index Portfolio (1) Portfolio Optimization Conservative
Portfolio (4)
Inflation Managed Portfolio (1) Small-Cap Plus Bond Alpha Portfolio (1) Portfolio Optimization Moderate-Conservative
Portfolio (4)
Intermediate Bond Portfolio (1) Small-Cap Value Portfolio (1) Portfolio Optimization Moderate Portfolio (4)
Managed Bond Portfolio (1) Value Portfolio (1) Portfolio Optimization Growth Portfolio (4)
Short Duration Bond Portfolio (1) Value Advantage Portfolio (1) Portfolio Optimization Aggressive-Growth
Portfolio (4)
Emerging Markets Debt Portfolio (1) Emerging Markets Portfolio (1) PD 1-3 Year Corporate Bond Portfolio (5)
Dividend Growth Portfolio (1) International Equity Plus Bond Alpha
Portfolio (1)
PD Aggregate Bond Index Portfolio (5)
Equity Index Portfolio (1) International Growth Portfolio (1) PD High Yield Bond Market Portfolio (5)
Focused Growth Portfolio (1) International Large-Cap Portfolio (1) PD Large-Cap Growth Index Portfolio (5)
Growth Portfolio (1) International Small-Cap Portfolio (1) PD Large-Cap Value Index Portfolio (5)
Hedged Equity Portfolio International Value Portfolio (1) PD Mid-Cap Index Portfolio (5)
Large-Cap Core Portfolio (1) Health Sciences Portfolio PD Small-Cap Growth Index Portfolio (5)
Large-Cap Growth Portfolio (1) Real Estate Portfolio (1) PD Small-Cap Value Index Portfolio (5)
Large-Cap Plus Bond Alpha Portfolio (1) Technology Portfolio PD Emerging Markets Index Portfolio (5)
Large-Cap Value Portfolio (1) ESG Diversified Portfolio (2) PD International Large-Cap Index Portfolio (5)
Mid-Cap Growth Portfolio (1) ESG Diversified Growth Portfolio (2)
Mid-Cap Plus Bond Alpha Portfolio (formerly
named Mid-Cap Equity Portfolio) (1)
PSF Avantis Balanced Allocation Portfolio

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Calvert Research and Management, Dimensional Fund Advisors LP, and Fidelity Management & Research Company LLC (the “ESG Underlying
Fund Managers”), and are not funds of the Trust. The ESG Underlying Fund Managers are not affiliated with the Trust, the ESG Portfolios, the
Distributor or the Investment Adviser.
The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The
Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division
Avantis Investors, and The Vanguard Group, Inc., and are not funds of the Trust. American Century Investment Management, Inc., Avantis Investors,
and The Vanguard Group, Inc. are not affiliated with the Trust, the PSF Avantis Balanced Allocation Portfolio, the Distributor or the Investment
Adviser.
Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance
Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available. Not all share classes are available for each Fund.
QQQ is a registered trademark of Nasdaq, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.
A. INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. These tax refund payments are reflected as Foreign taxes reclaimed in the Statements of Operations. A Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statements of Operations as Professional fees, if any. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.
B. DISTRIBUTIONS TO SHAREHOLDERS
Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the fiscal year ended
December 31, 2024.
C. FOREIGN CURRENCY TRANSLATION
The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day.
Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.
None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.
1. ORGANIZATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund
(such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
E. OFFERING COSTS
A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the
Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
F. REGULATORY UPDATES
On October 26, 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted rule and form amendments to require mutual funds and
ETFs to provide shareholders with concise and visually engaging streamlined annual and semi-annual reports (“Tailored Shareholder Reports”).
Tailored Shareholder Reports highlight key information and are provided to shareholders for each share class of each Fund they own. Other detailed information that currently appears in the financial statements and financial highlights, is available online, delivered to shareholders free of charge upon request, and filed on a semiannual basis with the SEC. The rule and form amendments had a compliance date of July 24, 2024, and thus
Tailored Shareholder Reports have been prepared for the Funds for this reporting fiscal year ended December 31, 2024.
G. NEW ACCOUNTING PRONOUNCEMENTS
The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The Senior Vice President of the Trust and PLFA acts as the Trust’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each
Fund. The CODM has concluded that each Fund operates as a single operating segment based on the fact that each Fund has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance. The CODM takes into account net assets, and types of investment securities held, consistent with that presented within the accompanying financial statements to assist in making resource allocation decisions. Segment net assets are reported on the Statements of Assets and Liabilities and significant segment expenses are reported on the
Statements of Operations.
3. VALUATION AND FAIR VALUE MEASUREMENTS
A. VALUATION POLICY
The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
B. DETERMINATION OF NET ASSET VALUE (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its
NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr.
Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The
NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
C. INVESTMENT VALUATION
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
Domestic Equity Investments
For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE.
Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments
For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments.
This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements
Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Over-the-Counter (“OTC”) Investments
OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.
Domestic and Foreign Debt Investments
Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds and Variable Insurance Trusts
Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.
Investment Values Determined by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the
Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
B. DETERMINATION OF NET ASSET VALUE (“NAV”) (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer
(“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of December 31, 2024, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type,
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
C. INVESTMENT VALUATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of
Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the fiscal year ended December 31, 2024 are summarized in the following table:
4. INVESTMENTS AND RISKS
Cash
U.S. dollar denominated cash represents cash deposits held at major financial institutions and is subject to credit risk to the extent each Fund's balance exceeds the federally insured limits. The Funds did not experience any losses during the period.
General Investment Risk
An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.
A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Floating Rate Income $ 268,557 $ 270,240 $ 1,683
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Natural Disasters Risk
Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
Fund of Funds Investments
The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective.
Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.
The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.
The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the
ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or ESG Underlying
Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the
ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.
The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation
Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.
Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.
Equity Investments
Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
Debt Investments
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
Foreign and Emerging Markets Investments
Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.
The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight
Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and
the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU have experienced financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets.
On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions, and there could be significant risks and uncertainties related to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
The armed conflict between Israel and Hamas-led Palestinian militant groups that began in October 2023 has led to a significant military escalation which could have a severe adverse effect in that region. This conflict may also impact both global financial markets as well as a Fund’s investments and operations in countries located in the Middle East. Although it is not possible to predict the extent and duration of this military action, and the impact that it may have on a Fund, such events could negatively impact the value of a Fund’s investment.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Senior Loan Participations and Assignments
Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities
Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters
Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2024, no participation interest in Senior Loans was held by any of the Funds.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S.
Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.
U.S. Government Securities
Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie
Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan
Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates
(“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
When-Issued Securities
Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
Delayed-Delivery Transactions Risk
Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated.
When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its
NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy.
Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold.
The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.
In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.
Borrowings and Other Financing Transactions
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940
Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.
Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense.
In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.
Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.
A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the
Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing.
The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.
The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.
Collateral Risk
If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.
Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
B. DERIVATIVE INVESTMENTS
In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond, Inflation Managed, and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used futures contracts to manage duration and interest rate risk. The
Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap Index, PD
Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios
utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The PD Emerging Markets Index Portfolio and the PD International
Large-Cap Index Portfolio utilized futures to equitize cash flows. The Hedged Equity Portfolio and the Large-Cap Core Portfolio held futures to gain targeted equity exposure from cash positions. The Mid-Cap Plus Bond Alpha Portfolio used futures contracts to manage duration and interest rate risk, and as a part of its investment strategy. The Bond Plus, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha
and International Equity Plus Bond Alpha Portfolios used futures to manage duration and interest rate risk and futures on indices as a part of their investment strategies.
Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated
strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated
strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.
A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
During the reporting period, the following Funds entered into option contracts for the following reasons: The Inflation Managed and Managed
Bond Portfolios sold/wrote options and swaptions on futures, currencies, bond indices, and swaps, and also purchased options on futures, bond indices, currencies, and swaps as a means of capitalizing on anticipated changes in market volatility or to generate income. The Inflation Managed
Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
market volatility and to generate income. The Hedged Equity Portfolio purchased and sold options on indices for hedging purposes and to manage risk. The Short Duration Bond Portfolio used options to manage risk.
Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A
Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part of the investment strategy for these Funds. The
Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The
Mid-Cap Plus Bond Alpha and Health Sciences Portfolios used Forward Contracts to hedge against currency fluctuations.
Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the
OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.
Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Inflation Managed and
Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.
Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection)
to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to
Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2024 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Managed Bond
Portfolio bought and sold credit protection through credit default swaps to obtain and manage exposure to the credit risk of individual securities or to the broader markets sectors through the use of credit default swaps on credit indices. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads, credit indices, and for hedging purposes. The Short Duration Bond and Mid-Cap Plus
Bond Alpha Portfolios entered into credit default swaps for hedging purposes.
Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality) . A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.
During the reporting period, the following Funds entered into total return swap agreements for the following reasons: The Inflation Managed
Portfolio used total return swaps to hedge duration. The Mid-Cap Plus Bond Alpha Portfolio used total return swap agreements to gain passive exposure to the U.S. mid-capitalization market and as part of its investment strategy. The Emerging Markets Debt Portfolio used Total Return Swaps to gain exposure to local markets, especially Egypt, Nigeria, and Zambia. The Bond Plus, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha,
Small-Cap Plus Bond Alpha and International Equity Plus Bond Alpha Portfolios used total return swaps on indices as a part of their investment strategies.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the
Statements of Assets and Liabilities.
The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of December 31, 2024:
Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type Asset Derivative Investments Liabilities Derivative Investments
Credit contracts
Equity contracts
Interest rate contracts
Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on futures contracts
Swap premiums received
Swap agreements depreciation
Foreign currency contracts Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Forward foreign currency contracts appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on swap agreements
Swap premiums received
Swap agreements depreciation
Forward foreign currency contracts depreciation
Asset Derivative Investments, Value
Portfolio
Total Value at
December 31, 2024
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 218,034 $ – $ – $ – $ 218,034
Diversified Bond 2,952,328 – – – 2,952,328
Inflation Managed 6,831,012 – – 998,440 5,832,572
Managed Bond 20,209,203 777,507 – 5,235,281 14,196,415
Short Duration Bond 1,051,555 – – – 1,051,555
Emerging Markets Debt 3,824,475 7,028 – 1,051,011 2,766,436
Hedged Equity 4,900,500 – 4,900,500 – –
Large-Cap Plus Bond Alpha 972,168 – – – 972,168
Mid-Cap Plus Bond Alpha 273,585 – – – 273,585
QQQ Plus Bond Alpha 215,596 – – – 215,596
Small-Cap Plus Bond Alpha 95,042 – – – 95,042
Value 659,379 – – 659,379 –
International Equity Plus Bond Alpha 255,906 – – – 255,906
Liability Derivative Investments, Value
Portfolio
Total Value at
December 31, 2024
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 2,667,300 ) $ – $ – $ – ( $ 2,667,300 )
Diversified Bond (6,074,284) – – – (6,074,284)
Inflation Managed (6,376,102) – – (212,265) (6,163,837)
Managed Bond (7,956,909) (28,262) – (1,897,284) (6,031,363)
Short Duration Bond (102,076) – – – (102,076)
Emerging Markets Debt (4,234,741) (27,563) – (551,040) (3,656,138)
Equity Index (1,873,348) – (1,873,348) – –
Hedged Equity (5,188,065) – (5,188,065) – –
Large-Cap Plus Bond Alpha (27,942,469) – (27,942,469) – –
Mid-Cap Plus Bond Alpha (27,216,594) – (27,216,594) – –
QQQ Plus Bond Alpha (11,030,140) – (11,030,140) – –
Small-Cap Equity (75,234) – (75,234) – –
Small-Cap Index (422,329) – (422,329) – –
Small-Cap Plus Bond Alpha (5,700,148) – (5,700,148) – –
International Equity Plus Bond Alpha (6,337,530) – (6,337,530) – –
PD Large-Cap Growth Index (224,953) – (224,953) – –
PD Large-Cap Value Index (352,680) – (352,680) – –
PD Mid-Cap Index (104,884) – (104,884) – –
PD Small-Cap Growth Index (15,537) – (15,537) – –
PD Small-Cap Value Index (5,906) – (5,906) – –
PD Emerging Markets Index (56,037) – (56,037) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:
The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the fiscal year ended December
31, 2024:
Liability Derivative Investments, Value
Portfolio
Total Value at
December 31, 2024
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
PD International Large-Cap Index ( $ 230,964 ) $ – ( $ 230,964 ) $ – $ –
Derivative Investments Risk Type Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts
Equity contracts
Interest rate contracts
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 1,550,398 ) $ – $ – $ – ( $ 1,550,398 )
Diversified Bond 246,165 – – – 246,165
Inflation Managed 6,864,606 – – 3,103,669 3,760,937
Managed Bond 5,814,812 1,214,603 – 6,578,294 (1,978,085)
Short Duration Bond (2,794,254) 174,834 – – (2,969,088)
Emerging Markets Debt 301,831 (2,408,783) – (298,172) 3,008,786
Equity Index 10,231,749 – 10,231,749 – –
Hedged Equity (15,299,546) – (15,299,546) – –
Large-Cap Core 731,576 – 731,576 – –
Large-Cap Plus Bond Alpha 373,616 – 334,199 – 39,417
Mid-Cap Plus Bond Alpha 152,056,491 47,456 150,801,055 4,813 1,203,167
QQQ Plus Bond Alpha 8,351,740 – 8,311,312 – 40,428
Small-Cap Equity 33,757 – 33,757 – –
Small-Cap Index 872,231 – 872,231 – –
Small-Cap Plus Bond Alpha 636,255 – 603,516 – 32,739
Value 1,925,571 – – 1,925,571 –
Emerging Markets (354,780) – (354,780) – –
International Equity Plus Bond Alpha (4,603,459) – (4,636,158) – 32,699
International Small-Cap (10,725) – (10,725) – –
International Value 116,892 – 116,892 – –
Health Sciences (39,956) – – (39,956) –
PD Large-Cap Growth Index 824,370 – 824,370 – –
PD Large-Cap Value Index 1,183,252 – 1,183,252 – –
PD Mid-Cap Index 392,230 – 392,230 – –
PD Small-Cap Growth Index 81,597 – 81,597 – –
PD Small-Cap Value Index 99,976 – 99,976 – –
PD Emerging Markets Index 659,853 – 659,853 – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.
Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
PD International Large-Cap Index $ 720,546 $ – $ 720,546 $ – $ –
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 2,449,266 ) $ – $ – $ – ( $ 2,449,266 )
Diversified Bond (12,688,537) – – – (12,688,537)
Inflation Managed 387,985 – – 1,549,834 (1,161,849)
Managed Bond 25,378,582 141,698 – 3,904,814 21,332,070
Short Duration Bond 884,465 – – – 884,465
Emerging Markets Debt (69,863) 728,415 – 976,620 (1,774,898)
Equity Index (2,827,254) – (2,827,254) – –
Hedged Equity (369,446) – (369,446) – –
Large-Cap Plus Bond Alpha (26,970,301) – (27,942,469) – 972,168
Mid-Cap Plus Bond Alpha (95,443,216) – (99,449,270) – 4,006,054
QQQ Plus Bond Alpha (10,814,544) – (11,030,140) – 215,596
Small-Cap Equity (85,333) – (85,333) – –
Small-Cap Index (742,937) – (742,937) – –
Small-Cap Plus Bond Alpha (5,605,106) – (5,700,148) – 95,042
Value 1,412,347 – – 1,412,347 –
International Equity Plus Bond Alpha (6,081,624) – (6,337,530) – 255,906
Health Sciences 125,292 – – 125,292 –
PD Large-Cap Growth Index (286,284) – (286,284) – –
PD Large-Cap Value Index (412,603) – (412,603) – –
PD Mid-Cap Index (243,734) – (243,734) – –
PD Small-Cap Growth Index (22,729) – (22,729) – –
PD Small-Cap Value Index (13,587) – (13,587) – –
PD Emerging Markets Index (104,593) – (104,593) – –
PD International Large-Cap Index (448,383) – (448,383) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the fiscal year ended December 31, 2024:
In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the fiscal year ended December 31, 2024.
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS
Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International
Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities
Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties.
These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master
Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master
Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the
Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury
Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of
Average Positions and Values of Derivative Investments by Derivative Type
Futures Contracts Forward Contracts Options Contracts Swap Agreements
Portfolio
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Bond Plus 2 $ 218,034 – $ – – $ – 2 ( $ 2,667,300 )
Diversified Bond 6 1,924,997 – – – – – –
Inflation Managed 16 (792,432) 23 245,930 8 (558,810) 66 1,376,743
Managed Bond 10 (2,776,925) 91 1,305,732 49 384,116 71 2,508,076
Short Duration Bond 5 179,869 – – – – 1 3,703
Emerging Markets Debt 3 56,394 18 256,223 – – 21 125,180
Equity Index 1 186,601 – – – – – –
Hedged Equity 1 (22,877) – – 3 58,560 – –
Large-Cap Plus Bond Alpha 3 (288,055) – – – – 3 (26,682,246)
Mid-Cap Plus Bond Alpha 5 (1,111,102) 1 6,007 – – 5 23,708,516
QQQ Plus Bond Alpha 3 (269,954) – – – – 4 (10,544,590)
Small-Cap Equity 1 (7,344) – – – – – –
Small-Cap Index 1 71,067 – – – – – –
Small-Cap Plus Bond Alpha 3 (217,843) – – – – 3 (5,387,263)
Value – – 7 54,003 – – – –
International Equity Plus Bond
Alpha 3 (125,018) – – – – 3 (5,956,606)
Health Sciences – – 1 (25,058) – – – –
PD Large-Cap Growth Index 2 5,163 – – – – – –
PD Large-Cap Value Index 2 (2,303) – – – – – –
PD Mid-Cap Index 2 36,888 – – – – – –
PD Small-Cap Growth Index 1 2,906 – – – – – –
PD Small-Cap Value Index 1 6,099 – – – – – –
PD Emerging Markets Index 1 12,067 – – – – – –
PD International Large-Cap Index 2 51,571 – – – – – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.
The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements
(or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of December 31, 2024:
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of December 31, 2024.
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS
Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each
Fund. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF Avantis Balanced Allocation, and ESG Portfolios. PLFA along with Fidelity
Diversifying Solutions LLC manages the Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha, and International Equity Plus Bond Alpha Portfolios. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for the other Funds of the Trust. PLFA, as Investment Adviser to each Fund, pays related management fees to these sub-advisers as compensation for their sub-advisory services. As of December 31, 2024, the investment
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Description
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net
Amount
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net
Amount
Assets Liabilities
Bond Plus
Swap agreements $ – $ – $ – $ – ( $ 2,667,300 ) $ – $ 2,532,423 ( $ 134,877 )
Inflation Managed
Forward foreign currency contracts 998,440 (100,910) (520,000) 377,530 (212,265) 100,910 93,508 (17,847)
Option contracts – – – – (375,951) – 353,717 (22,234)
Reverse repurchase agreements – – – – (8,782,364) – 8,769,612 (12,752)
Swap agreements – – – – (1,257,833) – 1,240,897 (16,936)
Sale-buyback financing transactions – – – – (247,234,626) 246,214,779 – (1,019,847)
Managed Bond
Forward foreign currency contracts 5,080,059 (1,438,214) (2,512,385) 1,129,460 (1,897,284) 1,438,214 353,453 (105,617)
Option contracts 348,187 (229,042) (74,742) 44,403 (407,434) 229,042 23,348 (155,044)
Swap agreements 388,180 – (135,981) 252,199 (28,262) – – (28,262)
Sale-buyback financing transactions – – – – (127,913,246) 121,810,583 3,737,546 (2,365,117)
Emerging Markets Debt
Forward foreign currency contracts 1,051,011 (458,141) – 592,870 (551,040) 458,141 – (92,899)
Swap agreements 334,799 (65,476) – 269,323 (65,476) 65,476 – –
Large-Cap Plus Bond Alpha
Swap agreements – – – – (26,682,246) – 16,708,038 (9,974,208)
Mid-Cap Plus Bond Alpha
Swap agreements – – – – (26,417,945) – 20,959,886 (5,458,059)
QQQ Plus Bond Alpha
Swap agreements – – – – (10,544,590) – 8,976,492 (1,568,098)
Small-Cap Plus Bond Alpha
Swap agreements – – – – (5,387,263) – 5,387,263 –
Value
Forward foreign currency contracts 659,379 – – 659,379 – – – –
International Equity Plus Bond Alpha
Swap agreements – – – – (5,956,606) – 5,404,180 (552,426)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, any advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
Bond Plus 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Core Income 0.50% on first $4 billion
0.48% on excess
Aristotle Pacific Capital, LLC
Diversified Bond 0.40% on first $4 billion
0.38% on excess
Loomis, Sayles & Company, L.P.
Floating Rate Income 0.65% on first $1 billion
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Aristotle Pacific Capital, LLC
High Yield Bond 0.40% on first $4 billion
0.38% on excess
Aristotle Pacific Capital, LLC
Inflation Managed 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Intermediate Bond 0.40% on first $4 billion
0.38% on excess
J.P. Morgan Investment
Management Inc.
Managed Bond 0.40% on first $4 billion
0.38% on excess
0.015% Pacific Investment Management
Company LLC
Short Duration Bond 0.40% on first $4 billion
0.38% on excess
T. Rowe Price Associates, Inc.
Emerging Markets Debt 0.785% on first $1 billion
0.755% on next $1 billion
0.725% on next $2 billion
0.705% on excess
0.05% Principal Global Investors, LLC
Dividend Growth 0.70% on first $100 million
0.66% on next $900 million
0.63% on next $3 billion
0.61% on excess
0.03% T. Rowe Price Associates, Inc.
Equity Index 0.05% on first $4 billion
0.03% on excess
BlackRock Investment
Management, LLC
Focused Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
Janus Henderson Investors US
LLC
Growth 0.55% on first $4 billion
0.53% on excess
MFS Investment Management,
LLC
Hedged Equity 0.60% J.P. Morgan Investment
Management Inc.
Large-Cap Core 0.45% on first $4 billion
0.43% on excess
J.P. Morgan Investment
Management Inc.
Large-Cap Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.08% FIAM LLC
Large-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
Large-Cap Value 0.65% on first $100 million
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
ClearBridge Investments, LLC
Mid-Cap Growth 0.70% on first $4 billion
0.68% on excess
0.025% Delaware Investments Fund
Advisers
Mid-Cap Plus Bond Alpha 0.45% (0.65% on first $4
billion and 0.63% on excess
prior to November 1, 2024)
0.05% (0.20% prior to November 1, 2024) Fidelity Diversifying Solutions LLC
(bond portion only) (BlackRock
Investment Management, LLC
prior to November 1, 2024)
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
Mid-Cap Value 0.70% on first $1 billion
0.65% on next $1 billion
0.60% on excess
Boston Partners Global Investors,
Inc.
QQQ Plus Bond Alpha 0.45% 0.09% Fidelity Diversifying Solutions LLC
(bond portion only)
Small-Cap Equity 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.10% BlackRock Investment
Management, LLC and Franklin
Mutual Advisers, LLC
(co-sub-advisers)
Small-Cap Growth 0.60% on first $4 billion
0.58% on excess
MFS Investment Management
Small-Cap Index 0.30% on first $4 billion
0.28% on excess
BlackRock Investment
Management, LLC
Small-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
Small-Cap Value 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.17% (none prior to May 1, 2024) American Century Investment
Management, Inc., through
its division Avantis Investors
(AllianceBernstein L.P. prior to
May 1, 2024)
Value 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.085% through April 30, 2026 (0 .075%
prior to November 1, 2024)
Putnam Investment Management,
LLC (American Century
Investment Management, Inc.
prior to November 1, 2024)
Value Advantage 0.66% on first $4 billion
0.64% on excess
0.02% J.P. Morgan Investment
Management Inc.
Emerging Markets 0.80% on first $4 billion
0.78% on excess
Invesco Advisers, Inc.
International Equity Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
International Growth 0.85% on first $100 million
0.75% on next $100 million
0.70% on next $300 million
0.65% on excess
ClearBridge Investments, LLC
International Large-Cap 0.85% on first $100 million
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
0.03% MFS Investment Management
International Small-Cap 0.85% on first $1 billion
0.82% on next $1 billion
0.79% on next $2 billion
0.77% on excess
0.015% FIAM LLC
International Value 0.65% on first $4 billion
0.63% on excess
Wellington Management
Company LLP
Health Sciences 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
BlackRock Investment
Management, LLC
Real Estate 0.90% on first $100 million
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
0.09% Principal Real Estate Investors,
LLC
Technology 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
0.11% (none prior to May 1, 2024) FIAM LLC (MFS Investment
Management prior to May 1,
2024)
ESG Portfolios
Pacific Dynamix Portfolios
0.20%
PSF Avantis Balanced Allocation 0.20% 0.06%
Portfolio Optimization Portfolios 0.10%
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), that was in effect through December 31,
2024, Pacific Life and PLFA provided support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the
Advisory Agreement. Under the Administration Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders.
The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D, and those
Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and
Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the
Funds of Funds and is compensated by the Trust for these services.
Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.
The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with
Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the
Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners;
advertising; and the preparation, printing and distribution of sales literature.
The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2025
(unless otherwise noted) Sub-Adviser(s)
PD 1-3 Year Corporate Bond 0.20% on first $50 million
0.19% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Aggregate Bond Index 0.16% on first $50 million
0.15% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD High Yield Bond Market 0.35% on first $50 million
0.22% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Large-Cap Growth Index
PD Large-Cap Value Index
PD Mid-Cap Index
PD Small-Cap Growth Index
PD Small-Cap Value Index
0.14% on first $300 million
0.12% on excess
BlackRock Investment
Management, LLC
PD Emerging Markets Index 0.60% on first $50 million
0.35% on excess
0.44% on first $50 million
0.18% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
PD International Large-Cap Index 0.25% on first $100 million
0.20% on excess
0.10% on first $100 million
0.05% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
7. TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES
The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life from each Fund for the fiscal year ended December 31, 2024 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of December 31, 2024 are presented in the Statements of Assets and Liabilities.
B. EXPENSE LIMITATION AGREEMENTS
To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio
Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2025 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses;
domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific
Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2025. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the fiscal year ended December 31, 2024 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of
December 31, 2024 are presented in the Statements of Assets and Liabilities.
The cumulative expense reimbursement amounts, if any, as of December 31, 2024 that are subject to recoupment by PLFA from the Funds are as follows:
During the fiscal year ended December 31, 2024, PLFA recouped $25,517 from the Hedged Equity Portfolio under the expense cap. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the fiscal year ended
December 31, 2024.
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the fiscal year ended December 31, 2024 is as follows:
Portfolio 2025 2026 2027
Bond Plus $ – $ – $ 34,478
Large-Cap Plus Bond Alpha – – 455
QQQ Plus Bond Alpha – – 15,501
Small-Cap Plus Bond Alpha – – 25,692
International Equity Plus Bond Alpha – – 26,705
ESG Diversified 50,681 36,756 11,583
ESG Diversified Growth 51,416 46,398 34,478
Pacific Dynamix - Conservative Growth 253,728 221,787 257,456
Pacific Dynamix - Moderate Growth 822,343 789,246 1,044,568
Pacific Dynamix - Growth 673,483 697,254 972,138
Pacific Dynamix - Aggressive Growth – – 44,440
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 42,888,115 $ 8,715,698 $ 32,619,505 $ 1,267,565 ( $ 472,232 ) $ 19,779,641 1,632,828

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth (continued)
PD Aggregate Bond Index Class P $ 222,041,264 $ 26,881,561 $ 40,870,780 $ 3,690,056 ( $ 870,048 ) $ 210,872,053 16,359,198
PD High Yield Bond Market Class P 19,762,352 14,281,280 4,432,739 897,682 1,386,028 31,894,603 1,532,349
PD Large-Cap Growth Index Class P 63,720,822 11,440,119 22,668,699 13,039,320 7,197,751 72,729,313 659,041
PD Large-Cap Value Index Class P 66,957,646 12,759,557 22,203,723 11,870,547 (1,580,505) 67,803,522 1,333,230
PD Mid-Cap Index Class P 23,931,628 610,994 13,736,824 4,363,648 (1,288,141) 13,881,305 907,714
PD Small-Cap Growth Index Class P 2,737,554 2,606,532 1,350,750 326,650 278,639 4,598,625 97,485
PD Small-Cap Value Index Class P 5,478,199 4,989,928 1,320,620 14,872 44,849 9,207,228 241,270
PD Emerging Markets Index Class P 4,911,525 2,786,648 5,625,141 741,649 (413,964) 2,400,717 127,606
PD International Large-Cap Index Class P 49,039,089 8,606,623 12,494,415 4,459,647 (2,438,977) 47,171,967 1,764,871
Total $ 501,468,194 $ 93,678,940 $ 157,323,196 $ 40,671,636 $ 1,843,400 $ 480,338,974
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 142,714,623 $ 42,295,912 $ 108,732,725 $ 5,001,519 ( $ 2,611,128 ) $ 78,668,201 6,494,133
PD Aggregate Bond Index Class P 701,898,142 80,853,134 136,790,433 13,913,058 (4,342,891) 655,531,010 50,855,299
PD High Yield Bond Market Class P 86,299,101 35,680,134 12,822,211 2,673,752 5,264,613 117,095,389 5,625,749
PD Large-Cap Growth Index Class P 508,614,029 44,809,709 136,087,448 88,256,585 72,951,134 578,544,009 5,242,509
PD Large-Cap Value Index Class P 501,280,990 61,674,773 128,506,547 63,202,909 10,706,116 508,358,241 9,995,918
PD Mid-Cap Index Class P 172,551,459 11,685,315 63,253,663 21,164,935 5,082,035 147,230,081 9,627,535
PD Small-Cap Growth Index Class P 27,328,784 13,378,649 9,117,896 (124,198) 5,116,397 36,581,736 775,488
PD Small-Cap Value Index Class P 41,017,011 36,834,135 6,613,373 174,466 1,832,253 73,244,492 1,919,330
PD Emerging Markets Index Class P 36,929,186 14,927,755 28,864,267 1,487,108 982,345 25,462,127 1,353,399
PD International Large-Cap Index Class P 309,061,149 47,657,355 56,707,357 23,201,716 (10,512,045) 312,700,818 11,699,249
Total $ 2,527,694,474 $ 389,796,871 $ 687,495,920 $ 218,951,850 $ 84,468,829 $ 2,533,416,104
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 109,871,929 $ 34,410,672 $ 112,989,712 $ 5,496,401 ( $ 4,369,330 ) $ 32,419,960 2,676,298
PD Aggregate Bond Index Class P 265,515,532 43,506,907 69,770,691 (1,498,404) 5,916,422 243,669,766 18,903,604
PD High Yield Bond Market Class P 75,918,864 42,891,188 8,352,383 757,670 6,744,679 117,960,018 5,667,289
PD Large-Cap Growth Index Class P 440,320,495 53,392,330 98,111,920 60,776,238 84,021,202 540,398,345 4,896,850
PD Large-Cap Value Index Class P 435,336,701 71,507,227 92,977,492 39,799,880 26,668,524 480,334,840 9,444,890
PD Mid-Cap Index Class P 153,188,317 7,442,596 51,607,140 14,901,307 7,540,588 131,465,668 8,596,683
PD Small-Cap Growth Index Class P 42,042,252 11,551,379 10,326,735 (762,730) 7,748,331 50,252,497 1,065,291
PD Small-Cap Value Index Class P 42,064,026 30,549,081 4,564,370 152,878 2,229,696 70,431,311 1,845,612
PD Emerging Markets Index Class P 56,881,469 14,716,472 22,936,132 (4,100,312) 7,904,193 52,465,690 2,788,731
PD International Large-Cap Index Class P 337,117,437 63,491,885 53,314,029 17,339,961 (3,800,427) 360,834,827 13,500,113
Total $ 1,958,257,022 $ 373,459,737 $ 524,950,604 $ 132,862,889 $ 140,603,878 $ 2,080,232,922
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ – $ 35,041 $ 1,884 ( $ 4 ) $ 29 $ 33,182 2,739
PD Aggregate Bond Index Class P – 282,196 190,313 7,452 (1,489) 97,846 7,591
PD High Yield Bond Market Class P – 155,935 61,625 2,981 1,558 98,849 4,749
PD Large-Cap Growth Index Class P – 2,624,445 998,685 120,482 106,197 1,852,439 16,786
PD Large-Cap Value Index Class P – 2,533,967 984,321 84,439 10,235 1,644,320 32,332
PD Mid-Cap Index Class P – 790,888 296,022 26,581 10,648 532,095 34,794
PD Small-Cap Growth Index Class P – 272,310 94,624 7,495 1,519 186,700 3,958
PD Small-Cap Value Index Class P – 350,104 105,286 9,465 (4,986) 249,297 6,533
PD Emerging Markets Index Class P – 315,479 128,090 9,427 (3,416) 193,400 10,280
PD International Large-Cap Index Class P – 2,260,754 759,827 44,334 (48,199) 1,497,062 56,010
Total $ – $ 9,621,119 $ 3,620,677 $ 312,652 $ 72,096 $ 6,385,190
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ – $ 25,927,924 $ – $ – ( $ 514,626 ) $ 25,413,298 2,561,478
Core Income Class P 91,649,601 4,085,176 58,895,093 652,503 1,093,779 38,585,966 3,073,354
Diversified Bond Class P 154,634,912 73,452,495 44,796,389 1,543,558 3,375,458 188,210,034 13,471,124
Floating Rate Income Class P 10,299,376 5,453,482 6,414,282 880,811 (229,138) 9,990,249 585,393
High Yield Bond Class P 37,354,730 11,693,167 7,196,085 990,344 1,657,615 44,499,771 3,770,162
Inflation Managed Class P 31,238,081 999,125 13,134,660 90,906 334,064 19,527,516 1,376,826
Intermediate Bond Class P 135,629,554 12,193,902 60,546,395 (4,844,322) 7,073,693 89,506,432 9,484,463
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
Managed Bond Class P $ 164,467,814 $ 30,343,100 $ 38,948,915 ( $ 1,089,720 ) $ 6,431,442 $ 161,203,721 10,404,086
Short Duration Bond Class P 133,809,684 20,682,742 64,217,977 3,761,078 618,964 94,654,491 8,007,578
Emerging Markets Debt Class P 26,804,668 11,375,051 20,343,589 1,647,004 261,361 19,744,495 1,451,441
Equity Index Class P 9,916,409 6,133,916 18,882,557 5,647,501 (2,140,286) 674,983 4,228
Focused Growth Class P 17,942,813 728,599 17,879,622 5,264,840 (1,208,176) 4,848,454 63,951
Growth Class P 17,383,862 3,261,453 10,861,513 2,981,065 1,684,589 14,449,456 165,858
Large-Cap Core Class P 30,837,053 13,470,681 11,909,754 3,308,112 5,246,667 40,952,759 423,490
Large-Cap Growth Class P 27,081,872 5,235,359 12,402,060 3,655,809 3,816,479 27,387,459 796,585
Large-Cap Plus Bond Alpha Class P – 18,885,437 – – (543,685) 18,341,752 1,780,560
Large-Cap Value Class P 25,827,122 6,423,390 14,375,791 3,515,534 (984,357) 20,405,898 461,142
Mid-Cap Growth Class P 23,792,140 9,798,052 14,318,928 531,459 (848,726) 18,953,997 627,850
Mid-Cap Plus Bond Alpha Class P 11,571,241 418,666 4,779,877 1,119,525 169,294 8,498,849 181,792
Mid-Cap Value Class P 17,018,039 6,097,759 15,910,104 4,361,806 (1,719,934) 9,847,566 201,649
QQQ Plus Bond Alpha Class P – 5,037,073 – – 1,515 5,038,588 486,350
Small-Cap Equity Class P 2,916,943 9,471,958 898,885 63,469 (502,546) 11,050,939 256,923
Small-Cap Growth Class P – 10,657,742 7,772,822 615,706 141,817 3,642,443 107,093
Small-Cap Plus Bond Alpha Class P – 2,120,147 – – (149,366) 1,970,781 194,102
Small-Cap Value Class P 2,953,619 5,322,682 2,300,115 151,086 468,362 6,595,634 182,873
Value Class P 22,464,058 4,546,716 9,379,006 1,226,252 428,662 19,286,682 749,096
Value Advantage Class P 19,551,045 4,260,736 12,045,905 4,318,384 (448,826) 15,635,434 510,801
Emerging Markets Class P 10,717,157 5,638,540 16,618,226 704,914 (442,385) – –
International Equity Plus Bond Alpha
Class P – 5,432,396 – – (212,501) 5,219,895 537,924
International Growth Class P 23,707,426 5,542,447 24,860,187 3,724,537 (1,624,080) 6,490,143 677,487
International Large-Cap Class P 7,775,309 7,423,624 5,487,866 1,115,636 (625,076) 10,201,627 652,418
International Small-Cap Class P – 10,098,462 145,379 (3,202) (374,780) 9,575,101 536,950
International Value Class P 18,078,936 9,870,848 11,945,065 1,865,841 (1,478,951) 16,391,609 822,005
Real Estate Class P – 5,430,851 1,282,493 103,835 506,298 4,758,491 124,900
Total $ 1,075,423,464 $ 357,513,698 $ 528,549,540 $ 47,904,271 $ 19,262,620 $ 971,554,513
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ – $ 32,554,797 $ – $ – ( $ 641,938 ) $ 31,912,859 3,216,587
Core Income Class P 111,158,658 5,808,618 69,879,637 526,579 1,728,551 49,342,769 3,930,128
Diversified Bond Class P 188,452,669 91,352,861 54,107,739 3,878,511 2,760,780 232,337,082 16,629,516
Floating Rate Income Class P 7,470,908 8,481,568 1,826,867 292,432 555,039 14,973,080 877,369
High Yield Bond Class P 38,701,206 31,681,239 14,161,859 3,490,885 (425,723) 59,285,748 5,022,878
Inflation Managed Class P 22,655,854 9,714,414 10,592,092 463,392 (289,822) 21,951,746 1,547,752
Intermediate Bond Class P 164,960,580 13,388,400 67,350,838 (5,210,179) 8,158,323 113,946,286 12,074,209
Managed Bond Class P 203,623,877 36,362,097 45,049,245 3,220,399 3,609,218 201,766,346 13,021,997
Short Duration Bond Class P 134,344,499 16,860,641 94,193,792 3,621,799 (899,815) 59,733,332 5,053,319
Emerging Markets Debt Class P 23,362,996 15,562,731 33,106,244 2,009,495 (430,728) 7,398,250 543,854
Dividend Growth Class P 10,346,753 599 10,877,825 3,124,064 (2,593,591) – –
Equity Index Class P 31,157,528 8,193,775 43,853,699 20,316,797 (11,044,953) 4,769,448 29,876
Focused Growth Class P 35,776,566 1,195,877 33,630,257 8,632,542 850,152 12,824,880 169,161
Growth Class P 37,816,919 11,276,028 18,618,490 10,593,431 802,689 41,870,577 480,611
Large-Cap Core Class P 74,227,998 37,691,365 26,951,356 7,895,503 13,488,446 106,351,956 1,099,778
Large-Cap Growth Class P 76,164,239 10,594,531 35,727,516 17,654,999 2,612,411 71,298,664 2,073,776
Large-Cap Plus Bond Alpha Class P – 46,922,485 – – (1,442,362) 45,480,123 4,415,068
Large-Cap Value Class P 63,712,721 9,685,693 39,230,556 19,773,283 (13,723,987) 40,217,154 908,846
Mid-Cap Growth Class P 25,867,152 21,558,333 16,640,061 (475,769) (96,313) 30,213,342 1,000,815
Mid-Cap Plus Bond Alpha Class P 16,776,725 781,073 9,819,478 3,514,100 (2,081,455) 9,170,965 196,168
Mid-Cap Value Class P 16,483,844 462,579 16,346,135 7,899,337 (6,109,700) 2,389,925 48,939
QQQ Plus Bond Alpha Class P – 11,901,290 – – (92,302) 11,808,988 1,139,863
Small-Cap Equity Class P 6,766,733 15,266,951 2,379,496 79,649 (683,299) 19,050,538 442,905
Small-Cap Growth Class P 5,873,719 7,834,243 4,366,360 1,168,384 (430,200) 10,079,786 296,359
Small-Cap Index Class P 6,012,774 3,037,637 8,146,680 1,401,169 (221,152) 2,083,748 56,588
Small-Cap Plus Bond Alpha Class P – 5,975,180 – – (226,252) 5,748,928 566,212
Small-Cap Value Class P 6,851,764 344,918 2,687,276 (88,791) 453,104 4,873,719 135,131
Value Class P 51,647,879 8,005,454 18,761,127 4,449,509 (354,222) 44,987,493 1,747,317
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
Value Advantage Class P $ 42,932,236 $ 15,114,775 $ 31,965,399 $ 19,377,291 ( $ 9,879,334 ) $ 35,579,569 1,162,365
Emerging Markets Class P 23,316,820 8,999,817 18,001,570 2,653,411 (2,601,688) 14,366,790 772,498
International Equity Plus Bond Alpha
Class P – 14,150,565 – – (574,312) 13,576,253 1,399,068
International Growth Class P 60,762,953 788,979 39,543,491 2,242,157 3,101,755 27,352,353 2,855,232
International Large-Cap Class P 22,551,114 20,278,370 13,211,125 3,698,117 (2,305,132) 31,011,344 1,983,249
International Small-Cap Class P – 15,090,866 173,355 (3,759) (561,621) 14,352,131 804,835
International Value Class P 52,462,618 7,409,441 19,039,601 3,429,054 (1,771,978) 42,489,534 2,130,762
Real Estate Class P 8,494,567 7,990,453 3,717,281 (212,218) 1,710,052 14,265,573 374,441
Total $ 1,570,734,869 $ 552,318,643 $ 803,956,447 $ 149,415,573 ( $ 19,651,359 ) $ 1,448,861,279
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ – $ 91,394,723 $ – $ – ( $ 1,753,927 ) $ 89,640,796 9,035,148
Core Income Class P 320,411,719 18,571,123 206,207,308 16,196,287 (9,979,820) 138,992,001 11,070,647
Diversified Bond Class P 538,429,826 329,372,329 229,732,764 4,781,898 16,050,973 658,902,262 47,160,898
Floating Rate Income Class P – 35,821,082 2,234,458 38,225 1,043,576 34,668,425 2,031,446
High Yield Bond Class P 137,227,592 180,094,292 123,026,187 34,304,237 (22,698,597) 205,901,337 17,444,618
Inflation Managed Class P 66,946,049 8,045,988 41,639,839 (3,360,857) 3,892,299 33,883,640 2,389,034
Intermediate Bond Class P 473,696,745 41,356,968 248,277,065 (14,367,664) 22,265,126 274,674,110 29,105,578
Managed Bond Class P 561,478,659 93,533,815 142,866,393 10,531,262 9,275,060 531,952,403 34,332,200
Short Duration Bond Class P 562,586,884 128,656,176 459,818,627 23,402,622 (12,792,990) 242,034,065 20,475,592
Emerging Markets Debt Class P 69,032,754 108,499,993 148,539,400 5,385,706 (119,861) 34,259,192 2,518,433
Dividend Growth Class P 119,876,303 – 126,024,168 30,702,384 (24,554,519) – –
Equity Index Class P 254,941,459 6,289,816 300,705,732 142,792,608 (76,547,735) 26,770,416 167,689
Focused Growth Class P 281,085,701 6,721,574 214,511,101 50,936,913 17,635,636 141,868,723 1,871,253
Growth Class P 258,407,223 38,443,435 118,947,877 68,214,761 7,943,681 254,061,223 2,916,238
Large-Cap Core Class P 519,857,343 221,245,806 158,636,761 53,227,824 91,445,227 727,139,439 7,519,298
Large-Cap Growth Class P 429,902,255 57,213,144 124,132,703 73,162,094 57,425,759 493,570,549 14,355,877
Large-Cap Plus Bond Alpha Class P – 322,822,917 – – (10,236,240) 312,586,677 30,344,936
Large-Cap Value Class P 353,038,892 55,761,810 185,945,178 105,142,673 (71,608,494) 256,389,703 5,794,016
Mid-Cap Growth Class P 229,409,882 82,114,625 92,608,302 (141,175) 2,629,669 221,404,699 7,334,014
Mid-Cap Plus Bond Alpha Class P 74,347,119 2,262,657 14,830,172 5,467,534 4,634,304 71,881,442 1,537,555
Mid-Cap Value Class P 73,178,537 37,327,018 60,229,855 31,303,911 (19,737,048) 61,842,563 1,266,351
QQQ Plus Bond Alpha Class P – 78,183,656 – – (929,194) 77,254,462 7,456,987
Small-Cap Equity Class P 44,981,280 84,855,672 15,372,754 686,934 (92,638) 115,058,494 2,674,987
Small-Cap Growth Class P 55,780,560 71,488,513 64,701,707 6,084,189 2,656,649 71,308,204 2,096,554
Small-Cap Index Class P 38,065,047 21,396,293 50,045,215 19,590,630 (11,639,245) 17,367,510 471,645
Small-Cap Plus Bond Alpha Class P – 36,067,379 – – (1,648,135) 34,419,244 3,389,949
Small-Cap Value Class P 49,342,234 51,640,094 54,060,108 (934,751) 5,595,638 51,583,107 1,430,215
Value Class P 306,381,183 75,315,579 100,462,582 24,022,139 (292,765) 304,963,554 11,844,806
Value Advantage Class P 276,434,765 88,824,050 167,903,631 100,284,002 (42,013,494) 255,625,692 8,351,148
Emerging Markets Class P 103,123,898 43,097,318 79,931,866 8,555,308 (8,316,602) 66,528,056 3,577,192
International Equity Plus Bond Alpha
Class P – 86,498,967 – – (3,552,825) 82,946,142 8,547,813
International Growth Class P 350,808,156 23,101,844 177,180,803 2,978,365 27,489,045 227,196,607 23,716,392
International Large-Cap Class P 149,921,440 100,128,018 72,208,848 24,829,266 (16,717,436) 185,952,440 11,892,102
International Small-Cap Class P 36,479,374 139,539,805 72,805,053 2,568,197 (6,093,807) 99,688,516 5,590,303
International Value Class P 243,091,036 82,427,190 100,161,615 17,762,027 (10,896,994) 232,221,644 11,645,433
Real Estate Class P 37,644,503 35,909,424 46,372,541 (306,487) 6,153,191 33,028,090 866,918
Total $ 7,015,908,418 $ 2,884,023,093 $ 4,000,120,613 $ 843,841,062 ( $ 76,086,533 ) $ 6,667,565,427
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ – $ 46,322,593 $ – $ – ( $ 834,277 ) $ 45,488,316 4,584,895
Core Income Class P 286,648,164 30,436,009 300,210,228 16,076,751 (11,684,980) 21,265,716 1,693,804
Diversified Bond Class P 487,212,194 194,349,148 379,329,072 (16,674,002) 28,532,797 314,091,065 22,481,053
Floating Rate Income Class P – 33,870,603 1,939,294 32,927 986,240 32,950,476 1,930,780
High Yield Bond Class P 96,215,648 111,474,182 20,520,120 6,274,254 2,254,807 195,698,771 16,580,224
Inflation Managed Class P 31,294,157 5,478,832 5,409,498 (285,558) 1,126,860 32,204,793 2,270,663
Intermediate Bond Class P 426,788,530 38,971,770 319,977,841 (13,257,556) 18,956,850 151,481,753 16,051,618
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Managed Bond Class P $ 569,974,115 $ 45,268,879 $ 388,041,800 $ 8,867,971 $ 4,475,161 $ 240,544,326 15,524,727
Short Duration Bond Class P 464,102,211 103,761,808 411,333,825 16,873,235 (9,088,880) 164,314,549 13,900,678
Emerging Markets Debt Class P 64,533,949 39,190,086 77,364,383 7,668,196 (1,466,273) 32,561,575 2,393,639
Dividend Growth Class P 118,640,915 6,690 124,739,062 64,467,115 (58,375,658) – –
Equity Index Class P 244,924,773 3,256,487 312,254,571 154,983,087 (90,909,776) – –
Focused Growth Class P 269,468,494 27,039 269,547,254 62,908,551 486,439 63,343,269 835,500
Growth Class P 248,080,376 79,964,029 89,283,743 47,108,620 28,680,712 314,549,994 3,610,558
Large-Cap Core Class P 499,169,687 302,518,704 153,615,934 73,090,854 71,731,924 792,895,235 8,199,274
Large-Cap Growth Class P 407,996,323 113,782,972 84,845,875 49,029,410 78,240,704 564,203,534 16,410,292
Large-Cap Plus Bond Alpha Class P – 342,401,006 – – (10,928,563) 331,472,443 32,178,307
Large-Cap Value Class P 303,601,167 140,148,305 186,415,889 106,087,057 (69,873,272) 293,547,368 6,633,722
Mid-Cap Growth Class P 207,252,090 74,004,628 76,497,707 13,859,644 (11,233,287) 207,385,368 6,869,625
Mid-Cap Plus Bond Alpha Class P 83,384,176 2,361,883 21,917,896 7,981,759 2,658,604 74,468,526 1,592,893
Mid-Cap Value Class P 61,589,622 33,749,470 46,693,899 27,221,711 (20,181,649) 55,685,255 1,140,267
QQQ Plus Bond Alpha Class P – 81,548,506 – – (1,041,397) 80,507,109 7,770,949
Small-Cap Equity Class P 59,557,174 96,220,993 33,250,847 698,251 1,322,350 124,547,921 2,895,606
Small-Cap Growth Class P 45,183,623 132,560,307 59,622,070 15,819,114 (4,551,424) 129,389,550 3,804,220
Small-Cap Index Class P 49,805,081 6,251,558 55,471,023 31,106,768 (23,133,146) 8,559,238 232,441
Small-Cap Plus Bond Alpha Class P – 42,880,037 – – (2,176,064) 40,703,973 4,008,932
Small-Cap Value Class P 21,283,782 80,565,356 44,004,343 511,605 5,992,887 64,349,287 1,784,175
Value Class P 292,979,682 104,524,109 93,313,494 24,989,356 (3,946,230) 325,233,423 12,632,089
Value Advantage Class P 265,103,995 126,665,918 194,711,267 102,529,962 (41,092,678) 258,495,930 8,444,917
Emerging Markets Class P 96,407,984 167,516,160 101,453,255 25,161,969 (29,554,453) 158,078,405 8,499,824
International Equity Plus Bond Alpha
Class P – 112,001,019 – – (4,644,450) 107,356,569 11,063,371
International Growth Class P 321,290,835 136,450,429 175,559,757 (3,713,197) 33,033,571 311,501,881 32,516,774
International Large-Cap Class P 153,481,080 192,422,962 84,636,374 28,936,547 (21,007,245) 269,196,970 17,215,788
International Small-Cap Class P 68,193,589 102,741,459 41,031,087 12,330,171 (15,901,675) 126,332,457 7,084,434
International Value Class P 253,445,295 129,351,494 105,005,629 43,872,065 (34,797,206) 286,866,019 14,385,735
Real Estate Class P 70,364,706 36,392,616 16,158,798 4,239,596 (662,223) 94,175,897 2,471,918
Total $ 6,567,973,417 $ 3,289,438,046 $ 4,274,155,835 $ 918,796,233 ( $ 188,604,900 ) $ 6,313,446,961
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ – $ 3,496,763 $ – $ – ( $ 42,297 ) $ 3,454,466 348,185
Core Income Class P 39,162,266 387,227 39,992,271 1,878,811 (1,436,033) – –
Diversified Bond Class P 66,696,161 26,007,729 80,682,901 (4,809,417) 6,480,112 13,691,684 979,982
Floating Rate Income Class P – 8,528,073 421,871 6,782 248,216 8,361,200 489,937
High Yield Bond Class P 23,398,964 25,366,622 33,259,409 2,432,004 (1,384,946) 16,553,235 1,402,443
Intermediate Bond Class P 58,528,423 5,061,538 62,915,398 (646,515) 1,280,563 1,308,611 138,666
Managed Bond Class P 46,986,533 28,013,964 70,768,039 2,156,696 (334,127) 6,055,027 390,791
Short Duration Bond Class P 120,340,337 12,980,621 126,160,559 4,782,351 (3,603,700) 8,339,050 705,467
Emerging Markets Debt Class P 15,693,689 9,849,503 26,918,736 2,294,920 (919,376) – –
Dividend Growth Class P 35,226,520 63 37,041,743 19,178,646 (17,363,486) – –
Equity Index Class P 69,216,199 810,839 87,974,959 42,620,457 (24,672,536) – –
Focused Growth Class P 65,523,801 106,322 64,888,840 15,988,822 936,022 17,666,127 233,017
Growth Class P 55,566,004 29,418,871 10,483,493 5,715,944 14,114,784 94,332,110 1,082,790
Large-Cap Core Class P 123,794,351 91,753,036 34,314,502 19,705,162 19,088,338 220,026,385 2,275,277
Large-Cap Growth Class P 127,434,987 34,453,350 33,750,558 19,026,905 18,693,309 165,857,993 4,824,107
Large-Cap Plus Bond Alpha Class P – 98,265,008 – – (3,157,606) 95,107,402 9,232,729
Large-Cap Value Class P 89,078,149 35,727,635 49,888,899 27,484,283 (17,307,721) 85,093,447 1,922,982
Mid-Cap Growth Class P 46,012,143 42,233,371 12,795,701 4,687,529 (5,370,525) 74,766,817 2,476,645
Mid-Cap Plus Bond Alpha Class P 28,720,375 1,442,469 12,145,456 6,253,780 (3,220,973) 21,050,195 450,267
Mid-Cap Value Class P 27,342,080 12,197,748 22,335,973 11,949,114 (8,269,029) 20,883,940 427,641
QQQ Plus Bond Alpha Class P – 23,331,817 – – (322,676) 23,009,141 2,220,957
Small-Cap Equity Class P 17,887,817 15,475,209 8,299,262 172,846 1,284,376 26,520,986 616,585
Small-Cap Growth Class P 26,197,775 17,613,944 15,933,624 1,490,647 1,435,229 30,803,971 905,677
Small-Cap Index Class P 14,703,735 3,370,295 15,137,442 6,308,253 (3,814,285) 5,430,556 147,476
Small-Cap Plus Bond Alpha Class P – 11,528,283 – – (600,030) 10,928,253 1,076,323
Small-Cap Value Class P 9,487,202 19,646,969 4,098,173 45,401 2,292,483 27,373,882 758,980
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
As of December 31, 2024, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
D. INDEPENDENT TRUSTEES
The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of
Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.
Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the
Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).
Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the
Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the fiscal year ended December 31, 2024, such expenses increased by $273,237 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of December 31,
2024, the total amount in the DCP Liability accounts was $2,941,853 for all applicable Funds of the Trust.
E. OFFICERS OF THE TRUST
None of the officers of the Trust received compensation from the Trust.
F. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of
Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
G. INTERFUND TRANSACTIONS
In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Aggressive-Growth (continued)
Value Class P $ 64,039,200 $ 43,526,145 $ 18,899,515 $ 4,430,735 $ 153,231 $ 93,249,796 3,621,829
Value Advantage Class P 87,311,115 25,613,064 53,973,247 30,433,724 (12,586,346) 76,798,310 2,508,958
Emerging Markets Class P 46,933,473 27,808,915 17,281,141 5,431,834 (6,732,457) 56,160,624 3,019,738
International Equity Plus Bond Alpha
Class P – 35,070,136 – – (1,461,722) 33,608,414 3,463,434
International Growth Class P 102,308,007 41,142,564 58,250,550 (1,124,329) 10,566,578 94,642,270 9,879,431
International Large-Cap Class P 53,547,068 62,067,622 24,496,823 9,439,015 (6,703,333) 93,853,549 6,002,158
International Small-Cap Class P 24,871,891 51,520,692 18,434,235 1,183,656 (3,037,291) 56,104,713 3,146,223
International Value Class P 93,644,203 25,131,494 33,458,903 13,997,532 (10,213,288) 89,101,038 4,468,232
Real Estate Class P 25,661,587 16,299,833 17,614,324 2,781,224 (3,228,399) 23,899,921 627,322
Total $ 1,605,314,055 $ 885,247,734 $ 1,092,616,547 $ 255,296,812 ( $ 59,208,941 ) $ 1,594,033,113
– – – – – –
Portfolio
Ownership
Percentage
ESG Diversified Growth 64.18%
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.
For the fiscal year ended December 31, 2024, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule
17a-7 under the 1940 Act are summarized in the following table:
8. COMMITTED LINE OF CREDIT
The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of December 31,
2024, the actual interest rate on borrowing by the Trust was 5.68%. The committed line of credit will expire on October 7, 2025, unless renewed, and is available to all Funds except the Bond Plus, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha, International Equity
Plus Bond Alpha, ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate
Bond Index, and PD High Yield Bond Market Portfolios.
The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.
During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable
Fund had a loan outstanding were as follows:
As of December 31, 2024 the Managed Bond Portfolio had loans outstanding in the amount of $2,009,995 in connection with this revolving line of credit. No other Fund had a loan outstanding in connection with this revolving line of credit agreement as of December 31, 2024.
9. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the fiscal year ended December 31, 2024, are summarized in the following table:
Portfolio Purchases Sales
Net Realized
Gain (Loss)
Equity Index $ 206,065 $ – $ –
Small-Cap Equity 157,165 178,674 3,493
Small-Cap Index 289,454 365,554 217,235
PD Large-Cap Growth Index 1,557,342 784,912 (74,519)
PD Large-Cap Value Index 590,452 1,114,244 135,696
PD Small-Cap Growth Index 149,908 480,032 (106,929)
PD Small-Cap Value Index 212,185 239,155 59,019
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Core Income 5.99% $ 3,496,097
Inflation Managed 6.68% 323,439
Intermediate Bond 6.57% 608,334
Managed Bond 6.44% 3,349,591
Emerging Markets Debt 6.68% 1,387,245
Equity Index 6.68% 5,895,854
Growth 6.68% 1,574,494
Large-Cap Core 6.68% 5,298,113
Large-Cap Growth 6.08% 6,203,958
Mid-Cap Plus Bond Alpha 6.00% 11,538,384
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Small-Cap Equity 6.68% $ 431,501
Small-Cap Value 6.50% 591,409
Value 6.18% 3,898,269
Emerging Markets 6.28% 2,006,510
International Growth 6.62% 816,538
International Large-Cap 5.95% 5,231,774
International Small-Cap 6.66% 521,278
Real Estate 6.25% 1,187,886
PD Large-Cap Growth Index 6.49% 7,789,830
PD Emerging Markets Index 6.65% 2,199,093
PD International Large-Cap Index 6.20% 898,417
U.S. Government Securities
Portfolio Purchases Sales
Bond Plus $ 19,827,150 $ –
Core Income 277,145,841 385,838,083
Diversified Bond 2,175,195,760 2,188,184,593
Inflation Managed 1,074,779,675 1,135,964,314
7. TRANSACTIONS WITH AFFILIATES (Continued)
G. INTERFUND TRANSACTIONS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
10. SECURED BORROWINGS
The contractual maturity of secured borrowings and type of collateral pledged as of December 31, 2024, are summarized in the following table:
11. FEDERAL INCOME TAX INFORMATION
Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution
U.S. Government Securities
Portfolio Purchases Sales
Intermediate Bond 436,122,322 766,500,330
Managed Bond 19,185,406,135 19,423,702,900
Short Duration Bond 1,118,173,880 1,201,221,166
Large-Cap Plus Bond Alpha 82,211,963 –
Mid-Cap Plus Bond Alpha 84,127,571 34,690,911
QQQ Plus Bond Alpha 20,427,396 –
Small-Cap Plus Bond Alpha 9,861,525 –
International Equity Plus Bond Alpha 24,610,650 –
PD Aggregate Bond Index 456,837,551 491,626,030
Other Securities
Portfolio Purchases Sales
Bond Plus $ 103,185,363 $ 17,366
Core Income 314,685,282 672,912,640
Diversified Bond 1,005,951,660 739,261,021
Floating Rate Income 382,496,976 313,504,300
High Yield Bond 525,764,738 483,967,731
Inflation Managed 7,139,744 40,699,296
Intermediate Bond 70,800,936 325,831,062
Managed Bond 454,175,089 643,163,694
Short Duration Bond 402,236,976 1,158,091,898
Emerging Markets Debt 488,300,064 559,972,346
Dividend Growth 91,871,243 395,870,868
Equity Index 165,193,303 742,167,534
Focused Growth 318,096,708 893,703,323
Growth 699,951,753 836,479,574
Hedged Equity 196,733,409 117,631,960
Large-Cap Core 1,798,244,334 1,537,817,813
Large-Cap Growth 1,141,771,459 1,278,535,735
Large-Cap Plus Bond Alpha 412,000,962 17,366
Large-Cap Value 403,594,934 640,840,014
Mid-Cap Growth 565,268,881 570,982,604
Mid-Cap Plus Bond Alpha 1,147,977,138 1,057,166,023
Mid-Cap Value 220,443,638 283,286,222
QQQ Plus Bond Alpha 109,971,133 24,555
Small-Cap Equity 325,497,487 163,245,047
Small-Cap Growth 469,513,887 388,673,307
Small-Cap Index 164,372,334 234,324,557
Small-Cap Plus Bond Alpha 55,416,964 17,366
Small-Cap Value 416,109,480 379,436,786
Value 1,226,942,881 1,242,084,329
Value Advantage 523,478,285 705,918,852
Other Securities
Portfolio Purchases Sales
Emerging Markets $ 614,863,633 $ 612,898,171
International Equity Plus Bond Alpha 127,643,140 17,366
International Growth 547,447,488 804,417,721
International Large-Cap 469,490,940 282,855,317
International Small-Cap 328,473,179 146,294,063
International Value 496,711,967 488,283,489
Health Sciences 127,089,914 158,493,994
Real Estate 160,746,866 157,834,133
Technology 438,066,342 445,505,379
ESG Diversified 28,224,942 35,723,263
ESG Diversified Growth 16,296,937 11,885,459
PSF Avantis Balanced Allocation 318,061,228 358,372,228
Pacific Dynamix - Conservative Growth 93,678,940 157,323,196
Pacific Dynamix - Moderate Growth 389,796,871 687,495,920
Pacific Dynamix - Growth 373,459,737 524,950,604
Pacific Dynamix - Aggressive Growth 9,621,119 3,620,677
Portfolio Optimization Conservative 357,513,698 528,549,540
Portfolio Optimization Moderate-Conservative 552,318,643 803,956,447
Portfolio Optimization Moderate 2,884,023,093 4,000,120,613
Portfolio Optimization Growth 3,289,438,046 4,274,155,835
Portfolio Optimization Aggressive-Growth 885,247,734 1,092,616,547
PD 1-3 Year Corporate Bond 130,733,230 293,177,175
PD Aggregate Bond Index 75,906,690 99,461,096
PD High Yield Bond Market 139,299,962 59,390,612
PD Large-Cap Growth Index 311,263,654 453,056,673
PD Large-Cap Value Index 317,916,606 395,610,648
PD Mid-Cap Index 72,412,787 174,882,880
PD Small-Cap Growth Index 52,887,306 45,725,454
PD Small-Cap Value Index 100,373,059 38,352,584
PD Emerging Markets Index 38,568,054 61,776,847
PD International Large-Cap Index 112,486,900 92,256,429
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 Days Total
Inflation Managed
Sale-buyback financing transactions U.S. Treasury Obligations $ – $ 247,234,626 $ – $ – $ 247,234,626
a
Managed Bond
Sale-buyback financing transactions U.S. Treasury Obligations – 34,957,373 92,955,873 – 127,913,246
a
9. PURCHASES AND SALES OF INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.
Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense.
Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2020.
12. SHARES OF BENEFICIAL INTEREST
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:
Bond Plus Portfolio (1) Core Income Portfolio Diversified Bond Portfolio
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 129,371 – 3,137,158 1,462,287 6,384,594 9,391,151
Share repurchased (389) – (687,254) (743,368) (6,007,600) (6,393,655)
Net Increase (decrease) 128,982 – 2,449,904 718,919 376,994 2,997,496
Shares outstanding, beginning of year or
period – – 4,579,307 3,860,388 65,091,050 62,093,554
Shares outstanding, end of year or period 128,982 – 7,029,211 4,579,307 65,468,044 65,091,050
Class P
Shares sold 19,751,426 – 4,902,955 40,689,545 53,253,631 5,782,502
Share repurchased – – (54,774,608) (6,774,894) (56,878,181) (36,277,788)
Net Increase (decrease) 19,751,426 – (49,871,653) 33,914,651 (3,624,550) (30,495,286)
Shares outstanding, beginning of year or
period – – 69,664,339 35,749,688 105,121,853 135,617,139
Shares outstanding, end of year or period 19,751,426 – 19,792,686 69,664,339 101,497,303 105,121,853
Floating Rate Income Portfolio High Yield Bond Portfolio Inflation Managed Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 2,003,801 1,603,183 2,682,411 6,556,788 1,224,748 1,543,691
Share repurchased (2,975,497) (2,887,022) (5,014,842) (6,518,645) (3,247,430) (3,043,419)
Net Increase (decrease) (971,696) (1,283,839) (2,332,431) 38,143 (2,022,682) (1,499,728)
Shares outstanding, beginning of year 16,498,251 17,782,090 24,892,135 24,853,992 21,630,591 23,130,319
Shares outstanding, end of year 15,526,555 16,498,251 22,559,704 24,892,135 19,607,909 21,630,591
Class P
Shares sold 5,814,707 121,290 31,708,332 8,027,792 1,807,057 219,349
Share repurchased (864,329) (34,427,998) (17,620,028) (59,372,893) (5,166,409) (18,947,058)
Net Increase (decrease) 4,950,378 (34,306,708) 14,088,304 (51,345,101) (3,359,352) (18,727,709)
Shares outstanding, beginning of year 1,336,434 35,643,142 30,414,291 81,759,392 11,134,114 29,861,823
Shares outstanding, end of year 6,286,812 1,336,434 44,502,595 30,414,291 7,774,762 11,134,114
11. FEDERAL INCOME TAX INFORMATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Intermediate Bond Portfolio Managed Bond Portfolio Short Duration Bond Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 2,610,506 1,664,950 5,303,779 2,389,514 3,544,028 4,195,162
Share repurchased (266,539) (220,259) (4,601,033) (5,708,768) (6,202,991) (6,898,989)
Net Increase (decrease) 2,343,967 1,444,691 702,746 (3,319,254) (2,658,963) (2,703,827)
Shares outstanding, beginning of year 2,407,484 962,793 48,898,686 52,217,940 39,093,223 41,797,050
Shares outstanding, end of year 4,751,451 2,407,484 49,601,432 48,898,686 36,434,260 39,093,223
Class P
Shares sold 12,548,484 12,683,679 16,182,688 11,259,520 24,206,522 108,220,701
Share repurchased (82,053,787) (32,856,515) (44,796,112) (35,533,874) (101,786,628) (49,732,028)
Net Increase (decrease) (69,505,303) (20,172,836) (28,613,424) (24,274,354) (77,580,106) 58,488,673
Shares outstanding, beginning of year 136,775,418 156,948,254 103,017,561 127,291,915 126,212,415 67,723,742
Shares outstanding, end of year 67,270,115 136,775,418 74,404,137 103,017,561 48,632,309 126,212,415
Emerging Markets Debt Portfolio Dividend Growth Portfolio Equity Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 297,559 191,483 664,805 724,539 2,201,098 1,538,332
Share repurchased (355,751) (300,979) (1,298,098) (1,322,752) (2,759,809) (2,505,941)
Net Increase (decrease) (58,192) (109,496) (633,293) (598,213) (558,711) (967,609)
Shares outstanding, beginning of year 1,864,560 1,974,056 16,465,927 17,064,140 30,615,481 31,583,090
Shares outstanding, end of year 1,806,368 1,864,560 15,832,634 16,465,927 30,056,770 30,615,481
Class P
Shares sold 14,318,885 7,900,345 24,595 2,711,242 1,101,052 1,702,421
Share repurchased (23,107,501) (10,862,748) (6,861,737) (16,342,318) (4,856,688) (1,158,889)
Net Increase (decrease) (8,788,616) (2,962,403) (6,837,142) (13,631,076) (3,755,636) 543,532
Shares outstanding, beginning of year 15,710,661 18,673,064 6,945,058 20,576,134 6,341,649 5,798,117
Shares outstanding, end of year 6,922,045 15,710,661 107,916 6,945,058 2,586,013 6,341,649
Focused Growth Portfolio Growth Portfolio Hedged Equity Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 634,622 483,304 690,024 614,245 10,006,419 10,957,637
Share repurchased (465,388) (577,736) (1,394,896) (1,402,152) (2,440,723) (3,329,088)
Net Increase (decrease) 169,234 (94,432) (704,872) (787,907) 7,565,696 7,628,549
Shares outstanding, beginning of year 5,137,591 5,232,023 13,425,847 14,213,754 23,740,764 16,112,215
Shares outstanding, end of year 5,306,825 5,137,591 12,720,975 13,425,847 31,306,460 23,740,764
Class P
Shares sold 127,885 502,337 2,079,867 1,571,971 572,937 383,563
Share repurchased (8,281,142) (5,378,698) (3,162,041) (3,551,716) (167,101) (130,131)
Net Increase (decrease) (8,153,257) (4,876,361) (1,082,174) (1,979,745) 405,836 253,432
Shares outstanding, beginning of year 11,326,139 16,202,500 9,455,944 11,435,689 628,673 375,241
Shares outstanding, end of year 3,172,882 11,326,139 8,373,770 9,455,944 1,034,509 628,673
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Large-Cap Core Portfolio Large-Cap Growth Portfolio Large-Cap Plus Bond Alpha Portfolio (1)
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 322,926 179,484 1,189,393 1,439,496 201,251 –
Share repurchased (788,911) (886,168) (3,117,633) (2,444,815) (363) –
Net Increase (decrease) (465,985) (706,684) (1,928,240) (1,005,319) 200,888 –
Shares outstanding, beginning of year or
period 8,875,567 9,582,251 16,762,950 17,768,269 – –
Shares outstanding, end of year or period 8,409,582 8,875,567 14,834,710 16,762,950 200,888 –
Class P
Shares sold 7,686,700 10,620,531 7,062,601 21,292,662 77,958,244 –
Share repurchased (4,178,427) (2,692,518) (9,082,240) (8,963,586) – –
Net Increase (decrease) 3,508,273 7,928,013 (2,019,639) 12,329,076 77,958,244 –
Shares outstanding, beginning of year or
period 16,052,297 8,124,284 40,540,713 28,211,637 – –
Shares outstanding, end of year or period 19,560,570 16,052,297 38,521,074 40,540,713 77,958,244 –
Large-Cap Value Portfolio Mid-Cap Growth Portfolio Mid-Cap Plus Bond Alpha Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 507,301 649,176 992,262 954,915 695,607 431,079
Share repurchased (1,370,830) (1,713,325) (1,568,457) (1,324,225) (1,514,597) (1,305,012)
Net Increase (decrease) (863,529) (1,064,149) (576,195) (369,310) (818,990) (873,933)
Shares outstanding, beginning of year 12,171,434 13,235,583 15,134,158 15,503,468 12,037,338 12,911,271
Shares outstanding, end of year 11,307,905 12,171,434 14,557,963 15,134,158 11,218,348 12,037,338
Class P
Shares sold 5,860,834 5,310,989 7,393,336 8,481,818 168,612 445,014
Share repurchased (10,545,634) (4,557,216) (7,180,275) (9,140,692) (1,499,604) (1,867,038)
Net Increase (decrease) (4,684,800) 753,773 213,061 (658,874) (1,330,992) (1,422,024)
Shares outstanding, beginning of year 20,503,470 19,749,697 18,148,798 18,807,672 5,294,410 6,716,434
Shares outstanding, end of year 15,818,670 20,503,470 18,361,859 18,148,798 3,963,418 5,294,410
Mid-Cap Value Portfolio QQQ Plus Bond Alpha Portfolio (2) Small-Cap Equity Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 769,720 723,201 559,403 – 503,400 540,639
Share repurchased (530,538) (754,936) (460) – (544,992) (439,719)
Net Increase (decrease) 239,182 (31,735) 558,943 – (41,592) 100,920
Shares outstanding, beginning of year or
period 5,117,807 5,149,542 – – 3,538,387 3,437,467
Shares outstanding, end of year or period 5,356,989 5,117,807 558,943 – 3,496,795 3,538,387
Class P
Shares sold 1,960,083 400,500 19,385,182 – 5,028,745 190,366
Share repurchased (3,294,740) (9,667,650) (33) – (1,512,259) (2,809,953)
Net Increase (decrease) (1,334,657) (9,267,150) 19,385,149 – 3,516,486 (2,619,587)
Shares outstanding, beginning of year or
period 4,444,511 13,711,661 – – 3,396,040 6,015,627
Shares outstanding, end of year or period 3,109,854 4,444,511 19,385,149 – 6,912,526 3,396,040
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Small-Cap Growth Portfolio Small-Cap Index Portfolio Small-Cap Plus Bond Alpha Portfolio (1)
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 350,885 244,827 2,221,455 1,115,118 35,844 –
Share repurchased (597,342) (581,408) (2,298,526) (1,748,796) (4) –
Net Increase (decrease) (246,457) (336,581) (77,071) (633,678) 35,840 –
Shares outstanding, beginning of year or
period 5,881,426 6,218,007 17,397,962 18,031,640 – –
Shares outstanding, end of year or period 5,634,969 5,881,426 17,320,891 17,397,962 35,840 –
Class P
Shares sold 7,369,295 960,602 1,480,913 610,343 9,247,242 –
Share repurchased (4,335,310) (947,334) (3,460,198) (1,548,121) (110) –
Net Increase (decrease) 3,033,985 13,268 (1,979,285) (937,778) 9,247,132 –
Shares outstanding, beginning of year or
period 4,175,917 4,162,649 4,055,738 4,993,516 – –
Shares outstanding, end of year or period 7,209,902 4,175,917 2,076,453 4,055,738 9,247,132 –
Small-Cap Value Portfolio Value Portfolio Value Advantage Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 402,262 498,099 181,596 329,726 376,791 362,998
Share repurchased (1,110,109) (1,006,460) (1,278,610) (1,706,503) (620,085) (1,208,111)
Net Increase (decrease) (707,847) (508,361) (1,097,014) (1,376,777) (243,294) (845,113)
Shares outstanding, beginning of year 7,253,235 7,761,596 11,426,115 12,802,892 3,847,055 4,692,168
Shares outstanding, end of year 6,545,388 7,253,235 10,329,101 11,426,115 3,603,761 3,847,055
Class P
Shares sold 4,754,848 286,702 8,786,607 6,924,501 9,435,275 4,343,186
Share repurchased (3,104,642) (4,028,229) (9,803,217) (5,476,260) (14,809,314) (5,007,491)
Net Increase (decrease) 1,650,206 (3,741,527) (1,016,610) 1,448,241 (5,374,039) (664,305)
Shares outstanding, beginning of year 2,686,171 6,427,698 31,630,928 30,182,687 26,425,065 27,089,370
Shares outstanding, end of year 4,336,377 2,686,171 30,614,318 31,630,928 21,051,026 26,425,065
Emerging Markets Portfolio
International Equity Plus Bond Alpha
Portfolio (1) International Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 1,373,753 1,776,577 52,999 – 568,018 371,084
Share repurchased (3,273,739) (2,417,861) (312) – (33,003) (158,383)
Net Increase (decrease) (1,899,986) (641,284) 52,687 – 535,015 212,701
Shares outstanding, beginning of year or
period 18,627,723 19,269,007 – – 433,812 221,111
Shares outstanding, end of year or period 16,727,737 18,627,723 52,687 – 968,827 433,812
Class P
Shares sold 13,158,405 5,650,156 25,016,610 – 21,821,580 46,356,583
Share repurchased (12,128,440) (12,337,960) – – (48,634,171) (15,008,987)
Net Increase (decrease) 1,029,965 (6,687,804) 25,016,610 – (26,812,591) 31,347,596
Shares outstanding, beginning of year or
period 15,109,946 21,797,750 – – 96,518,081 65,170,485
Shares outstanding, end of year or period 16,139,911 15,109,946 25,016,610 – 69,705,490 96,518,081
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
International Large-Cap Portfolio International Small-Cap Portfolio International Value Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 2,799,819 2,690,550 375,693 251,679 1,174,233 973,349
Share repurchased (4,955,285) (5,043,708) (642,623) (618,639) (1,721,915) (2,373,992)
Net Increase (decrease) (2,155,466) (2,353,158) (266,930) (366,960) (547,682) (1,400,643)
Shares outstanding, beginning of year 43,270,396 45,623,554 6,444,094 6,811,054 19,052,563 20,453,206
Shares outstanding, end of year 41,114,930 43,270,396 6,177,164 6,444,094 18,504,881 19,052,563
Class P
Shares sold 24,627,056 1,339,400 17,275,443 272,721 12,701,054 8,853,573
Share repurchased (12,462,853) (16,470,270) (7,301,246) (8,986,264) (13,740,283) (16,755,720)
Net Increase (decrease) 12,164,203 (15,130,870) 9,974,197 (8,713,543) (1,039,229) (7,902,147)
Shares outstanding, beginning of year 26,060,257 41,191,127 7,271,911 15,985,454 34,527,923 42,430,070
Shares outstanding, end of year 38,224,460 26,060,257 17,246,108 7,271,911 33,488,694 34,527,923
Health Sciences Portfolio Real Estate Portfolio Technology Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 166,348 198,556 246,553 360,857 2,379,385 3,025,925
Share repurchased (832,732) (837,703) (947,230) (691,504) (2,618,452) (3,114,858)
Net Increase (decrease) (666,384) (639,147) (700,677) (330,647) (239,067) (88,933)
Shares outstanding, beginning of year 6,325,047 6,964,194 6,570,609 6,901,256 18,581,123 18,670,056
Shares outstanding, end of year 5,658,663 6,325,047 5,869,932 6,570,609 18,342,056 18,581,123
Class P
Shares sold 7,637 10,171 2,777,410 421,007 58,397 36,913
Share repurchased (3,997) (8,813) (2,328,445) (3,889,726) (11,276) (9,070)
Net Increase (decrease) 3,640 1,358 448,965 (3,468,719) 47,121 27,843
Shares outstanding, beginning of year 28,770 27,412 4,023,658 7,492,377 110,562 82,719
Shares outstanding, end of year 32,410 28,770 4,472,623 4,023,658 157,683 110,562
ESG Diversified Portfolio ESG Diversified Growth Portfolio
PSF Avantis Balanced Allocation
Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class D
Shares sold – – – – 498,287 276,583
Share repurchased – – – – (3,281,471) (2,583,257)
Net Increase (decrease) – – – – (2,783,184) (2,306,674)
Shares outstanding, beginning of year – – – – 20,146,928 22,453,602
Shares outstanding, end of year – – – – 17,363,744 20,146,928
Class I
Shares sold 538,150 1,222,128 218,251 89,360 – –
Share repurchased (1,303,060) (170,412) (31,364) (38,604) – –
Net Increase (decrease) (764,910) 1,051,716 186,887 50,756 – –
Shares outstanding, beginning of year 3,209,416 2,157,700 1,404,448 1,353,692 – –
Shares outstanding, end of year 2,444,506 3,209,416 1,591,335 1,404,448 – –
Class P
Shares sold 139,761 15,114 339,580 111,753 20,017 30,244
Share repurchased (48,104) (54,679) (141,610) (30,244) (21,587) (33,913)
Net Increase (decrease) 91,657 (39,565) 197,970 81,509 (1,570) (3,669)
Shares outstanding, beginning of year 24,208 63,773 144,817 63,308 182,098 185,767
Shares outstanding, end of year 115,865 24,208 342,787 144,817 180,528 182,098
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Pacific Dynamix - Conservative Growth
Portfolio
Pacific Dynamix - Moderate Growth
Portfolio Pacific Dynamix - Growth Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 566,124 363,288 525,968 1,148,014 1,342,597 2,024,451
Share repurchased (3,806,093) (4,412,822) (11,038,425) (9,783,280) (6,168,390) (4,428,163)
Net Increase (decrease) (3,239,969) (4,049,534) (10,512,457) (8,635,266) (4,825,793) (2,403,712)
Shares outstanding, beginning of year 24,778,706 28,828,240 91,422,199 100,057,465 59,368,177 61,771,889
Shares outstanding, end of year 21,538,737 24,778,706 80,909,742 91,422,199 54,542,384 59,368,177
Class P
Shares sold 455,527 243,826 921,693 822,666 855,892 743,919
Share repurchased (188,788) (107,051) (335,032) (352,225) (143,906) (179,598)
Net Increase (decrease) 266,739 136,775 586,661 470,441 711,986 564,321
Shares outstanding, beginning of year 485,526 348,751 1,996,218 1,525,777 1,521,676 957,355
Shares outstanding, end of year 752,265 485,526 2,582,879 1,996,218 2,233,662 1,521,676
Pacific Dynamix - Aggressive Growth
Portfolio (3)
Portfolio Optimization Conservative
Portfolio
Portfolio Optimization Moderate-
Conservative Portfolio
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 483,568 – 1,631,935 1,681,661 368,003 594,125
Share repurchased (102,913) – (12,853,949) (15,450,690) (14,304,875) (16,244,944)
Net Increase (decrease) 380,655 – (11,222,014) (13,769,029) (13,936,872) (15,650,819)
Shares outstanding, beginning of year or
period – – 74,419,368 88,188,397 93,384,802 109,035,621
Shares outstanding, end of year or period 380,655 – 63,197,354 74,419,368 79,447,930 93,384,802
Class P
Shares sold 382,461 – 224 260 2,550 17,250
Share repurchased (193,613) – (226) (3,289) (1,087) (7,823)
Net Increase (decrease) 188,848 – (2) (3,029) 1,463 9,427
Shares outstanding, beginning of year or
period – – 12,601 15,630 27,598 18,171
Shares outstanding, end of year or period 188,848 – 12,599 12,601 29,061 27,598
Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio
Portfolio Optimization Aggressive-Growth
Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class I
Shares sold 272,710 560,019 367,813 312,797 330,775 320,230
Share repurchased (53,194,837) (54,429,510) (42,164,372) (40,213,012) (8,544,471) (8,216,975)
Net Increase (decrease) (52,922,127) (53,869,491) (41,796,559) (39,900,215) (8,213,696) (7,896,745)
Shares outstanding, beginning of year 363,717,615 417,587,106 305,043,373 344,943,588 70,059,754 77,956,499
Shares outstanding, end of year 310,795,488 363,717,615 263,246,814 305,043,373 61,846,058 70,059,754
Class P
Shares sold 5,120 17,679 34,804 53,834 52,767 39,085
Share repurchased (7,344) (6,652) (10,798) (14,161) (9,150) (12,063)
Net Increase (decrease) (2,224) 11,027 24,006 39,673 43,617 27,022
Shares outstanding, beginning of year 105,280 94,253 217,096 177,423 149,113 122,091
Shares outstanding, end of year 103,056 105,280 241,102 217,096 192,730 149,113
12. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
13. SUBSEQUENT EVENTS
At a meeting held on September 18, 2024, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved the redesignation of Class D shares to Class I shares and the termination of the Class D Distribution and Service Plan effective May 1, 2025. The PSF
Avantis Balanced Allocation Portfolio is the only series of the Trust that offers Class D shares. The current waiver for the PSF Avantis Balanced
Allocation Portfolio, which is effective through April 30, 2025, will not be renewed.
PD 1-3 Year Corporate Bond Portfolio PD Aggregate Bond Index Portfolio PD High Yield Bond Market Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class P
Shares sold 7,069,373 26,477,496 12,088,968 15,760,451 4,647,679 1,790,931
Share repurchased (21,853,455) (16,253,108) (19,282,089) (7,290,568) (1,281,830) (13,708,096)
Net Increase (decrease) (14,784,082) 10,224,388 (7,193,121) 8,469,883 3,365,849 (11,917,165)
Shares outstanding, beginning of year 25,590,079 15,365,691 93,318,813 84,848,930 9,464,288 21,381,453
Shares outstanding, end of year 10,805,997 25,590,079 86,125,692 93,318,813 12,830,137 9,464,288
PD Large-Cap Growth Index Portfolio PD Large-Cap Value Index Portfolio PD Mid-Cap Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class P
Shares sold 1,196,696 1,370,634 3,147,085 3,893,595 1,479,032 2,514,150
Share repurchased (2,597,411) (3,579,720) (4,876,309) (3,302,853) (8,635,295) (12,234,838)
Net Increase (decrease) (1,400,715) (2,209,086) (1,729,224) 590,742 (7,156,263) (9,720,688)
Shares outstanding, beginning of year 12,215,901 14,424,987 22,535,595 21,944,853 26,322,989 36,043,677
Shares outstanding, end of year 10,815,186 12,215,901 20,806,371 22,535,595 19,166,726 26,322,989
PD Small-Cap Growth Index Portfolio PD Small-Cap Value Index Portfolio PD Emerging Markets Index Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class P
Shares sold 641,442 668,441 1,858,917 205,837 1,760,751 2,603,352
Share repurchased (454,082) (870,953) (344,208) (2,121,579) (3,067,819) (3,390,012)
Net Increase (decrease) 187,360 (202,512) 1,514,709 (1,915,742) (1,307,068) (786,660)
Shares outstanding, beginning of year 1,754,862 1,957,374 2,498,036 4,413,778 5,587,084 6,373,744
Shares outstanding, end of year 1,942,222 1,754,862 4,012,745 2,498,036 4,280,016 5,587,084
PD International Large-Cap Index
Portfolio
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Class P
Shares sold 4,443,463 7,496,506
Share repurchased (4,583,391) (9,892,428)
Net Increase (decrease) (139,928) (2,395,922)
Shares outstanding, beginning of year 27,160,172 29,556,094
Shares outstanding, end of year 27,020,244 27,160,172
(1) Operations commenced on October 31, 2024.
(2) Operations commenced on October 15, 2024.
(3) Operations commenced on April 30, 2024.
12. SHARES OF BENEFICIAL INTEREST (Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and the Board of Trustees of
Pacific Select Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Pacific Select Fund (the “Trust”) comprising the Bond Plus, Core Income,
Diversified Bond, Floating Rate Income, High Yield Bond, Inflation Managed, Intermediate Bond, Managed Bond, Short Duration Bond, Emerging
Markets Debt, Dividend Growth, Equity Index, Focused Growth, Growth, Hedged Equity, Large-Cap Core, Large-Cap Growth, Large-Cap Plus
Bond Alpha, Large-Cap Value, Mid-Cap Growth, Mid-Cap Plus Bond Alpha (formerly Mid-Cap Equity), Mid-Cap Value, QQQ Plus Bond Alpha,
Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Plus Bond Alpha, Small-Cap Value, Value, Value Advantage, Emerging Markets,
International Equity Plus Bond Alpha, International Growth, International Large-Cap, International Small-Cap, International Value, Health Sciences,
Real Estate, Technology, ESG Diversified, ESG Diversified Growth, PSF Avantis Balanced Allocation, Pacific Dynamix-Conservative Growth,
Pacific Dynamix-Moderate Growth, Pacific Dynamix-Growth, Pacific Dynamix-Aggressive Growth, Portfolio Optimization Conservative, Portfolio
Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth,
PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index,
PD Mid-Cap Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets Index, and PD International Large-Cap Index
Portfolios (the “Portfolios”), including the schedules of investments, as of December 31, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Portfolios, except Bond Plus, Intermediate Bond, Hedged Equity, Large-Cap Plus Bond Alpha, QQQ Plus
Bond Alpha, Small-Cap Plus Bond Alpha, International Equity Plus Bond Alpha, International Growth, ESG Diversified, ESG Diversified Growth,
Pacific Dynamix-Aggressive Growth, and PD Mid-Cap Index Portfolios; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Bond Plus, Intermediate Bond, Hedged Equity, Large-Cap Plus Bond Alpha, QQQ Plus
Bond Alpha, Small-Cap Plus Bond Alpha, International Equity Plus Bond Alpha, International Growth, ESG Diversified, ESG Diversified Growth,
Pacific Dynamix-Aggressive Growth, and PD Mid-Cap Index Portfolios; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios listed above constituting the Trust as of December 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.
Individual Portfolio
Comprising the Pacific Select Fund
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
Bond Plus For the period from October 31, 2024 (commencement of operations) through December 31, 2024.
Intermediate Bond For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022, 2021 and for the period from
October 23, 2020 (commencement of
operations) through December 31, 2020.
Hedged Equity For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022 and for the period from April
30, 2021 (commencement of operations)
through December 31, 2021.
Large-Cap Plus Bond Alpha For the period from October 31, 2024 (commencement of operations) through December 31, 2024.
QQQ Plus Bond Alpha For the period from October 15, 2024 (commencement of operations) through December 31, 2024.
Small-Cap Plus Bond Alpha For the period from October 31, 2024 (commencement of operations) through December 31, 2024.
International Equity Plus Bond Alpha For the period from October 31, 2024 (commencement of operations) through December 31, 2024.
International Growth For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022 and for the period from October
29, 2021 (commencement of operations)
through December 31, 2021.
ESG Diversified For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022 and for the period from April
30, 2021 (commencement of operations)
through December 31, 2021.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the custodian, agent banks, transfer agents, underlying fund managers, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Costa Mesa, California
February 25, 2025
We have served as the auditor of one or more affiliated investment companies of Pacific Select Fund since 1988.
Individual Portfolio
Comprising the Pacific Select Fund
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
ESG Diversified Growth For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022 and for the period from October
29, 2021 (commencement of operations)
through December 31, 2021.
Pacific Dynamix-Aggressive Growth For the period from April 30, 2024 (commencement of operations) through December 31, 2024.
PD Mid-Cap Index For the year ended December 31, 2024. For each of the two years in the period ended December 31, 2024.
For the years ended December 31, 2024,
2023, 2022, 2021 and for the period from
October 23, 2020 (commencement of
operations) through December 31, 2020.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements “Trustees’ fees” under Item 7.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

I.	Introduction and Background

      The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). In addition, PLFA currently directly manages a portion of the Bond Plus, International Equity Plus Bond Alpha, Mid-Cap Plus Bond Alpha, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha and Small-Cap Plus Bond Alpha Portfolios (the “PBA Funds”). For the remaining portion of the PBA Funds and for all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight (the “Sub-Advised Funds”). The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2024.1

      At this meeting and other meetings throughout the year, the Board considered information (both written and oral) provided to assist it in its review of the Agreements and made assessments with respect to each Agreement. The Board requested, received and reviewed written materials from PLFA and each Sub-Adviser that were submitted in response to request letters from the Independent Trustees and supporting materials relating to those questions and responses, as well as additional responses related to any follow-up requests from the Independent Trustees. In addition, the Board received presentations about the Funds throughout the year, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings, which included reports on Fund performance, expenses, fee comparisons, investment advisory and portfolio management services, compliance, and other services provided to the Funds by PLFA and the Sub-Advisers. The Board also reviewed financial and profitability information regarding PLFA and the Sub-Advisers and information regarding the organization and operations of each entity, such as their compliance monitoring, portfolio trading and brokerage practices, risk management, business continuity plan, cybersecurity and the personnel providing investment management and administrative services to

[1]	At the December 11th meeting, the Board did not consider the renewal of the Advisory Agreement relating to the Pacific Dynamix — Aggressive Growth Portfolio, Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio and the Small-Cap Plus Bond Alpha Portfolio, and the Sub-Advisory Agreements relating to the PBA Funds, Value Portfolio, Small-Cap Value Portfolio and Technology Portfolio, as these agreements were not up for renewal at that time.

1

each Fund. The Board considered the services provided to the Funds under the Agreements and the fees and expenses incurred by and charged to (or expected to be incurred by and charged to) the Funds under the Agreements.

      The Board noted that as the investment adviser, PLFA, in addition to directly managing all or a portion of certain portfolios, provides a broad range of services to the Trust, including among others: overseeing and coordinating the activities of Sub-Advisers and other third-party service providers, evaluating Sub-Advisers in connection with its recommendations to the Board to hire or terminate Sub-Advisers, making regulatory filings (including disclosure and financial filings) on behalf of the Trust, monitoring fund performance, performing risk oversight of the Funds, providing the Board with information and reports as may be requested, providing valuation support, administering the Trust’s liquidity risk management program and derivatives risk management program, providing compliance-related services and providing personnel and office space to the Trust. These responsibilities are described in more detail below. The Trustees also considered that PLFA incurs substantial reputational, financial, litigation, regulatory and business risks by serving as investment adviser. The Board took into account that PLFA and its affiliates provide additional services to the Funds under other affiliated service agreements that are essential for the operation of the Funds and that although PLFA and its affiliates are separately compensated under those affiliated service agreements, these additional services are provided in connection with PLFA’s advisory relationship with the Funds. The Board also received information on the overall profitability to Pacific Life Insurance Company (“Pacific Life”) of the variable insurance products, which are supported by the Trust.

      The Board reviewed data provided by PLFA that was gathered from various independent providers of investment company data to provide the Board with information regarding the Funds’ investment performance, advisory fees and expense information (both on an absolute basis and compared to peers). Additionally, the Independent Trustees retained an independent consultant (“Independent Consultant”) with substantial industry experience in providing investment company boards with analysis to assist directors and trustees with their annual 15(c) review process, to assist the Trustees with certain of their analyses and to provide other relevant information. In connection with the analysis, the Independent Consultant utilized and provided the Independent Trustees with information obtained from independent service providers as well as from other sources.

      The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel and information from the Independent Consultant that they had retained. This discussion is not intended to be all-inclusive.

II.                Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

In evaluating the Advisory Agreement and each Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services

PLFA – The Trustees considered the depth and quality of PLFA’s investment management process,

2

including its process to evaluate Sub-Advisers in connection with its recommendations to the Board to hire or terminate Sub-Advisers, its monitoring and oversight of the Sub-Advisers, and the benefits to shareholders of retaining PLFA and continuing the Advisory Agreement in light of the nature, extent, and quality of the services that have been provided by PLFA since the Advisory Agreement was last renewed. The Trustees considered the overall financial strength and stability of PLFA and its ability to continue to provide a high level and quality of services to the Funds. They also considered PLFA’s responsiveness to questions or concerns raised by the Trustees throughout the year, including PLFA’s willingness to consider and implement investment and operational changes designed to improve investment results and the services provided to the Funds and their shareholders. The Trustees noted that, with respect to certain portfolios, PLFA had implemented a derivatives risk management program in accordance with Rule 18f-4 under the 1940 Act. The Trustees also noted that the Board had designated PLFA as its “valuation designee” to perform fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act and that PLFA had recently implemented measures to comply with newly adopted Securities and Exchange Commission rules applicable to the Funds, including the new tailored shareholder reports. The Trustees additionally noted that PLFA was working towards implementing the newly adopted amendments to the “Names Rule”.

The Trustees noted that officers and employees of PLFA regularly consult with, and report to, the Board regarding the investment management services provided to the Funds. The Trustees considered the experience, capability and integrity of PLFA’s senior management and other key personnel. The Trustees noted that the investment, legal, compliance, risk management and accounting professionals of PLFA and its affiliates have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and risk analysis, security valuation and fund accounting. The Trustees took into account the scope of services provided by PLFA under the Advisory Agreement. The Trustees considered that although PLFA is separately compensated through an administration agreement for time spent on Fund matters by certain legal, compliance and accounting professionals of PLFA and its affiliates for services outside the scope of the Advisory Agreement, these services are being provided as a result of PLFA’s advisory relationship with the Funds. The Trustees further considered PLFA’s continuing need and ability to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide appropriate investment management, compliance, risk management and monitoring services for the Funds. The Trustees also considered the additional resources that PLFA has continued to invest in in order to enhance its management and oversight of the Funds, including additional tools designed to ensure the Funds’ compliance with new laws and regulations. The Trustees considered that PLFA employs a well-defined method of comparing and evaluating the performance of the Directly Managed Funds and continues to employ resources to refine that method. In addition, the Trustees considered PLFA’s sub-adviser research and performance monitoring processes and the role of PLFA’s internal conflicts review committee in considering and evaluating potential conflicts of interest with regard to Sub-Adviser selection and asset allocation.

Directly Managed Funds – The Trustees considered the services provided by PLFA in rendering investment management services for those Funds for which the day-to-day investment management is provided by PLFA. The Trustees considered that PLFA is responsible for identifying investments for each Directly Managed Fund and determining when and what securities, cash and/or other investments to purchase, retain, or sell for each Directly Managed Fund. The Trustees also considered that PLFA has been designated as the valuation designee for the Directly Managed Funds and is responsible for the valuation of portfolio securities, including, but not limited to, the review of custodian pricing files, research and analysis related to fair valued securities and due diligence oversight of pricing vendors. The Trustees additionally noted that PLFA is responsible for evaluating and voting proxies for portfolio holdings of the Directly Managed Funds. The Trustees also considered, among other things, PLFA’s experience, resources and expertise in analyzing the composition of the various Funds that serve as investment options for the Directly Managed Funds (collectively, the “Underlying Funds”) and in developing an asset allocation that is appropriate for each Directly Managed Fund’s investment objectives and risk profile. The Trustees

3

considered, in this regard, the tools and resources used by PLFA in constructing its asset allocation models. The Trustees also considered the considerable effort undertaken by PLFA to enhance its asset allocation process to make it more dynamic and provide PLFA with enhanced flexibility.

The Trustees also considered that PLFA provides certain additional services to the Funds outside the scope of the Advisory Agreement, for which it is compensated pursuant to a separate administration agreement with the Funds, and that such services are essential for the administration and operation of the Funds, including administration of the Funds’ compliance program. In this regard, the Trustees considered PLFA’s policies, procedures and systems to ensure compliance with applicable laws and regulations with respect to the Directly Managed Funds, its attention to matters that may involve conflicts of interest between itself and a Fund, and that all material rebalancing of PLFA’s asset allocation models are presented to an internal conflicts review committee that considers and evaluates potential conflicts of interest in the allocation among the Underlying Funds. The Trustees considered the report of PLFA’s internal conflicts review committee and also reviewed information provided throughout the year on PLFA’s compliance policies and procedures, its compliance history, and received reports from the Trust’s Chief Compliance Officer (“CCO”) on compliance by PLFA with applicable laws and regulations. The Trustees also reviewed information on any responses by PLFA to regulatory and compliance developments throughout the year. The Trustees further noted the compliance monitoring conducted by PLFA on an ongoing basis and noted the development of additional procedures and systems necessary to maintain compliance with applicable laws and regulations as well as the resources that PLFA dedicates to these programs. The Trustees considered that the CCO has in place a systematic process for periodically reviewing PLFA’s written compliance policies and procedures, including the assessment of PLFA’s compliance program as required by Rule 38a-1 under the 1940 Act and PLFA’s code of ethics. The Trustees also considered that PLFA continues to cooperate with the CCO in reviewing its compliance operations.

Sub-Advised Funds – The Trustees considered that PLFA recommends to the Board the hiring and termination of Sub-Advisers and performs the associated due diligence relating to such recommendations, the risk and performance oversight of the Sub-Advisers performed by PLFA and the fact that PLFA provides valuation support and has been designated as the valuation designee for Sub-Advised Funds. The Trustees noted PLFA’s responsibilities in rendering services to the Sub-Advised Funds and the fact that PLFA monitors and evaluates the performance of the Sub-Advisers in comparison to each Fund’s investment objective as well as to appropriate benchmark indices and groups of peer funds. The Trustees also considered that PLFA monitors each Sub-Advised Fund’s adherence to its investment objectives and policies. The Trustees noted that PLFA provides the Board with periodic and special reports related to each Sub-Advised Fund’s performance and PLFA’s investment monitoring and evaluation. The Trustees also considered PLFA’s process in continuously analyzing and, from time to time as necessary and appropriate, recommending for consideration by the Board, the termination of a Sub-Advisory Agreement with a Sub-Adviser and the replacement of a Sub-Adviser.

For both the Directly Managed Funds and Sub-Advised Funds, the Trustees considered the high quality of the products, information, analyses and services provided by PLFA to the Funds, including return analysis, attribution analysis, risk analysis and/or stress testing, preparation of periodic performance and other reports, assessment of liquidity, analysis of derivatives, including the ongoing operation of the derivatives risk management program, and coordination and oversight of other service providers to the Trust. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders, including regulatory developments and their potential impact on the Trust.

For the Sub-Advised Funds that are also Underlying Funds in which the Directly Managed Funds invest, the Trustees considered the analyses conducted by PLFA of the Underlying Funds and a Sub-Adviser’s management of an Underlying Fund in the broader context of asset allocation strategies intended to target certain return and risk characteristics. The Trustees noted that PLFA has historically recommended

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new Underlying Funds or changes to existing Underlying Funds that PLFA believed would contribute to the Directly Managed Funds’ targeted return and risk objectives. The Trustees also took into account PLFA’s continuing analysis of the Underlying Funds and each Sub-Adviser’s investment performance for the impact on broader asset allocation strategies for the Directly Managed Funds.

The Trustees considered the depth and quality of PLFA’s monitoring and oversight of the Sub-Advisers. The Board noted that PLFA monitors numerous investment, performance, and risk metrics for the Funds. The Trustees considered PLFA’s continued investment in, and development of, its research and analytical capabilities, including investments in personnel and enhanced analytical tools for assessing Fund performance and the performance of the Sub-Advisers, including analytical tools relating to return analysis, risk analysis, and Fund performance attribution and reporting on such matters to the Trustees. The Trustees noted that PLFA uses these tools to analyze a Fund’s performance and risk profile and identify Funds that are underperforming as well as those that are performing well, and to analyze the Funds’ performance against various measures. The Board considered that PLFA also conducts various analyses to assess the sources of and reasons for performance. Additionally, the Trustees noted that PLFA has worked to customize performance reporting for Funds depending on their investment strategy to include the most relevant data. The Board noted that PLFA provides the Board with analyses of these data over rolling periods to assist the Board in identifying trends in Fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance. The Trustees also noted that PLFA has developed effective methods for tracking the Sub-Advisers’ investment style consistency, for analyzing the use of derivatives by Sub-Advisers and for monitoring Fund liquidity.

In making their assessments, the Trustees considered that PLFA has historically exercised diligence in monitoring the performance of the Sub-Advisers and has recommended and taken measures to attempt to remedy continued relative underperformance by a Fund when PLFA and the Trustees believed it to be appropriate. The Trustees also considered the significant work performed by PLFA in conducting searches for new Sub-Advisers to replace existing Sub-Advisers where appropriate or to manage new Funds in the Trust.

The Board also noted that PLFA conducts regular due diligence on Sub-Advisers involving in-person meetings and virtual or on-site visits, video meetings and telephonic meetings to gather information that PLFA uses to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a Fund or a Fund’s performance, including, but not limited to, a Sub-Adviser’s investment process, investment capabilities, resources and personnel, the financial strength of a Sub-Adviser, significant staffing changes that could affect a Fund, material changes in a Sub-Adviser’s assets under management, compliance and regulatory concerns, best execution review and portfolio security valuation support.

The Trustees considered the time and attention paid by PLFA to matters involving the valuation of Fund securities for the Sub-Advised Funds and its designation as the valuation designee for the Sub-Advised Funds. The Trustees considered that PLFA has established a Valuation Oversight Committee that is responsible for, among other things, researching and evaluating information regarding securities that are not actively or publicly traded, valuing securities subject to a trading halt or for which a market quotation is not readily available or is determined to be unreliable, the valuation of equity securities traded in foreign markets, oversight of and due diligence on pricing vendors and the development of alternate valuation methodologies.

The Trustees considered PLFA’s oversight, review and analysis of trade execution reports and trends in trade execution for the Sub-Advised Funds. The Trustees noted that PLFA works with a third-party transaction cost analysis consultant that provides statistical analysis on portfolio trading, and that

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PLFA presents information about the Funds’ portfolio trading costs to the Board annually and, where warranted, engages in a dialogue with personnel of a Sub-Adviser on trading costs and the quality of execution. The Board also noted that PLFA conducts regular review and analysis of each Sub-Adviser’s use of research obtained with commissions paid to broker-dealers for executing portfolio transactions (“soft dollars”) and presents information about the Sub-Advisers’ use of soft dollars to the Board annually and, where deemed necessary, discusses such soft dollar use with Sub-Advisers.

The Trustees also considered PLFA’s implementation of transition management programs when handling significant changes in the Funds, such as cash movements between the Funds arising from reallocations by the Portfolio Optimization Funds and Pacific Dynamix Funds and the transition of Fund assets from one Sub-Adviser to another, including steps taken by PLFA to reduce transaction costs associated with a Fund transition. The Trustees considered that PLFA coordinates the onboarding process for new Sub-Advisers and oversees the establishment of necessary accounts and documentation for the Sub-Advisers to begin managing Fund assets.

In addition to the services described above, the Trustees also considered the compliance monitoring that PLFA and its affiliates conduct on the Sub-Advisers and the commitment of PLFA and its affiliates to those programs and PLFA’s efforts to keep the Trustees informed about the compliance programs of Sub-Advisers. In this regard, the Trustees reviewed information and reports from the Trust’s CCO on compliance by the Sub-Advisers with applicable laws and regulations. The Trustees considered that the CCO has in place a systematic process for periodically reviewing each Sub-Adviser’s written compliance policies and procedures, including the assessment of each Sub-Adviser’s compliance program as required by Rule 38a-1 under the 1940 Act, and each Sub-Adviser’s code of ethics. The Trustees considered that PLFA is compensated through a separate administration agreement for the administration of the Funds’ compliance program. The Trustees also considered that each Sub-Adviser continues to cooperate with the CCO in reviewing its compliance operations.

Sub-Advisers. The Trustees considered the benefits to shareholders of retaining each Sub-Adviser and continuing the Sub-Advisory Agreements for the Sub-Advisers, particularly in light of the nature, extent, and quality of the services that have been provided by the Sub-Advisers. The Trustees considered the services provided by each Sub-Adviser in rendering investment management services to a Sub-Advised Fund. The Trustees considered that each Sub-Adviser is responsible for identifying investments for a Sub-Advised Fund and determining when and what securities, cash and/or other investments to purchase, retain, or sell for a Sub-Advised Fund. The Trustees also considered that each Sub-Adviser is responsible for evaluating and voting proxies for portfolio holdings of a Sub-Advised Fund. The Trustees considered the quality of the portfolio management services which have benefited and should continue to benefit the Sub-Advised Funds and their shareholders, the organizational depth and resources of the Sub-Advisers, including the background and experience of each Sub-Adviser’s management personnel, and the expertise of each Sub-Adviser’s portfolio management team, as well as the investment methodology used by the Sub-Adviser. The Trustees also considered that each Sub-Adviser provides PLFA with information that assists PLFA in performing its oversight role, including information about the Sub-Adviser’s compliance program.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PLFA and each Sub-Adviser.

B.	Investment Results

The Trustees considered the investment results of each Fund in light of its investment objective, investment strategies and market conditions. The Trustees compared each Fund’s total returns with the total returns of a group of appropriate peer funds (each a “Selected Performance Peer Group”), which were selected by the Independent Consultant based on its proprietary methodology, and the Trustees reviewed a

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description of the Independent Consultant’s methodology for selecting the peer funds in each Selected Performance Peer Group. In addition, with respect to Funds other than the Directly Managed Funds, the Trustees compared each Fund’s total returns with the total returns of the Fund’s broad-based market index, sector index, composite index or an alternative index selected by the Independent Consultant, as applicable (each, a “primary benchmark”). With respect to the Directly Managed Funds, the Trustees compared each Fund’s total returns with the total returns of a custom benchmark that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund.

The information provided to the Trustees included each Fund’s performance record for the one-, three-, five- and ten-year or since inception periods ended September 30, 2024, as available, compared to the applicable benchmark and Selected Performance Peer Group. With respect to the actively managed Funds, the Trustees placed greater emphasis on a Fund’s performance against peers as opposed to the unmanaged benchmark index. With respect to those Funds that pursue an index strategy, the Trustees placed greater emphasis on the tracking error of a Fund against its target index as opposed to performance against peers.

The Trustees considered the performance of each Fund on a case-by-case basis and noted that some Funds had outperformed their Selected Performance Peer Group over certain periods and/or exceeded the return of their respective benchmark while others underperformed their Selected Performance Peer Group over certain periods and/or trailed the return of their respective benchmark. In considering each Fund’s investment results, the Board placed greater emphasis on each Fund’s longer-term performance track record rather than shorter-term performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing a Fund’s performance against its Selected Performance Peer Group, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the Selected Performance Peer Group. With respect to actively managed Funds, when reviewing a Fund’s performance against its benchmark, the Board took into account the potential differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.

Therefore, in reviewing a Fund that is currently underperforming its Selected Performance Peer Group and/or its benchmark, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. In the case of the Underlying Funds, the Board also took into account the views of PLFA about the role of a particular Fund within a broader asset allocation strategy for the Directly Managed Funds and whether the Fund was performing in accordance with PLFA’s expectations. Where there had been a change in Sub-Adviser for a Fund, the Board took into account that the current Sub-Adviser was only responsible for certain portions of the Fund’s performance record. The Trustees discussed with PLFA the fact that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Trustees discussed these Funds with representatives of PLFA, including an assessment of the investment approach used by the Sub-Advisers, and the investment approach used by PLFA with respect to the Directly Managed Funds, as well as the oversight and monitoring by PLFA as the investment adviser, to gain an understanding of any recurring or material underperformance and to assess whether any actions would be appropriate. In addition, the Board considered any specific actions that PLFA or a Sub-Adviser has taken, or agreed to take, to seek to enhance the investment performance of a Fund, and the results of those actions.

In reviewing the performance of each Fund, the Board took into account, among other things, the Fund’s performance track record. The following summary highlights certain, but not all, relevant facts considered by the Board with respect to the Fund’s performance track record.

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PSF Avantis Balanced Allocation Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and three-year periods and outperformed for the five-year period and ranked in the third quintile of its Peer Group for the one-, three- and five-year periods. In evaluating the performance of the Fund, the Board also considered that they had approved a change in the Fund’s principal investment strategies effective November 1, 2022 and that performance prior to that time reflects the prior investment strategies.

Core Income Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period and outperformed for the three- and five-year periods and ranked in the fourth quintile of its Peer Group for the one-year period and the first quintile for the three- and five-year periods.

Diversified Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and outperformed for the ten-year period and ranked in the fifth quintile of its Peer Group for the one-, three- and five-year periods and the second quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since November 2023 and that performance since that time has improved.

Dividend Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and outperformed for the ten-year period and ranked in the fifth quintile of its Peer Group for the one- and five-year periods, in the fourth quintile for the three-year period and the third quintile for the ten-year period. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that the Fund remains on the “watch list” and PLFA will closely monitor the Fund for continued improved performance.

Emerging Markets Debt Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and ten-year periods, performed in line for the five-year period and outperformed for the three-year period and ranked in the fourth quintile of its Peer Group for the one-year period, the first quintile for the three-year period and the third quintile for the five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since October 2021. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA will closely monitor the Fund for improved performance.

Emerging Markets Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three-, five- and ten-year periods. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA planned to make a recommendation at the March 2025 meeting to change to a different

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sub-adviser.

Equity Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

ESG Diversified Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and ranked in the second quintile of its Peer Group for the one-year period. In evaluating the performance of the Fund, the Board considered that the Fund commenced investment operation in October 2021 and had not been in operation for a sufficient time period to establish a meaningful track record.

ESG Diversified Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods and ranked in the second quintile of its Peer Group for the one- and three-year periods.

Floating Rate Income Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-year period and the first quintile for the three-, five- and ten-year periods.

Focused Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and ten-year periods and underperformed for the three- and five-year periods and ranked in the second quintile of its Peer Group for the one- and ten-year periods and the fourth quintile for the three- and five-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA has added the Fund to its “watch list” and will closely monitor the Fund for improved performance.

Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and ten-year periods, performed in line for the three-year period and underperformed for the five-year period and ranked in the third quintile of its Peer Group for the one- and three-year periods, the fourth quintile for the five-year period and the second quintile for the ten-year period.

Health Sciences Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and five-year periods and outperformed for the three- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-year period, the first quintile for the three- and ten-year periods and the third quintile for the five-year period.

Hedged Equity Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year

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periods and ranked in the first quintile of its Peer Group for the one-year period and the second quintile for the three-year period.

High Yield Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and ten-year periods and outperformed for the three- and five-year periods and ranked in the third quintile of its Peer Group for the one- and ten-year periods and the second quintile for the three- and five-year periods.

Inflation Managed Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-, three-, five- and ten-year periods.

Intermediate Bond Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year period and ranked in the second quintile of its Peer Group for the one-year period and the first quintile for the three-year period.

International Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and ranked in the second quintile of its Peer Group for the one-year period. In evaluating the performance of the Fund, the Board considered that it had commenced investment operation in October 2021 and had not been in operation for a sufficient time period to establish a meaningful track record.

International Large-Cap Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

International Small-Cap Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and outperformed for the three-year period and ranked in the fifth quintile of its Peer Group for the one- and ten-year periods and the third quintile for the three- and five-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since November 2021. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA will closely monitor the Fund for improved performance.

International Value Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-year period and the first quintile for the three-, five- and ten-year periods.

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Large-Cap Core Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods and underperformed for the five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-year period and the third quintile for the three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since May 2022.

Large-Cap Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and ten-year periods and underperformed for the three- and five-year periods and ranked in the first quintile of its Peer Group for the one-year period, the fourth quintile for the three- and five-year periods and the third quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since May 2023 and that underperformance for the three- and five-year periods was driven by the previous Sub-Adviser.

Large-Cap Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one- and three-year periods and the third quintile for the five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA has added the Fund to its “watch list” and will closely monitor the Fund for improved performance.

Managed Bond Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods and performed in line for the five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-, five- and ten-year periods and the second quintile for the three-year period.

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)

The Fund outperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and underperformed for the three-year period and ranked in the second quintile of its Peer Group for the one- and five-year periods, the fourth quintile for the three-year period and the first quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective November 2024 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Mid-Cap Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and three-year periods and outperformed for the five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one- and three-year periods and the second quintile for the five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that PLFA has added the Fund to its “watch list” and will closely monitor the Fund

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for improved performance.

Mid-Cap Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period and outperformed for the three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-year period and the second quintile for the three-, five- and ten-year periods.

Pacific Dynamix - Conservative Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and underperformed for the three-year period and ranked in the third quintile of its Peer Group for the one- and three-year periods and the second quintile for the five- and ten-year periods.

Pacific Dynamix - Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one- and five-year periods, the third quintile for the three-year period and the first quintile for the ten-year period.

Pacific Dynamix - Moderate Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and underperformed for the three-year period and ranked in the third quintile of its Peer Group for the one-, three- and ten-year periods and the second quintile for the five-year period.

Portfolio Optimization Aggressive-Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and ten-year periods and underperformed for the three- and five-year periods and ranked in the third quintile of its Peer Group for the one- and five-year periods, the fourth quintile for the three-year period and the second quintile for the ten-year period.

Portfolio Optimization Conservative Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods and underperformed for the five- and ten-year periods and ranked in the second quintile of its Peer Group for the one- and three-year periods, the third quintile for the five-year period and the fourth quintile for the ten-year period.

Portfolio Optimization Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and underperformed for the three-year period and ranked in the third quintile of its Peer Group for the one- and five-year periods, the fourth quintile for the three-year period and the second quintile for the ten-year period.

Portfolio Optimization Moderate-Conservative Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period, underperformed for the three- and five-year periods and performed in line for the ten-year period and ranked in the second quintile of its Peer Group for the one-year period, the fourth quintile for the three- and five-

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year periods and the third quintile for the ten-year period.

Portfolio Optimization Moderate Portfolio

The Fund performed in line with its Selected Performance Peer Group median for the one-year period and underperformed for the three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-year period and the fourth quintile for the three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods. The Board also discussed and considered the enhancements PLFA has made, and continues to make, to address performance.

Real Estate Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period, performed in line for the three- and ten-year periods and outperformed for the five-year period and ranked in the fifth quintile of its Peer Group for the one-year period, the third quintile for the three- and ten-year periods and the second quintile for the five-year period.

Short Duration Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fourth quintile of its Peer Group for the one-, five- and ten-year periods and the third quintile for the three-year period. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board also considered that PLFA will closely monitor the Fund for improved performance.

Small-Cap Equity Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and underperformed for the three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one- and ten-year periods, the fifth quintile for the three-year period and the fourth quintile for the five-year period. In evaluating the performance of the Fund, the Board also considered that one Sub-Adviser manages a sleeve of the Fund using an active management style, while the other Sub-Adviser manages a sleeve of the Fund using an index management (or passive) style. The Board considered the performance of each sleeve separately in evaluating the Sub-Advisers, noting that underperformance for the three- and five-year periods has been related to the passive sleeve, and that the Fund is overweight to the Sub-Adviser that uses an active management style as active management has been outperforming. The Board also considered that PLFA will closely monitor the Fund for continued improved performance.

Small-Cap Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three- and five-year periods and the fourth quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund only since May 2020, PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board also considered that the Fund remains on the “watch list”

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and PLFA will closely monitor the Fund for improved performance.

Small-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

Small-Cap Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective May 2024 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Technology Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods, performed in line for the five-year period and underperformed for the ten-year period and ranked in the first quintile of its Peer Group for the one-year period, the second quintile for the three-year period, the third quintile for the five-year period and the fifth quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective May 2024 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Value Advantage Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period, performed in line for the three-year period and underperformed for the five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-year period, the third quintile for the three- and ten-year periods and the fourth quintile for the five-year period.

Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective November 2024 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

PD 1-3 Year Corporate Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period and outperformed for the three-, five- and ten-year periods and ranked in the fourth quintile of its Peer Group for the one-year period, the first quintile for the three- and five-year periods and first out of three funds in its Peer Group for the ten-year period.

PD Aggregate Bond Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

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PD Emerging Markets Index Portfolio

The Fund had a higher tracking error than the median tracking error of its Selected Performance Peer Group. In evaluating the performance of the Fund, the Board considered that the Fund had changed to an index fund and engaged a new Sub-Adviser in April 2021 and that since then, the Fund’s tracking error has been reduced. The Board also considered that replicating the index in the emerging market equity universe is more challenging due to numerous less-liquid country exposures in the index.

PD High Yield Bond Market Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

PD International Large-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Large-Cap Growth Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Large-Cap Value Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Mid-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Small-Cap Growth Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Small-Cap Value Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

*****

The Trustees reviewed the monitoring of each Sub-Adviser’s investment results by PLFA, including PLFA’s historical practice of recommending to the Trustees a change in Sub-Adviser when circumstances warrant. Generally, the Trustees noted that there continues to be a record of well-managed Funds that are appropriate to serve as Underlying Funds for the Directly Managed Funds and that the Directly Managed Funds provide a range of professionally managed asset allocation investment options. The Trustees considered the steps PLFA has taken to seek to improve performance of the Directly Managed

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Funds, including ongoing assessment of asset allocation determinations, diversifying asset class investment options by adding additional Underlying Funds, and adding or changing Sub-Advisers to the Underlying Funds. The Trustees also noted that the Funds continue to deliver the investment style as disclosed to shareholders. The Trustees also noted the use by investors of the Directly Managed Funds and the benefits the Directly Managed Funds provide for shareholders generally. The Trustees also noted that certain of the Underlying Funds are also available as investment options outside of the Directly Managed Funds.

The Board concluded that PLFA continues to have a long record of effectively managing a multi-manager fund group and asset allocation funds designed to give shareholders a reasonable array of choices through which to implement their investment programs. The Board further concluded that PLFA was appropriately implementing each Fund’s investment objective either directly or through the selection of Sub-Advisers and that PLFA’s record in managing each Fund indicates that PLFA’s continued management, as well as the continuation of the respective Sub-Advisory Agreements, will benefit each Fund and its shareholders.

C.	Advisory Fees and Total Expense Ratios

The Trustees requested, received and reviewed information from PLFA relating to the advisory fees paid by the Funds and the sub-advisory fees paid by PLFA, including the portion of the advisory fees paid to each Sub-Adviser as compared to the portion retained by PLFA. The Trustees considered the nature and quality of the services provided by PLFA and also considered the nature and quality of services provided by each Sub-Adviser. The Independent Trustees also requested and reviewed information from the Independent Consultant along with the Independent Consultant’s analysis of advisory fees, sub-advisory fees and total expenses, including any applicable service or distribution fees, which were selected by the Independent Consultant for purposes of the peer group expense comparisons (“Operating Expenses”). The Trustees reviewed the advisory fees, sub-advisory fees and Operating Expenses of each Fund and compared advisory fees and expenses with the fees and expense levels of a group of appropriate peer funds identified by the Independent Consultant (each a “Selected Expense Peer Group”). The Trustees reviewed a description of the Independent Consultant’s methodology for constructing the Selected Expense Peer Groups, noting that each Selected Expense Peer Group includes a group of similarly-sized funds with comparable strategies and similar operating structures. With respect to the Portfolio Optimization Funds, the Selected Expense Peer Group information is used to review the Funds’ expenses, excluding acquired fund fees and expenses, to the peer group. The Trustees also compared the net expense ratio (including acquired fund fees and expenses) with the average net expense ratio of funds in the Morningstar Category determined to be similar to the relevant Portfolio Optimization Fund (“Comparable Peer Fund Average”).

A summary of certain comparative fee and expense information considered by the Trustees for each Fund is provided below.

PSF Avantis Balanced Allocation Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.06% of its advisory fee.

Core Income Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median

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advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Diversified Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Dividend Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.03% of its advisory fee.

Emerging Markets Debt Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Emerging Markets Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Equity Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

ESG Diversified Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense

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Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

ESG Diversified Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Floating Rate Income Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked fifth out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group.

Focused Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Health Sciences Portfolio

The Trustees considered that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fifth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Hedged Equity Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked second out of the five funds in its Selected Expense Peer Group.

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High Yield Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Inflation Managed Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Intermediate Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

International Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

International Large-Cap Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.03% of its advisory fee.

International Small-Cap Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked fourth out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked second out of the five funds in its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.015% of its advisory fee.

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International Value Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Large-Cap Core Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Large-Cap Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.08% of its advisory fee.

Large-Cap Value Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Managed Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.015% of its advisory fee.

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

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Mid-Cap Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.025% of its advisory fee.

Mid-Cap Value Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Conservative Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Moderate Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Portfolio Optimization Aggressive - Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

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Portfolio Optimization Conservative Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Portfolio Optimization Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Portfolio Optimization Moderate-Conservative Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Portfolio Optimization Moderate Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Real Estate Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.09% of its advisory fee.

Short Duration Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its

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Selected Expense Peer Group.

Small-Cap Equity Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.10% of its advisory fee.

Small-Cap Growth Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Small-Cap Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Small-Cap Value Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.17% of its advisory fee.

Technology Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.11% of its advisory fee.

Value Advantage Portfolio

The Trustees considered that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected

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Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.02% of its advisory fee.

Value Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.085% of its advisory fee.

PD 1-3 Year Corporate Bond Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked first out of the four funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked first out of the four funds in its Selected Expense Peer Group.

PD Aggregate Bond Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

PD Emerging Markets Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked second out of the five funds in its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.28% of its advisory fee.

PD High Yield Bond Market Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD International Large-Cap Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer

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Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.06% of its advisory fee.

PD Large-Cap Growth Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD Large-Cap Value Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked first out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked first out of the five funds in its Selected Expense Peer Group.

PD Mid-Cap Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD Small-Cap Growth Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

PD Small-Cap Value Index Portfolio

The Trustees considered that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

*****

During their review, the Trustees considered that all the Funds, except the Portfolio Optimization Funds and the Underlying Funds of the Pacific Dynamix Funds, were subject to contractual expense limitations on certain operating expenses agreed to by PLFA.

With respect to the Portfolio Optimization Funds, the Trustees considered the fees that PLFA receives for sub-advisory services to similarly managed funds and the differences in services provided that

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are germane to the differences in fees. The Trustees also considered information from the Sub-Advisers regarding the comparative sub-advisory fees charged under other investment advisory contracts for similarly managed accounts, such as contracts of each Sub-Adviser with other similarly managed registered investment companies or other types of clients. The Trustees noted that in many cases there were differences in the level of services provided to the Funds by the Sub-Advisers and that the level of services provided by these Sub-Advisers on these other accounts differed due to the nature of the accounts or because there were other reasons to support the difference in fees, such as an affiliation between the Sub-Adviser and the account. These differences often explained variations in fee schedules. The Trustees were mindful that the Sub-Advised Funds’ fee rates were the result of arms’-length negotiations between PLFA and the Sub-Advisers. In all cases, the Trustees considered that all sub-advisory fees are paid by PLFA and are not paid directly by a Fund.

The Board concluded that the advisory fees, sub-advisory fees and total expenses of each Fund were fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees reviewed information provided by PLFA regarding PLFA’s costs of sponsoring and operating the Funds and information regarding the profitability of PLFA from each Fund. For the Sub-Advised Funds, the Trustees also reviewed information provided by the Sub-Advisers regarding their costs in managing the Sub-Advised Funds and their profitability from the Funds.

PLFA and the Sub-Advisers’ Costs and Profitability. The Trustees noted that, based on the data available, PLFA appears to be providing and operating products that are competitively priced with other funds, especially other multi-manager and asset allocation funds and funds that support variable annuity and variable life insurance products. The Trustees noted PLFA’s willingness to build its investment capabilities and to sponsor new funds that PLFA believed would improve the menu of offerings for contract owners or that would benefit the Directly Managed Funds, despite the potential subsidies required by PLFA during a new Fund’s start-up phase. Based on information received, the Trustees further noted that Pacific Life’s overall profitability on variable annuity insurance products, which are supported by the Trust, appeared reasonable at the current time. The Trustees also noted that the analysis of the Trust’s profitability to PLFA supported a conclusion that PLFA’s costs and profitability are reasonable, whether considered inclusive or exclusive of distribution costs.

The Trustees also reviewed information provided regarding the structure and manner in which PLFA’s investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered PLFA’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees also considered the organizational strengths of the Sub-Advisers and their ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that provide services to the Sub-Advised Funds.

With respect to the Sub-Advisers, the Trustees noted that it was difficult in many cases to accurately determine or evaluate the Sub-Advisers’ costs and the profitability of the Sub-Advisory Agreements to the Sub-Advisers because of, among other things, the differences in the types and content of information provided by the Sub-Advisers, the fact that many Sub-Advisers manage substantial assets other than the Funds and, further, that any such assessment would involve assumptions regarding the Sub-Advisers’ expense allocation policies, capital structure, cost of capital, business mix and other factors.

Accordingly, the Trustees considered the data described above in light of the arms’-length nature of the relationship between PLFA and the Sub-Advisers with respect to the negotiation of fund sub-advisory

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fees and the fact that such fees are paid by PLFA.

Economies of Scale. The Trustees noted and considered the extent to which economies of scale are realized by PLFA and the Sub-Advisers as each Fund grows, and whether advisory fee levels reflect economies of scale as the Funds grow in size. The Trustees noted PLFA’s commitment to competitive total expenses of certain Funds through expense limitation agreements and/or advisory fee waivers. The Trustees also noted PLFA’s and its affiliates’ consistent reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, product innovations and customer service. The Trustees considered information relating to economies of scale provided by PLFA, and PLFA’s willingness to discuss and evaluate the topic of economies of scale with the Trustees. The Independent Trustees requested and reviewed an analysis provided by the Independent Consultant of the asset-based breakpoint schedule for each Fund, as applicable. The Independent Trustees noted that the breakpoints offer potential savings to shareholders of many of the Funds.

The Trustees considered that the advisory fee schedules contained one or more breakpoints reducing the rate of the advisory fee as Fund assets grow for all Funds except the Hedged Equity Portfolio, Directly Managed Funds and PBA Funds. The Independent Trustees noted that the Portfolio Optimization Funds and Pacific Dynamix Funds are funds-of-funds that invest in other Funds of the Trust, most of which have advisory fee schedules containing one or more breakpoints that reduce the total advisory fees paid by shareholders of these Directly Managed Funds as assets grow. With respect to the Portfolio Optimization Funds, the Trustees noted that the advisory fee was initially priced to scale, whereby the fee was set at an amount that takes into account the projected size of the Funds. The Independent Trustees considered that PLFA seeks to price Funds to scale from inception by considering the size of the initial investment in a Fund rather than implementing breakpoints at lower asset levels. The Trustees also considered PLFA’s willingness to reduce its own fees through certain advisory fee waivers and expense limitation agreements, whereby PLFA will reimburse the Funds for certain expenses that exceed stated expense caps.

The Trustees noted that PLFA and its affiliates had consistently reinvested in the business in the form of improvements in technology, product innovations, personnel and resources. The Trustees further noted that Pacific Life had also consistently reinvested in the business with respect to the variable products to which the Trust serves as the underlying investment vehicle.

The Trustees additionally noted that economies of scale were difficult to measure with precision, particularly on a Fund-by-Fund basis. This analysis is complicated by the additional services and content provided by PLFA and its affiliates through reinvestment in the business, as discussed above. The Trustees considered that the Funds are well managed and provide shareholders with sophisticated asset allocation investment options at reasonable fee levels. The Board noted that PLFA had taken steps to ensure that shareholders benefit by negotiating favorable terms with service providers.

The Board determined that PLFA and its affiliates are sharing economies of scale given its commitment to competitive total expenses of the Funds, the use of breakpoints in certain of the Funds, and the consistent reinvestment in the business in the form of improvements in technology and other resources and investments in personnel. The Board further considered that it will continue to review whether there are additional economies of scale that will be realized as the Funds grow that can be shared with shareholders. The Board concluded that the Funds’ cost structures were reasonable, and that overall profitability appeared reasonable at the current time. The Board further concluded that PLFA was sharing economies of scale with each Fund and its shareholders to their benefit.

E.	Ancillary Benefits

The Trustees requested and received from PLFA and the Sub-Advisers information regarding other

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benefits received by PLFA, Pacific Life, the Sub-Advisers, and their affiliates as a result of their respective relationship with the Funds, including various service arrangements with PLFA or its affiliates, as well as commissions paid to broker-dealers affiliated with certain Sub-Advisers and the use of soft-dollars by certain of the Sub-Advisers. The Trustees also considered ancillary benefits received by Pacific Life and its affiliates from the Funds. The Trustees considered information regarding other significant economic relations between the Sub-Advisers and their affiliates and with PLFA and its affiliates and noted PLFA’s processes and procedures to identify and disclose such relationships and any potential conflicts of interest to the Board. The Trustees also considered PLFA’s and each Sub-Adviser’s strong practices and procedures with regard to managing conflicts of interest and ensuring that such conflicts do not prevent PLFA or the Sub-Advisers from acting in the best interests of the Funds and their shareholders.

The Board concluded that such benefits were consistent with those generally derived by mutual fund investment management organizations or were otherwise not unusual.

F.	Conclusion

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of the Independent Consultant and independent counsel to the Independent Trustees, the Board, including all of the Independent Trustees, concluded that: (i) the compensation payable under the Advisory Agreement and each applicable Sub-Advisory Agreement is fair and reasonable with respect to each applicable Fund; (ii) that the renewal of the Advisory Agreement and each applicable Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders; and (iii) the recommendation by PLFA to the Board to enter into each Sub-Advisory Agreement with respect to each Sub-Adviser was not inappropriately influenced by conflicts of interest. The Board did not indicate that any single factor was determinative of its decision to approve the Advisory Agreement and each applicable Sub-Advisory Agreement, but indicated that the Board based its determination on the total mix of information available to it.

III.              Other Sub-Advisory Agreement Approvals

In addition to considering the renewal of the Advisory Agreement and existing Sub-Advisory Agreements during the period, the Board approved a change in sub-adviser and a new sub-advisory agreement for the Value Portfolio (the “Fund”), effective on or about November 1, 2024. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

At a meeting held on September 18, 2024, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, appointed Putnam Investment Management, LLC (“Putnam”) to serve as the sub-adviser for the Fund. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and Putnam with respect to the Fund (the “Putnam Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the Putnam Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on November 1, 2024.

Putnam’s appointment as the sub-adviser and the Board’s approval of the Putnam Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder

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approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold, and new investments were purchased in accordance with recommendations by Putnam. PLFA and/or the Trust retained a transition agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Putnam as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending the change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Putnam be appointed as the new sub-adviser for the Fund and in evaluating the proposed Putnam Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Putnam and PLFA’s analysis in reaching its conclusion to recommend Putnam as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the Putnam Sub-Advisory Agreement for the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A.	Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Putnam as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Putnam. In this regard, the Trustees considered various materials relating to Putnam, including copies of the proposed Putnam Sub-Advisory Agreement; copies of Putnam’s Form ADV; financial information; a written presentation from Putnam; a comprehensive report including an assessment by PLFA; responses from Putnam to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on September 18, 2024 from management and investment personnel from Putnam.

The Trustees considered that under the Putnam Sub-Advisory Agreement, Putnam would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Putnam, including the background and experience of Putnam’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed Putnam’s written compliance policies and procedures and that the Board had previously approved Putnam’s code of ethics. The Trustees also considered the CCO’s assessment of Putnam’s compliance program, as required by Rule 38a-1 under the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to Putnam and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by Putnam.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by Putnam under the Putnam Sub-Advisory Agreement.

B.	Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a value strategy and PLFA’s identification of Putnam to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees considered the investment process and techniques to be used by Putnam for the Fund and Putnam’s experience managing value strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Putnam Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same Putnam portfolio management team that would manage the Fund using similar investment strategies (the “Putnam Comparable Performance”), which included a comparison of the Putnam Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and 10-year periods as of June 30, 2024. Additionally, the Trustees considered the risk-adjusted returns of the Putnam Comparable Performance during certain periods.

The Board determined that Putnam’s performance record with respect to a similarly managed mutual fund was acceptable.

C.	Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of Putnam with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees considered that PLFA was proposing to share these sub-advisory fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Putnam, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Putnam Sub-Advisory Agreement is fair and reasonable.

D.	Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Putnam of sub-advising the Fund and the projected profitability of the Putnam Sub-Advisory Agreement to Putnam, to the extent practicable based on the information provided by Putnam. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given

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the arms’-length nature of the relationship between PLFA and Putnam with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Putnam Sub-Advisory Agreement to Putnam is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Putnam at this time was of limited utility. The Trustees also considered the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of Putnam and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the Putnam Sub-Advisory Agreement is fair and reasonable.

E.	Ancillary Benefits

The Trustees received information from PLFA and Putnam concerning other benefits that may be received by Putnam and its affiliates as a result of their relationship with the Fund. The Trustees considered potential benefits to be derived by Putnam from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.	Conclusion

      Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Putnam Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Putnam Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

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Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a) The Principal Executive and Principal Financial Officers of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Companies.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, subject to the disclosure of Item 2 hereof is attached hereto as Exhibit 99.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Principal Executive and Principal Financial Officers of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Jason (Jay) Orlandi
Jason (Jay) Orlandi
Chief Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason (Jay) Orlandi
Jason (Jay) Orlandi
Chief Executive Officer

Date:	March 5, 2025

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	March 5, 2025